Quarterly Report
September 30, 2021
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 99.4%
Acadia Realty Trust REIT	165,509	$3,378,039
Agree Realty Corp. REIT	130,616	8,650,698
Alexandria Real Estate Equities, Inc. REIT	263,360	50,320,195
American Assets Trust, Inc. REIT	97,538	3,649,872
American Campus Communities, Inc. REIT	263,967	12,789,201
American Finance Trust, Inc. REIT	224,330	1,803,613
American Homes 4 Rent Class A REIT	519,917	19,819,236
Americold Realty Trust REIT	495,474	14,393,520
Apartment Income REIT Corp.	297,912	14,541,085
Apartment Investment & Management Co. Class A REIT (a)	294,259	2,015,674
Apple Hospitality REIT, Inc.	404,088	6,356,304
AvalonBay Communities, Inc. REIT	265,173	58,772,944
Boston Properties, Inc. REIT	269,853	29,238,573
Brandywine Realty Trust REIT	323,312	4,338,847
Brixmor Property Group, Inc. REIT	563,483	12,458,609
Broadstone Net Lease, Inc. REIT	303,532	7,530,629
Camden Property Trust REIT	191,009	28,168,097
CareTrust REIT, Inc.	185,764	3,774,724
Centerspace REIT	25,786	2,436,777
Chatham Lodging Trust REIT (b)	93,319	1,143,158
City Office REIT, Inc.	84,880	1,515,957
Columbia Property Trust, Inc. REIT	220,294	4,189,992
Community Healthcare Trust, Inc. REIT	44,463	2,009,283
Corporate Office Properties Trust REIT	212,768	5,740,481
Cousins Properties, Inc. REIT	282,024	10,516,675
CubeSmart REIT	383,021	18,557,367
DiamondRock Hospitality Co. REIT (b)	398,101	3,762,054
Digital Realty Trust, Inc. REIT	536,791	77,539,460
Diversified Healthcare Trust REIT	461,808	1,565,529
Douglas Emmett, Inc. REIT	334,976	10,588,591
Duke Realty Corp. REIT	718,461	34,392,728
Easterly Government Properties, Inc. REIT (a)	160,445	3,314,794
EastGroup Properties, Inc. REIT	76,711	12,782,354
Empire State Realty Trust, Inc. Class A REIT	270,193	2,710,036
EPR Properties REIT	141,650	6,994,677
Equity Commonwealth REIT (a) (b)	231,027	6,002,081
Equity LifeStyle Properties, Inc. REIT	324,445	25,339,155
Equity Residential REIT	647,262	52,376,441
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	224,063	$6,255,839
Essex Property Trust, Inc. REIT	123,480	39,481,495
Extra Space Storage, Inc. REIT	254,163	42,696,842
Federal Realty Investment Trust REIT	132,825	15,672,022
First Industrial Realty Trust, Inc. REIT	245,000	12,759,600
Four Corners Property Trust, Inc. REIT	146,342	3,930,746
Franklin Street Properties Corp. REIT	189,529	879,415
Getty Realty Corp. REIT	71,152	2,085,465
Global Medical REIT, Inc.	106,143	1,560,302
Global Net Lease, Inc. REIT	185,461	2,971,085
Healthcare Realty Trust, Inc. REIT	273,623	8,148,493
Healthcare Trust of America, Inc. Class A REIT	415,253	12,316,404
Healthpeak Properties, Inc. REIT	1,023,516	34,267,316
Hersha Hospitality Trust REIT (b)	60,599	565,389
Highwoods Properties, Inc. REIT	197,555	8,664,762
Host Hotels & Resorts, Inc. REIT (b)	1,355,391	22,133,535
Hudson Pacific Properties, Inc. REIT	289,030	7,592,818
Independence Realty Trust, Inc. REIT	200,207	4,074,212
Industrial Logistics Properties Trust REIT	125,132	3,179,604
Innovative Industrial Properties, Inc. REIT	45,401	10,495,349
Invitation Homes, Inc. REIT	1,094,870	41,966,367
JBG SMITH Properties REIT	215,371	6,377,135
Kilroy Realty Corp. REIT	198,909	13,169,765
Kimco Realty Corp. REIT	1,163,759	24,147,999
Kite Realty Group Trust REIT	162,010	3,298,524
Lexington Realty Trust REIT	525,702	6,702,701
Life Storage, Inc. REIT	148,641	17,055,068
LTC Properties, Inc. REIT (a)	75,393	2,389,204
Macerich Co. REIT	406,442	6,791,646
Mack-Cali Realty Corp. REIT (b)	150,973	2,584,658
Mid-America Apartment Communities, Inc. REIT	220,315	41,143,826
Monmouth Real Estate Investment Corp. REIT	188,471	3,514,984
National Health Investors, Inc. REIT	86,678	4,637,273
National Retail Properties, Inc. REIT	333,255	14,393,283
National Storage Affiliates Trust REIT	155,636	8,216,024
NETSTREIT Corp.	75,280	1,780,372
NexPoint Residential Trust, Inc. REIT	42,666	2,640,172
Office Properties Income Trust REIT	93,685	2,373,041

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	453,275	$13,580,119
Paramount Group, Inc. REIT	309,867	2,785,704
Park Hotels & Resorts, Inc. REIT (b)	448,361	8,581,630
Pebblebrook Hotel Trust REIT	248,803	5,575,675
Piedmont Office Realty Trust, Inc. Class A REIT	234,770	4,092,041
Prologis, Inc. REIT	1,403,127	175,994,220
PS Business Parks, Inc. REIT	38,555	6,043,111
Public Storage REIT	289,315	85,955,486
Realty Income Corp. REIT	739,520	47,965,267
Regency Centers Corp. REIT	290,297	19,545,697
Retail Opportunity Investments Corp. REIT	229,606	3,999,737
Retail Properties of America, Inc. Class A REIT	411,558	5,300,867
Rexford Industrial Realty, Inc. REIT	260,838	14,802,557
RLJ Lodging Trust REIT	314,954	4,680,216
RPT Realty REIT	152,587	1,947,010
Ryman Hospitality Properties, Inc. REIT (b)	104,323	8,731,835
Seritage Growth Properties Class A REIT (a) (b)	67,548	1,001,737
Service Properties Trust REIT	311,298	3,489,651
Simon Property Group, Inc. REIT	624,270	81,136,372
SITE Centers Corp. REIT	342,480	5,287,891
SL Green Realty Corp. REIT	127,346	9,021,191
Spirit Realty Capital, Inc. REIT	223,808	10,304,120
STAG Industrial, Inc. REIT	307,202	12,057,679
STORE Capital Corp. REIT	464,082	14,864,546
Summit Hotel Properties, Inc. REIT (b)	200,054	1,926,520
Sun Communities, Inc. REIT	220,090	40,738,659
Sunstone Hotel Investors, Inc. REIT (b)	415,372	4,959,542
Tanger Factory Outlet Centers, Inc. REIT	195,859	3,192,502
Terreno Realty Corp. REIT	134,829	8,525,238
UDR, Inc. REIT	529,888	28,073,466
Universal Health Realty Income Trust REIT	24,023	1,327,751
Security Description	Shares	Value
Urban Edge Properties REIT	211,062	$3,864,545
Ventas, Inc. REIT	747,963	41,295,037
VEREIT, Inc.	435,003	19,675,186
Vornado Realty Trust REIT	301,693	12,674,123
Washington Real Estate Investment Trust	159,900	3,957,525
Welltower, Inc. REIT	802,631	66,136,794
WP Carey, Inc. REIT	349,854	25,553,336
Xenia Hotels & Resorts, Inc. REIT (b)	215,713	3,826,749
TOTAL COMMON STOCKS (Cost $1,792,420,464)		1,820,861,517
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	5,734,035	5,735,182
State Street Navigator Securities Lending Portfolio II (e) (f)	3,013,904	3,013,904
TOTAL SHORT-TERM INVESTMENTS (Cost $8,749,086)		8,749,086
TOTAL INVESTMENTS — 99.9% (Cost $1,801,169,550)		1,829,610,603
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,962,893
NET ASSETS — 100.0%		$1,831,573,496
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	249	12/17/2021	$10,195,602	$9,890,280	$(305,322)
See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,820,861,517	$—	$—	$1,820,861,517
Short-Term Investments	8,749,086	—	—	8,749,086
TOTAL INVESTMENTS	$1,829,610,603	$—	$—	$1,829,610,603
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(305,322)	—	—	(305,322)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(305,322)	$—	$—	$(305,322)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,631,274	$3,632,363	$31,309,309	$29,206,721	$296	$(65)	5,734,035	$5,735,182	$511
State Street Navigator Securities Lending Portfolio II	6,259,134	6,259,134	68,068,312	71,313,542	—	—	3,013,904	3,013,904	4,693
Total		$9,891,497	$99,377,621	$100,520,263	$296	$(65)		$8,749,086	$5,204
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 2.2%
Arista Networks, Inc. (a)	12,011	$4,127,460
Infinera Corp. (a)	353,010	2,937,043
		7,064,503
CONSUMER FINANCE — 0.5%
LendingTree, Inc. (a)	12,205	1,706,625
DIVERSIFIED CONSUMER SERVICES — 1.0%
2U, Inc. (a) (b)	98,508	3,306,914
ENTERTAINMENT — 8.3%
Bilibili, Inc. ADR (a) (b)	43,769	2,896,195
DouYu International Holdings, Ltd. ADR (a)	284,009	934,390
Gravity Co., Ltd. ADR (a)	18,640	1,686,174
HUYA, Inc. ADR (a)	163,429	1,362,998
iQIYI, Inc. ADR (a) (b)	147,477	1,184,240
Netflix, Inc. (a)	6,605	4,031,296
Roku, Inc. (a)	10,015	3,138,200
Sea, Ltd. ADR (a)	17,235	5,493,311
Spotify Technology SA (a)	9,700	2,185,798
Tencent Music Entertainment Group ADR (a)	177,595	1,287,564
Zynga, Inc. Class A (a)	382,666	2,881,475
		27,081,641
HEALTH CARE TECHNOLOGY — 3.4%
GoodRx Holdings, Inc. Class A (a) (b)	77,921	3,196,319
Health Catalyst, Inc. (a) (b)	83,419	4,171,784
Veeva Systems, Inc. Class A (a)	12,598	3,630,366
		10,998,469
INTERACTIVE MEDIA & SERVICES — 17.2%
Alphabet, Inc. Class A (a)	1,862	4,978,094
Angi, Inc. Class A (a)	279,484	3,448,833
Autohome, Inc. ADR	33,650	1,579,195
Cargurus, Inc. (a)	116,895	3,671,672
EverQuote, Inc. Class A (a)	98,615	1,837,197
Facebook, Inc. Class A (a)	12,182	4,134,449
Hello Group, Inc. ADR	266,408	2,818,597
JOYY, Inc. ADR (b)	39,188	2,148,678
Pinterest, Inc. Class A (a)	46,733	2,381,046
Snap, Inc. Class A (a)	62,349	4,605,721
So-Young International, Inc. ADR (a) (b)	289,205	1,232,013
Twitter, Inc. (a)	64,669	3,905,361
Weibo Corp. ADR (a)	83,913	3,985,028
Yandex NV Class A (a)	47,273	3,767,185
Yelp, Inc. (a)	113,563	4,229,086
Zillow Group, Inc. Class C (a)	26,298	2,317,906
ZoomInfo Technologies, Inc. Class A (a)	79,592	4,870,235
		55,910,296
INTERNET & DIRECT MARKETING RETAIL — 1.6%
Fiverr International, Ltd. (a) (b)	16,464	3,007,644
Security Description	Shares	Value
Quotient Technology, Inc. (a)	383,981	$2,234,769
		5,242,413
IT SERVICES — 6.6%
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	70,610	1,999,675
Okta, Inc. (a)	13,165	3,124,581
Shopify, Inc. Class A (a)	3,102	4,205,630
Snowflake, Inc. Class A (a)	9,374	2,834,979
Square, Inc. Class A (a)	15,339	3,678,906
Twilio, Inc. Class A (a)	9,665	3,083,618
Wix.com, Ltd. (a)	12,483	2,446,293
		21,373,682
MEDIA — 1.1%
Liberty Broadband Corp. Class C (a)	20,574	3,553,130
PROFESSIONAL SERVICES — 1.0%
51job, Inc. ADR (a)	46,657	3,244,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
ACM Research, Inc. Class A (a) (b)	46,225	5,084,750
Cohu, Inc. (a)	89,672	2,864,124
SolarEdge Technologies, Inc. (a)	11,444	3,035,177
Universal Display Corp.	14,328	2,449,515
		13,433,566
SOFTWARE — 51.8%
Agora, Inc. ADR (a)	69,963	2,028,927
Alteryx, Inc. Class A (a)	28,173	2,059,446
Anaplan, Inc. (a)	47,370	2,884,359
Appfolio, Inc. Class A (a)	19,702	2,372,121
Appian Corp. (a) (b)	21,724	2,009,687
Asana, Inc. Class A (a)	117,051	12,154,576
Atlassian Corp. PLC Class A (a)	14,322	5,605,917
Avalara, Inc. (a)	20,119	3,516,198
Bill.Com Holdings, Inc. (a)	23,135	6,175,888
Blackline, Inc. (a)	26,297	3,104,624
Check Point Software Technologies, Ltd. (a)	27,623	3,122,504
Cloudera, Inc. (a)	271,901	4,342,259
Coupa Software, Inc. (a)	10,485	2,298,102
Crowdstrike Holdings, Inc. Class A (a)	18,929	4,652,370
CyberArk Software, Ltd. (a)	30,069	4,745,490
Datadog, Inc. Class A (a)	33,588	4,747,664
Digital Turbine, Inc. (a) (b)	76,344	5,248,650
DocuSign, Inc. (a)	14,714	3,787,825
Dropbox, Inc. Class A (a)	147,848	4,320,119
Elastic NV (a)	23,462	3,495,603
Everbridge, Inc. (a)	25,627	3,870,702
J2 Global, Inc. (a)	33,094	4,521,302
JFrog, Ltd. (a)	48,625	1,628,938
Mandiant, Inc. (a)	240,448	4,279,974
Mimecast, Ltd. (a)	69,348	4,410,533
Mitek Systems, Inc. (a)	233,792	4,325,152
Pagerduty, Inc. (a)	76,874	3,184,121

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a)	7,845	$3,889,159
Qualys, Inc. (a)	34,983	3,893,258
Rapid7, Inc. (a)	45,917	5,189,539
Smartsheet, Inc. Class A (a)	46,273	3,184,508
Splunk, Inc. (a)	21,415	3,098,965
SS&C Technologies Holdings, Inc.	46,540	3,229,876
Sumo Logic, Inc. (a)	124,294	2,003,619
Tenable Holdings, Inc. (a)	88,916	4,102,584
Teradata Corp. (a)	143,482	8,228,693
Trade Desk, Inc. Class A (a)	35,868	2,521,520
Upland Software, Inc. (a)	76,376	2,554,013
Varonis Systems, Inc. (a)	73,877	4,495,416
Workday, Inc. Class A (a)	15,148	3,785,334
Yext, Inc. (a)	220,173	2,648,681
Zoom Video Communications, Inc. Class A (a)	8,358	2,185,617
Zscaler, Inc. (a)	18,322	4,804,395
		168,708,228
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Pure Storage, Inc. Class A (a)	153,781	3,869,130
TOTAL COMMON STOCKS (Cost $319,492,269)		325,492,658
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	172,558	172,592
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	9,968,778	$9,968,778
TOTAL SHORT-TERM INVESTMENTS (Cost $10,141,370)		10,141,370
TOTAL INVESTMENTS — 103.1% (Cost $329,633,639)		335,634,028
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(10,096,017)
NET ASSETS — 100.0%		$325,538,011
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$325,492,658	$—	$—	$325,492,658
Short-Term Investments	10,141,370	—	—	10,141,370
TOTAL INVESTMENTS	$335,634,028	$—	$—	$335,634,028
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,487	$371,598	$5,293,200	$5,492,168	$(3)	$(35)	172,558	$172,592	$32
State Street Navigator Securities Lending Portfolio II	28,664,569	28,664,569	19,398,941	38,094,732	—	—	9,968,778	9,968,778	11,714
Total		$29,036,167	$24,692,141	$43,586,900	$(3)	$(35)		$10,141,370	$11,746
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.9%
BHP Group, Ltd. (a)	21,217	$576,415
National Australia Bank, Ltd.	30,763	618,429
Rio Tinto PLC	8,907	590,099
		1,784,943
BELGIUM — 0.7%
Anheuser-Busch InBev SA/NV	11,190	637,344
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares ADR	37,317	373,170
Petroleo Brasileiro SA Preference Shares	58,575	292,719
		665,889
CANADA — 1.4%
Nutrien, Ltd.	10,375	673,267
Royal Bank of Canada	6,288	625,549
		1,298,816
CHINA — 3.9%
Alibaba Group Holding, Ltd. ADR (b)	3,840	568,512
China Construction Bank Corp. Class H	869,288	623,102
China Petroleum & Chemical Corp. Class H	1,306,147	647,650
Industrial & Commercial Bank of China, Ltd. Class H	1,123,110	624,699
PetroChina Co., Ltd. Class H	1,472,458	697,959
Tencent Holdings, Ltd.	10,206	604,915
		3,766,837
DENMARK — 0.7%
Vestas Wind Systems A/S	16,226	651,205
FINLAND — 0.6%
Sampo Oyj Class A	12,401	616,708
FRANCE — 6.0%
Air Liquide SA	3,647	585,735
BNP Paribas SA	10,328	663,597
Carrefour SA	35,771	644,446
Cie de Saint-Gobain	8,918	601,940
Engie SA	46,395	609,853
LVMH Moet Hennessy Louis Vuitton SE	822	590,743
Societe Generale SA	20,632	650,272
TotalEnergies SE	14,893	713,452
Vinci SA	6,204	648,190
		5,708,228
GERMANY — 4.7%
Allianz SE	2,823	637,461
BASF SE	8,450	644,878
Daimler AG	7,890	701,537
Deutsche Bank AG (b)	50,454	645,432
E.ON SE	49,682	608,494
Security Description	Shares	Value
SAP SE	4,428	$599,808
Siemens AG	3,734	614,162
		4,451,772
HONG KONG — 0.7%
CLP Holdings, Ltd.	65,327	629,383
INDIA — 1.3%
Infosys, Ltd. ADR	28,047	624,046
Reliance Industries, Ltd. GDR (c)	1,811	123,329
Reliance Industries, Ltd.	15,941	541,031
		1,288,406
ITALY — 1.4%
Assicurazioni Generali SpA	31,297	667,036
UniCredit SpA	50,726	676,072
		1,343,108
JAPAN — 9.8%
Bridgestone Corp.	13,367	635,674
Canon, Inc.	26,181	643,056
Honda Motor Co., Ltd.	20,605	638,049
Komatsu, Ltd.	25,347	612,235
Mitsubishi Corp.	19,780	626,862
Mitsubishi UFJ Financial Group, Inc.	112,148	661,279
Mitsui & Co., Ltd.	27,673	611,125
Mizuho Financial Group, Inc.	43,822	622,325
Nippon Steel Corp.	30,818	561,809
Panasonic Corp.	49,364	614,976
Seven & i Holdings Co., Ltd.	13,684	623,645
SoftBank Group Corp.	9,856	572,412
Sony Group Corp.	5,796	647,001
Takeda Pharmaceutical Co., Ltd.	18,901	626,617
Toyota Motor Corp.	35,600	638,136
		9,335,201
LUXEMBOURG — 0.6%
ArcelorMittal SA	19,521	598,627
MEXICO — 0.6%
America Movil SAB de CV Series L	681,813	605,997
NETHERLANDS — 0.8%
Royal Dutch Shell PLC Class A (d)	451	10,064
Royal Dutch Shell PLC Class B	15,558	346,047
Royal Dutch Shell PLC Class A (d)	16,766	377,583
		733,694
RUSSIA — 0.8%
Gazprom PJSC ADR (a)	72,619	725,173
SOUTH AFRICA — 1.9%
Anglo American PLC	15,271	539,990
MTN Group, Ltd. (b)	73,421	689,850
Naspers, Ltd. Class N	3,821	633,049
		1,862,889

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd. GDR	345	$539,062
Samsung Electronics Co., Ltd.	1,391	87,055
		626,117
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA (b)	99,184	657,165
Banco Santander SA	179,268	651,648
Telefonica SA	132,390	620,945
		1,929,758
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B (a)	54,324	615,360
SWITZERLAND — 3.9%
ABB, Ltd.	17,565	591,054
Credit Suisse Group AG	61,408	611,809
Nestle SA	5,150	622,185
Novartis AG	7,526	619,845
Roche Holding AG	1,721	630,858
UBS Group AG	38,941	626,162
		3,701,913
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,250	586,163
UNITED KINGDOM — 5.4%
AstraZeneca PLC	5,733	692,462
BAE Systems PLC	84,524	644,147
BP PLC	158,436	726,973
GlaxoSmithKline PLC	33,016	624,843
HSBC Holdings PLC	124,823	656,474
National Grid PLC	50,081	597,341
Tesco PLC	184,204	629,125
Vodafone Group PLC	401,388	613,193
		5,184,558
UNITED STATES — 47.9%
3M Co.	3,498	613,619
Abbott Laboratories	5,012	592,068
Accenture PLC Class A	1,888	604,009
Adobe, Inc. (b)	980	564,206
Alphabet, Inc. Class A (b)	119	318,149
Alphabet, Inc. Class C (b)	111	295,849
Amazon.com, Inc. (b)	188	617,588
American Express Co.	4,096	686,203
American International Group, Inc.	11,859	650,941
Amgen, Inc.	3,043	647,094
Apple, Inc.	4,334	613,261
AT&T, Inc.	23,752	641,542
Bank of America Corp.	16,147	685,440
Bank of New York Mellon Corp.	12,437	644,734
Baxter International, Inc.	7,978	641,671
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	2,326	$634,858
Boeing Co. (b)	3,070	675,216
Booking Holdings, Inc. (b)	282	669,431
Carnival Corp. (b)	28,571	714,561
Caterpillar, Inc.	3,149	604,514
Chevron Corp.	6,769	686,715
Cisco Systems, Inc.	11,152	607,003
Coca-Cola Co.	11,609	609,124
Colgate-Palmolive Co.	8,380	633,360
ConocoPhillips	11,661	790,266
CVS Health Corp.	7,705	653,846
Deere & Co.	1,778	595,754
Duke Energy Corp.	6,256	610,523
DuPont de Nemours, Inc.	9,159	622,720
eBay, Inc.	8,897	619,854
Exxon Mobil Corp.	12,045	708,487
Facebook, Inc. Class A (b)	1,705	578,660
FedEx Corp.	2,507	549,760
General Electric Co.	6,376	656,919
Gilead Sciences, Inc.	9,094	635,216
Goldman Sachs Group, Inc.	1,600	604,848
Home Depot, Inc.	1,945	638,466
Honeywell International, Inc.	2,903	616,249
Howmet Aerospace, Inc.	20,679	645,185
HP, Inc.	23,057	630,840
Intel Corp.	11,991	638,880
International Business Machines Corp.	4,712	654,638
Johnson & Johnson	3,866	624,359
JPMorgan Chase & Co.	4,103	671,620
McDonald's Corp.	2,719	655,578
Medtronic PLC	4,923	617,098
Merck & Co., Inc.	8,789	660,142
Microsoft Corp.	2,183	615,431
Mondelez International, Inc. Class A	10,719	623,631
Netflix, Inc. (b)	1,087	663,440
NextEra Energy, Inc.	7,601	596,831
NIKE, Inc. Class B	3,946	573,078
PayPal Holdings, Inc. (b)	2,271	590,937
Pfizer, Inc.	14,161	609,065
Philip Morris International, Inc.	6,233	590,826
Procter & Gamble Co.	4,479	626,164
QUALCOMM, Inc.	4,525	583,634
Raytheon Technologies Corp.	7,835	673,497
Schlumberger NV	24,275	719,511
Simon Property Group, Inc. REIT	5,048	656,089
Southwest Airlines Co. (b)	13,573	698,059
Starbucks Corp.	5,410	596,777
Tesla, Inc. (b)	877	680,096
Travelers Cos., Inc.	4,129	627,649
Union Pacific Corp.	3,107	609,003
United Parcel Service, Inc. Class B	3,341	608,396
UnitedHealth Group, Inc.	1,611	629,482

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	11,905	$642,989
Visa, Inc. Class A	2,892	644,193
Walmart, Inc.	4,425	616,756
Walt Disney Co. (b)	3,506	593,110
Wells Fargo & Co.	14,668	680,742
Williams Cos., Inc.	26,782	694,725
		45,775,175
TOTAL COMMON STOCKS (Cost $74,494,942)		95,123,264

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f)	117,508	117,508
State Street Navigator Securities Lending Portfolio II (g) (h)	1,168,532	1,168,532
TOTAL SHORT-TERM INVESTMENTS (Cost $1,286,040)		1,286,040
TOTAL INVESTMENTS — 100.8% (Cost $75,780,982)		96,409,304
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(773,743)
NET ASSETS — 100.0%		$95,635,561

(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	12/17/2021	$222,440	$214,888	$(7,552)
MSCI EAFE Index (long)	2	12/17/2021	237,056	226,700	(10,356)
Total unrealized appreciation/depreciation on open futures contracts.					$(17,908)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$95,123,264	$—	$—	$95,123,264
Short-Term Investments	1,286,040	—	—	1,286,040
TOTAL INVESTMENTS	$96,409,304	$—	$—	$96,409,304
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(17,908)	—	—	(17,908)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,908)	$—	$—	$(17,908)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	18.2%
Industrials	13.8
Consumer Discretionary	12.0
Information Technology	10.9
Health Care	9.9
Energy	9.6
Communication Services	7.8
Consumer Staples	7.2
Materials	5.6
Utilities	3.8
Real Estate	0.7
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,094	$99,094	$1,012,904	$994,490	$—	$—	117,508	$117,508	$6
State Street Navigator Securities Lending Portfolio II	4,114,813	4,114,813	2,237,466	5,183,747	—	—	1,168,532	1,168,532	1,985
Total		$4,213,907	$3,250,370	$6,178,237	$—	$—		$1,286,040	$1,991
See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.6%
Tesla, Inc. (a)	16,380	$12,702,362
CHEMICALS — 2.1%
Huntsman Corp.	257,219	7,611,110
CONSTRUCTION & ENGINEERING — 6.2%
Arcosa, Inc.	159,716	8,012,952
ReneSola, Ltd. ADR (a) (b)	1,081,530	7,105,652
Valmont Industries, Inc.	29,099	6,841,757
		21,960,361
ELECTRIC UTILITIES — 15.3%
ALLETE, Inc.	139,940	8,329,229
Avangrid, Inc. (b)	179,373	8,717,528
Centrais Eletricas Brasileiras SA ADR (b)	756,241	5,369,311
Cia Paranaense de Energia ADR	1,629,585	10,641,187
Enel Americas SA ADR (b)	1,454,335	8,507,860
Enel Chile SA ADR (b)	851,258	2,051,532
NextEra Energy, Inc.	134,966	10,597,530
		54,214,177
ELECTRICAL EQUIPMENT — 20.6%
American Superconductor Corp. (a)	462,467	6,742,769
Array Technologies, Inc. (a)	626,338	11,599,780
Ballard Power Systems, Inc. (a) (b)	539,915	7,585,806
Eos Energy Enterprises, Inc. (a) (b)	520,327	7,300,188
FuelCell Energy, Inc. (a) (b)	867,478	5,803,428
Plug Power, Inc. (a) (b)	301,495	7,700,182
Shoals Technologies Group, Inc. Class A (a)	335,310	9,348,443
Sunrun, Inc. (a) (b)	226,343	9,959,092
TPI Composites, Inc. (a)	210,250	7,095,937
		73,135,625
GAS UTILITIES — 2.2%
New Jersey Resources Corp.	223,299	7,773,038
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.7%
AES Corp.	388,964	8,880,048
Atlantica Sustainable Infrastructure PLC	266,052	9,181,455
Azure Power Global, Ltd. (a) (b)	388,300	8,542,600
Ormat Technologies, Inc.	139,197	9,271,912
Sunnova Energy International, Inc. (a)	324,842	10,700,295
TransAlta Corp.	201,294	2,125,665
		48,701,975
INDUSTRIAL CONGLOMERATES — 2.6%
General Electric Co.	89,009	9,170,597
MACHINERY — 0.8%
Hyster-Yale Materials Handling, Inc.	56,733	2,851,401
Security Description	Shares	Value
MULTI-UTILITIES — 5.2%
Algonquin Power & Utilities Corp. (b)	618,404	$9,065,802
Consolidated Edison, Inc.	127,559	9,259,508
		18,325,310
OIL, GAS & CONSUMABLE FUELS — 2.7%
Enbridge, Inc. (b)	245,893	9,786,541
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 24.6%
Applied Materials, Inc.	52,015	6,695,891
Canadian Solar, Inc. (a) (b)	254,033	8,787,001
Daqo New Energy Corp. ADR (a)	142,243	8,107,851
Enphase Energy, Inc. (a)	71,498	10,722,555
First Solar, Inc. (a)	127,574	12,178,214
JinkoSolar Holding Co., Ltd. ADR (a) (b)	243,454	11,152,628
Maxeon Solar Technologies, Ltd. (a) (b)	546,044	9,626,756
SolarEdge Technologies, Inc. (a)	41,589	11,030,235
SunPower Corp. (a) (b)	401,228	9,099,851
		87,400,982
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Intevac, Inc. (a)	260,219	1,243,847
TOTAL COMMON STOCKS (Cost $411,014,083)		354,877,326
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	218,176	218,220
State Street Navigator Securities Lending Portfolio II (e) (f)	34,076,031	34,076,031
TOTAL SHORT-TERM INVESTMENTS (Cost $34,294,251)		34,294,251
TOTAL INVESTMENTS — 109.5% (Cost $445,308,334)		389,171,577
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(33,789,899)
NET ASSETS — 100.0%		$355,381,678
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$354,877,326	$—	$—	$354,877,326
Short-Term Investments	34,294,251	—	—	34,294,251
TOTAL INVESTMENTS	$389,171,577	$—	$—	$389,171,577
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	334,128	$334,229	$1,247,587	$1,363,530	$(66)	$—	218,176	$218,220	$30
State Street Navigator Securities Lending Portfolio II	33,447,164	33,447,164	66,746,261	66,117,394	—	—	34,076,031	34,076,031	208,730
Total		$33,781,393	$67,993,848	$67,480,924	$(66)	$—		$34,294,251	$208,760
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 52.3%
Aerojet Rocketdyne Holdings, Inc.	18,532	$807,069
Boeing Co. (a)	3,629	798,162
BWX Technologies, Inc.	8,923	480,593
Ducommun, Inc. (a)	3,151	158,653
Elbit Systems, Ltd.	1,392	201,617
General Dynamics Corp.	2,984	584,954
HEICO Corp.	6,199	817,462
Hexcel Corp. (a)	14,699	872,974
Huntington Ingalls Industries, Inc.	2,591	500,218
L3Harris Technologies, Inc.	4,139	911,573
Lockheed Martin Corp.	2,328	803,393
Maxar Technologies, Inc.	25,382	718,818
Moog, Inc. Class A	5,696	434,206
Northrop Grumman Corp.	2,416	870,122
Raytheon Technologies Corp.	10,133	871,033
TransDigm Group, Inc. (a)	862	538,379
Virgin Galactic Holdings, Inc. (a)	25,605	647,807
		11,017,033
COMMUNICATIONS EQUIPMENT — 3.0%
Viasat, Inc. (a)	11,301	622,346
CONTAINERS & PACKAGING — 3.0%
Ball Corp.	7,078	636,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
Iridium Communications, Inc. (a)	23,396	932,331
ELECTRICAL EQUIPMENT — 2.5%
AMETEK, Inc.	4,219	523,198
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.9%
Amphenol Corp. Class A	8,403	615,352
II-VI, Inc. (a) (b)	8,112	481,528
Teledyne Technologies, Inc. (a)	2,150	923,597
TTM Technologies, Inc. (a)	37,821	475,410
		2,495,887
ENERGY EQUIPMENT & SERVICES — 2.0%
TechnipFMC PLC (a)	54,638	411,424
INDUSTRIAL CONGLOMERATES — 4.0%
Honeywell International, Inc.	3,952	838,931
Security Description	Shares	Value
MACHINERY — 6.3%
ESCO Technologies, Inc.	6,303	$485,331
Fortive Corp.	8,057	568,582
Standex International Corp.	2,847	281,597
		1,335,510
PROFESSIONAL SERVICES — 7.7%
Jacobs Engineering Group, Inc.	4,046	536,216
KBR, Inc.	14,493	571,024
Leidos Holdings, Inc.	5,457	524,582
		1,631,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	3,442	576,466
TOTAL COMMON STOCKS (Cost $21,004,486)		21,021,756
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d) (Cost $34,007)	34,000	34,006
TOTAL INVESTMENTS — 100.0% (Cost $21,038,493)		21,055,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(4,551)
NET ASSETS — 100.0%		$21,051,211
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,021,756	$—	$—	$21,021,756
Short-Term Investment	34,006	—	—	34,006
TOTAL INVESTMENTS	$21,055,762	$—	$—	$21,055,762
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,769	$33,780	$41,594	$41,364	$(3)	$(1)	34,000	$34,006	$3
State Street Navigator Securities Lending Portfolio II	521,979	521,979	703,538	1,225,517	—	—	—	—	18
Total		$555,759	$745,132	$1,266,881	$(3)	$(1)		$34,006	$21
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 28.2%
Aerojet Rocketdyne Holdings, Inc.	7,392	$321,922
AeroVironment, Inc. (a)	3,258	281,230
Boeing Co. (a)	1,441	316,933
Ducommun, Inc. (a)	3,223	162,278
Elbit Systems, Ltd.	1,424	206,252
Embraer SA ADR (a)	20,688	351,696
General Dynamics Corp.	1,470	288,164
HEICO Corp.	2,473	326,114
Hexcel Corp. (a)	5,863	348,204
Huntington Ingalls Industries, Inc.	1,276	246,344
Kratos Defense & Security Solutions, Inc. (a)	13,551	302,323
L3Harris Technologies, Inc.	1,651	363,616
Lockheed Martin Corp.	928	320,253
Maxar Technologies, Inc.	10,124	286,712
Mercury Systems, Inc. (a)	4,266	202,294
Moog, Inc. Class A	4,055	309,113
Northrop Grumman Corp.	960	345,744
Parsons Corp. (a)	9,135	308,398
RADA Electronic Industries, Ltd. (a)	32,035	340,852
Raytheon Technologies Corp.	4,042	347,450
Textron, Inc.	5,200	363,012
Vectrus, Inc. (a)	3,588	180,405
		6,519,309
BUILDING PRODUCTS — 1.2%
Griffon Corp.	10,896	268,042
COMMUNICATIONS EQUIPMENT — 10.6%
Cisco Systems, Inc.	6,647	361,796
F5 Networks, Inc. (a)	1,906	378,875
Gilat Satellite Networks, Ltd. (b)	26,477	238,028
Juniper Networks, Inc.	12,609	347,000
NetScout Systems, Inc. (a)	11,919	321,217
Radware, Ltd. (a)	12,095	407,843
Viasat, Inc. (a)	7,087	390,281
		2,445,040
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Iridium Communications, Inc. (a)	9,332	371,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
908 Devices, Inc. (a) (b)	6,641	215,965
Amphenol Corp. Class A	4,138	303,026
OSI Systems, Inc. (a)	3,723	352,941
Teledyne Technologies, Inc. (a)	854	366,861
		1,238,793
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Varex Imaging Corp. (a)	13,495	380,559
IT SERVICES — 4.5%
Akamai Technologies, Inc. (a)	3,049	318,895
Cloudflare, Inc. Class A (a)	3,984	448,798
Limelight Networks, Inc. (a) (b)	111,525	265,429
		1,033,122
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	4,955	$386,985
MACHINERY — 1.2%
Fortive Corp.	3,968	280,022
PROFESSIONAL SERVICES — 8.3%
ASGN, Inc. (a)	3,583	405,381
Jacobs Engineering Group, Inc.	2,527	334,903
KBR, Inc.	7,137	281,198
Leidos Holdings, Inc.	3,422	328,957
ManTech International Corp. Class A	4,087	310,285
Science Applications International Corp.	3,058	261,642
		1,922,366
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Broadcom, Inc.	774	375,336
eMagin Corp. (a)	106,051	239,675
Kopin Corp. (a)	40,854	209,581
		824,592
SOFTWARE — 31.9%
A10 Networks, Inc. (a)	34,901	470,465
Allot, Ltd. (a)	12,117	180,059
BlackBerry, Ltd. (a)	23,688	230,484
Check Point Software Technologies, Ltd. (a)	3,000	339,120
Cognyte Software, Ltd. (a)	14,888	305,948
Crowdstrike Holdings, Inc. Class A (a)	1,678	412,419
CyberArk Software, Ltd. (a)	2,708	427,377
Fortinet, Inc. (a)	1,592	464,928
Mandiant, Inc. (a)	17,947	319,457
McAfee Corp. Class A	12,725	281,350
Mimecast, Ltd. (a)	6,982	444,055
OneSpan, Inc. (a)	11,492	215,820
Palo Alto Networks, Inc. (a)	1,019	488,101
Qualys, Inc. (a)	3,519	391,629
Rapid7, Inc. (a)	4,156	469,711
Telos Corp. (a)	10,445	296,847
Tenable Holdings, Inc. (a)	8,496	392,005
Varonis Systems, Inc. (a)	7,187	437,329
VMware, Inc. Class A (a) (b)	2,217	329,668
Zscaler, Inc. (a)	1,832	480,387
		7,377,159
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Intevac, Inc. (a)	16,602	79,358
TOTAL COMMON STOCKS (Cost $22,357,227)		23,127,227
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	17,039	17,043

See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	679,101	$679,101
TOTAL SHORT-TERM INVESTMENTS (Cost $696,144)		696,144
TOTAL INVESTMENTS — 103.0% (Cost $23,053,371)		23,823,371
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(684,109)
NET ASSETS — 100.0%		$23,139,262
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,127,227	$—	$—	$23,127,227
Short-Term Investments	696,144	—	—	696,144
TOTAL INVESTMENTS	$23,823,371	$—	$—	$23,823,371
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	34,728	$34,738	$472,146	$489,837	$(4)	$—	17,039	$17,043	$5
State Street Navigator Securities Lending Portfolio II	236,289	236,289	1,813,959	1,371,147	—	—	679,101	679,101	1,273
Total		$271,027	$2,286,105	$1,860,984	$(4)	$—		$696,144	$1,278
See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Parsons Corp. (a)	34,959	$1,180,216
AUTO COMPONENTS — 2.1%
Lear Corp.	7,067	1,105,844
AUTOMOBILES — 1.7%
Toyota Motor Corp. ADR (b)	4,849	861,910
BUILDING PRODUCTS — 9.5%
Allegion PLC	6,340	838,021
Carrier Global Corp.	29,747	1,539,705
Johnson Controls International PLC	20,550	1,399,044
Resideo Technologies, Inc. (a)	44,166	1,094,875
		4,871,645
COMMERCIAL SERVICES & SUPPLIES — 3.9%
ADT, Inc. (b)	119,382	965,800
Tetra Tech, Inc.	7,125	1,064,048
		2,029,848
COMMUNICATIONS EQUIPMENT — 1.7%
Nokia Oyj ADR (a)	159,654	870,114
CONSTRUCTION & ENGINEERING — 1.9%
NV5 Global, Inc. (a)	9,736	959,677
DIVERSIFIED CONSUMER SERVICES — 1.2%
Vivint Smart Home, Inc. (a)	64,397	608,551
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
BCE, Inc.	17,329	867,490
ELECTRIC UTILITIES — 0.4%
Korea Electric Power Corp. ADR (b)	21,237	209,609
ELECTRICAL EQUIPMENT — 15.4%
ABB, Ltd. ADR	25,237	841,906
Acuity Brands, Inc.	7,361	1,276,176
AMETEK, Inc.	6,459	800,981
Beam Global (a)	38,414	1,051,391
Blink Charging Co. (a)	34,637	990,965
Bloom Energy Corp. Class A (a) (b)	54,131	1,013,332
ChargePoint Holdings, Inc. (a)	48,537	970,255
Hubbell, Inc.	4,693	847,884
Orion Energy Systems, Inc. (a)	36,522	142,071
		7,934,961
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.2%
Badger Meter, Inc.	14,703	1,487,061
Iteris, Inc. (a)	37,835	199,769
Itron, Inc. (a)	14,279	1,079,921
Luna Innovations, Inc. (a)	25,890	245,955
MicroVision, Inc. (a) (b)	41,276	456,100
TE Connectivity, Ltd.	6,459	886,304
Teledyne Technologies, Inc. (a)	2,093	899,111
		5,254,221
HOUSEHOLD DURABLES — 1.9%
Universal Electronics, Inc. (a)	9,888	486,984
Security Description	Shares	Value
Viomi Technology Co., Ltd. ADR (a)	110,839	$505,426
		992,410
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
Atlantica Sustainable Infrastructure PLC	37,388	1,290,260
INDUSTRIAL CONGLOMERATES — 4.2%
Honeywell International, Inc.	6,031	1,280,261
Roper Technologies, Inc.	1,943	866,830
		2,147,091
INTERACTIVE MEDIA & SERVICES — 1.4%
Baidu, Inc. ADR (a)	4,688	720,780
MACHINERY — 13.9%
Energy Recovery, Inc. (a)	68,194	1,297,732
Evoqua Water Technologies Corp. (a)	41,686	1,565,726
Ideanomics, Inc. (a) (b)	259,515	511,245
Mueller Water Products, Inc. Class A	60,534	921,327
Pentair PLC	19,859	1,442,359
Xylem, Inc.	11,600	1,434,688
		7,173,077
MULTI-UTILITIES — 1.6%
National Grid PLC ADR	13,487	804,230
OIL, GAS & CONSUMABLE FUELS — 3.3%
Royal Dutch Shell PLC Class A ADR	21,985	979,872
Suncor Energy, Inc.	34,976	725,402
		1,705,274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.3%
ON Semiconductor Corp. (a)	23,536	1,077,243
Qorvo, Inc. (a)	7,568	1,265,294
Silicon Laboratories, Inc. (a)	10,237	1,434,818
STMicroelectronics NV ADR (b)	23,636	1,031,238
		4,808,593
SOFTWARE — 7.2%
Alarm.com Holdings, Inc. (a)	16,963	1,326,337
Rekor Systems, Inc. (a)	120,411	1,383,522
Veritone, Inc. (a)	42,072	1,005,100
		3,714,959
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Logitech International SA (b)	6,311	556,315
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Rogers Communications, Inc. Class B (b)	16,973	791,621
TOTAL COMMON STOCKS (Cost $53,824,320)		51,458,696

See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	38,902	$38,910
State Street Navigator Securities Lending Portfolio II (e) (f)	3,249,872	3,249,872
TOTAL SHORT-TERM INVESTMENTS (Cost $3,288,782)		3,288,782
TOTAL INVESTMENTS — 106.3% (Cost $57,113,102)		54,747,478
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(3,227,004)
NET ASSETS — 100.0%		$51,520,474

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,458,696	$—	$—	$51,458,696
Short-Term Investments	3,288,782	—	—	3,288,782
TOTAL INVESTMENTS	$54,747,478	$—	$—	$54,747,478
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,837	$21,844	$149,700	$132,630	$(4)	$—	38,902	$38,910	$5
State Street Navigator Securities Lending Portfolio II	5,646,547	5,646,547	11,987,400	14,384,075	—	—	3,249,872	3,249,872	26,960
Total		$5,668,391	$12,137,100	$14,516,705	$(4)	$—		$3,288,782	$26,965
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 7.8%
Aerojet Rocketdyne Holdings, Inc.	64,271	$2,799,002
AeroVironment, Inc. (a)	44,926	3,878,012
Boeing Co. (a)	34,388	7,563,297
BWX Technologies, Inc.	29,136	1,569,265
Ducommun, Inc. (a)	41,082	2,068,479
Elbit Systems, Ltd. (b)	120,885	17,508,983
Embraer SA ADR (a) (b)	909,456	15,460,752
General Dynamics Corp.	10,122	1,984,216
HEICO Corp.	45,074	5,943,908
Hexcel Corp. (a)	55,366	3,288,187
Huntington Ingalls Industries, Inc.	13,850	2,673,881
Kratos Defense & Security Solutions, Inc. (a)	318,225	7,099,600
L3Harris Technologies, Inc.	28,363	6,246,667
Lockheed Martin Corp.	36,840	12,713,484
Maxar Technologies, Inc.	95,761	2,711,951
Mercury Systems, Inc. (a)	47,868	2,269,900
Moog, Inc. Class A	35,030	2,670,337
Northrop Grumman Corp.	30,409	10,951,801
Parsons Corp. (a)	220,530	7,445,093
RADA Electronic Industries, Ltd. (a)	1,436,326	15,282,509
Raytheon Technologies Corp.	35,808	3,078,056
Textron, Inc.	70,875	4,947,784
TransDigm Group, Inc. (a)	3,232	2,018,610
Vectrus, Inc. (a)	159,974	8,043,493
Virgin Galactic Holdings, Inc. (a)	140,796	3,562,139
		153,779,406
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	165,425	1,457,394
Aptiv PLC (a)	24,795	3,693,711
BorgWarner, Inc.	31,687	1,369,195
Dana, Inc.	64,715	1,439,262
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	836,608	2,618,583
Gentherm, Inc. (a)	23,061	1,866,327
Kandi Technologies Group, Inc. (a) (b)	283,487	1,261,517
Lear Corp.	41,194	6,446,037
Luminar Technologies, Inc. (a) (b)	174,584	2,723,511
Modine Manufacturing Co. (a)	70,715	801,201
Veoneer, Inc. (a) (b)	152,125	5,181,378
Visteon Corp. (a)	108,124	10,205,824
		39,063,940
AUTOMOBILES — 4.2%
AYRO, Inc. (a) (b)	318,207	1,085,086
ElectraMeccanica Vehicles Corp. (a) (b)	421,130	1,499,223
Fisker, Inc. (a)	121,759	1,783,769
Security Description	Shares	Value
Ford Motor Co. (a)	973,850	$13,789,716
General Motors Co. (a)	80,171	4,225,813
Honda Motor Co., Ltd. ADR (b)	53,847	1,651,488
Li Auto, Inc. ADR (a) (b)	204,039	5,364,185
Lordstown Motors Corp. Class A (a) (b)	223,137	1,780,633
NIO, Inc. ADR (a)	137,031	4,882,415
Niu Technologies ADR (a) (b)	300,650	6,966,061
Stellantis NV (b)	349,823	6,681,619
Tata Motors, Ltd. ADR (a) (b)	57,279	1,283,622
Tesla, Inc. (a)	9,589	7,436,078
Toyota Motor Corp. ADR (b)	80,135	14,243,996
Workhorse Group, Inc. (a) (b)	535,593	4,097,287
XPeng, Inc. ADR (a)	189,224	6,725,021
		83,496,012
BANKS — 1.5%
Banco BBVA Argentina SA ADR (a)	185,193	720,401
Banco Bradesco SA ADR	273,838	1,048,800
Banco Santander Brasil SA ADR	165,936	1,085,221
Banco Santander SA ADR (b)	1,909,094	6,910,920
Grupo Financiero Galicia SA ADR (b)	150,375	1,514,276
Grupo Supervielle SA ADR (b)	718,871	1,617,460
ICICI Bank, Ltd. ADR	77,007	1,453,122
ING Groep NV ADR (b)	1,041,379	15,089,582
Intercorp Financial Services, Inc. (b)	38,007	848,696
		30,288,478
BIOTECHNOLOGY — 1.1%
Adaptimmune Therapeutics PLC ADR (a) (b)	66,005	341,246
Adverum Biotechnologies, Inc. (a) (b)	84,744	183,894
Allogene Therapeutics, Inc. (a)	10,626	273,088
Alnylam Pharmaceuticals, Inc. (a)	2,208	416,893
Amicus Therapeutics, Inc. (a)	31,717	302,897
Arcturus Therapeutics Holdings, Inc. (a)	9,708	463,848
Arrowhead Pharmaceuticals, Inc. (a)	4,100	255,963
Atara Biotherapeutics, Inc. (a)	20,815	372,589
Avrobio, Inc. (a)	32,776	182,890
Biogen, Inc. (a)	764	216,204
BioMarin Pharmaceutical, Inc. (a)	2,982	230,479
BioNTech SE ADR (a)	1,579	431,051
Bluebird Bio, Inc. (a)	10,086	192,743
Cellectis SA ADR (a)	19,643	247,698
Collplant Biotechnologies, Ltd. (a) (b)	182,266	3,076,650
CRISPR Therapeutics AG (a) (b)	2,725	305,009
CureVac NV (a)	3,118	170,305

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Dicerna Pharmaceuticals, Inc. (a)	10,953	$220,812
Editas Medicine, Inc. (a) (b)	8,883	364,914
Fate Therapeutics, Inc. (a)	3,680	218,114
Flexion Therapeutics, Inc. (a)	26,649	162,559
Gilead Sciences, Inc.	4,500	314,325
Grifols SA ADR	146,459	2,139,766
Hookipa Pharma, Inc. (a) (b)	27,885	164,243
Immatics NV (a) (b)	28,838	374,894
ImmunityBio, Inc. (a)	22,609	220,212
Inovio Pharmaceuticals, Inc. (a)	36,592	261,999
Intellia Therapeutics, Inc. (a)	4,375	586,906
Ionis Pharmaceuticals, Inc. (a)	6,338	212,577
Iovance Biotherapeutics, Inc. (a)	16,828	414,978
Krystal Biotech, Inc. (a)	4,605	240,427
Legend Biotech Corp. ADR (a)	8,374	423,389
Ligand Pharmaceuticals, Inc. (a)	1,971	274,600
Merus NV (a) (b)	11,165	245,630
Moderna, Inc. (a)	1,946	748,938
Novavax, Inc. (a)	1,990	412,547
Orchard Therapeutics PLC ADR (a) (b)	58,446	134,426
Precigen, Inc. (a)	45,357	226,331
Precision BioSciences, Inc. (a)	32,245	372,107
ProQR Therapeutics NV (a) (b)	48,748	408,021
Regeneron Pharmaceuticals, Inc. (a)	445	269,305
REGENXBIO, Inc. (a)	8,619	361,308
Repare Therapeutics, Inc. (a)	8,324	218,422
Rocket Pharmaceuticals, Inc. (a) (b)	7,295	218,048
Rubius Therapeutics, Inc. (a)	11,200	200,256
Sangamo Therapeutics, Inc. (a)	28,244	254,478
Sarepta Therapeutics, Inc. (a)	3,622	334,963
Seagen, Inc. (a)	1,483	251,813
TCR2 Therapeutics, Inc. (a)	16,279	138,534
Twist Bioscience Corp. (a)	3,078	329,254
Ultragenyx Pharmaceutical, Inc. (a)	2,863	258,214
uniQure NV (a)	9,355	299,454
Vericel Corp. (a)	5,984	292,019
Vertex Pharmaceuticals, Inc. (a)	1,062	192,636
Vir Biotechnology, Inc. (a)	6,948	302,377
Xencor, Inc. (a)	7,680	250,829
ZIOPHARM Oncology, Inc. (a)	95,263	173,379
		21,151,451
BUILDING PRODUCTS — 1.6%
Allegion PLC	33,233	4,392,738
Carrier Global Corp.	156,487	8,099,767
Griffon Corp.	279,362	6,872,305
Johnson Controls International PLC	107,017	7,285,717
Resideo Technologies, Inc. (a)	237,322	5,883,213
		32,533,740
Security Description	Shares	Value
CAPITAL MARKETS — 1.0%
BlackRock, Inc.	6,973	$5,847,976
Charles Schwab Corp.	83,897	6,111,058
Open Lending Corp. Class A (a)	241,262	8,702,320
		20,661,354
CHEMICALS — 0.3%
Cabot Corp.	112,300	5,628,476
Corteva, Inc.	7,122	299,694
Huntsman Corp.	28,650	847,753
		6,775,923
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ADT, Inc. (b)	701,038	5,671,397
PyroGenesis Canada, Inc. (a) (b)	907,777	3,649,264
Tetra Tech, Inc.	17,401	2,598,665
		11,919,326
COMMUNICATIONS EQUIPMENT — 2.3%
CalAmp Corp. (a)	566,979	5,641,441
Cisco Systems, Inc.	119,889	6,525,558
F5 Networks, Inc. (a)	18,620	3,701,284
Genasys, Inc. (a)	242,436	1,255,818
Gilat Satellite Networks, Ltd. (b)	327,338	2,942,769
Ituran Location & Control, Ltd.	205,701	5,222,748
Juniper Networks, Inc.	122,291	3,365,448
NetScout Systems, Inc. (a)	128,881	3,473,343
Nokia Oyj ADR (a)	457,729	2,494,623
PCTEL, Inc.	169,441	1,053,923
Radware, Ltd. (a)	120,048	4,048,019
Viasat, Inc. (a)	114,441	6,302,266
		46,027,240
CONSTRUCTION & ENGINEERING — 0.4%
Arcosa, Inc.	17,038	854,797
NV5 Global, Inc. (a)	27,109	2,672,134
ReneSola, Ltd. ADR (a) (b)	380,786	2,501,764
Valmont Industries, Inc.	3,377	794,000
		6,822,695
CONSUMER FINANCE — 3.9%
Ally Financial, Inc.	164,384	8,391,803
FinVolution Group ADR (b)	1,154,231	6,509,863
Green Dot Corp. Class A (a)	43,779	2,203,397
LendingClub Corp. (a)	653,471	18,454,021
LexinFintech Holdings, Ltd. ADR (a)	1,010,567	5,952,239
Lufax Holding, Ltd. ADR (a) (b)	490,063	3,420,640
Oportun Financial Corp. (a)	132,096	3,306,363
Qudian, Inc. ADR (a) (b)	4,479,107	6,539,496
Upstart Holdings, Inc. (a)	70,186	22,209,658
		76,987,480
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	21,560	1,939,753
DIVERSIFIED CONSUMER SERVICES — 0.3%
Vivint Smart Home, Inc. (a)	616,563	5,826,520

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. ADR	78,822	$7,450,255
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
BCE, Inc.	95,558	4,783,634
Consolidated Communications Holdings, Inc. (a)	317,654	2,919,240
IDT Corp. Class B (a)	70,063	2,939,143
Iridium Communications, Inc. (a)	153,385	6,112,392
Ooma, Inc. (a)	84,374	1,570,200
		18,324,609
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	31,089	1,850,417
Avangrid, Inc. (b)	41,379	2,011,020
Centrais Eletricas Brasileiras SA ADR (b)	277,290	1,968,759
Cia Paranaense de Energia ADR	405,799	2,649,870
Enel Americas SA ADR (b)	314,958	1,842,504
Enel Chile SA ADR (b)	233,580	562,928
Korea Electric Power Corp. ADR (b)	184,313	1,819,169
NextEra Energy, Inc.	30,149	2,367,300
		15,071,967
ELECTRICAL EQUIPMENT — 3.1%
ABB, Ltd. ADR (b)	343,342	11,453,889
Acuity Brands, Inc.	36,911	6,399,260
American Superconductor Corp. (a)	79,321	1,156,500
AMETEK, Inc.	31,199	3,868,988
Array Technologies, Inc. (a) (b)	69,303	1,283,492
Ballard Power Systems, Inc. (a) (b)	166,022	2,332,609
Beam Global (a) (b)	112,782	3,086,843
Blink Charging Co. (a) (b)	356,381	10,196,060
Bloom Energy Corp. Class A (a) (b)	162,201	3,036,403
CBAK Energy Technology, Inc. (a) (b)	362,051	843,579
ChargePoint Holdings, Inc. (a) (b)	164,197	3,282,298
Eos Energy Enterprises, Inc. (a) (b)	84,479	1,185,240
FuelCell Energy, Inc. (a) (b)	109,901	735,238
Hubbell, Inc.	11,477	2,073,550
Orion Energy Systems, Inc. (a)	509,411	1,981,609
Plug Power, Inc. (a) (b)	104,718	2,674,498
Romeo Power, Inc. (a) (b)	197,633	978,283
Sensata Technologies Holding PLC (a)	20,488	1,121,103
Shoals Technologies Group, Inc. Class A (a)	44,787	1,248,662
Sunrun, Inc. (a) (b)	24,603	1,082,532
TPI Composites, Inc. (a)	22,072	744,930
		60,765,566
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
908 Devices, Inc. (a) (b)	221,366	$7,198,822
Amphenol Corp. Class A	29,291	2,144,980
Badger Meter, Inc.	40,566	4,102,845
II-VI, Inc. (a) (b)	31,318	1,859,036
Innoviz Technologies, Ltd. (a) (b)	371,146	2,137,801
IPG Photonics Corp. (a)	14,738	2,334,499
Iteris, Inc. (a)	595,916	3,146,437
Itron, Inc. (a)	43,453	3,286,350
Luna Innovations, Inc. (a)	196,429	1,866,076
MicroVision, Inc. (a) (b)	620,755	6,859,343
OSI Systems, Inc. (a)	127,299	12,067,945
Powerfleet, Inc. (a) (b)	804,309	5,388,870
Sanmina Corp. (a)	28,325	1,091,646
TE Connectivity, Ltd.	35,039	4,808,052
Teledyne Technologies, Inc. (a)	77,383	33,242,189
Trimble, Inc. (a)	130,140	10,704,015
TTM Technologies, Inc. (a)	128,258	1,612,203
Velodyne Lidar, Inc. (a) (b)	256,697	1,519,646
Vontier Corp.	291,287	9,787,243
Wrap Technologies, Inc. (a) (b)	612,695	3,670,043
Zepp Health Corp. ADR (a) (b)	634,030	5,091,261
		123,919,302
ENERGY EQUIPMENT & SERVICES — 0.5%
Aspen Aerogels, Inc. (a)	87,117	4,008,253
Oceaneering International, Inc. (a)	216,664	2,885,964
TechnipFMC PLC (a)	356,984	2,688,090
		9,582,307
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	24,997	1,934,518
Bilibili, Inc. ADR (a) (b)	33,443	2,212,923
DouYu International Holdings, Ltd. ADR (a) (b)	368,235	1,211,493
Electronic Arts, Inc.	16,498	2,346,840
Gravity Co., Ltd. ADR (a) (b)	22,395	2,025,852
iQIYI, Inc. ADR (a) (b)	159,497	1,280,761
NetEase, Inc. ADR	44,565	3,805,851
Sea, Ltd. ADR (a)	19,616	6,252,208
Skillz, Inc. (a) (b)	136,505	1,340,479
Tencent Music Entertainment Group ADR (a)	207,837	1,506,818
Zynga, Inc. Class A (a)	322,520	2,428,576
		26,346,319
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	50,927	1,772,769
HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Abbott Laboratories	40,690	4,806,710
Accelerate Diagnostics, Inc. (a) (b)	381,816	2,225,987
Accuray, Inc. (a)	1,008,186	3,982,335
AngioDynamics, Inc. (a)	266,774	6,920,118

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Asensus Surgical, Inc. (a) (b)	2,308,387	$4,270,516
Boston Scientific Corp. (a)	111,310	4,829,741
Conformis, Inc. (a) (b)	6,658,450	8,855,738
CONMED Corp.	20,597	2,694,705
Danaher Corp.	27,135	8,260,979
DexCom, Inc. (a)	18,554	10,146,440
Globus Medical, Inc. Class A (a)	63,866	4,893,413
Intuitive Surgical, Inc. (a)	5,424	5,392,270
iRhythm Technologies, Inc. (a)	88,799	5,200,069
Koninklijke Philips NV ADR (b)	83,038	3,690,209
Masimo Corp. (a)	30,322	8,208,469
Medtronic PLC	60,954	7,640,584
Penumbra, Inc. (a)	17,360	4,626,440
Smith & Nephew PLC ADR	176,802	6,071,381
Stereotaxis, Inc. (a)	592,457	3,187,419
Stryker Corp.	17,706	4,669,426
Surgalign Holdings, Inc. (a) (b)	4,251,406	4,634,032
Varex Imaging Corp. (a)	408,164	11,510,225
		126,717,206
HEALTH CARE PROVIDERS & SERVICES — 0.4%
HealthEquity, Inc. (a)	77,294	5,005,560
McKesson Corp.	14,690	2,928,892
		7,934,452
HEALTH CARE TECHNOLOGY — 0.4%
Omnicell, Inc. (a)	33,393	4,956,523
Simulations Plus, Inc. (b)	49,807	1,967,377
		6,923,900
HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	48,297	7,508,252
iRobot Corp. (a)	48,043	3,771,376
Sony Corp. ADR	24,523	2,711,753
Universal Electronics, Inc. (a)	66,679	3,283,941
Viomi Technology Co., Ltd. ADR (a) (b)	1,417,733	6,464,862
Vuzix Corp. (a) (b)	1,175,711	12,297,937
		36,038,121
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	87,134	1,989,269
Atlantica Sustainable Infrastructure PLC (b)	160,666	5,544,584
Azure Power Global, Ltd. (a) (b)	143,803	3,163,666
Ormat Technologies, Inc. (b)	47,434	3,159,579
Sunnova Energy International, Inc. (a)	35,613	1,173,092
TransAlta Corp.	87,599	925,045
		15,955,235
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	10,206	1,051,524
Honeywell International, Inc.	53,975	11,457,813
Raven Industries, Inc. (a)	65,928	3,798,112
Roper Technologies, Inc.	5,037	2,247,157
		18,554,606
Security Description	Shares	Value
INSURANCE — 0.8%
Allstate Corp.	43,393	$5,524,363
Mercury General Corp.	90,395	5,032,290
Progressive Corp.	60,227	5,443,918
		16,000,571
INTERACTIVE MEDIA & SERVICES — 3.6%
Alphabet, Inc. Class C (a)	2,173	5,791,719
Baidu, Inc. ADR (a)	24,417	3,754,114
Facebook, Inc. Class A (a)	32,843	11,146,586
Hello Group, Inc. ADR	227,065	2,402,348
JOYY, Inc. ADR (b)	37,892	2,077,618
Match Group, Inc. (a)	23,779	3,733,065
Snap, Inc. Class A (a)	146,269	10,804,891
Sohu.com, Ltd. ADR (a) (b)	130,473	2,719,057
Spark Networks SE ADR (a)	126,778	444,991
Super League Gaming, Inc. (a)	719,560	2,237,831
Twitter, Inc. (a)	62,786	3,791,646
Vimeo, Inc. (a)	23,394	687,082
Weibo Corp. ADR (a) (b)	68,461	3,251,213
Yandex NV Class A (a) (b)	181,913	14,496,647
Yelp, Inc. (a)	84,899	3,161,639
		70,500,447
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Alibaba Group Holding, Ltd. ADR (a)	47,585	7,044,959
Future FinTech Group, Inc. (a) (b)	2,672,294	5,585,094
Jumia Technologies AG ADR (a)	69,285	1,288,008
MercadoLibre, Inc. (a)	1,479	2,483,833
Overstock.com, Inc. (a) (b)	100,955	7,866,414
		24,268,308
IT SERVICES — 2.7%
Akamai Technologies, Inc. (a)	30,292	3,168,240
Cloudflare, Inc. Class A (a)	45,142	5,085,246
Evo Payments, Inc. Class A (a)	48,722	1,153,737
Fidelity National Information Services, Inc.	12,859	1,564,683
Fiserv, Inc. (a)	17,127	1,858,280
I3 Verticals, Inc. Class A (a)	62,373	1,510,050
Limelight Networks, Inc. (a) (b)	1,086,389	2,585,606
Mastercard, Inc. Class A	19,679	6,841,995
Net 1 UEPS Technologies, Inc. (a) (b)	219,417	1,020,289
Pagseguro Digital, Ltd. Class A (a) (b)	178,664	9,240,502
Paya Holdings, Inc. (a) (b)	196,741	2,138,575
PayPal Holdings, Inc. (a)	7,746	2,015,587
QIWI PLC ADR (b)	166,400	1,394,432
Repay Holdings Corp. (a)	86,395	1,989,677
Shift4 Payments, Inc. Class A (a) (b)	21,408	1,659,548
Shopify, Inc. Class A (a)	1,635	2,216,700
Square, Inc. Class A (a)	9,629	2,309,419
Twilio, Inc. Class A (a)	13,848	4,418,204

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	8,318	$1,852,835
		54,023,605
LIFE SCIENCES TOOLS & SERVICES — 4.5%
AbCellera Biologics, Inc. (a) (b)	7,978	159,879
Agilent Technologies, Inc.	21,499	3,386,737
Berkeley Lights, Inc. (a)	6,881	134,592
Bionano Genomics, Inc. (a) (b)	2,119,003	11,654,517
Bio-Techne Corp.	575	278,628
Bruker Corp.	497,775	38,876,227
Charles River Laboratories International, Inc. (a)	9,452	3,900,557
Codexis, Inc. (a)	16,005	372,276
Inotiv, Inc. (a)	106,692	3,119,674
Maravai LifeSciences Holdings, Inc. Class A (a)	6,319	310,137
Mettler-Toledo International, Inc. (a)	2,270	3,126,607
Pacific Biosciences of California, Inc. (a)	493,285	12,603,432
PerkinElmer, Inc.	19,567	3,390,765
Thermo Fisher Scientific, Inc.	15,244	8,709,355
		90,023,383
MACHINERY — 3.8%
AgEagle Aerial Systems, Inc. (a) (b)	897,249	2,700,719
Allison Transmission Holdings, Inc.	36,971	1,305,816
Barnes Group, Inc.	88,503	3,693,230
Blue Bird Corp. (a)	48,481	1,011,314
Cummins, Inc.	6,251	1,403,725
Desktop Metal, Inc. Class A (a) (b)	493,768	3,540,316
Dover Corp.	19,588	3,045,934
Energy Recovery, Inc. (a)	181,991	3,463,289
ESCO Technologies, Inc.	17,687	1,361,899
Evoqua Water Technologies Corp. (a)	128,405	4,822,892
ExOne Co. (a)	302,647	7,075,887
Fortive Corp.	27,584	1,946,603
GreenPower Motor Co., Inc. (a)	96,315	1,433,167
Hurco Cos., Inc.	40,863	1,318,240
Hyliion Holdings Corp. (a) (b)	168,412	1,414,661
Hyster-Yale Materials Handling, Inc.	30,850	1,550,521
Ideanomics, Inc. (a) (b)	716,075	1,410,668
John Bean Technologies Corp.	34,004	4,779,262
Lincoln Electric Holdings, Inc.	35,453	4,565,992
Luxfer Holdings PLC	49,622	974,080
Meritor, Inc. (a)	44,338	944,843
Mueller Water Products, Inc. Class A	151,194	2,301,173
Nikola Corp. (a) (b)	154,556	1,649,112
PACCAR, Inc.	12,680	1,000,706
Pentair PLC	55,526	4,032,853
Proto Labs, Inc. (a)	63,984	4,261,334
SPX Corp. (a)	47,528	2,540,372
Security Description	Shares	Value
Standex International Corp.	19,766	$1,955,055
Xylem, Inc.	31,522	3,898,641
		75,402,304
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	166,188	2,763,707
ArcelorMittal SA ADR	36,739	1,108,048
Carpenter Technology Corp.	130,418	4,269,885
Kaiser Aluminum Corp.	30,446	3,317,396
		11,459,036
MULTI-UTILITIES — 0.3%
Algonquin Power & Utilities Corp. (b)	141,634	2,076,354
Consolidated Edison, Inc.	27,986	2,031,504
National Grid PLC ADR	34,648	2,066,060
		6,173,918
OIL, GAS & CONSUMABLE FUELS — 0.4%
Enbridge, Inc. (b)	56,775	2,259,645
Royal Dutch Shell PLC Class A ADR	56,544	2,520,166
Suncor Energy, Inc.	99,697	2,067,716
Ultrapar Participacoes SA ADR (b)	502,506	1,356,766
		8,204,293
PHARMACEUTICALS — 0.1%
Bristol-Myers Squibb Co.	3,613	213,781
Catalent, Inc. (a)	2,986	397,347
Novartis AG ADR	2,678	219,007
Sanofi ADR	4,456	214,824
		1,044,959
PROFESSIONAL SERVICES — 1.7%
ASGN, Inc. (a)	32,305	3,654,988
Jacobs Engineering Group, Inc.	38,883	5,153,164
KBR, Inc.	48,628	1,915,943
Leidos Holdings, Inc.	183,403	17,630,530
ManTech International Corp. Class A	40,132	3,046,822
Science Applications International Corp.	21,971	1,879,839
		33,281,286
ROAD & RAIL — 2.0%
Avis Budget Group, Inc. (a)	111,367	12,975,369
HyreCar, Inc. (a) (b)	747,561	6,354,268
Lyft, Inc. Class A (a)	201,374	10,791,633
Uber Technologies, Inc. (a)	211,817	9,489,402
		39,610,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.2%
Advanced Micro Devices, Inc. (a)	60,026	6,176,675
Allegro MicroSystems, Inc. (a)	138,693	4,432,628
Ambarella, Inc. (a)	121,653	18,946,238
Analog Devices, Inc.	12,257	2,052,802

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Applied Materials, Inc.	6,632	$853,737
Broadcom, Inc.	7,703	3,735,416
Brooks Automation, Inc.	51,967	5,318,822
Canadian Solar, Inc. (a) (b)	28,671	991,730
CyberOptics Corp. (a)	92,437	3,288,909
Daqo New Energy Corp. ADR (a)	16,124	919,068
eMagin Corp. (a) (b)	3,032,993	6,854,564
Enphase Energy, Inc. (a)	8,035	1,205,009
First Solar, Inc. (a)	13,963	1,332,908
Himax Technologies, Inc. ADR (b)	594,207	6,340,189
Intel Corp.	40,494	2,157,520
JinkoSolar Holding Co., Ltd. ADR (a) (b)	34,382	1,575,039
KLA Corp.	22,304	7,460,911
Kopin Corp. (a) (b)	998,968	5,124,706
Maxeon Solar Technologies, Ltd. (a) (b)	58,118	1,024,620
Micron Technology, Inc.	59,766	4,242,191
NeoPhotonics Corp. (a)	684,952	5,965,932
NVE Corp.	73,757	4,718,235
NVIDIA Corp.	66,038	13,680,432
NXP Semiconductors NV	18,981	3,717,809
ON Semiconductor Corp. (a)	124,063	5,678,364
Qorvo, Inc. (a)	38,324	6,407,390
Silicon Laboratories, Inc. (a)	52,759	7,394,701
SolarEdge Technologies, Inc. (a)	10,312	2,734,949
STMicroelectronics NV ADR (b)	250,055	10,909,900
SunPower Corp. (a) (b)	42,654	967,393
Synaptics, Inc. (a)	37,107	6,669,241
Teradyne, Inc.	38,695	4,224,333
Texas Instruments, Inc.	6,410	1,232,066
Ultra Clean Holdings, Inc. (a)	93,230	3,971,598
		162,306,025
SOFTWARE — 13.0%
8x8, Inc. (a)	137,435	3,214,605
A10 Networks, Inc. (a)	364,338	4,911,276
ACI Worldwide, Inc. (a)	48,566	1,492,433
Adobe, Inc. (a)	5,874	3,381,779
Agilysys, Inc. (a)	27,523	1,441,104
Alarm.com Holdings, Inc. (a)	81,604	6,380,617
Allot, Ltd. (a)	187,375	2,784,393
Alteryx, Inc. Class A (a)	36,335	2,656,089
ANSYS, Inc. (a)	19,592	6,670,096
Asana, Inc. Class A (a)	142,671	14,814,957
Atlassian Corp. PLC Class A (a)	18,982	7,429,935
Autodesk, Inc. (a)	14,751	4,206,543
Avaya Holdings Corp. (a)	165,600	3,277,224
Bit Digital, Inc. (a) (b)	828,488	5,989,968
BIT Mining, Ltd. ADR (a) (b)	636,195	5,197,713
Blackbaud, Inc. (a)	123,544	8,691,321
BlackBerry, Ltd. (a)	379,540	3,692,924
Box, Inc. Class A (a)	210,440	4,981,115
Security Description	Shares	Value
Check Point Software Technologies, Ltd. (a)	28,102	$3,176,650
Cognyte Software, Ltd. (a)	145,953	2,999,334
Crowdstrike Holdings, Inc. Class A (a)	17,503	4,301,887
CyberArk Software, Ltd. (a)	27,696	4,370,983
Dropbox, Inc. Class A (a)	170,859	4,992,500
Fortinet, Inc. (a)	16,107	4,703,888
GTY Technology Holdings, Inc. (a)	114,341	859,844
Mandiant, Inc. (a)	167,823	2,987,249
Marathon Digital Holdings, Inc. (a)	328,496	10,373,904
Materialise NV ADR (a) (b)	230,607	4,635,201
McAfee Corp. Class A (b)	141,499	3,128,543
Microsoft Corp.	38,971	10,986,704
Mimecast, Ltd. (a)	78,660	5,002,776
OneConnect Financial Technology Co., Ltd. ADR (a) (b)	423,553	1,736,567
OneSpan, Inc. (a)	130,480	2,450,414
Palo Alto Networks, Inc. (a)	10,150	4,861,850
PTC, Inc. (a)	53,762	6,440,150
Q2 Holdings, Inc. (a)	13,760	1,102,726
Qualys, Inc. (a)	33,901	3,772,842
Rapid7, Inc. (a)	44,139	4,988,590
Rekor Systems, Inc. (a) (b)	204,861	2,353,853
RingCentral, Inc. Class A (a)	15,441	3,358,418
Riot Blockchain, Inc. (a) (b)	294,435	7,566,980
salesforce.com, Inc. (a)	19,689	5,340,051
Telos Corp. (a) (b)	445,260	12,654,289
Tenable Holdings, Inc. (a)	90,707	4,185,221
Unity Software, Inc. (a) (b)	48,908	6,174,635
Varonis Systems, Inc. (a)	68,878	4,191,226
Veritone, Inc. (a)	101,168	2,416,904
VMware, Inc. Class A (a) (b)	20,781	3,090,135
Vonage Holdings Corp. (a)	313,328	5,050,847
Workiva, Inc. (a)	46,766	6,592,135
Xperi Holding Corp.	111,804	2,106,387
Xunlei, Ltd. ADR (a) (b)	1,661,862	4,752,925
Zoom Video Communications, Inc. Class A (a)	14,604	3,818,946
Zscaler, Inc. (a)	19,160	5,024,135
		257,763,781
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
3D Systems Corp. (a)	519,906	14,333,808
Apple, Inc.	61,920	8,761,680
Boxlight Corp. Class A (a) (b)	1,689,778	3,802,001
Eastman Kodak Co. (a) (b)	505,212	3,440,494
Ebang International Holdings, Inc. Class A (a) (b)	4,369,217	8,301,512
HP, Inc.	187,270	5,123,707
Immersion Corp. (a)	784,903	5,368,737
Intevac, Inc. (a)	429,253	2,051,829
Logitech International SA (b)	39,480	3,480,162

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Nano Dimension, Ltd. ADR (a) (b)	3,028,586	$17,081,225
Stratasys, Ltd. (a)	274,906	5,915,977
Xerox Holdings Corp.	181,048	3,651,738
		81,312,870
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Fossil Group, Inc. (a)	522,069	6,186,518
THRIFTS & MORTGAGE FINANCE — 0.4%
Rocket Cos., Inc. Class A (b)	461,662	7,405,059
TOBACCO — 0.0% (c)
22nd Century Group, Inc. (a) (b)	65,054	192,560
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	46,891	4,226,286
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Rogers Communications, Inc. Class B (b)	94,032	4,385,653
SK Telecom Co., Ltd. ADR	42,362	1,275,096
Turkcell Iletisim Hizmetleri A/S ADR (b)	1,085,526	4,722,038
Vodafone Group PLC ADR (b)	395,476	6,110,104
		16,492,891
TOTAL COMMON STOCKS (Cost $2,036,904,009)		1,978,508,704
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	1,053,127	1,053,338
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	147,691,112	$147,691,112
TOTAL SHORT-TERM INVESTMENTS (Cost $148,744,450)		148,744,450
TOTAL INVESTMENTS — 107.4% (Cost $2,185,648,459)		2,127,253,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(146,000,267)
NET ASSETS — 100.0%		$1,981,252,887
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,978,508,704	$—	$—	$1,978,508,704
Short-Term Investments	148,744,450	—	—	148,744,450
TOTAL INVESTMENTS	$2,127,253,154	$—	$—	$2,127,253,154
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,278,253	$1,278,637	$15,809,937	$16,034,993	$(243)	$—	1,053,127	$1,053,338	$270
State Street Navigator Securities Lending Portfolio II	183,542,647	183,542,647	189,001,101	224,852,636	—	—	147,691,112	147,691,112	2,080,139
Total		$184,821,284	$204,811,038	$240,887,629	$(243)	$—		$148,744,450	$2,080,409
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.9%
HEICO Corp.	14,550	$1,918,708
Huntington Ingalls Industries, Inc.	9,580	1,849,515
Textron, Inc.	43,197	3,015,583
		6,783,806
AUTO COMPONENTS — 16.6%
American Axle & Manufacturing Holdings, Inc. (a)	242,114	2,133,024
Aptiv PLC (a)	18,875	2,811,809
BorgWarner, Inc.	56,116	2,424,772
Dana, Inc.	111,952	2,489,812
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	630,613	1,973,819
Gentherm, Inc. (a)	41,063	3,323,229
Kandi Technologies Group, Inc. (a) (b)	474,963	2,113,585
Lear Corp.	15,354	2,402,594
Luminar Technologies, Inc. (a) (b)	122,130	1,905,228
Modine Manufacturing Co. (a)	121,527	1,376,901
Veoneer, Inc. (a) (b)	119,261	4,062,030
Visteon Corp. (a)	23,398	2,208,537
		29,225,340
AUTOMOBILES — 21.5%
AYRO, Inc. (a) (b)	523,268	1,784,344
ElectraMeccanica Vehicles Corp. (a) (b)	635,974	2,264,067
Fisker, Inc. (a)	159,785	2,340,850
Ford Motor Co. (a)	192,722	2,728,944
General Motors Co. (a)	47,527	2,505,148
Honda Motor Co., Ltd. ADR	90,869	2,786,952
Li Auto, Inc. ADR (a) (b)	108,732	2,858,564
Lordstown Motors Corp. Class A (a) (b)	265,573	2,119,273
NIO, Inc. ADR (a)	69,791	2,486,653
Niu Technologies ADR (a) (b)	87,786	2,034,002
Stellantis NV (b)	101,025	1,929,577
Tata Motors, Ltd. ADR (a) (b)	90,155	2,020,374
Tesla, Inc. (a)	4,994	3,872,747
Toyota Motor Corp. ADR (b)	11,673	2,074,876
Workhorse Group, Inc. (a) (b)	176,514	1,350,332
XPeng, Inc. ADR (a)	78,306	2,782,995
		37,939,698
COMMUNICATIONS EQUIPMENT — 1.9%
CalAmp Corp. (a)	91,909	914,494
Gilat Satellite Networks, Ltd.	198,170	1,781,548
Ituran Location & Control, Ltd.	25,181	639,346
		3,335,388
DIVERSIFIED FINANCIAL SERVICES — 0.7%
ORIX Corp. ADR	12,057	1,139,628
ELECTRICAL EQUIPMENT — 6.6%
Ballard Power Systems, Inc. (a) (b)	164,742	2,314,625
Security Description	Shares	Value
Blink Charging Co. (a) (b)	75,196	$2,151,358
CBAK Energy Technology, Inc. (a) (b)	626,614	1,460,011
Plug Power, Inc. (a) (b)	91,969	2,348,888
Romeo Power, Inc. (a) (b)	301,902	1,494,415
Sensata Technologies Holding PLC (a)	35,442	1,939,386
		11,708,683
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.2%
Innoviz Technologies, Ltd. (a)	300,412	1,730,373
Iteris, Inc. (a)	135,251	714,125
Powerfleet, Inc. (a)	106,276	712,049
Sanmina Corp. (a)	50,459	1,944,690
Trimble, Inc. (a)	38,153	3,138,084
Velodyne Lidar, Inc. (a) (b)	259,800	1,538,016
Vontier Corp.	86,508	2,906,669
		12,684,006
ENERGY EQUIPMENT & SERVICES — 2.6%
Aspen Aerogels, Inc. (a)	98,823	4,546,846
INTERACTIVE MEDIA & SERVICES — 3.0%
Baidu, Inc. ADR (a)	11,282	1,734,608
Yandex NV Class A (a)	43,525	3,468,507
		5,203,115
MACHINERY — 11.4%
AgEagle Aerial Systems, Inc. (a) (b)	512,505	1,542,640
Allison Transmission Holdings, Inc.	71,007	2,507,967
Blue Bird Corp. (a)	84,268	1,757,830
Cummins, Inc.	11,587	2,601,977
GreenPower Motor Co., Inc. (a)	134,036	1,994,456
Hyliion Holdings Corp. (a) (b)	239,330	2,010,372
Hyster-Yale Materials Handling, Inc.	28,834	1,449,197
Luxfer Holdings PLC	42,089	826,207
Meritor, Inc. (a)	79,085	1,685,301
Nikola Corp. (a)	170,568	1,819,961
PACCAR, Inc.	22,768	1,796,851
		19,992,759
METALS & MINING — 1.1%
ArcelorMittal SA ADR (b)	65,173	1,965,618
ROAD & RAIL — 6.2%
Avis Budget Group, Inc. (a)	33,684	3,924,523
HyreCar, Inc. (a)	172,028	1,462,238
Lyft, Inc. Class A (a)	53,864	2,886,572
Uber Technologies, Inc. (a)	60,679	2,718,419
		10,991,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.9%
Allegro MicroSystems, Inc. (a)	109,275	3,492,429
Ambarella, Inc. (a)	31,008	4,829,186
Intel Corp.	37,045	1,973,758

See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	12,171	$2,521,344
NXP Semiconductors NV	10,690	2,093,850
ON Semiconductor Corp. (a)	56,715	2,595,846
SolarEdge Technologies, Inc. (a)	9,010	2,389,632
STMicroelectronics NV ADR (b)	56,855	2,480,584
Texas Instruments, Inc.	11,301	2,172,165
		24,548,794
SOFTWARE — 2.2%
ANSYS, Inc. (a)	6,431	2,189,434
Xperi Holding Corp.	93,647	1,764,309
		3,953,743
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Vodafone Group PLC ADR (b)	114,809	1,773,799
TOTAL COMMON STOCKS (Cost $198,492,373)		175,792,975
SHORT-TERM INVESTMENTS — 12.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	423,108	423,193
State Street Navigator Securities Lending Portfolio II (e) (f)	21,493,166	21,493,166
TOTAL SHORT-TERM INVESTMENTS (Cost $21,916,358)		21,916,359
TOTAL INVESTMENTS — 112.2% (Cost $220,408,731)		197,709,334
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.2)%		(21,488,293)
NET ASSETS — 100.0%		$176,221,041

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$175,792,975	$—	$—	$175,792,975
Short-Term Investments	21,916,359	—	—	21,916,359
TOTAL INVESTMENTS	$197,709,334	$—	$—	$197,709,334
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,914	$16,919	$1,290,599	$884,296	$(29)	$—	423,108	$423,193	$27
State Street Navigator Securities Lending Portfolio II	31,673,974	31,673,974	53,435,474	63,616,282	—	—	21,493,166	21,493,166	315,477
Total		$31,690,893	$54,726,073	$64,500,578	$(29)	$—		$21,916,359	$315,504
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Boeing Co. (a)	2,245	$493,766
General Dynamics Corp.	3,408	668,070
HEICO Corp.	1,406	185,409
HEICO Corp. Class A	2,361	279,613
Howmet Aerospace, Inc.	2,976	92,851
Huntington Ingalls Industries, Inc.	2,012	388,437
L3Harris Technologies, Inc.	1,966	432,992
Lockheed Martin Corp.	14,040	4,845,204
Northrop Grumman Corp.	2,444	880,207
Raytheon Technologies Corp.	19,874	1,708,369
Textron, Inc.	3,346	233,584
TransDigm Group, Inc. (a)	179	111,798
		10,320,300
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	28,139	2,448,093
Expeditors International of Washington, Inc.	20,914	2,491,485
FedEx Corp.	3,205	702,824
United Parcel Service, Inc. Class B	7,200	1,311,120
		6,953,522
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,662	70,818
Southwest Airlines Co. (a)	1,180	60,687
		131,505
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,159	321,626
Autoliv, Inc.	1,225	105,007
BorgWarner, Inc.	4,388	189,605
Lear Corp.	1,414	221,263
		837,501
AUTOMOBILES — 0.5%
Ford Motor Co. (a)	129,727	1,836,934
General Motors Co. (a)	44,712	2,356,770
Tesla, Inc. (a)	596	462,186
		4,655,890
BANKS — 3.7%
Bank of America Corp.	173,351	7,358,750
Citigroup, Inc.	71,489	5,017,098
Citizens Financial Group, Inc.	11,492	539,894
Fifth Third Bancorp	15,371	652,345
First Republic Bank	1,690	325,967
Huntington Bancshares, Inc.	32,564	503,440
JPMorgan Chase & Co.	54,553	8,929,781
KeyCorp.	21,661	468,311
M&T Bank Corp.	3,051	455,636
PNC Financial Services Group, Inc.	8,025	1,570,011
Regions Financial Corp.	20,824	443,759
SVB Financial Group (a)	2,067	1,337,101
Truist Financial Corp.	27,667	1,622,670
US Bancorp	25,844	1,536,167
Security Description	Shares	Value
Wells Fargo & Co.	105,013	$4,873,653
		35,634,583
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	1,245	634,639
Brown-Forman Corp. Class B	10,541	706,352
Coca-Cola Co.	22,904	1,201,773
Constellation Brands, Inc. Class A	1,541	324,673
Keurig Dr. Pepper, Inc.	6,197	211,690
Molson Coors Beverage Co. Class B	4,388	203,515
Monster Beverage Corp. (a)	15,289	1,358,122
PepsiCo, Inc.	40,478	6,088,296
		10,729,060
BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	11,376	1,227,129
Alnylam Pharmaceuticals, Inc. (a)	57	10,762
Amgen, Inc.	27,793	5,910,182
Biogen, Inc. (a)	7,711	2,182,136
BioMarin Pharmaceutical, Inc. (a)	9,560	738,893
Exact Sciences Corp. (a)	432	41,234
Gilead Sciences, Inc.	76,983	5,377,263
Horizon Therapeutics PLC (a)	15,329	1,679,139
Incyte Corp. (a)	15,158	1,042,567
Moderna, Inc. (a)	7,149	2,751,364
Neurocrine Biosciences, Inc. (a)	347	33,281
Novavax, Inc. (a)	43	8,914
Regeneron Pharmaceuticals, Inc. (a)	11,913	7,209,509
Seagen, Inc. (a)	3,554	603,469
Vertex Pharmaceuticals, Inc. (a)	21,264	3,857,077
		32,672,919
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	5,385	328,862
Allegion PLC	3,333	440,556
Carrier Global Corp.	13,712	709,733
Fortune Brands Home & Security, Inc.	1,140	101,939
Johnson Controls International PLC	7,990	543,959
Lennox International, Inc.	181	53,245
Masco Corp.	2,150	119,432
Owens Corning	1,382	118,161
Trane Technologies PLC	1,654	285,563
		2,701,450
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	4,875	1,287,585
Apollo Global Management, Inc. (c)	727	44,776
Bank of New York Mellon Corp.	17,616	913,213
BlackRock, Inc.	5,665	4,751,009
Blackstone, Inc.	3,048	354,604
Carlyle Group, Inc.	857	40,519
Cboe Global Markets, Inc.	9,504	1,177,165
Charles Schwab Corp.	9,510	692,708
CME Group, Inc.	12,557	2,428,273
FactSet Research Systems, Inc.	1,439	568,088

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	4,732	$140,635
Goldman Sachs Group, Inc.	6,218	2,350,591
Intercontinental Exchange, Inc.	21,356	2,452,096
Invesco, Ltd.	7,572	182,561
KKR & Co., Inc.	4,629	281,814
MarketAxess Holdings, Inc.	1,937	814,877
Moody's Corp.	5,475	1,944,227
Morgan Stanley	20,623	2,006,824
MSCI, Inc.	180	109,501
Nasdaq, Inc.	791	152,679
Northern Trust Corp.	2,405	259,283
Raymond James Financial, Inc.	2,250	207,630
S&P Global, Inc.	809	343,736
SEI Investments Co.	5,316	315,239
State Street Corp. (d)	6,720	569,318
T Rowe Price Group, Inc.	9,827	1,932,971
Tradeweb Markets, Inc. Class A	10,125	817,898
		27,139,820
CHEMICALS — 0.9%
Air Products & Chemicals, Inc.	4,847	1,241,365
Albemarle Corp.	853	186,781
Celanese Corp.	1,169	176,098
CF Industries Holdings, Inc.	2,318	129,391
Corteva, Inc.	8,799	370,262
Dow, Inc.	9,852	567,081
DuPont de Nemours, Inc.	10,332	702,473
Eastman Chemical Co.	1,799	181,231
Ecolab, Inc.	1,363	284,349
FMC Corp.	1,143	104,653
International Flavors & Fragrances, Inc.	1,032	137,999
Linde PLC	4,381	1,285,298
LyondellBasell Industries NV Class A	4,739	444,755
Mosaic Co.	6,089	217,499
PPG Industries, Inc.	1,713	244,976
RPM International, Inc.	969	75,243
Sherwin-Williams Co.	8,679	2,427,777
		8,777,231
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Cintas Corp.	3,268	1,243,997
Copart, Inc. (a)	7,648	1,060,930
Republic Services, Inc.	39,132	4,698,188
Rollins, Inc.	19,451	687,204
Waste Connections, Inc.	35,214	4,434,499
Waste Management, Inc.	35,955	5,370,239
		17,495,057
COMMUNICATIONS EQUIPMENT — 1.9%
Arista Networks, Inc. (a)	3,168	1,088,651
Cisco Systems, Inc.	220,169	11,983,799
F5 Networks, Inc. (a)	2,267	450,634
Juniper Networks, Inc.	16,626	457,548
Motorola Solutions, Inc.	15,926	3,699,928
		17,680,560
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	432	$147,606
Vulcan Materials Co.	840	142,094
		289,700
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	7,658	390,941
American Express Co.	5,889	986,584
Capital One Financial Corp.	8,333	1,349,696
Discover Financial Services	3,645	447,788
Synchrony Financial	11,055	540,369
		3,715,378
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	33,177	384,521
Avery Dennison Corp.	3,017	625,153
Ball Corp.	5,463	491,506
Crown Holdings, Inc.	1,516	152,783
International Paper Co.	6,057	338,707
Packaging Corp. of America	1,011	138,952
Sealed Air Corp.	1,509	82,678
Westrock Co.	5,637	280,892
		2,495,192
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,679	203,545
LKQ Corp. (a)	3,771	189,757
Pool Corp.	1,694	735,890
		1,129,192
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc. Class B (a)	29,951	8,174,826
Equitable Holdings, Inc.	6,523	193,342
Voya Financial, Inc.	2,113	129,717
		8,497,885
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	251,726	6,799,119
Liberty Global PLC Class A (a)	2,653	79,060
Liberty Global PLC Class C (a)	6,474	190,724
Lumen Technologies, Inc.	29,439	364,749
Verizon Communications, Inc.	144,968	7,829,722
		15,263,374
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	8,954	501,245
American Electric Power Co., Inc.	22,417	1,819,812
Duke Energy Corp.	42,281	4,126,203
Edison International	8,320	461,510
Entergy Corp.	3,819	379,265
Evergy, Inc.	7,078	440,252
Eversource Energy	12,933	1,057,402
Exelon Corp.	22,751	1,099,783
FirstEnergy Corp.	8,163	290,766
NextEra Energy, Inc.	70,553	5,539,821
NRG Energy, Inc.	4,708	192,228
PG&E Corp. (a)	67,156	644,698

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Pinnacle West Capital Corp.	1,758	$127,209
PPL Corp.	13,882	387,030
Southern Co.	60,865	3,771,804
Xcel Energy, Inc.	50,650	3,165,625
		24,004,653
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	1,441	178,698
Eaton Corp. PLC	3,574	533,634
Emerson Electric Co.	22,529	2,122,232
Generac Holdings, Inc. (a)	6,627	2,708,256
Plug Power, Inc. (a) (c)	943	24,084
Rockwell Automation, Inc.	5,093	1,497,546
Sensata Technologies Holding PLC (a)	1,643	89,905
Sunrun, Inc. (a) (c)	1,446	63,624
		7,217,979
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	53,146	3,891,882
Arrow Electronics, Inc. (a)	2,395	268,935
CDW Corp.	5,438	989,825
Cognex Corp.	5,588	448,269
Corning, Inc.	7,270	265,282
IPG Photonics Corp. (a)	268	42,451
Keysight Technologies, Inc. (a)	19,538	3,209,898
TE Connectivity, Ltd.	5,620	771,176
Teledyne Technologies, Inc. (a)	221	94,937
Trimble, Inc. (a)	1,280	105,280
Zebra Technologies Corp. Class A (a)	1,787	921,056
		11,008,991
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	18,268	451,767
Halliburton Co.	9,869	213,368
Schlumberger NV	11,503	340,949
		1,006,084
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	42,342	3,276,847
AMC Entertainment Holdings, Inc. Class A (a)	812	30,905
Electronic Arts, Inc.	30,640	4,358,540
Liberty Media Corp.-Liberty Formula One Class C (a)	1,416	72,796
Live Nation Entertainment, Inc. (a)	531	48,390
Netflix, Inc. (a)	2,440	1,489,230
Roku, Inc. (a)	43	13,474
Take-Two Interactive Software, Inc. (a)	16,666	2,567,731
Walt Disney Co. (a)	27,783	4,700,050
		16,557,963
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. REIT	1,086	207,502
Security Description	Shares	Value
American Tower Corp. REIT	5,089	$1,350,671
AvalonBay Communities, Inc. REIT	1,135	251,561
Boston Properties, Inc. REIT	1,471	159,383
Camden Property Trust REIT	564	83,173
Crown Castle International Corp. REIT	12,370	2,143,968
Digital Realty Trust, Inc. REIT	1,796	259,432
Duke Realty Corp. REIT	2,436	116,611
Equinix, Inc. REIT	625	493,831
Equity LifeStyle Properties, Inc. REIT	884	69,040
Equity Residential REIT	3,088	249,881
Essex Property Trust, Inc. REIT	452	144,522
Extra Space Storage, Inc. REIT	9,204	1,546,180
Healthpeak Properties, Inc. REIT	4,364	146,107
Host Hotels & Resorts, Inc. REIT (a)	6,639	108,415
Invitation Homes, Inc. REIT	3,798	145,577
Iron Mountain, Inc. REIT	2,524	109,668
Medical Properties Trust, Inc. REIT	8,090	162,366
Mid-America Apartment Communities, Inc. REIT	726	135,581
Omega Healthcare Investors, Inc. REIT	2,258	67,650
Prologis, Inc. REIT	4,897	614,231
Public Storage REIT	17,108	5,082,787
Realty Income Corp. REIT	2,741	177,781
Regency Centers Corp. REIT	1,611	108,469
SBA Communications Corp. REIT	1,536	507,756
Simon Property Group, Inc. REIT	2,808	364,956
Sun Communities, Inc. REIT	611	113,096
UDR, Inc. REIT	1,920	101,722
Ventas, Inc. REIT	3,899	215,264
VEREIT, Inc.	3,249	146,952
VICI Properties, Inc. REIT	5,404	153,528
Vornado Realty Trust REIT	1,418	59,570
Welltower, Inc. REIT	3,474	286,258
Weyerhaeuser Co. REIT	4,890	173,937
WP Carey, Inc. REIT	1,917	140,018
		16,197,444
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	18,737	8,419,471
Kroger Co.	149,133	6,029,447
Sysco Corp.	6,474	508,209
Walmart, Inc.	93,112	12,977,951
Walgreens Boots Alliance, Inc.	22,156	1,042,440
		28,977,518
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	11,725	703,617
Bunge, Ltd.	4,196	341,219
Campbell Soup Co.	13,757	575,180
Conagra Brands, Inc.	6,425	217,615
General Mills, Inc.	16,359	978,595
Hershey Co.	29,552	5,001,676
Hormel Foods Corp.	60,896	2,496,736

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
J.M. Smucker Co.	7,993	$959,400
Kellogg Co.	23,840	1,523,853
Kraft Heinz Co.	12,064	444,197
Lamb Weston Holdings, Inc.	1,015	62,291
McCormick & Co., Inc.	11,673	945,863
Mondelez International, Inc. Class A	39,889	2,320,742
Tyson Foods, Inc. Class A	6,727	531,029
		17,102,013
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,680	148,176
UGI Corp.	3,603	153,560
		301,736
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	17,026	2,011,281
ABIOMED, Inc. (a)	1,445	470,376
Align Technology, Inc. (a)	2,868	1,908,453
Baxter International, Inc.	24,834	1,997,399
Becton Dickinson and Co.	6,020	1,479,837
Boston Scientific Corp. (a)	9,068	393,461
Cooper Cos., Inc.	4,505	1,861,962
Danaher Corp.	16,779	5,108,199
DENTSPLY SIRONA, Inc.	1,308	75,929
DexCom, Inc. (a)	112	61,248
Edwards Lifesciences Corp. (a)	20,668	2,339,824
Hologic, Inc. (a)	1,927	142,232
IDEXX Laboratories, Inc. (a)	3,827	2,380,011
Insulet Corp. (a)	33	9,380
Intuitive Surgical, Inc. (a)	3,613	3,591,864
Masimo Corp. (a)	3,735	1,011,102
Medtronic PLC	37,309	4,676,683
Novocure, Ltd. (a)	26	3,021
ResMed, Inc.	5,013	1,321,176
STERIS PLC	565	115,418
Stryker Corp.	1,632	430,391
Teleflex, Inc.	268	100,915
West Pharmaceutical Services, Inc.	3,906	1,658,253
Zimmer Biomet Holdings, Inc.	1,385	202,709
		33,351,124
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AmerisourceBergen Corp.	7,544	901,131
Anthem, Inc.	7,956	2,965,997
Cardinal Health, Inc.	17,747	877,767
Centene Corp. (a)	13,154	819,626
Cigna Corp.	7,235	1,448,157
CVS Health Corp.	36,462	3,094,165
DaVita, Inc. (a)	924	107,424
HCA Healthcare, Inc.	3,001	728,403
Henry Schein, Inc. (a)	6,131	466,937
Humana, Inc.	2,628	1,022,686
Laboratory Corp. of America Holdings (a)	1,227	345,327
McKesson Corp.	7,103	1,416,196
Molina Healthcare, Inc. (a)	780	211,622
Security Description	Shares	Value
Quest Diagnostics, Inc.	3,485	$506,405
UnitedHealth Group, Inc.	44,076	17,222,256
Universal Health Services, Inc. Class B	1,351	186,938
		32,321,037
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,302	303,377
Teladoc Health, Inc. (a) (c)	2,487	315,377
Veeva Systems, Inc. Class A (a)	5,248	1,512,316
		2,131,070
HOTELS, RESTAURANTS & LEISURE — 1.1%
Aramark	3,404	111,855
Booking Holdings, Inc. (a)	219	519,877
Caesars Entertainment, Inc. (a)	761	85,445
Carnival Corp. (a)	8,206	205,232
Chipotle Mexican Grill, Inc. (a)	70	127,226
Darden Restaurants, Inc.	1,077	163,133
Domino's Pizza, Inc.	1,804	860,436
DraftKings, Inc. Class A (a) (c)	299	14,400
Expedia Group, Inc. (a)	542	88,834
Hilton Worldwide Holdings, Inc. (a)	715	94,459
Las Vegas Sands Corp. (a)	1,913	70,016
Marriott International, Inc. Class A (a)	1,047	155,050
McDonald's Corp.	19,298	4,652,941
MGM Resorts International	2,974	128,328
Royal Caribbean Cruises, Ltd. (a)	1,489	132,447
Starbucks Corp.	25,854	2,851,955
Vail Resorts, Inc. (a)	226	75,495
Wynn Resorts, Ltd. (a)	418	35,425
Yum! Brands, Inc.	1,531	187,257
		10,559,811
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	14,997	1,259,298
Garmin, Ltd.	13,201	2,052,227
Lennar Corp. Class A	4,768	446,666
Mohawk Industries, Inc. (a)	970	172,078
Newell Brands, Inc.	2,768	61,284
NVR, Inc. (a)	144	690,348
PulteGroup, Inc.	12,083	554,851
Whirlpool Corp.	1,178	240,147
		5,476,899
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	22,467	1,855,100
Clorox Co.	12,859	2,129,579
Colgate-Palmolive Co.	18,473	1,396,190
Kimberly-Clark Corp.	10,037	1,329,300
Procter & Gamble Co.	41,010	5,733,198
		12,443,367
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	7,983	182,252

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Vistra Corp.	15,795	$270,094
		452,346
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	23,485	4,119,739
General Electric Co.	11,576	1,192,675
Honeywell International, Inc.	10,119	2,148,061
Roper Technologies, Inc.	624	278,385
		7,738,860
INSURANCE — 3.5%
Aflac, Inc.	33,537	1,748,284
Alleghany Corp. (a)	269	167,966
Allstate Corp.	26,426	3,364,294
American Financial Group, Inc.	1,144	143,950
American International Group, Inc.	20,386	1,118,988
Aon PLC Class A	18,067	5,163,007
Arch Capital Group, Ltd. (a)	8,130	310,403
Arthur J Gallagher & Co.	18,144	2,697,106
Assurant, Inc.	1,022	161,220
Athene Holding, Ltd. Class A (a)	3,935	271,003
Brown & Brown, Inc.	31,030	1,720,613
Chubb, Ltd.	7,768	1,347,593
Cincinnati Financial Corp.	2,166	247,401
Erie Indemnity Co. Class A	2,159	385,209
Everest Re Group, Ltd.	806	202,129
Fidelity National Financial, Inc.	13,046	591,506
Globe Life, Inc.	4,291	382,028
Hartford Financial Services Group, Inc.	7,278	511,279
Lincoln National Corp.	5,643	387,956
Loews Corp.	4,922	265,443
Markel Corp. (a)	218	260,538
Marsh & McLennan Cos., Inc.	22,060	3,340,546
MetLife, Inc.	18,024	1,112,621
Principal Financial Group, Inc.	5,111	329,148
Progressive Corp.	44,125	3,988,459
Prudential Financial, Inc.	8,421	885,889
RenaissanceRe Holdings, Ltd.	1,113	155,152
Travelers Cos., Inc.	9,094	1,382,379
Willis Towers Watson PLC	4,573	1,063,040
WR Berkley Corp.	2,026	148,263
		33,853,413
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A (a)	4,834	12,923,796
Alphabet, Inc. Class C (a)	6,373	16,986,021
Facebook, Inc. Class A (a)	62,112	21,080,192
IAC/InterActiveCorp. (a)	4,399	573,146
Match Group, Inc. (a)	261	40,974
Pinterest, Inc. Class A (a)	517	26,341
Snap, Inc. Class A (a)	375	27,701
Twitter, Inc. (a)	2,528	152,666
Zillow Group, Inc. Class A (a)	113	10,009
Zillow Group, Inc. Class C (a)	296	26,089
		51,846,935
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Amazon.com, Inc. (a)	1,716	$5,637,129
Chewy, Inc. Class A (a) (c)	43	2,929
eBay, Inc.	33,000	2,299,110
Etsy, Inc. (a)	262	54,485
MercadoLibre, Inc. (a)	17	28,550
Wayfair, Inc. Class A (a) (c)	102	26,062
		8,048,265
IT SERVICES — 9.4%
Accenture PLC Class A	41,532	13,286,917
Akamai Technologies, Inc. (a)	17,839	1,865,781
Automatic Data Processing, Inc.	27,914	5,580,567
Broadridge Financial Solutions, Inc.	11,552	1,925,025
Cloudflare, Inc. Class A (a)	9,707	1,093,494
Cognizant Technology Solutions Corp. Class A	39,969	2,966,099
EPAM Systems, Inc. (a)	3,222	1,838,087
Fidelity National Information Services, Inc.	16,487	2,006,138
Fiserv, Inc. (a)	25,966	2,817,311
FleetCor Technologies, Inc. (a)	489	127,761
Gartner, Inc. (a)	331	100,584
Global Payments, Inc.	2,300	362,434
GoDaddy, Inc. Class A (a)	456	31,783
International Business Machines Corp.	20,341	2,825,975
Jack Henry & Associates, Inc.	15,480	2,539,649
Mastercard, Inc. Class A	44,722	15,548,945
MongoDB, Inc. (a)	5	2,358
Okta, Inc. (a)	32	7,595
Paychex, Inc.	49,780	5,597,761
PayPal Holdings, Inc. (a)	35,750	9,302,508
Snowflake, Inc. Class A (a)	56	16,936
Square, Inc. Class A (a)	287	68,834
Twilio, Inc. Class A (a)	263	83,910
VeriSign, Inc. (a)	5,324	1,091,473
Visa, Inc. Class A	79,659	17,744,042
Western Union Co.	73,766	1,491,549
		90,323,516
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,239	110,544
Peloton Interactive, Inc. Class A (a)	10,160	884,428
		994,972
LIFE SCIENCES TOOLS & SERVICES — 0.8%
10X Genomics, Inc. Class A (a)	4,751	691,651
Agilent Technologies, Inc.	10,311	1,624,292
Avantor, Inc. (a)	2,304	94,234
Bio-Rad Laboratories, Inc. Class A (a)	2,172	1,620,203
Bio-Techne Corp.	97	47,003
Charles River Laboratories International, Inc. (a)	230	94,914
Illumina, Inc. (a)	4,479	1,816,727
IQVIA Holdings, Inc. (a)	863	206,723
Mettler-Toledo International, Inc. (a)	69	95,038

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
PerkinElmer, Inc.	732	$126,848
PPD, Inc. (a)	290	13,569
Thermo Fisher Scientific, Inc.	2,353	1,344,340
Waters Corp. (a)	270	96,471
		7,872,013
MACHINERY — 1.0%
Caterpillar, Inc.	4,568	876,919
Cummins, Inc.	6,157	1,382,616
Deere & Co.	4,547	1,523,563
Dover Corp.	1,057	164,364
Fortive Corp.	2,421	170,850
IDEX Corp.	2,519	521,307
Illinois Tool Works, Inc.	12,191	2,519,026
Ingersoll Rand, Inc. (a)	2,389	120,430
Nordson Corp.	311	74,065
Otis Worldwide Corp.	4,804	395,273
PACCAR, Inc.	5,194	409,910
Parker-Hannifin Corp.	978	273,468
Pentair PLC	1,199	87,083
Snap-on, Inc.	2,135	446,108
Stanley Black & Decker, Inc.	1,486	260,511
Westinghouse Air Brake Technologies Corp.	2,176	187,593
Xylem, Inc.	1,050	129,864
		9,542,950
MEDIA — 1.4%
Altice USA, Inc. Class A (a)	2,512	52,049
Cable One, Inc.	32	58,020
Charter Communications, Inc. Class A (a)	2,960	2,153,578
Comcast Corp. Class A	91,702	5,128,893
Discovery, Inc. Class A (a) (c)	4,388	111,367
Discovery, Inc. Class C (a)	9,836	238,720
DISH Network Corp. Class A (a)	4,253	184,835
Fox Corp. Class A	5,288	212,102
Fox Corp. Class B	8,237	305,757
Interpublic Group of Cos., Inc.	5,271	193,288
Liberty Broadband Corp. Class A (a)	193	32,491
Liberty Broadband Corp. Class C (a)	10,290	1,777,083
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,223	57,689
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,307	109,513
News Corp. Class A	60,575	1,425,330
Omnicom Group, Inc.	10,733	777,713
Sirius XM Holdings, Inc. (c)	7,222	44,054
ViacomCBS, Inc. Class B	13,904	549,347
		13,411,829
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	7,280	236,818
Newmont Corp.	70,232	3,813,598
Nucor Corp.	4,185	412,181
Security Description	Shares	Value
Steel Dynamics, Inc.	3,217	$188,130
		4,650,727
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
AGNC Investment Corp. REIT	5,986	94,399
Annaly Capital Management, Inc. REIT	13,741	115,699
		210,098
MULTI-UTILITIES — 1.0%
Ameren Corp.	3,027	245,187
CenterPoint Energy, Inc.	6,975	171,585
CMS Energy Corp.	13,776	822,840
Consolidated Edison, Inc.	41,470	3,010,307
Dominion Energy, Inc.	24,628	1,798,337
DTE Energy Co.	2,737	305,750
NiSource, Inc.	5,381	130,382
Public Service Enterprise Group, Inc.	7,095	432,086
Sempra Energy	3,807	481,585
WEC Energy Group, Inc.	24,026	2,119,093
		9,517,152
MULTILINE RETAIL — 1.2%
Dollar General Corp.	12,053	2,556,923
Dollar Tree, Inc. (a)	11,684	1,118,393
Target Corp.	35,871	8,206,209
		11,881,525
OIL, GAS & CONSUMABLE FUELS — 1.6%
Cabot Oil & Gas Corp.	8,400	182,784
Cheniere Energy, Inc. (a)	9,025	881,472
Chevron Corp.	30,944	3,139,269
ConocoPhillips	18,539	1,256,388
Devon Energy Corp.	5,798	205,887
EOG Resources, Inc.	7,469	599,537
Exxon Mobil Corp.	67,683	3,981,114
Hess Corp.	1,173	91,623
Kinder Morgan, Inc.	31,407	525,439
Marathon Petroleum Corp.	20,903	1,292,014
Occidental Petroleum Corp.	13,949	412,611
ONEOK, Inc.	4,536	263,043
Phillips 66	11,385	797,292
Pioneer Natural Resources Co.	2,023	336,850
Valero Energy Corp.	12,379	873,586
Williams Cos., Inc.	11,477	297,713
		15,136,622
PERSONAL PRODUCTS — 0.0% (b)
Estee Lauder Cos., Inc. Class A	748	224,348
PHARMACEUTICALS — 6.2%
Bristol-Myers Squibb Co.	30,757	1,819,892
Catalent, Inc. (a)	795	105,791
Elanco Animal Health, Inc. (a)	3,341	106,544
Eli Lilly & Co.	55,651	12,858,164
Jazz Pharmaceuticals PLC (a)	606	78,907
Johnson & Johnson	131,718	21,272,457

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	161,875	$12,158,431
Pfizer, Inc.	125,655	5,404,422
Royalty Pharma PLC Class A	1,125	40,657
Viatris, Inc.	40,588	549,967
Zoetis, Inc.	23,171	4,498,418
		58,893,650
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	11,574	918,397
Clarivate PLC (a)	2,074	45,421
CoStar Group, Inc. (a)	1,037	89,244
Equifax, Inc.	442	112,012
IHS Markit, Ltd.	1,868	217,846
Jacobs Engineering Group, Inc.	1,462	193,759
Leidos Holdings, Inc.	1,647	158,326
Robert Half International, Inc.	4,574	458,909
TransUnion	819	91,982
Verisk Analytics, Inc.	6,308	1,263,303
		3,549,199
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	4,014	390,803
ROAD & RAIL — 0.8%
AMERCO	1,727	1,115,694
CSX Corp.	17,668	525,446
JB Hunt Transport Services, Inc.	3,169	529,920
Kansas City Southern	476	128,825
Knight-Swift Transportation Holdings, Inc.	2,799	143,169
Lyft, Inc. Class A (a)	558	29,903
Norfolk Southern Corp.	1,806	432,085
Old Dominion Freight Line, Inc.	11,662	3,335,099
Uber Technologies, Inc. (a)	2,699	120,915
Union Pacific Corp.	4,452	872,637
		7,233,693
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Advanced Micro Devices, Inc. (a)	3,071	316,006
Analog Devices, Inc.	3,085	516,676
Applied Materials, Inc.	35,207	4,532,197
Broadcom, Inc.	4,227	2,049,799
Enphase Energy, Inc. (a)	222	33,293
Intel Corp.	208,771	11,123,319
KLA Corp.	6,228	2,083,328
Lam Research Corp.	5,641	3,210,575
Marvell Technology, Inc.	2,779	167,601
Microchip Technology, Inc.	1,232	189,100
Micron Technology, Inc.	19,972	1,417,613
Monolithic Power Systems, Inc.	1,395	676,129
NVIDIA Corp.	80,541	16,684,873
NXP Semiconductors NV	1,222	239,353
ON Semiconductor Corp. (a)	3,669	167,930
Qorvo, Inc. (a)	630	105,330
QUALCOMM, Inc.	5,616	724,352
Skyworks Solutions, Inc.	6,506	1,072,059
SolarEdge Technologies, Inc. (a)	151	40,048
Security Description	Shares	Value
Teradyne, Inc.	6,529	$712,771
Texas Instruments, Inc.	56,039	10,771,256
Xilinx, Inc.	8,839	1,334,601
		58,168,209
SOFTWARE — 8.1%
Adobe, Inc. (a)	26,283	15,131,649
ANSYS, Inc. (a)	301	102,476
Autodesk, Inc. (a)	6,761	1,928,034
Avalara, Inc. (a)	63	11,011
Bentley Systems, Inc. Class B	6,363	385,852
Black Knight, Inc. (a)	23,008	1,656,576
Cadence Design Systems, Inc. (a)	9,847	1,491,230
Ceridian HCM Holding, Inc. (a)	267	30,070
Citrix Systems, Inc.	21,106	2,266,151
Coupa Software, Inc. (a)	17	3,726
Crowdstrike Holdings, Inc. Class A (a)	35	8,602
Datadog, Inc. Class A (a)	44	6,219
DocuSign, Inc. (a)	40	10,297
Dropbox, Inc. Class A (a)	509	14,873
Dynatrace, Inc. (a)	213	15,117
Fair Isaac Corp. (a)	1,154	459,211
Fortinet, Inc. (a)	6,635	1,937,685
Guidewire Software, Inc. (a)	196	23,299
HubSpot, Inc. (a)	23	15,550
Intuit, Inc.	10,624	5,731,754
Microsoft Corp.	108,547	30,601,570
NortonLifeLock, Inc.	24,930	630,729
Oracle Corp.	59,613	5,194,081
Palo Alto Networks, Inc. (a)	2,000	958,000
Paycom Software, Inc. (a)	1,659	822,449
PTC, Inc. (a)	252	30,187
RingCentral, Inc. Class A (a)	24	5,220
salesforce.com, Inc. (a)	3,189	864,921
ServiceNow, Inc. (a)	182	113,253
Splunk, Inc. (a)	183	26,482
SS&C Technologies Holdings, Inc.	1,976	137,134
Synopsys, Inc. (a)	633	189,527
Trade Desk, Inc. Class A (a)	697	48,999
Tyler Technologies, Inc. (a)	8,017	3,676,997
VMware, Inc. Class A (a) (c)	506	75,242
Workday, Inc. Class A (a)	134	33,485
Zendesk, Inc. (a)	55	6,402
Zoom Video Communications, Inc. Class A (a)	5,222	1,365,553
Zscaler, Inc. (a)	4,909	1,287,238
		77,296,851
SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc.	749	156,459
AutoZone, Inc. (a)	1,350	2,292,287
Bath & Body Works, Inc.	2,167	136,586
Best Buy Co., Inc.	11,849	1,252,558
Burlington Stores, Inc. (a)	263	74,579
CarMax, Inc. (a)	2,047	261,934
Carvana Co. (a) (c)	134	40,406

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Home Depot, Inc.	15,778	$5,179,286
Lowe's Cos., Inc.	5,539	1,123,642
O'Reilly Automotive, Inc. (a)	2,538	1,550,870
Ross Stores, Inc.	2,053	223,469
TJX Cos., Inc.	7,797	514,446
Tractor Supply Co.	4,417	894,928
Ulta Beauty, Inc. (a)	375	135,345
		13,836,795
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	201,302	28,484,233
Dell Technologies, Inc. Class C (a)	5,809	604,368
Hewlett Packard Enterprise Co.	37,508	534,489
HP, Inc.	22,218	607,884
NetApp, Inc.	1,880	168,749
Seagate Technology Holdings PLC	9,832	811,337
Western Digital Corp. (a)	4,302	242,805
		31,453,865
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	4,320	1,748,304
NIKE, Inc. Class B	13,744	1,996,041
VF Corp.	2,139	143,292
		3,887,637
TOBACCO — 0.3%
Altria Group, Inc.	23,185	1,055,381
Philip Morris International, Inc.	15,915	1,508,583
		2,563,964
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	22,482	1,160,296
United Rentals, Inc. (a)	838	294,079
W.W. Grainger, Inc.	1,878	738,167
		2,192,542
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,618	442,547
Security Description	Shares	Value
Essential Utilities, Inc.	1,824	$84,050
		526,597
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	40,638	5,191,911
TOTAL COMMON STOCKS (Cost $799,545,867)		956,669,095
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	676,604	676,739
State Street Navigator Securities Lending Portfolio II (d) (g)	74,520	74,520
TOTAL SHORT-TERM INVESTMENTS (Cost $751,259)		751,259
TOTAL INVESTMENTS — 100.0% (Cost $800,297,126)		957,420,354
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		198,721
NET ASSETS — 100.0%		$957,619,075
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$956,669,095	$—	$—	$956,669,095
Short-Term Investments	751,259	—	—	751,259
TOTAL INVESTMENTS	$957,420,354	$—	$—	$957,420,354
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	6,696	$550,947	$7,512	$5,591	$1,711	$14,739	6,720	$569,318	$3,830
State Street Institutional Liquid Reserves Fund, Premier Class	2,152,468	2,153,114	3,630,264	5,106,385	(254)	—	676,604	676,739	136
State Street Navigator Securities Lending Portfolio II	478,989	478,989	722,321	1,126,790	—	—	74,520	74,520	331
Total		$3,183,050	$4,360,097	$6,238,766	$1,457	$14,739		$1,320,577	$4,297
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 5.3%
NIO, Inc. ADR (a)	417,446	$14,873,601
Tesla, Inc. (a)	28,760	22,302,805
		37,176,406
COMMUNICATIONS EQUIPMENT — 3.1%
Cisco Systems, Inc.	395,418	21,522,602
ENTERTAINMENT — 7.2%
Netflix, Inc. (a)	34,782	21,228,846
Sea, Ltd. ADR (a)	90,590	28,873,750
		50,102,596
HOTELS, RESTAURANTS & LEISURE — 2.9%
Booking Holdings, Inc. (a)	8,408	19,959,499
INTERACTIVE MEDIA & SERVICES — 10.4%
Alphabet, Inc. Class A (a)	9,903	26,475,869
Facebook, Inc. Class A (a)	64,026	21,729,784
Snap, Inc. Class A (a)	328,647	24,277,154
		72,482,807
INTERNET & DIRECT MARKETING RETAIL — 10.5%
Alibaba Group Holding, Ltd. ADR (a)	66,203	9,801,354
Amazon.com, Inc. (a)	5,620	18,461,925
JD.com, Inc. ADR (a)	212,153	15,325,933
MercadoLibre, Inc. (a)	10,929	18,354,162
Pinduoduo, Inc. ADR (a)	118,652	10,758,177
		72,701,551
IT SERVICES — 8.2%
International Business Machines Corp.	141,002	19,589,408
Shopify, Inc. Class A (a)	16,560	22,451,717
Snowflake, Inc. Class A (a)	49,532	14,979,962
		57,021,087
ROAD & RAIL — 2.2%
Uber Technologies, Inc. (a)	332,977	14,917,370
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 29.6%
Advanced Micro Devices, Inc. (a)	191,213	19,675,818
Applied Materials, Inc.	198,426	25,543,379
Broadcom, Inc.	43,154	20,926,669
Intel Corp.	352,374	18,774,487
Security Description	Shares	Value
Lam Research Corp.	35,688	$20,311,825
Micron Technology, Inc.	248,455	17,635,336
NVIDIA Corp.	134,821	27,929,518
QUALCOMM, Inc.	121,448	15,664,363
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	168,476	18,810,345
Texas Instruments, Inc.	109,099	20,969,919
		206,241,659
SOFTWARE — 17.6%
Adobe, Inc. (a)	36,813	21,193,980
Microsoft Corp.	82,177	23,167,340
Oracle Corp.	289,169	25,195,295
salesforce.com, Inc. (a)	78,785	21,368,068
ServiceNow, Inc. (a)	32,571	20,267,956
Zoom Video Communications, Inc. Class A (a)	44,164	11,548,886
		122,741,525
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	143,198	20,262,517
TOTAL COMMON STOCKS (Cost $498,252,855)		695,129,619
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $864,404)	864,257	864,430
TOTAL INVESTMENTS — 100.0% (Cost $499,117,259)		695,994,049
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(33,560)
NET ASSETS — 100.0%		$695,960,489
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$695,129,619	$—	$—	$695,129,619
Short-Term Investment	864,430	—	—	864,430
TOTAL INVESTMENTS	$695,994,049	$—	$—	$695,994,049
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	806,812	$807,054	$1,103,488	$1,046,015	$(50)	$(47)	864,257	$864,430	$102
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Axon Enterprise, Inc. (a)	130,674	$22,870,564
Curtiss-Wright Corp.	81,356	10,265,500
Hexcel Corp. (a)	166,901	9,912,250
Mercury Systems, Inc. (a)	111,730	5,298,237
		48,346,551
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	196,203	15,390,163
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	632,866	9,676,521
AUTO COMPONENTS — 1.6%
Adient PLC (a)	187,473	7,770,756
Dana, Inc.	288,962	6,426,515
Fox Factory Holding Corp. (a)	83,766	12,107,537
Gentex Corp.	475,516	15,682,518
Goodyear Tire & Rubber Co. (a)	559,096	9,895,999
Lear Corp.	118,840	18,596,083
Visteon Corp. (a)	55,689	5,256,485
		75,735,893
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	306,159	11,208,481
Thor Industries, Inc.	110,129	13,519,436
		24,727,917
BANKS — 7.1%
Associated Banc-Corp.	304,373	6,519,670
BancorpSouth Bank	216,119	6,436,024
Bank of Hawaii Corp.	80,552	6,618,958
Bank OZK	242,472	10,421,447
Cathay General Bancorp	154,495	6,394,548
CIT Group, Inc.	197,271	10,248,228
Commerce Bancshares, Inc.	211,493	14,736,832
Cullen/Frost Bankers, Inc.	112,751	13,374,524
East West Bancorp, Inc.	282,313	21,890,550
First Financial Bankshares, Inc.	254,927	11,713,896
First Horizon Corp.	1,093,136	17,807,185
FNB Corp.	635,826	7,388,298
Fulton Financial Corp.	324,483	4,958,100
Glacier Bancorp, Inc.	215,515	11,928,755
Hancock Whitney Corp.	172,859	8,145,116
Home BancShares, Inc.	300,431	7,069,141
International Bancshares Corp.	108,314	4,510,195
PacWest Bancorp	233,216	10,569,349
Pinnacle Financial Partners, Inc.	151,445	14,247,946
Prosperity Bancshares, Inc.	184,920	13,153,360
Signature Bank	120,626	32,844,047
Sterling Bancorp	383,437	9,570,588
Synovus Financial Corp.	291,411	12,790,029
Texas Capital Bancshares, Inc. (a)	100,721	6,045,274
UMB Financial Corp.	85,617	8,280,020
Umpqua Holdings Corp.	438,048	8,870,472
United Bankshares, Inc.	257,149	9,355,081
Security Description	Shares	Value
Valley National Bancorp	809,133	$10,769,560
Webster Financial Corp.	180,252	9,816,524
Wintrust Financial Corp.	113,508	9,122,638
		325,596,355
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	18,700	9,532,325
BIOTECHNOLOGY — 1.7%
Arrowhead Pharmaceuticals, Inc. (a)	207,496	12,953,975
Emergent BioSolutions, Inc. (a)	93,669	4,690,007
Exelixis, Inc. (a)	626,928	13,253,258
Halozyme Therapeutics, Inc. (a)	283,228	11,521,715
Neurocrine Biosciences, Inc. (a)	188,328	18,062,539
United Therapeutics Corp. (a)	89,312	16,485,209
		76,966,703
BUILDING PRODUCTS — 2.4%
Builders FirstSource, Inc. (a)	412,325	21,333,695
Carlisle Cos., Inc.	103,699	20,614,324
Lennox International, Inc.	68,010	20,006,502
Owens Corning	205,185	17,543,318
Simpson Manufacturing Co., Inc.	86,455	9,248,091
Trex Co., Inc. (a)	229,571	23,400,172
		112,146,102
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	82,043	12,395,877
Evercore, Inc. Class A	78,951	10,553,380
FactSet Research Systems, Inc.	75,167	29,674,428
Federated Hermes, Inc.	192,629	6,260,442
Interactive Brokers Group, Inc. Class A	173,856	10,838,183
Janus Henderson Group PLC	342,920	14,172,884
Jefferies Financial Group, Inc.	393,253	14,601,484
SEI Investments Co.	213,341	12,651,121
Stifel Financial Corp.	208,555	14,173,398
		125,321,197
CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	112,590	10,034,021
Avient Corp.	181,639	8,418,968
Cabot Corp.	112,839	5,655,491
Chemours Co.	328,681	9,551,470
Ingevity Corp. (a)	78,586	5,608,683
Minerals Technologies, Inc.	66,894	4,671,877
NewMarket Corp.	14,363	4,865,753
Olin Corp.	287,404	13,867,243
RPM International, Inc.	258,227	20,051,326
Scotts Miracle-Gro Co.	81,083	11,867,308
Sensient Technologies Corp.	83,915	7,642,978
Valvoline, Inc.	359,672	11,214,573
		113,449,691
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	99,043	6,269,422

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Clean Harbors, Inc. (a)	99,642	$10,349,814
Herman Miller, Inc.	149,813	5,641,958
IAA, Inc. (a)	268,243	14,638,020
KAR Auction Services, Inc. (a)	242,613	3,976,427
MSA Safety, Inc.	72,491	10,561,939
Stericycle, Inc. (a)	182,746	12,421,246
Tetra Tech, Inc.	107,553	16,061,965
		79,920,791
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	307,927	15,812,052
Lumentum Holdings, Inc. (a) (b)	151,023	12,616,462
NetScout Systems, Inc. (a)	147,395	3,972,295
Viasat, Inc. (a) (b)	145,920	8,035,814
		40,436,623
CONSTRUCTION & ENGINEERING — 1.3%
AECOM (a)	286,691	18,104,537
Dycom Industries, Inc. (a)	61,282	4,365,730
EMCOR Group, Inc.	106,999	12,345,545
Fluor Corp. (a) (b)	281,380	4,493,638
MasTec, Inc. (a) (b)	113,846	9,822,633
Valmont Industries, Inc.	42,179	9,917,126
		59,049,209
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	83,357	10,933,104
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	80,450	7,039,375
LendingTree, Inc. (a)	22,844	3,194,277
Navient Corp.	334,026	6,590,333
Prog Holdings, Inc.	132,327	5,559,057
SLM Corp.	608,509	10,709,758
		33,092,800
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	131,208	15,659,675
Greif, Inc. Class A	52,840	3,413,464
Silgan Holdings, Inc.	167,023	6,407,002
Sonoco Products Co.	195,686	11,658,972
		37,139,113
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	7,985	4,704,442
Grand Canyon Education, Inc. (a)	89,880	7,905,845
H&R Block, Inc.	354,292	8,857,300
Service Corp. International	333,495	20,096,409
		41,563,996
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	262,500	10,460,625
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	103,975	6,188,592
Hawaiian Electric Industries, Inc.	217,471	8,879,341
IDACORP, Inc.	100,471	10,386,692
Security Description	Shares	Value
OGE Energy Corp.	398,354	$13,129,748
PNM Resources, Inc.	170,826	8,452,470
		47,036,843
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	71,022	12,313,084
EnerSys	84,559	6,294,572
Hubbell, Inc.	108,252	19,557,889
nVent Electric PLC	334,498	10,814,320
Regal Beloit Corp.	81,018	12,180,246
Sunrun, Inc. (a) (b)	409,749	18,028,956
		79,189,067
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Arrow Electronics, Inc. (a)	142,892	16,045,343
Avnet, Inc.	197,969	7,318,914
Belden, Inc.	89,284	5,201,686
Cognex Corp.	351,627	28,207,518
Coherent, Inc. (a)	48,846	12,215,896
II-VI, Inc. (a) (b)	208,758	12,391,875
Jabil, Inc.	290,234	16,940,959
Littelfuse, Inc.	48,991	13,387,770
National Instruments Corp.	264,655	10,382,416
SYNNEX Corp.	82,685	8,607,508
Vishay Intertechnology, Inc.	264,092	5,305,608
Vontier Corp.	336,120	11,293,632
		147,299,125
ENERGY EQUIPMENT & SERVICES — 0.4%
ChampionX Corp. (a)	401,595	8,979,664
Nov, Inc. (a)	777,478	10,192,737
		19,172,401
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	89,866	5,055,861
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.2%
American Campus Communities, Inc. REIT	276,847	13,413,237
Apartment Income REIT Corp.	312,348	15,245,706
Brixmor Property Group, Inc. REIT	590,954	13,065,993
Camden Property Trust REIT	199,842	29,470,700
CoreSite Realty Corp. REIT	88,053	12,198,863
Corporate Office Properties Trust REIT	223,561	6,031,676
Cousins Properties, Inc. REIT	295,917	11,034,745
CyrusOne, Inc. REIT	246,822	19,106,491
Douglas Emmett, Inc. REIT	349,157	11,036,853
EastGroup Properties, Inc. REIT	80,425	13,401,218
EPR Properties REIT	148,816	7,348,534
First Industrial Realty Trust, Inc. REIT	256,996	13,384,352
Healthcare Realty Trust, Inc. REIT	291,502	8,680,929
Highwoods Properties, Inc. REIT	207,330	9,093,494

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	303,426	$7,971,001
JBG SMITH Properties REIT	225,906	6,689,077
Kilroy Realty Corp. REIT	208,611	13,812,134
Lamar Advertising Co. Class A REIT	172,640	19,586,008
Life Storage, Inc. REIT	155,862	17,883,606
Macerich Co. REIT	423,857	7,082,650
Medical Properties Trust, Inc. REIT	1,185,344	23,789,854
National Retail Properties, Inc. REIT	349,377	15,089,593
National Storage Affiliates Trust REIT	159,198	8,404,062
Omega Healthcare Investors, Inc. REIT	475,336	14,241,066
Park Hotels & Resorts, Inc. REIT (a)	470,559	9,006,499
Pebblebrook Hotel Trust REIT	261,386	5,857,660
Physicians Realty Trust REIT	432,659	7,623,451
PotlatchDeltic Corp. REIT	133,457	6,883,712
PS Business Parks, Inc. REIT	39,981	6,266,622
Rayonier, Inc. REIT	281,219	10,033,894
Rexford Industrial Realty, Inc. REIT	273,333	15,511,648
Sabra Health Care REIT, Inc.	444,605	6,544,586
SL Green Realty Corp. REIT (b)	133,681	9,469,962
Spirit Realty Capital, Inc. REIT	235,260	10,831,370
STORE Capital Corp. REIT	486,589	15,585,446
Urban Edge Properties REIT	219,084	4,011,428
		424,688,120
FOOD & STAPLES RETAILING — 1.1%
BJ's Wholesale Club Holdings, Inc. (a) (b)	272,880	14,986,570
Casey's General Stores, Inc.	73,640	13,877,458
Grocery Outlet Holding Corp. (a) (b)	173,733	3,747,421
Performance Food Group Co. (a)	305,777	14,206,399
Sprouts Farmers Market, Inc. (a)	227,256	5,265,521
		52,083,369
FOOD PRODUCTS — 1.8%
Darling Ingredients, Inc. (a)	322,542	23,190,770
Flowers Foods, Inc.	396,103	9,359,914
Hain Celestial Group, Inc. (a) (b)	168,085	7,190,676
Ingredion, Inc.	133,350	11,869,483
Lancaster Colony Corp.	39,514	6,670,358
Pilgrim's Pride Corp. (a)	97,023	2,821,429
Post Holdings, Inc. (a)	116,586	12,843,114
Sanderson Farms, Inc.	42,199	7,941,852
Tootsie Roll Industries, Inc. (b)	36,589	1,113,403
		83,000,999
Security Description	Shares	Value
GAS UTILITIES — 1.2%
National Fuel Gas Co.	181,473	$9,530,962
New Jersey Resources Corp.	191,843	6,678,055
ONE Gas, Inc.	106,463	6,746,560
Southwest Gas Holdings, Inc. (a)	117,572	7,863,215
Spire, Inc.	102,874	6,293,831
UGI Corp.	416,117	17,734,907
		54,847,530
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Envista Holdings Corp. (a)	320,838	13,414,237
Globus Medical, Inc. Class A (a)	155,793	11,936,860
Haemonetics Corp. (a)	101,457	7,161,850
Hill-Rom Holdings, Inc.	131,004	19,650,600
ICU Medical, Inc. (a)	39,692	9,263,319
Integra LifeSciences Holdings Corp. (a)	146,140	10,007,667
LivaNova PLC (a)	105,914	8,387,330
Masimo Corp. (a)	100,801	27,287,839
Neogen Corp. (a)	213,854	9,287,679
NuVasive, Inc. (a)	102,794	6,152,221
Penumbra, Inc. (a)	68,391	18,226,201
Quidel Corp. (a) (b)	75,379	10,639,746
STAAR Surgical Co. (a)	94,280	12,117,808
Tandem Diabetes Care, Inc. (a)	125,456	14,976,937
		178,510,294
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	178,779	11,402,525
Amedisys, Inc. (a)	64,972	9,687,325
Chemed Corp.	31,288	14,552,675
Encompass Health Corp.	198,036	14,860,621
HealthEquity, Inc. (a)	165,956	10,747,311
LHC Group, Inc. (a)	63,018	9,888,154
Molina Healthcare, Inc. (a)	116,196	31,525,137
Option Care Health, Inc. (a)	275,506	6,683,776
Patterson Cos., Inc.	171,566	5,170,999
Progyny, Inc. (a)	136,971	7,670,376
R1 RCM, Inc. (a)	266,382	5,863,068
Tenet Healthcare Corp. (a)	213,001	14,151,786
		142,203,753
HOTELS, RESTAURANTS & LEISURE — 3.1%
Boyd Gaming Corp. (a)	163,022	10,312,772
Choice Hotels International, Inc.	65,334	8,256,258
Churchill Downs, Inc.	68,969	16,558,078
Cracker Barrel Old Country Store, Inc. (b)	47,223	6,603,664
Jack in the Box, Inc.	43,099	4,194,826
Marriott Vacations Worldwide Corp.	84,977	13,369,431
Papa John's International, Inc.	64,779	8,226,285
Scientific Games Corp. Class A (a)	191,719	15,926,097
Six Flags Entertainment Corp. (a)	153,805	6,536,713
Texas Roadhouse, Inc.	138,950	12,690,303

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Travel + Leisure Co.	171,685	$9,361,983
Wendy's Co.	354,690	7,689,679
Wingstop, Inc.	59,224	9,708,590
Wyndham Hotels & Resorts, Inc.	186,100	14,365,059
		143,799,738
HOUSEHOLD DURABLES — 1.6%
Helen of Troy, Ltd. (a)	48,000	10,784,640
KB Home	178,992	6,966,369
Taylor Morrison Home Corp. (a)	249,273	6,426,258
Tempur Sealy International, Inc.	390,998	18,146,217
Toll Brothers, Inc.	230,025	12,718,082
TopBuild Corp. (a)	65,507	13,416,489
Tri Pointe Homes, Inc. (a)	226,403	4,758,991
		73,217,046
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	125,173	4,888,006
INSURANCE — 3.7%
Alleghany Corp. (a)	27,643	17,260,566
American Financial Group, Inc.	131,508	16,547,652
Brighthouse Financial, Inc. (a)	165,331	7,477,921
CNO Financial Group, Inc.	254,312	5,986,504
First American Financial Corp.	218,694	14,663,433
Hanover Insurance Group, Inc.	71,011	9,204,446
Kemper Corp.	119,014	7,948,945
Kinsale Capital Group, Inc.	42,652	6,896,828
Mercury General Corp.	52,854	2,942,382
Old Republic International Corp. (a)	565,828	13,087,602
Primerica, Inc.	78,552	12,067,944
Reinsurance Group of America, Inc.	135,301	15,053,589
RenaissanceRe Holdings, Ltd.	93,722	13,064,847
RLI Corp.	79,237	7,945,094
Selective Insurance Group, Inc.	119,599	9,033,312
Unum Group	406,747	10,193,080
		169,374,145
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	195,891	6,630,910
Yelp, Inc. (a)	137,589	5,123,815
		11,754,725
IT SERVICES — 1.8%
Alliance Data Systems Corp.	98,979	9,985,991
Concentrix Corp.	85,312	15,100,224
Genpact, Ltd.	343,646	16,326,621
LiveRamp Holdings, Inc. (a)	135,112	6,381,340
MAXIMUS, Inc.	122,364	10,180,685
Sabre Corp. (a) (b)	642,053	7,601,908
WEX, Inc. (a)	89,137	15,700,591
		81,277,360
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Brunswick Corp.	154,248	14,695,207
Callaway Golf Co. (a) (b)	233,097	6,440,470
Security Description	Shares	Value
Mattel, Inc. (a)	694,437	$12,888,751
Polaris, Inc.	113,344	13,562,743
YETI Holdings, Inc. (a)	173,981	14,908,432
		62,495,603
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Medpace Holdings, Inc. (a)	56,696	10,731,419
Repligen Corp. (a)	101,783	29,414,269
Syneos Health, Inc. (a)	206,644	18,077,217
		58,222,905
MACHINERY — 5.0%
AGCO Corp.	122,988	15,069,720
Colfax Corp. (a)	257,771	11,831,689
Crane Co.	99,192	9,404,394
Donaldson Co., Inc.	249,873	14,345,209
Flowserve Corp.	259,222	8,987,227
Graco, Inc.	337,750	23,632,367
ITT, Inc.	171,342	14,707,997
Kennametal, Inc.	166,343	5,693,921
Lincoln Electric Holdings, Inc.	118,169	15,218,985
Middleby Corp. (a)	110,706	18,876,480
Nordson Corp.	107,556	25,614,461
Oshkosh Corp.	136,596	13,983,332
Terex Corp.	138,879	5,846,806
Timken Co.	138,073	9,032,736
Toro Co.	213,026	20,750,863
Trinity Industries, Inc. (b)	166,740	4,530,326
Woodward, Inc.	126,597	14,330,780
		231,857,293
MARINE — 0.1%
Kirby Corp. (a)	119,612	5,736,592
MEDIA — 1.0%
Cable One, Inc.	9,803	17,774,113
John Wiley & Sons, Inc. Class A	86,552	4,518,880
New York Times Co. Class A	332,502	16,382,374
TEGNA, Inc.	439,893	8,674,690
		47,350,057
METALS & MINING — 2.1%
Cleveland-Cliffs, Inc. (a) (b)	904,970	17,927,456
Commercial Metals Co.	239,960	7,309,181
Compass Minerals International, Inc.	67,738	4,362,327
Reliance Steel & Aluminum Co.	126,279	17,984,655
Royal Gold, Inc.	130,533	12,464,596
Steel Dynamics, Inc.	385,843	22,564,099
United States Steel Corp. (b)	537,573	11,810,479
Worthington Industries, Inc.	67,391	3,551,506
		97,974,299
MULTI-UTILITIES — 0.6%
Black Hills Corp.	126,288	7,925,835
MDU Resources Group, Inc.	402,780	11,950,482
NorthWestern Corp.	102,646	5,881,616
		25,757,933

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.6%
Kohl's Corp.	310,842	$14,637,550
Nordstrom, Inc. (a) (b)	221,295	5,853,253
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	120,833	7,283,813
		27,774,616
OIL, GAS & CONSUMABLE FUELS — 2.2%
Antero Midstream Corp. (b)	646,090	6,732,258
Cimarex Energy Co.	204,614	17,842,341
CNX Resources Corp. (a)	433,648	5,472,638
DTE Midstream LLC (a)	192,752	8,912,852
EQT Corp. (a)	601,690	12,310,577
Equitrans Midstream Corp.	809,047	8,203,737
HollyFrontier Corp.	297,452	9,854,585
Murphy Oil Corp.	288,892	7,213,633
Targa Resources Corp.	454,969	22,389,024
		98,931,645
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	189,443	11,626,117
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	665,568	5,231,364
Nu Skin Enterprises, Inc. Class A	99,810	4,039,311
		9,270,675
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	121,635	15,838,093
Nektar Therapeutics (a) (b)	365,748	6,568,834
Perrigo Co. PLC	266,108	12,594,892
		35,001,819
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	105,292	11,912,737
CACI International, Inc. Class A (a)	46,887	12,289,083
FTI Consulting, Inc. (a)	68,203	9,186,944
Insperity, Inc.	71,466	7,914,145
KBR, Inc.	280,138	11,037,437
ManpowerGroup, Inc.	107,871	11,680,272
Science Applications International Corp.	115,363	9,870,458
		73,891,076
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	100,889	25,029,552
ROAD & RAIL — 1.8%
Avis Budget Group, Inc. (a) (b)	94,047	10,957,416
Knight-Swift Transportation Holdings, Inc.	330,307	16,895,203
Landstar System, Inc.	76,147	12,017,519
Ryder System, Inc.	107,003	8,850,218
Saia, Inc. (a)	52,402	12,473,248
Werner Enterprises, Inc.	122,966	5,443,705
XPO Logistics, Inc. (a)	196,203	15,613,835
		82,251,144
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Amkor Technology, Inc.	199,305	$4,972,660
Brooks Automation, Inc.	147,849	15,132,345
Cirrus Logic, Inc. (a)	114,660	9,442,251
CMC Materials, Inc.	58,166	7,167,796
First Solar, Inc. (a) (b)	196,772	18,783,855
Lattice Semiconductor Corp. (a)	271,353	17,542,971
MKS Instruments, Inc.	110,313	16,647,335
Semtech Corp. (a)	129,242	10,076,999
Silicon Laboratories, Inc. (a)	80,812	11,326,610
SolarEdge Technologies, Inc. (a)	104,053	27,596,937
Synaptics, Inc. (a)	70,080	12,595,478
Universal Display Corp.	86,300	14,753,848
Wolfspeed, Inc. (a)	229,757	18,548,283
		184,587,368
SOFTWARE — 4.3%
ACI Worldwide, Inc. (a)	233,768	7,183,691
Aspen Technology, Inc. (a)	135,095	16,589,666
Blackbaud, Inc. (a)	83,677	5,886,677
CDK Global, Inc.	242,349	10,311,950
Cerence, Inc. (a) (b)	75,662	7,271,875
CommVault Systems, Inc. (a)	91,305	6,876,179
Digital Turbine, Inc. (a)	173,989	11,961,744
Envestnet, Inc. (a)	108,502	8,706,200
Fair Isaac Corp. (a)	56,504	22,484,637
J2 Global, Inc. (a)	95,875	13,098,442
Manhattan Associates, Inc. (a)	126,193	19,311,315
Mimecast, Ltd. (a)	121,632	7,735,795
NCR Corp. (a) (b)	261,438	10,133,337
Paylocity Holding Corp. (a)	78,209	21,929,804
Qualys, Inc. (a)	66,680	7,420,817
SailPoint Technologies Holding, Inc. (a) (b)	184,967	7,931,385
Teradata Corp. (a)	217,092	12,450,226
		197,283,740
SPECIALTY RETAIL — 3.7%
American Eagle Outfitters, Inc. (b)	303,657	7,834,351
AutoNation, Inc. (a) (b)	86,954	10,587,519
Dick's Sporting Goods, Inc.	130,437	15,622,439
Five Below, Inc. (a)	111,412	19,698,756
Foot Locker, Inc.	179,254	8,184,738
GameStop Corp. Class A (a)	123,768	21,717,571
Lithia Motors, Inc.	60,163	19,074,077
Murphy USA, Inc.	47,321	7,914,910
RH (a)	33,898	22,606,915
Urban Outfitters, Inc. (a)	134,099	3,981,399
Victoria's Secret & Co. (a)	149,456	8,258,939
Williams-Sonoma, Inc.	149,442	26,500,550
		171,982,164
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Holdings Corp.	273,435	5,515,184

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Capri Holdings, Ltd. (a)	302,510	$14,644,509
Carter's, Inc.	87,578	8,516,085
Columbia Sportswear Co.	69,581	6,668,643
Crocs, Inc. (a)	124,131	17,810,316
Deckers Outdoor Corp. (a)	55,087	19,842,337
Skechers U.S.A., Inc. Class A (a)	268,460	11,307,535
		78,789,425
THRIFTS & MORTGAGE FINANCE — 0.8%
Essent Group, Ltd.	222,654	9,799,002
MGIC Investment Corp.	675,202	10,101,022
New York Community Bancorp, Inc.	925,414	11,910,078
Washington Federal, Inc.	135,199	4,638,678
		36,448,780
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	70,610	6,323,832
MSC Industrial Direct Co., Inc. Class A	93,528	7,500,010
Univar Solutions, Inc. (a)	340,101	8,101,206
Watsco, Inc.	65,589	17,356,161
		39,281,209
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	445,023	20,506,660
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	196,649	3,834,657
TOTAL COMMON STOCKS (Cost $3,782,523,633)		4,598,284,574
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—
TOTAL RIGHTS (Cost $0)		—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	2,452,663	$2,453,154
State Street Navigator Securities Lending Portfolio II (g) (h)	24,474,127	24,474,127
TOTAL SHORT-TERM INVESTMENTS (Cost $26,927,281)		26,927,281
TOTAL INVESTMENTS — 100.5% (Cost $3,809,450,914)		4,625,211,855
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(21,641,220)
NET ASSETS — 100.0%		$4,603,570,635
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,598,284,574	$—	$—	$4,598,284,574
Rights	—	—	0(a)	0
Short-Term Investments	26,927,281	—	—	26,927,281
TOTAL INVESTMENTS	$4,625,211,855	$—	$0	$4,625,211,855
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2021.
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,441,967	$2,442,700	$52,202,432	$52,193,071	$1,093	$—	2,452,663	$2,453,154	$297
State Street Navigator Securities Lending Portfolio II	89,250,480	89,250,480	110,959,900	175,736,253	—	—	24,474,127	24,474,127	23,158
Total		$91,693,180	$163,162,332	$227,929,324	$1,093	$—		$26,927,281	$23,455
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
Boeing Co. (a)	180,732	$39,750,196
General Dynamics Corp.	75,627	14,825,161
Howmet Aerospace, Inc.	126,563	3,948,766
Huntington Ingalls Industries, Inc.	13,163	2,541,249
L3Harris Technologies, Inc.	65,929	14,520,203
Lockheed Martin Corp.	80,903	27,919,625
Northrop Grumman Corp.	49,268	17,743,870
Raytheon Technologies Corp.	494,441	42,502,148
Textron, Inc.	74,178	5,178,366
TransDigm Group, Inc. (a)	17,237	10,765,713
		179,695,297
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	43,377	3,773,799
Expeditors International of Washington, Inc.	55,652	6,629,823
FedEx Corp.	80,089	17,562,717
United Parcel Service, Inc. Class B	237,491	43,247,111
		71,213,450
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	42,348	2,481,593
American Airlines Group, Inc. (a)	209,840	4,305,917
Delta Air Lines, Inc. (a)	210,027	8,949,250
Southwest Airlines Co. (a)	194,656	10,011,158
United Airlines Holdings, Inc. (a)	106,026	5,043,657
		30,791,575
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	89,582	13,345,030
BorgWarner, Inc.	78,556	3,394,405
		16,739,435
AUTOMOBILES — 2.1%
Ford Motor Co. (a)	1,293,116	18,310,522
General Motors Co. (a)	476,018	25,090,909
Tesla, Inc. (a)	266,054	206,319,556
		249,720,987
BANKS — 4.4%
Bank of America Corp.	2,428,050	103,070,722
Citigroup, Inc.	664,555	46,638,470
Citizens Financial Group, Inc.	140,010	6,577,670
Comerica, Inc.	43,866	3,531,213
Fifth Third Bancorp	226,492	9,612,320
First Republic Bank	57,872	11,162,351
Huntington Bancshares, Inc.	487,604	7,538,358
JPMorgan Chase & Co.	979,725	160,371,185
KeyCorp.	320,122	6,921,038
M&T Bank Corp.	42,331	6,321,712
People's United Financial, Inc.	144,129	2,517,934
PNC Financial Services Group, Inc.	139,468	27,285,520
Security Description	Shares	Value
Regions Financial Corp.	315,991	$6,733,768
SVB Financial Group (a)	19,207	12,424,624
Truist Financial Corp.	437,676	25,669,697
US Bancorp	442,342	26,292,808
Wells Fargo & Co.	1,346,390	62,485,960
Zions Bancorp NA	55,120	3,411,377
		528,566,727
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	59,893	4,013,430
Coca-Cola Co.	1,273,773	66,834,869
Constellation Brands, Inc. Class A	55,161	11,621,871
Molson Coors Beverage Co. Class B (b)	62,859	2,915,401
Monster Beverage Corp. (a)	122,067	10,843,212
PepsiCo, Inc.	453,164	68,160,397
		164,389,180
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	579,430	62,503,114
Amgen, Inc.	186,172	39,589,476
Biogen, Inc. (a)	48,842	13,821,798
Gilead Sciences, Inc.	411,082	28,714,078
Incyte Corp. (a)	62,990	4,332,452
Moderna, Inc. (a)	115,132	44,309,701
Regeneron Pharmaceuticals, Inc. (a)	34,246	20,724,994
Vertex Pharmaceuticals, Inc. (a)	85,786	15,560,723
		229,556,336
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	45,449	2,775,570
Allegion PLC	29,271	3,869,041
Carrier Global Corp.	284,488	14,725,099
Fortune Brands Home & Security, Inc.	45,484	4,067,179
Johnson Controls International PLC	233,486	15,895,727
Masco Corp.	83,390	4,632,315
Trane Technologies PLC	77,912	13,451,507
		59,416,438
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	37,265	9,842,432
Bank of New York Mellon Corp.	260,398	13,499,032
BlackRock, Inc.	46,955	39,379,280
Cboe Global Markets, Inc.	33,886	4,197,120
Charles Schwab Corp.	493,801	35,968,465
CME Group, Inc.	117,736	22,767,788
Franklin Resources, Inc.	92,272	2,742,324
Goldman Sachs Group, Inc.	110,509	41,775,717
Intercontinental Exchange, Inc.	185,456	21,294,058
Invesco, Ltd.	112,005	2,700,441
MarketAxess Holdings, Inc.	12,438	5,232,542
Moody's Corp.	52,932	18,796,682
Morgan Stanley	478,573	46,569,939
MSCI, Inc.	27,010	16,431,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	38,330	$7,398,457
Northern Trust Corp.	68,232	7,356,092
Raymond James Financial, Inc.	61,213	5,648,736
S&P Global, Inc.	79,059	33,591,378
State Street Corp. (c)	119,859	10,154,454
T Rowe Price Group, Inc.	74,393	14,633,103
		359,979,303
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	72,547	18,580,012
Albemarle Corp.	38,524	8,435,600
Celanese Corp.	36,479	5,495,197
CF Industries Holdings, Inc.	72,463	4,044,885
Corteva, Inc.	240,724	10,129,666
Dow, Inc.	244,429	14,069,333
DuPont de Nemours, Inc.	171,457	11,657,361
Eastman Chemical Co.	45,473	4,580,950
Ecolab, Inc.	81,645	17,032,780
FMC Corp.	42,315	3,874,361
International Flavors & Fragrances, Inc.	81,985	10,963,034
Linde PLC	169,295	49,667,767
LyondellBasell Industries NV Class A	84,858	7,963,923
Mosaic Co.	116,702	4,168,596
PPG Industries, Inc.	77,765	11,121,173
Sherwin-Williams Co.	79,294	22,180,911
		203,965,549
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	29,036	11,052,844
Copart, Inc. (a)	68,319	9,477,212
Republic Services, Inc.	69,512	8,345,611
Rollins, Inc.	74,506	2,632,297
Waste Management, Inc.	127,063	18,978,129
		50,486,093
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	18,170	6,243,939
Cisco Systems, Inc.	1,381,756	75,208,979
F5 Networks, Inc. (a)	19,984	3,972,420
Juniper Networks, Inc.	106,633	2,934,540
Motorola Solutions, Inc.	55,888	12,983,900
		101,343,778
CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc.	45,630	5,193,607
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	20,685	7,067,651
Vulcan Materials Co.	43,538	7,364,888
		14,432,539
CONSUMER FINANCE — 0.7%
American Express Co.	211,828	35,487,545
Capital One Financial Corp.	146,302	23,696,535
Discover Financial Services	98,221	12,066,450
Security Description	Shares	Value
Synchrony Financial	186,816	$9,131,566
		80,382,096
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	506,257	5,867,519
Avery Dennison Corp.	27,410	5,679,626
Ball Corp.	108,591	9,769,932
International Paper Co.	128,822	7,203,726
Packaging Corp. of America	31,152	4,281,531
Sealed Air Corp.	49,111	2,690,792
Westrock Co.	88,494	4,409,656
		39,902,782
DISTRIBUTORS — 0.1%
Genuine Parts Co.	46,913	5,687,263
LKQ Corp. (a)	88,694	4,463,082
Pool Corp.	13,301	5,778,087
		15,928,432
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	607,787	165,889,384
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	2,341,118	63,233,597
Lumen Technologies, Inc. (b)	329,609	4,083,856
Verizon Communications, Inc.	1,357,492	73,318,143
		140,635,596
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	84,159	4,711,221
American Electric Power Co., Inc.	163,544	13,276,502
Duke Energy Corp.	253,064	24,696,516
Edison International	124,585	6,910,730
Entergy Corp.	65,983	6,552,772
Evergy, Inc.	76,673	4,769,060
Eversource Energy	113,513	9,280,823
Exelon Corp.	321,211	15,527,340
FirstEnergy Corp.	178,932	6,373,558
NextEra Energy, Inc.	643,183	50,502,729
NRG Energy, Inc.	82,666	3,375,253
Pinnacle West Capital Corp.	38,313	2,772,328
PPL Corp.	252,873	7,050,099
Southern Co.	348,509	21,597,103
Xcel Energy, Inc.	178,487	11,155,437
		188,551,471
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	76,064	9,432,697
Eaton Corp. PLC	131,579	19,646,060
Emerson Electric Co.	195,969	18,460,280
Generac Holdings, Inc. (a)	20,468	8,364,658
Rockwell Automation, Inc.	38,276	11,254,675
		67,158,370
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	196,572	14,394,968

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CDW Corp.	45,120	$8,212,742
Corning, Inc.	252,019	9,196,173
IPG Photonics Corp. (a)	11,676	1,849,478
Keysight Technologies, Inc. (a)	60,834	9,994,418
TE Connectivity, Ltd.	107,574	14,761,304
Teledyne Technologies, Inc. (a)	15,151	6,508,567
Trimble, Inc. (a)	82,906	6,819,018
Zebra Technologies Corp. Class A (a)	17,518	9,029,128
		80,765,796
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	271,685	6,718,770
Halliburton Co.	291,944	6,311,829
Schlumberger NV	460,752	13,656,690
		26,687,289
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	255,723	19,790,403
Electronic Arts, Inc.	93,281	13,269,222
Live Nation Entertainment, Inc. (a)	43,204	3,937,181
Netflix, Inc. (a)	145,128	88,577,424
Take-Two Interactive Software, Inc. (a)	38,172	5,881,160
Walt Disney Co. (a)	595,796	100,790,809
		232,246,199
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	45,287	8,652,987
American Tower Corp. REIT	149,244	39,610,850
AvalonBay Communities, Inc. REIT	46,278	10,257,056
Boston Properties, Inc. REIT	46,636	5,053,010
Crown Castle International Corp. REIT	141,695	24,558,577
Digital Realty Trust, Inc. REIT	91,526	13,220,931
Duke Realty Corp. REIT	125,961	6,029,753
Equinix, Inc. REIT	29,221	23,088,389
Equity Residential REIT	113,391	9,175,600
Essex Property Trust, Inc. REIT	21,746	6,953,066
Extra Space Storage, Inc. REIT	43,709	7,342,675
Federal Realty Investment Trust REIT	23,605	2,785,154
Healthpeak Properties, Inc. REIT	176,710	5,916,251
Host Hotels & Resorts, Inc. REIT (a)	238,687	3,897,759
Iron Mountain, Inc. REIT (b)	97,459	4,234,593
Kimco Realty Corp. REIT	198,640	4,121,780
Mid-America Apartment Communities, Inc. REIT	38,351	7,162,049
Prologis, Inc. REIT	242,434	30,408,497
Public Storage REIT	50,037	14,865,993
Realty Income Corp. REIT	123,037	7,980,180
Regency Centers Corp. REIT	50,095	3,372,896
Security Description	Shares	Value
SBA Communications Corp. REIT	35,933	$11,878,372
Simon Property Group, Inc. REIT	107,479	13,969,046
UDR, Inc. REIT	91,438	4,844,385
Ventas, Inc. REIT	128,973	7,120,599
Vornado Realty Trust REIT	53,176	2,233,924
Welltower, Inc. REIT	137,642	11,341,701
Weyerhaeuser Co. REIT	246,637	8,772,878
		298,848,951
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	144,945	65,131,036
Kroger Co.	224,026	9,057,371
Sysco Corp.	166,941	13,104,868
Walmart, Inc.	468,552	65,306,778
Walgreens Boots Alliance, Inc.	237,499	11,174,328
		163,774,381
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	184,181	11,052,702
Campbell Soup Co.	68,444	2,861,644
Conagra Brands, Inc.	157,371	5,330,156
General Mills, Inc.	201,100	12,029,802
Hershey Co.	48,080	8,137,540
Hormel Foods Corp.	94,661	3,881,101
J.M. Smucker Co.	36,532	4,384,936
Kellogg Co. (b)	82,457	5,270,651
Kraft Heinz Co.	213,520	7,861,806
Lamb Weston Holdings, Inc.	49,268	3,023,577
McCormick & Co., Inc.	81,784	6,626,958
Mondelez International, Inc. Class A	458,347	26,666,628
Tyson Foods, Inc. Class A	96,624	7,627,499
		104,755,000
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	41,080	3,623,256
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	581,282	68,666,843
ABIOMED, Inc. (a)	15,125	4,923,490
Align Technology, Inc. (a)	23,698	15,769,360
Baxter International, Inc.	163,936	13,185,372
Becton Dickinson and Co.	94,211	23,158,948
Boston Scientific Corp. (a)	466,813	20,255,016
Cooper Cos., Inc.	16,107	6,657,184
Danaher Corp.	208,368	63,435,554
DENTSPLY SIRONA, Inc.	73,702	4,278,401
DexCom, Inc. (a)	31,974	17,485,302
Edwards Lifesciences Corp. (a)	205,292	23,241,107
Hologic, Inc. (a)	84,173	6,212,809
IDEXX Laboratories, Inc. (a)	27,923	17,365,314
Intuitive Surgical, Inc. (a)	38,768	38,541,207
Medtronic PLC	440,648	55,235,227
ResMed, Inc.	47,960	12,639,858
STERIS PLC	32,195	6,576,795
Stryker Corp.	110,065	29,026,342

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Teleflex, Inc.	15,240	$5,738,622
West Pharmaceutical Services, Inc.	24,255	10,297,218
Zimmer Biomet Holdings, Inc.	68,135	9,972,238
		452,662,207
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AmerisourceBergen Corp.	49,500	5,912,775
Anthem, Inc.	79,967	29,811,698
Cardinal Health, Inc.	95,149	4,706,070
Centene Corp. (a)	191,380	11,924,888
Cigna Corp.	111,493	22,316,439
CVS Health Corp.	433,437	36,781,464
DaVita, Inc. (a)	22,876	2,659,564
HCA Healthcare, Inc.	81,166	19,700,611
Henry Schein, Inc. (a)	46,090	3,510,214
Humana, Inc.	42,132	16,395,668
Laboratory Corp. of America Holdings (a)	31,738	8,932,343
McKesson Corp.	50,724	10,113,351
Quest Diagnostics, Inc.	40,043	5,818,648
UnitedHealth Group, Inc.	309,175	120,807,039
Universal Health Services, Inc. Class B	24,860	3,439,878
		302,830,650
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	96,877	6,831,766
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	13,438	31,900,065
Caesars Entertainment, Inc. (a)	68,259	7,664,121
Carnival Corp. (a)	262,353	6,561,449
Chipotle Mexican Grill, Inc. (a)	9,203	16,726,637
Darden Restaurants, Inc.	42,758	6,476,554
Domino's Pizza, Inc.	12,063	5,753,568
Expedia Group, Inc. (a)	46,425	7,609,057
Hilton Worldwide Holdings, Inc. (a)	91,223	12,051,471
Las Vegas Sands Corp. (a)	111,253	4,071,860
Marriott International, Inc. Class A (a)	87,683	12,984,975
McDonald's Corp.	244,826	59,029,997
MGM Resorts International	131,098	5,656,879
Norwegian Cruise Line Holdings, Ltd. (a) (b)	116,140	3,102,099
Penn National Gaming, Inc. (a)	48,788	3,535,178
Royal Caribbean Cruises, Ltd. (a) (b)	71,973	6,401,998
Starbucks Corp.	386,605	42,646,398
Wynn Resorts, Ltd. (a) (b)	33,130	2,807,768
Yum! Brands, Inc.	96,904	11,852,328
		246,832,402
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	106,839	8,971,271
Garmin, Ltd.	49,114	7,635,262
Leggett & Platt, Inc.	44,520	1,996,277
Security Description	Shares	Value
Lennar Corp. Class A	90,717	$8,498,369
Mohawk Industries, Inc. (a)	18,331	3,251,919
Newell Brands, Inc.	127,576	2,824,533
NVR, Inc. (a)	1,101	5,278,282
PulteGroup, Inc.	86,417	3,968,269
Whirlpool Corp.	20,720	4,223,979
		46,648,161
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	80,518	6,648,371
Clorox Co.	40,303	6,674,580
Colgate-Palmolive Co.	276,611	20,906,259
Kimberly-Clark Corp.	110,461	14,629,455
Procter & Gamble Co.	795,921	111,269,756
		160,128,421
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	218,499	4,988,332
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	189,724	33,281,384
General Electric Co.	359,897	37,080,188
Honeywell International, Inc.	226,339	48,047,243
Roper Technologies, Inc.	34,363	15,330,365
		133,739,180
INSURANCE — 1.9%
Aflac, Inc.	202,310	10,546,420
Allstate Corp.	96,938	12,341,177
American International Group, Inc.	280,386	15,390,388
Aon PLC Class A	74,007	21,148,980
Arthur J Gallagher & Co.	67,800	10,078,470
Assurant, Inc.	19,823	3,127,078
Brown & Brown, Inc.	76,588	4,246,805
Chubb, Ltd.	144,385	25,047,910
Cincinnati Financial Corp.	50,235	5,737,842
Everest Re Group, Ltd.	13,052	3,273,181
Globe Life, Inc.	30,692	2,732,509
Hartford Financial Services Group, Inc.	113,831	7,996,628
Lincoln National Corp.	58,246	4,004,412
Loews Corp.	66,600	3,591,738
Marsh & McLennan Cos., Inc.	166,066	25,147,374
MetLife, Inc.	239,798	14,802,731
Principal Financial Group, Inc.	83,200	5,358,080
Progressive Corp.	191,908	17,346,564
Prudential Financial, Inc.	126,865	13,346,198
Travelers Cos., Inc.	81,789	12,432,746
Willis Towers Watson PLC	42,529	9,886,291
WR Berkley Corp.	47,847	3,501,443
		231,084,965
INTERACTIVE MEDIA & SERVICES — 6.7%
Alphabet, Inc. Class A (a)	98,762	264,042,182
Alphabet, Inc. Class C (a)	92,391	246,250,656
Facebook, Inc. Class A (a)	781,669	265,290,642

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Match Group, Inc. (a)	90,742	$14,245,587
Twitter, Inc. (a)	261,504	15,792,226
		805,621,293
INTERNET & DIRECT MARKETING RETAIL — 4.1%
Amazon.com, Inc. (a)	142,779	469,034,726
eBay, Inc.	214,091	14,915,720
Etsy, Inc. (a)	41,964	8,726,834
		492,677,280
IT SERVICES — 4.9%
Accenture PLC Class A	207,949	66,527,044
Akamai Technologies, Inc. (a)	54,255	5,674,531
Automatic Data Processing, Inc.	138,718	27,732,503
Broadridge Financial Solutions, Inc.	38,354	6,391,311
Cognizant Technology Solutions Corp. Class A	172,283	12,785,121
DXC Technology Co. (a)	86,437	2,905,148
Fidelity National Information Services, Inc.	202,499	24,640,078
Fiserv, Inc. (a)	196,600	21,331,100
FleetCor Technologies, Inc. (a)	27,090	7,077,804
Gartner, Inc. (a)	27,466	8,346,368
Global Payments, Inc.	96,864	15,263,829
International Business Machines Corp.	293,906	40,832,361
Jack Henry & Associates, Inc. (b)	24,240	3,976,814
Mastercard, Inc. Class A	285,627	99,306,795
Paychex, Inc.	105,540	11,867,973
PayPal Holdings, Inc. (a)	385,225	100,239,397
VeriSign, Inc. (a)	31,911	6,542,074
Visa, Inc. Class A	553,397	123,269,182
Western Union Co.	138,638	2,803,260
		587,512,693
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	43,292	3,862,512
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	99,452	15,666,673
Bio-Rad Laboratories, Inc. Class A (a)	6,851	5,110,503
Bio-Techne Corp.	12,806	6,205,403
Charles River Laboratories International, Inc. (a)	16,110	6,648,114
Illumina, Inc. (a)	47,970	19,457,112
IQVIA Holdings, Inc. (a)	62,802	15,043,591
Mettler-Toledo International, Inc. (a)	7,538	10,382,540
PerkinElmer, Inc.	36,907	6,395,614
Thermo Fisher Scientific, Inc.	129,042	73,725,566
Waters Corp. (a)	20,099	7,181,373
		165,816,489
MACHINERY — 1.5%
Caterpillar, Inc.	179,531	34,464,566
Cummins, Inc.	47,127	10,582,839
Security Description	Shares	Value
Deere & Co.	93,086	$31,190,326
Dover Corp.	47,288	7,353,284
Fortive Corp.	117,506	8,292,398
IDEX Corp.	25,311	5,238,112
Illinois Tool Works, Inc.	93,976	19,418,261
Ingersoll Rand, Inc. (a)	132,809	6,694,902
Otis Worldwide Corp.	139,891	11,510,232
PACCAR, Inc.	114,226	9,014,716
Parker-Hannifin Corp.	42,541	11,895,314
Pentair PLC	54,398	3,950,927
Snap-on, Inc.	17,697	3,697,788
Stanley Black & Decker, Inc.	54,012	9,468,844
Westinghouse Air Brake Technologies Corp.	60,082	5,179,669
Xylem, Inc.	58,918	7,286,978
		185,239,156
MEDIA — 1.3%
Charter Communications, Inc. Class A (a) (b)	41,602	30,267,951
Comcast Corp. Class A	1,501,788	83,995,003
Discovery, Inc. Class A (a) (b)	52,939	1,343,592
Discovery, Inc. Class C (a)	96,359	2,338,633
DISH Network Corp. Class A (a) (b)	83,421	3,625,477
Fox Corp. Class A	107,076	4,294,818
Fox Corp. Class B	52,616	1,953,106
Interpublic Group of Cos., Inc.	131,874	4,835,820
News Corp. Class A	130,823	3,078,265
News Corp. Class B	40,789	947,528
Omnicom Group, Inc.	70,293	5,093,431
ViacomCBS, Inc. Class B	198,624	7,847,634
		149,621,258
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	482,751	15,703,890
Newmont Corp.	264,572	14,366,260
Nucor Corp.	96,333	9,487,837
		39,557,987
MULTI-UTILITIES — 0.7%
Ameren Corp.	84,334	6,831,054
CenterPoint Energy, Inc.	194,437	4,783,150
CMS Energy Corp.	96,063	5,737,843
Consolidated Edison, Inc.	114,930	8,342,769
Dominion Energy, Inc.	265,615	19,395,207
DTE Energy Co.	63,553	7,099,506
NiSource, Inc.	126,212	3,058,117
Public Service Enterprise Group, Inc.	166,383	10,132,725
Sempra Energy	104,074	13,165,361
WEC Energy Group, Inc.	104,333	9,202,170
		87,747,902
MULTILINE RETAIL — 0.5%
Dollar General Corp.	77,776	16,499,400
Dollar Tree, Inc. (a)	76,228	7,296,544

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Target Corp.	162,258	$37,119,763
		60,915,707
OIL, GAS & CONSUMABLE FUELS — 2.5%
APA Corp.	127,493	2,732,175
Cabot Oil & Gas Corp.	135,253	2,943,105
Chevron Corp.	634,117	64,331,170
ConocoPhillips	439,103	29,758,010
Devon Energy Corp.	206,460	7,331,395
Diamondback Energy, Inc.	55,838	5,286,183
EOG Resources, Inc.	192,651	15,464,096
Exxon Mobil Corp.	1,388,071	81,646,336
Hess Corp.	89,315	6,976,395
Kinder Morgan, Inc.	641,468	10,731,760
Marathon Oil Corp.	267,246	3,653,253
Marathon Petroleum Corp.	209,286	12,935,968
Occidental Petroleum Corp.	290,802	8,601,923
ONEOK, Inc.	146,658	8,504,697
Phillips 66	143,681	10,061,980
Pioneer Natural Resources Co.	74,359	12,381,517
Valero Energy Corp.	134,398	9,484,467
Williams Cos., Inc.	401,076	10,403,911
		303,228,341
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	76,004	22,795,880
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	728,547	43,108,126
Catalent, Inc. (a)	55,473	7,381,792
Eli Lilly & Co.	260,311	60,144,857
Johnson & Johnson	863,130	139,395,495
Merck & Co., Inc.	830,008	62,341,901
Organon & Co.	83,631	2,742,261
Pfizer, Inc.	1,838,390	79,069,154
Viatris, Inc.	396,537	5,373,076
Zoetis, Inc.	155,446	30,178,286
		429,734,948
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	39,804	10,087,130
IHS Markit, Ltd.	130,712	15,243,633
Jacobs Engineering Group, Inc.	42,700	5,659,031
Leidos Holdings, Inc.	43,774	4,207,995
Nielsen Holdings PLC	120,982	2,321,645
Robert Half International, Inc.	36,748	3,686,927
Verisk Analytics, Inc.	53,565	10,727,462
		51,933,823
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	110,457	10,754,093
ROAD & RAIL — 0.9%
CSX Corp.	739,256	21,985,473
JB Hunt Transport Services, Inc.	27,568	4,609,921
Kansas City Southern	29,884	8,087,806
Norfolk Southern Corp.	80,965	19,370,876
Old Dominion Freight Line, Inc.	30,701	8,779,872
Security Description	Shares	Value
Union Pacific Corp.	213,860	$41,918,699
		104,752,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Advanced Micro Devices, Inc. (a)	397,750	40,928,475
Analog Devices, Inc.	176,357	29,536,270
Applied Materials, Inc.	299,719	38,582,827
Broadcom, Inc.	134,502	65,224,055
Enphase Energy, Inc. (a)	42,352	6,351,529
Intel Corp.	1,330,226	70,874,441
KLA Corp.	50,132	16,769,655
Lam Research Corp.	46,687	26,571,906
Microchip Technology, Inc.	89,875	13,794,914
Micron Technology, Inc.	368,660	26,167,487
Monolithic Power Systems, Inc.	14,172	6,868,885
NVIDIA Corp.	817,111	169,272,715
NXP Semiconductors NV	87,305	17,100,430
Qorvo, Inc. (a)	37,160	6,212,780
QUALCOMM, Inc.	369,895	47,709,057
Skyworks Solutions, Inc.	54,266	8,941,952
Teradyne, Inc.	54,134	5,909,809
Texas Instruments, Inc.	303,407	58,317,860
Xilinx, Inc.	81,172	12,256,160
		667,391,207
SOFTWARE — 9.3%
Adobe, Inc. (a)	156,161	89,905,011
ANSYS, Inc. (a)	28,979	9,865,900
Autodesk, Inc. (a)	72,321	20,623,780
Cadence Design Systems, Inc. (a)	91,124	13,799,819
Ceridian HCM Holding, Inc. (a)	44,262	4,984,786
Citrix Systems, Inc.	40,740	4,374,254
Fortinet, Inc. (a)	44,493	12,993,736
Intuit, Inc.	89,643	48,363,295
Microsoft Corp.	2,464,042	694,662,721
NortonLifeLock, Inc.	195,718	4,951,665
Oracle Corp.	540,169	47,064,925
Paycom Software, Inc. (a)	16,013	7,938,445
PTC, Inc. (a)	34,567	4,140,781
salesforce.com, Inc. (a)	318,957	86,507,517
ServiceNow, Inc. (a)	65,122	40,523,467
Synopsys, Inc. (a)	49,999	14,970,201
Tyler Technologies, Inc. (a)	13,510	6,196,361
		1,111,866,664
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	22,009	4,597,460
AutoZone, Inc. (a)	6,897	11,711,037
Bath & Body Works, Inc.	86,794	5,470,626
Best Buy Co., Inc.	73,168	7,734,589
CarMax, Inc. (a)	53,406	6,833,832
Gap, Inc. (b)	69,374	1,574,790
Home Depot, Inc.	348,649	114,447,521
Lowe's Cos., Inc.	231,800	47,022,948

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	22,602	$13,811,178
Ross Stores, Inc.	117,373	12,776,051
TJX Cos., Inc.	397,249	26,210,489
Tractor Supply Co.	37,890	7,676,893
Ulta Beauty, Inc. (a)	18,080	6,525,433
		266,392,847
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	5,148,933	728,574,019
Hewlett Packard Enterprise Co.	436,107	6,214,525
HP, Inc.	395,944	10,833,028
NetApp, Inc.	72,868	6,540,632
Seagate Technology Holdings PLC	66,666	5,501,278
Western Digital Corp. (a)	102,719	5,797,460
		763,460,942
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	117,705	2,019,818
NIKE, Inc. Class B	419,020	60,854,275
PVH Corp. (a)	24,123	2,479,603
Ralph Lauren Corp.	15,860	1,761,094
Tapestry, Inc.	93,634	3,466,331
Under Armour, Inc. Class A (a)	63,666	1,284,780
Under Armour, Inc. Class C (a) (b)	65,522	1,147,945
VF Corp.	105,675	7,079,168
		80,093,014
TOBACCO — 0.6%
Altria Group, Inc.	604,668	27,524,487
Philip Morris International, Inc.	510,988	48,436,553
		75,961,040
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	189,404	9,775,140
United Rentals, Inc. (a)	23,728	8,326,867
W.W. Grainger, Inc.	14,498	5,698,584
		23,800,591
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	60,288	$10,191,083
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	193,223	24,686,170
TOTAL COMMON STOCKS (Cost $9,814,188,834)		11,986,000,948
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	4,064,736	4,065,548
State Street Navigator Securities Lending Portfolio II (c) (g)	12,521,845	12,521,845
TOTAL SHORT-TERM INVESTMENTS (Cost $16,587,394)		16,587,393
TOTAL INVESTMENTS — 100.0% (Cost $9,830,776,228)		12,002,588,341
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(4,321,036)
NET ASSETS — 100.0%		$11,998,267,305
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	12/17/2021	$10,728,999	$10,314,600	$(414,399)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,986,000,948	$—	$—	$11,986,000,948
Short-Term Investments	16,587,393	—	—	16,587,393
TOTAL INVESTMENTS	$12,002,588,341	$—	$—	$12,002,588,341
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(414,399)	—	—	(414,399)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(414,399)	$—	$—	$(414,399)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	103,137	$8,486,112	$1,871,329	$413,074	$30,363	$179,724	119,859	$10,154,454	$68,134
State Street Institutional Liquid Reserves Fund, Premier Class	10,105,434	10,108,466	78,853,247	84,894,766	(1,297)	(102)	4,064,736	4,065,548	1,296
State Street Navigator Securities Lending Portfolio II	9,169,527	9,169,527	151,425,247	148,072,929	—	—	12,521,845	12,521,845	12,858
Total		$27,764,105	$232,149,823	$233,380,769	$29,066	$179,622		$26,741,847	$82,288
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.4%
L3Harris Technologies, Inc.	78,618	$17,314,829
Lockheed Martin Corp.	78,201	26,987,165
TransDigm Group, Inc. (a)	21,611	13,497,582
		57,799,576
AIR FREIGHT & LOGISTICS — 0.7%
Expeditors International of Washington, Inc.	75,756	9,024,812
FedEx Corp.	108,327	23,755,028
United Parcel Service, Inc. Class B	349,974	63,730,266
		96,510,106
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	124,360	18,525,909
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	556,926	431,884,974
BANKS — 0.3%
First Republic Bank	64,342	12,410,285
SVB Financial Group (a)	40,175	25,988,404
		38,398,689
BEVERAGES — 1.0%
Brown-Forman Corp. Class B	63,856	4,278,991
Coca-Cola Co.	933,280	48,969,202
Monster Beverage Corp. (a)	256,451	22,780,542
PepsiCo, Inc.	398,379	59,920,185
		135,948,920
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	897,633	96,827,672
Amgen, Inc.	194,868	41,438,680
Biogen, Inc. (a)	54,209	15,340,605
Incyte Corp. (a)	81,830	5,628,267
Moderna, Inc. (a)	139,801	53,803,813
Regeneron Pharmaceuticals, Inc. (a)	72,179	43,681,287
Vertex Pharmaceuticals, Inc. (a)	178,095	32,304,652
		289,024,976
BUILDING PRODUCTS — 0.3%
Allegion PLC	26,746	3,535,286
Carrier Global Corp.	381,056	19,723,459
Fortune Brands Home & Security, Inc.	53,934	4,822,778
Masco Corp.	74,635	4,145,974
Trane Technologies PLC	75,010	12,950,477
		45,177,974
CAPITAL MARKETS — 1.9%
BlackRock, Inc.	68,570	57,506,916
Cboe Global Markets, Inc.	37,318	4,622,207
Intercontinental Exchange, Inc.	208,697	23,962,590
MarketAxess Holdings, Inc.	26,174	11,011,140
Moody's Corp.	80,217	28,485,859
MSCI, Inc.	56,630	34,450,294
Security Description	Shares	Value
Nasdaq, Inc.	52,004	$10,037,812
S&P Global, Inc.	165,453	70,299,325
T Rowe Price Group, Inc.	93,435	18,378,665
		258,754,808
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	69,834	17,885,186
Albemarle Corp.	80,617	17,652,704
Dow, Inc.	250,792	14,435,588
Ecolab, Inc.	78,525	16,381,885
FMC Corp.	88,290	8,083,832
Linde PLC	205,557	60,306,313
Sherwin-Williams Co.	113,898	31,860,688
		166,606,196
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	39,746	15,129,712
Copart, Inc. (a)	143,835	19,952,791
Rollins, Inc.	154,355	5,453,362
Waste Management, Inc.	103,618	15,476,385
		56,012,250
COMMUNICATIONS EQUIPMENT — 0.2%
Arista Networks, Inc. (a)	37,863	13,011,241
F5 Networks, Inc. (a)	18,648	3,706,850
Motorola Solutions, Inc.	52,326	12,156,376
		28,874,467
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	56,168	6,393,042
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	38,865	6,574,403
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	23,820	4,935,742
Ball Corp.	143,512	12,911,775
Sealed Air Corp.	67,952	3,723,090
		21,570,607
DISTRIBUTORS — 0.1%
Pool Corp.	27,432	11,916,735
ELECTRIC UTILITIES — 0.4%
NextEra Energy, Inc.	578,912	45,456,170
NRG Energy, Inc.	101,036	4,125,300
		49,581,470
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	77,787	9,646,366
Emerson Electric Co.	164,154	15,463,307
Generac Holdings, Inc. (a)	43,240	17,670,891
Rockwell Automation, Inc.	44,509	13,087,426
		55,867,990
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	254,658	18,648,605
CDW Corp.	41,513	7,556,196
Corning, Inc.	248,042	9,051,053
IPG Photonics Corp. (a)	11,089	1,756,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	72,120	$11,848,595
TE Connectivity, Ltd.	85,585	11,743,974
Teledyne Technologies, Inc. (a)	15,863	6,814,427
Trimble, Inc. (a)	172,741	14,207,947
Zebra Technologies Corp. Class A (a)	26,880	13,854,490
		95,481,785
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	316,553	24,498,037
Electronic Arts, Inc.	105,469	15,002,965
Netflix, Inc. (a)	303,817	185,431,668
Take-Two Interactive Software, Inc. (a)	79,656	12,272,600
		237,205,270
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp. REIT	159,341	42,290,695
Crown Castle International Corp. REIT	178,041	30,858,066
Duke Realty Corp. REIT	106,662	5,105,910
Equinix, Inc. REIT	35,815	28,298,506
Extra Space Storage, Inc. REIT	44,061	7,401,807
Public Storage REIT	44,921	13,346,029
SBA Communications Corp. REIT	48,824	16,139,750
		143,440,763
FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	160,876	72,289,631
FOOD PRODUCTS — 0.1%
Hershey Co.	41,615	7,043,339
Lamb Weston Holdings, Inc.	36,724	2,253,752
McCormick & Co., Inc.	76,567	6,204,224
		15,501,315
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	717,906	84,806,236
ABIOMED, Inc. (a)	31,288	10,184,870
Align Technology, Inc. (a)	49,942	33,232,905
Cooper Cos., Inc.	13,804	5,705,331
Danaher Corp.	296,613	90,300,862
DexCom, Inc. (a)	66,377	36,298,926
Edwards Lifesciences Corp. (a)	243,820	27,602,862
Hologic, Inc. (a)	125,281	9,246,991
IDEXX Laboratories, Inc. (a)	58,381	36,307,144
Intuitive Surgical, Inc. (a)	57,030	56,696,374
ResMed, Inc.	99,816	26,306,507
STERIS PLC	38,488	7,862,329
Stryker Corp.	112,824	29,753,945
Teleflex, Inc.	15,080	5,678,374
West Pharmaceutical Services, Inc.	50,886	21,603,142
		481,586,798
HEALTH CARE PROVIDERS & SERVICES — 1.2%
DaVita, Inc. (a)	46,003	5,348,309
Humana, Inc.	45,882	17,854,980
Security Description	Shares	Value
UnitedHealth Group, Inc.	336,488	$131,479,321
		154,682,610
HEALTH CARE TECHNOLOGY — 0.0% (b)
Cerner Corp.	87,161	6,146,594
HOTELS, RESTAURANTS & LEISURE — 1.6%
Booking Holdings, Inc. (a)	10,697	25,393,287
Caesars Entertainment, Inc. (a)	83,680	9,395,590
Chipotle Mexican Grill, Inc. (a)	19,276	35,034,515
Domino's Pizza, Inc.	25,325	12,079,012
Expedia Group, Inc. (a)	34,078	5,585,384
Hilton Worldwide Holdings, Inc. (a)	70,724	9,343,348
McDonald's Corp.	205,007	49,429,238
Penn National Gaming, Inc. (a)	62,010	4,493,245
Starbucks Corp.	469,434	51,783,265
Yum! Brands, Inc.	87,270	10,673,994
		213,210,878
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	134,169	11,266,171
Garmin, Ltd.	58,675	9,121,616
PulteGroup, Inc.	90,784	4,168,801
		24,556,588
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	113,711	9,389,117
Clorox Co.	56,486	9,354,647
Colgate-Palmolive Co.	300,989	22,748,749
Kimberly-Clark Corp.	87,782	11,625,848
Procter & Gamble Co.	799,684	111,795,823
		164,914,184
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	177,010	4,041,138
INDUSTRIAL CONGLOMERATES — 0.1%
Roper Technologies, Inc.	38,975	17,387,917
INSURANCE — 0.7%
Aon PLC Class A	80,547	23,017,916
Arthur J Gallagher & Co.	60,823	9,041,339
Brown & Brown, Inc.	160,416	8,895,067
Marsh & McLennan Cos., Inc.	170,419	25,806,549
Progressive Corp.	257,033	23,233,213
		89,994,084
INTERACTIVE MEDIA & SERVICES — 12.4%
Alphabet, Inc. Class A (a)	206,701	552,619,257
Alphabet, Inc. Class C (a)	193,331	515,287,047
Facebook, Inc. Class A (a)	1,636,153	555,293,967
Match Group, Inc. (a)	134,924	21,181,719
Twitter, Inc. (a)	547,743	33,078,200
		1,677,460,190
INTERNET & DIRECT MARKETING RETAIL — 7.6%
Amazon.com, Inc. (a)	298,945	982,046,283
eBay, Inc.	447,796	31,197,947

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	86,884	$18,068,397
		1,031,312,627
IT SERVICES — 5.3%
Accenture PLC Class A	243,711	77,968,023
Akamai Technologies, Inc. (a)	71,519	7,480,172
Automatic Data Processing, Inc.	139,416	27,872,047
Broadridge Financial Solutions, Inc.	39,910	6,650,602
Cognizant Technology Solutions Corp. Class A	183,916	13,648,406
Fiserv, Inc. (a)	278,127	30,176,780
FleetCor Technologies, Inc. (a)	24,362	6,365,060
Gartner, Inc. (a)	30,497	9,267,428
Jack Henry & Associates, Inc.	24,950	4,093,297
Mastercard, Inc. Class A	406,545	141,347,566
Paychex, Inc.	116,491	13,099,413
PayPal Holdings, Inc. (a)	806,456	209,847,916
VeriSign, Inc. (a)	27,990	5,738,230
Visa, Inc. Class A (c)	695,002	154,811,695
		708,366,635
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Agilent Technologies, Inc.	149,956	23,622,569
Bio-Rad Laboratories, Inc. Class A (a)	14,768	11,016,190
Bio-Techne Corp.	26,736	12,955,463
Charles River Laboratories International, Inc. (a)	34,316	14,161,184
Illumina, Inc. (a)	50,523	20,492,634
IQVIA Holdings, Inc. (a)	84,199	20,169,028
Mettler-Toledo International, Inc. (a)	15,841	21,818,760
PerkinElmer, Inc.	76,971	13,338,305
Thermo Fisher Scientific, Inc.	270,035	154,279,096
Waters Corp. (a)	23,145	8,269,708
		300,122,937
MACHINERY — 1.1%
Caterpillar, Inc.	176,592	33,900,366
Cummins, Inc.	42,437	9,529,653
Deere & Co.	146,135	48,965,454
IDEX Corp.	23,412	4,845,113
Illinois Tool Works, Inc.	86,496	17,872,669
Otis Worldwide Corp.	152,377	12,537,580
Parker-Hannifin Corp.	46,392	12,972,131
Xylem, Inc.	56,865	7,033,063
		147,656,029
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	87,004	63,300,630
Comcast Corp. Class A	1,383,164	77,360,363
		140,660,993
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	624,745	20,322,955
Security Description	Shares	Value
Newmont Corp.	301,652	$16,379,703
		36,702,658
MULTILINE RETAIL — 0.6%
Dollar General Corp.	162,099	34,387,682
Target Corp.	224,091	51,265,298
		85,652,980
OIL, GAS & CONSUMABLE FUELS — 0.1%
Hess Corp.	101,458	7,924,884
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	89,153	26,739,659
PHARMACEUTICALS — 2.7%
Bristol-Myers Squibb Co.	793,139	46,930,035
Catalent, Inc. (a)	116,024	15,439,314
Eli Lilly & Co.	332,383	76,797,092
Johnson & Johnson	722,726	116,720,249
Merck & Co., Inc.	834,006	62,642,191
Organon & Co.	84,236	2,762,098
Zoetis, Inc.	237,537	46,115,433
		367,406,412
PROFESSIONAL SERVICES — 0.5%
Equifax, Inc.	41,826	10,599,545
IHS Markit, Ltd.	177,852	20,741,100
Jacobs Engineering Group, Inc.	56,006	7,422,475
Verisk Analytics, Inc.	110,807	22,191,318
		60,954,438
ROAD & RAIL — 0.9%
CSX Corp.	804,672	23,930,945
JB Hunt Transport Services, Inc.	34,363	5,746,181
Kansas City Southern	31,788	8,603,105
Norfolk Southern Corp.	76,281	18,250,229
Old Dominion Freight Line, Inc.	64,442	18,429,123
Union Pacific Corp.	214,865	42,115,689
		117,075,272
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Advanced Micro Devices, Inc. (a)	832,551	85,669,498
Analog Devices, Inc.	158,743	26,586,278
Applied Materials, Inc.	627,360	80,760,053
Broadcom, Inc.	191,572	92,899,010
Enphase Energy, Inc. (a)	92,441	13,863,377
KLA Corp.	104,842	35,070,697
Lam Research Corp.	97,799	55,662,301
Microchip Technology, Inc.	135,418	20,785,309
Monolithic Power Systems, Inc.	29,530	14,312,600
NVIDIA Corp.	1,710,450	354,336,822
NXP Semiconductors NV	9,548	1,870,167
Qorvo, Inc. (a)	76,300	12,756,597
QUALCOMM, Inc.	774,176	99,853,220
Skyworks Solutions, Inc.	59,250	9,763,215
Teradyne, Inc.	113,250	12,363,502
Texas Instruments, Inc.	335,793	64,542,773

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Xilinx, Inc.	170,715	$25,776,258
		1,006,871,677
SOFTWARE — 16.8%
Adobe, Inc. (a)	326,904	188,205,171
ANSYS, Inc. (a)	60,257	20,514,496
Autodesk, Inc. (a)	151,006	43,062,381
Cadence Design Systems, Inc. (a)	189,946	28,765,422
Ceridian HCM Holding, Inc. (a)	54,566	6,145,223
Citrix Systems, Inc.	55,839	5,995,433
Fortinet, Inc. (a)	93,060	27,177,242
Intuit, Inc.	187,527	101,172,692
Microsoft Corp.	5,158,021	1,454,149,280
Oracle Corp.	621,782	54,175,866
Paycom Software, Inc. (a)	32,953	16,336,450
PTC, Inc. (a)	72,715	8,710,530
salesforce.com, Inc. (a)	666,919	180,881,771
ServiceNow, Inc. (a)	135,972	84,611,296
Synopsys, Inc. (a)	104,687	31,344,335
Tyler Technologies, Inc. (a)	27,994	12,839,448
		2,264,087,036
SPECIALTY RETAIL — 2.3%
AutoZone, Inc. (a)	8,218	13,954,082
Bath & Body Works, Inc.	101,786	6,415,571
Best Buy Co., Inc.	75,976	8,031,423
Home Depot, Inc.	525,406	172,469,773
Lowe's Cos., Inc.	344,417	69,868,433
O'Reilly Automotive, Inc. (a)	32,161	19,652,301
Tractor Supply Co.	78,465	15,897,794
Ulta Beauty, Inc. (a)	19,106	6,895,737
		313,185,114
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.3%
Apple, Inc.	10,778,545	1,525,164,117
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	561,478	81,543,450
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	295,914	$15,272,122
United Rentals, Inc. (a)	49,673	17,431,746
W.W. Grainger, Inc.	18,236	7,167,842
		39,871,710
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	62,645	10,589,511
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	277,795	35,491,089
TOTAL COMMON STOCKS (Cost $10,664,852,051)		13,480,702,065
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e) (Cost $5,002,160)	5,001,159	5,002,160
TOTAL INVESTMENTS — 100.0% (Cost $10,669,854,211)		13,485,704,225
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		2,663,548
NET ASSETS — 100.0%		$13,488,367,773
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,480,702,065	$—	$—	$13,480,702,065
Short-Term Investment	5,002,160	—	—	5,002,160
TOTAL INVESTMENTS	$13,485,704,225	$—	$—	$13,485,704,225
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,554,231	$4,555,597	$45,538,234	$45,090,991	$(680)	$—	5,001,159	$5,002,160	$764
State Street Navigator Securities Lending Portfolio II	—	—	16,516,648	16,516,648	—	—	—	—	239
Total		$4,555,597	$62,054,882	$61,607,639	$(680)	$—		$5,002,160	$1,003
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BANKS — 12.7%
Citizens Financial Group, Inc.	1,367,615	$64,250,553
Comerica, Inc.	890,325	71,671,163
Huntington Bancshares, Inc.	4,317,566	66,749,570
KeyCorp.	3,124,061	67,542,199
M&T Bank Corp.	461,328	68,894,724
People's United Financial, Inc.	3,910,164	68,310,565
Regions Financial Corp.	3,124,033	66,573,143
Truist Financial Corp.	1,095,639	64,259,227
US Bancorp	1,070,898	63,654,177
		601,905,321
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	504,871	54,460,435
Gilead Sciences, Inc.	864,482	60,384,067
		114,844,502
CAPITAL MARKETS — 1.3%
Franklin Resources, Inc.	2,036,517	60,525,285
CHEMICALS — 2.4%
Dow, Inc.	992,700	57,139,812
LyondellBasell Industries NV Class A	617,721	57,973,116
		115,112,928
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	5,280,393	61,199,755
International Paper Co.	1,027,347	57,449,244
		118,648,999
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	2,119,704	57,253,205
Lumen Technologies, Inc. (a)	4,724,327	58,534,411
Verizon Communications, Inc.	1,067,762	57,669,826
		173,457,442
ELECTRIC UTILITIES — 12.1%
American Electric Power Co., Inc.	693,971	56,336,566
Duke Energy Corp.	571,177	55,741,163
Edison International	1,061,172	58,863,211
Entergy Corp.	580,736	57,672,892
Evergy, Inc.	916,870	57,029,314
Exelon Corp.	1,282,647	62,003,156
FirstEnergy Corp.	1,551,047	55,248,294
Pinnacle West Capital Corp.	705,747	51,067,853
PPL Corp.	2,111,388	58,865,498
Southern Co.	934,326	57,900,182
		570,728,129
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes Co.	2,952,453	73,014,163
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 15.9%
AvalonBay Communities, Inc. REIT	262,863	58,260,955
Boston Properties, Inc. REIT	519,289	56,264,963
Security Description	Shares	Value
Equity Residential REIT	703,455	$56,923,579
Federal Realty Investment Trust REIT	511,755	60,381,972
Healthpeak Properties, Inc. REIT	1,645,100	55,077,948
Iron Mountain, Inc. REIT	1,374,264	59,711,771
Kimco Realty Corp. REIT	2,867,346	59,497,429
Realty Income Corp. REIT	846,592	54,909,957
Regency Centers Corp. REIT	917,318	61,763,021
Simon Property Group, Inc. REIT	480,578	62,460,723
Ventas, Inc. REIT	997,012	55,045,033
Vornado Realty Trust REIT (a)	1,355,491	56,944,177
Welltower, Inc. REIT	679,866	56,020,958
		753,262,486
FOOD & STAPLES RETAILING — 1.3%
Walgreens Boots Alliance, Inc.	1,282,354	60,334,756
FOOD PRODUCTS — 3.7%
General Mills, Inc.	1,004,556	60,092,540
Kellogg Co.	940,692	60,129,032
Kraft Heinz Co.	1,521,428	56,018,979
		176,240,551
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	1,007,958	49,853,603
HOUSEHOLD DURABLES — 2.2%
Leggett & Platt, Inc.	1,231,307	55,211,806
Newell Brands, Inc.	2,183,240	48,336,933
		103,548,739
HOUSEHOLD PRODUCTS — 1.2%
Kimberly-Clark Corp.	439,800	58,247,112
INSURANCE — 4.0%
MetLife, Inc.	1,035,369	63,913,329
Principal Financial Group, Inc.	959,458	61,789,095
Prudential Financial, Inc.	599,680	63,086,336
		188,788,760
IT SERVICES — 2.3%
International Business Machines Corp.	421,798	58,600,396
Western Union Co.	2,569,672	51,958,768
		110,559,164
MEDIA — 2.6%
Interpublic Group of Cos., Inc.	1,690,824	62,002,516
Omnicom Group, Inc.	825,341	59,804,209
		121,806,725
METALS & MINING — 1.2%
Newmont Corp.	992,681	53,902,578
MULTI-UTILITIES — 4.9%
Consolidated Edison, Inc.	804,349	58,387,694
Dominion Energy, Inc.	792,178	57,844,838
NiSource, Inc.	2,366,875	57,349,381

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	974,686	$59,358,377
		232,940,290
OIL, GAS & CONSUMABLE FUELS — 10.6%
Chevron Corp.	603,540	61,229,133
Exxon Mobil Corp.	1,046,114	61,532,426
Kinder Morgan, Inc.	3,435,129	57,469,708
Marathon Petroleum Corp.	1,116,808	69,029,903
ONEOK, Inc.	1,126,892	65,348,467
Phillips 66	826,802	57,900,944
Valero Energy Corp.	936,548	66,092,192
Williams Cos., Inc.	2,372,494	61,542,494
		500,145,267
PHARMACEUTICALS — 2.5%
Merck & Co., Inc.	769,550	57,800,901
Pfizer, Inc.	1,431,633	61,574,535
		119,375,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Broadcom, Inc.	123,398	59,839,392
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Hewlett Packard Enterprise Co.	4,231,885	60,304,361
Seagate Technology Holdings PLC	697,999	57,598,878
		117,903,239
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Hanesbrands, Inc.	3,307,632	56,758,965
TOBACCO — 2.4%
Altria Group, Inc.	1,256,410	57,191,783
Philip Morris International, Inc.	606,412	57,481,794
		114,673,577
TOTAL COMMON STOCKS (Cost $4,418,917,051)		4,706,417,409
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c)	7,117,069	$7,118,493
State Street Navigator Securities Lending Portfolio II (d) (e)	12,582,092	12,582,092
TOTAL SHORT-TERM INVESTMENTS (Cost $19,700,585)		19,700,585
TOTAL INVESTMENTS — 100.0% (Cost $4,438,617,636)		4,726,117,994
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		441,983
NET ASSETS — 100.0%		$4,726,559,977
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,706,417,409	$—	$—	$4,706,417,409
Short-Term Investments	19,700,585	—	—	19,700,585
TOTAL INVESTMENTS	$4,726,117,994	$—	$—	$4,726,117,994
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,335,393	$9,338,193	$84,300,828	$86,520,280	$(174)	$(74)	7,117,069	$7,118,493	$4,014
State Street Navigator Securities Lending Portfolio II	16,855,361	16,855,361	154,935,987	159,209,256	—	—	12,582,092	12,582,092	9,169
Total		$26,193,554	$239,236,815	$245,729,536	$(174)	$(74)		$19,700,585	$13,183
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co. (a)	397,746	$87,480,255
General Dynamics Corp.	165,481	32,439,241
Howmet Aerospace, Inc.	281,881	8,794,687
Huntington Ingalls Industries, Inc.	29,207	5,638,703
L3Harris Technologies, Inc.	63,670	14,022,681
Lockheed Martin Corp.	95,455	32,941,521
Northrop Grumman Corp.	108,118	38,938,698
Raytheon Technologies Corp.	1,090,128	93,707,403
Textron, Inc.	164,072	11,453,866
TransDigm Group, Inc. (a)	15,102	9,432,256
		334,849,311
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	96,520	8,397,240
Expeditors International of Washington, Inc.	43,149	5,140,341
FedEx Corp.	63,601	13,947,063
United Parcel Service, Inc. Class B	156,950	28,580,595
		56,065,239
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	88,859	5,207,137
American Airlines Group, Inc. (a)	461,149	9,462,777
Delta Air Lines, Inc. (a)	462,937	19,725,746
Southwest Airlines Co. (a)	425,741	21,895,860
United Airlines Holdings, Inc. (a)	233,662	11,115,301
		67,406,821
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	64,131	9,553,595
BorgWarner, Inc.	171,928	7,429,009
		16,982,604
AUTOMOBILES — 0.8%
Ford Motor Co. (a)	2,832,194	40,103,867
General Motors Co. (a)	1,049,541	55,321,306
		95,425,173
BANKS — 9.2%
Bank of America Corp.	5,353,394	227,251,575
Citigroup, Inc.	1,465,197	102,827,526
Citizens Financial Group, Inc.	308,598	14,497,934
Comerica, Inc.	100,364	8,079,302
Fifth Third Bancorp	499,361	21,192,881
First Republic Bank	60,058	11,583,987
Huntington Bancshares, Inc.	1,066,099	16,481,891
JPMorgan Chase & Co.	2,160,277	353,615,742
KeyCorp.	703,113	15,201,303
M&T Bank Corp.	93,023	13,892,055
People's United Financial, Inc.	306,903	5,361,595
PNC Financial Services Group, Inc.	307,255	60,111,368
Regions Financial Corp.	694,370	14,797,025
Security Description	Shares	Value
Truist Financial Corp.	965,000	$56,597,250
US Bancorp	975,340	57,974,210
Wells Fargo & Co.	2,968,725	137,778,527
Zions Bancorp NA	118,607	7,340,587
		1,124,584,758
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	66,847	4,479,418
Coca-Cola Co.	1,823,664	95,687,650
Constellation Brands, Inc. Class A	122,664	25,844,078
Molson Coors Beverage Co. Class B (b)	136,498	6,330,777
PepsiCo, Inc.	579,809	87,209,072
		219,550,995
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	332,409	35,856,959
Amgen, Inc.	205,253	43,647,050
Biogen, Inc. (a)	51,532	14,583,041
Gilead Sciences, Inc.	906,231	63,300,235
Incyte Corp. (a)	49,816	3,426,345
Moderna, Inc. (a)	106,598	41,025,306
		201,838,936
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	98,561	6,019,120
Allegion PLC	38,262	5,057,471
Carrier Global Corp.	225,776	11,686,166
Fortune Brands Home & Security, Inc.	43,339	3,875,373
Johnson Controls International PLC	514,932	35,056,571
Masco Corp.	103,541	5,751,703
Trane Technologies PLC	93,585	16,157,450
		83,603,854
CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	82,181	21,705,646
Bank of New York Mellon Corp.	574,113	29,762,018
BlackRock, Inc.	30,716	25,760,281
Cboe Global Markets, Inc.	38,062	4,714,359
Charles Schwab Corp.	1,085,132	79,041,015
CME Group, Inc.	259,876	50,254,821
Franklin Resources, Inc.	196,832	5,849,847
Goldman Sachs Group, Inc.	243,677	92,117,216
Intercontinental Exchange, Inc.	187,364	21,513,135
Invesco, Ltd.	246,779	5,949,842
Moody's Corp.	32,585	11,571,259
Morgan Stanley	1,055,172	102,678,787
Nasdaq, Inc.	29,671	5,727,096
Northern Trust Corp.	150,338	16,207,940
Raymond James Financial, Inc.	131,837	12,165,872
State Street Corp. (c)	264,284	22,390,141
T Rowe Price Group, Inc.	66,262	13,033,735
		520,443,010

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	86,578	$22,173,491
Celanese Corp.	80,333	12,101,363
CF Industries Holdings, Inc.	155,117	8,658,631
Corteva, Inc.	537,196	22,605,208
Dow, Inc.	273,988	15,770,749
DuPont de Nemours, Inc.	378,090	25,706,339
Eastman Chemical Co.	98,567	9,929,640
Ecolab, Inc.	96,927	20,220,911
International Flavors & Fragrances, Inc.	180,256	24,103,832
Linde PLC	156,784	45,997,290
LyondellBasell Industries NV Class A	186,491	17,502,180
Mosaic Co.	249,615	8,916,248
PPG Industries, Inc.	171,177	24,480,023
Sherwin-Williams Co.	54,093	15,131,435
		273,297,340
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	21,731	8,272,122
Republic Services, Inc.	151,977	18,246,359
Waste Management, Inc.	171,105	25,556,243
		52,074,724
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	3,048,393	165,924,031
F5 Networks, Inc. (a)	24,940	4,957,573
Juniper Networks, Inc.	238,125	6,553,200
Motorola Solutions, Inc.	67,647	15,715,751
		193,150,555
CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc.	42,631	4,852,260
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	44,839	15,320,589
Vulcan Materials Co.	55,793	9,437,944
		24,758,533
CONSUMER FINANCE — 1.4%
American Express Co.	465,185	77,932,443
Capital One Financial Corp.	322,536	52,241,156
Discover Financial Services	216,478	26,594,322
Synchrony Financial	411,867	20,132,059
		176,899,980
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,120,686	12,988,751
Avery Dennison Corp.	34,933	7,238,467
Ball Corp.	85,900	7,728,423
International Paper Co.	283,983	15,880,329
Packaging Corp. of America	68,593	9,427,422
Sealed Air Corp.	37,980	2,080,924
Westrock Co.	192,871	9,610,762
		64,955,078
DISTRIBUTORS — 0.2%
Genuine Parts Co.	104,141	12,625,013
Security Description	Shares	Value
LKQ Corp. (a)	195,455	$9,835,296
		22,460,309
DIVERSIFIED FINANCIAL SERVICES — 3.0%
Berkshire Hathaway, Inc. Class B (a)	1,340,113	365,770,442
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	5,161,332	139,407,577
Lumen Technologies, Inc.	714,231	8,849,322
Verizon Communications, Inc.	2,992,679	161,634,593
		309,891,492
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	180,817	10,122,136
American Electric Power Co., Inc.	361,007	29,306,548
Duke Energy Corp.	556,255	54,284,925
Edison International	274,114	15,205,104
Entergy Corp.	144,868	14,386,841
Evergy, Inc.	166,142	10,334,032
Eversource Energy	248,856	20,346,467
Exelon Corp.	707,489	34,200,018
FirstEnergy Corp.	392,746	13,989,613
NextEra Energy, Inc.	809,071	63,528,255
NRG Energy, Inc.	73,224	2,989,736
Pinnacle West Capital Corp.	81,361	5,887,282
PPL Corp.	556,046	15,502,562
Southern Co.	765,506	47,438,407
Xcel Energy, Inc.	389,654	24,353,375
		361,875,301
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	85,678	10,624,929
Eaton Corp. PLC	288,233	43,036,069
Emerson Electric Co.	260,615	24,549,933
Rockwell Automation, Inc.	37,115	10,913,295
		89,124,226
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	163,802	11,995,220
CDW Corp.	57,093	10,392,068
Corning, Inc.	297,580	10,858,694
IPG Photonics Corp. (a)	14,134	2,238,826
Keysight Technologies, Inc. (a)	57,993	9,527,670
TE Connectivity, Ltd.	147,627	20,257,377
Teledyne Technologies, Inc. (a)	16,988	7,297,705
Zebra Technologies Corp. Class A (a)	10,654	5,491,285
		78,058,845
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	598,945	14,811,910
Halliburton Co.	639,986	13,836,497
Schlumberger NV	1,008,440	29,890,162
		58,538,569

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	230,565	$17,843,425
Electronic Arts, Inc.	95,390	13,569,228
Live Nation Entertainment, Inc. (a) (b)	95,291	8,683,869
Walt Disney Co. (a)	1,314,273	222,335,563
		262,432,085
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.1%
Alexandria Real Estate Equities, Inc. REIT	99,064	18,928,158
American Tower Corp. REIT	161,176	42,777,722
AvalonBay Communities, Inc. REIT	100,748	22,329,787
Boston Properties, Inc. REIT	102,838	11,142,497
Crown Castle International Corp. REIT	125,064	21,676,092
Digital Realty Trust, Inc. REIT	203,937	29,458,700
Duke Realty Corp. REIT	160,576	7,686,773
Equinix, Inc. REIT	27,108	21,418,844
Equity Residential REIT	249,020	20,150,698
Essex Property Trust, Inc. REIT	47,047	15,042,808
Extra Space Storage, Inc. REIT	50,428	8,471,400
Federal Realty Investment Trust REIT	51,325	6,055,837
Healthpeak Properties, Inc. REIT	388,791	13,016,723
Host Hotels & Resorts, Inc. REIT (a)	509,580	8,321,441
Iron Mountain, Inc. REIT	207,742	9,026,390
Kimco Realty Corp. REIT	435,485	9,036,314
Mid-America Apartment Communities, Inc. REIT	82,307	15,370,832
Prologis, Inc. REIT	534,920	67,095,016
Public Storage REIT	62,890	18,684,619
Realty Income Corp. REIT	281,524	18,259,647
Regency Centers Corp. REIT	113,659	7,652,660
SBA Communications Corp. REIT	27,694	9,154,806
Simon Property Group, Inc. REIT	236,987	30,801,200
UDR, Inc. REIT	201,735	10,687,920
Ventas, Inc. REIT	270,289	14,922,656
Vornado Realty Trust REIT	113,107	4,751,625
Welltower, Inc. REIT	301,201	24,818,962
Weyerhaeuser Co. REIT	539,557	19,192,043
		505,932,170
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	150,372	67,569,658
Kroger Co.	491,542	19,873,043
Sysco Corp.	370,341	29,071,769
Walmart, Inc.	1,033,171	144,003,374
Walgreens Boots Alliance, Inc.	517,439	24,345,505
		284,863,349
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	404,520	24,275,245
Security Description	Shares	Value
Campbell Soup Co.	145,836	$6,097,403
Conagra Brands, Inc.	347,825	11,780,833
General Mills, Inc.	440,857	26,372,066
Hershey Co.	62,030	10,498,577
Hormel Foods Corp.	202,647	8,308,527
J.M. Smucker Co.	79,035	9,486,571
Kellogg Co.	183,715	11,743,063
Kraft Heinz Co.	486,490	17,912,562
Lamb Weston Holdings, Inc.	67,337	4,132,472
McCormick & Co., Inc.	100,471	8,141,165
Mondelez International, Inc. Class A	1,010,555	58,794,090
Tyson Foods, Inc. Class A	212,629	16,784,933
		214,327,507
GAS UTILITIES — 0.1%
Atmos Energy Corp.	94,379	8,324,228
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	526,251	62,166,031
Baxter International, Inc.	363,966	29,273,785
Becton Dickinson and Co.	207,607	51,033,953
Boston Scientific Corp. (a)	1,026,359	44,533,717
Cooper Cos., Inc.	20,949	8,658,431
Danaher Corp.	146,954	44,738,676
DENTSPLY SIRONA, Inc.	157,521	9,144,094
Edwards Lifesciences Corp. (a)	192,887	21,836,737
Hologic, Inc. (a)	51,385	3,792,727
Intuitive Surgical, Inc. (a)	25,653	25,502,930
Medtronic PLC	972,428	121,893,850
STERIS PLC	30,371	6,204,188
Stryker Corp.	123,698	32,621,636
Teleflex, Inc.	18,131	6,827,228
Zimmer Biomet Holdings, Inc.	150,973	22,096,408
		490,324,391
HEALTH CARE PROVIDERS & SERVICES — 4.1%
AmerisourceBergen Corp.	106,305	12,698,132
Anthem, Inc.	176,817	65,917,378
Cardinal Health, Inc.	212,257	10,498,231
Centene Corp. (a)	421,826	26,283,978
Cigna Corp.	245,854	49,210,137
CVS Health Corp.	952,473	80,826,859
HCA Healthcare, Inc.	178,221	43,257,801
Henry Schein, Inc. (a)	103,106	7,852,553
Humana, Inc.	44,877	17,463,885
Laboratory Corp. of America Holdings (a)	70,343	19,797,334
McKesson Corp.	111,798	22,290,285
Quest Diagnostics, Inc.	88,311	12,832,471
UnitedHealth Group, Inc.	327,365	127,914,600
Universal Health Services, Inc. Class B	56,174	7,772,796
		504,616,440
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	121,772	8,587,361

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.6%
Booking Holdings, Inc. (a)	18,431	$43,752,798
Caesars Entertainment, Inc. (a)	62,550	7,023,114
Carnival Corp. (a)	576,320	14,413,763
Darden Restaurants, Inc.	93,982	14,235,453
Expedia Group, Inc. (a)	65,427	10,723,485
Hilton Worldwide Holdings, Inc. (a)	126,340	16,690,777
Las Vegas Sands Corp. (a)	237,511	8,692,903
Marriott International, Inc. Class A (a)	197,816	29,294,571
McDonald's Corp.	324,067	78,135,794
MGM Resorts International	289,144	12,476,564
Norwegian Cruise Line Holdings, Ltd. (a) (b)	268,255	7,165,091
Penn National Gaming, Inc. (a)	42,715	3,095,129
Royal Caribbean Cruises, Ltd. (a) (b)	158,107	14,063,618
Starbucks Corp.	357,889	39,478,736
Wynn Resorts, Ltd. (a) (b)	75,380	6,388,455
Yum! Brands, Inc.	123,012	15,045,598
		320,675,849
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	95,255	7,998,562
Garmin, Ltd.	48,216	7,495,659
Leggett & Platt, Inc.	95,235	4,270,338
Lennar Corp. Class A	199,546	18,693,469
Mohawk Industries, Inc. (a)	40,435	7,173,169
Newell Brands, Inc.	273,634	6,058,257
NVR, Inc. (a)	2,420	11,601,674
PulteGroup, Inc.	94,655	4,346,558
Whirlpool Corp.	45,356	9,246,274
		76,883,960
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	57,555	4,752,316
Clorox Co.	30,473	5,046,634
Colgate-Palmolive Co.	293,862	22,210,090
Kimberly-Clark Corp.	151,181	20,022,412
Procter & Gamble Co.	912,578	127,578,404
		179,609,856
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	298,778	6,821,102
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	418,765	73,459,756
General Electric Co.	793,448	81,748,948
Honeywell International, Inc.	499,110	105,951,071
Roper Technologies, Inc.	35,062	15,642,210
		276,801,985
INSURANCE — 3.4%
Aflac, Inc.	446,110	23,255,714
Allstate Corp.	213,729	27,209,839
American International Group, Inc.	618,311	33,939,091
Security Description	Shares	Value
Aon PLC Class A	78,484	$22,428,373
Arthur J Gallagher & Co.	84,176	12,512,762
Assurant, Inc.	43,772	6,905,033
Chubb, Ltd.	317,167	55,022,131
Cincinnati Financial Corp.	107,641	12,294,755
Everest Re Group, Ltd.	29,069	7,289,924
Globe Life, Inc.	68,154	6,067,751
Hartford Financial Services Group, Inc.	250,978	17,631,204
Lincoln National Corp.	131,265	9,024,469
Loews Corp.	146,938	7,924,366
Marsh & McLennan Cos., Inc.	187,110	28,334,067
MetLife, Inc.	526,557	32,504,364
Principal Financial Group, Inc.	183,297	11,804,327
Progressive Corp.	152,211	13,758,352
Prudential Financial, Inc.	279,599	29,413,815
Travelers Cos., Inc.	181,817	27,638,002
Willis Towers Watson PLC	93,446	21,722,457
WR Berkley Corp.	101,272	7,411,085
		414,091,881
INTERACTIVE MEDIA & SERVICES — 0.1%
Match Group, Inc. (a)	58,061	9,114,996
IT SERVICES — 4.5%
Accenture PLC Class A	201,987	64,619,681
Akamai Technologies, Inc. (a)	42,799	4,476,347
Automatic Data Processing, Inc.	160,204	32,027,984
Broadridge Financial Solutions, Inc.	42,389	7,063,703
Cognizant Technology Solutions Corp. Class A	186,658	13,851,890
DXC Technology Co. (a)	183,734	6,175,300
Fidelity National Information Services, Inc.	446,505	54,330,728
Fiserv, Inc. (a)	137,516	14,920,486
FleetCor Technologies, Inc. (a)	34,122	8,915,055
Gartner, Inc. (a)	28,485	8,656,022
Global Payments, Inc.	213,060	33,573,995
International Business Machines Corp.	646,015	89,750,864
Jack Henry & Associates, Inc.	28,806	4,725,912
Mastercard, Inc. Class A	202,307	70,338,098
Paychex, Inc.	108,224	12,169,789
VeriSign, Inc. (a)	41,709	8,550,762
Visa, Inc. Class A	489,170	108,962,618
Western Union Co.	296,769	6,000,669
		549,109,903
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	92,649	8,266,144
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	62,110	9,784,188
Illumina, Inc. (a)	52,797	21,414,991
IQVIA Holdings, Inc. (a)	49,952	11,965,502
Waters Corp. (a)	20,049	7,163,508
		50,328,189

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MACHINERY — 2.1%
Caterpillar, Inc.	209,796	$40,274,538
Cummins, Inc.	59,142	13,280,928
Deere & Co.	51,312	17,193,112
Dover Corp.	103,609	16,111,200
Fortive Corp.	259,083	18,283,487
IDEX Corp.	30,435	6,298,523
Illinois Tool Works, Inc.	116,323	24,035,821
Ingersoll Rand, Inc. (a)	292,888	14,764,484
Otis Worldwide Corp.	148,087	12,184,598
PACCAR, Inc.	250,380	19,759,990
Parker-Hannifin Corp.	44,518	12,448,123
Pentair PLC	119,822	8,702,672
Snap-on, Inc.	39,071	8,163,885
Stanley Black & Decker, Inc.	116,935	20,499,875
Westinghouse Air Brake Technologies Corp.	136,681	11,783,269
Xylem, Inc.	69,847	8,638,677
		252,423,182
MEDIA — 1.5%
Comcast Corp. Class A	1,857,794	103,906,418
Discovery, Inc. Class A (a) (b)	122,693	3,113,948
Discovery, Inc. Class C (a)	217,061	5,268,070
DISH Network Corp. Class A (a) (b)	179,300	7,792,378
Fox Corp. Class A	240,233	9,635,746
Fox Corp. Class B	111,997	4,157,329
Interpublic Group of Cos., Inc.	281,807	10,333,863
News Corp. Class A	282,276	6,641,954
News Corp. Class B	87,864	2,041,081
Omnicom Group, Inc.	155,676	11,280,283
ViacomCBS, Inc. Class B	437,453	17,283,768
		181,454,838
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	403,492	13,125,595
Newmont Corp.	261,258	14,186,309
Nucor Corp.	212,347	20,914,056
		48,225,960
MULTI-UTILITIES — 1.6%
Ameren Corp.	185,033	14,987,673
CenterPoint Energy, Inc.	419,369	10,316,477
CMS Energy Corp.	208,409	12,448,270
Consolidated Edison, Inc.	255,505	18,547,108
Dominion Energy, Inc.	583,238	42,588,039
DTE Energy Co.	139,360	15,567,906
NiSource, Inc.	282,587	6,847,083
Public Service Enterprise Group, Inc.	364,044	22,170,280
Sempra Energy	227,451	28,772,551
WEC Energy Group, Inc.	227,136	20,033,395
		192,278,782
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (a)	168,077	16,088,330
Security Description	Shares	Value
Target Corp.	121,576	$27,812,942
		43,901,272
OIL, GAS & CONSUMABLE FUELS — 5.4%
APA Corp.	273,588	5,862,991
Cabot Oil & Gas Corp.	287,994	6,266,749
Chevron Corp.	1,397,130	141,738,839
ConocoPhillips	968,075	65,606,443
Devon Energy Corp.	455,208	16,164,436
Diamondback Energy, Inc.	123,012	11,645,546
EOG Resources, Inc.	422,436	33,908,938
Exxon Mobil Corp.	3,060,255	180,004,199
Hess Corp.	93,155	7,276,337
Kinder Morgan, Inc.	1,404,410	23,495,779
Marathon Oil Corp.	570,736	7,801,961
Marathon Petroleum Corp.	460,941	28,490,763
Occidental Petroleum Corp.	641,231	18,967,613
ONEOK, Inc.	321,308	18,632,651
Phillips 66	316,880	22,191,106
Pioneer Natural Resources Co.	164,027	27,312,136
Valero Energy Corp.	294,721	20,798,461
Williams Cos., Inc.	875,907	22,721,028
		658,885,976
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	73,724	22,112,039
PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb Co.	771,066	45,623,975
Eli Lilly & Co.	224,682	51,912,776
Johnson & Johnson	1,142,979	184,591,108
Merck & Co., Inc.	952,015	71,505,847
Organon & Co.	94,915	3,112,263
Pfizer, Inc.	4,049,202	174,156,178
Viatris, Inc.	875,873	11,868,079
Zoetis, Inc.	92,455	17,949,214
		560,719,440
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	43,885	11,121,337
IHS Markit, Ltd.	100,894	11,766,258
Jacobs Engineering Group, Inc.	36,174	4,794,140
Leidos Holdings, Inc.	102,376	9,841,405
Nielsen Holdings PLC	257,553	4,942,442
Robert Half International, Inc.	82,065	8,233,582
		50,699,164
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	243,103	23,668,508
ROAD & RAIL — 0.9%
CSX Corp.	791,203	23,530,377
JB Hunt Transport Services, Inc.	24,816	4,149,732
Kansas City Southern	32,085	8,683,484
Norfolk Southern Corp.	98,257	23,507,987
Union Pacific Corp.	245,148	48,051,460
		107,923,040

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Analog Devices, Inc.	221,611	$37,115,410
Broadcom, Inc.	94,555	45,852,556
Intel Corp.	2,932,960	156,268,109
Microchip Technology, Inc.	55,561	8,528,058
Micron Technology, Inc.	810,160	57,505,157
NXP Semiconductors NV	181,721	35,593,692
Skyworks Solutions, Inc.	57,241	9,432,172
Texas Instruments, Inc.	313,553	60,268,022
		410,563,176
SOFTWARE — 0.5%
Ceridian HCM Holding, Inc. (a)	39,974	4,501,872
Citrix Systems, Inc.	31,165	3,346,186
NortonLifeLock, Inc.	417,355	10,559,081
Oracle Corp.	535,858	46,689,308
		65,096,447
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	47,442	9,910,159
AutoZone, Inc. (a)	6,877	11,677,077
Bath & Body Works, Inc.	84,523	5,327,485
Best Buy Co., Inc.	80,889	8,550,776
CarMax, Inc. (a)	118,263	15,132,934
Gap, Inc.	149,132	3,385,296
Home Depot, Inc.	215,009	70,578,854
Lowe's Cos., Inc.	148,135	30,050,666
O'Reilly Automotive, Inc. (a)	15,931	9,734,797
Ross Stores, Inc.	258,157	28,100,390
TJX Cos., Inc.	871,117	57,476,300
Ulta Beauty, Inc. (a)	19,971	7,207,933
		257,132,667
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Hewlett Packard Enterprise Co.	946,217	13,483,592
HP, Inc.	867,760	23,741,914
NetApp, Inc.	160,072	14,368,063
Seagate Technology Holdings PLC	151,419	12,495,096
Western Digital Corp. (a)	221,039	12,475,441
		76,564,106
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	251,272	4,311,827
NIKE, Inc. Class B	331,503	48,144,181
PVH Corp. (a)	50,972	5,239,412
Ralph Lauren Corp.	35,704	3,964,572
Tapestry, Inc.	200,400	7,418,808
Under Armour, Inc. Class A (a)	136,699	2,758,586
Under Armour, Inc. Class C (a)	140,500	2,461,560
Security Description	Shares	Value
VF Corp.	231,888	$15,534,177
		89,833,123
TOBACCO — 1.4%
Altria Group, Inc.	1,333,180	60,686,354
Philip Morris International, Inc.	1,127,686	106,893,356
		167,579,710
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	104,549	5,395,774
W.W. Grainger, Inc.	12,314	4,840,141
		10,235,915
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	65,335	11,044,228
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	131,474	16,797,118
TOTAL COMMON STOCKS (Cost $11,223,181,906)		12,214,708,442
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	10,707,759	10,709,901
State Street Navigator Securities Lending Portfolio II (c) (g)	9,037,749	9,037,749
TOTAL SHORT-TERM INVESTMENTS (Cost $19,747,650)		19,747,650
TOTAL INVESTMENTS — 100.0% (Cost $11,242,929,556)		12,234,456,092
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		3,742,401
NET ASSETS — 100.0%		$12,238,198,493
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,214,708,442	$—	$—	$12,214,708,442
Short-Term Investments	19,747,650	—	—	19,747,650
TOTAL INVESTMENTS	$12,234,456,092	$—	$—	$12,234,456,092
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	247,382	$20,354,591	$2,724,464	$1,220,030	$117,365	$413,751	264,284	$22,390,141	$150,786
State Street Institutional Liquid Reserves Fund, Premier Class	12,754,119	12,757,945	93,183,993	95,230,667	(1,370)	—	10,707,759	10,709,901	1,635
State Street Navigator Securities Lending Portfolio II	23,613,887	23,613,887	83,440,570	98,016,708	—	—	9,037,749	9,037,749	13,027
Total		$56,726,423	$179,349,027	$194,467,405	$115,995	$413,751		$42,137,791	$165,448
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	137,313	$4,453,060
Aerojet Rocketdyne Holdings, Inc.	302,940	13,193,037
AeroVironment, Inc. (a)	93,612	8,080,588
Kaman Corp.	111,241	3,967,966
Moog, Inc. Class A	118,868	9,061,308
National Presto Industries, Inc.	19,820	1,626,826
Park Aerospace Corp.	78,506	1,073,962
Triumph Group, Inc. (a)	262,371	4,887,972
		46,344,719
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	109,815	8,969,689
Echo Global Logistics, Inc. (a)	107,498	5,128,729
Forward Air Corp.	110,083	9,139,091
Hub Group, Inc. Class A (a)	137,101	9,425,694
		32,663,203
AIRLINES — 0.6%
Allegiant Travel Co. (a)	61,441	12,010,487
Hawaiian Holdings, Inc. (a)	204,928	4,438,740
SkyWest, Inc. (a)	204,720	10,100,885
		26,550,112
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	457,054	4,026,646
Cooper-Standard Holdings, Inc. (a)	69,476	1,522,219
Dorman Products, Inc. (a)	116,052	10,986,643
Gentherm, Inc. (a)	134,839	10,912,520
LCI Industries	102,701	13,826,635
Motorcar Parts of America, Inc. (a) (b)	78,358	1,527,981
Patrick Industries, Inc.	90,826	7,565,806
Standard Motor Products, Inc.	78,828	3,445,572
		53,814,022
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	136,522	9,891,019
BANKS — 10.2%
Allegiance Bancshares, Inc.	76,376	2,913,744
Ameris Bancorp	269,514	13,982,386
Banc of California, Inc.	184,497	3,411,350
BancFirst Corp.	77,223	4,642,647
Bancorp, Inc. (a)	231,686	5,896,409
BankUnited, Inc.	377,469	15,785,754
Banner Corp.	140,697	7,767,881
Berkshire Hills Bancorp, Inc.	199,140	5,372,797
Brookline Bancorp, Inc.	322,517	4,921,609
Cadence BanCorp	504,994	11,089,668
Central Pacific Financial Corp.	116,693	2,996,676
City Holding Co.	62,418	4,862,986
Columbia Banking System, Inc.	315,757	11,995,608
Security Description	Shares	Value
Community Bank System, Inc.	219,224	$14,999,306
Customers Bancorp, Inc. (a)	119,636	5,146,741
CVB Financial Corp.	516,646	10,524,079
Dime Community Bancshares, Inc.	136,817	4,468,443
Eagle Bancorp, Inc.	129,882	7,468,215
FB Financial Corp.	144,518	6,196,932
First BanCorp (c)	848,140	11,153,041
First BanCorp (c)	114,426	4,921,462
First Commonwealth Financial Corp.	386,825	5,272,425
First Financial Bancorp	389,669	9,122,151
First Hawaiian, Inc.	527,350	15,477,723
First Midwest Bancorp, Inc.	465,297	8,845,296
Great Western Bancorp, Inc.	223,358	7,312,741
Hanmi Financial Corp.	126,810	2,543,809
Heritage Financial Corp.	148,655	3,790,703
Hilltop Holdings, Inc.	254,239	8,305,988
Hope Bancorp, Inc.	497,247	7,180,247
Independent Bank Corp.	133,468	10,163,588
Independent Bank Group, Inc.	151,040	10,729,882
Investors Bancorp, Inc.	916,873	13,853,951
Lakeland Financial Corp.	102,206	7,281,155
National Bank Holdings Corp. Class A	127,019	5,141,729
NBT Bancorp, Inc.	175,716	6,346,862
OFG Bancorp	207,592	5,235,470
Old National Bancorp	673,369	11,413,605
Pacific Premier Bancorp, Inc.	384,950	15,952,328
Park National Corp.	58,842	7,175,782
Preferred Bank	56,067	3,738,548
Renasant Corp.	228,670	8,243,554
S&T Bancorp, Inc.	157,930	4,654,197
Seacoast Banking Corp. of Florida	224,148	7,578,444
ServisFirst Bancshares, Inc.	198,455	15,439,799
Simmons First National Corp. Class A	439,698	12,997,473
Southside Bancshares, Inc.	133,101	5,096,437
Tompkins Financial Corp.	48,026	3,885,784
Triumph Bancorp, Inc. (a)	95,947	9,607,173
Trustmark Corp.	254,433	8,197,831
United Community Banks, Inc.	351,089	11,522,741
Veritex Holdings, Inc.	200,573	7,894,553
Westamerica BanCorp	108,527	6,105,729
		426,625,432
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a) (b)	154,338	13,904,310
Coca-Cola Consolidated, Inc.	19,028	7,500,457
MGP Ingredients, Inc. (b)	50,866	3,311,377
National Beverage Corp. (b)	93,759	4,921,410
		29,637,554
BIOTECHNOLOGY — 2.0%
Anika Therapeutics, Inc. (a)	59,297	2,523,680

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	258,014	$4,146,285
Cytokinetics, Inc. (a)	337,884	12,075,974
Eagle Pharmaceuticals, Inc. (a)	46,035	2,567,832
Enanta Pharmaceuticals, Inc. (a)	72,147	4,098,671
Ligand Pharmaceuticals, Inc. (a)	67,476	9,400,756
Myriad Genetics, Inc. (a)	315,929	10,201,348
Organogenesis Holdings, Inc. (a)	256,150	3,647,576
REGENXBIO, Inc. (a)	152,415	6,389,237
Spectrum Pharmaceuticals, Inc. (a) (b)	667,447	1,455,035
uniQure NV (a) (b)	146,046	4,674,933
Vanda Pharmaceuticals, Inc. (a)	229,748	3,937,881
Vericel Corp. (a)	190,048	9,274,342
Xencor, Inc. (a) (b)	236,846	7,735,390
		82,128,940
BUILDING PRODUCTS — 1.8%
AAON, Inc.	169,005	11,042,787
American Woodmark Corp. (a)	68,230	4,460,195
Apogee Enterprises, Inc.	103,421	3,905,177
Gibraltar Industries, Inc. (a)	132,562	9,232,943
Griffon Corp.	193,592	4,762,363
Insteel Industries, Inc.	80,003	3,044,114
PGT Innovations, Inc. (a)	239,645	4,577,220
Quanex Building Products Corp.	138,451	2,964,236
Resideo Technologies, Inc. (a)	585,971	14,526,221
UFP Industries, Inc.	251,367	17,087,929
		75,603,185
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	65,031	3,839,430
Blucora, Inc. (a)	200,117	3,119,824
Brightsphere Investment Group, Inc.	240,891	6,294,482
Donnelley Financial Solutions, Inc. (a)	119,210	4,127,050
Greenhill & Co., Inc.	60,709	887,566
Piper Sandler Cos.	58,031	8,034,972
StoneX Group, Inc. (a)	68,838	4,536,424
Virtus Investment Partners, Inc.	29,156	9,047,690
WisdomTree Investments, Inc. (b)	438,935	2,488,762
		42,376,200
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	115,649	4,597,048
American Vanguard Corp.	111,563	1,679,023
Balchem Corp.	131,592	19,090,052
Ferro Corp. (a)	335,163	6,817,215
FutureFuel Corp.	107,964	769,783
GCP Applied Technologies, Inc. (a)	217,970	4,777,902
Hawkins, Inc.	78,238	2,728,941
HB Fuller Co.	213,583	13,788,919
Innospec, Inc.	100,171	8,436,402
Security Description	Shares	Value
Koppers Holdings, Inc. (a)	87,328	$2,729,873
Kraton Corp. (a)	129,473	5,909,148
Livent Corp. (a) (b)	657,041	15,184,218
Quaker Chemical Corp. (b)	54,270	12,901,064
Rayonier Advanced Materials, Inc. (a)	260,840	1,956,300
Stepan Co.	86,780	9,800,933
Tredegar Corp.	107,922	1,314,490
Trinseo SA	157,473	8,500,393
		120,981,704
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	272,843	12,280,664
Brady Corp. Class A	196,904	9,983,033
CoreCivic, Inc. REIT (a)	482,338	4,292,808
Deluxe Corp.	174,462	6,261,441
Harsco Corp. (a)	319,355	5,413,067
Healthcare Services Group, Inc.	303,466	7,583,615
HNI Corp.	179,922	6,606,736
Interface, Inc.	243,362	3,686,934
Matthews International Corp. Class A	126,811	4,399,074
Pitney Bowes, Inc.	671,822	4,843,837
UniFirst Corp.	61,889	13,158,839
US Ecology, Inc. (a)	126,351	4,087,455
Viad Corp. (a)	84,427	3,833,830
		86,431,333
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	199,837	3,748,942
Applied Optoelectronics, Inc. (a) (b)	102,782	737,975
CalAmp Corp. (a)	146,857	1,461,227
Comtech Telecommunications Corp.	107,696	2,758,095
Digi International, Inc. (a)	139,093	2,923,735
Extreme Networks, Inc. (a)	520,581	5,127,723
Harmonic, Inc. (a)	418,387	3,660,886
NETGEAR, Inc. (a)	122,308	3,902,848
Plantronics, Inc. (a) (b)	171,933	4,420,397
Viavi Solutions, Inc. (a)	928,251	14,610,671
		43,352,499
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	197,351	9,901,100
Comfort Systems USA, Inc.	147,561	10,524,051
Granite Construction, Inc. (b)	185,868	7,351,079
Matrix Service Co. (a) (b)	110,899	1,160,004
MYR Group, Inc. (a)	68,239	6,789,780
		35,726,014
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	123,020	6,061,196
Enova International, Inc. (a)	151,417	5,231,457
EZCORP, Inc. Class A (a)	220,164	1,666,642
Green Dot Corp. Class A (a)	221,986	11,172,555
PRA Group, Inc. (a)	186,035	7,839,515

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a) (b)	17,192	$3,259,259
		35,230,624
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	147,149	2,879,706
O-I Glass, Inc. (a)	638,978	9,118,216
		11,997,922
DIVERSIFIED CONSUMER SERVICES — 0.6%
Adtalem Global Education, Inc. (a)	200,679	7,587,673
American Public Education, Inc. (a)	76,888	1,969,102
Perdoceo Education Corp. (a)	290,670	3,069,475
Regis Corp. (a) (b)	100,479	349,667
Strategic Education, Inc.	92,004	6,486,282
WW International, Inc. (a)	215,685	3,936,251
		23,398,450
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	45,223	2,118,697
Cogent Communications Holdings, Inc.	171,727	12,165,141
Consolidated Communications Holdings, Inc. (a)	290,330	2,668,133
		16,951,971
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	100,885	5,367,082
Encore Wire Corp.	83,732	7,940,305
Powell Industries, Inc. (b)	37,095	911,424
Vicor Corp. (a)	86,730	11,635,697
		25,854,508
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc.	155,823	13,673,468
Arlo Technologies, Inc. (a)	336,478	2,156,824
Badger Meter, Inc.	118,344	11,969,312
Benchmark Electronics, Inc.	143,127	3,822,922
CTS Corp.	133,580	4,128,958
Daktronics, Inc. (a)	155,020	841,759
ePlus, Inc. (a)	54,600	5,602,506
Fabrinet (a)	149,831	15,359,176
FARO Technologies, Inc. (a)	73,173	4,815,515
Insight Enterprises, Inc. (a)	141,590	12,754,427
Itron, Inc. (a)	183,750	13,897,012
Knowles Corp. (a)	373,505	6,999,484
Methode Electronics, Inc.	155,178	6,525,235
OSI Systems, Inc. (a)	68,550	6,498,540
PC Connection, Inc.	45,359	1,997,157
Plexus Corp. (a)	114,707	10,255,953
Rogers Corp. (a)	76,065	14,184,601
Sanmina Corp. (a)	264,463	10,192,404
ScanSource, Inc. (a)	105,310	3,663,735
TTM Technologies, Inc. (a)	439,249	5,521,360
		154,860,348
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	552,082	$4,554,676
Bristow Group, Inc. (a)	95,617	3,043,489
Core Laboratories NV	186,440	5,173,710
DMC Global, Inc. (a)	77,406	2,857,055
Dril-Quip, Inc. (a)	141,376	3,559,848
Helix Energy Solutions Group, Inc. (a)	585,081	2,270,114
Helmerich & Payne, Inc.	438,893	12,030,057
Nabors Industries, Ltd. (a)	31,527	3,041,725
Oceaneering International, Inc. (a)	402,258	5,358,077
Oil States International, Inc. (a)	255,439	1,632,255
Patterson-UTI Energy, Inc.	759,707	6,837,363
ProPetro Holding Corp. (a)	339,938	2,940,464
RPC, Inc. (a)	289,708	1,407,981
US Silica Holdings, Inc. (a)	307,206	2,454,576
		57,161,390
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	432,643	8,311,072
Marcus Corp. (a) (b)	88,643	1,546,820
		9,857,892
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
Acadia Realty Trust REIT	357,010	7,286,574
Agree Realty Corp. REIT	280,744	18,593,675
Alexander & Baldwin, Inc. REIT (a)	293,179	6,872,116
American Assets Trust, Inc. REIT	213,622	7,993,735
Armada Hoffler Properties, Inc. REIT	248,539	3,322,966
Brandywine Realty Trust REIT	692,629	9,295,081
CareTrust REIT, Inc.	393,924	8,004,536
Centerspace REIT	57,028	5,389,146
Chatham Lodging Trust REIT (a)	197,128	2,414,818
Community Healthcare Trust, Inc. REIT	94,184	4,256,175
DiamondRock Hospitality Co. REIT (a)	848,350	8,016,908
Diversified Healthcare Trust REIT	982,982	3,332,309
Easterly Government Properties, Inc. REIT	344,367	7,114,622
Essential Properties Realty Trust, Inc. REIT	479,443	13,386,049
Four Corners Property Trust, Inc. REIT	309,199	8,305,085
Franklin Street Properties Corp. REIT	398,135	1,847,346
GEO Group, Inc. REIT (b)	503,015	3,757,522
Getty Realty Corp. REIT	158,203	4,636,930
Global Net Lease, Inc. REIT	407,506	6,528,246
Hersha Hospitality Trust REIT (a)	132,968	1,240,591

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT (b)	426,904	$8,687,496
Industrial Logistics Properties Trust REIT	264,986	6,733,294
Innovative Industrial Properties, Inc. REIT (b)	97,169	22,462,558
iStar, Inc. REIT (b)	291,125	7,301,415
Kite Realty Group Trust REIT	342,893	6,981,302
Lexington Realty Trust REIT	1,128,367	14,386,679
LTC Properties, Inc. REIT (b)	158,812	5,032,752
Mack-Cali Realty Corp. REIT (a)	325,001	5,564,017
NexPoint Residential Trust, Inc. REIT	91,379	5,654,533
Office Properties Income Trust REIT	194,586	4,928,863
Retail Opportunity Investments Corp. REIT	495,464	8,630,983
Retail Properties of America, Inc. Class A REIT	872,585	11,238,895
RPT Realty REIT	335,010	4,274,728
Safehold, Inc. REIT	54,131	3,891,478
Saul Centers, Inc. REIT	53,359	2,350,998
Service Properties Trust REIT	669,216	7,501,911
SITE Centers Corp. REIT	728,656	11,250,449
Summit Hotel Properties, Inc. REIT (a)	438,930	4,226,896
Tanger Factory Outlet Centers, Inc. REIT (b)	424,311	6,916,269
Uniti Group, Inc. REIT	947,199	11,716,852
Universal Health Realty Income Trust REIT	52,735	2,914,663
Urstadt Biddle Properties, Inc. Class A REIT	124,381	2,354,532
Washington Real Estate Investment Trust	343,694	8,506,427
Whitestone REIT	176,098	1,722,238
Xenia Hotels & Resorts, Inc. REIT (a)	462,869	8,211,296
		315,035,954
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	123,944	3,821,194
Chefs' Warehouse, Inc. (a) (b)	134,270	4,373,174
Performance Food Group Co. (a)	1	46
PriceSmart, Inc.	98,268	7,620,683
SpartanNash Co.	149,551	3,275,167
United Natural Foods, Inc. (a)	228,956	11,086,050
		30,176,314
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	263,268	7,869,080
Calavo Growers, Inc.	72,261	2,763,261
Cal-Maine Foods, Inc.	150,822	5,453,724
Fresh Del Monte Produce, Inc.	135,414	4,363,039
J&J Snack Foods Corp.	60,487	9,243,623
John B Sanfilippo & Son, Inc.	36,639	2,994,139
Seneca Foods Corp. Class A (a)	27,435	1,322,916
Security Description	Shares	Value
Simply Good Foods Co. (a)	342,647	$11,817,895
TreeHouse Foods, Inc. (a)	226,641	9,038,443
		54,866,120
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	71,431	8,575,292
Northwest Natural Holding Co.	123,953	5,700,598
South Jersey Industries, Inc. (b)	456,593	9,707,167
		23,983,057
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	157,753	4,092,113
Avanos Medical, Inc. (a)	194,699	6,074,609
BioLife Solutions, Inc. (a)	118,024	4,994,776
Cardiovascular Systems, Inc. (a)	162,112	5,322,137
CONMED Corp.	118,418	15,492,627
CryoLife, Inc. (a)	161,942	3,609,687
Cutera, Inc. (a) (b)	66,266	3,087,996
Glaukos Corp. (a)	189,723	9,138,957
Heska Corp. (a) (b)	43,209	11,171,255
Inogen, Inc. (a)	82,593	3,558,932
Integer Holdings Corp. (a)	133,934	11,965,663
Invacare Corp. (a)	144,172	686,259
Lantheus Holdings, Inc. (a)	274,113	7,039,222
LeMaitre Vascular, Inc.	77,775	4,129,075
Meridian Bioscience, Inc. (a)	179,121	3,446,288
Merit Medical Systems, Inc. (a)	205,613	14,763,013
Mesa Laboratories, Inc. (b)	21,110	6,382,820
Natus Medical, Inc. (a)	140,576	3,525,646
OraSure Technologies, Inc. (a)	296,472	3,353,098
Orthofix Medical, Inc. (a)	79,729	3,039,269
Surmodics, Inc. (a)	57,154	3,177,762
Tactile Systems Technology, Inc. (a)	81,428	3,619,475
Varex Imaging Corp. (a)	162,096	4,571,107
Zynex, Inc. (a) (b)	81,505	928,342
		137,170,128
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Addus HomeCare Corp. (a)	64,609	5,152,568
AMN Healthcare Services, Inc. (a)	192,063	22,039,229
Apollo Medical Holdings, Inc. (a) (b)	152,900	13,921,545
Community Health Systems, Inc. (a)	501,553	5,868,170
CorVel Corp. (a)	38,327	7,137,254
Covetrus, Inc. (a)	419,251	7,605,213
Cross Country Healthcare, Inc. (a)	144,150	3,061,746
Ensign Group, Inc.	212,846	15,940,037
Fulgent Genetics, Inc. (a) (b)	78,030	7,018,798
Hanger, Inc. (a)	149,041	3,272,940
Joint Corp. (a)	58,392	5,723,584
Magellan Health, Inc. (a)	94,267	8,912,945
MEDNAX, Inc. (a)	350,622	9,968,183
ModivCare, Inc. (a)	50,388	9,151,469

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Owens & Minor, Inc.	306,668	$9,595,642
Pennant Group, Inc. (a)	109,319	3,070,771
RadNet, Inc. (a)	180,799	5,299,219
Select Medical Holdings Corp.	431,832	15,619,363
Tivity Health, Inc. (a)	179,395	4,136,849
US Physical Therapy, Inc.	52,065	5,758,389
		168,253,914
HEALTH CARE TECHNOLOGY — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	507,960	6,791,425
Computer Programs & Systems, Inc. (a)	59,282	2,102,140
HealthStream, Inc. (a)	104,428	2,984,552
NextGen Healthcare, Inc. (a)	229,671	3,238,361
Omnicell, Inc. (a)	176,613	26,214,668
Simulations Plus, Inc. (b)	63,503	2,508,368
Tabula Rasa HealthCare, Inc. (a) (b)	93,295	2,445,262
		46,284,776
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc. (a)	96,064	4,011,633
Bloomin' Brands, Inc. (a)	329,388	8,234,700
Brinker International, Inc. (a)	185,801	9,113,539
Cheesecake Factory, Inc. (a)	197,149	9,266,003
Chuy's Holdings, Inc. (a)	82,460	2,599,964
Dave & Buster's Entertainment, Inc. (a)	156,490	5,998,262
Dine Brands Global, Inc. (a)	69,474	5,641,984
El Pollo Loco Holdings, Inc. (a)	79,336	1,340,778
Fiesta Restaurant Group, Inc. (a)	74,045	811,533
Monarch Casino & Resort, Inc. (a)	53,504	3,584,233
Red Robin Gourmet Burgers, Inc. (a)	65,110	1,501,437
Ruth's Hospitality Group, Inc. (a)	131,757	2,728,687
Shake Shack, Inc. Class A (a)	159,012	12,476,081
		67,308,834
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	34,683	8,210,853
Century Communities, Inc.	121,162	7,445,405
Ethan Allen Interiors, Inc.	90,387	2,142,172
Installed Building Products, Inc.	95,280	10,209,252
iRobot Corp. (a) (b)	113,414	8,902,999
La-Z-Boy, Inc.	183,730	5,921,618
LGI Homes, Inc. (a)	88,026	12,491,770
M/I Homes, Inc. (a)	118,523	6,850,629
MDC Holdings, Inc.	230,294	10,759,336
Meritage Homes Corp. (a)	152,949	14,836,053
Tupperware Brands Corp. (a) (b)	204,912	4,327,741
Universal Electronics, Inc. (a)	54,070	2,662,948
		94,760,776
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	39,631	$1,902,288
Central Garden & Pet Co. Class A (a)	163,208	7,017,944
WD-40 Co. (b)	55,706	12,894,825
		21,815,057
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc. (a)	146,052	8,414,056
INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	191,875	2,747,650
American Equity Investment Life Holding Co.	334,742	9,898,321
AMERISAFE, Inc.	79,800	4,481,568
Assured Guaranty, Ltd.	296,685	13,887,825
eHealth, Inc. (a)	95,822	3,880,791
Employers Holdings, Inc.	114,394	4,517,419
Genworth Financial, Inc. Class A (a)	2,058,170	7,718,138
HCI Group, Inc. (b)	26,919	2,981,818
Horace Mann Educators Corp.	168,153	6,690,808
James River Group Holdings, Ltd.	149,818	5,652,633
Palomar Holdings, Inc. (a)	97,963	7,918,349
ProAssurance Corp.	222,212	5,284,201
Safety Insurance Group, Inc.	57,101	4,525,254
Selectquote, Inc. (a) (b)	504,519	6,523,431
SiriusPoint, Ltd. (a)	356,374	3,300,023
Stewart Information Services Corp.	108,471	6,861,875
Trupanion, Inc. (a)	139,047	10,799,781
United Fire Group, Inc.	88,947	2,054,676
Universal Insurance Holdings, Inc.	116,556	1,519,890
		111,244,451
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	133
QuinStreet, Inc. (a)	203,593	3,575,093
		3,575,226
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Liquidity Services, Inc. (a)	106,980	2,311,838
PetMed Express, Inc. (b)	83,813	2,252,055
Shutterstock, Inc.	95,254	10,794,183
Stamps.com, Inc. (a)	74,493	24,567,047
		39,925,123
IT SERVICES — 1.5%
BM Technologies, Inc. (a)	16,826	149,751
CSG Systems International, Inc.	132,895	6,405,539
EVERTEC, Inc.	242,536	11,088,746
ExlService Holdings, Inc. (a)	134,705	16,584,880
Perficient, Inc. (a)	133,814	15,482,280
TTEC Holdings, Inc.	74,058	6,926,645
Unisys Corp. (a)	274,887	6,910,659
		63,548,500

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
ESC Diamond Resorts, Inc. (d)	270	$—
Sturm Ruger & Co., Inc.	70,753	5,220,156
Vista Outdoor, Inc. (a)	233,182	9,399,567
		14,619,723
LIFE SCIENCES TOOLS & SERVICES — 0.6%
NeoGenomics, Inc. (a)	498,951	24,069,396
MACHINERY — 5.4%
Alamo Group, Inc.	40,043	5,587,200
Albany International Corp. Class A	131,666	10,121,165
Astec Industries, Inc.	91,456	4,921,247
Barnes Group, Inc.	189,218	7,896,067
Chart Industries, Inc. (a)	144,710	27,655,528
CIRCOR International, Inc. (a)	83,772	2,765,314
Enerpac Tool Group Corp.	243,062	5,038,675
EnPro Industries, Inc.	83,595	7,282,796
ESCO Technologies, Inc.	105,874	8,152,298
Federal Signal Corp.	248,062	9,580,155
Franklin Electric Co., Inc.	158,245	12,635,863
Greenbrier Cos., Inc.	131,644	5,659,376
Hillenbrand, Inc.	297,091	12,670,931
John Bean Technologies Corp.	129,146	18,151,470
Lindsay Corp.	44,202	6,709,422
Lydall, Inc. (a)	73,315	4,552,128
Meritor, Inc. (a)	285,040	6,074,202
Mueller Industries, Inc.	230,945	9,491,840
Proto Labs, Inc. (a)	112,615	7,500,159
SPX Corp. (a)	183,046	9,783,809
SPX FLOW, Inc.	169,257	12,372,687
Standex International Corp.	49,329	4,879,131
Tennant Co.	76,799	5,679,286
Titan International, Inc. (a)	207,348	1,484,612
Wabash National Corp.	203,423	3,077,790
Watts Water Technologies, Inc. Class A	112,192	18,858,353
		228,581,504
MARINE — 0.3%
Matson, Inc.	176,640	14,256,614
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	118,593	5,525,248
EW Scripps Co. Class A	230,947	4,170,903
Gannett Co., Inc. (a)	579,406	3,870,432
Meredith Corp. (a)	164,581	9,167,161
Scholastic Corp.	124,000	4,420,600
TechTarget, Inc. (a)	102,983	8,487,859
		35,642,203
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a) (b)	517,001	8,597,727
Arconic Corp. (a)	444,519	14,020,129
Carpenter Technology Corp.	194,064	6,353,655
Century Aluminum Co. (a)	207,896	2,796,201
Security Description	Shares	Value
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	$—
Haynes International, Inc.	52,213	1,944,934
Kaiser Aluminum Corp.	64,412	7,018,332
Materion Corp.	82,681	5,675,224
Olympic Steel, Inc.	38,011	925,948
SunCoke Energy, Inc.	342,439	2,150,517
TimkenSteel Corp. (a)	168,895	2,209,147
Warrior Met Coal, Inc.	206,449	4,804,068
		56,495,882
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT	537,258	7,967,536
ARMOUR Residential REIT, Inc. (b)	336,382	3,626,198
Capstead Mortgage Corp. REIT	400,269	2,677,800
Ellington Financial, Inc. REIT	192,573	3,522,160
Granite Point Mortgage Trust, Inc. REIT	226,889	2,988,128
Invesco Mortgage Capital, Inc. REIT (b)	1,177,469	3,709,027
KKR Real Estate Finance Trust, Inc. REIT (b)	163,118	3,441,790
New York Mortgage Trust, Inc. REIT	1,537,460	6,549,579
PennyMac Mortgage Investment Trust REIT	396,781	7,812,618
Ready Capital Corp. REIT	230,197	3,321,743
Redwood Trust, Inc. REIT	457,399	5,895,873
Two Harbors Investment Corp. REIT (b)	1,274,300	8,079,062
		59,591,514
MULTI-UTILITIES — 0.3%
Avista Corp.	284,251	11,119,899
Unitil Corp.	65,325	2,794,604
		13,914,503
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	140,862	6,107,777
Macy's, Inc.	1,267,527	28,646,110
		34,753,887
OIL, GAS & CONSUMABLE FUELS — 3.6%
Bonanza Creek Energy, Inc. (b)	125,394	6,006,373
Callon Petroleum Co. (a) (b)	159,906	7,848,186
CONSOL Energy, Inc. (a)	130,471	3,394,855
Dorian LPG, Ltd.	111,005	1,377,572
Green Plains, Inc. (a) (b)	218,090	7,120,639
Laredo Petroleum, Inc. (a)	54,907	4,451,310
Matador Resources Co.	446,063	16,968,237
Par Pacific Holdings, Inc. (a)	184,063	2,893,470
PBF Energy, Inc. Class A (a)	385,309	4,997,458
PDC Energy, Inc.	400,985	19,002,679
Penn Virginia Corp. (a) (b)	62,460	1,665,808

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Range Resources Corp. (a)	1,055,751	$23,891,645
Renewable Energy Group, Inc. (a)	204,121	10,246,874
REX American Resources Corp. (a)	21,655	1,729,585
SM Energy Co.	492,670	12,996,635
Southwestern Energy Co. (a)	2,751,719	15,244,523
Talos Energy, Inc. (a)	166,357	2,290,736
World Fuel Services Corp.	256,911	8,637,348
		150,763,933
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp. (a)	68,538	2,627,061
Domtar Corp. (a)	204,282	11,141,540
Glatfelter Corp.	183,638	2,589,296
Mercer International, Inc.	162,803	1,886,887
Neenah, Inc.	69,339	3,231,891
Schweitzer-Mauduit International, Inc.	126,170	4,373,052
		25,849,727
PERSONAL PRODUCTS — 0.8%
Edgewell Personal Care Co.	220,961	8,020,884
elf Beauty, Inc. (a)	193,689	5,626,666
Inter Parfums, Inc.	71,382	5,337,232
Medifast, Inc.	47,637	9,176,792
USANA Health Sciences, Inc. (a)	49,196	4,535,871
		32,697,445
PHARMACEUTICALS — 1.3%
Amphastar Pharmaceuticals, Inc. (a)	151,656	2,882,980
ANI Pharmaceuticals, Inc. (a)	40,407	1,326,158
Cara Therapeutics, Inc. (a)	169,576	2,619,949
Collegium Pharmaceutical, Inc. (a)	145,511	2,872,387
Corcept Therapeutics, Inc. (a)	424,223	8,348,709
Elanco Animal Health, Inc. (a) (d)	34,895	—
Endo International PLC (a)	962,434	3,118,286
Innoviva, Inc. (a)	250,531	4,186,373
Pacira BioSciences, Inc. (a) (b)	179,606	10,057,936
Phibro Animal Health Corp. Class A	83,703	1,802,963
Prestige Consumer Healthcare, Inc. (a)	202,920	11,385,841
Supernus Pharmaceuticals, Inc. (a)	214,512	5,721,035
		54,322,617
PROFESSIONAL SERVICES — 1.5%
Exponent, Inc.	211,461	23,926,812
Forrester Research, Inc. (a)	46,036	2,267,733
Heidrick & Struggles International, Inc.	80,357	3,586,333
Kelly Services, Inc. Class A	146,078	2,757,953
Korn Ferry	226,135	16,363,129
Security Description	Shares	Value
ManTech International Corp. Class A	111,612	$8,473,583
Resources Connection, Inc.	127,914	2,018,483
TrueBlue, Inc. (a)	146,367	3,963,618
		63,357,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	99,761	4,052,292
RE/MAX Holdings, Inc. Class A	77,800	2,424,248
Realogy Holdings Corp. (a)	473,559	8,306,225
St. Joe Co.	134,064	5,644,094
		20,426,859
ROAD & RAIL — 0.4%
ArcBest Corp.	103,183	8,437,274
Heartland Express, Inc.	191,996	3,075,776
Marten Transport, Ltd.	242,351	3,802,487
		15,315,537
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Axcelis Technologies, Inc. (a)	136,319	6,411,083
CEVA, Inc. (a)	94,198	4,019,429
Cohu, Inc. (a)	196,012	6,260,623
Diodes, Inc. (a)	182,578	16,539,741
DSP Group, Inc. (a)	92,035	2,016,487
FormFactor, Inc. (a)	315,020	11,759,697
Ichor Holdings, Ltd. (a)	116,279	4,777,904
Kulicke & Soffa Industries, Inc.	251,839	14,677,177
MaxLinear, Inc. (a)	285,770	14,074,172
Onto Innovation, Inc. (a)	200,130	14,459,392
PDF Solutions, Inc. (a)	122,655	2,825,971
Photronics, Inc. (a)	251,112	3,422,656
Power Integrations, Inc.	244,937	24,246,314
Rambus, Inc. (a)	442,174	9,816,263
SMART Global Holdings, Inc. (a)	93,569	4,163,820
Ultra Clean Holdings, Inc. (a)	181,155	7,717,203
Veeco Instruments, Inc. (a)	207,318	4,604,533
		151,792,465
SOFTWARE — 2.9%
8x8, Inc. (a) (b)	455,931	10,664,226
Agilysys, Inc. (a)	78,777	4,124,764
Alarm.com Holdings, Inc. (a)	187,019	14,623,015
Bottomline Technologies DE, Inc. (a)	159,314	6,257,854
Ebix, Inc. (b)	96,977	2,611,591
InterDigital, Inc.	124,639	8,453,017
LivePerson, Inc. (a) (b)	264,089	15,568,046
OneSpan, Inc. (a)	140,100	2,631,078
Progress Software Corp.	177,625	8,737,374
SPS Commerce, Inc. (a)	145,583	23,483,994
Vonage Holdings Corp. (a)	1,023,168	16,493,468
Xperi Holding Corp.	425,536	8,017,098
		121,665,525

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 4.3%
Aaron's Co., Inc.	132,905	$3,660,204
Abercrombie & Fitch Co. Class A (a)	250,204	9,415,177
America's Car-Mart, Inc. (a)	25,449	2,971,934
Asbury Automotive Group, Inc. (a)	78,594	15,462,584
Barnes & Noble Education, Inc. (a)	146,310	1,461,637
Bed Bath & Beyond, Inc. (a) (b)	424,776	7,338,005
Boot Barn Holdings, Inc. (a)	119,896	10,655,158
Buckle, Inc.	119,206	4,719,366
Caleres, Inc.	152,892	3,397,260
Cato Corp. Class A	78,910	1,305,171
Chico's FAS, Inc. (a)	502,287	2,255,269
Children's Place, Inc. (a)	56,690	4,266,489
Conn's, Inc. (a)	75,129	1,715,195
Designer Brands, Inc. Class A (a)	244,383	3,404,255
Genesco, Inc. (a)	56,380	3,254,817
Group 1 Automotive, Inc.	73,491	13,807,489
Guess?, Inc.	157,985	3,319,265
Haverty Furniture Cos., Inc.	62,393	2,103,268
Hibbett, Inc. (b)	61,145	4,325,397
Lumber Liquidators Holdings, Inc. (a)	119,379	2,230,000
MarineMax, Inc. (a)	88,465	4,292,322
Monro, Inc.	136,126	7,828,606
ODP Corp. (a)	193,011	7,751,322
Rent-A-Center, Inc.	245,002	13,771,562
Sally Beauty Holdings, Inc. (a)	459,190	7,737,351
Shoe Carnival, Inc.	71,190	2,307,980
Signet Jewelers, Ltd.	214,073	16,903,204
Sleep Number Corp. (a)	96,018	8,975,763
Sonic Automotive, Inc. Class A (b)	85,719	4,503,676
Zumiez, Inc. (a)	87,431	3,476,257
		178,615,983
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	508,890	14,030,097
Diebold Nixdorf, Inc. (a)	295,704	2,989,568
		17,019,665
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Fossil Group, Inc. (a)	196,062	2,323,335
G-III Apparel Group, Ltd. (a)	175,424	4,964,499
Kontoor Brands, Inc. (b)	195,297	9,755,085
Movado Group, Inc.	69,413	2,185,815
Oxford Industries, Inc.	64,504	5,816,326
Steven Madden, Ltd.	312,240	12,539,558
Unifi, Inc. (a)	56,206	1,232,598
Vera Bradley, Inc. (a)	105,207	989,998
Wolverine World Wide, Inc.	334,055	9,968,201
		49,775,415
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.5%
Axos Financial, Inc. (a)	217,026	$11,185,520
Capitol Federal Financial, Inc.	522,116	5,999,113
Flagstar Bancorp, Inc.	214,910	10,913,130
HomeStreet, Inc.	84,531	3,478,451
Meta Financial Group, Inc.	129,618	6,802,353
Mr Cooper Group, Inc. (a)	350,175	14,416,705
NMI Holdings, Inc. Class A (a)	347,304	7,852,543
Northfield Bancorp, Inc.	182,627	3,133,879
Northwest Bancshares, Inc.	514,408	6,831,338
Provident Financial Services, Inc.	316,643	7,431,611
TrustCo Bank Corp.	79,663	2,546,826
Walker & Dunlop, Inc.	119,030	13,509,905
WSFS Financial Corp.	193,229	9,914,580
		104,015,954
TOBACCO — 0.3%
Universal Corp.	98,626	4,766,595
Vector Group, Ltd.	528,036	6,732,459
		11,499,054
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	157,973	14,238,106
Boise Cascade Co.	159,799	8,625,950
DXP Enterprises, Inc. (a)	72,087	2,131,613
GMS, Inc. (a)	174,257	7,632,457
NOW, Inc. (a)	455,452	3,484,208
Veritiv Corp. (a)	57,649	5,163,044
		41,275,378
WATER UTILITIES — 0.8%
American States Water Co.	150,033	12,830,822
California Water Service Group	209,870	12,367,639
Middlesex Water Co. (b)	70,884	7,285,458
		32,483,919
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	202,188	6,385,097
TOTAL COMMON STOCKS (Cost $3,562,431,251)		4,192,988,770
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (CVR) (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	4,067	346

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	10,713	$1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a)	1,596	—
Battalion Oil Corp. (expiring 10/08/22) (a)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	2,055	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	2,921,138	2,921,722
State Street Navigator Securities Lending Portfolio II (h) (i)	73,057,889	73,057,889
TOTAL SHORT-TERM INVESTMENTS (Cost $75,979,611)		75,979,611
TOTAL INVESTMENTS — 101.7% (Cost $3,638,419,136)		4,268,988,514
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(69,796,859)
NET ASSETS — 100.0%		$4,199,191,655

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	20	12/17/2021	$2,245,847	$2,200,800	$(45,047)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,192,988,637	$133	$0(a)	$4,192,988,770
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	75,979,611	—	—	75,979,611
TOTAL INVESTMENTS	$4,268,968,248	$20,266	$0	$4,268,988,514
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	$(45,047)	$—	$—	$(45,047)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(45,047)	$—	$—	$(45,047)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2021.
(b)	Fund held a Level 2 security that was valued at $0 at September 30, 2021.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	894,441	$894,709	$37,951,712	$35,924,867	$168	$—	2,921,138	$2,921,722	$—
State Street Navigator Securities Lending Portfolio II	115,061,959	115,061,959	85,575,473	127,579,543	—	—	73,057,889	73,057,889	73,023
Total		$115,956,668	$123,527,185	$163,504,410	$168	$—		$75,979,611	$73,023
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	4,784	$155,145
Aerojet Rocketdyne Holdings, Inc.	9,788	426,267
AeroVironment, Inc. (a)	2,490	214,937
Axon Enterprise, Inc. (a)	8,566	1,499,221
Boeing Co. (a)	73,796	16,230,692
Curtiss-Wright Corp.	5,816	733,863
General Dynamics Corp.	31,066	6,089,868
Hexcel Corp. (a)	11,478	681,678
Howmet Aerospace, Inc.	53,133	1,657,750
Huntington Ingalls Industries, Inc.	5,599	1,080,943
Kaman Corp.	3,730	133,049
L3Harris Technologies, Inc.	26,981	5,942,296
Lockheed Martin Corp.	32,867	11,342,402
Mercury Systems, Inc. (a)	7,153	339,195
Moog, Inc. Class A	3,956	301,566
National Presto Industries, Inc.	108	8,865
Northrop Grumman Corp.	19,593	7,056,419
Park Aerospace Corp.	2,490	34,063
Raytheon Technologies Corp.	201,182	17,293,605
Textron, Inc.	31,084	2,169,974
TransDigm Group, Inc. (a)	7,148	4,464,426
Triumph Group, Inc. (a)	9,120	169,906
		78,026,130
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	4,044	330,314
C.H. Robinson Worldwide, Inc.	18,504	1,609,848
Echo Global Logistics, Inc. (a)	2,608	124,428
Expeditors International of Washington, Inc.	22,922	2,730,698
FedEx Corp.	32,322	7,087,891
Forward Air Corp.	3,834	318,299
GXO Logistics, Inc. (a)	12,513	981,520
Hub Group, Inc. Class A (a)	4,584	315,150
United Parcel Service, Inc. Class B	97,016	17,666,613
		31,164,761
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	16,869	988,524
Allegiant Travel Co. (a)	1,792	350,300
American Airlines Group, Inc. (a)	82,141	1,685,533
Delta Air Lines, Inc. (a)	85,291	3,634,250
Hawaiian Holdings, Inc. (a) (b)	5,770	124,978
JetBlue Airways Corp. (a)	40,177	614,306
SkyWest, Inc. (a)	6,943	342,568
Southwest Airlines Co. (a)	77,454	3,983,459
United Airlines Holdings, Inc. (a)	40,004	1,902,990
		13,626,908
Security Description	Shares	Value
AUTO COMPONENTS — 0.3%
Adient PLC (a)	12,000	$497,400
American Axle & Manufacturing Holdings, Inc. (a)	11,875	104,619
Aptiv PLC (a)	35,554	5,296,479
BorgWarner, Inc.	32,588	1,408,127
Cooper-Standard Holdings, Inc. (a)	2,378	52,102
Dana, Inc.	20,768	461,880
Dorman Products, Inc. (a)	3,982	376,976
Fox Factory Holding Corp. (a)	4,727	683,241
Gentex Corp.	33,288	1,097,838
Gentherm, Inc. (a)	4,415	357,306
Goodyear Tire & Rubber Co. (a)	37,637	666,175
LCI Industries	3,526	474,705
Lear Corp.	7,462	1,167,654
Motorcar Parts of America, Inc. (a)	947	18,466
Patrick Industries, Inc.	2,719	226,493
Standard Motor Products, Inc.	2,160	94,414
Visteon Corp. (a)	3,817	360,287
		13,344,162
AUTOMOBILES — 1.9%
Ford Motor Co. (a)	522,065	7,392,440
General Motors Co. (a)	193,295	10,188,579
Harley-Davidson, Inc. (b)	20,836	762,806
Tesla, Inc. (a)	108,000	83,751,840
Thor Industries, Inc.	7,059	866,563
Winnebago Industries, Inc. (b)	4,559	330,300
		103,292,528
BANKS — 4.8%
Allegiance Bancshares, Inc.	2,201	83,968
Ameris Bancorp	7,417	384,794
Associated Banc-Corp.	21,664	464,043
Banc of California, Inc.	6,923	128,006
BancFirst Corp.	2,450	147,294
Bancorp, Inc. (a)	6,826	173,722
BancorpSouth Bank	13,730	408,879
Bank of America Corp.	1,009,233	42,841,941
Bank of Hawaii Corp.	5,500	451,935
Bank OZK	16,448	706,935
BankUnited, Inc.	12,536	524,256
Banner Corp.	4,332	239,170
Berkshire Hills Bancorp, Inc.	6,061	163,526
Brookline Bancorp, Inc.	11,579	176,696
Cadence BanCorp	13,354	293,254
Cathay General Bancorp	10,055	416,176
Central Pacific Financial Corp.	4,626	118,796
CIT Group, Inc.	14,155	735,352
Citigroup, Inc.	278,134	19,519,444
Citizens Financial Group, Inc.	57,065	2,680,914
City Holding Co.	2,339	182,231
Columbia Banking System, Inc.	7,605	288,914
Comerica, Inc.	18,866	1,518,713
Commerce Bancshares, Inc.	14,365	1,000,953

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Community Bank System, Inc.	7,044	$481,950
Cullen/Frost Bankers, Inc.	7,782	923,101
Customers Bancorp, Inc. (a)	4,687	201,635
CVB Financial Corp.	16,467	335,433
Dime Community Bancshares, Inc.	4,579	149,550
Eagle Bancorp, Inc.	4,788	275,310
East West Bancorp, Inc.	19,264	1,493,731
FB Financial Corp.	2,429	104,156
Fifth Third Bancorp	95,183	4,039,567
First BanCorp (c)	29,822	392,159
First BanCorp (c)	516	22,193
First Commonwealth Financial Corp.	13,865	188,980
First Financial Bancorp	11,976	280,358
First Financial Bankshares, Inc.	18,946	870,569
First Hawaiian, Inc.	17,787	522,048
First Horizon Corp.	75,469	1,229,390
First Midwest Bancorp, Inc.	16,555	314,711
First Republic Bank	23,461	4,525,158
FNB Corp.	44,271	514,429
Fulton Financial Corp.	22,630	345,786
Glacier Bancorp, Inc.	11,825	654,514
Great Western Bancorp, Inc.	9,185	300,717
Hancock Whitney Corp.	12,398	584,194
Hanmi Financial Corp.	4,686	94,001
Heritage Financial Corp.	4,580	116,790
Hilltop Holdings, Inc.	8,640	282,269
Home BancShares, Inc.	20,937	492,648
Hope Bancorp, Inc.	18,530	267,573
Huntington Bancshares, Inc.	196,701	3,040,997
Independent Bank Corp.	4,845	368,947
Independent Bank Group, Inc.	4,922	349,659
International Bancshares Corp.	7,287	303,431
Investors Bancorp, Inc.	30,365	458,815
JPMorgan Chase & Co.	402,374	65,864,600
KeyCorp.	130,406	2,819,378
Lakeland Financial Corp.	3,330	237,229
M&T Bank Corp.	17,242	2,574,920
National Bank Holdings Corp. Class A	4,706	190,499
NBT Bancorp, Inc.	6,840	247,061
OFG Bancorp	6,475	163,299
Old National Bancorp	19,436	329,440
Pacific Premier Bancorp, Inc.	13,468	558,114
PacWest Bancorp	16,440	745,061
Park National Corp.	1,950	237,802
People's United Financial, Inc.	56,809	992,453
Pinnacle Financial Partners, Inc.	9,915	932,803
PNC Financial Services Group, Inc.	56,712	11,095,136
Preferred Bank	1,900	126,692
Prosperity Bancshares, Inc.	12,347	878,242
Regions Financial Corp.	130,648	2,784,109
Renasant Corp.	7,644	275,566
S&T Bancorp, Inc.	4,912	144,757
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	4,872	$164,722
ServisFirst Bancshares, Inc.	6,422	499,632
Signature Bank	7,204	1,961,505
Simmons First National Corp. Class A	15,326	453,037
Southside Bancshares, Inc.	4,556	174,449
Sterling Bancorp	27,746	692,540
SVB Financial Group (a)	7,979	5,161,455
Synovus Financial Corp.	20,160	884,822
Texas Capital Bancshares, Inc. (a)	6,932	416,059
Tompkins Financial Corp.	1,622	131,236
Triumph Bancorp, Inc. (a)	2,487	249,023
Truist Financial Corp.	180,625	10,593,656
Trustmark Corp.	9,121	293,879
UMB Financial Corp.	4,609	445,736
Umpqua Holdings Corp.	30,105	609,626
United Bankshares, Inc.	14,606	531,366
United Community Banks, Inc.	9,881	324,294
US Bancorp	183,533	10,909,201
Valley National Bancorp	52,577	699,800
Veritex Holdings, Inc.	4,464	175,703
Webster Financial Corp.	12,062	656,897
Wells Fargo & Co.	552,364	25,635,213
Westamerica BanCorp	2,688	151,227
Wintrust Financial Corp.	7,296	586,380
Zions Bancorp NA	21,876	1,353,906
		253,127,206
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a) (b)	1,226	624,954
Brown-Forman Corp. Class B	24,817	1,662,987
Celsius Holdings, Inc. (a) (b)	3,597	324,054
Coca-Cola Co.	516,883	27,120,851
Coca-Cola Consolidated, Inc.	486	191,571
Constellation Brands, Inc. Class A	22,704	4,783,506
MGP Ingredients, Inc. (b)	2,231	145,238
Molson Coors Beverage Co. Class B	25,719	1,192,847
Monster Beverage Corp. (a)	49,401	4,388,291
National Beverage Corp.	3,668	192,533
PepsiCo, Inc.	184,626	27,769,597
		68,396,429
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	235,953	25,452,250
Amgen, Inc.	76,537	16,275,593
Anika Therapeutics, Inc. (a)	2,329	99,122
Arrowhead Pharmaceuticals, Inc. (a)	12,854	802,475
Biogen, Inc. (a)	20,573	5,821,953
Coherus Biosciences, Inc. (a)	8,260	132,738
Cytokinetics, Inc. (a)	7,536	269,337
Eagle Pharmaceuticals, Inc. (a)	2,204	122,939

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Emergent BioSolutions, Inc. (a)	6,746	$337,772
Enanta Pharmaceuticals, Inc. (a)	2,348	133,390
Exelixis, Inc. (a)	42,029	888,493
Gilead Sciences, Inc.	167,972	11,732,844
Halozyme Therapeutics, Inc. (a)	17,307	704,049
Incyte Corp. (a)	24,876	1,710,971
Ligand Pharmaceuticals, Inc. (a)	2,138	297,866
Moderna, Inc. (a)	46,783	18,004,905
Myriad Genetics, Inc. (a)	11,105	358,581
Neurocrine Biosciences, Inc. (a)	12,466	1,195,614
Organogenesis Holdings, Inc. (a)	6,472	92,161
Regeneron Pharmaceuticals, Inc. (a)	13,981	8,461,022
REGENXBIO, Inc. (a)	4,468	187,299
Spectrum Pharmaceuticals, Inc. (a)	10,121	22,064
uniQure NV (a)	4,802	153,712
United Therapeutics Corp. (a)	6,004	1,108,218
Vanda Pharmaceuticals, Inc. (a)	7,032	120,529
Vericel Corp. (a)	375	18,300
Vertex Pharmaceuticals, Inc. (a)	34,790	6,310,558
Xencor, Inc. (a) (b)	7,621	248,902
		101,063,657
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	18,392	1,123,200
AAON, Inc.	4,908	320,689
Allegion PLC	12,246	1,618,676
American Woodmark Corp. (a)	2,279	148,978
Apogee Enterprises, Inc.	4,610	174,074
Builders FirstSource, Inc. (a)	27,404	1,417,883
Carlisle Cos., Inc.	7,309	1,452,956
Carrier Global Corp.	108,820	5,632,523
Fortune Brands Home & Security, Inc.	18,825	1,683,332
Gibraltar Industries, Inc. (a)	4,400	306,460
Griffon Corp.	6,755	166,173
Insteel Industries, Inc.	2,372	90,255
Johnson Controls International PLC	96,716	6,584,425
Lennox International, Inc.	4,649	1,367,596
Masco Corp.	35,480	1,970,914
Owens Corning	14,700	1,256,850
PGT Innovations, Inc. (a)	7,222	137,940
Quanex Building Products Corp.	4,569	97,822
Resideo Technologies, Inc. (a)	16,884	418,554
Simpson Manufacturing Co., Inc.	5,556	594,325
Trane Technologies PLC	32,100	5,542,065
Trex Co., Inc. (a)	15,832	1,613,756
UFP Industries, Inc.	8,376	569,401
		34,288,847
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	6,293	950,809
Security Description	Shares	Value
Ameriprise Financial, Inc.	15,734	$4,155,664
B Riley Financial, Inc.	2,378	140,397
Bank of New York Mellon Corp.	109,152	5,658,440
BlackRock, Inc.	18,729	15,707,263
Blucora, Inc. (a)	6,908	107,696
Brightsphere Investment Group, Inc.	7,808	204,023
Cboe Global Markets, Inc.	14,824	1,836,101
Charles Schwab Corp.	199,933	14,563,120
CME Group, Inc.	48,127	9,306,799
Donnelley Financial Solutions, Inc. (a)	4,341	150,285
Evercore, Inc. Class A	4,972	664,607
FactSet Research Systems, Inc.	5,222	2,061,541
Federated Hermes, Inc.	12,895	419,087
Franklin Resources, Inc.	37,251	1,107,100
Goldman Sachs Group, Inc.	44,988	17,006,814
Greenhill & Co., Inc.	1,935	28,290
Interactive Brokers Group, Inc. Class A	10,686	666,165
Intercontinental Exchange, Inc.	75,149	8,628,608
Invesco, Ltd.	51,199	1,234,408
Janus Henderson Group PLC	20,390	842,719
Jefferies Financial Group, Inc.	28,131	1,044,504
MarketAxess Holdings, Inc.	5,128	2,157,298
Moody's Corp.	21,700	7,705,887
Morgan Stanley	200,444	19,505,206
MSCI, Inc.	11,070	6,734,324
Nasdaq, Inc.	15,661	3,022,886
Northern Trust Corp.	27,868	3,004,449
Piper Sandler Cos.	1,935	267,920
Raymond James Financial, Inc.	24,872	2,295,142
S&P Global, Inc.	32,203	13,682,733
SEI Investments Co.	16,544	981,059
State Street Corp. (d)	47,115	3,991,583
Stifel Financial Corp.	14,001	951,508
StoneX Group, Inc. (a)	2,282	150,384
T Rowe Price Group, Inc.	30,249	5,949,978
Virtus Investment Partners, Inc. (b)	850	263,772
WisdomTree Investments, Inc. (b)	16,239	92,075
		157,240,644
CHEMICALS — 1.8%
AdvanSix, Inc. (a)	4,539	180,425
Air Products & Chemicals, Inc.	29,624	7,587,003
Albemarle Corp.	15,981	3,499,360
American Vanguard Corp.	3,611	54,346
Ashland Global Holdings, Inc.	7,610	678,203
Avient Corp.	10,520	487,602
Balchem Corp.	4,376	634,826
Cabot Corp.	7,627	382,265
Celanese Corp.	15,678	2,361,734
CF Industries Holdings, Inc.	29,242	1,632,288
Chemours Co.	21,982	638,797
Corteva, Inc.	99,576	4,190,158

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Dow, Inc.	99,440	$5,723,766
DuPont de Nemours, Inc.	72,506	4,929,683
Eastman Chemical Co.	18,436	1,857,243
Ecolab, Inc.	33,318	6,950,801
Ferro Corp. (a)	11,481	233,524
FMC Corp.	17,427	1,595,616
FutureFuel Corp.	4,536	32,342
GCP Applied Technologies, Inc. (a)	7,134	156,377
Hawkins, Inc.	3,238	112,941
HB Fuller Co.	7,062	455,923
Ingevity Corp. (a)	5,565	397,174
Innospec, Inc.	3,342	281,463
International Flavors & Fragrances, Inc.	32,822	4,388,958
Koppers Holdings, Inc. (a)	2,450	76,587
Kraton Corp. (a)	4,612	210,492
Linde PLC	68,830	20,193,345
Livent Corp. (a) (b)	19,973	461,576
LyondellBasell Industries NV Class A	34,303	3,219,337
Minerals Technologies, Inc.	4,606	321,683
Mosaic Co.	46,208	1,650,550
NewMarket Corp.	737	249,673
Olin Corp.	20,327	980,778
PPG Industries, Inc.	31,551	4,512,108
Quaker Chemical Corp. (b)	1,792	425,994
Rayonier Advanced Materials, Inc. (a)	8,619	64,642
RPM International, Inc.	17,702	1,374,560
Scotts Miracle-Gro Co.	5,460	799,126
Sensient Technologies Corp.	5,809	529,084
Sherwin-Williams Co.	31,418	8,788,557
Stepan Co.	2,454	277,155
Tredegar Corp.	3,359	40,913
Trinseo SA	5,247	283,233
Valvoline, Inc.	25,395	791,816
		94,694,027
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	9,001	405,135
Brady Corp. Class A	6,795	344,506
Brink's Co.	6,889	436,074
Cintas Corp.	11,554	4,398,146
Clean Harbors, Inc. (a)	6,817	708,082
Copart, Inc. (a)	27,783	3,854,058
CoreCivic, Inc. REIT (a)	19,338	172,108
Deluxe Corp.	7,053	253,132
Harsco Corp. (a)	11,652	197,501
Healthcare Services Group, Inc.	9,945	248,526
Herman Miller, Inc.	8,347	314,348
HNI Corp.	5,876	215,767
IAA, Inc. (a)	18,250	995,902
Interface, Inc.	9,245	140,062
KAR Auction Services, Inc. (a)	17,639	289,103
Matthews International Corp. Class A	4,654	161,447
Security Description	Shares	Value
MSA Safety, Inc.	4,740	$690,618
Pitney Bowes, Inc.	23,572	169,954
Republic Services, Inc.	28,129	3,377,168
Rollins, Inc.	27,204	961,117
Stericycle, Inc. (a)	12,181	827,943
Tetra Tech, Inc.	7,353	1,098,097
UniFirst Corp.	2,054	436,721
US Ecology, Inc. (a)	2,374	76,799
Viad Corp. (a) (b)	2,460	111,709
Waste Management, Inc.	52,127	7,785,689
		28,669,712
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	7,058	132,408
Applied Optoelectronics, Inc. (a) (b)	4,630	33,243
Arista Networks, Inc. (a)	7,290	2,505,136
CalAmp Corp. (a)	4,764	47,402
Ciena Corp. (a)	20,913	1,073,883
Cisco Systems, Inc.	564,452	30,723,122
Comtech Telecommunications Corp.	3,302	84,564
Digi International, Inc. (a) (b)	4,191	88,095
Extreme Networks, Inc. (a)	17,037	167,814
F5 Networks, Inc. (a)	8,398	1,669,354
Harmonic, Inc. (a)	18,150	158,812
Juniper Networks, Inc.	44,105	1,213,770
Lumentum Holdings, Inc. (a)	10,248	856,118
Motorola Solutions, Inc.	22,636	5,258,795
NETGEAR, Inc. (a)	4,360	139,128
NetScout Systems, Inc. (a)	9,469	255,190
Plantronics, Inc. (a) (b)	5,128	131,841
Viasat, Inc. (a) (b)	7,362	405,425
Viavi Solutions, Inc. (a)	31,159	490,443
		45,434,543
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	20,514	1,295,459
Arcosa, Inc.	6,478	325,001
Comfort Systems USA, Inc.	4,708	335,774
Dycom Industries, Inc. (a)	4,352	310,036
EMCOR Group, Inc.	7,570	873,427
Fluor Corp. (a) (b)	16,740	267,338
Granite Construction, Inc.	7,144	282,545
MasTec, Inc. (a)	7,706	664,874
Matrix Service Co. (a)	4,593	48,043
MYR Group, Inc. (a)	2,234	222,283
Quanta Services, Inc.	18,872	2,148,011
Valmont Industries, Inc.	2,182	513,032
		7,285,823
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,752	754,432
Martin Marietta Materials, Inc.	8,407	2,872,504
Vulcan Materials Co.	17,005	2,876,566
		6,503,502

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.7%
American Express Co.	87,328	$14,630,060
Capital One Financial Corp.	61,335	9,934,430
Discover Financial Services	40,922	5,027,268
Encore Capital Group, Inc. (a) (b)	4,434	218,463
Enova International, Inc. (a)	3,606	124,587
EZCORP, Inc. Class A (a) (b)	7,175	54,315
FirstCash, Inc.	5,707	499,363
Green Dot Corp. Class A (a)	7,096	357,142
LendingTree, Inc. (a)	1,783	249,317
Navient Corp.	24,866	490,606
PRA Group, Inc. (a)	6,272	264,302
Prog Holdings, Inc.	9,238	388,088
SLM Corp.	41,169	724,574
Synchrony Financial	72,694	3,553,283
World Acceptance Corp. (a) (b)	478	90,619
		36,606,417
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	209,437	2,427,375
AptarGroup, Inc.	8,759	1,045,387
Avery Dennison Corp.	11,168	2,314,121
Ball Corp.	43,739	3,935,198
Greif, Inc. Class A	1,762	113,825
International Paper Co.	52,487	2,935,073
Myers Industries, Inc.	4,561	89,259
O-I Glass, Inc. (a)	20,968	299,213
Packaging Corp. of America	12,834	1,763,905
Sealed Air Corp.	21,034	1,152,453
Silgan Holdings, Inc.	10,596	406,463
Sonoco Products Co.	13,711	816,901
Westrock Co.	35,628	1,775,343
		19,074,516
DISTRIBUTORS — 0.1%
Genuine Parts Co.	19,359	2,346,892
LKQ Corp. (a)	38,171	1,920,765
Pool Corp.	5,442	2,364,059
		6,631,716
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	6,876	259,981
American Public Education, Inc. (a)	2,203	56,419
Graham Holdings Co. Class B	286	168,500
Grand Canyon Education, Inc. (a)	6,271	551,597
H&R Block, Inc.	24,425	610,625
Perdoceo Education Corp. (a)	9,584	101,207
Regis Corp. (a) (b)	6,779	23,591
Service Corp. International	23,611	1,422,799
Strategic Education, Inc.	3,312	233,496
WW International, Inc. (a) (b)	6,457	117,840
		3,546,055
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	246,779	$67,355,860
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	952,139	25,717,274
ATN International, Inc.	2,229	104,429
Cogent Communications Holdings, Inc.	5,761	408,109
Consolidated Communications Holdings, Inc. (a)	9,756	89,658
Iridium Communications, Inc. (a)	17,648	703,273
Lumen Technologies, Inc. (b)	134,627	1,668,028
Verizon Communications, Inc.	552,910	29,862,669
		58,553,440
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	6,975	415,152
Alliant Energy Corp.	33,550	1,878,129
American Electric Power Co., Inc.	66,473	5,396,278
Duke Energy Corp.	103,629	10,113,154
Edison International	49,986	2,772,723
Entergy Corp.	27,075	2,688,818
Evergy, Inc.	30,846	1,918,621
Eversource Energy	45,049	3,683,206
Exelon Corp.	130,635	6,314,896
FirstEnergy Corp.	72,437	2,580,206
Hawaiian Electric Industries, Inc.	14,809	604,652
IDACORP, Inc.	6,759	698,745
NextEra Energy, Inc.	261,834	20,559,206
NRG Energy, Inc.	32,678	1,334,243
OGE Energy Corp.	27,548	907,982
Pinnacle West Capital Corp.	15,538	1,124,330
PNM Resources, Inc.	10,934	541,014
PPL Corp.	102,687	2,862,914
Southern Co.	141,528	8,770,490
Xcel Energy, Inc.	70,528	4,408,000
		79,572,759
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	4,900	849,513
AMETEK, Inc.	30,697	3,806,735
AZZ, Inc.	4,276	227,483
Eaton Corp. PLC	53,437	7,978,678
Emerson Electric Co.	80,173	7,552,297
Encore Wire Corp.	2,460	233,282
EnerSys	5,794	431,305
Generac Holdings, Inc. (a)	8,500	3,473,695
Hubbell, Inc.	7,142	1,290,345
nVent Electric PLC	21,627	699,201
Powell Industries, Inc. (b)	1,264	31,056
Regal Beloit Corp.	5,534	831,982
Rockwell Automation, Inc.	15,564	4,576,439
Sunrun, Inc. (a) (b)	21,280	936,320

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (a) (b)	2,381	$319,435
		33,237,766
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	4,850	425,587
Amphenol Corp. Class A	80,164	5,870,410
Arlo Technologies, Inc. (a)	9,683	62,068
Arrow Electronics, Inc. (a)	10,300	1,156,587
Avnet, Inc.	13,223	488,854
Badger Meter, Inc.	4,021	406,684
Belden, Inc.	5,280	307,613
Benchmark Electronics, Inc.	4,867	129,998
CDW Corp.	19,098	3,476,218
Cognex Corp.	23,827	1,911,402
Coherent, Inc. (a)	3,348	837,301
Corning, Inc.	102,179	3,728,512
CTS Corp.	4,480	138,477
Daktronics, Inc. (a)	4,432	24,066
ePlus, Inc. (a)	2,106	216,097
Fabrinet (a)	4,834	495,533
FARO Technologies, Inc. (a)	2,362	155,443
II-VI, Inc. (a) (b)	12,587	747,164
Insight Enterprises, Inc. (a)	4,579	412,476
IPG Photonics Corp. (a)	4,716	747,014
Itron, Inc. (a)	5,332	403,259
Jabil, Inc.	18,335	1,070,214
Keysight Technologies, Inc. (a)	24,712	4,059,934
Knowles Corp. (a)	12,822	240,284
Littelfuse, Inc.	3,337	911,902
Methode Electronics, Inc.	4,608	193,766
National Instruments Corp.	17,363	681,150
OSI Systems, Inc. (a)	2,262	214,438
PC Connection, Inc.	1,645	72,429
Plexus Corp. (a)	4,004	357,998
Rogers Corp. (a)	2,364	440,839
Sanmina Corp. (a)	9,347	360,233
ScanSource, Inc. (a)	4,540	157,947
SYNNEX Corp.	5,677	590,976
TE Connectivity, Ltd.	44,339	6,084,198
Teledyne Technologies, Inc. (a)	6,214	2,669,410
Trimble, Inc. (a)	34,045	2,800,201
TTM Technologies, Inc. (a)	13,766	173,039
Vishay Intertechnology, Inc.	18,284	367,326
Vontier Corp.	18,739	629,630
Zebra Technologies Corp. Class A (a)	7,249	3,736,280
		47,952,957
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	12,090	99,743
Baker Hughes Co.	90,583	2,240,118
Bristow Group, Inc. (a)	3,531	112,392
ChampionX Corp. (a)	18,759	419,451
Core Laboratories NV	6,100	169,275
DMC Global, Inc. (a)	2,107	77,769
Security Description	Shares	Value
Dril-Quip, Inc. (a)	4,585	$115,450
Exterran Corp. (a)	4,549	20,198
Halliburton Co.	118,155	2,554,511
Helix Energy Solutions Group, Inc. (a) (b)	19,153	74,314
Helmerich & Payne, Inc.	15,510	425,129
Nabors Industries, Ltd. (a)	796	76,798
Newpark Resources, Inc. (a)	24	79
Nov, Inc. (a)	53,074	695,800
Oceaneering International, Inc. (a)	13,821	184,096
Oil States International, Inc. (a)	8,719	55,714
Patterson-UTI Energy, Inc.	25,916	233,244
ProPetro Holding Corp. (a)	11,225	97,096
RPC, Inc. (a) (b)	9,413	45,747
Schlumberger NV	185,966	5,512,032
US Silica Holdings, Inc. (a)	13,529	108,097
		13,317,053
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	103,582	8,016,211
Cinemark Holdings, Inc. (a) (b)	15,782	303,172
Electronic Arts, Inc.	38,855	5,527,124
Live Nation Entertainment, Inc. (a)	19,451	1,772,570
Marcus Corp. (a) (b)	2,321	40,501
Netflix, Inc. (a)	59,068	36,051,563
Take-Two Interactive Software, Inc. (a)	15,051	2,318,908
Walt Disney Co. (a)	241,967	40,933,557
World Wrestling Entertainment, Inc. Class A (b)	6,357	357,645
		95,321,251
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	11,925	243,389
Agree Realty Corp. REIT	7,029	465,531
Alexander & Baldwin, Inc. REIT (a)	8,785	205,920
Alexandria Real Estate Equities, Inc. REIT	18,838	3,599,377
American Assets Trust, Inc. REIT	6,670	249,591
American Campus Communities, Inc. REIT	18,719	906,936
American Tower Corp. REIT	61,073	16,209,385
Apartment Income REIT Corp.	19,897	971,173
Armada Hoffler Properties, Inc. REIT	6,837	91,411
AvalonBay Communities, Inc. REIT	18,617	4,126,272
Boston Properties, Inc. REIT	18,903	2,048,140
Brandywine Realty Trust REIT	23,603	316,752
Brixmor Property Group, Inc. REIT	40,405	893,355
Camden Property Trust REIT	13,258	1,955,157
CareTrust REIT, Inc.	13,026	264,688
Centerspace REIT	676	63,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Chatham Lodging Trust REIT (a)	6,497	$79,588
Community Healthcare Trust, Inc. REIT	2,471	111,664
CoreSite Realty Corp. REIT	4,653	644,627
Corporate Office Properties Trust REIT	16,131	435,214
Cousins Properties, Inc. REIT	20,265	755,682
Crown Castle International Corp. REIT	57,757	10,010,443
CyrusOne, Inc. REIT	15,599	1,207,519
DiamondRock Hospitality Co. REIT (a)	30,515	288,367
Digital Realty Trust, Inc. REIT	36,597	5,286,437
Diversified Healthcare Trust REIT	38,675	131,108
Douglas Emmett, Inc. REIT	21,989	695,072
Duke Realty Corp. REIT	50,624	2,423,371
Easterly Government Properties, Inc. REIT (b)	7,454	154,000
EastGroup Properties, Inc. REIT	5,432	905,134
EPR Properties REIT	10,021	494,837
Equinix, Inc. REIT	11,875	9,382,794
Equity Residential REIT	45,951	3,718,355
Essential Properties Realty Trust, Inc. REIT	14,121	394,258
Essex Property Trust, Inc. REIT	8,664	2,770,227
Extra Space Storage, Inc. REIT	17,591	2,955,112
Federal Realty Investment Trust REIT	9,680	1,142,143
First Industrial Realty Trust, Inc. REIT	17,652	919,316
Four Corners Property Trust, Inc. REIT	9,486	254,794
Franklin Street Properties Corp. REIT	14,695	68,185
GEO Group, Inc. REIT (b)	19,402	144,933
Getty Realty Corp. REIT	4,777	140,014
Global Net Lease, Inc. REIT	11,684	187,178
Healthcare Realty Trust, Inc. REIT	18,889	562,514
Healthpeak Properties, Inc. REIT	69,068	2,312,397
Hersha Hospitality Trust REIT (a)	8,022	74,845
Highwoods Properties, Inc. REIT	14,300	627,198
Host Hotels & Resorts, Inc. REIT (a)	94,210	1,538,449
Hudson Pacific Properties, Inc. REIT	20,645	542,344
Independence Realty Trust, Inc. REIT (b)	11,921	242,592
Industrial Logistics Properties Trust REIT	6,355	161,481
Innovative Industrial Properties, Inc. REIT (b)	3,031	700,676
Iron Mountain, Inc. REIT	38,746	1,683,514
Security Description	Shares	Value
iStar, Inc. REIT (b)	10,366	$259,979
JBG SMITH Properties REIT	14,800	438,228
Kilroy Realty Corp. REIT	13,497	893,636
Kimco Realty Corp. REIT	81,875	1,698,906
Kite Realty Group Trust REIT (b)	11,540	234,954
Lamar Advertising Co. Class A REIT	11,840	1,343,248
Lexington Realty Trust REIT	34,737	442,897
Life Storage, Inc. REIT	8,529	978,617
LTC Properties, Inc. REIT (b)	5,339	169,193
Macerich Co. REIT	15,591	260,526
Mack-Cali Realty Corp. REIT (a)	13,949	238,807
Medical Properties Trust, Inc. REIT	72,264	1,450,338
Mid-America Apartment Communities, Inc. REIT	15,357	2,867,920
National Retail Properties, Inc. REIT	23,759	1,026,151
National Storage Affiliates Trust REIT	8,542	450,932
NexPoint Residential Trust, Inc. REIT	2,150	133,042
Office Properties Income Trust REIT	6,688	169,407
Omega Healthcare Investors, Inc. REIT	30,927	926,573
Park Hotels & Resorts, Inc. REIT (a)	32,467	621,418
Pebblebrook Hotel Trust REIT	17,499	392,153
Physicians Realty Trust REIT	27,348	481,872
PotlatchDeltic Corp. REIT	9,038	466,180
Prologis, Inc. REIT	98,935	12,409,417
PS Business Parks, Inc. REIT	2,431	381,035
Public Storage REIT	20,327	6,039,152
Rayonier, Inc. REIT	18,818	671,426
Realty Income Corp. REIT	45,636	2,959,951
Regency Centers Corp. REIT	21,245	1,430,426
Retail Opportunity Investments Corp. REIT	16,595	289,085
Retail Properties of America, Inc. Class A REIT	29,080	374,550
Rexford Industrial Realty, Inc. REIT	17,045	967,304
RPT Realty REIT	14,317	182,685
Sabra Health Care REIT, Inc.	28,395	417,974
Safehold, Inc. REIT	1,700	122,213
Saul Centers, Inc. REIT	2,429	107,022
SBA Communications Corp. REIT	14,751	4,876,238
Service Properties Trust REIT	22,586	253,189
Simon Property Group, Inc. REIT	42,633	5,541,011
SITE Centers Corp. REIT	20,635	318,604
SL Green Realty Corp. REIT (b)	9,750	690,690
Spirit Realty Capital, Inc. REIT	13,577	625,085
STORE Capital Corp. REIT	29,754	953,021

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT (a)	14,528	$139,905
Tanger Factory Outlet Centers, Inc. REIT	13,935	227,141
UDR, Inc. REIT	40,241	2,131,968
Uniti Group, Inc. REIT (b)	24,630	304,673
Universal Health Realty Income Trust REIT	1,171	64,721
Urban Edge Properties REIT	15,934	291,752
Urstadt Biddle Properties, Inc. Class A REIT	4,100	77,613
Ventas, Inc. REIT	50,538	2,790,203
Vornado Realty Trust REIT	21,657	909,811
Washington Real Estate Investment Trust	11,926	295,168
Welltower, Inc. REIT	56,112	4,623,629
Weyerhaeuser Co. REIT	99,754	3,548,250
Whitestone REIT	5,629	55,052
Xenia Hotels & Resorts, Inc. REIT (a)	15,891	281,906
		158,054,188
FOOD & STAPLES RETAILING — 1.3%
Andersons, Inc.	4,464	137,625
BJ's Wholesale Club Holdings, Inc. (a)	17,246	947,150
Casey's General Stores, Inc.	4,603	867,435
Chefs' Warehouse, Inc. (a)	2,565	83,542
Costco Wholesale Corp.	58,869	26,452,785
Grocery Outlet Holding Corp. (a) (b)	9,268	199,911
Kroger Co.	103,318	4,177,147
Performance Food Group Co. (a)	23,257	1,080,520
PriceSmart, Inc.	2,374	184,104
SpartanNash Co.	4,794	104,989
Sprouts Farmers Market, Inc. (a)	16,384	379,617
Sysco Corp.	68,240	5,356,840
United Natural Foods, Inc. (a)	7,276	352,304
Walmart, Inc.	190,207	26,511,052
Walgreens Boots Alliance, Inc.	96,281	4,530,021
		71,365,042
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	74,343	4,461,323
B&G Foods, Inc. (b)	4,917	146,969
Calavo Growers, Inc.	2,394	91,547
Cal-Maine Foods, Inc.	4,723	170,784
Campbell Soup Co. (b)	29,050	1,214,581
Conagra Brands, Inc.	65,262	2,210,424
Darling Ingredients, Inc. (a)	22,068	1,586,689
Flowers Foods, Inc.	23,768	561,638
Fresh Del Monte Produce, Inc. (b)	4,652	149,887
General Mills, Inc.	81,665	4,885,200
Hain Celestial Group, Inc. (a) (b)	11,164	477,596
Security Description	Shares	Value
Hershey Co.	19,762	$3,344,719
Hormel Foods Corp.	38,252	1,568,332
Ingredion, Inc.	9,218	820,494
J&J Snack Foods Corp.	2,053	313,740
J.M. Smucker Co.	15,486	1,858,785
John B Sanfilippo & Son, Inc.	306	25,006
Kellogg Co.	34,409	2,199,423
Kraft Heinz Co.	86,524	3,185,814
Lamb Weston Holdings, Inc.	19,983	1,226,357
Lancaster Colony Corp.	2,198	371,044
McCormick & Co., Inc.	33,290	2,697,489
Mondelez International, Inc. Class A	186,511	10,851,210
Pilgrim's Pride Corp. (a)	6,928	201,466
Post Holdings, Inc. (a)	8,340	918,734
Sanderson Farms, Inc.	2,482	467,112
Seneca Foods Corp. Class A (a)	865	41,710
Simply Good Foods Co. (a)	11,300	389,737
Tootsie Roll Industries, Inc. (b)	2,467	75,071
TreeHouse Foods, Inc. (a) (b)	7,775	310,067
Tyson Foods, Inc. Class A	39,320	3,103,921
		49,926,869
GAS UTILITIES — 0.1%
Atmos Energy Corp.	16,503	1,455,565
Chesapeake Utilities Corp. (b)	2,248	269,872
National Fuel Gas Co.	11,827	621,154
New Jersey Resources Corp.	11,724	408,112
Northwest Natural Holding Co.	4,486	206,311
ONE Gas, Inc.	7,002	443,717
South Jersey Industries, Inc.	12,162	258,564
Southwest Gas Holdings, Inc. (a)	7,110	475,517
Spire, Inc.	6,953	425,385
UGI Corp.	27,844	1,186,711
		5,750,908
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	236,802	27,973,420
ABIOMED, Inc. (a)	6,143	1,999,669
Align Technology, Inc. (a)	9,634	6,410,753
AngioDynamics, Inc. (a)	4,663	120,958
Avanos Medical, Inc. (a)	6,661	207,823
Baxter International, Inc.	68,450	5,505,433
Becton Dickinson and Co.	38,797	9,537,079
BioLife Solutions, Inc. (a)	4,198	177,659
Boston Scientific Corp. (a)	191,696	8,317,689
Cardiovascular Systems, Inc. (a)	5,018	164,741
CONMED Corp. (b)	3,900	510,237
Cooper Cos., Inc.	6,578	2,718,753
CryoLife, Inc. (a)	4,572	101,910
Cutera, Inc. (a) (b)	2,281	106,295
Danaher Corp.	84,413	25,698,694
DENTSPLY SIRONA, Inc.	29,761	1,727,626
DexCom, Inc. (a)	12,605	6,893,170
Edwards Lifesciences Corp. (a)	83,510	9,454,167

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Envista Holdings Corp. (a)	21,391	$894,358
Glaukos Corp. (a)	5,504	265,128
Globus Medical, Inc. Class A (a)	9,574	733,560
Haemonetics Corp. (a)	6,791	479,377
Heska Corp. (a) (b)	1,307	337,912
Hill-Rom Holdings, Inc.	9,062	1,359,300
Hologic, Inc. (a)	34,281	2,530,281
ICU Medical, Inc. (a)	2,332	544,242
IDEXX Laboratories, Inc. (a)	11,429	7,107,695
Inogen, Inc. (a)	2,478	106,777
Integer Holdings Corp. (a)	4,414	394,347
Integra LifeSciences Holdings Corp. (a)	9,589	656,655
Intuitive Surgical, Inc. (a)	15,748	15,655,874
Invacare Corp. (a) (b)	4,735	22,539
Lantheus Holdings, Inc. (a)	8,661	222,414
LeMaitre Vascular, Inc.	2,291	121,629
LivaNova PLC (a)	6,697	530,335
Masimo Corp. (a)	6,329	1,713,324
Medtronic PLC	179,853	22,544,574
Meridian Bioscience, Inc. (a)	5,847	112,496
Merit Medical Systems, Inc. (a)	6,615	474,957
Mesa Laboratories, Inc. (b)	570	172,345
Natus Medical, Inc. (a)	4,650	116,622
Neogen Corp. (a)	14,325	622,135
NuVasive, Inc. (a)	6,696	400,756
OraSure Technologies, Inc. (a) (b)	5,245	59,321
Orthofix Medical, Inc. (a)	2,626	100,103
Penumbra, Inc. (a)	4,593	1,224,034
Quidel Corp. (a) (b)	5,283	745,695
ResMed, Inc.	19,371	5,105,227
STAAR Surgical Co. (a)	6,150	790,459
STERIS PLC	13,125	2,681,175
Stryker Corp.	43,828	11,558,320
Surmodics, Inc. (a)	2,269	126,156
Tactile Systems Technology, Inc. (a)	2,211	98,279
Tandem Diabetes Care, Inc. (a)	8,404	1,003,270
Teleflex, Inc.	6,245	2,351,555
Varex Imaging Corp. (a) (b)	4,943	139,393
West Pharmaceutical Services, Inc.	9,889	4,198,276
Zimmer Biomet Holdings, Inc.	27,735	4,059,295
Zynex, Inc. (a) (b)	2,061	23,475
		200,009,741
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	12,109	772,312
Addus HomeCare Corp. (a)	2,037	162,451
Amedisys, Inc. (a)	4,030	600,873
AmerisourceBergen Corp.	20,052	2,395,211
AMN Healthcare Services, Inc. (a)	5,614	644,207
Anthem, Inc.	32,363	12,064,926
Apollo Medical Holdings, Inc. (a) (b)	1,757	159,975
Security Description	Shares	Value
Cardinal Health, Inc.	39,259	$1,941,750
Centene Corp. (a)	77,723	4,842,920
Chemed Corp.	2,054	955,357
Cigna Corp.	46,466	9,300,635
Community Health Systems, Inc. (a)	15,571	182,181
CorVel Corp. (a)	565	105,214
Covetrus, Inc. (a)	14,275	258,949
Cross Country Healthcare, Inc. (a)	4,441	94,327
CVS Health Corp.	173,255	14,702,419
DaVita, Inc. (a)	10,021	1,165,042
Encompass Health Corp.	13,551	1,016,867
Ensign Group, Inc.	6,892	516,142
Fulgent Genetics, Inc. (a) (b)	1,673	150,486
Hanger, Inc. (a)	5,051	110,920
HCA Healthcare, Inc.	35,372	8,585,492
HealthEquity, Inc. (a)	9,541	617,875
Henry Schein, Inc. (a)	18,896	1,439,119
Humana, Inc.	17,024	6,624,890
Joint Corp. (a)	1,757	172,221
Laboratory Corp. of America Holdings (a)	13,071	3,678,702
LHC Group, Inc. (a)	4,064	637,682
Magellan Health, Inc. (a)	3,234	305,775
McKesson Corp.	21,456	4,277,897
MEDNAX, Inc. (a)	11,646	331,096
ModivCare, Inc. (a)	1,684	305,848
Molina Healthcare, Inc. (a)	8,014	2,174,278
Option Care Health, Inc. (a)	16,093	390,416
Owens & Minor, Inc.	10,028	313,776
Patterson Cos., Inc.	11,876	357,943
Pennant Group, Inc. (a)	3,500	98,315
Progyny, Inc. (a)	4,863	272,328
Quest Diagnostics, Inc.	18,027	2,619,503
R1 RCM, Inc. (a)	15,933	350,685
RadNet, Inc. (a)	4,948	145,026
Select Medical Holdings Corp.	14,635	529,348
Tenet Healthcare Corp. (a)	14,385	955,739
Tivity Health, Inc. (a)	5,045	116,338
UnitedHealth Group, Inc.	125,688	49,111,329
Universal Health Services, Inc. Class B	10,355	1,432,821
US Physical Therapy, Inc.	1,881	208,039
		138,195,645
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	21,784	291,252
Cerner Corp.	40,858	2,881,306
Computer Programs & Systems, Inc. (a)	1,754	62,197
HealthStream, Inc. (a)	4,546	129,925
NextGen Healthcare, Inc. (a)	7,360	103,776
Omnicell, Inc. (a)	4,764	707,120
Simulations Plus, Inc. (b)	1,690	66,755

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a)	2,220	$58,186
		4,300,517
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc. (a)	3,952	165,035
Bloomin' Brands, Inc. (a) (b)	11,656	291,400
Booking Holdings, Inc. (a)	5,455	12,949,461
Boyd Gaming Corp. (a)	10,890	688,901
Brinker International, Inc. (a)	5,149	252,558
Caesars Entertainment, Inc. (a)	27,566	3,095,110
Carnival Corp. (a)	100,062	2,502,551
Cheesecake Factory, Inc. (a)	5,585	262,495
Chipotle Mexican Grill, Inc. (a)	3,686	6,699,379
Choice Hotels International, Inc.	3,962	500,678
Churchill Downs, Inc.	4,748	1,139,900
Chuy's Holdings, Inc. (a)	2,652	83,618
Cracker Barrel Old Country Store, Inc. (b)	3,338	466,786
Darden Restaurants, Inc.	17,264	2,614,978
Dave & Buster's Entertainment, Inc. (a)	4,571	175,206
Dine Brands Global, Inc. (a)	1,894	153,812
Domino's Pizza, Inc.	5,167	2,464,452
El Pollo Loco Holdings, Inc. (a)	2,501	42,267
Expedia Group, Inc. (a)	18,164	2,977,080
Fiesta Restaurant Group, Inc. (a)	2,404	26,348
Hilton Worldwide Holdings, Inc. (a)	37,119	4,903,791
Jack in the Box, Inc.	3,135	305,130
Las Vegas Sands Corp. (a)	44,050	1,612,230
Marriott International, Inc. Class A (a)	35,600	5,272,004
Marriott Vacations Worldwide Corp.	4,775	751,251
McDonald's Corp.	99,611	24,017,208
MGM Resorts International	53,182	2,294,803
Monarch Casino & Resort, Inc. (a)	2,006	134,382
Norwegian Cruise Line Holdings, Ltd. (a)	42,744	1,141,692
Papa John's International, Inc.	5,213	661,999
Penn National Gaming, Inc. (a)	19,834	1,437,172
Red Robin Gourmet Burgers, Inc. (a) (b)	3,972	91,594
Royal Caribbean Cruises, Ltd. (a) (b)	30,560	2,718,312
Ruth's Hospitality Group, Inc. (a)	4,658	96,467
Scientific Games Corp. Class A (a)	7,659	636,233
Shake Shack, Inc. Class A (a)	4,258	334,083
Six Flags Entertainment Corp. (a)	10,049	427,082
Starbucks Corp.	156,865	17,303,778
Texas Roadhouse, Inc.	8,791	802,882
Travel + Leisure Co.	12,069	658,123
Security Description	Shares	Value
Wendy's Co.	24,366	$528,255
Wingstop, Inc.	4,082	669,162
Wyndham Hotels & Resorts, Inc.	12,730	982,629
Wynn Resorts, Ltd. (a)	13,357	1,132,006
Yum! Brands, Inc.	40,298	4,928,848
		111,393,131
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,150	272,251
Century Communities, Inc.	2,507	154,055
D.R. Horton, Inc.	44,293	3,719,283
Ethan Allen Interiors, Inc.	4,281	101,460
Garmin, Ltd.	20,000	3,109,200
Helen of Troy, Ltd. (a)	3,500	786,380
Installed Building Products, Inc.	2,730	292,520
iRobot Corp. (a) (b)	3,800	298,300
KB Home	12,173	473,773
La-Z-Boy, Inc.	6,348	204,596
Leggett & Platt, Inc.	17,735	795,237
Lennar Corp. Class A	36,661	3,434,402
LGI Homes, Inc. (a)	2,241	318,020
M/I Homes, Inc. (a)	2,628	151,898
MDC Holdings, Inc.	7,584	354,324
Meritage Homes Corp. (a)	4,977	482,769
Mohawk Industries, Inc. (a)	8,139	1,443,859
Newell Brands, Inc.	51,641	1,143,332
NVR, Inc. (a)	449	2,152,542
PulteGroup, Inc.	35,553	1,632,594
Taylor Morrison Home Corp. (a)	17,455	449,990
Tempur Sealy International, Inc.	25,360	1,176,958
Toll Brothers, Inc.	15,629	864,127
TopBuild Corp. (a)	4,468	915,091
Tri Pointe Homes, Inc. (a)	17,550	368,901
Tupperware Brands Corp. (a) (b)	6,639	140,216
Universal Electronics, Inc. (a)	1,857	91,457
Whirlpool Corp.	8,488	1,730,364
		27,057,899
HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (a)	1,813	87,024
Central Garden & Pet Co. Class A (a)	5,400	232,200
Church & Dwight Co., Inc.	33,111	2,733,975
Clorox Co.	16,776	2,778,274
Colgate-Palmolive Co.	111,845	8,453,245
Energizer Holdings, Inc.	7,801	304,629
Kimberly-Clark Corp.	45,620	6,041,913
Procter & Gamble Co.	325,185	45,460,863
WD-40 Co.	1,892	437,960
		66,530,083
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	90,035	2,055,499

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	76,520	$13,423,139
General Electric Co.	144,972	14,936,465
Honeywell International, Inc.	92,112	19,553,535
Raven Industries, Inc. (a)	4,744	273,302
Roper Technologies, Inc.	14,068	6,276,157
		54,462,598
INSURANCE — 2.1%
Aflac, Inc.	87,217	4,546,622
Alleghany Corp. (a)	1,964	1,226,341
Allstate Corp.	40,610	5,170,059
Ambac Financial Group, Inc. (a)	6,330	90,646
American Equity Investment Life Holding Co.	11,859	350,671
American Financial Group, Inc.	9,468	1,191,358
American International Group, Inc.	115,446	6,336,831
AMERISAFE, Inc.	2,394	134,447
Aon PLC Class A	30,555	8,731,702
Arthur J Gallagher & Co.	25,792	3,833,981
Assurant, Inc.	8,123	1,281,403
Assured Guaranty, Ltd.	10,971	513,552
Brighthouse Financial, Inc. (a)	12,025	543,891
Brown & Brown, Inc.	30,519	1,692,279
Chubb, Ltd.	60,454	10,487,560
Cincinnati Financial Corp.	20,412	2,331,459
CNO Financial Group, Inc.	18,879	444,412
eHealth, Inc. (a) (b)	2,596	105,138
Employers Holdings, Inc.	4,676	184,655
Everest Re Group, Ltd.	5,543	1,390,073
First American Financial Corp.	14,312	959,620
Genworth Financial, Inc. Class A (a)	62,586	234,697
Globe Life, Inc.	13,027	1,159,794
Hanover Insurance Group, Inc.	5,074	657,692
Hartford Financial Services Group, Inc.	47,908	3,365,537
HCI Group, Inc.	827	91,607
Horace Mann Educators Corp.	4,930	196,165
James River Group Holdings, Ltd.	4,200	158,466
Kemper Corp.	7,525	502,595
Kinsale Capital Group, Inc.	2,361	381,774
Lincoln National Corp.	24,339	1,673,306
Loews Corp.	31,248	1,685,205
Marsh & McLennan Cos., Inc.	67,976	10,293,606
Mercury General Corp.	3,592	199,967
MetLife, Inc.	98,587	6,085,775
Old Republic International Corp. (a)	38,779	896,958
Palomar Holdings, Inc. (a)	2,391	193,264
Primerica, Inc.	5,458	838,513
Principal Financial Group, Inc.	34,148	2,199,131
ProAssurance Corp.	8,835	210,096
Progressive Corp.	78,402	7,086,757
Prudential Financial, Inc.	52,937	5,568,972
Security Description	Shares	Value
Reinsurance Group of America, Inc.	8,986	$999,782
RenaissanceRe Holdings, Ltd.	6,100	850,340
RLI Corp.	5,470	548,477
Safety Insurance Group, Inc.	2,282	180,848
Selective Insurance Group, Inc.	7,303	551,596
Selectquote, Inc. (a) (b)	5,876	75,977
SiriusPoint, Ltd. (a)	11,305	104,684
Stewart Information Services Corp.	2,631	166,437
Travelers Cos., Inc.	33,851	5,145,690
Trupanion, Inc. (a)	4,112	319,379
United Fire Group, Inc.	2,450	56,595
Universal Insurance Holdings, Inc.	4,641	60,519
Unum Group	27,960	700,678
Willis Towers Watson PLC	17,300	4,021,558
WR Berkley Corp.	19,115	1,398,836
		110,407,973
INTERACTIVE MEDIA & SERVICES — 6.2%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	40,095	107,194,785
Alphabet, Inc. Class C (a)	37,555	100,095,717
Facebook, Inc. Class A (a)	318,770	108,187,350
Match Group, Inc. (a)	36,918	5,795,757
QuinStreet, Inc. (a)	6,406	112,489
TripAdvisor, Inc. (a)	13,149	445,094
Twitter, Inc. (a)	105,921	6,396,569
Yelp, Inc. (a)	7,341	273,379
		328,501,204
INTERNET & DIRECT MARKETING RETAIL — 3.8%
Amazon.com, Inc. (a)	58,004	190,545,460
eBay, Inc.	87,476	6,094,453
Etsy, Inc. (a)	16,400	3,410,544
Liquidity Services, Inc. (a)	3,594	77,666
PetMed Express, Inc. (b)	2,425	65,160
Shutterstock, Inc.	2,759	312,650
Stamps.com, Inc. (a)	2,182	719,602
		201,225,535
IT SERVICES — 4.6%
Accenture PLC Class A	84,655	27,082,828
Akamai Technologies, Inc. (a)	22,130	2,314,577
Alliance Data Systems Corp.	5,644	569,423
Automatic Data Processing, Inc.	57,398	11,475,008
BM Technologies, Inc. (a)	676	6,016
Broadridge Financial Solutions, Inc.	15,459	2,576,088
Cognizant Technology Solutions Corp. Class A	71,563	5,310,690
Concentrix Corp.	5,677	1,004,829
CSG Systems International, Inc.	4,696	226,347
DXC Technology Co. (a)	34,862	1,171,712
EVERTEC, Inc.	8,158	372,984
ExlService Holdings, Inc. (a)	4,586	564,628

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc.	83,015	$10,101,265
Fiserv, Inc. (a)	80,384	8,721,664
FleetCor Technologies, Inc. (a)	11,230	2,934,062
Gartner, Inc. (a)	12,127	3,685,153
Genpact, Ltd.	23,350	1,109,358
Global Payments, Inc.	38,931	6,134,747
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	118,205	16,422,221
Jack Henry & Associates, Inc. (b)	10,389	1,704,419
LiveRamp Holdings, Inc. (a)	8,955	422,945
Mastercard, Inc. Class A	116,460	40,490,813
MAXIMUS, Inc.	8,523	709,114
Paychex, Inc.	42,722	4,804,089
PayPal Holdings, Inc. (a)	156,526	40,729,630
Perficient, Inc. (a)	4,445	514,286
Sabre Corp. (a) (b)	38,300	453,472
TTEC Holdings, Inc.	2,335	218,393
Unisys Corp. (a)	11,844	297,758
VeriSign, Inc. (a)	13,446	2,756,564
Visa, Inc. Class A	225,445	50,217,874
Western Union Co.	55,824	1,128,761
WEX, Inc. (a)	5,954	1,048,738
		247,280,456
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	10,644	1,014,054
Callaway Golf Co. (a) (b)	12,928	357,201
Hasbro, Inc.	17,443	1,556,264
Mattel, Inc. (a)	47,348	878,779
Polaris, Inc.	7,863	940,886
Sturm Ruger & Co., Inc. (b)	2,364	174,416
Vista Outdoor, Inc. (a)	7,988	321,996
YETI Holdings, Inc. (a)	10,020	858,614
		6,102,210
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	40,823	6,430,847
Bio-Rad Laboratories, Inc. Class A (a)	2,715	2,025,254
Bio-Techne Corp.	5,200	2,519,764
Charles River Laboratories International, Inc. (a)	6,916	2,854,026
ICON PLC (a)	9	2,358
Illumina, Inc. (a)	19,585	7,943,872
IQVIA Holdings, Inc. (a)	25,459	6,098,449
Medpace Holdings, Inc. (a)	3,737	707,339
Mettler-Toledo International, Inc. (a)	3,072	4,231,250
NeoGenomics, Inc. (a)	16,449	793,500
PerkinElmer, Inc.	14,868	2,576,476
Repligen Corp. (a)	6,462	1,867,453
Syneos Health, Inc. (a)	14,795	1,294,267
Thermo Fisher Scientific, Inc.	52,194	29,819,998
Security Description	Shares	Value
Waters Corp. (a)	8,389	$2,997,390
		72,162,243
MACHINERY — 1.8%
AGCO Corp.	8,314	1,018,714
Alamo Group, Inc.	1,323	184,598
Albany International Corp. Class A	4,258	327,312
Astec Industries, Inc.	2,427	130,597
Barnes Group, Inc.	6,807	284,056
Caterpillar, Inc.	71,981	13,818,193
Chart Industries, Inc. (a)	4,749	907,581
CIRCOR International, Inc. (a)	2,324	76,715
Colfax Corp. (a)	13,620	625,158
Crane Co.	6,739	638,925
Cummins, Inc.	19,757	4,436,632
Deere & Co.	37,786	12,660,955
Donaldson Co., Inc.	17,145	984,294
Dover Corp.	19,356	3,009,858
Enerpac Tool Group Corp.	8,748	181,346
EnPro Industries, Inc.	2,804	244,284
ESCO Technologies, Inc.	3,542	272,734
Federal Signal Corp.	8,265	319,194
Flowserve Corp.	18,237	632,277
Fortive Corp.	45,139	3,185,459
Franklin Electric Co., Inc.	5,294	422,726
Graco, Inc.	22,716	1,589,439
Greenbrier Cos., Inc.	4,488	192,939
Hillenbrand, Inc.	10,184	434,348
IDEX Corp.	10,305	2,132,620
Illinois Tool Works, Inc.	38,573	7,970,339
Ingersoll Rand, Inc. (a)	48,377	2,438,685
ITT, Inc.	11,833	1,015,745
John Bean Technologies Corp.	4,318	606,895
Kennametal, Inc.	11,369	389,161
Lincoln Electric Holdings, Inc.	8,054	1,037,275
Lindsay Corp.	1,482	224,953
Lydall, Inc. (a)	2,278	141,441
Meritor, Inc. (a)	9,980	212,674
Middleby Corp. (a)	7,644	1,303,378
Mueller Industries, Inc.	8,128	334,061
Nordson Corp.	6,561	1,562,502
Oshkosh Corp.	9,348	956,955
Otis Worldwide Corp.	54,363	4,472,988
PACCAR, Inc.	46,240	3,649,261
Parker-Hannifin Corp.	17,302	4,837,985
Pentair PLC	22,600	1,641,438
Proto Labs, Inc. (a)	3,630	241,758
Snap-on, Inc.	7,294	1,524,081
SPX Corp. (a)	6,162	329,359
SPX FLOW, Inc.	5,842	427,050
Standex International Corp.	2,063	204,051
Stanley Black & Decker, Inc.	21,282	3,730,947
Tennant Co.	2,354	174,078
Terex Corp.	9,958	419,232
Timken Co.	9,307	608,864
Titan International, Inc. (a)	9,105	65,192

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Toro Co.	14,549	$1,417,218
Trinity Industries, Inc. (b)	11,495	312,319
Wabash National Corp.	7,935	120,057
Watts Water Technologies, Inc. Class A	3,808	640,087
Westinghouse Air Brake Technologies Corp.	23,949	2,064,643
Woodward, Inc.	7,744	876,621
Xylem, Inc.	24,099	2,980,564
		97,642,811
MARINE — 0.0% (e)
Kirby Corp. (a)	7,284	349,341
Matson, Inc.	5,922	477,964
		827,305
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	3,681	171,498
Cable One, Inc.	776	1,406,989
Charter Communications, Inc. Class A (a) (b)	18,153	13,207,397
Comcast Corp. Class A	610,137	34,124,963
Discovery, Inc. Class A (a) (b)	21,846	554,452
Discovery, Inc. Class C (a)	39,534	959,490
DISH Network Corp. Class A (a)	33,791	1,468,557
EW Scripps Co. Class A	9,271	167,434
Fox Corp. Class A	45,037	1,806,434
Fox Corp. Class B	20,641	766,194
Gannett Co., Inc. (a)	12,277	82,010
Interpublic Group of Cos., Inc.	52,985	1,942,960
John Wiley & Sons, Inc. Class A	5,944	310,336
Meredith Corp. (a)	6,829	380,375
New York Times Co. Class A	18,901	931,252
News Corp. Class A	53,150	1,250,620
News Corp. Class B	16,513	383,597
Omnicom Group, Inc.	28,690	2,078,877
Scholastic Corp.	4,632	165,131
Taptica International, Ltd. (a)	1,016	9,288
TechTarget, Inc. (a)	3,279	270,255
TEGNA, Inc.	29,836	588,366
ViacomCBS, Inc. Class B	75,196	2,970,994
		65,997,469
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	17,753	295,232
Arconic Corp. (a) (b)	13,258	418,157
Carpenter Technology Corp.	6,942	227,281
Century Aluminum Co. (a) (b)	7,027	94,513
Cleveland-Cliffs, Inc. (a) (b)	66,938	1,326,042
Commercial Metals Co.	16,311	496,833
Compass Minerals International, Inc.	4,702	302,809
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	929	—
Freeport-McMoRan, Inc.	194,716	6,334,112
Haynes International, Inc.	2,239	83,403
Kaiser Aluminum Corp.	2,364	257,582
Security Description	Shares	Value
Materion Corp.	2,418	$165,972
Newmont Corp.	107,611	5,843,277
Nucor Corp.	40,319	3,971,018
Olympic Steel, Inc.	2,191	53,373
Reliance Steel & Aluminum Co.	8,620	1,227,660
Royal Gold, Inc.	8,814	841,649
Steel Dynamics, Inc.	27,110	1,585,393
SunCoke Energy, Inc.	3,106	19,506
TimkenSteel Corp. (a) (b)	2,243	29,338
United States Steel Corp. (b)	28,027	615,753
Warrior Met Coal, Inc.	4,868	113,278
Worthington Industries, Inc. (b)	4,952	260,970
		24,563,151
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	16,187	240,053
ARMOUR Residential REIT, Inc. (b)	7,381	79,567
Capstead Mortgage Corp. REIT	13,253	88,663
Ellington Financial, Inc. REIT (b)	5,792	105,936
Granite Point Mortgage Trust, Inc. REIT	6,201	81,667
Invesco Mortgage Capital, Inc. REIT (b)	21,732	68,456
KKR Real Estate Finance Trust, Inc. REIT (b)	5,049	106,534
New York Mortgage Trust, Inc. REIT	44,208	188,326
PennyMac Mortgage Investment Trust REIT (b)	13,871	273,120
Ready Capital Corp. REIT	8,277	119,437
Redwood Trust, Inc. REIT	15,450	199,150
Two Harbors Investment Corp. REIT (b)	36,532	231,613
		1,782,522
MULTI-UTILITIES — 0.7%
Ameren Corp.	33,129	2,683,449
Avista Corp.	9,376	366,789
Black Hills Corp.	8,320	522,163
CenterPoint Energy, Inc.	69,422	1,707,781
CMS Energy Corp.	38,228	2,283,359
Consolidated Edison, Inc.	46,104	3,346,689
Dominion Energy, Inc.	106,066	7,744,939
DTE Energy Co.	25,836	2,886,140
MDU Resources Group, Inc.	27,481	815,361
NiSource, Inc.	51,981	1,259,500
NorthWestern Corp.	7,043	403,564
Public Service Enterprise Group, Inc.	67,672	4,121,225
Sempra Energy	42,795	5,413,568
Unitil Corp.	1,971	84,319
WEC Energy Group, Inc.	42,091	3,712,426
		37,351,272

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	5,179	$224,561
Dollar General Corp.	30,879	6,550,671
Dollar Tree, Inc. (a)	31,400	3,005,608
Kohl's Corp.	21,444	1,009,798
Macy's, Inc.	42,281	955,551
Nordstrom, Inc. (a) (b)	14,727	389,529
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,156	431,364
Target Corp.	66,141	15,131,076
		27,698,158
OIL, GAS & CONSUMABLE FUELS — 2.5%
Antero Midstream Corp. (b)	39,007	406,453
APA Corp.	51,408	1,101,673
Battalion Oil Corp. (a)	52	506
Bonanza Creek Energy, Inc. (b)	2,422	116,014
Cabot Oil & Gas Corp.	54,522	1,186,399
Callon Petroleum Co. (a) (b)	5,621	275,879
Chevron Corp.	257,237	26,096,694
Cimarex Energy Co.	14,367	1,252,802
CNX Resources Corp. (a) (b)	30,505	384,973
ConocoPhillips	181,287	12,285,820
CONSOL Energy, Inc. (a) (b)	4,663	121,331
Devon Energy Corp.	81,738	2,902,516
Diamondback Energy, Inc.	23,362	2,211,681
Dorian LPG, Ltd.	4,723	58,612
DTE Midstream LLC (a)	12,865	594,878
EOG Resources, Inc.	77,916	6,254,317
EQT Corp. (a)	39,396	806,042
Equitrans Midstream Corp.	54,259	550,186
Exxon Mobil Corp.	564,972	33,231,653
Green Plains, Inc. (a) (b)	6,785	221,530
Hess Corp.	35,883	2,802,821
HollyFrontier Corp.	20,432	676,912
Kinder Morgan, Inc.	260,192	4,353,012
Laredo Petroleum, Inc. (a) (b)	1,512	122,578
Marathon Oil Corp.	109,316	1,494,350
Marathon Petroleum Corp.	86,769	5,363,192
Matador Resources Co.	14,544	553,254
Murphy Oil Corp. (b)	19,967	498,576
Occidental Petroleum Corp.	112,317	3,322,337
ONEOK, Inc.	57,614	3,341,036
Par Pacific Holdings, Inc. (a)	6,970	109,568
PBF Energy, Inc. Class A (a)	16,058	208,272
PDC Energy, Inc.	13,374	633,794
Penn Virginia Corp. (a) (b)	2,281	60,834
Phillips 66	58,298	4,082,609
Pioneer Natural Resources Co.	31,666	5,272,706
Range Resources Corp. (a)	36,423	824,253
Renewable Energy Group, Inc. (a) (b)	4,942	248,088
REX American Resources Corp. (a)	142	11,342
SM Energy Co.	16,028	422,819
Southwestern Energy Co. (a) (b)	88,470	490,124
Security Description	Shares	Value
Talos Energy, Inc. (a) (b)	2,724	$37,510
Targa Resources Corp.	30,415	1,496,722
Valero Energy Corp.	54,492	3,845,500
Williams Cos., Inc.	162,118	4,205,341
World Fuel Services Corp.	8,528	286,711
		134,824,220
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a) (b)	2,273	87,124
Domtar Corp. (a) (b)	7,412	404,251
Glatfelter Corp.	6,940	97,854
Louisiana-Pacific Corp.	14,820	909,503
Mercer International, Inc.	4,848	56,188
Neenah, Inc.	2,362	110,093
Schweitzer-Mauduit International, Inc.	4,458	154,514
		1,819,527
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	37,868	297,642
Edgewell Personal Care Co.	7,502	272,323
elf Beauty, Inc. (a)	5,144	149,433
Estee Lauder Cos., Inc. Class A	30,328	9,096,277
Inter Parfums, Inc.	2,342	175,111
Medifast, Inc.	1,579	304,179
Nu Skin Enterprises, Inc. Class A	6,965	281,873
USANA Health Sciences, Inc. (a)	1,658	152,868
		10,729,706
PHARMACEUTICALS — 3.4%
Amphastar Pharmaceuticals, Inc. (a)	4,712	89,575
ANI Pharmaceuticals, Inc. (a)	306	10,043
Bristol-Myers Squibb Co.	296,830	17,563,431
Cara Therapeutics, Inc. (a) (b)	5,643	87,184
Catalent, Inc. (a)	22,386	2,978,905
Collegium Pharmaceutical, Inc. (a)	290	5,725
Corcept Therapeutics, Inc. (a)	14,218	279,810
Elanco Animal Health, Inc. (a) (f)	6,058	—
Eli Lilly & Co.	106,082	24,510,246
Endo International PLC (a) (b)	28,350	91,854
Innoviva, Inc. (a)	8,325	139,111
Jazz Pharmaceuticals PLC (a)	7,588	988,033
Johnson & Johnson	351,891	56,830,396
Merck & Co., Inc.	338,015	25,388,307
Nektar Therapeutics (a)	25,741	462,308
Organon & Co.	33,807	1,108,532
Pacira BioSciences, Inc. (a)	5,979	334,824
Perrigo Co. PLC	18,800	889,804
Pfizer, Inc.	742,782	31,947,054
Phibro Animal Health Corp. Class A	2,432	52,385
Prestige Consumer Healthcare, Inc. (a)	7,163	401,916

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	6,950	$185,357
Viatris, Inc.	161,251	2,184,951
Zoetis, Inc.	63,661	12,359,147
		178,888,898
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	6,884	778,856
CACI International, Inc. Class A (a)	3,481	912,370
Equifax, Inc.	16,222	4,110,979
Exponent, Inc.	6,989	790,805
Forrester Research, Inc. (a)	2,123	104,579
FTI Consulting, Inc. (a)	4,432	596,990
Heidrick & Struggles International, Inc.	2,576	114,967
IHS Markit, Ltd.	49,856	5,814,207
Insperity, Inc.	4,774	528,673
Jacobs Engineering Group, Inc.	17,666	2,341,275
KBR, Inc.	19,344	762,154
Kelly Services, Inc. Class A	4,600	86,848
Korn Ferry	7,206	521,426
Leidos Holdings, Inc.	18,187	1,748,316
ManpowerGroup, Inc.	7,912	856,711
ManTech International Corp. Class A	2,742	208,173
Nielsen Holdings PLC	48,605	932,730
Resources Connection, Inc.	4,532	71,515
Robert Half International, Inc.	15,612	1,566,352
Science Applications International Corp.	7,518	643,240
TrueBlue, Inc. (a)	6,524	176,670
Verisk Analytics, Inc.	21,763	4,358,476
		28,026,312
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	44,763	4,358,126
Jones Lang LaSalle, Inc. (a)	6,982	1,732,164
Marcus & Millichap, Inc. (a)	3,183	129,294
RE/MAX Holdings, Inc. Class A	2,614	81,452
Realogy Holdings Corp. (a) (b)	17,229	302,197
St. Joe Co.	4,233	178,209
		6,781,442
ROAD & RAIL — 0.9%
ArcBest Corp.	3,784	309,418
Avis Budget Group, Inc. (a) (b)	7,066	823,260
CSX Corp.	307,348	9,140,529
Heartland Express, Inc.	7,054	113,005
JB Hunt Transport Services, Inc.	11,413	1,908,482
Kansas City Southern	12,479	3,377,317
Knight-Swift Transportation Holdings, Inc.	15,040	769,296
Landstar System, Inc.	5,285	834,079
Marten Transport, Ltd.	7,330	115,008
Norfolk Southern Corp.	33,986	8,131,150
Old Dominion Freight Line, Inc.	12,793	3,658,542
Ryder System, Inc.	7,296	603,452
Security Description	Shares	Value
Saia, Inc. (a)	3,542	$843,102
Union Pacific Corp.	89,383	17,519,962
Werner Enterprises, Inc.	7,240	320,515
XPO Logistics, Inc. (a)	12,513	995,784
		49,462,901
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Micro Devices, Inc. (a)	160,734	16,539,529
Amkor Technology, Inc.	14,208	354,490
Analog Devices, Inc.	72,124	12,079,328
Applied Materials, Inc.	122,383	15,754,364
Axcelis Technologies, Inc. (a)	2,630	123,689
Broadcom, Inc.	54,063	26,216,771
Brooks Automation, Inc.	10,095	1,033,223
CEVA, Inc. (a)	2,665	113,716
Cirrus Logic, Inc. (a)	7,869	648,012
CMC Materials, Inc.	3,956	487,498
Cohu, Inc. (a)	5,347	170,783
Diodes, Inc. (a)	4,754	430,665
DSP Group, Inc. (a)	2,133	46,734
Enphase Energy, Inc. (a)	16,957	2,543,041
First Solar, Inc. (a)	11,583	1,105,713
FormFactor, Inc. (a)	10,459	390,434
Ichor Holdings, Ltd. (a)	2,241	92,083
Intel Corp.	539,544	28,746,904
KLA Corp.	20,660	6,910,977
Kulicke & Soffa Industries, Inc.	8,518	496,429
Lam Research Corp.	18,909	10,762,057
Lattice Semiconductor Corp. (a)	18,220	1,177,923
MaxLinear, Inc. (a)	9,364	461,177
Microchip Technology, Inc.	35,403	5,434,006
Micron Technology, Inc.	149,232	10,592,487
MKS Instruments, Inc.	7,046	1,063,312
Monolithic Power Systems, Inc.	5,534	2,682,219
NVIDIA Corp.	332,958	68,975,579
NXP Semiconductors NV	36,855	7,218,789
Onto Innovation, Inc. (a)	6,155	444,699
PDF Solutions, Inc. (a)	4,253	97,989
Photronics, Inc. (a)	9,015	122,874
Power Integrations, Inc.	6,620	655,314
Qorvo, Inc. (a)	15,284	2,555,332
QUALCOMM, Inc.	151,136	19,493,521
Rambus, Inc. (a)	16,348	362,926
Semtech Corp. (a)	8,820	687,695
Silicon Laboratories, Inc. (a)	6,015	843,062
Skyworks Solutions, Inc.	22,193	3,656,963
SMART Global Holdings, Inc. (a)	1,827	81,301
SolarEdge Technologies, Inc. (a)	6,778	1,797,661
Synaptics, Inc. (a)	4,649	835,565
Teradyne, Inc.	22,217	2,425,430
Texas Instruments, Inc.	122,633	23,571,289
Ultra Clean Holdings, Inc. (a)	4,888	208,229
Universal Display Corp.	5,845	999,261

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Veeco Instruments, Inc. (a)	6,700	$148,807
Wolfspeed, Inc. (a)	14,278	1,152,663
Xilinx, Inc.	32,800	4,952,472
		287,744,985
SOFTWARE — 8.8%
8x8, Inc. (a) (b)	14,152	331,015
ACI Worldwide, Inc. (a)	15,930	489,529
Adobe, Inc. (a)	63,646	36,642,275
Agilysys, Inc. (a)	2,471	129,382
Alarm.com Holdings, Inc. (a)	5,591	437,160
ANSYS, Inc. (a)	11,497	3,914,154
Aspen Technology, Inc. (a)	9,020	1,107,656
Autodesk, Inc. (a)	29,502	8,413,085
Blackbaud, Inc. (a)	6,894	484,993
Bottomline Technologies DE, Inc. (a)	4,950	194,436
Cadence Design Systems, Inc. (a)	37,277	5,645,229
CDK Global, Inc.	16,650	708,457
Cerence, Inc. (a) (b)	5,023	482,761
Ceridian HCM Holding, Inc. (a)	17,785	2,002,947
Citrix Systems, Inc.	15,458	1,659,725
CommVault Systems, Inc. (a)	6,727	506,610
Digital Turbine, Inc. (a) (b)	10,391	714,381
Ebix, Inc. (b)	3,864	104,057
Envestnet, Inc. (a)	7,244	581,259
Fair Isaac Corp. (a)	3,908	1,555,110
Fortinet, Inc. (a)	18,030	5,265,481
InterDigital, Inc.	4,104	278,333
Intuit, Inc.	36,454	19,667,298
J2 Global, Inc. (a)	5,404	738,294
LivePerson, Inc. (a) (b)	8,446	497,892
Manhattan Associates, Inc. (a)	8,547	1,307,947
Microsoft Corp.	1,000,392	282,030,513
Mimecast, Ltd. (a)	7,896	502,186
NCR Corp. (a) (b)	17,685	685,471
NortonLifeLock, Inc.	79,473	2,010,667
OneSpan, Inc. (a)	4,631	86,970
Oracle Corp.	219,253	19,103,514
Paycom Software, Inc. (a)	6,500	3,222,375
Paylocity Holding Corp. (a)	4,973	1,394,429
Progress Software Corp.	6,406	315,111
PTC, Inc. (a)	14,306	1,713,716
Qualys, Inc. (a)	4,545	505,813
SailPoint Technologies Holding, Inc. (a)	12,318	528,196
salesforce.com, Inc. (a)	128,739	34,916,592
ServiceNow, Inc. (a)	26,228	16,320,898
SPS Commerce, Inc. (a)	4,700	758,157
Synopsys, Inc. (a)	20,390	6,104,970
Teradata Corp. (a)	14,575	835,876
Tyler Technologies, Inc. (a)	5,308	2,434,514
Vonage Holdings Corp. (a)	31,681	510,698
Xperi Holding Corp.	12,727	239,777
		468,079,909
Security Description	Shares	Value
SPECIALTY RETAIL — 2.4%
Aaron's Co., Inc.	5,364	$147,725
Abercrombie & Fitch Co. Class A (a)	6,958	261,830
Advance Auto Parts, Inc.	9,187	1,919,072
American Eagle Outfitters, Inc. (b)	21,162	545,980
America's Car-Mart, Inc. (a) (b)	900	105,102
Asbury Automotive Group, Inc. (a)	2,589	509,360
AutoNation, Inc. (a) (b)	8,014	975,785
AutoZone, Inc. (a)	2,836	4,815,500
Barnes & Noble Education, Inc. (a)	4,001	39,970
Bath & Body Works, Inc.	31,910	2,011,287
Bed Bath & Beyond, Inc. (a) (b)	17,222	297,510
Best Buy Co., Inc.	30,772	3,252,908
Boot Barn Holdings, Inc. (a)	2,397	213,021
Buckle, Inc.	3,895	154,203
Caleres, Inc.	6,880	152,874
CarMax, Inc. (a)	22,305	2,854,148
Cato Corp. Class A	5,013	82,915
Chico's FAS, Inc. (a) (b)	32,671	146,693
Children's Place, Inc. (a) (b)	2,451	184,462
Conn's, Inc. (a) (b)	2,610	59,586
Designer Brands, Inc. Class A (a) (b)	11,463	159,680
Dick's Sporting Goods, Inc.	8,820	1,056,371
Five Below, Inc. (a)	7,273	1,285,939
Foot Locker, Inc.	13,969	637,825
GameStop Corp. Class A (a)	7,687	1,348,838
Gap, Inc. (b)	28,191	639,936
Genesco, Inc. (a) (b)	1,947	112,400
Group 1 Automotive, Inc.	2,362	443,773
Guess?, Inc.	5,032	105,722
Haverty Furniture Cos., Inc. (b)	2,369	79,859
Hibbett, Inc. (b)	2,268	160,438
Home Depot, Inc.	141,286	46,378,542
Lithia Motors, Inc.	3,805	1,206,337
Lowe's Cos., Inc.	94,255	19,120,569
Lumber Liquidators Holdings, Inc. (a) (b)	3,951	73,805
MarineMax, Inc. (a)	2,502	121,397
Monro, Inc.	4,806	276,393
Murphy USA, Inc.	3,317	554,801
ODP Corp. (a)	6,060	243,370
O'Reilly Automotive, Inc. (a)	9,211	5,628,474
Rent-A-Center, Inc.	4,998	280,938
RH (a)	2,135	1,423,853
Ross Stores, Inc.	47,733	5,195,737
Sally Beauty Holdings, Inc. (a)	18,301	308,372
Shoe Carnival, Inc.	3,668	118,917
Signet Jewelers, Ltd.	7,050	556,668
Sleep Number Corp. (a)	3,832	358,215
Sonic Automotive, Inc. Class A (b)	3,375	177,322
TJX Cos., Inc.	160,829	10,611,497

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	15,866	$3,214,610
Ulta Beauty, Inc. (a)	7,533	2,718,810
Urban Outfitters, Inc. (a)	9,159	271,931
Victoria's Secret & Co. (a)	10,635	587,690
Williams-Sonoma, Inc.	10,355	1,836,252
Zumiez, Inc. (a) (b)	2,758	109,658
		126,134,870
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
3D Systems Corp. (a) (b)	18,454	508,777
Apple, Inc.	2,093,109	296,174,923
Diebold Nixdorf, Inc. (a) (b)	11,279	114,031
Hewlett Packard Enterprise Co.	172,083	2,452,183
HP, Inc.	163,594	4,475,932
NetApp, Inc.	30,392	2,727,986
Seagate Technology Holdings PLC	26,800	2,211,536
Western Digital Corp. (a)	41,333	2,332,834
Xerox Holdings Corp.	22,251	448,803
		311,447,005
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	20,570	995,794
Carter's, Inc.	6,096	592,775
Columbia Sportswear Co.	4,322	414,221
Crocs, Inc. (a)	9,189	1,318,438
Deckers Outdoor Corp. (a)	3,818	1,375,244
Fossil Group, Inc. (a) (b)	9,024	106,934
G-III Apparel Group, Ltd. (a)	6,899	195,242
Hanesbrands, Inc.	46,488	797,734
Kontoor Brands, Inc. (b)	6,392	319,280
Movado Group, Inc.	2,342	73,750
NIKE, Inc. Class B	170,737	24,796,135
Oxford Industries, Inc.	2,342	211,178
PVH Corp. (a)	9,714	998,502
Ralph Lauren Corp.	6,764	751,075
Skechers U.S.A., Inc. Class A (a)	17,067	718,862
Steven Madden, Ltd.	10,575	424,692
Tapestry, Inc.	37,770	1,398,245
Under Armour, Inc. Class A (a)	26,973	544,315
Under Armour, Inc. Class C (a)	26,537	464,928
Unifi, Inc. (a)	2,339	51,294
Vera Bradley, Inc. (a)	2,845	26,771
VF Corp.	42,677	2,858,932
Wolverine World Wide, Inc.	11,047	329,642
		39,763,983
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	7,284	375,417
Capitol Federal Financial, Inc.	17,624	202,500
Essent Group, Ltd.	13,892	611,387
Flagstar Bancorp, Inc.	6,713	340,886
HomeStreet, Inc.	3,617	148,840
Meta Financial Group, Inc.	4,740	248,755
MGIC Investment Corp.	46,088	689,477
Security Description	Shares	Value
Mr Cooper Group, Inc. (a)	9,761	$401,860
New York Community Bancorp, Inc.	64,111	825,109
NMI Holdings, Inc. Class A (a)	7,315	165,392
Northfield Bancorp, Inc.	7,158	122,831
Northwest Bancshares, Inc.	14,710	195,349
Provident Financial Services, Inc.	9,505	223,082
TrustCo Bank Corp.	2,726	87,150
Walker & Dunlop, Inc.	3,958	449,233
Washington Federal, Inc.	10,871	372,984
WSFS Financial Corp.	6,690	343,264
		5,803,516
TOBACCO — 0.6%
Altria Group, Inc.	248,894	11,329,655
Philip Morris International, Inc.	208,080	19,723,903
Universal Corp.	1,942	93,857
Vector Group, Ltd.	16,128	205,632
		31,353,047
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	5,310	478,590
Boise Cascade Co.	4,937	266,499
DXP Enterprises, Inc. (a)	2,155	63,723
Fastenal Co.	76,676	3,957,248
GATX Corp. (b)	4,682	419,320
GMS, Inc. (a)	4,718	206,649
MSC Industrial Direct Co., Inc. Class A	6,281	503,674
NOW, Inc. (a)	8,348	63,862
United Rentals, Inc. (a)	9,799	3,438,763
Univar Solutions, Inc. (a)	23,893	569,131
Veritiv Corp. (a)	2,217	198,555
W.W. Grainger, Inc.	6,003	2,359,539
Watsco, Inc.	4,452	1,178,088
WESCO International, Inc. (a)	2	231
		13,703,872
WATER UTILITIES — 0.1%
American States Water Co.	4,917	420,502
American Water Works Co., Inc.	24,219	4,093,980
California Water Service Group	6,800	400,724
Essential Utilities, Inc.	29,813	1,373,783
Middlesex Water Co. (b)	2,332	239,683
		6,528,672
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (a) (b)	11,225	1,459
Shenandoah Telecommunications Co.	6,811	215,092
Telephone & Data Systems, Inc.	14,302	278,889
T-Mobile US, Inc. (a)	78,120	9,980,611
		10,476,051
TOTAL COMMON STOCKS (Cost $3,956,963,034)		5,319,542,014

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00% (Cost $14)	1	$28
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)	7	220
TOTAL PREFERRED STOCKS (Cost $164)		248
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (CVR) (a)	2,364	2,080
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
		2,555
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	875	75
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $2,081)		2,762
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	318	1,857
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a)	956	—
TOTAL WARRANTS (Cost $0)		1,857
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	2,971,173	$2,971,767
State Street Navigator Securities Lending Portfolio II (d) (i)	12,157,664	12,157,664
TOTAL SHORT-TERM INVESTMENTS (Cost $15,129,166)		15,129,431
TOTAL INVESTMENTS — 100.2% (Cost $3,972,094,445)		5,334,676,312
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(8,569,532)
NET ASSETS — 100.0%		$5,326,106,780
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	27	12/17/2021	$6,035,665	$5,801,963	$(233,703)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,319,540,491	$1,523	$0(a)	$5,319,542,014
Preferred Stocks	248	—	—	248
Rights	—	2,762	—	2,762
Warrants	1,857	0(b)	—	1,857
Short-Term Investments	15,129,431	—	—	15,129,431
TOTAL INVESTMENTS	$5,334,672,027	$4,285	$0	$5,334,676,312
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	(233,703)	—	—	(233,703)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(233,703)	$—	$—	$(233,703)
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2021.
(b)	Fund held a Level 2 security that was valued at $0 at September 30, 2021.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	46,054	$3,789,323	$126,812	$35,076	$5,384	$105,140	47,115	$3,991,583	$26,856
State Street Institutional Liquid Reserves Fund, Premier Class	4,034,075	4,035,285	33,896,948	34,959,817	(629)	(20)	2,971,173	2,971,767	692
State Street Navigator Securities Lending Portfolio II	13,049,882	13,049,882	37,433,934	38,326,152	—	—	12,157,664	12,157,664	7,437
Total		$20,874,490	$71,457,694	$73,321,045	$4,755	$105,120		$19,121,014	$34,985
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
BWX Technologies, Inc.	11,367	$612,227
Curtiss-Wright Corp.	3,618	456,519
General Dynamics Corp.	11,122	2,180,246
Huntington Ingalls Industries, Inc.	10,941	2,112,269
L3Harris Technologies, Inc.	10,436	2,298,425
Mercury Systems, Inc. (a)	3,372	159,900
Northrop Grumman Corp.	6,970	2,510,246
Textron, Inc.	7,514	524,552
		10,854,384
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	23,844	2,074,428
Expeditors International of Washington, Inc.	26,905	3,205,193
		5,279,621
AUTO COMPONENTS — 0.3%
Gentex Corp.	53,820	1,774,984
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	5,783	211,716
BANKS — 0.8%
Bank of Hawaii Corp.	2,525	207,479
Commerce Bancshares, Inc.	7,502	522,739
Cullen/Frost Bankers, Inc.	2,348	278,520
First Citizens BancShares, Inc. Class A	257	216,695
First Hawaiian, Inc.	7,139	209,530
First Horizon Corp.	17,552	285,922
FNB Corp.	11,533	134,014
M&T Bank Corp.	4,807	717,877
People's United Financial, Inc.	24,053	420,206
Pinnacle Financial Partners, Inc.	2,417	227,391
Popular, Inc.	2,860	222,136
Prosperity Bancshares, Inc.	7,568	538,312
Zions Bancorp NA	7,991	494,563
		4,475,384
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	379	193,195
Brown-Forman Corp. Class A	1,636	102,528
Brown-Forman Corp. Class B	6,344	425,112
Constellation Brands, Inc. Class A	6,344	1,336,617
Molson Coors Beverage Co. Class B	12,161	564,027
Monster Beverage Corp. (a)	13,091	1,162,874
		3,784,353
BIOTECHNOLOGY — 0.3%
United Therapeutics Corp. (a)	7,785	1,436,955
BUILDING PRODUCTS — 2.1%
A.O. Smith Corp.	29,847	1,822,756
Advanced Drainage Systems, Inc.	2,348	253,983
Allegion PLC	9,011	1,191,074
Carlisle Cos., Inc.	7,927	1,575,808
Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	7,662	$685,136
Lennox International, Inc.	5,126	1,507,916
Masco Corp.	52,091	2,893,655
Owens Corning	4,860	415,530
Trane Technologies PLC	7,883	1,361,000
		11,706,858
CAPITAL MARKETS — 4.6%
Affiliated Managers Group, Inc.	3,884	586,834
Cboe Global Markets, Inc.	27,580	3,416,059
Evercore, Inc. Class A	6,814	910,827
FactSet Research Systems, Inc.	6,308	2,490,272
Franklin Resources, Inc.	24,936	741,098
Interactive Brokers Group, Inc. Class A	7,370	459,446
Invesco, Ltd.	18,964	457,222
Janus Henderson Group PLC	13,400	553,822
Jefferies Financial Group, Inc.	21,675	804,793
Lazard, Ltd. Class A	28,171	1,290,232
LPL Financial Holdings, Inc.	3,957	620,299
MarketAxess Holdings, Inc.	2,322	976,842
Morningstar, Inc.	3,448	893,136
MSCI, Inc.	2,786	1,694,835
Nasdaq, Inc.	10,454	2,017,831
Northern Trust Corp.	7,156	771,488
Raymond James Financial, Inc.	16,049	1,480,956
SEI Investments Co.	26,338	1,561,843
Stifel Financial Corp.	6,756	459,138
T Rowe Price Group, Inc.	14,153	2,783,895
Virtu Financial, Inc. Class A	10,439	255,025
		25,225,893
CHEMICALS — 1.2%
Axalta Coating Systems, Ltd. (a)	10,356	302,292
Celanese Corp.	10,365	1,561,384
Eastman Chemical Co.	8,091	815,087
FMC Corp.	7,056	646,047
Huntsman Corp.	18,108	535,816
NewMarket Corp.	1,856	628,757
RPM International, Inc.	14,882	1,155,587
Scotts Miracle-Gro Co.	5,659	828,251
Valvoline, Inc.	6,238	194,501
Westlake Chemical Corp.	1,357	123,677
		6,791,399
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Copart, Inc. (a)	9,718	1,348,081
MSA Safety, Inc.	3,679	536,030
Republic Services, Inc.	12,755	1,531,365
Rollins, Inc.	23,824	841,702
Stericycle, Inc. (a)	5,420	368,398
		4,625,576
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	16,671	856,056
F5 Networks, Inc. (a)	14,308	2,844,144
Juniper Networks, Inc.	52,832	1,453,937

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	8,315	$1,931,741
Viasat, Inc. (a)	2,348	129,304
		7,215,182
CONSTRUCTION & ENGINEERING — 0.6%
Quanta Services, Inc.	22,922	2,608,982
Valmont Industries, Inc.	3,642	856,307
		3,465,289
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	6,478	849,655
Martin Marietta Materials, Inc.	2,553	872,309
		1,721,964
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a)	1,093	639,733
SLM Corp.	15,882	279,523
		919,256
CONTAINERS & PACKAGING — 3.2%
Amcor PLC	146,711	1,700,380
AptarGroup, Inc.	10,454	1,247,685
Ardagh Group SA	1,132	28,855
Avery Dennison Corp.	6,366	1,319,099
Ball Corp.	14,979	1,347,661
Berry Global Group, Inc. (a)	27,369	1,666,225
Crown Holdings, Inc.	13,204	1,330,699
Graphic Packaging Holding Co.	76,056	1,448,106
International Paper Co.	35,560	1,988,515
Packaging Corp. of America	13,260	1,822,454
Sealed Air Corp.	14,070	770,895
Silgan Holdings, Inc.	17,499	671,262
Sonoco Products Co.	28,115	1,675,092
Westrock Co.	12,916	643,604
		17,660,532
DISTRIBUTORS — 1.1%
Genuine Parts Co.	26,055	3,158,648
LKQ Corp. (a)	17,280	869,530
Pool Corp.	4,506	1,957,451
		5,985,629
DIVERSIFIED CONSUMER SERVICES — 0.6%
frontdoor, Inc. (a)	3,484	145,980
Grand Canyon Education, Inc. (a)	9,734	856,203
H&R Block, Inc.	6,853	171,325
Service Corp. International	35,033	2,111,088
Terminix Global Holdings, Inc. (a)	5,293	220,559
		3,505,155
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Voya Financial, Inc.	8,180	502,170
ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	19,721	1,103,981
American Electric Power Co., Inc.	22,816	1,852,203
Avangrid, Inc. (c)	6,024	292,766
Edison International	22,095	1,225,610
Entergy Corp.	20,557	2,041,516
Security Description	Shares	Value
Evergy, Inc.	32,438	$2,017,643
Eversource Energy	19,219	1,571,345
Exelon Corp.	46,949	2,269,515
FirstEnergy Corp.	37,587	1,338,849
Hawaiian Electric Industries, Inc.	18,258	745,474
IDACORP, Inc.	10,199	1,054,373
NRG Energy, Inc.	19,461	794,593
OGE Energy Corp.	23,979	790,348
Pinnacle West Capital Corp.	17,570	1,271,365
PPL Corp.	77,965	2,173,664
Xcel Energy, Inc.	25,262	1,578,875
		22,122,120
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	2,412	418,168
AMETEK, Inc.	12,234	1,517,138
Hubbell, Inc.	7,055	1,274,627
Regal Beloit Corp.	5,559	835,740
Sensata Technologies Holding PLC (a)	7,305	399,730
Shoals Technologies Group, Inc. Class A (a)	5,120	142,746
		4,588,149
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Amphenol Corp. Class A	47,785	3,499,295
Arrow Electronics, Inc. (a)	20,523	2,304,528
Avnet, Inc.	27,407	1,013,237
CDW Corp.	19,153	3,486,229
Cognex Corp.	6,649	533,383
Jabil, Inc.	22,201	1,295,872
Keysight Technologies, Inc. (a)	10,212	1,677,729
Littelfuse, Inc.	1,435	392,142
National Instruments Corp.	23,277	913,157
SYNNEX Corp.	7,977	830,406
Teledyne Technologies, Inc. (a)	1,636	702,793
Vontier Corp.	20,055	673,848
		17,322,619
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	10,830	1,540,568
Madison Square Garden Sports Corp. (a)	673	125,144
Playtika Holding Corp. (a)	2,560	70,733
Take-Two Interactive Software, Inc. (a)	6,245	962,167
World Wrestling Entertainment, Inc. Class A	2,963	166,698
		2,865,310
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.5%
Alexandria Real Estate Equities, Inc. REIT	8,103	1,548,240
American Homes 4 Rent Class A REIT	14,224	542,219
Americold Realty Trust REIT	9,416	273,535
AvalonBay Communities, Inc. REIT	7,516	1,665,846

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Boston Properties, Inc. REIT	11,480	$1,243,858
Camden Property Trust REIT	5,035	742,511
CoreSite Realty Corp. REIT	5,234	725,118
Cousins Properties, Inc. REIT	14,366	535,708
CubeSmart REIT	19,516	945,550
Douglas Emmett, Inc. REIT	8,660	273,743
Duke Realty Corp. REIT	22,832	1,092,968
Equity LifeStyle Properties, Inc. REIT	16,427	1,282,949
Equity Residential REIT	21,770	1,761,628
Essex Property Trust, Inc. REIT	4,895	1,565,127
Extra Space Storage, Inc. REIT	10,495	1,763,055
First Industrial Realty Trust, Inc. REIT	18,422	959,418
Healthcare Trust of America, Inc. Class A REIT	12,479	370,127
Healthpeak Properties, Inc. REIT	21,180	709,106
Highwoods Properties, Inc. REIT	23,816	1,044,570
Iron Mountain, Inc. REIT	24,406	1,060,441
Kilroy Realty Corp. REIT	8,730	578,013
Kimco Realty Corp. REIT	21,521	446,561
Lamar Advertising Co. Class A REIT	5,066	574,738
Life Storage, Inc. REIT	7,309	838,635
Medical Properties Trust, Inc. REIT	33,342	669,174
Mid-America Apartment Communities, Inc. REIT	5,686	1,061,861
National Retail Properties, Inc. REIT	8,186	353,553
Public Storage REIT	6,767	2,010,476
Rayonier, Inc. REIT	7,672	273,737
Rexford Industrial Realty, Inc. REIT	6,593	374,153
SL Green Realty Corp. REIT	5,078	359,726
UDR, Inc. REIT	9,927	525,932
Weyerhaeuser Co. REIT	28,948	1,029,680
WP Carey, Inc. REIT	15,221	1,111,742
		30,313,698
FOOD & STAPLES RETAILING — 1.0%
Albertsons Cos., Inc. Class A	23,628	735,540
Casey's General Stores, Inc.	6,533	1,231,144
Grocery Outlet Holding Corp. (a)	8,904	192,059
Kroger Co.	88,200	3,565,926
		5,724,669
FOOD PRODUCTS — 4.4%
Campbell Soup Co.	30,065	1,257,018
Conagra Brands, Inc.	61,270	2,075,215
Darling Ingredients, Inc. (a)	6,647	477,919
Flowers Foods, Inc.	51,790	1,223,798
General Mills, Inc.	51,950	3,107,649
Hain Celestial Group, Inc. (a)	6,344	271,396
Hershey Co.	14,401	2,437,369
Hormel Foods Corp.	33,932	1,391,212
Ingredion, Inc.	15,898	1,415,081
J.M. Smucker Co.	24,247	2,910,367
Kellogg Co.	37,418	2,391,759
Security Description	Shares	Value
Lamb Weston Holdings, Inc.	6,218	$381,599
McCormick & Co., Inc.	17,795	1,441,929
Pilgrim's Pride Corp. (a)	7,889	229,412
Post Holdings, Inc. (a)	9,051	997,058
Seaboard Corp.	68	278,799
Tyson Foods, Inc. Class A	21,991	1,735,970
		24,023,550
GAS UTILITIES — 0.6%
Atmos Energy Corp.	16,024	1,413,317
National Fuel Gas Co.	15,299	803,503
UGI Corp.	27,455	1,170,132
		3,386,952
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Baxter International, Inc.	19,132	1,538,787
Cooper Cos., Inc.	1,948	805,128
Globus Medical, Inc. Class A (a)	7,334	561,931
Hill-Rom Holdings, Inc.	8,825	1,323,750
Hologic, Inc. (a)	24,140	1,781,773
ICU Medical, Inc. (a)	3,252	758,952
Integra LifeSciences Holdings Corp. (a)	4,208	288,164
Masimo Corp. (a)	4,731	1,280,729
ResMed, Inc.	6,946	1,830,618
STERIS PLC	5,575	1,138,861
West Pharmaceutical Services, Inc.	4,354	1,848,447
		13,157,140
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Amedisys, Inc. (a)	2,846	424,339
AmerisourceBergen Corp.	8,150	973,517
Cardinal Health, Inc.	32,707	1,617,688
Chemed Corp.	4,337	2,017,225
DaVita, Inc. (a)	9,545	1,109,702
Encompass Health Corp.	11,553	866,937
Henry Schein, Inc. (a)	37,573	2,861,560
Humana, Inc.	7,677	2,987,504
Laboratory Corp. of America Holdings (a)	8,293	2,333,982
McKesson Corp.	11,441	2,281,107
Molina Healthcare, Inc. (a)	2,460	667,423
Premier, Inc. Class A	33,630	1,303,499
Quest Diagnostics, Inc.	29,791	4,328,930
Universal Health Services, Inc. Class B	7,970	1,102,809
		24,876,222
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	39,308	2,772,000
HOTELS, RESTAURANTS & LEISURE — 0.7%
Domino's Pizza, Inc.	3,865	1,843,451
Vail Resorts, Inc. (a)	1,324	442,282
Yum! Brands, Inc.	11,727	1,434,329
		3,720,062
HOUSEHOLD DURABLES — 1.0%
Garmin, Ltd.	14,375	2,234,737

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Leggett & Platt, Inc.	9,683	$434,186
NVR, Inc. (a)	228	1,093,050
PulteGroup, Inc.	15,042	690,729
Whirlpool Corp.	4,599	937,552
		5,390,254
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	29,761	2,457,366
Clorox Co.	20,312	3,363,870
Colgate-Palmolive Co.	30,434	2,300,202
Kimberly-Clark Corp.	27,368	3,624,618
Reynolds Consumer Products, Inc.	2,488	68,022
		11,814,078
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	29,459	672,549
Vistra Corp.	45,005	769,585
		1,442,134
INSURANCE — 8.8%
Aflac, Inc.	27,412	1,428,988
Alleghany Corp. (a)	1,360	849,198
Allstate Corp.	31,685	4,033,817
American Financial Group, Inc.	2,243	282,237
Aon PLC Class A	8,482	2,423,901
Arch Capital Group, Ltd. (a)	63,506	2,424,659
Arthur J Gallagher & Co.	14,508	2,156,614
Assurant, Inc.	6,685	1,054,559
Assured Guaranty, Ltd.	3,964	185,555
Axis Capital Holdings, Ltd.	5,612	258,376
Brown & Brown, Inc.	35,393	1,962,542
Cincinnati Financial Corp.	17,365	1,983,430
CNA Financial Corp.	3,231	135,573
Erie Indemnity Co. Class A	5,180	924,216
Everest Re Group, Ltd.	6,182	1,550,322
Fidelity National Financial, Inc.	39,303	1,781,998
First American Financial Corp.	21,819	1,462,964
Globe Life, Inc.	17,947	1,597,821
Hanover Insurance Group, Inc.	9,693	1,256,407
Hartford Financial Services Group, Inc.	19,185	1,347,746
Kemper Corp.	12,494	834,474
Markel Corp. (a)	1,521	1,817,793
Mercury General Corp.	7,348	409,063
Old Republic International Corp. (a)	56,028	1,295,928
Primerica, Inc.	5,082	780,748
Principal Financial Group, Inc.	11,964	770,482
Progressive Corp.	58,339	5,273,262
Reinsurance Group of America, Inc.	4,690	521,809
RenaissanceRe Holdings, Ltd.	11,106	1,548,176
Travelers Cos., Inc.	15,619	2,374,244
Unum Group	6,837	171,335
White Mountains Insurance Group, Ltd.	847	905,960
Willis Towers Watson PLC	6,359	1,478,213
Security Description	Shares	Value
WR Berkley Corp.	18,874	$1,381,199
		48,663,609
INTERNET & DIRECT MARKETING RETAIL — 0.7%
eBay, Inc.	56,417	3,930,572
IT SERVICES — 5.9%
Akamai Technologies, Inc. (a)	24,547	2,567,371
Amdocs, Ltd.	35,781	2,708,979
Broadridge Financial Solutions, Inc.	16,306	2,717,232
Cognizant Technology Solutions Corp. Class A	95,131	7,059,671
Concentrix Corp.	3,221	570,117
EPAM Systems, Inc. (a)	4,668	2,663,001
FleetCor Technologies, Inc. (a)	3,369	880,219
Gartner, Inc. (a)	7,308	2,220,755
Genpact, Ltd.	28,192	1,339,402
Jack Henry & Associates, Inc.	14,342	2,352,949
Paychex, Inc.	23,421	2,633,691
Paysafe, Ltd. (a)	10,840	84,010
VeriSign, Inc. (a)	16,421	3,366,469
Western Union Co.	75,831	1,533,303
		32,697,169
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	7,018	668,605
Hayward Holdings, Inc. (a)	1,436	31,937
Polaris, Inc.	4,341	519,444
		1,219,986
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Bio-Rad Laboratories, Inc. Class A (a)	4,410	3,289,640
Bio-Techne Corp.	1,870	906,146
Bruker Corp.	5,773	450,871
Maravai LifeSciences Holdings, Inc. Class A (a)	5,220	256,198
Mettler-Toledo International, Inc. (a)	1,266	1,743,738
PerkinElmer, Inc.	12,412	2,150,875
QIAGEN NV (a) (c)	20,256	1,046,830
Waters Corp. (a)	4,600	1,643,580
		11,487,878
MACHINERY — 4.3%
AGCO Corp.	7,067	865,919
Allison Transmission Holdings, Inc.	17,461	616,722
Crane Co.	3,649	345,962
Cummins, Inc.	10,094	2,266,709
Donaldson Co., Inc.	19,991	1,147,683
Dover Corp.	8,259	1,284,274
Flowserve Corp.	4,886	169,398
Fortive Corp.	18,208	1,284,939
Graco, Inc.	23,342	1,633,240
IDEX Corp.	6,538	1,353,039
ITT, Inc.	7,981	685,089
Lincoln Electric Holdings, Inc.	8,100	1,043,199
Nordson Corp.	3,891	926,642
Oshkosh Corp.	2,567	262,784

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Otis Worldwide Corp.	24,678	$2,030,506
PACCAR, Inc.	12,731	1,004,730
Pentair PLC	19,291	1,401,105
Snap-on, Inc.	9,341	1,951,802
Timken Co.	2,674	174,933
Toro Co.	17,965	1,749,971
Woodward, Inc.	2,225	251,870
Xylem, Inc.	8,932	1,104,710
		23,555,226
MEDIA — 1.6%
Altice USA, Inc. Class A (a)	14,012	290,329
Cable One, Inc.	400	725,252
Discovery, Inc. Class C (a)	11,212	272,115
DISH Network Corp. Class A (a)	13,485	586,058
Interpublic Group of Cos., Inc.	59,470	2,180,765
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,435	209,199
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,445	495,824
New York Times Co. Class A	17,232	849,021
News Corp. Class A	14,461	340,268
News Corp. Class B	4,392	102,026
Nexstar Media Group, Inc. Class A	2,048	311,214
Omnicom Group, Inc.	28,920	2,095,543
Sirius XM Holdings, Inc. (c)	66,521	405,778
		8,863,392
METALS & MINING — 0.6%
Nucor Corp.	11,017	1,085,064
Reliance Steel & Aluminum Co.	12,300	1,751,766
Royal Gold, Inc.	3,992	381,196
		3,218,026
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	19,332	304,865
Starwood Property Trust, Inc. REIT	18,141	442,822
		747,687
MULTI-UTILITIES — 2.8%
Ameren Corp.	21,978	1,780,218
CenterPoint Energy, Inc.	22,141	544,669
CMS Energy Corp.	25,045	1,495,938
Consolidated Edison, Inc.	24,608	1,786,295
DTE Energy Co.	16,938	1,892,144
MDU Resources Group, Inc.	34,778	1,031,863
NiSource, Inc.	45,916	1,112,545
Public Service Enterprise Group, Inc.	36,309	2,211,218
Sempra Energy	14,676	1,856,514
WEC Energy Group, Inc.	18,667	1,646,429
		15,357,833
MULTILINE RETAIL — 1.6%
Dollar General Corp.	24,659	5,231,160
Dollar Tree, Inc. (a)	36,441	3,488,133
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a)	4,296	$258,963
		8,978,256
OIL, GAS & CONSUMABLE FUELS — 0.3%
Cabot Oil & Gas Corp.	55,417	1,205,874
DTE Midstream LLC (a)	8,377	387,352
		1,593,226
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	5,932	364,047
PERSONAL PRODUCTS — 0.2%
Herbalife Nutrition, Ltd. (a)	19,067	808,059
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	7,064	919,804
Organon & Co.	45,932	1,506,110
Perrigo Co. PLC	9,616	455,125
		2,881,039
PROFESSIONAL SERVICES — 2.8%
Booz Allen Hamilton Holding Corp.	23,488	1,863,773
CACI International, Inc. Class A (a)	6,513	1,707,057
FTI Consulting, Inc. (a)	9,282	1,250,285
Jacobs Engineering Group, Inc.	16,134	2,138,239
Leidos Holdings, Inc.	20,852	2,004,503
ManpowerGroup, Inc.	10,473	1,134,017
Nielsen Holdings PLC	20,144	386,563
Robert Half International, Inc.	15,757	1,580,900
Science Applications International Corp.	10,625	909,075
TransUnion	6,956	781,228
Verisk Analytics, Inc.	8,951	1,792,617
		15,548,257
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	14,659	1,427,200
Jones Lang LaSalle, Inc. (a)	4,017	996,578
		2,423,778
ROAD & RAIL — 1.9%
AMERCO	2,155	1,392,195
JB Hunt Transport Services, Inc.	14,829	2,479,705
Kansas City Southern	3,437	930,190
Knight-Swift Transportation Holdings, Inc.	41,050	2,099,708
Landstar System, Inc.	9,598	1,514,756
Old Dominion Freight Line, Inc.	4,755	1,359,835
Ryder System, Inc.	4,695	388,323
Schneider National, Inc. Class B	14,340	326,092
		10,490,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Allegro MicroSystems, Inc. (a)	5,420	173,223
Cirrus Logic, Inc. (a)	14,538	1,197,204
MKS Instruments, Inc.	1,948	293,973
Monolithic Power Systems, Inc.	4,371	2,118,536
Qorvo, Inc. (a)	11,564	1,933,385

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	11,864	$1,954,950
Teradyne, Inc.	11,582	1,264,407
		8,935,678
SOFTWARE — 4.1%
Aspen Technology, Inc. (a)	11,976	1,470,653
Cadence Design Systems, Inc. (a)	20,739	3,140,714
CDK Global, Inc.	25,208	1,072,600
Citrix Systems, Inc.	34,299	3,682,684
Datto Holding Corp. (a) (c)	1,736	41,490
Dolby Laboratories, Inc. Class A	17,989	1,583,032
Fair Isaac Corp. (a)	1,287	512,136
NortonLifeLock, Inc.	39,510	999,603
SS&C Technologies Holdings, Inc.	18,837	1,307,288
Synopsys, Inc. (a)	11,878	3,556,392
Tyler Technologies, Inc. (a)	6,648	3,049,105
VMware, Inc. Class A (a) (c)	13,300	1,977,710
		22,393,407
SPECIALTY RETAIL — 2.8%
Advance Auto Parts, Inc.	11,690	2,441,924
AutoNation, Inc. (a)	3,089	376,117
AutoZone, Inc. (a)	1,718	2,917,147
Best Buy Co., Inc.	20,129	2,127,837
Foot Locker, Inc.	4,071	185,882
O'Reilly Automotive, Inc. (a)	6,386	3,902,229
Penske Automotive Group, Inc.	1,224	123,134
Petco Health & Wellness Co., Inc. (a)	3,072	64,819
Tractor Supply Co.	17,571	3,560,060
		15,699,149
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Hewlett Packard Enterprise Co.	123,893	1,765,475
HP, Inc.	169,073	4,625,837
NetApp, Inc.	31,663	2,842,071
		9,233,383
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	8,234	800,674
Columbia Sportswear Co.	6,395	612,897
		1,413,571
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	18,663	279,198
New York Community Bancorp, Inc.	38,686	497,889
TFS Financial Corp.	2,048	39,035
		816,122
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	42,178	$2,176,807
MSC Industrial Direct Co., Inc. Class A	12,371	992,030
SiteOne Landscape Supply, Inc. (a)	1,536	306,386
W.W. Grainger, Inc.	3,784	1,487,339
Watsco, Inc.	8,636	2,285,258
		7,247,820
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	8,059	1,362,293
Essential Utilities, Inc.	8,519	392,556
		1,754,849
TOTAL COMMON STOCKS (Cost $451,760,219)		550,984,080
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	524,467	524,572
State Street Navigator Securities Lending Portfolio II (f) (g)	2,832,673	2,832,673
TOTAL SHORT-TERM INVESTMENTS (Cost $3,357,245)		3,357,245
TOTAL INVESTMENTS — 100.4% (Cost $455,117,464)		554,341,325
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,150,819)
NET ASSETS — 100.0%		$552,190,506
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	4	12/17/2021	$893,734	$859,550	$(34,184)
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$550,984,080	$—	$—	$550,984,080
Short-Term Investments	3,357,245	—	—	3,357,245
TOTAL INVESTMENTS	$554,341,325	$—	$—	$554,341,325
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(34,184)	—	—	(34,184)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(34,184)	$—	$—	$(34,184)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	312,600	$312,694	$3,480,361	$3,268,470	$(13)	$—	524,467	$524,572	$60
State Street Navigator Securities Lending Portfolio II	788,589	788,589	8,210,695	6,166,611	—	—	2,832,673	2,832,673	6,453
Total		$1,101,283	$11,691,056	$9,435,081	$(13)	$—		$3,357,245	$6,513
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
Axon Enterprise, Inc. (a)	417	$72,983
BWX Technologies, Inc.	1,004	54,075
Curtiss-Wright Corp.	1,272	160,501
General Dynamics Corp.	1,423	278,951
HEICO Corp.	286	37,715
HEICO Corp. Class A	889	105,284
Hexcel Corp. (a)	594	35,278
Howmet Aerospace, Inc.	2,221	69,295
Huntington Ingalls Industries, Inc.	1,855	358,126
L3Harris Technologies, Inc.	1,249	275,080
Lockheed Martin Corp.	460	158,746
Mercury Systems, Inc. (a)	339	16,075
Northrop Grumman Corp.	799	287,760
Textron, Inc.	7,550	527,066
TransDigm Group, Inc. (a)	266	166,136
		2,603,071
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	3,288	286,056
Expeditors International of Washington, Inc.	8,275	985,801
FedEx Corp.	751	164,687
GXO Logistics, Inc. (a)	2,877	225,672
United Parcel Service, Inc. Class B	1,904	346,718
		2,008,934
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	2,512	374,213
BorgWarner, Inc.	3,222	139,223
Gentex Corp.	9,719	320,532
Lear Corp.	2,187	342,222
		1,176,190
AUTOMOBILES — 0.7%
Ford Motor Co. (a)	61,973	877,538
General Motors Co. (a)	12,693	669,048
Harley-Davidson, Inc.	14,498	530,772
Tesla, Inc. (a)	47	36,447
Thor Industries, Inc.	1,263	155,046
		2,268,851
BANKS — 3.1%
Bank of America Corp.	1,012	42,959
Bank of Hawaii Corp.	956	78,555
Bank OZK	6,494	279,112
BOK Financial Corp.	496	44,417
Citigroup, Inc.	521	36,564
Citizens Financial Group, Inc.	7,506	352,632
Comerica, Inc.	5,400	434,700
Commerce Bancshares, Inc.	1,640	114,275
Cullen/Frost Bankers, Inc.	1,545	183,268
East West Bancorp, Inc.	6,083	471,676
Fifth Third Bancorp	9,456	401,313
First Citizens BancShares, Inc. Class A	289	243,676
Security Description	Shares	Value
First Hawaiian, Inc.	4,607	$135,216
First Horizon Corp.	21,767	354,584
First Republic Bank	1,151	222,005
FNB Corp.	13,824	160,635
Huntington Bancshares, Inc.	16,671	257,734
KeyCorp.	22,094	477,672
M&T Bank Corp.	1,853	276,727
People's United Financial, Inc.	12,591	219,965
Pinnacle Financial Partners, Inc.	3,380	317,990
PNC Financial Services Group, Inc.	1,336	261,375
Popular, Inc.	5,599	434,874
Prosperity Bancshares, Inc.	1,824	129,741
Regions Financial Corp.	25,532	544,087
Signature Bank	1,675	456,069
Sterling Bancorp	9,925	247,728
SVB Financial Group (a)	863	558,257
Synovus Financial Corp.	5,053	221,776
Truist Financial Corp.	4,612	270,494
US Bancorp	3,223	191,575
Webster Financial Corp.	4,129	224,865
Wells Fargo & Co.	1,192	55,321
Western Alliance Bancorp	5,049	549,432
Wintrust Financial Corp.	767	61,644
Zions Bancorp NA	5,101	315,701
		9,628,614
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	515	262,521
Brown-Forman Corp. Class A	238	14,916
Brown-Forman Corp. Class B	802	53,742
Coca-Cola Co.	676	35,470
Constellation Brands, Inc. Class A	1,289	271,580
Keurig Dr. Pepper, Inc.	2,426	82,872
Molson Coors Beverage Co. Class B	4,956	229,859
Monster Beverage Corp. (a)	2,310	205,197
PepsiCo, Inc.	356	53,546
		1,209,703
BIOTECHNOLOGY — 1.1%
Acceleron Pharma, Inc. (a)	213	36,657
Amgen, Inc.	405	86,123
Biogen, Inc. (a)	1,253	354,586
CureVac NV (a)	796	43,478
Exact Sciences Corp. (a)	158	15,081
Exelixis, Inc. (a)	2,736	57,839
Gilead Sciences, Inc.	686	47,917
Horizon Therapeutics PLC (a)	5,720	626,569
Moderna, Inc. (a)	1,900	731,234
Neurocrine Biosciences, Inc. (a)	305	29,253
Regeneron Pharmaceuticals, Inc. (a)	138	83,515
Sage Therapeutics, Inc. (a)	7,950	352,264
Seagen, Inc. (a)	318	53,996
United Therapeutics Corp. (a)	4,065	750,318
Vertex Pharmaceuticals, Inc. (a)	233	42,264
		3,311,094

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 2.6%
A.O. Smith Corp.	8,805	$537,721
Advanced Drainage Systems, Inc.	5,276	570,705
Allegion PLC	1,721	227,482
Armstrong World Industries, Inc.	359	34,274
Builders FirstSource, Inc. (a)	11,626	601,529
Carlisle Cos., Inc.	2,655	527,787
Carrier Global Corp.	31,789	1,645,399
Fortune Brands Home & Security, Inc.	5,663	506,385
Johnson Controls International PLC	9,806	667,592
Lennox International, Inc.	1,528	449,492
Masco Corp.	8,412	467,287
Owens Corning	7,318	625,689
Trane Technologies PLC	4,063	701,477
Trex Co., Inc. (a)	3,731	380,301
		7,943,120
CAPITAL MARKETS — 4.5%
Affiliated Managers Group, Inc.	4,092	618,260
Ameriprise Financial, Inc.	2,570	678,788
Ares Management Corp. Class A	796	58,769
Bank of New York Mellon Corp.	4,907	254,379
BlackRock, Inc.	169	141,734
Blackstone, Inc.	2,980	346,693
Carlyle Group, Inc.	1,689	79,856
Cboe Global Markets, Inc.	3,105	384,585
Charles Schwab Corp.	1,543	112,392
CME Group, Inc.	437	84,507
Evercore, Inc. Class A	6,239	833,967
FactSet Research Systems, Inc.	508	200,548
Franklin Resources, Inc.	12,125	360,355
Goldman Sachs Group, Inc.	266	100,556
Interactive Brokers Group, Inc. Class A	3,417	213,016
Intercontinental Exchange, Inc.	921	105,749
Invesco, Ltd.	22,149	534,012
Janus Henderson Group PLC	11,328	468,186
Jefferies Financial Group, Inc.	20,611	765,286
KKR & Co., Inc.	2,338	142,338
Lazard, Ltd. Class A	14,837	679,535
LPL Financial Holdings, Inc.	8,994	1,409,900
MarketAxess Holdings, Inc.	114	47,959
Moody's Corp.	578	205,254
Morgan Stanley	1,791	174,282
Morningstar, Inc.	1,096	283,897
MSCI, Inc.	706	429,488
Nasdaq, Inc.	1,921	370,791
Northern Trust Corp.	2,317	249,796
Raymond James Financial, Inc.	9,704	895,531
S&P Global, Inc.	424	180,153
SEI Investments Co.	2,835	168,116
State Street Corp. (b)	3,576	302,959
Stifel Financial Corp.	11,293	767,472
T Rowe Price Group, Inc.	4,356	856,825
Tradeweb Markets, Inc. Class A	1,031	83,284
Security Description	Shares	Value
Virtu Financial, Inc. Class A	6,956	$169,935
		13,759,153
CHEMICALS — 3.6%
Air Products & Chemicals, Inc.	745	190,802
Albemarle Corp.	2,657	581,803
Ashland Global Holdings, Inc.	230	20,497
Axalta Coating Systems, Ltd. (a)	4,100	119,679
Celanese Corp.	8,970	1,351,241
CF Industries Holdings, Inc.	14,545	811,902
Chemours Co.	18,863	548,159
Corteva, Inc.	25,246	1,062,352
Diversey Holdings, Ltd. (a)	994	15,944
Dow, Inc.	14,404	829,094
DuPont de Nemours, Inc.	2,773	188,536
Eastman Chemical Co.	6,532	658,034
Ecolab, Inc.	398	83,031
Element Solutions, Inc.	12,101	262,350
FMC Corp.	1,371	125,529
Huntsman Corp.	16,543	489,507
International Flavors & Fragrances, Inc.	503	67,261
LyondellBasell Industries NV Class A	3,362	315,524
Mosaic Co.	36,203	1,293,171
NewMarket Corp.	70	23,714
Olin Corp.	2,525	121,831
PPG Industries, Inc.	2,835	405,433
RPM International, Inc.	2,187	169,820
Scotts Miracle-Gro Co.	2,966	434,104
Sherwin-Williams Co.	1,228	343,508
Valvoline, Inc.	7,859	245,044
Westlake Chemical Corp.	2,413	219,921
		10,977,791
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ADT, Inc.	2,708	21,908
Cintas Corp.	749	285,114
Clean Harbors, Inc. (a)	3,614	375,386
Copart, Inc. (a)	3,305	458,470
IAA, Inc. (a)	2,965	161,800
MSA Safety, Inc.	1,438	209,517
Republic Services, Inc.	2,693	323,321
Rollins, Inc.	3,725	131,604
Stericycle, Inc. (a)	2,403	163,332
Waste Management, Inc.	1,911	285,427
		2,415,879
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,135	390,031
Ciena Corp. (a)	2,130	109,376
Cisco Systems, Inc.	1,946	105,921
CommScope Holding Co., Inc. (a)	13,277	180,434
F5 Networks, Inc. (a)	3,051	606,478
Juniper Networks, Inc.	6,767	186,228
Lumentum Holdings, Inc. (a)	855	71,427
Motorola Solutions, Inc.	2,020	469,286

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Ubiquiti, Inc.	222	$66,305
Viasat, Inc. (a)	1,590	87,561
		2,273,047
CONSTRUCTION & ENGINEERING — 1.2%
AECOM (a)	2,091	132,047
MasTec, Inc. (a)	8,164	704,390
Quanta Services, Inc.	19,890	2,263,880
Valmont Industries, Inc.	2,372	557,704
		3,658,021
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	6,415	841,392
Martin Marietta Materials, Inc.	1,746	596,573
Vulcan Materials Co.	2,271	384,162
		1,822,127
CONSUMER FINANCE — 2.2%
Ally Financial, Inc.	16,202	827,112
American Express Co.	720	120,622
Capital One Financial Corp.	8,357	1,353,583
Credit Acceptance Corp. (a)	191	111,792
Discover Financial Services	7,320	899,262
OneMain Holdings, Inc.	13,346	738,434
Santander Consumer USA Holdings, Inc.	5,055	210,794
SLM Corp.	31,575	555,720
Synchrony Financial	38,384	1,876,210
		6,693,529
CONTAINERS & PACKAGING — 2.2%
Amcor PLC	40,206	465,988
AptarGroup, Inc.	1,825	217,814
Ardagh Group SA	1,422	36,247
Avery Dennison Corp.	2,934	607,954
Ball Corp.	2,069	186,148
Berry Global Group, Inc. (a)	11,550	703,164
Crown Holdings, Inc.	5,793	583,819
Graphic Packaging Holding Co.	14,398	274,138
International Paper Co.	21,131	1,181,645
Packaging Corp. of America	3,988	548,111
Sealed Air Corp.	11,942	654,302
Silgan Holdings, Inc.	3,075	117,957
Sonoco Products Co.	5,056	301,236
Westrock Co.	16,770	835,649
		6,714,172
DISTRIBUTORS — 1.0%
Genuine Parts Co.	8,163	989,601
LKQ Corp. (a)	26,104	1,313,553
Pool Corp.	1,502	652,484
		2,955,638
DIVERSIFIED CONSUMER SERVICES — 0.3%
Bright Horizons Family Solutions, Inc. (a)	266	37,086
Chegg, Inc. (a)	473	32,173
frontdoor, Inc. (a)	1,714	71,817
Security Description	Shares	Value
Grand Canyon Education, Inc. (a)	932	$81,979
H&R Block, Inc.	5,464	136,600
Service Corp. International	6,248	376,504
Terminix Global Holdings, Inc. (a)	2,714	113,092
		849,251
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	459	125,280
Equitable Holdings, Inc.	3,974	117,789
Voya Financial, Inc. (c)	2,685	164,832
		407,901
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	2,000	54,020
Lumen Technologies, Inc.	45,471	563,385
Verizon Communications, Inc.	1,082	58,439
		675,844
ELECTRIC UTILITIES — 1.2%
Alliant Energy Corp.	3,003	168,108
American Electric Power Co., Inc.	2,549	206,928
Avangrid, Inc.	1,175	57,105
Duke Energy Corp.	2,517	245,634
Edison International	3,006	166,743
Entergy Corp.	2,858	283,828
Evergy, Inc.	3,208	199,538
Eversource Energy	1,596	130,489
Exelon Corp.	8,123	392,666
FirstEnergy Corp.	3,714	132,293
Hawaiian Electric Industries, Inc.	3,853	157,318
IDACORP, Inc.	1,533	158,481
NextEra Energy, Inc.	1,050	82,446
NRG Energy, Inc.	5,708	233,058
OGE Energy Corp.	2,940	96,902
Pinnacle West Capital Corp.	2,918	211,146
PPL Corp.	10,522	293,353
Southern Co.	4,168	258,291
Xcel Energy, Inc.	2,814	175,875
		3,650,202
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	4,981	863,556
AMETEK, Inc.	3,221	399,436
ChargePoint Holdings, Inc. (a)	4,968	99,310
Eaton Corp. PLC	3,184	475,403
Emerson Electric Co.	5,078	478,348
Generac Holdings, Inc. (a)	2,156	881,093
Hubbell, Inc.	2,117	382,478
nVent Electric PLC	8,053	260,354
Regal Beloit Corp.	2,917	438,542
Rockwell Automation, Inc.	683	200,829
Sensata Technologies Holding PLC (a)	5,104	279,291
Shoals Technologies Group, Inc. Class A (a)	3,876	108,063

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Vertiv Holdings Co.	21,758	$524,150
		5,390,853
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	7,630	558,745
Arrow Electronics, Inc. (a)	11,426	1,283,026
Avnet, Inc.	15,315	566,196
CDW Corp.	4,576	832,924
Cognex Corp.	3,363	269,780
Coherent, Inc. (a)	348	87,031
Corning, Inc.	12,804	467,218
IPG Photonics Corp. (a)	952	150,797
Jabil, Inc.	18,782	1,096,305
Keysight Technologies, Inc. (a)	1,952	320,694
Littelfuse, Inc.	864	236,105
National Instruments Corp.	3,424	134,324
SYNNEX Corp.	6,505	677,170
Teledyne Technologies, Inc. (a)	587	252,163
Trimble, Inc. (a)	6,065	498,846
Vontier Corp.	14,580	489,888
Zebra Technologies Corp. Class A (a)	1,497	771,584
		8,692,796
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	7,154	176,918
Halliburton Co.	6,732	145,546
Nov, Inc. (a)	11,208	146,937
Schlumberger NV	2,967	87,942
		557,343
ENTERTAINMENT — 0.4%
Activision Blizzard, Inc.	2,086	161,436
Electronic Arts, Inc.	1,246	177,244
Madison Square Garden Sports Corp. (a)	115	21,384
Playtika Holding Corp. (a)	1,888	52,165
Roku, Inc. (a)	1,402	439,317
Skillz, Inc. (a)	1,092	10,723
Take-Two Interactive Software, Inc. (a)	1,887	290,730
Walt Disney Co. (a)	143	24,191
World Wrestling Entertainment, Inc. Class A	1,888	106,219
Zynga, Inc. Class A (a)	2,640	19,879
		1,303,288
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. REIT	560	106,999
American Campus Communities, Inc. REIT	1,442	69,865
American Homes 4 Rent Class A REIT	2,610	99,493
American Tower Corp. REIT	107	28,399
Americold Realty Trust REIT	741	21,526
Apartment Income REIT Corp.	2,675	130,567
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	1,307	$289,684
Boston Properties, Inc. REIT	2,666	288,861
Brixmor Property Group, Inc. REIT	9,719	214,887
Camden Property Trust REIT	902	133,018
CoreSite Realty Corp. REIT	346	47,935
Cousins Properties, Inc. REIT	3,264	121,715
Crown Castle International Corp. REIT	296	51,303
CubeSmart REIT	6,378	309,014
CyrusOne, Inc. REIT	282	21,830
Digital Realty Trust, Inc. REIT	336	48,535
Douglas Emmett, Inc. REIT	1,205	38,090
Duke Realty Corp. REIT	3,467	165,965
Equinix, Inc. REIT	50	39,507
Equity LifeStyle Properties, Inc. REIT	1,537	120,040
Equity Residential REIT	3,353	271,325
Essex Property Trust, Inc. REIT	786	251,316
Extra Space Storage, Inc. REIT	3,099	520,601
Federal Realty Investment Trust REIT	957	112,916
First Industrial Realty Trust, Inc. REIT	3,357	174,833
Gaming and Leisure Properties, Inc. REIT	4,879	225,995
Healthcare Trust of America, Inc. Class A REIT	1,020	30,253
Healthpeak Properties, Inc. REIT	4,953	165,826
Highwoods Properties, Inc. REIT	4,378	192,019
Hudson Pacific Properties, Inc. REIT	794	20,858
Invitation Homes, Inc. REIT	2,538	97,282
Iron Mountain, Inc. REIT (c)	12,192	529,742
Kilroy Realty Corp. REIT	1,051	69,587
Kimco Realty Corp. REIT	54,043	1,121,392
Lamar Advertising Co. Class A REIT	2,347	266,267
Life Storage, Inc. REIT	2,261	259,427
Medical Properties Trust, Inc. REIT	4,878	97,901
Mid-America Apartment Communities, Inc. REIT	1,142	213,269
National Retail Properties, Inc. REIT	3,187	137,647
Omega Healthcare Investors, Inc. REIT	3,415	102,313
Prologis, Inc. REIT	893	112,009
Public Storage REIT	1,493	443,570
Rayonier, Inc. REIT	2,297	81,957
Realty Income Corp. REIT	1,193	77,378
Regency Centers Corp. REIT	1,487	100,120
Rexford Industrial Realty, Inc. REIT	1,274	72,300
SBA Communications Corp. REIT	72	23,801
Simon Property Group, Inc. REIT	4,774	620,477
SL Green Realty Corp. REIT	4,561	323,101
Spirit Realty Capital, Inc. REIT	1,182	54,419
STORE Capital Corp. REIT	4,381	140,323
Sun Communities, Inc. REIT	385	71,264

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
UDR, Inc. REIT	1,511	$80,053
Ventas, Inc. REIT	6,097	336,615
VEREIT, Inc.	3,280	148,354
VICI Properties, Inc. REIT (c)	16,868	479,220
Welltower, Inc. REIT	1,326	109,262
Weyerhaeuser Co. REIT	18,932	673,411
WP Carey, Inc. REIT	1,779	129,938
		11,285,574
FOOD & STAPLES RETAILING — 0.7%
Albertsons Cos., Inc. Class A	17,686	550,565
Casey's General Stores, Inc.	1,490	280,791
Costco Wholesale Corp.	591	265,566
Grocery Outlet Holding Corp. (a)	1,590	34,296
Kroger Co.	13,828	559,066
Sysco Corp.	3,584	281,344
US Foods Holding Corp. (a)	2,935	101,727
Walmart, Inc.	211	29,409
Walgreens Boots Alliance, Inc.	2,428	114,238
		2,217,002
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	2,719	163,167
Campbell Soup Co.	2,225	93,027
Conagra Brands, Inc.	7,774	263,305
Darling Ingredients, Inc. (a)	12,672	911,117
Flowers Foods, Inc.	5,878	138,897
Freshpet, Inc. (a)	408	58,218
General Mills, Inc.	3,649	218,283
Hain Celestial Group, Inc. (a) (c)	2,134	91,293
Hershey Co.	2,535	429,049
Hormel Foods Corp.	2,106	86,346
Ingredion, Inc.	1,839	163,689
J.M. Smucker Co.	3,657	438,950
Kellogg Co.	2,055	131,356
Kraft Heinz Co.	4,022	148,090
Lamb Weston Holdings, Inc.	1,832	112,430
McCormick & Co., Inc.	1,167	94,562
Mondelez International, Inc. Class A	2,618	152,315
Pilgrim's Pride Corp. (a)	3,180	92,474
Post Holdings, Inc. (a)	1,358	149,597
Seaboard Corp.	10	41,000
Tyson Foods, Inc. Class A	7,494	591,576
		4,568,741
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,033	91,111
National Fuel Gas Co.	3,120	163,862
UGI Corp.	9,317	397,091
		652,064
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	619	73,122
ABIOMED, Inc. (a)	352	114,583
Align Technology, Inc. (a)	1,194	794,523
Baxter International, Inc.	1,034	83,165
Becton Dickinson and Co.	230	56,539
Security Description	Shares	Value
Boston Scientific Corp. (a)	1,141	$49,508
Cooper Cos., Inc.	296	122,340
Danaher Corp.	140	42,622
DENTSPLY SIRONA, Inc.	2,730	158,477
DexCom, Inc. (a)	43	23,515
Edwards Lifesciences Corp. (a)	2,299	260,270
Envista Holdings Corp. (a)	5,982	250,107
Globus Medical, Inc. Class A (a)	2,762	211,624
Hill-Rom Holdings, Inc.	917	137,550
Hologic, Inc. (a)	3,823	282,176
ICU Medical, Inc. (a)	510	119,024
IDEXX Laboratories, Inc. (a)	796	495,032
Insulet Corp. (a)	167	47,466
Integra LifeSciences Holdings Corp. (a)	1,485	101,693
Intuitive Surgical, Inc. (a)	191	189,883
Masimo Corp. (a)	288	77,964
Medtronic PLC	631	79,096
Novocure, Ltd. (a)	178	20,678
ResMed, Inc.	948	249,845
STERIS PLC	773	157,908
Stryker Corp.	358	94,412
Teleflex, Inc.	140	52,717
West Pharmaceutical Services, Inc.	1,241	526,854
Zimmer Biomet Holdings, Inc.	669	97,915
		4,970,608
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	1,164	74,240
Amedisys, Inc. (a)	831	123,902
AmerisourceBergen Corp.	1,039	124,109
Anthem, Inc.	2,088	778,406
Cardinal Health, Inc.	4,199	207,682
Centene Corp. (a)	1,030	64,179
Chemed Corp.	376	174,885
Cigna Corp.	2,223	444,956
CVS Health Corp.	4,634	393,241
DaVita, Inc. (a)	4,280	497,593
Encompass Health Corp.	3,270	245,381
HCA Healthcare, Inc.	4,137	1,004,133
Henry Schein, Inc. (a)	6,968	530,683
Humana, Inc.	1,303	507,062
Laboratory Corp. of America Holdings (a)	4,150	1,167,976
McKesson Corp.	2,603	518,986
Molina Healthcare, Inc. (a)	3,218	873,076
Oak Street Health, Inc. (a) (c)	298	12,674
Premier, Inc. Class A	3,323	128,799
Quest Diagnostics, Inc.	4,157	604,054
UnitedHealth Group, Inc.	167	65,254
Universal Health Services, Inc. Class B	7,452	1,031,133
		9,572,404
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	2,956	208,457

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Veeva Systems, Inc. Class A (a)	410	$118,150
		326,607
HOTELS, RESTAURANTS & LEISURE — 0.8%
Aramark	3,036	99,763
Booking Holdings, Inc. (a)	10	23,739
Boyd Gaming Corp. (a)	1,788	113,109
Chipotle Mexican Grill, Inc. (a)	178	323,519
Choice Hotels International, Inc.	330	41,702
Churchill Downs, Inc.	248	59,540
Darden Restaurants, Inc.	1,324	200,546
Domino's Pizza, Inc.	476	227,033
Hilton Worldwide Holdings, Inc. (a)	892	117,842
Marriott International, Inc. Class A (a)	705	104,403
Marriott Vacations Worldwide Corp.	606	95,342
McDonald's Corp.	268	64,618
MGM Resorts International	361	15,577
Penn National Gaming, Inc. (a)	1,292	93,618
Starbucks Corp.	217	23,937
Travel + Leisure Co.	1,804	98,372
Vail Resorts, Inc. (a)	777	259,557
Wendy's Co.	2,007	43,512
Wyndham Hotels & Resorts, Inc.	1,004	77,499
Yum China Holdings, Inc.	1,617	93,964
Yum! Brands, Inc.	2,420	295,990
		2,473,182
HOUSEHOLD DURABLES — 3.3%
D.R. Horton, Inc.	10,545	885,464
Garmin, Ltd.	3,395	527,787
Leggett & Platt, Inc.	9,560	428,670
Lennar Corp. Class A	13,182	1,234,890
Lennar Corp. Class B	914	70,917
Mohawk Industries, Inc. (a)	6,578	1,166,937
Newell Brands, Inc.	22,574	499,788
NVR, Inc. (a)	108	517,761
PulteGroup, Inc.	25,571	1,174,220
Tempur Sealy International, Inc.	28,346	1,315,538
Toll Brothers, Inc.	13,971	772,457
TopBuild Corp. (a)	2,326	476,388
Whirlpool Corp.	4,979	1,015,019
		10,085,836
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	2,601	214,765
Clorox Co.	525	86,945
Colgate-Palmolive Co.	2,751	207,921
Kimberly-Clark Corp.	1,055	139,724
Procter & Gamble Co.	308	43,058
Spectrum Brands Holdings, Inc.	5,618	537,474
		1,229,887
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	43,065	983,174
Brookfield Renewable Corp. Class A	1,788	69,392
Security Description	Shares	Value
Vistra Corp.	5,418	$92,648
		1,145,214
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	1,152	202,084
General Electric Co.	3,893	401,096
Honeywell International, Inc.	705	149,657
Roper Technologies, Inc.	177	78,965
		831,802
INSURANCE — 5.7%
Aflac, Inc.	16,146	841,691
Alleghany Corp. (a)	335	209,177
Allstate Corp.	6,391	813,638
American Financial Group, Inc.	5,019	631,541
American International Group, Inc.	1,093	59,995
Aon PLC Class A	1,550	442,944
Arch Capital Group, Ltd. (a)	14,562	555,977
Arthur J Gallagher & Co.	3,619	537,964
Assurant, Inc.	2,327	367,084
Assured Guaranty, Ltd.	9,342	437,299
Athene Holding, Ltd. Class A (a)	6,674	459,638
Axis Capital Holdings, Ltd.	1,015	46,731
Brighthouse Financial, Inc. (a)	2,682	121,307
Brown & Brown, Inc.	4,652	257,953
Chubb, Ltd.	1,567	271,843
Cincinnati Financial Corp.	10,405	1,188,459
CNA Financial Corp.	1,012	42,464
Erie Indemnity Co. Class A	473	84,393
Everest Re Group, Ltd.	950	238,241
Fidelity National Financial, Inc.	19,696	893,017
First American Financial Corp.	7,923	531,237
Globe Life, Inc.	4,008	356,832
Hanover Insurance Group, Inc.	2,062	267,276
Hartford Financial Services Group, Inc.	14,563	1,023,051
Kemper Corp.	1,615	107,866
Lincoln National Corp.	6,677	459,044
Loews Corp.	2,495	134,555
Markel Corp. (a)	273	326,270
Marsh & McLennan Cos., Inc.	2,375	359,646
Mercury General Corp.	4,111	228,859
MetLife, Inc.	8,318	513,470
Old Republic International Corp. (a)	24,900	575,937
Primerica, Inc.	1,579	242,582
Principal Financial Group, Inc.	7,794	501,934
Progressive Corp.	8,029	725,741
Prudential Financial, Inc.	4,963	522,108
Reinsurance Group of America, Inc.	2,454	273,032
RenaissanceRe Holdings, Ltd.	417	58,130
Travelers Cos., Inc.	3,384	514,402
Unum Group	16,836	421,910
White Mountains Insurance Group, Ltd.	306	327,301
Willis Towers Watson PLC	1,277	296,851
WR Berkley Corp.	3,364	246,178
		17,515,568

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	48	$128,329
Alphabet, Inc. Class C (a)	54	143,927
Facebook, Inc. Class A (a)	215	72,969
IAC/InterActiveCorp. (a)	273	35,569
Match Group, Inc. (a)	3,673	576,624
Pinterest, Inc. Class A (a)	11,853	603,910
Twitter, Inc. (a)	2,609	157,558
Vimeo, Inc. (a) (c)	1,340	39,356
Zillow Group, Inc. Class C (a)	258	22,740
		1,780,982
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	16	52,560
eBay, Inc.	11,210	781,001
Etsy, Inc. (a)	4,348	904,210
Qurate Retail, Inc. Class A	56,826	579,057
Wayfair, Inc. Class A (a) (c)	2,112	539,637
		2,856,465
IT SERVICES — 3.2%
Accenture PLC Class A	567	181,395
Akamai Technologies, Inc. (a)	2,769	289,610
Alliance Data Systems Corp.	4,641	468,230
Amdocs, Ltd.	9,735	737,037
Automatic Data Processing, Inc.	1,469	293,682
Broadridge Financial Solutions, Inc.	2,473	412,101
Cloudflare, Inc. Class A (a)	448	50,467
Cognizant Technology Solutions Corp. Class A	16,436	1,219,716
Concentrix Corp.	1,900	336,300
DXC Technology Co. (a)	20,864	701,239
EPAM Systems, Inc. (a)	2,298	1,310,963
Euronet Worldwide, Inc. (a)	348	44,293
Fidelity National Information Services, Inc.	358	43,561
Fiserv, Inc. (a)	746	80,941
FleetCor Technologies, Inc. (a)	399	104,247
Gartner, Inc. (a)	4,439	1,348,923
Genpact, Ltd.	5,197	246,909
Global Payments, Inc.	408	64,293
Globant SA (a)	480	134,885
GoDaddy, Inc. Class A (a)	637	44,399
International Business Machines Corp.	2,094	290,919
Jack Henry & Associates, Inc.	410	67,265
Mastercard, Inc. Class A	56	19,470
Paychex, Inc.	4,322	486,009
PayPal Holdings, Inc. (a)	162	42,154
Paysafe, Ltd. (a)	7,950	61,612
Shift4 Payments, Inc. Class A (a)	198	15,349
Snowflake, Inc. Class A (a)	90	27,219
Square, Inc. Class A (a)	830	199,067
StoneCo, Ltd. Class A (a)	625	21,700
Switch, Inc. Class A	2,068	52,507
VeriSign, Inc. (a)	989	202,755
Visa, Inc. Class A	77	17,152
Security Description	Shares	Value
Western Union Co.	8,042	$162,609
WEX, Inc. (a)	318	56,013
		9,834,991
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	10,289	980,233
Hasbro, Inc.	1,010	90,112
Hayward Holdings, Inc. (a)	1,094	24,331
Mattel, Inc. (a)	22,042	409,100
Peloton Interactive, Inc. Class A (a)	1,230	107,071
Polaris, Inc.	4,868	582,505
YETI Holdings, Inc. (a)	8,942	766,240
		2,959,592
LIFE SCIENCES TOOLS & SERVICES — 1.9%
10X Genomics, Inc. Class A (a)	330	48,041
Agilent Technologies, Inc.	2,224	350,347
Avantor, Inc. (a)	13,509	552,518
Bio-Rad Laboratories, Inc. Class A (a)	994	741,474
Bio-Techne Corp.	786	380,872
Bruker Corp.	2,895	226,099
Charles River Laboratories International, Inc. (a)	1,171	483,237
Illumina, Inc. (a)	214	86,801
IQVIA Holdings, Inc. (a)	1,472	352,603
Maravai LifeSciences Holdings, Inc. Class A (a)	3,876	190,234
Mettler-Toledo International, Inc. (a)	414	570,227
PerkinElmer, Inc.	3,613	626,097
PPD, Inc. (a)	1,085	50,767
QIAGEN NV (a) (c)	2,504	129,407
Repligen Corp. (a)	463	133,802
Syneos Health, Inc. (a)	2,685	234,884
Thermo Fisher Scientific, Inc.	242	138,262
Waters Corp. (a)	1,636	584,543
		5,880,215
MACHINERY — 3.9%
AGCO Corp.	9,345	1,145,043
Allison Transmission Holdings, Inc.	2,994	105,748
Caterpillar, Inc.	719	138,026
Colfax Corp. (a)	3,378	155,050
Crane Co.	2,607	247,170
Cummins, Inc.	2,813	631,687
Deere & Co.	926	310,275
Donaldson Co., Inc.	4,399	252,547
Dover Corp.	3,167	492,468
Flowserve Corp.	5,780	200,393
Fortive Corp.	3,292	232,316
Gates Industrial Corp. PLC (a)	2,172	35,338
Graco, Inc.	6,482	453,546
IDEX Corp.	1,459	301,940
Illinois Tool Works, Inc.	1,022	211,176
ITT, Inc.	5,793	497,271
Lincoln Electric Holdings, Inc.	2,857	367,953
Middleby Corp. (a)	2,936	500,617

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Nordson Corp.	374	$89,068
Oshkosh Corp.	2,316	237,089
Otis Worldwide Corp.	6,850	563,618
PACCAR, Inc.	1,853	146,239
Parker-Hannifin Corp.	1,001	279,900
Pentair PLC	11,743	852,894
Snap-on, Inc.	4,686	979,140
Stanley Black & Decker, Inc.	2,846	498,932
Timken Co.	6,402	418,819
Toro Co.	5,885	573,258
Westinghouse Air Brake Technologies Corp.	2,773	239,060
Woodward, Inc.	2,028	229,570
Xylem, Inc.	3,830	473,694
		11,859,845
MARINE — 0.0% (d)
Kirby Corp. (a)	656	31,462
MEDIA — 2.2%
Altice USA, Inc. Class A (a)	13,984	289,748
Cable One, Inc.	28	50,768
Charter Communications, Inc. Class A (a)	178	129,506
Comcast Corp. Class A	1,607	89,880
Discovery, Inc. Class A (a)	6,140	155,833
Discovery, Inc. Class C (a)	12,968	314,733
DISH Network Corp. Class A (a)	7,274	316,128
Fox Corp. Class A	9,267	371,699
Fox Corp. Class B	4,191	155,570
Interpublic Group of Cos., Inc.	48,065	1,762,544
Liberty Broadband Corp. Class C (a)	206	35,576
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,047	49,387
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,182	103,580
New York Times Co. Class A	1,750	86,222
News Corp. Class A	12,642	297,466
News Corp. Class B	3,974	92,316
Nexstar Media Group, Inc. Class A	5,666	861,005
Omnicom Group, Inc.	10,775	780,756
Sirius XM Holdings, Inc. (c)	5,216	31,818
ViacomCBS, Inc. Class A	894	37,611
ViacomCBS, Inc. Class B	21,808	861,634
		6,873,780
METALS & MINING — 1.5%
Alcoa Corp. (a)	16,275	796,498
Freeport-McMoRan, Inc.	13,175	428,583
Newmont Corp.	6,712	364,462
Nucor Corp.	12,004	1,182,274
Reliance Steel & Aluminum Co.	6,349	904,225
Royal Gold, Inc.	864	82,503
Southern Copper Corp.	1,154	64,786
Steel Dynamics, Inc.	11,551	675,502
United States Steel Corp.	2,086	45,829
		4,544,662
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	7,703	$121,477
Annaly Capital Management, Inc. REIT	2,584	21,757
Starwood Property Trust, Inc. REIT	11,927	291,138
		434,372
MULTI-UTILITIES — 1.0%
Ameren Corp.	3,182	257,742
CenterPoint Energy, Inc.	9,338	229,715
CMS Energy Corp.	2,719	162,406
Consolidated Edison, Inc.	2,845	206,519
Dominion Energy, Inc.	981	71,633
DTE Energy Co.	4,369	488,061
MDU Resources Group, Inc.	17,644	523,497
NiSource, Inc.	5,709	138,329
Public Service Enterprise Group, Inc.	7,666	466,859
Sempra Energy	2,262	286,143
WEC Energy Group, Inc.	2,004	176,753
		3,007,657
MULTILINE RETAIL — 1.0%
Dollar General Corp.	1,995	423,219
Dollar Tree, Inc. (a)	7,509	718,761
Kohl's Corp.	13,157	619,563
Ollie's Bargain Outlet Holdings, Inc. (a)	392	23,630
Target Corp.	5,153	1,178,852
		2,964,025
OIL, GAS & CONSUMABLE FUELS — 2.1%
Antero Midstream Corp.	36,368	378,955
APA Corp.	8,324	178,383
Cabot Oil & Gas Corp.	4,928	107,233
Cheniere Energy, Inc. (a)	4,232	413,340
Chevron Corp.	269	27,290
Cimarex Energy Co.	2,977	259,594
ConocoPhillips	1,390	94,200
Continental Resources, Inc.	1,690	77,994
Devon Energy Corp.	4,819	171,123
Diamondback Energy, Inc.	2,065	195,494
DTE Midstream LLC (a)	2,184	100,988
EOG Resources, Inc.	8,045	645,772
EQT Corp. (a)	14,826	303,340
Exxon Mobil Corp.	354	20,822
Hess Corp.	453	35,384
HollyFrontier Corp.	449	14,875
Kinder Morgan, Inc.	11,737	196,360
Marathon Oil Corp.	16,220	221,727
Marathon Petroleum Corp.	1,059	65,457
New Fortress Energy, Inc. (c)	398	11,045
Occidental Petroleum Corp.	5,764	170,499
ONEOK, Inc.	10,923	633,425
Phillips 66	303	21,219
Pioneer Natural Resources Co.	2,547	424,101

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Targa Resources Corp.	18,020	$886,764
Texas Pacific Land Corp.	336	406,345
Valero Energy Corp.	570	40,225
Williams Cos., Inc.	16,294	422,666
		6,524,620
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	15,904	976,028
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	681	204,253
Herbalife Nutrition, Ltd. (a)	5,811	246,270
		450,523
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	994	58,815
Catalent, Inc. (a)	1,181	157,156
Eli Lilly & Co.	333	76,940
Jazz Pharmaceuticals PLC (a)	2,837	369,406
Johnson & Johnson	123	19,865
Merck & Co., Inc.	621	46,643
Organon & Co.	34,613	1,134,960
Perrigo Co. PLC	677	32,042
Pfizer, Inc.	2,205	94,837
Royalty Pharma PLC Class A	745	26,924
Zoetis, Inc.	766	148,711
		2,166,299
PROFESSIONAL SERVICES — 1.5%
Booz Allen Hamilton Holding Corp.	1,827	144,973
CACI International, Inc. Class A (a)	943	247,160
CoStar Group, Inc. (a)	1,116	96,043
Dun & Bradstreet Holdings, Inc. (a)	794	13,347
Equifax, Inc.	1,139	288,645
FTI Consulting, Inc. (a)	2,363	318,296
IHS Markit, Ltd.	2,036	237,438
Jacobs Engineering Group, Inc.	5,798	768,409
Leidos Holdings, Inc.	1,549	148,905
ManpowerGroup, Inc.	6,508	704,686
Nielsen Holdings PLC	21,945	421,125
Robert Half International, Inc.	8,627	865,547
Science Applications International Corp.	1,721	147,249
TransUnion	1,277	143,420
Verisk Analytics, Inc.	558	111,751
		4,656,994
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
CBRE Group, Inc. Class A (a)	15,236	1,483,377
Howard Hughes Corp. (a)	401	35,212
Jones Lang LaSalle, Inc. (a)	4,919	1,220,354
		2,738,943
ROAD & RAIL — 1.5%
AMERCO	941	607,914
CSX Corp.	8,087	240,507
JB Hunt Transport Services, Inc.	3,735	624,567
Kansas City Southern	2,056	556,436
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	6,643	$339,789
Landstar System, Inc.	2,569	405,440
Norfolk Southern Corp.	1,333	318,920
Old Dominion Freight Line, Inc.	1,886	539,358
Ryder System, Inc.	8,141	673,342
Schneider National, Inc. Class B	3,224	73,314
Union Pacific Corp.	575	112,706
XPO Logistics, Inc. (a)	2,877	228,952
		4,721,245
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Micro Devices, Inc. (a)	4,911	505,342
Allegro MicroSystems, Inc. (a)	3,179	101,601
Analog Devices, Inc.	8,199	1,373,168
Applied Materials, Inc.	6,044	778,044
Broadcom, Inc.	362	175,545
Brooks Automation, Inc.	5,862	599,976
Cirrus Logic, Inc. (a)	4,330	356,575
Enphase Energy, Inc. (a)	4,127	618,926
Entegris, Inc.	7,589	955,455
First Solar, Inc. (a)	2,870	273,970
Intel Corp.	1,946	103,683
KLA Corp.	3,393	1,134,992
Lam Research Corp.	1,030	586,224
Marvell Technology, Inc.	5,848	352,693
Microchip Technology, Inc.	2,093	321,255
Micron Technology, Inc.	11,453	812,934
MKS Instruments, Inc.	3,290	496,494
Monolithic Power Systems, Inc.	1,532	742,530
NVIDIA Corp.	238	49,304
NXP Semiconductors NV	2,970	581,734
ON Semiconductor Corp. (a)	19,348	885,558
Qorvo, Inc. (a)	8,022	1,341,198
QUALCOMM, Inc.	1,780	229,584
Skyworks Solutions, Inc.	3,952	651,211
Teradyne, Inc.	8,513	929,364
Texas Instruments, Inc.	1,874	360,202
Universal Display Corp.	1,428	244,131
Wolfspeed, Inc. (a)	271	21,878
Xilinx, Inc.	2,718	410,391
		15,993,962
SOFTWARE — 4.1%
Adobe, Inc. (a)	130	74,844
ANSYS, Inc. (a)	570	194,056
Aspen Technology, Inc. (a)	3,136	385,101
Atlassian Corp. PLC Class A (a)	530	207,453
Autodesk, Inc. (a)	874	249,239
Avalara, Inc. (a)	203	35,478
Bentley Systems, Inc. Class B	4,868	295,195
Black Knight, Inc. (a)	286	20,592
Cadence Design Systems, Inc. (a)	3,988	603,943
CDK Global, Inc.	3,692	157,095
Ceridian HCM Holding, Inc. (a)	233	26,240
Citrix Systems, Inc.	972	104,364

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	2,691	$661,394
Datto Holding Corp. (a) (c)	994	23,757
DocuSign, Inc. (a)	683	175,825
Dolby Laboratories, Inc. Class A	4,669	410,872
DoubleVerify Holdings, Inc. (a) (c)	496	16,943
Dropbox, Inc. Class A (a)	5,649	165,064
Duck Creek Technologies, Inc. (a)	2,299	101,708
Dynatrace, Inc. (a)	1,888	133,991
Elastic NV (a)	249	37,098
Fair Isaac Corp. (a)	261	103,860
Five9, Inc. (a)	212	33,865
Fortinet, Inc. (a)	3,107	907,368
Guidewire Software, Inc. (a)	235	27,934
HubSpot, Inc. (a)	476	321,819
Intuit, Inc.	735	396,540
Jamf Holding Corp. (a) (c)	1,988	76,578
Mandiant, Inc. (a)	3,180	56,604
Manhattan Associates, Inc. (a)	2,595	397,113
McAfee Corp. Class A	1,827	40,395
Microsoft Corp.	505	142,370
NCR Corp. (a) (c)	15,656	606,826
NortonLifeLock, Inc.	10,900	275,770
Nuance Communications, Inc. (a)	11,985	659,654
Oracle Corp.	1,785	155,527
Palo Alto Networks, Inc. (a)	1,216	582,464
Paycom Software, Inc. (a)	331	164,093
Paylocity Holding Corp. (a)	414	116,086
PTC, Inc. (a)	1,568	187,831
RingCentral, Inc. Class A (a)	80	17,400
salesforce.com, Inc. (a)	397	107,674
ServiceNow, Inc. (a)	279	173,613
Smartsheet, Inc. Class A (a)	894	61,525
SS&C Technologies Holdings, Inc.	3,625	251,575
Synopsys, Inc. (a)	1,719	514,686
Teradata Corp. (a)	14,904	854,744
Trade Desk, Inc. Class A (a)	4,026	283,028
Tyler Technologies, Inc. (a)	662	303,626
Unity Software, Inc. (a)	368	46,460
VMware, Inc. Class A (a) (c)	1,537	228,552
Workday, Inc. Class A (a)	754	188,417
Zendesk, Inc. (a)	341	39,689
Zoom Video Communications, Inc. Class A (a)	554	144,871
		12,548,809
SPECIALTY RETAIL — 4.9%
Advance Auto Parts, Inc.	4,030	841,827
AutoNation, Inc. (a)	7,920	964,339
AutoZone, Inc. (a)	317	538,263
Bath & Body Works, Inc.	18,627	1,174,060
Best Buy Co., Inc.	11,514	1,217,145
Burlington Stores, Inc. (a)	158	44,804
CarMax, Inc. (a)	1,975	252,721
Dick's Sporting Goods, Inc.	9,765	1,169,554
Five Below, Inc. (a)	2,720	480,923
Security Description	Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	6,668	$805,428
Foot Locker, Inc.	14,013	639,834
GameStop Corp. Class A (a)	666	116,863
Gap, Inc.	4,576	103,875
Home Depot, Inc.	162	53,178
Leslie's, Inc. (a)	796	16,350
Lithia Motors, Inc.	526	166,763
Lowe's Cos., Inc.	2,482	503,498
O'Reilly Automotive, Inc. (a)	1,115	681,332
Penske Automotive Group, Inc.	3,693	371,516
Petco Health & Wellness Co., Inc. (a)	2,286	48,235
RH (a)	789	526,192
Ross Stores, Inc.	2,238	243,606
TJX Cos., Inc.	2,740	180,785
Tractor Supply Co.	5,367	1,087,408
Ulta Beauty, Inc. (a)	1,422	513,228
Victoria's Secret & Co. (a)	6,208	343,054
Williams-Sonoma, Inc.	11,634	2,063,057
		15,147,838
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	2,081	294,462
Dell Technologies, Inc. Class C (a)	23,021	2,395,105
Hewlett Packard Enterprise Co.	58,072	827,526
HP, Inc.	117,070	3,203,035
NetApp, Inc.	26,087	2,341,569
Western Digital Corp. (a)	6,774	382,325
Xerox Holdings Corp.	8,355	168,520
		9,612,542
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings, Ltd. (a)	8,639	418,214
Carter's, Inc.	1,734	168,614
Columbia Sportswear Co.	1,418	135,901
Deckers Outdoor Corp. (a)	2,782	1,002,076
Hanesbrands, Inc.	23,503	403,312
Lululemon Athletica, Inc. (a)	318	128,695
NIKE, Inc. Class B	266	38,631
PVH Corp. (a)	1,674	172,071
Ralph Lauren Corp.	1,125	124,920
Skechers U.S.A., Inc. Class A (a)	4,320	181,958
Tapestry, Inc.	3,957	146,488
Under Armour, Inc. Class A (a)	3,175	64,072
Under Armour, Inc. Class C (a)	3,306	57,921
VF Corp.	883	59,152
		3,102,025
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	51,824	775,287
New York Community Bancorp, Inc.	6,070	78,121
Rocket Cos., Inc. Class A	1,458	23,386
		876,794
TOBACCO — 0.2%
Altria Group, Inc.	7,200	327,744

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	2,604	$246,833
		574,577
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	6,146	241,784
Fastenal Co.	7,682	396,468
MSC Industrial Direct Co., Inc. Class A	3,885	311,538
SiteOne Landscape Supply, Inc. (a)	1,978	394,552
United Rentals, Inc. (a)	3,209	1,126,134
Univar Solutions, Inc. (a)	7,000	166,740
W.W. Grainger, Inc.	1,461	574,261
Watsco, Inc.	2,838	750,991
		3,962,468
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,318	222,794
Essential Utilities, Inc.	1,009	46,495
		269,289
TOTAL COMMON STOCKS (Cost $256,096,993)		307,171,905
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	218,600	218,643
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (g)	569,506	$569,506
TOTAL SHORT-TERM INVESTMENTS (Cost $788,149)		788,149
TOTAL INVESTMENTS — 100.1% (Cost $256,885,142)		307,960,054
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(264,408)
NET ASSETS — 100.0%		$307,695,646
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	12/17/2021	$444,467	$429,775	$(14,692)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$307,171,905	$—	$—	$307,171,905
Short-Term Investments	788,149	—	—	788,149
TOTAL INVESTMENTS	$307,960,054	$—	$—	$307,960,054
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(14,692)	—	—	(14,692)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(14,692)	$—	$—	$(14,692)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	3,598	$296,043	$—	$1,903	$337	$8,482	3,576	$302,959	$2,038
State Street Institutional Liquid Reserves Fund, Premier Class	331,497	331,596	1,684,830	1,797,737	(46)	—	218,600	218,643	37
State Street Navigator Securities Lending Portfolio II	1,147,495	1,147,495	3,283,475	3,861,464	—	—	569,506	569,506	3,329
Total		$1,775,134	$4,968,305	$5,661,104	$291	$8,482		$1,091,108	$5,404
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	10,166	$547,541
General Dynamics Corp.	22,523	4,415,184
Huntington Ingalls Industries, Inc.	13,626	2,630,635
		7,593,360
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	43,124	3,751,788
AUTO COMPONENTS — 0.3%
Gentex Corp.	60,179	1,984,703
AUTOMOBILES — 0.3%
Thor Industries, Inc.	15,616	1,917,020
BANKS — 4.2%
Bank of Hawaii Corp.	7,144	587,022
Bank OZK	29,016	1,247,108
BOK Financial Corp.	2,676	239,636
Citizens Financial Group, Inc.	33,191	1,559,313
Comerica, Inc.	25,697	2,068,609
Cullen/Frost Bankers, Inc.	8,366	992,375
East West Bancorp, Inc.	12,043	933,814
First Hawaiian, Inc.	32,368	950,001
First Horizon Corp.	104,751	1,706,394
FNB Corp.	76,554	889,557
Huntington Bancshares, Inc.	131,728	2,036,515
KeyCorp.	120,780	2,611,264
M&T Bank Corp.	13,771	2,056,561
People's United Financial, Inc.	87,091	1,521,480
Popular, Inc.	15,122	1,174,526
Prosperity Bancshares, Inc.	22,610	1,608,249
Regions Financial Corp.	104,803	2,233,352
Synovus Financial Corp.	18,387	807,005
Webster Financial Corp.	17,788	968,734
Zions Bancorp NA	25,020	1,548,488
		27,740,003
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	35,346	2,158,580
Carlisle Cos., Inc.	5,233	1,040,268
		3,198,848
CAPITAL MARKETS — 4.2%
Carlyle Group, Inc.	11,021	521,073
Cboe Global Markets, Inc.	27,597	3,418,164
Evercore, Inc. Class A	13,740	1,836,626
Franklin Resources, Inc.	85,394	2,537,910
Invesco, Ltd.	63,160	1,522,788
Janus Henderson Group PLC	59,119	2,443,388
Jefferies Financial Group, Inc.	57,017	2,117,041
Lazard, Ltd. Class A	34,989	1,602,496
Northern Trust Corp.	15,199	1,638,604
Raymond James Financial, Inc.	13,242	1,221,972
SEI Investments Co.	16,237	962,854
State Street Corp. (a)	32,287	2,735,355
T Rowe Price Group, Inc.	22,005	4,328,383
Security Description	Shares	Value
Virtu Financial, Inc. Class A	32,055	$783,104
		27,669,758
CHEMICALS — 4.5%
Celanese Corp.	24,477	3,687,215
CF Industries Holdings, Inc.	73,578	4,107,124
Chemours Co.	56,548	1,643,285
Dow, Inc.	125,294	7,211,923
Eastman Chemical Co.	30,310	3,053,430
FMC Corp.	15,428	1,412,588
Huntsman Corp.	72,465	2,144,239
LyondellBasell Industries NV Class A	28,512	2,675,851
NewMarket Corp.	2,288	775,106
RPM International, Inc.	18,582	1,442,892
Scotts Miracle-Gro Co.	5,552	812,591
Valvoline, Inc.	24,545	765,313
Westlake Chemical Corp.	3,488	317,896
		30,049,453
COMMERCIAL SERVICES & SUPPLIES — 0.0% (b)
ADT, Inc.	17,406	140,815
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	112,207	3,087,937
CONSUMER FINANCE — 1.3%
OneMain Holdings, Inc.	30,429	1,683,636
Santander Consumer USA Holdings, Inc.	12,178	507,823
Synchrony Financial	132,311	6,467,362
		8,658,821
CONTAINERS & PACKAGING — 3.8%
Amcor PLC	531,090	6,155,333
Ardagh Group SA	6,325	161,224
Graphic Packaging Holding Co.	97,763	1,861,407
International Paper Co.	134,819	7,539,078
Packaging Corp. of America	31,397	4,315,204
Sealed Air Corp.	20,558	1,126,373
Silgan Holdings, Inc.	11,823	453,530
Sonoco Products Co.	34,770	2,071,597
Westrock Co.	34,432	1,715,747
		25,399,493
DISTRIBUTORS — 0.9%
Genuine Parts Co.	48,691	5,902,810
DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	46,860	1,171,500
Service Corp. International	40,964	2,468,491
		3,639,991
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Lumen Technologies, Inc.	379,308	4,699,626
ELECTRIC UTILITIES — 5.7%
Alliant Energy Corp.	23,432	1,311,723
American Electric Power Co., Inc.	32,284	2,620,815
Avangrid, Inc.	8,991	436,963
Edison International	54,394	3,017,235

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Entergy Corp.	33,098	$3,286,962
Evergy, Inc.	48,886	3,040,709
Eversource Energy	25,138	2,055,283
Exelon Corp.	71,882	3,474,776
FirstEnergy Corp.	84,108	2,995,927
Hawaiian Electric Industries, Inc.	31,106	1,270,058
IDACORP, Inc.	12,765	1,319,646
NRG Energy, Inc.	84,138	3,435,355
OGE Energy Corp.	42,474	1,399,943
Pinnacle West Capital Corp.	31,062	2,247,646
PPL Corp.	149,780	4,175,866
Xcel Energy, Inc.	27,103	1,693,938
		37,782,845
ELECTRICAL EQUIPMENT — 0.6%
Hubbell, Inc.	13,931	2,516,914
nVent Electric PLC	41,340	1,336,522
		3,853,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	34,090	1,260,307
National Instruments Corp.	45,106	1,769,509
		3,029,816
ENTERTAINMENT — 0.0% (b)
World Wrestling Entertainment, Inc. Class A	4,514	253,958
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.2%
Alexandria Real Estate Equities, Inc. REIT	9,533	1,821,470
American Campus Communities, Inc. REIT	16,580	803,301
AvalonBay Communities, Inc. REIT	11,948	2,648,155
Boston Properties, Inc. REIT	29,943	3,244,324
Brixmor Property Group, Inc. REIT	25,883	572,273
Camden Property Trust REIT	6,997	1,031,848
CoreSite Realty Corp. REIT	10,330	1,431,118
Cousins Properties, Inc. REIT	41,691	1,554,657
CubeSmart REIT	31,441	1,523,316
CyrusOne, Inc. REIT	8,328	644,670
Douglas Emmett, Inc. REIT	17,700	559,497
Duke Realty Corp. REIT	24,246	1,160,656
Equity LifeStyle Properties, Inc. REIT	17,875	1,396,038
Equity Residential REIT	35,269	2,853,968
Essex Property Trust, Inc. REIT	8,092	2,587,336
Extra Space Storage, Inc. REIT	13,724	2,305,495
Federal Realty Investment Trust REIT	9,052	1,068,045
First Industrial Realty Trust, Inc. REIT	20,746	1,080,452
Gaming and Leisure Properties, Inc. REIT	40,753	1,887,679
Healthcare Trust of America, Inc. Class A REIT	28,776	853,496
Healthpeak Properties, Inc. REIT	61,815	2,069,566
Security Description	Shares	Value
Highwoods Properties, Inc. REIT	35,293	$1,547,951
Hudson Pacific Properties, Inc. REIT	14,480	380,390
Iron Mountain, Inc. REIT	71,779	3,118,798
Kilroy Realty Corp. REIT	14,999	993,084
Kimco Realty Corp. REIT	172,864	3,586,928
Lamar Advertising Co. Class A REIT	12,912	1,464,866
Life Storage, Inc. REIT	11,487	1,318,018
Medical Properties Trust, Inc. REIT	108,321	2,174,002
Mid-America Apartment Communities, Inc. REIT	7,509	1,402,306
National Retail Properties, Inc. REIT	37,184	1,605,977
Omega Healthcare Investors, Inc. REIT	47,372	1,419,265
Public Storage REIT	9,231	2,742,530
Rayonier, Inc. REIT	12,998	463,769
Realty Income Corp. REIT	23,946	1,553,138
Regency Centers Corp. REIT	11,260	758,136
Simon Property Group, Inc. REIT	20,633	2,681,671
SL Green Realty Corp. REIT	24,099	1,707,173
Spirit Realty Capital, Inc. REIT	12,460	573,658
STORE Capital Corp. REIT	38,014	1,217,588
UDR, Inc. REIT	16,337	865,534
Ventas, Inc. REIT	35,590	1,964,924
VEREIT, Inc.	26,303	1,189,685
VICI Properties, Inc. REIT	141,790	4,028,254
WP Carey, Inc. REIT	36,719	2,681,956
		74,536,961
FOOD & STAPLES RETAILING — 1.3%
Kroger Co.	219,676	8,881,501
FOOD PRODUCTS — 6.8%
Campbell Soup Co.	67,524	2,823,178
Conagra Brands, Inc.	161,449	5,468,278
Flowers Foods, Inc.	64,370	1,521,063
General Mills, Inc.	136,827	8,184,991
Hershey Co.	21,050	3,562,713
Hormel Foods Corp.	54,698	2,242,618
Ingredion, Inc.	23,049	2,051,591
J.M. Smucker Co.	36,550	4,387,096
Kellogg Co.	86,755	5,545,380
Kraft Heinz Co.	63,535	2,339,359
Tyson Foods, Inc. Class A	91,989	7,261,612
		45,387,879
GAS UTILITIES — 0.7%
Atmos Energy Corp.	16,954	1,495,343
National Fuel Gas Co.	23,439	1,231,016
UGI Corp.	48,493	2,066,772
		4,793,131
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Cardinal Health, Inc.	100,100	4,950,946
Encompass Health Corp.	20,424	1,532,617
Premier, Inc. Class A	41,791	1,619,819

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	44,937	$6,529,796
		14,633,178
HOTELS, RESTAURANTS & LEISURE — 0.0% (b)
Wendy's Co.	16,956	367,606
HOUSEHOLD DURABLES — 2.1%
Garmin, Ltd.	21,580	3,354,827
Leggett & Platt, Inc.	46,029	2,063,940
Newell Brands, Inc.	131,560	2,912,738
PulteGroup, Inc.	33,592	1,542,545
Whirlpool Corp.	20,738	4,227,649
		14,101,699
HOUSEHOLD PRODUCTS — 2.6%
Clorox Co.	41,871	6,934,256
Kimberly-Clark Corp.	64,973	8,605,024
Reynolds Consumer Products, Inc.	5,452	149,058
Spectrum Brands Holdings, Inc.	14,391	1,376,787
		17,065,125
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	87,560	1,998,995
Vistra Corp.	165,683	2,833,179
		4,832,174
INSURANCE — 10.1%
Aflac, Inc.	78,786	4,107,114
Allstate Corp.	35,630	4,536,055
American Financial Group, Inc.	8,564	1,077,608
Assurant, Inc.	8,938	1,409,970
Assured Guaranty, Ltd.	23,374	1,094,137
Axis Capital Holdings, Ltd.	13,620	627,065
Cincinnati Financial Corp.	31,761	3,627,741
CNA Financial Corp.	7,377	309,539
Erie Indemnity Co. Class A	7,839	1,398,634
Everest Re Group, Ltd.	11,496	2,882,967
Fidelity National Financial, Inc.	95,532	4,331,421
First American Financial Corp.	36,847	2,470,591
Hanover Insurance Group, Inc.	12,370	1,603,399
Hartford Financial Services Group, Inc.	60,407	4,243,592
Kemper Corp.	18,750	1,252,313
Lincoln National Corp.	27,637	1,900,044
Mercury General Corp.	9,106	506,931
Old Republic International Corp. (c)	96,875	2,240,719
Primerica, Inc.	3,595	552,300
Principal Financial Group, Inc.	55,302	3,561,449
Progressive Corp.	136,985	12,382,074
Prudential Financial, Inc.	32,142	3,381,338
Reinsurance Group of America, Inc.	14,893	1,656,995
RenaissanceRe Holdings, Ltd.	4,114	573,492
Travelers Cos., Inc.	24,985	3,797,970
Unum Group	70,023	1,754,776
		67,280,234
IT SERVICES — 3.0%
Amdocs, Ltd.	44,741	3,387,341
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	12,742	$2,123,327
Cognizant Technology Solutions Corp. Class A	71,016	5,270,097
Jack Henry & Associates, Inc.	8,923	1,463,907
Paychex, Inc.	45,517	5,118,387
Western Union Co.	141,226	2,855,590
		20,218,649
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	15,918	1,516,508
Hasbro, Inc.	13,560	1,209,823
Polaris, Inc.	19,840	2,374,054
		5,100,385
MACHINERY — 2.5%
Allison Transmission Holdings, Inc.	31,217	1,102,585
Crane Co.	10,514	996,832
Cummins, Inc.	19,945	4,478,849
Donaldson Co., Inc.	23,715	1,361,478
Flowserve Corp.	33,583	1,164,323
Lincoln Electric Holdings, Inc.	12,422	1,599,829
Pentair PLC	19,927	1,447,298
Snap-on, Inc.	16,873	3,525,613
Timken Co.	12,525	819,386
		16,496,193
MEDIA — 2.9%
Fox Corp. Class A	42,571	1,707,523
Fox Corp. Class B	21,185	786,387
Interpublic Group of Cos., Inc.	135,425	4,966,035
Nexstar Media Group, Inc. Class A	14,180	2,154,793
Omnicom Group, Inc.	73,424	5,320,303
ViacomCBS, Inc. Class A	2,796	117,627
ViacomCBS, Inc. Class B	110,620	4,370,596
		19,423,264
METALS & MINING — 1.7%
Newmont Corp.	69,190	3,757,017
Nucor Corp.	28,839	2,840,353
Reliance Steel & Aluminum Co.	20,042	2,854,382
Steel Dynamics, Inc.	28,960	1,693,581
		11,145,333
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	79,681	1,256,570
Starwood Property Trust, Inc. REIT	87,003	2,123,743
		3,380,313
MULTI-UTILITIES — 3.4%
Ameren Corp.	23,087	1,870,047
CenterPoint Energy, Inc.	41,836	1,029,166
CMS Energy Corp.	28,704	1,714,490
Consolidated Edison, Inc.	39,232	2,847,851
DTE Energy Co.	26,037	2,908,593
MDU Resources Group, Inc.	68,567	2,034,383
NiSource, Inc.	69,919	1,694,137

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	54,347	$3,309,732
Sempra Energy	22,735	2,875,977
WEC Energy Group, Inc.	23,724	2,092,457
		22,376,833
OIL, GAS & CONSUMABLE FUELS — 3.7%
Antero Midstream Corp.	114,878	1,197,029
Cabot Oil & Gas Corp.	135,087	2,939,493
DTE Midstream LLC (c)	13,015	601,813
HollyFrontier Corp.	18,182	602,370
Kinder Morgan, Inc.	285,531	4,776,934
ONEOK, Inc.	117,253	6,799,501
Targa Resources Corp.	23,833	1,172,822
Williams Cos., Inc.	255,566	6,629,382
		24,719,344
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	18,594	1,141,114
PHARMACEUTICALS — 0.3%
Perrigo Co. PLC	45,923	2,173,536
PROFESSIONAL SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	29,995	2,380,103
ManpowerGroup, Inc.	18,672	2,021,804
Robert Half International, Inc.	29,513	2,961,039
Science Applications International Corp.	19,890	1,701,789
		9,064,735
ROAD & RAIL — 0.3%
Ryder System, Inc.	17,947	1,484,396
Schneider National, Inc. Class B	17,775	404,204
		1,888,600
SOFTWARE — 0.8%
Citrix Systems, Inc.	29,021	3,115,985
NortonLifeLock, Inc.	91,853	2,323,881
		5,439,866
SPECIALTY RETAIL — 2.7%
Best Buy Co., Inc.	76,124	8,047,068
Dick's Sporting Goods, Inc.	21,748	2,604,758
Foot Locker, Inc.	13,486	615,771
Penske Automotive Group, Inc.	8,353	840,312
Tractor Supply Co.	10,058	2,037,851
Williams-Sonoma, Inc.	22,341	3,961,729
		18,107,489
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Hewlett Packard Enterprise Co.	372,633	5,310,020
Security Description	Shares	Value
HP, Inc.	430,226	$11,770,983
NetApp, Inc.	76,708	6,885,310
Xerox Holdings Corp.	52,668	1,062,314
		25,028,627
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc.	120,120	2,061,259
THRIFTS & MORTGAGE FINANCE — 0.6%
MGIC Investment Corp.	116,103	1,736,901
New York Community Bancorp, Inc.	150,035	1,930,950
TFS Financial Corp.	5,233	99,741
		3,767,592
TOBACCO — 1.1%
Altria Group, Inc.	167,395	7,619,820
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	21,594	849,508
Fastenal Co.	82,351	4,250,135
MSC Industrial Direct Co., Inc. Class A	15,436	1,237,813
W.W. Grainger, Inc.	4,933	1,938,965
Watsco, Inc.	11,301	2,990,470
		11,266,891
TOTAL COMMON STOCKS (Cost $602,132,214)		662,653,812
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e) (Cost $505,992)	505,890	505,992
TOTAL INVESTMENTS — 99.7% (Cost $602,638,206)		663,159,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,780,650
NET ASSETS — 100.0%		$664,940,454
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	8	12/17/2021	$1,789,446	$1,719,100	$(70,346)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$662,653,812	$—	$—	$662,653,812
Short-Term Investment	505,992	—	—	505,992
TOTAL INVESTMENTS	$663,159,804	$—	$—	$663,159,804
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(70,346)	—	—	(70,346)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(70,346)	$—	$—	$(70,346)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	31,020	$2,552,326	$148,348	$34,058	$347	$68,392	32,287	$2,735,355	$18,404
State Street Institutional Liquid Reserves Fund, Premier Class	1,526,114	1,526,572	8,386,154	9,406,585	(86)	(63)	505,890	505,992	164
State Street Navigator Securities Lending Portfolio II	—	—	4,200,357	4,200,357	—	—	—	—	341
Total		$4,078,898	$12,734,859	$13,641,000	$261	$68,329		$3,241,347	$18,909
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	132	$4,281
Aerojet Rocketdyne Holdings, Inc.	115	5,008
AeroVironment, Inc. (a)	42	3,625
Axon Enterprise, Inc. (a)	277	48,481
Boeing Co. (a)	1,618	355,863
Curtiss-Wright Corp.	94	11,861
General Dynamics Corp.	424	83,117
Hexcel Corp. (a)	301	17,876
Howmet Aerospace, Inc.	1,642	51,230
Huntington Ingalls Industries, Inc.	57	11,004
Kaman Corp.	52	1,855
L3Harris Technologies, Inc.	380	83,691
Lockheed Martin Corp.	80	27,608
Mercury Systems, Inc. (a)	6	285
Moog, Inc. Class A	98	7,471
Northrop Grumman Corp.	114	41,057
Raytheon Technologies Corp.	4,788	411,576
Textron, Inc.	906	63,248
TransDigm Group, Inc. (a)	159	99,307
Triumph Group, Inc. (a)	257	4,788
		1,333,232
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	51	4,166
C.H. Robinson Worldwide, Inc.	14	1,218
Echo Global Logistics, Inc. (a)	27	1,288
Expeditors International of Washington, Inc.	497	59,207
FedEx Corp.	931	204,159
Forward Air Corp.	98	8,136
GXO Logistics, Inc. (a)	395	30,984
Hub Group, Inc. Class A (a)	83	5,706
United Parcel Service, Inc. Class B	2,128	387,509
		702,373
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	496	29,066
Allegiant Travel Co. (a)	55	10,752
American Airlines Group, Inc. (a)	2,554	52,408
Delta Air Lines, Inc. (a)	2,410	102,690
Hawaiian Holdings, Inc. (a)	252	5,458
JetBlue Airways Corp. (a)	1,261	19,281
SkyWest, Inc. (a)	179	8,832
Southwest Airlines Co. (a)	2,231	114,740
United Airlines Holdings, Inc. (a)	1,202	57,179
		400,406
AUTO COMPONENTS — 0.4%
Adient PLC (a)	338	14,010
American Axle & Manufacturing Holdings, Inc. (a)	558	4,916
Aptiv PLC (a)	1,111	165,506
BorgWarner, Inc.	549	23,722
Cooper-Standard Holdings, Inc. (a)	2	44
Dana, Inc.	585	13,011
Security Description	Shares	Value
Dorman Products, Inc. (a)	40	$3,787
Fox Factory Holding Corp. (a)	183	26,451
Gentex Corp.	342	11,279
Gentherm, Inc. (a)	124	10,035
Goodyear Tire & Rubber Co. (a)	1,199	21,222
LCI Industries	8	1,077
Lear Corp.	173	27,071
Patrick Industries, Inc.	17	1,416
Standard Motor Products, Inc.	27	1,180
Visteon Corp. (a)	121	11,421
		336,148
AUTOMOBILES — 3.8%
Ford Motor Co. (a)	16,665	235,977
General Motors Co. (a)	6,185	326,011
Harley-Davidson, Inc.	579	21,197
Tesla, Inc. (a)	3,457	2,680,834
Thor Industries, Inc.	6	737
Winnebago Industries, Inc.	71	5,144
		3,269,900
BANKS — 7.7%
Ameris Bancorp	278	14,423
Associated Banc-Corp.	445	9,532
Banc of California, Inc.	124	2,293
BancFirst Corp.	70	4,208
Bancorp, Inc. (a)	217	5,523
BancorpSouth Bank	260	7,743
Bank of America Corp.	26,696	1,133,245
Bank of Hawaii Corp.	128	10,518
Bank OZK	457	19,642
BankUnited, Inc.	371	15,515
Banner Corp.	127	7,012
Berkshire Hills Bancorp, Inc.	218	5,882
Brookline Bancorp, Inc.	327	4,990
Cadence BanCorp	524	11,507
Cathay General Bancorp	293	12,127
Central Pacific Financial Corp.	144	3,698
CIT Group, Inc.	415	21,559
Citigroup, Inc.	5,535	388,446
Citizens Financial Group, Inc.	1,696	79,678
City Holding Co.	18	1,402
Columbia Banking System, Inc.	224	8,510
Comerica, Inc.	556	44,758
Commerce Bancshares, Inc.	264	18,396
Community Bank System, Inc.	135	9,237
Cullen/Frost Bankers, Inc.	200	23,724
Customers Bancorp, Inc. (a)	154	6,625
CVB Financial Corp.	166	3,381
Dime Community Bancshares, Inc.	143	4,670
Eagle Bancorp, Inc.	145	8,338
East West Bancorp, Inc.	565	43,810
FB Financial Corp.	124	5,317
Fifth Third Bancorp	2,839	120,487
First BanCorp (b)	871	11,454
First BanCorp (b)	121	5,204
First Commonwealth Financial Corp.	367	5,002

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
First Financial Bancorp	305	$7,140
First Financial Bankshares, Inc.	476	21,872
First Hawaiian, Inc.	410	12,034
First Horizon Corp.	2,098	34,176
First Midwest Bancorp, Inc.	309	5,874
First Republic Bank	633	122,093
FNB Corp.	1,006	11,690
Fulton Financial Corp.	679	10,375
Glacier Bancorp, Inc.	343	18,985
Great Western Bancorp, Inc.	172	5,631
Hancock Whitney Corp.	346	16,304
Heritage Financial Corp.	30	765
Hilltop Holdings, Inc.	231	7,547
Home BancShares, Inc.	541	12,730
Hope Bancorp, Inc.	359	5,184
Huntington Bancshares, Inc.	5,120	79,155
Independent Bank Corp.	30	2,285
Independent Bank Group, Inc.	154	10,940
International Bancshares Corp.	174	7,245
Investors Bancorp, Inc.	704	10,637
JPMorgan Chase & Co.	10,772	1,763,269
KeyCorp.	3,702	80,037
M&T Bank Corp.	351	52,418
National Bank Holdings Corp. Class A	102	4,129
NBT Bancorp, Inc.	60	2,167
OFG Bancorp	194	4,893
Old National Bancorp	375	6,356
Pacific Premier Bancorp, Inc.	376	15,581
PacWest Bancorp	441	19,986
Park National Corp.	42	5,122
People's United Financial, Inc.	1,538	26,869
Pinnacle Financial Partners, Inc.	303	28,506
PNC Financial Services Group, Inc.	1,621	317,132
Preferred Bank	52	3,467
Prosperity Bancshares, Inc.	192	13,657
Regions Financial Corp.	3,834	81,703
Renasant Corp.	215	7,751
S&T Bancorp, Inc.	69	2,033
Seacoast Banking Corp. of Florida	211	7,134
ServisFirst Bancshares, Inc.	168	13,070
Signature Bank	245	66,709
Simmons First National Corp. Class A	338	9,991
Southside Bancshares, Inc.	84	3,216
Sterling Bancorp	731	18,246
SVB Financial Group (a)	252	163,014
Synovus Financial Corp.	593	26,027
Texas Capital Bancshares, Inc. (a)	212	12,724
Tompkins Financial Corp.	32	2,589
Triumph Bancorp, Inc. (a)	78	7,810
Truist Financial Corp.	4,280	251,022
Trustmark Corp.	173	5,574
UMB Financial Corp.	164	15,860
Umpqua Holdings Corp.	842	17,051
United Bankshares, Inc.	366	13,315
United Community Banks, Inc.	271	8,894
US Bancorp	4,580	272,235
Security Description	Shares	Value
Valley National Bancorp	1,444	$19,220
Veritex Holdings, Inc.	187	7,360
Webster Financial Corp.	360	19,606
Wells Fargo & Co.	16,598	770,313
Westamerica BanCorp	60	3,376
Wintrust Financial Corp.	215	17,280
Zions Bancorp NA	585	36,206
		6,703,436
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	13	6,627
Brown-Forman Corp. Class B	99	6,634
Celsius Holdings, Inc. (a)	113	10,180
Coca-Cola Co.	3,806	199,701
Coca-Cola Consolidated, Inc.	18	7,095
Constellation Brands, Inc. Class A	349	73,531
MGP Ingredients, Inc.	50	3,255
Molson Coors Beverage Co. Class B	513	23,793
Monster Beverage Corp. (a)	363	32,245
National Beverage Corp.	101	5,302
PepsiCo, Inc.	1,054	158,532
		526,895
BIOTECHNOLOGY — 0.5%
AbbVie, Inc.	2,117	228,361
Amgen, Inc.	63	13,397
Anika Therapeutics, Inc. (a)	5	213
Arrowhead Pharmaceuticals, Inc. (a)	392	24,473
Biogen, Inc. (a)	213	60,277
Coherus Biosciences, Inc. (a)	147	2,362
Cytokinetics, Inc. (a)	8	286
Eagle Pharmaceuticals, Inc. (a)	15	837
Emergent BioSolutions, Inc. (a)	54	2,704
Enanta Pharmaceuticals, Inc. (a)	30	1,704
Exelixis, Inc. (a)	34	719
Gilead Sciences, Inc.	410	28,638
Halozyme Therapeutics, Inc. (a)	480	19,526
Incyte Corp. (a)	20	1,376
Ligand Pharmaceuticals, Inc. (a)	18	2,508
Myriad Genetics, Inc. (a)	284	9,170
Organogenesis Holdings, Inc. (a)	213	3,033
Regeneron Pharmaceuticals, Inc. (a)	11	6,657
REGENXBIO, Inc. (a)	3	126
Spectrum Pharmaceuticals, Inc. (a)	24	52
United Therapeutics Corp. (a)	151	27,872
Vanda Pharmaceuticals, Inc. (a)	224	3,839
Vericel Corp. (a)	193	9,418
Vertex Pharmaceuticals, Inc. (a)	28	5,079
Xencor, Inc. (a)	137	4,474
		457,101
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	414	25,283
AAON, Inc.	13	849
Allegion PLC	245	32,384
American Woodmark Corp. (a)	2	131
Apogee Enterprises, Inc.	103	3,889

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Builders FirstSource, Inc. (a)	790	$40,875
Carlisle Cos., Inc.	176	34,987
Carrier Global Corp.	3,318	171,740
Fortune Brands Home & Security, Inc.	256	22,892
Gibraltar Industries, Inc. (a)	119	8,288
Griffon Corp.	144	3,542
Insteel Industries, Inc.	96	3,653
Johnson Controls International PLC	2,734	186,131
Lennox International, Inc.	71	20,886
Masco Corp.	83	4,611
Owens Corning	353	30,181
PGT Innovations, Inc. (a)	199	3,801
Quanex Building Products Corp.	43	921
Resideo Technologies, Inc. (a)	729	18,072
Simpson Manufacturing Co., Inc.	33	3,530
Trane Technologies PLC	860	148,479
Trex Co., Inc. (a)	314	32,006
UFP Industries, Inc.	88	5,982
		803,113
CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc.	170	25,685
Ameriprise Financial, Inc.	417	110,138
B Riley Financial, Inc.	75	4,428
Bank of New York Mellon Corp.	2,198	113,944
BlackRock, Inc.	453	379,913
Blucora, Inc. (a)	48	748
Brightsphere Investment Group, Inc.	244	6,376
Cboe Global Markets, Inc.	267	33,071
Charles Schwab Corp.	6,375	464,355
CME Group, Inc.	744	143,875
Donnelley Financial Solutions, Inc. (a)	155	5,366
Evercore, Inc. Class A	167	22,323
FactSet Research Systems, Inc.	4	1,579
Federated Hermes, Inc.	234	7,605
Franklin Resources, Inc.	854	25,381
Goldman Sachs Group, Inc.	1,363	515,255
Interactive Brokers Group, Inc. Class A	167	10,411
Intercontinental Exchange, Inc.	797	91,512
Invesco, Ltd.	1,583	38,166
Janus Henderson Group PLC	668	27,608
Jefferies Financial Group, Inc.	808	30,001
MarketAxess Holdings, Inc.	4	1,683
Moody's Corp.	298	105,823
Morgan Stanley	5,900	574,129
MSCI, Inc.	225	136,876
Nasdaq, Inc.	288	55,590
Northern Trust Corp.	612	65,980
Piper Sandler Cos.	58	8,031
Raymond James Financial, Inc.	739	68,241
S&P Global, Inc.	236	100,274
SEI Investments Co.	87	5,159
State Street Corp. (c)	759	64,302
Stifel Financial Corp.	419	28,475
StoneX Group, Inc. (a)	13	857
T Rowe Price Group, Inc.	668	131,396
Security Description	Shares	Value
Virtus Investment Partners, Inc.	29	$8,999
WisdomTree Investments, Inc.	32	181
		3,413,736
CHEMICALS — 1.6%
AdvanSix, Inc. (a)	119	4,730
Air Products & Chemicals, Inc.	24	6,147
Albemarle Corp.	473	103,573
American Vanguard Corp.	31	467
Ashland Global Holdings, Inc.	54	4,812
Avient Corp.	364	16,871
Balchem Corp.	62	8,994
Cabot Corp.	191	9,573
Celanese Corp.	356	53,628
CF Industries Holdings, Inc.	762	42,535
Chemours Co.	697	20,255
Corteva, Inc.	2,330	98,046
Dow, Inc.	2,524	145,281
DuPont de Nemours, Inc.	1,450	98,585
Eastman Chemical Co.	461	46,441
Ecolab, Inc.	190	39,638
Ferro Corp. (a)	276	5,614
FMC Corp.	42	3,846
HB Fuller Co.	185	11,944
Ingevity Corp. (a)	107	7,637
Innospec, Inc.	56	4,716
International Flavors & Fragrances, Inc.	298	39,849
Koppers Holdings, Inc. (a)	3	94
Kraton Corp. (a)	147	6,709
Linde PLC	510	149,624
Livent Corp. (a) (d)	717	16,570
LyondellBasell Industries NV Class A	972	91,222
Minerals Technologies, Inc.	121	8,451
Mosaic Co.	1,451	51,830
NewMarket Corp.	3	1,016
Olin Corp.	615	29,674
PPG Industries, Inc.	749	107,114
Quaker Chemical Corp. (d)	16	3,804
Rayonier Advanced Materials, Inc. (a)	5	37
RPM International, Inc.	71	5,513
Scotts Miracle-Gro Co.	58	8,489
Sensient Technologies Corp.	163	14,846
Sherwin-Williams Co.	339	94,828
Stepan Co.	29	3,275
Tredegar Corp.	69	840
Trinseo SA	200	10,796
Valvoline, Inc.	642	20,018
		1,397,932
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	99	4,456
Brady Corp. Class A	74	3,752
Brink's Co.	190	12,027
Cintas Corp.	125	47,582
Clean Harbors, Inc. (a)	147	15,269
Copart, Inc. (a)	567	78,654
CoreCivic, Inc. REIT (a)	120	1,068

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Deluxe Corp.	161	$5,778
Harsco Corp. (a)	281	4,763
Healthcare Services Group, Inc.	73	1,824
Herman Miller, Inc.	297	11,185
HNI Corp.	144	5,288
IAA, Inc. (a)	191	10,423
Interface, Inc.	238	3,606
KAR Auction Services, Inc. (a)	60	983
Matthews International Corp. Class A	113	3,920
MSA Safety, Inc.	94	13,696
Pitney Bowes, Inc.	852	6,143
Republic Services, Inc.	295	35,418
Rollins, Inc.	24	848
Stericycle, Inc. (a)	90	6,117
Tetra Tech, Inc.	136	20,310
UniFirst Corp.	24	5,103
US Ecology, Inc. (a)	3	97
Viad Corp. (a)	87	3,951
Waste Management, Inc.	720	107,539
		409,800
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN, Inc.	226	4,240
Arista Networks, Inc. (a)	138	47,422
CalAmp Corp. (a)	3	30
Ciena Corp. (a)	17	873
Cisco Systems, Inc.	3,215	174,993
Comtech Telecommunications Corp.	124	3,176
Digi International, Inc. (a)	164	3,447
Extreme Networks, Inc. (a)	531	5,230
F5 Networks, Inc. (a)	153	30,413
Harmonic, Inc. (a)	390	3,413
Juniper Networks, Inc.	248	6,825
Lumentum Holdings, Inc. (a)	8	668
Motorola Solutions, Inc.	536	124,524
NETGEAR, Inc. (a)	68	2,170
NetScout Systems, Inc. (a)	138	3,719
Plantronics, Inc. (a)	158	4,062
Viasat, Inc. (a)	126	6,939
Viavi Solutions, Inc. (a)	337	5,304
		427,448
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	526	33,217
Arcosa, Inc.	145	7,275
Comfort Systems USA, Inc.	144	10,270
Dycom Industries, Inc. (a)	118	8,406
EMCOR Group, Inc.	195	22,499
Fluor Corp. (a)	473	7,554
Granite Construction, Inc.	192	7,594
MasTec, Inc. (a)	237	20,448
Matrix Service Co. (a)	27	282
MYR Group, Inc. (a)	87	8,657
Quanta Services, Inc.	582	66,243
Valmont Industries, Inc.	85	19,985
		212,430
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	167	$21,904
Martin Marietta Materials, Inc.	238	81,320
Vulcan Materials Co.	390	65,972
		169,196
CONSUMER FINANCE — 1.2%
American Express Co.	2,460	412,124
Capital One Financial Corp.	1,919	310,820
Discover Financial Services	1,296	159,214
Encore Capital Group, Inc. (a)	71	3,498
Enova International, Inc. (a)	145	5,010
FirstCash, Inc.	94	8,225
Green Dot Corp. Class A (a)	6	302
LendingTree, Inc. (a)	5	699
Navient Corp.	734	14,482
PRA Group, Inc. (a)	5	211
Prog Holdings, Inc.	37	1,554
SLM Corp.	1,337	23,531
Synchrony Financial	2,427	118,632
World Acceptance Corp. (a)	21	3,981
		1,062,283
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	1,176	13,630
AptarGroup, Inc.	79	9,429
Avery Dennison Corp.	317	65,685
Ball Corp.	179	16,105
Greif, Inc. Class A	95	6,137
International Paper Co.	1,494	83,544
Myers Industries, Inc.	86	1,683
O-I Glass, Inc. (a)	561	8,005
Packaging Corp. of America	259	35,597
Sealed Air Corp.	514	28,162
Silgan Holdings, Inc.	76	2,915
Sonoco Products Co.	184	10,963
Westrock Co.	1,073	53,468
		335,323
DISTRIBUTORS — 0.2%
Genuine Parts Co.	394	47,765
LKQ Corp. (a)	1,060	53,339
Pool Corp.	109	47,351
		148,455
DIVERSIFIED CONSUMER SERVICES — 0.0% (e)
Adtalem Global Education, Inc. (a)	30	1,134
Graham Holdings Co. Class B	10	5,892
Grand Canyon Education, Inc. (a)	5	440
H&R Block, Inc.	692	17,300
Perdoceo Education Corp. (a)	70	739
Regis Corp. (a) (d)	53	184
Service Corp. International	238	14,342
Strategic Education, Inc.	28	1,974
WW International, Inc. (a)	131	2,391
		44,396

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	5,063	$1,381,895
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	778	21,014
ATN International, Inc.	2	94
Cogent Communications Holdings, Inc.	5	354
Consolidated Communications Holdings, Inc. (a)	72	662
Iridium Communications, Inc. (a)	320	12,752
Lumen Technologies, Inc.	3,144	38,954
Verizon Communications, Inc.	451	24,358
		98,188
ELECTRIC UTILITIES — 0.4%
ALLETE, Inc.	63	3,750
Alliant Energy Corp.	99	5,542
American Electric Power Co., Inc.	54	4,384
Duke Energy Corp.	922	89,978
Edison International	153	8,487
Entergy Corp.	22	2,185
Evergy, Inc.	29	1,804
Eversource Energy	37	3,025
Exelon Corp.	948	45,826
FirstEnergy Corp.	1,245	44,347
Hawaiian Electric Industries, Inc.	77	3,144
IDACORP, Inc.	22	2,274
NextEra Energy, Inc.	641	50,331
NRG Energy, Inc.	293	11,963
OGE Energy Corp.	88	2,901
Pinnacle West Capital Corp.	12	868
PNM Resources, Inc.	55	2,721
PPL Corp.	581	16,198
Southern Co.	808	50,072
Xcel Energy, Inc.	59	3,688
		353,488
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	136	23,578
AMETEK, Inc.	643	79,738
AZZ, Inc.	101	5,373
Eaton Corp. PLC	1,346	200,971
Emerson Electric Co.	1,895	178,509
Encore Wire Corp.	61	5,785
EnerSys	124	9,231
Generac Holdings, Inc. (a)	265	108,298
Hubbell, Inc.	146	26,378
nVent Electric PLC	640	20,691
Regal Beloit Corp.	111	16,688
Rockwell Automation, Inc.	240	70,570
Sunrun, Inc. (a) (d)	607	26,708
Vicor Corp. (a)	39	5,232
		777,750
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	146	12,811
Amphenol Corp. Class A	1,107	81,066
Security Description	Shares	Value
Arrow Electronics, Inc. (a)	234	$26,276
Avnet, Inc.	314	11,609
Badger Meter, Inc.	85	8,597
Belden, Inc.	151	8,797
Benchmark Electronics, Inc.	43	1,148
CDW Corp.	413	75,174
Cognex Corp.	289	23,184
Coherent, Inc. (a)	98	24,509
Corning, Inc.	1,773	64,697
CTS Corp.	123	3,802
Daktronics, Inc. (a)	70	380
ePlus, Inc. (a)	1	103
Fabrinet (a)	68	6,971
FARO Technologies, Inc. (a)	50	3,290
II-VI, Inc. (a) (d)	286	16,977
Insight Enterprises, Inc. (a)	125	11,260
IPG Photonics Corp. (a)	35	5,544
Itron, Inc. (a)	123	9,302
Jabil, Inc.	511	29,827
Keysight Technologies, Inc. (a)	582	95,617
Knowles Corp. (a)	67	1,256
Littelfuse, Inc.	67	18,309
Methode Electronics, Inc.	166	6,980
National Instruments Corp.	131	5,139
OSI Systems, Inc. (a)	46	4,361
Plexus Corp. (a)	38	3,398
Rogers Corp. (a)	63	11,748
Sanmina Corp. (a)	161	6,205
ScanSource, Inc. (a)	7	243
SYNNEX Corp.	174	18,113
TE Connectivity, Ltd.	1,044	143,258
Teledyne Technologies, Inc. (a)	116	49,831
Trimble, Inc. (a)	962	79,124
TTM Technologies, Inc. (a)	124	1,559
Vishay Intertechnology, Inc.	329	6,610
Vontier Corp.	18	605
Zebra Technologies Corp. Class A (a)	204	105,146
		982,826
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	512	4,224
Baker Hughes Co.	2,625	64,916
Bristow Group, Inc. (a)	7	223
ChampionX Corp. (a)	744	16,636
Core Laboratories NV	139	3,857
DMC Global, Inc. (a)	75	2,768
Dril-Quip, Inc. (a)	4	101
Halliburton Co.	3,006	64,990
Helix Energy Solutions Group, Inc. (a)	299	1,160
Helmerich & Payne, Inc.	435	11,924
Nov, Inc. (a)	809	10,606
Oceaneering International, Inc. (a)	396	5,275
Oil States International, Inc. (a)	6	38
Patterson-UTI Energy, Inc.	709	6,381
ProPetro Holding Corp. (a)	345	2,984
Schlumberger NV	5,334	158,100

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
US Silica Holdings, Inc. (a)	285	$2,277
		356,460
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	762	58,971
Cinemark Holdings, Inc. (a) (d)	472	9,067
Electronic Arts, Inc.	31	4,410
Live Nation Entertainment, Inc. (a)	542	49,392
Marcus Corp. (a)	24	419
Netflix, Inc. (a)	145	88,499
Take-Two Interactive Software, Inc. (a)	38	5,855
Walt Disney Co. (a)	5,368	908,104
World Wrestling Entertainment, Inc. Class A (d)	64	3,601
		1,128,318
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Acadia Realty Trust REIT	284	5,796
Agree Realty Corp. REIT	39	2,583
Alexander & Baldwin, Inc. REIT (a)	229	5,368
Alexandria Real Estate Equities, Inc. REIT	41	7,834
American Assets Trust, Inc. REIT	161	6,025
American Campus Communities, Inc. REIT	346	16,764
American Tower Corp. REIT	149	39,546
Apartment Income REIT Corp.	222	10,836
Armada Hoffler Properties, Inc. REIT	44	588
AvalonBay Communities, Inc. REIT	380	84,223
Boston Properties, Inc. REIT	325	35,214
Brandywine Realty Trust REIT	354	4,751
Brixmor Property Group, Inc. REIT	1,197	26,466
Camden Property Trust REIT	287	42,324
CareTrust REIT, Inc.	238	4,836
Centerspace REIT	41	3,874
Chatham Lodging Trust REIT (a)	281	3,442
Community Healthcare Trust, Inc. REIT	8	362
CoreSite Realty Corp. REIT	30	4,156
Corporate Office Properties Trust REIT	78	2,104
Cousins Properties, Inc. REIT	178	6,638
Crown Castle International Corp. REIT	518	89,780
CyrusOne, Inc. REIT	13	1,006
DiamondRock Hospitality Co. REIT (a)	657	6,209
Digital Realty Trust, Inc. REIT	30	4,333
Diversified Healthcare Trust REIT	48	163
Douglas Emmett, Inc. REIT	162	5,121
Duke Realty Corp. REIT	363	17,377
Easterly Government Properties, Inc. REIT	145	2,996
EastGroup Properties, Inc. REIT	62	10,331
EPR Properties REIT	285	14,073
Equinix, Inc. REIT	29	22,914
Equity Residential REIT	1,012	81,891
Essential Properties Realty Trust, Inc. REIT	480	13,402
Essex Property Trust, Inc. REIT	177	56,594
Extra Space Storage, Inc. REIT	452	75,931
Security Description	Shares	Value
Federal Realty Investment Trust REIT	239	$28,200
First Industrial Realty Trust, Inc. REIT	161	8,385
Four Corners Property Trust, Inc. REIT	50	1,343
Franklin Street Properties Corp. REIT	272	1,262
GEO Group, Inc. REIT (d)	120	896
Getty Realty Corp. REIT	32	938
Global Net Lease, Inc. REIT	96	1,538
Healthcare Realty Trust, Inc. REIT	135	4,020
Healthpeak Properties, Inc. REIT	756	25,311
Highwoods Properties, Inc. REIT	106	4,649
Host Hotels & Resorts, Inc. REIT (a)	2,232	36,449
Hudson Pacific Properties, Inc. REIT	181	4,755
Independence Realty Trust, Inc. REIT (d)	345	7,021
Industrial Logistics Properties Trust REIT	169	4,294
Innovative Industrial Properties, Inc. REIT (d)	96	22,192
Iron Mountain, Inc. REIT	975	42,364
iStar, Inc. REIT (d)	279	6,997
JBG SMITH Properties REIT	121	3,583
Kilroy Realty Corp. REIT	127	8,409
Kimco Realty Corp. REIT	2,429	50,402
Kite Realty Group Trust REIT	319	6,495
Lamar Advertising Co. Class A REIT	302	34,262
Lexington Realty Trust REIT	91	1,160
Life Storage, Inc. REIT	276	31,668
LTC Properties, Inc. REIT	54	1,711
Macerich Co. REIT	711	11,881
Mack-Cali Realty Corp. REIT (a)	15	257
Medical Properties Trust, Inc. REIT	192	3,853
Mid-America Apartment Communities, Inc. REIT	312	58,266
National Retail Properties, Inc. REIT	440	19,004
National Storage Affiliates Trust REIT	263	13,884
NexPoint Residential Trust, Inc. REIT	62	3,837
Office Properties Income Trust REIT	91	2,305
Omega Healthcare Investors, Inc. REIT	231	6,921
Park Hotels & Resorts, Inc. REIT (a)	944	18,068
Pebblebrook Hotel Trust REIT	524	11,743
Physicians Realty Trust REIT	140	2,467
PotlatchDeltic Corp. REIT	95	4,900
Prologis, Inc. REIT	564	70,742
PS Business Parks, Inc. REIT	16	2,508
Public Storage REIT	481	142,905
Rayonier, Inc. REIT	318	11,346
Realty Income Corp. REIT	282	18,291
Regency Centers Corp. REIT	534	35,954
Retail Opportunity Investments Corp. REIT	372	6,480
Retail Properties of America, Inc. Class A REIT	764	9,840
Rexford Industrial Realty, Inc. REIT	158	8,966
RPT Realty REIT	399	5,091
Sabra Health Care REIT, Inc.	523	7,699
Safehold, Inc. REIT	56	4,026
Saul Centers, Inc. REIT	54	2,379

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp. REIT	36	$11,901
Service Properties Trust REIT	587	6,580
Simon Property Group, Inc. REIT	1,325	172,210
SITE Centers Corp. REIT	666	10,283
SL Green Realty Corp. REIT	265	18,773
Spirit Realty Capital, Inc. REIT	285	13,121
STORE Capital Corp. REIT	716	22,933
Summit Hotel Properties, Inc. REIT (a)	153	1,473
Tanger Factory Outlet Centers, Inc. REIT	374	6,096
UDR, Inc. REIT	744	39,417
Uniti Group, Inc. REIT	178	2,202
Universal Health Realty Income Trust REIT	18	995
Urban Edge Properties REIT	444	8,130
Urstadt Biddle Properties, Inc. Class A REIT	155	2,934
Ventas, Inc. REIT	1,247	68,847
Vornado Realty Trust REIT	428	17,980
Washington Real Estate Investment Trust	84	2,079
Welltower, Inc. REIT	1,411	116,266
Weyerhaeuser Co. REIT	1,061	37,740
Xenia Hotels & Resorts, Inc. REIT (a)	454	8,054
		2,105,782
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	53	1,634
BJ's Wholesale Club Holdings, Inc. (a)	135	7,414
Casey's General Stores, Inc.	44	8,292
Chefs' Warehouse, Inc. (a)	78	2,540
Costco Wholesale Corp.	626	281,293
Grocery Outlet Holding Corp. (a)	47	1,014
Kroger Co.	578	23,369
PriceSmart, Inc.	96	7,445
SpartanNash Co.	4	88
Sprouts Farmers Market, Inc. (a)	13	301
Sysco Corp.	1,505	118,142
United Natural Foods, Inc. (a)	302	14,623
Walmart, Inc.	781	108,856
Walgreens Boots Alliance, Inc.	1,642	77,256
		652,267
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	1,522	91,335
B&G Foods, Inc. (d)	78	2,331
Calavo Growers, Inc.	6	229
Cal-Maine Foods, Inc.	92	3,327
Campbell Soup Co.	22	920
Conagra Brands, Inc.	52	1,761
Darling Ingredients, Inc. (a)	684	49,180
Flowers Foods, Inc.	106	2,505
Fresh Del Monte Produce, Inc.	110	3,544
General Mills, Inc.	66	3,948
Hain Celestial Group, Inc. (a)	80	3,422
Hershey Co.	175	29,619
Hormel Foods Corp.	30	1,230
Security Description	Shares	Value
Ingredion, Inc.	45	$4,005
J&J Snack Foods Corp.	41	6,266
J.M. Smucker Co.	131	15,724
John B Sanfilippo & Son, Inc.	28	2,288
Kellogg Co.	27	1,726
Kraft Heinz Co.	918	33,801
Lamb Weston Holdings, Inc.	367	22,523
Lancaster Colony Corp.	32	5,402
McCormick & Co., Inc.	27	2,188
Mondelez International, Inc. Class A	1,072	62,369
Pilgrim's Pride Corp. (a)	43	1,250
Post Holdings, Inc. (a)	79	8,703
Sanderson Farms, Inc.	76	14,303
Seneca Foods Corp. Class A (a)	55	2,652
Simply Good Foods Co. (a)	324	11,175
Tootsie Roll Industries, Inc. (d)	7	213
TreeHouse Foods, Inc. (a)	6	239
Tyson Foods, Inc. Class A	353	27,866
		416,044
GAS UTILITIES — 0.1%
Atmos Energy Corp.	50	4,410
Chesapeake Utilities Corp.	37	4,442
National Fuel Gas Co.	209	10,977
New Jersey Resources Corp.	199	6,927
Northwest Natural Holding Co.	22	1,012
ONE Gas, Inc.	52	3,295
South Jersey Industries, Inc.	41	871
Southwest Gas Holdings, Inc. (a)	41	2,742
Spire, Inc.	39	2,386
UGI Corp.	569	24,251
		61,313
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	1,743	205,901
ABIOMED, Inc. (a)	15	4,883
Align Technology, Inc. (a)	297	197,633
AngioDynamics, Inc. (a)	86	2,231
Avanos Medical, Inc. (a)	47	1,466
Baxter International, Inc.	55	4,424
Becton Dickinson and Co.	31	7,620
Boston Scientific Corp. (a)	1,084	47,035
Cardiovascular Systems, Inc. (a)	101	3,316
CONMED Corp.	103	13,475
Cooper Cos., Inc.	134	55,383
CryoLife, Inc. (a)	71	1,583
Cutera, Inc. (a)	76	3,542
Danaher Corp.	1,176	358,021
DENTSPLY SIRONA, Inc.	595	34,540
DexCom, Inc. (a)	11	6,015
Edwards Lifesciences Corp. (a)	1,152	130,418
Envista Holdings Corp. (a)	648	27,093
Glaukos Corp. (a)	161	7,755
Globus Medical, Inc. Class A (a)	262	20,074
Haemonetics Corp. (a)	5	353
Heska Corp. (a)	42	10,859
Hill-Rom Holdings, Inc.	72	10,800

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hologic, Inc. (a)	28	$2,067
ICU Medical, Inc. (a)	19	4,434
IDEXX Laboratories, Inc. (a)	270	167,913
Inogen, Inc. (a)	75	3,232
Integer Holdings Corp. (a)	90	8,041
Integra LifeSciences Holdings Corp. (a)	206	14,107
Intuitive Surgical, Inc. (a)	271	269,415
Lantheus Holdings, Inc. (a)	210	5,393
LeMaitre Vascular, Inc.	69	3,663
LivaNova PLC (a)	186	14,729
Masimo Corp. (a)	28	7,580
Medtronic PLC	2,493	312,497
Meridian Bioscience, Inc. (a)	155	2,982
Merit Medical Systems, Inc. (a)	134	9,621
Natus Medical, Inc. (a)	3	75
Neogen Corp. (a)	105	4,560
NuVasive, Inc. (a)	22	1,317
OraSure Technologies, Inc. (a)	244	2,760
Orthofix Medical, Inc. (a)	23	877
Penumbra, Inc. (a)	41	10,926
Quidel Corp. (a)	4	565
ResMed, Inc.	173	45,594
STAAR Surgical Co. (a)	196	25,192
STERIS PLC	179	36,566
Stryker Corp.	843	222,316
Tactile Systems Technology, Inc. (a)	2	89
Teleflex, Inc.	25	9,414
Varex Imaging Corp. (a)	150	4,230
West Pharmaceutical Services, Inc.	169	71,747
Zimmer Biomet Holdings, Inc.	204	29,857
		2,446,179
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	367	23,407
Addus HomeCare Corp. (a)	2	159
Amedisys, Inc. (a)	11	1,640
AmerisourceBergen Corp.	145	17,320
AMN Healthcare Services, Inc. (a)	180	20,655
Anthem, Inc.	667	248,658
Apollo Medical Holdings, Inc. (a) (d)	160	14,568
Cardinal Health, Inc.	158	7,815
Centene Corp. (a)	445	27,728
Chemed Corp.	2	930
Cigna Corp.	860	172,138
Community Health Systems, Inc. (a)	600	7,020
CorVel Corp. (a)	33	6,145
Covetrus, Inc. (a)	120	2,177
Cross Country Healthcare, Inc. (a)	195	4,142
CVS Health Corp.	3,013	255,683
DaVita, Inc. (a)	176	20,462
Encompass Health Corp.	98	7,354
Ensign Group, Inc.	191	14,304
Fulgent Genetics, Inc. (a) (d)	68	6,117
Hanger, Inc. (a)	71	1,559
HCA Healthcare, Inc.	835	202,671
HealthEquity, Inc. (a)	264	17,097
Security Description	Shares	Value
Henry Schein, Inc. (a)	46	$3,503
Humana, Inc.	98	38,137
Joint Corp. (a)	56	5,489
Laboratory Corp. of America Holdings (a)	266	74,863
LHC Group, Inc. (a)	10	1,569
Magellan Health, Inc. (a)	53	5,011
McKesson Corp.	224	44,661
MEDNAX, Inc. (a)	305	8,671
ModivCare, Inc. (a)	50	9,081
Molina Healthcare, Inc. (a)	146	39,611
Owens & Minor, Inc.	406	12,704
Patterson Cos., Inc.	85	2,562
Pennant Group, Inc. (a)	168	4,719
Progyny, Inc. (a)	278	15,568
Quest Diagnostics, Inc.	43	6,248
R1 RCM, Inc. (a)	536	11,797
RadNet, Inc. (a)	203	5,950
Select Medical Holdings Corp.	431	15,589
Tenet Healthcare Corp. (a)	447	29,699
Tivity Health, Inc. (a)	160	3,690
UnitedHealth Group, Inc.	2,169	847,515
Universal Health Services, Inc. Class B	178	24,630
US Physical Therapy, Inc.	35	3,871
		2,294,887
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	735	9,827
Cerner Corp.	230	16,219
Computer Programs & Systems, Inc. (a)	27	957
NextGen Healthcare, Inc. (a)	99	1,396
Omnicell, Inc. (a)	176	26,124
Simulations Plus, Inc. (d)	66	2,607
Tabula Rasa HealthCare, Inc. (a)	23	603
		57,733
HOTELS, RESTAURANTS & LEISURE — 2.5%
BJ's Restaurants, Inc. (a)	98	4,092
Bloomin' Brands, Inc. (a)	321	8,025
Booking Holdings, Inc. (a)	76	180,414
Boyd Gaming Corp. (a)	330	20,876
Brinker International, Inc. (a)	162	7,946
Caesars Entertainment, Inc. (a)	876	98,357
Carnival Corp. (a)	3,219	80,507
Cheesecake Factory, Inc. (a)	177	8,319
Chipotle Mexican Grill, Inc. (a)	64	116,321
Choice Hotels International, Inc.	74	9,351
Churchill Downs, Inc.	94	22,568
Chuy's Holdings, Inc. (a)	85	2,680
Cracker Barrel Old Country Store, Inc.	84	11,747
Darden Restaurants, Inc.	528	79,976
Dave & Buster's Entertainment, Inc. (a)	200	7,666
Dine Brands Global, Inc. (a)	79	6,416
Domino's Pizza, Inc.	47	22,417
Expedia Group, Inc. (a)	582	95,390
Hilton Worldwide Holdings, Inc. (a)	941	124,315

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	54	$5,256
Las Vegas Sands Corp. (a)	390	14,274
Marriott International, Inc. Class A (a)	902	133,577
Marriott Vacations Worldwide Corp.	164	25,802
McDonald's Corp.	895	215,793
MGM Resorts International	1,730	74,649
Monarch Casino & Resort, Inc. (a)	49	3,283
Norwegian Cruise Line Holdings, Ltd. (a)	1,492	39,851
Papa John's International, Inc.	32	4,064
Penn National Gaming, Inc. (a)	626	45,360
Royal Caribbean Cruises, Ltd. (a)	827	73,562
Ruth's Hospitality Group, Inc. (a)	52	1,077
Scientific Games Corp. Class A (a)	411	34,142
Shake Shack, Inc. Class A (a)	145	11,377
Six Flags Entertainment Corp. (a)	303	12,877
Starbucks Corp.	3,467	382,445
Texas Roadhouse, Inc.	261	23,837
Travel + Leisure Co.	362	19,740
Wendy's Co.	19	412
Wingstop, Inc.	16	2,623
Wyndham Hotels & Resorts, Inc.	352	27,171
Wynn Resorts, Ltd. (a)	379	32,120
Yum! Brands, Inc.	441	53,939
		2,144,614
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	9	2,131
Century Communities, Inc.	119	7,313
D.R. Horton, Inc.	822	69,023
Ethan Allen Interiors, Inc.	129	3,057
Garmin, Ltd.	441	68,558
Helen of Troy, Ltd. (a)	29	6,516
Installed Building Products, Inc.	89	9,536
iRobot Corp. (a)	40	3,140
KB Home	107	4,164
La-Z-Boy, Inc.	154	4,963
Leggett & Platt, Inc.	305	13,676
Lennar Corp. Class A	691	64,733
LGI Homes, Inc. (a)	60	8,515
M/I Homes, Inc. (a)	93	5,375
MDC Holdings, Inc.	79	3,691
Meritage Homes Corp. (a)	4	388
Mohawk Industries, Inc. (a)	254	45,060
Newell Brands, Inc.	1,508	33,387
NVR, Inc. (a)	5	23,970
PulteGroup, Inc.	375	17,220
Taylor Morrison Home Corp. (a)	98	2,526
Tempur Sealy International, Inc.	804	37,314
Toll Brothers, Inc.	330	18,246
TopBuild Corp. (a)	97	19,867
Tri Pointe Homes, Inc. (a)	162	3,405
Tupperware Brands Corp. (a)	271	5,724
Universal Electronics, Inc. (a)	5	246
Whirlpool Corp.	157	32,006
		513,750
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	143	$6,149
Church & Dwight Co., Inc.	27	2,229
Clorox Co.	14	2,318
Colgate-Palmolive Co.	277	20,936
Energizer Holdings, Inc.	73	2,851
Kimberly-Clark Corp.	36	4,768
Procter & Gamble Co.	800	111,840
WD-40 Co.	25	5,787
		156,878
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,667	60,888
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	1,453	254,885
General Electric Co.	4,664	480,532
Honeywell International, Inc.	2,044	433,900
Raven Industries, Inc. (a)	154	8,872
Roper Technologies, Inc.	57	25,430
		1,203,619
INSURANCE — 2.0%
Aflac, Inc.	1,998	104,156
Alleghany Corp. (a)	20	12,488
Allstate Corp.	816	103,885
American Equity Investment Life Holding Co.	213	6,298
American Financial Group, Inc.	293	36,868
American International Group, Inc.	2,525	138,597
AMERISAFE, Inc.	45	2,527
Aon PLC Class A	221	63,155
Arthur J Gallagher & Co.	424	63,028
Assurant, Inc.	165	26,029
Assured Guaranty, Ltd.	320	14,979
Brighthouse Financial, Inc. (a)	311	14,067
Brown & Brown, Inc.	229	12,698
Chubb, Ltd.	637	110,507
Cincinnati Financial Corp.	474	54,140
CNO Financial Group, Inc.	326	7,674
eHealth, Inc. (a)	48	1,944
Employers Holdings, Inc.	32	1,264
Everest Re Group, Ltd.	39	9,780
First American Financial Corp.	120	8,046
Genworth Financial, Inc. Class A (a)	2,044	7,665
Globe Life, Inc.	70	6,232
Hanover Insurance Group, Inc.	90	11,666
Hartford Financial Services Group, Inc.	1,051	73,833
HCI Group, Inc.	37	4,098
Horace Mann Educators Corp.	44	1,751
James River Group Holdings, Ltd.	43	1,622
Kemper Corp.	7	468
Kinsale Capital Group, Inc.	2	323
Lincoln National Corp.	698	47,987
Loews Corp.	658	35,486
Marsh & McLennan Cos., Inc.	603	91,312
Mercury General Corp.	77	4,287

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	2,677	$165,251
Old Republic International Corp. (a)	1,081	25,004
Palomar Holdings, Inc. (a)	12	970
Primerica, Inc.	77	11,830
Principal Financial Group, Inc.	800	51,520
ProAssurance Corp.	171	4,066
Progressive Corp.	446	40,314
Prudential Financial, Inc.	1,503	158,116
Reinsurance Group of America, Inc.	170	18,914
RenaissanceRe Holdings, Ltd.	21	2,927
RLI Corp.	48	4,813
Safety Insurance Group, Inc.	19	1,506
Selective Insurance Group, Inc.	149	11,254
Stewart Information Services Corp.	108	6,832
Travelers Cos., Inc.	576	87,558
Trupanion, Inc. (a)	179	13,903
United Fire Group, Inc.	28	647
Universal Insurance Holdings, Inc.	55	717
Unum Group	779	19,522
Willis Towers Watson PLC	98	22,781
WR Berkley Corp.	168	12,294
		1,739,599
INTERACTIVE MEDIA & SERVICES — 8.9%
Alphabet, Inc. Class A (a)	1,020	2,726,991
Alphabet, Inc. Class C (a)	1,016	2,707,955
Facebook, Inc. Class A (a)	5,990	2,032,946
QuinStreet, Inc. (a)	147	2,581
TripAdvisor, Inc. (a)	406	13,743
Twitter, Inc. (a)	3,241	195,724
Yelp, Inc. (a)	251	9,347
		7,689,287
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Amazon.com, Inc. (a)	238	781,839
eBay, Inc.	917	63,887
Etsy, Inc. (a)	485	100,861
Liquidity Services, Inc. (a)	153	3,306
PetMed Express, Inc. (d)	120	3,224
Shutterstock, Inc.	77	8,726
Stamps.com, Inc. (a)	2	660
		962,503
IT SERVICES — 3.5%
Accenture PLC Class A	1,316	421,015
Akamai Technologies, Inc. (a)	53	5,543
Alliance Data Systems Corp.	198	19,976
Automatic Data Processing, Inc.	1,252	250,300
Broadridge Financial Solutions, Inc.	139	23,163
Cognizant Technology Solutions Corp. Class A	172	12,764
Concentrix Corp.	41	7,257
CSG Systems International, Inc.	24	1,157
DXC Technology Co. (a)	1,027	34,517
EVERTEC, Inc.	137	6,264
ExlService Holdings, Inc. (a)	120	14,774
Security Description	Shares	Value
Fidelity National Information Services, Inc.	68	$8,274
Fiserv, Inc. (a)	195	21,158
FleetCor Technologies, Inc. (a)	9	2,351
Gartner, Inc. (a)	347	105,446
Genpact, Ltd.	133	6,319
Global Payments, Inc.	97	15,285
International Business Machines Corp.	1,266	175,885
Jack Henry & Associates, Inc.	8	1,313
LiveRamp Holdings, Inc. (a)	22	1,039
Mastercard, Inc. Class A	858	298,309
MAXIMUS, Inc.	60	4,992
Paychex, Inc.	944	106,153
PayPal Holdings, Inc. (a)	3,470	902,929
Perficient, Inc. (a)	133	15,388
Sabre Corp. (a) (d)	1,267	15,001
TTEC Holdings, Inc.	94	8,792
Unisys Corp. (a)	326	8,196
VeriSign, Inc. (a)	32	6,560
Visa, Inc. Class A	2,397	533,932
Western Union Co.	45	910
WEX, Inc. (a)	54	9,512
		3,044,474
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	229	21,817
Callaway Golf Co. (a)	387	10,693
Hasbro, Inc.	262	23,376
Mattel, Inc. (a)	1,390	25,798
Polaris, Inc.	132	15,795
Sturm Ruger & Co., Inc.	21	1,549
Vista Outdoor, Inc. (a)	244	9,836
YETI Holdings, Inc. (a)	316	27,078
		135,942
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	953	150,126
Bio-Rad Laboratories, Inc. Class A (a)	30	22,379
Bio-Techne Corp.	130	62,994
Charles River Laboratories International, Inc. (a)	199	82,121
Illumina, Inc. (a)	207	83,961
IQVIA Holdings, Inc. (a)	606	145,161
Medpace Holdings, Inc. (a)	75	14,196
Mettler-Toledo International, Inc. (a)	63	86,774
NeoGenomics, Inc. (a)	116	5,596
PerkinElmer, Inc.	208	36,044
Repligen Corp. (a)	106	30,633
Syneos Health, Inc. (a)	276	24,145
Thermo Fisher Scientific, Inc.	471	269,097
Waters Corp. (a)	208	74,318
		1,087,545
MACHINERY — 2.4%
AGCO Corp.	253	31,000
Alamo Group, Inc.	21	2,930
Albany International Corp. Class A	96	7,379

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Astec Industries, Inc.	99	$5,327
Barnes Group, Inc.	127	5,300
Caterpillar, Inc.	1,970	378,181
Chart Industries, Inc. (a)	144	27,520
CIRCOR International, Inc. (a)	7	231
Colfax Corp. (a)	386	17,717
Crane Co.	176	16,687
Cummins, Inc.	239	53,670
Deere & Co.	1,147	384,325
Donaldson Co., Inc.	275	15,788
Dover Corp.	392	60,956
Enerpac Tool Group Corp.	164	3,400
EnPro Industries, Inc.	68	5,924
ESCO Technologies, Inc.	55	4,235
Federal Signal Corp.	114	4,403
Flowserve Corp.	295	10,228
Fortive Corp.	332	23,429
Franklin Electric Co., Inc.	116	9,263
Graco, Inc.	492	34,425
Greenbrier Cos., Inc.	136	5,847
Hillenbrand, Inc.	290	12,368
IDEX Corp.	174	36,009
Illinois Tool Works, Inc.	345	71,287
Ingersoll Rand, Inc. (a)	1,247	62,861
ITT, Inc.	308	26,439
John Bean Technologies Corp.	113	15,882
Kennametal, Inc.	211	7,223
Lincoln Electric Holdings, Inc.	162	20,864
Lindsay Corp.	47	7,134
Lydall, Inc. (a)	73	4,533
Meritor, Inc. (a)	24	511
Middleby Corp. (a)	234	39,899
Mueller Industries, Inc.	166	6,823
Nordson Corp.	52	12,384
Oshkosh Corp.	244	24,978
Otis Worldwide Corp.	748	61,545
PACCAR, Inc.	114	8,997
Parker-Hannifin Corp.	492	137,573
Pentair PLC	525	38,131
Proto Labs, Inc. (a)	21	1,399
Snap-on, Inc.	171	35,730
SPX Corp. (a)	137	7,323
SPX FLOW, Inc.	153	11,184
Standex International Corp.	47	4,649
Stanley Black & Decker, Inc.	370	64,865
Tennant Co.	19	1,405
Terex Corp.	268	11,283
Timken Co.	279	18,252
Toro Co.	337	32,827
Trinity Industries, Inc.	346	9,401
Wabash National Corp.	30	454
Watts Water Technologies, Inc. Class A	105	17,649
Westinghouse Air Brake Technologies Corp.	402	34,656
Woodward, Inc.	234	26,489
Security Description	Shares	Value
Xylem, Inc.	648	$80,145
		2,061,317
MARINE — 0.0% (e)
Kirby Corp. (a)	111	5,324
Matson, Inc.	188	15,173
		20,497
MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	131	6,103
Cable One, Inc.	1	1,813
Charter Communications, Inc. Class A (a)	180	130,961
Comcast Corp. Class A	10,558	590,509
Discovery, Inc. Class A (a)	460	11,675
Discovery, Inc. Class C (a)	1,031	25,022
DISH Network Corp. Class A (a)	460	19,992
EW Scripps Co. Class A	177	3,197
Fox Corp. Class A	891	35,738
Fox Corp. Class B	315	11,693
Gannett Co., Inc. (a)	722	4,823
Interpublic Group of Cos., Inc.	1,500	55,005
John Wiley & Sons, Inc. Class A	166	8,667
Meredith Corp. (a)	173	9,636
New York Times Co. Class A	16	788
News Corp. Class A	1,646	38,730
News Corp. Class B	486	11,290
Omnicom Group, Inc.	680	49,273
Scholastic Corp.	102	3,636
TechTarget, Inc. (a)	102	8,407
TEGNA, Inc.	782	15,421
ViacomCBS, Inc. Class B	2,310	91,268
		1,133,647
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	534	8,880
Arconic Corp. (a)	395	12,458
Carpenter Technology Corp.	181	5,926
Century Aluminum Co. (a)	155	2,085
Cleveland-Cliffs, Inc. (a) (d)	1,931	38,253
Commercial Metals Co.	356	10,844
Compass Minerals International, Inc.	26	1,674
Freeport-McMoRan, Inc.	6,229	202,629
Kaiser Aluminum Corp.	46	5,012
Materion Corp.	44	3,020
Newmont Corp.	86	4,670
Nucor Corp.	1,272	125,279
Reliance Steel & Aluminum Co.	201	28,626
Royal Gold, Inc.	7	669
Steel Dynamics, Inc.	853	49,884
SunCoke Energy, Inc.	25	157
TimkenSteel Corp. (a)	86	1,125
United States Steel Corp.	1,136	24,958
Worthington Industries, Inc.	147	7,747
		533,896

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT	486	$7,207
ARMOUR Residential REIT, Inc. (d)	55	593
Ellington Financial, Inc. REIT	215	3,932
Granite Point Mortgage Trust, Inc. REIT	296	3,898
Invesco Mortgage Capital, Inc. REIT	503	1,585
New York Mortgage Trust, Inc. REIT	1,529	6,514
PennyMac Mortgage Investment Trust REIT	96	1,890
Ready Capital Corp. REIT	233	3,362
Redwood Trust, Inc. REIT	476	6,136
Two Harbors Investment Corp. REIT	992	6,289
		41,406
MULTI-UTILITIES — 0.2%
Ameren Corp.	28	2,268
Avista Corp.	48	1,878
Black Hills Corp.	75	4,707
CenterPoint Energy, Inc.	1,131	27,823
CMS Energy Corp.	32	1,911
Consolidated Edison, Inc.	46	3,339
Dominion Energy, Inc.	87	6,353
DTE Energy Co.	190	21,225
MDU Resources Group, Inc.	636	18,870
NiSource, Inc.	42	1,018
NorthWestern Corp.	38	2,177
Public Service Enterprise Group, Inc.	275	16,747
Sempra Energy	163	20,619
WEC Energy Group, Inc.	34	2,999
		131,934
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	135	5,853
Dollar General Corp.	180	38,185
Dollar Tree, Inc. (a)	76	7,275
Kohl's Corp.	663	31,221
Macy's, Inc.	1,307	29,538
Nordstrom, Inc. (a) (d)	435	11,506
Ollie's Bargain Outlet Holdings, Inc. (a) (d)	6	362
Target Corp.	1,995	456,396
		580,336
OIL, GAS & CONSUMABLE FUELS — 3.6%
Antero Midstream Corp.	1,406	14,650
APA Corp.	1,030	22,073
Bonanza Creek Energy, Inc.	81	3,880
Cabot Oil & Gas Corp.	43	936
Callon Petroleum Co. (a)	194	9,522
Chevron Corp.	3,581	363,292
Cimarex Energy Co.	433	37,758
CNX Resources Corp. (a)	450	5,679
ConocoPhillips	4,853	328,888
CONSOL Energy, Inc. (a)	166	4,319
Devon Energy Corp.	2,682	95,238
Security Description	Shares	Value
Diamondback Energy, Inc.	725	$68,636
DTE Midstream LLC (a)	95	4,393
EOG Resources, Inc.	2,226	178,681
EQT Corp. (a)	958	19,601
Equitrans Midstream Corp.	32	324
Exxon Mobil Corp.	14,368	845,126
Green Plains, Inc. (a) (d)	180	5,877
Hess Corp.	1,047	81,781
HollyFrontier Corp.	212	7,024
Kinder Morgan, Inc.	4,882	81,676
Marathon Oil Corp.	3,350	45,794
Marathon Petroleum Corp.	2,318	143,276
Matador Resources Co.	462	17,574
Murphy Oil Corp.	554	13,833
Occidental Petroleum Corp.	3,585	106,044
ONEOK, Inc.	1,797	104,208
Par Pacific Holdings, Inc. (a)	252	3,961
PBF Energy, Inc. Class A (a)	367	4,760
PDC Energy, Inc.	420	19,904
Penn Virginia Corp. (a)	23	613
Phillips 66	1,193	83,546
Pioneer Natural Resources Co.	884	147,195
Range Resources Corp. (a)	1,192	26,975
Renewable Energy Group, Inc. (a)	221	11,094
SM Energy Co.	449	11,845
Southwestern Energy Co. (a)	2,762	15,301
Targa Resources Corp.	972	47,832
Valero Energy Corp.	1,114	78,615
Williams Cos., Inc.	3,574	92,710
World Fuel Services Corp.	143	4,808
		3,159,242
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	93	3,565
Domtar Corp. (a)	230	12,544
Glatfelter Corp.	63	888
Louisiana-Pacific Corp.	385	23,628
Neenah, Inc.	5	233
Schweitzer-Mauduit International, Inc.	15	520
		41,378
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	1,310	10,296
Edgewell Personal Care Co.	193	7,006
elf Beauty, Inc. (a)	153	4,445
Estee Lauder Cos., Inc. Class A	783	234,845
Inter Parfums, Inc.	80	5,982
Medifast, Inc.	49	9,439
Nu Skin Enterprises, Inc. Class A	93	3,764
USANA Health Sciences, Inc. (a)	32	2,950
		278,727
PHARMACEUTICALS — 1.7%
ANI Pharmaceuticals, Inc. (a)	51	1,674
AstraZeneca PLC ADR	1	60
Bristol-Myers Squibb Co.	2,191	129,641
Catalent, Inc. (a)	241	32,070

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Collegium Pharmaceutical, Inc. (a)	139	$2,744
Corcept Therapeutics, Inc. (a)	286	5,628
Eli Lilly & Co.	2,515	581,091
Endo International PLC (a)	790	2,560
Innoviva, Inc. (a)	120	2,005
Jazz Pharmaceuticals PLC (a)	203	26,433
Johnson & Johnson	2,009	324,454
Merck & Co., Inc.	828	62,191
Nektar Therapeutics (a)	163	2,927
Organon & Co.	27	885
Pacira BioSciences, Inc. (a)	34	1,904
Perrigo Co. PLC	19	899
Pfizer, Inc.	4,270	183,653
Phibro Animal Health Corp. Class A	2	43
Prestige Consumer Healthcare, Inc. (a)	136	7,631
Supernus Pharmaceuticals, Inc. (a)	133	3,547
Viatris, Inc.	132	1,789
Zoetis, Inc.	569	110,466
		1,484,295
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	145	16,405
CACI International, Inc. Class A (a)	28	7,339
Equifax, Inc.	332	84,135
Exponent, Inc.	17	1,923
FTI Consulting, Inc. (a)	46	6,196
Heidrick & Struggles International, Inc.	45	2,008
IHS Markit, Ltd.	1,089	126,999
Insperity, Inc.	90	9,967
Jacobs Engineering Group, Inc.	412	54,602
KBR, Inc.	532	20,961
Kelly Services, Inc. Class A	152	2,870
Korn Ferry	216	15,630
Leidos Holdings, Inc.	43	4,134
ManpowerGroup, Inc.	208	22,522
ManTech International Corp. Class A	16	1,215
Nielsen Holdings PLC	1,274	24,448
Resources Connection, Inc.	176	2,777
Robert Half International, Inc.	430	43,142
Science Applications International Corp.	44	3,765
TrueBlue, Inc. (a)	135	3,656
Verisk Analytics, Inc.	18	3,605
		458,299
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,353	131,728
Jones Lang LaSalle, Inc. (a)	207	51,355
Marcus & Millichap, Inc. (a)	2	81
Realogy Holdings Corp. (a)	514	9,016
St. Joe Co.	162	6,820
		199,000
ROAD & RAIL — 1.0%
ArcBest Corp.	86	7,032
Avis Budget Group, Inc. (a)	217	25,283
CSX Corp.	5,665	168,477
Heartland Express, Inc.	24	384
Security Description	Shares	Value
JB Hunt Transport Services, Inc.	118	$19,732
Kansas City Southern	327	88,499
Knight-Swift Transportation Holdings, Inc.	40	2,046
Landstar System, Inc.	99	15,624
Marten Transport, Ltd.	6	94
Norfolk Southern Corp.	682	163,169
Old Dominion Freight Line, Inc.	238	68,063
Ryder System, Inc.	208	17,204
Saia, Inc. (a)	111	26,421
Union Pacific Corp.	1,069	209,535
Werner Enterprises, Inc.	6	266
XPO Logistics, Inc. (a)	395	31,434
		843,263
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Advanced Micro Devices, Inc. (a)	1,457	149,925
Amkor Technology, Inc.	451	11,252
Analog Devices, Inc.	1,587	265,791
Applied Materials, Inc.	3,900	502,047
Axcelis Technologies, Inc. (a)	55	2,587
Broadcom, Inc.	1,298	629,439
Brooks Automation, Inc.	296	30,296
CEVA, Inc. (a)	92	3,926
Cirrus Logic, Inc. (a)	81	6,670
CMC Materials, Inc.	3	370
Cohu, Inc. (a)	193	6,164
Diodes, Inc. (a)	152	13,770
DSP Group, Inc. (a)	29	635
Enphase Energy, Inc. (a)	572	85,783
First Solar, Inc. (a)	250	23,865
FormFactor, Inc. (a)	110	4,106
Ichor Holdings, Ltd. (a)	112	4,602
Intel Corp.	3,961	211,042
KLA Corp.	518	173,276
Kulicke & Soffa Industries, Inc.	248	14,453
Lam Research Corp.	544	309,618
Lattice Semiconductor Corp. (a)	521	33,683
MaxLinear, Inc. (a)	247	12,165
Microchip Technology, Inc.	805	123,559
Micron Technology, Inc.	4,289	304,433
MKS Instruments, Inc.	151	22,787
Monolithic Power Systems, Inc.	117	56,708
NVIDIA Corp.	10,073	2,086,723
NXP Semiconductors NV	1,014	198,612
Onto Innovation, Inc. (a)	196	14,161
PDF Solutions, Inc. (a)	3	69
Photronics, Inc. (a)	215	2,930
Power Integrations, Inc.	138	13,661
Qorvo, Inc. (a)	331	55,340
QUALCOMM, Inc.	2,827	364,626
Rambus, Inc. (a)	380	8,436
Semtech Corp. (a)	78	6,082
Silicon Laboratories, Inc. (a)	135	18,922
Skyworks Solutions, Inc.	342	56,355
SMART Global Holdings, Inc. (a)	64	2,848

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	164	$43,496
Synaptics, Inc. (a)	143	25,701
Teradyne, Inc.	489	53,384
Texas Instruments, Inc.	2,937	564,521
Ultra Clean Holdings, Inc. (a)	145	6,177
Universal Display Corp.	61	10,429
Veeco Instruments, Inc. (a)	233	5,175
Wolfspeed, Inc. (a)	315	25,430
Xilinx, Inc.	557	84,101
		6,650,131
SOFTWARE — 8.3%
8x8, Inc. (a)	551	12,888
ACI Worldwide, Inc. (a)	232	7,129
Adobe, Inc. (a)	886	510,088
Agilysys, Inc. (a)	87	4,555
Alarm.com Holdings, Inc. (a)	54	4,222
ANSYS, Inc. (a)	66	22,470
Aspen Technology, Inc. (a)	185	22,718
Autodesk, Inc. (a)	264	75,285
Blackbaud, Inc. (a)	68	4,784
Bottomline Technologies DE, Inc. (a)	71	2,789
Cadence Design Systems, Inc. (a)	394	59,667
CDK Global, Inc.	66	2,808
Ceridian HCM Holding, Inc. (a)	157	17,681
Citrix Systems, Inc.	13	1,396
CommVault Systems, Inc. (a)	176	13,254
Ebix, Inc.	2	54
Fair Isaac Corp. (a)	22	8,754
Fortinet, Inc. (a)	517	150,985
InterDigital, Inc.	23	1,560
Intuit, Inc.	929	501,205
J2 Global, Inc. (a)	180	24,592
LivePerson, Inc. (a) (d)	175	10,316
Manhattan Associates, Inc. (a)	191	29,229
Microsoft Corp.	15,598	4,397,388
NCR Corp. (a) (d)	578	22,403
NortonLifeLock, Inc.	1,074	27,172
OneSpan, Inc. (a)	121	2,272
Oracle Corp.	4,499	391,998
Paycom Software, Inc. (a)	70	34,702
Paylocity Holding Corp. (a)	109	30,564
Progress Software Corp.	99	4,870
PTC, Inc. (a)	378	45,281
Qualys, Inc. (a)	4	445
SailPoint Technologies Holding, Inc. (a)	312	13,378
salesforce.com, Inc. (a)	1,372	372,114
ServiceNow, Inc. (a)	280	174,236
SPS Commerce, Inc. (a)	74	11,937
Synopsys, Inc. (a)	382	114,375
Teradata Corp. (a)	466	26,725
Tyler Technologies, Inc. (a)	58	26,602
Vonage Holdings Corp. (a)	232	3,740
Xperi Holding Corp.	126	2,374
		7,191,005
Security Description	Shares	Value
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	225	$8,467
Advance Auto Parts, Inc.	170	35,511
American Eagle Outfitters, Inc. (d)	576	14,861
America's Car-Mart, Inc. (a)	31	3,620
Asbury Automotive Group, Inc. (a)	78	15,346
AutoNation, Inc. (a)	167	20,334
AutoZone, Inc. (a)	31	52,638
Bath & Body Works, Inc.	1,125	70,909
Bed Bath & Beyond, Inc. (a)	510	8,810
Best Buy Co., Inc.	219	23,150
Boot Barn Holdings, Inc. (a)	122	10,842
Buckle, Inc.	143	5,661
Caleres, Inc.	201	4,466
CarMax, Inc. (a)	338	43,250
Chico's FAS, Inc. (a)	521	2,339
Children's Place, Inc. (a)	58	4,365
Designer Brands, Inc. Class A (a)	145	2,020
Dick's Sporting Goods, Inc.	277	33,176
Five Below, Inc. (a)	230	40,666
Foot Locker, Inc.	416	18,995
GameStop Corp. Class A (a)	265	46,500
Gap, Inc.	866	19,658
Genesco, Inc. (a)	53	3,060
Group 1 Automotive, Inc.	52	9,770
Guess?, Inc.	201	4,223
Haverty Furniture Cos., Inc.	130	4,382
Hibbett, Inc.	101	7,145
Home Depot, Inc.	1,275	418,531
Lithia Motors, Inc.	88	27,900
Lowe's Cos., Inc.	1,310	265,747
Lumber Liquidators Holdings, Inc. (a)	154	2,877
MarineMax, Inc. (a)	110	5,337
Monro, Inc.	4	230
Murphy USA, Inc.	3	502
ODP Corp. (a)	188	7,550
O'Reilly Automotive, Inc. (a)	68	41,552
Rent-A-Center, Inc.	251	14,109
RH (a)	69	46,017
Ross Stores, Inc.	894	97,312
Sally Beauty Holdings, Inc. (a)	450	7,582
Shoe Carnival, Inc.	99	3,210
Signet Jewelers, Ltd.	220	17,371
Sleep Number Corp. (a)	121	11,311
Sonic Automotive, Inc. Class A	21	1,103
TJX Cos., Inc.	2,254	148,719
Tractor Supply Co.	214	43,359
Ulta Beauty, Inc. (a)	209	75,432
Urban Outfitters, Inc. (a)	273	8,105
Victoria's Secret & Co. (a)	320	17,683
Williams-Sonoma, Inc.	291	51,603
Zumiez, Inc. (a)	84	3,340
		1,830,646
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.7%
3D Systems Corp. (a)	522	14,392

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Apple, Inc.	25,733	$3,641,219
Diebold Nixdorf, Inc. (a)	329	3,326
Hewlett Packard Enterprise Co.	4,127	58,810
HP, Inc.	4,582	125,364
NetApp, Inc.	898	80,604
Seagate Technology Holdings PLC	803	66,264
Western Digital Corp. (a)	1,102	62,197
Xerox Holdings Corp.	342	6,898
		4,059,074
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Capri Holdings, Ltd. (a)	643	31,128
Carter's, Inc.	91	8,849
Columbia Sportswear Co.	76	7,284
Crocs, Inc. (a)	277	39,744
Deckers Outdoor Corp. (a)	106	38,181
Fossil Group, Inc. (a)	43	510
G-III Apparel Group, Ltd. (a)	183	5,179
Hanesbrands, Inc. (d)	875	15,015
Kontoor Brands, Inc. (d)	198	9,890
Movado Group, Inc.	97	3,055
NIKE, Inc. Class B	4,054	588,762
Oxford Industries, Inc.	67	6,041
PVH Corp. (a)	284	29,192
Ralph Lauren Corp.	182	20,209
Skechers U.S.A., Inc. Class A (a)	512	21,565
Steven Madden, Ltd.	310	12,450
Tapestry, Inc.	1,169	43,276
Under Armour, Inc. Class A (a)	753	15,196
Under Armour, Inc. Class C (a)	778	13,631
VF Corp.	806	53,994
Wolverine World Wide, Inc.	311	9,280
		972,431
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	184	9,483
Capitol Federal Financial, Inc.	316	3,631
Essent Group, Ltd.	160	7,042
Flagstar Bancorp, Inc.	129	6,551
HomeStreet, Inc.	27	1,111
Meta Financial Group, Inc.	136	7,137
MGIC Investment Corp.	1,278	19,119
Mr Cooper Group, Inc. (a)	339	13,957
New York Community Bancorp, Inc.	356	4,582
NMI Holdings, Inc. Class A (a)	304	6,873
Northfield Bancorp, Inc.	230	3,947
Northwest Bancshares, Inc.	316	4,196
Provident Financial Services, Inc.	227	5,328
TrustCo Bank Corp.	28	895
Walker & Dunlop, Inc.	112	12,712
Washington Federal, Inc.	197	6,759
WSFS Financial Corp.	169	8,671
		121,994
TOBACCO — 0.6%
Altria Group, Inc.	2,622	119,353
Philip Morris International, Inc.	3,907	370,345
Security Description	Shares	Value
Universal Corp.	31	$1,498
Vector Group, Ltd.	488	6,222
		497,418
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	109	9,824
Boise Cascade Co.	106	5,722
Fastenal Co.	438	22,605
GATX Corp.	85	7,613
GMS, Inc. (a)	171	7,490
MSC Industrial Direct Co., Inc. Class A	164	13,151
NOW, Inc. (a)	234	1,790
United Rentals, Inc. (a)	293	102,823
Univar Solutions, Inc. (a)	420	10,004
Veritiv Corp. (a)	52	4,657
W.W. Grainger, Inc.	81	31,838
Watsco, Inc.	47	12,437
		229,954
WATER UTILITIES — 0.0% (e)
American States Water Co.	26	2,223
American Water Works Co., Inc.	59	9,973
California Water Service Group	21	1,238
Essential Utilities, Inc.	72	3,318
		16,752
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	72	2,274
Telephone & Data Systems, Inc.	52	1,014
T-Mobile US, Inc. (a)	1,351	172,604
		175,892
TOTAL COMMON STOCKS (Cost $71,808,987)		86,718,366
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	77,479	77,494
State Street Navigator Securities Lending Portfolio II (c) (h)	60,916	60,916
TOTAL SHORT-TERM INVESTMENTS (Cost $138,410)		138,410
TOTAL INVESTMENTS — 100.0% (Cost $71,947,397)		86,856,776
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(24,054)
NET ASSETS — 100.0%		$86,832,722
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at September 30, 2021.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,718,366	$—	$—	$86,718,366
Short-Term Investments	138,410	—	—	138,410
TOTAL INVESTMENTS	$86,856,776	$—	$—	$86,856,776
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	721	$59,324	$3,258	$—	$—	$1,720	759	$64,302	$—
State Street Institutional Liquid Reserves Fund, Premier Class	103,203	103,234	493,777	519,501	(16)	—	77,479	77,494	11
State Street Navigator Securities Lending Portfolio II	163,201	163,201	390,202	492,487	—	—	60,916	60,916	70
Total		$325,759	$887,237	$1,011,988	$(16)	$1,720		$202,712	$81
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	324	$10,507
Aerojet Rocketdyne Holdings, Inc.	320	13,936
AeroVironment, Inc. (a)	8	691
Axon Enterprise, Inc. (a)	36	6,301
Boeing Co. (a)	1,852	407,329
Curtiss-Wright Corp.	266	33,564
General Dynamics Corp.	2,455	481,254
Hexcel Corp. (a)	478	28,388
Howmet Aerospace, Inc.	1,612	50,294
Huntington Ingalls Industries, Inc.	428	82,630
Kaman Corp.	170	6,064
L3Harris Technologies, Inc.	741	163,198
Lockheed Martin Corp.	1,794	619,109
Mercury Systems, Inc. (a)	161	7,635
Moog, Inc. Class A	325	24,775
National Presto Industries, Inc.	8	657
Northrop Grumman Corp.	1,102	396,885
Park Aerospace Corp.	161	2,202
Raytheon Technologies Corp.	9,364	804,929
Textron, Inc.	1,649	115,117
TransDigm Group, Inc. (a)	53	33,102
Triumph Group, Inc. (a)	560	10,433
		3,299,000
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	694	56,686
C.H. Robinson Worldwide, Inc.	1,014	88,218
Echo Global Logistics, Inc. (a)	321	15,315
Expeditors International of Washington, Inc.	612	72,908
FedEx Corp.	1,780	390,336
Forward Air Corp.	162	13,449
GXO Logistics, Inc. (a)	702	55,065
Hub Group, Inc. Class A (a)	329	22,619
United Parcel Service, Inc. Class B	4,301	783,212
		1,497,808
AIRLINES — 0.6%
Alaska Air Group, Inc. (a)	902	52,857
Allegiant Travel Co. (a)	40	7,819
American Airlines Group, Inc. (a)	6,735	138,202
Delta Air Lines, Inc. (a)	8,003	341,008
Hawaiian Holdings, Inc. (a)	1,345	29,133
JetBlue Airways Corp. (a)	3,339	51,053
SkyWest, Inc. (a)	1,208	59,603
Southwest Airlines Co. (a)	2,570	132,175
United Airlines Holdings, Inc. (a)	7,956	378,467
		1,190,317
AUTO COMPONENTS — 0.4%
Adient PLC (a)	2,302	95,418
American Axle & Manufacturing Holdings, Inc. (a)	2,898	25,531
Aptiv PLC (a)	838	124,837
Security Description	Shares	Value
BorgWarner, Inc.	2,013	$86,982
Cooper-Standard Holdings, Inc. (a)	482	10,561
Dana, Inc.	1,795	39,921
Dorman Products, Inc. (a)	162	15,337
Fox Factory Holding Corp. (a)	106	15,321
Gentex Corp.	1,024	33,772
Gentherm, Inc. (a)	139	11,249
Goodyear Tire & Rubber Co. (a)	6,793	120,236
LCI Industries	166	22,349
Lear Corp.	698	109,223
Patrick Industries, Inc.	174	14,494
Standard Motor Products, Inc.	164	7,168
Visteon Corp. (a)	114	10,760
		743,159
AUTOMOBILES — 1.8%
Ford Motor Co. (a)	95,801	1,356,542
General Motors Co. (a)	35,447	1,868,411
Harley-Davidson, Inc.	1,613	59,052
Tesla, Inc. (a)	703	545,163
Thor Industries, Inc.	416	51,068
Winnebago Industries, Inc.	247	17,895
		3,898,131
BANKS — 8.3%
Ameris Bancorp	519	26,926
Associated Banc-Corp.	3,741	80,132
Banc of California, Inc.	461	8,524
BancFirst Corp.	251	15,090
BancorpSouth Bank	1,028	30,614
Bank of America Corp.	93,080	3,951,246
Bank of Hawaii Corp.	305	25,062
Bank OZK	1,015	43,625
BankUnited, Inc.	1,164	48,678
Banner Corp.	390	21,532
Berkshire Hills Bancorp, Inc.	623	16,808
Brookline Bancorp, Inc.	689	10,514
Cadence BanCorp	1,036	22,751
Cathay General Bancorp	771	31,912
Central Pacific Financial Corp.	327	8,397
CIT Group, Inc.	1,035	53,768
Citigroup, Inc.	25,476	1,787,906
Citizens Financial Group, Inc.	5,347	251,202
City Holding Co.	160	12,466
Columbia Banking System, Inc.	696	26,441
Comerica, Inc.	1,746	140,553
Commerce Bancshares, Inc.	542	37,767
Community Bank System, Inc.	320	21,894
Cullen/Frost Bankers, Inc.	461	54,684
Customers Bancorp, Inc. (a)	549	23,618
CVB Financial Corp.	1,056	21,511
Dime Community Bancshares, Inc.	296	9,667
Eagle Bancorp, Inc.	171	9,832
East West Bancorp, Inc.	848	65,754
FB Financial Corp.	200	8,576
Fifth Third Bancorp	5,962	253,027
First BanCorp (b)	1,847	24,288

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
First BanCorp (b)	253	$10,881
First Commonwealth Financial Corp.	690	9,405
First Financial Bancorp	850	19,898
First Financial Bankshares, Inc.	334	15,347
First Hawaiian, Inc.	1,361	39,945
First Horizon Corp.	3,767	61,364
First Midwest Bancorp, Inc.	1,300	24,713
First Republic Bank	587	113,221
FNB Corp.	4,405	51,186
Fulton Financial Corp.	1,881	28,742
Glacier Bancorp, Inc.	484	26,789
Great Western Bancorp, Inc.	537	17,581
Hancock Whitney Corp.	903	42,549
Hanmi Financial Corp.	533	10,692
Heritage Financial Corp.	487	12,418
Hilltop Holdings, Inc.	831	27,149
Home BancShares, Inc.	1,346	31,671
Hope Bancorp, Inc.	2,009	29,010
Huntington Bancshares, Inc.	15,345	237,234
Independent Bank Corp.	157	11,956
Independent Bank Group, Inc.	276	19,607
International Bancshares Corp.	487	20,279
Investors Bancorp, Inc.	2,362	35,690
JPMorgan Chase & Co.	17,717	2,900,096
KeyCorp.	12,134	262,337
M&T Bank Corp.	1,354	202,206
National Bank Holdings Corp. Class A	277	11,213
NBT Bancorp, Inc.	332	11,992
OFG Bancorp	486	12,257
Old National Bancorp	1,345	22,798
Pacific Premier Bancorp, Inc.	577	23,911
PacWest Bancorp	1,462	66,258
Park National Corp.	127	15,488
People's United Financial, Inc.	4,241	74,090
Pinnacle Financial Partners, Inc.	446	41,960
PNC Financial Services Group, Inc.	3,592	702,739
Prosperity Bancshares, Inc.	702	49,933
Regions Financial Corp.	12,057	256,935
Renasant Corp.	461	16,619
S&T Bancorp, Inc.	171	5,039
Seacoast Banking Corp. of Florida	333	11,259
ServisFirst Bancshares, Inc.	171	13,304
Signature Bank	252	68,615
Simmons First National Corp. Class A	1,174	34,703
Southside Bancshares, Inc.	171	6,548
Sterling Bancorp	2,041	50,943
SVB Financial Group (a)	174	112,557
Synovus Financial Corp.	1,072	47,050
Texas Capital Bancshares, Inc. (a)	1,211	72,684
Tompkins Financial Corp.	127	10,276
Triumph Bancorp, Inc. (a)	109	10,914
Truist Financial Corp.	9,905	580,928
Trustmark Corp.	539	17,367
Security Description	Shares	Value
UMB Financial Corp.	343	$33,171
Umpqua Holdings Corp.	2,327	47,122
United Bankshares, Inc.	969	35,252
United Community Banks, Inc.	701	23,007
US Bancorp	14,274	848,447
Valley National Bancorp	4,264	56,754
Veritex Holdings, Inc.	322	12,674
Webster Financial Corp.	748	40,736
Wells Fargo & Co.	51,616	2,395,499
Westamerica BanCorp	157	8,833
Wintrust Financial Corp.	465	37,372
Zions Bancorp NA	1,737	107,503
		17,401,481
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	19	9,685
Brown-Forman Corp. Class B	1,216	81,484
Coca-Cola Co.	16,763	879,555
Coca-Cola Consolidated, Inc.	122	48,090
Constellation Brands, Inc. Class A	733	154,436
Molson Coors Beverage Co. Class B	4,564	211,678
Monster Beverage Corp. (a)	1,216	108,017
National Beverage Corp.	292	15,327
PepsiCo, Inc.	5,765	867,114
		2,375,386
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	7,627	822,724
Amgen, Inc.	2,490	529,499
Arrowhead Pharmaceuticals, Inc. (a)	165	10,301
Biogen, Inc. (a)	1,263	357,416
Coherus Biosciences, Inc. (a)	628	10,092
Emergent BioSolutions, Inc. (a)	168	8,412
Exelixis, Inc. (a)	1,350	28,539
Gilead Sciences, Inc.	9,226	644,436
Incyte Corp. (a)	332	22,835
Ligand Pharmaceuticals, Inc. (a)	51	7,105
Myriad Genetics, Inc. (a)	483	15,596
Neurocrine Biosciences, Inc. (a)	185	17,743
Regeneron Pharmaceuticals, Inc. (a)	450	272,331
Spectrum Pharmaceuticals, Inc. (a)	159	347
United Therapeutics Corp. (a)	298	55,005
Vericel Corp. (a)	578	28,206
Vertex Pharmaceuticals, Inc. (a)	871	157,991
		2,988,578
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	577	35,237
AAON, Inc.	155	10,128
Allegion PLC	267	35,292
American Woodmark Corp. (a)	165	10,786
Apogee Enterprises, Inc.	321	12,121
Builders FirstSource, Inc. (a)	887	45,893
Carlisle Cos., Inc.	308	61,227

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Carrier Global Corp.	2,487	$128,727
Fortune Brands Home & Security, Inc.	576	51,506
Gibraltar Industries, Inc. (a)	171	11,910
Griffon Corp.	694	17,072
Johnson Controls International PLC	5,281	359,531
Lennox International, Inc.	129	37,948
Masco Corp.	1,180	65,549
Owens Corning	715	61,133
PGT Innovations, Inc. (a)	540	10,314
Quanex Building Products Corp.	326	6,980
Resideo Technologies, Inc. (a)	1,043	25,856
Simpson Manufacturing Co., Inc.	164	17,543
Trane Technologies PLC	868	149,860
Trex Co., Inc. (a)	155	15,799
UFP Industries, Inc.	497	33,786
		1,204,198
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	307	46,385
Ameriprise Financial, Inc.	956	252,499
Bank of New York Mellon Corp.	10,101	523,636
BlackRock, Inc.	586	491,455
Blucora, Inc. (a)	323	5,035
Brightsphere Investment Group, Inc.	615	16,070
Cboe Global Markets, Inc.	619	76,669
Charles Schwab Corp.	6,450	469,818
CME Group, Inc.	1,566	302,833
Donnelley Financial Solutions, Inc. (a)	261	9,036
Evercore, Inc. Class A	304	40,636
FactSet Research Systems, Inc.	109	43,031
Federated Hermes, Inc.	859	27,917
Franklin Resources, Inc.	6,662	197,995
Goldman Sachs Group, Inc.	2,832	1,070,581
Greenhill & Co., Inc.	329	4,810
Interactive Brokers Group, Inc. Class A	2,133	132,971
Intercontinental Exchange, Inc.	1,723	197,835
Invesco, Ltd.	4,292	103,480
Janus Henderson Group PLC	2,152	88,942
Jefferies Financial Group, Inc.	4,937	183,311
MarketAxess Holdings, Inc.	39	16,407
Moody's Corp.	329	116,831
Morgan Stanley	15,443	1,502,758
MSCI, Inc.	71	43,192
Nasdaq, Inc.	695	134,149
Northern Trust Corp.	1,511	162,901
Piper Sandler Cos.	159	22,015
Raymond James Financial, Inc.	1,947	179,669
S&P Global, Inc.	319	135,540
SEI Investments Co.	711	42,162
State Street Corp. (c)	4,595	389,288
Stifel Financial Corp.	878	59,669
StoneX Group, Inc. (a)	483	31,830
T Rowe Price Group, Inc.	923	181,554
Security Description	Shares	Value
Virtus Investment Partners, Inc.	30	$9,310
WisdomTree Investments, Inc.	457	2,591
		7,314,811
CHEMICALS — 1.9%
AdvanSix, Inc. (a)	696	27,666
Air Products & Chemicals, Inc.	823	210,778
Albemarle Corp.	404	88,464
American Vanguard Corp.	163	2,453
Ashland Global Holdings, Inc.	457	40,728
Avient Corp.	688	31,889
Balchem Corp.	79	11,460
Cabot Corp.	464	23,256
Celanese Corp.	760	114,486
CF Industries Holdings, Inc.	1,780	99,360
Chemours Co.	2,062	59,922
Corteva, Inc.	4,391	184,773
Dow, Inc.	5,495	316,292
DuPont de Nemours, Inc.	6,575	447,034
Eastman Chemical Co.	1,146	115,448
Ecolab, Inc.	692	144,365
Ferro Corp. (a)	490	9,967
FMC Corp.	460	42,118
FutureFuel Corp.	695	4,955
GCP Applied Technologies, Inc. (a)	534	11,705
Hawkins, Inc.	316	11,022
HB Fuller Co.	486	31,376
Ingevity Corp. (a)	321	22,910
Innospec, Inc.	159	13,391
International Flavors & Fragrances, Inc.	326	43,593
Koppers Holdings, Inc. (a)	329	10,285
Kraton Corp. (a)	866	39,524
Linde PLC	1,749	513,122
Livent Corp. (a) (d)	410	9,475
LyondellBasell Industries NV Class A	6,453	605,614
Minerals Technologies, Inc.	261	18,228
Mosaic Co.	3,640	130,021
NewMarket Corp.	97	32,861
Olin Corp.	1,187	57,273
PPG Industries, Inc.	992	141,866
Quaker Chemical Corp. (d)	21	4,992
Rayonier Advanced Materials, Inc. (a)	1,348	10,110
RPM International, Inc.	533	41,387
Scotts Miracle-Gro Co.	139	20,344
Sensient Technologies Corp.	250	22,770
Sherwin-Williams Co.	679	189,937
Stepan Co.	165	18,635
Tredegar Corp.	488	5,944
Trinseo SA	415	22,402
Valvoline, Inc.	702	21,888
		4,026,089
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	714	32,137

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Brady Corp. Class A	323	$16,376
Brink's Co.	165	10,444
Cintas Corp.	267	101,636
Clean Harbors, Inc. (a)	319	33,134
Copart, Inc. (a)	565	78,377
CoreCivic, Inc. REIT (a)	3,211	28,578
Deluxe Corp.	539	19,345
Harsco Corp. (a)	1,304	22,103
Healthcare Services Group, Inc.	559	13,969
Herman Miller, Inc.	620	23,349
HNI Corp.	539	19,792
IAA, Inc. (a)	387	21,119
Interface, Inc.	1,714	25,967
KAR Auction Services, Inc. (a)	3,172	51,989
Matthews International Corp. Class A	333	11,552
MSA Safety, Inc.	117	17,047
Pitney Bowes, Inc.	2,176	15,689
Republic Services, Inc.	1,759	211,186
Rollins, Inc.	696	24,590
Stericycle, Inc. (a)	484	32,897
Tetra Tech, Inc.	167	24,940
UniFirst Corp.	132	28,066
US Ecology, Inc. (a)	320	10,352
Viad Corp. (a)	161	7,311
Waste Management, Inc.	1,609	240,320
		1,122,265
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	334	6,266
Applied Optoelectronics, Inc. (a)	856	6,146
Arista Networks, Inc. (a)	184	63,230
Ciena Corp. (a)	687	35,277
Cisco Systems, Inc.	24,955	1,358,301
Comtech Telecommunications Corp.	169	4,328
Digi International, Inc. (a)	171	3,594
Extreme Networks, Inc. (a)	1,047	10,313
F5 Networks, Inc. (a)	243	48,304
Harmonic, Inc. (a)	702	6,142
Juniper Networks, Inc.	2,748	75,625
Lumentum Holdings, Inc. (a)	297	24,811
Motorola Solutions, Inc.	453	105,241
NETGEAR, Inc. (a)	171	5,457
NetScout Systems, Inc. (a)	481	12,963
Plantronics, Inc. (a)	242	6,222
Viasat, Inc. (a)	539	29,683
Viavi Solutions, Inc. (a)	865	13,615
		1,815,518
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	1,217	76,853
Arcosa, Inc.	323	16,205
Comfort Systems USA, Inc.	168	11,982
Dycom Industries, Inc. (a)	244	17,383
EMCOR Group, Inc.	457	52,729
Fluor Corp. (a)	3,053	48,756
Security Description	Shares	Value
Granite Construction, Inc.	485	$19,182
MasTec, Inc. (a)	592	51,078
Matrix Service Co. (a)	488	5,104
MYR Group, Inc. (a)	168	16,716
Quanta Services, Inc.	834	94,926
Valmont Industries, Inc.	104	24,452
		435,366
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	161	21,117
Martin Marietta Materials, Inc.	195	66,627
Vulcan Materials Co.	442	74,769
		162,513
CONSUMER FINANCE — 1.8%
American Express Co.	4,402	737,467
Capital One Financial Corp.	10,893	1,764,339
Discover Financial Services	2,516	309,091
Encore Capital Group, Inc. (a)	753	37,100
Enova International, Inc. (a)	864	29,851
EZCORP, Inc. Class A (a)	1,718	13,005
FirstCash, Inc.	329	28,788
Green Dot Corp. Class A (a)	486	24,460
LendingTree, Inc. (a)	4	559
Navient Corp.	4,098	80,854
PRA Group, Inc. (a)	484	20,396
Prog Holdings, Inc.	572	24,030
SLM Corp.	2,075	36,520
Synchrony Financial	13,911	679,970
World Acceptance Corp. (a)	97	18,389
		3,804,819
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	11,490	133,169
AptarGroup, Inc.	166	19,812
Avery Dennison Corp.	328	67,965
Ball Corp.	1,117	100,497
Greif, Inc. Class A	695	44,897
International Paper Co.	4,935	275,965
Myers Industries, Inc.	323	6,321
O-I Glass, Inc. (a)	3,821	54,526
Packaging Corp. of America	692	95,108
Sealed Air Corp.	1,029	56,379
Silgan Holdings, Inc.	1,024	39,281
Sonoco Products Co.	841	50,107
Westrock Co.	6,415	319,659
		1,263,686
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,050	127,291
LKQ Corp. (a)	2,336	117,548
Pool Corp.	60	26,065
		270,904
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	334	12,629
American Public Education, Inc. (a)	158	4,046
Graham Holdings Co. Class B	99	58,327

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Grand Canyon Education, Inc. (a)	168	$14,777
H&R Block, Inc.	2,308	57,700
Perdoceo Education Corp. (a)	534	5,639
Regis Corp. (a) (d)	326	1,135
Service Corp. International	993	59,838
Strategic Education, Inc.	170	11,985
WW International, Inc. (a) (d)	532	9,709
		235,785
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. Class B (a)	19,611	5,352,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	174,341	4,708,950
ATN International, Inc.	160	7,496
Cogent Communications Holdings, Inc.	177	12,539
Consolidated Communications Holdings, Inc. (a)	2,042	18,766
Iridium Communications, Inc. (a)	534	21,280
Lumen Technologies, Inc.	24,043	297,893
Verizon Communications, Inc.	52,078	2,812,733
		7,879,657
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	558	33,212
Alliant Energy Corp.	1,472	82,403
American Electric Power Co., Inc.	4,179	339,251
Duke Energy Corp.	5,660	552,359
Edison International	3,186	176,727
Entergy Corp.	2,101	208,650
Evergy, Inc.	1,899	118,118
Eversource Energy	2,324	190,010
Exelon Corp.	12,238	591,585
FirstEnergy Corp.	4,541	161,750
Hawaiian Electric Industries, Inc.	903	36,870
IDACORP, Inc.	319	32,978
NextEra Energy, Inc.	7,118	558,905
NRG Energy, Inc.	3,126	127,635
OGE Energy Corp.	2,034	67,041
Pinnacle West Capital Corp.	1,182	85,530
PNM Resources, Inc.	679	33,597
PPL Corp.	9,632	268,540
Southern Co.	8,862	549,178
Xcel Energy, Inc.	3,639	227,438
		4,441,777
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	194	33,634
AMETEK, Inc.	628	77,878
AZZ, Inc.	166	8,831
Eaton Corp. PLC	2,347	350,431
Emerson Electric Co.	2,601	245,014
Encore Wire Corp.	159	15,078
EnerSys	325	24,193
Generac Holdings, Inc. (a)	106	43,319
Hubbell, Inc.	251	45,348
Security Description	Shares	Value
nVent Electric PLC	1,146	$37,050
Powell Industries, Inc.	168	4,128
Regal Beloit Corp.	280	42,095
Rockwell Automation, Inc.	325	95,563
Sunrun, Inc. (a) (d)	327	14,388
Vicor Corp. (a)	6	805
		1,037,755
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	168	14,742
Amphenol Corp. Class A	1,718	125,809
Arrow Electronics, Inc. (a)	1,797	201,785
Avnet, Inc.	2,438	90,133
Badger Meter, Inc.	8	809
Belden, Inc.	324	18,876
Benchmark Electronics, Inc.	882	23,558
CDW Corp.	583	106,118
Cognex Corp.	170	13,637
Coherent, Inc. (a)	100	25,009
Corning, Inc.	3,187	116,294
CTS Corp.	320	9,891
Daktronics, Inc. (a)	699	3,796
ePlus, Inc. (a)	152	15,597
Fabrinet (a)	162	16,607
FARO Technologies, Inc. (a)	8	526
II-VI, Inc. (a) (d)	483	28,671
Insight Enterprises, Inc. (a)	439	39,545
IPG Photonics Corp. (a)	163	25,819
Itron, Inc. (a)	165	12,479
Jabil, Inc.	3,561	207,856
Keysight Technologies, Inc. (a)	481	79,024
Knowles Corp. (a)	859	16,098
Littelfuse, Inc.	100	27,327
Methode Electronics, Inc.	329	13,834
National Instruments Corp.	684	26,833
OSI Systems, Inc. (a)	160	15,168
PC Connection, Inc.	323	14,222
Plexus Corp. (a)	169	15,110
Rogers Corp. (a)	48	8,951
Sanmina Corp. (a)	1,587	61,163
ScanSource, Inc. (a)	694	24,144
SYNNEX Corp.	1,009	105,037
TE Connectivity, Ltd.	1,353	185,659
Teledyne Technologies, Inc. (a)	155	66,585
Trimble, Inc. (a)	731	60,125
TTM Technologies, Inc. (a)	2,576	32,380
Vishay Intertechnology, Inc.	1,181	23,726
Vontier Corp.	684	22,982
Zebra Technologies Corp. Class A (a)	146	75,251
		1,971,176
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,607	13,258
Baker Hughes Co.	8,765	216,758
Bristow Group, Inc. (a)	685	21,804

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ChampionX Corp. (a)	691	$15,451
Core Laboratories NV	139	3,857
Dril-Quip, Inc. (a)	325	8,183
Halliburton Co.	7,441	160,874
Helix Energy Solutions Group, Inc. (a)	4,087	15,858
Helmerich & Payne, Inc.	2,625	71,951
Nabors Industries, Ltd. (a)	162	15,630
Nov, Inc. (a)	9,458	123,994
Oceaneering International, Inc. (a)	1,264	16,836
Oil States International, Inc. (a)	861	5,502
Patterson-UTI Energy, Inc.	5,258	47,322
ProPetro Holding Corp. (a)	2,367	20,475
Schlumberger NV	11,703	346,877
US Silica Holdings, Inc. (a)	915	7,311
		1,111,941
ENTERTAINMENT — 0.7%
Activision Blizzard, Inc.	1,639	126,842
Cinemark Holdings, Inc. (a) (d)	1,146	22,015
Electronic Arts, Inc.	849	120,770
Live Nation Entertainment, Inc. (a)	468	42,649
Marcus Corp. (a) (d)	171	2,984
Netflix, Inc. (a)	600	366,204
Take-Two Interactive Software, Inc. (a)	317	48,840
Walt Disney Co. (a)	4,944	836,376
World Wrestling Entertainment, Inc. Class A (d)	180	10,127
		1,576,807
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Acadia Realty Trust REIT	488	9,960
Agree Realty Corp. REIT	159	10,531
Alexander & Baldwin, Inc. REIT (a)	600	14,064
Alexandria Real Estate Equities, Inc. REIT	542	103,560
American Assets Trust, Inc. REIT	493	18,448
American Campus Communities, Inc. REIT	1,014	49,128
American Tower Corp. REIT	969	257,182
Apartment Income REIT Corp.	1,202	58,670
Armada Hoffler Properties, Inc. REIT	485	6,485
AvalonBay Communities, Inc. REIT	839	185,956
Boston Properties, Inc. REIT	977	105,858
Brandywine Realty Trust REIT	2,152	28,880
Brixmor Property Group, Inc. REIT	2,484	54,921
Camden Property Trust REIT	426	62,822
CareTrust REIT, Inc.	481	9,774
Centerspace REIT	157	14,837
Chatham Lodging Trust REIT (a)	695	8,514
CoreSite Realty Corp. REIT	124	17,179
Corporate Office Properties Trust REIT	850	22,933
Cousins Properties, Inc. REIT	1,071	39,938
Security Description	Shares	Value
Crown Castle International Corp. REIT	1,447	$250,794
CyrusOne, Inc. REIT	437	33,828
DiamondRock Hospitality Co. REIT (a)	1,561	14,752
Digital Realty Trust, Inc. REIT	1,020	147,339
Diversified Healthcare Trust REIT	6,279	21,286
Douglas Emmett, Inc. REIT	1,199	37,900
Duke Realty Corp. REIT	1,506	72,092
Easterly Government Properties, Inc. REIT	484	9,999
EastGroup Properties, Inc. REIT	124	20,662
EPR Properties REIT	551	27,208
Equinix, Inc. REIT	196	154,866
Equity Residential REIT	2,323	187,977
Essential Properties Realty Trust, Inc. REIT	532	14,853
Essex Property Trust, Inc. REIT	290	92,725
Extra Space Storage, Inc. REIT	402	67,532
Federal Realty Investment Trust REIT	311	36,695
First Industrial Realty Trust, Inc. REIT	535	27,863
Four Corners Property Trust, Inc. REIT	330	8,864
Franklin Street Properties Corp. REIT	1,504	6,979
GEO Group, Inc. REIT (d)	3,543	26,466
Getty Realty Corp. REIT	465	13,629
Global Net Lease, Inc. REIT	1,353	21,675
Healthcare Realty Trust, Inc. REIT	954	28,410
Healthpeak Properties, Inc. REIT	3,745	125,383
Hersha Hospitality Trust REIT (a)	1,013	9,451
Highwoods Properties, Inc. REIT	870	38,158
Host Hotels & Resorts, Inc. REIT (a)	5,928	96,804
Hudson Pacific Properties, Inc. REIT	1,278	33,573
Independence Realty Trust, Inc. REIT (d)	623	12,678
Industrial Logistics Properties Trust REIT	690	17,533
Innovative Industrial Properties, Inc. REIT (d)	49	11,327
Iron Mountain, Inc. REIT	2,434	105,757
iStar, Inc. REIT (d)	852	21,368
JBG SMITH Properties REIT	830	24,576
Kilroy Realty Corp. REIT	764	50,584
Kimco Realty Corp. REIT	5,032	104,414
Kite Realty Group Trust REIT	713	14,517
Lamar Advertising Co. Class A REIT	392	44,472
Lexington Realty Trust REIT	1,880	23,970
Life Storage, Inc. REIT	303	34,766
LTC Properties, Inc. REIT	328	10,394
Macerich Co. REIT	5,201	86,909
Mack-Cali Realty Corp. REIT (a)	851	14,569

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Medical Properties Trust, Inc. REIT	3,927	$78,815
Mid-America Apartment Communities, Inc. REIT	534	99,725
National Retail Properties, Inc. REIT	1,180	50,964
National Storage Affiliates Trust REIT	331	17,474
NexPoint Residential Trust, Inc. REIT	171	10,582
Office Properties Income Trust REIT	1,173	29,712
Omega Healthcare Investors, Inc. REIT	1,928	57,763
Park Hotels & Resorts, Inc. REIT (a)	2,949	56,444
Pebblebrook Hotel Trust REIT	981	21,984
Physicians Realty Trust REIT	1,564	27,558
PotlatchDeltic Corp. REIT	485	25,016
Prologis, Inc. REIT	2,234	280,211
PS Business Parks, Inc. REIT	161	25,235
Public Storage REIT	660	196,086
Rayonier, Inc. REIT	699	24,940
Realty Income Corp. REIT	2,201	142,757
Regency Centers Corp. REIT	1,185	79,786
Retail Opportunity Investments Corp. REIT	1,184	20,625
Retail Properties of America, Inc. Class A REIT	1,585	20,415
Rexford Industrial Realty, Inc. REIT	339	19,238
RPT Realty REIT	694	8,855
Sabra Health Care REIT, Inc.	2,356	34,680
Safehold, Inc. REIT	100	7,189
Saul Centers, Inc. REIT	364	16,038
SBA Communications Corp. REIT	109	36,032
Service Properties Trust REIT	4,032	45,199
Simon Property Group, Inc. REIT	1,007	130,880
SITE Centers Corp. REIT	1,414	21,832
SL Green Realty Corp. REIT	711	50,367
Spirit Realty Capital, Inc. REIT	979	45,073
STORE Capital Corp. REIT	1,759	56,341
Summit Hotel Properties, Inc. REIT (a)	1,130	10,882
Tanger Factory Outlet Centers, Inc. REIT (d)	1,064	17,343
UDR, Inc. REIT	1,131	59,920
Uniti Group, Inc. REIT	969	11,987
Universal Health Realty Income Trust REIT	8	442
Urban Edge Properties REIT	857	15,692
Urstadt Biddle Properties, Inc. Class A REIT	483	9,143
Ventas, Inc. REIT	3,306	182,524
Vornado Realty Trust REIT	3,811	160,100
Washington Real Estate Investment Trust	886	21,929
Welltower, Inc. REIT	2,833	233,439
Weyerhaeuser Co. REIT	4,407	156,757
Security Description	Shares	Value
Whitestone REIT	1,187	$11,609
Xenia Hotels & Resorts, Inc. REIT (a)	847	15,026
		5,929,846
FOOD & STAPLES RETAILING — 3.7%
Andersons, Inc.	696	21,458
BJ's Wholesale Club Holdings, Inc. (a)	1,155	63,433
Casey's General Stores, Inc.	240	45,228
Chefs' Warehouse, Inc. (a)	324	10,553
Costco Wholesale Corp.	1,907	856,910
Grocery Outlet Holding Corp. (a)	393	8,477
Kroger Co.	16,604	671,300
PriceSmart, Inc.	171	13,261
SpartanNash Co.	878	19,228
Sprouts Farmers Market, Inc. (a)	1,564	36,238
Sysco Corp.	3,763	295,395
United Natural Foods, Inc. (a)	1,554	75,245
Walmart, Inc.	34,895	4,863,665
Walgreens Boots Alliance, Inc.	17,469	821,916
		7,802,307
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	6,998	419,950
B&G Foods, Inc. (d)	696	20,803
Calavo Growers, Inc.	6	229
Cal-Maine Foods, Inc.	333	12,041
Campbell Soup Co.	2,525	105,570
Conagra Brands, Inc.	3,606	122,135
Darling Ingredients, Inc. (a)	588	42,277
Flowers Foods, Inc.	1,732	40,927
Fresh Del Monte Produce, Inc.	860	27,709
General Mills, Inc.	4,501	269,250
Hain Celestial Group, Inc. (a)	534	22,845
Hershey Co.	869	147,078
Hormel Foods Corp.	2,949	120,909
Ingredion, Inc.	851	75,748
J&J Snack Foods Corp.	105	16,046
J.M. Smucker Co.	1,159	139,115
John B Sanfilippo & Son, Inc.	155	12,667
Kellogg Co.	2,667	170,475
Kraft Heinz Co.	16,430	604,953
Lamb Weston Holdings, Inc.	474	29,089
Lancaster Colony Corp.	124	20,932
McCormick & Co., Inc.	750	60,773
Mondelez International, Inc. Class A	8,336	484,989
Pilgrim's Pride Corp. (a)	1,190	34,605
Post Holdings, Inc. (a)	484	53,317
Sanderson Farms, Inc.	157	29,547
Seneca Foods Corp. Class A (a)	164	7,908
Simply Good Foods Co. (a)	378	13,037
Tootsie Roll Industries, Inc. (d)	320	9,738
TreeHouse Foods, Inc. (a)	687	27,398
Tyson Foods, Inc. Class A	7,166	565,684
		3,707,744

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	923	$81,409
Chesapeake Utilities Corp.	100	12,005
National Fuel Gas Co.	702	36,869
New Jersey Resources Corp.	826	28,753
Northwest Natural Holding Co.	169	7,772
ONE Gas, Inc.	484	30,671
South Jersey Industries, Inc.	1,276	27,128
Southwest Gas Holdings, Inc. (a)	721	48,220
Spire, Inc.	556	34,016
UGI Corp.	2,361	100,626
		407,469
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	4,385	518,000
ABIOMED, Inc. (a)	71	23,112
Align Technology, Inc. (a)	184	122,439
Avanos Medical, Inc. (a)	317	9,890
Baxter International, Inc.	1,558	125,310
Becton Dickinson and Co.	882	216,813
Boston Scientific Corp. (a)	4,373	189,744
CONMED Corp.	44	5,757
Cooper Cos., Inc.	159	65,716
CryoLife, Inc. (a)	8	178
Danaher Corp.	1,580	481,015
DENTSPLY SIRONA, Inc.	731	42,435
DexCom, Inc. (a)	84	45,936
Edwards Lifesciences Corp. (a)	1,327	150,230
Globus Medical, Inc. Class A (a)	318	24,365
Haemonetics Corp. (a)	162	11,436
Hill-Rom Holdings, Inc.	239	35,850
Hologic, Inc. (a)	852	62,886
ICU Medical, Inc. (a)	100	23,338
IDEXX Laboratories, Inc. (a)	125	77,738
Integer Holdings Corp. (a)	170	15,188
Integra LifeSciences Holdings Corp. (a)	169	11,573
Intuitive Surgical, Inc. (a)	174	172,982
Invacare Corp. (a)	865	4,117
LivaNova PLC (a)	161	12,750
Masimo Corp. (a)	119	32,214
Medtronic PLC	5,567	697,823
Meridian Bioscience, Inc. (a)	132	2,540
Merit Medical Systems, Inc. (a)	163	11,703
Natus Medical, Inc. (a)	171	4,289
Neogen Corp. (a)	314	13,637
NuVasive, Inc. (a)	170	10,175
Penumbra, Inc. (a)	8	2,132
Quidel Corp. (a)	155	21,878
ResMed, Inc.	211	55,609
STERIS PLC	312	63,735
Stryker Corp.	886	233,656
Surmodics, Inc. (a)	5	278
Teleflex, Inc.	62	23,346
Varex Imaging Corp. (a)	168	4,738
West Pharmaceutical Services, Inc.	59	25,048
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	705	$103,184
		3,754,783
HEALTH CARE PROVIDERS & SERVICES — 5.2%
Acadia Healthcare Co., Inc. (a)	597	38,077
Addus HomeCare Corp. (a)	3	239
Amedisys, Inc. (a)	106	15,805
AmerisourceBergen Corp.	3,604	430,498
AMN Healthcare Services, Inc. (a)	278	31,901
Anthem, Inc.	2,048	763,494
Cardinal Health, Inc.	7,147	353,491
Centene Corp. (a)	7,289	454,178
Chemed Corp.	31	14,419
Cigna Corp.	4,305	861,689
Community Health Systems, Inc. (a)	2,952	34,538
CorVel Corp. (a)	74	13,780
Covetrus, Inc. (a)	689	12,498
Cross Country Healthcare, Inc. (a)	388	8,241
CVS Health Corp.	32,238	2,735,717
DaVita, Inc. (a)	1,638	190,434
Encompass Health Corp.	586	43,973
Ensign Group, Inc.	165	12,357
HCA Healthcare, Inc.	2,071	502,673
HealthEquity, Inc. (a)	163	10,556
Henry Schein, Inc. (a)	1,185	90,250
Humana, Inc.	959	373,195
Laboratory Corp. of America Holdings (a)	662	186,313
LHC Group, Inc. (a)	153	24,007
Magellan Health, Inc. (a)	569	53,799
McKesson Corp.	3,777	753,058
MEDNAX, Inc. (a)	1,058	30,079
ModivCare, Inc. (a)	101	18,344
Molina Healthcare, Inc. (a)	472	128,058
Owens & Minor, Inc.	908	28,411
Patterson Cos., Inc.	1,070	32,250
Pennant Group, Inc. (a)	155	4,354
Quest Diagnostics, Inc.	901	130,924
RadNet, Inc. (a)	340	9,965
Select Medical Holdings Corp.	1,340	48,468
Tenet Healthcare Corp. (a)	2,596	172,478
Tivity Health, Inc. (a)	464	10,700
UnitedHealth Group, Inc.	5,602	2,188,925
Universal Health Services, Inc. Class B	988	136,710
		10,948,846
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	1,347	18,009
Cerner Corp.	916	64,596
Computer Programs & Systems, Inc. (a)	8	284
NextGen Healthcare, Inc. (a)	320	4,512
Omnicell, Inc. (a)	108	16,031
		103,432

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.5%
BJ's Restaurants, Inc. (a)	110	$4,594
Bloomin' Brands, Inc. (a)	689	17,225
Booking Holdings, Inc. (a)	112	265,873
Boyd Gaming Corp. (a)	321	20,306
Brinker International, Inc. (a)	275	13,489
Caesars Entertainment, Inc. (a)	287	32,224
Carnival Corp. (a)	19,419	485,669
Cheesecake Factory, Inc. (a)	172	8,084
Chipotle Mexican Grill, Inc. (a)	37	67,248
Choice Hotels International, Inc.	162	20,472
Churchill Downs, Inc.	33	7,923
Chuy's Holdings, Inc. (a)	51	1,608
Cracker Barrel Old Country Store, Inc.	190	26,570
Darden Restaurants, Inc.	462	69,979
Dave & Buster's Entertainment, Inc. (a)	165	6,324
Dine Brands Global, Inc. (a)	145	11,775
Domino's Pizza, Inc.	72	34,341
El Pollo Loco Holdings, Inc. (a)	538	9,092
Expedia Group, Inc. (a)	294	48,187
Fiesta Restaurant Group, Inc. (a)	860	9,426
Hilton Worldwide Holdings, Inc. (a)	397	52,448
Jack in the Box, Inc.	50	4,867
Las Vegas Sands Corp. (a)	4,106	150,280
Marriott International, Inc. Class A (a)	885	131,060
Marriott Vacations Worldwide Corp.	140	22,026
McDonald's Corp.	2,489	600,123
MGM Resorts International	3,031	130,788
Monarch Casino & Resort, Inc. (a)	157	10,517
Norwegian Cruise Line Holdings, Ltd. (a)	2,656	70,942
Papa John's International, Inc.	109	13,842
Penn National Gaming, Inc. (a)	414	29,998
Red Robin Gourmet Burgers, Inc. (a)	329	7,587
Royal Caribbean Cruises, Ltd. (a)	1,851	164,646
Ruth's Hospitality Group, Inc. (a)	136	2,817
Scientific Games Corp. Class A (a)	810	67,287
Shake Shack, Inc. Class A (a)	35	2,746
Six Flags Entertainment Corp. (a)	307	13,047
Starbucks Corp.	2,503	276,106
Texas Roadhouse, Inc.	291	26,577
Travel + Leisure Co.	582	31,736
Wendy's Co.	1,025	22,222
Wyndham Hotels & Resorts, Inc.	172	13,277
Wynn Resorts, Ltd. (a)	334	28,306
Yum! Brands, Inc.	858	104,942
		3,138,596
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	46	10,890
Century Communities, Inc.	428	26,301
D.R. Horton, Inc.	2,224	186,749
Ethan Allen Interiors, Inc.	329	7,797
Security Description	Shares	Value
Garmin, Ltd.	700	$108,822
Helen of Troy, Ltd. (a)	117	26,288
Installed Building Products, Inc.	111	11,894
iRobot Corp. (a)	157	12,325
KB Home	740	28,801
La-Z-Boy, Inc.	489	15,760
Leggett & Platt, Inc.	1,129	50,624
Lennar Corp. Class A	2,309	216,307
LGI Homes, Inc. (a)	174	24,692
M/I Homes, Inc. (a)	471	27,224
MDC Holdings, Inc.	584	27,284
Meritage Homes Corp. (a)	408	39,576
Mohawk Industries, Inc. (a)	736	130,566
Newell Brands, Inc.	3,972	87,940
NVR, Inc. (a)	14	67,117
PulteGroup, Inc.	2,215	101,713
Taylor Morrison Home Corp. (a)	1,611	41,532
Tempur Sealy International, Inc.	773	35,875
Toll Brothers, Inc.	1,420	78,512
TopBuild Corp. (a)	139	28,469
Tri Pointe Homes, Inc. (a)	2,906	61,084
Tupperware Brands Corp. (a)	419	8,849
Universal Electronics, Inc. (a)	161	7,929
Whirlpool Corp.	681	138,829
		1,609,749
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	329	14,147
Church & Dwight Co., Inc.	835	68,946
Clorox Co.	451	74,690
Colgate-Palmolive Co.	3,073	232,257
Energizer Holdings, Inc.	406	15,854
Kimberly-Clark Corp.	2,010	266,205
Procter & Gamble Co.	8,830	1,234,434
WD-40 Co.	4	926
		1,907,459
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	4,519	103,169
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	3,451	605,375
General Electric Co.	7,413	763,761
Honeywell International, Inc.	2,510	532,823
Raven Industries, Inc. (a)	272	15,670
Roper Technologies, Inc.	287	128,039
		2,045,668
INSURANCE — 5.2%
Aflac, Inc.	15,068	785,495
Alleghany Corp. (a)	148	92,413
Allstate Corp.	7,220	919,178
Ambac Financial Group, Inc. (a)	847	12,129
American Equity Investment Life Holding Co.	2,077	61,417
American Financial Group, Inc.	1,614	203,090

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
American International Group, Inc.	20,882	$1,146,213
AMERISAFE, Inc.	161	9,042
Aon PLC Class A	606	173,177
Arthur J Gallagher & Co.	742	110,298
Assurant, Inc.	727	114,684
Assured Guaranty, Ltd.	1,873	87,675
Brighthouse Financial, Inc. (a)	2,144	96,973
Brown & Brown, Inc.	984	54,563
Chubb, Ltd.	4,642	805,294
Cincinnati Financial Corp.	1,272	145,288
CNO Financial Group, Inc.	3,257	76,670
eHealth, Inc. (a)	8	324
Employers Holdings, Inc.	320	12,637
Everest Re Group, Ltd.	513	128,650
First American Financial Corp.	2,660	178,353
Genworth Financial, Inc. Class A (a)	13,260	49,725
Globe Life, Inc.	1,184	105,411
Hanover Insurance Group, Inc.	451	58,459
Hartford Financial Services Group, Inc.	4,364	306,571
HCI Group, Inc.	55	6,092
Horace Mann Educators Corp.	535	21,288
James River Group Holdings, Ltd.	487	18,374
Kemper Corp.	759	50,694
Kinsale Capital Group, Inc.	56	9,055
Lincoln National Corp.	4,387	301,606
Loews Corp.	4,963	267,655
Marsh & McLennan Cos., Inc.	1,714	259,551
Mercury General Corp.	699	38,913
MetLife, Inc.	17,785	1,097,868
Old Republic International Corp. (a)	6,877	159,065
Primerica, Inc.	273	41,941
Principal Financial Group, Inc.	6,158	396,575
ProAssurance Corp.	695	16,527
Progressive Corp.	4,921	444,809
Prudential Financial, Inc.	9,445	993,614
Reinsurance Group of America, Inc.	1,640	182,466
RenaissanceRe Holdings, Ltd.	620	86,428
RLI Corp.	155	15,542
Safety Insurance Group, Inc.	158	12,521
Selective Insurance Group, Inc.	483	36,481
SiriusPoint, Ltd. (a)	2,359	21,844
Stewart Information Services Corp.	323	20,433
Travelers Cos., Inc.	3,174	482,480
United Fire Group, Inc.	328	7,577
Universal Insurance Holdings, Inc.	325	4,238
Unum Group	4,959	124,273
Willis Towers Watson PLC	565	131,340
WR Berkley Corp.	1,171	85,694
		11,068,673
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Inc. Class A (a)	880	2,352,698
Alphabet, Inc. Class C (a)	824	2,196,215
Facebook, Inc. Class A (a)	7,286	2,472,796
QuinStreet, Inc. (a)	533	9,359
Security Description	Shares	Value
TripAdvisor, Inc. (a)	450	$15,232
Twitter, Inc. (a)	700	42,273
Yelp, Inc. (a)	423	15,753
		7,104,326
INTERNET & DIRECT MARKETING RETAIL — 1.9%
Amazon.com, Inc. (a)	1,083	3,557,698
eBay, Inc.	4,373	304,667
Etsy, Inc. (a)	119	24,747
Liquidity Services, Inc. (a)	161	3,479
PetMed Express, Inc. (d)	477	12,817
Shutterstock, Inc.	95	10,766
Stamps.com, Inc. (a)	76	25,064
		3,939,238
IT SERVICES — 2.5%
Accenture PLC Class A	2,140	684,629
Akamai Technologies, Inc. (a)	691	72,272
Alliance Data Systems Corp.	1,197	120,765
Automatic Data Processing, Inc.	1,439	287,685
BM Technologies, Inc. (a)	28	249
Broadridge Financial Solutions, Inc.	320	53,325
Cognizant Technology Solutions Corp. Class A	2,304	170,980
Concentrix Corp.	149	26,373
CSG Systems International, Inc.	164	7,905
DXC Technology Co. (a)	6,218	208,987
EVERTEC, Inc.	169	7,727
ExlService Holdings, Inc. (a)	162	19,945
Fidelity National Information Services, Inc.	1,793	218,172
Fiserv, Inc. (a)	2,167	235,120
FleetCor Technologies, Inc. (a)	299	78,120
Gartner, Inc. (a)	228	69,285
Global Payments, Inc.	617	97,227
International Business Machines Corp.	9,440	1,311,499
Jack Henry & Associates, Inc.	201	32,976
LiveRamp Holdings, Inc. (a)	327	15,444
Mastercard, Inc. Class A	749	260,412
MAXIMUS, Inc.	322	26,790
Paychex, Inc.	1,165	131,004
PayPal Holdings, Inc. (a)	1,604	417,377
Perficient, Inc. (a)	101	11,686
Sabre Corp. (a)	1,881	22,271
TTEC Holdings, Inc.	185	17,303
Unisys Corp. (a)	1,555	39,093
VeriSign, Inc. (a)	277	56,788
Visa, Inc. Class A	2,326	518,116
Western Union Co.	2,734	55,281
WEX, Inc. (a)	128	22,546
		5,297,352
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	323	30,772
Callaway Golf Co. (a)	404	11,162
Hasbro, Inc.	748	66,737

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Mattel, Inc. (a)	1,275	$23,664
Polaris, Inc.	329	39,368
Sturm Ruger & Co., Inc.	152	11,215
Vista Outdoor, Inc. (a)	431	17,374
YETI Holdings, Inc. (a)	187	16,024
		216,316
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	650	102,395
Bio-Rad Laboratories, Inc. Class A (a)	229	170,823
Bio-Techne Corp.	24	11,630
Charles River Laboratories International, Inc. (a)	145	59,837
Illumina, Inc. (a)	306	124,117
IQVIA Holdings, Inc. (a)	623	149,233
Medpace Holdings, Inc. (a)	107	20,253
Mettler-Toledo International, Inc. (a)	48	66,113
PerkinElmer, Inc.	301	52,160
Repligen Corp. (a)	76	21,963
Syneos Health, Inc. (a)	737	64,473
Thermo Fisher Scientific, Inc.	850	485,630
Waters Corp. (a)	160	57,168
		1,385,795
MACHINERY — 1.5%
AGCO Corp.	449	55,016
Alamo Group, Inc.	65	9,069
Albany International Corp. Class A	157	12,069
Astec Industries, Inc.	158	8,502
Barnes Group, Inc.	404	16,859
Caterpillar, Inc.	2,285	438,651
Chart Industries, Inc. (a)	119	22,742
CIRCOR International, Inc. (a)	147	4,852
Colfax Corp. (a)	842	38,648
Crane Co.	343	32,520
Cummins, Inc.	974	218,721
Deere & Co.	830	278,108
Donaldson Co., Inc.	489	28,073
Dover Corp.	591	91,900
Enerpac Tool Group Corp.	326	6,758
EnPro Industries, Inc.	196	17,076
ESCO Technologies, Inc.	157	12,089
Federal Signal Corp.	325	12,552
Flowserve Corp.	879	30,475
Fortive Corp.	1,507	106,349
Franklin Electric Co., Inc.	171	13,654
Graco, Inc.	330	23,090
Greenbrier Cos., Inc.	419	18,013
Hillenbrand, Inc.	442	18,851
IDEX Corp.	220	45,529
Illinois Tool Works, Inc.	877	181,215
Ingersoll Rand, Inc. (a)	1,265	63,769
ITT, Inc.	307	26,353
John Bean Technologies Corp.	118	16,585
Kennametal, Inc.	478	16,362
Lincoln Electric Holdings, Inc.	196	25,243
Security Description	Shares	Value
Lindsay Corp.	6	$911
Lydall, Inc. (a)	191	11,859
Meritor, Inc. (a)	1,761	37,527
Middleby Corp. (a)	186	31,715
Mueller Industries, Inc.	425	17,467
Nordson Corp.	162	38,580
Oshkosh Corp.	484	49,547
Otis Worldwide Corp.	872	71,748
PACCAR, Inc.	2,529	199,589
Parker-Hannifin Corp.	459	128,346
Pentair PLC	699	50,768
Proto Labs, Inc. (a)	30	1,998
Snap-on, Inc.	312	65,192
SPX Corp. (a)	307	16,409
SPX FLOW, Inc.	265	19,371
Standex International Corp.	6	593
Stanley Black & Decker, Inc.	705	123,594
Tennant Co.	140	10,353
Terex Corp.	460	19,366
Timken Co.	483	31,598
Titan International, Inc. (a)	1,474	10,554
Toro Co.	324	31,561
Trinity Industries, Inc.	2,011	54,639
Wabash National Corp.	632	9,562
Watts Water Technologies, Inc. Class A	161	27,062
Westinghouse Air Brake Technologies Corp.	1,041	89,745
Woodward, Inc.	193	21,848
Xylem, Inc.	539	66,664
		3,127,859
MARINE — 0.0% (e)
Kirby Corp. (a)	536	25,706
Matson, Inc.	311	25,101
		50,807
MEDIA — 1.8%
AMC Networks, Inc. Class A (a)	848	39,508
Cable One, Inc.	13	23,571
Charter Communications, Inc. Class A (a)	935	680,269
Comcast Corp. Class A	31,154	1,742,443
Discovery, Inc. Class A (a)	1,724	43,755
Discovery, Inc. Class C (a)	3,057	74,193
DISH Network Corp. Class A (a)	6,010	261,195
EW Scripps Co. Class A	1,412	25,501
Fox Corp. Class A	3,519	141,147
Fox Corp. Class B	1,616	59,986
Gannett Co., Inc. (a)	3,915	26,152
Interpublic Group of Cos., Inc.	3,254	119,324
John Wiley & Sons, Inc. Class A	478	24,956
Meredith Corp. (a)	991	55,199
New York Times Co. Class A	304	14,978
News Corp. Class A	2,639	62,096
News Corp. Class B	1,068	24,810
Omnicom Group, Inc.	2,287	165,716

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Scholastic Corp.	730	$26,024
TEGNA, Inc.	2,321	45,770
ViacomCBS, Inc. Class B	5,156	203,714
		3,860,307
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	3,080	51,220
Arconic Corp. (a)	1,209	38,132
Carpenter Technology Corp.	757	24,784
Century Aluminum Co. (a)	1,174	15,790
Cleveland-Cliffs, Inc. (a) (d)	1,647	32,627
Commercial Metals Co.	1,491	45,416
Compass Minerals International, Inc.	321	20,672
Freeport-McMoRan, Inc.	4,858	158,031
Haynes International, Inc.	160	5,960
Kaiser Aluminum Corp.	158	17,216
Materion Corp.	161	11,051
Newmont Corp.	4,712	255,862
Nucor Corp.	2,491	245,339
Olympic Steel, Inc.	321	7,820
Reliance Steel & Aluminum Co.	698	99,409
Royal Gold, Inc.	166	15,851
Steel Dynamics, Inc.	2,101	122,866
SunCoke Energy, Inc.	2,902	18,225
TimkenSteel Corp. (a)	701	9,169
United States Steel Corp.	3,308	72,677
Warrior Met Coal, Inc.	1,504	34,998
Worthington Industries, Inc.	849	44,742
		1,347,857
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,112	46,151
ARMOUR Residential REIT, Inc. (d)	1,557	16,785
Capstead Mortgage Corp. REIT	2,367	15,835
Granite Point Mortgage Trust, Inc. REIT	702	9,245
Invesco Mortgage Capital, Inc. REIT	4,939	15,558
KKR Real Estate Finance Trust, Inc. REIT	693	14,622
New York Mortgage Trust, Inc. REIT	5,553	23,656
PennyMac Mortgage Investment Trust REIT	1,029	20,261
Ready Capital Corp. REIT	1,172	16,912
Redwood Trust, Inc. REIT	1,708	22,016
		201,041
MULTI-UTILITIES — 1.1%
Ameren Corp.	1,872	151,632
Avista Corp.	486	19,012
Black Hills Corp.	682	42,802
CenterPoint Energy, Inc.	6,222	153,061
CMS Energy Corp.	1,937	115,697
Consolidated Edison, Inc.	3,621	262,848
Security Description	Shares	Value
Dominion Energy, Inc.	5,937	$433,520
DTE Energy Co.	1,617	180,635
MDU Resources Group, Inc.	1,720	51,033
NiSource, Inc.	3,303	80,032
NorthWestern Corp.	548	31,400
Public Service Enterprise Group, Inc.	4,230	257,607
Sempra Energy	2,315	292,848
WEC Energy Group, Inc.	2,149	189,542
		2,261,669
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	837	36,292
Dollar General Corp.	980	207,897
Dollar Tree, Inc. (a)	1,705	163,203
Kohl's Corp.	3,824	180,072
Macy's, Inc.	7,565	170,969
Nordstrom, Inc. (a) (d)	2,643	69,908
Ollie's Bargain Outlet Holdings, Inc. (a) (d)	171	10,308
Target Corp.	3,378	772,785
		1,611,434
OIL, GAS & CONSUMABLE FUELS — 5.7%
Antero Midstream Corp.	2,378	24,779
APA Corp.	4,715	101,042
Bonanza Creek Energy, Inc.	532	25,483
Cabot Oil & Gas Corp.	2,930	63,757
Callon Petroleum Co. (a)	961	47,166
Chevron Corp.	20,461	2,075,768
Cimarex Energy Co.	748	65,226
CNX Resources Corp. (a)	5,362	67,668
ConocoPhillips	9,170	621,451
CONSOL Energy, Inc. (a)	701	18,240
Devon Energy Corp.	4,960	176,130
Diamondback Energy, Inc.	1,324	125,343
Dorian LPG, Ltd.	684	8,488
DTE Midstream LLC (a)	808	37,362
EOG Resources, Inc.	4,271	342,833
EQT Corp. (a)	7,384	151,077
Equitrans Midstream Corp.	5,109	51,805
Exxon Mobil Corp.	53,251	3,132,224
Green Plains, Inc. (a) (d)	443	14,464
Hess Corp.	1,141	89,123
HollyFrontier Corp.	3,640	120,593
Kinder Morgan, Inc.	24,379	407,861
Laredo Petroleum, Inc. (a)	330	26,753
Marathon Oil Corp.	19,230	262,874
Marathon Petroleum Corp.	15,583	963,185
Matador Resources Co.	1,160	44,126
Murphy Oil Corp.	3,510	87,645
Occidental Petroleum Corp.	11,150	329,817
ONEOK, Inc.	3,252	188,583
Par Pacific Holdings, Inc. (a)	1,179	18,534
PBF Energy, Inc. Class A (a)	2,337	30,311
PDC Energy, Inc.	1,043	49,428
Penn Virginia Corp. (a)	330	8,801

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Phillips 66	10,636	$744,839
Pioneer Natural Resources Co.	961	160,016
Range Resources Corp. (a)	3,231	73,118
Renewable Energy Group, Inc. (a)	390	19,578
REX American Resources Corp. (a)	8	639
SM Energy Co.	2,736	72,176
Southwestern Energy Co. (a)	8,128	45,029
Talos Energy, Inc. (a)	888	12,228
Valero Energy Corp.	9,937	701,254
Williams Cos., Inc.	10,178	264,017
World Fuel Services Corp.	1,556	52,313
		11,923,147
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	334	12,802
Domtar Corp. (a)	1,332	72,647
Glatfelter Corp.	1,013	14,283
Louisiana-Pacific Corp.	616	37,804
Mercer International, Inc.	1,184	13,723
Neenah, Inc.	158	7,365
Schweitzer-Mauduit International, Inc.	329	11,403
		170,027
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	8,170	64,216
Edgewell Personal Care Co.	533	19,348
Estee Lauder Cos., Inc. Class A	573	171,860
Inter Parfums, Inc.	159	11,888
Medifast, Inc.	24	4,623
Nu Skin Enterprises, Inc. Class A	429	17,362
USANA Health Sciences, Inc. (a)	159	14,660
		303,957
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	9,288	549,571
Catalent, Inc. (a)	482	64,140
Corcept Therapeutics, Inc. (a)	693	13,638
Eli Lilly & Co.	2,686	620,600
Endo International PLC (a)	2,896	9,383
Innoviva, Inc. (a)	1,519	25,382
Jazz Pharmaceuticals PLC (a)	321	41,797
Johnson & Johnson	10,963	1,770,525
Merck & Co., Inc.	10,932	821,103
Nektar Therapeutics (a)	539	9,680
Organon & Co.	1,095	35,905
Pacira BioSciences, Inc. (a)	157	8,792
Perrigo Co. PLC	1,649	78,047
Pfizer, Inc.	38,043	1,636,229
Phibro Animal Health Corp. Class A	478	10,296
Prestige Consumer Healthcare, Inc. (a)	488	27,382
Supernus Pharmaceuticals, Inc. (a)	328	8,748
Viatris, Inc.	12,725	172,424
Zoetis, Inc.	418	81,151
		5,984,793
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	339	$38,354
CACI International, Inc. Class A (a)	192	50,323
Equifax, Inc.	269	68,170
Exponent, Inc.	32	3,621
Forrester Research, Inc. (a)	8	394
FTI Consulting, Inc. (a)	161	21,687
Heidrick & Struggles International, Inc.	164	7,319
IHS Markit, Ltd.	857	99,943
Insperity, Inc.	265	29,346
Jacobs Engineering Group, Inc.	757	100,325
KBR, Inc.	972	38,297
Kelly Services, Inc. Class A	854	16,124
Korn Ferry	318	23,011
Leidos Holdings, Inc.	992	95,361
ManpowerGroup, Inc.	1,331	144,121
ManTech International Corp. Class A	310	23,535
Nielsen Holdings PLC	2,628	50,431
Resources Connection, Inc.	323	5,097
Robert Half International, Inc.	686	68,826
Science Applications International Corp.	478	40,898
TrueBlue, Inc. (a)	864	23,397
Verisk Analytics, Inc.	244	48,866
		997,446
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,288	222,760
Jones Lang LaSalle, Inc. (a)	539	133,720
Marcus & Millichap, Inc. (a)	323	13,120
RE/MAX Holdings, Inc. Class A	318	9,909
Realogy Holdings Corp. (a)	3,216	56,409
St. Joe Co.	171	7,199
		443,117
ROAD & RAIL — 0.8%
ArcBest Corp.	343	28,047
Avis Budget Group, Inc. (a)	1,154	134,452
CSX Corp.	8,301	246,872
Heartland Express, Inc.	489	7,834
JB Hunt Transport Services, Inc.	536	89,630
Kansas City Southern	244	66,036
Knight-Swift Transportation Holdings, Inc.	2,086	106,699
Landstar System, Inc.	158	24,936
Marten Transport, Ltd.	849	13,321
Norfolk Southern Corp.	1,036	247,863
Old Dominion Freight Line, Inc.	169	48,331
Ryder System, Inc.	1,309	108,267
Saia, Inc. (a)	105	24,993
Union Pacific Corp.	2,372	464,936
Werner Enterprises, Inc.	698	30,900
XPO Logistics, Inc. (a)	702	55,865
		1,698,982

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Micro Devices, Inc. (a)	1,643	$169,065
Amkor Technology, Inc.	2,612	65,169
Analog Devices, Inc.	1,553	260,097
Applied Materials, Inc.	1,941	249,865
Axcelis Technologies, Inc. (a)	191	8,983
Broadcom, Inc.	1,264	612,952
Brooks Automation, Inc.	152	15,557
CEVA, Inc. (a)	160	6,827
Cirrus Logic, Inc. (a)	318	26,187
CMC Materials, Inc.	103	12,693
Cohu, Inc. (a)	114	3,641
Diodes, Inc. (a)	171	15,491
DSP Group, Inc. (a)	333	7,296
Enphase Energy, Inc. (a)	121	18,146
First Solar, Inc. (a)	540	51,548
FormFactor, Inc. (a)	315	11,759
Ichor Holdings, Ltd. (a)	125	5,136
Intel Corp.	34,033	1,813,278
KLA Corp.	329	110,054
Kulicke & Soffa Industries, Inc.	165	9,616
Lam Research Corp.	301	171,314
MaxLinear, Inc. (a)	327	16,105
Microchip Technology, Inc.	577	88,564
Micron Technology, Inc.	6,597	468,255
MKS Instruments, Inc.	170	25,655
Monolithic Power Systems, Inc.	26	12,602
NVIDIA Corp.	2,151	445,601
NXP Semiconductors NV	659	129,078
Onto Innovation, Inc. (a)	153	11,054
Photronics, Inc. (a)	864	11,776
Power Integrations, Inc.	87	8,612
Qorvo, Inc. (a)	396	66,207
QUALCOMM, Inc.	2,802	361,402
Rambus, Inc. (a)	702	15,584
Semtech Corp. (a)	167	13,021
Silicon Laboratories, Inc. (a)	154	21,585
Skyworks Solutions, Inc.	468	77,117
SMART Global Holdings, Inc. (a)	168	7,476
SolarEdge Technologies, Inc. (a)	50	13,261
Synaptics, Inc. (a)	118	21,208
Teradyne, Inc.	333	36,354
Texas Instruments, Inc.	2,496	479,756
Ultra Clean Holdings, Inc. (a)	171	7,285
Universal Display Corp.	6	1,026
Veeco Instruments, Inc. (a)	172	3,820
Wolfspeed, Inc. (a)	154	12,433
Xilinx, Inc.	609	91,953
		6,091,464
SOFTWARE — 3.0%
ACI Worldwide, Inc. (a)	533	16,379
Adobe, Inc. (a)	686	394,944
Agilysys, Inc. (a)	27	1,414
Alarm.com Holdings, Inc. (a)	120	9,383
ANSYS, Inc. (a)	193	65,707
Security Description	Shares	Value
Autodesk, Inc. (a)	298	$84,981
Blackbaud, Inc. (a)	158	11,115
Bottomline Technologies DE, Inc. (a)	157	6,167
Cadence Design Systems, Inc. (a)	592	89,652
CDK Global, Inc.	416	17,701
Ceridian HCM Holding, Inc. (a)	170	19,145
Citrix Systems, Inc.	322	34,573
CommVault Systems, Inc. (a)	161	12,125
Ebix, Inc.	294	7,917
Fair Isaac Corp. (a)	24	9,550
Fortinet, Inc. (a)	290	84,692
InterDigital, Inc.	169	11,462
Intuit, Inc.	242	130,561
J2 Global, Inc. (a)	164	22,406
LivePerson, Inc. (a) (d)	158	9,314
Manhattan Associates, Inc. (a)	104	15,915
Microsoft Corp.	10,821	3,050,656
NCR Corp. (a) (d)	1,070	41,473
NortonLifeLock, Inc.	4,263	107,854
OneSpan, Inc. (a)	153	2,873
Oracle Corp.	12,143	1,058,020
Paycom Software, Inc. (a)	70	34,703
Paylocity Holding Corp. (a)	54	15,142
Progress Software Corp.	157	7,723
PTC, Inc. (a)	171	20,484
Qualys, Inc. (a)	91	10,127
salesforce.com, Inc. (a)	2,063	559,527
ServiceNow, Inc. (a)	164	102,052
SPS Commerce, Inc. (a)	96	15,486
Synopsys, Inc. (a)	328	98,206
Teradata Corp. (a)	334	19,155
Tyler Technologies, Inc. (a)	63	28,895
Vonage Holdings Corp. (a)	864	13,928
Xperi Holding Corp.	758	14,281
		6,255,688
SPECIALTY RETAIL — 2.2%
Aaron's Co., Inc.	831	22,886
Abercrombie & Fitch Co. Class A (a)	767	28,862
Advance Auto Parts, Inc.	402	83,974
American Eagle Outfitters, Inc. (d)	1,014	26,161
Asbury Automotive Group, Inc. (a)	256	50,365
AutoNation, Inc. (a)	1,066	129,796
AutoZone, Inc. (a)	95	161,309
Barnes & Noble Education, Inc. (a)	865	8,641
Bath & Body Works, Inc.	1,955	123,224
Bed Bath & Beyond, Inc. (a)	2,599	44,898
Best Buy Co., Inc.	2,795	295,459
Boot Barn Holdings, Inc. (a)	117	10,398
Buckle, Inc.	426	16,865
Caleres, Inc.	918	20,398
CarMax, Inc. (a)	978	125,145
Cato Corp. Class A	481	7,956
Chico's FAS, Inc. (a)	1,881	8,446
Children's Place, Inc. (a)	172	12,945

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Conn's, Inc. (a)	694	$15,844
Designer Brands, Inc. Class A (a)	1,847	25,729
Dick's Sporting Goods, Inc.	1,601	191,752
Five Below, Inc. (a)	158	27,936
Foot Locker, Inc.	1,132	51,687
GameStop Corp. Class A (a)	172	30,181
Gap, Inc.	4,993	113,341
Genesco, Inc. (a)	343	19,801
Group 1 Automotive, Inc.	421	79,098
Guess?, Inc.	1,013	21,283
Haverty Furniture Cos., Inc.	167	5,630
Hibbett, Inc.	180	12,733
Home Depot, Inc.	3,242	1,064,219
Lithia Motors, Inc.	243	77,041
Lowe's Cos., Inc.	2,567	520,742
Lumber Liquidators Holdings, Inc. (a)	256	4,782
MarineMax, Inc. (a)	318	15,429
Monro, Inc.	161	9,259
Murphy USA, Inc.	607	101,527
ODP Corp. (a)	1,306	52,449
O'Reilly Automotive, Inc. (a)	251	153,376
Rent-A-Center, Inc.	340	19,111
RH (a)	55	36,680
Ross Stores, Inc.	1,027	111,789
Sally Beauty Holdings, Inc. (a)	1,426	24,028
Shoe Carnival, Inc.	238	7,716
Signet Jewelers, Ltd.	1,348	106,438
Sleep Number Corp. (a)	142	13,274
Sonic Automotive, Inc. Class A (d)	515	27,058
TJX Cos., Inc.	4,034	266,163
Tractor Supply Co.	403	81,652
Ulta Beauty, Inc. (a)	191	68,936
Urban Outfitters, Inc. (a)	863	25,622
Victoria's Secret & Co. (a)	651	35,974
Williams-Sonoma, Inc.	250	44,333
Zumiez, Inc. (a)	270	10,735
		4,651,076
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
3D Systems Corp. (a)	180	4,963
Apple, Inc.	30,825	4,361,737
Diebold Nixdorf, Inc. (a)	991	10,019
Hewlett Packard Enterprise Co.	31,659	451,141
HP, Inc.	12,682	346,979
NetApp, Inc.	1,315	118,034
Seagate Technology Holdings PLC	1,702	140,449
Western Digital Corp. (a)	2,232	125,974
Xerox Holdings Corp.	3,356	67,691
		5,626,987
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	1,021	49,427
Carter's, Inc.	314	30,533
Columbia Sportswear Co.	266	25,493
Crocs, Inc. (a)	178	25,539
Security Description	Shares	Value
Deckers Outdoor Corp. (a)	86	$30,977
Fossil Group, Inc. (a)	1,185	14,042
G-III Apparel Group, Ltd. (a)	1,191	33,705
Hanesbrands, Inc.	2,581	44,290
Kontoor Brands, Inc. (d)	402	20,080
Movado Group, Inc.	164	5,164
NIKE, Inc. Class B	2,730	396,478
Oxford Industries, Inc.	159	14,337
PVH Corp. (a)	744	76,476
Ralph Lauren Corp.	488	54,188
Skechers U.S.A., Inc. Class A (a)	988	41,615
Steven Madden, Ltd.	332	13,333
Tapestry, Inc.	1,190	44,054
Under Armour, Inc. Class A (a)	617	12,451
Under Armour, Inc. Class C (a)	886	15,523
Unifi, Inc. (a)	164	3,597
Vera Bradley, Inc. (a)	1,018	9,579
VF Corp.	1,408	94,322
Wolverine World Wide, Inc.	473	14,114
		1,069,317
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	330	17,008
Capitol Federal Financial, Inc.	1,064	12,225
Essent Group, Ltd.	925	40,709
Flagstar Bancorp, Inc.	482	24,476
HomeStreet, Inc.	172	7,078
Meta Financial Group, Inc.	487	25,558
MGIC Investment Corp.	4,239	63,415
Mr Cooper Group, Inc. (a)	2,104	86,622
New York Community Bancorp, Inc.	5,835	75,096
NMI Holdings, Inc. Class A (a)	614	13,883
Northfield Bancorp, Inc.	533	9,146
Northwest Bancshares, Inc.	1,012	13,439
Provident Financial Services, Inc.	865	20,302
TrustCo Bank Corp.	339	10,838
Walker & Dunlop, Inc.	165	18,728
Washington Federal, Inc.	1,015	34,825
WSFS Financial Corp.	313	16,060
		489,408
TOBACCO — 0.9%
Altria Group, Inc.	15,577	709,065
Philip Morris International, Inc.	11,463	1,086,578
Universal Corp.	593	28,660
Vector Group, Ltd.	1,872	23,868
		1,848,171
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	333	30,013
Boise Cascade Co.	476	25,695
DXP Enterprises, Inc. (a)	321	9,492
Fastenal Co.	1,913	98,730
GATX Corp.	329	29,465
GMS, Inc. (a)	456	19,973

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	489	$39,213
NOW, Inc. (a)	3,213	24,579
United Rentals, Inc. (a)	443	155,462
Univar Solutions, Inc. (a)	2,141	50,999
Veritiv Corp. (a)	319	28,570
W.W. Grainger, Inc.	269	105,733
Watsco, Inc.	205	54,247
		672,171
WATER UTILITIES — 0.1%
American States Water Co.	157	13,426
American Water Works Co., Inc.	600	101,424
California Water Service Group	161	9,488
Essential Utilities, Inc.	910	41,933
		166,271
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	203	6,411
Telephone & Data Systems, Inc.	2,440	47,580
T-Mobile US, Inc. (a)	4,911	627,429
		681,420
TOTAL COMMON STOCKS (Cost $201,831,003)		210,426,737
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (d)	62	362
TOTAL WARRANTS (Cost $0)		362
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	249,530	249,580
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	145,006	$145,006
TOTAL SHORT-TERM INVESTMENTS (Cost $394,586)		394,586
TOTAL INVESTMENTS — 100.0% (Cost $202,225,589)		210,821,685
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		16,262
NET ASSETS — 100.0%		$210,837,947
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at September 30, 2021.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$210,426,737	$—	$—	$210,426,737
Warrants	362	—	—	362
Short-Term Investments	394,586	—	—	394,586
TOTAL INVESTMENTS	$210,821,685	$—	$—	$210,821,685
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	4,428	$364,336	$42,843	$27,833	$4,905	$5,037	4,595	$389,288	$2,619
State Street Institutional Liquid Reserves Fund, Premier Class	323,676	323,773	2,015,785	2,089,935	(43)	—	249,530	249,580	30
State Street Navigator Securities Lending Portfolio II	267,714	267,714	742,627	865,335	—	—	145,006	145,006	204
Total		$955,823	$2,801,255	$2,983,103	$4,862	$5,037		$783,874	$2,853
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	102,592	$17,955,652
Curtiss-Wright Corp.	23,617	2,979,993
Mercury Systems, Inc. (a)	87,748	4,161,010
		25,096,655
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a)	80,044	6,278,651
AUTO COMPONENTS — 1.1%
Fox Factory Holding Corp. (a)	65,803	9,511,166
Gentex Corp.	216,429	7,137,828
Visteon Corp. (a)	20,972	1,979,547
		18,628,541
BANKS — 1.8%
Commerce Bancshares, Inc.	79,644	5,549,594
First Financial Bankshares, Inc.	128,050	5,883,897
Glacier Bancorp, Inc.	84,588	4,681,946
PacWest Bancorp	51,303	2,325,052
Signature Bank	33,145	9,024,721
Umpqua Holdings Corp.	147,848	2,993,922
		30,459,132
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	14,622	7,453,565
BIOTECHNOLOGY — 3.2%
Arrowhead Pharmaceuticals, Inc. (a)	162,810	10,164,228
Emergent BioSolutions, Inc. (a)	74,609	3,735,673
Exelixis, Inc. (a)	491,970	10,400,246
Halozyme Therapeutics, Inc. (a)	222,301	9,043,205
Neurocrine Biosciences, Inc. (a)	147,832	14,178,567
United Therapeutics Corp. (a)	29,466	5,438,834
		52,960,753
BUILDING PRODUCTS — 3.1%
Builders FirstSource, Inc. (a)	158,561	8,203,946
Carlisle Cos., Inc.	47,209	9,384,677
Lennox International, Inc.	31,547	9,280,181
Simpson Manufacturing Co., Inc.	67,858	7,258,771
Trex Co., Inc. (a)	180,184	18,366,155
		52,493,730
CAPITAL MARKETS — 2.9%
Evercore, Inc. Class A	39,001	5,213,264
FactSet Research Systems, Inc.	59,000	23,292,020
Federated Hermes, Inc.	62,508	2,031,510
Interactive Brokers Group, Inc. Class A	136,446	8,506,043
SEI Investments Co.	85,360	5,061,848
Stifel Financial Corp.	68,704	4,669,124
		48,773,809
CHEMICALS — 2.2%
Ashland Global Holdings, Inc.	31,723	2,827,154
Security Description	Shares	Value
Chemours Co.	116,094	$3,373,692
Ingevity Corp. (a)	30,249	2,158,871
NewMarket Corp.	4,282	1,450,613
RPM International, Inc.	125,619	9,754,315
Scotts Miracle-Gro Co.	63,579	9,305,422
Sensient Technologies Corp.	31,573	2,875,669
Valvoline, Inc.	169,362	5,280,707
		37,026,443
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brink's Co.	29,569	1,871,718
Clean Harbors, Inc. (a)	30,446	3,162,426
IAA, Inc. (a)	210,535	11,488,895
MSA Safety, Inc.	56,959	8,298,926
Stericycle, Inc. (a)	55,953	3,803,126
Tetra Tech, Inc.	84,454	12,612,360
		41,237,451
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	89,382	4,589,766
Lumentum Holdings, Inc. (a) (b)	118,517	9,900,910
		14,490,676
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	13,592	3,195,751
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	40,505	5,312,636
CONSUMER FINANCE — 0.8%
LendingTree, Inc. (a)	17,910	2,504,355
Prog Holdings, Inc.	47,765	2,006,608
SLM Corp.	477,566	8,405,162
		12,916,125
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	62,858	7,502,102
Silgan Holdings, Inc.	57,611	2,209,958
		9,712,060
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	26,151	2,300,242
Service Corp. International	156,994	9,460,458
		11,760,700
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Iridium Communications, Inc. (a)	125,734	5,010,500
ELECTRIC UTILITIES — 0.2%
PNM Resources, Inc.	52,282	2,586,913
ELECTRICAL EQUIPMENT — 1.8%
EnerSys	32,506	2,419,747
Hubbell, Inc.	50,985	9,211,460
Regal Beloit Corp.	31,790	4,779,308
Sunrun, Inc. (a) (b)	321,587	14,149,828
		30,560,343

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Cognex Corp.	275,974	$22,138,634
Coherent, Inc. (a)	13,001	3,251,420
II-VI, Inc. (a) (b)	163,778	9,721,862
Littelfuse, Inc.	38,446	10,506,139
National Instruments Corp.	93,448	3,665,965
		49,284,020
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	129,261	2,890,276
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	40,890	2,300,471
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.7%
American Campus Communities, Inc. REIT	84,717	4,104,539
Camden Property Trust REIT	73,841	10,889,332
CoreSite Realty Corp. REIT	44,200	6,123,468
CyrusOne, Inc. REIT	193,697	14,994,085
EastGroup Properties, Inc. REIT	36,633	6,104,157
First Industrial Realty Trust, Inc. REIT	102,857	5,356,792
Healthcare Realty Trust, Inc. REIT	90,884	2,706,525
Lamar Advertising Co. Class A REIT	67,728	7,683,742
Life Storage, Inc. REIT	63,589	7,296,202
Medical Properties Trust, Inc. REIT	362,784	7,281,075
National Storage Affiliates Trust REIT	77,656	4,099,460
PotlatchDeltic Corp. REIT	39,823	2,054,070
PS Business Parks, Inc. REIT	14,398	2,256,742
Rayonier, Inc. REIT	88,329	3,151,579
Rexford Industrial Realty, Inc. REIT	126,869	7,199,816
STORE Capital Corp. REIT	141,334	4,526,928
		95,828,512
FOOD & STAPLES RETAILING — 0.4%
Casey's General Stores, Inc.	21,974	4,141,000
Grocery Outlet Holding Corp. (a) (b)	84,468	1,821,975
		5,962,975
FOOD PRODUCTS — 1.7%
Darling Ingredients, Inc. (a)	253,095	18,197,530
Flowers Foods, Inc.	121,275	2,865,728
Hain Celestial Group, Inc. (a) (b)	81,106	3,469,715
Lancaster Colony Corp.	17,925	3,025,919
Tootsie Roll Industries, Inc. (b)	11,150	339,295
		27,898,187
HEALTH CARE EQUIPMENT & SUPPLIES — 5.5%
Globus Medical, Inc. Class A (a)	122,244	9,366,335
Haemonetics Corp. (a)	43,788	3,090,995
Security Description	Shares	Value
Hill-Rom Holdings, Inc.	43,189	$6,478,350
ICU Medical, Inc. (a)	15,856	3,700,473
Integra LifeSciences Holdings Corp. (a)	56,784	3,888,568
Masimo Corp. (a)	79,072	21,405,581
Neogen Corp. (a)	100,673	4,372,228
Penumbra, Inc. (a)	53,667	14,302,256
Quidel Corp. (a) (b)	59,199	8,355,939
STAAR Surgical Co. (a)	74,003	9,511,606
Tandem Diabetes Care, Inc. (a)	61,052	7,288,388
		91,760,719
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	53,293	3,399,028
Amedisys, Inc. (a)	50,978	7,600,820
Chemed Corp.	24,562	11,424,277
Encompass Health Corp.	87,049	6,532,157
HealthEquity, Inc. (a)	130,185	8,430,781
LHC Group, Inc. (a)	49,487	7,765,005
Molina Healthcare, Inc. (a)	49,237	13,358,490
Option Care Health, Inc. (a)	109,210	2,649,435
Progyny, Inc. (a)	53,789	3,012,184
R1 RCM, Inc. (a)	209,030	4,600,750
		68,772,927
HOTELS, RESTAURANTS & LEISURE — 4.3%
Boyd Gaming Corp. (a)	69,054	4,368,356
Choice Hotels International, Inc.	27,192	3,436,253
Churchill Downs, Inc.	54,156	13,001,773
Jack in the Box, Inc.	33,867	3,296,275
Papa John's International, Inc.	50,846	6,456,934
Scientific Games Corp. Class A (a)	87,328	7,254,337
Six Flags Entertainment Corp. (a)	45,828	1,947,690
Texas Roadhouse, Inc.	109,018	9,956,614
Travel + Leisure Co.	52,597	2,868,114
Wendy's Co.	278,333	6,034,259
Wingstop, Inc.	46,420	7,609,631
Wyndham Hotels & Resorts, Inc.	78,843	6,085,891
		72,316,127
HOUSEHOLD DURABLES — 2.2%
Helen of Troy, Ltd. (a)	37,593	8,446,395
Tempur Sealy International, Inc.	306,901	14,243,276
Toll Brothers, Inc.	79,673	4,405,120
TopBuild Corp. (a)	51,419	10,531,125
		37,625,916
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	46,196	1,803,954
INSURANCE — 1.8%
Brighthouse Financial, Inc. (a)	129,818	5,871,668
Kinsale Capital Group, Inc.	33,443	5,407,733
Primerica, Inc.	61,654	9,471,904
RenaissanceRe Holdings, Ltd.	41,961	5,849,364

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
RLI Corp.	36,716	$3,681,513
		30,282,182
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc. (a)	56,876	1,925,253
Yelp, Inc. (a)	55,069	2,050,769
		3,976,022
IT SERVICES — 1.8%
Concentrix Corp.	32,065	5,675,505
Genpact, Ltd.	164,506	7,815,680
LiveRamp Holdings, Inc. (a)	56,190	2,653,854
MAXIMUS, Inc.	59,484	4,949,069
Sabre Corp. (a) (b)	181,424	2,148,060
WEX, Inc. (a)	40,611	7,153,221
		30,395,389
LEISURE EQUIPMENT & PRODUCTS — 2.2%
Brunswick Corp.	66,557	6,340,885
Callaway Golf Co. (a) (b)	106,112	2,931,875
Mattel, Inc. (a)	544,978	10,114,792
Polaris, Inc.	41,839	5,006,455
YETI Holdings, Inc. (a)	136,557	11,701,569
		36,095,576
LIFE SCIENCES TOOLS & SERVICES — 2.7%
Medpace Holdings, Inc. (a)	44,751	8,470,469
Repligen Corp. (a)	79,887	23,086,544
Syneos Health, Inc. (a)	161,597	14,136,506
		45,693,519
MACHINERY — 5.9%
AGCO Corp.	40,509	4,963,568
Donaldson Co., Inc.	98,058	5,629,510
Graco, Inc.	265,049	18,545,478
ITT, Inc.	60,521	5,195,123
Lincoln Electric Holdings, Inc.	92,743	11,944,371
Middleby Corp. (a)	52,971	9,032,085
Nordson Corp.	53,224	12,675,296
Terex Corp.	41,395	1,742,729
Timken Co.	108,404	7,091,790
Toro Co.	167,245	16,291,335
Woodward, Inc.	51,635	5,845,082
		98,956,367
MEDIA — 1.8%
Cable One, Inc. (b)	7,730	14,015,495
New York Times Co. Class A	260,989	12,858,928
TEGNA, Inc.	138,139	2,724,101
		29,598,524
METALS & MINING — 1.4%
Cleveland-Cliffs, Inc. (a) (b)	710,211	14,069,280
Compass Minerals International, Inc.	25,484	1,641,170
Royal Gold, Inc.	59,444	5,676,307
Worthington Industries, Inc. (b)	29,959	1,578,839
		22,965,596
Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	94,786	$5,713,700
OIL, GAS & CONSUMABLE FUELS — 1.6%
Antero Midstream Corp. (b)	507,008	5,283,023
Cimarex Energy Co.	77,081	6,721,463
CNX Resources Corp. (a)	340,381	4,295,608
EQT Corp. (a)	179,419	3,670,913
Equitrans Midstream Corp.	285,748	2,897,485
Targa Resources Corp.	82,142	4,042,208
		26,910,700
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	81,789	5,019,391
PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc. Class A	43,031	1,741,465
PHARMACEUTICALS — 0.9%
Jazz Pharmaceuticals PLC (a)	95,521	12,437,790
Nektar Therapeutics (a)	109,072	1,958,933
		14,396,723
PROFESSIONAL SERVICES — 1.8%
ASGN, Inc. (a)	82,615	9,347,061
CACI International, Inc. Class A (a)	15,822	4,146,946
FTI Consulting, Inc. (a)	53,563	7,214,936
Insperity, Inc.	56,081	6,210,410
Science Applications International Corp.	35,331	3,022,921
		29,942,274
ROAD & RAIL — 2.2%
Knight-Swift Transportation Holdings, Inc.	259,198	13,257,978
Landstar System, Inc.	37,634	5,939,398
Saia, Inc. (a)	41,174	9,800,647
Werner Enterprises, Inc.	44,368	1,964,171
XPO Logistics, Inc. (a)	80,044	6,369,902
		37,332,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Amkor Technology, Inc.	46,959	1,171,627
Brooks Automation, Inc.	116,026	11,875,261
Cirrus Logic, Inc. (a)	38,688	3,185,957
CMC Materials, Inc.	45,672	5,628,161
First Solar, Inc. (a)	154,414	14,740,360
Lattice Semiconductor Corp. (a)	212,960	13,767,864
MKS Instruments, Inc.	86,604	13,069,410
Semtech Corp. (a)	101,424	7,908,029
Silicon Laboratories, Inc. (a)	37,474	5,252,356
SolarEdge Technologies, Inc. (a)	81,665	21,659,191
Synaptics, Inc. (a)	26,376	4,740,559
Universal Display Corp.	67,669	11,568,692

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Wolfspeed, Inc. (a)	180,285	$14,554,408
		129,121,875
SOFTWARE — 7.1%
ACI Worldwide, Inc. (a)	99,114	3,045,773
Aspen Technology, Inc. (a)	73,190	8,987,732
Blackbaud, Inc. (a)	29,581	2,081,023
CDK Global, Inc.	95,062	4,044,888
Cerence, Inc. (a) (b)	59,344	5,703,552
CommVault Systems, Inc. (a)	35,068	2,640,971
Digital Turbine, Inc. (a) (b)	136,532	9,386,575
Envestnet, Inc. (a) (b)	52,783	4,235,308
Fair Isaac Corp. (a)	44,343	17,645,410
J2 Global, Inc. (a)	47,450	6,482,619
Manhattan Associates, Inc. (a)	98,972	15,145,685
Mimecast, Ltd. (a)	95,504	6,074,055
Paylocity Holding Corp. (a)	61,402	17,217,121
Qualys, Inc. (a)	52,297	5,820,133
SailPoint Technologies Holding, Inc. (a) (b)	145,102	6,221,974
Teradata Corp. (a)	63,052	3,616,032
		118,348,851
SPECIALTY RETAIL — 4.8%
Five Below, Inc. (a)	87,495	15,469,991
GameStop Corp. Class A (a)	45,638	8,008,100
Lithia Motors, Inc.	47,208	14,966,824
RH (a)	26,650	17,773,152
Victoria's Secret & Co. (a)	65,634	3,626,935
Williams-Sonoma, Inc.	117,337	20,807,370
		80,652,372
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Columbia Sportswear Co.	22,977	2,202,116
Crocs, Inc. (a)	97,392	13,973,804
Deckers Outdoor Corp. (a)	43,243	15,576,128
		31,752,048
THRIFTS & MORTGAGE FINANCE — 0.2%
Essent Group, Ltd.	87,388	3,845,946
TRADING COMPANIES & DISTRIBUTORS — 0.7%
MSC Industrial Direct Co., Inc. Class A	36,677	2,941,129
Security Description	Shares	Value
Watsco, Inc.	31,959	$8,456,990
		11,398,119
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	174,678	8,049,162
TOTAL COMMON STOCKS (Cost $1,491,482,113)		1,674,586,415
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	893,344	893,522
State Street Navigator Securities Lending Portfolio II (e) (f)	18,024,798	18,024,798
TOTAL SHORT-TERM INVESTMENTS (Cost $18,918,320)		18,918,320
TOTAL INVESTMENTS — 101.1% (Cost $1,510,400,433)		1,693,504,735
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(18,426,295)
NET ASSETS — 100.0%		$1,675,078,440
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,674,586,415	$—	$—	$1,674,586,415
Short-Term Investments	18,918,320	—	—	18,918,320
TOTAL INVESTMENTS	$1,693,504,735	$—	$—	$1,693,504,735
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	920,301	$920,577	$19,916,514	$19,944,392	$823	$—	893,344	$893,522	$129
State Street Navigator Securities Lending Portfolio II	29,341,733	29,341,733	85,653,156	96,970,091	—	—	18,024,798	18,024,798	9,257
Total		$30,262,310	$105,569,670	$116,914,483	$823	$—		$18,918,320	$9,386
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Curtiss-Wright Corp.	30,068	$3,793,980
Hexcel Corp. (a)	97,358	5,782,092
		9,576,072
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	53,979	4,234,113
AIRLINES — 0.4%
JetBlue Airways Corp. (a)	370,421	5,663,737
AUTO COMPONENTS — 2.1%
Adient PLC (a)	109,603	4,543,044
Dana, Inc.	169,704	3,774,217
Gentex Corp.	114,471	3,775,254
Goodyear Tire & Rubber Co. (a)	324,162	5,737,667
Lear Corp.	69,146	10,819,966
Visteon Corp. (a)	16,764	1,582,354
		30,232,502
AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	175,521	6,425,824
Thor Industries, Inc.	63,169	7,754,626
		14,180,450
BANKS — 11.6%
Associated Banc-Corp.	179,375	3,842,213
BancorpSouth Bank	123,922	3,690,397
Bank of Hawaii Corp.	47,005	3,862,401
Bank OZK	140,506	6,038,948
Cathay General Bancorp	91,649	3,793,352
CIT Group, Inc.	115,191	5,984,172
Commerce Bancshares, Inc.	63,604	4,431,927
Cullen/Frost Bankers, Inc.	64,638	7,667,360
East West Bancorp, Inc.	164,078	12,722,608
First Financial Bankshares, Inc.	52,617	2,417,751
First Horizon Corp.	626,557	10,206,614
FNB Corp.	370,866	4,309,463
Fulton Financial Corp.	189,752	2,899,411
Glacier Bancorp, Inc.	62,292	3,447,862
Hancock Whitney Corp.	100,968	4,757,612
Home BancShares, Inc.	176,060	4,142,692
International Bancshares Corp.	60,670	2,526,299
PacWest Bancorp	98,798	4,477,525
Pinnacle Financial Partners, Inc.	86,813	8,167,367
Prosperity Bancshares, Inc.	105,978	7,538,215
Signature Bank	45,632	12,424,681
Sterling Bancorp	223,772	5,585,349
Synovus Financial Corp.	167,005	7,329,849
Texas Capital Bancshares, Inc. (a)	59,223	3,554,564
UMB Financial Corp.	49,067	4,745,270
Umpqua Holdings Corp.	147,231	2,981,428
United Bankshares, Inc.	147,406	5,362,630
Valley National Bancorp	473,713	6,305,120
Webster Financial Corp.	105,077	5,722,493
Security Description	Shares	Value
Wintrust Financial Corp.	65,105	$5,232,489
		166,168,062
BIOTECHNOLOGY — 0.4%
United Therapeutics Corp. (a)	30,175	5,569,701
BUILDING PRODUCTS — 1.8%
Builders FirstSource, Inc. (a)	120,512	6,235,291
Carlisle Cos., Inc.	25,438	5,056,820
Lennox International, Inc.	16,006	4,708,485
Owens Corning	117,660	10,059,930
		26,060,526
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	47,006	7,102,137
Evercore, Inc. Class A	17,440	2,331,205
Federated Hermes, Inc.	63,843	2,074,898
Janus Henderson Group PLC	198,516	8,204,666
Jefferies Financial Group, Inc.	225,461	8,371,367
SEI Investments Co.	59,885	3,551,180
Stifel Financial Corp.	70,798	4,811,432
		36,446,885
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	40,900	3,645,008
Avient Corp.	106,361	4,929,832
Cabot Corp.	66,394	3,327,667
Chemours Co.	105,597	3,068,649
Ingevity Corp. (a)	23,583	1,683,119
Minerals Technologies, Inc.	39,132	2,732,979
NewMarket Corp.	5,294	1,793,448
Olin Corp.	164,753	7,949,332
RPM International, Inc.	57,190	4,440,803
Sensient Technologies Corp.	25,322	2,306,328
Valvoline, Inc.	84,692	2,640,697
		38,517,862
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brink's Co.	35,728	2,261,583
Clean Harbors, Inc. (a)	35,575	3,695,175
Herman Miller, Inc.	85,829	3,232,320
KAR Auction Services, Inc. (a)	135,934	2,227,958
Stericycle, Inc. (a)	63,895	4,342,943
		15,759,979
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	111,249	5,712,636
NetScout Systems, Inc. (a)	85,570	2,306,112
Viasat, Inc. (a)	83,590	4,603,301
		12,622,049
CONSTRUCTION & ENGINEERING — 2.2%
AECOM (a)	166,726	10,528,747
Dycom Industries, Inc. (a)	35,557	2,533,081
EMCOR Group, Inc.	61,263	7,068,525
Fluor Corp. (a) (b)	161,264	2,575,386
MasTec, Inc. (a)	66,151	5,707,508
Valmont Industries, Inc.	14,600	3,432,752
		31,845,999

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	18,715	$2,454,659
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	46,177	4,040,487
Navient Corp.	191,415	3,776,618
Prog Holdings, Inc.	42,291	1,776,645
		9,593,750
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	29,960	3,575,726
Greif, Inc. Class A	31,579	2,040,003
Silgan Holdings, Inc.	53,945	2,069,330
Sonoco Products Co.	112,106	6,679,276
		14,364,335
DIVERSIFIED CONSUMER SERVICES — 1.1%
Graham Holdings Co. Class B	4,745	2,795,564
Grand Canyon Education, Inc. (a)	32,463	2,855,445
H&R Block, Inc.	203,107	5,077,675
Service Corp. International	76,502	4,610,011
		15,338,695
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	58,687	2,338,677
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	61,183	3,641,612
Hawaiian Electric Industries, Inc.	126,838	5,178,796
IDACORP, Inc.	58,786	6,077,297
OGE Energy Corp.	228,292	7,524,504
PNM Resources, Inc.	61,344	3,035,301
		25,457,510
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	40,758	7,066,215
EnerSys	25,114	1,869,486
Hubbell, Inc.	25,227	4,557,762
nVent Electric PLC	194,988	6,303,962
Regal Beloit Corp.	23,414	3,520,061
		23,317,486
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arrow Electronics, Inc. (a)	81,967	9,204,074
Avnet, Inc.	115,515	4,270,590
Belden, Inc.	51,888	3,022,995
Coherent, Inc. (a)	18,848	4,713,696
Jabil, Inc.	166,379	9,711,542
National Instruments Corp.	84,878	3,329,764
SYNNEX Corp.	47,375	4,931,738
Vishay Intertechnology, Inc.	155,503	3,124,055
Vontier Corp.	192,651	6,473,074
		48,781,528
ENERGY EQUIPMENT & SERVICES — 0.6%
ChampionX Corp. (a)	135,838	3,037,338
Nov, Inc. (a)	445,631	5,842,222
		8,879,560
Security Description	Shares	Value
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A	22,927	$1,289,873
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.3%
American Campus Communities, Inc. REIT	98,381	4,766,559
Apartment Income REIT Corp.	179,058	8,739,821
Brixmor Property Group, Inc. REIT	338,758	7,489,939
Camden Property Trust REIT	61,272	9,035,782
CoreSite Realty Corp. REIT	17,949	2,486,655
Corporate Office Properties Trust REIT	131,600	3,550,568
Cousins Properties, Inc. REIT	169,572	6,323,340
Douglas Emmett, Inc. REIT	200,166	6,327,247
EastGroup Properties, Inc. REIT	19,588	3,263,948
EPR Properties REIT	85,922	4,242,828
First Industrial Realty Trust, Inc. REIT	73,454	3,825,484
Healthcare Realty Trust, Inc. REIT	98,175	2,923,652
Highwoods Properties, Inc. REIT	120,937	5,304,297
Hudson Pacific Properties, Inc. REIT	175,344	4,606,287
JBG SMITH Properties REIT	133,338	3,948,138
Kilroy Realty Corp. REIT	119,532	7,914,214
Lamar Advertising Co. Class A REIT	50,409	5,718,901
Life Storage, Inc. REIT	43,380	4,977,421
Macerich Co. REIT	242,972	4,060,062
Medical Properties Trust, Inc. REIT	419,353	8,416,415
National Retail Properties, Inc. REIT	200,274	8,649,834
National Storage Affiliates Trust REIT	35,312	1,864,121
Omega Healthcare Investors, Inc. REIT	274,946	8,237,382
Park Hotels & Resorts, Inc. REIT (a)	274,794	5,259,557
Pebblebrook Hotel Trust REIT	153,999	3,451,118
Physicians Realty Trust REIT	252,620	4,451,164
PotlatchDeltic Corp. REIT	48,576	2,505,550
PS Business Parks, Inc. REIT	12,601	1,975,081
Rayonier, Inc. REIT	97,677	3,485,115
Rexford Industrial Realty, Inc. REIT	64,490	3,659,808
Sabra Health Care REIT, Inc.	252,631	3,718,728
SL Green Realty Corp. REIT	76,564	5,423,794
Spirit Realty Capital, Inc. REIT	136,843	6,300,252
STORE Capital Corp. REIT	175,666	5,626,582
Urban Edge Properties REIT	127,355	2,331,870
		174,861,514

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	156,413	$8,590,202
Casey's General Stores, Inc.	26,163	4,930,417
Grocery Outlet Holding Corp. (a) (b)	39,470	851,368
Performance Food Group Co. (a)	175,266	8,142,859
Sprouts Farmers Market, Inc. (a)	130,231	3,017,452
		25,532,298
FOOD PRODUCTS — 1.9%
Flowers Foods, Inc.	140,640	3,323,323
Hain Celestial Group, Inc. (a)	35,483	1,517,963
Ingredion, Inc.	76,398	6,800,186
Lancaster Colony Corp.	9,487	1,601,500
Pilgrim's Pride Corp. (a)	56,259	1,636,012
Post Holdings, Inc. (a)	66,847	7,363,865
Sanderson Farms, Inc.	24,154	4,545,783
Tootsie Roll Industries, Inc. (b)	12,628	384,270
		27,172,902
GAS UTILITIES — 2.2%
National Fuel Gas Co.	104,020	5,463,130
New Jersey Resources Corp.	113,064	3,935,758
ONE Gas, Inc.	61,865	3,920,385
Southwest Gas Holdings, Inc. (a)	67,835	4,536,805
Spire, Inc.	60,004	3,671,045
UGI Corp.	238,491	10,164,486
		31,691,609
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Envista Holdings Corp. (a)	183,966	7,691,618
Haemonetics Corp. (a)	26,903	1,899,083
Hill-Rom Holdings, Inc.	43,578	6,536,700
ICU Medical, Inc. (a)	11,162	2,604,987
Integra LifeSciences Holdings Corp. (a)	41,550	2,845,344
LivaNova PLC (a)	61,141	4,841,756
Neogen Corp. (a)	49,721	2,159,383
NuVasive, Inc. (a)	59,948	3,587,888
Tandem Diabetes Care, Inc. (a)	27,316	3,260,984
		35,427,743
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)	64,008	4,082,430
Encompass Health Corp.	50,873	3,817,510
Molina Healthcare, Inc. (a)	30,591	8,299,644
Option Care Health, Inc. (a)	73,195	1,775,711
Patterson Cos., Inc.	99,055	2,985,518
Progyny, Inc. (a)	39,237	2,197,272
Tenet Healthcare Corp. (a)	122,108	8,112,855
		31,270,940
HOTELS, RESTAURANTS & LEISURE — 2.1%
Boyd Gaming Corp. (a)	43,372	2,743,713
Choice Hotels International, Inc.	17,595	2,223,480
Cracker Barrel Old Country Store, Inc.	27,225	3,807,144
Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	48,740	$7,668,264
Scientific Games Corp. Class A (a)	46,182	3,836,339
Six Flags Entertainment Corp. (a)	54,137	2,300,822
Travel + Leisure Co.	61,456	3,351,196
Wyndham Hotels & Resorts, Inc.	50,465	3,895,393
		29,826,351
HOUSEHOLD DURABLES — 1.0%
KB Home	103,230	4,017,712
Taylor Morrison Home Corp. (a)	142,898	3,683,910
Toll Brothers, Inc.	75,903	4,196,677
Tri Pointe Homes, Inc. (a)	129,810	2,728,606
		14,626,905
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	38,316	1,496,240
INSURANCE — 5.3%
Alleghany Corp. (a)	15,821	9,878,791
American Financial Group, Inc.	75,415	9,489,469
CNO Financial Group, Inc.	145,804	3,432,226
First American Financial Corp.	125,393	8,407,601
Hanover Insurance Group, Inc.	40,756	5,282,793
Kemper Corp.	68,221	4,556,481
Mercury General Corp.	30,567	1,701,665
Old Republic International Corp. (a)	324,295	7,500,943
Reinsurance Group of America, Inc.	77,524	8,625,320
RenaissanceRe Holdings, Ltd.	23,116	3,222,370
RLI Corp.	18,754	1,880,464
Selective Insurance Group, Inc.	68,534	5,176,373
Unum Group	233,123	5,842,062
		74,996,558
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	73,215	2,478,328
Yelp, Inc. (a)	39,575	1,473,773
		3,952,101
IT SERVICES — 1.7%
Alliance Data Systems Corp.	56,797	5,730,249
Concentrix Corp.	25,253	4,469,781
Genpact, Ltd.	76,872	3,652,189
LiveRamp Holdings, Inc. (a)	37,519	1,772,022
MAXIMUS, Inc.	27,070	2,252,224
Sabre Corp. (a) (b)	237,197	2,808,413
WEX, Inc. (a)	22,043	3,882,654
		24,567,532
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	39,739	3,785,934
Callaway Golf Co. (a)	58,401	1,613,620
Polaris, Inc.	34,456	4,123,005
		9,522,559

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MACHINERY — 4.3%
AGCO Corp.	41,672	$5,106,070
Colfax Corp. (a)	147,781	6,783,148
Crane Co.	58,069	5,505,522
Donaldson Co., Inc.	73,335	4,210,162
Flowserve Corp.	148,616	5,152,517
ITT, Inc.	54,029	4,637,849
Kennametal, Inc.	97,805	3,347,865
Middleby Corp. (a)	25,203	4,297,364
Nordson Corp.	22,785	5,426,248
Oshkosh Corp.	78,278	8,013,319
Terex Corp.	51,022	2,148,026
Trinity Industries, Inc.	95,156	2,585,388
Woodward, Inc.	34,854	3,945,473
		61,158,951
MARINE — 0.2%
Kirby Corp. (a)	69,851	3,350,054
MEDIA — 0.4%
John Wiley & Sons, Inc. Class A	51,013	2,663,389
TEGNA, Inc.	154,070	3,038,260
		5,701,649
METALS & MINING — 2.8%
Commercial Metals Co.	140,395	4,276,432
Compass Minerals International, Inc.	20,384	1,312,730
Reliance Steel & Aluminum Co.	72,418	10,313,772
Royal Gold, Inc.	32,321	3,086,332
Steel Dynamics, Inc.	224,111	13,106,011
United States Steel Corp. (b)	308,083	6,768,583
Worthington Industries, Inc.	15,987	842,515
		39,706,375
MULTI-UTILITIES — 1.0%
Black Hills Corp.	73,048	4,584,492
MDU Resources Group, Inc.	234,099	6,945,717
NorthWestern Corp.	59,415	3,404,480
		14,934,689
MULTILINE RETAIL — 0.8%
Kohl's Corp.	178,247	8,393,651
Nordstrom, Inc. (a)	126,261	3,339,604
		11,733,255
OIL, GAS & CONSUMABLE FUELS — 2.6%
Cimarex Energy Co.	62,092	5,414,423
DTE Midstream LLC (a)	112,764	5,214,207
EQT Corp. (a)	215,463	4,408,373
Equitrans Midstream Corp.	258,892	2,625,165
HollyFrontier Corp.	170,530	5,649,659
Murphy Oil Corp.	168,856	4,216,334
Targa Resources Corp.	200,823	9,882,500
		37,410,661
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	48,850	2,997,925
Security Description	Shares	Value
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	384,470	$3,021,934
Nu Skin Enterprises, Inc. Class A	27,052	1,094,795
		4,116,729
PHARMACEUTICALS — 0.7%
Nektar Therapeutics (a)	130,748	2,348,234
Perrigo Co. PLC	152,557	7,220,523
		9,568,757
PROFESSIONAL SERVICES — 1.4%
CACI International, Inc. Class A (a)	15,530	4,070,413
KBR, Inc.	160,564	6,326,222
ManpowerGroup, Inc.	61,878	6,700,150
Science Applications International Corp.	40,992	3,507,275
		20,604,060
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc. (a)	58,202	14,439,334
ROAD & RAIL — 1.4%
Avis Budget Group, Inc. (a)	53,900	6,279,889
Landstar System, Inc.	16,558	2,613,184
Ryder System, Inc.	61,304	5,070,454
Werner Enterprises, Inc.	38,294	1,695,275
XPO Logistics, Inc. (a)	53,979	4,295,649
		19,954,451
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Amkor Technology, Inc.	79,987	1,995,676
Cirrus Logic, Inc. (a)	37,976	3,127,323
Silicon Laboratories, Inc. (a)	19,498	2,732,840
Synaptics, Inc. (a)	21,264	3,821,779
		11,677,618
SOFTWARE — 1.9%
ACI Worldwide, Inc. (a)	64,637	1,986,295
Aspen Technology, Inc. (a)	24,475	3,005,530
Blackbaud, Inc. (a)	26,421	1,858,717
CDK Global, Inc.	71,373	3,036,921
CommVault Systems, Inc. (a)	27,143	2,044,139
Envestnet, Inc. (a)	24,649	1,977,836
J2 Global, Inc. (a)	20,363	2,781,993
NCR Corp. (a)	152,140	5,896,947
Teradata Corp. (a)	80,177	4,598,151
		27,186,529
SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc. (b)	176,615	4,556,667
AutoNation, Inc. (a) (b)	49,777	6,060,847
Dick's Sporting Goods, Inc.	74,796	8,958,317
Foot Locker, Inc.	102,704	4,689,465
GameStop Corp. Class A (a)	37,592	6,596,268
Murphy USA, Inc.	27,103	4,533,248
Urban Outfitters, Inc. (a)	75,126	2,230,491

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Victoria's Secret & Co. (a)	37,680	$2,082,197
		39,707,500
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Holdings Corp.	156,778	3,162,212
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Capri Holdings, Ltd. (a)	173,393	8,393,955
Carter's, Inc.	50,240	4,885,338
Columbia Sportswear Co.	23,141	2,217,833
Skechers U.S.A., Inc. Class A (a)	153,896	6,482,100
		21,979,226
THRIFTS & MORTGAGE FINANCE — 1.3%
Essent Group, Ltd.	64,255	2,827,862
MGIC Investment Corp.	394,563	5,902,662
New York Community Bancorp, Inc.	530,426	6,826,583
Washington Federal, Inc.	77,460	2,657,653
		18,214,760
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	41,127	3,683,334
MSC Industrial Direct Co., Inc. Class A	27,633	2,215,890
Univar Solutions, Inc. (a)	196,930	4,690,873
Watsco, Inc.	14,570	3,855,513
		14,445,610
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	130,062	5,993,257
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	116,743	$2,276,489
TOTAL COMMON STOCKS (Cost $1,465,492,447)		1,423,959,353
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d) (Cost $1,122,317)	1,122,092	1,122,317
TOTAL INVESTMENTS — 99.9% (Cost $1,466,614,764)		1,425,081,670
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,576,848
NET ASSETS — 100.0%		$1,426,658,518
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,423,959,353	$—	$—	$1,423,959,353
Short-Term Investment	1,122,317	—	—	1,122,317
TOTAL INVESTMENTS	$1,425,081,670	$—	$—	$1,425,081,670
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,373,204	$2,373,916	$15,335,142	$16,586,667	$(74)	$—	1,122,092	$1,122,317	$178
State Street Navigator Securities Lending Portfolio II	5,542,107	5,542,107	19,461,030	25,003,137	—	—	—	—	1,947
Total		$7,916,023	$34,796,172	$41,589,804	$(74)	$—		$1,122,317	$2,125
See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
Howmet Aerospace, Inc.	4,812	$150,134
L3Harris Technologies, Inc.	2,415	531,880
TransDigm Group, Inc. (a)	602	375,991
		1,058,005
AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corp.	2,860	627,169
United Parcel Service, Inc. Class B	8,440	1,536,924
		2,164,093
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	1,500	87,900
American Airlines Group, Inc. (a)	7,453	152,936
Delta Air Lines, Inc. (a)	7,448	317,359
		558,195
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	3,200	476,704
BorgWarner, Inc.	2,803	121,118
		597,822
AUTOMOBILES — 2.8%
Ford Motor Co. (a)	46,195	654,121
General Motors Co. (a)	16,942	893,013
Tesla, Inc. (a)	9,533	7,392,651
		8,939,785
BANKS — 4.0%
Bank of America Corp.	87,547	3,716,370
Citigroup, Inc.	23,972	1,682,355
Comerica, Inc.	1,600	128,800
Fifth Third Bancorp	8,376	355,478
JPMorgan Chase & Co.	35,067	5,740,117
KeyCorp.	11,487	248,349
PNC Financial Services Group, Inc.	5,001	978,396
Regions Financial Corp.	11,310	241,016
		13,090,881
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	2,166	145,144
Coca-Cola Co.	45,772	2,401,657
Constellation Brands, Inc. Class A	1,985	418,219
Molson Coors Beverage Co. Class B	2,380	110,384
PepsiCo, Inc.	16,353	2,459,655
		5,535,059
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	20,865	2,250,708
Amgen, Inc.	6,756	1,436,663
Biogen, Inc. (a)	1,780	503,722
Gilead Sciences, Inc.	14,814	1,034,758
Incyte Corp. (a)	2,180	149,940
Regeneron Pharmaceuticals, Inc. (a)	1,256	760,106
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	2,974	$539,454
		6,675,351
BUILDING PRODUCTS — 0.3%
Johnson Controls International PLC	8,497	578,476
Trane Technologies PLC	2,860	493,779
		1,072,255
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	1,309	345,733
Bank of New York Mellon Corp.	9,513	493,154
BlackRock, Inc.	1,668	1,398,885
Cboe Global Markets, Inc.	1,260	156,063
Charles Schwab Corp.	17,646	1,285,335
CME Group, Inc.	4,208	813,743
Franklin Resources, Inc.	3,400	101,048
Goldman Sachs Group, Inc.	3,978	1,503,803
Intercontinental Exchange, Inc.	6,635	761,831
Invesco, Ltd.	4,660	112,353
MarketAxess Holdings, Inc.	423	177,952
Moody's Corp.	1,940	688,913
Morgan Stanley	17,232	1,676,846
MSCI, Inc.	973	591,915
Nasdaq, Inc.	1,296	250,154
Northern Trust Corp.	2,520	271,681
Raymond James Financial, Inc.	2,061	190,189
S&P Global, Inc.	2,773	1,178,220
State Street Corp. (b)	4,120	349,046
T Rowe Price Group, Inc.	2,607	512,797
		12,859,661
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	2,586	662,300
Albemarle Corp.	1,304	285,537
CF Industries Holdings, Inc.	2,520	140,666
Corteva, Inc.	8,794	370,052
Dow, Inc.	8,802	506,643
Eastman Chemical Co.	1,600	161,184
Ecolab, Inc.	2,935	612,300
FMC Corp.	1,600	146,496
International Flavors & Fragrances, Inc.	2,915	389,794
Linde PLC	6,064	1,779,056
LyondellBasell Industries NV Class A	3,012	282,676
Mosaic Co.	4,120	147,166
PPG Industries, Inc.	2,860	409,009
		5,892,879
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,055	401,596
Republic Services, Inc.	2,520	302,551
Waste Management, Inc.	4,557	680,634
		1,384,781
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	680	233,675
Cisco Systems, Inc.	49,758	2,708,328

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	4,023	$110,713
Motorola Solutions, Inc.	1,965	456,509
		3,509,225
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	719	245,668
CONSUMER FINANCE — 0.9%
American Express Co.	7,652	1,281,940
Capital One Financial Corp.	5,289	856,659
Discover Financial Services	3,592	441,277
Synchrony Financial	6,452	315,374
		2,895,250
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	3,880	349,084
International Paper Co.	4,574	255,778
Westrock Co.	3,300	164,439
		769,301
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	84,067	2,270,650
Verizon Communications, Inc.	48,815	2,636,498
		4,907,148
ELECTRIC UTILITIES — 1.1%
Edison International	4,494	249,282
Entergy Corp.	2,332	231,591
Eversource Energy	4,132	337,832
Exelon Corp.	11,592	560,357
FirstEnergy Corp.	6,420	228,681
NextEra Energy, Inc.	23,118	1,815,226
		3,422,969
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	2,713	336,439
Eaton Corp. PLC	4,600	686,826
Emerson Electric Co.	7,132	671,835
Rockwell Automation, Inc.	1,334	392,249
		2,087,349
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	7,072	517,883
Corning, Inc.	9,072	331,037
Keysight Technologies, Inc. (a)	2,180	358,152
TE Connectivity, Ltd.	3,937	540,235
Trimble, Inc. (a)	2,934	241,322
Zebra Technologies Corp. Class A (a)	652	336,054
		2,324,683
ENERGY EQUIPMENT & SERVICES — 0.2%
Halliburton Co.	10,541	227,896
Schlumberger NV	16,501	489,090
		716,986
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	9,072	702,082
Electronic Arts, Inc.	3,314	471,416
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	1,630	$148,542
Take-Two Interactive Software, Inc. (a)	1,284	197,826
Walt Disney Co. (a)	21,393	3,619,054
		5,138,920
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
American Tower Corp. REIT	5,363	1,423,394
AvalonBay Communities, Inc. REIT	1,633	361,938
Boston Properties, Inc. REIT	1,600	173,360
Digital Realty Trust, Inc. REIT	3,270	472,352
Duke Realty Corp. REIT	4,462	213,596
Equinix, Inc. REIT	1,034	816,994
Equity Residential REIT	4,120	333,390
Essex Property Trust, Inc. REIT	769	245,880
Extra Space Storage, Inc. REIT	1,530	257,025
Healthpeak Properties, Inc. REIT	6,400	214,272
Host Hotels & Resorts, Inc. REIT (a)	8,392	137,041
Iron Mountain, Inc. REIT	3,440	149,468
Kimco Realty Corp. REIT	7,095	147,221
Prologis, Inc. REIT	8,732	1,095,255
Realty Income Corp. REIT	4,464	289,535
Regency Centers Corp. REIT	1,944	130,890
Simon Property Group, Inc. REIT	3,923	509,872
Ventas, Inc. REIT	4,460	246,237
Vornado Realty Trust REIT	1,944	81,667
Welltower, Inc. REIT	4,852	399,805
Weyerhaeuser Co. REIT	8,794	312,803
		8,011,995
FOOD & STAPLES RETAILING — 1.1%
Kroger Co.	8,111	327,928
Sysco Corp.	6,060	475,710
Walmart, Inc.	16,729	2,331,688
Walgreens Boots Alliance, Inc.	8,454	397,760
		3,533,086
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	6,514	390,905
Campbell Soup Co.	2,486	103,940
Conagra Brands, Inc.	5,742	194,482
General Mills, Inc.	7,120	425,918
Hershey Co.	1,688	285,694
Hormel Foods Corp.	3,252	133,332
J.M. Smucker Co.	1,260	151,238
Kellogg Co.	2,922	186,774
Kraft Heinz Co.	7,662	282,115
McCormick & Co., Inc.	2,964	240,173
Mondelez International, Inc. Class A	16,636	967,882
Tyson Foods, Inc. Class A	3,540	279,448
		3,641,901
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	20,904	2,469,389
Baxter International, Inc.	5,934	477,272
Becton Dickinson and Co.	3,340	821,039

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Boston Scientific Corp. (a)	16,746	$726,609
Danaher Corp.	7,424	2,260,163
Edwards Lifesciences Corp. (a)	7,340	830,961
Hologic, Inc. (a)	3,034	223,939
IDEXX Laboratories, Inc. (a)	992	616,925
Medtronic PLC	15,882	1,990,809
West Pharmaceutical Services, Inc.	878	372,746
		10,789,852
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	1,686	201,393
Anthem, Inc.	2,837	1,057,634
Cardinal Health, Inc.	3,640	180,034
Cigna Corp.	4,091	818,855
CVS Health Corp.	15,498	1,315,160
DaVita, Inc. (a)	923	107,308
Henry Schein, Inc. (a)	1,700	129,472
Humana, Inc.	1,540	599,291
Laboratory Corp. of America Holdings (a)	1,160	326,470
McKesson Corp.	1,846	368,056
Quest Diagnostics, Inc.	1,455	211,426
UnitedHealth Group, Inc.	11,064	4,323,147
		9,638,246
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	486	1,153,701
Hilton Worldwide Holdings, Inc. (a)	3,273	432,396
Las Vegas Sands Corp. (a)	3,880	142,008
Marriott International, Inc. Class A (a)	3,160	467,964
McDonald's Corp.	8,800	2,121,768
MGM Resorts International	4,812	207,638
Royal Caribbean Cruises, Ltd. (a)	2,567	228,335
Starbucks Corp.	13,894	1,532,647
Yum! Brands, Inc.	3,582	438,114
		6,724,571
HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc.	1,700	76,228
Newell Brands, Inc.	4,660	103,172
PulteGroup, Inc.	3,138	144,097
Whirlpool Corp.	702	143,110
		466,607
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	10,054	759,881
Procter & Gamble Co.	28,673	4,008,486
		4,768,367
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	12,922	1,331,353
Roper Technologies, Inc.	1,260	562,124
		1,893,477
INSURANCE — 1.8%
Aflac, Inc.	7,488	390,349
Allstate Corp.	3,549	451,823
Security Description	Shares	Value
Arthur J Gallagher & Co.	2,337	$347,395
Assurant, Inc.	680	107,270
Chubb, Ltd.	5,254	911,464
Globe Life, Inc.	1,034	92,057
Hartford Financial Services Group, Inc.	4,174	293,224
Lincoln National Corp.	2,280	156,750
Marsh & McLennan Cos., Inc.	5,860	887,380
MetLife, Inc.	8,819	544,397
Principal Financial Group, Inc.	2,912	187,533
Progressive Corp.	6,846	618,810
Prudential Financial, Inc.	4,574	481,185
Travelers Cos., Inc.	2,946	447,821
		5,917,458
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A (a)	3,547	9,482,976
Alphabet, Inc. Class C (a)	3,327	8,867,486
		18,350,462
INTERNET & DIRECT MARKETING RETAIL — 5.5%
Amazon.com, Inc. (a)	5,120	16,819,405
eBay, Inc.	7,659	533,602
Etsy, Inc. (a)	1,530	318,179
		17,671,186
IT SERVICES — 3.3%
Accenture PLC Class A	7,502	2,400,040
Akamai Technologies, Inc. (a)	1,940	202,905
DXC Technology Co. (a)	3,114	104,661
Mastercard, Inc. Class A	10,222	3,553,985
Visa, Inc. Class A	19,823	4,415,573
		10,677,164
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	1,500	133,830
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	3,531	556,238
Bio-Rad Laboratories, Inc. Class A (a)	281	209,612
Illumina, Inc. (a)	1,717	696,432
Mettler-Toledo International, Inc. (a)	274	377,397
PerkinElmer, Inc.	1,260	218,345
Thermo Fisher Scientific, Inc.	4,632	2,646,401
Waters Corp. (a)	746	266,546
		4,970,971
MACHINERY — 1.9%
Caterpillar, Inc.	6,465	1,241,086
Cummins, Inc.	1,689	379,282
Deere & Co.	3,354	1,123,825
Dover Corp.	1,645	255,798
Fortive Corp.	3,970	280,163
IDEX Corp.	920	190,394
Illinois Tool Works, Inc.	3,440	710,807
Ingersoll Rand, Inc. (a)	4,464	225,030
PACCAR, Inc.	4,120	325,150
Parker-Hannifin Corp.	1,500	419,430

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Pentair PLC	2,040	$148,165
Snap-on, Inc.	680	142,086
Stanley Black & Decker, Inc.	1,940	340,101
Westinghouse Air Brake Technologies Corp.	2,131	183,714
Xylem, Inc.	2,180	269,622
		6,234,653
MEDIA — 1.5%
Charter Communications, Inc. Class A (a)	1,530	1,113,167
Comcast Corp. Class A	53,998	3,020,108
Discovery, Inc. Class A (a)	1,956	49,643
Discovery, Inc. Class C (a)	3,486	84,605
Interpublic Group of Cos., Inc.	4,564	167,362
News Corp. Class A	4,564	107,391
News Corp. Class B	1,404	32,615
Omnicom Group, Inc.	2,508	181,730
		4,756,621
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	17,273	561,891
Newmont Corp.	9,374	509,008
		1,070,899
MULTI-UTILITIES — 0.3%
Consolidated Edison, Inc.	4,075	295,804
Public Service Enterprise Group, Inc.	5,934	361,381
Sempra Energy	3,627	458,815
		1,116,000
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (a)	2,747	262,943
Target Corp.	5,828	1,333,271
		1,596,214
OIL, GAS & CONSUMABLE FUELS — 2.8%
APA Corp.	4,660	99,864
Chevron Corp.	22,711	2,304,031
ConocoPhillips	15,943	1,080,457
Devon Energy Corp.	7,072	251,127
Exxon Mobil Corp.	49,889	2,934,471
Hess Corp.	3,200	249,952
Kinder Morgan, Inc.	22,958	384,087
Marathon Petroleum Corp.	7,636	471,981
Occidental Petroleum Corp.	9,916	293,315
ONEOK, Inc.	5,192	301,084
Pioneer Natural Resources Co.	2,695	448,745
Williams Cos., Inc.	14,244	369,489
		9,188,603
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	26,445	1,564,751
Eli Lilly & Co.	9,378	2,166,787
Merck & Co., Inc.	29,837	2,241,057
Pfizer, Inc.	65,843	2,831,907
Security Description	Shares	Value
Viatris, Inc.	14,244	$193,006
		8,997,508
PROFESSIONAL SERVICES — 0.4%
IHS Markit, Ltd.	4,722	550,679
Leidos Holdings, Inc.	1,630	156,692
Nielsen Holdings PLC	4,446	85,319
Robert Half International, Inc.	1,304	130,830
Verisk Analytics, Inc.	1,940	388,524
		1,312,044
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,932	382,820
ROAD & RAIL — 0.9%
CSX Corp.	26,990	802,683
Norfolk Southern Corp.	2,985	714,161
Union Pacific Corp.	7,662	1,501,829
		3,018,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Micro Devices, Inc. (a)	14,251	1,466,428
Analog Devices, Inc.	6,322	1,058,809
Applied Materials, Inc.	10,845	1,396,077
Intel Corp.	47,905	2,552,378
KLA Corp.	1,740	582,047
Lam Research Corp.	1,684	958,449
Micron Technology, Inc.	13,169	934,736
NVIDIA Corp.	29,334	6,076,831
QUALCOMM, Inc.	13,351	1,722,012
Texas Instruments, Inc.	10,855	2,086,439
		18,834,206
SOFTWARE — 11.1%
Adobe, Inc. (a)	5,605	3,226,911
ANSYS, Inc. (a)	967	329,215
Autodesk, Inc. (a)	2,555	728,609
Intuit, Inc.	3,238	1,746,933
Microsoft Corp.	88,401	24,922,010
NortonLifeLock, Inc.	6,830	172,799
Oracle Corp.	19,435	1,693,372
salesforce.com, Inc. (a)	11,331	3,073,194
		35,893,043
SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	2,622	277,171
CarMax, Inc. (a)	1,956	250,290
Gap, Inc.	2,620	59,474
Home Depot, Inc.	12,464	4,091,433
Lowe's Cos., Inc.	8,359	1,695,707
TJX Cos., Inc.	14,199	936,850
		7,310,925
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.3%
Apple, Inc.	184,838	26,154,577
Hewlett Packard Enterprise Co.	15,371	219,037
HP, Inc.	13,763	376,555

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	2,294	$189,301
		26,939,470
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Hanesbrands, Inc.	4,320	74,131
NIKE, Inc. Class B	15,001	2,178,595
PVH Corp. (a)	920	94,567
Ralph Lauren Corp.	580	64,403
Tapestry, Inc.	3,222	119,279
Under Armour, Inc. Class A (a)	2,346	47,342
Under Armour, Inc. Class C (a)	2,401	42,066
VF Corp.	3,780	253,222
		2,873,605
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	6,792	350,535
United Rentals, Inc. (a)	820	287,763
W.W. Grainger, Inc.	468	183,952
		822,250
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,180	368,507
TOTAL COMMON STOCKS (Cost $299,857,422)		323,751,480
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e) (Cost $154,265)	154,235	154,265
TOTAL INVESTMENTS — 100.0% (Cost $300,011,687)		323,905,745
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		155,571
NET ASSETS — 100.0%		$324,061,316

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	12/17/2021	$190,200	$183,740	$(6,460)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$323,751,480	$—	$—	$323,751,480
Short-Term Investment	154,265	—	—	154,265
TOTAL INVESTMENTS	$323,905,745	$—	$—	$323,905,745
See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$(6,460)	$—	$—	$(6,460)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,460)	$—	$—	$(6,460)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	2,976	$244,865	$101,025	$—	$—	$3,156	4,120	$349,046	$1,548
State Street Institutional Liquid Reserves Fund, Premier Class	112,404	112,438	1,727,463	1,685,579	(54)	(3)	154,235	154,265	—
Total		$357,303	$1,828,488	$1,685,579	$(54)	$3,153		$503,311	$1,548
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
Boeing Co. (a)	18,038	$3,967,278
General Dynamics Corp.	7,477	1,465,716
Howmet Aerospace, Inc.	12,908	402,730
Huntington Ingalls Industries, Inc.	1,286	248,275
L3Harris Technologies, Inc.	6,580	1,449,179
Lockheed Martin Corp.	8,066	2,783,577
Northrop Grumman Corp.	4,914	1,769,777
Raytheon Technologies Corp.	49,376	4,244,361
Textron, Inc.	7,412	517,432
TransDigm Group, Inc. (a)	1,718	1,073,011
		17,921,336
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	4,421	384,627
Expeditors International of Washington, Inc.	5,592	666,175
FedEx Corp.	8,003	1,754,978
United Parcel Service, Inc. Class B	23,689	4,313,767
		7,119,547
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	4,123	241,608
American Airlines Group, Inc. (a)	21,128	433,546
Delta Air Lines, Inc. (a)	21,081	898,261
Southwest Airlines Co. (a)	19,539	1,004,891
United Airlines Holdings, Inc. (a)	10,554	502,054
		3,080,360
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	8,917	1,328,366
BorgWarner, Inc.	7,888	340,840
		1,669,206
AUTOMOBILES — 2.1%
Ford Motor Co. (a)	128,114	1,814,095
General Motors Co. (a)	47,534	2,505,517
Tesla, Inc. (a)	26,569	20,603,728
		24,923,340
BANKS — 4.5%
Bank of America Corp.	242,473	10,292,979
Citigroup, Inc.	66,363	4,657,355
Citizens Financial Group, Inc.	14,065	660,774
Comerica, Inc.	4,385	352,993
Fifth Third Bancorp	22,621	960,035
First Republic Bank	5,798	1,118,318
Huntington Bancshares, Inc.	48,659	752,268
JPMorgan Chase & Co.	97,846	16,016,412
KeyCorp.	31,312	676,965
M&T Bank Corp.	4,260	636,188
People's United Financial, Inc.	14,078	245,943
PNC Financial Services Group, Inc.	13,903	2,719,983
Regions Financial Corp.	31,752	676,635
SVB Financial Group (a)	1,933	1,250,419
Security Description	Shares	Value
Truist Financial Corp.	43,966	$2,578,606
US Bancorp	44,324	2,634,619
Wells Fargo & Co.	134,460	6,240,289
Zions Bancorp NA	5,432	336,186
		52,806,967
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	6,006	402,462
Coca-Cola Co.	127,210	6,674,708
Constellation Brands, Inc. Class A	5,513	1,161,534
Molson Coors Beverage Co. Class B	6,244	289,597
Monster Beverage Corp. (a)	12,212	1,084,792
PepsiCo, Inc.	45,256	6,806,955
		16,420,048
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	57,868	6,242,221
Amgen, Inc.	18,595	3,954,227
Biogen, Inc. (a)	4,877	1,380,142
Gilead Sciences, Inc.	41,005	2,864,199
Incyte Corp. (a)	6,201	426,505
Moderna, Inc. (a)	11,495	4,423,966
Regeneron Pharmaceuticals, Inc. (a)	3,417	2,067,900
Vertex Pharmaceuticals, Inc. (a)	8,504	1,542,540
		22,901,700
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,472	273,105
Allegion PLC	3,016	398,655
Carrier Global Corp.	28,414	1,470,709
Fortune Brands Home & Security, Inc.	4,572	408,828
Johnson Controls International PLC	23,320	1,587,626
Masco Corp.	8,090	449,399
Trane Technologies PLC	7,780	1,343,217
		5,931,539
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	3,761	993,355
Bank of New York Mellon Corp.	26,006	1,348,151
BlackRock, Inc.	4,668	3,914,865
Cboe Global Markets, Inc.	3,529	437,102
Charles Schwab Corp.	49,083	3,575,206
CME Group, Inc.	11,752	2,272,602
Franklin Resources, Inc.	9,008	267,718
Goldman Sachs Group, Inc.	11,038	4,172,695
Intercontinental Exchange, Inc.	18,401	2,112,803
Invesco, Ltd.	11,179	269,526
MarketAxess Holdings, Inc.	1,240	521,655
Moody's Corp.	5,267	1,870,364
Morgan Stanley	47,792	4,650,639
MSCI, Inc.	2,696	1,640,085
Nasdaq, Inc.	3,783	730,195
Northern Trust Corp.	6,869	740,547
Raymond James Financial, Inc.	6,106	563,508

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	7,895	$3,354,506
State Street Corp. (b)	11,950	1,012,404
T Rowe Price Group, Inc.	7,444	1,464,235
		35,912,161
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	7,247	1,856,029
Albemarle Corp.	3,823	837,122
Celanese Corp.	3,642	548,631
CF Industries Holdings, Inc.	7,046	393,308
Corteva, Inc.	24,270	1,021,281
Dow, Inc.	24,606	1,416,321
DuPont de Nemours, Inc.	17,131	1,164,737
Eastman Chemical Co.	4,485	451,819
Ecolab, Inc.	8,172	1,704,843
FMC Corp.	4,283	392,151
International Flavors & Fragrances, Inc.	8,190	1,095,167
Linde PLC	16,907	4,960,176
LyondellBasell Industries NV Class A	8,521	799,696
Mosaic Co.	11,379	406,458
PPG Industries, Inc.	7,735	1,106,182
Sherwin-Williams Co.	7,819	2,187,209
		20,341,130
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	2,888	1,099,346
Copart, Inc. (a)	6,857	951,203
Republic Services, Inc.	6,936	832,736
Rollins, Inc.	7,283	257,309
Waste Management, Inc.	12,689	1,895,229
		5,035,823
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,797	617,521
Cisco Systems, Inc.	137,988	7,510,687
F5 Networks, Inc. (a)	1,947	387,025
Juniper Networks, Inc.	10,856	298,757
Motorola Solutions, Inc.	5,582	1,296,810
		10,110,800
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	4,563	519,361
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,067	706,253
Vulcan Materials Co.	4,382	741,259
		1,447,512
CONSUMER FINANCE — 0.7%
American Express Co.	21,070	3,529,857
Capital One Financial Corp.	14,606	2,365,734
Discover Financial Services	9,807	1,204,790
Synchrony Financial	17,839	871,970
		7,972,351
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	50,898	589,908
Security Description	Shares	Value
Avery Dennison Corp.	2,712	$561,953
Ball Corp.	10,848	975,995
International Paper Co.	12,904	721,592
Packaging Corp. of America	3,144	432,111
Sealed Air Corp.	5,034	275,813
Westrock Co.	8,715	434,268
		3,991,640
DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,763	577,419
LKQ Corp. (a)	8,853	445,483
Pool Corp.	1,296	562,995
		1,585,897
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	60,696	16,566,366
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	233,791	6,314,695
Lumen Technologies, Inc.	32,676	404,856
Verizon Communications, Inc.	135,564	7,321,811
		14,041,362
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	8,226	460,492
American Electric Power Co., Inc.	16,419	1,332,894
Duke Energy Corp.	25,156	2,454,974
Edison International	12,511	693,985
Entergy Corp.	6,625	657,929
Evergy, Inc.	7,512	467,246
Eversource Energy	11,317	925,278
Exelon Corp.	31,898	1,541,949
FirstEnergy Corp.	17,934	638,809
NextEra Energy, Inc.	64,234	5,043,654
NRG Energy, Inc.	8,065	329,294
Pinnacle West Capital Corp.	3,700	267,732
PPL Corp.	25,409	708,403
Southern Co.	34,610	2,144,782
Xcel Energy, Inc.	17,760	1,110,000
		18,777,421
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	7,625	945,576
Eaton Corp. PLC	13,024	1,944,614
Emerson Electric Co.	19,597	1,846,037
Generac Holdings, Inc. (a)	2,052	838,591
Rockwell Automation, Inc.	3,808	1,119,704
		6,694,522
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	19,703	1,442,851
CDW Corp.	4,556	829,283
Corning, Inc.	25,390	926,481
IPG Photonics Corp. (a)	1,177	186,437
Keysight Technologies, Inc. (a)	6,063	996,090
TE Connectivity, Ltd.	10,785	1,479,918
Teledyne Technologies, Inc. (a)	1,497	643,081

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Trimble, Inc. (a)	8,224	$676,424
Zebra Technologies Corp. Class A (a)	1,755	904,562
		8,085,127
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	27,131	670,949
Halliburton Co.	29,382	635,239
Schlumberger NV	46,114	1,366,819
		2,673,007
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	25,398	1,965,551
Electronic Arts, Inc.	9,315	1,325,059
Live Nation Entertainment, Inc. (a)	4,315	393,226
Netflix, Inc. (a)	14,491	8,844,437
Take-Two Interactive Software, Inc. (a)	3,777	581,922
Walt Disney Co. (a)	59,500	10,065,615
		23,175,810
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	4,462	852,554
American Tower Corp. REIT	14,894	3,953,017
AvalonBay Communities, Inc. REIT	4,599	1,019,322
Boston Properties, Inc. REIT	4,670	505,995
Crown Castle International Corp. REIT	14,139	2,450,572
Digital Realty Trust, Inc. REIT	9,263	1,338,040
Duke Realty Corp. REIT	12,351	591,242
Equinix, Inc. REIT	2,939	2,322,192
Equity Residential REIT	11,312	915,367
Essex Property Trust, Inc. REIT	2,151	687,761
Extra Space Storage, Inc. REIT	4,366	733,444
Federal Realty Investment Trust REIT	2,328	274,681
Healthpeak Properties, Inc. REIT	17,793	595,710
Host Hotels & Resorts, Inc. REIT (a)	23,301	380,505
Iron Mountain, Inc. REIT	9,554	415,121
Kimco Realty Corp. REIT	19,723	409,252
Mid-America Apartment Communities, Inc. REIT	3,743	699,005
Prologis, Inc. REIT	24,196	3,034,904
Public Storage REIT	4,985	1,481,044
Realty Income Corp. REIT	12,335	800,048
Regency Centers Corp. REIT	5,193	349,645
SBA Communications Corp. REIT	3,595	1,188,399
Simon Property Group, Inc. REIT	10,730	1,394,578
UDR, Inc. REIT	9,134	483,919
Ventas, Inc. REIT	12,886	711,436
Vornado Realty Trust REIT	5,204	218,620
Welltower, Inc. REIT	13,769	1,134,566
Weyerhaeuser Co. REIT	24,685	878,046
		29,818,985
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	14,474	$6,503,892
Kroger Co.	22,264	900,133
Sysco Corp.	16,848	1,322,568
Walmart, Inc.	46,799	6,522,845
Walgreens Boots Alliance, Inc.	23,668	1,113,579
		16,363,017
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	18,230	1,093,982
Campbell Soup Co.	6,690	279,709
Conagra Brands, Inc.	15,837	536,399
General Mills, Inc.	20,085	1,201,485
Hershey Co.	4,818	815,447
Hormel Foods Corp.	9,255	379,455
J.M. Smucker Co.	3,603	432,468
Kellogg Co.	8,335	532,773
Kraft Heinz Co.	21,404	788,095
Lamb Weston Holdings, Inc.	4,797	294,392
McCormick & Co., Inc.	8,197	664,203
Mondelez International, Inc. Class A	45,949	2,673,313
Tyson Foods, Inc. Class A	9,750	769,665
		10,461,386
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	4,245	374,409
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	58,052	6,857,683
ABIOMED, Inc. (a)	1,472	479,165
Align Technology, Inc. (a)	2,370	1,577,069
Baxter International, Inc.	16,370	1,316,639
Becton Dickinson and Co.	9,407	2,312,429
Boston Scientific Corp. (a)	46,424	2,014,337
Cooper Cos., Inc.	1,594	658,816
Danaher Corp.	20,806	6,334,179
DENTSPLY SIRONA, Inc.	7,263	421,617
DexCom, Inc. (a)	3,186	1,742,296
Edwards Lifesciences Corp. (a)	20,331	2,301,673
Hologic, Inc. (a)	8,433	622,440
IDEXX Laboratories, Inc. (a)	2,784	1,731,370
Intuitive Surgical, Inc. (a)	3,889	3,866,249
Medtronic PLC	44,005	5,516,027
ResMed, Inc.	4,785	1,261,087
STERIS PLC	3,175	648,589
Stryker Corp.	10,990	2,898,283
Teleflex, Inc.	1,517	571,226
West Pharmaceutical Services, Inc.	2,435	1,033,755
Zimmer Biomet Holdings, Inc.	6,854	1,003,151
		45,168,080
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	4,844	578,616
Anthem, Inc.	7,982	2,975,690
Cardinal Health, Inc.	9,617	475,657
Centene Corp. (a)	19,192	1,195,853

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cigna Corp.	11,136	$2,228,982
CVS Health Corp.	43,071	3,655,005
DaVita, Inc. (a)	2,276	264,608
HCA Healthcare, Inc.	8,069	1,958,508
Henry Schein, Inc. (a)	4,659	354,829
Humana, Inc.	4,220	1,642,213
Laboratory Corp. of America Holdings (a)	3,167	891,320
McKesson Corp.	5,068	1,010,458
Quest Diagnostics, Inc.	4,004	581,821
UnitedHealth Group, Inc.	30,875	12,064,097
Universal Health Services, Inc. Class B	2,535	350,768
		30,228,425
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	9,680	682,634
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	1,343	3,188,107
Caesars Entertainment, Inc. (a)	6,779	761,146
Carnival Corp. (a)	26,371	659,539
Chipotle Mexican Grill, Inc. (a)	924	1,679,388
Darden Restaurants, Inc.	4,313	653,290
Domino's Pizza, Inc.	1,206	575,214
Expedia Group, Inc. (a)	4,562	747,712
Hilton Worldwide Holdings, Inc. (a)	9,154	1,209,335
Las Vegas Sands Corp. (a)	10,864	397,622
Marriott International, Inc. Class A (a)	8,793	1,302,155
McDonald's Corp.	24,452	5,895,622
MGM Resorts International	13,097	565,136
Norwegian Cruise Line Holdings, Ltd. (a)	12,010	320,787
Penn National Gaming, Inc. (a)	4,789	347,011
Royal Caribbean Cruises, Ltd. (a)	7,263	646,044
Starbucks Corp.	38,608	4,258,849
Wynn Resorts, Ltd. (a)	3,467	293,828
Yum! Brands, Inc.	9,682	1,184,205
		24,684,990
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	10,675	896,380
Garmin, Ltd.	4,915	764,086
Leggett & Platt, Inc.	4,396	197,117
Lennar Corp. Class A	9,057	848,460
Mohawk Industries, Inc. (a)	1,834	325,351
Newell Brands, Inc.	12,467	276,019
NVR, Inc. (a)	109	522,555
PulteGroup, Inc.	8,767	402,581
Whirlpool Corp.	2,082	424,436
		4,656,985
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	8,077	666,918
Clorox Co.	4,072	674,364
Colgate-Palmolive Co.	27,648	2,089,636
Security Description	Shares	Value
Kimberly-Clark Corp.	11,013	$1,458,562
Procter & Gamble Co.	79,483	11,111,723
		16,001,203
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	21,977	501,735
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	18,945	3,323,332
General Electric Co.	35,914	3,700,219
Honeywell International, Inc.	22,610	4,799,651
Roper Technologies, Inc.	3,459	1,543,164
		13,366,366
INSURANCE — 1.9%
Aflac, Inc.	20,203	1,053,182
Allstate Corp.	9,768	1,243,564
American International Group, Inc.	27,999	1,536,865
Aon PLC Class A	7,379	2,108,697
Arthur J Gallagher & Co.	6,758	1,004,577
Assurant, Inc.	1,930	304,458
Chubb, Ltd.	14,366	2,492,214
Cincinnati Financial Corp.	4,923	562,305
Everest Re Group, Ltd.	1,285	322,252
Globe Life, Inc.	3,150	280,445
Hartford Financial Services Group, Inc.	11,366	798,461
Lincoln National Corp.	5,937	408,169
Loews Corp.	6,655	358,904
Marsh & McLennan Cos., Inc.	16,619	2,516,615
MetLife, Inc.	23,852	1,472,384
Principal Financial Group, Inc.	8,170	526,148
Progressive Corp.	19,101	1,726,539
Prudential Financial, Inc.	12,669	1,332,779
Travelers Cos., Inc.	8,176	1,242,834
Willis Towers Watson PLC	4,208	978,192
WR Berkley Corp.	4,618	337,945
		22,607,529
INTERACTIVE MEDIA & SERVICES — 6.8%
Alphabet, Inc. Class A (a)	9,859	26,358,234
Alphabet, Inc. Class C (a)	9,223	24,582,154
Facebook, Inc. Class A (a)	78,057	26,491,765
Twitter, Inc. (a)	26,070	1,574,367
		79,006,520
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (a)	14,262	46,851,241
eBay, Inc.	21,338	1,486,618
Etsy, Inc. (a)	4,180	869,273
		49,207,132
IT SERVICES — 5.0%
Accenture PLC Class A	20,765	6,643,139
Akamai Technologies, Inc. (a)	5,401	564,891
Automatic Data Processing, Inc.	13,926	2,784,086

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	3,797	$632,732
Cognizant Technology Solutions Corp. Class A	17,212	1,277,302
DXC Technology Co. (a)	8,429	283,299
Fidelity National Information Services, Inc.	20,223	2,460,735
Fiserv, Inc. (a)	19,475	2,113,037
FleetCor Technologies, Inc. (a)	2,725	711,961
Gartner, Inc. (a)	2,735	831,112
Global Payments, Inc.	9,652	1,520,962
International Business Machines Corp.	29,255	4,064,397
Jack Henry & Associates, Inc.	2,404	394,400
Mastercard, Inc. Class A	28,526	9,917,920
Paychex, Inc.	10,471	1,177,464
PayPal Holdings, Inc. (a)	38,476	10,011,840
VeriSign, Inc. (a)	3,224	660,952
Visa, Inc. Class A	55,259	12,308,942
Western Union Co.	13,459	272,141
		58,631,312
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,232	377,579
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	9,961	1,569,156
Bio-Rad Laboratories, Inc. Class A (a)	709	528,879
Charles River Laboratories International, Inc. (a)	1,633	673,890
Illumina, Inc. (a)	4,817	1,953,824
IQVIA Holdings, Inc. (a)	6,267	1,501,197
Mettler-Toledo International, Inc. (a)	768	1,057,813
PerkinElmer, Inc.	3,680	637,707
Thermo Fisher Scientific, Inc.	12,885	7,361,587
Waters Corp. (a)	2,011	718,530
		16,002,583
MACHINERY — 1.6%
Caterpillar, Inc.	17,924	3,440,870
Cummins, Inc.	4,700	1,055,432
Deere & Co.	9,291	3,113,135
Dover Corp.	4,728	735,204
Fortive Corp.	11,172	788,408
IDEX Corp.	2,452	507,441
Illinois Tool Works, Inc.	9,409	1,944,182
Ingersoll Rand, Inc. (a)	12,764	643,433
Otis Worldwide Corp.	13,977	1,150,028
PACCAR, Inc.	11,440	902,845
Parker-Hannifin Corp.	4,215	1,178,598
Pentair PLC	5,489	398,666
Snap-on, Inc.	1,815	379,244
Stanley Black & Decker, Inc.	5,328	934,052
Westinghouse Air Brake Technologies Corp.	5,855	504,760
Security Description	Shares	Value
Xylem, Inc.	5,934	$733,917
		18,410,215
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	4,155	3,023,012
Comcast Corp. Class A	149,977	8,388,214
Discovery, Inc. Class A (a) (d)	5,378	136,494
Discovery, Inc. Class C (a)	9,593	232,822
DISH Network Corp. Class A (a)	8,151	354,242
Fox Corp. Class A	10,748	431,102
Fox Corp. Class B	4,997	185,489
Interpublic Group of Cos., Inc.	12,929	474,106
News Corp. Class A	12,942	304,525
News Corp. Class B	4,047	94,012
Omnicom Group, Inc.	7,077	512,799
ViacomCBS, Inc. Class B	19,705	778,545
		14,915,362
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	48,216	1,568,467
Newmont Corp.	26,171	1,421,085
Nucor Corp.	9,619	947,375
		3,936,927
MULTI-UTILITIES — 0.8%
Ameren Corp.	8,399	680,319
CenterPoint Energy, Inc.	18,802	462,529
CMS Energy Corp.	9,570	571,616
Consolidated Edison, Inc.	11,307	820,775
Dominion Energy, Inc.	26,357	1,924,588
DTE Energy Co.	6,416	716,731
NiSource, Inc.	12,966	314,166
Public Service Enterprise Group, Inc.	16,683	1,015,995
Sempra Energy	10,273	1,299,535
WEC Energy Group, Inc.	10,395	916,839
		8,723,093
MULTILINE RETAIL — 0.5%
Dollar General Corp.	7,775	1,649,388
Dollar Tree, Inc. (a)	7,669	734,077
Target Corp.	16,196	3,705,159
		6,088,624
OIL, GAS & CONSUMABLE FUELS — 0.5%
Kinder Morgan, Inc.	64,215	1,074,317
Marathon Petroleum Corp.	20,692	1,278,972
ONEOK, Inc.	14,684	851,525
Phillips 66	14,429	1,010,463
Valero Energy Corp.	13,486	951,707
Williams Cos., Inc.	40,088	1,039,883
		6,206,867
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,599	2,279,168
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	72,761	4,305,268

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Catalent, Inc. (a)	5,619	$747,720
Eli Lilly & Co.	26,001	6,007,531
Johnson & Johnson	86,196	13,920,654
Merck & Co., Inc.	82,886	6,225,568
Organon & Co.	8,405	275,600
Pfizer, Inc.	183,589	7,896,163
Viatris, Inc.	39,879	540,361
Zoetis, Inc.	15,524	3,013,829
		42,932,694
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	3,976	1,007,598
IHS Markit, Ltd.	13,053	1,522,241
Jacobs Engineering Group, Inc.	4,305	570,542
Leidos Holdings, Inc.	4,408	423,741
Nielsen Holdings PLC	11,842	227,248
Robert Half International, Inc.	3,670	368,211
Verisk Analytics, Inc.	5,285	1,058,427
		5,178,008
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	11,087	1,079,430
ROAD & RAIL — 0.9%
CSX Corp.	73,821	2,195,437
JB Hunt Transport Services, Inc.	2,743	458,684
Kansas City Southern	3,020	817,333
Norfolk Southern Corp.	8,084	1,934,097
Old Dominion Freight Line, Inc.	3,099	886,252
Union Pacific Corp.	21,350	4,184,813
		10,476,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	39,744	4,089,658
Analog Devices, Inc.	17,631	2,952,840
Applied Materials, Inc.	29,926	3,852,374
Broadcom, Inc.	13,422	6,508,730
Enphase Energy, Inc. (a)	4,411	661,518
Intel Corp.	132,694	7,069,936
KLA Corp.	5,019	1,678,906
Lam Research Corp.	4,664	2,654,516
Microchip Technology, Inc.	8,894	1,365,140
Micron Technology, Inc.	36,681	2,603,617
Monolithic Power Systems, Inc.	1,399	678,067
NVIDIA Corp.	81,598	16,903,842
NXP Semiconductors NV	8,683	1,700,739
Qorvo, Inc. (a)	3,637	608,070
QUALCOMM, Inc.	36,939	4,764,392
Skyworks Solutions, Inc.	5,453	898,545
Teradyne, Inc.	5,509	601,418
Texas Instruments, Inc.	30,226	5,809,739
Xilinx, Inc.	8,098	1,222,717
		66,624,764
SOFTWARE — 9.4%
Adobe, Inc. (a)	15,598	8,980,081
ANSYS, Inc. (a)	2,892	984,581
Security Description	Shares	Value
Autodesk, Inc. (a)	7,204	$2,054,365
Cadence Design Systems, Inc. (a)	9,067	1,373,106
Citrix Systems, Inc.	4,084	438,499
Fortinet, Inc. (a)	4,472	1,306,003
Intuit, Inc.	8,947	4,826,996
Microsoft Corp.	246,072	69,372,618
NortonLifeLock, Inc.	19,102	483,281
Oracle Corp.	53,939	4,699,705
Paycom Software, Inc. (a)	1,592	789,234
PTC, Inc. (a)	3,401	407,406
salesforce.com, Inc. (a)	31,709	8,600,115
ServiceNow, Inc. (a)	6,464	4,022,353
Synopsys, Inc. (a)	4,993	1,494,954
Tyler Technologies, Inc. (a)	1,332	610,922
		110,444,219
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	2,168	452,874
AutoZone, Inc. (a)	716	1,215,761
Bath & Body Works, Inc.	8,673	546,659
Best Buy Co., Inc.	7,322	774,009
CarMax, Inc. (a)	5,380	688,425
Gap, Inc.	6,788	154,088
Home Depot, Inc.	34,819	11,429,685
Lowe's Cos., Inc.	23,146	4,695,398
O'Reilly Automotive, Inc. (a)	2,273	1,388,939
Ross Stores, Inc.	11,651	1,268,211
TJX Cos., Inc.	39,437	2,602,053
Tractor Supply Co.	3,741	757,964
Ulta Beauty, Inc. (a)	1,782	643,159
		26,617,225
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.5%
Apple, Inc.	514,205	72,760,007
Hewlett Packard Enterprise Co.	42,999	612,736
HP, Inc.	39,634	1,084,386
NetApp, Inc.	7,377	662,160
Seagate Technology Holdings PLC	6,537	539,433
Western Digital Corp. (a)	10,104	570,270
		76,228,992
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	11,498	197,306
NIKE, Inc. Class B	41,904	6,085,718
PVH Corp. (a)	2,341	240,631
Ralph Lauren Corp.	1,566	173,889
Tapestry, Inc.	9,161	339,140
Under Armour, Inc. Class A (a)	6,255	126,226
Under Armour, Inc. Class C (a)	6,450	113,004
VF Corp.	10,639	712,706
		7,988,620
TOBACCO — 0.7%
Altria Group, Inc.	60,523	2,755,007

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	51,030	$4,837,134
		7,592,141
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	18,966	978,835
United Rentals, Inc. (a)	2,375	833,459
W.W. Grainger, Inc.	1,434	563,648
		2,375,942
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,968	1,008,831
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	19,167	2,448,776
TOTAL COMMON STOCKS (Cost $897,707,476)		1,169,401,717
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f) (Cost $872,616)	872,442	872,616
TOTAL INVESTMENTS — 100.0% (Cost $898,580,092)		1,170,274,333
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		530,151
NET ASSETS — 100.0%		$1,170,804,484

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,169,401,717	$—	$—	$1,169,401,717
Short-Term Investment	872,616	—	—	872,616
TOTAL INVESTMENTS	$1,170,274,333	$—	$—	$1,170,274,333
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	11,303	$930,011	$100,039	$44,640	$7,171	$19,823	11,950	$1,012,404	$6,812
State Street Institutional Liquid Reserves Fund, Premier Class	939,931	940,212	4,976,430	5,043,887	(114)	(25)	872,442	872,616	117
Total		$1,870,223	$5,076,469	$5,088,527	$7,057	$19,798		$1,885,020	$6,929
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	55,968	$1,815,042
Aerojet Rocketdyne Holdings, Inc.	125,190	5,452,025
AeroVironment, Inc. (a)	38,707	3,341,188
Kaman Corp.	46,774	1,668,429
Moog, Inc. Class A	49,228	3,752,650
National Presto Industries, Inc.	8,538	700,799
Park Aerospace Corp.	32,553	445,325
Triumph Group, Inc. (a)	104,936	1,954,958
		19,130,416
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	45,378	3,706,475
Echo Global Logistics, Inc. (a)	44,816	2,138,172
Forward Air Corp.	45,557	3,782,142
Hub Group, Inc. Class A (a)	56,692	3,897,575
		13,524,364
AIRLINES — 0.6%
Allegiant Travel Co. (a)	25,393	4,963,824
Hawaiian Holdings, Inc. (a)	86,091	1,864,731
SkyWest, Inc. (a)	84,697	4,178,950
		11,007,505
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	191,787	1,689,643
Cooper-Standard Holdings, Inc. (a)	29,458	645,425
Dorman Products, Inc. (a)	48,127	4,556,183
Gentherm, Inc. (a)	55,752	4,512,009
LCI Industries	42,449	5,714,909
Motorcar Parts of America, Inc. (a)	33,084	645,138
Patrick Industries, Inc.	37,824	3,150,739
Standard Motor Products, Inc.	32,474	1,419,439
		22,333,485
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	56,466	4,090,962
BANKS — 10.2%
Allegiance Bancshares, Inc.	32,033	1,222,059
Ameris Bancorp	111,483	5,783,738
Banc of California, Inc.	75,256	1,391,483
BancFirst Corp.	32,389	1,947,227
Bancorp, Inc. (a)	95,856	2,439,535
BankUnited, Inc.	156,118	6,528,855
Banner Corp.	58,138	3,209,799
Berkshire Hills Bancorp, Inc.	83,219	2,245,249
Brookline Bancorp, Inc.	131,492	2,006,568
Cadence BanCorp	209,860	4,608,526
Central Pacific Financial Corp.	47,448	1,218,465
City Holding Co.	25,824	2,011,948
Columbia Banking System, Inc.	130,659	4,963,735
Security Description	Shares	Value
Community Bank System, Inc.	90,641	$6,201,657
Customers Bancorp, Inc. (a)	50,024	2,152,032
CVB Financial Corp.	214,843	4,376,352
Dime Community Bancshares, Inc.	57,122	1,865,605
Eagle Bancorp, Inc.	53,712	3,088,440
FB Financial Corp.	59,737	2,561,523
First BanCorp (b)	350,575	4,610,061
First BanCorp (b)	47,950	2,062,329
First Commonwealth Financial Corp.	161,286	2,198,328
First Financial Bancorp	160,897	3,766,599
First Hawaiian, Inc.	217,899	6,395,336
First Midwest Bancorp, Inc.	192,165	3,653,057
Great Western Bancorp, Inc.	92,695	3,034,834
Hanmi Financial Corp.	51,571	1,034,514
Heritage Financial Corp.	60,487	1,542,419
Hilltop Holdings, Inc.	105,114	3,434,074
Hope Bancorp, Inc.	206,693	2,984,647
Independent Bank Corp.	55,548	4,229,980
Independent Bank Group, Inc.	62,405	4,433,251
Investors Bancorp, Inc.	378,853	5,724,469
Lakeland Financial Corp.	42,549	3,031,191
National Bank Holdings Corp. Class A	51,753	2,094,961
NBT Bancorp, Inc.	72,840	2,630,981
OFG Bancorp	86,838	2,190,054
Old National Bancorp	278,625	4,722,694
Pacific Premier Bancorp, Inc.	159,152	6,595,259
Park National Corp. (c)	24,619	3,002,287
Preferred Bank	23,375	1,558,645
Renasant Corp.	94,729	3,414,980
S&T Bancorp, Inc.	66,116	1,948,439
Seacoast Banking Corp. of Florida	93,176	3,150,281
ServisFirst Bancshares, Inc.	81,407	6,333,465
Simmons First National Corp. Class A	182,091	5,382,610
Southside Bancshares, Inc.	53,266	2,039,555
Tompkins Financial Corp.	20,040	1,621,436
Triumph Bancorp, Inc. (a)	39,119	3,916,985
Trustmark Corp.	105,023	3,383,841
United Community Banks, Inc.	145,622	4,779,314
Veritex Holdings, Inc.	83,299	3,278,649
Westamerica BanCorp	45,155	2,540,420
		176,542,741
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a) (c)	63,852	5,752,427
Coca-Cola Consolidated, Inc.	7,787	3,069,479
MGP Ingredients, Inc. (c)	21,338	1,389,104
National Beverage Corp.	39,188	2,056,978
		12,267,988
BIOTECHNOLOGY — 2.0%
Anika Therapeutics, Inc. (a)	24,250	1,032,080
Coherus Biosciences, Inc. (a)	106,709	1,714,814

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cytokinetics, Inc. (a)	140,420	$5,018,611
Eagle Pharmaceuticals, Inc. (a)	19,394	1,081,797
Enanta Pharmaceuticals, Inc. (a)	30,301	1,721,400
Ligand Pharmaceuticals, Inc. (a)	28,051	3,908,065
Myriad Genetics, Inc. (a)	131,265	4,238,547
Organogenesis Holdings, Inc. (a)	105,899	1,508,002
REGENXBIO, Inc. (a)	63,056	2,643,307
Spectrum Pharmaceuticals, Inc. (a)	281,043	612,674
uniQure NV (a)	60,400	1,933,404
Vanda Pharmaceuticals, Inc. (a)	93,574	1,603,858
Vericel Corp. (a)	78,419	3,826,847
Xencor, Inc. (a) (c)	98,024	3,201,464
		34,044,870
BUILDING PRODUCTS — 1.8%
AAON, Inc.	69,611	4,548,383
American Woodmark Corp. (a)	28,217	1,844,545
Apogee Enterprises, Inc.	42,904	1,620,055
Gibraltar Industries, Inc. (a)	54,878	3,822,253
Griffon Corp.	78,253	1,925,024
Insteel Industries, Inc.	32,528	1,237,690
PGT Innovations, Inc. (a)	100,197	1,913,763
Quanex Building Products Corp.	56,541	1,210,543
Resideo Technologies, Inc. (a)	242,421	6,009,616
UFP Industries, Inc.	104,040	7,072,639
		31,204,511
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	26,871	1,586,464
Blucora, Inc. (a)	81,844	1,275,948
Brightsphere Investment Group, Inc.	100,113	2,615,953
Donnelley Financial Solutions, Inc. (a)	49,746	1,722,206
Greenhill & Co., Inc.	25,434	371,845
Piper Sandler Cos.	24,027	3,326,778
StoneX Group, Inc. (a)	28,659	1,888,628
Virtus Investment Partners, Inc.	12,083	3,749,597
WisdomTree Investments, Inc. (c)	183,003	1,037,627
		17,575,046
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	47,257	1,878,466
American Vanguard Corp.	46,742	703,467
Balchem Corp.	54,451	7,899,207
Ferro Corp. (a)	139,102	2,829,335
FutureFuel Corp.	44,888	320,051
GCP Applied Technologies, Inc. (a)	90,205	1,977,294
Hawkins, Inc.	31,730	1,106,742
HB Fuller Co.	88,378	5,705,684
Innospec, Inc.	41,447	3,490,666
Koppers Holdings, Inc. (a)	35,854	1,120,796
Kraton Corp. (a)	54,032	2,466,020
Security Description	Shares	Value
Livent Corp. (a) (c)	271,603	$6,276,745
Quaker Chemical Corp. (c)	22,547	5,359,873
Rayonier Advanced Materials, Inc. (a)	110,391	827,933
Stepan Co.	35,879	4,052,174
Tredegar Corp.	44,847	546,236
Trinseo SA	65,263	3,522,897
		50,083,586
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	112,880	5,080,729
Brady Corp. Class A	81,588	4,136,512
CoreCivic, Inc. REIT (a)	202,231	1,799,856
Deluxe Corp.	71,522	2,566,924
Harsco Corp. (a)	133,173	2,257,282
Healthcare Services Group, Inc.	125,500	3,136,245
HNI Corp.	73,790	2,709,569
Interface, Inc.	99,265	1,503,865
Matthews International Corp. Class A	53,156	1,843,982
Pitney Bowes, Inc.	281,277	2,028,007
UniFirst Corp.	25,598	5,442,647
US Ecology, Inc. (a)	52,953	1,713,029
Viad Corp. (a) (c)	34,439	1,563,875
		35,782,522
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	81,654	1,531,829
Applied Optoelectronics, Inc. (a)	43,460	312,043
CalAmp Corp. (a)	60,978	606,731
Comtech Telecommunications Corp.	43,797	1,121,641
Digi International, Inc. (a)	57,993	1,219,013
Extreme Networks, Inc. (a)	213,012	2,098,168
Harmonic, Inc. (a) (c)	171,222	1,498,193
NETGEAR, Inc. (a)	51,321	1,637,653
Plantronics, Inc. (a) (c)	71,123	1,828,572
Viavi Solutions, Inc. (a)	384,431	6,050,944
		17,904,787
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	81,379	4,082,784
Comfort Systems USA, Inc.	61,009	4,351,162
Granite Construction, Inc.	77,084	3,048,672
Matrix Service Co. (a)	46,076	481,955
MYR Group, Inc. (a)	28,388	2,824,606
		14,789,179
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a) (c)	50,901	2,507,892
Enova International, Inc. (a)	62,045	2,143,655
EZCORP, Inc. Class A (a)	91,807	694,979
Green Dot Corp. Class A (a)	91,844	4,622,509
PRA Group, Inc. (a)	77,034	3,246,213
World Acceptance Corp. (a)	6,816	1,292,177
		14,507,425

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	60,856	$1,190,952
O-I Glass, Inc. (a)	264,479	3,774,115
		4,965,067
DIVERSIFIED CONSUMER SERVICES — 0.6%
Adtalem Global Education, Inc. (a)	83,067	3,140,763
American Public Education, Inc. (a)	31,426	804,820
Perdoceo Education Corp. (a)	117,847	1,244,464
Regis Corp. (a) (c)	42,246	147,016
Strategic Education, Inc.	38,027	2,680,904
WW International, Inc. (a)	89,300	1,629,725
		9,647,692
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	18,365	860,400
Cogent Communications Holdings, Inc.	71,339	5,053,655
Consolidated Communications Holdings, Inc. (a)	121,197	1,113,800
		7,027,855
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	42,184	2,244,189
Encore Wire Corp.	34,706	3,291,170
Powell Industries, Inc. (c)	15,564	382,407
Vicor Corp. (a) (c)	35,870	4,812,319
		10,730,085
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc.	64,528	5,662,332
Arlo Technologies, Inc. (a)	139,995	897,368
Badger Meter, Inc.	49,087	4,964,659
Benchmark Electronics, Inc.	59,842	1,598,380
CTS Corp.	54,544	1,685,955
Daktronics, Inc. (a)	63,889	346,917
ePlus, Inc. (a)	22,717	2,330,991
Fabrinet (a)	61,978	6,353,365
FARO Technologies, Inc. (a)	30,533	2,009,377
Insight Enterprises, Inc. (a)	58,578	5,276,706
Itron, Inc. (a)	76,043	5,751,132
Knowles Corp. (a)	154,660	2,898,328
Methode Electronics, Inc.	64,241	2,701,334
OSI Systems, Inc. (a)	28,112	2,665,018
PC Connection, Inc.	18,489	814,071
Plexus Corp. (a)	47,462	4,243,577
Rogers Corp. (a)	31,476	5,869,645
Sanmina Corp. (a)	109,420	4,217,047
ScanSource, Inc. (a)	42,822	1,489,777
TTM Technologies, Inc. (a)	181,224	2,277,986
		64,053,965
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	224,575	1,852,744
Security Description	Shares	Value
Bristow Group, Inc. (a)	38,998	$1,241,306
Core Laboratories NV	77,955	2,163,251
DMC Global, Inc. (a)	31,535	1,163,957
Dril-Quip, Inc. (a)	59,548	1,499,419
Helix Energy Solutions Group, Inc. (a) (c)	238,323	924,693
Helmerich & Payne, Inc.	181,477	4,974,285
Nabors Industries, Ltd. (a)	13,069	1,260,897
Oceaneering International, Inc. (a)	167,812	2,235,256
Oil States International, Inc. (a)	107,352	685,979
Patterson-UTI Energy, Inc.	317,898	2,861,082
ProPetro Holding Corp. (a)	142,114	1,229,286
RPC, Inc. (a) (c)	119,747	581,971
US Silica Holdings, Inc. (a)	125,691	1,004,271
		23,678,397
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (c)	179,077	3,440,069
Marcus Corp. (a) (c)	36,771	641,654
		4,081,723
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
Acadia Realty Trust REIT	149,057	3,042,253
Agree Realty Corp. REIT	115,942	7,678,839
Alexander & Baldwin, Inc. REIT (a)	121,940	2,858,274
American Assets Trust, Inc. REIT	86,717	3,244,950
Armada Hoffler Properties, Inc. REIT	104,046	1,391,095
Brandywine Realty Trust REIT	287,361	3,856,385
CareTrust REIT, Inc.	163,175	3,315,716
Centerspace REIT	23,657	2,235,587
Chatham Lodging Trust REIT (a)	82,180	1,006,705
Community Healthcare Trust, Inc. REIT	39,459	1,783,152
DiamondRock Hospitality Co. REIT (a)	354,134	3,346,566
Diversified Healthcare Trust REIT	400,860	1,358,915
Easterly Government Properties, Inc. REIT (c)	141,200	2,917,192
Essential Properties Realty Trust, Inc. REIT	198,862	5,552,227
Four Corners Property Trust, Inc. REIT	128,110	3,441,035
Franklin Street Properties Corp. REIT	162,563	754,292
GEO Group, Inc. REIT (c)	209,223	1,562,896
Getty Realty Corp. REIT	64,333	1,885,600
Global Net Lease, Inc. REIT	164,725	2,638,895
Hersha Hospitality Trust REIT (a)	55,363	516,537
Independence Realty Trust, Inc. REIT (c)	173,637	3,533,513

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Industrial Logistics Properties Trust REIT	109,863	$2,791,619
Innovative Industrial Properties, Inc. REIT (c)	40,219	9,297,426
iStar, Inc. REIT (c)	120,584	3,024,247
Kite Realty Group Trust REIT	142,151	2,894,194
Lexington Realty Trust REIT	466,904	5,953,026
LTC Properties, Inc. REIT (c)	66,198	2,097,815
Mack-Cali Realty Corp. REIT (a)	134,552	2,303,530
NexPoint Residential Trust, Inc. REIT	38,096	2,357,381
Office Properties Income Trust REIT	81,311	2,059,608
Retail Opportunity Investments Corp. REIT	205,136	3,573,469
Retail Properties of America, Inc. Class A REIT	361,214	4,652,436
RPT Realty REIT	136,496	1,741,689
Safehold, Inc. REIT	22,705	1,632,262
Saul Centers, Inc. REIT	21,843	962,403
Service Properties Trust REIT	277,216	3,107,591
SITE Centers Corp. REIT	301,676	4,657,877
Summit Hotel Properties, Inc. REIT (a)	178,947	1,723,260
Tanger Factory Outlet Centers, Inc. REIT (c)	174,058	2,837,145
Uniti Group, Inc. REIT (c)	392,481	4,854,990
Universal Health Realty Income Trust REIT	21,535	1,190,239
Urstadt Biddle Properties, Inc. Class A REIT	50,634	958,502
Washington Real Estate Investment Trust	142,269	3,521,158
Whitestone REIT	69,407	678,800
Xenia Hotels & Resorts, Inc. REIT (a)	192,072	3,407,357
		130,198,648
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	52,074	1,605,441
Chefs' Warehouse, Inc. (a)	54,888	1,787,702
PriceSmart, Inc.	40,376	3,131,159
SpartanNash Co.	60,922	1,334,192
United Natural Foods, Inc. (a)	94,790	4,589,732
		12,448,226
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (c)	109,031	3,258,937
Calavo Growers, Inc.	28,744	1,099,171
Cal-Maine Foods, Inc.	62,946	2,276,127
Fresh Del Monte Produce, Inc.	55,907	1,801,323
J&J Snack Foods Corp.	25,017	3,823,098
John B Sanfilippo & Son, Inc.	14,938	1,220,733
Seneca Foods Corp. Class A (a)	10,835	522,464
Simply Good Foods Co. (a)	141,735	4,888,440
TreeHouse Foods, Inc. (a) (c)	93,710	3,737,155
		22,627,448
Security Description	Shares	Value
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	29,562	$3,548,918
Northwest Natural Holding Co.	51,612	2,373,636
South Jersey Industries, Inc. (c)	189,042	4,019,033
		9,941,587
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	64,694	1,678,162
Avanos Medical, Inc. (a)	80,920	2,524,704
BioLife Solutions, Inc. (a)	48,857	2,067,628
Cardiovascular Systems, Inc. (a)	67,518	2,216,616
CONMED Corp.	49,017	6,412,894
CryoLife, Inc. (a)	66,107	1,473,525
Cutera, Inc. (a) (c)	27,735	1,292,451
Glaukos Corp. (a)	78,322	3,772,771
Heska Corp. (a) (c)	17,852	4,615,456
Inogen, Inc. (a)	34,218	1,474,454
Integer Holdings Corp. (a)	55,508	4,959,085
Invacare Corp. (a)	59,719	284,262
Lantheus Holdings, Inc. (a)	113,714	2,920,176
LeMaitre Vascular, Inc.	32,238	1,711,515
Meridian Bioscience, Inc. (a)	72,916	1,402,904
Merit Medical Systems, Inc. (a)	85,152	6,113,914
Mesa Laboratories, Inc. (c)	8,723	2,637,486
Natus Medical, Inc. (a)	57,362	1,438,639
OraSure Technologies, Inc. (a) (c)	121,104	1,369,686
Orthofix Medical, Inc. (a)	33,128	1,262,839
Surmodics, Inc. (a)	23,344	1,297,926
Tactile Systems Technology, Inc. (a)	33,245	1,477,740
Varex Imaging Corp. (a)	66,243	1,868,053
Zynex, Inc. (a) (c)	33,827	385,290
		56,658,176
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Addus HomeCare Corp. (a)	26,086	2,080,359
AMN Healthcare Services, Inc. (a)	79,429	9,114,478
Apollo Medical Holdings, Inc. (a) (c)	63,290	5,762,554
Community Health Systems, Inc. (a)	208,804	2,443,007
CorVel Corp. (a)	15,707	2,924,958
Covetrus, Inc. (a)	172,208	3,123,853
Cross Country Healthcare, Inc. (a)	59,391	1,261,465
Ensign Group, Inc.	88,087	6,596,835
Fulgent Genetics, Inc. (a) (c)	32,251	2,900,977
Hanger, Inc. (a)	62,507	1,372,654
Joint Corp. (a)	24,152	2,367,379
Magellan Health, Inc. (a)	39,175	3,703,996
MEDNAX, Inc. (a)	145,085	4,124,767
ModivCare, Inc. (a)	20,745	3,767,707
Owens & Minor, Inc.	126,924	3,971,452
Pennant Group, Inc. (a)	43,927	1,233,909

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
RadNet, Inc. (a)	75,025	$2,198,983
Select Medical Holdings Corp.	178,806	6,467,413
Tivity Health, Inc. (a)	74,270	1,712,666
US Physical Therapy, Inc.	21,744	2,404,886
		69,534,298
HEALTH CARE TECHNOLOGY — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	210,212	2,810,535
Computer Programs & Systems, Inc. (a)	24,614	872,812
HealthStream, Inc. (a)	42,400	1,211,792
NextGen Healthcare, Inc. (a)	95,953	1,352,937
Omnicell, Inc. (a)	73,128	10,854,389
Simulations Plus, Inc. (c)	26,549	1,048,686
Tabula Rasa HealthCare, Inc. (a) (c)	39,352	1,031,416
		19,182,567
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc. (a)	39,144	1,634,653
Bloomin' Brands, Inc. (a)	136,525	3,413,125
Brinker International, Inc. (a)	76,900	3,771,945
Cheesecake Factory, Inc. (a)	81,627	3,836,469
Chuy's Holdings, Inc. (a)	34,460	1,086,524
Dave & Buster's Entertainment, Inc. (a)	64,749	2,481,829
Dine Brands Global, Inc. (a)	28,882	2,345,507
El Pollo Loco Holdings, Inc. (a)	32,937	556,635
Fiesta Restaurant Group, Inc. (a)	30,507	334,357
Monarch Casino & Resort, Inc. (a)	21,937	1,469,560
Red Robin Gourmet Burgers, Inc. (a)	27,109	625,133
Ruth's Hospitality Group, Inc. (a)	54,080	1,119,997
Shake Shack, Inc. Class A (a)	65,821	5,164,316
		27,840,050
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	14,343	3,395,562
Century Communities, Inc.	50,001	3,072,561
Ethan Allen Interiors, Inc.	36,834	872,966
Installed Building Products, Inc.	38,996	4,178,421
iRobot Corp. (a)	47,120	3,698,920
La-Z-Boy, Inc.	76,075	2,451,897
LGI Homes, Inc. (a)	36,445	5,171,910
M/I Homes, Inc. (a)	49,322	2,850,812
MDC Holdings, Inc.	94,960	4,436,531
Meritage Homes Corp. (a)	63,298	6,139,906
Tupperware Brands Corp. (a)	83,932	1,772,644
Universal Electronics, Inc. (a)	22,674	1,116,695
		39,158,825
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	16,948	813,504
Security Description	Shares	Value
Central Garden & Pet Co. Class A (a)	67,490	$2,902,070
WD-40 Co.	23,047	5,334,920
		9,050,494
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc. (a)	60,403	3,479,817
INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	77,714	1,112,864
American Equity Investment Life Holding Co.	138,481	4,094,883
AMERISAFE, Inc.	32,511	1,825,818
Assured Guaranty, Ltd.	122,661	5,741,761
eHealth, Inc. (a) (c)	40,075	1,623,038
Employers Holdings, Inc.	47,554	1,877,907
Genworth Financial, Inc. Class A (a)	853,135	3,199,256
HCI Group, Inc. (c)	10,957	1,213,707
Horace Mann Educators Corp.	69,807	2,777,621
James River Group Holdings, Ltd.	62,694	2,365,445
Palomar Holdings, Inc. (a)	40,526	3,275,717
ProAssurance Corp.	90,724	2,157,417
Safety Insurance Group, Inc.	23,944	1,897,562
Selectquote, Inc. (a) (c)	208,822	2,700,068
SiriusPoint, Ltd. (a)	147,194	1,363,016
Stewart Information Services Corp.	45,240	2,861,882
Trupanion, Inc. (a)	57,475	4,464,083
United Fire Group, Inc.	36,368	840,101
Universal Insurance Holdings, Inc.	47,291	616,675
		46,008,821
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	82,955	1,456,690
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Liquidity Services, Inc. (a)	44,739	966,810
PetMed Express, Inc. (c)	34,182	918,470
Shutterstock, Inc.	39,368	4,461,182
Stamps.com, Inc. (a)	30,841	10,171,053
		16,517,515
IT SERVICES — 1.5%
BM Technologies, Inc. (a)	6,873	61,170
CSG Systems International, Inc.	55,089	2,655,290
EVERTEC, Inc.	100,445	4,592,345
ExlService Holdings, Inc. (a)	55,782	6,867,880
Perficient, Inc. (a)	55,351	6,404,110
TTEC Holdings, Inc.	30,840	2,884,465
Unisys Corp. (a)	112,870	2,837,552
		26,302,812
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (c)	29,606	2,184,331
Vista Outdoor, Inc. (a)	96,437	3,887,375
		6,071,706

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.6%
NeoGenomics, Inc. (a)	206,551	$9,964,020
MACHINERY — 5.4%
Alamo Group, Inc.	16,687	2,328,337
Albany International Corp. Class A	54,441	4,184,880
Astec Industries, Inc.	38,234	2,057,372
Barnes Group, Inc.	78,230	3,264,538
Chart Industries, Inc. (a)	59,880	11,443,667
CIRCOR International, Inc. (a)	34,022	1,123,066
Enerpac Tool Group Corp.	101,266	2,099,244
EnPro Industries, Inc.	34,597	3,014,091
ESCO Technologies, Inc.	43,861	3,377,297
Federal Signal Corp.	102,776	3,969,209
Franklin Electric Co., Inc.	65,619	5,239,677
Greenbrier Cos., Inc.	54,457	2,341,107
Hillenbrand, Inc.	122,857	5,239,851
John Bean Technologies Corp.	53,460	7,513,803
Lindsay Corp.	18,294	2,776,846
Lydall, Inc. (a)	29,637	1,840,161
Meritor, Inc. (a)	117,922	2,512,918
Mueller Industries, Inc.	96,082	3,948,970
Proto Labs, Inc. (a)	46,661	3,107,623
SPX Corp. (a)	76,211	4,073,478
SPX FLOW, Inc.	69,970	5,114,807
Standex International Corp.	20,552	2,032,798
Tennant Co.	31,362	2,319,220
Titan International, Inc. (a)	88,027	630,273
Wabash National Corp.	84,110	1,272,584
Watts Water Technologies, Inc. Class A	46,398	7,799,040
		94,624,857
MARINE — 0.3%
Matson, Inc.	73,084	5,898,610
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	49,629	2,312,215
EW Scripps Co. Class A	96,035	1,734,392
Gannett Co., Inc. (a)	230,204	1,537,763
Meredith Corp. (a)	68,258	3,801,971
Scholastic Corp.	51,902	1,850,306
TechTarget, Inc. (a)	42,633	3,513,812
		14,750,459
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	213,916	3,557,423
Arconic Corp. (a)	183,897	5,800,111
Carpenter Technology Corp.	80,773	2,644,508
Century Aluminum Co. (a) (c)	84,859	1,141,354
Haynes International, Inc.	21,374	796,181
Kaiser Aluminum Corp.	26,716	2,910,975
Materion Corp.	34,346	2,357,509
Olympic Steel, Inc.	15,755	383,792
SunCoke Energy, Inc. (c)	139,627	876,858
TimkenSteel Corp. (a) (c)	66,559	870,592
Security Description	Shares	Value
Warrior Met Coal, Inc.	86,454	$2,011,785
		23,351,088
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT (c)	222,285	3,296,487
ARMOUR Residential REIT, Inc. (c)	139,718	1,506,160
Capstead Mortgage Corp. REIT	162,867	1,089,580
Ellington Financial, Inc. REIT	80,025	1,463,657
Granite Point Mortgage Trust, Inc. REIT	92,138	1,213,457
Invesco Mortgage Capital, Inc. REIT (c)	494,318	1,557,102
KKR Real Estate Finance Trust, Inc. REIT (c)	67,862	1,431,888
New York Mortgage Trust, Inc. REIT	637,941	2,717,629
PennyMac Mortgage Investment Trust REIT	164,580	3,240,580
Ready Capital Corp. REIT	95,805	1,382,466
Redwood Trust, Inc. REIT	190,100	2,450,389
Two Harbors Investment Corp. REIT	527,822	3,346,392
		24,695,787
MULTI-UTILITIES — 0.3%
Avista Corp.	117,147	4,582,791
Unitil Corp.	26,195	1,120,622
		5,703,413
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	58,288	2,527,367
Macy's, Inc.	524,373	11,850,830
		14,378,197
OIL, GAS & CONSUMABLE FUELS — 3.6%
Bonanza Creek Energy, Inc. (c)	51,917	2,486,824
Callon Petroleum Co. (a) (c)	66,151	3,246,691
CONSOL Energy, Inc. (a)	52,077	1,355,044
Dorian LPG, Ltd.	47,604	590,766
Green Plains, Inc. (a) (c)	90,260	2,946,989
Laredo Petroleum, Inc. (a) (c)	22,657	1,836,803
Matador Resources Co.	184,873	7,032,569
Par Pacific Holdings, Inc. (a)	77,535	1,218,850
PBF Energy, Inc. Class A (a)	159,783	2,072,385
PDC Energy, Inc.	165,936	7,863,707
Penn Virginia Corp. (a)	26,356	702,914
Range Resources Corp. (a)	436,854	9,886,006
Renewable Energy Group, Inc. (a) (c)	84,474	4,240,595
REX American Resources Corp. (a)	8,851	706,929
SM Energy Co.	203,799	5,376,218
Southwestern Energy Co. (a)	1,138,402	6,306,747
Talos Energy, Inc. (a) (c)	68,871	948,354

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
World Fuel Services Corp.	106,817	$3,591,188
		62,409,579
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp. (a)	28,058	1,075,463
Domtar Corp. (a) (c)	84,692	4,619,102
Glatfelter Corp.	74,905	1,056,160
Mercer International, Inc.	68,883	798,354
Neenah, Inc.	28,390	1,323,258
Schweitzer-Mauduit International, Inc.	52,895	1,833,341
		10,705,678
PERSONAL PRODUCTS — 0.8%
Edgewell Personal Care Co.	91,413	3,318,292
elf Beauty, Inc. (a)	80,168	2,328,880
Inter Parfums, Inc.	29,802	2,228,296
Medifast, Inc.	19,716	3,798,090
USANA Health Sciences, Inc. (a)	19,881	1,833,028
		13,506,586
PHARMACEUTICALS — 1.3%
Amphastar Pharmaceuticals, Inc. (a)	62,220	1,182,802
ANI Pharmaceuticals, Inc. (a)	16,761	550,096
Cara Therapeutics, Inc. (a) (c)	70,783	1,093,597
Collegium Pharmaceutical, Inc. (a)	60,597	1,196,185
Corcept Therapeutics, Inc. (a)	175,466	3,453,171
Endo International PLC (a)	402,327	1,303,539
Innoviva, Inc. (a)	105,143	1,756,940
Pacira BioSciences, Inc. (a)	74,745	4,185,720
Phibro Animal Health Corp. Class A	34,212	736,926
Prestige Consumer Healthcare, Inc. (a)	84,137	4,720,927
Supernus Pharmaceuticals, Inc. (a) (c)	89,404	2,384,405
		22,564,308
PROFESSIONAL SERVICES — 1.5%
Exponent, Inc.	87,526	9,903,567
Forrester Research, Inc. (a)	19,121	941,901
Heidrick & Struggles International, Inc.	32,862	1,466,631
Kelly Services, Inc. Class A	58,247	1,099,703
Korn Ferry	93,298	6,751,043
ManTech International Corp. Class A	46,213	3,508,491
Resources Connection, Inc.	53,160	838,865
TrueBlue, Inc. (a)	59,676	1,616,026
		26,126,227
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	41,920	1,702,790
RE/MAX Holdings, Inc. Class A	32,496	1,012,575
Realogy Holdings Corp. (a)	196,046	3,438,647
Security Description	Shares	Value
St. Joe Co.	53,886	$2,268,601
		8,422,613
ROAD & RAIL — 0.4%
ArcBest Corp.	42,963	3,513,085
Heartland Express, Inc.	78,865	1,263,417
Marten Transport, Ltd.	101,342	1,590,056
		6,366,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Axcelis Technologies, Inc. (a)	56,440	2,654,373
CEVA, Inc. (a)	38,592	1,646,721
Cohu, Inc. (a)	81,730	2,610,456
Diodes, Inc. (a)	75,651	6,853,224
DSP Group, Inc. (a)	38,113	835,056
FormFactor, Inc. (a)	130,638	4,876,717
Ichor Holdings, Ltd. (a)	47,655	1,958,144
Kulicke & Soffa Industries, Inc.	104,214	6,073,592
MaxLinear, Inc. (a)	117,270	5,775,547
Onto Innovation, Inc. (a)	82,830	5,984,467
PDF Solutions, Inc. (a)	50,068	1,153,567
Photronics, Inc. (a)	104,216	1,420,464
Power Integrations, Inc.	101,370	10,034,616
Rambus, Inc. (a)	183,128	4,065,442
SMART Global Holdings, Inc. (a)	38,735	1,723,708
Ultra Clean Holdings, Inc. (a)	75,687	3,224,266
Veeco Instruments, Inc. (a)	84,659	1,880,276
		62,770,636
SOFTWARE — 2.9%
8x8, Inc. (a) (c)	187,380	4,382,818
Agilysys, Inc. (a)	32,980	1,726,833
Alarm.com Holdings, Inc. (a)	77,249	6,040,099
Bottomline Technologies DE, Inc. (a)	66,157	2,598,647
Ebix, Inc.	40,104	1,080,001
InterDigital, Inc.	51,669	3,504,192
LivePerson, Inc. (a) (c)	109,121	6,432,683
OneSpan, Inc. (a)	58,519	1,098,987
Progress Software Corp.	73,588	3,619,794
SPS Commerce, Inc. (a)	60,210	9,712,475
Vonage Holdings Corp. (a)	423,512	6,827,013
Xperi Holding Corp.	176,207	3,319,740
		50,343,282
SPECIALTY RETAIL — 4.3%
Aaron's Co., Inc.	55,578	1,530,618
Abercrombie & Fitch Co. Class A (a)	103,428	3,891,996
America's Car-Mart, Inc. (a)	10,646	1,243,240
Asbury Automotive Group, Inc. (a)	32,572	6,408,215
Barnes & Noble Education, Inc. (a)	60,530	604,695
Bed Bath & Beyond, Inc. (a) (c)	175,741	3,035,926
Boot Barn Holdings, Inc. (a)	49,643	4,411,773

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Buckle, Inc.	49,426	$1,956,775
Caleres, Inc.	64,362	1,430,124
Cato Corp. Class A	34,180	565,337
Chico's FAS, Inc. (a)	210,207	943,830
Children's Place, Inc. (a)	23,663	1,780,877
Conn's, Inc. (a) (c)	32,119	733,277
Designer Brands, Inc. Class A (a)	103,043	1,435,389
Genesco, Inc. (a) (c)	23,642	1,364,853
Group 1 Automotive, Inc.	30,441	5,719,255
Guess?, Inc. (c)	65,515	1,376,470
Haverty Furniture Cos., Inc.	26,030	877,471
Hibbett, Inc. (c)	25,628	1,812,925
Lumber Liquidators Holdings, Inc. (a) (c)	48,898	913,415
MarineMax, Inc. (a)	36,536	1,772,727
Monro, Inc.	56,342	3,240,228
ODP Corp. (a)	79,833	3,206,093
Rent-A-Center, Inc.	102,105	5,739,322
Sally Beauty Holdings, Inc. (a)	190,041	3,202,191
Shoe Carnival, Inc.	30,108	976,101
Signet Jewelers, Ltd.	88,526	6,990,013
Sleep Number Corp. (a)	39,707	3,711,810
Sonic Automotive, Inc. Class A (c)	35,900	1,886,186
Zumiez, Inc. (a)	36,538	1,452,751
		74,213,883
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	210,602	5,806,297
Diebold Nixdorf, Inc. (a) (c)	122,551	1,238,991
		7,045,288
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Fossil Group, Inc. (a) (c)	79,828	945,962
G-III Apparel Group, Ltd. (a)	73,180	2,070,994
Kontoor Brands, Inc. (c)	80,608	4,026,370
Movado Group, Inc.	28,309	891,450
Oxford Industries, Inc.	26,984	2,433,147
Steven Madden, Ltd.	129,494	5,200,479
Unifi, Inc. (a)	23,320	511,408
Vera Bradley, Inc. (a)	38,139	358,888
Wolverine World Wide, Inc.	138,226	4,124,664
		20,563,362
THRIFTS & MORTGAGE FINANCE — 2.5%
Axos Financial, Inc. (a)	88,700	4,571,598
Capitol Federal Financial, Inc.	217,109	2,494,582
Flagstar Bancorp, Inc.	88,902	4,514,444
HomeStreet, Inc.	35,394	1,456,463
Meta Financial Group, Inc.	53,683	2,817,284
Mr Cooper Group, Inc. (a)	144,811	5,961,869
NMI Holdings, Inc. Class A (a)	144,127	3,258,712
Northfield Bancorp, Inc.	76,059	1,305,172
Northwest Bancshares, Inc.	213,398	2,833,925
Provident Financial Services, Inc.	130,875	3,071,636
Security Description	Shares	Value
TrustCo Bank Corp.	32,405	$1,035,988
Walker & Dunlop, Inc.	49,180	5,581,930
WSFS Financial Corp.	79,916	4,100,490
		43,004,093
TOBACCO — 0.3%
Universal Corp.	41,311	1,996,561
Vector Group, Ltd.	221,620	2,825,655
		4,822,216
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	65,366	5,891,438
Boise Cascade Co.	66,124	3,569,373
DXP Enterprises, Inc. (a)	29,716	878,702
GMS, Inc. (a)	72,437	3,172,741
NOW, Inc. (a)	185,907	1,422,188
Veritiv Corp. (a)	23,869	2,137,708
		17,072,150
WATER UTILITIES — 0.8%
American States Water Co.	62,084	5,309,424
California Water Service Group	86,655	5,106,579
Middlesex Water Co. (c)	29,452	3,027,076
		13,443,079
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	84,066	2,654,804
TOTAL COMMON STOCKS (Cost $1,448,309,964)		1,734,852,624
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (c)	4,471	26,110
TOTAL WARRANTS (Cost $0)		26,110
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	802,324	802,485
State Street Navigator Securities Lending Portfolio II (g) (h)	42,463,420	42,463,420
TOTAL SHORT-TERM INVESTMENTS (Cost $43,265,905)		43,265,905
TOTAL INVESTMENTS — 102.4% (Cost $1,491,575,869)		1,778,144,639
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(41,115,636)
NET ASSETS — 100.0%		$1,737,029,003
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,734,852,624	$—	$—	$1,734,852,624
Warrants	26,110	—	—	26,110
Short-Term Investments	43,265,905	—	—	43,265,905
TOTAL INVESTMENTS	$1,778,144,639	$—	$—	$1,778,144,639
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	651,413	$651,608	$18,021,520	$17,870,661	$18	$—	802,324	$802,485	$116
State Street Navigator Securities Lending Portfolio II	85,130,546	85,130,546	44,400,595	87,067,721	—	—	42,463,420	42,463,420	37,735
Total		$85,782,154	$62,422,115	$104,938,382	$18	$—		$43,265,905	$37,851
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Aerojet Rocketdyne Holdings, Inc.	162,880	$7,093,424
AeroVironment, Inc. (a)	111,478	9,622,781
Moog, Inc. Class A	54,075	4,122,137
Park Aerospace Corp.	37,383	511,400
Triumph Group, Inc. (a)	107,124	1,995,720
		23,345,462
AIR FREIGHT & LOGISTICS — 0.6%
Echo Global Logistics, Inc. (a)	65,976	3,147,715
Forward Air Corp.	131,653	10,929,832
		14,077,547
AIRLINES — 0.3%
Allegiant Travel Co. (a)	31,643	6,185,574
AUTO COMPONENTS — 2.0%
Dorman Products, Inc. (a)	139,261	13,183,839
Gentherm, Inc. (a)	106,329	8,605,206
LCI Industries	122,780	16,529,871
Patrick Industries, Inc.	109,286	9,103,524
		47,422,440
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	83,283	6,033,853
BANKS — 3.5%
BancFirst Corp.	45,902	2,759,628
Bancorp, Inc. (a)	144,066	3,666,480
Berkshire Hills Bancorp, Inc.	77,342	2,086,687
City Holding Co.	34,401	2,680,182
Community Bank System, Inc.	123,124	8,424,144
CVB Financial Corp.	254,515	5,184,471
Great Western Bancorp, Inc.	91,051	2,981,010
Hilltop Holdings, Inc.	106,309	3,473,115
Independent Bank Corp.	57,858	4,405,887
Lakeland Financial Corp.	51,638	3,678,691
National Bank Holdings Corp. Class A	94,269	3,816,009
Park National Corp. (b)	38,492	4,694,099
ServisFirst Bancshares, Inc.	237,023	18,440,389
Triumph Bancorp, Inc. (a)	113,596	11,374,368
Westamerica BanCorp	60,513	3,404,461
		81,069,621
BEVERAGES — 1.2%
Celsius Holdings, Inc. (a) (b)	184,554	16,626,470
Coca-Cola Consolidated, Inc.	9,733	3,836,554
MGP Ingredients, Inc. (b)	32,752	2,132,155
National Beverage Corp.	113,358	5,950,162
		28,545,341
BIOTECHNOLOGY — 2.8%
Anika Therapeutics, Inc. (a)	29,093	1,238,198
Coherus Biosciences, Inc. (a)	308,456	4,956,888
Cytokinetics, Inc. (a)	405,883	14,506,259
Eagle Pharmaceuticals, Inc. (a)	20,155	1,124,246
Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	36,767	$2,088,733
Ligand Pharmaceuticals, Inc. (a)	42,100	5,865,372
Organogenesis Holdings, Inc. (a)	192,868	2,746,440
REGENXBIO, Inc. (a)	182,141	7,635,351
Spectrum Pharmaceuticals, Inc. (a)	438,648	956,253
uniQure NV (a)	68,100	2,179,881
Vanda Pharmaceuticals, Inc. (a)	137,915	2,363,863
Vericel Corp. (a)	226,649	11,060,471
Xencor, Inc. (a) (b)	283,461	9,257,836
		65,979,791
BUILDING PRODUCTS — 1.9%
AAON, Inc.	201,172	13,144,578
American Woodmark Corp. (a)	43,229	2,825,880
Gibraltar Industries, Inc. (a)	158,640	11,049,276
Insteel Industries, Inc.	38,527	1,465,952
PGT Innovations, Inc. (a)	289,577	5,530,921
UFP Industries, Inc.	153,267	10,419,091
		44,435,698
CAPITAL MARKETS — 1.7%
B Riley Financial, Inc.	52,878	3,121,917
Blucora, Inc. (a)	104,121	1,623,246
Brightsphere Investment Group, Inc.	289,410	7,562,283
Donnelley Financial Solutions, Inc. (a)	64,241	2,224,023
Greenhill & Co., Inc.	41,846	611,789
Piper Sandler Cos.	43,062	5,962,365
StoneX Group, Inc. (a)	81,864	5,394,838
Virtus Investment Partners, Inc.	34,990	10,858,097
WisdomTree Investments, Inc. (b)	222,166	1,259,681
		38,618,239
CHEMICALS — 3.6%
American Vanguard Corp.	61,432	924,552
Balchem Corp.	157,359	22,828,070
Ferro Corp. (a)	142,863	2,905,833
FutureFuel Corp.	55,442	395,301
GCP Applied Technologies, Inc. (a)	135,550	2,971,256
Hawkins, Inc.	50,419	1,758,615
HB Fuller Co.	130,218	8,406,874
Innospec, Inc.	45,944	3,869,404
Livent Corp. (a) (b)	785,105	18,143,776
Quaker Chemical Corp. (b)	65,129	15,482,466
Stepan Co.	56,040	6,329,158
		84,015,305
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Brady Corp. Class A	91,929	4,660,800
UniFirst Corp.	38,565	8,199,691
US Ecology, Inc. (a) (b)	59,698	1,931,230

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Viad Corp. (a)	40,830	$1,854,090
		16,645,811
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	71,752	713,932
Digi International, Inc. (a)	96,144	2,020,947
Extreme Networks, Inc. (a)	270,855	2,667,922
Harmonic, Inc. (a) (b)	240,619	2,105,416
Plantronics, Inc. (a) (b)	133,738	3,438,404
Viavi Solutions, Inc. (a)	1,111,200	17,490,288
		28,436,909
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	127,033	6,373,246
Comfort Systems USA, Inc.	176,420	12,582,274
MYR Group, Inc. (a)	45,866	4,563,667
		23,519,187
CONSUMER FINANCE — 1.1%
Green Dot Corp. Class A (a)	265,502	13,362,716
PRA Group, Inc. (a)	222,783	9,388,076
World Acceptance Corp. (a) (b)	13,913	2,637,626
		25,388,418
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	68,531	1,341,152
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	50,605	1,295,994
Perdoceo Education Corp. (a)	149,813	1,582,025
Regis Corp. (a) (b)	43,479	151,307
WW International, Inc. (a)	100,600	1,835,950
		4,865,276
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cogent Communications Holdings, Inc.	129,917	9,203,320
ELECTRICAL EQUIPMENT — 0.8%
AZZ, Inc.	69,019	3,671,811
Vicor Corp. (a) (b)	103,685	13,910,379
		17,582,190
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Advanced Energy Industries, Inc.	186,438	16,359,934
Arlo Technologies, Inc. (a)	405,194	2,597,293
Badger Meter, Inc.	141,836	14,345,293
CTS Corp.	83,627	2,584,911
Fabrinet (a)	111,155	11,394,499
FARO Technologies, Inc. (a)	51,271	3,374,144
Itron, Inc. (a)	114,352	8,648,442
Methode Electronics, Inc.	76,099	3,199,963
OSI Systems, Inc. (a)	43,032	4,079,434
Plexus Corp. (a)	78,277	6,998,747
Rogers Corp. (a)	48,223	8,992,625
		82,575,285
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.3%
Core Laboratories NV	90,077	$2,499,637
DMC Global, Inc. (a)	91,000	3,358,810
		5,858,447
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.1%
Agree Realty Corp. REIT	167,436	11,089,286
CareTrust REIT, Inc.	240,480	4,886,554
Centerspace REIT	38,891	3,675,199
Community Healthcare Trust, Inc. REIT	113,487	5,128,478
Easterly Government Properties, Inc. REIT	175,407	3,623,909
Essential Properties Realty Trust, Inc. REIT	574,725	16,046,322
Four Corners Property Trust, Inc. REIT	207,369	5,569,931
Getty Realty Corp. REIT	86,667	2,540,210
Independence Realty Trust, Inc. REIT (b)	249,524	5,077,813
Industrial Logistics Properties Trust REIT	142,856	3,629,971
Innovative Industrial Properties, Inc. REIT (b)	116,305	26,886,227
Lexington Realty Trust REIT	485,775	6,193,631
LTC Properties, Inc. REIT (b)	74,611	2,364,423
NexPoint Residential Trust, Inc. REIT	62,749	3,882,908
Safehold, Inc. REIT	64,834	4,660,916
Saul Centers, Inc. REIT	25,816	1,137,453
Tanger Factory Outlet Centers, Inc. REIT (b)	171,979	2,803,258
Uniti Group, Inc. REIT	725,931	8,979,766
Universal Health Realty Income Trust REIT	28,699	1,586,194
		119,762,449
FOOD & STAPLES RETAILING — 0.5%
PriceSmart, Inc.	51,033	3,957,609
United Natural Foods, Inc. (a)	145,118	7,026,614
		10,984,223
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	314,998	9,415,290
Calavo Growers, Inc.	34,830	1,331,899
Cal-Maine Foods, Inc.	108,453	3,921,661
J&J Snack Foods Corp.	31,080	4,749,646
Simply Good Foods Co. (a)	184,327	6,357,438
		25,775,934
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	43,524	5,225,056
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
AngioDynamics, Inc. (a)	65,395	1,696,346
Avanos Medical, Inc. (a)	233,893	7,297,462
BioLife Solutions, Inc. (a)	141,373	5,982,905
Cardiovascular Systems, Inc. (a)	99,570	3,268,883

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CONMED Corp.	79,335	$10,379,398
CryoLife, Inc. (a)	100,704	2,244,692
Cutera, Inc. (a) (b)	35,543	1,656,304
Glaukos Corp. (a)	144,799	6,974,968
Heska Corp. (a) (b)	51,744	13,377,894
Inogen, Inc. (a)	39,476	1,701,021
Integer Holdings Corp. (a)	64,197	5,735,360
LeMaitre Vascular, Inc. (b)	93,291	4,952,819
Meridian Bioscience, Inc. (a)	212,826	4,094,772
Merit Medical Systems, Inc. (a)	246,124	17,671,703
Mesa Laboratories, Inc. (b)	25,334	7,659,988
OraSure Technologies, Inc. (a) (b)	224,015	2,533,610
Orthofix Medical, Inc. (a)	34,439	1,312,815
Surmodics, Inc. (a)	43,182	2,400,919
Tactile Systems Technology, Inc. (a)	96,129	4,272,934
Zynex, Inc. (a) (b)	97,761	1,113,498
		106,328,291
HEALTH CARE PROVIDERS & SERVICES — 5.7%
Addus HomeCare Corp. (a)	77,337	6,167,626
AMN Healthcare Services, Inc. (a)	144,730	16,607,767
Apollo Medical Holdings, Inc. (a) (b)	115,215	10,490,326
Community Health Systems, Inc. (a)	603,408	7,059,874
CorVel Corp. (a)	28,561	5,318,629
Covetrus, Inc. (a)	298,948	5,422,917
Ensign Group, Inc.	254,607	19,067,518
Fulgent Genetics, Inc. (a) (b)	93,263	8,389,007
Hanger, Inc. (a)	110,771	2,432,531
Joint Corp. (a)	69,903	6,851,892
MEDNAX, Inc. (a)	163,537	4,649,357
ModivCare, Inc. (a)	59,795	10,859,968
Owens & Minor, Inc.	190,690	5,966,690
Pennant Group, Inc. (a)	126,717	3,559,481
RadNet, Inc. (a)	105,020	3,078,136
Select Medical Holdings Corp.	263,456	9,529,203
Tivity Health, Inc. (a)	141,672	3,266,956
US Physical Therapy, Inc. (b)	34,796	3,848,438
		132,566,316
HEALTH CARE TECHNOLOGY — 2.1%
Allscripts Healthcare Solutions, Inc. (a)	607,522	8,122,569
Computer Programs & Systems, Inc. (a)	30,395	1,077,807
HealthStream, Inc. (a)	46,598	1,331,771
NextGen Healthcare, Inc. (a)	129,051	1,819,619
Omnicell, Inc. (a)	211,324	31,366,821
Simulations Plus, Inc. (b)	76,853	3,035,693
Tabula Rasa HealthCare, Inc. (a) (b)	112,003	2,935,599
		49,689,879
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.5%
Brinker International, Inc. (a)	120,046	$5,888,256
Cheesecake Factory, Inc. (a)	80,936	3,803,992
Dine Brands Global, Inc. (a)	83,443	6,776,406
El Pollo Loco Holdings, Inc. (a)	49,745	840,691
Monarch Casino & Resort, Inc. (a)	32,315	2,164,782
Ruth's Hospitality Group, Inc. (a)	57,802	1,197,079
Shake Shack, Inc. Class A (a)	190,244	14,926,544
		35,597,750
HOUSEHOLD DURABLES — 3.8%
Cavco Industries, Inc. (a)	24,115	5,708,985
Century Communities, Inc.	144,432	8,875,346
Installed Building Products, Inc.	114,044	12,219,815
iRobot Corp. (a) (b)	136,312	10,700,492
La-Z-Boy, Inc.	112,081	3,612,371
LGI Homes, Inc. (a)	105,323	14,946,387
MDC Holdings, Inc.	162,566	7,595,084
Meritage Homes Corp. (a)	182,918	17,743,046
Tupperware Brands Corp. (a)	242,475	5,121,072
Universal Electronics, Inc. (a)	26,818	1,320,786
		87,843,384
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	28,866	1,385,568
Central Garden & Pet Co. Class A (a)	119,099	5,121,257
WD-40 Co.	66,630	15,423,512
		21,930,337
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc. (a)	73,312	4,223,504
INSURANCE — 1.8%
Ambac Financial Group, Inc. (a)	79,731	1,141,748
AMERISAFE, Inc.	34,825	1,955,772
eHealth, Inc. (a) (b)	114,541	4,638,910
HCI Group, Inc. (b)	32,050	3,550,179
James River Group Holdings, Ltd.	72,498	2,735,350
Palomar Holdings, Inc. (a)	117,132	9,467,780
Selectquote, Inc. (a) (b)	404,367	5,228,465
Trupanion, Inc. (a)	166,248	12,912,482
		41,630,686
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	239,686	4,208,886
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Liquidity Services, Inc. (a)	86,584	1,871,080
PetMed Express, Inc. (b)	98,596	2,649,275
Shutterstock, Inc.	113,926	12,910,094
Stamps.com, Inc. (a)	89,054	29,369,119
		46,799,568
IT SERVICES — 2.9%
CSG Systems International, Inc.	79,590	3,836,238
EVERTEC, Inc.	290,327	13,273,750

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ExlService Holdings, Inc. (a)	161,258	$19,854,085
Perficient, Inc. (a)	160,067	18,519,752
TTEC Holdings, Inc.	89,016	8,325,667
Unisys Corp. (a)	144,346	3,628,858
		67,438,350
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	53,580	3,953,132
Vista Outdoor, Inc. (a)	278,831	11,239,678
		15,192,810
LIFE SCIENCES TOOLS & SERVICES — 1.2%
NeoGenomics, Inc. (a)	596,841	28,791,610
MACHINERY — 6.9%
Alamo Group, Inc.	48,132	6,715,858
Albany International Corp. Class A	78,729	6,051,898
Astec Industries, Inc.	68,075	3,663,116
Chart Industries, Inc. (a)	173,059	33,073,305
CIRCOR International, Inc. (a)	36,917	1,218,630
Enerpac Tool Group Corp.	120,006	2,487,724
ESCO Technologies, Inc.	74,677	5,750,129
Federal Signal Corp.	297,110	11,474,388
Franklin Electric Co., Inc.	189,580	15,137,963
Hillenbrand, Inc.	234,253	9,990,890
John Bean Technologies Corp.	94,134	13,230,534
Lindsay Corp.	31,824	4,830,565
Lydall, Inc. (a)	39,662	2,462,614
Mueller Industries, Inc.	111,105	4,566,416
Proto Labs, Inc. (a)	134,911	8,985,073
SPX Corp. (a)	127,692	6,825,137
SPX FLOW, Inc.	76,896	5,621,098
Tennant Co.	41,702	3,083,863
Titan International, Inc. (a)	115,939	830,123
Watts Water Technologies, Inc. Class A	87,118	14,643,665
		160,642,989
MARINE — 0.7%
Matson, Inc.	211,170	17,043,531
MEDIA — 0.4%
TechTarget, Inc. (a) (b)	123,121	10,147,633
METALS & MINING — 0.6%
Arconic Corp. (a)	297,709	9,389,742
Century Aluminum Co. (a) (b)	147,155	1,979,234
Materion Corp.	37,759	2,591,778
		13,960,754
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Invesco Mortgage Capital, Inc. REIT (b)	527,310	1,661,026
Redwood Trust, Inc. REIT	203,310	2,620,666
Two Harbors Investment Corp. REIT	442,337	2,804,417
		7,086,109
Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	168,339	$7,299,179
OIL, GAS & CONSUMABLE FUELS — 2.4%
Bonanza Creek Energy, Inc. (b)	149,949	7,182,557
Dorian LPG, Ltd.	79,286	983,939
Matador Resources Co.	229,768	8,740,375
Range Resources Corp. (a)	719,655	16,285,793
Renewable Energy Group, Inc. (a)	244,168	12,257,233
Southwestern Energy Co. (a)	1,875,402	10,389,727
		55,839,624
PERSONAL PRODUCTS — 0.9%
elf Beauty, Inc. (a)	120,502	3,500,583
Inter Parfums, Inc.	37,925	2,835,653
Medifast, Inc.	56,986	10,977,783
USANA Health Sciences, Inc. (a)	37,546	3,461,741
		20,775,760
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	116,865	2,221,604
ANI Pharmaceuticals, Inc. (a)	17,787	583,769
Cara Therapeutics, Inc. (a) (b)	136,983	2,116,387
Collegium Pharmaceutical, Inc. (a) (b)	172,882	3,412,691
Corcept Therapeutics, Inc. (a) (b)	507,042	9,978,586
Endo International PLC (a)	692,188	2,242,689
Innoviva, Inc. (a)	303,922	5,078,537
Pacira BioSciences, Inc. (a)	216,090	12,101,040
Supernus Pharmaceuticals, Inc. (a) (b)	258,321	6,889,421
		44,624,724
PROFESSIONAL SERVICES — 2.0%
Exponent, Inc.	252,973	28,623,895
Forrester Research, Inc. (a)	53,992	2,659,646
Korn Ferry	108,135	7,824,649
ManTech International Corp. Class A	90,895	6,900,748
		46,008,938
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	55,335	2,247,708
RE/MAX Holdings, Inc. Class A	39,944	1,244,655
St. Joe Co.	160,226	6,745,514
		10,237,877
ROAD & RAIL — 0.3%
Heartland Express, Inc.	111,659	1,788,777
Marten Transport, Ltd.	291,006	4,565,884
		6,354,661
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Axcelis Technologies, Inc. (a)	106,050	4,987,531
CEVA, Inc. (a)	111,471	4,756,468

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cohu, Inc. (a)	236,154	$7,542,759
Diodes, Inc. (a)	218,532	19,796,814
DSP Group, Inc. (a)	57,503	1,259,891
FormFactor, Inc. (a)	377,471	14,090,992
Ichor Holdings, Ltd. (a)	69,140	2,840,963
Kulicke & Soffa Industries, Inc.	147,530	8,598,048
MaxLinear, Inc. (a)	341,928	16,839,954
Onto Innovation, Inc. (a)	239,446	17,299,973
PDF Solutions, Inc. (a)	88,823	2,046,482
Photronics, Inc. (a)	150,480	2,051,042
Power Integrations, Inc.	293,026	29,006,644
Rambus, Inc. (a)	222,275	4,934,505
Ultra Clean Holdings, Inc. (a)	218,023	9,287,780
Veeco Instruments, Inc. (a)	134,627	2,990,066
		148,329,912
SOFTWARE — 5.4%
8x8, Inc. (a)	544,468	12,735,107
Agilysys, Inc. (a)	94,315	4,938,333
Alarm.com Holdings, Inc. (a)	223,118	17,445,597
Bottomline Technologies DE, Inc. (a)	114,683	4,504,748
Ebix, Inc. (b)	115,632	3,113,970
LivePerson, Inc. (a) (b)	315,279	18,585,697
OneSpan, Inc. (a)	166,480	3,126,494
Progress Software Corp.	138,241	6,800,075
SPS Commerce, Inc. (a)	174,103	28,084,555
Vonage Holdings Corp. (a)	1,224,023	19,731,251
Xperi Holding Corp.	320,754	6,043,005
		125,108,832
SPECIALTY RETAIL — 2.4%
America's Car-Mart, Inc. (a)	19,643	2,293,909
Boot Barn Holdings, Inc. (a)	86,085	7,650,374
Buckle, Inc.	58,498	2,315,936
Haverty Furniture Cos., Inc. (b)	34,088	1,149,106
Hibbett, Inc. (b)	73,165	5,175,692
Lumber Liquidators Holdings, Inc. (a) (b)	141,329	2,640,026
MarineMax, Inc. (a)	105,700	5,128,564
Rent-A-Center, Inc.	293,899	16,520,063
Sleep Number Corp. (a)	114,823	10,733,654
Zumiez, Inc. (a)	59,860	2,380,034
		55,987,358
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	286,073	7,887,033
Diebold Nixdorf, Inc. (a)	169,277	1,711,390
		9,598,423
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Fossil Group, Inc. (a)	124,498	1,475,301
Kontoor Brands, Inc. (b)	104,688	5,229,166
Steven Madden, Ltd.	146,046	5,865,207
Wolverine World Wide, Inc.	151,795	4,529,563
		17,099,237
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.9%
Axos Financial, Inc. (a)	258,437	$13,319,843
Flagstar Bancorp, Inc.	154,115	7,825,960
Meta Financial Group, Inc.	86,871	4,558,990
Mr Cooper Group, Inc. (a)	418,629	17,234,956
NMI Holdings, Inc. Class A (a)	416,540	9,417,969
Walker & Dunlop, Inc.	142,272	16,147,872
		68,505,590
TOBACCO — 0.2%
Vector Group, Ltd.	314,836	4,014,159
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	115,200	10,382,976
WATER UTILITIES — 0.9%
American States Water Co.	96,930	8,289,454
California Water Service Group	147,780	8,708,675
Middlesex Water Co. (b)	38,296	3,936,063
		20,934,192
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	157,800	4,983,324
TOTAL COMMON STOCKS (Cost $1,849,318,399)		2,324,099,681
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,973,704	1,974,099
State Street Navigator Securities Lending Portfolio II (e) (f)	83,062,864	83,062,864
TOTAL SHORT-TERM INVESTMENTS (Cost $85,036,963)		85,036,963
TOTAL INVESTMENTS — 103.5% (Cost $1,934,355,362)		2,409,136,644
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(81,663,456)
NET ASSETS — 100.0%		$2,327,473,188
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,324,099,681	$—	$—	$2,324,099,681
Short-Term Investments	85,036,963	—	—	85,036,963
TOTAL INVESTMENTS	$2,409,136,644	$—	$—	$2,409,136,644
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,363,385	$1,363,794	$20,828,690	$20,218,230	$(156)	$—	1,973,704	$1,974,099	$—
State Street Navigator Securities Lending Portfolio II	138,318,348	138,318,348	84,400,310	139,655,794	—	—	83,062,864	83,062,864	69,896
Total		$139,682,142	$105,229,000	$159,874,024	$(156)	$—		$85,036,963	$69,896
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	235,585	$7,640,021
Aerojet Rocketdyne Holdings, Inc.	291,156	12,679,844
Kaman Corp.	202,446	7,221,249
Moog, Inc. Class A	128,839	9,821,397
National Presto Industries, Inc.	37,850	3,106,728
Park Aerospace Corp.	88,897	1,216,111
Triumph Group, Inc. (a)	296,376	5,521,485
		47,206,835
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	192,031	15,685,092
Echo Global Logistics, Inc. (a)	93,182	4,445,713
Hub Group, Inc. Class A (a)	239,950	16,496,563
		36,627,368
AIRLINES — 0.9%
Allegiant Travel Co. (a)	59,430	11,617,376
Hawaiian Holdings, Inc. (a) (b)	371,999	8,057,498
SkyWest, Inc. (a)	358,684	17,697,469
		37,372,343
AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	806,451	7,104,833
Cooper-Standard Holdings, Inc. (a)	124,418	2,725,998
Gentherm, Inc. (a)	81,901	6,628,248
Motorcar Parts of America, Inc. (a)	138,845	2,707,478
Standard Motor Products, Inc.	136,391	5,961,651
		25,128,208
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	119,605	8,665,382
BANKS — 15.9%
Allegiance Bancshares, Inc.	136,584	5,210,680
Ameris Bancorp	472,378	24,506,971
Banc of California, Inc.	325,377	6,016,221
BancFirst Corp.	70,173	4,218,801
Bancorp, Inc. (a)	184,197	4,687,814
BankUnited, Inc.	661,907	27,680,951
Banner Corp.	245,647	13,562,171
Berkshire Hills Bancorp, Inc.	241,912	6,526,786
Brookline Bancorp, Inc.	568,136	8,669,755
Cadence BanCorp	888,760	19,517,170
Central Pacific Financial Corp.	208,016	5,341,851
City Holding Co.	60,389	4,704,907
Columbia Banking System, Inc.	555,664	21,109,675
Community Bank System, Inc.	203,177	13,901,370
Customers Bancorp, Inc. (a)	216,252	9,303,161
CVB Financial Corp.	534,960	10,897,135
Dime Community Bancshares, Inc.	244,338	7,980,079
Security Description	Shares	Value
Eagle Bancorp, Inc.	227,151	$13,061,182
FB Financial Corp.	251,319	10,776,559
First BanCorp (c)	1,484,795	19,525,054
First BanCorp (c)	206,936	8,900,317
First Commonwealth Financial Corp.	697,055	9,500,860
First Financial Bancorp	681,035	15,943,029
First Hawaiian, Inc.	923,949	27,117,903
First Midwest Bancorp, Inc.	813,158	15,458,134
Great Western Bancorp, Inc.	264,431	8,657,471
Hanmi Financial Corp.	223,067	4,474,724
Heritage Financial Corp.	261,297	6,663,073
Hilltop Holdings, Inc.	288,115	9,412,717
Hope Bancorp, Inc.	873,204	12,609,066
Independent Bank Corp.	150,113	11,431,105
Independent Bank Group, Inc.	264,325	18,777,648
Investors Bancorp, Inc.	1,606,182	24,269,410
Lakeland Financial Corp.	103,688	7,386,733
National Bank Holdings Corp. Class A	82,038	3,320,898
NBT Bancorp, Inc.	307,682	11,113,474
OFG Bancorp	375,742	9,476,213
Old National Bancorp	1,180,457	20,008,746
Pacific Premier Bancorp, Inc.	674,896	27,967,690
Park National Corp. (b)	47,941	5,846,405
Preferred Bank	99,926	6,663,066
Renasant Corp.	400,662	14,443,865
S&T Bancorp, Inc. (b)	278,598	8,210,283
Seacoast Banking Corp. of Florida	393,922	13,318,503
Simmons First National Corp. Class A	771,732	22,812,398
Southside Bancshares, Inc.	231,453	8,862,335
Tompkins Financial Corp.	84,382	6,827,348
Trustmark Corp.	444,102	14,308,966
United Community Banks, Inc.	616,885	20,246,166
Veritex Holdings, Inc.	351,980	13,853,933
Westamerica BanCorp	102,355	5,758,492
		630,839,264
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	19,269	7,595,455
MGP Ingredients, Inc. (b)	42,812	2,787,061
		10,382,516
BIOTECHNOLOGY — 1.2%
Anika Therapeutics, Inc. (a)	62,901	2,677,067
Eagle Pharmaceuticals, Inc. (a)	53,562	2,987,688
Enanta Pharmaceuticals, Inc. (a)	75,414	4,284,269
Ligand Pharmaceuticals, Inc. (a)	56,658	7,893,593
Myriad Genetics, Inc. (a)	555,861	17,948,752
Organogenesis Holdings, Inc. (a)	161,805	2,304,103
Spectrum Pharmaceuticals, Inc. (a)	512,052	1,116,273
uniQure NV (a)	154,724	4,952,715

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc. (a)	198,112	$3,395,640
		47,560,100
BUILDING PRODUCTS — 1.7%
American Woodmark Corp. (a)	55,321	3,616,334
Apogee Enterprises, Inc.	185,493	7,004,216
Griffon Corp.	329,089	8,095,589
Insteel Industries, Inc.	82,352	3,133,493
Quanex Building Products Corp.	244,897	5,243,245
Resideo Technologies, Inc. (a)	1,028,417	25,494,457
UFP Industries, Inc.	215,613	14,657,372
		67,244,706
CAPITAL MARKETS — 0.5%
B Riley Financial, Inc.	35,336	2,086,237
Blucora, Inc. (a)	198,000	3,086,820
Donnelley Financial Solutions, Inc. (a)	120,355	4,166,690
Greenhill & Co., Inc.	44,231	646,657
Piper Sandler Cos.	39,769	5,506,416
WisdomTree Investments, Inc. (b)	464,322	2,632,706
		18,125,526
CHEMICALS — 2.3%
AdvanSix, Inc. (a)	204,293	8,120,647
American Vanguard Corp.	109,900	1,653,995
Ferro Corp. (a)	390,537	7,943,523
FutureFuel Corp.	116,412	830,018
GCP Applied Technologies, Inc. (a)	184,090	4,035,253
Hawkins, Inc.	61,684	2,151,538
HB Fuller Co.	182,860	11,805,442
Innospec, Inc.	109,236	9,199,856
Koppers Holdings, Inc. (a)	155,898	4,873,371
Kraton Corp. (a)	229,918	10,493,457
Rayonier Advanced Materials, Inc. (a) (b)	466,007	3,495,052
Stepan Co.	71,355	8,058,834
Tredegar Corp.	176,975	2,155,555
Trinseo SA	276,102	14,903,986
		89,720,527
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	478,433	21,534,269
Brady Corp. Class A	210,133	10,653,743
CoreCivic, Inc. REIT (a)	873,928	7,777,959
Deluxe Corp.	302,121	10,843,123
Harsco Corp. (a)	566,267	9,598,226
Healthcare Services Group, Inc.	531,006	13,269,840
HNI Corp. (b)	311,729	11,446,689
Interface, Inc.	422,297	6,397,799
Matthews International Corp. Class A	229,703	7,968,397
Pitney Bowes, Inc.	1,202,580	8,670,602
UniFirst Corp.	51,993	11,054,752
US Ecology, Inc. (a) (b)	139,681	4,518,680
Security Description	Shares	Value
Viad Corp. (a) (b)	87,864	$3,989,904
		127,723,983
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	352,845	6,619,372
Applied Optoelectronics, Inc. (a)	184,689	1,326,067
CalAmp Corp. (a)	153,793	1,530,240
Comtech Telecommunications Corp.	189,428	4,851,251
Digi International, Inc. (a)	104,043	2,186,984
Extreme Networks, Inc. (a)	515,369	5,076,385
Harmonic, Inc. (a) (b)	384,582	3,365,093
NETGEAR, Inc. (a)	221,938	7,082,042
Plantronics, Inc. (a) (b)	95,533	2,456,153
		34,493,587
CONSTRUCTION & ENGINEERING — 0.7%
Arcosa, Inc.	161,768	8,115,901
Granite Construction, Inc.	325,767	12,884,085
Matrix Service Co. (a)	192,742	2,016,081
MYR Group, Inc. (a)	53,651	5,338,274
		28,354,341
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	214,847	10,585,512
Enova International, Inc. (a)	267,923	9,256,740
EZCORP, Inc. Class A (a)	385,662	2,919,461
World Acceptance Corp. (a) (b)	9,902	1,877,221
		24,638,934
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	158,010	3,092,256
O-I Glass, Inc. (a)	1,119,866	15,980,488
		19,072,744
DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)	351,469	13,289,043
American Public Education, Inc. (a)	61,747	1,581,341
Perdoceo Education Corp. (a)	273,267	2,885,699
Regis Corp. (a) (b)	122,512	426,342
Strategic Education, Inc.	160,884	11,342,322
WW International, Inc. (a)	227,980	4,160,635
		33,685,382
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	79,925	3,744,486
Cogent Communications Holdings, Inc.	111,196	7,877,125
Consolidated Communications Holdings, Inc. (a)	523,938	4,814,990
		16,436,601
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	80,134	4,263,129
Encore Wire Corp.	146,737	13,915,070

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Powell Industries, Inc. (b)	68,634	$1,686,337
		19,864,536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Benchmark Electronics, Inc.	258,576	6,906,565
CTS Corp.	110,762	3,423,653
Daktronics, Inc. (a)	272,125	1,477,639
ePlus, Inc. (a)	95,867	9,836,913
Fabrinet (a)	99,569	10,206,818
FARO Technologies, Inc. (a)	56,192	3,697,996
Insight Enterprises, Inc. (a) (b)	248,469	22,382,088
Itron, Inc. (a)	154,300	11,669,709
Knowles Corp. (a)	653,861	12,253,355
Methode Electronics, Inc.	163,699	6,883,543
OSI Systems, Inc. (a)	57,098	5,412,890
PC Connection, Inc.	79,844	3,515,531
Plexus Corp. (a)	88,264	7,891,684
Rogers Corp. (a)	62,520	11,658,730
Sanmina Corp. (a)	463,651	17,869,110
ScanSource, Inc. (a)	185,023	6,436,950
TTM Technologies, Inc. (a)	765,197	9,618,526
		151,141,700
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	950,907	7,844,983
Bristow Group, Inc. (a)	168,339	5,358,230
Core Laboratories NV	202,466	5,618,431
Dril-Quip, Inc. (a)	259,173	6,525,976
Helix Energy Solutions Group, Inc. (a)	1,045,704	4,057,332
Helmerich & Payne, Inc.	768,803	21,072,890
Nabors Industries, Ltd. (a)	54,509	5,259,028
Oceaneering International, Inc. (a)	707,761	9,427,377
Oil States International, Inc. (a) (b)	445,871	2,849,116
Patterson-UTI Energy, Inc.	1,342,305	12,080,745
ProPetro Holding Corp. (a)	607,732	5,256,882
RPC, Inc. (a) (b)	451,592	2,194,737
US Silica Holdings, Inc. (a)	543,024	4,338,762
		91,884,489
ENTERTAINMENT — 0.4%
Cinemark Holdings, Inc. (a) (b)	757,128	14,544,429
Marcus Corp. (a) (b)	159,070	2,775,771
		17,320,200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.5%
Acadia Realty Trust REIT	631,620	12,891,364
Agree Realty Corp. REIT	245,404	16,253,107
Alexander & Baldwin, Inc. REIT (a)	515,183	12,075,890
American Assets Trust, Inc. REIT	372,077	13,923,121
Armada Hoffler Properties, Inc. REIT	443,077	5,923,939
Security Description	Shares	Value
Brandywine Realty Trust REIT (b)	1,216,564	$16,326,289
CareTrust REIT, Inc.	345,479	7,020,133
Centerspace REIT	41,609	3,932,051
Chatham Lodging Trust REIT (a)	346,266	4,241,759
DiamondRock Hospitality Co. REIT (a)	1,497,649	14,152,783
Diversified Healthcare Trust REIT	1,682,522	5,703,750
Easterly Government Properties, Inc. REIT (b)	338,574	6,994,939
Four Corners Property Trust, Inc. REIT	244,937	6,579,008
Franklin Street Properties Corp. REIT	703,339	3,263,493
GEO Group, Inc. REIT (b)	879,407	6,569,170
Getty Realty Corp. REIT	148,309	4,346,937
Global Net Lease, Inc. REIT	717,222	11,489,896
Hersha Hospitality Trust REIT (a)	239,782	2,237,166
Independence Realty Trust, Inc. REIT (b)	381,026	7,753,879
Industrial Logistics Properties Trust REIT	261,000	6,632,010
iStar, Inc. REIT (b)	509,855	12,787,163
Kite Realty Group Trust REIT (b)	600,995	12,236,258
Lexington Realty Trust REIT	1,265,330	16,132,957
LTC Properties, Inc. REIT (b)	173,908	5,511,145
Mack-Cali Realty Corp. REIT (a)	567,763	9,720,103
NexPoint Residential Trust, Inc. REIT	69,753	4,316,316
Office Properties Income Trust REIT	351,126	8,894,022
Retail Opportunity Investments Corp. REIT	876,027	15,260,390
Retail Properties of America, Inc. Class A REIT	1,530,430	19,711,938
RPT Realty REIT	589,776	7,525,542
Saul Centers, Inc. REIT	55,645	2,451,719
Service Properties Trust REIT	1,171,926	13,137,290
SITE Centers Corp. REIT	1,278,176	19,735,037
Summit Hotel Properties, Inc. REIT (a)	768,992	7,405,393
Tanger Factory Outlet Centers, Inc. REIT (b)	489,683	7,981,833
Uniti Group, Inc. REIT (b)	594,896	7,358,864
Universal Health Realty Income Trust REIT	48,157	2,661,637
Urstadt Biddle Properties, Inc. Class A REIT	215,353	4,076,632
Washington Real Estate Investment Trust (b)	602,083	14,901,554
Whitestone REIT	309,561	3,027,507

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT (a)	812,456	$14,412,969
		377,556,953
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	224,962	6,935,579
Chefs' Warehouse, Inc. (a)	237,083	7,721,793
PriceSmart, Inc.	95,944	7,440,457
SpartanNash Co.	265,047	5,804,529
United Natural Foods, Inc. (a)	192,387	9,315,379
		37,217,737
FOOD PRODUCTS — 1.5%
Calavo Growers, Inc.	72,490	2,772,018
Cal-Maine Foods, Inc.	112,681	4,074,545
Fresh Del Monte Produce, Inc. (b)	237,904	7,665,267
J&J Snack Foods Corp.	60,608	9,262,115
John B Sanfilippo & Son, Inc.	64,485	5,269,714
Seneca Foods Corp. Class A (a)	47,571	2,293,874
Simply Good Foods Co. (a)	329,352	11,359,350
TreeHouse Foods, Inc. (a) (b)	396,648	15,818,322
		58,515,205
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	62,560	7,510,328
Northwest Natural Holding Co.	217,791	10,016,208
South Jersey Industries, Inc.	800,844	17,025,944
		34,552,480
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
AngioDynamics, Inc. (a)	180,285	4,676,593
Cardiovascular Systems, Inc. (a)	138,600	4,550,238
CONMED Corp.	91,234	11,936,144
CryoLife, Inc. (a) (b)	132,861	2,961,472
Cutera, Inc. (a) (b)	66,553	3,101,370
Glaukos Corp. (a)	121,792	5,866,720
Inogen, Inc. (a)	78,525	3,383,642
Integer Holdings Corp. (a)	140,773	12,576,660
Invacare Corp. (a) (b)	267,622	1,273,881
Lantheus Holdings, Inc. (a)	480,469	12,338,444
Natus Medical, Inc. (a)	247,931	6,218,109
OraSure Technologies, Inc. (a) (b)	188,371	2,130,476
Orthofix Medical, Inc. (a)	89,998	3,430,724
Surmodics, Inc. (a)	36,335	2,020,226
Varex Imaging Corp. (a) (b)	285,349	8,046,842
		84,511,541
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AMN Healthcare Services, Inc. (a)	124,360	14,270,310
Apollo Medical Holdings, Inc. (a) (b)	98,775	8,993,464
CorVel Corp. (a)	23,318	4,342,278
Covetrus, Inc. (a)	289,516	5,251,820
Security Description	Shares	Value
Cross Country Healthcare, Inc. (a)	256,708	$5,452,478
Hanger, Inc. (a)	99,025	2,174,589
Magellan Health, Inc. (a)	165,634	15,660,694
MEDNAX, Inc. (a)	373,939	10,631,086
Owens & Minor, Inc.	259,077	8,106,519
RadNet, Inc. (a)	163,454	4,790,837
Select Medical Holdings Corp.	370,340	13,395,198
Tivity Health, Inc. (a) (b)	98,999	2,282,917
US Physical Therapy, Inc. (b)	42,603	4,711,892
		100,064,082
HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs & Systems, Inc. (a)	52,078	1,846,686
HealthStream, Inc. (a)	111,493	3,186,470
NextGen Healthcare, Inc. (a)	214,025	3,017,752
		8,050,908
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (a)	169,234	7,067,212
Bloomin' Brands, Inc. (a)	577,701	14,442,525
Brinker International, Inc. (a)	152,915	7,500,481
Cheesecake Factory, Inc. (a)	223,972	10,526,684
Chuy's Holdings, Inc. (a)	145,262	4,580,111
Dave & Buster's Entertainment, Inc. (a)	273,427	10,480,457
El Pollo Loco Holdings, Inc. (a)	70,725	1,195,252
Fiesta Restaurant Group, Inc. (a)	126,861	1,390,396
Monarch Casino & Resort, Inc. (a)	46,333	3,103,848
Red Robin Gourmet Burgers, Inc. (a) (b)	113,270	2,612,006
Ruth's Hospitality Group, Inc. (a)	145,522	3,013,761
		65,912,733
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	26,087	6,175,836
Ethan Allen Interiors, Inc.	160,113	3,794,678
La-Z-Boy, Inc.	161,148	5,193,800
M/I Homes, Inc. (a)	208,417	12,046,503
MDC Holdings, Inc.	168,325	7,864,144
Universal Electronics, Inc. (a)	57,785	2,845,911
		37,920,872
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	27,666	1,327,968
Central Garden & Pet Co. Class A (a)	113,794	4,893,142
		6,221,110
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc. (a)	149,000	8,583,890
INSURANCE — 3.4%
Ambac Financial Group, Inc. (a)	219,493	3,143,140

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	586,185	$17,333,490
AMERISAFE, Inc.	87,264	4,900,746
Assured Guaranty, Ltd.	520,215	24,351,264
Employers Holdings, Inc.	205,543	8,116,893
Genworth Financial, Inc. Class A (a)	3,607,557	13,528,339
Horace Mann Educators Corp.	294,712	11,726,591
James River Group Holdings, Ltd.	163,400	6,165,082
ProAssurance Corp.	392,216	9,326,896
Safety Insurance Group, Inc.	103,519	8,203,881
Selectquote, Inc. (a) (b)	287,582	3,718,435
SiriusPoint, Ltd. (a)	617,795	5,720,782
Stewart Information Services Corp.	190,967	12,080,572
United Fire Group, Inc.	159,308	3,680,015
Universal Insurance Holdings, Inc.	212,277	2,768,092
		134,764,218
INTERNET & DIRECT MARKETING RETAIL — 0.0% (d)
Liquidity Services, Inc. (a)	65,674	1,419,215
IT SERVICES — 0.3%
BM Technologies, Inc. (a)	36,439	324,307
CSG Systems International, Inc.	118,961	5,733,920
Unisys Corp. (a)	267,742	6,731,034
		12,789,261
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Sturm Ruger & Co., Inc. (b)	48,597	3,585,487
MACHINERY — 4.2%
Albany International Corp. Class A	112,987	8,685,311
Astec Industries, Inc.	64,880	3,491,193
Barnes Group, Inc.	330,986	13,812,046
CIRCOR International, Inc. (a)	96,039	3,170,247
Enerpac Tool Group Corp.	258,032	5,349,003
EnPro Industries, Inc.	146,438	12,757,679
ESCO Technologies, Inc.	75,403	5,806,031
Greenbrier Cos., Inc. (b)	229,738	9,876,437
Hillenbrand, Inc.	180,536	7,699,860
John Bean Technologies Corp.	88,082	12,379,925
Lindsay Corp.	32,107	4,873,521
Lydall, Inc. (a)	66,808	4,148,109
Meritor, Inc. (a)	498,164	10,615,875
Mueller Industries, Inc.	243,432	10,005,055
SPX Corp. (a)	138,405	7,397,747
SPX FLOW, Inc.	183,633	13,423,572
Standex International Corp.	86,538	8,559,474
Tennant Co.	73,207	5,413,658
Titan International, Inc. (a)	204,291	1,462,724
Wabash National Corp.	363,588	5,501,086
Watts Water Technologies, Inc. Class A	68,545	11,521,729
		165,950,282
Security Description	Shares	Value
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	207,213	$9,654,054
EW Scripps Co. Class A	415,113	7,496,941
Gannett Co., Inc. (a)	989,580	6,610,394
Meredith Corp. (a)	288,480	16,068,336
Scholastic Corp.	221,159	7,884,318
		47,714,043
METALS & MINING — 2.0%
Allegheny Technologies, Inc. (a) (b)	905,613	15,060,344
Arconic Corp. (a) (b)	341,898	10,783,463
Carpenter Technology Corp.	341,093	11,167,385
Century Aluminum Co. (a) (b)	146,652	1,972,469
Haynes International, Inc.	91,098	3,393,401
Kaiser Aluminum Corp.	112,792	12,289,816
Materion Corp.	92,022	6,316,390
Olympic Steel, Inc.	65,789	1,602,620
SunCoke Energy, Inc.	603,250	3,788,410
TimkenSteel Corp. (a) (b)	289,672	3,788,910
Warrior Met Coal, Inc.	364,382	8,479,169
		78,642,377
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.4%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	942,523	13,977,616
ARMOUR Residential REIT, Inc. (b)	587,170	6,329,693
Capstead Mortgage Corp. REIT	707,643	4,734,132
Ellington Financial, Inc. REIT (b)	327,028	5,981,342
Granite Point Mortgage Trust, Inc. REIT	398,055	5,242,384
Invesco Mortgage Capital, Inc. REIT (b)	1,337,557	4,213,304
KKR Real Estate Finance Trust, Inc. REIT (b)	285,122	6,016,074
New York Mortgage Trust, Inc. REIT	2,695,572	11,483,137
PennyMac Mortgage Investment Trust REIT (b)	696,093	13,706,071
Ready Capital Corp. REIT	414,108	5,975,578
Redwood Trust, Inc. REIT	521,012	6,715,845
Two Harbors Investment Corp. REIT (b)	1,581,964	10,029,652
		94,404,828
MULTI-UTILITIES — 0.6%
Avista Corp.	496,352	19,417,290
Unitil Corp.	112,119	4,796,451
		24,213,741
MULTILINE RETAIL — 1.3%
Macy's, Inc.	2,227,095	50,332,347
OIL, GAS & CONSUMABLE FUELS — 4.6%
Callon Petroleum Co. (a) (b)	279,378	13,711,872
CONSOL Energy, Inc. (a) (b)	217,527	5,660,053
Dorian LPG, Ltd.	83,274	1,033,430

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Green Plains, Inc. (a) (b)	381,521	$12,456,661
Laredo Petroleum, Inc. (a) (b)	95,492	7,741,536
Matador Resources Co.	445,820	16,958,993
Par Pacific Holdings, Inc. (a)	332,868	5,232,685
PBF Energy, Inc. Class A (a)	671,754	8,712,649
PDC Energy, Inc.	703,965	33,360,901
Penn Virginia Corp. (a)	111,202	2,965,757
Range Resources Corp. (a)	795,019	17,991,280
REX American Resources Corp. (a)	38,324	3,060,938
SM Energy Co.	863,555	22,780,581
Southwestern Energy Co. (a) (b)	2,036,603	11,282,781
Talos Energy, Inc. (a) (b)	286,963	3,951,481
World Fuel Services Corp.	451,834	15,190,659
		182,092,257
PAPER & FOREST PRODUCTS — 1.1%
Clearwater Paper Corp. (a) (b)	120,717	4,627,082
Domtar Corp. (a) (b)	358,754	19,566,443
Glatfelter Corp.	327,797	4,621,938
Mercer International, Inc.	289,142	3,351,156
Neenah, Inc.	121,749	5,674,721
Schweitzer-Mauduit International, Inc.	222,755	7,720,688
		45,562,028
PERSONAL PRODUCTS — 0.7%
Edgewell Personal Care Co. (b)	386,723	14,038,045
elf Beauty, Inc. (a)	161,151	4,681,437
Inter Parfums, Inc.	70,961	5,305,754
USANA Health Sciences, Inc. (a)	31,006	2,858,753
		26,883,989
PHARMACEUTICALS — 0.8%
Amphastar Pharmaceuticals, Inc. (a)	99,549	1,892,427
ANI Pharmaceuticals, Inc. (a)	47,948	1,573,653
Cara Therapeutics, Inc. (a) (b)	104,878	1,620,365
Endo International PLC (a) (b)	678,961	2,199,834
Phibro Animal Health Corp. Class A	147,752	3,182,578
Prestige Consumer Healthcare, Inc. (a)	356,575	20,007,423
		30,476,280
PROFESSIONAL SERVICES — 1.1%
Heidrick & Struggles International, Inc.	142,898	6,377,538
Kelly Services, Inc. Class A	246,636	4,656,488
Korn Ferry	239,959	17,363,433
ManTech International Corp. Class A	64,006	4,859,335
Resources Connection, Inc.	221,599	3,496,832
TrueBlue, Inc. (a)	257,937	6,984,934
		43,738,560
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	93,583	$3,801,342
RE/MAX Holdings, Inc. Class A	75,918	2,365,605
Realogy Holdings Corp. (a)	829,193	14,544,045
		20,710,992
ROAD & RAIL — 0.4%
ArcBest Corp.	181,728	14,859,899
Heartland Express, Inc.	166,200	2,662,524
		17,522,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Axcelis Technologies, Inc. (a)	85,331	4,013,117
DSP Group, Inc. (a)	81,990	1,796,401
Ichor Holdings, Ltd. (a)	103,151	4,238,475
Kulicke & Soffa Industries, Inc.	224,880	13,106,006
PDF Solutions, Inc. (a)	84,420	1,945,037
Photronics, Inc. (a)	233,628	3,184,350
Rambus, Inc. (a)	448,496	9,956,611
SMART Global Holdings, Inc. (a)	163,333	7,268,318
Veeco Instruments, Inc. (a) (b)	164,642	3,656,699
		49,165,014
SOFTWARE — 0.8%
Bottomline Technologies DE, Inc. (a)	114,660	4,503,845
InterDigital, Inc. (b)	218,533	14,820,908
Progress Software Corp.	111,304	5,475,043
Xperi Holding Corp.	280,376	5,282,284
		30,082,080
SPECIALTY RETAIL — 5.9%
Aaron's Co., Inc.	237,520	6,541,301
Abercrombie & Fitch Co. Class A (a)	438,032	16,483,144
America's Car-Mart, Inc. (a) (b)	16,549	1,932,592
Asbury Automotive Group, Inc. (a)	137,930	27,136,348
Barnes & Noble Education, Inc. (a)	257,193	2,569,358
Bed Bath & Beyond, Inc. (a)	744,173	12,855,589
Boot Barn Holdings, Inc. (a)	85,784	7,623,624
Buckle, Inc.	124,513	4,929,470
Caleres, Inc.	278,107	6,179,538
Cato Corp. Class A	144,825	2,395,405
Chico's FAS, Inc. (a)	890,706	3,999,270
Children's Place, Inc. (a) (b)	101,302	7,623,988
Conn's, Inc. (a) (b)	138,669	3,165,813
Designer Brands, Inc. Class A (a) (b)	436,264	6,077,158
Genesco, Inc. (a) (b)	102,111	5,894,868
Group 1 Automotive, Inc.	128,830	24,204,580
Guess?, Inc.	283,103	5,947,994
Haverty Furniture Cos., Inc. (b)	61,287	2,065,985
Monro, Inc.	238,275	13,703,195
ODP Corp. (a)	337,607	13,558,297

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Sally Beauty Holdings, Inc. (a)	803,871	$13,545,226
Shoe Carnival, Inc.	125,166	4,057,882
Signet Jewelers, Ltd.	375,754	29,669,536
Sonic Automotive, Inc. Class A (b)	153,433	8,061,370
Zumiez, Inc. (a) (b)	71,533	2,844,152
		233,065,683
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	472,210	13,018,830
Diebold Nixdorf, Inc. (a) (b)	268,495	2,714,484
		15,733,314
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Fossil Group, Inc. (a)	158,571	1,879,066
G-III Apparel Group, Ltd. (a)	316,303	8,951,375
Kontoor Brands, Inc. (b)	188,208	9,400,990
Movado Group, Inc. (b)	120,604	3,797,820
Oxford Industries, Inc.	112,671	10,159,544
Steven Madden, Ltd.	334,058	13,415,769
Unifi, Inc. (a)	100,847	2,211,575
Vera Bradley, Inc. (a) (b)	171,511	1,613,919
Wolverine World Wide, Inc.	362,198	10,807,988
		62,238,046
THRIFTS & MORTGAGE FINANCE — 2.1%
Capitol Federal Financial, Inc.	916,233	10,527,517
Flagstar Bancorp, Inc.	149,665	7,599,988
HomeStreet, Inc.	151,165	6,220,440
Meta Financial Group, Inc.	102,087	5,357,526
Northfield Bancorp, Inc.	324,957	5,576,262
Northwest Bancshares, Inc.	901,378	11,970,300
Provident Financial Services, Inc.	553,242	12,984,590
TrustCo Bank Corp.	142,230	4,547,093
WSFS Financial Corp.	338,229	17,354,530
		82,138,246
TOBACCO — 0.4%
Universal Corp.	174,196	8,418,893
Vector Group, Ltd.	478,683	6,103,208
		14,522,101
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	110,082	9,921,691
Boise Cascade Co.	279,830	15,105,223
DXP Enterprises, Inc. (a)	128,384	3,796,315
GMS, Inc. (a)	306,353	13,418,261
NOW, Inc. (a)	800,987	6,127,551
Veritiv Corp. (a)	100,471	8,998,183
		57,367,224
WATER UTILITIES — 0.7%
American States Water Co.	120,637	10,316,876
Security Description	Shares	Value
California Water Service Group	151,633	$8,935,733
Middlesex Water Co. (b)	69,890	7,183,294
		26,435,903
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	129,389	4,086,105
TOTAL COMMON STOCKS (Cost $3,406,219,476)		3,958,232,827
WARRANTS — 0.0% (a) (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	104,629
TOTAL WARRANTS (Cost $0)		104,629
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	6,689,195	6,690,533
State Street Navigator Securities Lending Portfolio II (g) (h)	83,297,865	83,297,865
TOTAL SHORT-TERM INVESTMENTS (Cost $89,988,398)		89,988,398
TOTAL INVESTMENTS — 102.0% (Cost $3,496,207,874)		4,048,325,854
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(80,321,549)
NET ASSETS — 100.0%		$3,968,004,305
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,958,232,827	$—	$—	$3,958,232,827
Warrants	104,629	—	—	104,629
Short-Term Investments	89,988,398	—	—	89,988,398
TOTAL INVESTMENTS	$4,048,325,854	$—	$—	$4,048,325,854
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,709,553	$2,710,365	$57,883,085	$53,903,131	$214	$—	6,689,195	$6,690,533	$461
State Street Navigator Securities Lending Portfolio II	112,194,931	112,194,931	118,642,936	147,540,002	—	—	83,297,865	83,297,865	39,788
Total		$114,905,296	$176,526,021	$201,443,133	$214	$—		$89,988,398	$40,249
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	753,964	$24,451,053
Aerojet Rocketdyne Holdings, Inc.	1,205,904	52,517,119
AeroVironment, Inc. (a)	294,456	25,417,442
Astronics Corp. (a) (b)	556,405	7,823,054
Axon Enterprise, Inc. (a)	284,242	49,748,035
Boeing Co. (a)	243,059	53,458,396
BWX Technologies, Inc.	753,442	40,580,386
Curtiss-Wright Corp.	339,173	42,796,849
Ducommun, Inc. (a)	89,689	4,515,841
General Dynamics Corp.	253,465	49,686,744
HEICO Corp.	410,804	54,172,723
Hexcel Corp. (a)	919,087	54,584,577
Howmet Aerospace, Inc.	1,637,056	51,076,147
Huntington Ingalls Industries, Inc.	257,847	49,779,942
Kaman Corp.	316,815	11,300,791
Kratos Defense & Security Solutions, Inc. (a)	2,019,837	45,062,563
L3Harris Technologies, Inc.	220,640	48,593,754
Lockheed Martin Corp.	147,728	50,980,933
Maxar Technologies, Inc. (b)	1,662,563	47,083,784
Mercury Systems, Inc. (a)	856,774	40,628,223
Moog, Inc. Class A	221,471	16,882,734
National Presto Industries, Inc.	32,212	2,643,961
Northrop Grumman Corp.	144,290	51,966,044
PAE, Inc. (a) (b)	1,228,512	7,346,502
Parsons Corp. (a) (b)	871,597	29,425,115
Raytheon Technologies Corp.	615,760	52,930,730
Spirit AeroSystems Holdings, Inc. Class A	1,340,008	59,214,954
Textron, Inc.	724,419	50,571,690
TransDigm Group, Inc. (a)	85,195	53,210,241
Triumph Group, Inc. (a)	1,604,665	29,894,909
Security Description	Shares	Value
Vectrus, Inc. (a)	119,101	$5,988,398
Virgin Galactic Holdings, Inc. (a)	2,031,354	51,393,256
TOTAL COMMON STOCKS (Cost $1,252,444,005)		1,215,726,890
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,183,623	1,183,860
State Street Navigator Securities Lending Portfolio II (e) (f)	1,647,694	1,647,694
TOTAL SHORT-TERM INVESTMENTS (Cost $2,831,554)		2,831,554
TOTAL INVESTMENTS — 100.2% (Cost $1,255,275,559)		1,218,558,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,852,373)
NET ASSETS — 100.0%		$1,216,706,071
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,215,726,890	$—	$—	$1,215,726,890
Short-Term Investments	2,831,554	—	—	2,831,554
TOTAL INVESTMENTS	$1,218,558,444	$—	$—	$1,218,558,444
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,353,875	$2,354,581	$2,476,287	$3,647,008	$—	$—	1,183,623	$1,183,860	$142
State Street Navigator Securities Lending Portfolio II	2,610,218	2,610,218	124,014,151	124,976,675	—	—	1,647,694	1,647,694	6,842
Total		$4,964,799	$126,490,438	$128,623,683	$—	$—		$2,831,554	$6,984
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 2.7%
Bank of New York Mellon Corp.	872,909	$45,251,603
Northern Trust Corp.	402,651	43,409,804
		88,661,407
DIVERSIFIED BANKS — 7.1%
Bank of America Corp.	1,125,085	47,759,858
Citigroup, Inc.	651,209	45,701,848
JPMorgan Chase & Co.	287,984	47,140,101
US Bancorp	817,092	48,567,949
Wells Fargo & Co.	1,022,091	47,435,243
		236,604,999
OTHER DIVERSIFIED FINANCIAL SERVICES — 2.7%
Equitable Holdings, Inc.	1,530,203	45,355,217
Voya Financial, Inc. (a)	712,933	43,766,957
		89,122,174
REGIONAL BANKS — 75.2%
Ameris Bancorp (a)	598,129	31,030,932
Associated Banc-Corp.	2,112,003	45,239,104
Atlantic Union Bankshares Corp.	483,510	17,817,343
BancorpSouth Bank (a)	1,159,371	34,526,068
Bank of Hawaii Corp.	336,945	27,686,771
Bank OZK	823,822	35,407,870
BankUnited, Inc.	838,832	35,079,954
Banner Corp.	216,568	11,956,719
BOK Financial Corp. (a)	208,321	18,655,146
Cadence BanCorp	1,008,603	22,148,922
Cathay General Bancorp	419,467	17,361,739
CIT Group, Inc.	853,953	44,362,858
Citizens Financial Group, Inc.	1,057,426	49,677,873
Columbia Banking System, Inc.	456,872	17,356,567
Comerica, Inc.	622,410	50,104,005
Commerce Bancshares, Inc.	570,232	39,733,766
Community Bank System, Inc.	247,771	16,952,492
Cullen/Frost Bankers, Inc.	408,643	48,473,233
CVB Financial Corp.	676,129	13,772,748
East West Bancorp, Inc.	630,726	48,906,494
Eastern Bankshares, Inc.	991,418	20,125,785
Fifth Third Bancorp	1,171,992	49,739,340
First BanCorp	2,610,607	34,329,482
First Citizens BancShares, Inc. Class A	52,460	44,232,698
First Financial Bancorp	513,482	12,020,614
First Financial Bankshares, Inc. (a)	634,091	29,136,481
First Hawaiian, Inc.	1,016,423	29,832,015
Security Description	Shares	Value
First Horizon Corp. (a)	2,973,036	$48,430,756
First Merchants Corp.	222,751	9,319,902
First Midwest Bancorp, Inc.	959,785	18,245,513
First Republic Bank	229,312	44,229,699
FNB Corp.	3,244,212	37,697,743
Fulton Financial Corp.	1,276,656	19,507,304
Glacier Bancorp, Inc.	504,092	27,901,492
Hancock Whitney Corp.	547,703	25,807,765
Hilltop Holdings, Inc. (a)	768,592	25,109,901
Home BancShares, Inc.	997,100	23,461,763
Hope Bancorp, Inc.	1,084,356	15,658,101
Huntington Bancshares, Inc.	2,951,748	45,634,024
Independent Bank Corp. (a)	292,931	22,306,696
Independent Bank Group, Inc.	219,738	15,610,187
Investors Bancorp, Inc.	2,739,665	41,396,338
KeyCorp.	2,280,292	49,299,913
M&T Bank Corp.	333,758	49,843,420
Old National Bancorp	2,041,778	34,608,137
Pacific Premier Bancorp, Inc.	518,664	21,493,436
PacWest Bancorp	977,659	44,307,506
People's United Financial, Inc.	2,833,614	49,503,237
Pinnacle Financial Partners, Inc. (a)	418,866	39,406,913
PNC Financial Services Group, Inc.	236,467	46,262,404
Popular, Inc.	615,686	47,820,332
Prosperity Bancshares, Inc.	581,166	41,338,338
Regions Financial Corp.	2,323,586	49,515,618
Renasant Corp.	421,051	15,178,889
Signature Bank	172,395	46,939,711
Silvergate Capital Corp. Class A (b)	408,007	47,124,808
Simmons First National Corp. Class A	528,770	15,630,441
SouthState Corp.	628,592	46,936,965
Sterling Bancorp	2,036,402	50,828,594
SVB Financial Group (b)	76,502	49,487,614
Synovus Financial Corp.	1,125,735	49,408,509
Texas Capital Bancshares, Inc. (b)	644,673	38,693,273
Truist Financial Corp.	820,837	48,142,090
Trustmark Corp. (a)	299,889	9,662,424
UMB Financial Corp.	228,247	22,073,767
Umpqua Holdings Corp.	1,985,139	40,199,065
United Bankshares, Inc.	678,425	24,681,101
United Community Banks, Inc.	574,727	18,862,540
Valley National Bancorp	2,916,348	38,816,592
Webster Financial Corp.	932,335	50,774,964
Western Alliance Bancorp	472,445	51,411,465
Wintrust Financial Corp.	405,705	32,606,511
Zions Bancorp NA	789,649	48,871,377
		2,485,714,157

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 12.0%
Axos Financial, Inc. (b)	318,341	$16,407,295
Essent Group, Ltd.	765,561	33,692,340
Flagstar Bancorp, Inc.	590,897	30,005,750
MGIC Investment Corp.	3,006,529	44,977,674
Mr Cooper Group, Inc. (b)	768,720	31,648,202
New York Community Bancorp, Inc.	3,668,834	47,217,894
NMI Holdings, Inc. Class A (b)	602,810	13,629,534
PennyMac Financial Services, Inc.	709,050	43,344,226
Radian Group, Inc.	1,723,277	39,152,853
Rocket Cos., Inc. Class A (a)	2,727,876	43,755,131
Walker & Dunlop, Inc.	145,745	16,542,058
Washington Federal, Inc.	572,304	19,635,750
WSFS Financial Corp.	316,146	16,221,451
		396,230,158
TOTAL COMMON STOCKS (Cost $3,236,660,266)		3,296,332,895
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	4,594,345	4,595,264
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	40,032,973	$40,032,973
TOTAL SHORT-TERM INVESTMENTS (Cost $44,628,237)		44,628,237
TOTAL INVESTMENTS — 101.1% (Cost $3,281,288,503)		3,340,961,132
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(35,778,978)
NET ASSETS — 100.0%		$3,305,182,154
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,296,332,895	$—	$—	$3,296,332,895
Short-Term Investments	44,628,237	—	—	44,628,237
TOTAL INVESTMENTS	$3,340,961,132	$—	$—	$3,340,961,132
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,773,419	$1,773,951	$28,263,215	$25,441,670	$(145)	$(87)	4,594,345	$4,595,264	$505
State Street Navigator Securities Lending Portfolio II	33,030,723	33,030,723	200,901,212	193,898,962	—	—	40,032,973	40,032,973	22,036
Total		$34,804,674	$229,164,427	$219,340,632	$(145)	$(87)		$44,628,237	$22,541
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
AbbVie, Inc.	511,907	$55,219,408
ACADIA Pharmaceuticals, Inc. (a)	3,394,560	56,383,642
Acceleron Pharma, Inc. (a)	412,242	70,946,848
Achillion Pharmaceuticals, Inc. (b)	51,865	75,464
Agenus, Inc. (a) (b)	8,399,796	44,098,929
Agios Pharmaceuticals, Inc. (a) (b)	1,208,605	55,777,121
Akebia Therapeutics, Inc. (a) (b) (c)	11,808,471	34,008,396
Akero Therapeutics, Inc. (a) (b)	736,227	16,454,673
Albireo Pharma, Inc. (a) (b)	732,594	22,856,933
Aldeyra Therapeutics, Inc. (a) (b)	2,537,544	22,279,636
Alector, Inc. (a) (b)	2,399,327	54,752,642
Alkermes PLC (a) (b)	1,788,650	55,161,966
Allakos, Inc. (a) (b)	518,490	54,892,536
Allogene Therapeutics, Inc. (a) (b)	2,207,079	56,721,930
Allovir, Inc. (a) (b)	684,318	17,149,009
Alnylam Pharmaceuticals, Inc. (a)	288,075	54,391,441
Altimmune, Inc. (a) (b) (c)	2,874,353	32,508,932
ALX Oncology Holdings, Inc. (a)	536,661	39,637,781
Amgen, Inc.	255,482	54,328,247
Amicus Therapeutics, Inc. (a)	4,995,341	47,705,507
AnaptysBio, Inc. (a) (b)	528,213	14,325,137
Anavex Life Sciences Corp. (a) (b)	2,919,417	52,403,535
Anika Therapeutics, Inc. (a) (b)	257,418	10,955,710
Apellis Pharmaceuticals, Inc. (a)	1,563,654	51,538,036
Applied Molecular Transport, Inc. (a) (b)	817,786	21,156,124
Arcturus Therapeutics Holdings, Inc. (a) (b)	1,024,649	48,957,729
Arcus Biosciences, Inc. (a) (b)	1,442,291	50,292,687
Arcutis Biotherapeutics, Inc. (a) (b)	529,442	12,648,369
Arena Pharmaceuticals, Inc. (a)	919,446	54,753,009
Arrowhead Pharmaceuticals, Inc. (a)	853,489	53,283,318
Atara Biotherapeutics, Inc. (a) (b)	2,149,455	38,475,245
Avid Bioservices, Inc. (a) (b)	2,039,654	43,995,337
Avidity Biosciences, Inc. (a) (b)	726,686	17,898,276
Security Description	Shares	Value
Avita Therapeutics, Inc. (a) (b)	350,556	$6,211,852
Beam Therapeutics, Inc. (a) (b)	501,050	43,596,361
BioAtla, Inc. (a) (b)	697,547	20,535,784
BioCryst Pharmaceuticals, Inc. (a) (b)	3,592,438	51,623,334
Biogen, Inc. (a)	182,170	51,552,288
Biohaven Pharmaceutical Holding Co., Ltd. (a)	405,704	56,356,343
BioMarin Pharmaceutical, Inc. (a)	700,169	54,116,062
Bioxcel Therapeutics, Inc. (a) (b)	1,047,369	31,787,649
Bluebird Bio, Inc. (a) (b)	3,054,845	58,378,088
Blueprint Medicines Corp. (a) (b)	553,192	56,873,670
Bridgebio Pharma, Inc. (a) (b)	1,084,594	50,834,921
C4 Therapeutics, Inc. (a)	1,034,602	46,226,017
CareDx, Inc. (a)	786,178	49,820,100
Catalyst Pharmaceuticals, Inc. (a)	3,377,633	17,901,455
Celldex Therapeutics, Inc. (a)	1,001,031	54,045,664
CEL-SCI Corp. (a) (b) (c)	3,732,148	41,016,307
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,435,724	42,353,858
ChemoCentryx, Inc. (a) (b) (c)	3,540,129	60,536,206
Chimerix, Inc. (a)	2,231,439	13,812,607
Chinook Therapeutics, Inc. (a)	809,057	10,323,567
Clovis Oncology, Inc. (a) (b) (c)	12,525,522	55,863,828
Coherus Biosciences, Inc. (a) (b)	2,078,379	33,399,551
Cortexyme, Inc. (a) (b)	471,183	43,188,634
Crinetics Pharmaceuticals, Inc. (a)	482,498	10,156,583
Cue Biopharma, Inc. (a) (b)	683,439	9,957,706
Curis, Inc. (a) (b) (c)	6,261,174	49,024,992
Cytokinetics, Inc. (a) (b)	1,849,012	66,083,689
CytomX Therapeutics, Inc. (a) (b)	2,772,806	14,113,583
Deciphera Pharmaceuticals, Inc. (a) (b)	1,154,853	39,241,905
Denali Therapeutics, Inc. (a) (b)	1,057,717	53,361,823
Dermtech, Inc. (a) (b) (c)	1,545,593	49,628,991
Dicerna Pharmaceuticals, Inc. (a) (b)	2,516,929	50,741,289
Dynavax Technologies Corp. (a) (b)	3,108,817	59,720,375
Eagle Pharmaceuticals, Inc. (a) (b)	334,909	18,681,224
Editas Medicine, Inc. (a) (b)	825,468	33,910,225
Emergent BioSolutions, Inc. (a) (b)	956,460	47,889,952

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a) (b)	447,620	$25,429,292
Epizyme, Inc. (a) (b)	4,176,024	21,381,243
Exact Sciences Corp. (a) (b)	526,791	50,282,201
Exelixis, Inc. (a)	2,735,727	57,833,269
Fate Therapeutics, Inc. (a) (b)	798,033	47,299,416
FibroGen, Inc. (a) (b) (c)	4,816,897	49,228,687
Forma Therapeutics Holdings, Inc. (a)	914,474	21,206,652
G1 Therapeutics, Inc. (a) (b) (c)	3,677,754	49,355,459
Generation Bio Co. (a) (b)	996,990	24,994,539
Geron Corp. (a) (b)	6,827,492	9,353,664
Gilead Sciences, Inc.	769,061	53,718,911
Global Blood Therapeutics, Inc. (a) (b)	1,942,857	49,503,996
Gossamer Bio, Inc. (a) (b)	1,290,116	16,216,758
Halozyme Therapeutics, Inc. (a) (b)	1,323,980	53,859,506
Heron Therapeutics, Inc. (a) (b)	4,687,562	50,110,038
Horizon Therapeutics PLC (a)	506,749	55,509,285
Humanigen, Inc. (a) (b) (c)	7,940,333	47,086,175
Ideaya Biosciences, Inc. (a) (b)	551,910	14,068,186
IGM Biosciences, Inc. (a) (b)	507,447	33,369,715
ImmunityBio, Inc. (a) (b)	4,003,652	38,995,570
ImmunoGen, Inc. (a)	5,311,965	30,118,842
Immunovant, Inc. (a) (b)	3,316,427	28,819,751
Incyte Corp. (a)	767,902	52,816,300
Inovio Pharmaceuticals, Inc. (a) (b)	6,868,643	49,179,484
Insmed, Inc. (a) (b)	2,011,219	55,388,971
Intellia Therapeutics, Inc. (a)	339,679	45,567,938
Intercept Pharmaceuticals, Inc. (a) (b)	2,586,345	38,407,223
Invitae Corp. (a) (b)	1,751,751	49,802,281
Ionis Pharmaceuticals, Inc. (a) (b)	1,512,887	50,742,230
Iovance Biotherapeutics, Inc. (a) (b)	2,397,894	59,132,066
Ironwood Pharmaceuticals, Inc. (a) (b)	4,475,331	58,447,823
IVERIC bio, Inc. (a)	2,995,893	48,653,302
Kadmon Holdings, Inc. (a)	4,413,114	38,438,223
KalVista Pharmaceuticals, Inc. (a) (b)	676,130	11,798,469
Karuna Therapeutics, Inc. (a) (b)	458,575	56,097,480
Karyopharm Therapeutics, Inc. (a) (b) (c)	6,501,577	37,839,178
Keros Therapeutics, Inc. (a) (b)	426,633	16,877,601
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,510,083	17,199,845
Kodiak Sciences, Inc. (a) (b)	566,466	54,369,407
Krystal Biotech, Inc. (a) (b)	407,382	21,269,414
Security Description	Shares	Value
Kura Oncology, Inc. (a) (b)	1,973,723	$36,967,832
Kymera Therapeutics, Inc. (a)	818,907	48,102,597
Ligand Pharmaceuticals, Inc. (a) (b)	398,980	55,585,894
Lineage Cell Therapeutics, Inc. (a) (b)	3,397,972	8,562,889
MacroGenics, Inc. (a) (b)	1,820,432	38,119,846
Madrigal Pharmaceuticals, Inc. (a) (b)	551,131	43,974,742
MannKind Corp. (a) (b)	8,794,137	38,254,496
Mersana Therapeutics, Inc. (a) (b)	2,839,406	26,775,599
MiMedx Group, Inc. (a) (b)	1,384,681	8,391,167
Mirati Therapeutics, Inc. (a) (b)	329,660	58,320,151
Moderna, Inc. (a)	121,426	46,732,010
Morphic Holding, Inc. (a)	511,457	28,968,924
Myovant Sciences, Ltd. (a) (b)	1,993,203	44,727,475
Myriad Genetics, Inc. (a)	1,642,902	53,049,306
Natera, Inc. (a)	454,401	50,638,447
Neurocrine Biosciences, Inc. (a)	564,447	54,136,112
Nkarta, Inc. (a) (b)	893,693	24,853,602
Novavax, Inc. (a)	225,527	46,754,002
Nurix Therapeutics, Inc. (a) (b)	1,031,040	30,889,958
Ocugen, Inc. (a) (b)	7,635,707	54,824,376
OPKO Health, Inc. (a) (b)	14,742,436	53,809,891
Organogenesis Holdings, Inc. (a)	2,612,916	37,207,924
ORIC Pharmaceuticals, Inc. (a)	509,353	10,650,571
PMV Pharmaceuticals, Inc. (a) (b)	1,392,804	41,505,559
Precigen, Inc. (a) (b)	3,071,881	15,328,686
Precision BioSciences, Inc. (a) (b)	1,480,025	17,079,489
Prelude Therapeutics, Inc. (a) (b)	646,913	20,216,031
Protagonist Therapeutics, Inc. (a) (b)	1,211,532	21,468,347
Prothena Corp. PLC (a) (b)	714,946	50,925,604
PTC Therapeutics, Inc. (a)	1,303,877	48,517,263
Radius Health, Inc. (a) (b)	1,384,421	17,180,665
Recursion Pharmaceuticals, Inc. Class A (a)	1,192,750	27,445,178
Regeneron Pharmaceuticals, Inc. (a)	83,935	50,795,783
REGENXBIO, Inc. (a)	1,240,290	51,992,957
Relay Therapeutics, Inc. (a) (b)	1,628,324	51,341,056
Replimenu Group, Inc. (a) (b)	1,092,598	32,384,605
REVOLUTION Medicines, Inc. (a) (b)	1,739,839	47,862,971
Rhythm Pharmaceuticals, Inc. (a) (b)	1,451,718	18,959,437

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Rigel Pharmaceuticals, Inc. (a) (b)	5,174,931	$18,785,000
Rocket Pharmaceuticals, Inc. (a) (b)	1,545,777	46,203,275
Rubius Therapeutics, Inc. (a) (b)	1,508,362	26,969,513
Sage Therapeutics, Inc. (a)	1,208,554	53,551,028
Sana Biotechnology, Inc. (a) (b)	1,268,337	28,562,949
Sangamo Therapeutics, Inc. (a) (b)	3,489,586	31,441,170
Sarepta Therapeutics, Inc. (a) (b)	678,571	62,754,246
Scholar Rock Holding Corp. (a)	651,392	21,508,964
Seagen, Inc. (a)	360,469	61,207,636
Selecta Biosciences, Inc. (a)	2,723,736	11,330,742
Seres Therapeutics, Inc. (a) (b) (c)	8,712,977	60,642,320
Sorrento Therapeutics, Inc. (a) (b)	6,894,516	52,605,157
Spectrum Pharmaceuticals, Inc. (a) (b) (c)	12,100,458	26,378,998
Spero Therapeutics, Inc. (a) (b)	328,976	6,056,448
SpringWorks Therapeutics, Inc. (a) (b)	798,676	50,668,005
Stoke Therapeutics, Inc. (a)	569,616	14,491,031
Sutro Biopharma, Inc. (a) (b)	975,664	18,430,293
Syndax Pharmaceuticals, Inc. (a)	1,290,719	24,665,640
TCR2 Therapeutics, Inc. (a)	949,988	8,084,398
TG Therapeutics, Inc. (a) (b)	1,833,061	61,004,270
Travere Therapeutics, Inc. (a)	1,671,503	40,533,948
Turning Point Therapeutics, Inc. (a)	693,884	46,094,714
Twist Bioscience Corp. (a) (b)	449,755	48,110,292
Ultragenyx Pharmaceutical, Inc. (a) (b)	536,980	48,430,226
uniQure NV (a) (b)	1,070,420	34,264,144
United Therapeutics Corp. (a)	259,724	47,939,856
Vanda Pharmaceuticals, Inc. (a) (b)	1,430,385	24,516,799
Vaxart, Inc. (a) (b)	6,232,837	49,551,054
Vaxcyte, Inc. (a)	491,501	12,469,380
VBI Vaccines, Inc. (a) (b)	8,239,406	25,624,553
Veracyte, Inc. (a) (b)	1,121,874	52,111,047
Verastem, Inc. (a) (b)	7,585,914	23,364,615
Vericel Corp. (a) (b)	1,057,591	51,610,441
Vertex Pharmaceuticals, Inc. (a)	289,604	52,531,270
Viking Therapeutics, Inc. (a) (b)	2,301,361	14,452,547
Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	1,056,016	$45,957,816
VistaGen Therapeutics, Inc. (a)	4,325,808	11,852,714
Xencor, Inc. (a) (b)	793,919	25,929,395
Y-mAbs Therapeutics, Inc. (a) (b)	711,052	20,293,424
Zentalis Pharmaceuticals, Inc. (a) (b)	658,430	43,877,775
ZIOPHARM Oncology, Inc. (a) (b)	7,032,651	12,799,425
TOTAL COMMON STOCKS (Cost $8,777,884,721)		7,189,626,386
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	3,577,019	3,577,735
State Street Navigator Securities Lending Portfolio II (f) (g)	498,400,629	498,400,629
TOTAL SHORT-TERM INVESTMENTS (Cost $501,978,364)		501,978,364
TOTAL INVESTMENTS — 107.0% (Cost $9,279,863,085)		7,691,604,750
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(500,151,324)
NET ASSETS — 100.0%		$7,191,453,426
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,189,550,922	$75,464	$—	$7,189,626,386
Short-Term Investments	501,978,364	—	—	501,978,364
TOTAL INVESTMENTS	$7,691,529,286	$75,464	$—	$7,691,604,750
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
Adverum Biotechnologies, Inc.	7,775,227	$27,213,295	$8,691,007	$26,399,874	$(44,023,636)	$—*	—	$—*	$—
Akebia Therapeutics, Inc.	10,330,349	39,152,023	18,922,954	14,933,918	456,940	(9,589,602)	11,808,471	34,008,396	—
Altimmune, Inc.	3,151,954	31,046,747	22,242,252	28,026,670	855,307	6,391,296	2,874,353	32,508,932	—
Arcturus Therapeutics Holdings, Inc.	1,317,004	44,567,415	32,958,196	50,429,517	(1,713,866)	—*	—	—*	—
Athenex, Inc	7,074,314	32,683,331	11,288,962	35,924,436	(11,379,617)	—*	—	—*	—
CEL-SCI Corp.	2,039,362	17,701,662	31,108,128	11,255,628	98,253	3,363,892	3,732,148	41,016,307	—
ChemoCentryx, Inc.	3,718,648	49,792,697	32,464,384	35,680,820	(15,428,995)	29,388,940	3,540,129	60,536,206	—
Clovis Oncology, Inc.	7,836,192	45,449,914	42,002,355	19,475,868	(380,666)	(11,731,907)	12,525,522	55,863,828	—
Curis, Inc.	5,654,541	45,632,146	27,172,678	22,811,530	1,469,438	(2,437,740)	6,261,174	49,024,992	—
CytomX Therapeutics, Inc.	3,390,843	21,464,036	9,724,039	12,907,539	(2,990,554)	—*	—	—*	—
Dermtech, Inc.	1,116,978	46,432,775	35,680,081	20,324,850	(124,524)	(12,034,492)	1,545,593	49,628,991	—
Esperion Therapeutics, Inc.	1,717,543	36,326,034	11,003,914	31,911,480	(41,992,408)	—*	—	—*	—
FibroGen, Inc.	1,738,067	46,284,724	49,356,529	13,271,907	(1,183,222)	(31,957,437)	4,816,897	49,228,687	—
Flexion Therapeutics, Inc	3,031,246	24,947,155	8,007,240	27,104,177	(15,655,886)	—*	—	—*	—
G1 Therapeutics, Inc.	2,094,965	45,963,532	42,142,559	17,389,232	(626,254)	(20,735,146)	3,677,754	49,355,459	—
Humanigen, Inc.	2,145,544	37,289,555	56,123,203	15,817,834	(498,793)	(30,009,956)	7,940,333	47,086,175	—
Intercept Pharmaceuticals, Inc	2,100,790	41,952,776	24,280,036	16,665,395	(763,839)	(10,396,356)	2,586,345	38,407,223	—
Karyopharm Therapeutics, Inc	4,388,848	45,292,911	27,843,601	14,713,444	(851,831)	(19,732,060)	6,501,577	37,839,178	—
Kiniksa Pharmaceuticals Ltd	1,789,862	24,932,778	12,612,348	15,894,559	(3,394,752)	—*	—	—*	—
Seres Therapeutics, Inc.	2,205,129	52,592,327	58,620,223	11,233,910	(2,240,814)	(37,095,506)	8,712,977	60,642,320	—
Sesen Bio, Inc	10,657,136	49,235,968	10,585,339	18,984,753	(38,020,678)	—*	—	—*	—
Spectrum Pharmaceuticals, Inc	6,290,510	23,589,413	23,018,964	8,583,041	(600,134)	(11,046,203)	12,100,458	26,378,998	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,614,369	6,616,353	173,558,614	176,596,489	(319)	(424)	3,577,019	3,577,735	1,231
State Street Navigator Securities Lending Portfolio II	827,025,040	827,025,040	632,767,528	961,391,939	—	—	498,400,629	498,400,629	1,248,228
Total		$1,663,184,607	$1,402,175,134	$1,607,728,810	$(178,990,850)	$(157,622,701)		$1,133,504,056	$1,249,459
*	As of September 30, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 44.0%
Affiliated Managers Group, Inc.	19,554	$2,954,414
Ameriprise Financial, Inc.	11,769	3,108,428
Apollo Global Management, Inc. (a)	51,875	3,194,981
Ares Management Corp. Class A	39,908	2,946,408
Artisan Partners Asset Management, Inc. Class A	62,722	3,068,360
Assetmark Financial Holdings, Inc. (b)	26,136	650,002
Bank of New York Mellon Corp.	60,680	3,145,651
BlackRock, Inc.	3,436	2,881,636
Blackstone, Inc.	24,467	2,846,491
Blucora, Inc. (b)	87,202	1,359,479
Brightsphere Investment Group, Inc.	118,195	3,088,435
Carlyle Group, Inc.	64,533	3,051,120
Cohen & Steers, Inc.	27,333	2,289,686
Diamond Hill Investment Group, Inc.	2,638	463,391
Federated Hermes, Inc.	99,774	3,242,655
Focus Financial Partners, Inc. Class A (b)	60,668	3,177,183
Franklin Resources, Inc.	100,571	2,988,970
Hamilton Lane, Inc. Class A	35,895	3,044,614
Invesco, Ltd.	127,621	3,076,942
Janus Henderson Group PLC	74,500	3,079,085
KKR & Co., Inc.	50,023	3,045,400
Northern Trust Corp.	27,987	3,017,279
Sculptor Capital Management, Inc.	44,427	1,239,069
SEI Investments Co.	53,038	3,145,154
State Street Corp. (c)	35,974	3,047,717
StepStone Group, Inc. Class A	68,223	2,909,029
T Rowe Price Group, Inc.	14,542	2,860,411
Victory Capital Holdings, Inc. Class A	23,997	840,135
Virtus Investment Partners, Inc.	10,074	3,126,164
WisdomTree Investments, Inc.	319,967	1,814,213
		78,702,502
FINANCIAL EXCHANGES & DATA — 22.8%
Cboe Global Markets, Inc.	24,971	3,092,908
CME Group, Inc.	16,589	3,207,981
Coinbase Global, Inc. Class A (b)	12,685	2,885,584
Donnelley Financial Solutions, Inc. (b)	46,508	1,610,107
FactSet Research Systems, Inc.	8,203	3,238,380
Intercontinental Exchange, Inc.	26,506	3,043,419
MarketAxess Holdings, Inc.	7,183	3,021,816
Moody's Corp.	8,234	2,923,976
Morningstar, Inc.	11,315	2,930,925
MSCI, Inc.	4,839	2,943,757
Nasdaq, Inc.	16,068	3,101,445
Security Description	Shares	Value
Open Lending Corp. Class A (b)	76,176	$2,747,668
S&P Global, Inc.	6,996	2,972,531
Tradeweb Markets, Inc. Class A	36,704	2,964,949
		40,685,446
INVESTMENT BANKING & BROKERAGE — 33.1%
B Riley Financial, Inc.	51,561	3,044,161
BGC Partners, Inc. Class A	618,838	3,224,146
Charles Schwab Corp.	44,091	3,211,588
Cowen, Inc. Class A	90,048	3,089,547
Evercore, Inc. Class A	22,590	3,019,605
Goldman Sachs Group, Inc.	7,807	2,951,280
Houlihan Lokey, Inc.	35,371	3,257,669
Interactive Brokers Group, Inc. Class A	50,157	3,126,787
Jefferies Financial Group, Inc.	86,016	3,193,774
Lazard, Ltd. Class A	65,691	3,008,648
LPL Financial Holdings, Inc.	21,863	3,427,244
Moelis & Co. Class A	51,026	3,156,979
Morgan Stanley	30,399	2,958,127
Oppenheimer Holdings, Inc. Class A	30,965	1,402,405
Piper Sandler Cos.	21,812	3,020,090
PJT Partners, Inc. Class A (a)	41,704	3,299,204
Raymond James Financial, Inc.	34,809	3,212,175
Stifel Financial Corp.	47,168	3,205,537
StoneX Group, Inc. (b)	15,136	997,462
Virtu Financial, Inc. Class A	133,697	3,266,218
		59,072,646
TOTAL COMMON STOCKS (Cost $164,432,594)		178,460,594
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	142,494	142,522
State Street Navigator Securities Lending Portfolio II (f) (g)	263,327	263,327
TOTAL SHORT-TERM INVESTMENTS (Cost $405,849)		405,849
TOTAL INVESTMENTS — 100.1% (Cost $164,838,443)		178,866,443
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(228,858)
NET ASSETS — 100.0%		$178,637,585
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$178,460,594	$—	$—	$178,460,594
Short-Term Investments	405,849	—	—	405,849
TOTAL INVESTMENTS	$178,866,443	$—	$—	$178,866,443
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	23,753	$1,954,397	$1,113,524	$39,577	$6,365	$13,008	35,974	$3,047,717	$20,505
State Street Institutional Liquid Reserves Fund, Premier Class	158,671	158,719	1,019,322	1,035,495	(23)	(1)	142,494	142,522	27
State Street Navigator Securities Lending Portfolio II	32,962	32,962	2,322,427	2,092,062	—	—	263,327	263,327	125
Total		$2,146,078	$4,455,273	$3,167,134	$6,342	$13,007		$3,453,566	$20,657
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.	1,047,591	$205,359,264
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	1,864,035	162,171,045
Expeditors International of Washington, Inc.	558,811	66,571,154
		228,742,199
BANKS — 8.1%
Bank OZK (a)	5,176,048	222,466,543
Commerce Bancshares, Inc.	1,558,562	108,600,600
Community Bank System, Inc.	2,261,417	154,726,151
Cullen/Frost Bankers, Inc.	1,968,207	233,468,715
People's United Financial, Inc. (b)	22,187,143	387,609,388
Prosperity Bancshares, Inc.	3,174,971	225,835,687
United Bankshares, Inc.	5,384,994	195,906,082
		1,528,613,166
BEVERAGES — 2.8%
Brown-Forman Corp. Class B	1,057,558	70,866,962
Coca-Cola Co.	4,329,344	227,160,680
PepsiCo, Inc.	1,467,772	220,767,586
		518,795,228
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	3,105,055	334,942,283
BUILDING PRODUCTS — 1.0%
A.O. Smith Corp.	1,647,737	100,627,299
Carlisle Cos., Inc.	436,923	86,855,923
		187,483,222
CAPITAL MARKETS — 3.7%
FactSet Research Systems, Inc.	224,998	88,824,711
Franklin Resources, Inc.	9,499,087	282,312,866
S&P Global, Inc.	142,527	60,558,297
SEI Investments Co.	1,561,291	92,584,556
T Rowe Price Group, Inc.	836,593	164,557,843
		688,838,273
CHEMICALS — 4.5%
Air Products & Chemicals, Inc.	571,197	146,289,264
Albemarle Corp.	386,718	84,679,640
Ecolab, Inc.	340,107	70,953,122
HB Fuller Co.	1,331,004	85,929,618
Linde PLC	390,193	114,474,822
PPG Industries, Inc.	620,816	88,782,896
RPM International, Inc.	1,545,435	120,003,028
Sherwin-Williams Co.	224,490	62,796,588
Stepan Co.	685,408	77,409,980
		851,318,958
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	2,967,256	133,556,193
Brady Corp. Class A	1,938,654	98,289,758
Cintas Corp.	157,884	60,100,123
Security Description	Shares	Value
MSA Safety, Inc. (a)	519,115	$75,635,055
		367,581,129
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	28,852,204	334,397,044
AptarGroup, Inc.	629,767	75,162,692
Sonoco Products Co.	3,434,928	204,653,010
		614,212,746
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,587,385	192,438,684
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	20,409,794	551,268,536
ELECTRIC UTILITIES — 2.1%
Eversource Energy	2,769,287	226,416,905
NextEra Energy, Inc.	2,163,985	169,916,102
		396,333,007
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	1,694,286	159,601,741
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	584,892	59,155,977
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.0%
Essex Property Trust, Inc. REIT	667,401	213,394,796
Federal Realty Investment Trust REIT	2,467,193	291,104,102
National Retail Properties, Inc. REIT	7,119,709	307,500,232
Realty Income Corp. REIT (a)	4,775,982	309,770,192
		1,121,769,322
FOOD & STAPLES RETAILING — 3.6%
Casey's General Stores, Inc.	284,652	53,642,669
Sysco Corp.	2,637,876	207,073,266
Walmart, Inc.	870,718	121,360,675
Walgreens Boots Alliance, Inc.	6,072,776	285,724,111
		667,800,721
FOOD PRODUCTS — 4.1%
Archer-Daniels-Midland Co.	3,346,816	200,842,428
Hormel Foods Corp.	3,446,431	141,303,671
J.M. Smucker Co. (a)	1,692,567	203,158,817
Lancaster Colony Corp.	622,157	105,026,323
McCormick & Co., Inc.	1,428,033	115,713,514
		766,044,753
GAS UTILITIES — 5.6%
Atmos Energy Corp.	2,079,224	183,387,557
National Fuel Gas Co.	3,198,210	167,969,989
New Jersey Resources Corp.	4,725,321	164,488,424
South Jersey Industries, Inc. (a) (b)	14,513,362	308,554,076
UGI Corp.	5,133,081	218,771,912
		1,043,171,958
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,021,769	120,701,572

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Becton Dickinson and Co.	432,270	$106,260,611
Medtronic PLC	1,255,521	157,379,557
West Pharmaceutical Services, Inc.	39,536	16,784,614
		401,126,354
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	4,617,724	228,392,629
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	730,959	176,241,524
HOUSEHOLD DURABLES — 1.3%
Leggett & Platt, Inc.	5,319,343	238,519,340
HOUSEHOLD PRODUCTS — 4.8%
Church & Dwight Co., Inc.	1,089,445	89,955,474
Clorox Co.	1,109,594	183,759,862
Colgate-Palmolive Co.	2,112,127	159,634,559
Kimberly-Clark Corp.	1,997,455	264,542,940
Procter & Gamble Co.	1,466,391	205,001,462
		902,894,297
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	1,181,793	207,310,128
Roper Technologies, Inc.	76,592	34,169,989
		241,480,117
INSURANCE — 5.3%
Aflac, Inc.	3,664,117	191,010,419
Brown & Brown, Inc.	1,018,380	56,469,171
Chubb, Ltd.	958,970	166,362,116
Cincinnati Financial Corp.	1,490,650	170,262,043
Old Republic International Corp. (c)	11,509,742	266,220,333
RenaissanceRe Holdings, Ltd.	515,176	71,815,534
RLI Corp.	716,098	71,803,146
		993,942,762
IT SERVICES — 2.6%
Automatic Data Processing, Inc.	722,505	144,443,200
International Business Machines Corp.	2,516,971	349,682,781
		494,125,981
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris, Inc. (a)	1,089,765	130,401,280
MACHINERY — 5.3%
Caterpillar, Inc.	774,014	148,587,468
Donaldson Co., Inc.	1,691,989	97,137,088
Dover Corp.	636,151	98,921,481
Franklin Electric Co., Inc.	841,590	67,200,962
Graco, Inc.	1,027,655	71,905,020
Illinois Tool Works, Inc.	716,227	147,993,985
Lincoln Electric Holdings, Inc.	905,990	116,682,452
Nordson Corp.	251,101	59,799,703
Pentair PLC	1,376,451	99,971,636
Stanley Black & Decker, Inc.	531,813	93,232,137
		1,001,431,932
Security Description	Shares	Value
MEDIA — 0.9%
John Wiley & Sons, Inc. Class A (a) (b)	3,262,202	$170,319,566
METALS & MINING — 0.7%
Nucor Corp.	1,423,189	140,169,885
MULTI-UTILITIES — 4.1%
Black Hills Corp. (a) (b)	3,557,413	223,263,240
Consolidated Edison, Inc.	4,632,128	336,246,171
MDU Resources Group, Inc.	6,855,577	203,404,970
		762,914,381
MULTILINE RETAIL — 0.6%
Target Corp.	453,547	103,757,947
OIL, GAS & CONSUMABLE FUELS — 4.6%
Chevron Corp.	4,115,095	417,476,388
Exxon Mobil Corp.	7,688,730	452,251,098
		869,727,486
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,191,040	192,352,960
SPECIALTY RETAIL — 0.7%
Lowe's Cos., Inc.	652,996	132,466,769
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
VF Corp.	2,286,010	153,139,810
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	3,133,604	161,725,302
W.W. Grainger, Inc.	256,413	100,785,694
		262,510,996
WATER UTILITIES — 2.2%
American States Water Co.	1,547,193	132,315,945
California Water Service Group	2,078,730	122,499,559
Essential Utilities, Inc.	3,585,606	165,224,725
		420,040,229
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Telephone & Data Systems, Inc. (b)	10,733,184	209,297,088
TOTAL COMMON STOCKS (Cost $16,884,013,065)		18,708,724,500
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	16,015,207	16,018,410

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	55,835,949	$55,835,949
TOTAL SHORT-TERM INVESTMENTS (Cost $71,854,359)		71,854,359
TOTAL INVESTMENTS — 100.0% (Cost $16,955,867,424)		18,780,578,859
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(2,431,991)
NET ASSETS — 100.0%		$18,778,146,868
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,708,724,500	$—	$—	$18,708,724,500
Short-Term Investments	71,854,359	—	—	71,854,359
TOTAL INVESTMENTS	$18,780,578,859	$—	$—	$18,780,578,859
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
ABM Industries, Inc.	2,170,962	$96,282,165	$39,291,733	$2,216,194	$433,815	$—*	—	$—*	$—
Bank OZK	5,140,873	216,739,206	13,117,347	11,488,383	1,029,533	—*	—	—*	1,464,235
Black Hills Corp.	3,480,006	228,392,794	14,713,510	9,253,478	646,368	(11,235,954)	3,557,413	223,263,240	2,012,364
Cullen/Frost Bankers, Inc.	1,787,172	200,163,264	23,398,134	3,930,214	1,195,165	—*	—	—*	1,479,283
Federal Realty Investment Trust	2,967,661	347,720,839	20,778,798	79,744,856	16,564,582	—*	—	—*	2,637,407
HB Fuller Co.	1,183,178	75,261,953	11,079,890	1,510,866	434,646	—*	—	—*	197,889
John Wiley & Sons, Inc.	3,192,082	192,099,495	11,493,731	7,359,564	1,194,613	(27,108,709)	3,262,202	170,319,566	1,101,268
Leggett & Platt, Inc.	5,412,532	280,423,283	15,868,849	20,443,953	324,080	—*	—	—*	2,245,350
National Fuel Gas Co.	4,192,869	219,077,405	12,931,299	63,918,734	8,267,113	—*	—	—*	1,454,272
National Retail Properties, Inc.	7,799,890	365,658,843	23,110,465	56,132,233	12,101,956	—*	—	—*	4,303,272
New Jersey Resources Corp.	5,469,804	216,440,144	12,919,947	41,298,130	3,075,469	—*	—	—*	1,720,992
People's United Financial, Inc.	17,524,335	300,367,102	79,561,958	6,105,944	720,789	13,065,483	22,187,143	387,609,388	3,329,235
Polaris, Inc.	1,005,214	137,674,109	13,552,002	2,580,377	780,601	—*	—	—*	688,020
South Jersey Industries, Inc.	16,769,830	434,841,692	25,783,308	82,018,290	(1,136,360)	(68,916,274)	14,513,362	308,554,076	4,400,999
State Street Institutional Liquid Reserves Fund, Premier Class	16,585,140	16,590,115	381,994,492	382,565,572	(469)	(156)	16,015,207	16,018,410	3,678
State Street Navigator Securities Lending Portfolio II	150,200,340	150,200,340	235,036,154	329,400,545	—	—	55,835,949	55,835,949	34,465
Telephone & Data Systems, Inc.	9,998,382	226,563,336	20,795,708	4,275,778	562,722	(34,348,900)	10,733,184	209,297,088	1,887,742
United Bankshares, Inc.	4,805,464	175,399,436	23,549,094	3,353,419	888,973	—*	—	—*	1,889,348
Total		$3,879,895,521	$978,976,419	$1,107,596,530	$47,083,596	$(128,544,510)		$1,370,897,717	$30,849,819

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2021.
*	As of September 30, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 73.8%
Abbott Laboratories	79,600	$9,403,148
ABIOMED, Inc. (a)	28,384	9,239,560
Alphatec Holdings, Inc. (a) (b)	729,715	8,895,226
AngioDynamics, Inc. (a)	311,610	8,083,163
Asensus Surgical, Inc. (a) (b)	5,001,218	9,252,253
AtriCure, Inc. (a)	137,286	9,548,241
AxoGen, Inc. (a)	260,059	4,108,932
Axonics, Inc. (a)	136,736	8,900,146
Baxter International, Inc.	126,699	10,190,401
Becton Dickinson and Co.	39,688	9,756,104
Boston Scientific Corp. (a)	230,601	10,005,777
Butterfly Network, Inc. (a) (b)	804,117	8,394,981
Cardiovascular Systems, Inc. (a)	290,851	9,548,638
CONMED Corp.	83,374	10,907,820
CryoLife, Inc. (a)	170,078	3,791,039
CryoPort, Inc. (a) (b)	157,199	10,455,306
Cutera, Inc. (a) (b)	204,314	9,521,032
Danaher Corp.	31,069	9,458,646
DexCom, Inc. (a)	18,662	10,205,501
Edwards Lifesciences Corp. (a)	84,809	9,601,227
Envista Holdings Corp. (a)	238,208	9,959,476
Glaukos Corp. (a)	195,770	9,430,241
Globus Medical, Inc. Class A (a)	125,875	9,644,543
Heska Corp. (a)	38,207	9,878,038
Hill-Rom Holdings, Inc.	67,956	10,193,400
Hologic, Inc. (a)	128,172	9,460,375
IDEXX Laboratories, Inc. (a)	15,042	9,354,620
Inari Medical, Inc. (a)	128,898	10,453,628
Inogen, Inc. (a)	206,912	8,915,838
Insulet Corp. (a)	34,588	9,830,947
Integer Holdings Corp. (a)	109,058	9,743,242
Integra LifeSciences Holdings Corp. (a)	145,985	9,997,053
Intersect ENT, Inc. (a)	378,880	10,305,536
Intuitive Surgical, Inc. (a)	10,017	9,958,401
iRhythm Technologies, Inc. (a)	213,061	12,476,852
LeMaitre Vascular, Inc.	173,186	9,194,445
LivaNova PLC (a)	123,718	9,797,228
Masimo Corp. (a)	37,371	10,116,703
Medtronic PLC	78,180	9,799,863
Mesa Laboratories, Inc. (b)	26,836	8,114,133
Natus Medical, Inc. (a)	193,707	4,858,172
Nevro Corp. (a)	86,112	10,021,715
Novocure, Ltd. (a)	77,776	9,035,238
NuVasive, Inc. (a)	177,686	10,634,507
Ortho Clinical Diagnostics Holdings PLC (a)	563,015	10,404,517
Orthofix Medical, Inc. (a)	120,969	4,611,338
Outset Medical, Inc. (a) (b)	201,980	9,985,891
PAVmed, Inc. (a) (b)	1,265,740	10,809,420
Penumbra, Inc. (a)	36,327	9,681,146
Security Description	Shares	Value
ResMed, Inc.	34,685	$9,141,232
Senseonics Holdings, Inc. (a) (b)	2,622,122	8,888,994
Shockwave Medical, Inc. (a)	47,119	9,700,860
STERIS PLC	48,889	9,987,045
Stryker Corp.	37,437	9,872,886
Surmodics, Inc. (a)	47,024	2,614,534
Tactile Systems Technology, Inc. (a)	165,727	7,366,565
Tandem Diabetes Care, Inc. (a)	83,585	9,978,377
Teleflex, Inc.	27,529	10,366,045
TransMedics Group, Inc. (a) (b)	323,015	10,688,566
Vapotherm, Inc. (a)	207,431	4,619,488
Varex Imaging Corp. (a)	289,096	8,152,507
ViewRay, Inc. (a)	1,554,122	11,205,220
Zimmer Biomet Holdings, Inc.	73,002	10,684,573
Zomedica Corp. (a) (b)	17,210,838	9,009,874
		588,210,413
HEALTH CARE SUPPLIES — 26.2%
Align Technology, Inc. (a)	14,227	9,467,073
Atrion Corp.	7,862	5,483,745
Avanos Medical, Inc. (a)	325,889	10,167,737
BioLife Solutions, Inc. (a)	198,461	8,398,869
Cerus Corp. (a) (b)	1,650,965	10,054,377
Cooper Cos., Inc.	22,715	9,388,337
DENTSPLY SIRONA, Inc.	168,378	9,774,343
Haemonetics Corp. (a)	151,956	10,726,574
ICU Medical, Inc. (a)	42,010	9,804,294
Lantheus Holdings, Inc. (a)	394,934	10,141,905
Meridian Bioscience, Inc. (a)	500,855	9,636,450
Merit Medical Systems, Inc. (a)	142,992	10,266,825
Neogen Corp. (a)	241,462	10,486,695
OraSure Technologies, Inc. (a)	870,331	9,843,444
OrthoPediatrics Corp. (a)	117,765	7,714,785
Pulmonx Corp. (a)	264,036	9,500,015
Quidel Corp. (a)	68,611	9,684,443
SI-BONE, Inc. (a)	451,652	9,674,386
Silk Road Medical, Inc. (a)	166,870	9,182,856
SmileDirectClub, Inc. (a) (b)	1,990,777	10,590,934
STAAR Surgical Co. (a)	69,678	8,955,713
West Pharmaceutical Services, Inc.	22,336	9,482,525
		208,426,325
TOTAL COMMON STOCKS (Cost $704,417,059)		796,636,738
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	387,915	387,993

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	19,646,281	$19,646,281
TOTAL SHORT-TERM INVESTMENTS (Cost $20,034,274)		20,034,274
TOTAL INVESTMENTS — 102.5% (Cost $724,451,333)		816,671,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(19,697,203)
NET ASSETS — 100.0%		$796,973,809

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$796,636,738	$—	$—	$796,636,738
Short-Term Investments	20,034,274	—	—	20,034,274
TOTAL INVESTMENTS	$816,671,012	$—	$—	$816,671,012
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	119,404	$119,440	$866,620	$598,046	$(18)	$(3)	387,915	$387,993	$15
State Street Navigator Securities Lending Portfolio II	12,327,999	12,327,999	33,255,375	25,937,093	—	—	19,646,281	19,646,281	32,203
Total		$12,447,439	$34,121,995	$26,535,139	$(18)	$(3)		$20,034,274	$32,218
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 47.2%
1Life Healthcare, Inc. (a)	139,498	$2,824,834
Accolade, Inc. (a) (b)	71,582	3,018,613
Addus HomeCare Corp. (a)	39,030	3,112,642
Agiliti, Inc. (a)	112,119	2,134,746
agilon health, Inc. (a)	106,370	2,787,958
Amedisys, Inc. (a)	18,736	2,793,538
AMN Healthcare Services, Inc. (a)	29,695	3,407,501
Apollo Medical Holdings, Inc. (a) (b)	35,595	3,240,925
Castle Biosciences, Inc. (a)	45,344	3,015,376
Chemed Corp.	7,103	3,303,747
Cigna Corp.	16,499	3,302,440
CorVel Corp. (a)	11,417	2,126,074
Cross Country Healthcare, Inc. (a)	91,685	1,947,389
CVS Health Corp.	40,306	3,420,367
DaVita, Inc. (a)	27,446	3,190,872
Fulgent Genetics, Inc. (a) (b)	36,047	3,242,428
Guardant Health, Inc. (a)	26,162	3,270,512
Hims & Hers Health, Inc. (a)	387,744	2,923,590
Laboratory Corp. of America Holdings (a)	11,222	3,158,320
LHC Group, Inc. (a)	19,188	3,010,789
MEDNAX, Inc. (a)	114,794	3,263,593
ModivCare, Inc. (a)	18,815	3,417,180
Option Care Health, Inc. (a)	129,944	3,152,441
Premier, Inc. Class A	86,309	3,345,337
Privia Health Group, Inc. (a)	114,600	2,699,976
Quest Diagnostics, Inc.	21,797	3,167,322
R1 RCM, Inc. (a)	167,605	3,688,986
RadNet, Inc. (a)	114,873	3,366,928
Signify Health, Inc. Class A (a)	141,604	2,530,463
Tivity Health, Inc. (a)	113,563	2,618,763
		90,483,650
HEALTH CARE DISTRIBUTORS — 14.9%
AdaptHealth Corp. (a)	142,021	3,307,669
AmerisourceBergen Corp.	27,500	3,284,875
Cardinal Health, Inc.	63,939	3,162,423
Covetrus, Inc. (a)	159,832	2,899,352
Henry Schein, Inc. (a)	43,998	3,350,888
McKesson Corp.	16,659	3,321,471
Owens & Minor, Inc.	95,188	2,978,433
Patterson Cos., Inc.	104,884	3,161,204
PetIQ, Inc. (a) (b)	121,309	3,029,086
		28,495,401
HEALTH CARE FACILITIES — 21.1%
Acadia Healthcare Co., Inc. (a)	52,231	3,331,293
Brookdale Senior Living, Inc. (a)	501,076	3,156,779
Security Description	Shares	Value
Community Health Systems, Inc. (a)	298,343	$3,490,613
Encompass Health Corp.	42,755	3,208,335
Ensign Group, Inc.	42,173	3,158,336
Hanger, Inc. (a)	45,760	1,004,890
HCA Healthcare, Inc.	13,156	3,193,224
Joint Corp. (a)	31,902	3,127,034
National HealthCare Corp.	10,227	715,686
Pennant Group, Inc. (a)	34,313	963,852
Select Medical Holdings Corp.	97,806	3,537,643
Surgery Partners, Inc. (a)	70,184	2,971,591
Tenet Healthcare Corp. (a)	46,448	3,086,005
Universal Health Services, Inc. Class B	22,908	3,169,780
US Physical Therapy, Inc.	21,032	2,326,139
		40,441,200
MANAGED HEALTH CARE — 16.7%
Alignment Healthcare, Inc. (a)	94,049	1,502,903
Anthem, Inc.	9,447	3,521,841
Centene Corp. (a)	56,541	3,523,070
Clover Health Investments Corp. (a) (b)	393,161	2,905,460
HealthEquity, Inc. (a)	52,943	3,428,589
Humana, Inc.	8,402	3,269,638
Magellan Health, Inc. (a)	35,670	3,372,598
Molina Healthcare, Inc. (a)	13,381	3,630,399
Progyny, Inc. (a)	57,909	3,242,904
Triple-S Management Corp. (a)	10,572	373,932
UnitedHealth Group, Inc.	8,361	3,266,977
		32,038,311
TOTAL COMMON STOCKS (Cost $196,897,941)		191,458,562
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	166,799	166,833
State Street Navigator Securities Lending Portfolio II (e) (f)	3,218,392	3,218,392
TOTAL SHORT-TERM INVESTMENTS (Cost $3,385,167)		3,385,225
TOTAL INVESTMENTS — 101.7% (Cost $200,283,108)		194,843,787
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(3,209,396)
NET ASSETS — 100.0%		$191,634,391

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$191,458,562	$—	$—	$191,458,562
Short-Term Investments	3,385,225	—	—	3,385,225
TOTAL INVESTMENTS	$194,843,787	$—	$—	$194,843,787
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,301	$515,455	$543,800	$892,367	$(43)	$(12)	166,799	$166,833	$33
State Street Navigator Securities Lending Portfolio II	4,199,262	4,199,262	21,601,901	22,582,771	—	—	3,218,392	3,218,392	27,903
Total		$4,714,717	$22,145,701	$23,475,138	$(43)	$(12)		$3,385,225	$27,936
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 40.9%
A.O. Smith Corp.	702,292	$42,888,972
Allegion PLC	450,739	59,578,681
Builders FirstSource, Inc. (a)	1,218,678	63,054,400
Carlisle Cos., Inc.	223,144	44,358,796
Carrier Global Corp.	1,154,727	59,768,670
Fortune Brands Home & Security, Inc.	550,204	49,199,242
Johnson Controls International PLC	868,067	59,098,001
Lennox International, Inc.	202,763	59,646,792
Masco Corp.	1,094,443	60,796,309
Owens Corning	618,959	52,920,994
Trane Technologies PLC	342,879	59,198,059
Trex Co., Inc. (a)	460,170	46,905,128
		657,414,044
HOME FURNISHINGS — 3.8%
Mohawk Industries, Inc. (a)	347,327	61,615,810
HOME IMPROVEMENT RETAIL — 11.9%
Floor & Decor Holdings, Inc. Class A (a)	509,770	61,575,118
Home Depot, Inc.	196,296	64,436,125
Lowe's Cos., Inc.	318,935	64,699,154
		190,710,397
HOMEBUILDING — 31.7%
Cavco Industries, Inc. (a)	23,937	5,666,845
Century Communities, Inc.	356,814	21,926,220
D.R. Horton, Inc.	727,376	61,077,763
Green Brick Partners, Inc. (a)	288,619	5,922,462
Installed Building Products, Inc.	180,350	19,324,503
Lennar Corp. Class A	653,337	61,204,610
LGI Homes, Inc. (a)	158,161	22,444,628
M/I Homes, Inc. (a)	199,936	11,556,301
MDC Holdings, Inc.	371,807	17,370,823
NVR, Inc. (a)	12,705	60,908,786
PulteGroup, Inc.	1,359,545	62,430,306
Skyline Champion Corp. (a)	261,271	15,691,936
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	1,022,692	$26,365,000
Toll Brothers, Inc.	950,604	52,558,895
TopBuild Corp. (a)	222,660	45,602,995
Tri Pointe Homes, Inc. (a)	883,292	18,566,798
		508,618,871
HOMEFURNISHING RETAIL — 7.9%
RH (a) (b)	93,795	62,552,823
Williams-Sonoma, Inc.	363,161	64,399,340
		126,952,163
HOUSEHOLD APPLIANCES — 3.8%
Whirlpool Corp.	302,070	61,579,990
TOTAL COMMON STOCKS (Cost $1,686,571,939)		1,606,891,275
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e) (Cost $729,295)	729,393	729,539
TOTAL INVESTMENTS — 100.0% (Cost $1,687,301,234)		1,607,620,814
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(c)		108,295
NET ASSETS — 100.0%		$1,607,729,109
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,606,891,275	$—	$—	$1,606,891,275
Short-Term Investment	729,539	—	—	729,539
TOTAL INVESTMENTS	$1,607,620,814	$—	$—	$1,607,620,814
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,448,750	$1,449,184	$20,272,141	$20,991,577	$(190)	$(19)	729,393	$729,539	$143
State Street Navigator Securities Lending Portfolio II	34,448,563	34,448,563	10,008,573	44,457,136	—	—	—	—	3,433
Total		$35,897,747	$30,280,714	$65,448,713	$(190)	$(19)		$729,539	$3,576
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 14.1%
Aon PLC Class A	32,183	$9,196,936
Arthur J Gallagher & Co.	65,263	9,701,345
Brown & Brown, Inc.	162,755	9,024,765
eHealth, Inc. (a)	192,626	7,801,353
Goosehead Insurance, Inc. Class A (a)	61,151	9,312,686
Marsh & McLennan Cos., Inc.	58,632	8,878,644
Willis Towers Watson PLC	39,721	9,233,543
		63,149,272
LIFE & HEALTH INSURANCE — 26.5%
Aflac, Inc.	172,011	8,966,933
American Equity Investment Life Holding Co.	176,933	5,231,909
Athene Holding, Ltd. Class A (a)	138,276	9,523,068
Brighthouse Financial, Inc. (a)	205,492	9,294,403
CNO Financial Group, Inc.	366,977	8,638,639
Genworth Financial, Inc. Class A (a)	1,383,429	5,187,859
Globe Life, Inc.	102,116	9,091,387
Lincoln National Corp.	143,659	9,876,556
MetLife, Inc.	154,739	9,552,038
Primerica, Inc.	46,013	7,068,977
Principal Financial Group, Inc.	144,918	9,332,719
Prudential Financial, Inc.	90,593	9,530,384
Trupanion, Inc. (a)	105,013	8,156,360
Unum Group	364,517	9,134,796
		118,586,028
MULTI-LINE INSURANCE — 8.3%
American Financial Group, Inc.	71,428	8,987,785
American International Group, Inc.	172,729	9,481,095
Assurant, Inc.	55,963	8,828,163
Hartford Financial Services Group, Inc.	136,402	9,582,241
		36,879,284
PROPERTY & CASUALTY INSURANCE — 41.7%
Allstate Corp.	71,427	9,093,371
Arch Capital Group, Ltd. (a)	241,422	9,217,492
Argo Group International Holdings, Ltd.	49,711	2,595,908
Assured Guaranty, Ltd.	168,183	7,872,646
Axis Capital Holdings, Ltd.	164,490	7,573,120
Chubb, Ltd.	52,173	9,050,972
Cincinnati Financial Corp.	80,112	9,150,393
Erie Indemnity Co. Class A	25,660	4,578,257
Fidelity National Financial, Inc.	202,335	9,173,869
First American Financial Corp.	139,386	9,345,831
Hanover Insurance Group, Inc.	63,363	8,213,112
Kemper Corp.	123,339	8,237,812
Security Description	Shares	Value
Kinsale Capital Group, Inc.	43,304	$7,002,257
Lemonade, Inc. (a) (b)	125,800	8,429,858
Loews Corp.	175,775	9,479,546
Markel Corp. (a)	7,618	9,104,500
Mercury General Corp.	86,112	4,793,855
Old Republic International Corp. (a)	377,639	8,734,790
Progressive Corp.	100,966	9,126,317
RLI Corp.	49,450	4,958,351
Selective Insurance Group, Inc.	67,749	5,117,082
Travelers Cos., Inc.	60,136	9,141,273
White Mountains Insurance Group, Ltd.	6,688	7,153,552
WR Berkley Corp.	131,082	9,592,581
		186,736,745
REINSURANCE — 9.1%
Alleghany Corp. (a)	14,760	9,216,292
Enstar Group, Ltd. (a)	18,079	4,243,684
Everest Re Group, Ltd.	36,818	9,233,218
Reinsurance Group of America, Inc.	81,802	9,101,290
RenaissanceRe Holdings, Ltd.	63,855	8,901,387
		40,695,871
TOTAL COMMON STOCKS (Cost $485,553,658)		446,047,200
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,360,209	1,360,481
State Street Navigator Securities Lending Portfolio II (e) (f)	5,071,900	5,071,900
TOTAL SHORT-TERM INVESTMENTS (Cost $6,432,381)		6,432,381
TOTAL INVESTMENTS — 101.1% (Cost $491,986,039)		452,479,581
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(4,949,852)
NET ASSETS — 100.0%		$447,529,729
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$446,047,200	$—	$—	$446,047,200
Short-Term Investments	6,432,381	—	—	6,432,381
TOTAL INVESTMENTS	$452,479,581	$—	$—	$452,479,581
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	659,163	$659,361	$4,214,667	$3,513,457	$(71)	$(19)	1,360,209	$1,360,481	$86
State Street Navigator Securities Lending Portfolio II	—	—	10,742,830	5,670,930	—	—	5,071,900	5,071,900	5,110
Total		$659,361	$14,957,497	$9,184,387	$(71)	$(19)		$6,432,381	$5,196
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 34.1%
Alphabet, Inc. Class C (a)	364	$970,173
Angi, Inc. Class A (a)	98,369	1,213,873
Bumble, Inc. Class A (a)	17,764	887,845
Cargurus, Inc. (a)	32,800	1,030,248
Cars.com, Inc. (a)	42,004	531,351
Eventbrite, Inc. Class A (a) (b)	60,815	1,150,012
Facebook, Inc. Class A (a)	2,730	926,535
fuboTV, Inc. (a) (b)	34,589	828,752
IAC/InterActiveCorp. (a)	7,865	1,024,731
Match Group, Inc. (a)	6,289	987,310
MediaAlpha, Inc. Class A (a)	33,917	633,569
Pinterest, Inc. Class A (a)	19,060	971,107
QuinStreet, Inc. (a)	21,708	381,192
Snap, Inc. Class A (a)	13,877	1,025,094
TripAdvisor, Inc. (a)	29,898	1,012,047
TrueCar, Inc. (a)	105,502	438,888
Twitter, Inc. (a)	16,794	1,014,190
Vimeo, Inc. (a)	26,213	769,876
Yelp, Inc. (a)	28,895	1,076,050
Zillow Group, Inc. Class C (a)	11,259	992,368
ZoomInfo Technologies, Inc. Class A (a)	16,369	1,001,619
		18,866,830
INTERNET & DIRECT MARKETING RETAIL — 39.3%
1-800-Flowers.com, Inc. Class A (a)	31,616	964,604
Amazon.com, Inc. (a)	298	978,942
CarParts.com, Inc. (a)	59,829	933,931
Chewy, Inc. Class A (a) (b)	13,786	938,964
ContextLogic, Inc. Class A (a) (b)	152,038	830,128
DoorDash, Inc. Class A (a)	4,914	1,012,186
eBay, Inc.	14,248	992,658
Etsy, Inc. (a)	4,764	990,721
Groupon, Inc. (a) (b)	47,122	1,074,853
Lands' End, Inc. (a)	27,600	649,704
Liquidity Services, Inc. (a)	22,136	478,359
Overstock.com, Inc. (a) (b)	15,013	1,169,813
PetMed Express, Inc.	36,455	979,546
Porch Group, Inc. (a)	46,528	822,615
Poshmark, Inc. Class A (a)	40,978	973,637
Quotient Technology, Inc. (a)	106,602	620,424
Qurate Retail, Inc. Class A	99,697	1,015,912
RealReal, Inc. (a)	82,118	1,082,315
Revolve Group, Inc. (a)	16,531	1,021,120
Shutterstock, Inc.	9,308	1,054,783
Stamps.com, Inc. (a)	3,146	1,037,519
Stitch Fix, Inc. Class A (a)	28,340	1,132,183
Wayfair, Inc. Class A (a) (b)	3,943	1,007,476
		21,762,393
Security Description	Shares	Value
INTERNET SERVICES & INFRASTRUCTURE — 26.6%
Akamai Technologies, Inc. (a)	9,236	$965,993
BigCommerce Holdings, Inc. (a) (b)	18,853	954,716
Brightcove, Inc. (a)	27,122	312,988
Cloudflare, Inc. Class A (a)	8,109	913,479
DigitalOcean Holdings, Inc. (a)	14,763	1,146,052
Fastly, Inc. Class A (a) (b)	23,508	950,663
GoDaddy, Inc. Class A (a)	13,739	957,608
Limelight Networks, Inc. (a)	153,621	365,618
MongoDB, Inc. (a)	2,115	997,243
Okta, Inc. (a)	4,070	965,974
Rackspace Technology, Inc. (a)	70,764	1,006,264
Snowflake, Inc. Class A (a)	3,246	981,688
SolarWinds Corp.	61,356	1,026,486
Switch, Inc. Class A	39,688	1,007,678
Tucows, Inc. Class A (a)	2,727	215,297
Twilio, Inc. Class A (a)	3,020	963,531
VeriSign, Inc. (a)	4,675	958,422
		14,689,700
TOTAL COMMON STOCKS (Cost $58,440,438)		55,318,923
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	8,315	8,317
State Street Navigator Securities Lending Portfolio II (e) (f)	2,707,710	2,707,710
TOTAL SHORT-TERM INVESTMENTS (Cost $2,716,027)		2,716,027
TOTAL INVESTMENTS — 104.9% (Cost $61,156,465)		58,034,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(2,723,870)
NET ASSETS — 100.0%		$55,311,080
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$55,318,923	$—	$—	$55,318,923
Short-Term Investments	2,716,027	—	—	2,716,027
TOTAL INVESTMENTS	$58,034,950	$—	$—	$58,034,950
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,215	$39,227	$33,157	$64,063	$(4)	$—	8,315	$8,317	$2
State Street Navigator Securities Lending Portfolio II	2,554,443	2,554,443	7,155,274	7,002,007	—	—	2,707,710	2,707,710	1,760
Total		$2,593,670	$7,188,431	$7,066,070	$(4)	$—		$2,716,027	$1,762
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 14.7%
Alcoa Corp. (a)	1,649,667	$80,734,703
Arconic Corp. (a)	2,310,018	72,857,968
Century Aluminum Co. (a) (b)	4,528,197	60,904,250
Kaiser Aluminum Corp.	311,290	33,918,158
		248,415,079
COAL & CONSUMABLE FUELS — 11.3%
Arch Resources, Inc. (a) (b) (c)	771,103	71,519,803
CONSOL Energy, Inc. (a)	913,264	23,763,129
Peabody Energy Corp. (a)	4,304,749	63,667,238
Uranium Energy Corp. (a) (c)	10,710,685	32,667,589
		191,617,759
COPPER — 4.4%
Freeport-McMoRan, Inc.	2,301,618	74,871,634
DIVERSIFIED METALS & MINING — 9.1%
Compass Minerals International, Inc.	891,855	57,435,462
Materion Corp.	282,953	19,421,894
MP Materials Corp. (a) (c)	2,393,998	77,158,555
		154,015,911
GOLD — 13.9%
Coeur Mining, Inc. (a)	11,800,674	72,810,159
McEwen Mining, Inc. (a) (c)	12,535,603	13,037,027
Newmont Corp.	1,432,899	77,806,416
Royal Gold, Inc.	751,509	71,761,594
		235,415,196
SILVER — 4.4%
Hecla Mining Co.	13,497,609	74,236,849
STEEL — 42.1%
Allegheny Technologies, Inc. (a)	4,576,084	76,100,277
Alpha Metallurgical Resources, Inc. (a)	367,529	18,299,269
Carpenter Technology Corp.	1,247,820	40,853,627
Cleveland-Cliffs, Inc. (a) (c)	3,498,746	69,310,158
Commercial Metals Co.	2,638,474	80,367,918
Nucor Corp.	727,524	71,653,839
Reliance Steel & Aluminum Co.	549,586	78,272,038
Schnitzer Steel Industries, Inc. Class A	1,072,399	46,981,800
Security Description	Shares	Value
Steel Dynamics, Inc.	1,241,089	$72,578,885
SunCoke Energy, Inc.	2,833,188	17,792,420
TimkenSteel Corp. (a)	2,188,334	28,623,409
United States Steel Corp. (c)	3,150,510	69,216,705
Worthington Industries, Inc.	777,334	40,965,502
		711,015,847
TOTAL COMMON STOCKS (Cost $1,850,478,139)		1,689,588,275
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	4,104,834	4,105,655
State Street Navigator Securities Lending Portfolio II (f) (g)	31,814,092	31,814,092
TOTAL SHORT-TERM INVESTMENTS (Cost $35,919,715)		35,919,747
TOTAL INVESTMENTS — 102.0% (Cost $1,886,397,854)		1,725,508,022
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(34,474,686)
NET ASSETS — 100.0%		$1,691,033,336
(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,689,588,275	$—	$—	$1,689,588,275
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investments	$35,919,747	$—	$—	$35,919,747
TOTAL INVESTMENTS	$1,725,508,022	$—	$—	$1,725,508,022
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
Arch Resources, Inc.	996,097	$56,757,607	$33,755,978	$48,951,322	$9,819,983	$20,137,557	771,103	$71,519,803	$—
Century Aluminium Company	7,515,836	96,879,126	46,323,947	81,151,600	(4,424,674)	3,277,451	4,528,197	60,904,250	—
Peabody Energy Corp.	5,820,235	46,154,464	36,457,631	54,309,681	18,933,992	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	1,570,577	1,571,049	7,464,657	4,929,890	(45)	(116)	4,104,834	4,105,655	234
State Street Navigator Securities Lending Portfolio II	28,062,730	28,062,730	170,809,027	167,057,665	—	—	31,814,092	31,814,092	51,609
Timkensteel Corp.	2,902,283	41,067,304	19,225,499	27,742,015	(538,511)	—*	—	—*	—
Uranium Energy Corp.	18,876,949	50,212,684	22,500,047	45,797,858	1,412,568	—*	—	—*	—
Warrior Met Coal, Inc.	2,696,696	46,383,171	13,602,022	61,086,155	(4,934,871)	—*	—	—*	123,539
Total		$367,088,135	$350,138,808	$491,026,186	$20,268,442	$23,414,892		$168,343,800	$175,382
*	As of September 30, 2021, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 18.4%
Helmerich & Payne, Inc.	229,301	$6,285,141
Nabors Industries, Ltd. (a)	72,373	6,982,547
Patterson-UTI Energy, Inc.	791,362	7,122,258
Transocean, Ltd. (a) (b)	1,764,103	6,685,950
		27,075,896
OIL & GAS EQUIPMENT & SERVICES — 81.6%
Archrock, Inc.	567,357	4,680,695
Aspen Aerogels, Inc. (a)	119,481	5,497,321
Baker Hughes Co.	258,038	6,381,280
Bristow Group, Inc. (a)	87,144	2,773,794
Cactus, Inc. Class A	173,332	6,538,083
ChampionX Corp. (a)	277,205	6,198,304
Core Laboratories NV	221,307	6,141,269
DMC Global, Inc. (a)	110,962	4,095,607
Dril-Quip, Inc. (a)	155,539	3,916,472
Frank's International NV (a) (b)	573,945	1,687,398
Halliburton Co.	315,250	6,815,705
Helix Energy Solutions Group, Inc. (a)	1,734,322	6,729,169
Liberty Oilfield Services, Inc. Class A (a)	626,336	7,597,456
NexTier Oilfield Solutions, Inc. (a)	1,157,991	5,326,759
Nov, Inc. (a)	470,344	6,166,210
Oceaneering International, Inc. (a)	496,116	6,608,265
Oil States International, Inc. (a)	640,514	4,092,884
ProPetro Holding Corp. (a)	662,294	5,728,843
Schlumberger NV	229,905	6,814,384
TechnipFMC PLC (a)	935,695	7,045,783
TETRA Technologies, Inc. (a)	1,269,232	3,960,004
Tidewater, Inc. (a)	78,570	947,554
Security Description	Shares	Value
US Silica Holdings, Inc. (a)	602,314	$4,812,489
		120,555,728
TOTAL COMMON STOCKS (Cost $178,381,212)		147,631,624
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	85,845	85,862
State Street Navigator Securities Lending Portfolio II (e) (f)	4,091,083	4,091,083
TOTAL SHORT-TERM INVESTMENTS (Cost $4,176,945)		4,176,945
TOTAL INVESTMENTS — 102.8% (Cost $182,558,157)		151,808,569
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(4,101,792)
NET ASSETS — 100.0%		$147,706,777
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,631,624	$—	$—	$147,631,624
Short-Term Investments	4,176,945	—	—	4,176,945
TOTAL INVESTMENTS	$151,808,569	$—	$—	$151,808,569
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,239	$113,273	$452,188	$479,585	$(14)	$—	85,845	$85,862	$13
State Street Navigator Securities Lending Portfolio II	—	—	19,947,190	15,856,107	—	—	4,091,083	4,091,083	1,914
Total		$113,273	$20,399,378	$16,335,692	$(14)	$—		$4,176,945	$1,927
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 7.0%
Chevron Corp.	860,078	$87,254,913
Exxon Mobil Corp.	1,530,772	90,040,009
Occidental Petroleum Corp.	3,307,986	97,850,226
		275,145,148
OIL & GAS EXPLORATION & PRODUCTION — 70.1%
Antero Resources Corp. (a)	5,187,237	97,571,928
APA Corp.	4,421,186	94,746,016
Bonanza Creek Energy, Inc. (b)	756,955	36,258,145
Brigham Minerals, Inc. Class A (b)	369,569	7,080,942
Cabot Oil & Gas Corp.	4,510,506	98,148,611
Callon Petroleum Co. (a) (b)	2,499,405	122,670,797
Centennial Resource Development, Inc. Class A (a)	12,884,082	86,323,349
Cimarex Energy Co.	1,128,202	98,379,214
CNX Resources Corp. (a) (b)	4,807,386	60,669,211
ConocoPhillips	1,482,784	100,488,272
Contango Oil & Gas Co. (a) (b)	2,287,127	10,452,170
Continental Resources, Inc. (b)	2,141,239	98,818,180
Denbury, Inc. (a)	945,278	66,405,780
Devon Energy Corp.	2,943,779	104,533,592
Diamondback Energy, Inc.	1,101,203	104,250,888
EOG Resources, Inc.	1,230,688	98,787,326
EQT Corp. (a)	4,259,383	87,146,976
Hess Corp.	1,219,297	95,239,289
Kosmos Energy, Ltd. (a)	12,181,670	36,057,743
Laredo Petroleum, Inc. (a) (b) (c)	1,030,017	83,503,478
Magnolia Oil & Gas Corp. Class A (b)	2,312,093	41,132,135
Marathon Oil Corp.	7,332,051	100,229,137
Matador Resources Co. (b)	2,366,722	90,030,105
Murphy Oil Corp. (b)	3,834,554	95,748,813
Northern Oil and Gas, Inc. (b)	1,230,472	26,332,101
Oasis Petroleum, Inc.	375,005	37,282,997
Ovintiv, Inc.	2,915,685	95,867,723
PDC Energy, Inc.	1,350,413	63,996,072
Pioneer Natural Resources Co.	546,909	91,065,818
Range Resources Corp. (a)	4,770,891	107,965,263
SM Energy Co.	4,167,047	109,926,700
Southwestern Energy Co. (a)	16,460,580	91,191,613
Talos Energy, Inc. (a)	1,382,821	19,041,445
Tellurian, Inc. (a) (b) (c)	23,603,634	92,290,209
Texas Pacific Land Corp.	60,647	73,344,056
Whiting Petroleum Corp. (a)	874,225	51,063,482
		2,774,039,576
Security Description	Shares	Value
OIL & GAS REFINING & MARKETING — 22.8%
Alto Ingredients, Inc. (a) (b) (c)	4,792,793	$23,676,397
Clean Energy Fuels Corp. (a) (b)	10,539,824	85,899,566
CVR Energy, Inc. (b)	1,709,818	28,485,568
Delek US Holdings, Inc. (a)	1,674,763	30,095,491
Gevo, Inc. (a) (b) (c)	11,107,718	73,755,247
Green Plains, Inc. (a) (b)	1,554,945	50,768,954
HollyFrontier Corp.	2,798,221	92,705,062
Marathon Petroleum Corp.	1,452,970	89,808,076
New Fortress Energy, Inc. (b)	1,059,429	29,399,155
Par Pacific Holdings, Inc. (a)	630,076	9,904,795
PBF Energy, Inc. Class A (a) (b) (c)	7,331,419	95,088,504
Phillips 66	1,244,869	87,178,176
Renewable Energy Group, Inc. (a) (b)	1,811,946	90,959,689
REX American Resources Corp. (a)	30,631	2,446,498
Valero Energy Corp.	1,303,108	91,960,332
World Fuel Services Corp.	644,008	21,651,549
		903,783,059
TOTAL COMMON STOCKS (Cost $3,855,265,994)		3,952,967,783
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	374,274	374,349
State Street Navigator Securities Lending Portfolio II (f) (g)	122,128,859	122,128,859
TOTAL SHORT-TERM INVESTMENTS (Cost $122,503,208)		122,503,208
TOTAL INVESTMENTS — 103.0% (Cost $3,977,769,202)		4,075,470,991
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(120,313,114)
NET ASSETS — 100.0%		$3,955,157,877
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	46	12/17/2021	$2,253,690	$2,490,441	$236,751
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,952,967,783	$—	$—	$3,952,967,783
Short-Term Investments	122,503,208	—	—	122,503,208
TOTAL INVESTMENTS	$4,075,470,991	$—	$—	$4,075,470,991
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	236,751	—	—	236,751
TOTAL OTHER FINANCIAL INSTRUMENTS:	$236,751	$—	$—	$236,751
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
Alto Ingredients, Inc.	5,797,341	$35,421,753	$16,791,093	$21,606,434	$(2,961,044)	$(3,968,971)	4,792,793	$23,676,397	$—
Gevo, Inc.	12,649,281	91,960,273	47,048,285	55,250,712	(10,879,688)	877,089	11,107,718	73,755,247	—
Laredo Petroleum, Inc.	622,994	57,807,613	59,691,026	27,209,449	232,806	(7,018,518)	1,030,017	83,503,478	—
PBF Energy, Inc.	5,489,279	83,985,969	59,912,002	38,854,185	(5,354,096)	(4,601,186)	7,331,419	95,088,504	—
State Street Institutional Liquid Reserves Fund, Premier Class	4,902,650	4,904,121	168,636,490	173,165,776	(486)	—	374,274	374,349	1,074
State Street Navigator Securities Lending Portfolio II	84,803,749	84,803,749	239,165,645	201,840,535	—	—	122,128,859	122,128,859	55,919
Tellurian, Inc.	8,890,204	41,339,449	74,631,000	24,155,025	5,061,099	(4,586,314)	23,603,634	92,290,209	—
Total		$400,222,927	$665,875,541	$542,082,116	$(13,901,409)	$(19,297,900)		$490,817,043	$56,993
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a) (b)	123,051	$2,214,918
Aerie Pharmaceuticals, Inc. (a)	97,318	1,109,425
Amneal Pharmaceuticals, Inc. (a)	206,419	1,102,277
Amphastar Pharmaceuticals, Inc. (a)	56,232	1,068,970
Antares Pharma, Inc. (a)	222,167	808,688
Arvinas, Inc. (a)	94,866	7,796,088
Axsome Therapeutics, Inc. (a) (b)	238,480	7,860,301
BioDelivery Sciences International, Inc. (a)	121,960	440,276
Bristol-Myers Squibb Co.	166,222	9,835,356
Cara Therapeutics, Inc. (a) (b)	129,817	2,005,673
Cassava Sciences, Inc. (a) (b)	207,221	12,864,280
Catalent, Inc. (a)	76,230	10,143,926
Collegium Pharmaceutical, Inc. (a)	68,778	1,357,678
Corcept Therapeutics, Inc. (a)	131,564	2,589,180
Durect Corp. (a) (b)	174,359	223,180
Elanco Animal Health, Inc. (a)	314,371	10,025,291
Eli Lilly & Co.	43,817	10,123,918
Endo International PLC (a)	1,969,657	6,381,689
Fulcrum Therapeutics, Inc. (a)	14,435	407,211
Innoviva, Inc. (a)	141,303	2,361,173
Intra-Cellular Therapies, Inc. (a)	130,751	4,874,397
Jazz Pharmaceuticals PLC (a)	77,954	10,150,390
Johnson & Johnson	62,847	10,149,791
Marinus Pharmaceuticals, Inc. (a) (b)	75,559	859,861
Merck & Co., Inc.	142,869	10,730,891
Nektar Therapeutics (a)	226,759	4,072,592
NGM Biopharmaceuticals, Inc. (a)	63,559	1,336,010
Nuvation Bio, Inc. (a) (b)	137,116	1,362,933
Ocular Therapeutix, Inc. (a) (b)	219,460	2,194,600
Omeros Corp. (a) (b)	103,765	1,430,919
Organon & Co.	309,733	10,156,145
Pacira BioSciences, Inc. (a)	97,792	5,476,352
Perrigo Co. PLC	240,187	11,368,051
Pfizer, Inc.	230,175	9,899,827
Phathom Pharmaceuticals, Inc. (a) (b)	19,551	627,587
Phibro Animal Health Corp. Class A	32,886	708,364
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	54,202	$3,041,274
Provention Bio, Inc. (a) (b)	293,463	1,878,163
Reata Pharmaceuticals, Inc. Class A (a) (b)	93,334	9,390,334
Relmada Therapeutics, Inc. (a)	34,418	902,096
Revance Therapeutics, Inc. (a)	106,804	2,975,559
Royalty Pharma PLC Class A	272,705	9,855,559
Supernus Pharmaceuticals, Inc. (a)	116,298	3,101,668
Theravance Biopharma, Inc. (a) (b)	173,093	1,280,888
Viatris, Inc.	760,413	10,303,596
Zoetis, Inc.	50,695	9,841,927
Zogenix, Inc. (a) (b)	214,834	3,263,328
TOTAL COMMON STOCKS (Cost $242,387,813)		231,952,600
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	218,222	218,266
State Street Navigator Securities Lending Portfolio II (e) (f)	10,100,816	10,100,816
TOTAL SHORT-TERM INVESTMENTS (Cost $10,319,082)		10,319,082
TOTAL INVESTMENTS — 104.3% (Cost $252,706,895)		242,271,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(9,980,285)
NET ASSETS — 100.0%		$232,291,397
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$231,952,600	$—	$—	$231,952,600
Short-Term Investments	10,319,082	—	—	10,319,082
TOTAL INVESTMENTS	$242,271,682	$—	$—	$242,271,682
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,177	$271,258	$560,096	$613,050	$(37)	$(1)	218,222	$218,266	$41
State Street Navigator Securities Lending Portfolio II	16,787,951	16,787,951	35,277,558	41,964,693	—	—	10,100,816	10,100,816	16,086
Total		$17,059,209	$35,837,654	$42,577,743	$(37)	$(1)		$10,319,082	$16,127
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
DATA PROCESSING & OUTSOURCED SERVICES — 0.0% (a)
BM Technologies, Inc. (b)	21,491	$191,270
REGIONAL BANKS — 99.7%
1st Source Corp.	110,547	5,222,240
Allegiance Bancshares, Inc.	112,551	4,293,821
Ameris Bancorp	862,179	44,729,847
Associated Banc-Corp.	3,044,602	65,215,375
Atlantic Union Bankshares Corp.	697,019	25,685,150
Banc of California, Inc. (c)	525,035	9,707,897
BancFirst Corp.	204,651	12,303,618
Bancorp, Inc. (b)	637,480	16,223,866
BancorpSouth Bank	1,671,420	49,774,888
Bank of Hawaii Corp.	485,682	39,908,490
Bank OZK	1,187,518	51,039,524
BankUnited, Inc.	1,209,193	50,568,451
Banner Corp.	312,220	17,237,666
Berkshire Hills Bancorp, Inc.	804,727	21,711,534
BOK Financial Corp.	300,264	26,888,641
Brookline Bancorp, Inc.	536,413	8,185,662
Bryn Mawr Bank Corp.	155,239	7,133,232
Cadence BanCorp	1,454,026	31,930,411
Camden National Corp. (c)	79,649	3,815,187
Cathay General Bancorp	604,766	25,031,265
Central Pacific Financial Corp.	279,381	7,174,504
CIT Group, Inc.	1,351,118	70,190,580
Citizens Financial Group, Inc.	2,124,648	99,815,963
City Holding Co.	118,598	9,239,970
Columbia Banking System, Inc.	658,546	25,018,163
Comerica, Inc.	1,250,507	100,665,813
Commerce Bancshares, Inc.	822,098	57,283,789
Community Bank System, Inc.	357,249	24,442,977
ConnectOne Bancorp, Inc.	269,945	8,101,049
Cullen/Frost Bankers, Inc.	608,700	72,203,994
Customers Bancorp, Inc. (b)	563,310	24,233,596
CVB Financial Corp.	974,781	19,856,289
Dime Community Bancshares, Inc.	297,102	9,703,351
Eagle Bancorp, Inc.	261,844	15,056,030
East West Bancorp, Inc.	1,267,208	98,259,308
Eastern Bankshares, Inc.	1,429,250	29,013,775
Enterprise Financial Services Corp.	291,844	13,214,696
FB Financial Corp.	323,753	13,882,529
Fifth Third Bancorp	2,354,834	99,939,155
First BanCorp (d)	3,763,481	49,489,775
First BanCorp (d)	293,019	12,602,747
First Busey Corp.	357,726	8,810,791
First Citizens BancShares, Inc. Class A	98,030	82,655,955
First Commonwealth Financial Corp.	983,750	13,408,513
First Financial Bancorp	740,197	17,328,012
Security Description	Shares	Value
First Financial Bankshares, Inc.	914,053	$42,000,735
First Financial Corp.	115,103	4,840,081
First Foundation, Inc.	337,292	8,870,780
First Hawaiian, Inc.	1,465,298	43,006,496
First Horizon Corp.	5,973,653	97,310,807
First Interstate BancSystem, Inc. Class A	362,453	14,592,358
First Merchants Corp.	320,940	13,428,130
First Midwest Bancorp, Inc.	1,383,612	26,302,464
First Republic Bank	460,838	88,886,433
Flushing Financial Corp.	250,319	5,657,209
FNB Corp.	4,676,791	54,344,311
Fulton Financial Corp.	1,840,333	28,120,288
Glacier Bancorp, Inc.	726,755	40,225,889
Great Western Bancorp, Inc.	593,105	19,418,258
Hancock Whitney Corp.	789,521	37,202,230
Hanmi Financial Corp.	286,926	5,755,736
HarborOne Bancorp, Inc.	515,593	7,238,926
Heartland Financial USA, Inc.	245,881	11,821,958
Heritage Commerce Corp.	402,959	4,686,413
Heritage Financial Corp.	283,218	7,222,059
Hilltop Holdings, Inc.	1,107,889	36,194,734
Home BancShares, Inc.	1,437,423	33,822,563
Hope Bancorp, Inc.	1,563,222	22,572,926
Huntington Bancshares, Inc.	5,930,925	91,692,101
Independent Bank Corp. (d)	422,321	32,159,744
Independent Bank Corp. (d)	209,477	4,499,566
Independent Bank Group, Inc.	316,671	22,496,308
International Bancshares Corp.	477,345	19,876,646
Investors Bancorp, Inc.	3,949,369	59,674,966
KeyCorp.	4,581,728	99,056,959
Lakeland Bancorp, Inc.	373,348	6,582,125
Lakeland Financial Corp. (c)	271,358	19,331,544
Live Oak Bancshares, Inc.	497,579	31,660,952
M&T Bank Corp.	670,592	100,146,209
Midland States Bancorp, Inc.	160,885	3,978,686
National Bank Holdings Corp. Class A	261,210	10,573,781
NBT Bancorp, Inc.	270,707	9,777,937
Nicolet Bankshares, Inc. (b)	96,805	7,180,995
OceanFirst Financial Corp.	462,201	9,895,723
OFG Bancorp	434,069	10,947,220
Old National Bancorp	2,943,325	49,889,359
Pacific Premier Bancorp, Inc.	747,790	30,988,418
PacWest Bancorp	1,409,324	63,870,564
Park National Corp. (c)	65,218	7,953,335
Peoples Bancorp, Inc.	147,716	4,669,303
People's United Financial, Inc.	5,693,424	99,464,117
Pinnacle Financial Partners, Inc.	603,852	56,810,396
PNC Financial Services Group, Inc.	475,027	92,934,282
Popular, Inc.	1,108,510	86,097,972
Preferred Bank	111,013	7,402,347
Prosperity Bancshares, Inc.	837,822	59,594,279
QCR Holdings, Inc.	111,976	5,760,045

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	4,668,690	$99,489,784
Renasant Corp.	606,958	21,880,836
S&T Bancorp, Inc.	256,162	7,549,094
Sandy Spring Bancorp, Inc.	289,458	13,262,966
Seacoast Banking Corp. of Florida	406,164	13,732,405
ServisFirst Bancshares, Inc.	281,917	21,933,143
Signature Bank	346,428	94,325,416
Silvergate Capital Corp. Class A (b)	819,931	94,702,030
Simmons First National Corp. Class A	762,328	22,534,416
Southside Bancshares, Inc.	225,789	8,645,461
SouthState Corp.	906,093	67,657,964
Sterling Bancorp	4,091,623	102,126,910
SVB Financial Group (b)	153,884	99,544,482
Synovus Financial Corp.	2,046,863	89,836,817
Texas Capital Bancshares, Inc. (b)	929,303	55,776,766
Tompkins Financial Corp.	60,047	4,858,403
TriCo Bancshares	187,633	8,143,272
TriState Capital Holdings, Inc. (b)	176,470	3,732,341
Triumph Bancorp, Inc. (b)	237,189	23,749,735
Truist Financial Corp.	1,649,197	96,725,404
Trustmark Corp.	432,241	13,926,805
UMB Financial Corp.	329,011	31,818,654
Umpqua Holdings Corp.	2,861,723	57,949,891
United Bankshares, Inc.	977,952	35,577,894
United Community Banks, Inc.	828,467	27,190,287
Univest Financial Corp.	159,862	4,378,620
Valley National Bancorp	4,204,275	55,958,900
Veritex Holdings, Inc.	393,536	15,489,577
Washington Trust Bancorp, Inc.	147,377	7,808,033
Webster Financial Corp.	1,607,751	87,558,119
WesBanco, Inc.	533,866	18,194,153
Westamerica BanCorp	183,519	10,324,779
Western Alliance Bancorp	949,251	103,297,494
Wintrust Financial Corp.	584,834	47,003,109
Security Description	Shares	Value
Zions Bancorp NA	1,586,607	$98,195,107
		4,821,564,819
TOTAL COMMON STOCKS (Cost $4,880,329,247)		4,821,756,089
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	7,820,091	7,821,655
State Street Navigator Securities Lending Portfolio II (g) (h)	2,698,307	2,698,307
TOTAL SHORT-TERM INVESTMENTS (Cost $10,519,962)		10,519,962
TOTAL INVESTMENTS — 99.9% (Cost $4,890,849,209)		4,832,276,051
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,148,555
NET ASSETS — 100.0%		$4,836,424,606
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,821,756,089	$—	$—	$4,821,756,089
Short-Term Investments	10,519,962	—	—	10,519,962
TOTAL INVESTMENTS	$4,832,276,051	$—	$—	$4,832,276,051
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,388,108	$3,389,125	$51,380,364	$46,948,295	$472	$(11)	7,820,091	$7,821,655	$754
State Street Navigator Securities Lending Portfolio II	651,567	651,567	11,507,582	9,460,842	—	—	2,698,307	2,698,307	2,054
Total		$4,040,692	$62,887,946	$56,409,137	$472	$(11)		$10,519,962	$2,808
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 19.3%
Abercrombie & Fitch Co. Class A (a)	220,111	$8,282,777
American Eagle Outfitters, Inc. (b)	287,851	7,426,556
Boot Barn Holdings, Inc. (a)	93,241	8,286,328
Buckle, Inc.	199,601	7,902,204
Burlington Stores, Inc. (a)	27,031	7,665,181
Caleres, Inc.	343,649	7,635,881
Chico's FAS, Inc. (a)	1,684,031	7,561,299
Children's Place, Inc. (a)	97,175	7,313,390
Citi Trends, Inc. (a)	98,162	7,161,899
Designer Brands, Inc. Class A (a)	628,459	8,754,434
Foot Locker, Inc.	149,025	6,804,481
Gap, Inc.	326,094	7,402,334
Genesco, Inc. (a)	78,772	4,547,508
Guess?, Inc.	353,778	7,432,876
Ross Stores, Inc.	68,982	7,508,691
Shoe Carnival, Inc.	180,014	5,836,054
TJX Cos., Inc.	112,941	7,451,847
Urban Outfitters, Inc. (a)	248,886	7,389,425
Victoria's Secret & Co. (a)	126,174	6,972,375
Zumiez, Inc. (a)	177,211	7,045,909
		146,381,449
AUTOMOTIVE RETAIL — 18.4%
Advance Auto Parts, Inc.	38,889	8,123,523
America's Car-Mart, Inc. (a)	40,629	4,744,655
Arko Corp. (a)	195,560	1,975,156
Asbury Automotive Group, Inc. (a)	45,501	8,951,867
AutoNation, Inc. (a) (b)	74,416	9,060,892
AutoZone, Inc. (a)	5,012	8,510,326
Camping World Holdings, Inc. Class A (b)	196,080	7,621,630
CarMax, Inc. (a)	57,821	7,398,775
Carvana Co. (a) (b)	23,582	7,110,916
Group 1 Automotive, Inc.	49,161	9,236,369
Lithia Motors, Inc.	23,419	7,424,760
Monro, Inc.	120,570	6,933,981
Murphy USA, Inc.	52,536	8,787,171
OneWater Marine, Inc. Class A	66,299	2,665,883
O'Reilly Automotive, Inc. (a)	13,156	8,039,105
Penske Automotive Group, Inc. (b)	86,952	8,747,371
Shift Technologies, Inc. (a) (b)	933,945	6,481,578
Sonic Automotive, Inc. Class A	155,678	8,179,322
TravelCenters of America, Inc. (a)	67,474	3,359,530
Vroom, Inc. (a) (b)	294,050	6,489,684
		139,842,494
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 3.5%
Best Buy Co., Inc.	69,847	$7,383,526
Conn's, Inc. (a) (b)	208,520	4,760,512
GameStop Corp. Class A (a)	40,835	7,165,317
Rent-A-Center, Inc.	129,826	7,297,520
		26,606,875
DEPARTMENT STORES — 4.0%
Dillard's, Inc. Class A	40,219	6,938,582
Kohl's Corp.	150,289	7,077,109
Macy's, Inc.	376,918	8,518,347
Nordstrom, Inc. (a) (b)	293,387	7,760,086
		30,294,124
DRUG RETAIL — 1.8%
Rite Aid Corp. (a) (b)	438,567	6,227,651
Walgreens Boots Alliance, Inc.	157,342	7,402,941
		13,630,592
FOOD RETAIL — 5.8%
Albertsons Cos., Inc. Class A (b)	259,066	8,064,725
Casey's General Stores, Inc.	40,844	7,697,052
Grocery Outlet Holding Corp. (a) (b)	311,073	6,709,845
Ingles Markets, Inc. Class A	56,785	3,749,513
Kroger Co.	182,401	7,374,472
Sprouts Farmers Market, Inc. (a)	336,069	7,786,719
Weis Markets, Inc.	55,777	2,931,081
		44,313,407
GENERAL MERCHANDISE STORES — 5.4%
Big Lots, Inc.	169,202	7,336,599
Dollar General Corp.	35,658	7,564,488
Dollar Tree, Inc. (a)	86,290	8,259,679
Franchise Group, Inc.	118,729	4,204,194
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	109,834	6,620,793
Target Corp.	31,795	7,273,742
		41,259,495
HYPERMARKETS & SUPER CENTERS — 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	133,592	7,336,873
Costco Wholesale Corp.	16,707	7,507,291
PriceSmart, Inc.	59,919	4,646,718
Walmart, Inc.	53,343	7,434,947
		26,925,829
INTERNET & DIRECT MARKETING RETAIL — 21.4%
1-800-Flowers.com, Inc. Class A (a)	237,903	7,258,421

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Amazon.com, Inc. (a)	2,268	$7,450,471
CarParts.com, Inc. (a) (b)	450,215	7,027,856
Chewy, Inc. Class A (a) (b)	103,723	7,064,574
ContextLogic, Inc. Class A (a) (b)	1,144,149	6,247,054
DoorDash, Inc. Class A (a)	36,943	7,609,519
eBay, Inc.	107,263	7,473,013
Etsy, Inc. (a)	35,834	7,452,039
Groupon, Inc. (a) (b)	354,640	8,089,338
Lands' End, Inc. (a)	186,100	4,380,794
Liquidity Services, Inc. (a)	149,309	3,226,567
Overstock.com, Inc. (a) (b)	112,990	8,804,181
PetMed Express, Inc. (b)	274,320	7,370,978
Porch Group, Inc. (a)	350,127	6,190,245
Poshmark, Inc. Class A (a)	308,349	7,326,372
Quotient Technology, Inc. (a)	719,076	4,185,022
Qurate Retail, Inc. Class A	750,210	7,644,640
RealReal, Inc. (a) (b)	617,943	8,144,489
Revolve Group, Inc. (a)	124,387	7,683,385
Shutterstock, Inc.	70,025	7,935,233
Stamps.com, Inc. (a)	23,683	7,810,417
Stitch Fix, Inc. Class A (a)	213,313	8,521,854
Wayfair, Inc. Class A (a) (b)	29,663	7,579,193
		162,475,655
SPECIALTY STORES — 16.6%
Academy Sports & Outdoors, Inc. (a)	170,110	6,807,802
Bath & Body Works, Inc.	122,249	7,705,354
Big 5 Sporting Goods Corp.	279,340	6,435,994
Dick's Sporting Goods, Inc.	58,933	7,058,405
Five Below, Inc. (a)	41,755	7,382,701
Hibbett, Inc.	96,358	6,816,365
Leslie's, Inc. (a) (b)	312,461	6,417,949
MarineMax, Inc. (a)	162,581	7,888,430
National Vision Holdings, Inc. (a)	132,747	7,536,047
ODP Corp. (a)	182,174	7,316,108
Party City Holdco, Inc. (a) (b)	1,168,146	8,293,837
Petco Health & Wellness Co., Inc. (a)	357,538	7,544,052
Sally Beauty Holdings, Inc. (a)	476,694	8,032,294
Security Description	Shares	Value
Signet Jewelers, Ltd.	101,171	$7,988,462
Sportsman's Warehouse Holdings, Inc. (a)	364,499	6,415,182
Tractor Supply Co.	38,011	7,701,409
Ulta Beauty, Inc. (a)	20,741	7,485,842
Winmark Corp.	5,120	1,100,954
		125,927,187
TOTAL COMMON STOCKS (Cost $898,274,565)		757,657,107
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,356,941	1,357,213
State Street Navigator Securities Lending Portfolio II (e) (f)	55,787,770	55,787,770
TOTAL SHORT-TERM INVESTMENTS (Cost $57,144,983)		57,144,983
TOTAL INVESTMENTS — 107.3% (Cost $955,419,548)		814,802,090
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(55,724,171)
NET ASSETS — 100.0%		$759,077,919
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$757,657,107	$—	$—	$757,657,107
Short-Term Investments	57,144,983	—	—	57,144,983
TOTAL INVESTMENTS	$814,802,090	$—	$—	$814,802,090
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	575,915	$576,087	$39,211,163	$38,429,966	$(71)	$—	1,356,941	$1,357,213	$124
State Street Navigator Securities Lending Portfolio II	44,696,050	44,696,050	111,173,073	100,081,353	—	—	55,787,770	55,787,770	195,356
Total		$45,272,137	$150,384,236	$138,511,319	$(71)	$—		$57,144,983	$195,480
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)	308,107	$31,704,210
Allegro MicroSystems, Inc. (a)	802,520	25,648,539
Alpha & Omega Semiconductor, Ltd. (a)	447,121	14,026,186
Ambarella, Inc. (a)	218,476	34,025,452
Analog Devices, Inc.	190,683	31,935,589
Broadcom, Inc.	65,105	31,571,368
CEVA, Inc. (a)	262,098	11,183,722
Cirrus Logic, Inc. (a)	374,285	30,822,370
Diodes, Inc. (a)	318,576	28,859,800
DSP Group, Inc. (a)	220,052	4,821,339
First Solar, Inc. (a)	325,974	31,117,478
Impinj, Inc. (a) (b)	321,103	18,344,614
Intel Corp.	601,936	32,071,150
Kopin Corp. (a) (b)	4,355,251	22,342,438
Lattice Semiconductor Corp. (a)	516,184	33,371,296
MACOM Technology Solutions Holdings, Inc. (a)	505,062	32,763,372
Marvell Technology, Inc.	529,839	31,954,590
MaxLinear, Inc. (a)	620,506	30,559,920
Microchip Technology, Inc.	205,805	31,589,009
Micron Technology, Inc.	440,964	31,299,625
Monolithic Power Systems, Inc.	65,612	31,800,824
NeoPhotonics Corp. (a)	955,230	8,320,053
NVIDIA Corp.	144,215	29,875,579
NXP Semiconductors NV	152,749	29,918,947
ON Semiconductor Corp. (a)	691,179	31,635,263
Power Integrations, Inc.	301,455	29,841,030
Qorvo, Inc. (a)	180,722	30,214,911
QUALCOMM, Inc.	227,175	29,301,032
Rambus, Inc. (a)	1,213,272	26,934,638
Semtech Corp. (a)	437,196	34,088,172
Silicon Laboratories, Inc. (a)	224,853	31,515,396
SiTime Corp. (a)	147,451	30,105,071
Skyworks Solutions, Inc.	182,743	30,112,392
SMART Global Holdings, Inc. (a)	669,549	29,794,930
Security Description	Shares	Value
SunPower Corp. (a) (b)	1,524,363	$34,572,553
Synaptics, Inc. (a)	178,112	32,012,070
Texas Instruments, Inc.	170,009	32,677,430
Universal Display Corp.	161,806	27,662,354
Wolfspeed, Inc. (a)	374,123	30,202,950
Xilinx, Inc.	209,027	31,560,987
TOTAL COMMON STOCKS (Cost $997,085,259)		1,132,158,649
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	704,422	704,563
State Street Navigator Securities Lending Portfolio II (e) (f)	13,020,772	13,020,772
TOTAL SHORT-TERM INVESTMENTS (Cost $13,725,343)		13,725,335
TOTAL INVESTMENTS — 101.2% (Cost $1,010,810,602)		1,145,883,984
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(13,195,869)
NET ASSETS — 100.0%		$1,132,688,115
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,132,158,649	$—	$—	$1,132,158,649
Short-Term Investments	13,725,335	—	—	13,725,335
TOTAL INVESTMENTS	$1,145,883,984	$—	$—	$1,145,883,984
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,447,146	$2,447,880	$1,415,347	$3,158,398	$(253)	$(13)	704,422	$704,563	$51
State Street Navigator Securities Lending Portfolio II	24,868,582	24,868,582	40,373,039	52,220,849	—	—	13,020,772	13,020,772	8,201
Total		$27,316,462	$41,788,386	$55,379,247	$(253)	$(13)		$13,725,335	$8,252
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 54.9%
8x8, Inc. (a)	132,339	$3,095,409
ACI Worldwide, Inc. (a)	98,828	3,036,984
Adobe, Inc. (a)	4,800	2,763,456
Agilysys, Inc. (a)	61,959	3,244,173
Alarm.com Holdings, Inc. (a)	39,787	3,110,946
Altair Engineering, Inc. Class A (a) (b)	42,862	2,954,906
Alteryx, Inc. Class A (a)	43,780	3,200,318
American Software, Inc. Class A	110,098	2,614,828
Anaplan, Inc. (a)	48,268	2,939,039
ANSYS, Inc. (a)	8,472	2,884,292
Appfolio, Inc. Class A (a) (b)	25,909	3,119,444
AppLovin Corp. Class A (a)	40,930	2,962,104
Asana, Inc. Class A (a) (b)	32,387	3,363,066
Aspen Technology, Inc. (a)	25,046	3,075,649
Autodesk, Inc. (a)	11,131	3,174,227
Avalara, Inc. (a)	17,196	3,005,345
Avaya Holdings Corp. (a)	163,025	3,226,265
Benefitfocus, Inc. (a) (b)	276,390	3,067,929
Bill.Com Holdings, Inc. (a)	11,252	3,003,721
Black Knight, Inc. (a)	42,674	3,072,528
Blackbaud, Inc. (a)	47,093	3,312,993
Blackline, Inc. (a)	26,258	3,100,019
Bottomline Technologies DE, Inc. (a)	75,929	2,982,491
Box, Inc. Class A (a)	138,680	3,282,556
BTRS Holdings, Inc. (a) (b)	303,015	3,224,080
C3.ai, Inc. Class A (a) (b)	63,323	2,934,388
Cadence Design Systems, Inc. (a)	18,988	2,875,543
CDK Global, Inc.	74,654	3,176,528
Cerence, Inc. (a) (b)	31,569	3,034,097
Ceridian HCM Holding, Inc. (a)	28,833	3,247,172
ChannelAdvisor Corp. (a)	117,845	2,973,229
Citrix Systems, Inc.	29,447	3,161,724
Cleanspark, Inc. (a) (b)	246,497	2,856,900
Cloudera, Inc. (a)	198,961	3,177,407
Cornerstone OnDemand, Inc. (a) (b)	55,369	3,170,429
Coupa Software, Inc. (a)	12,787	2,802,655
Datadog, Inc. Class A (a)	23,044	3,257,269
Digimarc Corp. (a) (b)	87,118	3,000,344
Digital Turbine, Inc. (a) (b)	51,071	3,511,131
DocuSign, Inc. (a)	11,426	2,941,395
Domo, Inc. Class B (a) (b)	40,796	3,444,814
Dropbox, Inc. Class A (a)	100,460	2,935,441
Duck Creek Technologies, Inc. (a)	64,742	2,864,186
Dynatrace, Inc. (a)	45,071	3,198,689
E2open Parent Holdings, Inc. (a) (b)	263,955	2,982,692
Ebix, Inc. (b)	118,233	3,184,015
Security Description	Shares	Value
Elastic NV (a)	19,834	$2,955,068
Envestnet, Inc. (a)	41,653	3,342,237
Everbridge, Inc. (a)	19,739	2,981,379
Fair Isaac Corp. (a)	7,018	2,792,673
Five9, Inc. (a)	18,245	2,914,456
Guidewire Software, Inc. (a)	25,939	3,083,369
HubSpot, Inc. (a)	4,720	3,191,145
InterDigital, Inc.	45,917	3,114,091
Intuit, Inc.	5,589	3,015,321
J2 Global, Inc. (a)	23,504	3,211,116
Jamf Holding Corp. (a) (b)	81,602	3,143,309
LivePerson, Inc. (a) (b)	47,573	2,804,428
Manhattan Associates, Inc. (a)	19,506	2,985,003
Marathon Digital Holdings, Inc. (a) (b)	88,633	2,799,030
Medallia, Inc. (a)	93,743	3,175,075
MicroStrategy, Inc. Class A (a) (b)	5,138	2,971,819
Mimecast, Ltd. (a)	46,495	2,957,082
Mitek Systems, Inc. (a)	152,063	2,813,166
Model N, Inc. (a) (b)	86,227	2,888,605
Momentive Global, Inc. (a)	161,596	3,167,282
NCR Corp. (a)	80,143	3,106,343
New Relic, Inc. (a)	41,392	2,970,704
Nuance Communications, Inc. (a)	57,366	3,157,425
Nutanix, Inc. Class A (a)	74,239	2,798,810
Olo, Inc. Class A (a)	95,806	2,877,054
Pagerduty, Inc. (a) (b)	71,755	2,972,092
Palantir Technologies, Inc. Class A (a)	120,269	2,891,267
Paycom Software, Inc. (a)	6,662	3,302,687
Paylocity Holding Corp. (a)	11,903	3,337,601
Pegasystems, Inc.	23,761	3,020,023
PROS Holdings, Inc. (a) (b)	79,479	2,819,915
PTC, Inc. (a)	25,209	3,019,786
Q2 Holdings, Inc. (a)	36,659	2,937,852
QAD, Inc. Class A	36,207	3,164,130
Qualtrics International, Inc. Class A (a)	66,399	2,837,893
RingCentral, Inc. Class A (a)	14,429	3,138,308
Riot Blockchain, Inc. (a) (b)	106,932	2,748,152
salesforce.com, Inc. (a)	12,291	3,333,565
Smartsheet, Inc. Class A (a)	43,361	2,984,104
Splunk, Inc. (a)	20,530	2,970,896
Sprout Social, Inc. Class A (a)	24,648	3,005,824
SPS Commerce, Inc. (a)	22,823	3,681,578
SS&C Technologies Holdings, Inc.	44,086	3,059,568
Synopsys, Inc. (a)	9,495	2,842,898
Trade Desk, Inc. Class A (a)	43,522	3,059,597
Tyler Technologies, Inc. (a)	6,714	3,079,376
Upland Software, Inc. (a)	86,823	2,903,361
Verint Systems, Inc. (a) (b)	73,243	3,280,554
Veritone, Inc. (a)	158,745	3,792,418
Vertex, Inc. Class A (a)	169,284	3,253,638
Vonage Holdings Corp. (a)	218,284	3,518,738

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Workday, Inc. Class A (a)	11,805	$2,949,951
Workiva, Inc. (a)	22,081	3,112,538
Yext, Inc. (a)	248,822	2,993,329
Zendesk, Inc. (a)	26,962	3,138,107
Zix Corp. (a)	379,744	2,684,790
Zoom Video Communications, Inc. Class A (a)	10,498	2,745,227
		315,342,569
DATA PROCESSING & OUTSOURCED SERVICES — 19.7%
Affirm Holdings, Inc. (a) (b)	25,597	3,049,371
Alliance Data Systems Corp.	33,974	3,427,637
Automatic Data Processing, Inc.	15,770	3,152,738
Broadridge Financial Solutions, Inc.	18,644	3,106,836
Cantaloupe, Inc. (a)	228,475	2,462,961
Cass Information Systems, Inc.	39,551	1,655,209
Concentrix Corp.	18,380	3,253,260
Conduent, Inc. (a)	471,695	3,108,470
CSG Systems International, Inc.	67,114	3,234,895
Euronet Worldwide, Inc. (a)	24,670	3,139,998
EVERTEC, Inc.	69,661	3,184,901
Evo Payments, Inc. Class A (a)	125,896	2,981,217
ExlService Holdings, Inc. (a)	25,936	3,193,240
Fidelity National Information Services, Inc.	25,520	3,105,274
Fiserv, Inc. (a)	28,609	3,104,076
FleetCor Technologies, Inc. (a)	12,142	3,172,340
Genpact, Ltd.	63,382	3,011,279
Global Payments, Inc.	19,042	3,000,638
GreenSky, Inc. Class A (a)	375,764	4,201,042
I3 Verticals, Inc. Class A (a)	103,544	2,506,800
International Money Express, Inc. (a)	145,258	2,425,809
Jack Henry & Associates, Inc.	18,695	3,067,102
Mastercard, Inc. Class A	9,113	3,168,408
MAXIMUS, Inc.	38,062	3,166,758
MoneyGram International, Inc. (a) (b)	369,638	2,964,497
Paya Holdings, Inc. (a)	289,792	3,150,039
Paychex, Inc.	28,722	3,229,789
PayPal Holdings, Inc. (a)	11,135	2,897,438
Repay Holdings Corp. (a) (b)	140,594	3,237,880
Sabre Corp. (a) (b)	291,010	3,445,558
Shift4 Payments, Inc. Class A (a)	40,230	3,118,630
Square, Inc. Class A (a)	12,774	3,063,716
TTEC Holdings, Inc.	31,105	2,909,251
Verra Mobility Corp. (a)	213,592	3,218,831
Visa, Inc. Class A	14,082	3,136,765
Western Union Co.	150,180	3,036,640
WEX, Inc. (a)	18,492	3,257,181
		113,546,474
Security Description	Shares	Value
INTERACTIVE HOME ENTERTAINMENT — 3.7%
Activision Blizzard, Inc.	39,777	$3,078,342
Electronic Arts, Inc.	21,822	3,104,180
Playtika Holding Corp. (a)	112,091	3,097,074
Sciplay Corp. Class A (a) (b)	170,915	3,536,231
Skillz, Inc. (a) (b)	282,546	2,774,602
Take-Two Interactive Software, Inc. (a)	20,567	3,168,758
Zynga, Inc. Class A (a)	359,927	2,710,250
		21,469,437
IT CONSULTING & OTHER SERVICES — 5.7%
Accenture PLC Class A	9,271	2,965,978
Cognizant Technology Solutions Corp. Class A	41,535	3,082,312
DXC Technology Co. (a)	91,948	3,090,372
EPAM Systems, Inc. (a)	5,050	2,880,924
Gartner, Inc. (a)	10,095	3,067,669
Grid Dynamics Holdings, Inc. (a)	105,863	3,093,317
Hackett Group, Inc.	88,503	1,736,429
International Business Machines Corp.	23,062	3,204,004
LiveRamp Holdings, Inc. (a)	62,971	2,974,120
Perficient, Inc. (a)	26,732	3,092,893
Unisys Corp. (a)	134,435	3,379,696
		32,567,714
SYSTEMS SOFTWARE — 15.9%
A10 Networks, Inc. (a)	230,702	3,109,863
Appian Corp. (a) (b)	31,241	2,890,105
CommVault Systems, Inc. (a)	40,550	3,053,821
Crowdstrike Holdings, Inc. Class A (a)	12,088	2,970,989
Datto Holding Corp. (a) (b)	130,295	3,114,050
Dolby Laboratories, Inc. Class A	33,440	2,942,720
Fortinet, Inc. (a)	10,192	2,976,472
KnowBe4, Inc. Class A (a) (b)	119,445	2,623,012
Mandiant, Inc. (a)	174,315	3,102,807
McAfee Corp. Class A (b)	151,203	3,343,098
Microsoft Corp.	10,687	3,012,879
N-Able, Inc. (a) (b)	218,445	2,710,902
NortonLifeLock, Inc.	116,197	2,939,784
OneSpan, Inc. (a)	166,447	3,125,875
Oracle Corp.	35,311	3,076,647
Palo Alto Networks, Inc. (a)	6,738	3,227,502
Ping Identity Holding Corp. (a) (b)	123,721	3,039,825
Progress Software Corp.	69,820	3,434,446
Qualys, Inc. (a)	27,570	3,068,265
Rapid7, Inc. (a)	26,693	3,016,843
SailPoint Technologies Holding, Inc. (a)	69,560	2,982,733
ServiceNow, Inc. (a)	4,896	3,046,634

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Telos Corp. (a) (b)	94,235	$2,678,159
Tenable Holdings, Inc. (a)	68,762	3,172,679
Teradata Corp. (a)	61,973	3,554,152
Varonis Systems, Inc. (a)	45,629	2,776,525
VMware, Inc. Class A (a) (b)	22,415	3,333,110
Xperi Holding Corp.	159,885	3,012,233
Zscaler, Inc. (a)	11,678	3,062,205
Zuora, Inc. Class A (a)	188,206	3,120,455
		91,518,790
TOTAL COMMON STOCKS (Cost $595,298,906)		574,444,984
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	592,915	593,033
State Street Navigator Securities Lending Portfolio II (e) (f)	15,892,305	15,892,305
TOTAL SHORT-TERM INVESTMENTS (Cost $16,485,338)		16,485,338
TOTAL INVESTMENTS — 102.8% (Cost $611,784,244)		590,930,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(16,119,450)
NET ASSETS — 100.0%		$574,810,872

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$574,444,984	$—	$—	$574,444,984
Short-Term Investments	16,485,338	—	—	16,485,338
TOTAL INVESTMENTS	$590,930,322	$—	$—	$590,930,322
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	430,618	$430,747	$6,698,821	$6,536,488	$(24)	$(23)	592,915	$593,033	$60
State Street Navigator Securities Lending Portfolio II	24,637,133	24,637,133	53,202,928	61,947,756	—	—	15,892,305	15,892,305	33,224
Total		$25,067,880	$59,901,749	$68,484,244	$(24)	$(23)		$16,485,338	$33,284
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
ALTERNATIVE CARRIERS — 24.1%
Anterix, Inc. (a) (b)	12,876	$781,573
AST SpaceMobile, Inc. (a) (b)	210,400	2,276,528
Bandwidth, Inc. Class A (a)	23,070	2,082,760
Cogent Communications Holdings, Inc.	29,441	2,085,600
EchoStar Corp. Class A (a)	74,177	1,892,255
Globalstar, Inc. (a) (b)	949,230	1,585,214
Iridium Communications, Inc. (a)	51,949	2,070,168
Liberty Global PLC Class C (a)	85,775	2,526,931
Liberty Latin America, Ltd. Class C (a)	85,696	1,124,332
Lumen Technologies, Inc. (b)	205,168	2,542,032
		18,967,393
COMMUNICATIONS EQUIPMENT — 53.6%
ADTRAN, Inc.	45,342	850,616
Arista Networks, Inc. (a)	6,989	2,401,700
Calix, Inc. (a)	53,804	2,659,532
Ciena Corp. (a)	45,767	2,350,136
Cisco Systems, Inc.	42,654	2,321,657
Clearfield, Inc. (a)	11,399	503,266
CommScope Holding Co., Inc. (a)	170,531	2,317,516
Comtech Telecommunications Corp.	27,173	695,901
Digi International, Inc. (a)	17,733	372,748
Extreme Networks, Inc. (a)	132,400	1,304,140
F5 Networks, Inc. (a)	12,054	2,396,094
Harmonic, Inc. (a)	84,915	743,006
Infinera Corp. (a) (b)	294,051	2,446,504
Inseego Corp. (a) (b)	196,522	1,308,837
Juniper Networks, Inc.	88,650	2,439,648
Lumentum Holdings, Inc. (a)	28,598	2,389,077
Motorola Solutions, Inc.	10,149	2,357,816
NETGEAR, Inc. (a)	45,948	1,466,201
NetScout Systems, Inc. (a)	49,132	1,324,107
Plantronics, Inc. (a) (b)	62,999	1,619,704
Ribbon Communications, Inc. (a)	56,279	336,548
Ubiquiti, Inc. (b)	7,787	2,325,743
Viasat, Inc. (a)	50,742	2,794,362
Viavi Solutions, Inc. (a)	152,699	2,403,482
		42,128,341
INTEGRATED TELECOMMUNICATION SERVICES — 10.4%
AT&T, Inc.	90,767	2,451,617
ATN International, Inc.	4,002	187,494
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	56,234	$516,790
IDT Corp. Class B (a)	34,908	1,464,391
Ooma, Inc. (a)	13,143	244,591
Radius Global Infrastructure, Inc. Class A (a) (b)	50,088	817,937
Verizon Communications, Inc.	45,459	2,455,240
		8,138,060
WIRELESS TELECOMMUNICATION SERVICES — 11.9%
Gogo, Inc. (a) (b)	129,919	2,247,599
Shenandoah Telecommunications Co.	47,515	1,500,524
Telephone & Data Systems, Inc.	124,553	2,428,783
T-Mobile US, Inc. (a)	18,738	2,393,967
United States Cellular Corp. (a)	25,342	808,156
		9,379,029
TOTAL COMMON STOCKS (Cost $81,259,923)		78,612,823
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	49,969	49,979
State Street Navigator Securities Lending Portfolio II (e) (f)	3,737,920	3,737,920
TOTAL SHORT-TERM INVESTMENTS (Cost $3,787,876)		3,787,899
TOTAL INVESTMENTS — 104.8% (Cost $85,047,799)		82,400,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(3,747,703)
NET ASSETS — 100.0%		$78,653,019
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$78,612,823	$—	$—	$78,612,823
Short-Term Investments	3,787,899	—	—	3,787,899
TOTAL INVESTMENTS	$82,400,722	$—	$—	$82,400,722
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	201,557	$201,618	$1,186,723	$1,338,397	$36	$(1)	49,969	$49,979	$16
State Street Navigator Securities Lending Portfolio II	2,582,042	2,582,042	5,687,106	4,531,228	—	—	3,737,920	3,737,920	3,725
Total		$2,783,660	$6,873,829	$5,869,625	$36	$(1)		$3,787,899	$3,741
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 19.7%
Air Transport Services Group, Inc. (a)	373,642	$9,643,700
Atlas Air Worldwide Holdings, Inc. (a)	144,679	11,817,381
C.H. Robinson Worldwide, Inc.	121,120	10,537,440
Echo Global Logistics, Inc. (a)	91,838	4,381,591
Expeditors International of Washington, Inc.	85,172	10,146,540
FedEx Corp.	41,539	9,109,087
Forward Air Corp.	119,340	9,907,607
GXO Logistics, Inc. (a)	129,443	10,153,509
Hub Group, Inc. Class A (a)	156,169	10,736,619
United Parcel Service, Inc. Class B	55,391	10,086,701
		96,520,175
AIRLINES — 27.2%
Alaska Air Group, Inc. (a)	190,912	11,187,443
Allegiant Travel Co. (a)	56,759	11,095,249
American Airlines Group, Inc. (a)	565,059	11,595,011
Delta Air Lines, Inc. (a)	272,060	11,592,477
Frontier Group Holdings, Inc. (a)	590,393	9,322,306
Hawaiian Holdings, Inc. (a)	552,037	11,957,121
JetBlue Airways Corp. (a)	729,474	11,153,658
SkyWest, Inc. (a)	247,359	12,204,693
Southwest Airlines Co. (a)	223,601	11,499,799
Spirit Airlines, Inc. (a)	444,121	11,520,499
Sun Country Airlines Holdings, Inc. (a)	253,930	8,516,812
United Airlines Holdings, Inc. (a)	241,542	11,490,153
		133,135,221
MARINE — 8.1%
Eagle Bulk Shipping, Inc. (a)	175,806	8,864,139
Genco Shipping & Trading, Ltd.	531,134	10,691,727
Kirby Corp. (a)	208,345	9,992,226
Matson, Inc.	123,618	9,977,209
		39,525,301
RAILROADS — 8.4%
CSX Corp.	346,007	10,290,248
Kansas City Southern	38,273	10,358,205
Norfolk Southern Corp.	43,333	10,367,420
Union Pacific Corp.	51,570	10,108,236
		41,124,109
TRUCKING — 36.4%
AMERCO	16,270	10,510,908
ArcBest Corp.	158,360	12,949,097
Avis Budget Group, Inc. (a)	123,627	14,403,782
Security Description	Shares	Value
Daseke, Inc. (a)	250,023	$2,302,712
Heartland Express, Inc.	334,574	5,359,875
JB Hunt Transport Services, Inc.	61,638	10,307,106
Knight-Swift Transportation Holdings, Inc.	206,669	10,571,119
Landstar System, Inc.	66,244	10,454,628
Lyft, Inc. Class A (a)	214,100	11,473,619
Marten Transport, Ltd.	264,259	4,146,224
Old Dominion Freight Line, Inc.	36,708	10,497,754
Ryder System, Inc.	137,325	11,358,151
Saia, Inc. (a)	44,342	10,554,726
Schneider National, Inc. Class B	480,210	10,919,975
TuSimple Holdings, Inc. Class A (a) (b)	266,552	9,897,076
Uber Technologies, Inc. (a)	268,410	12,024,768
Werner Enterprises, Inc.	227,243	10,060,048
XPO Logistics, Inc. (a)	127,241	10,125,839
		177,917,407
TOTAL COMMON STOCKS (Cost $488,884,903)		488,222,213
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	815,395	815,558
State Street Navigator Securities Lending Portfolio II (e) (f)	2,770,339	2,770,339
TOTAL SHORT-TERM INVESTMENTS (Cost $3,585,897)		3,585,897
TOTAL INVESTMENTS — 100.5% (Cost $492,470,800)		491,808,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,434,874)
NET ASSETS — 100.0%		$489,373,236
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$488,222,213	$—	$—	$488,222,213
Short-Term Investments	3,585,897	—	—	3,585,897
TOTAL INVESTMENTS	$491,808,110	$—	$—	$491,808,110
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,813	$114,847	$1,752,694	$1,051,951	$(33)	$1	815,395	$815,558	$31
State Street Navigator Securities Lending Portfolio II	—	—	6,396,455	3,626,116	—	—	2,770,339	2,770,339	612
Total		$114,847	$8,149,149	$4,678,067	$(33)	$1		$3,585,897	$643
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
Northrop Grumman Corp.	6,157	$2,217,443
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	4,702	275,537
BANKS — 2.0%
Comerica, Inc.	5,573	448,626
East West Bancorp, Inc.	5,616	435,465
First Citizens BancShares, Inc. Class A	242	204,047
Prosperity Bancshares, Inc.	3,597	255,855
Signature Bank	2,286	622,432
US Bancorp	60,073	3,570,739
		5,537,164
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	9,029	605,033
Coca-Cola Co.	97,024	5,090,849
Constellation Brands, Inc. Class A	3,599	758,274
		6,454,156
BIOTECHNOLOGY — 1.2%
Biogen, Inc. (a)	4,940	1,397,971
Halozyme Therapeutics, Inc. (a)	4,604	187,291
Horizon Therapeutics PLC (a)	7,304	800,080
Incyte Corp. (a)	7,266	499,755
Invitae Corp. (a) (b)	6,408	182,179
Twist Bioscience Corp. (a)	1,356	145,051
Ultragenyx Pharmaceutical, Inc. (a)	2,051	184,980
		3,397,307
BUILDING PRODUCTS — 0.1%
AZEK Co., Inc. (a)	5,724	209,098
CAPITAL MARKETS — 1.0%
Moody's Corp.	7,547	2,680,015
CHEMICALS — 1.3%
Celanese Corp.	4,773	719,005
DuPont de Nemours, Inc.	22,791	1,549,560
FMC Corp.	5,533	506,601
Mosaic Co.	14,608	521,798
Olin Corp.	6,739	325,157
		3,622,121
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Rollins, Inc.	7,346	259,534
Waste Management, Inc.	15,493	2,314,035
		2,573,569
CONSUMER FINANCE — 2.9%
American Express Co.	32,398	5,427,637
Discover Financial Services	12,232	1,502,701
Santander Consumer USA Holdings, Inc.	2,377	99,121
SoFi Technologies, Inc. (a)	16,519	262,322
Upstart Holdings, Inc. (a)	2,359	746,482
		8,038,263
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	2,812	$335,612
Sealed Air Corp.	6,373	349,177
		684,789
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,274	317,041
Chegg, Inc. (a)	5,232	355,881
		672,922
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Equitable Holdings, Inc.	17,079	506,222
ELECTRIC UTILITIES — 0.5%
Alliant Energy Corp.	10,873	608,670
NRG Energy, Inc.	9,999	408,259
Pinnacle West Capital Corp.	4,846	350,657
		1,367,586
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	15,279	2,281,307
Sensata Technologies Holding PLC (a)	9,173	501,947
Sunrun, Inc. (a) (b)	8,424	370,656
		3,153,910
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Arrow Electronics, Inc. (a)	4,268	479,254
CDW Corp.	8,072	1,469,265
		1,948,519
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	43,129	1,066,580
ENTERTAINMENT — 10.1%
Netflix, Inc. (a)	21,142	12,903,808
Skillz, Inc. (a)	16,631	163,316
Spotify Technology SA (a)	6,270	1,412,882
Walt Disney Co. (a)	79,581	13,462,718
		27,942,724
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,015	1,149,286
Apartment Income REIT Corp.	6,013	293,495
Douglas Emmett, Inc. REIT	13,026	411,752
Equity LifeStyle Properties, Inc. REIT	7,175	560,367
Essex Property Trust, Inc. REIT	2,633	841,875
Healthcare Trust of America, Inc. Class A REIT	8,466	251,102
National Retail Properties, Inc. REIT	6,743	291,230
Realty Income Corp. REIT	14,730	955,388
STORE Capital Corp. REIT	10,478	335,610
Sun Communities, Inc. REIT	8,631	1,597,598
Weyerhaeuser Co. REIT	29,517	1,049,920
		7,737,623

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.3%
Casey's General Stores, Inc.	1,260	$237,447
Kroger Co.	16,939	684,844
		922,291
FOOD PRODUCTS — 0.8%
Hershey Co.	4,680	792,090
J.M. Smucker Co.	2,346	281,591
Kellogg Co.	7,642	488,477
McCormick & Co., Inc.	6,009	486,909
Post Holdings, Inc. (a)	1,302	143,428
		2,192,495
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Hill-Rom Holdings, Inc.	2,140	321,000
HEALTH CARE PROVIDERS & SERVICES — 6.6%
Amedisys, Inc. (a)	1,076	160,432
Cigna Corp.	11,162	2,234,186
CVS Health Corp.	29,806	2,529,337
Encompass Health Corp.	3,148	236,226
McKesson Corp.	5,124	1,021,623
Oak Street Health, Inc. (a) (b)	2,812	119,594
UnitedHealth Group, Inc.	30,980	12,105,125
		18,406,523
HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)	2,464	365,731
HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	8,531	280,328
Chipotle Mexican Grill, Inc. (a)	936	1,701,199
Starbucks Corp.	39,738	4,383,499
Yum China Holdings, Inc.	13,561	788,030
		7,153,056
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	2,807	464,867
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Brookfield Renewable Corp. Class A	15,499	601,516
Vistra Corp.	19,282	329,722
		931,238
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	22,239	3,901,165
INSURANCE — 1.6%
Hartford Financial Services Group, Inc.	14,281	1,003,240
Lemonade, Inc. (a) (b)	1,468	98,371
Lincoln National Corp.	7,146	491,288
MetLife, Inc.	30,205	1,864,555
Primerica, Inc.	1,610	247,344
Principal Financial Group, Inc.	10,983	707,305
		4,412,103
INTERACTIVE MEDIA & SERVICES — 1.0%
Pinterest, Inc. Class A (a)	30,217	1,539,556
Security Description	Shares	Value
Zillow Group, Inc. Class C (a)	13,377	$1,179,049
		2,718,605
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Chewy, Inc. Class A (a) (b)	11,510	783,946
Etsy, Inc. (a)	4,832	1,004,863
Farfetch, Ltd. Class A (a)	15,798	592,109
Fiverr International, Ltd. (a) (b)	1,636	298,864
		2,679,782
IT SERVICES — 16.1%
Amdocs, Ltd.	7,356	556,923
Concentrix Corp.	1,663	294,351
Fastly, Inc. Class A (a) (b)	6,538	264,397
Globant SA (a)	2,359	662,903
Okta, Inc. (a)	7,627	1,810,192
Pagseguro Digital, Ltd. Class A (a) (b)	13,521	699,306
Paychex, Inc.	18,711	2,104,052
PayPal Holdings, Inc. (a)	48,383	12,589,740
Shopify, Inc. Class A (a)	4,181	5,668,516
Square, Inc. Class A (a)	26,103	6,260,544
Visa, Inc. Class A	59,402	13,231,795
WEX, Inc. (a)	2,559	450,742
		44,593,461
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Mattel, Inc. (a)	11,681	216,800
Peloton Interactive, Inc. Class A (a)	9,667	841,512
		1,058,312
LIFE SCIENCES TOOLS & SERVICES — 0.3%
AbCellera Biologics, Inc. (a) (b)	4,940	98,998
Maravai LifeSciences Holdings, Inc. Class A (a)	8,195	402,210
PPD, Inc. (a)	4,439	207,701
		708,909
MACHINERY — 2.7%
Cummins, Inc.	5,500	1,235,080
Fortive Corp.	19,305	1,362,354
Illinois Tool Works, Inc.	12,093	2,498,777
Nordson Corp.	1,990	473,918
Otis Worldwide Corp.	16,442	1,352,848
Pentair PLC	6,307	458,077
		7,381,054
MEDIA — 0.7%
Discovery, Inc. Class A (a) (b)	21,112	535,823
New York Times Co. Class A	7,842	386,375
ViacomCBS, Inc. Class B	28,704	1,134,095
		2,056,293
METALS & MINING — 0.9%
Alcoa Corp. (a)	7,864	384,864
MP Materials Corp. (a) (b)	4,828	155,606
Newmont Corp.	34,163	1,855,051
		2,395,521

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Annaly Capital Management, Inc. REIT	54,290	$457,122
MULTI-UTILITIES — 1.1%
Public Service Enterprise Group, Inc.	21,756	1,324,940
Sempra Energy	13,047	1,650,446
		2,975,386
MULTILINE RETAIL — 1.4%
Target Corp.	16,667	3,812,910
OIL, GAS & CONSUMABLE FUELS — 2.1%
EQT Corp. (a)	12,134	248,262
Marathon Oil Corp.	34,494	471,533
Ovintiv, Inc.	11,124	365,757
Phillips 66	19,334	1,353,960
Pioneer Natural Resources Co.	9,910	1,650,114
Targa Resources Corp.	9,915	487,917
Valero Energy Corp.	18,028	1,272,236
		5,849,779
PERSONAL PRODUCTS — 0.9%
Coty, Inc. Class A (a)	6,400	50,304
Estee Lauder Cos., Inc. Class A	8,161	2,447,729
		2,498,033
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	73,740	4,363,196
Jazz Pharmaceuticals PLC (a)	1,932	251,566
Merck & Co., Inc.	83,566	6,276,642
		10,891,404
PROFESSIONAL SERVICES — 1.0%
Booz Allen Hamilton Holding Corp.	5,021	398,416
Equifax, Inc.	4,630	1,173,335
ManpowerGroup, Inc.	2,030	219,808
Nielsen Holdings PLC	17,009	326,403
Robert Half International, Inc.	4,138	415,166
Upwork, Inc. (a)	6,408	288,552
		2,821,680
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Opendoor Technologies, Inc. (a) (b)	12,020	246,771
Redfin Corp. (a) (b)	3,932	196,993
		443,764
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Universal Display Corp.	2,511	429,281
SOFTWARE — 15.4%
Anaplan, Inc. (a)	7,406	450,951
Asana, Inc. Class A (a)	7,080	735,187
Atlassian Corp. PLC Class A (a)	14,555	5,697,118
Autodesk, Inc. (a)	12,791	3,647,609
Bentley Systems, Inc. Class B	12,267	743,871
Bill.Com Holdings, Inc. (a)	4,504	1,202,343
Blackline, Inc. (a)	2,940	347,096
Security Description	Shares	Value
Ceridian HCM Holding, Inc. (a)	7,747	$872,467
Dropbox, Inc. Class A (a)	21,837	638,077
HubSpot, Inc. (a)	2,580	1,744,312
Intuit, Inc.	15,484	8,353,773
nCino, Inc. (a)	3,484	247,469
NortonLifeLock, Inc.	33,569	849,296
Paylocity Holding Corp. (a)	2,240	628,096
salesforce.com, Inc. (a)	51,999	14,103,169
Smartsheet, Inc. Class A (a)	6,744	464,122
Unity Software, Inc. (a) (b)	8,785	1,109,106
Zendesk, Inc. (a)	6,789	790,172
		42,624,234
SPECIALTY RETAIL — 2.1%
American Eagle Outfitters, Inc.	5,059	130,522
Bath & Body Works, Inc.	7,926	499,576
GameStop Corp. Class A (a)	1,988	348,834
Gap, Inc.	6,738	152,952
TJX Cos., Inc.	40,810	2,692,644
Tractor Supply Co.	3,901	790,382
Ulta Beauty, Inc. (a)	1,811	653,626
Victoria's Secret & Co. (a)	2,639	145,831
Vroom, Inc. (a) (b)	3,596	79,364
Williams-Sonoma, Inc.	2,475	438,892
		5,932,623
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Western Digital Corp. (a)	17,452	984,991
TEXTILES, APPAREL & LUXURY GOODS — 4.1%
Capri Holdings, Ltd. (a)	4,940	239,145
Crocs, Inc. (a)	2,128	305,326
Levi Strauss & Co. Class A	12,127	297,233
Lululemon Athletica, Inc. (a)	4,002	1,619,609
NIKE, Inc. Class B	51,666	7,503,453
Ralph Lauren Corp.	2,479	275,268
Tapestry, Inc.	9,320	345,026
VF Corp.	12,454	834,294
		11,419,354
THRIFTS & MORTGAGE FINANCE — 0.6%
Rocket Cos., Inc. Class A	76,290	1,223,692
UWM Holdings Corp.	56,177	390,430
		1,614,122
TRADING COMPANIES & DISTRIBUTORS — 0.4%
W.W. Grainger, Inc.	1,821	715,762
Watsco, Inc.	1,322	349,828
		1,065,590
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	10,672	491,766
TOTAL COMMON STOCKS (Cost $251,726,876)		277,059,993

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	131,405	$131,431
State Street Navigator Securities Lending Portfolio II (e) (f)	1,658,476	1,658,476
TOTAL SHORT-TERM INVESTMENTS (Cost $1,789,908)		1,789,907
TOTAL INVESTMENTS — 100.5% (Cost $253,516,784)		278,849,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,418,412)
NET ASSETS — 100.0%		$277,431,488

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$277,059,993	$—	$—	$277,059,993
Short-Term Investments	1,789,907	—	—	1,789,907
TOTAL INVESTMENTS	$278,849,900	$—	$—	$278,849,900
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,032	$91,059	$1,912,447	$1,872,059	$(15)	$(1)	131,405	$131,431	$17
State Street Navigator Securities Lending Portfolio II	472,848	472,848	6,760,839	5,575,211	—	—	1,658,476	1,658,476	2,581
Total		$563,907	$8,673,286	$7,447,270	$(15)	$(1)		$1,789,907	$2,598
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Lockheed Martin Corp.	10,575	$3,649,433
Northrop Grumman Corp.	12,575	4,528,886
		8,178,319
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	37,304	3,245,448
Expeditors International of Washington, Inc.	45,119	5,375,026
		8,620,474
AUTO COMPONENTS — 0.4%
Gentex Corp.	68,639	2,263,714
BEVERAGES — 2.1%
Coca-Cola Co.	114,021	5,982,682
PepsiCo, Inc.	47,550	7,151,995
		13,134,677
BUILDING PRODUCTS — 2.1%
Allegion PLC	25,484	3,368,475
Carlisle Cos., Inc.	14,800	2,942,092
Lennox International, Inc.	9,545	2,807,853
Trane Technologies PLC	21,783	3,760,835
		12,879,255
CAPITAL MARKETS — 3.3%
CME Group, Inc.	21,230	4,105,457
FactSet Research Systems, Inc.	10,642	4,201,249
Intercontinental Exchange, Inc.	50,753	5,827,460
Nasdaq, Inc.	32,358	6,245,741
		20,379,907
CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	23,375	5,986,571
Ecolab, Inc.	21,494	4,484,078
Linde PLC	22,849	6,703,440
		17,174,089
COMMERCIAL SERVICES & SUPPLIES — 3.5%
MSA Safety, Inc.	10,250	1,493,425
Republic Services, Inc.	81,305	9,761,478
Tetra Tech, Inc.	15,025	2,243,834
Waste Management, Inc.	54,880	8,196,877
		21,695,614
COMMUNICATIONS EQUIPMENT — 0.7%
Motorola Solutions, Inc.	17,760	4,126,003
CONSTRUCTION MATERIALS — 0.7%
Vulcan Materials Co.	26,225	4,436,221
CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	18,326	2,187,208
Ball Corp.	57,288	5,154,201
Sonoco Products Co.	28,080	1,673,007
		9,014,416
DISTRIBUTORS — 0.7%
Pool Corp.	9,725	4,224,637
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	46,383	$2,795,040
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	25,322	6,911,387
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	149,224	4,030,540
Verizon Communications, Inc.	98,215	5,304,592
		9,335,132
ELECTRIC UTILITIES — 4.7%
Duke Energy Corp.	75,817	7,398,981
Eversource Energy	88,425	7,229,628
NextEra Energy, Inc.	92,049	7,227,687
Xcel Energy, Inc.	114,649	7,165,563
		29,021,859
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	25,350	3,143,653
Eaton Corp. PLC	26,125	3,900,724
		7,044,377
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	52,101	3,815,356
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.9%
Alexandria Real Estate Equities, Inc. REIT	38,305	7,318,936
American Homes 4 Rent Class A REIT	77,525	2,955,253
American Tower Corp. REIT	39,440	10,467,771
Camden Property Trust REIT	26,798	3,951,901
Crown Castle International Corp. REIT	59,835	10,370,602
Duke Realty Corp. REIT	105,984	5,073,454
EastGroup Properties, Inc. REIT	10,980	1,829,597
Equity LifeStyle Properties, Inc. REIT	51,605	4,030,351
Prologis, Inc. REIT	71,925	9,021,553
Public Storage REIT	33,824	10,049,110
Rexford Industrial Realty, Inc. REIT	36,899	2,094,018
Sun Communities, Inc. REIT	31,760	5,878,776
		73,041,322
FOOD & STAPLES RETAILING — 1.5%
Casey's General Stores, Inc.	10,375	1,955,169
Costco Wholesale Corp.	15,742	7,073,667
		9,028,836
GAS UTILITIES — 0.5%
Atmos Energy Corp.	35,880	3,164,616
HEALTH CARE EQUIPMENT & SUPPLIES — 4.5%
Abbott Laboratories	34,900	4,122,737
Baxter International, Inc.	48,650	3,912,919
Danaher Corp.	20,405	6,212,098
Medtronic PLC	37,207	4,663,897

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
STERIS PLC	24,009	$4,904,559
Stryker Corp.	15,115	3,986,128
		27,802,338
HEALTH CARE PROVIDERS & SERVICES — 0.6%
UnitedHealth Group, Inc.	10,150	3,966,011
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	50,250	3,543,630
HOTELS, RESTAURANTS & LEISURE — 2.7%
Domino's Pizza, Inc.	6,550	3,124,088
McDonald's Corp.	28,654	6,908,766
Starbucks Corp.	29,913	3,299,703
Yum! Brands, Inc.	29,011	3,548,335
		16,880,892
HOUSEHOLD DURABLES — 0.4%
NVR, Inc. (a)	495	2,373,070
HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co.	55,336	7,735,973
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	22,704	3,982,736
Honeywell International, Inc.	18,350	3,895,338
Roper Technologies, Inc.	9,292	4,145,440
		12,023,514
INSURANCE — 11.9%
Alleghany Corp. (a)	3,849	2,403,354
Allstate Corp.	49,375	6,285,931
Aon PLC Class A	21,076	6,022,889
Arthur J Gallagher & Co.	44,701	6,644,804
Assurant, Inc.	16,175	2,551,606
Brown & Brown, Inc.	65,902	3,654,266
Chubb, Ltd.	27,988	4,855,358
Enstar Group, Ltd. (a)	5,175	1,214,728
Globe Life, Inc.	28,515	2,538,690
Loews Corp.	63,940	3,448,284
Markel Corp. (a)	3,809	4,552,250
Marsh & McLennan Cos., Inc.	49,767	7,536,217
Old Republic International Corp. (a)	79,646	1,842,212
Progressive Corp.	49,164	4,443,934
RenaissanceRe Holdings, Ltd.	14,145	1,971,813
Travelers Cos., Inc.	32,883	4,998,545
Willis Towers Watson PLC	22,909	5,325,426
WR Berkley Corp.	38,157	2,792,329
		73,082,636
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	1,628	4,352,491
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Amazon.com, Inc. (a)	750	2,463,780
IT SERVICES — 6.5%
Accenture PLC Class A	15,449	4,942,444
Amdocs, Ltd.	36,928	2,795,819
Automatic Data Processing, Inc.	22,307	4,459,615
Broadridge Financial Solutions, Inc.	25,091	4,181,164
Security Description	Shares	Value
Fidelity National Information Services, Inc.	27,217	$3,311,765
Fiserv, Inc. (a)	30,700	3,330,950
Jack Henry & Associates, Inc.	21,293	3,493,330
Paychex, Inc.	45,043	5,065,085
VeriSign, Inc. (a)	18,400	3,772,184
Visa, Inc. Class A	21,992	4,898,718
		40,251,074
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	23,475	2,094,440
MACHINERY — 3.3%
Graco, Inc.	47,064	3,293,068
IDEX Corp.	18,300	3,787,185
Illinois Tool Works, Inc.	19,304	3,988,786
PACCAR, Inc.	34,475	2,720,767
Toro Co.	30,250	2,946,652
Xylem, Inc.	31,200	3,858,816
		20,595,274
MULTI-UTILITIES — 4.3%
Ameren Corp.	70,907	5,743,467
CMS Energy Corp.	80,929	4,833,889
Dominion Energy, Inc.	112,525	8,216,575
WEC Energy Group, Inc.	84,824	7,481,477
		26,275,408
MULTILINE RETAIL — 0.6%
Dollar General Corp.	16,825	3,569,256
OIL, GAS & CONSUMABLE FUELS — 1.0%
Chevron Corp.	17,107	1,735,505
Exxon Mobil Corp.	30,439	1,790,422
Kinder Morgan, Inc.	147,434	2,466,571
		5,992,498
PHARMACEUTICALS — 2.8%
Johnson & Johnson	34,798	5,619,877
Merck & Co., Inc.	70,260	5,277,229
Organon & Co.	6,971	228,579
Zoetis, Inc.	32,259	6,262,762
		17,388,447
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	28,160	5,639,603
ROAD & RAIL — 1.5%
Kansas City Southern	15,975	4,323,474
Landstar System, Inc.	10,775	1,700,511
Union Pacific Corp.	15,225	2,984,252
		9,008,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	21,444	4,121,751
SOFTWARE — 5.3%
Adobe, Inc. (a)	7,571	4,358,776
Black Knight, Inc. (a)	42,843	3,084,696
Intuit, Inc.	9,485	5,117,252

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	22,453	$6,329,950
Oracle Corp.	62,357	5,433,165
Synopsys, Inc. (a)	13,775	4,124,373
Tyler Technologies, Inc. (a)	8,675	3,978,789
		32,427,001
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	2,365	4,015,747
Home Depot, Inc.	15,493	5,085,732
O'Reilly Automotive, Inc. (a)	6,017	3,676,748
Ross Stores, Inc.	20,399	2,220,431
TJX Cos., Inc.	51,892	3,423,834
		18,422,492
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	24,524	3,561,621
TOTAL COMMON STOCKS (Cost $541,872,764)		613,856,688
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $954,366)	954,175	954,366
TOTAL INVESTMENTS — 100.0% (Cost $542,827,130)		614,811,054
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		43,262
NET ASSETS — 100.0%		$614,854,316

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$613,856,688	$—	$—	$613,856,688
Short-Term Investment	954,366	—	—	954,366
TOTAL INVESTMENTS	$614,811,054	$—	$—	$614,811,054
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,290,489	$1,290,876	$3,806,616	$4,142,970	$(144)	$(12)	954,175	$954,366	$79
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Curtiss-Wright Corp.	3,284	$414,375
Kaman Corp.	7,651	272,911
Moog, Inc. Class A	4,347	331,372
National Presto Industries, Inc.	6,919	567,912
		1,586,570
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	5,779	479,773
Hub Group, Inc. Class A (a)	6,820	468,875
		948,648
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	4,221	399,602
Gentherm, Inc. (a)	4,043	327,200
Standard Motor Products, Inc.	18,010	787,217
Stoneridge, Inc. (a)	5,948	121,280
		1,635,299
BANKS — 19.3%
1st Source Corp.	12,355	583,650
Allegiance Bancshares, Inc.	11,520	439,488
Arrow Financial Corp.	21,241	729,849
Associated Banc-Corp.	24,641	527,810
BancFirst Corp.	6,225	374,247
BancorpSouth Bank	13,053	388,718
Bank First Corp.	7,658	542,722
Bank of Hawaii Corp.	5,064	416,109
Bank of Marin Bancorp	17,379	656,057
Banner Corp.	8,766	483,971
Brookline Bancorp, Inc.	40,541	618,656
Bryn Mawr Bank Corp.	14,445	663,748
Cambridge Bancorp	9,201	809,688
Camden National Corp.	13,542	648,662
Capital City Bank Group, Inc.	17,214	425,874
Central Pacific Financial Corp.	18,858	484,273
City Holding Co.	10,137	789,774
Community Bank System, Inc.	10,666	729,768
Community Trust Bancorp, Inc.	14,754	621,143
CVB Financial Corp.	30,037	611,854
Enterprise Financial Services Corp.	9,446	427,715
Farmers National Banc Corp.	35,705	560,926
First Bancshares, Inc. (b)	13,242	513,525
First Busey Corp.	23,041	567,500
First Commonwealth Financial Corp.	31,371	427,587
First Community Bankshares, Inc.	20,532	651,275
First Financial Corp.	15,730	661,446
First Interstate BancSystem, Inc. Class A	11,637	468,506
First Merchants Corp.	9,543	399,279
First Mid-Illinois Bancshares, Inc.	17,279	709,476
First of Long Island Corp.	31,085	640,351
Flushing Financial Corp.	18,746	423,660
Fulton Financial Corp.	35,619	544,258
German American Bancorp, Inc.	14,608	564,307
Security Description	Shares	Value
Great Southern Bancorp, Inc.	9,803	$537,302
Guaranty Bancshares, Inc.	11,050	396,143
HarborOne Bancorp, Inc.	48,211	676,882
Heartland Financial USA, Inc.	9,594	461,280
Heritage Commerce Corp.	46,648	542,516
Heritage Financial Corp.	20,443	521,297
Hilltop Holdings, Inc.	13,288	434,119
HomeTrust Bancshares, Inc.	20,762	580,921
Independent Bank Corp. (c)	5,275	401,691
Independent Bank Corp. (c)	20,088	431,490
Investors Bancorp, Inc.	39,303	593,868
Lakeland Bancorp, Inc.	28,504	502,526
Lakeland Financial Corp.	7,215	513,997
MidWestOne Financial Group, Inc.	16,476	496,916
National Bank Holdings Corp. Class A	11,934	483,088
NBT Bancorp, Inc.	21,391	772,643
Nicolet Bankshares, Inc. (a)	11,088	822,508
OceanFirst Financial Corp.	18,594	398,098
Old National Bancorp	34,435	583,673
Park National Corp.	4,917	599,628
Peoples Bancorp, Inc.	17,211	544,040
QCR Holdings, Inc.	11,601	596,755
Republic Bancorp, Inc. Class A	13,017	659,311
S&T Bancorp, Inc.	17,348	511,246
Sandy Spring Bancorp, Inc.	13,374	612,797
Simmons First National Corp. Class A	16,796	496,490
Southern First Bancshares, Inc. (a)	9,384	502,044
Southside Bancshares, Inc.	21,195	811,557
Stock Yards Bancorp, Inc. (b)	9,323	546,794
Tompkins Financial Corp.	7,529	609,171
Towne Bank	14,195	441,606
TriCo Bancshares	13,361	579,867
Trustmark Corp.	16,918	545,098
UMB Financial Corp.	5,396	521,847
Umpqua Holdings Corp.	25,141	509,105
Univest Financial Corp.	16,140	442,075
Washington Trust Bancorp, Inc.	12,048	638,303
WesBanco, Inc.	13,956	475,620
West Bancorporation, Inc.	18,506	555,735
Westamerica BanCorp	11,517	647,946
		41,103,865
BIOTECHNOLOGY — 1.3%
Alkermes PLC (a)	13,022	401,598
Amicus Therapeutics, Inc. (a)	12,648	120,788
Anika Therapeutics, Inc. (a)	5,520	234,931
Arena Pharmaceuticals, Inc. (a)	2,546	151,614
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,512	210,032
CytomX Therapeutics, Inc. (a)	15,392	78,345
Eagle Pharmaceuticals, Inc. (a)	3,024	168,679
Emergent BioSolutions, Inc. (a)	2,140	107,150
Enanta Pharmaceuticals, Inc. (a)	3,869	219,798
FibroGen, Inc. (a)	4,247	43,404
Heron Therapeutics, Inc. (a) (b)	9,444	100,956

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b)	20,478	$267,443
Radius Health, Inc. (a) (b)	6,325	78,493
Sinovac Biotech, Ltd. (a) (b)	30,008	194,152
Travere Therapeutics, Inc. (a)	6,704	162,572
Vanda Pharmaceuticals, Inc. (a)	9,468	162,282
Xencor, Inc. (a)	3,869	126,362
		2,828,599
BUILDING PRODUCTS — 1.0%
AAON, Inc.	9,078	593,157
Armstrong World Industries, Inc.	4,578	437,062
CSW Industrials, Inc.	5,020	641,054
Simpson Manufacturing Co., Inc.	4,422	473,021
		2,144,294
CAPITAL MARKETS — 1.3%
Diamond Hill Investment Group, Inc.	4,114	722,665
Houlihan Lokey, Inc.	12,997	1,197,024
Open Lending Corp. Class A (a)	8,033	289,750
PJT Partners, Inc. Class A	7,002	553,928
		2,763,367
CHEMICALS — 2.9%
Ashland Global Holdings, Inc.	6,137	546,929
Balchem Corp.	5,044	731,733
Chase Corp.	4,677	477,756
Hawkins, Inc.	10,094	352,079
Innospec, Inc.	3,784	318,688
Minerals Technologies, Inc.	5,002	349,340
NewMarket Corp.	3,049	1,032,910
Quaker Chemical Corp.	1,484	352,776
Sensient Technologies Corp.	9,390	855,241
Stepan Co.	5,438	614,168
Valvoline, Inc.	14,114	440,075
		6,071,695
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	7,955	358,054
Brady Corp. Class A	9,778	495,745
Casella Waste Systems, Inc. Class A (a)	7,767	589,826
Ennis, Inc.	34,555	651,362
Healthcare Services Group, Inc.	13,824	345,462
Kimball International, Inc. Class B	36,628	410,234
Matthews International Corp. Class A	8,520	295,559
UniFirst Corp.	2,534	538,779
US Ecology, Inc. (a)	11,433	369,857
		4,054,878
COMMUNICATIONS EQUIPMENT — 1.3%
Ituran Location & Control, Ltd.	16,033	407,078
NetScout Systems, Inc. (a)	16,397	441,899
Radware, Ltd. (a)	29,479	994,032
Viasat, Inc. (a)	5,859	322,655
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	33,758	$531,351
		2,697,015
CONSTRUCTION & ENGINEERING — 0.6%
Argan, Inc.	6,723	293,593
Comfort Systems USA, Inc.	4,905	349,825
Primoris Services Corp.	8,922	218,500
Valmont Industries, Inc.	1,991	468,124
		1,330,042
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	3,459	453,682
CONSUMER FINANCE — 0.3%
FirstCash, Inc.	7,479	654,413
CONTAINERS & PACKAGING — 1.3%
Graphic Packaging Holding Co.	37,390	711,905
Greif, Inc. Class A	7,596	490,702
Silgan Holdings, Inc.	22,104	847,909
TriMas Corp. (a)	20,260	655,614
		2,706,130
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	6,893	260,624
Carriage Services, Inc.	9,585	427,395
Graham Holdings Co. Class B	877	516,693
H&R Block, Inc.	16,368	409,200
Strategic Education, Inc.	3,387	238,784
		1,852,696
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Alerus Financial Corp.	19,038	568,855
Cannae Holdings, Inc. (a)	12,915	401,786
		970,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	8,398	393,446
Cogent Communications Holdings, Inc.	8,904	630,760
EchoStar Corp. Class A (a)	24,859	634,153
Liberty Latin America, Ltd. Class C (a)	17,493	229,508
		1,887,867
ELECTRIC UTILITIES — 2.6%
Hawaiian Electric Industries, Inc.	40,628	1,658,841
IDACORP, Inc.	12,596	1,302,174
MGE Energy, Inc.	18,475	1,357,913
Portland General Electric Co.	26,739	1,256,466
		5,575,394
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	7,737	733,700
EnerSys	3,764	280,192
		1,013,892
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Avnet, Inc.	10,216	377,686
Badger Meter, Inc.	5,606	566,991

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Benchmark Electronics, Inc.	12,535	$334,810
CTS Corp.	11,666	360,596
ePlus, Inc. (a)	3,639	373,398
Hollysys Automation Technologies, Ltd.	28,643	592,624
Knowles Corp. (a)	20,131	377,255
Methode Electronics, Inc.	9,148	384,673
Novanta, Inc. (a)	3,703	572,113
OSI Systems, Inc. (a)	4,723	447,740
Plexus Corp. (a)	6,416	573,655
Sanmina Corp. (a)	6,989	269,356
ScanSource, Inc. (a)	10,060	349,987
Vishay Intertechnology, Inc.	14,334	287,970
		5,868,854
ENERGY EQUIPMENT & SERVICES — 0.4%
Cactus, Inc. Class A	3,113	117,422
Dril-Quip, Inc. (a)	6,689	168,429
Frank's International NV (a) (b)	24,739	72,733
Helmerich & Payne, Inc.	4,533	124,250
National Energy Services Reunited Corp. (a) (b)	13,027	163,098
Solaris Oilfield Infrastructure, Inc. Class A	8,494	70,840
TechnipFMC PLC (a)	14,727	110,894
		827,666
ENTERTAINMENT — 0.4%
Madison Square Garden Sports Corp. (a)	2,501	465,061
Manchester United PLC Class A (b)	19,030	368,611
		833,672
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.0%
Agree Realty Corp. REIT	16,506	1,093,192
Community Healthcare Trust, Inc. REIT	17,378	785,312
CoreSite Realty Corp. REIT	5,996	830,686
Corporate Office Properties Trust REIT	23,731	640,262
Cousins Properties, Inc. REIT	18,275	681,475
Easterly Government Properties, Inc. REIT	58,110	1,200,553
Equity Commonwealth REIT (a)	136,432	3,544,503
Four Corners Property Trust, Inc. REIT	21,480	576,953
Getty Realty Corp. REIT	33,643	986,076
Gladstone Commercial Corp. REIT	35,298	742,317
Gladstone Land Corp. REIT	34,750	791,257
Healthcare Realty Trust, Inc. REIT	34,972	1,041,466
Hudson Pacific Properties, Inc. REIT	20,562	540,164
Independence Realty Trust, Inc. REIT	43,155	878,204
Industrial Logistics Properties Trust REIT	33,040	839,546
Lexington Realty Trust REIT	82,151	1,047,425
Security Description	Shares	Value
LTC Properties, Inc. REIT (b)	14,579	$462,009
Monmouth Real Estate Investment Corp. REIT	44,316	826,493
National Health Investors, Inc. REIT	8,533	456,515
National Storage Affiliates Trust REIT	25,197	1,330,150
Physicians Realty Trust REIT	42,487	748,621
PotlatchDeltic Corp. REIT	10,389	535,865
PS Business Parks, Inc. REIT	8,001	1,254,077
Rayonier, Inc. REIT	25,172	898,137
STAG Industrial, Inc. REIT	23,248	912,484
Terreno Realty Corp. REIT	21,117	1,335,228
Washington Real Estate Investment Trust	24,253	600,262
		25,579,232
FOOD & STAPLES RETAILING — 0.4%
PriceSmart, Inc.	4,413	342,228
Weis Markets, Inc.	9,028	474,422
		816,650
FOOD PRODUCTS — 2.4%
Calavo Growers, Inc.	4,806	183,781
Cal-Maine Foods, Inc.	12,639	457,026
Flowers Foods, Inc.	36,298	857,722
Fresh Del Monte Produce, Inc.	12,408	399,786
Hostess Brands, Inc. (a)	33,142	575,677
J&J Snack Foods Corp.	5,144	786,106
Lancaster Colony Corp.	5,452	920,352
Nomad Foods, Ltd. (a)	15,446	425,692
Sanderson Farms, Inc.	2,225	418,745
		5,024,887
GAS UTILITIES — 0.9%
National Fuel Gas Co.	19,943	1,047,406
ONE Gas, Inc.	15,257	966,836
		2,014,242
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
AngioDynamics, Inc. (a)	13,043	338,335
AtriCure, Inc. (a)	4,142	288,076
Avanos Medical, Inc. (a)	5,728	178,714
AxoGen, Inc. (a)	6,326	99,951
Cardiovascular Systems, Inc. (a)	5,192	170,453
Cerus Corp. (a)	19,636	119,583
CONMED Corp.	2,420	316,608
CryoLife, Inc. (a)	9,916	221,028
Glaukos Corp. (a)	1,512	72,833
Heska Corp. (a)	929	240,184
ICU Medical, Inc. (a)	2,274	530,706
Inogen, Inc. (a)	2,546	109,707
Intersect ENT, Inc. (a)	5,938	161,514
LeMaitre Vascular, Inc.	5,644	299,640
LivaNova PLC (a)	3,408	269,879
Meridian Bioscience, Inc. (a)	6,233	119,923
Merit Medical Systems, Inc. (a)	3,622	260,060
Mesa Laboratories, Inc.	1,420	429,351

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Natus Medical, Inc. (a)	11,785	$295,568
Neogen Corp. (a)	11,718	508,913
Nevro Corp. (a)	1,231	143,264
NuVasive, Inc. (a)	5,029	300,986
Orthofix Medical, Inc. (a)	7,763	295,925
OrthoPediatrics Corp. (a)	4,796	314,186
SeaSpine Holdings Corp. (a)	8,201	129,002
Surmodics, Inc. (a)	3,702	205,831
Varex Imaging Corp. (a)	8,521	240,292
		6,660,512
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	2,798	178,456
Addus HomeCare Corp. (a)	2,175	173,456
Brookdale Senior Living, Inc. (a)	24,326	153,254
Ensign Group, Inc.	3,585	268,481
Joint Corp. (a)	3,026	296,609
Magellan Health, Inc. (a)	2,640	249,612
MEDNAX, Inc. (a)	5,819	165,434
ModivCare, Inc. (a)	2,531	459,680
National HealthCare Corp.	17,061	1,193,929
National Research Corp.	6,101	257,279
New Frontier Health Corp. (a) (b)	58,699	659,190
Patterson Cos., Inc.	8,272	249,318
Premier, Inc. Class A	19,784	766,828
RadNet, Inc. (a)	6,089	178,469
Select Medical Holdings Corp.	7,490	270,913
Triple-S Management Corp. (a)	5,003	176,956
US Physical Therapy, Inc.	2,750	304,150
		6,002,014
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc. (a)	10,358	367,295
HealthStream, Inc. (a)	25,703	734,592
Vocera Communications, Inc. (a)	5,998	274,468
		1,376,355
HOTELS, RESTAURANTS & LEISURE — 1.0%
Cheesecake Factory, Inc. (a)	4,025	189,175
Cracker Barrel Old Country Store, Inc.	2,040	285,274
Monarch Casino & Resort, Inc. (a)	4,026	269,702
Papa John's International, Inc.	3,377	428,845
Travel + Leisure Co.	3,660	199,580
Wendy's Co.	21,972	476,353
Wingstop, Inc.	2,124	348,187
		2,197,116
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	1,162	275,092
Ethan Allen Interiors, Inc.	11,169	264,705
Green Brick Partners, Inc. (a)	13,808	283,340
La-Z-Boy, Inc.	7,517	242,273
MDC Holdings, Inc.	5,333	249,158
Taylor Morrison Home Corp. (a)	7,753	199,872
Tri Pointe Homes, Inc. (a)	12,385	260,333
Security Description	Shares	Value
Universal Electronics, Inc. (a)	3,550	$174,838
		1,949,611
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	6,155	295,440
Spectrum Brands Holdings, Inc.	2,554	244,341
WD-40 Co.	2,208	511,108
		1,050,889
INSURANCE — 5.3%
American National Group, Inc.	7,459	1,409,975
AMERISAFE, Inc.	15,177	852,340
Argo Group International Holdings, Ltd.	9,243	482,669
Axis Capital Holdings, Ltd.	11,375	523,705
Employers Holdings, Inc.	22,565	891,092
Hanover Insurance Group, Inc.	6,332	820,754
Horace Mann Educators Corp.	19,013	756,527
James River Group Holdings, Ltd.	12,674	478,190
RLI Corp.	6,074	609,040
Safety Insurance Group, Inc.	14,651	1,161,092
Selective Insurance Group, Inc.	9,909	748,427
SiriusPoint, Ltd. (a)	50,147	464,361
Stewart Information Services Corp.	9,529	602,805
United Fire Group, Inc.	17,375	401,362
White Mountains Insurance Group, Ltd.	1,054	1,127,369
		11,329,708
IT SERVICES — 2.4%
Cass Information Systems, Inc.	10,889	455,705
CSG Systems International, Inc.	10,496	505,907
EVERTEC, Inc.	10,905	498,577
ExlService Holdings, Inc. (a)	6,455	794,740
Hackett Group, Inc.	20,623	404,623
MAXIMUS, Inc.	12,853	1,069,369
Perficient, Inc. (a)	6,063	701,489
Switch, Inc. Class A	18,825	477,967
Tucows, Inc. Class A (a)	2,835	223,823
		5,132,200
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Clarus Corp.	22,625	579,879
Johnson Outdoors, Inc. Class A	1,797	190,122
Sturm Ruger & Co., Inc.	4,337	319,984
		1,089,985
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	5,026	242,454
MACHINERY — 4.5%
Alamo Group, Inc.	3,783	527,842
Albany International Corp. Class A	4,016	308,710
Allison Transmission Holdings, Inc.	13,714	484,378
Astec Industries, Inc.	4,646	250,001
Barnes Group, Inc.	6,776	282,762
Crane Co.	4,042	383,222
Douglas Dynamics, Inc.	8,600	312,180
Enerpac Tool Group Corp.	14,074	291,754

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ESCO Technologies, Inc.	4,890	$376,530
Federal Signal Corp.	12,074	466,298
Franklin Electric Co., Inc.	8,387	669,702
Gorman-Rupp Co.	16,080	575,825
Hillenbrand, Inc.	7,323	312,326
Kadant, Inc.	2,202	449,428
Lindsay Corp.	5,224	792,951
Miller Industries, Inc.	12,838	437,006
Mueller Industries, Inc.	8,446	347,131
Mueller Water Products, Inc. Class A	36,756	559,426
Standex International Corp.	3,591	355,186
Tennant Co.	5,197	384,318
Watts Water Technologies, Inc. Class A	6,609	1,110,907
		9,677,883
MEDIA — 1.0%
Hemisphere Media Group, Inc. (a)	28,611	348,482
John Wiley & Sons, Inc. Class A	8,631	450,625
Scholastic Corp.	16,611	592,182
TechTarget, Inc. (a)	3,496	288,140
TEGNA, Inc.	20,886	411,872
		2,091,301
METALS & MINING — 0.2%
SunCoke Energy, Inc.	18,974	119,157
Warrior Met Coal, Inc.	8,594	199,982
		319,139
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
Broadmark Realty Capital, Inc. REIT	58,398	575,804
KKR Real Estate Finance Trust, Inc. REIT	39,662	836,868
		1,412,672
MULTI-UTILITIES — 0.6%
Black Hills Corp.	19,462	1,221,435
OIL, GAS & CONSUMABLE FUELS — 1.1%
Arch Resources, Inc. (a) (b)	4,432	411,068
CVR Energy, Inc.	4,910	81,801
Delek US Holdings, Inc. (a)	5,354	96,211
Geopark, Ltd.	5,759	73,485
Magnolia Oil & Gas Corp. Class A	7,556	134,421
Par Pacific Holdings, Inc. (a)	6,068	95,389
Sabine Royalty Trust (b)	19,978	855,658
SFL Corp., Ltd. (b)	62,141	520,741
		2,268,774
PHARMACEUTICALS — 1.2%
Amneal Pharmaceuticals, Inc. (a)	21,150	112,941
Amphastar Pharmaceuticals, Inc. (a)	16,053	305,168
BioDelivery Sciences International, Inc. (a)	32,855	118,607
Corcept Therapeutics, Inc. (a)	5,381	105,898
Security Description	Shares	Value
Innoviva, Inc. (a)	27,657	$462,148
Pacira BioSciences, Inc. (a)	2,740	153,440
Phibro Animal Health Corp. Class A	13,280	286,051
Prestige Consumer Healthcare, Inc. (a)	11,248	631,125
Revance Therapeutics, Inc. (a)	5,472	152,450
Supernus Pharmaceuticals, Inc. (a)	7,365	196,425
Theravance Biopharma, Inc. (a) (b)	6,890	50,986
		2,575,239
PROFESSIONAL SERVICES — 2.5%
CBIZ, Inc. (a)	18,079	584,675
Exponent, Inc.	7,061	798,952
Forrester Research, Inc. (a)	10,169	500,925
FTI Consulting, Inc. (a)	3,739	503,643
ICF International, Inc.	6,801	607,261
KBR, Inc.	10,548	415,591
Kelly Services, Inc. Class A	15,882	299,852
ManTech International Corp. Class A	7,894	599,313
Resources Connection, Inc.	32,416	511,525
Science Applications International Corp.	5,745	491,542
		5,313,279
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
FRP Holdings, Inc. (a)	8,327	465,646
Tejon Ranch Co. (a)	33,724	598,938
		1,064,584
ROAD & RAIL — 0.8%
Heartland Express, Inc.	40,804	653,680
Marten Transport, Ltd.	26,760	419,865
Werner Enterprises, Inc.	14,775	654,089
		1,727,634
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
CEVA, Inc. (a)	5,350	228,284
Cirrus Logic, Inc. (a)	4,063	334,588
CMC Materials, Inc.	2,412	297,231
Diodes, Inc. (a)	3,669	332,375
Kulicke & Soffa Industries, Inc.	6,647	387,387
Nova Measuring Instruments, Ltd. (a)	4,899	501,119
Photronics, Inc. (a)	24,054	327,856
Power Integrations, Inc.	5,801	574,241
Rambus, Inc. (a)	19,675	436,785
		3,419,866
SOFTWARE — 3.4%
ACI Worldwide, Inc. (a)	13,665	419,925
Allot, Ltd. (a)	29,609	439,990
American Software, Inc. Class A	18,204	432,345
Blackbaud, Inc. (a)	6,711	472,119
Bottomline Technologies DE, Inc. (a)	7,112	279,359
CommVault Systems, Inc. (a)	6,398	481,833

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cornerstone OnDemand, Inc. (a)	6,008	$344,018
Envestnet, Inc. (a)	4,246	340,699
InterDigital, Inc.	6,782	459,955
J2 Global, Inc. (a)	3,854	526,533
Magic Software Enterprises, Ltd.	23,539	470,780
Model N, Inc. (a)	6,927	232,055
Progress Software Corp.	8,886	437,102
QAD, Inc. Class A	4,243	370,796
Qualys, Inc. (a)	2,835	315,507
SPS Commerce, Inc. (a)	3,344	539,421
Verint Systems, Inc. (a)	8,492	380,357
Vonage Holdings Corp. (a)	18,298	294,964
		7,237,758
SPECIALTY RETAIL — 0.9%
American Eagle Outfitters, Inc.	7,487	193,165
America's Car-Mart, Inc. (a)	1,458	170,265
Asbury Automotive Group, Inc. (a)	1,537	302,389
Monro, Inc. (b)	4,730	272,022
Murphy USA, Inc.	2,830	473,346
Winmark Corp.	2,686	577,571
		1,988,758
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc.	4,892	475,698
Oxford Industries, Inc.	2,932	264,378
Steven Madden, Ltd.	9,159	367,825
Superior Group of Cos., Inc. (b)	9,130	212,638
Wolverine World Wide, Inc.	7,309	218,101
		1,538,640
THRIFTS & MORTGAGE FINANCE — 3.3%
Bridgewater Bancshares, Inc. (a)	29,357	514,041
Capitol Federal Financial, Inc.	68,260	784,307
Kearny Financial Corp.	59,308	737,198
Luther Burbank Corp.	40,659	545,237
Meridian Bancorp, Inc.	33,065	686,429
Northfield Bancorp, Inc.	43,855	752,552
Northwest Bancshares, Inc.	51,125	678,940
Provident Financial Services, Inc.	20,516	481,511
TrustCo Bank Corp.	14,917	476,897
Washington Federal, Inc.	21,427	735,160
Waterstone Financial, Inc.	29,536	605,193
		6,997,465
TOBACCO — 0.3%
Universal Corp.	7,486	361,798
Vector Group, Ltd.	29,524	376,431
		738,229
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	4,113	$370,705
GATX Corp.	5,865	525,269
McGrath RentCorp	6,191	445,442
MSC Industrial Direct Co., Inc. Class A	5,006	401,431
Rush Enterprises, Inc. Class A	9,567	432,046
		2,174,893
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	5,433	171,574
Telephone & Data Systems, Inc.	18,625	363,188
		534,762
TOTAL COMMON STOCKS (Cost $195,341,383)		212,577,345
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	210,307	210,349
State Street Navigator Securities Lending Portfolio II (f) (g)	885,064	885,064
TOTAL SHORT-TERM INVESTMENTS (Cost $1,095,413)		1,095,413
TOTAL INVESTMENTS — 100.3% (Cost $196,436,796)		213,672,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(634,924)
NET ASSETS — 100.0%		$213,037,834
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$212,383,193	$194,152	$—	$212,577,345
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investments	$1,095,413	$—	$—	1,095,413
TOTAL INVESTMENTS	$213,478,606	$194,152	$—	$213,672,758
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	283,689	$283,774	$3,133,370	$3,206,756	$(39)	$—	210,307	$210,349	$29
State Street Navigator Securities Lending Portfolio II	836,615	836,615	1,853,747	1,805,298	—	—	885,064	885,064	3,647
Total		$1,120,389	$4,987,117	$5,012,054	$(39)	$—		$1,095,413	$3,676
See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.2%
BANKS — 40.4%
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	130,317	$3,308,749
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (b) (c)	92,405	2,212,176
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	98,045	2,486,421
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	418,268	11,284,871
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	264,563	7,143,201
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b) (c)	325,287	8,633,117
Bank of America Corp. 5.38% 12/26/2167 (a) (b)	432,985	11,660,286
Bank of America Corp. 5.00% 12/17/2167 (a) (b)	405,833	10,856,033
Bank of America Corp. 4.38% 11/3/2025 (a) (b)	340,776	8,979,448
Bank of America Corp. 4.13% 2/2/2026 (a) (b)	283,465	7,287,885
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.50% 10/30/2040 (c)	1,534,628	42,585,927
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (b) (c)	307,475	8,701,543
Fifth Third Bancorp 4.95% 12/31/2168	170,817	4,463,448
First Citizens BancShares, Inc. 5.38% 3/15/2025	235,733	6,430,796
First Republic Bank 5.50% 6/30/2023 (a) (b)	204,979	5,395,047
First Republic Bank 4.70% 1/30/2168 (a) (b)	269,890	7,219,558
First Republic Bank 4.13% 10/30/2025 (a) (b)	341,640	8,537,584
First Republic Bank 4.25% 3/30/2026 (a) (b)	510,750	12,819,825
First Republic Bank 4.00% (a)	512,450	12,462,784
Huntington Bancshares, Inc. 4.50% 4/26/2026	341,633	8,728,723
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	483,115	13,193,871
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	526,905	14,605,807
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	256,331	6,697,929
Security Description	Shares	Value
JPMorgan Chase & Co. 4.55% 6/1/2026	427,221	$11,150,468
JPMorgan Chase & Co. 4.63% 6/1/2026 (b)	526,905	13,910,292
JPMorgan Chase & Co. 4.20%	569,622	14,382,955
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (b) (c)	341,633	10,385,643
KeyCorp 5.65% 12/15/2023 (a) (b)	290,388	7,695,282
KeyCorp 5.63% 9/15/2167 (a) (b)	307,475	8,304,900
Morgan Stanley 3 Month USD LIBOR + 0.70% 4.00% 12/31/2049 (a) (b) (c)	544,076	13,645,426
Morgan Stanley 3 Month USD LIBOR + 3.94% 6.88% 1/15/2024 (a) (b) (c)	420,421	11,780,196
Morgan Stanley 3 Month USD LIBOR + 3.71% 6.38% 10/15/2024 (a) (b) (c)	494,610	14,121,115
Morgan Stanley 3 Month USD LIBOR + 4.32% 7.13% 10/15/2023 (a) (b) (c)	426,604	12,162,480
Morgan Stanley 3 Month USD LIBOR + 3.49% 5.85% 4/15/2027 (a) (b) (c)	494,610	14,655,294
Morgan Stanley 4.88% 1/15/2025 (a) (b)	247,302	6,677,154
Northern Trust Corp. 4.70% 4/1/2168 (b)	273,307	7,502,277
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b) (c)	1,024,905	26,627,032
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (c) (d)	512,450	14,486,961
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (c) (d)	341,633	9,985,933
SVB Financial Group 5.25% 2/15/2168	239,143	6,495,124
Truist Financial Corp. 5.25% 6/1/2025 (b)	392,878	10,984,869
Truist Financial Corp. 4.75% 9/1/2025 (b)	632,027	16,780,317
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	683,272	16,835,822
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	751,598	19,113,137
US Bancorp 5.50% 10/15/2023 (a) (b)	392,878	10,572,347
US Bancorp 3.75% 1/15/2026 (a) (b)	341,633	8,407,588

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
US Bancorp 4.00% 4/15/2026 (a) (b)	512,450	$12,903,491
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	269,739	7,644,403
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (b) (c)	553,929	15,149,958
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	221,569	5,813,971
Wells Fargo & Co. 4.75% 3/15/2025 (a) (b)	646,254	16,925,392
Wells Fargo & Co. 4.70% 12/15/2025 (a)	375,712	9,873,711
Wells Fargo & Co. 4.38% 3/15/2026 (a) (b)	337,176	8,597,988
Wells Fargo & Co. 4.25% (a) (b)	401,403	10,051,131
		599,317,686
DIVERSIFIED FINANCIAL SERVICES — 9.6%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (b)	204,978	5,497,510
Affiliated Managers Group, Inc. 4.75% 9/30/2060 (b)	187,899	4,879,737
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	187,899	4,821,488
Apollo Global Management, Inc. 6.38% 9/16/2168	204,979	5,554,931
Brookfield Finance, Inc. 4.63% 10/16/2080 (b)	273,307	7,015,791
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	288,062	7,285,088
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	345,674	8,717,898
Capital One Financial Corp. 5.00% 1/12/2167 (a) (b)	864,190	22,875,109
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	720,159	18,889,771
Capital One Financial Corp. 4.38% 9/1/2026 (a)	388,886	10,013,815
Capital One Financial Corp. 4.25% (a)	239,664	5,974,824
Carlyle Finance LLC 4.63% 5/15/2061	341,633	8,752,637
Charles Schwab Corp. 5.95% 12/31/2049 (b)	512,450	13,021,354
Charles Schwab Corp. 4.45% 12/31/2049 (b)	409,965	10,741,083
KKR Group Finance Co. IX LLC 4.63% 4/1/2061 (b)	341,633	8,930,287
		142,971,323
ELECTRIC — 13.2%
Alabama Power Co. 5.00% 10/1/2022 (b)	170,820	4,460,110
Brookfield BRP Holdings, Inc. 4.63% 4/30/2026	239,143	6,165,107
Security Description	Shares	Value
Brookfield Infrastructure Finance ULC 5.00% 5/24/2081 (b)	170,817	$4,444,658
CMS Energy Corp. 5.88% 10/15/2078	191,315	5,131,068
CMS Energy Corp. 5.88% 3/1/2079 (b)	430,463	11,626,806
DTE Energy Co. 6.00% 12/15/2076 (b)	191,315	4,893,838
DTE Energy Co. 5.25% 12/1/2077	273,307	7,059,520
Duke Energy Corp. 5.13% 1/15/2073 (b)	341,633	8,636,482
Duke Energy Corp. 5.63% 9/15/2078 (b)	341,633	9,148,932
Duke Energy Corp. 5.75% 9/16/2167 (b)	683,272	18,926,634
Entergy Arkansas, Inc. 4.88% 9/1/2066 (b)	280,145	7,045,647
Entergy Louisiana LLC 4.88% 9/1/2066 (b)	184,488	4,658,322
Entergy Mississippi, Inc. 4.90% 10/1/2066 (b)	177,649	4,510,508
Georgia Power Co. 5.00% 10/1/2077	184,488	4,774,549
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064	170,817	4,682,094
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (b)	389,462	9,833,916
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079 (b)	469,749	13,115,392
Sempra Energy 5.75% 7/1/2079 (b)	517,577	14,233,368
Southern Co. 5.25% 10/1/2076 (b)	546,619	13,670,941
Southern Co. 5.25% 12/1/2077 (b)	307,475	8,055,845
Southern Co. 4.95% 1/30/2080	683,272	18,072,544
Southern Co. 4.20% 10/15/2060 (b)	512,450	13,118,720
		196,265,001
GAS — 1.0%
NiSource, Inc. 5 Year CMT + 3.63% 6.50% 12/16/2167 (b) (c)	341,633	9,374,409
Spire, Inc. 5.90% 8/15/2167 (b)	170,817	4,659,888
		14,034,297
INSURANCE — 22.3%
AEGON Funding Co. LLC 5.10% 12/15/2049 (b)	632,027	16,723,434

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b) (c)	341,633	$9,077,189
Allstate Corp. 5.63% 4/15/2023 (a) (b)	392,878	10,513,415
Allstate Corp. 5.10% 10/15/2168 (a) (b)	785,762	21,514,164
Allstate Corp. 4.75% 1/15/2169 (a) (b)	204,979	5,630,773
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	225,478	5,806,059
Arch Capital Group, Ltd. 4.55% 8/15/2025	341,633	8,950,785
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (a) (b) (c)	589,321	17,479,261
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	235,733	6,388,364
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (a) (c)	409,965	11,630,707
Athene Holding, Ltd. 4.88% 12/30/2025 (a) (b)	392,878	10,265,902
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (b)	375,803	9,549,154
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	256,231	6,841,368
Brighthouse Financial, Inc. 6.60% 6/25/2168 (a)	290,388	7,852,092
Brighthouse Financial, Inc. 6.75% 6/30/2025 (a)	275,018	7,829,763
Brighthouse Financial, Inc. 5.38% 12/25/2025 (a) (b)	392,878	10,442,697
Equitable Holdings, Inc. 5.25% 12/15/2024	546,619	14,775,112
Equitable Holdings, Inc. 4.30% 3/15/2026 (b)	204,979	5,124,475
Globe Life, Inc. 4.25% 6/15/2061 (b)	222,062	5,655,919
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	409,965	10,638,592
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	235,733	6,480,300
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (a) (c)	409,965	10,409,011
MetLife, Inc. 5.63% 6/15/2023 (a) (b)	550,035	14,971,953
MetLife, Inc. 4.75% 3/15/2025 (a) (b)	683,272	18,291,191
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	386,051	10,404,074
Prudential Financial, Inc. 4.13% 9/1/2060 (b)	341,633	8,834,629
Prudential PLC 6.75% 12/31/2049 (b)	170,817	4,480,530
Security Description	Shares	Value
Prudential PLC 6.50% 12/31/2049 (b)	204,979	$5,419,645
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (b) (c)	273,307	7,174,309
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (b) (c)	273,307	7,737,321
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (b)	170,817	4,625,724
RenaissanceRe Holdings, Ltd. 4.20% (b)	341,633	8,506,662
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (b) (c)	204,979	6,059,179
WR Berkley Corp. 5.10% 12/30/2059	204,979	5,446,292
WR Berkley Corp. 4.25% 9/30/2060 (b)	170,817	4,632,557
WR Berkley Corp. 4.13% 3/30/2061 (b)	204,979	5,452,441
		331,615,043
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (c)	409,965	10,872,272
REAL ESTATE INVESTMENT TRUSTS — 6.6%
Digital Realty Trust, Inc. 5.20% 12/31/2168 (b)	235,733	6,411,938
Kimco Realty Corp. 5.25% 12/20/2022 (b)	180,721	4,736,697
National Retail Properties, Inc. 5.20% 10/11/2021	235,733	5,907,469
PS Business Parks, Inc. 4.88% 12/30/2168 (b)	222,062	6,128,911
Public Storage 5.15% 6/2/2022 (a) (b)	191,315	4,907,230
Public Storage 4.90% 10/14/2021 (a) (b)	239,143	6,000,098
Public Storage 5.60% 3/11/2024 (a) (b)	194,731	5,434,942
Public Storage 4.88% 12/31/2167 (a) (b)	216,084	5,925,023
Public Storage 4.70% 3/31/2168 (a) (b)	176,795	4,794,680
Public Storage 4.63% 6/17/2025 (a) (b)	386,051	10,531,471
Public Storage 3.88% 10/6/2025 (a) (b)	193,026	4,953,047
Public Storage 4.00% 6/12/2026 (a)	412,526	10,535,914
Vornado Realty Trust 5.40% 12/31/2049 (a)	204,979	5,280,259
Vornado Realty Trust 5.70% 12/31/2049 (a) (b)	204,979	5,128,575

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust 5.25% 4/1/2166 (a) (b)	218,306	$5,693,421
Vornado Realty Trust 5.25% 11/24/2025 (a)	204,979	5,513,935
		97,883,610
SAVINGS & LOANS — 0.4%
Washington Federal, Inc. 4.88% 4/15/2026 (b)	204,979	5,366,350
SOVEREIGN — 0.4%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	188,587	5,231,403
TELECOMMUNICATIONS — 4.6%
AT&T, Inc. 5.35% 11/1/2066 (b)	903,629	23,684,116
AT&T, Inc. 5.63% 8/1/2067 (b)	563,694	15,208,464
Qwest Corp. 6.50% 9/1/2056 (b)	667,896	17,131,533
Qwest Corp. 6.75% 6/15/2057 (b)	450,961	11,945,957
		67,970,070
TOTAL PREFERRED STOCKS (Cost $1,452,037,436)		1,471,527,055
SHORT-TERM INVESTMENTS — 14.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	35,149,901	35,156,931
State Street Navigator Securities Lending Portfolio II (g) (h)	183,287,709	183,287,709
TOTAL SHORT-TERM INVESTMENTS (Cost $218,444,640)		218,444,640
TOTAL INVESTMENTS — 113.9% (Cost $1,670,482,076)		1,689,971,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.9)%		(205,604,438)
NET ASSETS — 100.0%		$1,484,367,257

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,471,527,055	$—	$—	$1,471,527,055
Short-Term Investments	218,444,640	—	—	218,444,640
See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$1,689,971,695	$—	$—	$1,689,971,695
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
Allstate Corp.	1,319,616	$36,745,440	$2,353,449	$609,499	$30,287	$(861,325)	1,383,619	$37,658,352	$446,691
Athene Holding, Ltd.	1,552,586	43,419,201	2,841,090	721,869	66,267	159,545	1,627,897	45,764,234	596,146
Bank of America Corp.	2,421,229	64,993,373	2,435,266	1,214,524	52,776	(1,047,821)	2,466,657	65,219,070	769,346
Brighthouse Financial, Inc.	913,957	25,589,590	1,598,924	382,163	19,213	(701,013)	958,284	26,124,551	365,545
Capital One Financial Corp.	2,821,409	74,345,998	8,643,436	8,088,283	(7,778)	(1,136,868)	2,846,635	73,756,505	925,307
First Republic Bank	1,265,854	33,863,354	15,153,557	744,561	9,320	(1,846,872)	1,839,709	46,434,798	361,310
KeyCorp	896,036	25,992,863	1,621,807	386,890	33,808	(875,763)	939,496	26,385,825	332,950
MetLife, Inc.	1,567,248	42,468,216	2,779,893	744,024	36,272	(868,202)	1,643,272	43,672,155	488,693
Morgan Stanley	2,601,780	73,097,410	3,219,179	2,483,103	10,223	(802,043)	2,627,623	73,041,666	977,144
Public Storage	2,323,417	61,675,381	3,650,454	11,439,625	(93,242)	(636,687)	2,009,671	53,082,405	674,717
State Street Corp.	814,577	23,806,828	1,587,181	444,069	29,188	(506,234)	854,083	24,472,894	295,232
State Street Institutional Liquid Reserves Fund, Premier Class	65,923,522	65,943,299	87,086,076	117,866,085	(6,359)	—	35,149,901	35,156,931	1,714
State Street Navigator Securities Lending Portfolio II	128,329,545	128,329,545	181,363,419	126,405,255	—	—	183,287,709	183,287,709	176,532
US Bancorp	2,557,773	66,183,925	4,375,392	1,188,282	56,970	(1,595,620)	2,681,831	67,832,385	796,465
Vornado Realty Trust	794,703	21,018,858	1,334,004	316,571	18,720	(438,822)	833,243	21,616,189	279,380
Wells Fargo & Co.	2,793,213	73,951,809	22,891,673	22,187,979	(434,308)	(143,964)	2,805,782	74,056,554	934,803
Total		$861,425,090	$342,934,800	$295,222,782	$(178,643)	$(11,301,689)		$897,562,223	$8,421,975
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$12,708,147	$15,305,713
2.00%, 1/15/2026	17,120,344	19,973,870
2.38%, 1/15/2025	26,848,778	30,829,327
2.38%, 1/15/2027	14,732,384	17,926,828
2.50%, 1/15/2029	12,105,432	15,518,451
3.63%, 4/15/2028	18,645,581	24,942,468
3.88%, 4/15/2029	21,506,197	30,028,085
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	28,336,069	29,305,374
0.13%, 7/15/2024	30,963,332	33,064,419
0.13%, 10/15/2024	22,605,012	24,185,853
0.13%, 4/15/2025	25,364,785	27,216,555
0.13%, 10/15/2025	26,072,559	28,219,161
0.13%, 4/15/2026 (a)	24,911,401	26,975,520
0.13%, 7/15/2026	29,898,380	32,624,399
0.13%, 1/15/2030	30,041,020	33,024,603
0.13%, 7/15/2030	31,564,965	34,832,665
0.13%, 1/15/2031 (a)	31,293,989	34,369,135
0.13%, 7/15/2031	19,934,230	21,967,104
0.25%, 1/15/2025	33,176,145	35,653,383
0.25%, 7/15/2029	28,628,469	31,864,584
0.38%, 7/15/2023	37,047,674	39,044,666
0.38%, 7/15/2025	32,118,158	35,051,075
0.38%, 1/15/2027	30,829,337	34,052,337
0.38%, 7/15/2027	25,331,533	28,190,753
0.50%, 4/15/2024	20,877,284	22,298,420
0.50%, 1/15/2028	29,126,307	32,626,034
0.63%, 4/15/2023	35,712,318	37,381,388
0.63%, 1/15/2024	33,762,799	36,032,317
0.63%, 1/15/2026	34,307,425	37,875,062
0.75%, 7/15/2028	26,716,208	30,607,444
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$27,108,237	$31,339,085
TOTAL U.S. TREASURY OBLIGATIONS (Cost $893,468,509)		912,326,078
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	48,363	48,363
State Street Navigator Securities Lending Portfolio II (d) (e)	18,626,726	18,626,726
TOTAL SHORT-TERM INVESTMENTS (Cost $18,675,089)		18,675,089
TOTAL INVESTMENTS — 101.5% (Cost $912,143,598)		931,001,167
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(14,007,310)
NET ASSETS — 100.0%		$916,993,857
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$912,326,078	$—	$912,326,078
Short-Term Investments	18,675,089	—	—	18,675,089
TOTAL INVESTMENTS	$18,675,089	$912,326,078	$—	$931,001,167
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,388	$185,388	$25,272,519	$25,409,544	$—	$—	48,363	$48,363	$103
State Street Navigator Securities Lending Portfolio II	36,242,881	36,242,881	166,159,368	183,775,523	—	—	18,626,726	18,626,726	7,371
Total		$36,428,269	$191,431,887	$209,185,067	$—	$—		$18,675,089	$7,474
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bill:
0.00, 10/21/2021	$1,153,009,000	$1,152,958,717
0.02%, 10/5/2021	747,181,000	747,179,117
0.03%, 10/12/2021	747,191,000	747,184,440
0.04%, 10/7/2021	1,547,877,000	1,547,867,326
0.04%, 10/14/2021	1,152,996,000	1,152,984,551
0.04%, 10/19/2021	693,807,000	693,782,280
0.04%, 10/28/2021	1,152,988,000	1,152,930,708
0.04%, 11/18/2021	1,120,834,000	1,120,791,038
0.04%, 11/26/2021	1,120,830,000	1,120,764,622
0.05%, 10/26/2021	693,807,000	693,778,491
0.05%, 11/4/2021	1,515,772,000	1,515,664,638
0.05%, 11/12/2021	1,152,944,000	1,152,876,749
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,798,824,088)		12,798,762,677

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (a) (b) (Cost $27,903,269)	27,903,269	$27,903,269
TOTAL INVESTMENTS — 100.0% (Cost $12,826,727,357)		12,826,665,946
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		3,168,932
NET ASSETS — 100.0%		$12,829,834,878
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$12,798,762,677	$—	$12,798,762,677
Short-Term Investment	27,903,269	—	—	27,903,269
TOTAL INVESTMENTS	$27,903,269	$12,798,762,677	$—	$12,826,665,946
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,161,572	$29,161,572	$4,726,887	$5,985,190	$—	$—	27,903,269	$27,903,269	$1,887
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bill:
0.04%, 2/3/2022	$457,900	$457,825
0.04%, 2/10/2022	457,900	457,824
0.05%, 12/9/2021	484,900	484,874
0.05%, 12/16/2021	484,900	484,863
0.05%, 12/23/2021	484,900	484,859
0.05%, 1/6/2022 (b)	484,900	484,854
0.05%, 1/13/2022	457,900	457,850
0.05%, 1/20/2022	457,900	457,847
0.05%, 2/17/2022	430,900	430,821
0.05%, 3/3/2022	430,900	430,820
0.05%, 4/21/2022	304,900	304,815
0.05%, 5/19/2022	304,900	304,798
0.06%, 12/2/2021	1,247,600	1,247,521
0.06%, 1/27/2022	762,800	762,687
0.06%, 2/24/2022	735,800	735,651
0.06%, 3/24/2022	304,900	304,830
0.07%, 12/30/2021	789,800	789,721
0.07%, 6/16/2022	304,900	304,763
0.07%, 7/14/2022	304,900	304,730
0.07%, 8/11/2022	304,900	304,707
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,996,425)		9,996,660
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $7,622)	7,622	7,622
TOTAL INVESTMENTS — 100.0% (Cost $10,004,047)		10,004,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(1,116)
NET ASSETS — 100.0%		$10,003,166
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$9,996,660	$—	$9,996,660
Short-Term Investment	7,622	—	—	7,622
TOTAL INVESTMENTS	$7,622	$9,996,660	$—	$10,004,282
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,426	$3,426	$9,968	$5,772	$—	$—	7,622	$7,622	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 78.8%
AIRLINES — 2.2%
American Airlines Group, Inc. 6.50%, 7/1/2025	$22,940,000	$35,137,886
Copa Holdings SA 4.50%, 4/15/2025	7,350,000	12,761,437
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	8,720,000	7,992,403
JetBlue Airways Corp. 0.50%, 4/1/2026 (a)	16,465,000	16,148,543
Southwest Airlines Co. 1.25%, 5/1/2025	50,035,000	74,798,823
Spirit Airlines, Inc. 1.00%, 5/15/2026 (b)	10,930,000	10,310,269
		157,149,361
AUTO MANUFACTURERS — 1.8%
Fisker, Inc. 2.50%, 9/15/2026 (a)	18,100,000	17,816,011
Ford Motor Co. Zero Coupon, 3/15/2026 (a)	51,330,000	55,384,043
Li Auto, Inc. 0.25%, 5/1/2028 (a)	19,195,000	22,550,670
NIO, Inc.:
Zero Coupon, 2/1/2026 (a)	19,905,000	17,096,604
0.50%, 2/1/2027 (a)	15,400,000	12,632,620
		125,479,948
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a) (b)	12,778,000	13,061,672
BIOTECHNOLOGY — 3.7%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	10,990,000	11,325,854
1.25%, 5/15/2027	13,986,000	13,985,021
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029 (a)	16,800,000	14,558,376
2.50%, 3/15/2027	13,170,000	18,190,931
Exact Sciences Corp.:
0.38%, 3/15/2027	22,915,000	26,041,752
0.38%, 3/1/2028	28,883,000	31,134,430
1.00%, 1/15/2025 (b)	1,270,000	1,856,981
Guardant Health, Inc. Zero Coupon, 11/15/2027 (a)	25,860,000	29,757,102
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (a)	18,355,000	16,654,042
Illumina, Inc. Zero Coupon, 8/15/2023 (b)	16,804,000	19,650,766
Insmed, Inc. 0.75%, 6/1/2028	12,020,000	13,250,848
Security Description	Principal Amount	Value
Intercept Pharmaceuticals, Inc.:
3.25%, 7/1/2023	$1,507,000	$1,359,148
3.50%, 2/15/2026 (a)	10,092,000	10,146,497
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026 (a)	15,445,000	14,173,722
0.13%, 12/15/2024	13,080,000	11,981,149
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	9,852,000	9,895,841
Livongo Health, Inc. 0.88%, 6/1/2025	12,140,000	16,038,033
		260,000,493
COMMERCIAL SERVICES — 3.7%
2U, Inc. 2.25%, 5/1/2025	10,856,000	15,117,631
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (a)	12,510,000	11,270,509
Chegg, Inc.:
Zero Coupon, 9/1/2026	24,515,000	24,150,217
0.13%, 3/15/2025 (b)	14,793,000	21,257,689
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)	12,541,000	13,779,925
Repay Holdings Corp. Zero Coupon, 2/1/2026 (a)	11,230,000	10,909,047
Shift4 Payments, Inc.:
Zero Coupon, 12/15/2025 (a)	15,562,000	18,661,484
0.50%, 8/1/2027 (a)	14,946,000	14,898,023
Square, Inc.:
Zero Coupon, 5/1/2026 (a) (b)	12,435,000	14,250,013
0.13%, 3/1/2025	22,844,000	46,499,419
0.25%, 11/1/2027 (a) (b)	12,010,000	14,226,806
0.50%, 5/15/2023	15,011,000	46,188,096
Stride, Inc. 1.13%, 9/1/2027	8,890,000	8,859,774
		260,068,633
COMPUTERS — 2.0%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	12,092,000	14,329,867
Insight Enterprises, Inc. 0.75%, 2/15/2025	8,374,000	11,721,255
KBR, Inc. 2.50%, 11/1/2023	7,868,000	12,656,229
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	10,963,000	16,110,457
0.50%, 12/15/2026	25,881,000	28,460,559
Pure Storage, Inc. 0.13%, 4/15/2023	13,483,000	15,605,898
Rapid7, Inc. 0.25%, 3/15/2027 (a)	14,945,000	18,654,797
Western Digital Corp. 1.50%, 2/1/2024 (b)	23,563,000	23,767,763
		141,306,825

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Coinbase Global, Inc. 0.50%, 6/1/2026 (a)	$31,405,000	$31,534,389
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	13,040,000	14,047,079
LendingTree, Inc. 0.50%, 7/15/2025	13,314,000	11,358,173
Sofi Technologies, Inc. 0.01%, 10/15/2026 (a)	14,902,000	15,255,773
Upstart Holdings, Inc. 0.25%, 8/15/2026 (a)	16,958,000	23,299,275
		95,494,689
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048	13,220,000	15,449,156
ELECTRONICS — 0.7%
Fortive Corp. 0.88%, 2/15/2022	27,739,000	27,800,858
Itron, Inc. Zero Coupon, 3/15/2026 (a)	11,540,000	10,835,714
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	9,356,000	9,636,493
		48,273,065
ENERGY-ALTERNATE SOURCES — 1.6%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026 (a)	16,420,000	15,319,367
Zero Coupon, 3/1/2028 (a)	13,030,000	12,043,499
NextEra Energy Partners L.P.:
Zero Coupon, 6/15/2024 (a)	11,830,000	11,769,904
Zero Coupon, 11/15/2025 (a)	14,490,000	15,377,657
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	14,330,000	17,775,648
Sunnova Energy International, Inc. 0.25%, 12/1/2026 (a)	14,870,000	16,962,953
SunPower Corp. 4.00%, 1/15/2023	10,470,000	12,856,741
Sunrun, Inc. Zero Coupon, 2/1/2026 (a) (b)	7,950,000	6,763,304
		108,869,073
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	9,980,000	15,872,292
DraftKings, Inc. Zero Coupon, 3/15/2028 (a)	30,325,000	26,723,300
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025	11,069,000	12,695,700
2.50%, 3/15/2023	11,100,000	16,051,932
Security Description	Principal Amount	Value
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (a)	$13,500,000	$15,127,425
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a) (b)	12,820,000	13,720,348
		100,190,997
FOOD — 0.3%
Beyond Meat, Inc. Zero Coupon, 3/15/2027 (a)	26,045,000	22,532,571
HEALTH CARE PRODUCTS — 2.1%
Envista Holdings Corp. 2.38%, 6/1/2025	11,945,000	24,846,795
Haemonetics Corp. Zero Coupon, 3/1/2026 (a)	13,055,000	11,359,156
Insulet Corp. 0.38%, 9/1/2026	18,269,000	25,511,014
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	13,014,000	14,383,333
Novocure, Ltd. Zero Coupon, 11/1/2025 (a)	14,130,000	15,083,916
NuVasive, Inc.:
0.38%, 3/15/2025	10,454,000	10,137,348
1.00%, 6/1/2023	11,154,000	11,364,253
Omnicell, Inc. 0.25%, 9/15/2025	13,935,000	22,255,867
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (a)	16,895,000	11,849,477
		146,791,159
HEALTH CARE SERVICES — 0.7%
Invitae Corp. 2.00%, 9/1/2024	7,871,000	9,617,811
Oak Street Health, Inc. Zero Coupon, 3/15/2026 (a)	20,080,000	18,198,504
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	22,856,000	22,990,850
		50,807,165
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026 (a)	10,950,000	11,407,491
HOUSEHOLD PRODUCTS — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (a)	16,957,000	18,807,517
INTERNET — 21.7%
21Vianet Group, Inc. Zero Coupon, 2/1/2026 (a)	12,015,000	10,004,290
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	45,335,000	44,684,443

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Booking Holdings, Inc. 0.75%, 5/1/2025 (b)	$20,612,000	$30,251,202
Etsy, Inc.:
0.13%, 10/1/2026	14,495,000	35,190,091
0.13%, 9/1/2027 (b)	16,415,000	21,609,034
0.25%, 6/15/2028 (a)	22,225,000	25,338,056
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a) (b)	22,175,000	23,932,147
Farfetch, Ltd. 3.75%, 5/1/2027	9,695,000	24,222,958
FireEye, Inc.:
0.88%, 6/1/2024	14,806,000	15,763,652
Series B, 1.63%, 6/1/2035	10,880,000	10,913,184
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (a) (b)	10,095,000	11,381,002
fuboTV, Inc. 3.25%, 2/15/2026 (a)	10,205,000	9,205,012
iQIYI, Inc.:
2.00%, 4/1/2025	22,304,000	19,584,919
3.75%, 12/1/2023 (b)	17,709,000	17,427,781
4.00%, 12/15/2026	23,705,000	20,120,567
JOYY, Inc.:
0.75%, 6/15/2025	10,370,000	9,711,401
1.38%, 6/15/2026	11,320,000	10,562,126
Lyft, Inc. 1.50%, 5/15/2025	18,275,000	28,447,413
Magnite, Inc. 0.25%, 3/15/2026 (a)	8,460,000	7,105,131
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	13,910,000	26,140,507
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	12,570,000	25,351,176
Match Group Financeco, Inc. 0.88%, 10/1/2022 (a)	10,622,000	37,924,470
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	10,096,000	38,854,254
Momo, Inc. 1.25%, 7/1/2025	11,697,000	9,872,502
NortonLifeLock, Inc. 2.00%, 8/15/2022 (a)	15,920,000	20,340,188
Okta, Inc.:
0.13%, 9/1/2025	24,105,000	34,043,974
0.38%, 6/15/2026	27,513,000	33,713,605
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a)	22,950,000	28,822,216
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	49,990,000	82,897,417
0.75%, 7/1/2023	37,350,000	67,899,312
Pinduoduo, Inc. Zero Coupon, 12/1/2025	45,631,000	42,226,927
Q2 Holdings, Inc. 0.13%, 11/15/2025 (a)	10,125,000	9,286,043
Security Description	Principal Amount	Value
Sea, Ltd.:
0.25%, 9/15/2026	$67,000,000	$67,893,110
1.00%, 12/1/2024	1,144,000	7,280,107
2.38%, 12/1/2025	23,676,000	84,302,186
Shopify, Inc. 0.13%, 11/1/2025	22,510,000	27,483,359
Snap, Inc.:
Zero Coupon, 5/1/2027 (a)	26,385,000	30,430,612
0.25%, 5/1/2025 (b)	7,810,000	26,622,728
0.75%, 8/1/2026	17,900,000	58,415,576
Spotify USA, Inc. Zero Coupon, 3/15/2026 (a)	34,815,000	31,376,671
Twitter, Inc.:
Zero Coupon, 3/15/2026 (a)	33,325,000	31,134,881
0.25%, 6/15/2024	25,629,000	32,221,804
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	26,300,000	25,634,873
Upwork, Inc. 0.25%, 8/15/2026 (a)	12,914,000	13,196,171
Wayfair, Inc.:
0.63%, 10/1/2025	37,233,000	37,200,235
1.00%, 8/15/2026	22,270,000	41,206,849
Wayfair, Inc. 1.13%, 11/1/2024	11,059,000	24,870,032
Weibo Corp. 1.25%, 11/15/2022	18,074,000	17,856,208
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	9,488,000	14,071,748
Zero Coupon, 8/15/2025 (b)	11,322,000	10,900,256
Zendesk, Inc. 0.63%, 6/15/2025	25,405,000	32,198,805
Zillow Group, Inc.:
0.75%, 9/1/2024	13,885,000	28,619,901
1.38%, 9/1/2026	11,645,000	24,516,335
2.75%, 5/15/2025	14,227,000	22,191,986
		1,522,451,433
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.75%, 2/1/2022	6,575,000	7,069,834
4.63%, 3/1/2024	10,428,000	11,541,815
		18,611,649
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026	7,516,000	14,201,858
IT SERVICES — 0.8%
Parsons Corp. 0.25%, 8/15/2025	8,045,000	8,069,537
Zscaler, Inc. 0.13%, 7/1/2025	25,463,000	46,418,795
		54,488,332

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 2.3%
Carnival Corp. 5.75%, 4/1/2023	$12,080,000	$31,275,845
NCL Corp., Ltd.:
5.38%, 8/1/2025	10,900,000	18,582,320
6.00%, 5/15/2024	18,785,000	40,211,735
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	21,675,000	19,103,261
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023 (a)	14,295,000	18,519,315
4.25%, 6/15/2023	26,233,000	36,916,127
		164,608,603
LODGING — 0.4%
Huazhu Group, Ltd.:
0.38%, 11/1/2022	10,185,000	11,505,180
3.00%, 5/1/2026	11,446,000	14,893,306
		26,398,486
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	18,055,000	25,830,386
MEDIA — 4.9%
Cable One, Inc. Zero Coupon, 3/15/2026 (a)	14,055,000	13,793,577
DISH Network Corp.:
Zero Coupon, 12/15/2025 (a)	45,670,000	54,525,870
2.38%, 3/15/2024	26,017,000	25,376,982
3.38%, 8/15/2026	65,323,000	68,034,558
Liberty Broadband Corp.:
1.25%, 9/30/2050 (a)	20,375,000	20,759,476
2.75%, 9/30/2050 (a)	16,261,000	17,205,439
Liberty Interactive LLC:
1.75%, 9/30/2046 (a) (b)	6,672,000	14,284,152
3.75%, 2/15/2030	8,990,000	6,942,887
4.00%, 11/15/2029	7,657,000	5,889,611
Liberty Latin America, Ltd. 2.00%, 7/15/2024	9,689,000	9,822,611
Liberty Media Corp.:
0.50%, 12/1/2050 (a)	19,070,000	22,905,358
1.38%, 10/15/2023	21,852,000	29,818,802
2.13%, 3/31/2048 (a)	6,468,000	6,680,409
2.25%, 12/1/2048 (a)	10,033,000	13,821,561
2.75%, 12/1/2049 (a)	17,390,000	18,050,820
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	11,542,000	16,389,871
		344,301,984
MINING — 0.2%
MP Materials Corp. 0.25%, 4/1/2026 (a)	14,905,000	15,158,534
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.2%
John Bean Technologies Corp. 0.25%, 5/15/2026 (a)	$10,350,000	$10,952,267
OIL & GAS — 1.0%
EQT Corp. 1.75%, 5/1/2026 (b)	12,535,000	19,788,378
Pioneer Natural Resources Co. 0.25%, 5/15/2025	30,098,000	48,576,065
		68,364,443
PHARMACEUTICALS — 3.0%
Aphria, Inc. 5.25%, 6/1/2024 (a)	6,035,000	7,790,702
Dexcom, Inc. 0.25%, 11/15/2025	29,485,000	35,090,688
DexCom, Inc. 0.75%, 12/1/2023	17,780,000	58,972,882
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	12,955,000	13,175,624
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	12,763,000	12,923,814
2.00%, 6/15/2026	23,010,000	26,584,834
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	8,692,000	11,618,683
Pacira BioSciences, Inc. 0.75%, 8/1/2025	9,755,000	10,487,015
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	12,950,000	19,186,461
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	7,550,000	7,423,235
Tilray, Inc. 5.00%, 10/1/2023	5,487,000	5,363,488
		208,617,426
PIPELINES — 0.2%
Cheniere Energy, Inc. 4.25%, 3/15/2045 (b)	9,146,000	7,825,775
Golar LNG, Ltd. 2.75%, 2/15/2022	7,335,000	7,289,890
		15,115,665
REAL ESTATE — 0.6%
Realogy Group LLC 0.25%, 6/15/2026 (a)	10,165,000	10,234,630
Redfin Corp.:
Zero Coupon, 10/15/2025 (a)	15,420,000	15,381,604
0.50%, 4/1/2027 (a)	14,795,000	13,253,805
		38,870,039
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	8,095,000	8,195,378

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pebblebrook Hotel Trust 1.75%, 12/15/2026	$18,515,000	$20,701,066
		28,896,444
RETAIL — 2.1%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025	9,195,000	28,199,870
Burlington Stores, Inc. 2.25%, 4/15/2025	14,910,000	22,025,052
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	12,930,000	47,454,005
National Vision Holdings, Inc. 2.50%, 5/15/2025	8,765,000	16,852,115
RH Zero Coupon, 9/15/2024	6,639,000	20,847,721
Vroom, Inc. 0.75%, 7/1/2026 (a)	14,470,000	11,611,307
		146,990,070
SEMICONDUCTORS — 1.5%
Cree, Inc.:
0.88%, 9/1/2023	9,608,000	13,382,407
1.75%, 5/1/2026	13,385,000	24,721,426
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026 (a)	9,870,000	10,435,551
Microchip Technology, Inc. 0.13%, 11/15/2024 (b)	15,357,000	17,413,917
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (a) (b)	18,410,000	21,914,159
Silicon Laboratories, Inc. 0.63%, 6/15/2025	13,554,000	17,450,368
		105,317,828
SOFTWARE — 15.4%
8x8, Inc. 0.50%, 2/1/2024	7,320,000	8,236,903
Akamai Technologies, Inc.:
0.13%, 5/1/2025	26,676,000	32,383,864
0.38%, 9/1/2027	24,997,000	27,323,971
Alteryx, Inc.:
0.50%, 8/1/2024	8,570,000	8,115,104
1.00%, 8/1/2026	7,996,000	7,331,692
Avalara, Inc. 0.25%, 8/1/2026 (a)	23,925,000	24,610,690
Avaya Holdings Corp. 2.25%, 6/15/2023	8,783,000	9,214,772
Bandwidth, Inc. 0.25%, 3/1/2026	7,784,000	9,282,576
Bentley Systems, Inc.:
0.13%, 1/15/2026 (a)	16,810,000	19,328,978
0.38%, 7/1/2027 (a)	12,900,000	13,100,466
Bilibili, Inc.:
1.25%, 6/15/2027	20,612,000	36,945,567
1.38%, 4/1/2026	8,965,000	23,843,673
Security Description	Principal Amount	Value
Bill.com Holdings, Inc.:
Zero Coupon, 12/1/2025 (a)	$26,335,000	$46,769,643
Zero Coupon, 4/1/2027 (a)	13,449,000	14,079,355
Blackline, Inc.:
Zero Coupon, 3/15/2026 (a)	28,340,000	27,909,232
0.13%, 8/1/2024	4,983,000	8,338,652
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026 (a)	14,430,000	15,597,820
Cloudflare, Inc. Zero Coupon, 8/15/2026 (a)	30,350,000	29,372,426
Coupa Software, Inc.:
0.13%, 6/15/2025	19,718,000	29,776,941
0.38%, 6/15/2026	30,679,000	33,166,760
Datadog, Inc. 0.13%, 6/15/2025	16,968,000	27,974,633
DocuSign, Inc. Zero Coupon, 1/15/2024 (a) (b)	16,240,000	16,964,954
Dropbox, Inc.:
Zero Coupon, 3/1/2026 (a)	17,215,000	17,966,435
Zero Coupon, 3/1/2028 (a)	15,695,000	16,769,166
Envestnet, Inc. 0.75%, 8/15/2025 (a)	13,765,000	13,911,597
Everbridge, Inc.:
Zero Coupon, 3/15/2026 (a)	10,986,000	11,815,333
0.13%, 12/15/2024	9,097,000	13,304,726
Fastly, Inc. Zero Coupon, 3/15/2026 (a)	21,870,000	18,388,515
Five9, Inc. 0.50%, 6/1/2025	17,088,000	23,037,700
Guidewire Software, Inc. 1.25%, 3/15/2025	10,800,000	12,996,288
HubSpot, Inc. 0.38%, 6/1/2025	10,351,000	25,141,751
j2 Global, Inc. 1.75%, 11/1/2026 (a)	13,120,000	16,433,718
Jamf Holding Corp. 0.13%, 9/1/2026 (a)	9,484,000	9,852,928
LivePerson, Inc. Zero Coupon, 12/15/2026 (a)	10,735,000	11,187,802
Medallia, Inc. 0.13%, 9/15/2025	13,439,000	14,400,695
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027 (a)	25,760,000	19,187,851
0.75%, 12/15/2025 (a) (b)	14,110,000	22,848,464
MongoDB, Inc. 0.25%, 1/15/2026	26,171,000	59,877,154
New Relic, Inc. 0.50%, 5/1/2023 (b)	11,860,000	12,009,436

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Nuance Communications, Inc.:
1.00%, 12/15/2035	$6,569,000	$14,942,242
1.25%, 4/1/2025	365,000	1,024,924
Nutanix, Inc. 0.25%, 10/1/2027 (a)	14,915,000	14,670,096
Pegasystems, Inc. 0.75%, 3/1/2025	15,525,000	17,505,214
Porch Group, Inc. 0.75%, 9/15/2026 (a)	9,979,000	9,954,152
Progress Software Corp. 1.00%, 4/15/2026 (a)	6,360,000	6,629,982
RingCentral, Inc.:
Zero Coupon, 3/1/2025	21,804,000	21,508,338
Zero Coupon, 3/15/2026	16,905,000	15,852,326
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	8,901,000	14,323,133
Splunk, Inc.:
0.50%, 9/15/2023	12,843,000	15,003,064
1.13%, 9/15/2025	19,721,000	24,062,973
1.13%, 6/15/2027	33,955,000	33,823,594
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	13,162,000	14,438,319
Workday, Inc. 0.25%, 10/1/2022	26,776,000	45,885,228
Zynga, Inc.:
Zero Coupon, 12/15/2026 (a)	20,059,000	19,461,041
0.25%, 6/1/2024	16,773,000	19,143,360
		1,077,026,217
TELECOMMUNICATIONS — 0.6%
Infinera Corp. 2.13%, 9/1/2024	8,055,000	8,942,419
InterDigital, Inc. 2.00%, 6/1/2024	9,628,000	10,390,730
Nice, Ltd. Zero Coupon, 9/15/2025 (b)	9,136,000	10,675,233
Viavi Solutions, Inc. 1.00%, 3/1/2024	7,996,000	10,427,824
		40,436,206
TRUCKING & LEASING — 0.1%
Greenbrier Cos., Inc. 2.88%, 4/15/2028 (a)	9,460,000	9,887,876
TOTAL CORPORATE BONDS & NOTES (Cost $4,919,664,802)		5,512,215,561

Security Description	Shares	Value
COMMON STOCKS — 0.1%
MEDIA — 0.1%
Gannett Co., Inc. (c) (cost $5,726,950)	1,000,000	$6,680,000
TOTAL COMMON STOCKS (Cost $5,726,950)		6,680,000
CONVERTIBLE PREFERRED STOCKS — 20.9%
AGRICULTURE — 0.3%
Bunge, Ltd. 4.88%, 12/31/2049	190,555	22,857,072
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv PLC Series A, 5.50%, 6/15/2023	267,610	45,092,285
BANKS — 3.3%
Bank of America Corp. Series L, 7.25%, 12/31/2049	70,128	101,154,030
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	88,599	131,303,718
		232,457,748
DIVERSIFIED FINANCIAL SERVICES — 1.1%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a)	15,965	24,536,768
AMG Capital Trust II 5.15%, 10/15/2037	208,573	12,410,094
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 (b)	521,944	41,238,795
		78,185,657
ELECTRIC — 5.7%
AES Corp. 6.88%, 2/15/2024 (b)	245,575	23,673,430
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	553,555	26,803,133
American Electric Power Co., Inc.:
6.13%, 3/15/2022	374,380	17,846,695
6.13%, 8/15/2023	384,820	19,133,250
CenterPoint Energy, Inc. 4.57%, 9/15/2029 (d)	270,171	17,470,609
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	375,615	36,483,485
DTE Energy Co. 6.25%, 11/1/2022	603,605	30,337,187
NextEra Energy, Inc.:
4.87%, 9/1/2022 (e)	695,255	40,748,895
5.28%, 3/1/2023 (e)	1,154,135	58,814,720

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
6.22%, 9/1/2023 (e)	933,835	$47,728,307
PG&E Corp. 5.50%, 8/16/2023	369,775	35,350,490
Southern Co. Series 2019, 6.75%, 8/1/2022	801,805	40,900,073
		395,290,274
ELECTRONICS — 0.2%
II-VI, Inc. Series A, 6.00%, 7/1/2023 (b)	52,805	13,310,028
ENGINEERING & CONSTRUCTION — 0.2%
Fluor Corp. 6.50%, 8/15/2051 (a)	13,425	13,399,492
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc. 6.00%, 3/15/2023	349,190	29,695,118
GAS — 0.3%
NiSource, Inc. 7.75%, 3/1/2024 (b)	200,325	20,723,621
HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 (b)	189,100	19,900,884
HEALTH CARE PRODUCTS — 3.3%
Avantor, Inc. Series A, 6.25%, 5/15/2022 (b)	463,270	58,330,326
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	238,725	27,787,590
Danaher Corp.:
Series A, 4.75%, 4/15/2022	37,435	75,918,554
Series B, 5.00%, 4/15/2023 (b)	40,410	65,559,972
		227,596,442
IRON/STEEL — 0.9%
ArcelorMittal SA 5.50%, 5/18/2023 (b)	918,962	66,018,230
MEDIA — 0.2%
ViacomCBS, Inc. Series A, 5.75%, 4/1/2024 (b)	218,705	14,287,998
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	104,850	11,687,630
Security Description	Shares	Value
PHARMACEUTICALS — 0.7%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (b)	696,000	$37,570,080
Elanco Animal Health, Inc. 5.00%, 2/1/2023 (b)	260,060	12,969,192
		50,539,272
SEMICONDUCTORS — 1.9%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	86,120	131,936,700
SOFTWARE — 0.4%
Clarivate PLC Series A, 5.25%, 6/1/2024	353,800	30,670,922
TELECOMMUNICATIONS — 0.7%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (a)	45,630	51,596,122
WATER — 0.2%
Essential Utilities, Inc. 6.00%, 4/30/2022	182,345	10,464,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,305,725,060)		1,465,710,275
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	19,966,981	19,970,974
State Street Navigator Securities Lending Portfolio II (h) (i)	366,883,138	366,883,138
TOTAL SHORT-TERM INVESTMENTS (Cost $386,854,112)		386,854,112
TOTAL INVESTMENTS — 105.3% (Cost $6,617,970,924)		7,371,459,948
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(373,195,819)
NET ASSETS — 100.0%		$6,998,264,129
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Non-income producing security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(e)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,512,215,561	$—	$5,512,215,561
Common Stocks	6,680,000	—	—	6,680,000
Convertible Preferred Stocks	1,358,707,284	107,002,991	—	1,465,710,275
Short-Term Investments	386,854,112	—	—	386,854,112
TOTAL INVESTMENTS	$1,752,241,396	$5,619,218,552	$—	$7,371,459,948
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
NextEra Energy, Inc.	937,835	$46,329,049	$4,377,260	$4,425,240	$223,714	$1,223,524	933,835	$47,728,307	$694,068
NextEra Energy, Inc.	1,022,135	50,043,730	7,013,250	—	—	1,757,740	1,154,135	58,814,720	700,876
NextEra Energy, Inc.	596,755	33,507,793	8,068,445	2,177,001	470,750	878,908	695,255	40,748,895	364,033
State Street Institutional Liquid Reserves Fund, Premier Class	65,260,023	65,279,601	142,241,430	187,550,832	775	—	19,966,981	19,970,974	736
State Street Navigator Securities Lending Portfolio II	320,117,599	320,117,599	447,548,832	400,783,293	—	—	366,883,138	366,883,138	570,556
Total		$515,277,772	$609,249,217	$594,936,366	$695,239	$3,860,172		$534,146,034	$2,330,269
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.1%
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$850,917
TOTAL CORPORATE BONDS & NOTES (Cost $1,071,290)			850,917
FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
BRAZIL — 5.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2022	BRL	28,500,000	4,799,556
Series LTN, Zero Coupon, 1/1/2023	BRL	53,800,000	8,844,439
Series LTN, Zero Coupon, 7/1/2023	BRL	45,400,000	7,102,193
Series LTN, Zero Coupon, 1/1/2024	BRL	117,300,000	17,376,778
Series LTN, Zero Coupon, 7/1/2024	BRL	41,200,000	5,799,973
Series LTN, Zero Coupon, 1/1/2025	BRL	22,400,000	2,997,100
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	38,810,000	7,182,569
Series NTNF, 10.00%, 1/1/2025	BRL	36,450,000	6,642,777
Series NTNF, 10.00%, 1/1/2027	BRL	35,275,000	6,311,303
Series NTNF, 10.00%, 1/1/2029	BRL	14,890,000	2,613,693
Series NTNF, 10.00%, 1/1/2031	BRL	15,000,000	2,579,665
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	63,198
10.25%, 1/10/2028	BRL	1,000,000	188,001
			72,501,245
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	3,135,000,000	3,156,230
2.50%, 3/1/2025	CLP	7,305,000,000	8,314,444
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	945,703
4.00%, 3/1/2023 (a)	CLP	2,725,000,000	3,335,464
4.50%, 3/1/2026	CLP	3,965,000,000	4,757,658
Security Description		Principal Amount	Value
4.70%, 9/1/2030 (a)	CLP	4,190,000,000	$4,838,063
5.00%, 3/1/2035	CLP	4,120,000,000	4,692,406
5.10%, 7/15/2050	CLP	1,470,000,000	1,597,527
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	80,718
Series 30YR, 6.00%, 1/1/2043	CLP	3,770,000,000	4,681,682
			36,399,895
CHINA — 12.4%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,289,729
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,776,393
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	317,825
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,040,112
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	469,476
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,449,648
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,611,365
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	157,773
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,751,783
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	506,755
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	46,000,000	6,953,512
Series INBK, 2.24%, 3/5/2023	CNY	30,000,000	4,631,110
Series INBK, 2.36%, 7/2/2023	CNY	42,500,000	6,562,379
Series INBK, 2.57%, 5/20/2023	CNY	9,500,000	1,472,830
Series INBK, 2.64%, 8/13/2022	CNY	6,000,000	930,653
Series INBK, 2.68%, 5/21/2030	CNY	53,000,000	8,004,930
Series INBK, 2.69%, 8/12/2026	CNY	7,420,000	1,147,726
Series INBK, 2.84%, 4/8/2024	CNY	25,000,000	3,896,658
Series INBK, 2.85%, 6/4/2027	CNY	53,000,000	8,209,521
Series INBK, 2.88%, 11/5/2023	CNY	40,000,000	6,228,933
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,558,428
Series INBK, 2.93%, 12/10/2022	CNY	28,000,000	4,360,437

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	$3,281,316
Series INBK, 3.01%, 5/13/2028	CNY	23,000,000	3,592,926
Series INBK, 3.02%, 10/22/2025	CNY	43,000,000	6,736,609
Series INBK, 3.02%, 5/27/2031	CNY	8,000,000	1,252,970
Series INBK, 3.03%, 3/11/2026	CNY	22,000,000	3,449,861
Series 1916, 3.12%, 12/5/2026	CNY	14,600,000	2,300,393
Series 1915, 3.13%, 11/21/2029	CNY	27,000,000	4,232,911
Series 1904, 3.19%, 4/11/2024	CNY	37,000,000	5,822,756
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,230,096
Series 1907, 3.25%, 6/6/2026	CNY	30,800,000	4,877,767
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,584,186
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,877,378
Series INBK, 3.28%, 12/3/2027	CNY	33,400,000	5,324,654
Series 1823, 3.29%, 10/18/2023	CNY	17,000,000	2,678,637
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	2,957,251
Series INBK, 3.39%, 3/16/2050	CNY	34,000,000	5,157,599
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,018,590
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	805,590
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,722,076
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,618,963
Series INBK, 3.72%, 4/12/2051	CNY	14,000,000	2,288,715
Series INBK, 3.73%, 5/25/2070	CNY	18,000,000	2,887,546
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,918,654
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	495,973
Series INBK, 3.76%, 3/22/2071	CNY	1,000,000	162,667
Series INBK, 3.81%, 9/14/2050	CNY	33,000,000	5,418,839
Series 1910, 3.86%, 7/22/2049	CNY	31,500,000	5,189,204
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,671,811
Security Description		Principal Amount	Value
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	$1,536,158
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,534,782
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	855,860
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	903,812
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	170,510
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,404,835
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	581,396
Series 1116, 4.50%, 6/23/2041	CNY	19,000,000	3,488,374
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	379,633
			164,739,274
COLOMBIA — 3.8%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	422,775
9.85%, 6/28/2027	COP	115,000,000	35,222
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	19,650,000,000	4,848,567
Series B, 6.00%, 4/28/2028	COP	27,015,000,000	6,665,854
Series B, 6.25%, 11/26/2025	COP	25,595,000,000	6,724,518
Series B, 6.25%, 7/9/2036	COP	14,300,000,000	3,164,327
Series B, 7.00%, 3/26/2031	COP	8,500,000,000	2,130,970
Series B, 7.00%, 6/30/2032	COP	26,864,000,000	6,667,144
Series B, 7.25%, 10/18/2034	COP	17,725,000,000	4,408,547
Series B, 7.25%, 10/26/2050	COP	9,400,000,000	2,191,557
Series B, 7.50%, 8/26/2026	COP	20,602,000,000	5,597,772
Series B, 7.75%, 9/18/2030	COP	16,200,000,000	4,334,345
Series B, 10.00%, 7/24/2024	COP	11,890,000,000	3,480,946
			50,672,544
CZECH REPUBLIC — 4.6%
Czech Republic Government Bond:
Series 1351, 0.01%, 12/12/2024	CZK	34,500,000	1,481,939
Series 130, 0.05%, 11/29/2029	CZK	80,000,000	3,103,297

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 100, 0.25%, 2/10/2027	CZK	79,600,000	$3,304,795
Series 97, 0.45%, 10/25/2023	CZK	126,840,000	5,628,774
Series 94, 0.95%, 5/15/2030	CZK	147,970,000	6,170,199
Series 95, 1.00%, 6/26/2026	CZK	119,070,000	5,173,980
Series 121, 1.20%, 3/13/2031	CZK	187,000,000	7,894,013
Series 120, 1.25%, 2/14/2025	CZK	108,500,000	4,829,786
Series 125, 1.50%, 4/24/2040	CZK	56,000,000	2,282,798
Series 11Y, 1.75%, 6/23/2032	CZK	8,500,000	375,423
Series 103, 2.00%, 10/13/2033	CZK	70,850,000	3,196,272
Series 89, 2.40%, 9/17/2025	CZK	110,820,000	5,128,942
Series 78, 2.50%, 8/25/2028	CZK	92,240,000	4,330,815
Series 105, 2.75%, 7/23/2029	CZK	92,650,000	4,436,076
Series 49, 4.20%, 12/4/2036	CZK	53,830,000	3,111,561
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	834,825
			61,283,495
HUNGARY — 3.6%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	812,000,000	2,468,103
Series 23/C, 1.50%, 8/23/2023	HUF	288,000,000	930,215
Series 26/E, 1.50%, 4/22/2026	HUF	1,120,000,000	3,437,793
Series 26/F, 1.50%, 8/26/2026	HUF	705,000,000	2,151,964
Series 22/B, 1.75%, 10/26/2022	HUF	498,500,000	1,614,878
Series 29/A, 2.00%, 5/23/2029	HUF	680,000,000	2,052,391
Series 33/A, 2.25%, 4/20/2033	HUF	685,000,000	1,986,351
Series 34/A, 2.25%, 6/22/2034	HUF	300,000,000	845,339
Series 24/C, 2.50%, 10/24/2024	HUF	1,442,600,000	4,688,575
Series 26/D, 2.75%, 12/22/2026	HUF	881,000,000	2,841,696
Series 24/B, 3.00%, 6/26/2024	HUF	1,110,330,000	3,660,397
Series 27/A, 3.00%, 10/27/2027	HUF	1,113,880,000	3,631,539
Security Description		Principal Amount	Value
Series 30/A, 3.00%, 8/21/2030	HUF	1,001,000,000	$3,207,283
Series 38/A, 3.00%, 10/27/2038	HUF	915,000,000	2,690,251
Series 41/A, 3.00%, 4/25/2041	HUF	150,000,000	425,490
Series 31/A, 3.25%, 10/22/2031	HUF	1,169,200,000	3,810,018
Series 25/B, 5.50%, 6/24/2025	HUF	1,009,220,000	3,604,398
Series 23/A, 6.00%, 11/24/2023	HUF	469,340,000	1,651,291
Series 28/A, 6.75%, 10/22/2028 (b)	HUF	547,000,000	2,192,775
			47,890,747
INDONESIA — 6.9%
Indonesia Treasury Bond:
Series FR86, 5.50%, 4/15/2026	IDR	69,900,000,000	4,937,077
Series FR63, 5.63%, 5/15/2023	IDR	22,956,000,000	1,646,416
Series FR64, 6.13%, 5/15/2028	IDR	58,250,000,000	4,151,266
Series FR91, 6.38%, 4/15/2032	IDR	22,000,000,000	1,552,489
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	116,034
Series FR81, 6.50%, 6/15/2025	IDR	79,500,000,000	5,832,314
Series FR87, 6.50%, 2/15/2031	IDR	76,700,000,000	5,415,221
Series FR89, 6.88%, 8/15/2051	IDR	10,000,000,000	703,180
Series FR61, 7.00%, 5/15/2022	IDR	4,633,000,000	331,148
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	5,088,419
Series FR82, 7.00%, 9/15/2030	IDR	71,600,000,000	5,245,247
Series FR92, 7.13%, 6/15/2042	IDR	10,000,000,000	711,266
Series FR76, 7.38%, 5/15/2048	IDR	31,700,000,000	2,276,863
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,964,346
Series FR80, 7.50%, 6/15/2035	IDR	75,600,000,000	5,588,458
Series FR75, 7.50%, 5/15/2038	IDR	26,910,000,000	1,957,262
Series FR83, 7.50%, 4/15/2040	IDR	58,000,000,000	4,238,812
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	229,911
Series FR77, 8.13%, 5/15/2024	IDR	57,100,000,000	4,350,571

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series FR78, 8.25%, 5/15/2029	IDR	53,150,000,000	$4,181,443
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	292,296
Series FR72, 8.25%, 5/15/2036	IDR	62,390,000,000	4,869,144
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	4,276,339
Series FR56, 8.38%, 9/15/2026	IDR	21,800,000,000	1,728,007
Series FR68, 8.38%, 3/15/2034	IDR	72,700,000,000	5,747,427
Series FR79, 8.38%, 4/15/2039	IDR	32,000,000,000	2,513,048
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	739,808
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	579,098
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	489,432
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	87,190
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	109,633
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	19,000,000,000	1,310,328
Series PBS, 6.13%, 10/15/2025	IDR	15,000,000,000	1,087,862
Series PBS, 6.63%, 10/15/2024	IDR	16,000,000,000	1,180,767
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,738,944
Series PBS, 8.25%, 9/15/2023	IDR	20,000,000,000	1,502,290
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	287,080
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,787,560
			91,843,996
ISRAEL — 4.6%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	14,450,000	4,481,223
Series 0425, 0.50%, 4/30/2025	ILS	14,500,000	4,513,805
Series 0226, 0.50%, 2/27/2026	ILS	4,700,000	1,456,262
Series 0722, 0.75%, 7/31/2022	ILS	2,400,000	748,426
Series 0330, 1.00%, 3/31/2030	ILS	13,400,000	4,087,553
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,427,142
Security Description		Principal Amount	Value
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	$2,980,538
Series 0537, 1.50%, 5/31/2037	ILS	15,200,000	4,428,786
Series 0825, 1.75%, 8/31/2025	ILS	10,480,000	3,413,520
Series 0327, 2.00%, 3/31/2027	ILS	14,850,000	4,924,587
Series 0928, 2.25%, 9/28/2028	ILS	13,595,000	4,585,206
Series 0324, 3.75%, 3/31/2024	ILS	15,400,000	5,197,119
Series 0347, 3.75%, 3/31/2047	ILS	15,875,000	6,198,126
Series 0323, 4.25%, 3/31/2023	ILS	10,850,000	3,572,582
Series 0142, 5.50%, 1/31/2042	ILS	10,510,000	5,089,860
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,230,394
			61,335,129
MALAYSIA — 5.4%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	8,150,000	1,825,802
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	453,745
Series 0313, 3.48%, 3/15/2023	MYR	10,600,000	2,585,860
Series 0319, 3.48%, 6/14/2024	MYR	6,900,000	1,690,842
Series 0307, 3.50%, 5/31/2027	MYR	5,400,000	1,315,861
Series 0513, 3.73%, 6/15/2028	MYR	12,000,000	2,939,477
Series 0218, 3.76%, 4/20/2023	MYR	5,600,000	1,373,793
Series 0519, 3.76%, 5/22/2040	MYR	8,450,000	1,928,695
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,019,527
Series 0419, 3.83%, 7/5/2034	MYR	8,200,000	1,940,636
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,523,937
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	696,662
Series 0212, 3.89%, 3/15/2027	MYR	600,000	149,804
Series 0219, 3.89%, 8/15/2029	MYR	9,950,000	2,458,890
Series 0316, 3.90%, 11/30/2026	MYR	7,815,000	1,951,930
Series 0417, 3.90%, 11/16/2027	MYR	2,930,000	727,227

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	$559,479
Series 0115, 3.96%, 9/15/2025	MYR	17,412,000	4,353,237
Series 0217, 4.06%, 9/30/2024	MYR	915,000	227,672
Series 0120, 4.07%, 6/15/2050	MYR	6,000,000	1,380,165
Series 0412, 4.13%, 4/15/2032	MYR	800,000	199,338
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	946,389
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	408,565
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,072,750
Series 0216, 4.74%, 3/15/2046	MYR	6,425,000	1,639,055
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	1,445,624
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	43,722
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,047,496
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	787,945
Series 0713, 4.94%, 9/30/2043	MYR	300,000	78,598
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	7,700,000	1,870,916
Series 0120, 3.42%, 9/30/2027	MYR	5,600,000	1,350,785
Series 0121, 3.45%, 7/15/2036	MYR	5,000,000	1,119,831
Series 0220, 3.47%, 10/15/2030	MYR	13,500,000	3,233,325
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,848,304
Series 0319, 3.73%, 3/31/2026	MYR	13,900,000	3,422,129
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	845,216
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,115,579
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,138,850
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,439,492
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	837,934
Series 0119, 4.13%, 7/9/2029	MYR	4,500,000	1,122,332
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,491,223
Security Description		Principal Amount	Value
Series 0218, 4.37%, 10/31/2028	MYR	5,680,000	$1,447,544
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	592,760
Series 0221, 4.42%, 9/30/2041	MYR	3,200,000	788,740
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	577,121
Series 0219, 4.47%, 9/15/2039	MYR	6,800,000	1,666,119
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,916,548
Series 0519, 4.64%, 11/15/2049	MYR	5,200,000	1,263,238
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,101,734
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	845,245
Series 0615, 4.79%, 10/31/2035	MYR	810,000	210,052
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	386,510
			71,404,250
MEXICO — 4.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	135,640,000	6,295,645
Series M, 6.50%, 6/9/2022	MXN	8,278,000	405,207
Series M, 6.75%, 3/9/2023	MXN	110,500,000	5,438,271
Series M 20, 7.50%, 6/3/2027	MXN	124,930,000	6,177,572
Series M, 7.75%, 5/29/2031	MXN	95,328,000	4,757,143
Series M, 7.75%, 11/23/2034	MXN	20,000,000	992,051
Series M, 7.75%, 11/13/2042	MXN	83,980,000	4,040,581
Series M, 8.00%, 12/7/2023	MXN	67,480,000	3,398,716
Series M, 8.00%, 9/5/2024	MXN	108,100,000	5,457,012
Series M, 8.00%, 11/7/2047	MXN	72,420,000	3,549,037
Series M 20, 8.50%, 5/31/2029	MXN	151,485,000	7,886,555
Series M 30, 8.50%, 11/18/2038	MXN	100,240,000	5,186,552
Series M 20, 10.00%, 12/5/2024	MXN	90,495,000	4,828,970
Series M 30, 10.00%, 11/20/2036	MXN	25,000,000	1,474,190
			59,887,502

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
PERU — 2.6%
Peru Government Bond:
5.35%, 8/12/2040	PEN	11,100,000	$2,129,633
5.40%, 8/12/2034	PEN	14,100,000	2,941,899
5.70%, 8/12/2024	PEN	6,200,000	1,552,852
5.94%, 2/12/2029	PEN	14,825,000	3,602,223
6.15%, 8/12/2032	PEN	24,757,000	5,803,137
6.35%, 8/12/2028	PEN	14,400,000	3,597,521
6.71%, 2/12/2055	PEN	1,000,000	219,479
6.90%, 8/12/2037	PEN	16,575,000	3,833,835
6.95%, 8/12/2031	PEN	15,420,000	3,866,293
8.20%, 8/12/2026	PEN	6,700,000	1,823,600
Peruvian Government International Bond:
Series REGS, 6.35%, 8/12/2028	PEN	6,810,000	1,701,328
Series REGS, 6.71%, 2/12/2055	PEN	475,000	104,253
Series REGS, 6.85%, 2/12/2042	PEN	5,125,000	1,159,620
Series REGS, 6.95%, 8/12/2031	PEN	2,000,000	501,465
Series REGS, 8.20%, 8/12/2026	PEN	7,735,000	2,105,305
			34,942,443
PHILIPPINES — 4.5%
Philippine Government Bond:
Series 0325, 2.38%, 9/10/2023	PHP	228,800,000	4,504,356
Series R513, 2.63%, 8/12/2025	PHP	165,500,000	3,217,282
Series 1065, 2.88%, 7/9/2030	PHP	343,500,000	5,997,773
Series 5-77, 3.38%, 4/8/2026	PHP	40,000,000	793,641
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	511,713
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	437,268
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,644,534
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,339,165
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	767,238
Series 5-74, 4.00%, 1/26/2022	PHP	106,800,000	2,111,758
Series 1066, 4.00%, 7/22/2031	PHP	37,000,000	683,047
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	381,517
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	1,031,457
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,409,853
Security Description		Principal Amount	Value
Series R511, 4.63%, 12/4/2022	PHP	76,850,000	$1,555,031
Series 2511, 4.63%, 9/9/2040	PHP	183,100,000	3,361,868
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	541,306
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	5,767,917
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	396,942
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	975,844
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	658,924
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,936,141
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,465,488
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,334,933
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,187,291
Series 2023, 6.75%, 1/24/2039	PHP	80,000,000	1,867,023
Series 1064, 6.88%, 1/10/2029	PHP	166,000,000	3,843,770
Series 2017, 8.00%, 7/19/2031	PHP	269,237,338	6,647,357
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	341,430
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	610,762
6.25%, 1/14/2036	PHP	20,000,000	466,255
			59,788,884
POLAND — 4.6%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	3,800,000	945,873
Series 1026, 0.25%, 10/25/2026	PLN	31,863,000	7,529,978
Series 0425, 0.75%, 4/25/2025	PLN	21,500,000	5,354,634
Series 0123, 2.50%, 1/25/2023	PLN	25,695,000	6,650,143
Series 0424, 2.50%, 4/25/2024	PLN	36,400,000	9,538,014
Series 0726, 2.50%, 7/25/2026	PLN	26,300,000	6,960,353
Series 0727, 2.50%, 7/25/2027	PLN	19,800,000	5,238,325
Series 0428, 2.75%, 4/25/2028	PLN	28,000,000	7,509,676
Series 0725, 3.25%, 7/25/2025	PLN	4,000,000	1,083,790

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 0429, 5.75%, 4/25/2029	PLN	7,000,000	$2,248,461
Republic of Poland Government Bond:
Zero Coupon, 7/25/2024	PLN	6,500,000	1,602,392
Series 0432, 1.75%, 4/25/2032	PLN	26,000,000	6,290,002
			60,951,641
ROMANIA — 3.3%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	2,600,000	569,085
Series 7Y, 3.25%, 4/29/2024	RON	2,700,000	632,291
Series 5Y, 3.25%, 6/24/2026	RON	8,000,000	1,844,471
Series 5Y, 3.65%, 7/28/2025	RON	12,000,000	2,820,776
Series 15Y, 3.65%, 9/24/2031	RON	13,250,000	2,903,663
Series 4YR, 3.70%, 11/25/2024	RON	11,300,000	2,666,008
Series 3Y, 4.00%, 10/25/2023	RON	15,550,000	3,709,427
Series 8Y, 4.15%, 1/26/2028	RON	9,500,000	2,267,567
Series 10YR, 4.15%, 10/24/2030	RON	2,100,000	490,452
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,530,521
Series 4.3Y, 4.40%, 9/25/2023	RON	12,700,000	3,051,268
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,420,808
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	4,401,913
Series 15Y, 4.75%, 10/11/2034	RON	7,000,000	1,662,727
Series 7Y, 4.85%, 4/22/2026	RON	15,275,000	3,745,231
Series 10Y, 5.00%, 2/12/2029	RON	12,825,000	3,151,730
Series 15YR, 5.80%, 7/26/2027	RON	3,240,000	842,535
Series 10Y, 5.85%, 4/26/2023	RON	9,000,000	2,199,075
			42,909,548
RUSSIA — 4.5%
Russian Federal Bond - OFZ:
Series 6234, 4.50%, 7/16/2025	RUB	307,000,000	3,851,851
Series 5084, 5.30%, 10/4/2023	RUB	28,000,000	372,047
Security Description		Principal Amount	Value
Series 6236, 5.70%, 5/17/2028	RUB	210,000,000	$2,668,848
Series 6235, 5.90%, 3/12/2031	RUB	297,000,000	3,724,405
Series 6232, 6.00%, 10/6/2027	RUB	259,900,000	3,377,379
Series 6233, 6.10%, 7/18/2035	RUB	260,000,000	3,182,799
Series 6223, 6.50%, 2/28/2024	RUB	214,000,000	2,901,238
Series 6224, 6.90%, 5/23/2029	RUB	102,000,000	1,380,997
Series 6215, 7.00%, 8/16/2023	RUB	192,500,000	2,641,073
Series 6212, 7.05%, 1/19/2028	RUB	223,115,000	3,049,765
Series 6222, 7.10%, 10/16/2024	RUB	179,241,000	2,462,197
Series 6229, 7.15%, 11/12/2025	RUB	362,500,000	4,984,135
Series 6225, 7.25%, 5/10/2034	RUB	231,270,000	3,148,939
Series 6227, 7.40%, 7/17/2024	RUB	360,500,000	4,989,830
Series 6228, 7.65%, 4/10/2030	RUB	165,000,000	2,337,317
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,135,902
Series 6230, 7.70%, 3/16/2039	RUB	142,500,000	2,022,409
Series 6219, 7.75%, 9/16/2026	RUB	187,790,000	2,645,134
Series 6226, 7.95%, 10/7/2026	RUB	199,400,000	2,831,510
Series 6207, 8.15%, 2/3/2027	RUB	77,000,000	1,104,547
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,459,810
			59,272,132
SOUTH AFRICA — 4.6%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	33,761,000	1,550,784
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	621,586
Series R214, 6.50%, 2/28/2041	ZAR	19,900,000	863,193
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,305,974
Series R213, 7.00%, 2/28/2031	ZAR	46,000,000	2,572,576
Series 2023, 7.75%, 2/28/2023	ZAR	41,780,000	2,872,864
Series 2030, 8.00%, 1/31/2030	ZAR	108,955,000	6,728,520

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 2032, 8.25%, 3/31/2032	ZAR	94,370,000	$5,608,167
Series 2037, 8.50%, 1/31/2037	ZAR	109,847,000	6,115,482
Series 2044, 8.75%, 1/31/2044	ZAR	69,126,000	3,788,950
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,924,109
Series 2048, 8.75%, 2/28/2048	ZAR	100,000,000	5,469,325
Series 2035, 8.88%, 2/28/2035	ZAR	92,530,000	5,464,249
Series 2040, 9.00%, 1/31/2040	ZAR	85,290,000	4,843,944
Series R186, 10.50%, 12/21/2026	ZAR	152,205,000	11,357,963
			61,087,686
SOUTH KOREA — 12.3%
Korea Treasury Bond:
Series 2303, 0.75%, 3/10/2023	KRW	2,700,000,000	2,260,919
Series 2312, 0.88%, 12/10/2023	KRW	6,030,000,000	5,019,229
Series 2306, 1.00%, 6/10/2023	KRW	7,780,000,000	6,523,814
Series 2406, 1.13%, 6/10/2024	KRW	4,200,000,000	3,500,859
Series 2509, 1.13%, 9/10/2025	KRW	6,700,000,000	5,503,894
Series 3909, 1.13%, 9/10/2039	KRW	6,550,000,000	4,594,451
Series 2212, 1.25%, 12/10/2022	KRW	4,009,000,000	3,384,320
Series 2603, 1.25%, 3/10/2026	KRW	5,000,000,000	4,098,555
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,646,320
Series 2912, 1.38%, 12/10/2029	KRW	7,100,000,000	5,612,209
Series 3006, 1.38%, 6/10/2030	KRW	10,280,000,000	8,073,021
Series 2503, 1.50%, 3/10/2025	KRW	5,840,000,000	4,887,713
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,570,364
Series 3012, 1.50%, 12/10/2030	KRW	6,400,000,000	5,057,813
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	4,571,212
Series 4009, 1.50%, 9/10/2040	KRW	7,500,000,000	5,576,403
Series 5003, 1.50%, 3/10/2050	KRW	13,230,000,000	9,350,411
Series 7009, 1.63%, 9/10/2070	KRW	1,050,000,000	731,467
Security Description		Principal Amount	Value
Series 2403, 1.88%, 3/10/2024	KRW	3,150,000,000	$2,679,021
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	3,325,515
Series 2906, 1.88%, 6/10/2029	KRW	6,280,000,000	5,180,442
1.88%, 9/10/2041	KRW	700,000,000	552,823
Series 5103, 1.88%, 3/10/2051	KRW	9,900,000,000	7,703,925
Series 2209, 2.00%, 9/10/2022	KRW	200,000	170
Series 3106, 2.00%, 6/10/2031	KRW	6,600,000,000	5,439,176
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,096,064
Series 4903, 2.00%, 3/10/2049	KRW	7,835,000,000	6,236,890
Series 2706, 2.13%, 6/10/2027	KRW	4,282,000,000	3,629,697
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	4,759,842
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	3,334,717
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	25,750
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,002,770
Series 2303, 2.38%, 3/10/2023	KRW	5,418,000,000	4,642,770
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,814,293
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,583,302
Series 3809, 2.38%, 9/10/2038	KRW	3,409,000,000	2,916,997
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,009,469
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	764,880
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	6,090,071
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,230,231
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	250,653
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,331,744
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	385,489
			162,949,675
THAILAND — 4.8%
Thailand Government Bond:
0.75%, 6/17/2024	THB	137,700,000	4,077,902
0.95%, 6/17/2025	THB	118,000,000	3,505,191
1.00%, 6/17/2027	THB	22,000,000	644,920
1.45%, 12/17/2024	THB	115,180,000	3,478,268

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
1.59%, 12/17/2035	THB	107,000,000	$2,890,378
1.60%, 12/17/2029	THB	109,400,000	3,202,253
1.60%, 6/17/2035	THB	31,500,000	859,583
1.88%, 6/17/2049	THB	19,000,000	471,638
2.00%, 12/17/2022	THB	86,252,000	2,593,704
2.00%, 12/17/2031	THB	61,000,000	1,815,504
2.00%, 6/17/2042	THB	39,500,000	1,055,069
2.13%, 12/17/2026	THB	105,880,000	3,292,821
2.40%, 12/17/2023	THB	128,400,000	3,945,499
2.50%, 6/17/2071	THB	35,000,000	892,395
2.88%, 12/17/2028	THB	117,510,000	3,789,267
2.88%, 6/17/2046	THB	72,715,000	2,234,149
3.30%, 6/17/2038	THB	114,000,000	3,740,142
3.40%, 6/17/2036	THB	56,460,000	1,876,969
3.58%, 12/17/2027	THB	4,650,000	156,243
3.60%, 6/17/2067	THB	62,200,000	2,093,114
3.63%, 6/16/2023	THB	9,000	280
3.65%, 6/20/2031	THB	28,575,000	977,459
3.78%, 6/25/2032	THB	116,120,000	4,021,185
3.80%, 6/14/2041	THB	12,750,000	447,962
3.85%, 12/12/2025	THB	18,882,000	625,504
3.85%, 12/12/2025	THB	20,000,000	662,540
4.00%, 6/17/2066	THB	54,280,000	1,980,667
4.68%, 6/29/2044	THB	64,500,000	2,570,043
4.75%, 12/20/2024	THB	14,000,000	466,001
4.85%, 6/17/2061	THB	48,195,000	2,061,313
4.88%, 6/22/2029	THB	22,564,000	817,368
4.88%, 6/22/2029	THB	55,720,000	2,018,424
5.67%, 3/13/2028	THB	10,000,000	374,351
			63,638,106
TURKEY — 2.6%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	12,225,000	1,199,899
8.00%, 3/12/2025	TRY	8,130,000	689,758
8.50%, 9/14/2022	TRY	27,450,000	2,851,828
8.80%, 9/27/2023	TRY	2,300,000	222,512
9.00%, 7/24/2024	TRY	29,650,000	2,728,297
10.40%, 3/20/2024	TRY	1,760,000	170,864
10.50%, 8/11/2027	TRY	40,380,000	3,352,027
10.60%, 2/11/2026	TRY	43,104,000	3,806,184
10.70%, 8/17/2022	TRY	11,190,000	1,191,518
11.00%, 2/24/2027	TRY	13,298,000	1,147,302
11.70%, 11/13/2030	TRY	38,800,000	3,177,196
12.20%, 1/18/2023	TRY	36,270,000	3,845,720
12.40%, 3/8/2028	TRY	8,050,000	720,348
Security Description		Principal Amount	Value
12.60%, 10/1/2025	TRY	66,000,000	$6,329,403
16.20%, 6/14/2023	TRY	19,850,000	2,195,191
20.10%, 10/18/2023	TRY	5,000,000	588,119
			34,216,166
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,375,987,050)			1,297,714,358
	Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d)	8,390,393	8,390,393
State Street Navigator Securities Lending Portfolio II (e) (f)	2,461,500	2,461,500
TOTAL SHORT-TERM INVESTMENTS (Cost $10,851,893)		10,851,893
TOTAL INVESTMENTS — 98.8% (Cost $1,387,910,233)		1,309,417,168
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		15,914,299
NET ASSETS — 100.0%		$1,325,331,467
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility

At September 30, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	USD4,473,376	29,000,000	11/03/2021	$10,894
Goldman Sachs Capital Markets L.P.	CNH40,000,000	6,173,411	11/03/2021	(11,789)
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	PEN2,200,000	537,464	10/05/2021	$5,377
Societe Generale	COP2,000,000,000	522,417	10/05/2021	(2,221)
Societe Generale	USD521,527	2,000,000,000	11/03/2021	2,108
Standard Chartered Bank	USD600,000	708,960,000	10/01/2021	(1,216)
Standard Chartered Bank	USD545,333	40,000,000	10/05/2021	4,180
UBS AG	USD1,450,341	108,000,000	10/05/2021	33,344
UBS AG	USD520,731	2,000,000,000	10/05/2021	3,906
UBS AG	USD541,232	2,200,000	10/05/2021	(9,145)
UBS AG	USD678,567	50,000,000	10/05/2021	8,324
UBS AG	RUB198,000,000	2,717,167	10/05/2021	(2,922)
UBS AG	USD2,703,164	198,000,000	11/03/2021	9,647
UBS AG	RUB88,000,000	1,201,411	11/03/2021	(4,283)
Westpac Banking Corp.	CZK12,000,000	546,604	10/01/2021	(2,163)
Westpac Banking Corp.	USD1,000,000	3,971,566	10/05/2021	80
Westpac Banking Corp.	CZK18,000,000	823,213	10/05/2021	63
Westpac Banking Corp.	USD2,000,000	30,091,124	10/05/2021	75
Total				$44,259

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$850,917	$—	$850,917
Foreign Government Obligations	—	1,297,714,358	—	1,297,714,358
Short-Term Investments	10,851,893	—	—	10,851,893
TOTAL INVESTMENTS	$10,851,893	$1,298,565,275	$—	$1,309,417,168
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	77,998	—	77,998
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$77,998	$—	$77,998
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(33,739)	—	(33,739)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(33,739)	$—	$(33,739)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,227,948	$10,227,948	$208,547,529	$210,385,084	$—	$—	8,390,393	$8,390,393	$1,533
State Street Navigator Securities Lending Portfolio II	—	—	124,223,414	121,761,914	—	—	2,461,500	2,461,500	11,571
Total		$10,227,948	$332,770,943	$332,146,998	$—	$—		$10,851,893	$13,104
See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,541,000	$6,814,348
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	8,303,000	8,655,711
7.75%, 4/15/2028 (a)	7,870,000	8,284,198
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	3,553,000	3,553,284
3.75%, 2/15/2028	3,692,000	3,799,622
4.00%, 2/15/2030	3,812,000	3,923,044
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	8,739,000	9,049,759
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,726,000	3,692,205
4.63%, 3/15/2030 (a)	3,796,000	3,806,439
5.00%, 8/15/2027 (a)	4,911,000	5,037,753
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	9,278,000	9,824,196
		66,440,559
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	5,857,000	5,907,722
7.13%, 6/15/2026 (a)	8,676,000	9,103,467
7.50%, 12/1/2024 (a)	8,777,000	9,107,279
7.88%, 4/15/2027 (a) (b)	16,359,000	16,961,338
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	3,865,000	3,975,384
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	5,987,000	6,024,658
6.88%, 5/1/2025	215,000	251,574
Moog, Inc. 4.25%, 12/15/2027 (a)	4,027,500	4,161,696
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	8,807,000	9,786,338
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	4,934,000	4,897,044
5.50%, 1/15/2025 (a)	4,038,000	4,269,176
7.50%, 4/15/2025 (a)	9,110,000	9,646,761
SSL Robotics LLC 9.75%, 12/31/2023 (a)	4,377,000	4,756,573
TransDigm, Inc.:
4.63%, 1/15/2029 (a)	140,000	139,650
4.63%, 1/15/2029	9,171,000	9,148,072
4.88%, 5/1/2029	5,774,000	5,782,892
5.50%, 11/15/2027	20,151,000	20,735,984
6.25%, 3/15/2026 (a)	35,563,000	37,189,296
6.38%, 6/15/2026	8,564,000	8,845,927
Security Description	Principal Amount	Value
7.50%, 3/15/2027	$4,965,000	$5,225,762
8.00%, 12/15/2025 (a)	8,734,000	9,302,147
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	4,133,000	4,136,348
8.88%, 6/1/2024 (a)	4,950,000	5,443,168
		194,798,256
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	4,680,000	4,864,626
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	8,326,000	8,329,997
10.50%, 11/1/2026 (a)	4,600,000	4,852,448
		18,047,071
AIRLINES — 1.9%
Air Canada 3.88%, 8/15/2026 (a)	9,773,000	9,869,753
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	4,030,000	3,622,648
American Airlines, Inc. 11.75%, 7/15/2025 (a)	20,167,000	24,947,587
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	28,635,922	30,094,350
5.75%, 4/20/2029 (a)	23,877,400	25,732,913
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	6,954,000	7,125,694
3.63%, 3/15/2022	78,000	78,688
3.75%, 10/28/2029 (b)	4,662,000	4,749,972
3.80%, 4/19/2023	3,364,000	3,497,551
4.38%, 4/19/2028	3,760,000	4,028,426
7.38%, 1/15/2026 (b)	8,883,000	10,456,890
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	10,556,535	11,058,287
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	4,230,253	4,763,349
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	16,991,000	17,468,617
4.63%, 4/15/2029 (a)	15,683,000	16,212,615
		173,707,340
APPAREL — 0.2%
Hanesbrands, Inc. 5.38%, 5/15/2025 (a)	5,280,000	5,530,061
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	3,357,000	3,391,174
William Carter Co.:
5.50%, 5/15/2025 (a)	3,185,000	3,345,556
5.63%, 3/15/2027 (a)	4,220,000	4,378,377

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	$3,985,000	$4,024,451
		20,669,619
AUTO MANUFACTURERS — 2.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	7,661,000	7,456,758
5.88%, 6/1/2029 (a)	4,064,000	4,421,348
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	9,364,000	10,422,975
Ford Motor Co.:
4.35%, 12/8/2026 (b)	7,092,000	7,563,263
8.50%, 4/21/2023	17,290,000	19,005,341
9.00%, 4/22/2025	18,085,500	21,752,697
9.63%, 4/22/2030	5,195,000	7,367,705
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	7,181,000	7,194,931
2.90%, 2/16/2028	2,353,000	2,337,070
3.09%, 1/9/2023	7,157,000	7,261,922
3.35%, 11/1/2022	6,302,000	6,412,348
3.37%, 11/17/2023	5,290,000	5,413,310
3.38%, 11/13/2025	10,879,000	11,198,951
3.63%, 6/17/2031	4,746,000	4,789,521
3.81%, 1/9/2024	3,978,000	4,103,983
3.82%, 11/2/2027	3,580,000	3,731,899
4.00%, 11/13/2030	8,148,000	8,473,105
4.06%, 11/1/2024	7,484,000	7,859,023
4.13%, 8/17/2027	6,503,000	6,898,382
4.14%, 2/15/2023	4,845,000	4,980,321
4.27%, 1/9/2027	4,193,000	4,461,184
4.54%, 8/1/2026	3,750,000	4,039,163
4.69%, 6/9/2025	2,876,000	3,084,510
5.11%, 5/3/2029	7,193,000	8,035,444
5.13%, 6/16/2025	9,049,000	9,830,834
5.58%, 3/18/2024	8,715,000	9,368,538
Series MTN, 3.55%, 10/7/2022	2,679,000	2,723,177
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	4,032,000	3,911,484
5.50%, 7/15/2029 (a)	4,205,000	4,094,619
5.88%, 1/15/2028 (a)	4,951,000	4,997,638
7.75%, 10/15/2025 (a)	4,566,000	4,953,836
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	3,510,000	3,695,433
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	507,000	513,545
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,545,000	5,851,472
		228,205,730
AUTO PARTS & EQUIPMENT — 1.0%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	786,060	805,138
Adient US LLC 9.00%, 4/15/2025 (a)	4,686,000	5,080,702
Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	$5,351,000	$5,214,175
Borgwarner Jersey Ltd. 5.00%, 10/1/2025 (a)	279,000	307,416
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	7,067,000	7,428,265
8.50%, 5/15/2027 (a)	17,618,000	18,744,319
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,406,000	4,615,990
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (c)	5,080,000	5,078,273
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	5,284,000	5,697,209
5.00%, 5/31/2026	81,000	83,151
5.00%, 7/15/2029 (a)	6,224,000	6,610,510
5.25%, 4/30/2031 (b)	4,102,000	4,408,953
5.25%, 7/15/2031 (a)	4,653,000	4,977,081
9.50%, 5/31/2025	6,132,000	6,737,596
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,171,000	3,289,342
Tenneco, Inc.:
5.13%, 4/15/2029 (a)	6,101,000	6,237,479
7.88%, 1/15/2029 (a)	3,996,000	4,462,773
		89,778,372
BANKS — 1.4%
CIT Group, Inc.:
4.75%, 2/16/2024	3,961,000	4,229,793
5.25%, 3/7/2025	3,787,000	4,210,046
SOFR + 3.83%, 3.93%, 6/19/2024 (d)	2,912,000	3,044,147
Consolidated Energy Finance SA 5.63%, 10/15/2028	2,950,000	2,950,000
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	8,694,000	9,544,273
SOFR + 2.76%, 3.73%, 1/14/2032 (d)	8,660,000	8,937,986
SOFR + 5.44%, 5.88%, 7/8/2031 (d)	3,336,000	3,951,292
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,363,000	5,234,503
7.63%, 5/1/2026 (a)	5,178,000	5,279,799
8.25%, 4/15/2025 (a)	4,464,000	4,556,048
Intesa Sanpaolo SpA 4.20%, 6/1/2032 (a)	5,292,000	5,423,982
Mozart Debt Merger Sub 5.25%, 10/1/2029 (a)	4,600,000	4,600,000
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029	28,160,000	28,160,000

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (d)	$10,370,000	$11,463,517
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (d)	8,124,000	9,024,464
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (d)	10,226,000	12,375,505
		122,985,355
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	6,242,000	6,211,789
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,572,000	5,670,401
		11,882,190
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (c)	4,590,000	4,692,632
HCRX Investments Holdco L.P. 4.50%, 8/1/2029 (a)	4,794,000	4,835,660
		9,528,292
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,547,000	8,743,325
5.00%, 3/1/2030 (a)	4,170,000	4,447,722
6.75%, 6/1/2027 (a)	5,339,000	5,641,081
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	3,288,000	3,495,177
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	3,739,000	3,767,715
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	3,412,000	3,652,205
Griffon Corp. 5.75%, 3/1/2028	7,732,500	8,166,216
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,562,000	1,602,721
Masonite International Corp. 5.38%, 2/1/2028 (a)	3,903,000	4,108,922
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	4,315,000	4,346,068
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	8,552,000	9,064,607
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	9,380,250	8,926,621
4.38%, 7/15/2030 (a)	8,984,000	9,162,512
4.75%, 1/15/2028 (a) (b)	6,363,000	6,629,864
5.00%, 2/15/2027 (a)	6,292,000	6,500,894
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	5,609,000	5,902,070
Security Description	Principal Amount	Value
Victors Merger Corp. 6.38%, 5/15/2029 (a)	$4,349,000	$4,166,125
		98,323,845
CHEMICALS — 1.9%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,383,000	4,262,730
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	4,453,000	4,629,027
Chemours Co.:
4.63%, 11/15/2029 (a)	5,760,000	5,625,619
5.38%, 5/15/2027 (b)	4,226,000	4,557,826
5.75%, 11/15/2028 (a) (b)	7,543,000	7,913,738
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	2,380,000	2,461,015
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,175,000	4,378,782
Diamond BC B.V. 4.63%, 10/1/2029 (a)	3,431,000	3,482,534
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,990,000	5,069,640
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,301,000	3,335,561
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,251,000	4,239,480
LSB Industries, Inc. 6.25%, 10/15/2028	5,359,000	5,420,843
Methanex Corp.:
5.13%, 10/15/2027	5,375,000	5,806,989
5.25%, 12/15/2029	5,111,000	5,533,935
OCI NV 5.25%, 11/1/2024 (a)	4,415,000	4,539,194
Olin Corp.:
5.00%, 2/1/2030 (b)	3,814,000	4,044,404
5.13%, 9/15/2027 (b)	2,342,000	2,432,073
5.63%, 8/1/2029	6,359,000	6,953,694
9.50%, 6/1/2025 (a)	3,389,000	4,226,456
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a) (c)	6,701,000	6,624,274
6.25%, 10/1/2029 (a) (c)	333,000	330,502
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	4,358,000	4,472,572
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a) (b)	52,000	52,070
7.63%, 1/15/2026 (a)	3,586,000	3,790,581
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	8,313,000	8,353,152
6.63%, 5/1/2029 (a) (b)	5,897,000	5,694,969

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TPC Group, Inc. 10.50%, 8/1/2024 (a)	$7,314,000	$6,765,450
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	4,091,000	4,166,193
Tronox, Inc.:
4.63%, 3/15/2029 (a)	8,663,000	8,628,348
6.50%, 5/1/2025 (a)	3,401,000	3,571,764
Unifrax Escrow Issuer Corp.:
5.25%, 9/30/2028 (a)	6,560,000	6,643,706
7.50%, 9/30/2029 (a)	1,420,000	1,455,926
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	3,437,000	3,409,641
4.25%, 2/15/2030 (a)	4,925,000	5,103,777
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	1,881,000	1,948,509
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,073,510	4,190,746
5.63%, 8/15/2029 (a)	9,100,000	9,390,927
		173,506,647
COAL — 0.1%
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	926,000	800,194
Suek Securities DAC 3.38%, 9/15/2026 (a) (b)	2,387,000	2,368,787
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,014,000	3,998,104
		7,167,085
COMMERCIAL SERVICES — 4.7%
ADT Security Corp. 4.13%, 8/1/2029 (a)	8,122,000	8,076,273
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	5,810,000	5,868,449
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	7,639,000	7,547,026
6.63%, 7/15/2026 (a)	15,393,000	16,286,564
9.75%, 7/15/2027 (a)	8,628,000	9,382,087
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	7,135,000	7,115,878
4.63%, 6/1/2028 (a)	9,233,000	9,211,579
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	1,715,000	1,781,679
Aptim Corp. 7.75%, 6/15/2025 (a)	3,875,000	3,254,458
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	7,636,000	7,540,245
6.75%, 2/15/2027 (a)	4,487,000	4,767,079
Security Description	Principal Amount	Value
ASGN, Inc. 4.63%, 5/15/2028 (a)	$2,866,000	$2,986,831
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	3,453,000	3,560,319
5.38%, 3/1/2029 (a) (b)	4,682,000	4,945,878
Brink's Co. 4.63%, 10/15/2027 (a)	4,428,000	4,603,614
Cimpress PLC 7.00%, 6/15/2026 (a)	4,482,000	4,677,146
CoreCivic, Inc. 8.25%, 4/15/2026	5,915,000	6,034,365
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,816,000	5,768,483
Deluxe Corp. 8.00%, 6/1/2029 (a)	4,104,000	4,303,290
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,763,000	4,763,238
6.00%, 6/1/2029 (a)	4,063,000	3,972,558
9.50%, 11/1/2027 (a)	6,070,000	6,557,785
Gartner, Inc.:
3.63%, 6/15/2029 (a)	4,745,000	4,786,187
3.75%, 10/1/2030 (a)	5,753,000	5,925,475
4.50%, 7/1/2028 (a) (b)	6,076,000	6,370,139
HealthEquity, Inc. 4.50%, 10/1/2029 (a) (c)	1,575,000	1,600,594
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,149,000	9,598,765
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	3,587,000	3,744,362
5.00%, 6/15/2028 (a)	4,774,500	5,141,229
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	6,015,000	5,850,971
Modulaire Global Finance PLC 8.00%, 2/15/2023 (a)	3,717,000	3,793,199
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	8,237,000	8,237,000
5.75%, 11/1/2028 (a) (b)	10,794,000	10,168,056
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,988,000	7,252,077
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	3,823,000	3,913,146
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	5,911,000	5,781,135
4.75%, 7/15/2031 (a)	5,209,000	5,070,545
5.63%, 10/1/2028 (a)	8,364,000	8,686,850
5.88%, 10/1/2030 (a)	6,550,000	6,891,714
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	3,841,000	3,693,774

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	$7,643,000	$7,338,961
5.25%, 4/15/2024 (a)	5,874,000	6,264,269
5.75%, 4/15/2026 (a)	12,383,000	13,391,100
6.25%, 1/15/2028 (a)	10,088,000	10,434,321
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	3,884,000	3,977,488
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a) (b)	7,104,000	7,562,492
9.25%, 4/15/2025 (a)	7,188,000	8,308,825
Service Corp. International:
3.38%, 8/15/2030	6,327,000	6,322,951
4.00%, 5/15/2031	5,761,000	5,959,121
4.63%, 12/15/2027	3,470,000	3,649,260
5.13%, 6/1/2029	5,908,000	6,425,482
Sotheby's 7.38%, 10/15/2027 (a)	7,020,000	7,433,267
Square, Inc.:
2.75%, 6/1/2026 (a)	7,838,000	7,954,708
3.50%, 6/1/2031 (a) (b)	7,801,000	8,005,776
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	5,328,000	5,145,196
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	3,871,000	3,891,671
United Rentals North America, Inc.:
3.75%, 1/15/2032	5,894,000	5,963,078
3.88%, 2/15/2031	8,304,000	8,503,711
4.00%, 7/15/2030	6,092,000	6,331,537
4.88%, 1/15/2028	11,397,000	12,056,316
5.25%, 1/15/2030	7,337,000	8,019,414
5.50%, 5/15/2027	7,794,000	8,186,350
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	6,106,000	6,442,624
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	7,689,000	8,024,856
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	3,863,000	3,777,357
		418,880,173
COMPUTERS — 1.2%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	5,285,000	5,420,190
4.00%, 7/1/2029 (a)	4,011,000	4,112,318
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	5,133,000	5,112,211
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	7,426,000	8,132,435
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	7,667,000	5,940,008
NCR Corp.:
5.00%, 10/1/2028 (a)	5,521,000	5,673,435
5.13%, 4/15/2029 (a)	10,226,000	10,547,403
Security Description	Principal Amount	Value
5.75%, 9/1/2027 (a)	$4,428,000	$4,677,429
6.13%, 9/1/2029 (a)	2,749,000	2,977,689
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,282,000	3,399,922
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	3,786,000	3,667,233
3.38%, 7/15/2031 (a)	4,262,000	4,155,578
4.09%, 6/1/2029	3,925,000	4,130,121
4.13%, 1/15/2031	3,177,000	3,306,781
4.88%, 3/1/2024	3,213,000	3,462,393
Vericast Corp. 11.00%, 9/15/2026 (a) (b)	12,504,780	13,162,407
Western Digital Corp. 4.75%, 2/15/2026 (b)	17,763,000	19,671,457
		107,549,010
CONSTRUCTION MATERIALS — 0.0% (e)
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028	3,148,000	3,184,832
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	6,978,000	7,132,493
6.50%, 4/15/2026 (a) (b)	5,023,000	5,147,822
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,313,000	4,306,056
5.50%, 6/1/2028 (a) (b)	6,604,000	6,972,437
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	4,603,000	4,721,941
		28,280,749
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	5,676,000	5,792,301
Avient Corp. 5.75%, 5/15/2025 (a)	4,798,000	5,052,390
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,483,000	5,465,838
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	9,279,000	9,257,195
IAA, Inc. 5.50%, 6/15/2027 (a)	3,804,000	3,973,354
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	6,970,000	7,047,576
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	2,879,000	3,024,131
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	5,188,000	4,814,412
9.00%, 11/15/2026 (a)	7,338,000	6,781,339
REGS, 13.13%, 11/15/2027 (a)	3,688,000	2,425,782
		53,634,318

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.2%
AG Issuer LLC 6.25%, 3/1/2028 (a)	$4,033,000	$4,228,480
Ally Financial, Inc. 5.75%, 11/20/2025	16,000	18,290
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	7,901,000	7,595,310
3.63%, 10/1/2031 (a) (b)	8,076,000	7,679,388
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	5,797,000	5,856,883
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	6,223,000	6,795,765
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	12,003,970	11,842,637
goeasy, Ltd. 5.38%, 12/1/2024 (a)	4,148,000	4,272,399
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,684,000	4,251,807
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	8,177,000	8,292,541
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	6,102,000	5,750,586
6.50%, 11/1/2025 (a)	5,378,000	5,364,501
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	6,618,000	6,800,723
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	7,751,000	8,097,392
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	4,373,000	4,386,556
5.50%, 8/15/2028 (a)	6,785,000	6,987,193
6.00%, 1/15/2027 (a)	4,824,000	5,054,925
Navient Corp.:
4.88%, 3/15/2028	5,935,000	5,984,023
5.00%, 3/15/2027	2,210,000	2,275,239
6.75%, 6/25/2025	5,076,000	5,528,830
6.75%, 6/15/2026 (b)	5,218,000	5,762,864
7.25%, 9/25/2023	330	360
NFP Corp.:
4.88%, 8/15/2028 (a)	4,221,000	4,290,731
6.88%, 8/15/2028 (a)	13,890,000	14,176,829
OneMain Finance Corp.:
3.50%, 1/15/2027	6,866,000	6,870,669
3.88%, 9/15/2028 (b)	5,118,000	5,081,611
4.00%, 9/15/2030	4,168,800	4,146,830
5.38%, 11/15/2029	6,362,000	6,899,207
5.63%, 3/15/2023	5,049,000	5,313,921
6.13%, 3/15/2024	10,341,000	11,045,532
6.63%, 1/15/2028	7,305,000	8,380,077
6.88%, 3/15/2025	9,716,000	10,916,217
7.13%, 3/15/2026	11,127,000	12,868,376
8.88%, 6/1/2025	5,711,000	6,189,982
Security Description	Principal Amount	Value
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	$5,850,000	$5,570,721
5.38%, 10/15/2025 (a)	5,442,000	5,598,185
5.75%, 9/15/2031 (a)	3,701,000	3,697,447
Quicken Loans LLC 5.25%, 1/15/2028 (a)	2,634,000	2,834,895
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a) (c)	8,944,000	8,753,672
3.63%, 3/1/2029 (a)	4,035,000	4,080,111
3.88%, 3/1/2031 (a)	9,499,000	9,580,881
4.00%, 10/15/2033 (a) (c)	7,690,000	7,634,401
SLM Corp. 4.20%, 10/29/2025	2,440,000	2,615,070
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,098,000	6,150,016
5.50%, 4/15/2029 (a)	6,004,000	5,831,805
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	5,366,000	5,850,228
		287,204,106
ELECTRIC — 2.3%
Calpine Corp.:
3.75%, 3/1/2031 (a)	7,081,000	6,831,961
4.50%, 2/15/2028 (a)	11,447,500	11,680,800
4.63%, 2/1/2029 (a)	5,368,000	5,289,520
5.00%, 2/1/2031 (a)	6,671,000	6,669,866
5.13%, 3/15/2028 (a)	11,116,500	11,258,569
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	7,418,000	7,481,053
4.75%, 3/15/2028 (a)	5,950,000	6,295,159
Drax Finco PLC 6.63%, 11/1/2025 (a)	4,573,000	4,727,293
FirstEnergy Corp.:
2.65%, 3/1/2030 (b)	5,231,000	5,205,211
Series B, 4.40%, 7/15/2027	11,038,000	12,091,136
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	3,183,000	3,323,020
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	2,919,000	3,107,918
4.25%, 7/15/2024 (a)	5,602,000	5,931,790
4.25%, 9/15/2024 (a)	193,000	204,798
4.50%, 9/15/2027 (a)	4,305,000	4,627,703
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,472,000	4,410,152
3.63%, 2/15/2031 (a) (b)	7,367,000	7,239,109
3.88%, 2/15/2032 (a)	8,639,000	8,541,984
5.25%, 6/15/2029 (a)	6,217,000	6,630,617
5.75%, 1/15/2028 (a)	840	894
5.75%, 1/15/2028	7,011,000	7,460,685

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 1/15/2027	$5,834,000	$6,045,832
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,122,000	4,296,361
PG&E Corp.:
5.00%, 7/1/2028 (b)	7,519,000	7,661,410
5.25%, 7/1/2030 (b)	7,438,000	7,613,611
Pike Corp. 5.50%, 9/1/2028 (a)	3,108,000	3,169,259
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a) (b)	6,357,000	6,001,580
10.50%, 1/15/2026 (a)	4,493,000	2,470,701
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,159,000	10,232,043
5.00%, 7/31/2027 (a)	10,900,000	11,258,501
5.50%, 9/1/2026 (a)	8,778,000	9,023,872
5.63%, 2/15/2027 (a)	10,742,000	11,119,904
		207,902,312
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	5,551,000	5,510,478
4.75%, 6/15/2028 (a)	4,615,000	4,697,885
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	12,217,000	13,047,878
7.25%, 6/15/2028 (a)	10,420,000	11,541,088
		34,797,329
ELECTRONICS — 0.4%
Imola Merger Corp. 4.75%, 5/15/2029 (a)	14,171,000	14,668,260
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	7,659,000	7,794,105
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a) (b)	4,971,000	5,003,660
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	4,303,000	4,284,497
		31,750,522
ENERGY-ALTERNATE SOURCES — 0.4%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	6,110,000	5,989,633
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	5,864,000	6,071,879
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	5,282,000	5,462,169
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	4,121,125	4,233,838
4.75%, 1/15/2030 (a)	4,249,000	4,448,023
5.00%, 1/31/2028 (a)	5,511,000	5,935,677
		32,141,219
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.13%, 3/15/2027	$6,540,000	$7,263,455
Artera Services LLC 9.03%, 12/4/2025 (a)	8,313,057	9,017,755
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	8,315,000	8,342,938
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	75,000	78,038
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,404,000	4,431,481
Fluor Corp. 4.25%, 9/15/2028 (b)	4,337,000	4,475,957
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	687,000	680,453
MasTec, Inc. 4.50%, 8/15/2028 (a)	4,359,000	4,548,268
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	510,000	511,035
TopBuild Corp. 4.13%, 2/15/2032 (a) (c)	900,000	909,252
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	4,753,000	4,872,585
		45,131,217
ENTERTAINMENT — 3.1%
Affinity Gaming 6.88%, 12/15/2027 (a)	4,445,000	4,671,873
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	5,352,000	5,493,507
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	4,162,000	4,461,664
12.00%, 6/15/2026 (a)	434	420
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,770,000	3,893,204
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	9,438,000	9,570,604
6.25%, 7/1/2025 (a)	26,052,000	27,448,908
8.13%, 7/1/2027 (a)	13,677,000	15,371,033
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	8,869,000	9,346,152
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	3,124,000	3,206,005
5.50%, 5/1/2025 (a)	7,885,000	8,224,922
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	5,228,000	5,460,907
5.50%, 4/1/2027 (a)	4,681,000	4,872,921
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	6,324,000	6,227,685

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	$3,315,000	$3,361,841
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,233,000	5,439,075
5.25%, 1/15/2029 (a)	6,396,000	6,838,475
6.25%, 1/15/2027 (a)	5,558,000	6,312,888
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	7,869,000	8,137,254
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,457,000	3,439,404
4.75%, 10/15/2027 (a)	7,199,000	7,323,975
4.88%, 11/1/2024 (a)	5,112,000	5,168,436
6.50%, 5/15/2027 (a)	8,948,000	9,851,122
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,497,000	4,579,925
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	53,000	55,610
8.00%, 2/1/2026 (a)	10,453,000	10,912,305
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	6,718,000	7,215,468
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,796,000	5,860,278
5.88%, 9/1/2031 (a)	6,071,000	6,131,831
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	3,620,000	3,682,192
4.63%, 4/16/2029	751,000	763,902
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	9,494,000	9,762,110
7.00%, 5/15/2028 (a)	5,057,000	5,460,650
7.25%, 11/15/2029 (a)	2,822,000	3,174,496
8.25%, 3/15/2026 (a)	8,466,000	9,020,100
8.63%, 7/1/2025 (a)	4,334,000	4,697,926
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	5,142,000	5,260,215
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	2,316,000	2,392,220
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	6,736,000	7,175,524
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	4,548,000	4,806,599
Security Description	Principal Amount	Value
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	$5,105,000	$4,988,402
3.88%, 7/15/2030 (a)	3,483,000	3,641,825
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	4,741,000	4,999,953
REGS, 5.13%, 10/1/2029 (a)	5,982,000	6,026,506
		274,730,312
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,995,000	4,152,842
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	5,573,000	5,605,992
3.75%, 8/1/2025 (a)	4,624,000	4,757,310
4.00%, 8/1/2028 (a) (b)	4,114,000	4,084,256
4.25%, 6/1/2025 (a) (b)	3,791,000	3,911,933
4.38%, 8/15/2029 (a)	4,241,000	4,282,053
4.75%, 6/15/2029 (a) (b)	6,143,000	6,313,898
5.13%, 12/15/2026 (a)	4,399,000	4,613,803
Harsco Corp. 5.75%, 7/31/2027 (a)	3,956,000	4,106,130
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,171,000	5,168,932
5.88%, 6/30/2029 (a)	7,769,000	7,855,158
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	3,911,000	3,933,723
5.38%, 7/15/2024 (a)	4,577,000	4,703,371
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,985,000	4,033,697
		67,523,098
FOOD — 3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	3,449,000	3,512,255
3.50%, 2/15/2023 (a)	4,968,000	5,082,214
3.50%, 3/15/2029 (a)	10,430,000	10,387,654
4.63%, 1/15/2027 (a)	10,818,000	11,351,003
4.88%, 2/15/2030 (a)	7,120,000	7,689,102
5.88%, 2/15/2028 (a)	5,898,000	6,279,306
7.50%, 3/15/2026 (a)	5,279,000	5,709,502
B&G Foods, Inc.:
5.25%, 4/1/2025	7,023,000	7,195,204
5.25%, 9/15/2027 (b)	4,172,018	4,354,377
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	3,278,000	3,414,627
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	3,907,000	4,409,518
JBS Finance Luxembourg S.a.r.l 3.63%, 1/15/2032 (a)	7,908,000	8,073,514

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
JBS USA Food Co.:
5.75%, 1/15/2028 (a)	$5,366,000	$5,641,544
7.00%, 1/15/2026 (a)	7,769,000	8,121,324
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	6,913,000	7,495,766
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/2031 (a)	3,835,000	4,012,676
5.50%, 1/15/2030 (a)	9,113,000	10,139,033
6.50%, 4/15/2029 (a)	11,573,000	12,912,459
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	5,493,000	5,958,367
3.88%, 5/15/2027	10,151,000	11,075,046
4.25%, 3/1/2031	10,349,000	11,684,021
4.63%, 1/30/2029	5,775,000	6,595,454
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	5,140,000	5,274,462
4.88%, 11/1/2026 (a)	7,676,600	7,870,588
4.88%, 5/15/2028 (a)	4,139,000	4,550,872
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	8,219,000	8,238,068
5.50%, 10/15/2027 (a)	7,349,000	7,691,022
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	6,251,000	6,358,017
4.25%, 4/15/2031 (a)	7,796,000	8,336,341
5.88%, 9/30/2027 (a)	6,864,000	7,279,409
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	14,353,000	14,228,703
4.63%, 4/15/2030 (a)	12,524,000	12,625,820
5.50%, 12/15/2029 (a)	5,844,000	6,197,328
5.63%, 1/15/2028 (a)	6,917,000	7,267,761
5.75%, 3/1/2027 (a)	10,712,000	11,129,661
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	6,859,000	6,936,850
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,113,000	4,024,036
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	3,769,000	4,079,754
US Foods, Inc.:
4.75%, 2/15/2029 (a)	6,846,000	7,030,226
6.25%, 4/15/2025 (a)	7,375,000	7,742,939
		297,955,823
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	4,628,000	4,732,732
5.00%, 2/1/2028 (a) (b)	8,941,000	9,218,528
6.38%, 5/1/2025 (a)	11,018,000	11,598,759
Security Description	Principal Amount	Value
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	$4,993,000	$5,472,927
		31,022,946
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 5.13%, 2/1/2029	7,147,000	7,287,867
GAS — 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	4,047,000	4,467,888
5.75%, 5/20/2027	4,327,000	4,890,246
5.88%, 8/20/2026	4,000	4,516
		9,362,650
HEALTH CARE PRODUCTS — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	11,404,000	12,014,000
Hologic, Inc. 3.25%, 2/15/2029 (a)	7,310,000	7,307,661
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,844,000	3,992,917
4.63%, 11/15/2027	3,719,000	3,903,462
		27,218,040
HEALTH CARE SERVICES — 6.4%
180 Medical, Inc. 3.88%, 10/15/2029	690,000	690,000
Air Methods Corp. 8.00%, 5/15/2025 (a)	3,951,000	3,780,475
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	3,351,750	3,286,961
3.50%, 4/1/2030 (a)	5,570,000	5,569,610
5.00%, 7/15/2027 (a)	3,595,000	3,734,594
Centene Corp.:
2.45%, 7/15/2028	17,542,000	17,626,728
2.50%, 3/1/2031	15,690,000	15,464,064
2.63%, 8/1/2031	10,168,000	10,105,162
3.00%, 10/15/2030	18,215,000	18,670,739
3.38%, 2/15/2030	16,000,000	16,560,640
4.25%, 12/15/2027	19,595,000	20,507,343
4.63%, 12/15/2029	27,427,000	29,873,763
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	3,726,000	3,819,485
4.00%, 3/15/2031 (a)	4,196,000	4,394,429
4.25%, 5/1/2028 (a)	3,318,000	3,449,260
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	6,925,000	6,968,350
5.63%, 3/15/2027 (a)	14,904,000	15,617,454
6.00%, 1/15/2029 (a)	7,039,000	7,460,777
6.13%, 4/1/2030 (a)	11,476,000	11,140,556
6.63%, 2/15/2025 (a)	11,440,000	11,973,676
6.88%, 4/1/2028 (a) (b)	5,943,000	5,711,045

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/15/2029 (a)	$14,111,000	$14,128,498
8.00%, 3/15/2026 (a)	16,596,000	17,598,564
8.00%, 12/15/2027 (a) (b)	5,545,000	6,060,574
DaVita, Inc.:
3.75%, 2/15/2031 (a)	11,531,000	11,228,772
4.63%, 6/1/2030 (a)	21,780,250	22,419,718
Encompass Health Corp.:
4.50%, 2/1/2028	5,992,000	6,215,981
4.75%, 2/1/2030	6,147,000	6,468,242
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	8,077,000	6,573,466
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	3,662,000	3,788,998
HCA, Inc.:
3.50%, 9/1/2030	20,007,000	21,194,015
5.38%, 9/1/2026	5,926,500	6,784,776
5.63%, 9/1/2028	12,095,500	14,391,952
5.88%, 2/1/2029	7,743,000	9,305,228
IQVIA, Inc. 5.00%, 5/15/2027 (a)	8,461,000	8,792,333
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	5,715,000	5,698,198
6.75%, 4/15/2025 (a)	5,606,000	5,888,935
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	3,901,000	3,792,474
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	9,051,000	9,519,118
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	3,799,000	3,939,373
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,394,000	4,649,775
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,880,000	5,148,400
4.38%, 6/15/2028 (a) (b)	6,066,000	6,311,066
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	7,270,000	7,796,857
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	5,250,000	5,640,337
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	11,436,000	12,093,341
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	6,620,000	6,804,433
Select Medical Corp. 6.25%, 8/15/2026 (a)	9,379,000	9,868,209
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	4,180,000	4,522,802
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	4,493,000	4,478,308
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	11,325,000	11,502,236
4.63%, 7/15/2024	4,999,000	5,080,784
4.63%, 9/1/2024 (a)	4,267,000	4,363,946
Security Description	Principal Amount	Value
4.63%, 6/15/2028 (a)	$4,634,000	$4,807,312
4.88%, 1/1/2026 (a)	15,959,000	16,516,927
5.13%, 11/1/2027 (a)	11,462,000	11,982,833
6.13%, 10/1/2028 (a)	19,514,000	20,477,992
6.25%, 2/1/2027 (a)	12,469,000	12,959,905
7.50%, 4/1/2025 (a)	5,806,000	6,164,637
US Acute Care Solutions LLC:
6.38%, 3/1/2026 (a)	3,911,000	4,125,518
6.38%, 3/1/2026 (a)	26,000	27,426
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	4,371,929	4,661,438
		570,178,808
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	3,544,000	3,616,581
6.25%, 9/15/2027 (a)	5,264,000	5,535,043
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,704,000	3,740,188
6.75%, 6/1/2027	3,408,000	3,633,644
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,433,000	4,535,314
5.25%, 12/15/2027 (a)	4,042,000	4,222,314
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	4,136,000	4,373,903
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	4,519,800	4,865,881
5.88%, 6/15/2027 (a)	3,658,000	4,171,766
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	2,444,000	2,547,845
		41,242,479
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	6,415,000	6,427,060
4.00%, 4/15/2029 (a)	5,645,000	5,815,536
		12,242,596
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,237,000	4,265,007
Central Garden & Pet Co. 4.13%, 10/15/2030	5,170,000	5,311,348
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	4,223,000	4,046,056
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	3,725,000	3,765,863
5.75%, 7/15/2025	65,000	66,835
		17,455,109

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOUSEWARES — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	$6,049,000	$6,403,895
Newell Brands, Inc. 4.88%, 6/1/2025	2,831,000	3,125,141
Scotts Miracle-Gro Co. 4.00%, 4/1/2031 (a)	3,777,000	3,770,881
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (c)	4,532,000	4,405,738
		17,705,655
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	5,273,000	5,214,101
6.00%, 8/1/2029 (a)	4,145,000	4,091,654
7.00%, 11/15/2025 (a)	7,220,000	7,359,346
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,195,000	4,265,979
6.75%, 10/15/2027 (a)	9,025,000	9,366,777
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	6,250,000	6,336,937
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	3,063,000	3,082,603
7.00%, 8/15/2025 (a)	4,057,000	4,127,916
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	5,944,000	6,135,159
HUB International, Ltd. 7.00%, 5/1/2026 (a)	12,397,000	12,819,242
Liberty Mutual Group, Inc. 5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (b) (d)	4,315,000	4,435,389
MGIC Investment Corp. 5.25%, 8/15/2028	4,835,000	5,155,367
Radian Group, Inc. 6.63%, 3/15/2025	4,117,000	4,602,806
USI, Inc. 6.88%, 5/1/2025 (a)	4,944,000	5,031,113
		82,024,389
INTERNET — 2.4%
ANGI Group LLC 3.88%, 8/15/2028 (a)	5,021,000	4,991,828
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a) (b)	5,497,000	5,574,673
6.13%, 12/1/2028 (a)	3,895,000	3,969,317
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	3,233,000	3,290,612
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	5,852,000	5,559,458
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	5,427,000	5,384,778
Security Description	Principal Amount	Value
5.25%, 12/1/2027 (a)	$5,484,000	$5,717,070
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	5,007,000	5,194,812
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (c)	3,730,000	3,690,611
4.13%, 8/1/2030 (a)	4,111,000	4,290,363
4.63%, 6/1/2028 (a)	3,744,000	3,915,213
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,400,000	6,586,688
Netflix, Inc.:
3.63%, 6/15/2025 (a)	3,280,000	3,485,558
4.38%, 11/15/2026	5,526,000	6,179,449
4.88%, 4/15/2028	12,112,000	13,941,275
4.88%, 6/15/2030 (a)	7,007,000	8,253,335
5.38%, 11/15/2029 (a)	6,944,000	8,412,448
5.88%, 11/15/2028	14,722,000	18,038,425
6.38%, 5/15/2029	6,810,000	8,614,514
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	6,256,000	6,358,098
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	6,769,000	7,315,055
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (d)	5,542,000	5,615,598
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (d)	7,434,000	7,873,870
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	5,149,000	5,458,918
Twitter, Inc. 3.88%, 12/15/2027 (a)	5,592,000	5,941,780
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	11,804,000	11,884,267
6.25%, 1/15/2028 (a)	4,005,000	4,297,205
7.50%, 5/15/2025 (a)	9,271,000	9,891,137
7.50%, 9/15/2027 (a)	9,753,000	10,657,688
8.00%, 11/1/2026 (a)	11,536,000	12,286,071
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	1,000	1,020
		212,671,134
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	5,962,000	6,234,165
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,700,000	5,691,279
4.75%, 9/15/2024	8,440,000	8,781,736
5.25%, 5/15/2027	13,210,000	13,726,511
6.25%, 5/15/2026	10,159,000	10,658,823
6.38%, 12/15/2025	5,915,000	6,067,370
		51,159,884

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.6%
ArcelorMittal SA 4.25%, 7/16/2029 (b)	$77,000	$84,648
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	4,456,000	4,727,147
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	4,220,000	4,573,383
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	3,924,000	4,006,090
4.88%, 3/1/2031 (a) (b)	3,756,000	3,878,333
5.88%, 6/1/2027 (b)	4,477,000	4,644,708
6.75%, 3/15/2026 (a)	6,776,000	7,223,419
9.88%, 10/17/2025 (a)	6,504,000	7,462,950
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	5,377,000	5,839,745
United States Steel Corp.:
6.25%, 3/15/2026 (b)	1,643,000	1,693,654
6.88%, 3/1/2029 (b)	6,139,000	6,546,138
		50,680,215
LEISURE TIME — 2.5%
Carnival Corp.:
4.00%, 8/1/2028 (a)	19,180,000	19,380,815
5.75%, 3/1/2027 (a)	26,748,000	27,638,441
7.63%, 3/1/2026 (a)	12,737,000	13,593,309
9.88%, 8/1/2027 (a)	7,750,000	8,947,298
10.50%, 2/1/2026 (a)	6,234,000	7,229,320
11.50%, 4/1/2023 (a)	15,571,000	17,384,087
Life Time, Inc. 5.75%, 1/15/2026 (a)	7,123,000	7,373,445
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,484,000	4,335,266
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	4,330,500	4,112,676
5.88%, 3/15/2026 (a)	11,249,000	11,533,487
10.25%, 2/1/2026 (a)	6,223,000	7,149,791
12.25%, 5/15/2024 (a)	6,728,000	7,917,847
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	3,818,000	3,967,704
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	3,564,000	3,414,098
4.25%, 7/1/2026 (a)	5,173,000	5,067,781
5.50%, 8/31/2026 (a)	7,957,000	8,176,374
5.50%, 4/1/2028 (a)	11,725,000	12,003,352
9.13%, 6/15/2023 (a)	9,152,000	9,952,342
10.88%, 6/1/2023 (a)	7,928,000	8,870,560
11.50%, 6/1/2025 (a)	10,657,000	12,167,203
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	7,002,000	6,803,283
13.00%, 5/15/2025 (a)	5,242,000	6,040,252
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	5,313,000	5,401,196
Security Description	Principal Amount	Value
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	$5,196,000	$5,125,542
		223,585,469
LODGING — 2.7%
Boyd Gaming Corp.:
4.75%, 12/1/2027	6,013,000	6,208,122
4.75%, 6/15/2031 (a)	7,141,000	7,365,370
8.63%, 6/1/2025 (a)	4,343,000	4,701,297
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,052,000	3,050,840
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	11,277,250	11,116,098
3.75%, 5/1/2029 (a)	6,235,000	6,306,079
4.00%, 5/1/2031 (a)	9,272,000	9,451,320
4.88%, 1/15/2030	7,648,000	8,192,844
5.38%, 5/1/2025 (a)	4,716,000	4,934,304
5.75%, 5/1/2028 (a)	2,959,000	3,186,813
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	3,474,000	3,493,941
5.00%, 6/1/2029 (a) (b)	5,899,000	6,019,399
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	3,940,500	4,075,305
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	3,772,000	3,831,145
6.13%, 9/15/2025 (a)	3,489,000	3,693,630
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a)	8,379,000	8,524,878
5.75%, 7/21/2028 (a)	6,673,000	6,824,544
Series REGS, 4.88%, 6/6/2025	7,600,000	7,627,512
Series REGS, 5.25%, 4/26/2026 (b)	3,176,000	3,195,723
Series REGS, 5.63%, 7/17/2027 (b)	4,489,000	4,561,408
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	5,793,000	5,713,462
5.25%, 6/18/2025 (a) (b)	3,945,000	3,983,188
5.38%, 5/15/2024 (a)	6,030,000	6,111,887
5.88%, 5/15/2026 (a)	4,881,000	4,979,108
MGM Resorts International:
4.75%, 10/15/2028	5,499,000	5,794,571
5.50%, 4/15/2027	5,217,000	5,674,479
5.75%, 6/15/2025	6,316,000	6,893,409
6.75%, 5/1/2025	6,076,000	6,418,018
Station Casinos LLC:
4.50%, 2/15/2028 (a)	5,479,000	5,569,075
5.00%, 10/1/2025 (a)	67,500	68,459

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	$8,653,000	$7,984,815
6.00%, 7/15/2025 (a)	4,165,000	4,135,470
6.50%, 1/15/2028 (a)	3,650,000	3,577,219
Travel + Leisure Co. 6.63%, 7/31/2026 (a)	5,016,000	5,712,722
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	3,121,000	3,252,457
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	3,605,000	3,763,223
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	179,000	180,931
REGS, 5.25%, 5/15/2027 (a) (b)	7,083,000	7,153,334
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a)	7,982,000	7,551,690
5.50%, 1/15/2026 (a)	8,081,000	7,837,924
5.63%, 8/26/2028 (a)	9,930,000	9,485,732
4.88%, 10/1/2024 (a)	4,710,000	4,567,287
REGS, 5.50%, 10/1/2027 (a)	6,233,000	5,982,683
		238,751,715
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.00%, 5/15/2029 (a)	4,078,000	4,216,530
Weir Group PLC 2.20%, 5/13/2026 (a)	5,339,000	5,391,002
		9,607,532
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	3,903,000	4,003,854
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	313,000	332,613
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	3,747,000	3,838,352
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	5,081,000	5,193,239
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	12,745,000	13,389,132
		26,757,190
MEDIA — 8.5%
Altice Financing SA:
5.00%, 1/15/2028 (a)	10,378,000	9,897,499
5.75%, 8/15/2029 (a)	16,025,000	15,526,783
AMC Networks, Inc.:
4.25%, 2/15/2029	7,850,000	7,812,398
4.75%, 8/1/2025 (b)	6,583,000	6,752,315
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	5,261,000	5,304,035
Cable One, Inc. 4.00%, 11/15/2030 (a)	4,991,000	4,970,038
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	$3,312,000	$3,328,858
4.25%, 2/1/2031 (a)	22,213,000	22,594,175
4.25%, 1/15/2034 (a)	15,099,000	15,002,819
4.50%, 8/15/2030 (a)	20,658,500	21,290,650
4.50%, 5/1/2032	21,276,000	21,911,940
4.50%, 6/1/2033 (a)	12,564,000	12,798,696
4.75%, 3/1/2030 (a)	23,282,000	24,337,839
5.00%, 2/1/2028 (a)	18,946,000	19,777,161
5.13%, 5/1/2027 (a)	23,520,500	24,493,778
5.38%, 6/1/2029 (a)	11,183,000	12,083,679
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	108,117
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	9,415,000	9,740,100
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	8,114,000	7,541,720
4.50%, 11/15/2031 (a)	12,392,000	12,245,403
4.63%, 12/1/2030 (a)	18,330,000	17,375,740
5.00%, 11/15/2031 (a) (b)	4,652,000	4,462,105
5.38%, 2/1/2028 (a) (b)	8,378,000	8,752,915
5.50%, 4/15/2027 (a)	1,122,000	1,158,005
5.75%, 1/15/2030 (a)	17,584,000	17,879,059
6.50%, 2/1/2029 (a)	14,461,000	15,660,829
7.50%, 4/1/2028 (a)	9,224,500	9,974,729
4.13%, 12/1/2030 (a)	8,511,000	8,342,482
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	23,792,000	15,761,486
6.63%, 8/15/2027 (a)	13,971,000	6,162,468
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.88%, 8/15/2027 (a) (b)	17,486,000	18,255,734
DISH DBS Corp.:
5.13%, 6/1/2029	12,522,000	12,284,708
7.38%, 7/1/2028 (b)	8,321,000	8,824,753
GCI LLC 4.75%, 10/15/2028 (a)	4,200,000	4,411,764
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	6,445,000	6,336,788
7.00%, 5/15/2027 (a)	6,234,000	6,682,599
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	4,193,000	4,319,461
5.25%, 8/15/2027 (a)	5,883,000	6,118,202
6.38%, 5/1/2026	7,054,950	7,428,016
8.38%, 5/1/2027	11,161,556	11,923,444
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	6,144,000	6,330,470
6.75%, 10/15/2027 (a)	10,079,000	10,726,475

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mav Acquisition Corp.:
5.75%, 8/1/2028 (a)	$7,322,000	$7,188,227
8.00%, 8/1/2029 (a)	6,031,000	5,758,158
Meredith Corp. 6.88%, 2/1/2026 (b)	7,876,000	8,147,328
News Corp. 3.88%, 5/15/2029 (a)	7,326,000	7,529,003
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	7,687,000	7,973,341
5.63%, 7/15/2027 (a)	13,958,000	14,783,755
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	7,552,000	7,795,552
6.50%, 9/15/2028 (a)	7,880,000	8,030,272
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	3,747,000	3,759,140
5.38%, 1/15/2031 (a)	3,729,000	3,666,241
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,358,500	4,467,332
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	6,027,000	5,907,665
5.50%, 3/1/2030 (a) (b)	3,933,000	3,899,963
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	7,838,000	7,944,518
3.88%, 9/1/2031 (a)	11,638,000	11,371,606
4.00%, 7/15/2028 (a)	15,708,000	15,986,346
4.13%, 7/1/2030 (a)	11,713,000	11,773,908
5.00%, 8/1/2027 (a) (b)	11,428,000	11,922,947
5.50%, 7/1/2029 (a)	9,923,000	10,755,540
TEGNA, Inc.:
4.63%, 3/15/2028	7,684,000	7,857,582
4.75%, 3/15/2026 (a)	4,340,000	4,535,300
5.00%, 9/15/2029 (b)	8,270,000	8,515,867
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	8,000,000	8,404,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	4,502,000	4,734,483
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	7,864,000	8,007,833
6.63%, 6/1/2027 (a)	11,304,000	12,260,092
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	9,928,000	10,172,527
UPC Holding B.V. 5.50%, 1/15/2028 (a)	4,258,000	4,452,122
Urban One, Inc. 7.38%, 2/1/2028 (a)	7,221,000	7,745,461
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (d)	200	203
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (d)	3,460,000	3,963,084
Security Description	Principal Amount	Value
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	$3,905,000	$3,965,527
5.13%, 4/15/2027 (a)	4,777,000	4,957,571
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	6,732,000	6,878,084
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	7,228,000	7,338,588
5.50%, 5/15/2029 (a)	11,751,000	12,400,360
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	3,322,000	3,427,673
Ziggo B.V.:
4.88%, 1/15/2030 (a)	8,139,000	8,386,833
5.50%, 1/15/2027 (a)	1,119,000	1,156,240
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a) (b)	3,222,000	3,306,320
		757,816,827
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	4,523,000	4,610,927
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a) (c)	3,940,000	4,037,949
		8,648,876
MINING — 1.5%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	2,984,000	3,107,836
5.50%, 12/15/2027 (a) (b)	5,160,000	5,539,363
6.13%, 5/15/2028 (a)	3,346,000	3,640,582
Arconic Corp.:
6.00%, 5/15/2025 (a)	3,403,000	3,572,231
6.13%, 2/15/2028 (a)	8,655,000	9,172,656
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	4,087,000	4,358,499
Constellium SE:
3.75%, 4/15/2029 (a)	3,570,000	3,481,714
5.88%, 2/15/2026 (a)	3,959,000	4,023,532
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a) (b)	11,793,000	12,192,547
4.50%, 9/15/2027 (a)	5,125,000	5,417,433
5.13%, 5/15/2024 (a)	5,305,000	5,666,748
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	34,000	34,098
4.13%, 3/1/2028	5,648,000	5,846,019
4.25%, 3/1/2030	4,112,000	4,357,445
4.38%, 8/1/2028	4,876,000	5,095,566
4.63%, 8/1/2030 (b)	6,732,000	7,264,972
5.00%, 9/1/2027 (b)	4,075,000	4,254,993
5.25%, 9/1/2029	4,896,000	5,322,050

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	$4,180,000	$4,143,258
6.13%, 4/1/2029 (a)	1,122,000	1,175,778
6.13%, 4/1/2029	237,000	248,359
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	4,013,000	4,122,996
4.63%, 3/1/2028 (a)	4,655,000	4,806,893
Novelis Corp.:
3.25%, 11/15/2026 (a)	5,883,000	5,964,538
3.88%, 8/15/2031 (a)	5,581,000	5,538,361
4.75%, 1/30/2030 (a)	12,474,000	13,121,276
		131,469,743
MISCELLANEOUS MANUFACTURER — 0.2%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	4,381,000	4,473,395
12.25%, 11/15/2026 (a)	6,270,000	7,101,340
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	3,595,000	3,722,335
		15,297,070
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp. 4.38%, 3/15/2023	7,469,000	7,726,008
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	6,585,000	6,919,716
5.50%, 8/15/2028 (a) (b)	6,664,000	6,887,910
		21,533,634
OIL & GAS — 6.6%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,235,000	6,733,426
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	4,637,000	4,749,772
5.38%, 3/1/2030 (a)	4,779,000	5,033,530
7.63%, 2/1/2029 (a)	5,433,000	6,071,160
Apache Corp.:
4.25%, 1/15/2030 (b)	4,382,000	4,722,438
4.38%, 10/15/2028	5,663,000	6,118,702
4.63%, 11/15/2025	2,636,000	2,836,969
4.88%, 11/15/2027	348,000	379,536
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	5,188,000	5,357,233
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	4,064,000	4,206,443
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	4,374,000	4,617,763
Callon Petroleum Co.:
6.13%, 10/1/2024	100	98
8.00%, 8/1/2028 (a) (b)	5,126,000	5,061,515
Security Description	Principal Amount	Value
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	$4,759,000	$5,198,065
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,113,000	4,308,902
5.88%, 2/1/2029 (a)	3,636,000	3,884,557
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	4,782,000	5,059,021
7.25%, 3/14/2027 (a)	5,684,000	6,050,277
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	4,105,000	4,149,088
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	7,783,000	8,095,410
6.75%, 3/1/2029 (a)	9,676,000	10,456,660
7.50%, 5/15/2025 (a)	377,000	391,824
Continental Resources, Inc.:
4.38%, 1/15/2028 (b)	7,386,000	8,172,461
5.75%, 1/15/2031 (a)	11,398,000	13,775,965
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	9,935,000	10,188,541
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	5,013,000	4,997,309
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	6,347,000	6,515,513
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	4,154,000	4,328,967
5.75%, 1/30/2028 (a)	7,925,000	8,344,391
6.63%, 7/15/2025 (a)	4,643,000	4,905,933
EQT Corp.:
3.00%, 10/1/2022 (b)	4,484,000	4,562,784
3.13%, 5/15/2026 (a)	4,236,000	4,340,333
3.63%, 5/15/2031 (a)	3,738,000	3,895,818
3.90%, 10/1/2027	9,032,300	9,793,452
6.63%, 2/1/2025	7,597,000	8,702,667
7.50%, 2/1/2030 (b)	5,231,000	6,731,669
Gulfport Energy Operating Corp.:
6.38%, 5/15/2025	1,081,000	59,455
8.00%, 5/17/2026 (b)	3,387,289	3,704,034
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,503,000	4,640,477
6.00%, 2/1/2031 (a)	5,151,000	5,312,999
6.25%, 11/1/2028 (a)	5,143,000	5,335,760
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	4,001,000	4,138,594
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	394,000	415,442
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	4,624,000	4,726,607

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Laredo Petroleum, Inc. 9.50%, 1/15/2025	$4,566,000	$4,769,278
Matador Resources Co. 5.88%, 9/15/2026	8,667,000	8,942,437
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	4,649,000	4,754,765
7.13%, 2/1/2027 (a)	10,033,000	10,537,459
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	5,331,000	4,943,703
10.50%, 5/15/2027 (a)	4,055,000	4,022,276
Murphy Oil Corp.:
5.75%, 8/15/2025	4,580,000	4,727,522
5.88%, 12/1/2027 (b)	4,729,500	4,926,295
6.38%, 7/15/2028	3,487,000	3,689,595
6.88%, 8/15/2024 (b)	1,846,000	1,883,455
Nabors Industries, Inc. 5.75%, 2/1/2025	5,060,462	4,674,905
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	4,608,000	4,480,266
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,210,000	6,375,434
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	3,890,000	4,174,631
Occidental Petroleum Corp.:
2.90%, 8/15/2024	11,316,000	11,523,875
3.00%, 2/15/2027	6,029,000	6,024,840
3.20%, 8/15/2026	6,807,000	6,948,177
3.50%, 8/15/2029	12,382,000	12,591,256
5.50%, 12/1/2025	5,727,000	6,344,485
5.55%, 3/15/2026	8,000,000	8,882,720
5.88%, 9/1/2025	6,421,000	7,198,519
6.13%, 1/1/2031 (b)	8,834,000	10,585,517
6.38%, 9/1/2028 (b)	4,667,000	5,474,111
6.45%, 9/15/2036	13,214,000	16,633,915
6.63%, 9/1/2030	10,938,000	13,499,242
6.95%, 7/1/2024	4,687,000	5,284,030
7.50%, 5/1/2031	6,681,000	8,676,949
8.00%, 7/15/2025 (b)	3,434,000	4,098,445
8.50%, 7/15/2027	3,887,000	4,868,701
8.88%, 7/15/2030	8,315,000	11,296,177
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	132,000	146,289
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,805,000	6,906,326
5.88%, 7/15/2027 (a)	4,017,000	4,260,470
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	3,689,000	3,703,092
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	5,881,000	3,957,913
9.25%, 5/15/2025 (a)	9,593,000	9,089,368
Series WI, 6.00%, 2/15/2028	7,863,000	5,020,526
PDC Energy, Inc. 5.75%, 5/15/2026	5,909,000	6,150,146
Security Description	Principal Amount	Value
Puma International Financing SA:
5.00%, 1/24/2026 (a)	$5,966,000	$5,985,628
5.13%, 10/6/2024 (a)	4,445,000	4,461,447
Range Resources Corp.:
5.00%, 3/15/2023	4,074,000	4,228,038
8.25%, 1/15/2029 (a)	4,560,000	5,129,954
9.25%, 2/1/2026	6,888,000	7,510,606
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a) (c)	5,472,000	5,554,627
Southwestern Energy Co.:
5.38%, 2/1/2029 (a)	5,634,000	6,032,042
5.38%, 3/15/2030	9,194,000	9,929,612
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,917,000	3,882,491
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	6,179,000	6,269,213
6.00%, 4/15/2027	4,567,000	4,761,143
5.50%, 2/15/2026	6,878,000	7,019,412
Talos Production, Inc. 12.00%, 1/15/2026	5,029,000	5,388,473
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	3,921,000	4,014,398
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	3,445,782	3,432,102
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	4,488,000	4,478,171
Transocean, Inc.:
7.50%, 1/15/2026 (a)	4,571,000	3,701,139
8.00%, 2/1/2027 (a)	4,624,000	3,635,019
11.50%, 1/30/2027 (a) (b)	5,446,000	5,604,805
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	7,279,000	7,863,285
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,245,000	4,031,561
		596,051,836
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,325,000	6,533,409
6.88%, 4/1/2027 (a)	4,076,000	4,272,341
CGG SA 8.75%, 4/1/2027 (a) (b)	4,570,000	4,612,181
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	3,698,000	4,023,350
TechnipFMC PLC 6.50%, 2/1/2026 (a)	7,300,000	7,829,542
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	5,681,000	5,911,364
6.88%, 9/1/2027	5,999,000	6,337,584

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a) (b)	$1,910,000	$1,967,109
11.00%, 12/1/2024 (a)	17,121,000	18,034,063
		59,520,943
PACKAGING & CONTAINERS — 2.0%
ARD Finance SA 6.50%, 6/30/2027 (a) (b)	8,197,613	8,694,388
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	4,956,000	4,952,432
4.00%, 9/1/2029 (a)	8,108,000	8,196,458
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	9,127,000	9,452,651
5.25%, 4/30/2025 (a)	6,316,000	6,595,672
5.25%, 8/15/2027 (a)	6,502,000	6,631,910
5.25%, 8/15/2027 (a)	7,805,000	7,950,329
Ball Corp.:
2.88%, 8/15/2030	9,717,000	9,440,648
3.13%, 9/15/2031	5,572,000	5,506,696
4.00%, 11/15/2023	9,000	9,492
4.88%, 3/15/2026	3,157,000	3,481,603
Berry Global, Inc. 5.63%, 7/15/2027 (a)	4,204,000	4,436,271
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	4,300,000	4,510,485
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	6,956,000	7,175,810
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	4,847,500	4,905,234
7.88%, 7/15/2026 (a) (b)	2,076,000	2,179,219
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,911,000	5,161,903
Greif, Inc. 6.50%, 3/1/2027 (a)	3,372,000	3,528,967
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,628,000	5,898,482
LABL, Inc.:
6.75%, 7/15/2026 (a)	6,116,000	6,421,800
10.50%, 7/15/2027 (a)	5,388,000	5,821,842
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	10,973,000	11,062,101
7.25%, 4/15/2025 (a)	11,077,050	11,011,695
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	5,136,000	5,516,680
Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	$3,733,000	$3,744,572
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group 4.00%, 10/15/2027 (a)	8,469,000	8,395,150
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	4,791,000	4,875,849
Silgan Holdings, Inc. 4.13%, 2/1/2028	4,099,000	4,210,042
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	8,108,000	8,502,373
8.50%, 8/15/2027 (a)	5,215,000	5,577,808
		183,848,562
PHARMACEUTICALS — 3.0%
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	2,376,000	2,375,857
5.13%, 3/1/2030 (a)	5,403,000	5,407,214
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	14,436,000	15,397,726
9.25%, 4/1/2026 (a)	12,177,000	13,004,914
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	12,944,000	13,422,151
5.00%, 1/30/2028 (a)	10,291,000	9,759,573
5.00%, 2/15/2029 (a)	7,987,000	7,437,415
5.25%, 1/30/2030 (a)	9,058,000	8,444,502
5.25%, 2/15/2031 (a)	8,613,000	7,924,391
5.50%, 11/1/2025 (a)	13,059,000	13,270,033
5.75%, 8/15/2027 (a)	3,930,000	4,124,181
6.25%, 2/15/2029 (a)	12,258,000	12,126,962
7.00%, 1/15/2028 (a)	5,906,000	6,050,815
7.25%, 5/30/2029 (a)	6,150,000	6,297,108
9.00%, 12/15/2025 (a)	12,311,000	13,037,103
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	3,342,000	3,461,944
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	5,738,000	6,719,772
5.27%, 8/28/2023 (b)	4,966,000	5,291,323
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
9.50%, 7/31/2027 (a) (b)	7,544,000	7,556,070
GMTN, 6.00%, 6/30/2028 (a) (b)	9,050,000	6,472,832
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	10,415,000	10,408,126
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	4,904,000	5,284,550

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HLF Financing Sarl LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	$4,461,000	$4,447,929
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	4,648,000	4,926,601
Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,398,000	11,814,027
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (f)	571,000	285,443
5.75%, 8/1/2022 (a) (f)	157,000	77,541
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	16,156,000	16,482,513
5.13%, 4/30/2031 (a)	15,365,000	16,135,094
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	4,075,000	4,117,054
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	17,079,000	17,367,635
Perrigo Finance Unlimited Co. 3.15%, 6/15/2030	4,840,000	4,999,817
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	3,065,000	3,105,397
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	4,647,000	4,484,402
		271,518,015
PIPELINES — 4.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,266,000	6,468,893
5.75%, 3/1/2027 (a)	4,757,000	4,916,692
5.75%, 1/15/2028 (a)	4,297,000	4,452,809
7.88%, 5/15/2026 (a)	5,370,000	5,877,841
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	3,902,000	4,218,140
Buckeye Partners L.P.:
3.95%, 12/1/2026	4,646,000	4,742,265
4.13%, 3/1/2025 (a)	4,243,000	4,395,451
4.50%, 3/1/2028 (a)	3,912,000	3,978,934
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	7,827,000	7,856,508
4.00%, 3/1/2031 (a)	11,612,000	12,195,039
5.63%, 10/1/2026	177,000	181,979
4.50%, 10/1/2029	11,586,000	12,325,187
Cheniere Energy, Inc. 4.63%, 10/15/2028	15,549,000	16,395,643
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	11,062,000	11,759,680
Security Description	Principal Amount	Value
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	$5,486,000	$5,645,149
5.75%, 4/1/2025 (b)	3,591,000	3,673,342
6.00%, 2/1/2029 (a)	5,766,000	6,036,887
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	4,394,000	4,949,885
5.38%, 7/15/2025	3,318,000	3,668,746
5.63%, 7/15/2027	4,052,000	4,612,067
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	8,854,000	9,015,497
4.38%, 6/15/2031 (a)	7,338,000	7,598,132
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,713
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	3,669,000	3,907,375
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	4,281,000	4,399,584
4.50%, 1/15/2029 (a)	5,148,000	5,347,485
4.75%, 7/15/2023	4,676,000	4,891,797
4.75%, 1/15/2031 (a)	6,736,000	7,005,507
5.50%, 7/15/2028	5,830,000	6,412,534
6.00%, 7/1/2025 (a)	5,336,000	5,855,513
6.50%, 7/1/2027 (a)	7,959,000	8,955,308
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	4,573,000	4,551,233
7.75%, 2/1/2028	6,223,000	6,219,391
8.00%, 1/15/2027	8,864,000	8,973,116
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	6,740,000	7,184,233
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	31,987
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	5,637,000	5,700,585
5.13%, 6/15/2028 (a)	4,989,000	5,213,605
5.63%, 2/15/2026 (a)	6,129,000	6,362,270
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	4,590,000	4,664,266
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,700,000	9,790,210
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	12,326,000	11,795,982
6.75%, 9/15/2025 (a)	10,359,000	9,966,601
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	16,249,000	16,559,356

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	$4,273,000	$4,150,536
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,015,000	3,140,876
NuStar Logistics L.P.:
5.63%, 4/28/2027	4,914,000	5,237,783
5.75%, 10/1/2025	4,492,000	4,842,331
6.00%, 6/1/2026	3,898,000	4,228,784
6.38%, 10/1/2030	4,739,000	5,257,399
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	3,197,000	3,332,585
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	4,265,000	4,438,031
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	4,296,000	4,399,577
6.00%, 12/31/2030 (a)	7,167,000	7,345,172
6.00%, 9/1/2031 (a)	4,029,000	4,068,363
7.50%, 10/1/2025 (a)	4,981,000	5,388,296
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	7,691,000	7,946,495
4.88%, 2/1/2031	7,576,000	8,171,777
5.00%, 1/15/2028	4,827,000	5,080,321
5.50%, 3/1/2030	7,590,000	8,301,031
5.88%, 4/15/2026 (b)	7,713,000	8,066,178
6.50%, 7/15/2027	6,484,500	6,991,069
6.88%, 1/15/2029	4,281,000	4,800,799
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	10,135,000	10,444,422
4.13%, 8/15/2031 (a)	9,850,000	10,293,742
Western Midstream Operating L.P.:
4.35%, 2/1/2025	5,012,000	5,291,770
5.30%, 2/1/2030 (b)	9,347,000	10,325,724
		430,331,478
REAL ESTATE — 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	4,971,000	5,391,795
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	4,976,000	5,207,235
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	1,786,000	1,819,130
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	5,050,000	5,062,120
4.38%, 2/1/2031 (a)	4,773,000	4,799,968
Security Description	Principal Amount	Value
5.38%, 8/1/2028 (a)	$6,009,000	$6,346,285
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,765,000	5,659,501
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,219,000	5,313,516
4.75%, 2/1/2030	4,697,000	4,773,185
5.00%, 3/1/2031	4,736,000	4,837,587
Newmark Group, Inc. 6.13%, 11/15/2023	2,681,000	2,908,563
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	223,000	231,434
5.75%, 1/15/2029 (a)	7,209,000	7,477,103
7.63%, 6/15/2025 (a)	5,248,000	5,599,878
9.38%, 4/1/2027 (a) (b)	5,769,000	6,358,880
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	5,200,000	5,282,420
		77,068,600
REAL ESTATE INVESTMENT TRUSTS — 4.0%
American Finance Trust Inc. 4.50%, 9/30/2028	1,575,000	1,575,000
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,288,000	4,160,861
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	5,747,000	5,691,024
5.75%, 5/15/2026 (a) (b)	7,674,000	7,972,902
Diversified Healthcare Trust:
4.38%, 3/1/2031	4,611,000	4,465,108
4.75%, 2/15/2028	4,679,000	4,724,106
9.75%, 6/15/2025	8,401,000	9,198,507
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	4,252,000	4,219,430
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	7,889,000	8,005,521
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	7,976,000	8,263,216
4.88%, 9/15/2029 (a)	7,757,000	8,125,225
5.00%, 7/15/2028 (a)	4,203,000	4,386,545
5.25%, 3/15/2028 (a)	5,956,000	6,213,597
5.25%, 7/15/2030 (a)	11,889,000	12,617,796
5.63%, 7/15/2032 (a)	4,511,000	4,847,160
REIT, 4.50%, 2/15/2031 (a)	6,634,000	6,738,087
iStar, Inc.:
4.25%, 8/1/2025	5,023,000	5,216,737
4.75%, 10/1/2024	5,389,000	5,711,262

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	$4,947,000	$4,919,346
4.75%, 6/15/2029 (a)	5,044,000	5,016,208
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	5,867,000	6,242,077
4.50%, 9/1/2026	219,000	238,127
4.63%, 6/15/2025 (a)	6,545,000	7,067,684
5.63%, 5/1/2024	8,728,000	9,489,780
REIT, 5.75%, 2/1/2027	5,977,000	6,869,964
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	9,721,000	9,926,405
4.63%, 8/1/2029	6,988,000	7,488,690
5.00%, 10/15/2027	10,852,000	11,433,667
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	4,651,000	4,688,115
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	7,099,000	7,284,000
5.88%, 10/1/2028 (a)	5,751,000	6,085,766
7.50%, 6/1/2025 (a)	5,168,500	5,496,700
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	5,511,000	5,523,234
4.75%, 10/15/2027	5,414,000	5,606,901
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	3,862,000	3,895,638
4.00%, 9/15/2029 (a)	3,907,000	3,901,804
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	11,754,000	11,365,295
4.88%, 9/1/2024	7,280,000	7,412,569
Series WI, 3.88%, 2/15/2027	11,611,000	12,023,887
Service Properties Trust:
4.35%, 10/1/2024	6,389,000	6,473,974
7.50%, 9/15/2025	7,299,000	8,191,668
Starwood Property Trust, Inc. 5.00%, 12/15/2021	500	501
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a) (c)	3,650,000	3,624,267
7.13%, 12/15/2024 (a)	4,943,000	5,078,240
7.88%, 2/15/2025 (a)	17,922,000	18,931,546
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,722,000	3,806,973
6.50%, 2/15/2029 (a)	8,668,000	8,917,118
Security Description	Principal Amount	Value
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	$5,865,000	$5,986,112
4.25%, 12/1/2026 (a)	9,708,333	10,138,509
4.63%, 12/1/2029 (a)	7,625,000	8,253,529
REIT, 3.75%, 2/15/2027 (a)	5,422,000	5,613,939
REIT, 4.13%, 8/15/2030 (a)	7,810,000	8,297,344
XHR L.P.:
4.88%, 6/1/2029 (a)	3,703,000	3,812,905
6.38%, 8/15/2025 (a)	3,893,000	4,128,215
		355,362,781
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	5,819,000	5,762,265
3.88%, 1/15/2028 (a)	12,326,500	12,424,126
4.00%, 10/15/2030 (a)	21,955,000	21,725,351
4.38%, 1/15/2028 (a)	5,886,000	5,974,584
5.75%, 4/15/2025 (a)	4,357,000	4,576,114
Ambience Merger Sub, Inc. 7.13%, 7/15/2029 (a)	4,009,000	3,981,017
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	3,732,000	4,115,612
6.63%, 10/1/2030 (a)	8,435,000	9,577,689
7.50%, 6/15/2029 (b)	4,217,000	4,792,199
9.38%, 7/1/2025 (a)	1,312,000	1,666,424
Carvana Co.:
4.88%, 9/1/2029 (a)	6,028,000	5,972,120
5.50%, 4/15/2027 (a)	4,540,000	4,642,150
5.63%, 10/1/2025 (a)	3,848,000	3,978,409
5.88%, 10/1/2028 (a)	4,552,000	4,703,172
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,085,000	6,113,356
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	5,539,000	5,685,950
8.50%, 10/30/2025 (a)	5,274,000	5,504,316
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,452,000	5,330,039
5.88%, 4/1/2029 (a)	6,556,000	6,400,557
FirstCash, Inc. 4.63%, 9/1/2028 (a)	3,979,000	4,129,844
Gap, Inc.:
3.63%, 10/1/2029 (a)	5,828,000	5,842,045
3.88%, 10/1/2031 (a)	6,209,000	6,209,559
8.38%, 5/15/2023 (a) (b)	145,000	162,132
8.63%, 5/15/2025 (a)	7,000	7,644
8.88%, 5/15/2027 (a)	67,000	77,820
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	10,502,000	10,515,232
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,545,000	4,625,674
IRB Holding Corp. 7.00%, 6/15/2025 (a)	6,511,000	6,916,505

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	$6,009,000	$6,278,864
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	6,381,000	6,380,107
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	5,376,000	5,518,195
Series SEP, 4.88%, 5/1/2029 (a)	110,000	112,752
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	6,127,000	6,370,977
4.38%, 1/15/2031 (a)	2,752,000	2,945,713
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	7,055,000	7,314,342
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	4,012,000	4,368,827
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	6,411,000	6,602,881
7.88%, 5/1/2029 (a)	9,998,000	10,368,126
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,137,000	4,163,849
4.75%, 9/15/2029	3,479,000	3,698,247
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	8,665,000	9,205,869
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	4,040,000	4,153,120
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	5,946,000	6,219,278
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	3,829,000	3,939,237
3.75%, 6/15/2029	3,896,000	3,916,337
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	10,530,000	10,877,385
7.75%, 2/15/2029 (a)	9,265,000	10,104,038
QVC, Inc.:
4.38%, 9/1/2028	3,895,000	4,025,171
WI, 4.75%, 2/15/2027	5,152,000	5,461,223
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	6,642,000	6,642,996
8.00%, 11/15/2026 (a)	6,710,000	6,762,002
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	4,873,000	5,120,548
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	5,095,000	5,197,817
Staples, Inc.:
7.50%, 4/15/2026 (a)	16,498,000	16,731,117
10.75%, 4/15/2027 (a) (b)	8,156,000	7,935,625
Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	$4,739,000	$4,916,191
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	4,663,000	4,821,729
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	4,747,000	4,824,851
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	4,822,000	5,101,628
Yum! Brands, Inc.:
3.63%, 3/15/2031	7,818,000	7,882,968
4.63%, 1/31/2032 (b)	7,816,000	8,338,734
4.75%, 1/15/2030 (a)	6,712,000	7,277,419
7.75%, 4/1/2025 (a)	3,345,000	3,576,441
		378,566,509
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	4,540,000	4,864,110
Microchip Technology, Inc. 4.25%, 9/1/2025	8,740,000	9,134,786
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,841,000	5,002,157
		19,001,053
SOFTWARE — 2.1%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	7,654,000	7,705,205
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	4,524,000	4,829,144
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,841,000	6,070,376
CDK Global, Inc.:
4.88%, 6/1/2027	4,331,000	4,534,644
5.25%, 5/15/2029 (a)	4,435,000	4,792,017
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	10,120,000	10,199,948
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,846,000	7,847,177
4.88%, 7/1/2029 (a)	7,333,000	7,347,299
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (c)	2,485,000	2,577,840
Elastic NV 4.13%, 7/15/2029 (a)	4,301,000	4,309,172
J2 Global, Inc. 4.63%, 10/15/2030 (a)	5,427,000	5,763,420
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	3,924,000	3,977,837
MSCI, Inc.:
3.25%, 8/15/2033 (a)	5,657,000	5,727,769
3.63%, 9/1/2030 (a)	5,985,000	6,222,186
3.63%, 11/1/2031 (a)	4,297,000	4,474,552

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 2/15/2031 (a)	$7,749,000	$8,129,166
4.00%, 11/15/2029 (a)	7,661,000	8,112,999
Nuance Communications, Inc. 5.63%, 12/15/2026	3,445,960	3,568,223
Open Text Corp. 3.88%, 2/15/2028 (a)	7,062,000	7,214,398
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	6,581,000	6,797,844
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	3,923,000	3,936,142
PTC, Inc.:
3.63%, 2/15/2025 (a)	4,039,000	4,110,773
4.00%, 2/15/2028 (a)	3,700,000	3,797,199
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	4,370,000	4,218,405
5.38%, 12/1/2028 (a) (b)	4,438,000	4,364,063
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	4,424,000	4,375,601
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,154,000	16,028,840
Twilio, Inc.:
3.63%, 3/15/2029	3,995,000	4,086,885
3.88%, 3/15/2031 (b)	3,817,000	3,908,990
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	13,947,000	14,515,759
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,334,000	4,312,763
		187,856,636
TELECOMMUNICATIONS — 5.9%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	8,792,000	8,388,184
10.50%, 5/15/2027 (a)	12,177,000	13,292,535
Altice France SA:
5.13%, 7/15/2029 (a)	19,180,000	18,834,568
5.50%, 1/15/2028 (a)	9,123,000	9,211,219
5.50%, 10/15/2029 (a) (c)	15,750,000	15,609,038
7.38%, 5/1/2026 (a)	200	208
8.13%, 2/1/2027 (a)	13,368,622	14,407,631
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	953,301	154,845
Avaya, Inc. 6.13%, 9/15/2028 (a)	9,091,000	9,561,368
CenturyLink, Inc. Series T, 5.80%, 3/15/2022	74,000	75,399
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	743,000	756,850
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	5,669,000	5,392,523
CommScope, Inc.:
4.75%, 9/1/2029 (a)	9,736,000	9,718,670
Security Description	Principal Amount	Value
6.00%, 3/1/2026 (a)	$11,482,000	$11,927,731
7.13%, 7/1/2028 (a)	5,519,000	5,634,016
8.25%, 3/1/2027 (a)	9,225,000	9,665,033
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	16,370,000	17,131,696
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	5,862,000	6,390,342
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	12,180,000	12,788,147
5.88%, 10/15/2027 (a)	8,854,000	9,407,641
5.88%, 11/1/2029 (b)	5,656,244	5,746,122
6.75%, 5/1/2029 (a)	7,730,000	8,145,951
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	5,649,000	6,364,559
6.63%, 8/1/2026 (b)	5,936,000	6,753,328
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	6,361,000	6,333,839
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	6,386,500	6,188,838
3.75%, 7/15/2029 (a)	6,675,825	6,458,660
4.25%, 7/1/2028 (a)	9,342,000	9,432,057
4.63%, 9/15/2027 (a)	8,833,000	9,097,813
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	8,037,000	8,161,734
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	9,736,000	9,950,874
5.13%, 12/15/2026 (a) (b)	10,182,000	10,557,614
5.38%, 6/15/2029 (a)	7,525,000	7,653,903
4.50%, 1/15/2029 (a)	7,337,000	7,112,194
Nokia Oyj 4.38%, 6/12/2027	3,415,000	3,756,193
Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	4,182,000	3,918,701
Sprint Corp. 7.63%, 3/1/2026	11,582,000	14,033,562
Switch, Ltd.:
3.75%, 9/15/2028 (a)	4,520,000	4,587,890
4.13%, 6/15/2029 (a)	3,549,000	3,650,324
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	3,952,000	3,810,795
6.50%, 10/15/2027 (a) (b)	5,002,000	4,336,884
T-Mobile USA, Inc.:
2.25%, 2/15/2026	7,638,000	7,719,650
2.25%, 2/15/2026 (a)	6,270,000	6,336,776
2.63%, 4/15/2026 (b)	8,947,000	9,142,313
2.63%, 2/15/2029	7,509,500	7,585,271
2.88%, 2/15/2031	7,625,000	7,693,320
3.38%, 4/15/2029	9,092,000	9,492,775
3.38%, 4/15/2029 (a)	8,299,000	8,654,861
3.50%, 4/15/2031	10,212,000	10,777,949
3.50%, 4/15/2031 (a)	7,806,000	8,243,370

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/1/2028	$14,182,000	$15,056,746
5.38%, 4/15/2027	230,000	241,217
VEON Holdings B.V.:
3.38%, 11/25/2027 (a)	8,657,000	8,792,828
4.00%, 4/9/2025 (a)	5,564,000	5,841,087
Series REGS, 4.95%, 6/16/2024	3,982,000	4,280,650
Series REGS, 7.25%, 4/26/2023	112,000	120,027
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	5,266,000	5,341,514
5.63%, 4/15/2027 (a) (b)	4,861,000	5,071,141
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	10,581,000	10,549,045
4.75%, 7/15/2031 (a)	11,006,000	11,250,113
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	14,169,000	17,322,311
5 year CMT + 2.45%, 3.25%, 6/4/2081 (d)	4,204,000	4,267,607
5 year CMT + 2.77%, 4.13%, 6/4/2081 (d)	7,882,000	7,979,816
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	11,665,000	12,175,577
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	11,525,000	11,475,788
6.13%, 3/1/2028 (a)	8,702,000	8,821,914
		528,633,145
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	4,204,000	4,335,249
3.75%, 4/1/2029 (a) (b)	4,847,000	5,053,288
5.88%, 12/15/2027 (a)	4,690,000	5,080,208
		14,468,745
TRANSPORTATION — 0.4%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	5,815,000	4,407,014
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	5,398,000	5,580,830
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	6,327,000	6,241,839
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,648,000	5,760,282
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	3,410,000	3,649,757
Security Description	Principal Amount	Value
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	$9,875,000	$10,422,865
		36,062,587
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	7,411,000	7,634,738
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	6,953,000	7,008,068
		14,642,806
TOTAL CORPORATE BONDS & NOTES (Cost $8,918,199,379)		8,822,358,905
	Shares
COMMON STOCKS — 0.0% (e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Avanti Communications Group PLC (g)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Weatherford International PLC (h)	50,978	1,002,737
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (g)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (h)	136,015	723,600
EP Energy Corp. (h)	5,918	532,620
Gulfport Energy Operating Corp. (h)	11,877	976,408
		2,232,628
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
ATD New Holdings, Inc. (b)	35,050	2,462,262
TOTAL COMMON STOCKS (Cost $8,797,389)		5,818,456
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (i) (j)	109,556,620	109,578,531
State Street Navigator Securities Lending Portfolio II (k) (l)	373,299,194	373,299,194
TOTAL SHORT-TERM INVESTMENTS (Cost $482,877,725)		482,877,725
TOTAL INVESTMENTS — 103.9% (Cost $9,409,874,493)		9,311,055,086
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(353,345,321)
NET ASSETS — 100.0%		$8,957,709,765

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 74.3% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Amount is less than 0.05% of net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $120,829, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,822,358,905	$—	$8,822,358,905
Common Stocks	5,165,007	532,620	120,829	5,818,456
Short-Term Investments	482,877,725	—	—	482,877,725
TOTAL INVESTMENTS	$488,042,732	$8,822,891,525	$120,829	$9,311,055,086
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,036,212	$53,052,122	$782,797,542	$726,269,837	$2,158	$(3,454)	109,556,620	$109,578,531	$8,637
State Street Navigator Securities Lending Portfolio II	564,317,081	564,317,081	147,747,680	338,765,567	—	—	373,299,194	373,299,194	292,973
Total		$617,369,203	$930,545,222	$1,065,035,404	$2,158	$(3,454)		$482,877,725	$301,610
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
AUSTRALIA — 0.7%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$120,191
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	177,426
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	239,267
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	245,141
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	125,086
Telstra Corp., Ltd. Series EMTN, 2.50%, 9/15/2023	EUR	200,000	244,303
			1,151,414
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	242,773
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	243,782
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	243,767
Series EMTN, 1.50%, 4/18/2030	EUR	300,000	373,495
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	251,736
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	489,432
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	386,295
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	139,561
Series EMTN, 2.75%, 3/17/2036	EUR	300,000	415,149
Series EMTN, 2.85%, 5/25/2037	GBP	100,000	142,302
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	139,474
EMTN, 2.88%, 4/2/2032 (a)	EUR	200,000	278,948
EMTN, 3.70%, 4/2/2040	EUR	200,000	310,168
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	119,586
			3,533,695
Security Description		Principal Amount	Value
CANADA — 0.7%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	$117,951
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	353,665
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	116,814
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	117,473
Series EMTN, 0.63%, 7/20/2023 (a)	EUR	400,000	471,980
			1,177,883
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	100,000	114,119
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	246,807
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	100,000	118,465
Series EMTN, 0.75%, 6/2/2023	EUR	100,000	117,855
Series EMTN, 0.88%, 5/22/2023	EUR	100,000	117,811
EMTN, 0.88%, 5/22/2023	EUR	100,000	117,811
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (b)	EUR	200,000	234,198
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (b)	GBP	100,000	137,095
			1,090,042
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	200,000	237,404
Series EMTN, 0.88%, 6/26/2023	EUR	200,000	236,387
Series EMTN, 1.00%, 2/22/2023	EUR	200,000	236,377
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	121,102
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	122,936
OP Corporate Bank PLC:
EMTN, 0.10%, 11/16/2027	EUR	300,000	345,558

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	$237,054
			1,536,818
FRANCE — 18.3%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	250,674
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	300,000	367,371
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	250,946
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	133,318
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	266,636
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	247,064
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	253,819
Series EMTN, 1.38%, 2/21/2031	EUR	200,000	253,339
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	231,006
Series EMTN, 0.13%, 2/5/2024	EUR	200,000	233,864
0.25%, 7/19/2028	EUR	200,000	227,437
EMTN, 0.63%, 2/21/2031	EUR	100,000	114,528
Series EMTN, 0.75%, 7/17/2025	EUR	300,000	358,102
Series EMTN, 0.75%, 6/8/2026	EUR	300,000	358,460
0.75%, 1/17/2030	EUR	100,000	116,652
Series EMTN, 1.25%, 1/14/2025	EUR	400,000	484,301
Series EMTN, 1.25%, 5/26/2027	EUR	200,000	245,959
1.25%, 6/3/2030	EUR	300,000	363,449
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	123,917
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	377,133
Series EMTN, 2.63%, 3/18/2024	EUR	400,000	496,303
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	248,439
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	230,781
EMTN, 0.63%, 12/3/2032	EUR	100,000	112,342
Security Description		Principal Amount	Value
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	$293,594
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	226,891
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	178,658
Series EMTN, 1.13%, 6/11/2026 (a)	EUR	300,000	361,950
Series EMTN, 1.25%, 7/13/2031	GBP	100,000	125,194
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	245,073
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	244,932
Series EMTN, 1.50%, 5/23/2028 (a)	EUR	200,000	248,363
Series EMTN, 1.50%, 5/25/2028	EUR	300,000	379,188
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	124,432
1.88%, 12/14/2027	GBP	100,000	136,111
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	123,891
Series EMTN, 2.88%, 10/24/2022	EUR	150,000	179,997
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	123,303
Series EMTN, 3.38%, 1/23/2026	GBP	200,000	290,711
Series EMTN, 4.50%, 3/21/2023 (a)	EUR	100,000	124,248
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (b)	EUR	200,000	232,022
EMTN, 3 Month USD LIBOR + 0.83%, 0.50%, 1/19/2030 (b)	EUR	200,000	228,226
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (b)	EUR	300,000	358,625
3 Month USD LIBOR + 0.95%, 0.50%, 9/1/2028 (b)	EUR	200,000	231,342
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	249,584
Bouygues SA 1.13%, 7/24/2028 (a)	EUR	200,000	246,444
Bpce SA 1.00%, 7/15/2024	EUR	100,000	119,713
BPCE SA:
0.25%, 1/15/2026 (a)	EUR	200,000	233,695
0.25%, 1/14/2031	EUR	200,000	224,363
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	354,284
0.63%, 4/28/2025	EUR	300,000	355,677
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	237,322

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	$119,681
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	365,516
Series EMTN, 1.13%, 1/18/2023	EUR	200,000	235,946
DMTN, 3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (b)	EUR	200,000	232,659
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	129,853
2.38%, 4/15/2032	EUR	200,000	271,570
2.50%, 7/1/2023	EUR	100,000	120,698
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	132,166
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	261,844
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	130,594
Credit Agricole SA:
EMTN, 0.13%, 12/9/2027	EUR	300,000	341,364
Series EMTN, 0.38%, 4/20/2028	EUR	100,000	114,750
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	118,656
EMTN, 0.88%, 1/14/2032	EUR	300,000	350,188
EMTN, 1.00%, 7/3/2029	EUR	100,000	121,869
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	245,052
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	242,408
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	123,828
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	251,254
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	125,462
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	248,056
Series EMTN, 3.13%, 7/17/2023	EUR	200,000	246,564
Series EMTN, 3.13%, 2/5/2026	EUR	200,000	264,416
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (b)	EUR	400,000	477,691
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	233,392
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	357,151
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	124,842
Security Description		Principal Amount	Value
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	$234,458
ELO SACA Series EMTN, 2.88%, 1/29/2026	EUR	100,000	127,809
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023 (a)	EUR	150,000	191,406
Engie SA:
1.38%, 3/27/2025	EUR	100,000	121,358
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	257,578
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	425,121
EssilorLuxottica SA:
Series EMTN, 0.01%, 5/27/2023	EUR	300,000	349,583
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	234,341
Series EMTN, 0.38%, 1/5/2026	EUR	300,000	354,707
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	117,946
0.75%, 11/27/2031	EUR	200,000	239,759
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	400,000	469,515
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	233,422
0.13%, 2/11/2028	EUR	200,000	233,185
0.38%, 2/11/2031 (a)	EUR	400,000	468,165
Series EMTN, 0.75%, 5/26/2024	EUR	250,000	296,882
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	135,520
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	268,860
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	359,638
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	124,426
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	125,478
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	260,119
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	149,773
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	730,581
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	200,000	241,272
1.75%, 4/8/2030	EUR	100,000	129,441
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	200,000	238,425

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	$253,724
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	255,867
Series EMTN, 1.75%, 9/10/2026	EUR	500,000	631,725
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	276,127
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	244,358
Societe Generale SA:
0.13%, 2/24/2026	EUR	400,000	464,790
Series EMTN, 0.25%, 7/8/2027	EUR	100,000	115,650
Series EMTN, 0.75%, 5/26/2023	EUR	100,000	118,009
0.75%, 1/25/2027	EUR	100,000	117,437
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	239,691
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	119,646
1.25%, 6/12/2030	EUR	200,000	238,500
Series EMTN, 1.75%, 3/22/2029	EUR	400,000	495,530
Series EMTN, 2.13%, 9/27/2028	EUR	300,000	380,771
3 Month USD LIBOR + 0.95%, 0.50%, 6/12/2029 (b)	EUR	100,000	113,969
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	300,000	394,011
TotalEnergies Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	200,000	234,261
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	119,924
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	373,097
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	252,938
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	132,674
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	258,595
Unibail-Rodamco-Westfield SE:
EMTN, 0.63%, 5/4/2027	EUR	100,000	117,716
EMTN, 1.38%, 12/4/2031	EUR	200,000	240,121
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	131,009
			32,250,051
Security Description		Principal Amount	Value
GERMANY — 13.4%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	$198,580
Aroundtown SA EMTN, 0.01%, 7/16/2026	EUR	100,000	113,964
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	353,395
0.88%, 11/15/2027	EUR	100,000	121,681
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	238,408
Bayer AG:
0.05%, 1/12/2025	EUR	100,000	115,929
0.38%, 7/6/2024	EUR	100,000	117,302
0.75%, 1/6/2027	EUR	300,000	354,322
1.13%, 1/6/2030 (a)	EUR	300,000	356,710
1.38%, 7/6/2032	EUR	200,000	237,229
Bayer Capital Corp B.V. 2.13%, 12/15/2029 (a)	EUR	300,000	385,475
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	116,955
1.50%, 6/26/2026	EUR	400,000	489,791
BMW Finance NV:
Series EMTN, 0.01%, 4/14/2023	EUR	200,000	232,988
Series EMTN, 0.38%, 7/10/2023	EUR	457,000	536,047
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	117,121
Series EMTN, 0.63%, 10/6/2023	EUR	300,000	354,056
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	120,114
Series EMTN, 1.50%, 2/6/2029 (a)	EUR	200,000	253,421
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	300,000	352,291
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	117,289
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	118,207
Series EMTN, 1.00%, 3/4/2026	EUR	300,000	360,761
Daimler AG:
Series EMTN, 0.75%, 9/10/2030	EUR	200,000	237,642
Series EMTN, 1.00%, 11/15/2027 (a)	EUR	200,000	242,265
Series EMTN, 1.13%, 11/6/2031	EUR	225,000	273,164
Series EMTN, 1.38%, 5/11/2028 (a)	EUR	300,000	372,843
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	231,761

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	$246,819
Series EMTN, 1.50%, 7/3/2029 (a)	EUR	225,000	283,560
Series EMTN, 1.63%, 8/22/2023	EUR	300,000	359,995
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	150,000	199,371
Series EMTN, 2.63%, 4/7/2025 (a)	EUR	200,000	253,760
Daimler International Finance B.V.:
Series EMTN, 0.63%, 2/27/2023	EUR	200,000	234,926
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	237,681
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	239,138
Series EMTN, 0.88%, 4/9/2024	EUR	100,000	118,977
Series EMTN, 1.00%, 11/11/2025	EUR	300,000	362,246
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	200,000	237,707
Series EMTN, 1.63%, 1/20/2027	EUR	500,000	610,009
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	239,560
Series EMTN, 2.63%, 12/16/2024	GBP	200,000	279,272
3 Month USD LIBOR + 1.50%, 1.38%, 2/17/2032 (b)	EUR	200,000	234,508
EMTN, 3 Month USD LIBOR + 2.05%, 1.75%, 11/19/2030 (b)	EUR	400,000	487,825
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	200,000	236,832
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	129,620
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	200,000	235,014
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	118,871
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	122,693
Series EMTN, 1.38%, 1/30/2027	EUR	200,000	247,555
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	313,803
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	262,386
Security Description		Principal Amount	Value
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	200,000	$250,380
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	193,600
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	100,923
Series EMTN, 6.25%, 6/3/2030	GBP	250,000	448,225
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	355,590
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	212,283
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	117,002
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	117,128
Grand City Properties SA EMTN, 0.13%, 1/11/2028	EUR	100,000	111,963
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	121,350
Series EMTN, 2.25%, 3/30/2023	EUR	148,000	176,811
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	123,191
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	117,950
1.25%, 3/10/2028	EUR	100,000	124,203
1.63%, 3/10/2031	EUR	100,000	128,981
Series EMTN, 1.75%, 2/22/2027	EUR	250,000	316,457
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2023	EUR	100,000	116,501
Series EMTN, 0.01%, 2/20/2026	EUR	300,000	349,076
0.13%, 9/5/2029	EUR	200,000	231,306
Series EMTN, 0.38%, 9/6/2023	EUR	250,000	293,904
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	118,400
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	135,220
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	253,984
Series EMTN, 2.88%, 3/10/2028	EUR	300,000	411,251

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	$115,868
Series EMTN, 0.75%, 3/24/2029	EUR	200,000	232,611
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	120,882
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	58,744
EMTN, 0.88%, 9/22/2028	EUR	200,000	238,556
1.13%, 10/2/2023	EUR	300,000	356,328
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	124,667
Series 10Y, 1.88%, 3/30/2027	EUR	700,000	878,011
3.25%, 11/18/2030	EUR	100,000	140,594
4.13%, 11/16/2038	EUR	200,000	319,555
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	238,211
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	120,678
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	412,161
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	362,138
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	122,138
Vonovia SE:
Series EMTN, 0.38%, 6/16/2027	EUR	100,000	115,919
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	231,270
1.00%, 6/16/2033	EUR	400,000	459,950
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	233,839
0.84%, 9/25/2025	EUR	100,000	118,194
1.33%, 9/25/2028	EUR	100,000	120,010
1.82%, 9/25/2031	EUR	200,000	245,046
			23,702,888
IRELAND — 0.1%
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	100,000	117,723
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	100,000	128,153
			245,876
Security Description		Principal Amount	Value
ITALY — 5.0%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024 (a)	EUR	250,000	$337,208
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	300,000	349,215
Series EMTN, 0.38%, 6/17/2027	EUR	600,000	700,868
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	225,036
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	239,352
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	242,993
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	122,310
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	229,020
Series EMTN, 5.75%, 9/14/2040	GBP	200,000	397,964
Eni SpA:
Series EMTN, 0.63%, 1/23/2030	EUR	100,000	116,094
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	123,197
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	715,059
Series EMTN, 3.75%, 9/12/2025	EUR	350,000	466,079
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	100,000	117,185
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	238,473
Series EMTN, 1.38%, 1/18/2024	EUR	300,000	359,825
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	372,155
Series EMTN, 1.75%, 7/4/2029	EUR	300,000	373,996
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	121,072
EMTN, 2.13%, 5/26/2025	EUR	100,000	124,190
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	126,075
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	239,673
Terna SPA:
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	118,606
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	246,440

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	$231,583
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	117,335
Series EMTN, 0.85%, 1/19/2031	EUR	200,000	228,190
Series EMTN, 1.00%, 1/18/2023	EUR	250,000	294,013
Series EMTN, 2.00%, 3/4/2023	EUR	157,000	187,647
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	251,464
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)(b)	EUR	200,000	238,758
EMTN, 3 Month USD LIBOR + 1.60%, 1.25%, 6/16/2026 (b)	EUR	200,000	239,629
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	309,572
			8,800,276
JAPAN — 2.2%
Mizuho Financial Group, Inc. EMTN, 0.69%, 10/7/2030	EUR	200,000	231,111
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	400,000	465,069
Series REGS, 0.34%, 3/3/2030	EUR	100,000	115,235
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	903,926
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	898,151
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029 (a)	EUR	200,000	232,046
1.55%, 6/15/2026	EUR	200,000	246,671
Takeda Pharmaceutical Co., Ltd.:
2.00%, 7/9/2040	EUR	200,000	248,792
Series REGS, 2.25%, 11/21/2026	EUR	200,000	255,352
Series REGS, 3.00%, 11/21/2030	EUR	250,000	346,006
			3,942,359
LUXEMBOURG — 0.2%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	300,000	365,748
Security Description		Principal Amount	Value
MEXICO — 0.2%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	$236,820
4.38%, 8/7/2041	GBP	100,000	170,096
			406,916
NETHERLANDS — 5.5%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	400,000	470,534
0.60%, 1/15/2027	EUR	300,000	353,254
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	383,697
1.00%, 6/2/2033	EUR	100,000	116,528
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	120,959
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	122,976
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	246,814
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	117,222
Series EMTN, 0.63%, 2/27/2024	EUR	300,000	354,705
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	118,179
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	123,206
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	368,709
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	124,577
Series EMTN, 2.38%, 5/22/2023	EUR	270,000	327,311
4.13%, 7/14/2025	EUR	350,000	472,165
Series GMTN, 3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	239,682
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	242,146
ING Groep NV:
Series EMTN, 1.00%, 9/20/2023	EUR	100,000	118,792
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	122,697
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	383,593
Series EMTN, 2.13%, 1/10/2026	EUR	100,000	125,890
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	409,728
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	288,057

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	300,000	$348,591
3 Month USD LIBOR + 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	453,795
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	245,532
LeasePlan Corp. NV:
EMTN, 0.13%, 9/13/2023	EUR	300,000	349,750
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	230,975
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	115,633
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	235,870
EMTN, 0.50%, 5/11/2024	EUR	100,000	118,137
EMTN, 0.50%, 11/8/2031	EUR	100,000	114,215
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	119,470
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	107,455
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	119,913
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	247,243
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	243,873
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	125,314
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	125,314
Series EMTN, 1.63%, 1/20/2027 (a)	EUR	200,000	250,953
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	124,960
Series EMTN, 1.88%, 4/7/2032	EUR	160,000	207,133
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	129,230
			9,764,777
NORWAY — 0.3%
DNB Bank ASA:
Series EMTN, 0.05%, 11/14/2023	EUR	200,000	233,735
Series EMTN, 3 Month USD LIBOR + 0.53%, 0.25%, 2/23/2029 (b)	EUR	200,000	228,445
			462,180
Security Description		Principal Amount	Value
SPAIN — 5.4%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	$127,414
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	135,012
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	117,428
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	234,689
Series GMTN, 0.50%, 1/14/2027	EUR	300,000	349,853
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	238,446
1.00%, 6/21/2026	EUR	200,000	241,237
Series GMTN, 1.13%, 2/28/2024	EUR	100,000	119,418
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	121,471
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	117,436
Series EMTN, 0.88%, 7/22/2025	EUR	200,000	236,592
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	344,474
Series EMTN, 0.25%, 6/19/2024	EUR	300,000	351,532
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	116,808
Series EMTN, 1.13%, 1/17/2025	EUR	300,000	359,534
Series EMTN, 1.13%, 6/23/2027	EUR	100,000	120,602
Series EMTN, 1.38%, 12/14/2022	EUR	200,000	236,582
EMTN, 1.38%, 7/31/2024 (a)	GBP	200,000	272,486
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	121,632
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	243,263
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	234,731
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	235,870
Series EMTN, 1.13%, 5/17/2024	EUR	300,000	359,001
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	241,807
Series EMTN, 1.38%, 6/19/2026	EUR	100,000	121,198

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	$367,476
Series EMTN, 3 Month USD LIBOR + 0.90%, 0.50%, 2/9/2029 (b)	EUR	200,000	228,631
EMTN, 3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (b)	EUR	300,000	355,522
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	100,000	120,202
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	122,127
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	125,025
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	300,000	364,950
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	123,033
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	119,111
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	117,390
Series EMTN, 0.38%, 1/17/2025	EUR	300,000	351,784
Telefonica Emisiones SA:
EMTN, 0.66%, 2/3/2030	EUR	100,000	117,161
Series EMTN, 1.07%, 2/5/2024	EUR	200,000	237,962
Series EMTN, 1.20%, 8/21/2027	EUR	300,000	366,454
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	246,343
Series EMTN, 1.46%, 4/13/2026	EUR	100,000	123,251
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	244,379
Series EMTN, 1.72%, 1/12/2028 (a)	EUR	300,000	378,040
			9,507,357
SWEDEN — 1.2%
Skandinaviska Enskilda Banken AB:
EMTN, 0.05%, 7/1/2024	EUR	100,000	116,900
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	234,108
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	233,495
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	117,414
Series EMTN, 0.63%, 11/12/2029	EUR	300,000	352,487
Security Description		Principal Amount	Value
Svenska Handelsbanken AB:
0.50%, 2/18/2030	EUR	100,000	$115,758
0.50%, 2/18/2030	EUR	100,000	115,758
Series EMTN, 1.00%, 4/15/2025	EUR	100,000	120,695
Series EMTN, 1.13%, 12/14/2022	EUR	300,000	354,286
Swedbank AB:
Series EMTN, 0.75%, 5/5/2025	EUR	200,000	238,765
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (b)	EUR	100,000	116,028
			2,115,694
SWITZERLAND — 4.4%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	118,447
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	133,260
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	244,993
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	200,000	218,179
EMTN, 0.65%, 9/10/2029	EUR	200,000	228,347
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	136,277
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	300,000	357,602
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	200,000	237,346
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (b)	GBP	100,000	137,264
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (b)	EUR	300,000	382,912
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (b)	GBP	100,000	136,853
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (b)	EUR	400,000	463,247
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	388,816
Nestle Finance International, Ltd.:
0.38%, 5/12/2032	EUR	100,000	114,477
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	121,928

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	$382,412
Novartis Finance SA:
0.01%, 9/23/2028 (a)	EUR	300,000	342,334
0.13%, 9/20/2023	EUR	200,000	234,085
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	120,958
1.50%, 3/26/2030	EUR	200,000	253,232
2.00%, 3/26/2038	EUR	200,000	265,131
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	120,164
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	200,000	231,120
Series GMTN, 0.63%, 1/23/2023	EUR	200,000	234,490
Series EMTN, 0.75%, 4/21/2023	EUR	300,000	353,217
UBS Group AG:
0.63%, 2/24/2033 (a)	EUR	300,000	341,231
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	364,464
1.50%, 11/30/2024	EUR	100,000	119,992
1.75%, 11/16/2022	EUR	100,000	118,637
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (b)	EUR	200,000	233,153
EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (b)	EUR	400,000	458,737
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (b)	EUR	200,000	239,380
			7,832,685
UNITED KINGDOM — 10.5%
Barclays PLC:
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	121,132
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	140,524
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	288,628
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	292,031
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	200,000	240,983
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (b)	GBP	100,000	136,984
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	300,000	376,203
Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	$250,802
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	100,000	116,562
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	246,798
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	181,635
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	156,739
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	241,430
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	248,349
1.88%, 4/7/2024	EUR	100,000	121,801
2.82%, 4/7/2032	EUR	300,000	414,836
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	261,603
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	238,325
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	245,042
Series EMTN, 1.75%, 3/10/2026	EUR	200,000	247,151
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	137,451
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	135,775
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	135,239
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	230,186
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	199,772
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	118,715
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	236,449
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	233,718
0.75%, 4/17/2026	EUR	100,000	118,687
1.13%, 10/17/2028	EUR	200,000	239,465
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	92,100	134,904

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	100,000	$138,228
easyJet FinCo B.V. Series EMTN, 1.88%, 3/3/2028	EUR	100,000	119,697
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	122,582
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	133,017
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	182,557
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	185,493
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	185,493
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	310,864
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	202,350
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	216,998
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	173,016
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	191,928
Series REGS, 6.45%, 12/10/2031	GBP	250,000	453,175
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	167,036
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	476,219
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	387,446
2.63%, 8/16/2028	GBP	100,000	140,404
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (b)	GBP	200,000	276,213
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	200,000	284,643
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	200,000	284,594
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (b)	EUR	250,000	299,939
Imperial Brands Finance Netherlands B.V. Series EMTN, 1.75%, 3/18/2033	EUR	200,000	230,750
Lloyds Bank Corporate Markets PLC:
Series EMTN, 0.25%, 10/4/2022	EUR	200,000	233,419
Security Description		Principal Amount	Value
EMTN, 2.38%, 4/9/2026	EUR	200,000	$255,286
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	202,230
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	200,000	249,809
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	278,593
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (b)	EUR	300,000	351,281
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (b)	EUR	200,000	259,280
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (b)	GBP	100,000	136,961
Logicor 2019-1 UK PLC 1.88%, 11/17/2031	GBP	100,000	138,985
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	117,036
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	200,000	242,959
Natwest Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	267,446
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	141,766
Series EMTN, 3 Month USD LIBOR + 0.95%, 0.78%, 2/26/2030 (b)	EUR	300,000	347,032
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	300,000	365,614
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	115,364
Series EMTN, 2.75%, 4/2/2025	EUR	200,000	253,924
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	100,000	118,803
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	129,871
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	300,832
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	243,339
1.75%, 3/25/2030	EUR	100,000	129,667
University of Oxford 2.54%, 12/8/2117	GBP	150,000	238,923

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	$363,233
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	124,862
EMTN, 1.63%, 11/24/2030 (a)	EUR	200,000	251,758
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	186,132
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	163,289
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	206,491
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	148,532
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	156,283
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	180,954
			18,550,515
UNITED STATES — 27.2%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	177,858
1.50%, 9/27/2026	EUR	150,000	185,799
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	256,729
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	200,000	234,909
2.20%, 6/15/2027	EUR	100,000	124,795
3.13%, 6/15/2031	EUR	200,000	265,116
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	115,099
1.95%, 10/18/2024	EUR	100,000	123,190
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	124,508
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	157,625
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	117,411
0.88%, 5/24/2025	EUR	100,000	120,204
Series EMTN, 1.00%, 11/10/2022	EUR	200,000	235,464
Series EMTN, 1.00%, 11/10/2022	EUR	50,000	58,866
1.38%, 1/17/2024	EUR	100,000	120,489
1.38%, 5/24/2029	EUR	300,000	378,465
1.63%, 11/10/2026	EUR	240,000	302,245
3.05%, 7/31/2029	GBP	100,000	152,435
AT&T, Inc.:
1.30%, 9/5/2023	EUR	100,000	118,833
1.60%, 5/19/2028	EUR	500,000	619,940
Security Description		Principal Amount	Value
1.80%, 9/5/2026	EUR	100,000	$124,534
2.35%, 9/5/2029	EUR	200,000	261,616
2.40%, 3/15/2024	EUR	400,000	489,494
2.45%, 3/15/2035	EUR	100,000	130,527
2.45%, 3/15/2035	EUR	100,000	130,527
2.50%, 3/15/2023	EUR	200,000	239,529
3.15%, 9/4/2036	EUR	303,000	425,187
3.50%, 12/17/2025	EUR	100,000	131,962
3.55%, 12/17/2032	EUR	200,000	290,679
4.25%, 6/1/2043	GBP	100,000	163,834
4.38%, 9/14/2029	GBP	50,000	78,920
4.88%, 6/1/2044	GBP	350,000	624,083
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	214,488
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	100,000	118,102
Series EMTN, 2.30%, 7/25/2025	GBP	200,000	281,428
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	453,505
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	116,368
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (b)	EUR	200,000	237,976
Series EMTN, 3 Month USD LIBOR + 0.76%, 0.58%, 8/24/2028 (b)	EUR	300,000	350,848
Series EMTN, 3 Month USD LIBOR + 0.79%, 0.69%, 3/22/2031 (b)	EUR	200,000	230,990
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	300,000	372,462
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	100,000	122,762
EMTN, 3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (b)	EUR	300,000	343,501
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	200,000	237,158
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	200,000	239,844
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	100,000	124,079
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (b)	EUR	200,000	278,015

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	$281,595
2.63%, 6/19/2059	GBP	100,000	147,720
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	100,000	116,235
1.13%, 3/16/2027	EUR	300,000	365,975
1.30%, 3/15/2024	EUR	50,000	59,895
1.63%, 3/16/2035	EUR	200,000	251,831
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	200,000	250,885
2.38%, 9/23/2024	EUR	100,000	123,607
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	115,453
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	235,972
EMTN, 1.25%, 4/10/2029	EUR	200,000	243,046
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	124,495
1.75%, 1/28/2025	EUR	250,000	306,676
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	123,694
2.75%, 1/24/2024	GBP	100,000	140,125
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	300,000	365,401
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (b)	EUR	400,000	482,582
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	228,235
1.13%, 3/9/2027	EUR	200,000	244,916
1.63%, 3/9/2035	EUR	200,000	253,747
Comcast Corp.:
0.75%, 2/20/2032	EUR	200,000	233,513
1.88%, 2/20/2036	GBP	125,000	162,780
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	200,000	232,958
0.45%, 3/18/2028	EUR	100,000	116,571
0.75%, 9/18/2031	EUR	300,000	349,770
1.35%, 9/18/2039	EUR	200,000	232,937
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	126,509
2.50%, 1/16/2026	EUR	100,000	126,509
Digital Intrepid Holding B.V. 0.63%, 7/15/2031	EUR	100,000	110,768
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	233,483
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	127,602
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	300,000	350,585
0.52%, 6/26/2028	EUR	100,000	117,355
0.84%, 6/26/2032	EUR	200,000	229,577
Security Description		Principal Amount	Value
1.41%, 6/26/2039	EUR	200,000	$224,171
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	247,992
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	117,581
1.50%, 5/21/2027	EUR	300,000	368,478
2.00%, 5/21/2030	EUR	200,000	255,603
General Electric Co.:
0.88%, 5/17/2025	EUR	300,000	356,953
1.50%, 5/17/2029	EUR	200,000	245,668
2.13%, 5/17/2037	EUR	100,000	125,924
Goldman Sachs Group Inc:
EMTN, 0.25%, 1/26/2028	EUR	300,000	342,049
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	133,174
Series EMTN, 2.00%, 11/1/2028	EUR	300,000	382,693
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	232,896
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	236,276
Series EMTN, 1.25%, 5/1/2025	EUR	200,000	239,193
Series EMTN, 1.38%, 5/15/2024	EUR	196,000	232,651
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	370,978
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	361,648
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	123,268
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	209,093
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	294,017
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	242,705
3.38%, 3/27/2025	EUR	300,000	387,528
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	226,162
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	237,107
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	232,247
0.38%, 1/31/2023	EUR	200,000	234,048
0.65%, 2/11/2032 (a)	EUR	300,000	346,134
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	119,685
0.95%, 5/23/2025	EUR	200,000	240,216
1.25%, 5/26/2023	EUR	230,000	273,524
1.50%, 5/23/2029	EUR	100,000	125,664

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
1.75%, 1/31/2031	EUR	200,000	$257,021
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	129,754
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	262,354
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	472,105
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	354,803
Series EMTN, 1.50%, 1/27/2025	EUR	300,000	366,095
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	123,942
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	241,500
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	135,919
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (b)	EUR	250,000	290,381
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.60%, 2/17/2033 (b)	EUR	300,000	339,421
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	300,000	361,195
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	300,000	372,609
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	357,145
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	200,000	238,041
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	126,047
Series EMTN, SONIA/N + 1.130%, 1.90%, 4/28/2033 (b)	GBP	100,000	133,303
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	237,817
Medtronic Global Holdings SCA:
0.01%, 3/15/2023	EUR	200,000	232,916
0.25%, 7/2/2025	EUR	300,000	351,962
0.38%, 10/15/2028	EUR	200,000	232,893
0.75%, 10/15/2032	EUR	100,000	116,519
1.13%, 3/7/2027	EUR	300,000	365,651
1.38%, 10/15/2040	EUR	100,000	117,222
1.50%, 7/2/2039	EUR	200,000	240,969
1.63%, 3/7/2031	EUR	100,000	127,227
1.63%, 10/15/2050	EUR	200,000	237,085
1.75%, 7/2/2049	EUR	100,000	121,500
Security Description		Principal Amount	Value
2.25%, 3/7/2039	EUR	200,000	$268,673
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	253,265
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	235,462
Microsoft Corp. 3.13%, 12/6/2028	EUR	300,000	424,257
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	117,734
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	61,498
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	363,943
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	368,248
1.88%, 3/30/2023	EUR	200,000	239,435
Series GMTN, 1.88%, 4/27/2027	EUR	400,000	504,230
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	142,566
3 Month USD LIBOR + 0.70%, 0.41%, 10/29/2027 (b)	EUR	100,000	116,474
3 Month USD LIBOR + 0.72%, 0.50%, 2/7/2031 (b)	EUR	300,000	341,556
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (b)	EUR	240,000	282,265
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	121,507
3 Month USD LIBOR + 0.87%, 0.50%, 10/26/2029 (b)	EUR	200,000	230,941
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	117,467
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	236,468
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	200,000	295,792
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	259,962
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	239,109
4.88%, 5/11/2027	EUR	100,000	147,383
4.88%, 5/11/2027	EUR	100,000	147,383
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	200,000	245,777
2.00%, 5/6/2032	EUR	100,000	130,327

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	$235,108
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	233,200
2.75%, 5/15/2026	EUR	100,000	128,191
Series GMTN, 3.75%, 3/29/2024	EUR	200,000	253,183
3.88%, 1/5/2026	EUR	500,000	661,636
4.50%, 7/7/2028	EUR	200,000	286,685
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	175,686
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	121,782
Toyota Motor Credit Corp. Series EMTN, 0.25%, 7/16/2026	EUR	200,000	233,969
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	245,598
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	237,894
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	123,376
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	239,234
0.88%, 4/8/2027	EUR	100,000	119,838
1.25%, 4/8/2030	EUR	300,000	366,499
1.30%, 5/18/2033	EUR	200,000	239,852
1.38%, 10/27/2026	EUR	300,000	369,194
1.38%, 11/2/2028	EUR	100,000	124,207
2.63%, 12/1/2031	EUR	100,000	136,466
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	423,790
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	330,504
3.38%, 10/27/2036	GBP	100,000	152,195
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	189,911
5.25%, 9/28/2035	GBP	68,000	130,590
5.63%, 3/27/2034	GBP	150,000	290,417
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	117,670
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	114,725
0.63%, 8/14/2030	EUR	200,000	229,332
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	359,640
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	122,211
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	491,247
Security Description		Principal Amount	Value
Series EMTN, 1.63%, 6/2/2025 (a)	EUR	200,000	$244,832
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	276,288
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	500,919
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	122,911
Series EMTN, 2.25%, 5/2/2023	EUR	200,000	241,061
4.63%, 11/2/2035	GBP	50,000	86,170
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (b)	EUR	300,000	359,476
			47,931,331
TOTAL CORPORATE BONDS & NOTES (Cost $174,768,176)			174,725,397
	Shares
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d)	12,238	12,238
State Street Navigator Securities Lending Portfolio II (e) (f)	6,815,572	6,815,572
TOTAL SHORT-TERM INVESTMENTS (Cost $6,827,810)		6,827,810
TOTAL INVESTMENTS — 102.9% (Cost $181,595,986)		181,553,207
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(5,139,279)
NET ASSETS — 100.0%		$176,413,928
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA/N	Sterling Overnight Index Average
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$174,725,397	$—	$174,725,397
Short-Term Investments	6,827,810	—	—	6,827,810
TOTAL INVESTMENTS	$6,827,810	$174,725,397	$—	$181,553,207
Sector Breakdown as of September 30, 2021

% of Total Investments
Financial	46.3%
Consumer, Non-cyclical	14.4
Communications	9.8
Consumer, Cyclical	8.1
Energy	5.2
Utilities	4.1
Industrial	3.7
Technology	3.5
Basic Materials	1.0
Diversified	0.1
Short-Term Investments	3.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,458	$42,458	$11,682,174	$11,712,394	$—	$—	12,238	$12,238	$18
State Street Navigator Securities Lending Portfolio II	597,922	597,922	14,642,979	8,425,329	—	—	6,815,572	6,815,572	3,158
Total		$640,380	$26,325,153	$20,137,723	$—	$—		$6,827,810	$3,176
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	2,480,000	$1,787,464
Series 161, 0.25%, 11/21/2025	AUD	3,230,000	2,301,245
Series 164, 0.50%, 9/21/2026	AUD	2,520,000	1,795,253
Series 160, 1.00%, 12/21/2030	AUD	3,000,000	2,088,006
Series 163, 1.00%, 11/21/2031	AUD	3,550,000	2,444,763
Series 158, 1.25%, 5/21/2032	AUD	2,537,000	1,782,216
Series 157, 1.50%, 6/21/2031	AUD	2,622,000	1,901,804
Series 165, 1.75%, 11/21/2032	AUD	855,000	629,616
Series 162, 1.75%, 6/21/2051	AUD	1,250,000	782,723
Series 153, 2.25%, 11/21/2022	AUD	2,045,000	1,514,149
Series 149, 2.25%, 5/21/2028	AUD	2,350,000	1,824,887
Series 155, 2.50%, 5/21/2030	AUD	2,827,000	2,233,823
Series 137, 2.75%, 4/21/2024	AUD	2,780,000	2,145,952
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,077,334
Series 148, 2.75%, 11/21/2027	AUD	970,000	774,085
Series 152, 2.75%, 11/21/2028	AUD	2,546,000	2,041,260
Series 154, 2.75%, 11/21/2029	AUD	2,071,000	1,665,048
Series 145, 2.75%, 6/21/2035	AUD	674,000	545,140
Series 156, 2.75%, 5/21/2041	AUD	955,000	749,938
Series 150, 3.00%, 3/21/2047	AUD	1,005,000	817,381
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,089,036
Series 138, 3.25%, 4/21/2029	AUD	3,128,000	2,592,599
Series 147, 3.25%, 6/21/2039	AUD	925,000	782,975
Series 144, 3.75%, 4/21/2037	AUD	914,000	822,013
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	2,156,891
Series 140, 4.50%, 4/21/2033	AUD	1,210,000	1,146,569
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	2,395,000	$2,092,927
Series 133, 5.50%, 4/21/2023	AUD	2,635,000	2,064,166
			44,649,263
AUSTRIA — 2.8%
Austria Government Bond:
Zero Coupon, 4/20/2023 (a)	EUR	500,000	585,777
Zero Coupon, 7/15/2023 (a)	EUR	815,000	957,020
Zero Coupon, 7/15/2024 (a)	EUR	1,017,000	1,200,429
0.01%, 2/20/2030 (a)	EUR	1,317,000	1,533,506
0.01%, 2/20/2031 (a)	EUR	850,000	981,645
0.50%, 4/20/2027 (a)	EUR	940,000	1,144,348
0.50%, 2/20/2029 (a)	EUR	1,046,000	1,272,372
0.75%, 10/20/2026 (a)	EUR	1,341,000	1,649,821
0.75%, 2/20/2028 (a)	EUR	958,000	1,185,615
0.75%, 3/20/2051 (a)	EUR	550,000	654,600
0.85%, 6/30/2120 (a)	EUR	325,000	332,891
1.20%, 10/20/2025 (a)	EUR	864,000	1,074,218
1.50%, 2/20/2047 (a)	EUR	784,000	1,107,551
1.50%, 11/2/2086 (a)	EUR	210,000	310,203
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,090,000	1,352,914
1.75%, 10/20/2023 (a)	EUR	1,226,000	1,493,297
2.10%, 9/20/2117 (a)	EUR	560,000	1,036,633
2.40%, 5/23/2034 (a)	EUR	856,000	1,265,703
3.15%, 6/20/2044 (a)	EUR	833,000	1,523,346
3.40%, 11/22/2022 (a)	EUR	1,002,000	1,215,371
3.80%, 1/26/2062 (a)	EUR	447,000	1,067,132
4.15%, 3/15/2037 (a)	EUR	1,208,000	2,221,146
4.85%, 3/15/2026 (a)	EUR	880,000	1,269,848
6.25%, 7/15/2027	EUR	825,000	1,329,756
			27,765,142
BELGIUM — 4.4%
Belgium Government Bond:
Series 91, 0.01%, 10/22/2027 (a)	EUR	850,000	1,005,115
Series 92, 0.01%, 10/22/2031 (a)	EUR	600,000	686,696
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,025,000	1,201,863
Series 79, 0.20%, 10/22/2023 (a)	EUR	855,000	1,008,832
Series 90, 0.40%, 6/22/2040 (a)	EUR	500,000	555,889
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,170,000	1,403,203
Series 93, 0.65%, 6/22/2071 (a)	EUR	400,000	383,621

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,777,000	$2,165,918
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,200,000	1,485,736
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,697,282
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,467,000	1,838,996
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,590,000	1,972,090
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,499,000	1,897,025
Series 86, 1.25%, 4/22/2033 (a)	EUR	967,000	1,259,112
Series 84, 1.45%, 6/22/2037 (a)	EUR	420,000	559,286
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,409,824
Series 88, 1.70%, 6/22/2050 (a)	EUR	850,000	1,184,178
Series 76, 1.90%, 6/22/2038 (a)	EUR	695,000	984,595
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	896,894
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,468,613
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	953,279
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,593,284
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,297,169
Series 71, 3.75%, 6/22/2045	EUR	845,000	1,616,356
Series 66, 4.00%, 3/28/2032	EUR	859,000	1,402,231
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	3,532,959
Series 64, 4.50%, 3/28/2026 (a)	EUR	911,000	1,297,477
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,802,000	3,389,289
Series 31, 5.50%, 3/28/2028	EUR	1,697,000	2,723,696
			42,870,508
CANADA — 4.6%
Canadian Government Bond:
0.25%, 11/1/2022	CAD	2,150,000	1,695,025
0.25%, 2/1/2023	CAD	3,145,000	2,476,920
0.25%, 5/1/2023	CAD	720,000	566,380
0.25%, 4/1/2024	CAD	2,815,000	2,198,038
0.25%, 3/1/2026	CAD	1,100,000	838,144
0.50%, 9/1/2025	CAD	3,460,000	2,681,383
0.50%, 12/1/2030	CAD	2,000,000	1,446,987
1.00%, 9/1/2026	CAD	1,575,000	1,235,647
Security Description		Principal Amount	Value
1.00%, 6/1/2027	CAD	1,249,000	$976,896
1.25%, 3/1/2025	CAD	1,470,000	1,175,257
1.25%, 6/1/2030	CAD	3,339,000	2,599,974
1.25%, 6/1/2031	CAD	2,075,000	1,634,399
1.50%, 6/1/2023	CAD	1,585,000	1,272,406
1.50%, 9/1/2024	CAD	1,589,000	1,280,813
1.50%, 6/1/2026	CAD	1,403,000	1,129,666
1.75%, 3/1/2023	CAD	2,362,000	1,898,820
2.00%, 9/1/2023	CAD	2,779,000	2,253,060
2.00%, 6/1/2028	CAD	1,350,000	1,116,338
2.00%, 12/1/2051	CAD	4,180,000	3,296,662
2.25%, 3/1/2024	CAD	1,523,000	1,247,971
2.25%, 6/1/2025	CAD	910,000	752,909
2.25%, 6/1/2029	CAD	1,435,000	1,209,512
2.50%, 6/1/2024	CAD	1,180,000	975,567
2.75%, 12/1/2048	CAD	1,117,000	1,024,001
2.75%, 12/1/2064	CAD	385,000	359,753
3.50%, 12/1/2045	CAD	1,423,000	1,457,186
4.00%, 6/1/2041	CAD	1,008,000	1,073,229
5.00%, 6/1/2037	CAD	1,020,000	1,160,802
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,271,805
5.75%, 6/1/2033	CAD	1,370,000	1,551,024
Series A55, 8.00%, 6/1/2023	CAD	390,000	346,133
Series VW17, 8.00%, 6/1/2027	CAD	370,000	400,828
Series A-76, 9.00%, 6/1/2025	CAD	330,000	336,042
			44,939,577
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	230,000,000	231,558
2.50%, 3/1/2025	CLP	395,000,000	449,583
4.00%, 3/1/2023 (a)	CLP	225,000,000	275,405
4.50%, 3/1/2026	CLP	310,000,000	371,973
4.70%, 9/1/2030 (a)	CLP	340,000,000	392,588
5.00%, 10/1/2028 (a)	CLP	70,000,000	86,192
5.00%, 3/1/2035	CLP	415,000,000	472,657
5.10%, 7/15/2050	CLP	95,000,000	103,242
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	347,711
			2,730,909
CHINA — 4.6%
China Government Bond:
Series 1904, 3.19%, 4/11/2024	CNY	10,800,000	1,699,615
Series 1907, 3.25%, 6/6/2026	CNY	25,000,000	3,959,227
Series 1827, 3.25%, 11/22/2028	CNY	88,700,000	14,051,733
Series 1823, 3.29%, 10/18/2023	CNY	84,900,000	13,377,429

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 3.39%, 3/16/2050	CNY	2,000,000	$303,388
Series 1824, 4.08%, 10/22/2048	CNY	63,930,000	10,902,015
Series 2417, 4.63%, 8/11/2034	CNY	1,500,000	269,802
			44,563,209
COLOMBIA — 0.6%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	5,240,000,000	1,292,951
Series B, 7.00%, 6/30/2032	COP	8,930,000,000	2,216,259
Series B, 7.25%, 10/26/2050	COP	575,000,000	134,058
Series B, 7.50%, 8/26/2026	COP	6,635,000,000	1,802,797
			5,446,065
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	120,403
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	188,340
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	335,081
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	62,924
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	144,000
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	156,393
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	137,316
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	137,114
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	95,980
			1,377,551
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	6,160,000	255,748
Series 97, 0.45%, 10/25/2023	CZK	11,650,000	516,992
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	447,430
Series 95, 1.00%, 6/26/2026	CZK	11,420,000	496,236
Series 121, 1.20%, 3/13/2031	CZK	25,630,000	1,081,944
Security Description		Principal Amount	Value
Series 120, 1.25%, 2/14/2025	CZK	10,100,000	$449,593
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	309,808
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	428,576
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	483,181
Series 78, 2.50%, 8/25/2028	CZK	14,130,000	663,426
Series 105, 2.75%, 7/23/2029	CZK	17,630,000	844,123
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	261,850
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	118,776
Series 58, 5.70%, 5/25/2024	CZK	9,490,000	476,016
			6,833,699
DENMARK — 1.0%
Denmark Government Bond:
Series 10Y, 0.01%, 11/15/2031 (a)	DKK	2,050,000	316,190
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	2,770,000	435,650
Series 30Y, 0.25%, 11/15/2052 (a)	DKK	3,400,000	489,468
Series 10Y, 0.50%, 11/15/2027	DKK	7,703,000	1,255,080
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	11,413,000	1,862,446
1.50%, 11/15/2023	DKK	5,805,000	945,071
1.75%, 11/15/2025	DKK	6,968,000	1,183,916
4.50%, 11/15/2039	DKK	10,686,000	2,903,585
7.00%, 11/10/2024	DKK	1,002,000	192,987
			9,584,393
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	116,393
FINLAND — 1.1%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	495,000	581,535
Zero Coupon, 9/15/2024 (a)	EUR	305,000	360,129
0.01%, 9/15/2030 (a)	EUR	250,000	291,090
0.13%, 4/15/2036 (a)	EUR	400,000	451,261
0.13%, 4/15/2052 (a)	EUR	250,000	252,961
0.25%, 9/15/2040 (a)	EUR	397,000	445,689
0.50%, 4/15/2026 (a)	EUR	531,000	643,854
0.50%, 9/15/2027 (a)	EUR	590,000	719,412
0.50%, 9/15/2028 (a)	EUR	512,000	624,743

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 9/15/2029 (a)	EUR	773,000	$942,155
0.75%, 4/15/2031 (a)	EUR	522,000	649,831
0.88%, 9/15/2025 (a)	EUR	393,000	481,474
1.13%, 4/15/2034 (a)	EUR	443,000	573,375
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	489,000	689,223
1.50%, 4/15/2023 (a)	EUR	430,000	515,342
2.00%, 4/15/2024 (a)	EUR	497,000	615,764
2.63%, 7/4/2042 (a)	EUR	534,000	892,590
2.75%, 7/4/2028 (a)	EUR	565,000	791,989
4.00%, 7/4/2025 (a)	EUR	561,000	764,197
			11,286,614
FRANCE — 4.8%
France Government Bond OAT:
Zero Coupon, 2/25/2023	EUR	500,000	585,055
Zero Coupon, 3/25/2023	EUR	706,000	826,489
Zero Coupon, 3/25/2024	EUR	900,000	1,059,333
0.01%, 3/25/2025	EUR	1,155,000	1,364,355
0.01%, 2/25/2026	EUR	800,000	945,592
0.01%, 11/25/2029	EUR	991,000	1,153,148
0.01%, 11/25/2030	EUR	950,000	1,095,031
0.01%, 11/25/2031	EUR	1,300,000	1,482,908
0.25%, 11/25/2026	EUR	847,000	1,014,156
0.50%, 5/25/2025	EUR	820,000	986,670
0.50%, 5/25/2026	EUR	768,000	929,287
0.50%, 5/25/2029	EUR	813,000	986,130
0.50%, 5/25/2040 (a)	EUR	451,000	511,100
0.50%, 5/25/2072 (a)	EUR	150,000	133,729
0.75%, 5/25/2028	EUR	1,058,000	1,306,177
0.75%, 11/25/2028	EUR	821,000	1,014,668
0.75%, 5/25/2052 (a)	EUR	600,000	661,651
1.00%, 11/25/2025	EUR	870,000	1,071,546
1.00%, 5/25/2027	EUR	1,113,000	1,387,738
1.25%, 5/25/2034	EUR	835,000	1,078,073
1.25%, 5/25/2036 (a)	EUR	660,000	853,044
1.50%, 5/25/2031	EUR	1,095,000	1,441,616
1.50%, 5/25/2050 (a)	EUR	830,000	1,113,428
1.75%, 5/25/2023	EUR	1,104,000	1,330,619
1.75%, 11/25/2024	EUR	1,000,000	1,244,863
1.75%, 6/25/2039 (a)	EUR	550,000	771,330
1.75%, 5/25/2066 (a)	EUR	285,000	414,210
2.00%, 5/25/2048 (a)	EUR	615,000	914,789
2.25%, 10/25/2022	EUR	750,000	896,338
2.25%, 5/25/2024	EUR	740,000	923,313
2.50%, 5/25/2030	EUR	1,111,000	1,569,860
2.75%, 10/25/2027	EUR	1,115,000	1,535,230
3.25%, 5/25/2045	EUR	585,000	1,052,421
3.50%, 4/25/2026	EUR	810,000	1,109,611
4.00%, 10/25/2038	EUR	726,000	1,325,572
4.00%, 4/25/2055 (a)	EUR	374,000	815,208
4.00%, 4/25/2060	EUR	382,000	869,405
Security Description		Principal Amount	Value
4.25%, 10/25/2023	EUR	1,050,000	$1,341,213
4.50%, 4/25/2041	EUR	810,000	1,616,130
4.75%, 4/25/2035	EUR	615,000	1,132,775
5.50%, 4/25/2029	EUR	755,000	1,250,916
5.75%, 10/25/2032	EUR	745,000	1,393,848
6.00%, 10/25/2025	EUR	700,000	1,028,684
8.50%, 4/25/2023	EUR	201,000	266,421
French Republic Government Bond OAT:
0.01%, 2/25/2024	EUR	500,000	588,107
0.50%, 6/25/2044 (a)	EUR	400,000	442,161
			46,833,948
GERMANY — 4.5%
Bundesrepublik Deutschland:
0.01%, 8/15/2026	EUR	887,000	1,057,517
0.01%, 8/15/2029	EUR	800,000	953,395
0.01%, 8/15/2030	EUR	1,647,000	1,957,201
Series G, 0.01%, 8/15/2030	EUR	200,000	238,888
0.01%, 2/15/2031	EUR	1,000,000	1,184,906
0.01%, 8/15/2050	EUR	1,150,000	1,228,664
0.25%, 2/15/2027	EUR	1,082,000	1,308,143
0.25%, 8/15/2028	EUR	630,000	764,839
0.50%, 8/15/2027	EUR	1,020,000	1,252,939
0.50%, 2/15/2028	EUR	595,000	732,743
1.25%, 8/15/2048	EUR	849,000	1,241,804
Series 98, 4.75%, 7/4/2028	EUR	419,000	659,445
Series 08, 4.75%, 7/4/2040	EUR	100,000	217,989
Series 94, 6.25%, 1/4/2024	EUR	465,000	624,268
Bundesrepublik Deutschland Bundesanleihe 0.01%, 8/15/2031	EUR	1,125,000	1,328,949
Federal Republic of Germany:
Series 176, Zero Coupon, 10/7/2022	EUR	560,000	653,604
Series 177, Zero Coupon, 4/14/2023	EUR	965,000	1,130,617
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	711,710
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	648,941
Series 180, 0.01%, 10/18/2024	EUR	800,000	947,002
Series 181, 0.01%, 4/11/2025	EUR	750,000	889,648
Series 182, 0.01%, 10/10/2025	EUR	1,095,000	1,301,919
Series G, 0.01%, 10/10/2025	EUR	205,000	244,282

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 183, 0.01%, 4/10/2026	EUR	450,000	$535,896
0.01%, 2/15/2030	EUR	831,000	989,603
0.01%, 5/15/2035	EUR	650,000	752,856
0.25%, 2/15/2029	EUR	866,000	1,052,446
0.50%, 2/15/2025	EUR	798,000	962,319
0.50%, 2/15/2026	EUR	853,000	1,037,571
1.00%, 8/15/2024	EUR	765,000	930,492
1.00%, 8/15/2025	EUR	868,000	1,071,103
1.50%, 2/15/2023	EUR	560,000	668,890
1.50%, 5/15/2023	EUR	695,000	834,569
1.50%, 5/15/2024	EUR	774,000	949,512
1.75%, 2/15/2024	EUR	650,000	798,110
2.00%, 8/15/2023	EUR	550,000	670,331
2.50%, 7/4/2044	EUR	882,000	1,565,885
2.50%, 8/15/2046	EUR	929,000	1,684,870
3.25%, 7/4/2042	EUR	614,000	1,174,546
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,390,440
Series 2007, 4.25%, 7/4/2039	EUR	450,000	912,459
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,238,985
Series 08, 4.75%, 7/4/2040	EUR	493,000	1,074,687
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,238,579
Series 98, 5.63%, 1/4/2028	EUR	425,000	684,646
Series 00, 6.25%, 1/4/2030	EUR	183,000	330,444
Series 97, 6.50%, 7/4/2027	EUR	400,000	654,421
			44,483,073
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,700,000	221,162
1.25%, 6/29/2027	HKD	450,000	58,847
1.68%, 1/21/2026	HKD	1,350,000	180,374
1.89%, 3/2/2032	HKD	300,000	40,338
1.97%, 1/17/2029	HKD	600,000	81,561
2.02%, 3/7/2034	HKD	300,000	40,805
2.13%, 7/16/2030	HKD	450,000	61,729
2.22%, 8/7/2024	HKD	800,000	108,019
			792,835
HUNGARY — 0.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	32,000,000	97,265
Series 23/C, 1.50%, 8/23/2023	HUF	46,000,000	148,576
Series 26/E, 1.50%, 4/22/2026	HUF	112,000,000	343,779
Security Description		Principal Amount	Value
Series 22/B, 1.75%, 10/26/2022	HUF	89,020,000	$288,378
Series 29/A, 2.00%, 5/23/2029	HUF	17,000,000	51,310
Series 33/A, 2.25%, 4/20/2033	HUF	112,700,000	326,806
Series 24/C, 2.50%, 10/24/2024	HUF	105,000,000	341,259
Series 26/D, 2.75%, 12/22/2026	HUF	99,080,000	319,586
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	389,436
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	359,476
Series 30/A, 3.00%, 8/21/2030	HUF	141,000,000	451,775
Series 38/A, 3.00%, 10/27/2038	HUF	41,500,000	122,017
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	127,647
Series 31/A, 3.25%, 10/22/2031	HUF	85,000,000	276,986
Series 25/B, 5.50%, 6/24/2025	HUF	113,650,000	405,897
Series 23/A, 6.00%, 11/24/2023	HUF	122,760,000	431,910
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	369,885
			4,851,988
INDONESIA — 2.3%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	15,921,000,000	1,141,862
Series FR64, 6.13%, 5/15/2028	IDR	63,860,000,000	4,551,071
Series FR88, 6.25%, 6/15/2036	IDR	17,215,000,000	1,186,196
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	4,255,892
Series FR59, 7.00%, 5/15/2027	IDR	36,050,000,000	2,697,611
Series FR75, 7.50%, 5/15/2038	IDR	75,700,000,000	5,505,935
Series FR70, 8.38%, 3/15/2024	IDR	47,770,000,000	3,641,367
			22,979,934
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	425,000	495,621
0.01%, 10/18/2031	EUR	100,000	113,713
0.20%, 5/15/2027	EUR	650,000	775,268
0.20%, 10/18/2030	EUR	850,000	995,567
0.40%, 5/15/2035	EUR	400,000	462,740
0.55%, 4/22/2041	EUR	400,000	453,478

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.90%, 5/15/2028	EUR	768,000	$955,957
1.00%, 5/15/2026	EUR	1,100,000	1,359,061
1.10%, 5/15/2029	EUR	900,000	1,138,231
1.30%, 5/15/2033	EUR	554,000	718,720
1.35%, 3/18/2031	EUR	715,000	927,698
1.50%, 5/15/2050	EUR	650,000	865,923
1.70%, 5/15/2037	EUR	555,000	759,228
2.00%, 2/18/2045	EUR	765,000	1,129,099
2.40%, 5/15/2030	EUR	750,000	1,050,026
3.40%, 3/18/2024	EUR	764,000	972,747
3.90%, 3/20/2023	EUR	715,000	883,639
5.40%, 3/13/2025	EUR	969,000	1,354,275
			15,410,991
ISRAEL — 0.9%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,600,000	496,191
Series 0425, 0.50%, 4/30/2025	ILS	2,450,000	762,677
Series 0330, 1.00%, 3/31/2030	ILS	2,825,000	861,742
Series 1122, 1.25%, 11/30/2022	ILS	1,350,000	422,248
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	539,594
Series 0537, 1.50%, 5/31/2037	ILS	1,750,000	509,893
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	620,166
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	527,279
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	573,362
Series 0324, 3.75%, 3/31/2024	ILS	1,517,000	511,950
Series 0347, 3.75%, 3/31/2047	ILS	2,085,000	814,053
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	483,698
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	946,782
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	592,404
			8,662,039
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.01%, 1/15/2024	EUR	500,000	583,551
0.01%, 4/1/2026	EUR	550,000	635,132
0.25%, 3/15/2028 (a)	EUR	225,000	258,096
0.35%, 2/1/2025	EUR	475,000	559,576
0.50%, 2/1/2026	EUR	550,000	650,012
0.60%, 8/1/2031 (a)	EUR	525,000	593,675
0.65%, 10/15/2023	EUR	370,000	437,989
0.90%, 4/1/2031	EUR	844,000	985,099
Security Description		Principal Amount	Value
0.95%, 3/1/2023	EUR	435,000	$513,992
0.95%, 3/15/2023	EUR	365,000	431,509
0.95%, 8/1/2030	EUR	250,000	294,982
1.25%, 12/1/2026	EUR	688,000	841,611
1.35%, 4/1/2030	EUR	500,000	611,272
1.45%, 11/15/2024	EUR	334,000	406,801
1.45%, 5/15/2025	EUR	350,000	428,527
1.45%, 3/1/2036 (a)	EUR	251,000	299,146
1.50%, 4/30/2045 (a)	EUR	250,000	281,857
1.60%, 6/1/2026	EUR	657,000	815,020
1.65%, 12/1/2030 (a)	EUR	600,000	748,774
1.70%, 9/1/2051 (a)	EUR	400,000	452,220
1.75%, 7/1/2024	EUR	400,000	488,822
1.80%, 3/1/2041 (a)	EUR	200,000	241,905
1.85%, 5/15/2024	EUR	355,000	434,226
2.00%, 2/1/2028	EUR	670,000	855,784
2.05%, 8/1/2027	EUR	590,000	753,253
2.20%, 6/1/2027	EUR	610,000	784,454
2.25%, 9/1/2036 (a)	EUR	295,000	387,913
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	471,587
2.45%, 9/1/2033 (a)	EUR	470,000	628,807
2.50%, 11/15/2025	EUR	478,000	611,527
2.80%, 12/1/2028	EUR	558,000	751,730
2.80%, 3/1/2067 (a)	EUR	245,000	333,654
2.95%, 9/1/2038 (a)	EUR	327,000	468,030
3.00%, 8/1/2029	EUR	602,000	826,900
3.10%, 3/1/2040 (a)	EUR	473,000	690,766
3.45%, 3/1/2048 (a)	EUR	441,000	695,833
3.85%, 9/1/2049 (a)	EUR	280,000	472,870
7.25%, 11/1/2026	EUR	316,000	498,333
9.00%, 11/1/2023	EUR	250,000	346,173
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	300,000	350,041
0.30%, 8/15/2023 (a)	EUR	650,000	763,186
0.60%, 6/15/2023	EUR	350,000	412,920
1.50%, 6/1/2025	EUR	354,000	434,230
1.65%, 3/1/2032 (a)	EUR	627,000	779,388
1.85%, 7/1/2025 (a)	EUR	400,000	496,821
2.00%, 12/1/2025	EUR	407,000	511,136
2.10%, 7/15/2026	EUR	150,000	190,392
Series CAC, 2.45%, 9/1/2050 (a)	EUR	350,000	465,244
2.50%, 12/1/2024	EUR	542,000	681,402
2.70%, 3/1/2047 (a)	EUR	335,000	466,286
3.25%, 9/1/2046 (a)	EUR	481,000	732,607
3.35%, 3/1/2035 (a)	EUR	600,000	882,265
3.50%, 3/1/2030 (a)	EUR	770,000	1,100,738
3.75%, 9/1/2024	EUR	430,000	556,009
4.00%, 2/1/2037 (a)	EUR	762,000	1,211,199
4.50%, 5/1/2023	EUR	430,000	537,392
4.50%, 3/1/2024	EUR	665,000	859,949
4.50%, 3/1/2026 (a)	EUR	757,000	1,050,179
4.75%, 8/1/2023 (a)	EUR	530,000	672,658
4.75%, 9/1/2028 (a)	EUR	731,000	1,093,673

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
4.75%, 9/1/2044 (a)	EUR	407,000	$752,774
5.00%, 3/1/2025 (a)	EUR	550,000	749,545
5.00%, 8/1/2034 (a)	EUR	452,000	766,088
5.00%, 8/1/2039 (a)	EUR	579,000	1,047,674
5.00%, 9/1/2040 (a)	EUR	470,000	860,179
5.25%, 11/1/2029	EUR	757,000	1,201,497
5.50%, 11/1/2022	EUR	650,000	801,765
5.75%, 2/1/2033	EUR	439,000	769,157
6.00%, 5/1/2031	EUR	550,000	944,847
6.50%, 11/1/2027	EUR	530,000	841,858
			44,554,507
JAPAN — 23.0%
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	230,500,000	2,083,187
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,717,569
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,844,214
Series 345, 0.10%, 12/20/2026	JPY	262,250,000	2,371,990
Series 346, 0.10%, 3/20/2027	JPY	377,250,000	3,413,626
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,783,073
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,711,104
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	1,993,553
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,512,291
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,787,563
Series 352, 0.10%, 9/20/2028	JPY	213,400,000	1,931,225
Series 353, 0.10%, 12/20/2028	JPY	195,000,000	1,763,817
Series 354, 0.10%, 3/20/2029	JPY	160,000,000	1,447,478
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,899,533
Series 356, 0.10%, 9/20/2029	JPY	325,000,000	2,937,831
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,394,726
Series 358, 0.10%, 3/20/2030	JPY	152,500,000	1,378,083
Series 359, 0.10%, 6/20/2030	JPY	565,000,000	5,101,128
Series 361, 0.10%, 12/20/2030	JPY	357,950,000	3,225,705
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,059,974
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	1,860,615
Security Description		Principal Amount	Value
Series 338, 0.40%, 3/20/2025	JPY	364,450,000	$3,323,706
Series 339, 0.40%, 6/20/2025	JPY	341,500,000	3,118,202
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,716,442
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,000,672
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	901,804
Series 328, 0.60%, 3/20/2023	JPY	375,550,000	3,400,701
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	699,711
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,230,263
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,172,661
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,311,157
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	769,255
Series 327, 0.80%, 12/20/2022	JPY	160,600,000	1,455,195
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,315,582
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,785,759
Government of Japan 2 Year Bond:
Series 417, 0.10%, 10/1/2022	JPY	95,000,000	853,267
Series 418, 0.10%, 11/1/2022	JPY	95,000,000	853,421
Series 419, 0.10%, 12/1/2022	JPY	100,000,000	898,526
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,106,975
Series 169, 0.30%, 6/20/2039	JPY	45,000,000	397,992
Series 170, 0.30%, 9/20/2039	JPY	145,600,000	1,285,325
Series 171, 0.30%, 12/20/2039	JPY	110,400,000	972,579
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	859,613
Series 168, 0.40%, 3/20/2039	JPY	100,000,000	901,465
Series 172, 0.40%, 3/20/2040	JPY	245,000,000	2,193,351
Series 173, 0.40%, 6/20/2040	JPY	68,850,000	615,297
Series 174, 0.40%, 9/20/2040	JPY	80,000,000	713,787

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	$836,506
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,287,914
Series 165, 0.50%, 6/20/2038	JPY	360,000,000	3,310,484
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	779,791
Series 175, 0.50%, 12/20/2040	JPY	85,000,000	770,794
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	845,554
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	911,325
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	749,480
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	898,842
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	965,464
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	900,804
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	546,122
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	432,611
Series 155, 1.00%, 12/20/2035	JPY	133,800,000	1,326,883
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,316,358
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	962,576
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,065,839
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,128,699
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	456,307
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	3,024,509
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	685,507
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,146,741
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	1,044,221
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	1,041,759
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	627,382
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,577,464
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,050,199
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,369,302
Security Description		Principal Amount	Value
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	$1,651,880
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,855,525
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	986,518
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,406,250
Series 133, 1.80%, 12/20/2031	JPY	166,550,000	1,751,242
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,772,263
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	514,814
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	524,320
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	556,641
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	508,354
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	334,902
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	288,441
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	299,341
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	668,424
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	438,594
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	636,788
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	812,200
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	433,241
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	914,874
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	556,029
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	517,011
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	1,007,392
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	1,051,167
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	452,058
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	861,849
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	852,183
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	517,970
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	793,646

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	$523,999
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	508,904
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	611,730
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	505,586
Series 63, 0.40%, 6/20/2049	JPY	55,000,000	463,400
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	504,328
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	439,388
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	502,742
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	551,283
Series 62, 0.50%, 3/20/2049	JPY	100,000,000	866,843
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	538,205
Series 67, 0.60%, 6/20/2050	JPY	95,000,000	837,788
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	793,597
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	522,076
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	685,422
Series 69, 0.70%, 12/20/2050	JPY	100,000,000	903,365
Series 50, 0.80%, 3/20/2046	JPY	49,650,000	469,930
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	761,485
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	420,576
Series 56, 0.80%, 9/20/2047	JPY	48,750,000	458,969
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	642,085
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	724,930
Series 60, 0.90%, 9/20/2048	JPY	89,650,000	859,724
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	901,281
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	637,762
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	542,729
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	756,646
Security Description		Principal Amount	Value
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	$1,139,734
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	445,946
Series 41, 1.70%, 12/20/2043	JPY	103,000,000	1,153,231
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	556,449
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	1,128,043
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	752,232
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	567,112
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	796,730
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	976,668
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	617,790
Series 13, 2.00%, 12/20/2033	JPY	60,000,000	656,927
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	1,052,051
Series 35, 2.00%, 9/20/2041	JPY	94,750,000	1,099,244
Series 36, 2.00%, 3/20/2042	JPY	121,750,000	1,417,178
Series 34, 2.20%, 3/20/2041	JPY	74,900,000	890,624
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	346,204
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	214,558
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	1,161,134
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	762,203
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	472,891
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	599,771
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	232,174
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	352,606
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	472,733
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	356,819
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	576,268
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	148,600,000	1,203,357

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	$621,134
Series 13, 0.50%, 3/20/2060	JPY	92,000,000	758,824
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	669,657
Series 10, 0.90%, 3/20/2057	JPY	121,750,000	1,152,345
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	634,279
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	865,644
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	527,424
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	486,553
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	520,152
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	372,388
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	479,469
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	541,451
Government of Japan 5 Year Bond:
Series 134, 0.10%, 12/20/2022	JPY	285,150,000	2,562,146
Series 135, 0.10%, 3/20/2023	JPY	187,300,000	1,684,013
Series 136, 0.10%, 6/20/2023	JPY	115,000,000	1,034,500
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,693,960
Series 138, 0.10%, 12/20/2023	JPY	274,350,000	2,470,564
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,477,600
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,379,297
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,547,140
Series 142, 0.10%, 12/20/2024	JPY	180,000,000	1,623,831
Series 143, 0.10%, 3/20/2025	JPY	563,000,000	5,081,911
Series 144, 0.10%, 6/20/2025	JPY	283,100,000	2,556,616
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,710,419
Series 146, 0.10%, 12/20/2025	JPY	429,000,000	3,876,361
Japan Government 10 Year Bond Series 362, 0.10%, 3/20/2031	JPY	50,000,000	449,926
Japan Government 2 Year Bond Series 420, 0.10%, 1/1/2023	JPY	190,000,000	1,707,522
Security Description		Principal Amount	Value
Japan Government 20 Year Bond Series 176, 0.50%, 3/20/2041	JPY	30,000,000	$271,596
Japan Government 30 Year Bond Series 70, 0.70%, 3/20/2051	JPY	105,000,000	946,953
Japan Government Ten Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	400,000,000	3,607,690
Series 363, 0.10%, 6/20/2031	JPY	95,000,000	853,761
Japan Government Two Year Bond Series 422, 0.10%, 3/1/2023	JPY	22,000,000	197,780
			225,392,703
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	300,000	357,976
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	123,694
1.38%, 5/16/2036	EUR	250,000	332,746
Series 7, 2.25%, 2/15/2047	EUR	100,000	163,481
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	125,847
			1,103,744
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	184,638
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	208,736
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	185,361
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	87,334
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	130,431
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	274,143
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	126,042
			1,196,685
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.01%, 11/13/2026	EUR	150,000	176,664
0.63%, 2/1/2027	EUR	450,000	546,588
2.13%, 7/10/2023	EUR	290,000	352,209
2.25%, 3/19/2028	EUR	80,000	107,397
			1,182,858

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
MALAYSIA — 1.8%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	2,750,000	$616,068
Series 0313, 3.48%, 3/15/2023	MYR	3,200,000	780,637
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,237,030
Series 0519, 3.76%, 5/22/2040	MYR	900,000	205,423
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	370,199
Series 0413, 3.84%, 4/15/2033	MYR	1,000,000	239,613
Series 0219, 3.89%, 8/15/2029	MYR	7,450,000	1,841,078
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	249,767
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	699,924
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	912,550
Series 0217, 4.06%, 9/30/2024	MYR	1,125,000	279,925
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	322,774
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	435,813
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	334,280
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	583,702
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	681,133
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	749,583
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	421,810
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	1,000,000	242,976
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	308,014
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	311,123
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	459,897
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	327,741
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	251,406
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	735,536
Series 0116, 4.39%, 7/7/2023	MYR	125,000	31,002
Security Description		Principal Amount	Value
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	$459,188
Series 0219, 4.47%, 9/15/2039	MYR	1,600,000	392,028
Series 0513, 4.58%, 8/30/2033	MYR	2,178,000	564,087
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	419,708
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	537,883
Series 0615, 4.79%, 10/31/2035	MYR	920,000	238,578
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	793,634
Series 0913, 4.94%, 12/6/2028	MYR	725,000	189,626
			17,223,736
MEXICO — 1.4%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	31,845,000	1,478,066
Series M, 6.75%, 3/9/2023	MXN	19,250,000	947,391
Series M 20, 7.50%, 6/3/2027	MXN	26,185,000	1,294,803
Series M, 7.75%, 5/29/2031	MXN	19,180,000	957,137
Series M, 7.75%, 11/23/2034	MXN	11,965,000	593,495
Series M, 7.75%, 11/13/2042	MXN	19,010,000	914,640
Series M, 8.00%, 12/7/2023	MXN	25,290,000	1,273,763
Series M, 8.00%, 9/5/2024	MXN	20,900,000	1,055,056
Series M, 8.00%, 11/7/2047	MXN	18,120,000	887,994
Series M 20, 8.50%, 5/31/2029	MXN	26,260,000	1,367,138
Series M 30, 8.50%, 11/18/2038	MXN	18,105,000	936,777
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,273,211
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	365,599
			13,345,070
NETHERLANDS — 3.7%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,419,000	1,670,396
0.01%, 1/15/2027 (a)	EUR	1,650,000	1,958,736
0.01%, 7/15/2030 (a)	EUR	2,099,000	2,465,477
0.01%, 7/15/2031 (a)	EUR	700,000	816,887
0.01%, 1/15/2052 (a)	EUR	750,000	778,515
0.25%, 7/15/2025 (a)	EUR	1,355,000	1,621,443
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,308,972

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 7/15/2026 (a)	EUR	1,691,000	$2,057,585
0.50%, 1/15/2040 (a)	EUR	1,372,000	1,675,142
0.75%, 7/15/2027 (a)	EUR	1,380,000	1,710,618
0.75%, 7/15/2028 (a)	EUR	1,598,000	1,991,425
1.75%, 7/15/2023 (a)	EUR	1,659,000	2,008,104
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,551,139
2.50%, 1/15/2033 (a)	EUR	1,420,000	2,113,255
2.75%, 1/15/2047 (a)	EUR	1,450,000	2,703,330
3.75%, 1/15/2023 (a)	EUR	1,276,000	1,564,056
3.75%, 1/15/2042 (a)	EUR	1,469,000	2,896,510
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,527,109
5.50%, 1/15/2028 (a)	EUR	1,112,000	1,771,607
Netherlands Government Bond 0.01%, 1/15/2038 (a)	EUR	525,000	586,845
			35,777,151
NEW ZEALAND — 0.8%
New Zealand Government Bond:
Series 0528, 0.25%, 5/15/2028	NZD	350,000	218,701
Series 0524, 0.50%, 5/15/2024	NZD	1,080,000	731,173
Series 0526, 0.50%, 5/15/2026	NZD	100,000	65,801
Series 0531, 1.50%, 5/15/2031	NZD	1,465,000	966,001
Series 0541, 1.75%, 5/15/2041	NZD	1,050,000	629,258
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	776,651
Series 0437, 2.75%, 4/15/2037	NZD	780,000	562,787
Series 0429, 3.00%, 4/20/2029	NZD	1,380,000	1,028,381
Series 0433, 3.50%, 4/14/2033	NZD	630,000	493,977
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	921,421
Series 0423, 5.50%, 4/15/2023	NZD	1,540,000	1,134,632
			7,528,783
NORWAY — 0.5%
Norway Government Bond:
Series 483, 1.25%, 9/17/2031 (a)	NOK	1,000,000	110,937
Series 482, 1.38%, 8/19/2030 (a)	NOK	7,220,000	813,821
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,312,000	381,243
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,090,000	475,802
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,355,000	390,566
Security Description		Principal Amount	Value
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,990,000	$463,648
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,090,000	944,285
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	425,233
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	609,007
			4,614,542
PERU — 0.3%
Peru Government Bond:
5.94%, 2/12/2029	PEN	2,200,000	534,563
6.15%, 8/12/2032	PEN	2,000,000	468,808
6.35%, 8/12/2028	PEN	2,000,000	499,656
6.90%, 8/12/2037	PEN	2,750,000	636,081
8.20%, 8/12/2026	PEN	1,650,000	449,095
			2,588,203
POLAND — 1.0%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	2,100,000	522,720
Series 1026, 0.25%, 10/25/2026	PLN	1,350,000	319,037
Series 0425, 0.75%, 4/25/2025	PLN	2,200,000	547,916
Series 1030, 1.25%, 10/25/2030	PLN	3,250,000	764,451
Series 1024, 2.25%, 10/25/2024	PLN	3,150,000	822,126
Series 0123, 2.50%, 1/25/2023	PLN	3,170,000	820,430
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	772,998
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	1,086,397
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	720,931
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	809,972
Series 1029, 2.75%, 10/25/2029	PLN	3,950,000	1,053,731
Series 0725, 3.25%, 7/25/2025	PLN	2,840,000	769,491
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	652,834
Series 0447, 4.00%, 4/25/2047	PLN	1,115,000	360,422
Series 0429, 5.75%, 4/25/2029	PLN	885,000	284,270
			10,307,726
PORTUGAL — 1.9%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	175,000	201,551

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.48%, 10/18/2030 (a)	EUR	985,000	$1,169,399
0.70%, 10/15/2027 (a)	EUR	639,000	780,906
0.90%, 10/12/2035 (a)	EUR	378,000	451,487
1.00%, 4/12/2052 (a)	EUR	150,000	160,737
1.95%, 6/15/2029 (a)	EUR	1,079,000	1,437,633
2.13%, 10/17/2028 (a)	EUR	1,121,000	1,501,648
2.20%, 10/17/2022 (a)	EUR	775,000	924,674
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	713,000	997,108
2.88%, 10/15/2025 (a)	EUR	1,185,000	1,562,021
2.88%, 7/21/2026 (a)	EUR	1,020,000	1,368,844
3.88%, 2/15/2030 (a)	EUR	629,000	958,244
4.10%, 4/15/2037 (a)	EUR	1,183,000	2,058,251
4.10%, 2/15/2045 (a)	EUR	380,000	723,175
4.13%, 4/14/2027 (a)	EUR	830,000	1,200,671
4.95%, 10/25/2023 (a)	EUR	1,074,000	1,390,269
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,466,410
			18,353,028
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,000,000	468,363
Series 15Y, 3.65%, 9/24/2031	RON	600,000	131,487
Series 8Y, 4.15%, 1/26/2028	RON	2,050,000	489,317
Series 4.3Y, 4.40%, 9/25/2023	RON	6,050,000	1,453,557
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	392,299
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	1,064,093
			3,999,116
RUSSIA — 1.0%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	10,400,000	138,189
Series 6232, 6.00%, 10/6/2027	RUB	60,000,000	779,695
Series 6233, 6.10%, 7/18/2035	RUB	27,000,000	330,522
Series 6223, 6.50%, 2/28/2024	RUB	40,195,000	544,931
Series 6224, 6.90%, 5/23/2029	RUB	38,776,000	524,996
Series 6211, 7.00%, 1/25/2023	RUB	15,530,000	212,954
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	413,242
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	395,172
Series 6222, 7.10%, 10/16/2024	RUB	40,190,000	552,082
Security Description		Principal Amount	Value
Series 6229, 7.15%, 11/12/2025	RUB	17,900,000	$246,113
Series 6225, 7.25%, 5/10/2034	RUB	32,430,000	441,562
Series 6220, 7.40%, 12/7/2022	RUB	31,380,000	432,784
Series 6227, 7.40%, 7/17/2024	RUB	47,999,000	664,374
Series 6228, 7.65%, 4/10/2030	RUB	91,450,000	1,295,440
Series 6221, 7.70%, 3/23/2033	RUB	40,451,000	573,828
Series 6230, 7.70%, 3/16/2039	RUB	27,000,000	383,193
Series 6219, 7.75%, 9/16/2026	RUB	27,880,000	392,706
Series 6226, 7.95%, 10/7/2026	RUB	35,000,000	497,005
Series 6207, 8.15%, 2/3/2027	RUB	40,165,000	576,158
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	450,862
			9,845,808
SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	750,000	544,877
1.63%, 7/1/2031	SGD	450,000	332,210
1.75%, 2/1/2023	SGD	610,000	457,298
1.88%, 3/1/2050	SGD	750,000	538,640
2.00%, 2/1/2024	SGD	380,000	289,008
2.13%, 6/1/2026	SGD	545,000	422,925
2.25%, 8/1/2036	SGD	715,000	551,086
2.38%, 6/1/2025	SGD	590,000	459,797
2.38%, 7/1/2039	SGD	650,000	510,865
2.63%, 5/1/2028	SGD	490,000	391,069
2.75%, 7/1/2023	SGD	1,015,000	777,059
2.75%, 4/1/2042	SGD	460,000	382,007
2.75%, 3/1/2046	SGD	660,000	553,583
2.88%, 7/1/2029	SGD	640,000	521,391
2.88%, 9/1/2030	SGD	850,000	695,790
3.00%, 9/1/2024	SGD	750,000	589,731
3.38%, 9/1/2033	SGD	550,000	473,796
3.50%, 3/1/2027	SGD	730,000	604,497
			9,095,629
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, 0.01%, 11/13/2023	EUR	110,000	128,974
Series 231, 0.63%, 5/22/2026	EUR	186,000	226,265
Series 234, 1.00%, 6/12/2028	EUR	284,000	356,987

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 239, 1.00%, 5/14/2032	EUR	150,000	$189,238
Series 228, 1.38%, 1/21/2027	EUR	450,000	570,353
Series 229, 1.63%, 1/21/2031	EUR	360,000	483,172
Series 232, 1.88%, 3/9/2037	EUR	265,000	368,893
Series 233, 2.00%, 10/17/2047	EUR	290,000	424,585
Series 235, 2.25%, 6/12/2068	EUR	70,000	115,467
Series 225, 3.00%, 2/28/2023	EUR	302,000	368,105
Series 223, 3.38%, 11/15/2024	EUR	495,000	645,436
Series 227, 3.63%, 1/16/2029	EUR	763,000	1,133,646
Series 216, 4.35%, 10/14/2025	EUR	282,000	392,646
			5,403,767
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	369,536
Series RS81, 1.19%, 3/14/2029	EUR	200,000	251,933
Series RS79, 1.25%, 3/22/2027	EUR	312,000	391,109
Series RS74, 1.50%, 3/25/2035	EUR	383,000	501,177
Series RS78, 1.75%, 11/3/2040	EUR	280,000	385,049
Series RS75, 2.13%, 7/28/2025	EUR	230,000	293,078
Series RS77, 2.25%, 3/3/2032	EUR	190,000	264,831
Series RS76, 3.13%, 8/7/2045	EUR	345,000	599,852
Series RS66, 4.63%, 9/9/2024	EUR	210,000	280,848
Series RS70, 5.13%, 3/30/2026	EUR	135,000	195,496
			3,532,909
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	4,400,000,000	3,662,456
Series 2503, 1.50%, 3/10/2025	KRW	700,000,000	585,856
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	936,275
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	522,145
Security Description		Principal Amount	Value
Series 5003, 1.50%, 3/10/2050	KRW	500,000,000	$353,379
Series 7009, 1.63%, 9/10/2070	KRW	300,000,000	208,991
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	727,430
Series 3106, 2.00%, 6/10/2031	KRW	1,610,000,000	1,326,829
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,300,075
Series 4903, 2.00%, 3/10/2049	KRW	7,764,000,000	6,180,372
Series 2706, 2.13%, 6/10/2027	KRW	3,649,870,000	3,093,863
Series 4703, 2.13%, 3/10/2047	KRW	3,020,330,000	2,473,553
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	901,194
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	1,072,911
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	788,815
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	420,556
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	825,727
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,142,232
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,441,277
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,344,804
Series 2309, 3.38%, 9/10/2023	KRW	3,009,090,000	2,634,109
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,753,957
Series 3312, 3.75%, 12/10/2033	KRW	2,286,250,000	2,231,233
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,583,570
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	3,146,748
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,417,597
			45,075,954
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	725,000	847,888
0.01%, 1/31/2025	EUR	850,000	999,454
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	868,000	1,026,611
0.35%, 7/30/2023	EUR	772,000	909,685
0.45%, 10/31/2022	EUR	705,000	826,368
0.50%, 4/30/2030 (a)	EUR	400,000	473,632
0.60%, 10/31/2029 (a)	EUR	1,550,000	1,857,438

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.80%, 7/30/2027 (a)	EUR	800,000	$975,372
1.00%, 10/31/2050 (a)	EUR	550,000	585,212
1.20%, 10/31/2040 (a)	EUR	550,000	654,583
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,444,326
1.30%, 10/31/2026 (a)	EUR	1,101,000	1,376,129
1.40%, 4/30/2028 (a)	EUR	520,000	658,267
1.40%, 7/30/2028 (a)	EUR	997,000	1,264,688
1.45%, 10/31/2027 (a)	EUR	812,000	1,028,606
1.45%, 4/30/2029 (a)	EUR	710,000	906,197
1.50%, 4/30/2027 (a)	EUR	763,000	966,665
1.60%, 4/30/2025 (a)	EUR	642,000	798,212
1.85%, 7/30/2035 (a)	EUR	898,000	1,193,072
1.95%, 4/30/2026 (a)	EUR	885,000	1,130,996
1.95%, 7/30/2030 (a)	EUR	965,000	1,282,901
2.15%, 10/31/2025 (a)	EUR	851,000	1,087,903
2.35%, 7/30/2033 (a)	EUR	893,000	1,244,839
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	588,000	906,310
2.75%, 10/31/2024 (a)	EUR	735,000	936,848
2.90%, 10/31/2046 (a)	EUR	750,000	1,189,938
3.45%, 7/30/2066 (a)	EUR	688,000	1,222,655
3.80%, 4/30/2024 (a)	EUR	835,000	1,075,421
4.20%, 1/31/2037 (a)	EUR	615,000	1,066,902
4.40%, 10/31/2023 (a)	EUR	898,000	1,148,399
4.65%, 7/30/2025 (a)	EUR	825,000	1,142,456
4.70%, 7/30/2041 (a)	EUR	840,000	1,621,203
4.80%, 1/31/2024 (a)	EUR	579,000	754,621
4.90%, 7/30/2040 (a)	EUR	585,000	1,143,818
5.15%, 10/31/2028 (a)	EUR	675,000	1,065,262
5.15%, 10/31/2044 (a)	EUR	578,000	1,221,313
5.40%, 1/31/2023 (a)	EUR	830,000	1,038,627
5.75%, 7/30/2032	EUR	1,125,000	2,033,863
5.90%, 7/30/2026 (a)	EUR	912,000	1,373,354
6.00%, 1/31/2029	EUR	942,000	1,567,565
Spain Government Bond 0.10%, 4/30/2031 (a)	EUR	400,000	451,063
			44,498,662
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	5,420,000	602,481
Series 1063, 0.50%, 11/24/2045	SEK	2,050,000	215,579
Series 1060, 0.75%, 5/12/2028	SEK	4,435,000	525,927
Series 1061, 0.75%, 11/12/2029 (a)	SEK	6,365,000	753,894
Series 1059, 1.00%, 11/12/2026	SEK	7,120,000	853,801
1.38%, 6/23/2071	SEK	650,000	76,583
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,105,000	961,508
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	264,312
Security Description		Principal Amount	Value
Series 1058, 2.50%, 5/12/2025	SEK	6,605,000	$826,678
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	711,068
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	224,254
			6,016,085
SWITZERLAND — 0.8%
Swiss Confederation Government Bond 0.01%, 6/26/2034	CHF	150,000	161,698
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	328,000	359,740
0.01%, 7/24/2039	CHF	170,000	181,698
0.50%, 5/27/2030	CHF	470,000	535,967
0.50%, 6/27/2032	CHF	170,000	194,425
0.50%, 6/28/2045	CHF	120,000	143,096
0.50%, 5/24/2055	CHF	130,000	162,933
0.50%, 5/30/2058	CHF	184,000	234,249
1.25%, 6/11/2024	CHF	685,000	772,402
1.25%, 5/28/2026	CHF	250,000	289,945
1.25%, 6/27/2037	CHF	340,000	435,219
1.50%, 7/24/2025	CHF	210,000	243,072
1.50%, 4/30/2042	CHF	385,000	537,584
2.00%, 6/25/2064	CHF	198,000	394,727
2.25%, 6/22/2031	CHF	220,000	291,829
2.50%, 3/8/2036	CHF	245,000	357,547
3.25%, 6/27/2027	CHF	270,000	351,247
3.50%, 4/8/2033	CHF	300,000	455,385
4.00%, 4/8/2028	CHF	576,000	795,803
4.00%, 1/6/2049	CHF	275,000	610,875
			7,509,441
THAILAND — 1.6%
Thailand Government Bond:
0.75%, 6/17/2024	THB	13,400,000	396,833
1.45%, 12/17/2024	THB	3,000,000	90,596
2.00%, 12/17/2022	THB	26,365,000	792,828
2.13%, 12/17/2026	THB	47,750,000	1,485,004
2.40%, 12/17/2023	THB	31,625,000	971,779
2.88%, 6/17/2046	THB	22,850,000	702,060
3.30%, 6/17/2038	THB	16,000,000	524,932
3.40%, 6/17/2036	THB	17,710,000	588,755
3.58%, 12/17/2027	THB	16,000,000	537,612
3.63%, 6/16/2023	THB	20,640,000	641,522
3.78%, 6/25/2032	THB	46,500,000	1,610,275
3.85%, 12/12/2025	THB	35,350,000	1,171,039
4.00%, 6/17/2066	THB	28,530,000	1,041,054
4.26%, 12/12/2037	THB	56,550,000	2,045,078
4.68%, 6/29/2044	THB	18,340,000	730,769
4.75%, 12/20/2024	THB	5,000,000	166,429
4.85%, 6/17/2061	THB	19,010,000	813,063

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
4.88%, 6/22/2029	THB	33,455,000	$1,211,887
			15,521,515
UNITED KINGDOM — 5.1%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	710,000	955,692
0.13%, 1/31/2024	GBP	470,000	629,319
0.13%, 1/30/2026	GBP	970,000	1,282,945
0.13%, 1/31/2028	GBP	200,000	259,211
0.25%, 7/31/2031	GBP	300,000	374,777
0.38%, 10/22/2030	GBP	844,000	1,079,592
0.50%, 10/22/2061	GBP	350,000	356,246
0.63%, 6/7/2025	GBP	911,000	1,234,528
0.63%, 7/31/2035	GBP	450,000	558,102
0.63%, 10/22/2050	GBP	1,050,000	1,158,098
0.75%, 7/22/2023	GBP	760,000	1,033,139
0.88%, 10/22/2029	GBP	1,368,000	1,844,912
1.00%, 4/22/2024	GBP	775,000	1,060,813
1.25%, 7/22/2027	GBP	570,000	793,801
1.25%, 10/22/2041	GBP	450,000	593,243
1.50%, 7/22/2026	GBP	920,000	1,295,074
1.50%, 7/22/2047	GBP	475,000	654,326
1.63%, 10/22/2028	GBP	1,236,000	1,765,018
1.63%, 10/22/2054	GBP	520,000	747,509
1.63%, 10/22/2071	GBP	390,000	611,482
1.75%, 9/7/2037	GBP	853,000	1,223,737
1.75%, 1/22/2049	GBP	748,000	1,089,967
1.75%, 7/22/2057	GBP	781,000	1,177,656
2.00%, 9/7/2025	GBP	775,000	1,105,789
2.25%, 9/7/2023	GBP	896,000	1,253,222
2.50%, 7/22/2065	GBP	445,000	846,761
2.75%, 9/7/2024	GBP	800,000	1,151,574
3.25%, 1/22/2044	GBP	740,000	1,352,190
3.50%, 1/22/2045	GBP	540,000	1,032,779
3.50%, 7/22/2068	GBP	460,000	1,112,658
3.75%, 7/22/2052	GBP	584,000	1,255,920
4.00%, 1/22/2060	GBP	560,000	1,369,365
4.25%, 12/7/2027	GBP	720,000	1,179,197
4.25%, 6/7/2032	GBP	830,000	1,478,524
4.25%, 3/7/2036	GBP	615,000	1,160,225
4.25%, 9/7/2039	GBP	449,000	889,072
4.25%, 12/7/2040	GBP	797,000	1,602,242
4.25%, 12/7/2046	GBP	638,000	1,379,782
4.25%, 12/7/2049	GBP	556,000	1,251,303
4.25%, 12/7/2055	GBP	515,000	1,245,722
4.50%, 9/7/2034	GBP	760,000	1,433,045
4.50%, 12/7/2042	GBP	550,000	1,168,906
4.75%, 12/7/2030	GBP	920,000	1,654,778
4.75%, 12/7/2038	GBP	590,000	1,220,886
5.00%, 3/7/2025	GBP	978,000	1,521,168
Security Description		Principal Amount	Value
6.00%, 12/7/2028	GBP	445,000	$818,464
			50,262,759
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $987,027,847)			970,108,512
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $221,049)	221,049	221,049
TOTAL INVESTMENTS — 99.2% (Cost $987,248,896)		970,329,561
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		7,557,175
NET ASSETS — 100.0%		$977,886,736
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.8% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$970,108,512	$—	$970,108,512
Short-Term Investment	221,049	—	—	221,049
TOTAL INVESTMENTS	$221,049	$970,108,512	$—	$970,329,561
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,640	$3,640	$20,172,936	$19,955,527	$—	$—	221,049	$221,049	$76
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 81.6%
AGRICULTURE — 0.3%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.00%, 8/15/2022 (a)	$6,229,000	$6,260,457
AUTO MANUFACTURERS — 6.8%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 0.28%, 2/22/2023 (a) (b)	2,304,000	2,306,281
3 Month USD LIBOR + 0.28%, 0.40%, 1/12/2024 (a)	969,000	970,453
3 Month USD LIBOR + 0.42%, 0.53%, 9/8/2023 (a)	3,893,000	3,914,373
Series MTN, 3 Month USD LIBOR + 0.29%, 0.41%, 12/10/2021 (a)	1,275,000	1,275,446
Series MTN, 3 Month USD LIBOR + 0.35%, 0.47%, 11/5/2021 (a)	4,747,000	4,748,472
Series MTN, 3 Month USD LIBOR + 0.37%, 0.50%, 5/10/2023 (a) (b)	4,510,000	4,526,056
Series MTN, 3 Month USD LIBOR + 0.45%, 0.57%, 2/15/2022 (a)	8,300,000	8,312,533
Series MTN, 3 Month USD LIBOR + 0.47%, 0.59%, 11/16/2022 (a)	1,577,000	1,583,182
Series MTN, 3 Month USD LIBOR + 0.54%, 0.67%, 6/27/2022 (a)	2,851,000	2,861,035
BMW Finance NV 3 Month USD LIBOR + 0.79%, 0.91%, 8/12/2022 (a) (c)	1,590,000	1,599,953
BMW US Capital LLC:
3 Month USD LIBOR + 0.53%, 0.66%, 4/14/2022 (a) (c)	2,928,000	2,935,115
SOFR + 0.38%, 0.43%, 8/12/2024 (a) (c)	8,000,000	8,039,680
SOFR + 0.53%, 0.58%, 4/1/2024 (a) (b) (c)	5,860,000	5,910,982
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.67%, 0.79%, 11/5/2021 (a) (c)	5,770,000	5,773,404
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 0.96%, 5/4/2023 (a) (c)	$1,736,000	$1,752,041
3 Month USD LIBOR + 0.88%, 1.01%, 2/22/2022 (a) (c)	6,150,000	6,168,696
3 Month USD LIBOR + 0.90%, 1.02%, 2/15/2022 (a) (c)	12,310,000	12,347,299
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 1.13%, 1/5/2023 (a)	1,502,000	1,512,574
3 Month USD LIBOR + 1.10%, 1.22%, 11/6/2021 (a)	1,925,000	1,926,636
3 Month USD LIBOR + 1.31%, 1.44%, 6/30/2022 (a)	4,161,000	4,191,458
3 Month USD LIBOR + 1.55%, 1.68%, 1/14/2022 (a)	5,782,000	5,802,410
SOFR + 0.76%, 0.81%, 3/8/2024 (a)	4,871,000	4,912,550
SOFR + 1.20%, 1.25%, 11/17/2023 (a)	5,297,000	5,380,534
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 0.75%, 3/8/2024 (a) (c)	3,950,000	3,951,106
3 Month USD LIBOR + 0.65%, 0.78%, 7/13/2022 (a) (c)	1,737,000	1,738,077
3 Month USD LIBOR + 0.69%, 0.82%, 9/28/2022 (a) (c)	2,076,000	2,081,232
3 Month USD LIBOR + 0.89%, 1.02%, 1/13/2022 (a) (c)	3,682,000	3,684,982
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.15%, 0.27%, 2/14/2022 (a)	5,750,000	5,752,990
SOFR + 0.26%, 0.31%, 6/18/2024 (a)	5,000,000	5,002,850
SOFR + 0.30%, 0.35%, 6/13/2022 (a)	3,000,000	3,003,750
SOFR + 0.32%, 0.37%, 4/6/2023 (a)	9,074,000	9,096,231
SOFR + 0.33%, 0.38%, 1/11/2024 (a) (b)	5,308,000	5,321,270
SOFR + 0.34%, 0.39%, 10/14/2022 (a) (b)	3,050,000	3,056,923
Series B, SOFR + 0.29%, 0.34%, 9/13/2024 (a)	5,000,000	5,004,250

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.29%, 0.43%, 10/7/2021 (a)	$6,452,000	$6,452,129
Series MTN, 3 Month USD LIBOR + 0.40%, 0.52%, 5/17/2022 (a)	1,967,000	1,971,013
Series MTN, 3 Month USD LIBOR + 0.48%, 0.59%, 9/8/2022 (a) (b)	1,753,000	1,760,065
Series MTN, 3 Month USD LIBOR + 0.69%, 0.81%, 1/11/2022 (a)	1,713,000	1,716,101
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.94%, 1.06%, 11/12/2021 (a) (c)	7,830,000	7,837,517
		166,181,649
BANKS — 49.4%
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.13%, 1/25/2022 (a) (c)	1,980,000	1,985,999
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.09%, 6/14/2023 (a) (c)	3,852,000	3,907,584
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.49%, 0.62%, 11/21/2022 (a) (c)	4,265,000	4,286,581
3 Month USD LIBOR + 0.71%, 0.84%, 5/19/2022 (a) (c)	3,264,000	3,277,905
3 Month USD LIBOR + 0.87%, 1.00%, 11/23/2021 (a) (c)	1,925,000	1,927,349
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.22%, 2/23/2023 (a) (b)	3,375,000	3,413,475
3 Month USD LIBOR + 1.12%, 1.24%, 4/12/2023 (a)	4,825,000	4,886,277
3 Month USD LIBOR + 1.56%, 1.68%, 4/11/2022 (a)	3,270,000	3,293,773
Bank of America Corp.:
3 Month USD LIBOR + 1.00%, 1.13%, 4/24/2023 (a)	16,021,000	16,104,950
SOFR + 0.69%, 0.74%, 4/22/2025 (a) (b)	10,447,000	10,538,307
SOFR + 0.73%, 0.78%, 10/24/2024 (a) (b)	15,333,000	15,474,064
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.10%, 7/23/2024 (a) (b)	$2,067,000	$2,093,375
Series MTN, 3 Month USD LIBOR + 0.79%, 0.91%, 3/5/2024 (a)	9,063,000	9,136,773
Series MTN, 3 Month USD LIBOR + 1.16%, 1.29%, 1/20/2023 (a)	5,587,000	5,605,102
Series MTN, 3 Month USD LIBOR + 1.18%, 1.31%, 10/21/2022 (a)	3,892,000	3,894,141
Bank of Montreal:
SOFR + 0.27%, 0.32%, 9/15/2023 (a)	8,000,000	8,009,280
SOFR + 0.32%, 0.37%, 7/9/2024 (a) (b)	3,900,000	3,905,148
SOFR + 0.35%, 0.40%, 12/8/2023 (a)	10,255,000	10,283,817
SOFR + 0.62%, 0.67%, 9/15/2026 (a)	5,000,000	5,013,700
SOFR + 0.68%, 0.73%, 3/10/2023 (a)	12,074,000	12,162,261
Series MTN, 3 Month USD LIBOR + 0.57%, 0.70%, 3/26/2022 (a) (b)	800,000	802,024
Series MTN, 3 Month USD LIBOR + 0.63%, 0.74%, 9/11/2022 (a)	1,315,000	1,322,246
Bank of New York Mellon Corp.:
SOFR + 0.26%, 0.31%, 4/26/2024 (a) (b)	3,284,000	3,287,251
Series MTN, 3 Month USD LIBOR + 1.05%, 1.18%, 10/30/2023 (a)	5,947,000	6,009,325
Bank of Nova Scotia:
3 Month USD LIBOR + 0.64%, 0.76%, 3/7/2022 (a)	7,664,000	7,683,850
SOFR + 0.26%, 0.31%, 9/15/2023 (a)	5,000,000	5,004,650
SOFR + 0.28%, 0.33%, 6/23/2023 (a)	13,000,000	13,009,490
SOFR + 0.55%, 0.60%, 9/15/2023 (a)	6,193,000	6,234,741
SOFR + 0.55%, 0.60%, 3/2/2026 (a)	3,934,000	3,940,963
SOFR + 0.61%, 0.66%, 9/15/2026 (a)	5,000,000	5,014,750
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.74%, 9/19/2022 (a)	2,275,000	2,287,672
Series FRN, SOFR + 0.45%, 0.50%, 4/15/2024 (a)	6,187,000	6,211,872

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 0.86%, 7/20/2022 (a) (c)	$2,810,000	$2,824,921
3 Month USD LIBOR + 0.96%, 1.09%, 7/20/2023 (a) (c)	1,763,000	1,789,251
SOFR + 0.41%, 0.46%, 2/4/2025 (a) (c) (d)	5,000,000	5,002,500
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.50%, 5/16/2024 (a)	10,141,000	10,312,383
3 Month USD LIBOR + 1.43%, 1.55%, 2/15/2023 (a)	6,454,000	6,482,978
3 Month USD LIBOR + 1.63%, 1.74%, 1/10/2023 (a)	8,401,000	8,434,688
BNG Bank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.18%, 3/11/2022 (a) (c)	11,200,000	11,201,344
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.35%, 5/22/2022 (a) (c)	7,010,000	7,061,313
3 Month USD LIBOR + 1.24%, 1.35%, 9/12/2023 (a) (c)	5,020,000	5,116,635
Series MTN, 3 Month USD LIBOR + 0.88%, 1.00%, 5/31/2022 (a)	5,595,000	5,625,493
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.72%, 0.84%, 6/16/2022 (a)	4,223,000	4,243,186
SOFR + 0.34%, 0.39%, 6/22/2023 (a) (b)	5,200,000	5,209,048
SOFR + 0.40%, 0.45%, 12/14/2023 (a) (b)	5,307,000	5,317,985
SOFR + 0.80%, 0.85%, 3/17/2023 (a)	12,514,000	12,633,008
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.77%, 9/13/2023 (a)	1,260,000	1,273,684
Capital One NA Series BKNT, 3 Month USD LIBOR + 1.15%, 1.28%, 1/30/2023 (a)	2,250,000	2,256,750
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.82%, 10/27/2022 (a)	2,500,000	2,514,075
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.02%, 1.14%, 6/1/2024 (a) (b)	$1,946,000	$1,969,663
3 Month USD LIBOR + 1.10%, 1.22%, 5/17/2024 (a)	8,244,000	8,355,129
SOFR + 0.67%, 0.72%, 5/1/2025 (a)	5,695,000	5,723,304
SOFR + 0.77%, 0.82%, 6/9/2027 (a)	3,000,000	3,004,560
SOFR + 0.87%, 0.92%, 11/4/2022 (a)	10,470,000	10,476,491
3 Month USD LIBOR + 0.95%, 1.08%, 7/24/2023 (a)	6,584,000	6,624,689
3 Month USD LIBOR + 1.07%, 1.18%, 12/8/2021 (a)	6,334,000	6,339,384
3 Month USD LIBOR + 1.43%, 1.55%, 9/1/2023 (a)	14,397,000	14,561,270
Series _, 3 Month USD LIBOR + 0.96%, 1.09%, 4/25/2022 (a)	20,294,000	20,374,364
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 0.84%, 2/14/2022 (a)	1,917,000	1,920,393
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 0.80%, 9/18/2022 (a) (c)	3,220,000	3,239,481
3 Month USD LIBOR + 0.70%, 0.82%, 3/10/2022 (a) (c)	3,170,000	3,179,193
3 Month USD LIBOR + 0.70%, 0.82%, 3/16/2023 (a) (c)	560,000	565,034
3 Month USD LIBOR + 0.82%, 0.94%, 6/4/2024 (a) (c)	125,000	127,164
SOFR + 0.40%, 0.45%, 7/7/2025 (a) (c) (d)	17,000,000	17,011,560
SOFR + 0.52%, 0.57%, 6/15/2026 (a) (c)	5,000,000	5,019,300
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 0.60%, 1/10/2023 (a)	1,120,000	1,125,846
3 Month USD LIBOR + 0.83%, 0.95%, 1/10/2022 (a)	2,205,000	2,209,829
SOFR + 0.33%, 0.35%, 1/12/2024 (a)	9,624,000	9,644,692

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 1.15%, 4/24/2023 (a) (c)	$3,571,000	$3,616,530
3 Month USD LIBOR + 1.43%, 1.55%, 1/10/2022 (a) (c)	2,817,000	2,827,705
Credit Suisse AG:
SOFR + 0.39%, 0.44%, 2/2/2024 (a)	15,895,000	15,923,293
Series FRN, SOFR + 0.38%, 0.43%, 8/9/2023 (a)	4,800,000	4,815,456
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.32%, 12/14/2023 (a) (c)	985,000	995,254
3 Month USD LIBOR + 1.24%, 1.35%, 6/12/2024 (a) (c)	1,505,000	1,527,695
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.17%, 9/12/2023 (a) (c)	2,354,000	2,378,717
DBS Group Holdings, Ltd. 3 Month USD LIBOR + 0.62%, 0.75%, 7/25/2022 (a) (b) (c)	2,964,000	2,974,967
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.31%, 11/16/2022 (a)	3,941,000	3,971,503
3 Month USD LIBOR + 1.23%, 1.35%, 2/27/2023 (a)	3,161,000	3,190,935
DNB Bank ASA 3 Month USD LIBOR + 0.62%, 0.74%, 12/2/2022 (a) (c)	2,900,000	2,918,879
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 0.48%, 5/21/2024 (a) (c)	4,250,000	4,262,707
Fifth Third Bank NA Series MTN, 3 Month USD LIBOR + 0.64%, 0.77%, 2/1/2022 (a)	1,625,000	1,628,234
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.88%, 2/23/2023 (a)	20,933,000	21,096,277
3 Month USD LIBOR + 0.78%, 0.91%, 10/31/2022 (a)	9,348,000	9,352,674
3 Month USD LIBOR + 1.00%, 1.13%, 7/24/2023 (a)	2,931,000	2,951,136
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.05%, 1.17%, 6/5/2023 (a)	$7,457,000	$7,500,996
SOFR + 0.43%, 0.48%, 3/8/2023 (a)	15,398,000	15,405,545
SOFR + 0.50%, 0.55%, 9/10/2024 (a) (b)	6,000,000	6,003,420
SOFR + 0.58%, 0.63%, 3/8/2024 (a)	7,340,000	7,352,405
Series FRN, SOFR + 0.41%, 0.46%, 1/27/2023 (a)	10,064,000	10,068,328
Series FRN, SOFR + 0.54%, 0.59%, 11/17/2023 (a)	4,491,000	4,502,722
Series MTN, 3 Month USD LIBOR + 1.60%, 1.72%, 11/29/2023 (a)	11,017,000	11,330,984
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.12%, 5/18/2024 (a)	19,134,000	19,346,961
3 Month USD LIBOR + 1.23%, 1.34%, 3/11/2025 (a)	3,806,000	3,879,418
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.13%, 10/2/2023 (a) (b)	3,500,000	3,550,890
3 Month USD LIBOR + 1.15%, 1.28%, 3/29/2022 (a)	8,589,000	8,635,295
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.87%, 4/23/2024 (a)	1,700,000	1,713,634
3 Month USD LIBOR + 0.89%, 1.03%, 7/23/2024 (a)	7,978,000	8,081,315
3 Month USD LIBOR + 0.90%, 1.03%, 4/25/2023 (a)	11,314,000	11,375,209
3 Month USD LIBOR + 1.00%, 1.13%, 1/15/2023 (a)	3,552,000	3,561,235
3 Month USD LIBOR + 1.23%, 1.36%, 10/24/2023 (a)	18,130,000	18,340,308
SOFR + 0.54%, 0.59%, 6/1/2025 (a)	6,500,000	6,527,560
SOFR + 0.58%, 0.63%, 3/16/2024 (a)	6,551,000	6,580,086
SOFR + 0.77%, 0.82%, 9/22/2027 (a)	3,000,000	3,015,390
Series FRN, SOFR + 0.58%, 0.63%, 6/23/2025 (a)	7,000,000	7,031,290

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.85%, 0.97%, 1/10/2025 (a)	$674,000	$682,405
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 0.83%, 10/2/2022 (a) (c)	2,840,000	2,850,110
KeyBank NA:
SOFR + 0.32%, 0.37%, 6/14/2024 (a)	1,000,000	1,001,290
SOFR + 0.34%, 0.39%, 1/3/2024 (a)	1,000,000	1,001,630
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.79%, 2/1/2022 (a)	1,000,000	1,001,830
Macquarie Bank, Ltd. 3 Month USD LIBOR + 0.45%, 0.58%, 11/24/2021 (a) (c)	1,200,000	1,200,648
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.14%, 11/28/2023 (a) (b) (c)	8,505,000	8,576,527
3 Month USD LIBOR + 1.35%, 1.48%, 3/27/2024 (a) (c)	1,745,000	1,771,472
SOFR + 0.92%, 0.97%, 9/23/2027 (a) (c)	3,000,000	3,017,370
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.70%, 0.82%, 3/7/2022 (a)	1,738,000	1,742,658
3 Month USD LIBOR + 0.74%, 0.86%, 3/2/2023 (a)	4,675,000	4,712,914
3 Month USD LIBOR + 0.79%, 0.92%, 7/25/2022 (a)	7,400,000	7,442,846
3 Month USD LIBOR + 0.86%, 0.99%, 7/26/2023 (a)	12,269,000	12,421,994
3 Month USD LIBOR + 0.92%, 1.05%, 2/22/2022 (a)	3,870,000	3,883,042
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 0.72%, 9/8/2024 (a)	1,770,000	1,778,071
3 Month USD LIBOR + 0.63%, 0.76%, 5/25/2024 (a)	8,381,000	8,431,035
3 Month USD LIBOR + 0.79%, 0.91%, 3/5/2023 (a)	5,944,000	5,998,269
3 Month USD LIBOR + 0.84%, 0.97%, 7/16/2023 (a)	2,290,000	2,301,198
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 0.96%, 9/13/2023 (a)	$2,875,000	$2,892,221
3 Month USD LIBOR + 0.88%, 0.99%, 9/11/2022 (a) (b)	11,922,000	12,009,031
3 Month USD LIBOR + 0.94%, 1.06%, 2/28/2022 (a)	12,674,000	12,720,133
3 Month USD LIBOR + 1.00%, 1.11%, 9/11/2024 (a)	2,511,000	2,543,944
Series ., 3 Month USD LIBOR + 0.99%, 1.11%, 7/10/2024 (a) (b)	2,850,000	2,883,687
Morgan Stanley:
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.35%, 5/8/2024 (a) (b)	9,109,000	9,257,932
Series GMTN, SOFR + 0.70%, 0.75%, 1/20/2023 (a)	27,739,000	27,786,988
Series MTN, 3 Month USD LIBOR + 1.40%, 1.53%, 10/24/2023 (a)	18,476,000	18,711,199
MUFG Union Bank NA:
SOFR + 0.71%, 0.76%, 12/9/2022 (a)	2,150,000	2,162,814
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.72%, 3/7/2022 (a)	2,713,000	2,717,829
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 0.52%, 12/13/2022 (a) (c)	6,350,000	6,375,781
3 Month USD LIBOR + 0.60%, 0.72%, 4/12/2023 (a) (c)	955,000	962,306
3 Month USD LIBOR + 0.71%, 0.83%, 11/4/2021 (a) (c)	4,681,000	4,683,949
3 Month USD LIBOR + 0.72%, 0.85%, 5/22/2022 (a) (c)	3,835,000	3,852,027
3 Month USD LIBOR + 0.89%, 1.01%, 1/10/2022 (a) (c)	3,505,000	3,513,061
National Bank of Canada:
SOFR + 0.30%, 0.35%, 5/16/2023 (a)	1,040,000	1,040,749
SOFR + 0.49%, 0.54%, 8/6/2024 (a)	5,750,000	5,768,285
NatWest Markets PLC:
SOFR + 0.53%, 0.58%, 8/12/2024 (a) (b) (c)	1,740,000	1,746,334
SOFR + 0.76%, 0.81%, 9/29/2026 (a) (c)	5,000,000	5,007,500

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.66%, 1.71%, 9/29/2022 (a) (c)	$2,000,000	$2,028,500
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 0.55%, 12/9/2022 (a) (b)	6,667,000	6,671,267
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.45%, 2/24/2023 (a)	8,400,000	8,408,148
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.63%, 7/27/2022 (a)	4,505,000	4,521,849
Royal Bank of Canada:
SOFR + 0.30%, 0.35%, 1/19/2024 (a)	4,999,000	5,005,399
SOFR + 0.36%, 0.41%, 7/29/2024 (a)	6,000,000	6,013,200
SOFR + 0.45%, 0.50%, 10/26/2023 (a)	14,289,000	14,363,731
SOFR + 0.53%, 0.58%, 1/20/2026 (a)	770,000	771,309
SOFR + 0.57%, 0.62%, 4/27/2026 (a)	6,564,000	6,586,186
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.49%, 1/17/2023 (a)	2,166,000	2,173,689
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.60%, 4/29/2022 (a)	2,359,000	2,364,709
Series GMTN, 3 Month USD LIBOR + 0.73%, 0.85%, 2/1/2022 (a)	3,425,000	3,433,015
Series GMTN, SOFR + 0.40%, 0.45%, 8/5/2022 (a) (b)	3,647,000	3,656,701
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.59%, 5/15/2023 (a) (b)	16,245,000	16,377,559
3 Month USD LIBOR + 1.55%, 1.68%, 6/25/2024 (a)	4,923,000	5,023,872
Santander UK PLC 3 Month USD LIBOR + 0.66%, 0.78%, 11/15/2021 (a)	3,655,000	3,657,339
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 0.44%, 9/1/2023 (a) (c)	2,186,000	2,192,449
3 Month USD LIBOR + 0.65%, 0.76%, 12/12/2022 (a) (c)	3,520,000	3,542,986
Security Description	Principal Amount	Value
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 1.28%, 1/20/2023 (a) (c)	$5,285,000	$5,300,009
SOFR + 1.25%, 1.30%, 10/14/2023 (a) (c)	4,000,000	4,036,480
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.87%, 10/18/2022 (a) (b)	5,371,000	5,408,812
3 Month USD LIBOR + 0.74%, 0.87%, 1/17/2023 (a)	4,127,000	4,159,645
3 Month USD LIBOR + 0.78%, 0.90%, 7/12/2022 (a) (b)	2,805,000	2,820,175
3 Month USD LIBOR + 0.80%, 0.93%, 10/16/2023 (a)	3,493,000	3,534,811
3 Month USD LIBOR + 0.86%, 0.99%, 7/19/2023 (a)	3,414,000	3,455,173
3 Month USD LIBOR + 1.14%, 1.27%, 10/19/2021 (a)	9,428,000	9,432,431
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.44%, 0.49%, 9/16/2024 (a) (b) (c)	7,000,000	7,011,270
Swedbank AB 3 Month USD LIBOR + 0.70%, 0.82%, 3/14/2022 (a) (c)	3,625,000	3,635,295
Toronto-Dominion Bank:
SOFR + 0.22%, 0.27%, 6/2/2023 (a)	4,500,000	4,503,375
SOFR + 0.24%, 0.29%, 1/6/2023 (a)	6,970,000	6,979,270
SOFR + 0.35%, 0.40%, 9/10/2024 (a)	7,000,000	7,012,880
SOFR + 0.36%, 0.41%, 3/4/2024 (a) (b)	5,328,000	5,339,402
SOFR + 0.45%, 0.50%, 9/28/2023 (a)	7,175,000	7,221,207
SOFR + 0.59%, 0.64%, 9/10/2026 (a)	5,000,000	5,019,900
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.77%, 7/19/2023 (a)	744,000	750,875
Series MTN, 3 Month USD LIBOR + 0.53%, 0.65%, 12/1/2022 (a)	1,368,000	1,375,538
Series MTN, SOFR + 0.48%, 0.53%, 1/27/2023 (a)	8,675,000	8,713,517

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Truist Bank:
SOFR + 0.20%, 0.25%, 1/17/2024 (a)	$10,000,000	$10,006,200
SOFR + 0.73%, 0.78%, 3/9/2023 (a)	150,000	151,097
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.71%, 5/17/2022 (a)	1,842,000	1,847,600
Truist Financial Corp.:
SOFR + 0.40%, 0.45%, 6/9/2025 (a)	12,582,000	12,607,919
Series MTN, 3 Month USD LIBOR + 0.65%, 0.78%, 4/1/2022 (a)	7,048,000	7,061,955
UBS AG:
SOFR + 0.32%, 0.37%, 6/1/2023 (a) (b) (c)	10,250,000	10,272,755
SOFR + 0.36%, 0.41%, 2/9/2024 (a) (c)	13,005,000	13,049,867
SOFR + 0.45%, 0.50%, 8/9/2024 (a) (c)	8,000,000	8,048,160
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.07%, 8/15/2023 (a) (c)	5,015,000	5,050,306
3 Month USD LIBOR + 1.22%, 1.35%, 5/23/2023 (a) (b) (c)	8,272,000	8,318,406
3 Month USD LIBOR + 1.53%, 1.66%, 2/1/2022 (a) (c)	2,315,000	2,326,135
UniCredit SpA 3 Month USD LIBOR + 3.90%, 4.03%, 1/14/2022 (a) (c)	5,122,000	5,170,044
US Bank NA:
3 Month USD LIBOR + 0.40%, 0.52%, 12/9/2022 (a)	6,107,000	6,131,123
Series BKNT, 3 Month USD LIBOR + 0.18%, 0.31%, 1/21/2022 (a)	10,656,000	10,659,197
Series BKNT, 3 Month USD LIBOR + 0.38%, 0.50%, 11/16/2021 (a)	980,000	980,069
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.57%, 5/23/2022 (a)	4,650,000	4,660,927
Wells Fargo & Co.:
3 Month USD LIBOR + 1.11%, 1.24%, 1/24/2023 (a)	7,248,000	7,271,773
3 Month USD LIBOR + 1.23%, 1.36%, 10/31/2023 (a)	13,611,000	13,785,221
Security Description	Principal Amount	Value
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 0.52%, 1/13/2023 (a)	$7,585,000	$7,619,360
3 Month USD LIBOR + 0.57%, 0.69%, 1/11/2023 (a)	3,714,000	3,739,329
3 Month USD LIBOR + 0.71%, 0.84%, 6/28/2022 (a) (b)	3,759,000	3,777,720
3 Month USD LIBOR + 0.72%, 0.84%, 5/15/2023 (a)	2,932,000	2,961,906
3 Month USD LIBOR + 0.77%, 0.89%, 2/26/2024 (a)	1,325,000	1,343,709
3 Month USD LIBOR + 0.85%, 0.97%, 1/11/2022 (a) (b)	4,489,000	4,499,280
SOFR + 0.52%, 0.57%, 6/3/2026 (a)	8,799,000	8,857,777
		1,206,165,123
BEVERAGES — 0.1%
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.49%, 5/2/2022 (a)	2,439,000	2,443,756
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.65%, 9/29/2023 (a)	4,095,000	4,095,614
CHEMICALS — 0.3%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.23%, 11/15/2023 (a)	2,404,000	2,449,387
LYB International Finance III LLC 3 Month USD LIBOR + 1.00%, 1.13%, 10/1/2023 (a)	3,975,000	3,976,948
		6,426,335
COMPUTERS — 0.6%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.48%, 5/11/2022 (a)	6,366,000	6,378,986
3 Month USD LIBOR + 0.50%, 0.63%, 2/9/2022 (a)	8,208,000	8,222,364

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp. 3 Month USD LIBOR + 0.58%, 0.70%, 11/6/2021 (a) (b)	$405,000	$405,219
		15,006,569
DIVERSIFIED FINANCIAL SERVICES — 2.5%
AIG Global Funding SOFR + 0.38%, 0.43%, 12/15/2023 (a) (c)	2,000,000	2,002,100
Air Lease Corp. 3 Month USD LIBOR + 0.35%, 0.47%, 12/15/2022 (a)	2,940,000	2,942,822
American Express Co.:
3 Month USD LIBOR + 0.60%, 0.72%, 11/5/2021 (a)	11,889,000	11,889,000
3 Month USD LIBOR + 0.61%, 0.74%, 8/1/2022 (a)	2,224,000	2,232,718
3 Month USD LIBOR + 0.62%, 0.75%, 5/20/2022 (a)	10,780,000	10,812,987
3 Month USD LIBOR + 0.65%, 0.77%, 2/27/2023 (a)	1,247,000	1,255,642
3 Month USD LIBOR + 0.75%, 0.87%, 8/3/2023 (a) (b)	3,005,000	3,037,424
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.82%, 3/3/2022 (a)	1,293,000	1,295,767
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 1.26%, 9/26/2023 (a) (c)	2,000,000	2,005,280
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 0.85%, 1/30/2023 (a)	2,320,000	2,335,730
3 Month USD LIBOR + 0.95%, 1.07%, 3/9/2022 (a)	5,507,000	5,523,851
Charles Schwab Corp.:
SOFR + 0.50%, 0.55%, 3/18/2024 (a)	12,245,000	12,329,368
SOFR + 0.52%, 0.57%, 5/13/2026 (a) (b)	3,817,000	3,834,253
		61,496,942
Security Description	Principal Amount	Value
ELECTRIC — 3.1%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 0.61%, 11/1/2023 (a) (b)	$4,742,000	$4,746,315
CenterPoint Energy, Inc. SOFR + 0.65%, 0.70%, 5/13/2024 (a) (b)	3,866,000	3,874,428
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 0.65%, 9/15/2023 (a)	6,814,000	6,815,158
Duke Energy Corp.:
3 Month USD LIBOR + 0.65%, 0.76%, 3/11/2022 (a)	4,681,000	4,691,532
SOFR + 0.25%, 0.30%, 6/10/2023 (a)	3,100,000	3,098,853
Eversource Energy Series T, SOFR + 0.25%, 0.30%, 8/15/2023 (a)	4,000,000	4,000,120
Florida Power & Light Co. SOFR + 0.25%, 0.30%, 5/10/2023 (a)	8,596,000	8,596,860
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.27%, 0.40%, 2/22/2023 (a)	14,781,000	14,782,774
3 Month USD LIBOR + 0.72%, 0.85%, 2/25/2022 (a)	2,744,000	2,750,366
SOFR + 0.54%, 0.59%, 3/1/2023 (a)	4,194,000	4,209,224
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.60%, 6/16/2022 (a)	4,233,000	4,236,556
PPL Electric Utilities Corp. SOFR + 0.33%, 0.38%, 6/24/2024 (a)	7,000,000	7,006,090
Southern California Edison Co.:
SOFR + 0.64%, 0.69%, 4/3/2023 (a) (b)	3,150,000	3,157,277
SOFR + 0.83%, 0.88%, 4/1/2024 (a)	4,390,000	4,403,389
		76,368,942
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 0.50%, 8/8/2022 (a)	4,471,000	4,483,921

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 0.1%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.14%, 10/17/2023 (a)	$2,844,000	$2,892,234
GAS — 0.5%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 0.50%, 3/9/2023 (a)	1,995,000	1,995,239
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 0.62%, 3/2/2023 (a)	5,355,000	5,355,696
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.72%, 3/11/2023 (a) (b)	2,704,000	2,703,946
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 0.47%, 9/14/2023 (a)	899,000	898,587
		10,953,468
HEALTH CARE SERVICES — 0.1%
Roche Holdings, Inc. SOFR + 0.24%, 0.29%, 3/5/2024 (a) (b) (c)	2,800,000	2,803,808
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.69%, 6/24/2022 (a) (c)	5,369,000	5,388,597
INSURANCE — 5.1%
Athene Global Funding:
3 Month USD LIBOR + 1.23%, 1.36%, 7/1/2022 (a) (b) (c)	3,095,000	3,118,770
SOFR + 0.56%, 0.61%, 8/19/2024 (a) (c)	3,000,000	3,003,840
SOFR + 0.70%, 0.75%, 5/24/2024 (a) (c)	17,348,000	17,430,230
Brighthouse Financial Global Funding SOFR + 0.76%, 0.81%, 4/12/2024 (a) (c)	2,000,000	2,014,560
Equitable Financial Life Global Funding SOFR + 0.39%, 0.44%, 4/6/2023 (a) (c)	3,050,000	3,055,276
GA Global Funding Trust SOFR + 0.50%, 0.55%, 9/13/2024 (a) (c)	4,000,000	4,012,320
Security Description	Principal Amount	Value
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.73%, 0.86%, 6/27/2022 (a) (c)	$3,202,000	$3,217,242
SOFR + 0.60%, 0.65%, 1/6/2023 (a) (c)	6,000,000	6,030,000
MassMutual Global Funding II:
3 Month USD LIBOR + 0.15%, 0.29%, 1/7/2022 (a) (c)	3,700,000	3,701,110
SOFR + 0.36%, 0.41%, 4/12/2024 (a) (b) (c)	4,500,000	4,516,695
MET Tower Global Funding SOFR + 0.55%, 0.60%, 1/17/2023 (a) (c)	4,950,000	4,974,255
Metropolitan Life Global Funding I:
SOFR + 0.30%, 0.35%, 9/27/2024 (a) (c)	5,000,000	5,006,000
SOFR + 0.32%, 0.37%, 1/7/2024 (a) (c)	9,700,000	9,726,481
SOFR + 0.57%, 0.62%, 1/13/2023 (a) (c)	6,265,000	6,298,580
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 0.40%, 1/10/2023 (a) (c)	3,365,000	3,374,186
3 Month USD LIBOR + 0.28%, 0.41%, 1/21/2022 (a) (c)	6,820,000	6,825,524
3 Month USD LIBOR + 0.44%, 0.56%, 7/12/2022 (a) (c)	2,016,000	2,022,411
3 Month USD LIBOR + 0.52%, 0.64%, 6/10/2022 (a) (c)	2,150,000	2,157,762
SOFR + 0.22%, 0.27%, 2/2/2023 (a) (c)	8,100,000	8,107,128
SOFR + 0.31%, 0.36%, 4/26/2024 (a) (c)	5,500,000	5,514,245
SOFR + 0.36%, 0.41%, 10/21/2023 (a) (c)	2,850,000	2,859,861
SOFR + 0.48%, 0.53%, 6/9/2026 (a) (c)	3,200,000	3,211,040
Northwestern Mutual Global Funding SOFR + 0.33%, 0.38%, 3/25/2024 (a) (c)	3,000,000	3,006,240
Pacific Life Global Funding II SOFR + 0.62%, 0.67%, 6/4/2026 (a) (c)	5,000,000	5,030,350
Principal Life Global Funding II:
3 Month USD LIBOR + 0.40%, 0.54%, 10/6/2021 (a) (c)	124,000	124,002

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.38%, 0.43%, 8/23/2024 (a) (c)	$4,000,000	$4,006,680
SOFR + 0.45%, 0.50%, 4/12/2024 (a) (c)	2,799,000	2,806,977
		125,151,765
INTERNET — 0.6%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.00%, 1/30/2023 (a)	2,659,000	2,686,600
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 0.56%, 11/1/2021 (a)	4,043,000	4,043,162
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.74%, 1/19/2023 (a) (b) (c)	2,300,000	2,299,816
3 Month USD LIBOR + 0.91%, 1.03%, 4/11/2024 (a) (c)	1,500,000	1,507,335
Class REGs, 3 Month USD LIBOR + 0.91%, 1.03%, 4/11/2024 (a)	2,175,000	2,185,636
Class REGS, 3 Month USD LIBOR + 0.61%, 0.74%, 1/19/2023 (a)	1,690,000	1,689,865
		14,412,414
LODGING — 0.2%
Hyatt Hotels Corp. SOFR + 1.05%, 1.10%, 10/1/2023 (a) (d)	4,000,000	4,004,200
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
SOFR + 0.15%, 0.20%, 11/17/2022 (a) (b)	8,127,000	8,128,219
SOFR + 0.25%, 0.30%, 5/17/2024 (a) (b)	5,536,000	5,544,193
SOFR + 0.27%, 0.32%, 9/13/2024 (a)	7,000,000	7,006,860
Series MTN, 3 Month USD LIBOR + 0.20%, 0.32%, 11/12/2021 (a)	5,434,000	5,435,141
Series MTN, 3 Month USD LIBOR + 0.74%, 0.86%, 5/13/2022 (a)	1,735,000	1,742,582
		27,856,995
MACHINERY-DIVERSIFIED — 0.5%
John Deere Capital Corp.:
SOFR + 0.12%, 0.17%, 7/10/2023 (a)	3,000,000	3,003,450
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.67%, 6/7/2023 (a)	$1,907,000	$1,923,476
Series MTN, 3 Month USD LIBOR + 0.48%, 0.59%, 9/8/2022 (a)	2,916,000	2,929,239
Series MTN, 3 Month USD LIBOR + 0.49%, 0.60%, 6/13/2022 (a)	1,790,000	1,795,764
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.59%, 4/5/2023 (a)	3,383,000	3,380,361
		13,032,290
MEDIA — 1.0%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.78%, 2/1/2024 (a)	6,998,000	7,192,334
Comcast Corp.:
3 Month USD LIBOR + 0.44%, 0.58%, 10/1/2021 (a)	3,861,000	3,861,000
3 Month USD LIBOR + 0.63%, 0.76%, 4/15/2024 (a)	3,361,000	3,402,038
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.51%, 3/4/2022 (a)	5,576,000	5,583,974
Walt Disney Co. 3 Month USD LIBOR + 0.39%, 0.51%, 9/1/2022 (a)	3,226,000	3,235,388
		23,274,734
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.42%, 2/14/2024 (a) (b)	2,092,000	2,099,971
General Electric Co.:
3 Month USD LIBOR + 0.38%, 0.50%, 5/5/2026 (a)	1,493,000	1,476,069
Series NOTZ, 3 Month USD LIBOR + 1.00%, 1.12%, 3/15/2023 (a)	1,505,000	1,520,938
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.61%, 0.73%, 3/16/2022 (a) (c)	4,482,000	4,495,715

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.43%, 0.48%, 3/11/2024 (a) (c)	$3,000,000	$3,020,220
		12,612,913
OIL & GAS — 1.6%
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.60%, 3/3/2022 (a)	2,857,000	2,862,343
3 Month USD LIBOR + 0.53%, 0.65%, 11/15/2021 (a)	1,419,000	1,419,880
3 Month USD LIBOR + 0.90%, 1.03%, 5/11/2023 (a)	3,265,000	3,309,175
Series _, 3 Month USD LIBOR + 0.53%, 0.65%, 3/3/2022 (a)	3,626,000	3,633,651
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 0.23%, 8/12/2022 (a) (b)	3,100,000	3,102,666
3 Month USD LIBOR + 0.20%, 0.33%, 8/11/2023 (a) (b)	3,758,000	3,766,643
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.02%, 5/15/2022 (a)	3,881,000	3,901,375
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.45%, 8/16/2022 (a)	6,500,000	6,517,550
3 Month USD LIBOR + 0.37%, 0.49%, 3/6/2022 (a)	2,866,000	2,870,270
Phillips 66 3 Month USD LIBOR + 0.62%, 0.74%, 2/15/2024 (a) (b)	2,691,000	2,692,346
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.52%, 11/13/2023 (a)	4,061,000	4,086,016
		38,161,915
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
3 Month USD LIBOR + 0.46%, 0.59%, 11/19/2021 (a)	7,569,000	7,570,665
3 Month USD LIBOR + 0.65%, 0.78%, 11/21/2022 (a)	5,052,000	5,084,181
Security Description	Principal Amount	Value
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 0.79%, 8/17/2023 (a)	$2,414,000	$2,437,247
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.13%, 12/15/2023 (a) (c)	8,739,000	8,843,868
Becton Dickinson & Co. 3 Month USD LIBOR + 1.03%, 1.15%, 6/6/2022 (a)	4,039,000	4,062,022
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.50%, 5/16/2022 (a)	6,168,000	6,181,570
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 0.89%, 6/15/2022 (a)	2,684,000	2,695,917
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.02%, 7/15/2023 (a)	5,441,000	5,511,243
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.45%, 9/15/2023 (a)	2,054,000	2,061,785
		44,448,498
PIPELINES — 0.4%
Enbridge, Inc.:
3 Month USD LIBOR + 0.50%, 0.62%, 2/18/2022 (a)	5,619,000	5,626,698
SOFR + 0.40%, 0.45%, 2/17/2023 (a)	5,097,000	5,109,233
		10,735,931
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Public Storage SOFR + 0.47%, 0.52%, 4/23/2024 (a)	6,009,000	6,016,271
RETAIL — 0.5%
7-Eleven, Inc. 3 Month USD LIBOR + 0.45%, 0.58%, 8/10/2022 (a) (b) (c)	6,423,000	6,424,477
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.43%, 3/1/2022 (a)	1,526,000	1,527,969

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 0.56%, 10/28/2021 (a)	$4,499,000	$4,500,215
		12,452,661
SEMICONDUCTORS — 0.5%
Analog Devices, Inc. SOFR + 0.25%, 0.30%, 10/1/2024 (a) (d)	3,000,000	3,004,050
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.48%, 5/11/2022 (a) (b)	5,379,000	5,388,575
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 0.86%, 1/30/2023 (a)	3,387,000	3,415,891
		11,808,516
TELECOMMUNICATIONS — 2.8%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 1.29%, 6/12/2024 (a)	12,469,000	12,774,615
SOFR + 0.64%, 0.69%, 3/25/2024 (a)	6,283,000	6,293,367
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.73%, 3/22/2022 (a)	5,681,000	5,692,475
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.22%, 5/15/2025 (a)	11,480,000	11,786,401
SOFR + 0.50%, 0.55%, 3/22/2024 (a)	6,690,000	6,748,805
SOFR + 0.79%, 0.84%, 3/20/2026 (a)	7,495,000	7,622,865
3 Month USD LIBOR + 1.00%, 1.12%, 3/16/2022 (a)	12,603,000	12,657,445
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.12%, 1/16/2024 (a)	3,878,000	3,942,569
		67,518,542
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.38%, 0.50%, 5/16/2022 (a)	2,763,000	2,768,498
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.45%, 0.58%, 4/1/2023 (a)	$4,838,000	$4,865,625
		7,634,123
TRUCKING & LEASING — 0.0%
GATX Corp. 3 Month USD LIBOR + 0.72%, 0.84%, 11/5/2021 (a)	867,000	867,512
TOTAL CORPORATE BONDS & NOTES (Cost $1,985,827,772)		1,990,956,695
FOREIGN GOVERNMENT OBLIGATIONS — 17.9%
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 0.13%, 12/15/2021 (a)	35,872,000	35,872,717
SOFR + 1.00%, 1.05%, 6/16/2026 (a)	3,000,000	3,117,480
SOFR + 1.00%, 1.05%, 8/27/2026 (a)	11,000,000	11,446,160
Asian Infrastructure Investment Bank SOFR + 0.22%, 0.27%, 4/15/2026 (a) (c)	3,000,000	3,005,760
BNG Bank NV Series 144A, SOFR + 1.00%, 1.05%, 8/5/2026 (a) (c)	5,000,000	5,192,900
CPPIB Capital, Inc. Series 144A, SOFR + 1.25%, 1.30%, 3/11/2026 (a) (c)	8,000,000	8,365,200
European Bank for Reconstruction & Development:
SOFR + 0.19%, 0.24%, 4/14/2026 (a) (b)	6,000,000	6,005,520
SOFR + 0.26%, 0.31%, 8/19/2022 (a)	17,500,000	17,530,625
SOFR + 0.26%, 0.31%, 3/13/2023 (a)	7,000,000	7,016,660
SOFR + 0.28%, 0.33%, 10/15/2024 (a)	9,655,000	9,701,344
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.14%, 5/11/2022 (a) (b)	12,112,000	12,113,090
European Investment Bank:
3 Month USD LIBOR + 0.10%, 0.23%, 1/19/2023 (a) (c)	8,758,000	8,770,611
SOFR + 0.25%, 0.30%, 1/30/2023 (a) (c)	7,500,000	7,515,525

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.28%, 0.33%, 3/5/2024 (a) (c)	$10,500,000	$10,544,310
SOFR + 0.29%, 0.34%, 6/10/2022 (a) (c)	10,950,000	10,967,082
SOFR + 1.00%, 1.05%, 1/21/2026 (a) (c)	16,100,000	16,683,786
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.66%, 6/25/2022 (a)	2,320,000	2,325,545
3 Month USD LIBOR + 0.78%, 0.89%, 6/1/2023 (a)	4,925,000	4,972,378
3 Month USD LIBOR + 0.93%, 1.05%, 11/1/2022 (a)	7,890,000	7,953,436
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.00%, 1/25/2022 (a)	4,900,000	4,910,780
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.15%, 3/15/2022 (a)	7,900,000	7,900,869
SOFR + 0.17%, 0.22%, 9/16/2026 (a)	5,000,000	5,001,250
SOFR + 0.20%, 0.25%, 2/10/2026 (a) (b)	17,100,000	17,124,966
SOFR + 0.25%, 0.30%, 2/4/2025 (a)	7,600,000	7,629,412
SOFR + 0.26%, 0.31%, 9/16/2022 (a)	13,200,000	13,223,892
Series GDIF, 3 Month USD LIBOR + 0.00%, 0.13%, 1/15/2022 (a)	23,400,000	23,401,170
Series GMTN, 3 Month USD LIBOR - 0.02%, 0.11%, 10/25/2021 (a)	6,490,000	6,490,130
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.20%, 7/15/2022 (a)	10,520,000	10,526,522
International Bank for Reconstruction & Development:
SOFR + 0.13%, 0.18%, 1/13/2023 (a)	23,300,000	23,315,145
SOFR + 0.31%, 0.36%, 9/18/2025 (a)	14,250,000	14,342,340
Series GDIF, SOFR + 0.30%, 0.35%, 8/6/2024 (a)	13,000,000	13,068,640
Series GDIF, SOFR + 0.39%, 0.44%, 6/17/2024 (a)	5,600,000	5,642,672
International Finance Corp.:
SOFR + 0.09%, 0.14%, 6/30/2023 (a)	10,000,000	9,997,200
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.19%, 12/15/2022 (a)	$14,055,000	$14,066,385
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.30%, 12/15/2021 (a)	8,142,000	8,145,175
Kommunalbanken A/S Series 144A, SOFR + 0.16%, 0.21%, 10/27/2023 (a) (c)	5,000,000	5,003,550
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.61%, 10/1/2022 (a)	2,940,000	2,949,320
3 Month USD LIBOR + 0.71%, 0.83%, 2/27/2022 (a)	4,505,000	4,512,884
3 Month USD LIBOR + 0.73%, 0.86%, 7/6/2022 (a)	1,495,000	1,501,593
SOFR + 0.25%, 0.30%, 3/9/2024 (a)	5,000,000	4,994,250
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.47%, 2/18/2023 (a)	500,000	501,120
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 1.05%, 2/12/2024 (a)	5,000,000	5,107,400
Landwirtschaftliche Rentenbank 3 Month USD LIBOR + 0.04%, 0.16%, 1/12/2022 (a) (c)	4,619,000	4,619,647
Nederlandse Waterschapsbank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.19%, 12/15/2021 (a) (c)	22,120,000	22,123,318
Nordic Investment Bank SOFR + 1.00%, 1.05%, 5/12/2026 (a)	6,000,000	6,232,440
Svensk Exportkredit AB SOFR + 1.00%, 1.05%, 5/25/2023 (a)	5,500,000	5,579,915
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $436,838,485)		437,012,114
Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	57,705,455	57,716,997

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	40,582,118	$40,582,118
TOTAL SHORT-TERM INVESTMENTS (Cost $98,299,115)		98,299,115
TOTAL INVESTMENTS — 103.5% (Cost $2,520,965,372)		2,526,267,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(84,691,200)
NET ASSETS — 100.0%		$2,441,576,724
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.7% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,990,956,695	$—	$1,990,956,695
Foreign Government Obligations	—	437,012,114	—	437,012,114
Short-Term Investments	98,299,115	—	—	98,299,115
TOTAL INVESTMENTS	$98,299,115	$2,427,968,809	$—	$2,526,267,924
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	52,245,493	$52,261,166	$214,986,203	$209,527,265	$(3,045)	$(62)	57,705,455	$57,716,997	$3,369
State Street Navigator Securities Lending Portfolio II	38,337,395	38,337,395	77,762,990	75,518,267	—	—	40,582,118	40,582,118	14,381
Total		$90,598,561	$292,749,193	$285,045,532	$(3,045)	$(62)		$98,299,115	$17,750
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
ADVERTISING — 0.2%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$6,351,000	$6,616,408
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a)	2,303,000	2,435,837
		9,052,245
AEROSPACE & DEFENSE — 3.6%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	9,011,000	9,454,972
7.50%, 12/1/2024 (a)	8,663,000	8,988,989
7.50%, 3/15/2025 (a)	15,078,000	15,410,771
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	6,862,000	7,057,979
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	8,719,000	9,614,616
6.88%, 5/1/2025	409,000	478,575
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	7,937,000	8,054,785
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	4,467,000	4,722,736
7.50%, 4/15/2025 (a)	12,297,000	13,021,539
SSL Robotics LLC 9.75%, 12/31/2023 (a)	6,258,000	6,800,694
TransDigm UK Holdings PLC 6.88%, 5/15/2026	1,464,000	1,542,690
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	38,766,000	40,538,769
6.38%, 6/15/2026	8,437,000	8,714,746
7.50%, 3/15/2027	262,000	275,760
8.00%, 12/15/2025 (a)	18,869,000	20,096,428
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	8,812,000	8,819,138
7.75%, 8/15/2025	4,312,000	4,260,385
8.88%, 6/1/2024 (a)	6,649,000	7,311,440
		175,165,012
AIRLINES — 3.2%
Air Canada 3.88%, 8/15/2026 (a)	8,614,000	8,699,279
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	3	3
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	5,726,000	5,147,216
5.00%, 6/1/2022 (a) (b)	8,101,000	8,112,827
American Airlines, Inc. 11.75%, 7/15/2025 (a)	23,386,000	28,929,651
Security Description	Principal Amount	Value
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	$29,636,000	$31,145,362
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	5,347,000	5,479,017
3.63%, 3/15/2022	13,310,000	13,427,394
3.80%, 4/19/2023	913,000	949,246
7.38%, 1/15/2026 (b)	10,355,000	12,189,699
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	10,224,011	10,709,958
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	2,797,999	3,150,603
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	5,894,900	6,014,861
4.88%, 1/15/2025 (b)	3,603,000	3,708,244
United Airlines, Inc. 4.38%, 4/15/2026 (a)	17,986,000	18,491,587
		156,154,947
APPAREL — 0.8%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	11,794,000	12,425,805
4.88%, 5/15/2026 (a) (b)	5,340,000	5,781,885
5.38%, 5/15/2025 (a)	7,354,000	7,702,285
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	2,570,000	2,720,576
Under Armour, Inc. 3.25%, 6/15/2026 (b)	5,674,000	5,872,250
William Carter Co. 5.50%, 5/15/2025 (a)	2,686,000	2,821,401
		37,324,202
AUTO MANUFACTURERS — 3.0%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	9,943,000	11,067,454
Ford Motor Co.:
8.50%, 4/21/2023	13,747,000	15,110,840
9.00%, 4/22/2025	9,159,000	11,016,170
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	1,952,000	1,955,787
2.98%, 8/3/2022	3,825,000	3,865,851
3.09%, 1/9/2023	6,038,000	6,126,517
3.10%, 5/4/2023	2,947,000	2,997,629
3.22%, 1/9/2022	3,118,000	3,133,091
3.34%, 3/28/2022	1,831,000	1,844,385
3.35%, 11/1/2022	3,971,000	4,040,532
3.37%, 11/17/2023	1,109,000	1,134,851
3.38%, 11/13/2025	4,605,000	4,740,433
3.66%, 9/8/2024	8,736,000	9,048,487
3.81%, 10/12/2021	4,908,000	4,914,331
3.81%, 1/9/2024	4,805,000	4,957,174

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 8/4/2025	$3,822,000	$4,047,116
4.14%, 2/15/2023	3,482,000	3,579,252
4.25%, 9/20/2022	6,146,000	6,290,554
4.38%, 8/6/2023	3,410,000	3,551,072
4.54%, 8/1/2026	1,061,000	1,142,814
4.69%, 6/9/2025	2,287,000	2,452,807
5.13%, 6/16/2025	4,605,000	5,002,872
5.58%, 3/18/2024	4,201,000	4,516,033
5.60%, 1/7/2022	6,847,000	6,932,177
Series GMTN, 4.39%, 1/8/2026	1,485,000	1,587,881
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a) (b)	5,612,000	5,632,989
7.75%, 10/15/2025 (a)	6,037,000	6,549,783
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	5,244,000	5,521,040
Stellantis NV 5.25%, 4/15/2023	1,866,000	1,994,474
Wabash National Corp. 4.50%, 10/15/2028 (a) (c)	2,186,000	2,185,235
		146,939,631
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	8,951,000	9,168,241
Adient US LLC 9.00%, 4/15/2025 (a)	2,123,000	2,301,820
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026 (b)	2,037,000	2,097,784
Clarios Global L.P. 6.75%, 5/15/2025 (a)	7,067,000	7,479,571
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	2,822,000	2,966,261
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	3,537,000	3,647,036
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (b)	3,511,000	3,604,252
9.50%, 5/31/2025	6,991,000	7,681,431
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	6,000,000	6,148,860
Tenneco, Inc. 5.00%, 7/15/2026 (b)	5,699,000	5,621,380
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a)	8,131,000	8,267,194
4.75%, 4/29/2025 (a)	6,224,000	6,724,472
		65,708,302
BANKS — 2.1%
CIT Group, Inc.:
4.75%, 2/16/2024	4,713,000	5,032,824
5.00%, 8/15/2022	12,115,000	12,541,327
5.00%, 8/1/2023	8,950,000	9,576,142
Security Description	Principal Amount	Value
5.25%, 3/7/2025	$6,049,000	$6,724,734
Commerzbank AG 8.13%, 9/19/2023 (a)	7,509,000	8,448,751
Deutsche Bank AG 4.50%, 4/1/2025	9,242,000	9,886,907
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	118,000	115,173
7.63%, 5/1/2026 (a)	3,940,000	4,017,460
8.13%, 11/15/2024 (a)	8,928,000	9,048,528
8.25%, 4/15/2025 (a)	2,000	2,041
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	17,416,000	18,825,129
5.71%, 1/15/2026 (a)	15,581,000	17,492,477
		101,711,493
BUILDING MATERIALS — 0.2%
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	3,375,000	3,612,600
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	1,652,000	1,676,945
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,668,000	1,711,485
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	2,436,000	2,519,141
		9,520,171
CHEMICALS — 1.9%
Consolidated Energy Finance SA:
6.50%, 5/15/2026 (a) (b)	3,543,000	3,667,111
6.88%, 6/15/2025 (a)	5,874,000	6,073,951
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	5,986,000	5,102,945
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	711,000	712,778
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	2,799,000	3,025,915
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	694,000	710,136
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	7,887,000	7,904,588
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	7,591,000	7,670,478
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a) (b)	3,385,000	3,530,047
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	4,674,000	5,044,461
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	2,006,000	2,058,276

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
OCI NV:
4.63%, 10/15/2025 (a)	$810,000	$850,500
5.25%, 11/1/2024 (a)	2,331,000	2,396,571
Olin Corp. 9.50%, 6/1/2025 (a) (b)	3,769,000	4,700,358
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	4,564,000	4,683,988
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a) (b)	1,230,000	1,231,648
7.63%, 1/15/2026 (a)	8,272,200	8,744,129
SPCM SA 3.13%, 3/15/2027 (a)	476,000	475,991
TPC Group, Inc. 10.50%, 8/1/2024 (a)	9,346,000	8,645,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	5,377,000	5,475,829
Tronox, Inc. 6.50%, 5/1/2025 (a)	5,316,000	5,582,916
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	4,773,000	4,510,819
		92,798,485
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	4,264,000	4,348,257
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	1,568,000	1,706,454
		6,054,711
COMMERCIAL SERVICES — 3.4%
ADT Security Corp. 4.13%, 6/15/2023	3,956,000	4,128,363
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	3,594,000	3,428,568
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (a)	15,533,000	16,434,691
Aptim Corp. 7.75%, 6/15/2025 (a)	120,000	100,783
Brink's Co. 5.50%, 7/15/2025 (a)	866,000	911,699
Cimpress PLC 7.00%, 6/15/2026 (a)	5,921,000	6,178,800
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	5,748,000	5,863,995
IHS Markit, Ltd.:
3.63%, 5/1/2024	9,438,000	10,041,277
4.00%, 3/1/2026 (a)	1,957,000	2,152,387
4.13%, 8/1/2023	1,999,000	2,118,700
4.75%, 2/15/2025 (a)	4,456,000	4,928,826
5.00%, 11/1/2022 (a)	9,628,000	9,974,801
Security Description	Principal Amount	Value
Jaguar Holding Co. II/PPD Development L.P. 4.63%, 6/15/2025 (a)	$4,167,000	$4,349,806
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	4,042,000	4,142,444
Modulaire Global Finance PLC 8.00%, 2/15/2023 (a)	4,079,000	4,162,619
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	4,838,000	4,910,763
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	5,933,000	6,072,900
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	2,285,000	2,197,416
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	5,747,000	6,128,831
5.75%, 4/15/2026 (a)	12,465,000	13,479,776
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,798,000	5,937,558
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	7,322,000	7,794,562
9.25%, 4/15/2025 (a)	9,631,000	11,132,762
Square, Inc. 2.75%, 6/1/2026 (a)	8,450,000	8,575,820
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	7,423,000	7,168,317
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	5,216,000	5,503,558
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	6,484,000	6,767,221
		164,587,243
COMPUTERS — 1.8%
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	14,571,000	14,896,225
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024	2,273,000	2,321,438
9.38%, 7/15/2025 (a)	9,437,000	10,334,742
EMC Corp. 3.38%, 6/1/2023	9,026,000	9,324,580
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	7,138,000	5,530,165
Seagate HDD Cayman:
4.75%, 6/1/2023	6,310,000	6,672,383
4.75%, 1/1/2025	1,965,000	2,151,832
4.88%, 3/1/2024	5,407,000	5,826,691
Vericast Corp. 11.00%, 9/15/2026 (a)	5,661,090	5,958,807

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Western Digital Corp. 4.75%, 2/15/2026	$21,277,000	$23,563,001
		86,579,864
COSMETICS/PERSONAL CARE — 0.5%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	6,625,000	7,010,310
Coty, Inc.:
5.00%, 4/15/2026 (a)	10,393,000	10,623,101
6.50%, 4/15/2026 (a) (b)	3,014,000	3,088,898
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a) (b)	3,185,000	3,267,300
Revlon Consumer Products Corp. 6.25%, 8/1/2024	4,410,000	1,934,976
		25,924,585
DISTRIBUTION & WHOLESALE — 0.6%
Avient Corp.:
5.25%, 3/15/2023	1,897,000	2,014,045
5.75%, 5/15/2025 (a)	4,157,000	4,377,404
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	6,427,000	6,967,318
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	7,120,000	7,199,245
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	6,724,000	6,239,805
		26,797,817
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc. 5.75%, 11/20/2025	8,542,000	9,764,616
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	4,558,000	4,695,013
6.63%, 3/15/2026	1,058,000	1,105,843
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	6,907,000	7,542,720
Enova International, Inc. 8.50%, 9/15/2025 (a)	1,562,000	1,612,578
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	4,257,000	4,140,528
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	13,726,100	13,541,621
goeasy, Ltd. 5.38%, 12/1/2024 (a)	5,520,000	5,685,545
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	5,792,000	5,257,572
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	4,009,000	3,998,937
Navient Corp.:
5.50%, 1/25/2023	2,983,000	3,117,593
5.88%, 10/25/2024	3,355,000	3,586,864
6.50%, 6/15/2022	13,446,000	13,884,609
6.75%, 6/25/2025	6,065,000	6,606,059
6.75%, 6/15/2026 (b)	5,247,000	5,794,892
Security Description	Principal Amount	Value
7.25%, 9/25/2023	$2,887,035	$3,148,081
Series MTN, 6.13%, 3/25/2024	13,393,000	14,343,233
OneMain Finance Corp.:
5.63%, 3/15/2023	380,000	399,939
6.13%, 5/15/2022	10,494,000	10,772,091
6.13%, 3/15/2024	11,128,000	11,886,151
6.88%, 3/15/2025	15,691,000	17,629,309
7.13%, 3/15/2026	13,159,000	15,218,383
8.88%, 6/1/2025	1,510,000	1,636,644
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	4,845,000	4,984,051
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	4,573,000	4,674,658
PRA Group, Inc. 5.00%, 10/1/2029 (a)	1,942,000	1,946,874
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a) (c)	8,915,000	8,725,289
SLM Corp. 4.20%, 10/29/2025	2,481,000	2,659,012
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	1,467,000	1,493,905
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a)	4,462,000	4,500,061
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	3,357,000	3,659,936
World Acceptance Corp. 7.00%, 11/1/2026 (a)	2,300,000	2,270,123
		200,282,730
ELECTRIC — 1.4%
Calpine Corp. 5.25%, 6/1/2026 (a)	8,765,000	9,013,926
DPL, Inc. 4.13%, 7/1/2025	3,367,000	3,606,798
Drax Finco PLC 6.63%, 11/1/2025 (a)	6,284,000	6,496,022
FirstEnergy Corp.:
Series A, 3.35%, 7/15/2022	7,515,000	7,602,550
Series B, 4.75%, 3/15/2023	7,251,000	7,546,261
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	3,696,000	4,025,461
InterGen NV 7.00%, 6/30/2023 (a)	3,685,000	3,654,451
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	6,497,000	6,879,478
4.25%, 9/15/2024 (a)	69,000	73,218

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Talen Energy Supply LLC:
6.50%, 6/1/2025	$4,480,000	$2,225,933
10.50%, 1/15/2026 (a)	6,514,000	3,582,049
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	930,000	956,393
TransAlta Corp. 4.50%, 11/15/2022	1,018,000	1,045,232
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	2,000,000	2,065,780
5.50%, 9/1/2026 (a)	6,517,000	6,699,541
5.63%, 2/15/2027 (a)	3,000,000	3,105,540
		68,578,633
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	12,697,000	13,560,523
ELECTRONICS — 0.5%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	3,688,000	3,971,238
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	8,515,000	9,085,590
5.00%, 10/1/2025 (a)	5,733,000	6,339,093
5.63%, 11/1/2024 (a)	2,732,000	3,022,794
		22,418,715
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	8,488,000	8,788,899
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	3,153,000	3,210,448
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,914,875	4,021,947
		16,021,294
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SAU PIK 1.50%, 10/26/2024 (a) (d)	4,521,313	22,607
Artera Services LLC 9.03%, 12/4/2025 (a)	10,086,000	10,940,990
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	7,818,000	7,844,268
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	1,470,000	1,529,535
Fluor Corp. 3.50%, 12/15/2024 (b)	811,000	850,836
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	1,722,000	1,765,326
		22,953,562
ENTERTAINMENT — 3.4%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	6,202,000	6,648,544
Security Description	Principal Amount	Value
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	$2,119,000	$2,186,533
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	30,120,000	31,735,034
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	7,756,000	8,173,273
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024 (b)	1,029,000	1,039,094
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	8,209,000	8,562,890
Cinemark USA, Inc. 5.88%, 3/15/2026 (a) (b)	4,358,000	4,401,188
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a) (b)	3,788,000	3,841,524
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,333,000	5,543,014
6.50%, 2/15/2025 (a) (b)	11,404,000	12,730,969
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	638,000	658,429
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	4,273,000	4,320,174
Merlin Entertainments PLC 5.75%, 6/15/2026 (a)	3,226,000	3,331,910
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	11,810,000	12,328,931
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	11,129,000	11,443,283
8.25%, 3/15/2026 (a)	11,912,000	12,691,640
8.63%, 7/1/2025 (a)	7,983,000	8,653,333
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	9,030,000	9,113,618
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	6,849,000	7,295,897
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,000,000	1,056,860
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	9,509,000	10,028,382
		165,784,520
ENVIRONMENTAL CONTROL — 0.6%
Covanta Holding Corp. 5.88%, 7/1/2025	3,015,000	3,113,319
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	5,261,000	5,412,675

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 6/1/2025 (a) (b)	$5,666,000	$5,846,745
Stericycle, Inc. 5.38%, 7/15/2024 (a)	7,984,000	8,204,438
Tervita Corp. 11.00%, 12/1/2025 (a)	3,608,000	4,085,519
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,887,000	3,934,499
		30,597,195
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	4,428,000	4,509,209
3.50%, 2/15/2023 (a)	6,619,000	6,771,171
7.50%, 3/15/2026 (a)	5,843,000	6,319,497
B&G Foods, Inc. 5.25%, 4/1/2025	7,969,000	8,164,400
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	4,286,000	4,464,640
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	3,891,000	4,391,460
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	5,856,000	6,028,401
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	6,241,000	6,428,667
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	1,885,000	1,952,898
JBS USA Food Co. 7.00%, 1/15/2026 (a)	8,343,000	8,721,355
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	14,870,000	15,632,831
3.50%, 6/6/2022 (b)	4,404,000	4,480,806
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	9,028,000	9,264,172
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	5,051,000	4,998,268
US Foods, Inc. 6.25%, 4/15/2025 (a)	9,501,000	9,975,005
		102,102,780
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	6,671,000	6,821,965
6.38%, 5/1/2025 (a)	12,729,000	13,399,945
		20,221,910
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	5,154,000	5,690,016
5.63%, 5/20/2024	7,558,000	8,228,092
Security Description	Principal Amount	Value
5.88%, 8/20/2026	$32,000	$36,132
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	905,000	919,598
		14,873,838
HEALTH CARE SERVICES — 4.8%
Air Methods Corp. 8.00%, 5/15/2025 (a)	4,416,000	4,225,406
Akumin, Inc. 7.00%, 11/1/2025 (a)	4,658,000	4,517,002
Cano Health LLC 6.25%, 10/1/2028 (a)	1,600,000	1,619,184
CHS/Community Health Systems, Inc.:
6.63%, 2/15/2025 (a)	12,842,000	13,441,079
8.00%, 3/15/2026 (a)	21,208,000	22,489,175
Encompass Health Corp. 5.75%, 9/15/2025	2,073,000	2,120,575
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	3,174,000	3,284,074
HCA, Inc.:
5.38%, 2/1/2025	27,386,000	30,598,104
5.38%, 9/1/2026	10,985,000	12,575,848
5.88%, 5/1/2023	13,916,000	14,934,651
5.88%, 2/15/2026	15,846,000	18,236,052
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	7,558,000	7,939,452
ModivCare, Inc. 5.88%, 11/15/2025 (a)	5,507,000	5,827,563
Molina Healthcare, Inc. 5.38%, 11/15/2022	4,833,000	4,998,095
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	10,453,000	11,210,529
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	7,238,000	7,439,651
Select Medical Corp. 6.25%, 8/15/2026 (a)	5,470,000	5,755,315
Tenet Healthcare Corp.:
4.63%, 7/15/2024	5,208,000	5,293,203
4.63%, 9/1/2024 (a)	11,846,000	12,115,141
4.88%, 1/1/2026 (a)	11,387,000	11,785,090
6.75%, 6/15/2023	18,057,000	19,448,111
7.50%, 4/1/2025 (a)	11,034,000	11,715,570
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	2,704,000	2,852,315
		234,421,185
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a)	3,652,000	3,822,877
Stena International SA:
5.75%, 3/1/2024 (a)	678,000	706,191
6.13%, 2/1/2025 (a)	5,251,000	5,432,212
		9,961,280

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.7%
Empire Communities Corp. 7.00%, 12/15/2025 (a)	$5,414,000	$5,655,843
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	4,726,000	4,729,544
KB Home:
7.50%, 9/15/2022	3,410,000	3,608,837
7.63%, 5/15/2023	1,014,000	1,084,057
Meritage Homes Corp. 6.00%, 6/1/2025	55,000	62,344
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	2,156,000	2,280,013
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	909,000	980,793
5.88%, 4/15/2023 (a)	4,494,000	4,707,780
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	3,784,660	3,925,979
4.88%, 11/15/2025	224,000	252,047
5.88%, 2/15/2022	2,596,000	2,610,200
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	2,225,000	2,442,739
		32,340,176
HOUSEHOLD PRODUCTS & WARES — 0.1%
Spectrum Brands, Inc. 5.75%, 7/15/2025	3,667,000	3,770,519
HOUSEWARES — 0.9%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	8,147,000	8,624,984
Newell Brands, Inc.:
4.35%, 4/1/2023	8,256,000	8,600,771
4.70%, 4/1/2026	20,130,000	22,186,481
4.88%, 6/1/2025	4,477,000	4,942,160
		44,354,396
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	11,960,000	12,190,828
10.13%, 8/1/2026 (a)	1,812,000	2,025,526
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	6,906,000	7,026,717
Genworth Holdings, Inc.:
Series ., 4.80%, 2/15/2024 (b)	2,635,000	2,687,437
Series ., 4.90%, 8/15/2023	3,372,000	3,445,408
HUB International, Ltd. 7.00%, 5/1/2026 (a)	17,607,000	18,206,694
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	5,470,000	6,242,036
Radian Group, Inc.:
4.50%, 10/1/2024	1,974,000	2,108,232
6.63%, 3/15/2025	1,963,000	2,194,634
Security Description	Principal Amount	Value
USI, Inc. 6.88%, 5/1/2025 (a)	$5,840,000	$5,942,901
		62,070,413
INTERNET — 1.5%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	7,814,000	7,953,245
5.38%, 3/1/2022 (a)	1,278,000	1,284,671
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	9,639,000	9,920,170
Netflix, Inc.:
3.63%, 6/15/2025 (a)	5,673,000	6,028,527
5.50%, 2/15/2022	8,313,000	8,449,749
5.75%, 3/1/2024	1,918,000	2,115,343
5.88%, 2/15/2025	8,087,000	9,219,180
NortonLifeLock, Inc.:
3.95%, 6/15/2022	2,255,000	2,282,128
5.00%, 4/15/2025 (a)	7,484,000	7,606,139
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	7,690,000	8,152,861
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	10,781,000	11,502,141
		74,514,154
INVESTMENT COMPANY SECURITY — 0.6%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	1,194,000	1,240,721
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	9,046,000	9,412,273
6.25%, 5/15/2026	8,588,000	9,010,530
6.38%, 12/15/2025	11,666,000	11,966,516
		31,630,040
IRON/STEEL — 0.7%
Allegheny Technologies, Inc.:
4.88%, 10/1/2029	2,385,000	2,391,607
7.88%, 8/15/2023	4,366,000	4,859,096
ArcelorMittal SA:
3.60%, 7/16/2024	503,000	533,406
4.55%, 3/11/2026	4,460,000	4,977,271
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	4,634,000	4,915,979
Cleveland-Cliffs, Inc.:
6.75%, 3/15/2026 (a)	10,192,000	10,864,978
9.88%, 10/17/2025 (a)	4,019,000	4,611,561
		33,153,898
LEISURE TIME — 3.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (e)	1,771,000	9,918
Carlson Travel, Inc.:
6.75%, 12/15/2025 (a) (b)	2,730,653	2,321,055
11.50%, 12/15/2026 (a)	1,437,937	495,614

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Carnival Corp.:
7.63%, 3/1/2026 (a)	$13,344,000	$14,241,117
10.50%, 2/1/2026 (a) (b)	5,977,000	6,931,288
11.50%, 4/1/2023 (a)	28,702,000	32,044,061
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	893,000	866,210
Life Time, Inc.:
5.75%, 1/15/2026 (a)	11,820,000	12,235,591
8.00%, 4/15/2026 (a)	1,897,000	2,011,142
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	3,385,000	3,214,734
5.88%, 3/15/2026 (a)	11,879,000	12,179,420
10.25%, 2/1/2026 (a)	11,131,000	12,788,740
12.25%, 5/15/2024 (a)	7,119,000	8,377,995
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a)	4,098,000	4,014,647
5.25%, 11/15/2022	8,085,000	8,310,733
5.50%, 8/31/2026 (a)	7,118,000	7,314,243
9.13%, 6/15/2023 (a)	8,940,000	9,721,803
10.88%, 6/1/2023 (a)	12,321,000	13,785,844
11.50%, 6/1/2025 (a)	11,380,000	12,992,660
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	7,105,000	8,186,949
		172,043,764
LODGING — 3.1%
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	7,369,000	7,976,942
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	2,472,000	2,471,061
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	4,298,000	4,496,954
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	7,053,000	7,466,658
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025 (a)	6,022,000	6,043,800
Series REGS, 4.88%, 6/6/2025	4,788,000	4,805,333
Series REGS, 5.25%, 4/26/2026 (b)	884,000	889,490
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a)	330,000	333,194
5.38%, 5/15/2024 (a)	9,985,000	10,120,596
5.88%, 5/15/2026 (a)	4,633,000	4,726,123
MGM Resorts International:
4.63%, 9/1/2026	217,000	227,724
5.75%, 6/15/2025	5,649,000	6,165,432
6.00%, 3/15/2023	10,886,000	11,513,251
6.75%, 5/1/2025	6,142,000	6,487,733
7.75%, 3/15/2022	13,471,000	13,853,711
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a)	3,270,000	3,246,816
Security Description	Principal Amount	Value
Travel + Leisure Co.:
3.90%, 3/1/2023	$39,000	$39,965
6.60%, 10/1/2025	5,847,000	6,576,062
6.63%, 7/31/2026 (a)	3,075,000	3,502,118
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,433,000	5,661,838
Wyndham Destinations, Inc. 4.25%, 3/1/2022	7,514,000	7,545,409
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	4,432,000	4,479,821
5.50%, 3/1/2025 (a)	17,244,603	17,595,531
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	11,300,000	10,960,096
4.88%, 10/1/2024 (a) (b)	6,181,000	5,993,716
		153,179,374
MACHINERY, CONSTRUCTION & MINING — 0.0% (f)
Weir Group PLC 2.20%, 5/13/2026 (a)	2,027,000	2,046,743
MACHINERY-DIVERSIFIED — 0.5%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	4,240,000	4,186,321
Colfax Corp. 6.38%, 2/15/2026 (a)	148,000	155,345
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	3,957,000	4,204,946
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	4,314,000	4,421,936
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	3,426,000	3,509,526
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	4,689,000	4,792,580
Welbilt, Inc. 9.50%, 2/15/2024 (b)	3,657,000	3,761,042
		25,031,696
MEDIA — 4.7%
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	10,232,500	10,495,680
5.00%, 4/1/2024 (b)	3,083,000	3,129,245
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	4,412,000	4,434,457
5.50%, 5/1/2026 (a)	4,875,000	5,030,610
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	5,147,000	5,273,153
CSC Holdings LLC:
5.25%, 6/1/2024	3,511,000	3,759,754
5.88%, 9/15/2022	7,485,000	7,740,688
6.75%, 11/15/2021	12,286,000	12,329,984
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,924,000	5,097,276

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	$22,149,000	$14,673,048
6.63%, 8/15/2027 (a)	6,683,000	2,947,804
DISH DBS Corp.:
5.00%, 3/15/2023	11,485,000	11,911,208
5.88%, 7/15/2022	23,037,000	23,740,320
5.88%, 11/15/2024	14,666,000	15,765,803
7.38%, 7/1/2028 (b)	7,040,000	7,466,202
7.75%, 7/1/2026	13,818,000	15,613,373
Gray Television, Inc. 5.88%, 7/15/2026 (a)	6,452,000	6,664,400
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	232,000	241,275
6.38%, 5/1/2026	5,065,608	5,333,477
Meredith Corp. 6.88%, 2/1/2026 (b)	4,614,000	4,772,952
Quebecor Media, Inc. 5.75%, 1/15/2023	5,470,000	5,786,713
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	7,571,000	7,815,165
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	7,406,000	7,506,647
TEGNA, Inc. 4.75%, 3/15/2026 (a)	6,532,000	6,825,940
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	4,856,000	5,106,764
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	13,560,000	13,780,350
9.50%, 5/1/2025 (a)	8,111,000	8,801,652
Videotron, Ltd. 5.38%, 6/15/2024 (a)	6,414,000	6,995,686
		229,039,626
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	6,882,000	7,015,786
MINING — 1.1%
Arconic Corp. 6.00%, 5/15/2025 (a) (b)	5,084,000	5,336,827
Constellium SE 5.88%, 2/15/2026 (a)	6,077,000	6,176,055
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a) (b)	6,026,000	6,436,913
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	4,525,253	4,538,331
3.88%, 3/15/2023	5,986,000	6,173,362
4.55%, 11/14/2024	6,751,000	7,298,506
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (a)	7,002,000	6,940,453
Security Description	Principal Amount	Value
Novelis Corp. 3.25%, 11/15/2026 (a)	$144,000	$145,996
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	6,402,000	6,742,266
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	4,084,000	4,157,553
		53,946,262
MISCELLANEOUS MANUFACTURER — 0.6%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	8,469,000	8,647,611
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	4,746,000	4,914,103
Hillenbrand, Inc.:
5.00%, 9/15/2026	5,000,000	5,585,350
5.75%, 6/15/2025	3,044,000	3,211,329
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	3,838,000	3,995,089
Trinity Industries, Inc. 4.55%, 10/1/2024	2,396,000	2,544,792
		28,898,274
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Corp. 4.38%, 3/15/2023	8,963,000	9,271,417
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	5,073,000	5,330,860
		14,602,277
OIL & GAS — 7.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,493,000	7,012,050
Antero Resources Corp. 5.00%, 3/1/2025 (b)	3,472,000	3,556,439
Apache Corp. 4.63%, 11/15/2025	4,079,000	4,389,983
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	2,691,000	2,618,128
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	4,150,000	4,230,344
California Resources Corp. 7.13%, 2/1/2026 (a)	3,509,000	3,704,557
Callon Petroleum Co. 6.13%, 10/1/2024	3,407,000	3,348,604
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	5,863,000	6,403,920
Cenovus Energy, Inc. 3.80%, 9/15/2023 (b)	215,000	226,225
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	2,243,000	2,349,834
Continental Resources, Inc.:
3.80%, 6/1/2024	10,141,000	10,658,799
4.50%, 4/15/2023	6,729,000	6,967,274

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	$11,840,000	$12,142,157
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	6,883,000	6,861,456
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	3,453,000	3,598,440
6.63%, 7/15/2025 (a)	8,817,000	9,316,307
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	1,759,000	1,699,440
EQT Corp.:
3.00%, 10/1/2022 (b)	4,498,000	4,577,030
3.13%, 5/15/2026 (a)	4,508,000	4,619,032
6.63%, 2/1/2025	8,857,000	10,146,048
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	4,046,000	4,407,267
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	4,693,000	4,854,392
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,957,000	4,044,806
Laredo Petroleum, Inc. 9.50%, 1/15/2025	4,548,000	4,750,477
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	5,787,000	5,941,629
Matador Resources Co. 5.88%, 9/15/2026	6,678,000	6,890,227
MEG Energy Corp. 6.50%, 1/15/2025 (a)	1,689,000	1,737,745
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	6,601,000	6,121,437
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	5,824,000	6,011,591
6.88%, 8/15/2024 (b)	2,883,000	2,941,496
Nabors Industries, Inc. 5.75%, 2/1/2025	1,891,000	1,746,925
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	10,233,000	9,949,341
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	7,951,000	8,162,815
Newfield Exploration Co. 5.38%, 1/1/2026	5,819,000	6,571,106
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,362,000	3,514,769
Occidental Petroleum Corp.:
2.70%, 2/15/2023	1,424,000	1,440,704
2.90%, 8/15/2024	20,863,000	21,246,253
3.20%, 8/15/2026	2,637,000	2,691,691
3.40%, 4/15/2026	8,920,000	9,156,291
3.50%, 6/15/2025	4,445,000	4,618,844
5.50%, 12/1/2025	7,798,000	8,638,780
5.55%, 3/15/2026	11,807,000	13,109,784
Security Description	Principal Amount	Value
5.88%, 9/1/2025	$6,426,000	$7,204,124
6.95%, 7/1/2024	5,125,000	5,777,823
8.00%, 7/15/2025	50,000	59,675
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	7,181,000	7,958,343
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	5,772,000	3,884,556
9.25%, 5/15/2025 (a) (b)	11,751,000	11,134,072
PDC Energy, Inc.:
5.75%, 5/15/2026 (b)	6,066,000	6,313,553
6.13%, 9/15/2024	4,386,000	4,451,790
Penn Virginia Escrow LLC 9.25%, 8/15/2026 (a)	1,266,000	1,283,914
Puma International Financing SA:
5.00%, 1/24/2026 (a)	4,618,000	4,633,193
5.13%, 10/6/2024 (a)	4,595,000	4,612,002
Range Resources Corp.:
4.88%, 5/15/2025	4,423,000	4,669,007
5.00%, 3/15/2023	7,527,000	7,811,596
9.25%, 2/1/2026	4,104,000	4,474,961
SM Energy Co. 10.00%, 1/15/2025 (a) (b)	4,841,000	5,400,862
Southwestern Energy Co. 6.45%, 1/23/2025 (b)	4,067,000	4,476,222
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	6,032,000	5,978,858
Sunoco L.P./Sunoco Finance Corp. 5.50%, 2/15/2026	9,001,000	9,186,061
Talos Production, Inc. 12.00%, 1/15/2026	8,979,000	9,620,819
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	1,860,000	1,904,305
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	7,484,570	7,454,856
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	2,016,423	2,017,835
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	1,108,280	1,091,800
Transocean, Inc. 7.50%, 1/15/2026 (a)	9,232,000	7,475,150
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	5,918,000	5,620,443
Welltec International APS 8.25%, 10/15/2026	558,000	558,000
		382,028,257
OIL & GAS SERVICES — 1.3%
CGG SA 8.75%, 4/1/2027 (a) (b)	1,218,000	1,229,242
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	3,954,000	3,907,699

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	$2,836,000	$2,709,117
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	6,850,000	7,452,663
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,606,000	1,252,444
Oceaneering International, Inc. 4.65%, 11/15/2024	4,394,000	4,508,859
TechnipFMC PLC 6.50%, 2/1/2026 (a)	13,280,000	14,243,331
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026	8,651,000	9,001,798
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	935,000	962,957
11.00%, 12/1/2024 (a) (b)	18,433,000	19,416,032
		64,684,142
PACKAGING & CONTAINERS — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	9,636,000	9,979,812
5.25%, 4/30/2025 (a)	3,611,000	3,770,895
Ball Corp.:
4.00%, 11/15/2023	3,165,000	3,338,031
4.88%, 3/15/2026	9,138,000	10,077,569
5.00%, 3/15/2022	10,393,000	10,569,889
5.25%, 7/1/2025	8,821,000	9,850,322
Berry Global, Inc. 4.88%, 7/15/2026 (a)	250,000	262,407
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	3,894,000	4,141,386
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	5,631,000	6,039,416
4.50%, 1/15/2023	7,586,000	7,952,252
4.75%, 2/1/2026	2,969,000	3,062,820
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,694,000	7,785,636
7.88%, 7/15/2026 (a)	168,000	176,353
LABL, Inc. 6.75%, 7/15/2026 (a)	7,919,000	8,314,950
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	16,321,000	16,453,527
7.25%, 4/15/2025 (a)	9,571,947	9,515,473
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	8,541,000	9,029,204
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	5,802,000	5,904,753
Security Description	Principal Amount	Value
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	$2,335,000	$2,323,045
4.88%, 12/1/2022 (a)	4,278,000	4,431,623
5.13%, 12/1/2024 (a)	2,252,000	2,446,888
5.25%, 4/1/2023 (a)	934,000	976,058
5.50%, 9/15/2025 (a)	6,504,000	7,268,935
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	5,459,000	5,724,526
		149,395,770
PHARMACEUTICALS — 2.4%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	16,037,000	17,127,356
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	25,955,000	26,374,433
6.13%, 4/15/2025 (a)	19,767,951	20,191,183
9.00%, 12/15/2025 (a)	14,373,000	15,220,719
Elanco Animal Health, Inc. 5.27%, 8/28/2023	7,500,000	7,991,325
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	14,422
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,142,000	5,541,019
Lannett Co., Inc. 7.75%, 4/15/2026 (a) (b)	5,608,000	5,151,621
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	5,131,000	5,325,465
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	5,345,000	5,685,263
4.38%, 3/15/2026	7,215,000	7,769,328
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	1,837,000	1,861,212
		118,253,346
PIPELINES — 4.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 7.88%, 5/15/2026 (a)	5,776,000	6,322,236
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	2,176,000	2,352,299
Buckeye Partners L.P. 4.13%, 3/1/2025 (a)	6,388,000	6,617,521
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 5.75%, 4/1/2025	1,583,000	1,619,298
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	1,225,000	1,253,003
4.95%, 4/1/2022	2,497,000	2,516,452

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 7/15/2025	$6,851,000	$7,575,219
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	7,802,000	8,047,607
4.40%, 4/1/2024	7,963,465	8,276,748
4.85%, 7/15/2026	1,652,000	1,733,741
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	3,256,000	3,377,319
4.75%, 7/15/2023 (b)	5,789,000	6,056,162
6.00%, 7/1/2025 (a)	9,103,000	9,989,268
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.25%, 5/15/2026	5,877,000	5,767,982
6.50%, 10/1/2025	6,603,000	6,571,570
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	6,050,000	6,280,263
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	3,371,000	3,226,047
6.75%, 9/15/2025 (a)	12,990,000	12,497,939
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	17,274,000	17,603,933
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	3,940,000	3,491,273
7.50%, 11/1/2023	7,886,000	7,659,987
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	6,445,000	6,714,079
NuStar Logistics L.P.:
5.75%, 10/1/2025	6,213,000	6,697,552
6.00%, 6/1/2026	3,111,000	3,374,999
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	5,032,000	4,907,710
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	4,455,000	4,643,936
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	2,404,000	2,478,981
Ruby Pipeline LLC 8.00%, 4/1/2022 (a)	2,270,212	2,134,000
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 7.50%, 10/1/2025 (a)	4,614,000	4,991,287
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.88%, 4/15/2026 (b)	11,510,000	12,037,043
Western Midstream Operating L.P.:
3.95%, 6/1/2025 (b)	5,049,000	5,332,552
4.00%, 7/1/2022	7,469,000	7,579,840
4.35%, 2/1/2025	7,102,000	7,498,434
Security Description	Principal Amount	Value
4.65%, 7/1/2026	$3,198,000	$3,460,076
		200,686,356
REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	5,699,000	5,963,832
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	1,725,000	1,756,999
Newmark Group, Inc. 6.13%, 11/15/2023	2,787,000	3,023,561
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	5,599,000	5,810,754
7.63%, 6/15/2025 (a)	6,942,000	7,407,461
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	6,701,000	6,807,211
		30,769,818
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (c)	4,250,000	4,211,580
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	4,000,000	3,961,040
5.75%, 5/15/2026 (a) (b)	4,797,000	4,983,843
Diversified Healthcare Trust 9.75%, 6/15/2025	11,565,000	12,662,865
EPR Properties 4.75%, 12/15/2026	2,000,000	2,184,720
GEO Group Inc. 6.00%, 4/15/2026 (b)	3,545,000	2,790,695
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	7,898,000	8,014,653
6.00%, 4/15/2025 (a)	7,121,000	7,452,055
iStar, Inc.:
4.25%, 8/1/2025	4,740,000	4,922,822
4.75%, 10/1/2024	5,235,000	5,548,053
5.50%, 2/15/2026	2,431,000	2,540,906
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 10/1/2025 (a) (b)	3,345,000	3,388,518
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	1,000,000	1,087,340
4.63%, 6/15/2025 (a)	8,144,000	8,794,380
5.63%, 5/1/2024	9,161,000	9,960,572

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	$4,285,000	$4,319,194
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	4,568,500	4,858,600
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	5,820,000	5,870,692
SBA Communications Corp. 4.88%, 9/1/2024	10,669,000	10,863,283
Service Properties Trust:
4.35%, 10/1/2024	7,526,000	7,626,096
4.50%, 6/15/2023	1,295,000	1,319,877
4.50%, 3/15/2025	2,397,000	2,401,842
5.00%, 8/15/2022	5,791,000	5,827,599
5.25%, 2/15/2026	2,460,000	2,476,580
7.50%, 9/15/2025	11,972,000	13,436,176
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	4,212,000	4,242,369
4.75%, 3/15/2025	605,000	639,243
5.00%, 12/15/2021	4,329,500	4,339,588
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	5,670,000	5,825,131
7.88%, 2/15/2025 (a)	24,572,000	25,956,141
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	5,948,000	6,070,826
XHR L.P. 6.38%, 8/15/2025 (a)	2,428,000	2,574,700
		191,151,979
RETAIL — 4.1%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 4/15/2025 (a)	5,287,000	5,552,883
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	6,490,000	5,924,397
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	4,655,000	5,085,308
Bath & Body Works, Inc. 9.38%, 7/1/2025 (a)	5,817,000	7,388,404
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	2,720,000	2,571,842
Carvana Co. 5.63%, 10/1/2025 (a)	1,675,000	1,731,766
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,378,000	5,403,062
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	3,599,000	3,850,390
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	5,459,000	5,603,827
Security Description	Principal Amount	Value
8.50%, 10/30/2025 (a)	$7,754,865	$8,093,520
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	8,956,000	8,755,654
Gap, Inc. 8.38%, 5/15/2023 (a) (b)	3,736,000	4,177,408
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	19,071,000	19,095,030
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	4,064,000	4,358,152
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	3,737,000	3,844,102
7.00%, 6/15/2025 (a)	6,044,000	6,420,420
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	7,805,000	8,091,912
Macy's Retail Holdings LLC:
2.88%, 2/15/2023 (b)	4,531,000	4,604,583
3.63%, 6/1/2024 (b)	1,954,000	2,035,912
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	8,123,000	8,630,038
Nordstrom, Inc. 6.95%, 3/15/2028	2,000,000	2,335,740
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	1,550,000	1,542,250
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	5,634,000	5,892,939
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	127,000	130,656
QVC, Inc.:
4.38%, 3/15/2023	7,610,000	7,933,425
4.45%, 2/15/2025	4,586,000	4,927,382
4.85%, 4/1/2024	4,108,000	4,435,818
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	6,903,000	6,904,036
8.00%, 11/15/2026 (a)	489,000	492,790
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	7,861,000	8,059,648
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	2,384,000	2,461,146
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	8,455,000	8,884,514
Staples, Inc. 7.50%, 4/15/2026 (a)	19,317,000	19,589,949
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	6,578,000	7,033,132
		201,842,035

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.3%
ams AG 7.00%, 7/31/2025 (a) (b)	$4,324,000	$4,625,859
Microchip Technology, Inc.:
0.97%, 2/15/2024 (a)	970,000	970,456
4.25%, 9/1/2025	10,131,000	10,588,617
		16,184,932
SOFTWARE — 1.2%
Ascend Learning LLC 6.88%, 8/1/2025 (a) (b)	2,175,000	2,214,650
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	5,122,000	5,467,479
9.13%, 3/1/2026 (a)	5,983,000	6,270,184
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	14,285,000	14,397,851
Dun & Bradstreet Corp. 6.88%, 8/15/2026 (a)	3,120,000	3,275,345
Escrow RCN Corp. 11.63%, 4/15/2023 (d)	154,000	11,165
Open Text Corp. 5.88%, 6/1/2026 (a)	4,091,000	4,233,899
PTC, Inc. 3.63%, 2/15/2025 (a)	5,655,000	5,755,489
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	274,000	184,632
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	15,642,000	16,279,881
		58,090,575
STORAGE & WAREHOUSING — 0.0% (f)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	271,000	271,049
TELECOMMUNICATIONS — 6.4%
Altice France SA 7.38%, 5/1/2026 (a)	17,747,000	18,414,465
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,924,761	312,639
CenturyLink, Inc.:
5.63%, 4/1/2025	1,578,000	1,716,754
Series T, 5.80%, 3/15/2022	15,064,000	15,348,860
Series W, 6.75%, 12/1/2023	4,655,000	5,108,583
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	8,191,000	8,343,680
8.00%, 10/15/2025 (a)	5,919,000	6,166,829
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	5,000,500	5,076,608
CommScope, Inc. 6.00%, 3/1/2026 (a)	15,218,000	15,808,763
Security Description	Principal Amount	Value
DKT Finance ApS 9.38%, 6/17/2023 (a)	$7,414,950	$7,566,289
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	5,210,000	5,583,401
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	2,730,000	3,075,809
6.63%, 8/1/2026 (b)	5,659,000	6,438,188
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	8,203,000	8,167,973
Level 3 Financing, Inc.:
5.25%, 3/15/2026	7,927,000	8,178,682
5.38%, 5/1/2025	7,202,000	7,365,269
Lumen Technologies, Inc. Series Y, 7.50%, 4/1/2024 (b)	11,993,000	13,277,570
Nokia Oyj 3.38%, 6/12/2022	6,338,000	6,447,584
Northwest Fiber LLC 4.75%, 4/30/2027 (a)	640,000	640,000
Qwest Corp. 6.75%, 12/1/2021	7,382,000	7,447,035
Sprint Communications, Inc.:
6.00%, 11/15/2022	12,843,000	13,485,150
11.50%, 11/15/2021	5,675,000	5,744,065
Sprint Corp.:
7.13%, 6/15/2024	13,618,000	15,503,684
7.63%, 2/15/2025	6,672,000	7,800,035
7.63%, 3/1/2026	8,424,000	10,207,108
7.88%, 9/15/2023	27,272,000	30,478,914
Telecom Italia SpA 5.30%, 5/30/2024 (a)	14,431,000	15,546,083
T-Mobile USA, Inc.:
2.25%, 2/15/2026 (b)	10,888,000	11,004,393
2.25%, 2/15/2026 (a)	6,047,000	6,111,401
2.63%, 4/15/2026	9,068,000	9,265,954
4.00%, 4/15/2022	4,522,000	4,579,882
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	1,608,100	1,553,199
VEON Holdings B.V.:
4.00%, 4/9/2025 (a)	9,926,000	10,420,315
Series REGS, 4.95%, 6/16/2024	3,314,000	3,562,550
Series REGS, 5.95%, 2/13/2023	4,579,000	4,855,984
Series REGS, 7.50%, 3/1/2022	3,328,000	3,416,192
ViaSat, Inc. 5.63%, 9/15/2025 (a)	7,273,000	7,377,295
		311,397,185
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a)	5,956,000	6,141,946

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (b)	$7,983,000	$6,050,076
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	3,182,000	3,092,841
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	2,982,000	3,337,037
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	10,284,000	10,854,556
		23,334,510
TRUCKING & LEASING — 0.3%
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	3,188,000	3,176,396
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	8,714,000	8,977,075
		12,153,471
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a) (b)	3,851,000	4,131,931
TOTAL CORPORATE BONDS & NOTES (Cost $4,784,342,317)		4,764,251,573
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa SA Class A (g)	1,017,249	22,518
Abengoa SA Class B (g)	10,518,618	58,515
		81,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (d)	8,448,041	—
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (d)	9,870	59,220
MEDIA — 0.0% (f)
Clear Channel Outdoor Holding, Inc. (b) (g)	70,012	189,733
iHeartMedia, Inc. Class A	29,774	744,945
		934,678
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp. (g)	46,662	248,242
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc.	41,112	2,888,118
Security Description	Shares	Value
Erickson, Inc.	7,423	$17
		2,888,135
TOTAL COMMON STOCKS (Cost $16,508,194)		4,211,308
WARRANTS — 0.0% (f)
ADVERTISING SERVICES — 0.0% (f)
Affinion Group, Inc. (expiring 11/20/22) (b) (d)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (d)	4,407,135	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	87,668,526	87,686,059
State Street Navigator Securities Lending Portfolio II (j) (k)	181,394,749	181,394,749
TOTAL SHORT-TERM INVESTMENTS (Cost $269,083,680)		269,080,808
TOTAL INVESTMENTS — 103.1% (Cost $5,069,934,191)		5,037,543,689
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(153,510,778)
NET ASSETS — 100.0%		$4,884,032,911
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 61.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	When-issued security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $102,910, representing less than 0.05% of the Fund's net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount is less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2021.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,764,207,883	$43,690	$4,764,251,573
Common Stocks	4,071,055	81,033	59,220	4,211,308
Warrants	—	—	0(a)	0
Short-Term Investments	269,080,808	—	—	269,080,808
TOTAL INVESTMENTS	$273,151,863	$4,764,288,916	$102,910	$5,037,543,689
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2021.
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	105,446,669	$105,478,303	$398,260,039	$416,047,018	$(2,143)	$(3,122)	87,668,526	$87,686,059	$12,911
State Street Navigator Securities Lending Portfolio II	265,455,794	265,455,794	130,793,856	214,854,901	—	—	181,394,749	181,394,749	217,720
Total		$370,934,097	$529,053,895	$630,901,919	$(2,143)	$(3,122)		$269,080,808	$230,631
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 3.8%
Australia Government Bond:
Series 153, 2.25%, 11/21/2022	AUD	2,850,000	$2,110,184
Series 137, 2.75%, 4/21/2024	AUD	4,325,000	3,338,576
Series 133, 5.50%, 4/21/2023	AUD	3,090,000	2,420,597
			7,869,357
AUSTRIA — 3.2%
Austria Government Bond:
Zero Coupon, 4/20/2023 (a)	EUR	800,000	937,243
Zero Coupon, 7/15/2023 (a)	EUR	848,000	995,770
Zero Coupon, 7/15/2024 (a)	EUR	1,350,000	1,593,490
1.75%, 10/20/2023 (a)	EUR	1,370,000	1,668,693
3.40%, 11/22/2022 (a)	EUR	1,130,000	1,370,628
			6,565,824
BELGIUM — 2.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,025,000	1,209,418
Series 68, 2.25%, 6/22/2023	EUR	1,350,000	1,643,969
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,800,000	2,272,514
			5,125,901
CANADA — 4.6%
Canadian Government Bond:
0.25%, 11/1/2022	CAD	1,970,000	1,553,116
0.25%, 2/1/2023	CAD	875,000	689,127
0.25%, 4/1/2024	CAD	1,450,000	1,132,204
1.50%, 6/1/2023	CAD	700,000	561,946
1.50%, 9/1/2024	CAD	950,000	765,747
1.75%, 3/1/2023	CAD	1,130,000	908,411
2.00%, 9/1/2023	CAD	2,460,000	1,994,432
2.50%, 6/1/2024	CAD	2,200,000	1,818,855
Series A55, 8.00%, 6/1/2023	CAD	180,000	159,754
			9,583,592
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.00%, 3/1/2023 (a)	CLP	265,000,000	324,366
Security Description		Principal Amount	Value
CHINA — 4.6%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	850,000	$131,215
Series INBK, 2.36%, 7/2/2023	CNY	59,150,000	9,133,287
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	233,799
Series 1713, 3.57%, 6/22/2024	CNY	600,000	95,746
			9,594,047
COLOMBIA — 0.4%
Colombia Government International Bond 4.38%, 3/21/2023	COP	90,000,000	23,633
Colombian TES Series B, 10.00%, 7/24/2024	COP	2,760,000,000	808,025
			831,658
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	125,849
Series EMTN, 3.75%, 7/26/2023	EUR	100,000	124,832
			250,681
CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Series 97, 0.45%, 10/25/2023	CZK	12,750,000	565,806
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	501,597
			1,067,403
DENMARK — 1.1%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	8,105,000	1,274,708
1.50%, 11/15/2023	DKK	5,850,000	952,397
			2,227,105
FINLAND — 1.3%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	550,000	646,150
Zero Coupon, 9/15/2024 (a)	EUR	475,000	560,856
1.50%, 4/15/2023 (a)	EUR	450,000	539,312
2.00%, 4/15/2024 (a)	EUR	750,000	929,221
			2,675,539

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 4.6%
France Government Bond OAT:
Zero Coupon, 2/25/2023	EUR	320,000	$374,435
Zero Coupon, 3/25/2023	EUR	985,000	1,153,105
Zero Coupon, 3/25/2024	EUR	2,515,000	2,960,247
1.75%, 5/25/2023	EUR	1,227,000	1,478,867
2.25%, 10/25/2022	EUR	995,000	1,189,142
2.25%, 5/25/2024	EUR	225,000	280,737
8.50%, 4/25/2023	EUR	400,000	530,192
French Republic Government Bond OAT 4.25%, 10/25/2023	EUR	1,300,000	1,660,549
			9,627,274
GERMANY — 4.6%
Bundesrepublik Deutschland Zero Coupon, 12/15/2022	EUR	422,000	493,244
Federal Republic of Germany:
Series 176, Zero Coupon, 10/7/2022	EUR	650,000	758,648
Series 177, Zero Coupon, 4/14/2023	EUR	537,000	629,162
Series 178, Zero Coupon, 10/13/2023	EUR	1,034,000	1,216,378
Series 179, Zero Coupon, 4/5/2024	EUR	115,000	135,688
1.00%, 8/15/2024	EUR	825,000	1,003,472
1.50%, 2/15/2023	EUR	650,000	776,390
1.50%, 5/15/2023	EUR	960,000	1,152,785
1.50%, 5/15/2024	EUR	900,000	1,104,084
1.75%, 2/15/2024	EUR	901,000	1,106,303
2.00%, 8/15/2023	EUR	1,000,000	1,218,784
			9,594,938
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.51%, 10/23/2023	HKD	250,000	32,312
1.10%, 1/17/2023	HKD	2,900,000	377,277
2.22%, 8/7/2024	HKD	600,000	81,014
			490,603
HUNGARY — 0.5%
Hungary Government Bond:
Series 23/C, 1.50%, 8/23/2023	HUF	67,000,000	216,404
Series 22/B, 1.75%, 10/26/2022	HUF	81,200,000	263,045
Series 24/B, 3.00%, 6/26/2024	HUF	94,500,000	311,536
Security Description		Principal Amount	Value
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	$317,881
			1,108,866
INDONESIA — 1.7%
Indonesia Treasury Bond:
Series FR61, 7.00%, 5/15/2022	IDR	42,007,000,000	3,002,492
Series FR70, 8.38%, 3/15/2024	IDR	8,000,000,000	609,816
			3,612,308
IRELAND — 1.4%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	500,000	583,084
3.40%, 3/18/2024	EUR	1,050,000	1,336,890
3.90%, 3/20/2023	EUR	719,000	888,582
			2,808,556
ISRAEL — 1.6%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	2,150,000	666,756
Series 1122, 1.25%, 11/30/2022	ILS	1,380,000	431,631
Series 1123, 1.50%, 11/30/2023	ILS	1,500,000	478,930
Series 0324, 3.75%, 3/31/2024	ILS	2,900,000	978,678
Series 0323, 4.25%, 3/31/2023	ILS	2,370,000	780,371
			3,336,366
ITALY — 5.3%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 4/15/2024	EUR	915,000	1,067,413
0.65%, 10/15/2023	EUR	600,000	710,253
0.95%, 3/1/2023	EUR	558,000	659,328
0.95%, 3/15/2023	EUR	494,000	584,015
1.75%, 7/1/2024	EUR	850,000	1,038,747
Series 5Y, 2.45%, 10/1/2023	EUR	492,000	602,651
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	496,000	578,734
0.30%, 8/15/2023 (a)	EUR	300,000	352,240
0.60%, 6/15/2023	EUR	422,000	497,864
3.75%, 9/1/2024	EUR	1,000,000	1,293,045
4.50%, 5/1/2023	EUR	650,000	812,337
4.50%, 3/1/2024	EUR	800,000	1,034,525
4.75%, 8/1/2023 (a)	EUR	900,000	1,142,249
5.50%, 11/1/2022	EUR	580,000	715,421
			11,088,822

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
JAPAN — 23.0%
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	$1,489,589
Series 333, 0.60%, 3/20/2024	JPY	456,000,000	4,158,377
Government of Japan 2 Year Bond Series 419, 0.10%, 12/1/2022	JPY	535,000,000	4,807,112
Government of Japan 5 Year Bond:
Series 134, 0.10%, 12/20/2022	JPY	372,000,000	3,342,515
Series 135, 0.10%, 3/20/2023	JPY	559,000,000	5,025,965
Series 136, 0.10%, 6/20/2023	JPY	541,000,000	4,866,648
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	4,045,883
Series 138, 0.10%, 12/20/2023	JPY	635,500,000	5,722,775
Series 139, 0.10%, 3/20/2024	JPY	500,000,000	4,504,728
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	2,253,753
Series 141, 0.10%, 9/20/2024	JPY	726,000,000	6,547,502
Japan Government Two Year Bond Series 423, 0.01%, 4/1/2023	JPY	135,000,000	1,212,175
			47,977,022
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	6,000,000	1,463,694
Series 0319, 3.48%, 6/14/2024	MYR	1,950,000	477,847
Series 0217, 4.06%, 9/30/2024	MYR	625,000	155,514
Malaysia Government Investment Issue:
Series 0217, 4.05%, 8/15/2024	MYR	3,150,000	783,067
Series 0116, 4.39%, 7/7/2023	MYR	3,000,000	744,050
Series 0813, 4.44%, 5/22/2024	MYR	1,300,000	326,199
			3,950,371
MEXICO — 1.9%
Mexican Bonos:
Series M, 6.75%, 3/9/2023	MXN	20,200,000	994,145
Series M, 8.00%, 12/7/2023	MXN	29,100,000	1,465,659
Security Description		Principal Amount	Value
Series M, 8.00%, 9/5/2024	MXN	31,000,000	$1,564,916
			4,024,720
NETHERLANDS — 4.0%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,561,000	1,837,553
1.75%, 7/15/2023 (a)	EUR	2,250,000	2,723,469
2.00%, 7/15/2024 (a)	EUR	1,535,000	1,912,448
3.75%, 1/15/2023 (a)	EUR	1,325,000	1,624,118
Netherlands Government Bond 7.50%, 1/15/2023 (a)	EUR	175,000	224,349
			8,321,937
NEW ZEALAND — 1.1%
New Zealand Government Bond:
Series 0524, 0.50%, 5/15/2024	NZD	1,525,000	1,032,443
Series 0423, 5.50%, 4/15/2023	NZD	1,645,000	1,211,993
			2,244,436
NORWAY — 0.9%
Norway Government Bond:
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,665,000	1,011,401
Series 476, 3.00%, 3/14/2024 (a)	NOK	7,725,000	924,823
			1,936,224
PERU — 0.1%
Peru Government Bond:
5.20%, 9/12/2023	PEN	100,000	24,973
5.70%, 8/12/2024	PEN	750,000	187,845
			212,818
POLAND — 1.5%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	1,850,000	460,491
Series 0123, 2.50%, 1/25/2023	PLN	2,880,000	745,375
Series 0424, 2.50%, 4/25/2024	PLN	5,000,000	1,310,167
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	698,505
			3,214,538
PORTUGAL — 2.2%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	920,000	1,097,677
4.95%, 10/25/2023 (a)	EUR	1,225,000	1,585,735

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
5.65%, 2/15/2024 (a)	EUR	1,450,000	$1,932,996
			4,616,408
ROMANIA — 1.0%
Romania Government Bond:
Series 3Y, 4.00%, 10/25/2023	RON	300,000	71,564
Series 4.3Y, 4.40%, 9/25/2023	RON	6,350,000	1,525,634
Series 5Y, 4.50%, 6/17/2024	RON	1,800,000	433,624
			2,030,822
RUSSIA — 1.2%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	13,000,000	172,736
Series 6223, 6.50%, 2/28/2024	RUB	36,000,000	488,059
Series 6211, 7.00%, 1/25/2023	RUB	13,700,000	187,860
Series 6215, 7.00%, 8/16/2023	RUB	30,800,000	422,572
Series 6220, 7.40%, 12/7/2022	RUB	39,050,000	538,566
Series 6227, 7.40%, 7/17/2024	RUB	46,975,000	650,200
			2,459,993
SINGAPORE — 1.4%
Singapore Government Bond:
1.75%, 2/1/2023	SGD	1,250,000	937,086
2.00%, 2/1/2024	SGD	500,000	380,274
2.75%, 7/1/2023	SGD	1,010,000	773,231
3.00%, 9/1/2024	SGD	1,000,000	786,308
			2,876,899
SLOVAKIA — 0.4%
Slovakia Government Bond:
Series 240, Zero Coupon, 6/17/2024	EUR	200,000	235,114
Series 225, 3.00%, 2/28/2023	EUR	400,000	487,557
			722,671
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2406, 1.13%, 6/10/2024	KRW	300,000,000	250,061
Series 2212, 1.25%, 12/10/2022	KRW	10,568,000,000	8,921,300
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	374,213
			9,545,574
Security Description		Principal Amount	Value
SPAIN — 4.6%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	1,300,000	$1,520,350
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	125,000	147,841
0.35%, 7/30/2023	EUR	1,078,000	1,270,260
0.45%, 10/31/2022	EUR	1,046,000	1,226,072
3.80%, 4/30/2024 (a)	EUR	900,000	1,159,137
4.40%, 10/31/2023 (a)	EUR	1,677,000	2,144,616
4.80%, 1/31/2024 (a)	EUR	230,000	299,763
5.40%, 1/31/2023 (a)	EUR	1,356,000	1,696,841
Spain Government Bond Zero Coupon, 5/31/2024	EUR	100,000	117,309
			9,582,189
SWEDEN — 0.6%
Kingdom of Sweden Series 1057, 1.50%, 11/13/2023 (a)	SEK	11,050,000	1,310,878
SWITZERLAND — 0.5%
Switzerland Government Bond:
1.25%, 6/11/2024	CHF	350,000	394,658
4.00%, 2/11/2023	CHF	475,000	542,392
			937,050
THAILAND — 1.5%
Thailand Government Bond:
0.75%, 6/17/2024	THB	36,625,000	1,084,627
2.00%, 12/17/2022	THB	17,300,000	520,232
2.40%, 12/17/2023	THB	28,900,000	888,045
3.63%, 6/16/2023	THB	22,300,000	693,117
			3,186,021
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	1,110,000	1,494,110
0.13%, 1/31/2024	GBP	1,000,000	1,338,976
0.75%, 7/22/2023	GBP	1,300,000	1,767,212
1.00%, 4/22/2024	GBP	1,500,000	2,053,187
2.25%, 9/7/2023	GBP	1,155,000	1,615,481
2.75%, 9/7/2024	GBP	885,000	1,273,929
			9,542,895
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $208,552,253)			206,476,672

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $44,822)	44,822	$44,822
TOTAL INVESTMENTS — 99.2% (Cost $208,597,075)		206,521,494
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,668,508
NET ASSETS — 100.0%		$208,190,002
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.3% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$206,476,672	$—	$206,476,672
Short-Term Investment	44,822	—	—	44,822
TOTAL INVESTMENTS	$44,822	$206,476,672	$—	$206,521,494
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,640	$69,640	$7,496,976	$7,521,794	$—	$—	44,822	$44,822	$32
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
AIRLINES — 0.0%
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	$11,382	$12,003
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	1,922	1,940
		13,943
APPAREL — 1.1%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	80,435
2.85%, 3/27/2030	10,000	10,753
3.25%, 3/27/2040	50,000	54,529
3.38%, 3/27/2050	50,000	55,963
3.63%, 5/1/2043	75,000	86,197
PVH Corp. 4.63%, 7/10/2025	25,000	27,521
		315,398
AUTO MANUFACTURERS — 2.5%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	49,739
General Motors Co.:
5.95%, 4/1/2049	75,000	99,148
6.13%, 10/1/2025	50,000	58,603
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	55,019
4.25%, 5/15/2023	50,000	52,839
5.10%, 1/17/2024	75,000	81,827
Stellantis NV 5.25%, 4/15/2023	200,000	213,770
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	132,099
		743,044
BANKS — 19.6%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	25,138
Banco Santander SA:
2.71%, 6/27/2024	50,000	52,589
4.38%, 4/12/2028	35,000	39,684
Bank of America Corp.:
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	100,000	109,615
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (a)	50,000	59,155
Security Description	Principal Amount	Value
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (a)	$75,000	$82,048
Series E, 3.30%, 2/5/2024	50,000	53,159
Series MTN, 1.85%, 5/1/2025	75,000	77,126
Series MTN, 2.55%, 11/6/2022	125,000	127,851
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a)	150,000	147,573
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	50,000	51,081
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (a)	75,000	76,090
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	49,863
4.50%, 12/16/2025	100,000	112,285
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (a)	200,000	209,894
BBVA USA:
2.50%, 8/27/2024	50,000	52,440
Series BKNT, 2.88%, 6/29/2022	50,000	50,866
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	130,242
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (a)	75,000	76,333
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	111,685
4.65%, 7/23/2048	50,000	64,607
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	100,000	109,972
SOFR + 2.84%, 3.11%, 4/8/2026 (a)	50,000	53,087
SOFR + 3.91%, 4.41%, 3/31/2031 (a)	75,000	86,571
SOFR + 4.55%, 5.32%, 3/26/2041 (a)	25,000	33,267
Deutsche Bank AG 4.10%, 1/13/2026	50,000	54,631
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	27,837
3.85%, 1/26/2027	100,000	109,866
6.25%, 2/1/2041	50,000	73,028
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	50,000	59,975
Series MTN, 3.85%, 7/8/2024	75,000	80,740
JPMorgan Chase & Co.:
2.97%, 1/15/2023	150,000	151,129
4.13%, 12/15/2026	50,000	56,192
4.85%, 2/1/2044	37,000	48,187
5.63%, 8/16/2043	125,000	173,057

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 5/15/2038	$100,000	$145,734
7.63%, 10/15/2026	50,000	64,288
8.75%, 9/1/2030	75,000	112,440
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	25,000	27,567
SOFR + 1.46%, 3.16%, 4/22/2042 (a)	50,000	51,927
SOFR + 1.58%, 3.33%, 4/22/2052 (a)	25,000	26,335
SOFR + 1.59%, 2.01%, 3/13/2026 (a)	175,000	179,396
SOFR + 1.89%, 2.18%, 6/1/2028 (a)	100,000	102,123
SOFR + 2.44%, 3.11%, 4/22/2051 (a)	125,000	127,525
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	53,243
4.34%, 1/9/2048	175,000	206,104
4.38%, 3/22/2028	50,000	56,881
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a)	250,000	259,275
1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	100,000	100,653
Mizuho Financial Group, Inc.:
4.02%, 3/5/2028	50,000	56,370
SOFR + 1.77%, 2.20%, 7/10/2031 (a)	25,000	24,612
Morgan Stanley:
4.38%, 1/22/2047	50,000	62,172
4.88%, 11/1/2022	200,000	209,542
7.25%, 4/1/2032	50,000	72,578
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	50,000	54,931
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	125,000	129,069
Series F, 3.88%, 4/29/2024	50,000	53,947
Series GMTN, 4.35%, 9/8/2026	50,000	56,382
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	25,558
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (a)	200,000	215,826
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	100,199
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a)	125,000	137,101
Series MTN, 2.65%, 6/12/2024	50,000	52,613
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	55,272
4.42%, 7/24/2039	25,000	29,327
Security Description	Principal Amount	Value
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a)	$100,000	$110,323
		5,836,176
BEVERAGES — 5.0%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	50,000	54,851
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	58,283
5.45%, 1/23/2039	15,000	19,442
5.80%, 1/23/2059	100,000	141,832
8.20%, 1/15/2039	150,000	244,992
Coca-Cola Co. 2.90%, 5/25/2027	100,000	108,634
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	49,702
3.88%, 5/18/2028	200,000	226,198
3.88%, 4/29/2043	25,000	29,235
Diageo Captial PLC 2.38%, 10/24/2029	75,000	77,284
Diageo Investment Corp.:
2.88%, 5/11/2022	150,000	152,356
4.25%, 5/11/2042	75,000	90,961
7.45%, 4/15/2035	15,000	23,211
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	25,025
3.35%, 3/15/2051	25,000	26,003
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,907
3.45%, 10/6/2046	25,000	27,624
4.25%, 10/22/2044	50,000	61,105
7.00%, 3/1/2029	50,000	68,793
		1,490,438
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	16,039
2.77%, 9/1/2053	50,000	46,310
3.13%, 5/1/2025	72,000	76,825
3.15%, 2/21/2040	50,000	50,968
Baxalta, Inc. 5.25%, 6/23/2045	50,000	66,869
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,127
		261,138
BUILDING MATERIALS — 1.1%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	25,903
3.38%, 4/5/2040	25,000	26,187
Johnson Controls International PLC 4.95%, 7/2/2064 (b)	50,000	66,094

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Owens Corning:
3.95%, 8/15/2029	$100,000	$111,771
4.30%, 7/15/2047	75,000	86,139
		316,094
CHEMICALS — 0.3%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	25,272
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	29,442
Praxair, Inc. 1.10%, 8/10/2030	25,000	23,254
		77,968
COMMERCIAL SERVICES — 1.1%
Moody's Corp. 4.25%, 2/1/2029	50,000	57,390
RELX Capital, Inc. 3.00%, 5/22/2030	50,000	53,043
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	94,191
2.30%, 8/15/2060	100,000	85,213
2.50%, 12/1/2029	25,000	26,087
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	25,873
		341,797
COMPUTERS — 6.5%
Apple, Inc.:
0.55%, 8/20/2025	50,000	49,234
0.75%, 5/11/2023	100,000	100,714
2.38%, 2/8/2041	125,000	119,872
2.55%, 8/20/2060	50,000	45,606
2.65%, 2/8/2051	50,000	48,111
2.80%, 2/8/2061	125,000	120,201
2.85%, 5/11/2024	50,000	52,759
2.90%, 9/12/2027	50,000	54,195
3.20%, 5/11/2027	100,000	109,665
3.35%, 2/9/2027	50,000	55,106
4.50%, 2/23/2036	25,000	31,297
4.65%, 2/23/2046	175,000	227,720
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	60,463
8.35%, 7/15/2046	25,000	40,825
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	77,534
HP, Inc.:
1.45%, 6/17/2026 (c)	50,000	49,814
2.65%, 6/17/2031 (c)	100,000	99,027
3.00%, 6/17/2027	125,000	133,736
3.40%, 6/17/2030	50,000	53,151
6.00%, 9/15/2041	100,000	129,210
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	99,850
Security Description	Principal Amount	Value
3.30%, 1/27/2027	$50,000	$54,833
3.63%, 2/12/2024	100,000	107,030
4.25%, 5/15/2049	15,000	18,183
		1,938,136
COSMETICS/PERSONAL CARE — 2.0%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	54,256
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,046
2.13%, 9/6/2029	175,000	178,668
2.60%, 5/5/2024	150,000	157,377
3.50%, 3/22/2028	100,000	110,923
		601,270
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	25,742
DIVERSIFIED FINANCIAL SERVICES — 1.7%
American Express Co. 3.40%, 2/22/2024	50,000	53,212
BlackRock, Inc. 3.38%, 6/1/2022	50,000	51,043
GE Capital Funding LLC 4.40%, 5/15/2030	50,000	58,084
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	75,000	89,476
Mastercard, Inc. 3.50%, 2/26/2028	75,000	83,393
Nasdaq, Inc. 4.25%, 6/1/2024	25,000	27,094
Visa, Inc.:
1.90%, 4/15/2027	50,000	51,628
2.75%, 9/15/2027	50,000	53,844
4.30%, 12/14/2045	25,000	31,411
		499,185
ELECTRIC — 6.1%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	49,994
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	50,000	61,298
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (a)	19,000	21,346
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	8,095
6.45%, 1/15/2038	25,000	36,305
Series 131, 2.75%, 9/1/2051	25,000	24,050
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 3/15/2036	25,000	33,159
Series 08-B, 6.75%, 4/1/2038	50,000	73,333
Consumers Energy Co.:
3.25%, 8/15/2046	15,000	15,746
3.95%, 7/15/2047	25,000	29,233

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc. 7.00%, 6/15/2038	$25,000	$36,583
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	26,626
Series C, 2.63%, 3/1/2031	25,000	26,069
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	53,369
3.75%, 9/1/2046	100,000	106,763
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	57,364
Exelon Corp.:
3.40%, 4/15/2026	25,000	27,089
5.10%, 6/15/2045	25,000	32,812
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	34,271
ITC Holdings Corp. 3.35%, 11/15/2027	25,000	27,164
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	75,000	79,312
Northern States Power Co. 2.60%, 5/15/2023	50,000	51,241
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	27,287
Ohio Power Co. 4.00%, 6/1/2049	25,000	29,122
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	28,846
5.30%, 6/1/2042	25,000	34,245
5.75%, 3/15/2029	25,000	31,169
Public Service Co. of Colorado:
4.10%, 6/15/2048	75,000	90,199
4.30%, 3/15/2044	25,000	30,244
6.50%, 8/1/2038	50,000	74,810
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	24,295
Series MTN, 3.65%, 9/1/2028	50,000	55,874
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	23,638
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	52,728
Sempra Energy:
3.40%, 2/1/2028	50,000	54,134
3.75%, 11/15/2025	50,000	54,393
4.00%, 2/1/2048	75,000	83,798
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	25,000	34,071
Virginia Electric & Power Co. 8.88%, 11/15/2038	25,000	44,046
Wisconsin Power & Light Co. 3.65%, 4/1/2050	50,000	56,322
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	63,925
Security Description	Principal Amount	Value
Xcel Energy, Inc. 3.40%, 6/1/2030	$25,000	$27,314
		1,831,682
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	52,867
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	28,852
		81,719
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.90%, 7/1/2026	50,000	53,234
4.75%, 5/15/2023	50,000	52,926
		106,160
FOOD — 2.0%
Campbell Soup Co.:
2.50%, 8/2/2022	75,000	76,340
3.95%, 3/15/2025	25,000	27,244
4.15%, 3/15/2028	100,000	112,672
4.80%, 3/15/2048	50,000	62,524
Conagra Brands, Inc. 5.30%, 11/1/2038	50,000	63,548
General Mills, Inc.:
3.00%, 2/1/2051 (c)	75,000	74,896
3.20%, 2/10/2027	25,000	27,101
Kellogg Co. 3.25%, 4/1/2026	50,000	54,171
Kroger Co. 1.70%, 1/15/2031	25,000	23,887
Mondelez International, Inc.:
1.50%, 5/4/2025	50,000	50,681
3.63%, 2/13/2026	25,000	27,395
		600,459
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	17,133
GAS — 0.3%
NiSource, Inc. 2.95%, 9/1/2029	26,000	27,271
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	50,378
Southern California Gas Co. 3.15%, 9/15/2024	25,000	26,617
		104,266
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	54,548
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	63,654
4.90%, 11/30/2046	25,000	33,843

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Baxter International, Inc.:
3.50%, 8/15/2046	$25,000	$26,743
3.95%, 4/1/2030	25,000	28,334
Boston Scientific Corp.:
2.65%, 6/1/2030	50,000	51,636
4.70%, 3/1/2049	3,000	3,824
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	37,253
Medtronic, Inc.:
3.50%, 3/15/2025	25,000	27,126
4.63%, 3/15/2045	25,000	32,610
		305,023
HEALTH CARE SERVICES — 0.5%
Anthem, Inc. 4.10%, 3/1/2028	125,000	141,351
HOUSEHOLD PRODUCTS & WARES — 0.5%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	50,000	54,826
3.90%, 5/4/2047	25,000	29,892
5.30%, 3/1/2041	50,000	67,763
		152,481
INSURANCE — 1.6%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (a)	50,000	58,755
AXA SA 8.60%, 12/15/2030	75,000	112,023
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	75,000	78,343
4.30%, 4/15/2043	50,000	59,062
MetLife, Inc. 4.55%, 3/23/2030	75,000	89,128
XLIT, Ltd. 5.50%, 3/31/2045	50,000	69,007
		466,318
INTERNET — 1.2%
Amazon.com, Inc.:
0.45%, 5/12/2024	50,000	49,905
2.40%, 2/22/2023	4,000	4,110
2.50%, 6/3/2050	50,000	46,928
2.88%, 5/12/2041	50,000	51,462
3.88%, 8/22/2037	50,000	58,853
4.05%, 8/22/2047	3,000	3,637
4.25%, 8/22/2057	3,000	3,811
eBay, Inc.:
1.90%, 3/11/2025	50,000	51,479
3.65%, 5/10/2051	75,000	80,464
		350,649
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	53,610
Security Description	Principal Amount	Value
Caterpillar, Inc. 4.30%, 5/15/2044	$50,000	$63,214
		116,824
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC 4.20%, 1/15/2024	150,000	161,052
Deere & Co. 3.75%, 4/15/2050	25,000	29,693
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	23,869
Series MTN, 0.45%, 1/17/2024	25,000	24,975
Xylem, Inc.:
3.25%, 11/1/2026	50,000	54,324
4.38%, 11/1/2046	25,000	29,712
		323,625
MEDIA — 0.3%
Thomson Reuters Corp. 4.30%, 11/23/2023	75,000	80,227
MINING — 2.8%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	20,613
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	5,000	5,051
Newmont Corp.:
3.70%, 3/15/2023	25,000	25,909
6.25%, 10/1/2039	125,000	176,825
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	67,987
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	175,000	224,628
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	66,643
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	54,305
5.20%, 3/1/2042	150,000	179,466
		821,427
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	28,189
Series MTN, 3.88%, 6/15/2044	25,000	29,262
General Electric Co. 3.63%, 5/1/2030	50,000	55,576
		113,027
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	50,000	57,755
OIL & GAS — 2.8%
BP Capital Markets America, Inc.:
3.06%, 6/17/2041	50,000	50,444
3.41%, 2/11/2026	50,000	54,506

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/6/2030	$25,000	$27,864
Cenovus Energy, Inc. 4.25%, 4/15/2027	25,000	27,791
ConocoPhillips 5.90%, 5/15/2038	50,000	68,731
Exxon Mobil Corp.:
2.61%, 10/15/2030	25,000	26,185
2.99%, 3/19/2025	50,000	53,332
3.04%, 3/1/2026	50,000	53,953
3.45%, 4/15/2051	50,000	53,475
Hess Corp.:
6.00%, 1/15/2040	25,000	32,224
7.30%, 8/15/2031	5,000	6,753
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	54,944
Shell International Finance B.V.:
2.38%, 4/6/2025	50,000	52,285
2.75%, 4/6/2030	50,000	53,026
3.25%, 4/6/2050	50,000	53,216
3.88%, 11/13/2028	25,000	28,417
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	71,342
TotalEnergies Capital International SA:
2.43%, 1/10/2025	50,000	52,227
2.99%, 6/29/2041	25,000	25,457
		846,172
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	29,623
PHARMACEUTICALS — 6.5%
AbbVie, Inc.:
3.85%, 6/15/2024	150,000	161,334
4.25%, 11/21/2049	50,000	59,199
4.30%, 5/14/2036	100,000	117,756
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	54,420
4.38%, 11/16/2045	25,000	31,549
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	48,628
3.70%, 6/6/2027	15,000	16,584
3.79%, 5/20/2050	50,000	55,678
4.69%, 12/15/2044	125,000	155,136
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027	50,000	54,996
3.40%, 7/26/2029	50,000	55,412
3.45%, 11/15/2027	25,000	27,750
4.25%, 10/26/2049	50,000	62,039
Cigna Corp.:
3.40%, 3/15/2050	25,000	25,833
3.50%, 6/15/2024	75,000	80,101
4.80%, 8/15/2038	25,000	30,596
CVS Health Corp. 6.13%, 9/15/2039	25,000	34,575
Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	$15,000	$15,025
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	22,939
6.38%, 5/15/2038	25,000	36,897
Johnson & Johnson:
0.55%, 9/1/2025	50,000	49,353
1.30%, 9/1/2030	50,000	48,219
2.25%, 9/1/2050	50,000	46,306
Merck & Co., Inc.:
2.35%, 6/24/2040	25,000	23,828
3.40%, 3/7/2029	50,000	55,365
4.15%, 5/18/2043	75,000	91,213
Novartis Capital Corp.:
2.00%, 2/14/2027	25,000	25,842
2.75%, 8/14/2050	25,000	25,164
4.40%, 5/6/2044	25,000	31,955
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	24,907
2.55%, 5/28/2040	25,000	24,741
2.70%, 5/28/2050	25,000	24,628
7.20%, 3/15/2039	25,000	40,214
Sanofi:
3.38%, 6/19/2023	100,000	104,985
3.63%, 6/19/2028	50,000	56,895
Viatris, Inc.:
2.70%, 6/22/2030 (c)	25,000	25,239
4.00%, 6/22/2050 (c)	25,000	26,573
Wyeth LLC 6.45%, 2/1/2024	50,000	56,723
		1,928,597
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	26,719
4.00%, 11/15/2049	25,000	27,992
Kinder Morgan, Inc.:
2.00%, 2/15/2031	50,000	48,318
5.05%, 2/15/2046	50,000	60,476
MPLX L.P. 4.70%, 4/15/2048	50,000	57,621
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	77,439
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	30,155
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	54,331
		383,051
REAL ESTATE INVESTMENT TRUSTS — 7.5%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	47,154
2.00%, 5/18/2032	50,000	48,478
3.00%, 5/18/2051	25,000	24,347

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	$100,000	$98,621
Series GMTN, 3.50%, 11/15/2024	50,000	53,888
Series MTN, 3.20%, 1/15/2028	75,000	81,087
Series MTN, 3.90%, 10/15/2046	75,000	88,053
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	79,129
3.25%, 1/30/2031	100,000	106,021
3.40%, 6/21/2029	75,000	81,073
3.65%, 2/1/2026	100,000	109,051
3.80%, 2/1/2024	225,000	239,017
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	50,000	54,744
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	57,131
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	28,664
Equinix, Inc. 2.50%, 5/15/2031	25,000	25,171
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	26,065
3.00%, 1/15/2030	50,000	52,717
3.25%, 7/15/2026	100,000	108,506
3.50%, 7/15/2029	50,000	54,736
6.75%, 2/1/2041	25,000	37,549
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	107,230
Series I, 3.50%, 9/15/2030	75,000	77,910
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	73,721
3.80%, 1/15/2023	50,000	51,658
4.25%, 8/15/2029	50,000	56,497
4.38%, 10/1/2025	25,000	27,833
Prologis L.P. 2.25%, 4/15/2030	25,000	25,361
Regency Centers L.P. 3.60%, 2/1/2027	25,000	27,534
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	24,604
3.38%, 12/1/2027	75,000	81,655
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	26,603
4.00%, 3/1/2028	50,000	55,676
Welltower, Inc. 2.80%, 6/1/2031	25,000	25,726
Weyerhaeuser Co. 4.00%, 4/15/2030	75,000	84,645
		2,247,855
RETAIL — 1.8%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	53,970
Security Description	Principal Amount	Value
3.13%, 12/15/2049	$50,000	$52,158
3.50%, 9/15/2056	15,000	16,748
5.88%, 12/16/2036	25,000	35,243
5.95%, 4/1/2041	25,000	35,927
Lowe's Cos., Inc. 5.13%, 4/15/2050	50,000	67,507
Target Corp.:
2.25%, 4/15/2025	49,000	51,125
3.63%, 4/15/2046	5,000	5,830
Walmart, Inc.:
1.80%, 9/22/2031	50,000	49,539
2.50%, 9/22/2041	50,000	49,822
2.65%, 9/22/2051	25,000	24,885
2.85%, 7/8/2024	75,000	79,488
		522,242
SEMICONDUCTORS — 2.9%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	18,698
5.85%, 6/15/2041	25,000	36,195
Intel Corp.:
3.40%, 3/25/2025	100,000	108,049
4.00%, 12/15/2032	53,000	62,599
4.10%, 5/19/2046	50,000	58,677
4.25%, 12/15/2042	150,000	181,777
4.75%, 3/25/2050	100,000	131,247
Lam Research Corp. 4.00%, 3/15/2029	50,000	57,339
NVIDIA Corp. 2.85%, 4/1/2030	50,000	53,580
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041 (c)	25,000	25,871
QUALCOMM, Inc.:
3.25%, 5/20/2027	50,000	54,834
4.80%, 5/20/2045	25,000	32,917
Texas Instruments, Inc. 1.90%, 9/15/2031	25,000	24,865
Xilinx, Inc. 2.95%, 6/1/2024	25,000	26,347
		872,995
SOFTWARE — 3.6%
Autodesk, Inc. 4.38%, 6/15/2025	75,000	82,932
Microsoft Corp.:
2.53%, 6/1/2050	125,000	120,707
2.65%, 11/3/2022	100,000	102,152
2.92%, 3/17/2052	175,000	182,059
3.13%, 11/3/2025	100,000	108,362
Oracle Corp.:
3.40%, 7/8/2024	100,000	106,765
4.38%, 5/15/2055	75,000	84,035
5.38%, 7/15/2040	75,000	94,409
6.50%, 4/15/2038	75,000	104,324
salesforce.com, Inc.:
1.95%, 7/15/2031	25,000	24,907

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 7/15/2051	$25,000	$25,017
VMware, Inc.:
1.40%, 8/15/2026	25,000	24,890
2.20%, 8/15/2031	25,000	24,474
		1,085,033
TELECOMMUNICATIONS — 10.8%
AT&T, Inc.:
2.30%, 6/1/2027	15,000	15,537
3.50%, 6/1/2041	50,000	51,353
3.80%, 2/15/2027	50,000	55,407
3.85%, 6/1/2060	175,000	181,099
4.25%, 3/1/2027	100,000	113,189
4.45%, 4/1/2024	50,000	54,179
4.85%, 3/1/2039	8,000	9,586
6.55%, 2/15/2039	200,000	280,014
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	30,450
British Telecommunications PLC 9.63%, 12/15/2030	125,000	191,317
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	51,727
3.50%, 6/15/2025	150,000	163,935
5.50%, 1/15/2040	50,000	69,897
5.90%, 2/15/2039	250,000	361,367
Corning, Inc. 4.38%, 11/15/2057	25,000	30,087
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	297,002
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	29,010
Orange SA 5.50%, 2/6/2044	25,000	34,270
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	28,082
5.21%, 3/8/2047	25,000	31,181
7.05%, 6/20/2036	50,000	72,106
TELUS Corp. 3.70%, 9/15/2027	50,000	55,743
Verizon Communications, Inc.:
1.45%, 3/20/2026	50,000	50,463
2.88%, 11/20/2050	25,000	23,254
2.99%, 10/30/2056	25,000	23,240
3.00%, 11/20/2060	25,000	23,082
4.13%, 3/16/2027	50,000	56,751
Security Description	Principal Amount	Value
4.27%, 1/15/2036	$15,000	$17,663
4.86%, 8/21/2046	100,000	127,324
5.01%, 8/21/2054	75,000	99,893
6.40%, 9/15/2033	150,000	202,935
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	28,825
4.38%, 5/30/2028	50,000	57,436
4.88%, 6/19/2049	50,000	62,480
5.00%, 5/30/2038	200,000	250,398
		3,230,282
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 4.00%, 6/1/2028	50,000	56,407
WATER — 0.2%
American Water Capital Corp. 6.59%, 10/15/2037	50,000	73,350
TOTAL CORPORATE BONDS & NOTES (Cost $29,748,310)		29,460,610
TOTAL INVESTMENTS — 99.0% (Cost $29,748,311)		29,460,610
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		299,491
NET ASSETS — 100.0%		$29,760,101
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$29,460,610	$—	$29,460,610
TOTAL INVESTMENTS	$—	$29,460,610	$—	$29,460,610
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 32CI, 0.25%, 11/21/2032	AUD	755,100	$580,867
Series 27CI, 0.75%, 11/21/2027	AUD	4,601,662	3,666,854
Series 50CI, 1.00%, 2/21/2050	AUD	2,370,375	2,006,587
Series 40CI, 1.25%, 8/21/2040	AUD	2,606,233	2,272,967
Series 35CI, 2.00%, 8/21/2035	AUD	3,121,349	2,943,052
Series 30CI, 2.50%, 9/20/2030	AUD	4,017,464	3,714,930
Series 25CI, 3.00%, 9/20/2025	AUD	5,627,433	4,789,053
			19,974,310
BRAZIL — 6.2%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 5/15/2023	BRL	18,661,235	3,549,385
Series NTNB, 6.00%, 8/15/2024	BRL	19,595,212	3,757,833
Series NTNB, 6.00%, 5/15/2025	BRL	8,790,375	1,728,214
Series NTNB, 6.00%, 8/15/2026	BRL	11,995,200	2,332,287
Series NTNB, 6.00%, 8/15/2028	BRL	11,910,460	2,341,294
Series NTNB, 6.00%, 8/15/2030	BRL	10,768,210	2,140,400
Series NTNB, 6.00%, 5/15/2035	BRL	8,973,506	1,829,178
Series NTNB, 6.00%, 8/15/2040	BRL	6,299,705	1,303,040
Series NTNB, 6.00%, 5/15/2045	BRL	12,233,273	2,563,052
Series NTNB, 6.00%, 8/15/2050	BRL	16,481,954	3,488,482
Series NTNB, 6.00%, 5/15/2055	BRL	10,401,944	2,207,523
			27,240,688
CANADA — 4.7%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	2,846,142	2,387,733
Series CPI, 1.25%, 12/1/2047	CAD	2,654,062	2,600,873
Series CPI, 1.50%, 12/1/2044	CAD	3,292,149	3,312,577
Security Description		Principal Amount	Value
Series CPI, 2.00%, 12/1/2041	CAD	3,453,814	$3,711,457
Series CPI, 3.00%, 12/1/2036	CAD	2,403,584	2,764,475
Series CPI, 4.00%, 12/1/2031	CAD	2,670,018	3,046,233
Series CPI, 4.25%, 12/1/2021	CAD	2	1
Series CPI, 4.25%, 12/1/2026	CAD	2,454,164	2,466,761
			20,290,110
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,023,004,580	1,204,961
0.01%, 10/1/2028	CLP	1,113,713,240	1,183,658
0.01%, 10/1/2033	CLP	888,741,000	813,849
1.30%, 3/1/2023	CLP	661,944,140	828,957
1.50%, 3/1/2026	CLP	3,881,559,930	4,746,599
1.90%, 9/1/2030	CLP	1,835,390,570	2,212,293
2.00%, 3/1/2035	CLP	2,796,499,340	3,262,938
2.10%, 7/15/2050	CLP	481,413,920	526,217
Series 30YR, 3.00%, 1/1/2044	CLP	3,354,853,255	4,422,938
Series 20YR, 4.50%, 10/15/2023	CLP	59,196,020	79,123
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	35
Series 20YR, 3.00%, 5/1/2028	CLP	7,520	10
Series 30YR, 3.00%, 2/1/2041	CLP	26,320	35
			19,281,613
COLOMBIA — 4.6%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	4,577,849,600	1,134,600
Series UVR, 3.00%, 3/25/2033	COP	7,439,005,600	1,820,131
Series UVR, 3.30%, 3/17/2027	COP	11,730,739,600	3,201,270
Series UVR, 3.50%, 5/7/2025	COP	6,752,328,160	1,867,056
Series UVR, 3.75%, 2/25/2037	COP	8,783,748,920	2,261,811
Series UVR, 3.75%, 6/16/2049	COP	7,238,724,680	1,820,026
Series UVR, 4.75%, 2/23/2023	COP	18,483,067,760	5,094,380
Series UVR, 4.75%, 4/4/2035	COP	10,443,210,669	2,998,013
			20,197,287

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 7.9%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,731,539	$2,144,832
Series OATE, 0.10%, 3/1/2026 (a)	EUR	993,857	1,273,924
Series OATI, 0.10%, 3/1/2028	EUR	1,962,393	2,541,775
Series OATE, 0.10%, 3/1/2029	EUR	2,161,803	2,889,503
Series OATE, 0.10%, 7/25/2031 (a)	EUR	510,460	699,564
Series OATI, 0.10%, 3/1/2036 (a)	EUR	606,654	853,471
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,420,186	2,030,413
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,334,350	2,083,834
Series OATE, 0.25%, 7/25/2024	EUR	2,044,812	2,567,005
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,850,149	2,647,695
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,898,657	3,628,760
Series OATE, 1.85%, 7/25/2027	EUR	2,406,794	3,475,256
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,376,831	2,970,592
Series OATE, 3.15%, 7/25/2032	EUR	1,580,244	2,864,164
Series OATI, 3.40%, 7/25/2029	EUR	1,030,965	1,705,629
			34,376,417
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,644,721	4,383,085
Series I/L, 0.10%, 4/15/2026	EUR	3,731,696	4,816,195
Series I/L, 0.10%, 4/15/2033	EUR	906,109	1,308,836
Series I/L, 0.10%, 4/15/2046	EUR	2,204,560	3,901,420
Series I/L, 0.50%, 4/15/2030	EUR	4,079,956	5,839,560
			20,249,096
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	1,218,029	413,784
Series 1131, 0.10%, 11/30/2031	ILS	2,733,408	933,983
Security Description		Principal Amount	Value
Series 0529, 0.50%, 5/31/2029	ILS	5,933,632	$2,107,014
Series 1151, 0.50%, 11/30/2051	ILS	1,000,000	314,706
0.75%, 10/31/2025	ILS	6,162,206	2,133,249
Series 0527, 0.75%, 5/31/2027	ILS	5,941,305	2,113,124
1.00%, 5/31/2045	ILS	5,258,996	1,932,651
1.75%, 9/29/2023	ILS	4,941,254	1,660,214
Series 0922, 2.75%, 9/30/2022	ILS	3,655,271	1,192,687
Series 0841, 2.75%, 8/30/2041	ILS	6,020,336	2,890,042
Series 0536, 4.00%, 5/30/2036	ILS	5,410,276	2,803,735
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	3,157,313	1,159,291
			19,654,480
ITALY — 5.6%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2023	EUR	1,137,348	1,368,469
Series CPI, 0.15%, 5/15/2051 (a)	EUR	769,170	898,410
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,142,740	2,748,399
Series CPI, 0.65%, 5/15/2026	EUR	663,137	845,396
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,602,615	2,247,877
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,136,280	2,877,597
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,934,766	2,542,204
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,694,158	2,735,648
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,611,791	2,900,178
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,381,164	3,041,107
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,616,350	2,325,007
			24,530,292
JAPAN — 4.6%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	43,132,000	392,941
Series 18, 0.10%, 3/10/2024	JPY	126,758,500	1,156,544
Series 19, 0.10%, 9/10/2024	JPY	224,757,000	2,059,082
Series 20, 0.10%, 3/10/2025	JPY	415,038,700	3,789,230

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 21, 0.10%, 3/10/2026	JPY	307,472,240	$2,818,301
Series 22, 0.10%, 3/10/2027	JPY	292,543,268	2,697,219
Series 23, 0.10%, 3/10/2028	JPY	294,480,360	2,714,524
Series 24, 0.10%, 3/10/2029	JPY	384,501,522	3,551,750
Series 25, 0.20%, 3/10/2030	JPY	117,658,980	1,108,467
			20,288,058
MEXICO — 4.5%
Mexican Udibonos:
Series S, 2.75%, 11/27/2031	MXN	13,666,994	656,624
Series S, 3.50%, 11/16/2023	MXN	33,919,554	1,705,166
Series S, 4.00%, 11/30/2028	MXN	71,300,287	3,765,906
Series S, 4.00%, 11/15/2040	MXN	63,685,703	3,361,894
Series S, 4.00%, 11/8/2046	MXN	66,454,637	3,551,180
Series S, 4.00%, 11/3/2050	MXN	29,073,904	1,561,821
Series S, 4.50%, 12/4/2025	MXN	52,189,159	2,770,373
Series S, 4.50%, 11/22/2035	MXN	41,811,042	2,340,254
			19,713,218
NEW ZEALAND — 2.6%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	3,842,122	2,914,129
Series 0935, 2.50%, 9/20/2035	NZD	3,007,697	2,663,478
Series 0940, 2.50%, 9/20/2040	NZD	3,469,760	3,090,104
Series 0930, 3.00%, 9/20/2030	NZD	2,809,820	2,455,018
			11,122,729
SOUTH AFRICA — 4.6%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	18,247,800	1,108,384
Series 2033, 1.88%, 2/28/2033	ZAR	28,395,974	1,528,756
Series 2025, 2.00%, 1/31/2025	ZAR	44,080,912	2,900,834
Series 2038, 2.25%, 1/31/2038	ZAR	46,253,915	2,359,931
Series 2046, 2.50%, 3/31/2046	ZAR	43,887,514	2,137,370
Security Description		Principal Amount	Value
Series 2050, 2.50%, 12/31/2050	ZAR	52,724,388	$2,469,010
Series R210, 2.60%, 3/31/2028	ZAR	26,867,964	1,761,609
Series R202, 3.45%, 12/7/2033	ZAR	36,426,925	2,310,484
Series R197, 5.50%, 12/7/2023	ZAR	50,627,931	3,688,405
			20,264,783
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,299,855,360	1,128,709
Series 3006, 1.13%, 6/10/2030	KRW	1,173,483,900	1,018,536
Series 2806, 1.75%, 6/10/2028	KRW	1,513,095,950	1,378,600
			3,525,845
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,512,518	1,856,531
0.30%, 11/30/2021	EUR	171	200
0.65%, 11/30/2027 (a)	EUR	3,304,711	4,432,683
0.70%, 11/30/2033 (a)	EUR	2,799,209	3,997,304
1.00%, 11/30/2030 (a)	EUR	3,631,438	5,185,652
1.80%, 11/30/2024 (a)	EUR	3,486,138	4,585,048
			20,057,418
SWEDEN — 3.8%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	22,304,329	2,811,396
Series 3113, 0.13%, 12/1/2027	SEK	15,571,645	2,007,861
Series 3114, 0.13%, 6/1/2030 (a)	SEK	12,474,001	1,655,139
Series 3111, 0.13%, 6/1/2032 (a)	SEK	19,105,919	2,617,656
Series 3109, 1.00%, 6/1/2025 (a)	SEK	26,666,960	3,402,245
Series 3104, 3.50%, 12/1/2028 (a)	SEK	25,311,021	4,065,926
			16,560,223
TURKEY — 4.6%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	17,218,772	1,887,949
1.50%, 6/18/2025	TRY	20,142,591	2,162,767
Series CPI, 2.00%, 10/26/2022	TRY	6,697,227	750,885

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.00%, 9/18/2024	TRY	8,647,410	$949,061
Series CPI, 2.00%, 4/16/2025	TRY	12,593,473	1,380,785
2.36%, 1/29/2025	TRY	15,870,124	1,759,685
Series CPI, 2.40%, 5/8/2024	TRY	8,252,543	921,203
Series CPI, 2.70%, 1/14/2026	TRY	15,486,152	1,723,478
Series CPI, 2.80%, 11/8/2023	TRY	5,862,518	661,494
Series CPI, 2.90%, 7/7/2027	TRY	9,881,805	1,106,387
Series CPI, 2.90%, 1/12/2028	TRY	10,660,991	1,194,476
Series CPI, 3.00%, 8/2/2023	TRY	11,479,991	1,299,535
3.20%, 11/6/2024	TRY	3,936,427	448,054
Series CPI, 3.30%, 6/28/2028	TRY	22,591,704	2,587,658
4.10%, 6/5/2024	TRY	549,732	64,222
Series CPI, 4.20%, 1/10/2024	TRY	10,491,496	1,221,143
			20,118,782
UNITED KINGDOM — 21.9%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	2,341,099	3,480,017
Series 3MO, 0.13%, 3/22/2026	GBP	1,425,297	2,241,010
Series 3MO, 0.13%, 8/10/2028	GBP	2,144,024	3,597,865
Series 3MO, 0.13%, 3/22/2029	GBP	1,994,137	3,380,515
Series 3MO, 0.13%, 11/22/2036	GBP	1,879,562	3,767,554
Series 3MO, 0.13%, 8/10/2041	GBP	1,417,884	3,104,484
Series 3MO, 0.13%, 3/22/2044	GBP	1,606,487	3,646,274
Series 3MO, 0.13%, 3/22/2046	GBP	1,362,612	3,203,221
Series 3MO, 0.13%, 8/10/2048	GBP	1,128,233	2,790,695
Series 3MO, 0.13%, 11/22/2056	GBP	536,215	1,539,220
Series 3MO, 0.13%, 3/22/2058	GBP	1,366,775	4,035,030
Series 3MO, 0.13%, 11/22/2065	GBP	879,646	3,059,138
Series 3MO, 0.13%, 3/22/2068	GBP	1,284,435	4,792,303
Series 3MO, 0.25%, 3/22/2052	GBP	1,198,834	3,247,540
Security Description		Principal Amount	Value
Series 3MO, 0.38%, 3/22/2062	GBP	1,327,600	$4,508,543
Series 3MO, 0.50%, 3/22/2050	GBP	1,359,782	3,728,457
Series 3MO, 0.63%, 3/22/2040	GBP	1,551,781	3,545,938
Series 3MO, 0.63%, 11/22/2042	GBP	1,408,912	3,413,584
Series 3MO, 0.75%, 3/22/2034	GBP	1,269,266	2,556,649
Series 3MO, 0.75%, 11/22/2047	GBP	1,051,187	2,881,880
Series 3MO, 1.13%, 11/22/2037	GBP	2,069,155	4,806,938
Series 3MO, 1.25%, 11/22/2027	GBP	1,652,632	2,901,103
Series 3MO, 1.25%, 11/22/2032	GBP	1,476,925	3,023,700
Series 3MO, 1.25%, 11/22/2055	GBP	1,239,602	4,459,091
Series 3MO, 1.88%, 11/22/2022	GBP	1,604,048	2,347,070
Series 8MO, 2.00%, 1/26/2035	GBP	999,957	2,380,138
Series 8MO, 2.50%, 7/17/2024	GBP	1,313,712	2,141,073
Series 8MO, 4.13%, 7/22/2030	GBP	670,392	1,573,061
United Kingdom Inflation-Linked Gilt:
Series 3MO, 0.13%, 8/10/2031	GBP	468,158	838,603
Series 3MO, 0.13%, 3/22/2039	GBP	720,580	1,499,073
Series 3MO, 0.13%, 3/22/2051	GBP	1,246,260	3,210,731
			95,700,498
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $419,018,191)			433,145,847
	Shares
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c) (Cost $95,719)	95,719	95,719
TOTAL INVESTMENTS — 99.1% (Cost $419,113,910)		433,241,566
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,731,267
NET ASSETS — 100.0%		$436,972,833

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.7% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$433,145,847	$—	$433,145,847
Short-Term Investment	95,719	—	—	95,719
TOTAL INVESTMENTS	$95,719	$433,145,847	$—	$433,241,566
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,158	$99,158	$41,353,427	$41,356,866	$—	$—	95,719	$95,719	$115
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	$100,000	$113,560
Series A, 5.00%, 9/1/2025	1,025,000	1,205,121
Series A, 5.00%, 9/1/2030	190,000	233,327
Series A, 5.00%, 9/1/2033	1,025,000	1,227,520
Series A, 5.00%, 9/1/2036	2,310,000	2,802,590
Series B, 5.00%, 9/1/2025	465,000	546,713
Alabama, Public School and College Authority Revenue:
Series A, 4.00%, 11/1/2040	3,265,000	3,892,546
Series A, 5.00%, 11/1/2022	730,000	768,005
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	132,122
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	339,218
Series A, 5.00%, 6/1/2027	195,000	232,724
Series A, 5.00%, 6/1/2028	260,000	310,054
Series A, 5.00%, 6/1/2037	2,310,000	2,830,550
Series A, 5.00%, 6/1/2038	1,455,000	1,779,483
Series A, 5.00%, 6/1/2043	2,000,000	2,422,726
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	267,194
Series A, 4.00%, 1/1/2038	145,000	164,921
Series A, 5.00%, 1/1/2032	100,000	122,207
Series A, 5.00%, 1/1/2042	255,000	293,008
Series B, 3.00%, 1/1/2043	165,000	184,587
Series B, 4.00%, 1/1/2036	250,000	292,666
Series B, 5.00%, 1/1/2030	750,000	916,553
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	382,618
Jefferson, AL, Revenue 4.00%, 9/15/2036	2,500,000	2,854,073
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	1,290,000	1,379,562
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	914,352
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	587,651
Series B, 3.00%, 7/1/2034	1,050,000	1,126,978
		28,322,629
ALASKA — 0.0% *
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	104,559
Series B, 5.00%, 8/1/2026	245,000	286,558
Security Description	Principal Amount	Value
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	$250,000	$299,313
Series B, 5.00%, 5/1/2037	500,000	597,139
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	249,504
		1,537,073
ARIZONA — 1.6%
Arizona Board of Regents Authority Revenue:
Series A, 4.00%, 7/1/2042	1,290,000	1,510,813
Series A, 5.00%, 7/1/2036	625,000	806,631
Series A, 5.00%, 7/1/2041	750,000	955,780
Series A, 5.00%, 7/1/2043	710,000	900,469
Series C, 5.00%, 7/1/2028	1,000,000	1,266,595
Series C, 5.00%, 7/1/2029	1,750,000	2,264,448
Series C, 5.00%, 7/1/2030	1,500,000	1,973,699
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	200,000	233,376
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	245,297
5.00%, 6/1/2029	420,000	501,801
5.00%, 6/1/2032	385,000	458,162
5.00%, 6/1/2033	270,000	320,702
5.00%, 6/1/2038	230,000	271,179
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	202,355
5.00%, 1/1/2024	170,000	188,059
Series A, 5.00%, 1/1/2029	575,000	697,997
Series A, 5.00%, 12/1/2034	300,000	346,505
Arizona, State 5.00%, 9/1/2022	100,000	104,369
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2027	310,000	373,097
5.00%, 7/1/2028	395,000	474,169
5.00%, 7/1/2031	350,000	392,339
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	449,677
5.00%, 7/1/2024	125,000	141,072
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,770,954
Series B, 5.00%, 7/1/2042	2,990,000	3,578,468
Series C, 5.00%, 7/1/2042	390,000	460,311
Series D, 5.00%, 7/1/2041	200,000	230,957
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	180,531

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	$150,000	$170,933
City of Mesa AZ Utility System Revenue 5.00%, 7/1/2045	750,000	966,600
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	492,993
Series D, 4.00%, 7/1/2035	1,665,000	2,028,348
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	230,000	248,588
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	623,994
5.00%, 7/1/2036	900,000	1,088,165
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	180,431
5.00%, 7/1/2026	100,000	120,354
5.00%, 7/1/2029	455,000	544,783
Series A, 5.00%, 7/1/2026	235,000	274,407
Series A, 5.00%, 7/1/2037	390,000	479,776
Series A, 5.00%, 7/1/2044	5,000,000	6,364,462
Series B, 5.00%, 7/1/2024	3,000,000	3,385,726
Series B, 5.00%, 7/1/2026	6,715,000	8,085,431
Series B, 5.00%, 7/1/2037	500,000	608,873
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	533,111
5.00%, 7/1/2025	205,000	239,626
5.00%, 7/1/2026	300,000	361,686
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	113,334
Salt River Project Electric System Revenue 5.00%, 1/1/2027	1,500,000	1,836,083
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	220,373
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,729,643
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	1,150,000	1,348,334
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	576,827
		58,922,693
Security Description	Principal Amount	Value
ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2022	$700,000	$723,526
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	687,183
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	393,467
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	242,701
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	559,532
		2,606,409
CALIFORNIA — 19.6%
Alameda, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2039	500,000	576,992
Series D, 2.00%, 8/1/2043	1,400,000	1,290,330
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,507,606
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	396,957
3.25%, 8/1/2037	240,000	260,544
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	177,096
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	833,958
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	613,725
California State Public Works Board Revenue:
3.00%, 5/1/2032	655,000	722,394
4.00%, 10/1/2027	920,000	1,067,610
5.00%, 9/1/2029	530,000	657,280
Series B, 4.00%, 5/1/2040	1,750,000	2,084,691
Series B, 5.00%, 10/1/2027	1,790,000	2,229,958
Series B, 5.00%, 5/1/2028	1,245,000	1,568,990
Series B, 5.00%, 10/1/2028	1,300,000	1,616,751
Series C, 5.00%, 11/1/2031	6,855,000	8,843,372
Series C, 5.00%, 11/1/2032	975,000	1,255,826
Series C, 5.00%, 11/1/2034	2,580,000	3,309,684
Series C, 5.00%, 11/1/2044	800,000	1,008,263
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	360,791
2.13%, 4/1/2053 (a)	575,000	602,010
5.00%, 4/1/2024	250,000	278,837

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 2.63%, 4/1/2045 (a)	$13,510,000	$14,548,221
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	142,276
Series A, 2.95%, 4/1/2047 (a)	1,225,000	1,335,300
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	348,675
5.00%, 10/1/2026	150,000	182,902
5.00%, 10/1/2028	490,000	585,153
5.00%, 10/1/2029	115,000	144,781
5.00%, 11/1/2030	7,100,000	9,479,711
5.00%, 10/1/2031	410,000	499,533
5.00%, 10/1/2032	3,470,000	4,130,100
5.00%, 10/1/2033	3,810,000	4,521,934
5.00%, 10/1/2034	2,400,000	2,844,959
5.00%, 10/1/2035	2,225,000	2,634,270
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,670,395
Series A, 5.00%, 6/1/2042	1,525,000	1,850,547
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	402,816
Series AW, 5.00%, 12/1/2029	785,000	956,430
Series AW, 5.00%, 12/1/2032	255,000	312,486
Series AX, 5.00%, 12/1/2029	300,000	375,894
Series AX, 5.00%, 12/1/2032	100,000	124,547
Series BA, 5.00%, 12/1/2022	740,000	781,475
California, State General Obligation:
3.00%, 3/1/2028	525,000	595,161
3.00%, 10/1/2034	9,345,000	10,413,977
3.00%, 10/1/2035	1,740,000	1,933,032
3.00%, 11/1/2035	850,000	948,338
3.00%, 10/1/2036	1,830,000	2,013,048
3.00%, 10/1/2037	12,945,000	14,138,341
3.00%, 11/1/2041	1,300,000	1,406,181
3.50%, 8/1/2027	875,000	1,013,071
4.00%, 4/1/2023	1,125,000	1,189,158
4.00%, 11/1/2023	160,000	172,651
4.00%, 10/1/2024	250,000	278,004
4.00%, 9/1/2025	250,000	284,677
4.00%, 3/1/2029	550,000	668,380
4.00%, 8/1/2033	205,000	235,102
4.00%, 10/1/2034	500,000	601,434
4.00%, 3/1/2036	2,300,000	2,744,921
4.00%, 10/1/2036	500,000	598,869
4.00%, 11/1/2036	30,000	35,006
4.00%, 10/1/2037	2,100,000	2,508,225
4.00%, 11/1/2037	500,000	601,992
4.00%, 11/1/2039	7,500,000	8,975,786
4.00%, 10/1/2044	1,765,000	2,074,849
Security Description	Principal Amount	Value
5.00%, 8/1/2022	$100,000	$104,006
5.00%, 9/1/2022	250,000	261,017
5.00%, 11/1/2022	1,110,000	1,167,789
5.00%, 8/1/2023	600,000	652,602
5.00%, 9/1/2023	175,000	191,028
5.00%, 11/1/2023	1,395,000	1,534,177
5.00%, 4/1/2024	9,265,000	10,370,619
5.00%, 8/1/2024	325,000	368,671
5.00%, 9/1/2024	435,000	495,074
5.00%, 10/1/2024	600,000	685,085
5.00%, 8/1/2025	455,000	534,261
5.00%, 9/1/2025	235,000	276,696
5.00%, 10/1/2025	5,000,000	5,903,203
5.00%, 3/1/2026	110,000	126,938
5.00%, 8/1/2026	2,990,000	3,605,037
5.00%, 10/1/2026	3,920,000	4,714,428
5.00%, 4/1/2027	4,300,000	5,299,383
5.00%, 8/1/2027	11,740,000	14,510,136
5.00%, 9/1/2027	555,000	672,078
5.00%, 10/1/2027	670,000	799,451
5.00%, 11/1/2027	180,000	225,203
5.00%, 8/1/2028	1,970,000	2,385,006
5.00%, 9/1/2028	1,405,000	1,700,628
5.00%, 10/1/2028	3,000,000	3,826,094
5.00%, 11/1/2028	1,210,000	1,546,136
5.00%, 4/1/2029	5,525,000	7,120,931
5.00%, 8/1/2029	765,000	914,772
5.00%, 9/1/2029	760,000	919,503
5.00%, 10/1/2029	6,335,000	8,001,477
5.00%, 3/1/2030	1,640,000	2,146,099
5.00%, 8/1/2030	500,000	602,960
5.00%, 9/1/2030	1,455,000	1,758,797
5.00%, 10/1/2030	650,000	842,710
5.00%, 11/1/2030	500,000	623,687
5.00%, 4/1/2031	1,845,000	2,357,549
5.00%, 9/1/2031	2,265,000	2,734,268
5.00%, 3/1/2032	280,000	321,268
5.00%, 4/1/2032	4,600,000	6,128,129
5.00%, 8/1/2032	300,000	360,826
5.00%, 3/1/2033	2,000,000	2,584,734
5.00%, 4/1/2033	3,500,000	4,456,151
5.00%, 8/1/2033	860,000	1,033,461
5.00%, 9/1/2034	290,000	349,149
5.00%, 10/1/2034	155,000	175,438
5.00%, 11/1/2034	655,000	827,440
5.00%, 3/1/2035	620,000	796,636
5.00%, 8/1/2035	1,650,000	1,999,190
5.00%, 9/1/2035	740,000	890,537
5.00%, 10/1/2035	435,000	516,072
5.00%, 4/1/2036	1,050,000	1,329,177
5.00%, 8/1/2036	1,870,000	2,269,505
5.00%, 11/1/2036	1,150,000	1,450,146
5.00%, 10/1/2037	90,000	101,666
5.00%, 11/1/2037	660,000	818,368
5.00%, 10/1/2039	1,165,000	1,440,272

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2039	$1,905,000	$2,387,891
Series B, 5.00%, 8/1/2024	150,000	170,156
Series C, 5.00%, 9/1/2034	155,000	180,859
Campbell Union High School District, General Obligation Series B, 5.00%, 8/1/2036	150,000	181,978
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (b)	100,000	109,523
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	285,840
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,165,594
Series A, 4.00%, 8/1/2042	500,000	577,063
Chino Valley Unified School District, General Obligation Series B, 4.00%, 8/1/2045	2,500,000	2,917,880
City of Concord CA COPs2.13%, 4/1/2041	1,000,000	937,875
City of San Jose, CA, General Obligation Series A-1, 5.00%, 9/1/2041	620,000	775,020
Coast, TX, Community College District, General Obligation Series F, 3.00%, 8/1/2038	500,000	539,523
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 4.00%, 3/1/2033	4,100,000	5,116,156
Series B, 5.00%, 3/1/2028	3,000,000	3,688,350
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	965,496
Series C, 3.00%, 8/1/2035	1,000,000	1,126,486
Series C, 3.00%, 8/1/2036	1,000,000	1,121,924
Series C, 3.00%, 8/1/2037	1,400,000	1,559,664
Coronado, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2033	5,010,000	5,726,828
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	172,597
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	426,216
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	656,642
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2044	$735,000	$926,714
Series B, 5.00%, 6/1/2034	690,000	847,764
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	150,146
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	274,318
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,171,833
Series A, 5.00%, 7/1/2045	315,000	368,810
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	1,890,000	2,185,836
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	466,612
Series C, 5.00%, 3/1/2035	570,000	681,972
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	825,206
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	123,837
Series A, 5.00%, 10/1/2031	340,000	415,936
Series A, 5.00%, 10/1/2032	250,000	305,305
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	269,396
5.00%, 8/1/2028	140,000	163,573
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	117,784
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	237,974
Local Public Schools Funding Authority School Improvement District No 2016-1 Series A, 3.00%, 8/1/2046	500,000	519,169
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	1,310,206
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,200,725
Long Beach, CA, Unified School District, General Obligation Series B, 5.00%, 8/1/2022	590,000	613,584

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles County Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2039	$5,625,000	$7,453,528
Series A, 5.00%, 7/1/2040	5,500,000	7,270,761
Series A, 5.00%, 7/1/2041	1,100,000	1,337,314
Los Angeles County Public Works Financing Authority Revenue 4.00%, 12/1/2043	2,000,000	2,335,693
Los Angeles Department of Water & Power Revenue Series B, 5.00%, 7/1/2046	745,000	951,664
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	571,716
5.00%, 8/1/2036	430,000	516,730
Series A, 5.00%, 8/1/2026	215,000	243,730
Series J, 4.00%, 8/1/2036	400,000	466,541
Series J, 4.00%, 8/1/2039	480,000	557,571
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	1,037,445
5.00%, 5/15/2040	2,550,000	3,239,465
Series B, 4.00%, 5/15/2039	675,000	800,942
Series B, 4.00%, 5/15/2040	700,000	828,807
Series B, 5.00%, 5/15/2037	850,000	1,104,062
Series C, 5.00%, 5/15/2028	525,000	664,140
Series C, 5.00%, 5/15/2038	465,000	534,895
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,273,936
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,127,596
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	1,800,000	2,229,506
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2024	250,000	282,659
Series A, 5.00%, 7/1/2027	510,000	634,945
Series A, 5.00%, 7/1/2028	250,000	304,749
Series A, 5.00%, 7/1/2030	520,000	595,007
Series A, 5.00%, 7/1/2031	390,000	474,842
Series A, 5.00%, 7/1/2032	715,000	876,377
Series A, 5.00%, 7/1/2036	3,675,000	4,484,199
Series A, 5.00%, 7/1/2037	910,000	1,141,360
Series A, 5.00%, 7/1/2038	570,000	671,060
Series A, 5.00%, 7/1/2040	2,215,000	2,601,629
Series A, 5.00%, 7/1/2041	900,000	1,057,095
Series B, 5.00%, 1/1/2024	835,000	921,507
Series B, 5.00%, 7/1/2025	100,000	117,094
Series B, 5.00%, 7/1/2028	320,000	379,092
Series B, 5.00%, 7/1/2029	100,000	118,328
Series B, 5.00%, 7/1/2031	4,000,000	5,086,600
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2032	$2,640,000	$3,347,207
Series B, 5.00%, 7/1/2033	1,500,000	1,897,681
Series B, 5.00%, 7/1/2034	555,000	653,910
Series B, 5.00%, 7/1/2036	100,000	117,913
Series B, 5.00%, 7/1/2037	100,000	120,782
Series B, 5.00%, 7/1/2040	4,305,000	5,516,823
Series B, 5.00%, 7/1/2042	230,000	269,516
Series B, 5.00%, 7/1/2043	1,725,000	2,100,944
Series C, 5.00%, 7/1/2036	850,000	1,083,164
Series C, 5.00%, 7/1/2040	500,000	642,632
Series C, 5.00%, 7/1/2042	595,000	726,794
Series D, 5.00%, 7/1/2030	305,000	343,142
Series D, 5.00%, 7/1/2032	180,000	202,299
Series D, 5.00%, 7/1/2044	645,000	791,765
Series E, 5.00%, 7/1/2039	310,000	347,229
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	644,609
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	720,000	889,531
Series A, 5.00%, 12/1/2033	250,000	314,398
Series A, 5.00%, 12/1/2035	1,405,000	1,759,559
Series A, 5.00%, 12/1/2037	1,165,000	1,452,533
Series A, 5.00%, 12/1/2038	1,925,000	2,395,234
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 6/1/2034	110,000	124,595
Series A, 5.00%, 6/1/2023	510,000	550,703
Series A, 5.00%, 7/1/2023	325,000	352,217
Series A, 5.00%, 6/1/2026	100,000	120,777
Series A, 5.00%, 6/1/2029	250,000	300,663
Series A, 5.00%, 7/1/2030	100,000	123,865
Series A, 5.00%, 6/1/2033	350,000	418,789
Series A, 5.00%, 6/1/2034	245,000	292,779
Series A, 5.00%, 6/1/2037	405,000	482,137
Series A, 5.00%, 7/1/2037	1,600,000	2,004,544
Series A, 5.00%, 6/1/2038	850,000	1,010,178
Series A, 5.00%, 7/1/2038	2,210,000	2,699,099
Series A, 5.00%, 7/1/2042	860,000	1,044,069
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	3,975,000	4,731,946
5.00%, 12/1/2045	3,200,000	4,042,260
Series D, 4.00%, 12/1/2034	215,000	240,915
Series D, 4.00%, 12/1/2036	665,000	743,503
Series D, 4.00%, 12/1/2040	865,000	962,020
Series D, 5.00%, 12/1/2029	100,000	117,980
Series D, 5.00%, 12/1/2030	330,000	388,886
Series D, 5.00%, 12/1/2045	1,300,000	1,505,856
Series E-1, 5.00%, 12/1/2044	500,000	628,369

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	$100,000	$117,369
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	171,186
Series A, 4.00%, 7/1/2040	2,035,000	2,215,149
Series A, 5.00%, 7/1/2022	965,000	999,631
Series A, 5.00%, 7/1/2023	315,000	341,321
Series A, 5.00%, 7/1/2024	3,310,000	3,737,530
Series A, 5.00%, 7/1/2025	4,905,000	5,741,481
Series A, 5.00%, 7/1/2026	265,000	319,765
Series A, 5.00%, 7/1/2027	770,000	955,207
Series A, 5.00%, 7/1/2028	505,000	641,522
Series A, 5.00%, 7/1/2030	3,905,000	5,142,661
Series A, 5.00%, 7/1/2031	5,000,000	6,443,866
Series A, 5.00%, 7/1/2040	970,000	1,115,875
Series B, 3.00%, 7/1/2031	520,000	563,298
Series B, 5.00%, 7/1/2028	1,125,000	1,355,737
Series B-1, 5.00%, 7/1/2027	485,000	601,657
Series B-1, 5.00%, 7/1/2029	250,000	311,935
Series B-1, 5.00%, 7/1/2032	300,000	370,673
Series B-1, 5.00%, 7/1/2033	255,000	314,470
Series B-1, 5.00%, 7/1/2034	270,000	332,322
Series B-1, 5.00%, 7/1/2036	1,000,000	1,225,926
Series B-1, 5.00%, 7/1/2037	500,000	611,615
Series C, 3.00%, 7/1/2035	850,000	939,057
Series C, 3.00%, 7/1/2038	2,435,000	2,657,699
Series C, 3.00%, 7/1/2045	850,000	903,748
Series C, 4.00%, 7/1/2035	800,000	966,570
Series C, 4.00%, 7/1/2037	515,000	614,129
Series C, 5.00%, 7/1/2026	800,000	965,329
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	290,429
Series B, 5.00%, 6/1/2039	240,000	291,565
Los Angeles, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	4,500,000	5,474,284
4.00%, 6/1/2036	855,000	1,036,559
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	286,587
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	348,174
Metropolitan Water District of Southern California Revenue:
5.00%, 1/1/2039	3,160,000	3,945,653
Series A, 2.25%, 7/1/2024	845,000	889,998
Series A, 2.50%, 7/1/2025	250,000	269,158
Series A, 5.00%, 7/1/2024	5,000,000	5,647,287
Series A, 5.00%, 7/1/2034	140,000	163,226
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2040	$775,000	$992,337
Series A, 5.00%, 10/1/2046	3,500,000	4,534,201
Series B, 4.00%, 10/1/2023	2,390,000	2,570,761
Series B, 4.00%, 10/1/2024	1,500,000	1,668,025
Series B, 4.00%, 10/1/2025	730,000	833,944
Series B, 5.00%, 8/1/2023	660,000	715,466
Series B, 5.00%, 8/1/2024	150,000	169,551
Series C, 5.00%, 7/1/2039	900,000	1,168,641
Series C, 5.00%, 7/1/2040	1,455,000	1,879,708
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2027	205,000	189,579
Zero Coupon, 8/1/2029	240,000	206,998
Zero Coupon, 8/1/2030	525,000	436,968
Zero Coupon, 8/1/2032	975,000	751,687
Mountain, CA, View Los Altos Union High School District, General Obligation:
Series A, 4.00%, 8/1/2034	1,245,000	1,416,100
Series B, 3.00%, 8/1/2022	575,000	588,604
Municipal Improvement Corp. of Los Angeles Revenue Series B, 5.00%, 11/1/2036	560,000	665,921
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	57,504
Zero Coupon, 8/1/2043	5,000,000	2,401,119
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	7,784,164
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	729,200
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (b)	100,000	108,517
5.00%, 8/1/2025 (b)	150,000	175,382
Series A, 5.00%, 8/1/2030	175,000	203,599
Series A, 5.00%, 8/1/2031	150,000	174,390
Series A, 5.00%, 8/1/2032	150,000	174,266
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	120,000	141,903
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	157,154
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	770,000	788,894
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	425,688

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Palomar, CA, Community College District, General Obligation:
5.00%, 5/1/2030	$125,000	$145,535
Series D, 5.25%, 8/1/2045	1,395,000	1,724,254
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	112,230
Series A, 5.00%, 8/1/2029	120,000	134,676
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,962,333
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	177,873
Series A, 5.00%, 6/1/2036	4,055,000	4,950,477
Series B, 5.00%, 6/1/2033	500,000	622,305
Series B, 5.00%, 6/1/2034	1,915,000	2,380,142
Riverside County, CA, Transportation Commission, Sales Tax, General Obligation 3.00%, 8/1/2040	755,000	816,546
Riverside Unified School District, General Obligation Series B, 3.00%, 8/1/2037	2,800,000	3,012,553
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,480,273
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	652,018
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	602,565
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	619,868
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	545,000	705,987
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	170,000	192,929
Series H, 4.00%, 8/15/2045	1,600,000	1,885,649
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	218,623
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2023	5,000,000	5,469,089
Series A, 5.00%, 10/1/2026	600,000	727,647
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	727,220
Security Description	Principal Amount	Value
5.00%, 10/15/2028	$255,000	$297,767
5.00%, 10/15/2029	250,000	291,712
5.00%, 10/15/2031	345,000	401,965
Series A, 5.00%, 10/15/2044	215,000	247,360
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2027	175,000	203,689
Series A, 5.00%, 5/15/2033	560,000	669,199
Series A, 5.00%, 5/15/2034	3,020,000	3,605,856
Series A, 5.00%, 5/15/2039	100,000	118,798
Series B, 5.00%, 8/1/2022	330,000	343,247
Series B, 5.00%, 8/1/2029	100,000	120,698
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	520,313
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2030	120,000	142,833
Series A, 5.00%, 4/1/2032	145,000	172,307
Series A, 5.00%, 4/1/2033	125,000	148,418
Series A, 5.00%, 4/1/2041	125,000	147,508
San Diego County, CA, Water Authority Revenue:
Series B, 4.00%, 5/1/2033	2,500,000	3,128,026
Series B, 4.00%, 5/1/2034	1,000,000	1,244,534
Series B, 5.00%, 5/1/2030	1,500,000	1,999,384
Series B, 5.00%, 5/1/2031	2,000,000	2,718,201
Series B, 5.00%, 5/1/2032	3,000,000	4,060,912
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	129,050
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	202,680
4.00%, 8/1/2029	400,000	462,363
5.00%, 8/1/2027	160,000	193,795
5.00%, 8/1/2029	235,000	284,013
5.00%, 8/1/2031	160,000	193,032
5.00%, 8/1/2041	190,000	226,035
San Diego, CA, Unified School District, General Obligation:
Series D-2, 2.00%, 7/1/2045	3,405,000	3,083,978
Series F, 5.00%, 7/1/2045	150,000	173,097
Series I, Zero Coupon, 7/1/2036	2,865,000	1,747,591
Series I, Zero Coupon, 7/1/2037	405,000	235,586
Series I, Zero Coupon, 7/1/2039	310,000	164,633
Series R-4, 5.00%, 7/1/2024	235,000	265,215
Series R-4, 5.00%, 7/1/2028	250,000	291,923
Series R-5, 5.00%, 7/1/2029	260,000	313,732

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series SENIOR-1, 4.00%, 7/1/2033	$100,000	$114,856
San Dieguito Union High School District, General Obligation:
Series C-1, 4.00%, 8/1/2045	500,000	593,962
Series E-2, 3.00%, 8/1/2038	2,530,000	2,772,060
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A, 3.00%, 7/1/2044	5,000,000	5,237,531
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2035	1,610,000	1,958,241
Series D, 5.00%, 8/1/2029	160,000	187,007
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	619,726
Series A, 5.00%, 10/1/2029	100,000	117,803
Series C, 2.13%, 10/1/2048 (a)	3,000,000	3,080,049
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	154,305
San Francisco, CA, City & County, General Obligation:
3.00%, 4/1/2029	500,000	556,990
4.00%, 4/1/2041	500,000	573,022
4.00%, 6/15/2046	675,000	785,623
Series A, 4.00%, 6/15/2034	1,990,000	2,171,076
Series A, 4.00%, 6/15/2035	1,350,000	1,472,094
Series B, 4.00%, 4/1/2038	530,000	591,375
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	121,351
5.00%, 11/1/2028	170,000	206,648
5.00%, 11/1/2031	500,000	605,839
5.00%, 11/1/2032	100,000	115,894
5.00%, 11/1/2033	680,000	821,301
5.00%, 11/1/2034	335,000	404,056
Series B, 5.00%, 11/1/2041	1,400,000	1,600,323
Series B, 5.00%, 11/1/2042	350,000	400,081
Series B, 5.00%, 11/1/2043	1,070,000	1,223,104
Series C, 4.00%, 11/1/2045	4,975,000	5,882,695
Series D, 5.00%, 11/1/2032	715,000	887,909
Series D, 5.00%, 11/1/2033	260,000	322,608
Series D, 5.00%, 11/1/2034	330,000	408,949
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,978,559
Security Description	Principal Amount	Value
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	$100,000	$112,228
San Joaquin, CA 4.00%, 11/15/2030 (b)	125,000	145,731
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	140,000	164,213
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	216,671
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	147,831
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,566,406
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	985,145
2.25%, 8/1/2039	2,000,000	1,995,395
2.38%, 8/1/2040	1,000,000	1,000,620
2.38%, 8/1/2041	2,000,000	1,991,886
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	228,284
5.00%, 8/1/2035	350,000	427,768
5.00%, 8/1/2036	350,000	425,960
San Mateo County, CA, High School District Authority, General Obligation Series A, 2.25%, 9/1/2042	630,000	621,873
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	268,014
Series A, 5.00%, 6/1/2029	130,000	151,332
Series A, 5.00%, 6/1/2030	160,000	186,128
San Mateo Foster, CA, Public Financing Authority Revenue:
4.00%, 8/1/2039	1,250,000	1,487,445
4.00%, 8/1/2044	8,000,000	9,396,074
5.00%, 8/1/2036	1,135,000	1,457,327
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,958,096
Series A, 3.50%, 4/1/2041	600,000	658,725
Series A, 4.00%, 4/1/2037	750,000	868,662
Series Q, 2.50%, 5/15/2029	140,000	146,448
Series Q, 4.00%, 5/15/2031	1,815,000	2,023,479
Series Q, 4.00%, 5/15/2033	300,000	333,391

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	$260,000	$281,271
Series C, 3.25%, 8/1/2039	150,000	161,495
Series C, 5.00%, 8/1/2030	125,000	154,460
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	574,419
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	266,290
Santa Clarita Community College District, General Obligation 3.00%, 8/1/2044	800,000	841,035
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,738,745
Series A, 5.00%, 8/1/2043	1,750,000	2,150,205
Series D, 5.00%, 8/1/2043	1,025,000	1,115,170
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	271,867
5.00%, 7/1/2027	150,000	181,391
Sonoma County Junior College District, General Obligation Series B, 3.00%, 8/1/2039	5,000,000	5,407,283
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	299,824
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	1,795,000	1,986,538
Southern, CA, Public Power Authority Revenue Series C, 5.00%, 7/1/2027	110,000	126,174
State Center Community College District, General Obligation:
Series B, 3.00%, 8/1/2037	2,000,000	2,221,133
Series B, 3.00%, 8/1/2038	1,865,000	2,040,249
State of California, General Obligation:
4.00%, 3/1/2024	2,000,000	2,183,036
4.00%, 10/1/2036	800,000	967,012
5.00%, 10/1/2022	1,250,000	1,310,087
5.00%, 4/1/2023	755,000	809,300
5.00%, 9/1/2029	800,000	1,040,131
5.00%, 12/1/2034	725,000	865,284
5.00%, 9/1/2041	1,500,000	1,954,260
5.00%, 12/1/2043	800,000	1,024,862
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	130,736
Security Description	Principal Amount	Value
Turlock Irrigation District Revenue 5.00%, 1/1/2037	$700,000	$893,715
University of California, Revenue:
5.00%, 11/1/2033	350,000	400,628
Series A, 3.13%, 11/1/2036	225,000	239,376
Series A, 3.20%, 11/1/2037	270,000	287,648
Series A, 4.00%, 11/1/2035	300,000	339,807
Series A, 4.00%, 11/1/2037	555,000	626,658
Series A, 4.00%, 11/1/2038	1,580,000	1,781,524
Series A, 5.00%, 11/1/2021	150,000	150,551
Series A, 5.00%, 11/1/2022	500,000	526,087
Series A, 5.00%, 11/1/2023	1,000,000	1,099,109
Series A, 5.00%, 11/1/2025	1,140,000	1,350,614
Series A, 5.00%, 11/1/2028	120,000	144,019
Series A, 5.00%, 11/1/2031	205,000	251,008
Series A, 5.00%, 11/1/2032	120,000	140,946
Series A, 5.00%, 11/1/2035	1,450,000	1,801,004
Series A, 5.00%, 11/1/2036	265,000	315,661
Series A, 5.00%, 11/1/2037	5,400,000	6,896,610
Series A, 5.00%, 11/1/2038	165,000	193,364
Series A, 5.00%, 11/1/2041	1,940,000	2,294,548
Series A, 5.00%, 11/1/2043	1,125,000	1,378,563
Series AM, 5.00%, 5/15/2027	200,000	224,359
Series AO, 5.00%, 5/15/2026	110,000	128,249
Series AO, 5.00%, 5/15/2032	100,000	115,807
Series AO, 5.00%, 5/15/2040	110,000	126,918
Series AR, 4.00%, 5/15/2037	570,000	636,840
Series AR, 5.00%, 5/15/2030	580,000	694,851
Series AR, 5.00%, 5/15/2032	120,000	143,520
Series AR, 5.00%, 5/15/2034	500,000	596,243
Series AR, 5.00%, 5/15/2041	495,000	585,831
Series AV, 5.00%, 5/15/2042	2,065,000	2,502,471
Series AY, 4.00%, 5/15/2035	100,000	115,029
Series AY, 5.00%, 5/15/2037	625,000	763,112
Series AZ, 5.00%, 5/15/2043	5,700,000	7,001,446
Series BE, 5.00%, 5/15/2038	5,000,000	6,394,547
Series BE, 5.00%, 5/15/2043	850,000	1,069,503
Series BH, 4.00%, 5/15/2046	800,000	944,077
Series C, 4.00%, 11/1/2045	1,210,000	1,408,754
Series I, 4.00%, 5/15/2045	200,000	218,922
Series I, 5.00%, 5/15/2027	145,000	168,827
Series I, 5.00%, 5/15/2030	180,000	209,015
Series I, 5.00%, 5/15/2031	335,000	388,346
Series I, 5.00%, 5/15/2032	145,000	167,921
Series K, 4.00%, 5/15/2036	265,000	298,352
Series K, 4.00%, 5/15/2046	315,000	349,862
Series K, 5.00%, 5/15/2031	460,000	549,468
Series K, 5.00%, 5/15/2033	800,000	953,187
Series M, 5.00%, 5/15/2028	100,000	123,209
Series M, 5.00%, 5/15/2030	200,000	245,867
Series M, 5.00%, 5/15/2032	295,000	361,419
Series M, 5.00%, 5/15/2036	250,000	304,940
Series M, 5.00%, 5/15/2042	8,780,000	10,613,441

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series O, 4.00%, 5/15/2048	$250,000	$284,975
Series O, 5.00%, 5/15/2039	2,200,000	2,713,354
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	512,305
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	295,418
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	195,117
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	231,867
Series A, 5.00%, 8/1/2031	295,000	341,898
Series A, 5.00%, 8/1/2035	265,000	306,120
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2022	575,000	593,343
Series C, 4.00%, 8/1/2032	5,000,000	5,717,632
Series C, 4.00%, 8/1/2034	3,065,000	3,486,222
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	227,834
		743,909,043
COLORADO — 2.9%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,387,278
Series A, 5.00%, 12/1/2031	485,000	586,259
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	420,305
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	230,438
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,095,081
Series A, 5.00%, 12/1/2026	3,700,000	4,512,216
Series A, 5.50%, 12/1/2027	2,780,000	3,561,269
Series A, 5.50%, 12/1/2028	2,525,000	3,321,770
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	151,383
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	164,604
Series C, 5.00%, 12/15/2028	1,800,000	2,193,354
Security Description	Principal Amount	Value
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	$1,195,000	$1,439,681
Series A, 5.00%, 12/1/2042	245,000	292,400
Series B, 4.00%, 12/1/2027	130,000	152,245
Series B, 5.00%, 12/1/2022	520,000	549,145
City & County of Broomfield CO Water Revenue 4.00%, 12/1/2043	920,000	1,106,530
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	582,992
Colorado, State:
Series A, 3.00%, 12/15/2036	570,000	626,795
Series A, 4.00%, 12/15/2037	4,800,000	5,594,874
Series A, 4.00%, 12/15/2040	8,640,000	10,354,570
Series A, 5.00%, 12/15/2030	1,000,000	1,263,200
Series A, 5.00%, 12/15/2033	950,000	1,244,023
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	563,282
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	173,158
Series L, 5.00%, 3/15/2027	600,000	734,239
Series M, 5.00%, 3/15/2031	500,000	617,866
Series R, 4.00%, 3/15/2045	6,850,000	7,926,808
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2038	2,415,000	2,903,177
Series A, 4.00%, 8/1/2039	2,745,000	3,290,462
Series A-2, Zero Coupon, 8/1/2034	1,800,000	1,225,006
Series A-2, Zero Coupon, 8/1/2035	3,160,000	2,055,004
Series A-2, Zero Coupon, 8/1/2038	3,000,000	1,694,654
Series A-2, Zero Coupon, 8/1/2039	3,000,000	1,618,563
Denver, CO, City & County School District No. 1, General Obligation:
3.00%, 12/1/2036	525,000	588,879
4.00%, 12/1/2037	2,450,000	2,963,296
5.00%, 12/1/2029	255,000	309,101
Series A, 5.50%, 12/1/2024	260,000	301,884
Series A, 5.50%, 12/1/2028	100,000	128,100
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,290,768

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	$115,000	$139,737
Jefferson County, School District R-1, General Obligation 4.00%, 12/15/2040	2,300,000	2,762,720
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation:
5.00%, 12/15/2036	1,000,000	1,254,320
5.00%, 12/15/2037	1,000,000	1,251,195
5.00%, 12/15/2038	1,050,000	1,311,073
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	249,370
5.00%, 12/1/2030	160,000	198,640
5.25%, 12/1/2032	100,000	125,496
5.25%, 12/1/2033	250,000	312,970
5.50%, 12/1/2035	160,000	202,712
5.50%, 12/1/2037	500,000	633,419
Metro Wastewater Reclamation District Revenue Series A, 2.00%, 4/1/2039	535,000	529,086
Regional, CO, Transportation District 4.00%, 6/1/2040	900,000	972,942
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,391,195
Series B, 5.00%, 11/1/2033	500,000	613,763
State of Colorado:
Series A, COPs4.00%, 12/15/2038	2,280,000	2,723,818
Series A, COPs4.00%, 12/15/2039	900,000	1,069,161
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	162,751
Series A-2, 3.00%, 6/1/2033	75,000	78,126
Series A-2, 3.25%, 6/1/2037	340,000	355,822
Series A-2, 4.00%, 6/1/2038	505,000	586,052
Series A-2, 4.00%, 6/1/2043	310,000	355,832
Series A-2, 5.00%, 6/1/2023	275,000	296,756
Series B-1, 2.50%, 6/1/2028	175,000	187,139
Series B-1, 2.75%, 6/1/2029	320,000	344,383
Series B-1, 4.00%, 6/1/2036	105,000	118,542
Series B-1, 4.00%, 6/1/2038	415,000	467,059
Weld County School District No 6 Greeley, General Obligation 4.00%, 12/1/2045	1,210,000	1,436,677
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	121,573
Security Description	Principal Amount	Value
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	$1,840,000	$2,354,128
Windy Gap Firming Project Water Activity Enterprise, Revenue:
4.00%, 7/15/2039	5,000,000	6,014,291
5.00%, 7/15/2038	5,000,000	6,532,667
		108,368,074
CONNECTICUT — 1.8%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2023	1,000,000	1,063,860
Series A, 5.00%, 2/1/2029	2,500,000	3,220,633
Series A, 5.00%, 3/1/2029	50,000	57,571
Series A, 5.00%, 2/1/2039	3,000,000	3,759,857
Series B, 5.00%, 6/1/2026	2,080,000	2,505,771
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	1,375,000	1,510,716
Series B, 4.00%, 6/1/2030	750,000	924,477
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	713,581
Series 2010-A-, 0.25%, 7/1/2049 (a)	2,680,000	2,673,462
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (a)	4,000,000	3,994,931
Series S-RE, 5.00%, 7/1/2027	760,000	942,802
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	430,000	484,376
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series A, 4.00%, 9/1/2037	2,790,000	3,381,777
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2036	295,000	334,520
Series B, 5.00%, 8/1/2029	500,000	600,849
State of Connecticut, General Obligation:
Series 2021 A, 3.00%, 1/15/2023	1,000,000	1,036,175
Series 2021 A, 3.00%, 1/15/2032	4,825,000	5,442,532
Series 2021 A, 3.00%, 1/15/2040	5,000,000	5,388,569
Series B, 5.00%, 6/1/2041	800,000	1,026,762

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
State of Connecticut, Special Tax Revenue:
5.00%, 5/1/2035	$500,000	$642,598
Series A, 4.00%, 5/1/2037	5,000,000	5,993,380
Series A, 5.00%, 5/1/2032	4,130,000	5,484,589
Series A, 5.00%, 5/1/2033	1,025,000	1,354,243
Series A, 5.00%, 5/1/2034	2,500,000	3,285,926
Series A, 5.00%, 5/1/2035	4,500,000	5,890,120
Series A, 5.00%, 5/1/2041	6,700,000	8,584,170
		70,298,247
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2032	50,000	55,025
3.13%, 3/1/2033	345,000	381,095
3.25%, 3/1/2035	385,000	426,060
3.25%, 3/1/2037	135,000	148,716
5.00%, 2/1/2026	2,000,000	2,384,846
Series A, 2.00%, 1/1/2036	825,000	826,964
Series A, 5.00%, 2/1/2023	550,000	585,123
Series A, 5.00%, 1/1/2025	805,000	926,178
Series A, 5.00%, 2/1/2026	900,000	1,073,180
Series A, 5.00%, 2/1/2029	495,000	619,458
Series A, 5.00%, 2/1/2032	300,000	371,126
Series A, 5.00%, 2/1/2036	1,000,000	1,226,098
Series A, 5.00%, 2/1/2037	725,000	886,944
Delaware, State Transportation Authority System Revenue:
4.00%, 7/1/2040	1,665,000	1,983,035
5.00%, 7/1/2027	320,000	385,299
5.00%, 7/1/2030	1,000,000	1,325,551
		13,604,698
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	256,056
Series A, 4.00%, 6/1/2037	285,000	328,382
Series A, 4.00%, 6/1/2041	325,000	366,407
Series A, 5.00%, 6/1/2022	390,000	402,488
Series A, 5.00%, 6/1/2030	1,085,000	1,328,709
Series A, 5.00%, 6/1/2032	330,000	402,592
Series A, 5.00%, 6/1/2033	300,000	365,540
Series A, 5.00%, 6/1/2034	225,000	273,943
Series A, 5.00%, 6/1/2035	1,000,000	1,216,877
Series A, 5.00%, 6/1/2037	2,435,000	2,944,059
Series A, 5.00%, 6/1/2038	500,000	575,353
Series A, 5.00%, 10/15/2038	750,000	944,085
Series A, 5.00%, 6/1/2041	285,000	336,561
Series A, 5.00%, 6/1/2043	5,380,000	6,593,220
Series B, 5.00%, 6/1/2026	985,000	1,185,115
Series D, 4.00%, 6/1/2033	1,230,000	1,429,045
Series D, 4.00%, 6/1/2034	400,000	463,649
Series D, 5.00%, 6/1/2022	320,000	330,203
Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2023	$100,000	$107,946
Series D, 5.00%, 6/1/2032	505,000	616,088
Series D, 5.00%, 6/1/2035	1,000,000	1,216,877
Series D, 5.00%, 6/1/2036	3,555,000	4,317,547
Series D, 5.00%, 6/1/2038	1,000,000	1,213,286
Series D, 5.00%, 6/1/2041	500,000	599,634
Series D, 5.00%, 6/1/2042	4,680,000	5,641,960
Series E, 5.00%, 6/1/2024	900,000	1,012,143
Series E, 5.00%, 6/1/2025	170,000	198,233
Series E, 5.00%, 6/1/2032	145,000	175,600
District of Columbia, Revenue:
Series A, 2.63%, 3/1/2045	635,000	644,813
Series A, 4.00%, 3/1/2037	5,000,000	5,921,271
Series A, 5.00%, 3/1/2027	800,000	982,287
Series A, 5.00%, 3/1/2029	875,000	1,127,874
Series A, 5.00%, 3/1/2036	1,275,000	1,628,609
Series A, 5.00%, 3/1/2039	500,000	638,857
Series B, 5.00%, 10/1/2027	500,000	623,225
Series C, 4.00%, 5/1/2045	500,000	583,984
Series C, 5.00%, 10/1/2029	780,000	1,017,939
Series C, 5.00%, 10/1/2032	2,000,000	2,581,633
Series C, 5.00%, 5/1/2037	1,350,000	1,739,074
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	193,564
Series A, 5.00%, 10/1/2032	300,000	356,058
Series A, 5.00%, 10/1/2035	675,000	798,178
Series A, 5.00%, 10/1/2036	470,000	555,541
Series A, 5.00%, 10/1/2039	485,000	571,862
Series B, 5.00%, 10/1/2034	290,000	339,619
Series B, 5.00%, 10/1/2043	550,000	672,220
Series B, 5.25%, 10/1/2044	120,000	141,089
Series C, 5.00%, 10/1/2025	110,000	125,280
Series C, 5.00%, 10/1/2030	250,000	283,684
Series C, 5.00%, 10/1/2031	455,000	515,723
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	567,368
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 3.00%, 7/15/2040	500,000	548,643
Series A, 3.00%, 7/15/2043	750,000	814,489
Series A, 5.00%, 7/15/2025	1,000,000	1,171,223
Series A, 5.00%, 7/15/2037	500,000	642,107
Series A, 5.00%, 7/15/2038	500,000	640,083
Series A, 5.00%, 7/15/2041	900,000	1,167,426
Series A-1, 5.00%, 7/1/2024	170,000	191,459
Series A-1, 5.00%, 7/1/2026	250,000	300,496
Series A-1, 5.00%, 7/1/2027	565,000	696,959
Series B, 5.00%, 7/1/2024	280,000	315,344
Series B, 5.00%, 7/1/2028	535,000	658,030
Series B, 5.00%, 7/1/2029	150,000	183,978
Series B, 5.00%, 7/1/2030	350,000	427,356
Series B, 5.00%, 7/1/2033	1,250,000	1,518,907
Series B, 5.00%, 7/1/2035	2,900,000	3,514,154

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2037	$500,000	$603,302
		70,845,306
FLORIDA — 3.2%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,182,151
Broward County, FL, Water & Sewer Utility Revenue Series A, 4.00%, 10/1/2043	750,000	885,377
Central Florida Expressway Authority Revenue 4.00%, 7/1/2039 (b)	535,000	643,133
City of Tallahassee FL Energy System Revenue 5.00%, 10/1/2030	500,000	585,335
City of Tampa FL Water & Wastewater System Revenue Series A, 4.00%, 10/1/2044	2,400,000	2,876,915
County of Miami-Dade FL Revenue Series C, 4.00%, 4/1/2036	1,700,000	2,042,410
County of Miami-Dade FL Water & Sewer System Revenue Series B, 4.00%, 10/1/2037	710,000	826,903
County of Miami-Dade FL, General Obligation:
4.00%, 7/1/2035	830,000	999,041
Series A, 5.00%, 7/1/2043	1,925,000	2,430,701
County of Miami-Dade Seaport Department Revenue 4.00%, 10/1/2043	800,000	936,652
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	3,436,392
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	250,702
Florida Department of Management Services:
Series A, COPs2.00%, 11/1/2038	725,000	693,303
Series A, COPs3.00%, 11/1/2035	8,065,000	8,973,750
Series A, COPs3.00%, 11/1/2036	5,005,000	5,561,762
Series A, COPs3.00%, 11/1/2037	950,000	1,051,055
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	500,000	558,793
3.00%, 7/1/2035	3,040,000	3,389,900
5.00%, 7/1/2032	525,000	657,067
Security Description	Principal Amount	Value
Florida, State Board of Education, General Obligation:
Series B, 5.00%, 6/1/2023	$195,000	$210,529
Series E, 5.00%, 6/1/2022	100,000	103,195
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	362,870
Series A, 5.00%, 7/1/2024	740,000	835,146
Series A, 5.00%, 7/1/2025	430,000	502,981
Series A, 5.00%, 7/1/2026	245,000	295,632
Series A, 5.00%, 7/1/2027	515,000	638,218
Series A, 5.00%, 7/1/2028	750,000	949,946
Series B, 5.00%, 7/1/2023	485,000	525,349
Series B, 5.00%, 7/1/2025	320,000	374,311
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2026	130,000	146,524
Series A, 5.00%, 7/1/2023	270,000	292,512
Series A, 5.00%, 7/1/2025	105,000	122,607
Series A, 5.00%, 7/1/2026	350,000	409,118
Series A, 5.00%, 7/1/2027	545,000	671,944
Series A, 5.00%, 7/1/2028	275,000	347,082
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	211,983
Series A, 5.00%, 8/1/2025	170,000	199,189
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	187,844
Florida, State General Obligation:
5.00%, 7/1/2029	500,000	619,893
Series A, 4.00%, 6/1/2037	225,000	263,336
Series A, 4.00%, 6/1/2038	475,000	554,848
Series A, 5.00%, 6/1/2023	635,000	685,569
Series A, 5.00%, 6/1/2024	170,000	191,231
Series A, 5.00%, 6/1/2027	500,000	582,640
Series A, 5.00%, 7/1/2027	125,000	151,028
Series B, 5.00%, 6/1/2022	200,000	206,391
Series B, 5.00%, 6/1/2027	100,000	112,347
Series B, 5.00%, 6/1/2028	170,000	190,941
Series B, 5.00%, 6/1/2030	135,000	166,077
Series C, 2.63%, 6/1/2037	300,000	313,081
Series C, 4.00%, 6/1/2025	10,000	10,248
Series C, 4.00%, 6/1/2031	2,855,000	3,334,109
Series C, 5.00%, 6/1/2022	825,000	851,361
Series C, 5.00%, 6/1/2025	60,000	67,442
Series C, 5.00%, 6/1/2026	175,000	196,656
Series C, 5.00%, 6/1/2027	500,000	602,605
Series C, 5.00%, 6/1/2031	2,000,000	2,586,060
Series D, 3.00%, 6/1/2038	830,000	924,115
Series E, 2.38%, 6/1/2031	295,000	309,240
Series E, 5.00%, 6/1/2024	225,000	253,100

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 6/1/2024	$110,000	$123,738
Series F, 5.00%, 6/1/2027	135,000	162,703
Series F, 5.00%, 6/1/2029	125,000	149,949
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	518,084
Series B, 2.13%, 7/1/2046	1,085,000	980,461
Series B, 3.00%, 7/1/2043	725,000	784,528
Series B, 5.00%, 7/1/2024	225,000	253,929
Series C, 5.00%, 7/1/2030	300,000	359,508
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	370,452
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	120,251
Series A, 5.00%, 10/1/2024	125,000	142,123
Series A, 5.00%, 10/1/2027	2,820,000	3,507,515
Series A, 5.00%, 10/1/2031	790,000	970,551
Series A, 5.00%, 10/1/2032	270,000	331,132
Series A, 5.00%, 10/1/2034	250,000	305,943
Series A, 5.00%, 10/1/2035	500,000	611,130
Series A, 5.00%, 10/1/2036	500,000	610,227
Series A, 5.00%, 10/1/2037	500,000	608,932
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	345,592
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	305,947
Series A, 5.00%, 10/1/2030	270,000	325,818
Series B, 5.00%, 10/1/2024	580,000	660,008
Series B, 5.00%, 10/1/2025	245,000	288,192
Series B, 5.00%, 10/1/2028	500,000	607,196
Jacksonville, FL, Transit Revenue:
5.00%, 10/1/2027	395,000	463,780
5.00%, 10/1/2029	685,000	802,204
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	447,124
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	71,116
Series B, 5.00%, 10/1/2029	215,000	266,360
Series B, 5.00%, 10/1/2030	125,000	154,151
Series III B, 3.38%, 10/1/2034	150,000	152,747
Series III B, 5.00%, 10/1/2026	265,000	319,640
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	101,934
Series A, 3.25%, 10/1/2036	250,000	254,767
Series A, 3.38%, 10/1/2037	535,000	545,644
Security Description	Principal Amount	Value
Series A, 3.38%, 10/1/2041	$615,000	$626,854
Series A, 4.00%, 10/1/2039	425,000	482,388
Series A, 5.00%, 10/1/2028	185,000	231,058
Series A, 5.00%, 10/1/2029	295,000	365,471
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	657,989
5.00%, 10/1/2025	125,000	147,037
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	887,178
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	528,856
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	958,752
4.00%, 7/1/2044	655,000	768,944
5.00%, 7/1/2029	130,000	151,589
5.00%, 7/1/2034	500,000	596,859
5.00%, 7/1/2043	2,000,000	2,500,465
Series A, 5.00%, 7/1/2023	200,000	216,675
Series A, 5.00%, 7/1/2028	950,000	1,138,932
Series A, 5.00%, 7/1/2029	210,000	251,547
Series A, 5.00%, 7/1/2035	525,000	625,892
Series B, 4.00%, 7/1/2035	100,000	108,789
Series B, 5.00%, 7/1/2029	405,000	454,464
Series D, 5.00%, 7/1/2034	515,000	614,765
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	246,918
Series B, 5.00%, 4/1/2025	890,000	1,030,625
Series B, 5.00%, 4/1/2027	305,000	364,528
Series B, 5.00%, 4/1/2028	565,000	673,610
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	290,701
5.00%, 3/15/2030	250,000	303,406
5.00%, 3/15/2036	505,000	594,227
5.00%, 3/15/2041	115,000	133,953
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	163,688
3.00%, 7/1/2038	585,000	620,651
3.13%, 7/1/2029	130,000	141,889
4.00%, 7/1/2038	2,155,000	2,401,568
Series A, 4.00%, 7/1/2046	3,000,000	3,482,185
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.00%, 10/1/2044	500,000	564,135
Series B, 3.13%, 10/1/2039	500,000	541,147
Series B, 4.00%, 10/1/2049	3,000,000	3,428,410
Orange County, FL, School Board:
Series C, 5.00%, 8/1/2028	500,000	585,551

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2029	$500,000	$585,551
Series C, 5.00%, 8/1/2033	450,000	535,581
Series C, 5.00%, 8/1/2034	175,000	207,917
Series D, 5.00%, 8/1/2029	310,000	363,042
Series D, 5.00%, 8/1/2031	450,000	526,996
Series D, 5.00%, 8/1/2032	110,000	128,821
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2028	675,000	850,453
5.00%, 10/1/2030	280,000	363,718
Orlando County, FL, Capital Improvement Special Revenue Series B, 5.00%, 10/1/2043	500,000	614,023
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	74,928
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	180,571
Series A, 5.00%, 8/1/2027	1,140,000	1,409,165
Series B, 5.00%, 8/1/2023	115,000	124,861
Series B, 5.00%, 8/1/2028	500,000	631,489
Series C, 5.00%, 8/1/2029	250,000	313,795
Series D, 5.00%, 8/1/2028	100,000	116,714
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	466,605
5.00%, 5/1/2038	450,000	529,365
Polk County School District Revenue 5.00%, 10/1/2029	545,000	706,888
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	434,976
3.00%, 7/1/2041	510,000	537,908
3.25%, 7/1/2045	125,000	131,623
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	574,780
Series A, 4.00%, 6/1/2035	375,000	423,221
Series A, 5.00%, 6/1/2033	500,000	606,779
Series A, 5.00%, 6/1/2036	500,000	603,984
Series A, 5.00%, 6/1/2037	450,000	542,216
School District of Broward County, General Obligation 5.00%, 7/1/2045	625,000	806,794
South Florida Water Management District:
5.00%, 10/1/2027	165,000	195,993
5.00%, 10/1/2031	175,000	206,173
5.00%, 10/1/2032	300,000	353,439
5.00%, 10/1/2035	105,000	123,552
5.00%, 10/1/2036	370,000	434,304
State of Florida Department of Transportation Revenue 3.00%, 7/1/2031	2,005,000	2,264,792
Security Description	Principal Amount	Value
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	$225,000	$255,244
5.00%, 10/1/2032	195,000	227,944
5.00%, 10/1/2036	100,000	116,593
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	255,172
5.00%, 10/1/2036	600,000	677,968
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	149,621
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	125,757
5.00%, 10/1/2023	125,000	136,885
		122,361,913
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	149,342
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	243,991
5.00%, 7/1/2036	660,000	834,930
Series A, 5.00%, 11/1/2034	425,000	524,133
Series A, 5.00%, 11/1/2037	5,000,000	6,149,945
Series B, 3.50%, 11/1/2043	225,000	246,831
Series B, 5.00%, 11/1/2028	560,000	695,317
Series B, 5.00%, 11/1/2033	3,000,000	3,702,426
Series C, 4.00%, 11/1/2038	3,140,000	3,635,392
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,416,885
City of Atlanta GA Airport Passenger Facility Charge Revenue Series F-SUB, 5.00%, 7/1/2022	600,000	621,670
Georgia State Road & Tollway Authority Revenue Series A-BIDD, 4.00%, 7/15/2037	3,800,000	4,673,384
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2026	525,000	634,593
Series A, 5.00%, 7/1/2028	900,000	1,148,044
Series A, 5.00%, 8/1/2028	555,000	709,370
Series A, 5.00%, 7/1/2031	165,000	207,817
Series A-1, 5.00%, 2/1/2025	6,470,000	7,468,250
Series A-1, 5.00%, 2/1/2026	215,000	256,575
Series A-2, 5.00%, 2/1/2025	250,000	277,139
Series A-2, 5.00%, 2/1/2031	505,000	615,852
Series A-2, 5.00%, 2/1/2033	1,850,000	2,250,834
Series C, 5.00%, 7/1/2025	4,000,000	4,683,775
Series C, 5.00%, 7/1/2030	510,000	629,125

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 1/1/2025	$300,000	$335,598
Series E, 5.00%, 12/1/2025	360,000	427,338
Series F, 5.00%, 1/1/2024	545,000	603,285
Series F, 5.00%, 1/1/2028	4,000,000	4,878,541
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	161,794
Series B, 4.00%, 10/1/2038	315,000	357,589
Series B, 4.00%, 9/1/2039	4,905,000	5,853,700
Series B, 5.00%, 10/1/2038	2,600,000	3,117,741
Gwinnett County School District, General Obligation 4.00%, 2/1/2036	4,000,000	4,898,928
Henry County School District, General Obligation:
4.00%, 8/1/2024	1,465,000	1,617,563
4.00%, 8/1/2033	2,000,000	2,487,267
Private Colleges & Universities Authority, Revenue Series B, 4.00%, 9/1/2041	780,000	926,242
State of Georgia, General Obligation:
Series A, 3.00%, 7/1/2040	1,825,000	2,020,737
Series A, 3.00%, 7/1/2041	800,000	883,100
		74,345,043
HAWAII — 1.0%
Hawaii, State General Obligation:
5.00%, 10/1/2030	660,000	814,784
Series EO, 5.00%, 8/1/2026	185,000	208,739
Series EY, 5.00%, 10/1/2026	640,000	753,939
Series EY, 5.00%, 10/1/2027	675,000	793,412
Series FB, 4.00%, 4/1/2029	495,000	562,624
Series FE, 5.00%, 10/1/2024	260,000	296,200
Series FG, 4.00%, 10/1/2032	300,000	345,132
Series FG, 5.00%, 10/1/2029	395,000	476,875
Series FH, 4.00%, 10/1/2031	285,000	328,327
Series FH, 5.00%, 10/1/2022	5,360,000	5,616,554
Series FH, 5.00%, 10/1/2027	370,000	449,122
Series FK, 4.00%, 5/1/2023	110,000	116,580
Series FK, 5.00%, 5/1/2034	480,000	581,291
Series FN, 5.00%, 10/1/2022	300,000	314,359
Series FN, 5.00%, 10/1/2025	335,000	394,786
Series FT, 4.00%, 1/1/2037	100,000	114,466
Series FT, 5.00%, 1/1/2023	700,000	741,837
Series FT, 5.00%, 1/1/2027	115,000	140,368
Series FT, 5.00%, 1/1/2029	1,500,000	1,875,346
Series FT, 5.00%, 1/1/2031	1,145,000	1,419,263
Series FT, 5.00%, 1/1/2036	250,000	304,969
Series FW, 5.00%, 1/1/2023	1,500,000	1,589,651
Series FW, 5.00%, 1/1/2037	1,500,000	1,869,627
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	653,579
Series B, 5.00%, 1/1/2025	200,000	229,616
Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2027	$215,000	$258,761
Series B, 5.00%, 1/1/2029	265,000	317,291
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	73,373
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	349,321
Series A, 5.00%, 7/1/2035	500,000	611,407
Series A, 5.00%, 7/1/2036	255,000	301,917
Series A, 5.00%, 7/1/2037	2,115,000	2,574,370
Series B, 4.00%, 7/1/2032	560,000	638,291
Series B, 4.00%, 7/1/2033	1,810,000	2,061,244
Series B, 5.00%, 7/1/2022	100,000	103,604
Series B, 5.00%, 7/1/2024	170,000	191,708
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	652,080
Series A, 5.00%, 10/1/2028	150,000	175,665
Series A, 5.00%, 10/1/2032	185,000	215,539
Series A, 5.00%, 9/1/2034	1,750,000	2,185,190
Series B, 5.00%, 10/1/2029	530,000	620,455
Series B, 5.00%, 10/1/2030	210,000	245,478
Series C, 3.00%, 8/1/2040	1,000,000	1,079,248
Series C, 5.00%, 7/1/2035	915,000	1,182,973
Series C, 5.00%, 7/1/2038	3,000,000	3,845,485
Series D, 5.00%, 9/1/2023	320,000	349,373
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	628,631
		39,652,850
IDAHO — 0.0% *
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	97,167
5.00%, 8/1/2030	250,000	302,524
		399,691
ILLINOIS — 1.6%
Champaign County Community Unit School District No 4 Champaign 5.00%, 1/1/2027	730,000	866,830
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2031 (b)	250,000	310,681
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	775,558
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	681,514

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	$275,000	$288,097
4.00%, 1/1/2025	350,000	390,567
4.00%, 7/1/2025	385,000	435,299
4.00%, 12/1/2035	620,000	737,713
4.00%, 12/1/2036	2,000,000	2,369,343
4.00%, 7/1/2037	3,250,000	3,914,929
4.00%, 7/1/2038	2,250,000	2,645,032
4.00%, 7/1/2039	1,215,000	1,455,828
4.00%, 7/1/2040	500,000	597,727
5.00%, 1/1/2022	170,000	172,006
5.00%, 1/1/2023	1,020,000	1,081,227
5.00%, 7/1/2023	165,000	178,818
5.00%, 1/1/2024	455,000	502,793
5.00%, 7/1/2024	430,000	484,656
5.00%, 7/1/2025	150,000	175,154
5.00%, 7/1/2026	390,000	469,786
5.00%, 1/1/2027	1,660,000	2,018,978
5.00%, 7/1/2027	1,065,000	1,307,953
5.00%, 1/1/2028	250,000	305,053
5.00%, 7/1/2028	125,000	148,662
5.00%, 7/1/2029	165,000	196,004
5.00%, 1/1/2030	350,000	414,794
5.00%, 7/1/2031	2,000,000	2,582,696
5.00%, 7/1/2032	3,265,000	4,164,108
5.00%, 7/1/2033	1,120,000	1,390,746
5.00%, 7/1/2034	2,575,000	3,297,179
5.00%, 7/1/2036	1,975,000	2,504,120
5.00%, 7/1/2039	1,110,000	1,394,254
Illinois, State Toll Highway Authority Revenue:
Series A, 4.00%, 1/1/2039	1,250,000	1,454,183
Series A, 5.00%, 12/1/2032	60,000	70,309
Series A, 5.00%, 1/1/2035	480,000	586,359
Series A, 5.00%, 1/1/2042	1,050,000	1,257,217
Series B, 5.00%, 1/1/2036	1,060,000	1,242,098
Series B, 5.00%, 1/1/2037	445,000	496,568
Series B, 5.00%, 1/1/2040	835,000	970,502
Series C, 5.00%, 1/1/2028	315,000	359,561
Series C, 5.00%, 1/1/2036	215,000	243,928
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	423,888
Series D, 5.00%, 1/1/2032	410,000	451,122
Series D, 5.00%, 1/1/2035	485,000	532,728
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	343,796
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	569,819
Security Description	Principal Amount	Value
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	$470,000	$537,862
Series A, 5.00%, 12/1/2028	350,000	427,229
Series A, 5.00%, 12/1/2030	1,100,000	1,335,860
Sales Tax Securitization Corp., Revenue:
Series A, 4.00%, 1/1/2040	750,000	873,663
Series A, 5.00%, 1/1/2028	2,000,000	2,474,374
Series A, 5.00%, 1/1/2029	1,825,000	2,274,907
Series A, 5.00%, 1/1/2030	1,950,000	2,386,046
Series A, 5.00%, 1/1/2035	725,000	873,576
Series A, 5.00%, 1/1/2036	500,000	600,640
Series A, 5.00%, 1/1/2037	900,000	1,131,540
Series A, 5.00%, 1/1/2038	1,015,000	1,214,441
State of Illinois Sales Tax Revenue Series C, 5.00%, 6/15/2022	205,000	211,758
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	278,445
		61,880,524
INDIANA — 0.6%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,737,201
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	349,058
5.00%, 2/1/2027	110,000	132,998
Series A, 5.00%, 6/1/2028	145,000	181,195
Series A, 5.00%, 6/1/2035	145,000	178,360
Series A, 5.00%, 2/1/2037	975,000	1,226,382
Series C, 5.00%, 12/1/2023	145,000	159,956
Series C, 5.00%, 12/1/2024	380,000	436,032
Series C, 5.00%, 12/1/2025	385,000	456,664
Series C, 5.00%, 6/1/2027	225,000	273,744
Series C, 5.00%, 6/1/2028	270,000	327,904
Series C, 5.00%, 2/1/2029	795,000	999,897
Series C, 5.00%, 2/1/2030	2,310,000	2,897,209
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	107,911
Series A, 5.00%, 6/1/2041	2,510,000	2,961,587
Series W-2, 5.00%, 8/1/2026	340,000	384,656
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,253,199
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	763,499
Series A, 4.00%, 2/1/2038	500,000	582,576
Series A, 5.00%, 2/1/2030	500,000	639,227
Series A, 5.00%, 2/1/2044	2,010,000	2,470,165

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	$500,000	$650,251
		21,169,671
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	108,805
5.00%, 8/1/2024	625,000	708,225
5.00%, 8/1/2028	520,000	646,278
5.00%, 8/1/2037	350,000	427,284
Series A, 5.00%, 8/1/2039	2,300,000	3,028,942
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	479,708
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	5,000,000	6,475,985
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	108,057
Series A, 5.00%, 6/1/2028	100,000	119,505
		12,102,789
KANSAS — 0.4%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	436,726
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,357,323
Series B, 4.00%, 9/1/2036	575,000	649,216
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	684,237
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	481,678
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	218,076
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,924,623
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2026	490,000	575,054
5.00%, 9/1/2027	390,000	456,023
5.00%, 9/1/2030	660,000	769,952
5.00%, 9/1/2034	270,000	313,961
Series A, 3.00%, 9/1/2024	150,000	161,570
Series A, 5.00%, 9/1/2026	1,700,000	2,054,038
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2029	$290,000	$327,660
Series A, 5.00%, 9/1/2035	1,280,000	1,560,001
Series A, 5.00%, 9/1/2037	275,000	333,582
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	116,396
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,899,075
		15,319,191
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	112,330
Series A, 5.00%, 7/1/2025	160,000	185,988
Series B, 5.00%, 7/1/2024	125,000	140,413
Series B, 5.00%, 7/1/2025	230,000	267,358
Series B, 5.00%, 7/1/2026	120,000	143,741
Louisville and Jefferson County Metropolitan Sewer District Revenue Series A, 2.25%, 5/15/2043	700,000	682,803
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	380,997
Series A, 3.25%, 4/1/2039	255,000	268,916
Series A, 5.00%, 10/1/2026	150,000	178,396
		2,360,942
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2038	630,000	739,754
Series A, 4.00%, 2/1/2039	2,000,000	2,343,215
Series A, 4.00%, 2/1/2040	1,355,000	1,584,540
Series A, 4.00%, 2/1/2045	1,485,000	1,707,067
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	349,636
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (b)	100,000	111,895
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	285,062
Series B, 5.00%, 5/1/2025	635,000	737,802
Series B, 5.00%, 5/1/2026	100,000	119,866
Series C, 5.00%, 5/1/2027	500,000	615,417
Series C, 5.00%, 5/1/2028	250,000	311,418
Series C, 5.00%, 5/1/2030	405,000	501,376

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 5/1/2037	$325,000	$396,114
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2027	560,000	695,099
Series A, 5.00%, 9/1/2030	5,365,000	6,784,264
Series A, 5.00%, 3/1/2033	750,000	969,275
Series A, 5.00%, 3/1/2034	750,000	965,460
Series A, 5.00%, 3/1/2035	740,000	932,959
Series A, 5.00%, 3/1/2036	680,000	854,498
Series A, 5.00%, 3/1/2037	500,000	636,917
Series B, 4.00%, 10/1/2034	285,000	330,158
Series B, 4.00%, 10/1/2035	230,000	266,252
Series B, 4.00%, 10/1/2036	250,000	288,968
Series B, 5.00%, 10/1/2026	875,000	1,061,152
Series B, 5.00%, 8/1/2027	280,000	336,754
Series C, 5.00%, 8/1/2023	210,000	228,370
Series D, 5.00%, 9/1/2029	390,000	468,125
Series D-1, 5.00%, 12/1/2028	350,000	398,549
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	78,872
State of Louisiana, General Obligation:
Series A, 5.00%, 4/1/2030	500,000	607,825
Series A, 5.00%, 3/1/2039	500,000	633,883
		26,340,542
MAINE — 0.2%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2027	700,000	866,055
Series D, 5.00%, 6/1/2026	110,000	132,404
Series D, 5.00%, 6/1/2028	3,435,000	4,355,060
Maine, State Turnpike Authority Revenue:
Series A, 4.00%, 11/1/2039	425,000	503,541
Series C, 5.00%, 11/1/2027	130,000	147,989
Series C, 5.00%, 11/1/2037	155,000	188,814
		6,193,863
MARYLAND — 4.0%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,774,890
4.00%, 3/1/2034	565,000	675,452
4.00%, 3/1/2035	1,000,000	1,194,236
5.00%, 3/1/2025	1,050,000	1,214,006
5.00%, 3/1/2026	775,000	925,787
5.00%, 3/1/2031	850,000	1,110,119
Baltimore, MD, Revenue:
5.00%, 3/1/2028	200,000	251,195
Series A, 4.00%, 7/1/2044	2,680,000	3,090,300
Series A, 5.00%, 7/1/2046	230,000	275,853
Series B, 4.00%, 7/1/2035	330,000	375,456
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,425,914
Security Description	Principal Amount	Value
Series B, 5.00%, 10/15/2024	$250,000	$285,208
Series B, 5.00%, 10/15/2027	500,000	623,841
County of Anne Arundel MD, General Obligation 5.00%, 10/1/2029	995,000	1,295,862
Harford County, MD, General Obligation Series B, 5.00%, 7/1/2026	500,000	603,331
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2031	4,000,000	4,988,062
Series D, 5.00%, 2/15/2026	520,000	620,298
Series D, 5.00%, 2/15/2029	1,970,000	2,467,585
Maryland State Transportation Authority Series A, 5.00%, 7/1/2046	3,650,000	4,693,947
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2027	1,020,000	1,246,094
5.00%, 5/1/2031	4,925,000	6,098,338
5.00%, 5/1/2034	2,000,000	2,456,607
5.00%, 5/1/2038	200,000	243,512
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	445,000	506,353
4.00%, 12/15/2025	290,000	313,350
4.00%, 11/1/2027	850,000	940,340
4.00%, 5/1/2028	1,225,000	1,365,957
5.00%, 12/15/2023	175,000	193,320
5.00%, 2/1/2024	345,000	366,795
5.00%, 11/1/2024	7,195,000	8,223,907
5.00%, 11/1/2026	105,000	119,774
5.00%, 5/1/2027	1,435,000	1,657,278
5.00%, 10/1/2033	520,000	684,734
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,160,072
4.00%, 6/1/2028	1,245,000	1,358,773
4.00%, 6/1/2030	100,000	109,155
5.00%, 6/1/2024	605,000	680,557
5.00%, 8/1/2031	825,000	1,038,227
5.00%, 8/1/2032	560,000	735,521
5.00%, 8/1/2035	950,000	1,236,945
Series A, 4.00%, 3/15/2030	1,760,000	2,054,002
Series A, 5.00%, 3/15/2022	100,000	102,179
Series A, 5.00%, 3/15/2023	8,050,000	8,611,969
Series A, 5.00%, 8/1/2023	260,000	282,794
Series A, 5.00%, 8/1/2024	275,000	311,452
Series A, 5.00%, 3/1/2025	210,000	224,169
Series A, 5.00%, 3/15/2025	1,020,000	1,180,895
Series A, 5.00%, 8/1/2025	360,000	422,112
Series A, 5.00%, 3/1/2026	225,000	240,181
Series A, 5.00%, 3/15/2026	1,060,000	1,267,747
Series A, 5.00%, 8/1/2026	5,255,000	6,356,589
Series A, 5.00%, 3/15/2027	1,130,000	1,388,913
Series A, 5.00%, 8/1/2027	4,915,000	6,100,759

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2028	$2,000,000	$2,517,634
Series A, 5.00%, 3/15/2028	2,330,000	2,906,177
Series A, 5.00%, 8/1/2028	500,000	635,646
Series A, 5.00%, 3/15/2029	850,000	1,094,460
Series A, 5.00%, 8/1/2029	2,000,000	2,595,875
Series A, 5.00%, 3/15/2030	500,000	625,465
Series A, 5.00%, 3/15/2031	1,060,000	1,324,800
Series A, 5.00%, 8/1/2031	9,000,000	11,613,978
Series A GROUP 2, 4.00%, 3/15/2035	3,260,000	3,936,542
Series B, 4.00%, 8/1/2025	180,000	204,237
Series B, 5.00%, 8/1/2022	550,000	572,032
Series B, 5.00%, 8/1/2025	500,000	586,267
Series B, 5.00%, 8/1/2026	2,030,000	2,455,542
Series B, 5.00%, 8/1/2027	680,000	844,052
Series GRO, 5.00%, 3/15/2029	675,000	869,130
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	103,604
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	163,796
Montgomery, MD, State General Obligation:
Series A, 3.00%, 8/1/2032	900,000	1,030,442
Series A, 3.00%, 11/1/2034	500,000	558,483
Series B, 4.00%, 12/1/2025	355,000	382,005
Series B, 5.00%, 6/1/2023	500,000	539,992
Series B, 5.00%, 12/1/2024	105,000	115,716
Series C, 4.00%, 10/1/2030	410,000	483,385
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	541,780
Series A, 5.00%, 7/15/2025	675,000	790,298
Series A, 5.00%, 7/15/2028	7,000,000	8,889,817
Series B, 5.00%, 9/15/2029	525,000	683,114
State of Maryland, General Obligation:
5.00%, 8/1/2027	2,510,000	3,115,545
Series A, 5.00%, 8/1/2034	4,690,000	6,265,325
Washington, MD, Suburban Sanitary Commission, Revenue:
2.00%, 12/1/2044	2,380,000	2,204,918
2.65%, 6/1/2026	500,000	524,634
3.00%, 6/1/2027	800,000	898,370
3.00%, 6/15/2034	285,000	309,165
4.00%, 6/1/2036	2,295,000	2,710,096
5.00%, 6/15/2022	500,000	516,876
5.00%, 6/15/2024	200,000	225,378
		151,005,288
Security Description	Principal Amount	Value
MASSACHUSETTS — 4.2%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	$810,000	$865,169
Series A, 5.00%, 5/1/2023	3,000,000	3,228,102
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	842,528
Series A, 5.00%, 6/15/2026	525,000	610,602
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	660,671
5.00%, 6/1/2041	1,620,000	1,996,367
Series A, 5.00%, 6/1/2024	120,000	134,952
Series A, 5.00%, 6/1/2027	160,000	179,482
Series A, 5.00%, 6/1/2032	275,000	308,173
Series A, 5.00%, 6/1/2034	865,000	968,856
Series A, 5.00%, 6/1/2040	2,380,000	2,737,341
Series A, 5.00%, 6/1/2043	105,000	128,992
Series A, 5.25%, 6/1/2043	3,000,000	3,745,573
Massachusetts Clean Water Trust Revenue Series 23B, 5.00%, 2/1/2031	1,000,000	1,341,274
Massachusetts School Building Authority, Revenue Series A, 5.00%, 8/15/2033	500,000	656,055
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2036	1,500,000	1,864,934
Series A, Zero Coupon, 7/1/2029	2,500,000	2,203,203
Series A, Zero Coupon, 7/1/2032	7,000,000	5,563,584
Series A, 2.00%, 7/1/2028	140,000	147,243
Series A, 5.00%, 7/1/2041	640,000	775,296
Series A, 5.00%, 7/1/2042	2,295,000	2,773,431
Series A-1, 4.00%, 7/1/2039	550,000	661,711
Series B, 5.00%, 7/1/2026	250,000	290,987
Series B, 5.00%, 7/1/2030	145,000	167,659
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	294,861
Series 20, 5.00%, 2/1/2030	905,000	1,036,480
Series 20, 5.00%, 2/1/2042	50,000	56,968
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2029	1,975,000	2,190,693
Series A, 5.00%, 5/1/2037	250,000	290,198
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	158,854
5.00%, 10/1/2033 (a)	500,000	546,384
Series A, 4.00%, 7/15/2036	575,000	657,973

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2022	$700,000	$726,597
Series A, 5.00%, 7/15/2027	100,000	120,641
Series A, 5.00%, 7/15/2028	115,000	137,978
Series A, 5.00%, 7/15/2030	140,000	167,812
Series A, 5.00%, 10/15/2030	3,940,000	5,287,539
Series A, 5.00%, 7/15/2033	1,135,000	1,357,400
Series T, 4.00%, 7/1/2042	100,000	112,598
Massachusetts, State General Obligation:
3.00%, 7/1/2039	3,615,000	3,941,231
5.00%, 7/1/2027	600,000	743,936
5.00%, 7/1/2029	675,000	875,176
5.00%, 7/1/2045	1,675,000	2,108,159
Series A, 3.00%, 3/1/2035	3,645,000	4,049,688
Series A, 5.00%, 1/1/2024	3,675,000	4,066,271
Series A, 5.00%, 7/1/2029	4,250,000	5,090,241
Series A, 5.00%, 3/1/2032	1,215,000	1,346,286
Series A, 5.00%, 4/1/2034	100,000	122,013
Series A, 5.00%, 3/1/2036	1,130,000	1,250,181
Series A, 5.00%, 4/1/2036	190,000	231,325
Series A, 5.00%, 1/1/2037	100,000	122,795
Series A, 5.00%, 3/1/2037	110,000	121,699
Series A, 5.00%, 4/1/2037	150,000	182,445
Series A, 5.00%, 3/1/2038	100,000	110,628
Series A, 5.00%, 1/1/2042	135,000	164,595
Series A, 5.00%, 4/1/2042	250,000	303,780
Series A, 5.00%, 1/1/2044	3,000,000	3,651,965
Series A, 5.00%, 1/1/2045	1,150,000	1,399,610
Series A, 5.25%, 1/1/2044	800,000	1,009,718
Series B, 2.50%, 3/1/2043	500,000	504,686
Series B, 5.00%, 7/1/2023	800,000	866,848
Series B, 5.00%, 7/1/2024	900,000	1,015,982
Series B, 5.00%, 7/1/2027	115,000	142,588
Series B, 5.00%, 7/1/2028	830,000	1,053,760
Series B, 5.00%, 7/1/2030	250,000	329,679
Series B, 5.00%, 7/1/2033	1,045,000	1,246,079
Series B, 5.00%, 7/1/2036	100,000	119,151
Series B, 5.00%, 4/1/2037	3,850,000	4,682,761
Series C, 5.00%, 10/1/2026	1,170,000	1,422,767
Series C, 5.00%, 10/1/2027	350,000	436,722
Series D, 3.00%, 11/1/2038	750,000	822,316
Series D, 3.00%, 11/1/2041	2,200,000	2,391,119
Series D, 3.00%, 11/1/2042	1,975,000	2,133,334
Series D, 4.00%, 11/1/2036	900,000	1,092,914
Series D, 4.00%, 11/1/2037	5,000,000	6,052,821
Series D, 4.00%, 11/1/2041	650,000	774,579
Series D, 5.00%, 7/1/2023	605,000	655,554
Series D, 5.00%, 7/1/2027	250,000	309,973
Series E, 3.00%, 12/1/2023	2,000,000	2,119,301
Series E, 3.00%, 11/1/2035	5,495,000	5,944,035
Series E, 3.00%, 4/1/2044	180,000	188,859
Series E, 4.00%, 9/1/2039	2,750,000	3,067,030
Series E, 4.00%, 9/1/2041	3,000,000	3,340,345
Series E, 4.00%, 4/1/2042	1,980,000	2,182,735
Series E, 5.00%, 9/1/2027	965,000	1,201,589
Security Description	Principal Amount	Value
Series E, 5.00%, 11/1/2027	$105,000	$131,298
Series E, 5.00%, 9/1/2029	380,000	396,461
Series F, 5.00%, 11/1/2040	510,000	630,120
Series G, 5.00%, 9/1/2029	500,000	650,523
Series H, 5.00%, 12/1/2022	195,000	205,906
Series I, 5.00%, 12/1/2034	395,000	476,644
Series J, 4.00%, 12/1/2039	225,000	256,834
Series J, 4.00%, 12/1/2045	150,000	170,457
Series J, 5.00%, 12/1/2036	110,000	132,691
Series J, 5.00%, 12/1/2037	2,710,000	3,267,496
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	2,500,000	2,932,916
Series A, 5.00%, 2/15/2033	110,000	122,224
Series A, 5.00%, 2/15/2035	200,000	222,225
Series A, 5.00%, 2/15/2036	1,655,000	1,838,914
Series B, 4.00%, 2/15/2040	400,000	430,059
Series B, 5.00%, 11/15/2029	125,000	150,770
Series C, 5.00%, 8/15/2025	135,000	158,606
Series C, 5.00%, 11/15/2034	420,000	503,543
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,537,936
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	181,463
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,522,812
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,977,318
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,508,712
Series C, 5.00%, 1/1/2024	1,795,000	1,984,401
Series C, 5.00%, 1/1/2032	850,000	1,073,742
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	172,198
Series 1, 5.00%, 11/1/2032	1,000,000	1,289,802
Series 1, 5.00%, 11/1/2033	2,000,000	2,573,318
Series 1, 5.00%, 11/1/2039	40,000	45,737
Series 1, 5.00%, 11/1/2044	105,000	120,059
Series 1-UNIVERSITY OF MAS, 5.25%, 11/1/2042	825,000	1,027,949
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,929,007
		159,606,571
MICHIGAN — 0.9%
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	636,005
Lansing Board of Water & Light Revenue Series A, 5.00%, 7/1/2044	1,850,000	2,296,112

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Macomb, MI, Interceptor Drain Drainage District, Special Assessment Series A, 5.00%, 5/1/2032	$335,000	$406,494
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,396,075
5.00%, 4/15/2030	155,000	182,004
5.00%, 4/15/2031	545,000	639,095
Series B, 5.00%, 2/15/2038	1,775,000	2,203,583
Series B, 5.00%, 2/15/2044	1,500,000	1,839,298
Series I, 3.00%, 10/15/2045	5,800,000	6,241,879
Series I, 5.00%, 10/15/2021	140,000	140,210
Series I, 5.00%, 10/15/2028	100,000	120,580
Series I, 5.00%, 10/15/2030	390,000	467,705
Series I, 5.00%, 10/15/2032	255,000	305,252
Series I, 5.00%, 10/15/2033	330,000	394,674
Series I, 5.00%, 4/15/2038	295,000	343,454
Series I, 5.00%, 4/15/2041	130,000	152,822
Michigan, State Building Authority, General Obligation 5.00%, 5/15/2035	1,940,000	2,508,179
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	3,465,856
5.00%, 11/1/2034	285,000	356,292
5.00%, 11/1/2036	250,000	311,212
Series B, 5.00%, 10/1/2025	230,000	271,347
Series B, 5.00%, 10/1/2028	250,000	304,285
Series I, 4.00%, 10/15/2035	225,000	254,700
Series I, 5.00%, 4/15/2022	295,000	302,620
Series I, 5.00%, 4/15/2024	510,000	570,654
Series I, 5.00%, 4/15/2028	175,000	206,182
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	270,923
3.00%, 5/15/2039	2,440,000	2,683,756
Series A, 5.00%, 12/1/2021	110,000	110,844
Series B, 5.00%, 11/1/2022	150,000	157,742
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	173,370
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	340,984
5.00%, 4/1/2040	465,000	545,271
Series A, 5.00%, 4/1/2025	225,000	260,977
Series A, 5.00%, 4/1/2034	450,000	548,247
Series A, 5.00%, 4/1/2042	545,000	655,447
		33,064,130
MINNESOTA — 1.0%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	130,731
Series A, 4.00%, 2/1/2028	100,000	113,291
Series A, 5.00%, 2/1/2026	500,000	584,738
Security Description	Principal Amount	Value
Elk River, Independent School District No 728, General Obligation Series A, 2.00%, 2/1/2034	$845,000	$851,159
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	578,613
5.00%, 12/15/2029	225,000	247,820
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	396,553
Series C, 5.00%, 3/1/2025	125,000	144,617
Series C, 5.00%, 12/1/2028	3,000,000	3,847,811
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,635,981
Series C, 5.00%, 1/1/2036	100,000	119,144
Minnesota, State Revenue Series A, 5.00%, 6/1/2027	105,000	113,051
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2024	750,000	849,415
Series A, 5.00%, 8/1/2028	150,000	175,755
Series A, 5.00%, 10/1/2028	205,000	255,221
Series A, 5.00%, 8/1/2037	5,000,000	6,381,306
Series A, 5.00%, 8/1/2038	1,500,000	1,889,809
Series B, 4.00%, 8/1/2026	520,000	604,843
Series B, 5.00%, 8/1/2025	710,000	833,090
Series D, 5.00%, 8/1/2022	120,000	124,827
Series D, 5.00%, 10/1/2026	325,000	395,392
Series E, 5.00%, 10/1/2027	100,000	124,911
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	149,452
North State Paul-Maplewood-Oakdale Independent School District No 622 Series A, 3.00%, 2/1/2039	3,000,000	3,226,234
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	367,178
State of Minnesota, General Obligation:
Series A, 5.00%, 8/1/2025	1,225,000	1,437,373
Series A, 5.00%, 8/1/2027	640,000	796,054
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	500,000	630,621
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	588,736
Series A, 5.00%, 4/1/2041	350,000	411,165

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2041	$200,000	$242,576
Series B, 5.00%, 12/1/2027	2,965,000	3,709,387
Series B, 5.00%, 10/1/2028	3,000,000	3,828,426
Virginia, Independent School District No 706, General Obligation Series A, 5.00%, 2/1/2031	900,000	1,111,836
		39,897,116
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	504,551
Series A, 5.00%, 8/1/2027	250,000	303,946
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	386,307
Series A, 5.00%, 10/1/2031	1,850,000	2,282,487
Series A, 5.00%, 6/1/2032	1,605,000	2,089,426
Series A, 5.00%, 10/1/2032	415,000	511,401
Series A, 5.00%, 10/1/2034	135,000	165,824
Series B, 3.00%, 10/1/2035	795,000	881,931
Series B, 5.00%, 12/1/2026	110,000	134,210
Series B, 5.00%, 12/1/2028	250,000	303,765
Series B, 5.00%, 12/1/2030	1,880,000	2,280,043
Series B, 5.00%, 12/1/2031	150,000	181,764
Series B, 5.00%, 12/1/2033	120,000	132,316
Series B, 5.00%, 12/1/2034	100,000	120,669
Series B, 5.00%, 12/1/2036	100,000	120,572
Series C, 5.00%, 10/1/2027	195,000	228,272
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	153,867
		10,781,351
MISSOURI — 0.4%
County of State Louis MO Revenue Series A, 3.00%, 12/1/2031	500,000	554,270
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	648,060
Series A, 5.00%, 2/1/2028	225,000	281,868
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2040	320,000	348,882
Series A, 4.00%, 1/1/2042	1,000,000	1,158,864
Series A, 5.00%, 1/1/2029	120,000	136,625
Series A, 5.00%, 1/1/2032	100,000	123,363
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	375,964
Series A, 5.00%, 5/1/2037	350,000	421,543
Series A, 5.00%, 5/1/2042	4,865,000	5,813,118
Series B, 5.00%, 5/1/2034	220,000	252,849
Security Description	Principal Amount	Value
Series C, 4.00%, 5/1/2041	$1,790,000	$1,991,267
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2026	925,000	1,082,274
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	163,898
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	571,170
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	453,812
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,353
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	217,573
		14,623,753
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,427,921
5.00%, 9/1/2032	310,000	374,340
5.00%, 9/1/2034	310,000	372,883
Omaha School District, General Obligation 2.00%, 12/15/2042	1,545,000	1,408,228
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	171,857
Series A, 5.00%, 2/1/2028	465,000	549,325
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	693,237
5.00%, 7/15/2030	1,000,000	1,251,883
Series A, 4.00%, 7/15/2030	500,000	576,734
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,757,274
		10,583,682
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	857,800
4.00%, 7/1/2031	650,000	752,299
5.00%, 6/1/2022	300,000	309,586
5.00%, 6/1/2025	430,000	501,412
5.00%, 6/1/2026	150,000	180,245
5.00%, 6/1/2027	110,000	135,682
5.00%, 11/1/2028	145,000	167,209

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2031	$850,000	$1,085,404
Series A, 5.00%, 11/1/2024	180,000	205,681
Series A, 5.00%, 11/1/2026	420,000	502,596
Series A, 5.00%, 6/1/2027	140,000	172,686
Series A, 5.00%, 11/1/2029	575,000	683,782
Series A, 5.00%, 6/1/2031	2,165,000	2,681,567
Series B, 5.00%, 11/1/2023	110,000	120,830
Series B, 5.00%, 11/1/2024	170,000	194,254
Series B, 5.00%, 11/1/2025	100,000	118,030
Series B, 5.00%, 11/1/2026	180,000	218,904
Series B, 5.00%, 11/1/2028	120,000	145,401
Series B, 5.00%, 12/1/2030	525,000	662,567
Series B, 5.00%, 12/1/2032	1,685,000	2,113,193
Series B, 5.00%, 12/1/2033	4,020,000	5,027,391
Series C, 3.00%, 7/1/2038	1,695,000	1,829,717
Series C, 4.00%, 7/1/2033	1,500,000	1,779,046
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	118,470
5.00%, 7/1/2030	2,750,000	3,623,794
5.00%, 7/1/2036	125,000	151,520
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	112,430
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	140,744
5.00%, 7/1/2025	250,000	292,126
5.00%, 7/1/2026	995,000	1,199,592
5.00%, 7/1/2027	200,000	240,293
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2027	175,000	210,018
Series A, 5.00%, 6/1/2031	125,000	148,997
Series A, 5.00%, 6/1/2032	100,000	119,046
Series A, 5.00%, 6/1/2037	200,000	236,383
Series A, 5.00%, 6/1/2041	2,675,000	3,146,933
Series B, 5.00%, 12/1/2025	150,000	174,673
Series C, 3.00%, 6/1/2033	850,000	953,112
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	334,334
Series C, 4.00%, 9/1/2037	140,000	155,768
Series C, 5.00%, 9/1/2029	905,000	1,065,917
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	828,207
4.00%, 12/1/2032	910,000	1,044,991
5.00%, 12/1/2026	310,000	372,031
5.00%, 12/1/2028	560,000	670,346
5.00%, 12/1/2030	185,000	225,919
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2031	105,000	125,340
Security Description	Principal Amount	Value
5.00%, 7/1/2034	$145,000	$172,419
		36,308,685
NEW HAMPSHIRE — 0.0% *
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	726,080
NEW JERSEY — 0.4%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,830,822
Hudson County, NJ, Improvement Authority Revenue:
4.00%, 10/1/2040	1,540,000	1,830,668
5.00%, 5/1/2041	500,000	586,716
Monmouth County Improvement Authority Revenue Series B, 5.00%, 12/1/2025	550,000	651,878
New Brunswick, NJ, Parking Authority Revenue Series A, 5.00%, 9/1/2032	120,000	142,752
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	750,000	777,145
Series B, 5.00%, 7/1/2031	1,030,000	1,269,770
Series C, 2.00%, 3/1/2041	1,635,000	1,527,484
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	269,783
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	814,892
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,556,347
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,528,471
3.00%, 7/15/2035	1,000,000	1,055,865
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,532,573
		15,375,166
NEW MEXICO — 0.3%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	237,518
Series 2017, 5.00%, 8/1/2025	230,000	269,014
Series 2017, 5.00%, 8/1/2027	645,000	779,525
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,000,000	1,125,449
Series B1, 5.00%, 6/15/2027	115,000	128,930

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Mexico, State General Obligation:
5.00%, 3/1/2024	$255,000	$284,199
Series A, 5.00%, 3/1/2022	100,000	101,990
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	120,000	140,220
Series B, 4.00%, 7/1/2022	340,000	349,734
Series B, 4.00%, 7/1/2023	100,000	106,618
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	395,500
Series A, 5.00%, 7/1/2025	645,000	753,684
Series B, 4.00%, 7/1/2024	200,000	220,084
Series B, 5.00%, 7/1/2026	100,000	120,562
State of New Mexico, General Obligation:
5.00%, 3/1/2024	5,000,000	5,572,536
5.00%, 3/1/2026	1,045,000	1,248,824
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	482,218
		12,316,605
NEW YORK — 18.4%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	641,758
Series B, 5.00%, 11/1/2040	500,000	639,837
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	140,284
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	1,050,168
City of New York NY, General Obligation:
5.00%, 8/1/2028	660,000	814,338
Series 1, 5.00%, 8/1/2027	595,000	736,631
Series A-1, 4.00%, 8/1/2034	800,000	956,715
Series A-1, 4.00%, 8/1/2038	5,000,000	5,911,698
Series B-1, 3.00%, 10/1/2044	515,000	546,729
Series B-1, 5.00%, 12/1/2034	730,000	881,180
Series B-1, 5.00%, 12/1/2041	2,815,000	3,382,221
Series F-1, 4.00%, 3/1/2038	785,000	922,610
Series F-1, 4.00%, 3/1/2040	950,000	1,109,105
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	505,000	610,058
Series L-6, 5.00%, 4/1/2028	800,000	1,006,215
Series L-6, 5.00%, 4/1/2031	555,000	704,617
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	258,984
Security Description	Principal Amount	Value
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	$2,700,000	$3,257,356
Series A, 5.25%, 11/15/2035	250,000	302,307
Series B-1, 5.00%, 11/15/2029	780,000	962,147
Series B-1, 5.00%, 11/15/2034	7,615,000	9,331,334
Series B-1, 5.00%, 11/15/2036	350,000	417,555
Series B-2, 4.00%, 11/15/2033	330,000	377,935
Series B-2, 5.00%, 11/15/2025	2,520,000	2,976,905
Series B-2, 5.00%, 11/15/2026	5,045,000	6,133,238
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	175,634
Series A, 3.88%, 7/1/2042	200,000	223,833
Series A, 5.00%, 7/1/2027	500,000	618,360
Series A, 5.00%, 7/1/2030	205,000	251,979
Series C, 5.00%, 7/1/2028	200,000	246,245
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	587,311
4.00%, 9/1/2038	500,000	585,106
4.00%, 12/15/2038	100,000	107,987
5.00%, 7/15/2030	500,000	629,287
5.00%, 7/15/2032	1,625,000	2,031,026
5.00%, 7/15/2033	1,915,000	2,388,552
5.00%, 9/1/2034	535,000	678,086
5.00%, 7/15/2035	360,000	447,349
5.00%, 9/1/2035	1,750,000	2,217,283
5.00%, 9/1/2036	4,500,000	5,697,784
Series 198, 5.00%, 11/15/2036	145,000	173,699
Series 198, 5.00%, 11/15/2041	160,000	189,475
Series 205, 5.00%, 11/15/2032	5,510,000	6,794,701
Series 205, 5.00%, 11/15/2035	160,000	196,634
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1, 5.00%, 7/15/2025	575,000	673,905
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,329,168
Series S-1-SUBSER, 5.00%, 7/15/2033	6,000,000	7,953,326
Series S-2, 5.00%, 7/15/2036	590,000	716,364
New York City Transitional Finance Authority Future Tax Secured Revenue:
4.00%, 5/1/2038	1,915,000	2,252,013

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2038	$1,505,000	$1,776,791
4.00%, 5/1/2039	875,000	1,026,248
4.00%, 11/1/2042	3,015,000	3,483,115
4.00%, 5/1/2044	775,000	896,318
5.00%, 5/1/2033	565,000	735,918
5.00%, 11/1/2034	600,000	781,721
Series A-1, 4.00%, 11/1/2036	875,000	1,053,571
Series A-1, 5.00%, 11/1/2027	5,000,000	6,238,802
Series A-1, 5.00%, 11/1/2029	5,000,000	6,518,447
Series A-2, 5.00%, 8/1/2038	540,000	657,438
Series B-1, 4.00%, 11/1/2039	1,395,000	1,650,475
Series B-1, 5.00%, 8/1/2034	960,000	1,258,726
New York City Water & Sewer System Revenue:
4.00%, 6/15/2024	2,845,000	3,131,230
Series AA-2, 5.00%, 6/15/2028	2,000,000	2,440,490
Series CC-1, 4.00%, 6/15/2042	500,000	586,876
New York State Dormitory Authority, Revenue:
ETM5.00%, 2/15/2023	355,000	378,069
5.00%, 2/15/2025	3,280,000	3,783,429
Series A, 5.00%, 3/15/2027	780,000	959,924
Series A, 5.00%, 3/15/2030	950,000	1,248,932
Series A, 5.00%, 3/15/2031	3,000,000	4,019,056
Series A, 5.00%, 3/15/2035	1,205,000	1,449,711
Series A, 5.00%, 7/1/2039	2,780,000	3,450,803
Series A-GROUP 1, 5.00%, 3/15/2027	550,000	676,870
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,696,562
Series A-GROUP B, 5.00%, 3/15/2032	520,000	631,436
Series A-GROUP B, 5.00%, 3/15/2038	890,000	1,075,577
Series A-GROUP C, 5.00%, 3/15/2040	620,000	746,960
Series A-GROUP C, 5.00%, 3/15/2041	530,000	637,726
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,837,876
Series B, ETM5.00%, 2/15/2023	565,000	601,765
New York State Thruway Authority, Revenue Series A-1-GROUP 3, 4.00%, 3/15/2044	800,000	928,395
New York State Urban Development Corp., Revenue:
4.00%, 3/15/2042	870,000	1,007,397
5.00%, 3/15/2038	2,185,000	2,785,001
Series A, 5.00%, 3/15/2037	570,000	723,895
Series A, 5.00%, 3/15/2040	655,000	825,310
Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	650,000	695,278
Security Description	Principal Amount	Value
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	$900,000	$1,092,282
4.00%, 6/15/2025	575,000	651,419
4.00%, 6/15/2042	4,200,000	4,929,538
5.00%, 6/15/2024	550,000	620,109
5.00%, 6/15/2026	1,000,000	1,207,117
5.00%, 6/15/2037	850,000	1,024,174
5.00%, 6/15/2040	725,000	902,567
Series AA, 5.00%, 6/15/2040	2,000,000	2,551,298
Series BB-, 5.00%, 6/15/2026	4,000,000	4,596,193
Series BB-2, 5.00%, 6/15/2031	530,000	646,259
Series CC-, 4.00%, 6/15/2041	500,000	588,444
Series CC-, 5.00%, 6/15/2022	510,000	527,339
Series CC1, 4.00%, 6/15/2033	1,250,000	1,436,792
Series CC-1, 4.00%, 6/15/2037	250,000	286,822
Series CC-1, 4.00%, 6/15/2041	900,000	1,059,199
Series DD-2, 5.00%, 6/15/2025	7,135,000	7,881,912
Series EE 2, 5.00%, 6/15/2040	2,465,000	3,105,252
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,173,477
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	5,186,698
Series FF, 4.00%, 6/15/2041	5,000,000	5,846,390
Series FF, 5.00%, 6/15/2034	1,750,000	2,190,226
Series FF, 5.00%, 6/15/2039	3,060,000	3,811,503
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,765,506
Series GG, 5.00%, 6/15/2037	190,000	219,262
Series GG, 5.00%, 6/15/2039	350,000	403,351
Series HH, 5.00%, 6/15/2039	155,000	178,627
Sub-Series CC1, 5.00%, 6/15/2038	145,000	174,712
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series B-1, 5.00%, 8/1/2031	700,000	859,219
Series S-, 5.00%, 7/15/2022	100,000	103,806
Series S-, 5.00%, 7/15/2028	160,000	183,602
Series S-, 5.00%, 7/15/2043	220,000	250,288
Series S-1, 4.00%, 7/15/2036	255,000	292,476
Series S-1, 4.00%, 7/15/2040	1,760,000	1,945,213
Series S-1, 5.00%, 7/15/2022	145,000	150,519
Series S-1, 5.00%, 7/15/2033	5,000,000	6,240,118
Series S-1, 5.00%, 7/15/2043	1,885,000	2,205,223

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series S-3-SUBSER, 5.00%, 7/15/2024	$750,000	$847,347
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,732,321
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,200,164
Series S-4A, 5.00%, 7/15/2033	250,000	312,006
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 11/1/2040	1,835,000	2,135,912
4.00%, 5/1/2045	2,850,000	3,287,475
5.00%, 5/1/2025	500,000	581,404
5.00%, 11/1/2026	545,000	663,706
5.00%, 11/1/2027	795,000	991,970
5.00%, 5/1/2031	750,000	986,938
5.00%, 11/1/2032	4,000,000	5,226,977
5.00%, 2/1/2034	600,000	721,829
5.00%, 5/1/2034	250,000	296,059
5.00%, 5/1/2036	245,000	289,534
5.00%, 8/1/2038	500,000	620,024
5.00%, 2/1/2039	710,000	850,557
5.00%, 8/1/2042	5,000,000	6,153,662
5.00%, 2/1/2043	5,515,000	6,575,168
5.25%, 8/1/2037	5,045,000	6,380,576
Series 1-REMK, 5.00%, 11/1/2026	500,000	608,905
Series A-1, 5.00%, 8/1/2023	6,400,000	6,959,559
Series A-1, 5.00%, 11/1/2023	1,200,000	1,318,667
Series A-1, 5.00%, 8/1/2027	275,000	321,533
Series A-1, 5.00%, 8/1/2029	170,000	198,343
Series A-1, 5.00%, 8/1/2031	150,000	169,157
Series A-1, 5.00%, 8/1/2033	2,915,000	3,650,803
Series A-1, 5.00%, 8/1/2036	2,000,000	2,495,317
Series A-2, 5.00%, 5/1/2036	540,000	684,202
Series A-2, 5.00%, 8/1/2036	1,640,000	1,997,994
Series A-2, 5.00%, 8/1/2039	700,000	851,159
Series A-3, 3.00%, 5/1/2045	1,550,000	1,627,152
Series A-3, 4.00%, 5/1/2042	6,000,000	6,931,571
Series A-3, 5.00%, 8/1/2040	500,000	607,682
Series B-1, 4.00%, 8/1/2037	105,000	120,355
Series B-1, 4.00%, 11/1/2042	9,200,000	10,716,059
Series B-1, 5.00%, 11/1/2028	500,000	638,506
Series B-1, 5.00%, 8/1/2029	40,000	49,446
Series B-1, 5.00%, 8/1/2030	295,000	353,570
Series B-1, 5.00%, 8/1/2031	175,000	197,350
Series B-1, 5.00%, 8/1/2034	500,000	610,050
Series B-1, 5.00%, 11/1/2034	545,000	701,066
Series B-1, 5.00%, 11/1/2035	160,000	187,294
Series B-1, 5.00%, 8/1/2038	7,095,000	8,418,515
Series B-1, 5.00%, 8/1/2040	3,800,000	4,497,050
Series C, 5.00%, 11/1/2022	100,000	105,217
Series C, 5.00%, 11/1/2025	395,000	464,994
Series C, 5.00%, 11/1/2026	120,000	139,398
Series C, 5.00%, 11/1/2027	150,000	173,957
Security Description	Principal Amount	Value
Series C1, 5.00%, 11/1/2034	$7,000,000	$8,886,212
Series CC-1, 5.00%, 6/15/2034	1,335,000	1,728,201
Series C-SUBORDINATE, 5.00%, 11/1/2023	125,000	137,361
Series D-1, 5.00%, 2/1/2026	100,000	110,777
Series D-S, 4.00%, 11/1/2047	500,000	575,409
Series E-1, 4.00%, 2/1/2041	110,000	120,405
Series E-1, 5.00%, 2/1/2030	370,000	449,737
Series F-1, 5.00%, 5/1/2032	5,500,000	6,687,088
Series F-1, 5.00%, 5/1/2036	515,000	622,746
Series F-1, 5.00%, 5/1/2039	615,000	742,290
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,039,362
5.00%, 8/1/2026	1,335,000	1,612,728
5.00%, 8/1/2027	535,000	662,349
Series A, 3.00%, 8/1/2036	3,000,000	3,257,415
Series A, 4.00%, 8/1/2037	1,900,000	2,237,393
Series A, 5.00%, 8/1/2023	5,000,000	5,437,389
Series A, 5.00%, 8/1/2024	3,500,000	3,961,813
Series A, 5.00%, 8/1/2026	125,000	145,996
Series A-1, 4.00%, 8/1/2038	1,000,000	1,170,926
Series A-1, 4.00%, 8/1/2042	520,000	601,570
Series A-1, 5.00%, 8/1/2023	850,000	924,356
Series A-1, 5.00%, 8/1/2028	1,505,000	1,907,595
Series A-1, 5.00%, 8/1/2039	5,000,000	6,247,364
Series B, 5.00%, 8/1/2025	150,000	169,656
Series B-1, 4.00%, 10/1/2040	545,000	637,639
Series B-1, 5.00%, 10/1/2031	2,185,000	2,805,587
Series B-1, 5.00%, 12/1/2031	160,000	193,855
Series B-1, 5.00%, 10/1/2032	1,680,000	2,147,953
Series B-1, 5.00%, 10/1/2036	400,000	486,115
Series B-1, 5.00%, 10/1/2037	4,730,000	5,736,125
Series B-1, 5.00%, 12/1/2037	500,000	601,867
Series B-1, 5.00%, 10/1/2038	300,000	363,566
Series B-1, 5.00%, 12/1/2038	3,095,000	3,723,828
Series B-1, 5.00%, 10/1/2039	950,000	1,150,416
Series C, 5.00%, 8/1/2024	7,000,000	7,923,627
Series C, 5.00%, 8/1/2026	655,000	783,386
Series C, 5.00%, 8/1/2027	1,990,000	2,434,195
Series C, 5.00%, 8/1/2028	1,980,000	2,426,283
Series C, 5.00%, 8/1/2035	5,000,000	6,419,177
Series C-1, 5.00%, 8/1/2030	5,950,000	7,805,933
Series C-1, 5.00%, 8/1/2031	500,000	652,132
Series C-1, 5.00%, 8/1/2033	700,000	904,843
Series D1, 4.00%, 12/1/2042	255,000	293,658
Series D1, 4.00%, 12/1/2043	3,500,000	4,023,488
Series D-1, 4.00%, 3/1/2042	550,000	636,662
Series D-1, 5.00%, 3/1/2039	500,000	628,954
Series D-1, 5.00%, 12/1/2041	625,000	768,139
Series D-1, 5.00%, 12/1/2042	1,500,000	1,840,404
Series D-1, 5.00%, 3/1/2043	2,280,000	2,841,625
Series E, 4.00%, 8/1/2026	250,000	290,143
Series E, 5.00%, 8/1/2023	550,000	598,113

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2024	$760,000	$860,279
Series E, 5.00%, 8/1/2025	380,000	445,405
Series E, 5.00%, 8/1/2032	2,900,000	3,645,172
Series E-1, 4.00%, 3/1/2041	500,000	569,514
Series E-1, 5.00%, 3/1/2037	585,000	714,509
Series E-1, 5.00%, 3/1/2040	4,000,000	4,837,384
Series F-1, 5.00%, 4/1/2023	750,000	803,710
Series F-1, 5.00%, 6/1/2026	165,000	191,683
Series F-1, 5.00%, 4/1/2033	680,000	840,948
Series H, 5.00%, 1/1/2036	2,250,000	2,792,203
Series I, 5.00%, 3/1/2022	60,000	61,191
Series J-10-REMK 10/1, 5.00%, 8/1/2027	1,265,000	1,566,115
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	305,172
Series A, 5.25%, 11/15/2034	560,000	677,743
Series B-2, 4.00%, 11/15/2038	255,000	283,507
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	745,000	782,033
4.00%, 4/1/2026	630,000	720,854
4.00%, 4/1/2030	400,000	459,985
4.00%, 4/1/2031	230,000	263,960
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2022 (b)	670,000	702,276
5.00%, 10/1/2023	200,000	218,596
5.00%, 10/1/2026 (b)	665,000	805,747
5.00%, 10/1/2028	500,000	605,278
5.00%, 7/1/2033	1,335,000	1,869,368
5.00%, 7/1/2034	2,105,000	2,987,706
5.00%, 7/1/2036	500,000	725,030
Series 1, 5.00%, 1/15/2029	400,000	496,979
Series 1, 5.00%, 1/15/2030	250,000	309,571
Series 1, 5.00%, 1/15/2031	500,000	617,661
Series A, 3.00%, 7/1/2029	315,000	337,860
Series A, 4.00%, 7/1/2034	100,000	113,282
Series A, 4.00%, 7/1/2043	1,350,000	1,494,343
Series A, 5.00%, 7/1/2024	890,000	1,004,432
Series A, 5.00%, 7/1/2026	1,640,000	1,979,780
Series A, 5.00%, 7/1/2028	2,000,000	2,546,690
Series A, 5.00%, 10/1/2028 (b)	205,000	254,814
Series A, 5.00%, 7/1/2029	2,000,000	2,605,231
Series A, 5.00%, 10/1/2029	4,540,000	5,612,588
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,748,959
Series A, 5.00%, 10/1/2030	5,000,000	6,068,529
Series A, 5.00%, 10/1/2031	3,750,000	4,521,163
Series A, 5.00%, 7/1/2032	125,000	149,086
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$3,500,000	$4,214,041
Series A, 5.00%, 7/1/2033	600,000	715,922
Series A, 5.00%, 10/1/2033	5,000,000	6,011,911
Series A, 5.00%, 7/1/2034	5,040,000	6,128,832
Series A, 5.00%, 7/1/2035	100,000	118,654
Series A, 5.00%, 7/1/2040	200,000	242,724
Series A, 5.00%, 3/15/2045	1,750,000	2,133,384
Series B, 5.00%, 10/1/2021	225,000	225,000
Series B, 5.00%, 10/1/2030	260,000	310,107
Series E, 5.00%, 3/15/2039	690,000	858,765
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	606,791
Series A, 5.00%, 10/1/2026 (b)	125,000	141,962
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	106,406
5.00%, 2/15/2026	810,000	966,475
5.00%, 2/15/2036	5,500,000	6,611,551
Series A, 4.00%, 10/1/2024 (b)	440,000	487,198
Series A, 4.00%, 3/15/2044	1,230,000	1,430,981
Series A, 5.00%, 2/15/2026	500,000	596,590
Series A, 5.00%, 3/15/2026	245,000	283,190
Series A, 5.00%, 3/15/2028	535,000	674,669
Series A, 5.00%, 3/15/2031	500,000	631,582
Series A, 5.00%, 2/15/2036	500,000	599,908
Series A, 5.00%, 7/1/2039	525,000	669,134
Series A-GROUP 3, 3.00%, 3/15/2042	500,000	531,142
Series A-GROUP 3, 5.00%, 3/15/2039	5,550,000	6,929,083
Series B, 5.00%, 3/15/2027	110,000	122,330
Series B, 5.00%, 2/15/2028	1,615,000	2,009,318
Series B, 5.00%, 3/15/2028	170,000	189,012
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	487,300
Series B-GROUP C, 5.00%, 2/15/2039	200,000	228,347
Series C, 5.00%, 3/15/2037	105,000	116,334
Series D, 4.00%, 2/15/2036	1,000,000	1,179,587
Series D, 4.00%, 2/15/2038	3,000,000	3,515,050
Series D, 5.00%, 2/15/2025	1,330,000	1,535,879
Series D, 5.00%, 2/15/2026	920,000	1,097,725
Series D, 5.00%, 2/15/2027	625,000	765,854
Series D, 5.00%, 2/15/2028	960,000	1,160,500
Series D, 5.00%, 2/15/2041	2,350,000	2,929,217
Series E, 5.00%, 3/15/2022	110,000	112,402
Series E, 5.00%, 3/15/2023	180,000	192,507
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2022	100,000	102,183
Series A, 5.00%, 3/15/2024	300,000	334,827

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2025	$3,250,000	$3,765,822
Series A, 5.00%, 3/15/2028	500,000	620,985
Series A, 5.00%, 3/15/2030	1,360,000	1,647,258
Series A, 5.00%, 3/15/2031	160,000	177,935
Series A, 5.00%, 3/15/2032	5,600,000	6,710,275
Series A, 5.00%, 3/15/2037	4,300,000	5,299,268
Series A, 5.00%, 3/15/2038	140,000	149,727
Series A, 5.00%, 3/15/2039	900,000	1,104,941
Series A-GROUP B, 5.00%, 3/15/2037	570,000	688,948
Series A-GROUP C, 5.00%, 3/15/2043	300,000	360,003
Series B, 5.00%, 3/15/2031	795,000	930,418
Series B-B, 5.00%, 3/15/2027	270,000	316,799
Series B-B, 5.00%, 3/15/2029	40,000	46,865
Series C, 5.00%, 3/15/2042	270,000	312,441
Series E, 5.00%, 3/15/2034	5,000,000	6,265,558
Series E, 5.00%, 3/15/2041	5,000,000	6,206,034
New York, State Environmental Facilities Corp., Revenue:
3.00%, 6/15/2040	3,000,000	3,300,766
4.00%, 6/15/2036	450,000	506,970
4.00%, 10/15/2045	1,500,000	1,768,348
5.00%, 6/15/2026	1,515,000	1,827,216
5.00%, 6/15/2027	1,855,000	2,299,659
5.00%, 6/15/2028	550,000	661,078
5.00%, 6/15/2041	3,940,000	4,665,410
5.00%, 6/15/2042	940,000	1,137,375
Series A, 5.00%, 6/15/2026	1,585,000	1,911,642
Series B, 5.00%, 8/15/2041	1,210,000	1,439,036
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,568,395
Series B-SUB, 5.00%, 6/15/2036	8,500,000	10,883,438
Series E, 5.00%, 6/15/2034	3,200,000	3,912,249
New York, State Urban Development Corp., Revenue:
4.00%, 3/15/2037	1,355,000	1,591,944
5.00%, 3/15/2033	225,000	249,637
5.00%, 3/15/2043	975,000	1,227,518
5.00%, 3/15/2044	370,000	407,841
Series A, 4.00%, 3/15/2038	1,835,000	2,148,820
Series A, 4.00%, 3/15/2043	5,295,000	6,100,514
Series A, 4.00%, 3/15/2045	1,690,000	1,939,950
Series A, 5.00%, 3/15/2022	50,000	51,092
Series A, 5.00%, 3/15/2027	565,000	672,166
Series A, 5.00%, 3/15/2035	11,000,000	13,721,781
Series A, 5.00%, 3/15/2037	785,000	1,003,771
Series A, 5.00%, 3/15/2042	500,000	630,813
Series A, 5.00%, 3/15/2044	1,850,000	2,263,823
Series A-, 5.00%, 3/15/2028	225,000	263,518
Series A-, 5.00%, 3/15/2029	525,000	614,651
Series A-, 5.00%, 3/15/2033	3,610,000	4,217,220
Series A-, 5.00%, 3/15/2038	105,000	121,859
Series A-, 5.00%, 3/15/2039	530,000	614,204
Series A-, 5.00%, 3/15/2042	380,000	438,773
Security Description	Principal Amount	Value
Series C-, 5.00%, 3/15/2027	$100,000	$122,827
Series C-, 5.00%, 3/15/2031	4,250,000	5,223,481
Series C-, 5.00%, 3/15/2032	590,000	723,125
Series E, 5.00%, 3/15/2033	120,000	128,069
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,593,298
Onondaga County Trust for Cultural Res., Revenue:
5.00%, 12/1/2038	1,000,000	1,279,161
5.00%, 12/1/2039	1,250,000	1,595,142
5.00%, 12/1/2040	2,750,000	3,502,219
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	860,000	1,008,880
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2033	675,000	848,990
Series A, 5.00%, 11/15/2027	600,000	738,549
Series A, 5.00%, 11/15/2040	435,000	499,546
Series A, 5.00%, 11/15/2041	350,000	409,386
Series A-1, 4.00%, 5/15/2046	840,000	976,081
Series B, 5.00%, 11/15/2029	2,355,000	3,030,253
Series B, 5.00%, 11/15/2037	705,000	855,201
Series C, 5.00%, 11/15/2023	700,000	770,147
Series C-1, 5.00%, 11/15/2025	1,050,000	1,241,770
Series C-2, 5.00%, 11/15/2042	2,915,000	3,558,719
Series D, 4.00%, 11/15/2037	1,865,000	2,236,432
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,141,275
5.00%, 12/15/2032	605,000	714,350
5.00%, 12/15/2036	250,000	293,936
5.00%, 12/15/2038	200,000	246,988
5.00%, 12/15/2039	520,000	640,962
5.00%, 12/15/2040	300,000	369,398
Series A, 5.00%, 12/15/2026	350,000	401,804
Series A, 5.00%, 6/15/2028	255,000	306,631
Series A, 5.00%, 12/15/2032	260,000	310,777
Series A, 5.00%, 12/15/2033	500,000	597,137
Series A, 5.00%, 12/15/2035	1,975,000	2,352,650
Series B, 5.00%, 12/15/2023	280,000	282,686
Series B, 5.00%, 12/15/2024	1,070,000	1,131,691
Series B, 5.00%, 12/15/2025	315,000	347,681
		699,267,159
NORTH CAROLINA — 1.7%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	116,079
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	100,775
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,215,381

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2028	$165,000	$191,399
5.00%, 7/1/2044	125,000	155,062
City of Charlotte NC Airport Special Facilities Revenue Series A, 4.00%, 7/1/2038	510,000	612,796
City of Charlotte NC, General Obligation Series A, 5.00%, 6/1/2027	705,000	874,009
County of Brunswick NC Enterprise Systems Revenue 3.00%, 4/1/2046	500,000	530,127
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,723,407
3.00%, 6/1/2038	1,675,000	1,855,373
3.00%, 6/1/2039	1,125,000	1,241,479
3.00%, 6/1/2043	3,950,000	4,293,040
County of Wake NC Revenue 4.00%, 9/1/2037	740,000	886,096
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,215,168
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2023	110,000	120,075
Series A, 5.00%, 4/1/2027	550,000	679,165
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	183,026
North Carolina, Capital Facilities Finance Agency Revenue:
5.00%, 1/1/2043	3,000,000	3,566,973
Series B, 4.00%, 10/1/2039	245,000	274,280
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	430,922
Series A, 5.00%, 6/1/2023	5,100,000	5,507,030
Series B, 5.00%, 6/1/2026	6,850,000	8,255,685
Series B, 5.00%, 6/1/2027	925,000	1,145,589
Series B, 5.00%, 6/1/2028	3,700,000	4,699,270
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	945,374
Series B, 5.00%, 5/1/2025	2,530,000	2,942,885
Series B, 5.00%, 5/1/2027	825,000	1,019,502
Series B, 5.00%, 5/1/2029	1,300,000	1,683,994
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	888,334
Zero Coupon, 1/1/2045	615,000	313,542
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	113,940
State of North Carolina Revenue Series B, 3.00%, 5/1/2033	795,000	894,493
Wake, NC, General Obligation:
5.00%, 3/1/2031	850,000	1,142,085
Series A, 5.00%, 3/1/2024	100,000	111,451
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2026	$400,000	$478,599
Wake, NC, Limited Obligation Revenue:
4.00%, 3/1/2038	2,780,000	3,381,894
4.00%, 9/1/2038	700,000	836,298
5.00%, 9/1/2026	5,000,000	6,057,449
		65,682,046
NORTH DAKOTA — 0.0% *
University of North Dakota Series A, 4.00%, 6/1/2046 (b)	615,000	703,514
OHIO — 2.2%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	162,107
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	192,937
Series 2017-1, 4.00%, 4/1/2023	1,270,000	1,342,231
Series A, 3.00%, 8/15/2023	555,000	583,922
Series A, 5.00%, 4/1/2025	5,000,000	5,797,587
Series A, 5.00%, 4/1/2030	5,000,000	6,355,292
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	119,400
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,138,069
5.00%, 12/1/2027	400,000	480,040
5.00%, 12/1/2028	300,000	359,114
5.00%, 12/1/2029	1,015,000	1,211,912
5.00%, 12/1/2037	600,000	707,050
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	608,499
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	8,075,000	10,530,283
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,732,987
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	765,000	839,773
3.25%, 11/15/2040	100,000	109,624
4.00%, 11/15/2043	250,000	287,913
5.00%, 11/15/2044	245,000	280,580
Ohio, State General Obligation:
Series A, 4.00%, 6/15/2040	1,000,000	1,214,279
Series A, 5.00%, 9/1/2024	120,000	136,347
Series A, 5.00%, 9/15/2024	100,000	113,792
Series A, 5.00%, 3/15/2028	1,275,000	1,418,582
Series A, 5.00%, 3/15/2031	440,000	489,207
Series A, 5.00%, 2/1/2033	875,000	1,030,615
Series A, 5.00%, 3/15/2033	135,000	149,957
Series A, 5.00%, 3/15/2035	200,000	221,693

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2027	$200,000	$206,785
Series B, 5.00%, 9/1/2032	175,000	186,807
Series B, 5.00%, 9/1/2034	170,000	181,470
Series B, 5.00%, 6/15/2035	200,000	206,785
Series C, 5.00%, 11/1/2030	140,000	162,089
Series C, 5.00%, 11/1/2033	400,000	462,650
Series T, 5.00%, 11/1/2028	400,000	490,118
Series T, 5.00%, 5/1/2031	250,000	305,636
Series V, 5.00%, 5/1/2024	500,000	560,731
Ohio, State Revenue:
Series 2016, 5.00%, 12/15/2026	835,000	1,002,778
Series A, 5.00%, 12/1/2038	5,000,000	6,186,830
Series C, 5.00%, 12/1/2028	230,000	277,891
Series C, 5.00%, 12/1/2030	165,000	198,247
Ohio, State Special Obligation Series B, 5.00%, 9/15/2023	925,000	1,011,217
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	209,928
Series A, 5.00%, 12/1/2028	825,000	989,242
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2025	75,000	87,545
Series A, 5.00%, 12/1/2033	525,000	686,601
Series A, 5.00%, 12/1/2038	500,000	645,752
Series B, 3.00%, 12/1/2033	870,000	980,566
Series B, 4.00%, 12/1/2038	5,000,000	6,022,524
Series B, 5.00%, 12/1/2027	1,150,000	1,441,073
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	858,187
Series A, 5.00%, 2/15/2028	350,000	426,664
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	630,813
5.00%, 12/1/2037	625,000	800,188
5.00%, 12/1/2039	1,050,000	1,338,063
5.00%, 6/1/2044	3,235,000	4,090,950
Series A, 5.00%, 6/1/2029	2,000,000	2,566,776
Series B, 5.00%, 12/1/2033	115,000	139,204
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
Series A, 5.00%, 12/1/2029	240,000	295,745
Series A, 5.00%, 12/1/2031	500,000	611,880
Series A, 5.00%, 12/1/2039	1,135,000	1,462,184
Series B, 5.00%, 6/1/2026	500,000	592,844
Series B, 5.00%, 12/1/2038	2,775,000	3,544,751
Series B, 5.00%, 12/1/2039	2,000,000	2,548,691
State of Ohio, General Obligation:
5.00%, 3/1/2030	860,000	1,049,249
Series A, 5.00%, 5/1/2033	500,000	668,008
Security Description	Principal Amount	Value
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	$275,000	$333,892
		84,075,146
OKLAHOMA — 0.5%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	272,424
Oklahoma County, Independent School District, General Obligation Series A, 2.50%, 7/1/2023	3,120,000	3,242,929
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	745,668
5.00%, 7/1/2027	160,000	191,978
Series 2020A, 5.00%, 7/1/2025	600,000	699,641
Series A, 5.00%, 7/1/2027	265,000	296,608
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	151,498
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	291,414
Series C, 5.00%, 1/1/2037	125,000	149,210
Series E, 5.00%, 1/1/2029	700,000	848,133
Oklahoma, State University Revenue Series A, 5.00%, 9/1/2031	750,000	983,532
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	62,616
5.00%, 9/1/2024	110,000	124,710
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	350,557
3.00%, 6/1/2027	1,750,000	1,873,149
5.00%, 6/1/2023	5,560,000	5,997,932
5.00%, 6/1/2025	2,710,000	3,147,175
		19,429,174
OREGON — 1.8%
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,447,791
City of Portland OR Sewer System Revenue:
Series A, 3.00%, 3/1/2046	605,000	652,208
Series A, 5.00%, 3/1/2029	2,525,000	3,252,635
City of Portland OR Water System Revenue Series B, 2.13%, 5/1/2046	3,660,000	3,417,065

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	$200,000	$233,649
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	84,505
Series A, Zero Coupon, 6/15/2036	115,000	70,576
Series A, Zero Coupon, 6/15/2038	300,000	166,864
Series A, Zero Coupon, 6/15/2042	440,000	201,445
Series B, 5.00%, 6/15/2037	1,770,000	2,135,122
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,641,760
5.00%, 6/15/2037	100,000	120,019
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	166,825
Multnomah County, School District No 1 Portland,General Obligation Series B, 3.00%, 6/15/2036	4,000,000	4,429,484
Ohio, State Revenue Series C, 5.00%, 12/1/2029	180,000	216,874
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2026	510,000	590,006
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	1,400,000	1,838,872
Series A, 5.00%, 11/15/2039	5,000,000	6,394,777
Series C, 5.00%, 11/15/2025	170,000	201,048
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	2,060,039
5.00%, 5/1/2030	1,470,000	1,935,325
Series C, 5.00%, 8/1/2041	1,065,000	1,261,459
Series F, 5.00%, 5/1/2028	180,000	214,859
Series F, 5.00%, 5/1/2030	145,000	172,937
Series F, 5.00%, 5/1/2035	100,000	118,473
Series I, 5.00%, 8/1/2024	125,000	141,607
Series I, 5.00%, 8/1/2029	195,000	240,676
Series L, 5.00%, 8/1/2029	3,370,000	4,159,371
Series L, 5.00%, 8/1/2030	1,250,000	1,536,610
Series L, 5.00%, 8/1/2042	4,540,000	5,457,238
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	172,687
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2033	$1,150,000	$1,365,389
Series B, 5.00%, 7/1/2036	235,000	277,842
Series B, 5.00%, 7/1/2038	285,000	336,626
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	501,711
5.00%, 6/15/2027	1,440,000	1,730,082
5.00%, 6/15/2029	500,000	598,927
5.00%, 6/15/2030	660,000	790,245
5.00%, 6/15/2031	500,000	598,415
5.00%, 6/15/2032	500,000	598,159
5.00%, 6/15/2033	500,000	596,882
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	341,213
Series B, 5.00%, 6/15/2023	600,000	648,986
Salem-Keizer School District No 24J, General Obligation:
Series A, Zero Coupon, 6/15/2039	2,595,000	1,659,094
Series A, Zero Coupon, 6/15/2040	2,850,000	1,761,380
Series B, 5.00%, 6/15/2032	635,000	829,794
Series B, 5.00%, 6/15/2035	750,000	969,380
State of Oregon, General Obligation 4.00%, 5/1/2046	740,000	883,483
Tri-County Metropolitan Transportation District of Oregon Revenue:
Series A, 3.00%, 9/1/2044	1,405,000	1,508,713
Series A, 5.00%, 9/1/2041	570,000	677,171
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	781,608
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	135,208
Series B, Zero Coupon, 6/15/2029	200,000	172,581
Series B, Zero Coupon, 6/15/2032	200,000	150,811
Series B, Zero Coupon, 6/15/2034	330,000	226,486
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,284,870
5.00%, 6/15/2035	390,000	474,881

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	$200,000	$224,433
		68,857,176
PENNSYLVANIA — 1.3%
Abington, PA, School District, General Obligation Series A, 4.00%, 10/1/2035	535,000	614,992
Allegheny, PA, General Obligation:
Series C-75, 5.00%, 11/1/2026	315,000	382,906
Series C-78, 4.00%, 11/1/2045	2,570,000	3,027,132
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	148,582
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	212,498
Commonwealth of Pennsylvania, General Obligation 5.00%, 1/1/2028	1,100,000	1,337,803
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	131,870
Series A, 5.00%, 10/1/2042	795,000	950,035
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	439,307
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	127,462
Series A, 5.00%, 12/1/2030	160,000	193,776
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	318,481
Pennsylvania, State General Obligation:
2.00%, 5/15/2038	5,000,000	4,813,105
3.00%, 5/15/2034	850,000	946,002
4.00%, 2/1/2030	400,000	451,179
4.00%, 3/1/2038	4,085,000	4,674,131
5.00%, 3/15/2023	120,000	128,341
5.00%, 9/15/2023	600,000	655,678
5.00%, 1/1/2025	1,000,000	1,148,432
5.00%, 9/15/2026	500,000	606,141
5.00%, 1/1/2027	500,000	611,449
5.00%, 3/15/2028	270,000	311,986
5.00%, 5/15/2030	7,535,000	9,920,124
5.00%, 1/1/2024	725,000	802,017
Series 2020, 2.00%, 5/1/2039	1,475,000	1,410,141
Series REF, 5.00%, 1/15/2028	2,410,000	2,934,104
Security Description	Principal Amount	Value
Series REF, 5.00%, 1/15/2029	$910,000	$1,103,732
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 4.00%, 8/15/2033	190,000	216,641
Series A, 4.00%, 8/15/2034	145,000	164,997
Series A, 4.00%, 8/15/2035	470,000	534,434
Series A, 5.00%, 9/1/2045	2,000,000	2,509,593
Series AT-1, 5.00%, 6/15/2024	200,000	224,571
Series AT-1, 5.00%, 6/15/2025	100,000	116,277
Series AT-1, 5.00%, 6/15/2030	100,000	118,553
Series B, 5.00%, 10/1/2025	200,000	235,693
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	177,083
Series A, 5.00%, 9/1/2042	270,000	327,007
Series B, 4.00%, 9/1/2036	490,000	556,999
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (b)	2,540,000	3,439,684
State Public School Building Authority Revenue:
5.00%, 12/1/2023 (b)	150,000	165,052
5.00%, 12/1/2029 (b)	610,000	736,565
Upper Merion Area School District, General Obligation Series A, 4.00%, 1/15/2046	500,000	577,407
		48,501,962
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	549,320
Series A, 5.00%, 5/15/2027	270,000	323,057
Series A, 5.00%, 9/1/2029	500,000	617,475
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,463,772
Series C, 4.00%, 1/15/2033	1,500,000	1,783,918
Series D, 5.00%, 8/1/2024	250,000	283,138
		5,020,680
SOUTH CAROLINA — 0.5%
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	400,283
Charlotte, NC, Water & Sewer System Revenue 5.00%, 1/1/2044	1,000,000	1,262,707

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
City of Charleston SC Waterworks & Sewer System Revenue 4.00%, 1/1/2027	$4,000,000	$4,685,888
City of Columbia SC Waterworks & Sewer System Revenue Series A, 4.00%, 2/1/2044	2,750,000	3,192,761
County of Florence SC, General Obligation 5.00%, 6/1/2023	3,200,000	3,454,276
Lexington County, SC, School District No. 1, General Obligation Series B, 3.00%, 2/1/2038	1,975,000	2,152,340
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	133,845
Series C, 3.00%, 3/1/2038	325,000	347,761
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,448,792
Series A, 5.00%, 4/1/2030	120,000	149,195
University of South Carolina Revenue Series A, 5.00%, 5/1/2041	750,000	967,781
York, SC, General Obligation 5.00%, 4/1/2027	280,000	312,669
		19,508,298
TENNESSEE — 1.2%
City of Knoxville TN Wastewater System Revenue Series A, 4.00%, 4/1/2034	4,000,000	4,991,775
City of Memphis TN Water Revenue 3.00%, 12/1/2045	500,000	536,847
City of Memphis TN, General Obligation:
4.00%, 5/1/2035	750,000	914,348
5.00%, 5/1/2029	4,775,000	6,165,263
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,647,095
4.00%, 6/1/2044	500,000	563,077
Series A, 5.00%, 4/1/2026	320,000	369,294
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	1,040,000	1,261,950
Series B, 5.00%, 5/15/2026	345,000	414,188
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	423,118
4.00%, 7/1/2031	750,000	873,479
4.00%, 7/1/2033	1,130,000	1,311,794
4.00%, 7/1/2036	515,000	608,901
Security Description	Principal Amount	Value
5.00%, 1/1/2024	$105,000	$116,179
5.00%, 7/1/2024	110,000	124,143
5.00%, 1/1/2025	535,000	614,598
5.00%, 1/1/2026	170,000	201,865
5.00%, 1/1/2027	100,000	120,197
5.00%, 7/1/2030	650,000	818,797
Series C, 3.00%, 1/1/2035	2,100,000	2,360,632
Series C, 4.00%, 1/1/2032	2,965,000	3,681,952
Series C, 5.00%, 7/1/2023	115,000	124,609
New Memphis Arena Public Building Authority Revenue:
Zero Coupon, 4/1/2032	1,500,000	1,221,757
Zero Coupon, 4/1/2034	3,300,000	2,537,445
Zero Coupon, 4/1/2041	2,015,000	1,238,971
Zero Coupon, 4/1/2042	850,000	505,911
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	610,000	686,661
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	155,996
Series A, 5.00%, 2/1/2026	160,000	190,864
Series A, 5.00%, 9/1/2027	5,005,000	6,245,196
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,425,810
Series A, 5.00%, 11/1/2037	435,000	531,322
Series B, 5.00%, 11/1/2022	100,000	105,206
Series B, 5.00%, 11/1/2025	105,000	124,118
		47,213,358
TEXAS — 10.4%
Alamo Community College District, General Obligation:
4.00%, 8/15/2034	500,000	605,154
4.00%, 8/15/2038	5,615,000	6,688,009
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	151,107
5.00%, 8/15/2027	575,000	713,296
5.00%, 8/15/2038	1,000,000	1,220,154
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	114,652
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (b)	220,000	244,526
5.00%, 2/15/2026 (b)	150,000	172,558
5.00%, 2/15/2029 (b)	300,000	343,599
5.00%, 2/15/2030 (b)	215,000	261,353
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	320,000	380,959
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	345,000	409,900

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 2/15/2039 (b)	$255,000	$282,929
Series A, 5.00%, 2/15/2030 (b)	165,000	195,101
Arlington Higher Education Finance Corp., Revenue Series A, 3.00%, 2/15/2046 (b)	1,500,000	1,588,289
Arlington, TX, Independent School District, General Obligation:
4.00%, 2/15/2041 (b)	750,000	881,921
5.00%, 2/15/2030 (b)	2,000,000	2,558,981
Series A, 5.00%, 2/15/2026 (b)	225,000	239,702
Series B, 5.00%, 2/15/2025 (b)	75,000	86,579
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2030	675,000	817,222
5.00%, 11/15/2033	250,000	301,004
Series A, 5.00%, 11/15/2021	100,000	100,555
Series A, 5.00%, 11/15/2022	100,000	105,381
Series A, 5.00%, 11/15/2039	500,000	644,329
Series B, 5.00%, 11/15/2044	950,000	1,195,128
Austin, TX, General Obligation 5.00%, 9/1/2034	420,000	476,034
Austin, TX, Independent School District, General Obligation:
1.88%, 8/1/2038 (b)	1,450,000	1,377,845
4.00%, 8/1/2033 (b)	3,700,000	4,375,718
4.00%, 8/1/2034 (b)	6,000,000	7,080,550
4.00%, 8/1/2035 (b)	2,000,000	2,432,722
5.00%, 8/1/2028 (b)	2,440,000	2,981,546
Series B, 5.00%, 8/1/2031 (b)	125,000	150,146
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	331,513
Series A, 5.00%, 5/15/2022	210,000	216,141
Series A, 5.00%, 5/15/2026	300,000	353,583
Series C, 5.00%, 11/15/2035	500,000	653,741
Series C, 5.00%, 11/15/2045	605,000	774,032
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	724,947
4.00%, 6/15/2039	5,000,000	5,861,138
4.00%, 6/15/2041	350,000	392,078
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	336,239
4.00%, 2/15/2043	3,755,000	4,233,670
5.00%, 2/15/2026	140,000	166,736
5.00%, 2/15/2027	265,000	314,851
5.00%, 2/15/2029	130,000	153,777
5.00%, 2/15/2031	1,450,000	1,844,738
5.00%, 2/15/2032	3,000,000	3,434,911
Security Description	Principal Amount	Value
5.00%, 2/15/2034	$680,000	$818,187
5.00%, 2/15/2045	4,910,000	6,057,310
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2028 (b)	200,000	229,427
Series B, 5.00%, 2/15/2030 (b)	550,000	630,328
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	936,489
City of Dallas TX Waterworks & Sewer System Revenue Series C, 4.00%, 10/1/2043	685,000	801,426
City of Laredo TX Waterworks & Sewer System Revenue Series A, 4.00%, 3/1/2045	750,000	883,638
City of San Antonio TX Electric & Gas Systems Revenue:
4.00%, 2/1/2030	650,000	797,143
Series A, 5.00%, 2/1/2041	700,000	895,579
City of San Antonio TX, General Obligation:
3.00%, 8/1/2040	1,495,000	1,628,241
5.00%, 8/1/2031	730,000	939,498
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,210,134
5.00%, 2/15/2034 (b)	1,000,000	1,206,113
5.00%, 2/15/2037 (b)	2,555,000	3,063,985
5.00%, 2/15/2041 (b)	1,000,000	1,191,617
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (b)	1,400,000	1,629,174
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	577,334
4.00%, 8/15/2032	280,000	325,794
4.00%, 8/15/2034	190,000	220,017
5.00%, 8/15/2025	390,000	457,703
Series A, 4.00%, 8/15/2038	1,355,000	1,612,979
Series A, 5.00%, 8/15/2030	2,500,000	3,261,201
Collin County, TX, General Obligation 3.13%, 2/15/2035	720,000	784,081
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	571,427
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	395,000	438,056

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	$350,000	$403,779
Series A, 5.00%, 2/15/2025 (b)	205,000	236,499
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,232,721
Corpus Christi, Independent School District, General Obligation 5.00%, 8/15/2030 (b)	830,000	1,051,637
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	158,655
Series B, 5.00%, 8/1/2036 (b)	100,000	117,110
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	261,900
4.00%, 2/15/2041 (b)	100,000	110,729
5.00%, 2/15/2023 (b)	150,000	159,791
5.00%, 2/15/2028 (b)	435,000	499,475
5.00%, 2/15/2033 (b)	2,635,000	3,256,931
Series A, 2.25%, 2/15/2043 (b)	550,000	529,447
Series A, 4.00%, 2/15/2037 (b)	500,000	605,487
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	100,000	117,192
5.00%, 7/15/2027	610,000	737,544
Dallas Independent School District, General Obligation 4.00%, 2/15/2023 (b)	1,040,000	1,094,170
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2034	1,000,000	1,285,410
Series A, 5.00%, 12/1/2028	295,000	348,040
Series A, 5.00%, 12/1/2029	255,000	300,618
Series A, 5.00%, 12/1/2030	160,000	188,623
Series A, 5.00%, 12/1/2033	100,000	114,558
Series A, 5.00%, 12/1/2034	175,000	205,519
Series A, 5.00%, 12/1/2035	225,000	264,036
Series A, 5.00%, 12/1/2036	295,000	343,659
Series A, 5.00%, 12/1/2041	1,065,000	1,241,202
Dallas, TX, General Obligation:
5.00%, 2/15/2023	1,930,000	2,056,532
5.00%, 2/15/2030	275,000	314,768
5.00%, 2/15/2031	2,050,000	2,470,557
Series B, 3.00%, 2/15/2036	540,000	581,850
Dallas, TX, Hospital District, General Obligation 5.00%, 8/15/2029	2,000,000	2,510,982
Security Description	Principal Amount	Value
Dallas, TX, Independent School District, General Obligation:
Series A, 3.00%, 2/15/2036 (b)	$345,000	$363,208
Series A, 4.00%, 2/15/2031 (b)	255,000	282,864
Series A, 5.00%, 8/15/2024 (b)	210,000	238,066
Series B, 5.00%, 2/15/2026 (b)	600,000	714,298
Series B, 5.00%, 2/15/2036 (b)	60,000	61,058
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	129,297
Series A, 5.00%, 10/1/2028	300,000	352,238
Series A, 5.00%, 10/1/2029	100,000	121,220
Series A, 5.00%, 10/1/2033	410,000	494,314
Series A, 5.00%, 10/1/2034	800,000	963,209
Series A, 5.00%, 10/1/2036	680,000	816,514
Series C, 5.00%, 10/1/2045	3,165,000	4,041,372
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	333,718
5.00%, 8/15/2028 (b)	175,000	200,748
5.00%, 8/15/2029 (b)	500,000	592,160
5.00%, 8/15/2030 (b)	115,000	135,708
Series B, 5.00%, 8/15/2043 (b)	2,225,000	2,701,462
Dickinson, TX, Independent School District, General Obligation 2.00%, 2/15/2046 (b)	1,900,000	1,732,248
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	148,218
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	233,880
Series A, 4.00%, 8/15/2034	1,000,000	1,186,283
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	183,680
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	125,000	145,914
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	170,548
Series B, 5.00%, 3/1/2026	250,000	288,312
Series B, 5.00%, 3/1/2028	520,000	617,422
Fort Bend, TX, Independent School District, General Obligation 4.00%, 8/15/2032 (b)	275,000	320,146
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	53,383

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (b)	$50,000	$53,278
5.00%, 2/15/2025 (b)	195,000	224,750
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	144,003
Series A, 5.00%, 2/15/2027	140,000	161,105
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	138,904
Series A, 5.00%, 2/15/2024	150,000	166,684
Series A, 5.00%, 2/15/2026	260,000	300,423
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (b)	510,000	576,253
Series A, 5.00%, 8/15/2022 (b)	300,000	312,579
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	432,888
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	1,000,000	1,149,303
5.00%, 2/15/2030 (b)	260,000	298,631
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	127,216
Goose Creek Consolidated Independent School District, General Obligation 2.13%, 2/15/2045 (b)	1,000,000	947,471
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,246,975
Series A, 5.00%, 10/1/2043	1,300,000	1,591,594
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	113,037
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (b)	500,000	584,492
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2027	500,000	603,893
Series A, 5.00%, 8/15/2031	610,000	730,598
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	450,040
Security Description	Principal Amount	Value
4.00%, 11/15/2037	$840,000	$953,898
5.00%, 11/15/2025	275,000	324,117
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2031	600,000	743,025
Series A, 4.00%, 10/1/2035	900,000	1,038,483
Series A, 5.00%, 10/1/2023	2,125,000	2,324,809
Series A, 5.00%, 10/1/2027	285,000	333,049
Series A, 5.00%, 10/1/2029	530,000	660,813
Series A, 5.00%, 10/1/2030	1,000,000	1,241,761
Series A, 5.00%, 10/1/2032	455,000	562,483
Series A, 5.00%, 10/1/2033	250,000	308,311
Series A, 5.00%, 10/1/2034	500,000	615,797
Harris County, TX, General Obligation:
Series A, 4.00%, 10/1/2045	1,990,000	2,328,946
Series A, 5.00%, 10/1/2025	350,000	412,158
Series A, 5.00%, 10/1/2027	530,000	624,586
Series A, 5.00%, 10/1/2028	720,000	846,931
Series A, 5.00%, 10/1/2029	1,465,000	1,906,673
Series A, 5.00%, 10/1/2034	440,000	498,299
Series A, 5.00%, 10/1/2035	155,000	181,454
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	171,265
5.00%, 11/1/2028	120,000	136,843
Series A, 5.00%, 11/1/2027	525,000	639,644
Series A, 5.00%, 11/1/2028	200,000	243,674
Series A, 5.00%, 11/1/2029	300,000	364,506
Series B, 5.00%, 11/1/2024	225,000	257,027
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	375,000	425,234
Series A, 5.00%, 8/15/2026	185,000	224,133
Series A, 5.00%, 8/15/2030	480,000	575,151
Series A, 5.00%, 8/15/2032	540,000	646,474
Series A, 5.00%, 8/15/2035	490,000	583,264
Series A, 5.00%, 8/15/2036	270,000	320,683
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2045	4,590,000	5,360,342
Series A, 4.00%, 8/15/2037	300,000	347,161
Series A, 5.00%, 8/15/2022	195,000	203,159
Series A, 5.00%, 8/15/2032	1,635,000	2,026,862
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	743,431
4.00%, 8/15/2040	510,000	604,986
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (b)	1,390,000	1,533,253
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	793,675

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	$255,000	$267,153
Series A-2, 5.00%, 10/1/2024	500,000	568,972
Series A-2, 5.00%, 10/1/2032	1,810,000	2,377,194
Houston, TX, Combined Utility System Revenue:
Series A, 4.00%, 11/15/2041	3,015,000	3,634,835
Series B, 4.00%, 11/15/2037	250,000	282,918
Series B, 4.00%, 11/15/2044	1,950,000	2,287,494
Series B, 5.00%, 11/15/2025	200,000	236,617
Series B, 5.00%, 11/15/2026	300,000	365,567
Series B, 5.00%, 11/15/2032	275,000	333,712
Series B, 5.00%, 11/15/2036	555,000	670,699
Series C, 4.00%, 11/15/2039	550,000	662,262
Series C, 5.00%, 11/15/2024	1,500,000	1,717,893
Series D, 5.00%, 11/15/2028	130,000	148,144
Series D, 5.00%, 11/15/2032	500,000	629,480
Series D, 5.00%, 11/15/2038	555,000	694,466
Houston, TX, General Obligation:
Series A, 3.00%, 3/1/2040	780,000	849,039
Series A, 4.00%, 3/1/2035	765,000	865,393
Series A, 4.00%, 3/1/2036	395,000	441,106
Series A, 5.00%, 3/1/2022	185,000	188,689
Series A, 5.00%, 3/1/2025	365,000	421,608
Series A, 5.00%, 3/1/2027	800,000	980,380
Series A, 5.00%, 3/1/2029	720,000	900,491
Series A, 5.00%, 3/1/2030	695,000	833,066
Series A, 5.00%, 3/1/2031	100,000	117,547
Series A, 5.00%, 3/1/2032	850,000	1,076,119
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	100,000	101,770
5.00%, 2/15/2025 (b)	3,100,000	3,581,972
5.00%, 2/15/2031 (b)	500,000	608,110
5.00%, 2/15/2035 (b)	2,500,000	3,030,280
5.00%, 2/15/2042 (b)	315,000	378,483
Series A, 4.00%, 2/15/2033 (b)	700,000	789,335
Series A, 5.00%, 2/15/2027 (b)	555,000	659,405
Series A, 5.00%, 2/15/2030 (b)	395,000	465,940
Series A, 5.00%, 2/15/2031 (b)	445,000	524,710
Humble, TX, Independent School District, General Obligation Series A, 5.50%, 2/15/2025 (b)	110,000	128,819
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	173,088
Security Description	Principal Amount	Value
Hutto, TX, General Obligation 4.00%, 8/1/2043	$250,000	$277,995
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	186,498
Judson, TX, Independent School District, General Obligation 5.00%, 2/1/2025 (b)	225,000	259,068
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	211,225
5.00%, 2/15/2042 (b)	230,000	274,237
5.00%, 2/15/2043 (b)	1,285,000	1,569,533
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,405,914
Series D, 5.00%, 2/15/2025 (b)	405,000	467,230
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (b)	145,000	172,277
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	112,053
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	6,023,285
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2022 (b)	110,000	111,955
Leander, TX, Independent School District, General Obligation:
Series A, , 8/16/2044 (b)	100,000	45,486
Series A, 5.00%, 8/15/2026 (b)	640,000	750,565
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	107,358
5.00%, 8/15/2023 (b)	300,000	326,791
5.00%, 8/15/2024 (b)	135,000	153,001
5.00%, 8/15/2026 (b)	300,000	362,656
Series A, 4.00%, 8/15/2026 (b)	180,000	204,066
Series A, 4.00%, 8/15/2027 (b)	110,000	124,346
Series B, 5.00%, 8/15/2028	525,000	613,058
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	3,000,000	3,649,574

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	$400,000	$468,272
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	162,821
5.00%, 2/15/2025	2,575,000	2,965,987
5.00%, 2/15/2029	100,000	128,113
Montgomery Independent School District 5.00%, 2/15/2028 (b)	245,000	280,694
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	492,750
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	444,417
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	153,264
5.00%, 9/1/2027	200,000	234,296
Northside, TX, Independent School District, General Obligation:
2.38%, 8/15/2045 (b)	605,000	605,202
4.00%, 8/15/2034 (b)	750,000	911,205
Northwest, TX, Independent School District, General Obligation:
3.00%, 2/15/2046 (b)	2,250,000	2,415,714
5.00%, 2/15/2042 (b)	380,000	445,925
Series B, 5.00%, 2/15/2023 (b)	230,000	244,817
Series B, 5.00%, 2/15/2026 (b)	260,000	301,562
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (b)	1,190,000	1,413,858
Pecos Barstow Toyah Independent School District, General Obligation 4.00%, 2/15/2041 (b)	500,000	553,401
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (b)	200,000	238,004
Series A, 5.00%, 2/15/2029 (b)	500,000	592,634
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	180,888
Series A, 3.00%, 8/1/2033 (b)	500,000	562,074
Series A, 4.00%, 8/1/2032 (b)	500,000	604,283
Series A, 5.00%, 8/1/2031 (b)	610,000	787,170
Security Description	Principal Amount	Value
San Antonio Water System Revenue:
Series A, 4.00%, 5/15/2038	$2,000,000	$2,389,877
Series A, 4.00%, 5/15/2040	875,000	1,031,402
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	310,294
5.00%, 2/1/2025	125,000	143,902
5.00%, 2/1/2026	230,000	273,604
5.00%, 2/1/2027	375,000	451,625
5.00%, 2/1/2041	260,000	311,683
5.00%, 2/1/2042	260,000	311,402
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	925,000	1,065,390
5.00%, 8/1/2037	320,000	398,300
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (b)	500,000	589,032
5.00%, 2/15/2027 (b)	510,000	588,364
5.00%, 8/15/2029 (b)	5,000,000	6,345,508
5.00%, 8/15/2043 (b)	620,000	710,162
San Antonio, TX, Water System Revenue:
Series A, 2.63%, 5/1/2049 (a)	550,000	583,451
Series A, 5.00%, 5/15/2026	2,550,000	3,058,809
Series A, 5.00%, 5/15/2029	210,000	250,422
Series A, 5.00%, 5/15/2030	500,000	595,241
Series C, 4.00%, 5/15/2037	130,000	148,849
Series C, 5.00%, 5/15/2026	200,000	239,907
Series C, 5.00%, 5/15/2030	160,000	193,533
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	585,110
Series A, 4.00%, 2/15/2041	515,000	571,867
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	110,000	117,821
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	670,491
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045 (b)	2,195,000	2,598,690
Series B, 5.00%, 8/15/2037 (b)	880,000	1,076,133
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	208,297
5.00%, 8/15/2026 (b)	550,000	644,093

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tarrant, TX, County College District, General Obligation:
2.00%, 8/15/2036	$1,700,000	$1,715,401
5.00%, 8/15/2027	750,000	931,358
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	267,358
5.00%, 3/1/2025	250,000	289,141
Texas A&M University Revenue:
Series A, 3.00%, 5/15/2039	2,050,000	2,251,869
Series A, 3.00%, 5/15/2040	750,000	819,076
Series A, 3.00%, 5/15/2041	1,600,000	1,742,103
Texas Public Finance Authority Revenue:
4.00%, 2/1/2035	1,800,000	2,126,780
4.00%, 2/1/2039	2,000,000	2,340,191
Texas Water Development Board Revenue:
3.00%, 10/15/2033	1,310,000	1,473,570
3.00%, 10/15/2039	775,000	853,844
4.00%, 8/1/2038	515,000	619,096
Texas, State A&M University Revenue:
Series A, 3.00%, 5/15/2038	2,655,000	2,934,759
Series C, 5.00%, 5/15/2025	220,000	256,238
Series E, 5.00%, 5/15/2027	160,000	197,327
Texas, State General Obligation:
5.00%, 4/1/2026	310,000	346,169
5.00%, 4/1/2028	160,000	178,738
Series A, 4.00%, 10/1/2033	130,000	150,478
Series A, 5.00%, 4/1/2023	375,000	401,912
Series A, 5.00%, 10/1/2024	165,000	187,973
Series A, 5.00%, 4/1/2025	160,000	185,462
Series A, 5.00%, 4/1/2026	100,000	119,665
Series A, 5.00%, 10/1/2026	400,000	464,262
Series A, 5.00%, 10/1/2027	280,000	329,848
Series A, 5.00%, 10/1/2028	445,000	505,100
Series A, 5.00%, 4/1/2029	100,000	118,930
Series A, 5.00%, 10/1/2030	105,000	129,901
Series A, 5.00%, 10/1/2032	200,000	246,589
Series A, 5.00%, 4/1/2033	1,025,000	1,216,032
Series A, 5.00%, 4/1/2044	500,000	588,101
Series B, 5.00%, 10/1/2029	100,000	124,350
Series B, 5.00%, 10/1/2033	360,000	443,026
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	262,870
5.00%, 10/1/2024	265,000	301,981
Series A, 5.00%, 10/1/2024	545,000	621,056
Series A, 5.00%, 10/1/2025	635,000	748,325
Series A, 5.00%, 10/1/2026	275,000	334,109
Series A, 5.00%, 4/1/2033	260,000	290,450
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	255,424
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2023	$200,000	$213,901
Series A, 5.00%, 3/15/2025	880,000	1,016,844
Series A, 5.00%, 3/15/2026	735,000	865,178
Series A, 5.00%, 3/15/2028	1,245,000	1,522,608
Series A, 5.00%, 3/15/2029	140,000	170,236
Series A, 5.00%, 3/15/2030	2,335,000	2,824,150
Series A, 5.00%, 3/15/2031	3,395,000	4,103,050
Series A, 5.00%, 3/15/2033	500,000	601,436
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	895,730
3.00%, 10/15/2035	2,650,000	2,953,488
3.00%, 10/15/2038	3,075,000	3,399,840
3.00%, 10/15/2039	600,000	658,522
3.00%, 10/15/2040	5,670,000	6,232,328
4.00%, 10/15/2031	640,000	740,575
4.00%, 8/1/2035	965,000	1,174,683
4.00%, 8/1/2036	150,000	173,849
4.00%, 10/15/2036	4,425,000	5,149,944
4.00%, 10/15/2043	1,225,000	1,423,628
4.00%, 10/15/2044	2,135,000	2,506,240
4.00%, 10/15/2045	500,000	590,361
5.00%, 4/15/2024	220,000	246,105
5.00%, 4/15/2026	135,000	161,668
5.00%, 4/15/2027	90,000	109,067
5.00%, 4/15/2029	840,000	1,052,414
5.00%, 4/15/2031	770,000	995,019
5.00%, 8/1/2033	3,000,000	3,832,389
5.00%, 10/15/2041	3,320,000	3,990,545
5.00%, 10/15/2043	5,205,000	6,393,763
Series A, 4.00%, 10/15/2037	180,000	209,862
Series A, 4.00%, 10/15/2040	115,000	128,323
Series A, 4.00%, 10/15/2052	125,000	142,545
Series A, 5.00%, 4/15/2026	135,000	159,886
Series A, 5.00%, 4/15/2027	120,000	147,820
Series A, 5.00%, 10/15/2029	645,000	759,928
Series A, 5.00%, 10/15/2031	575,000	676,447
Series A, 5.00%, 10/15/2040	600,000	701,932
Series B, 5.00%, 10/15/2038	2,020,000	2,531,197
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	115,000	132,754
Travis County of TX General Obligation Series A, 5.00%, 3/1/2027	600,000	716,449
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	128,120
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	333,745
5.00%, 8/1/2025	335,000	392,242
5.00%, 8/1/2028	845,000	1,069,127
5.00%, 8/1/2029	4,115,000	5,102,649

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2030	$100,000	$123,568
5.00%, 8/1/2037	595,000	726,007
University of Houston, Revenue:
Series A, 3.00%, 2/15/2039	500,000	542,918
Series A, 3.00%, 2/15/2044	5,530,000	5,933,327
Series A, 4.00%, 2/15/2025	265,000	296,494
Series A, 5.00%, 2/15/2025	380,000	437,837
Series A, 5.00%, 2/15/2029	500,000	639,341
Series A, 5.00%, 2/15/2030	175,000	205,500
Series C, 4.00%, 2/15/2039	1,025,000	1,134,866
Series C, 5.00%, 2/15/2027	900,000	1,065,875
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	231,521
Series A, 5.00%, 4/15/2027	1,250,000	1,532,183
Series A, 5.00%, 4/15/2029	285,000	345,936
Series A, 5.00%, 4/15/2030	120,000	145,376
Series A, 5.00%, 4/15/2031	115,000	139,236
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	139,588
Series A, 5.00%, 7/1/2032	120,000	139,201
Series A, 5.25%, 7/1/2029	85,000	99,660
Series A, 5.50%, 7/1/2025	180,000	213,887
Series A, 5.50%, 7/1/2026	125,000	148,021
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	409,752
Series B, 4.00%, 7/1/2034	300,000	338,078
Series B, 5.00%, 7/1/2024	175,000	197,398
Series B, 5.00%, 7/1/2027	60,000	67,503
University of Texas, Revenue:
Series A, 5.00%, 8/15/2030	805,000	1,060,757
Series A, 5.00%, 8/15/2040	1,825,000	2,594,742
Series B, 4.00%, 8/15/2036	350,000	395,147
Series B, 5.00%, 8/15/2027	405,000	458,009
Series B, 5.00%, 8/15/2029	535,000	691,673
Series C, 3.00%, 8/15/2035	470,000	477,745
Series C, 5.00%, 8/15/2031	1,665,000	2,237,915
Series E, 5.00%, 8/15/2026	140,000	169,090
Series E, 5.00%, 8/15/2027	100,000	123,922
Series H, 5.00%, 8/15/2022	820,000	854,456
Series J, 5.00%, 8/15/2024	315,000	357,002
Series J, 5.00%, 8/15/2025	260,000	305,135
Series J, 5.00%, 8/15/2026	200,000	241,557
Series J, 5.00%, 8/15/2027	425,000	512,404
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	209,126
5.00%, 7/15/2026	280,000	335,031
5.00%, 7/15/2028	505,000	606,672
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	154,200
5.00%, 2/1/2024	125,000	138,625
Security Description	Principal Amount	Value
Waller, TX, Consolidated Independent School District, General Obligation:
3.00%, 2/15/2039 (b)	$4,000,000	$4,388,819
4.00%, 2/15/2044 (b)	2,000,000	2,349,258
Williamson, TX, General Obligation 5.00%, 2/15/2030	605,000	772,614
		395,455,269
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	111,496
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	611,621
Series B, 5.00%, 10/1/2027	145,000	180,351
University of Texas, Revenue Series A, 5.00%, 8/1/2044	1,785,000	2,207,535
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,898,241
Series B-1, 5.00%, 8/1/2023	170,000	184,740
Series B-1, 5.00%, 8/1/2028	600,000	741,460
Utah, State General Obligation:
5.00%, 7/1/2023	425,000	460,513
5.00%, 7/1/2026	3,080,000	3,721,336
5.00%, 7/1/2027	360,000	439,813
5.00%, 7/1/2028	925,000	1,177,844
5.00%, 7/1/2029	1,655,000	2,125,901
5.00%, 7/1/2031	655,000	837,125
Series B, 5.00%, 7/1/2023	600,000	650,136
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,974,758
Series A, 5.00%, 6/15/2028	160,000	185,723
		18,508,593
VIRGINIA — 2.3%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	620,361
Arlington County, VA, General Obligation:
4.00%, 6/15/2033	700,000	846,620
5.00%, 8/15/2032	4,690,000	5,931,008
Chesterfield County, Economic Development Authority Revenue Series F, 2.00%, 4/1/2041	525,000	501,111
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2036	305,000	349,410
Series A, 5.00%, 10/1/2025	185,000	210,936
Series A, 5.00%, 10/1/2028	500,000	641,191
Series A, 5.00%, 10/1/2031	1,410,000	1,852,794

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2033	$750,000	$979,296
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	635,005
5.00%, 4/1/2041	675,000	810,896
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,223,084
Series A, 5.00%, 7/1/2036	1,000,000	1,215,197
Series A, 5.00%, 7/1/2038	650,000	786,725
Series A, 5.00%, 7/1/2042	2,495,000	2,997,223
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	334,565
University of Virginia, Revenue Series A, 5.00%, 4/1/2042	500,000	601,033
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,664,350
3.00%, 5/15/2041	300,000	317,908
3.25%, 5/15/2043	1,100,000	1,211,664
4.00%, 5/15/2038	3,680,000	4,210,598
5.00%, 3/15/2022	150,000	153,268
5.00%, 9/15/2022	500,000	522,968
5.00%, 9/15/2023	1,800,000	1,967,404
5.00%, 9/15/2028	250,000	303,070
5.00%, 3/15/2029	1,300,000	1,615,195
5.00%, 3/15/2032	130,000	160,260
Series A, 5.00%, 5/15/2022	500,000	514,935
Series A, 5.00%, 5/15/2029	4,695,000	5,858,492
Series A, 5.00%, 5/15/2031	1,260,000	1,562,326
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	3,865,847
3.00%, 2/1/2038	3,000,000	3,293,853
3.00%, 2/1/2040	1,810,000	1,975,356
4.00%, 2/1/2038	2,660,000	3,155,400
4.00%, 2/1/2040	680,000	802,951
5.00%, 2/1/2024	320,000	355,355
5.00%, 2/1/2025	155,000	178,636
5.00%, 2/1/2029	3,870,000	4,976,053
5.00%, 2/1/2031	5,900,000	7,448,912
Series A, 3.00%, 2/1/2039	1,280,000	1,392,687
Series A, 5.00%, 2/1/2022	110,000	111,744
Series A, 5.00%, 2/1/2023	150,000	159,579
Series A, 5.00%, 2/1/2027	500,000	612,551
Series A, 5.00%, 9/1/2028	60,000	72,394
Series B, 5.00%, 2/1/2022	100,000	101,585
Series D, 5.00%, 2/1/2023	250,000	265,965
Series D, 5.00%, 2/1/2024	210,000	233,202
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	732,672
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2026	$900,000	$1,084,689
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	227,057
Series A, 4.00%, 8/1/2034	820,000	983,551
Series A, 4.00%, 8/1/2035	260,000	311,070
Series A, 4.00%, 8/1/2038	750,000	904,342
Series A, 4.00%, 8/1/2040	810,000	971,242
Series A, 5.00%, 8/1/2025	100,000	117,295
Series A, 5.00%, 8/1/2028	2,000,000	2,545,623
Series A, 5.00%, 8/1/2029	150,000	185,231
Series A, 5.00%, 8/1/2031	1,420,000	1,836,122
Series A-2, 4.00%, 8/1/2039	2,000,000	2,417,448
Series B, 5.00%, 8/1/2022	150,000	156,009
Series B, 5.00%, 8/1/2027	2,500,000	3,103,133
Series B, 5.00%, 8/1/2028	755,000	960,973
Series B, 5.00%, 8/1/2030	1,500,000	1,988,485
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	204,830
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2027	515,000	607,806
5.00%, 11/1/2045	160,000	187,486
Series B, 5.00%, 11/1/2023	20,000	20,073
		89,146,100
WASHINGTON — 4.1%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	585,553
3.00%, 12/1/2038	615,000	684,117
3.00%, 12/1/2040	1,345,000	1,488,497
5.00%, 12/1/2028	500,000	628,247
5.00%, 12/1/2029	150,000	187,845
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	185,000	218,274
Series S-1, 5.00%, 11/1/2027	85,000	100,213
Series S-1, 5.00%, 11/1/2030	385,000	452,201
Series S-1, 5.00%, 11/1/2035	440,000	524,385
City of Tacoma WA Electric System Revenue 5.00%, 1/1/2046	1,800,000	2,305,559
Clark County School District No 114 Evergreen, General Obligation 5.00%, 12/1/2031	3,700,000	4,841,933
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	3,000,000	3,578,911
5.00%, 7/1/2023	5,000,000	5,415,968
5.00%, 7/1/2025	180,000	210,623
5.00%, 7/1/2026	535,000	623,629

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2028	$145,000	$183,656
5.00%, 7/1/2030	625,000	825,416
5.00%, 7/1/2035	3,575,000	4,649,293
5.00%, 7/1/2038	1,200,000	1,509,738
5.00%, 7/1/2039	1,875,000	2,411,497
Series A, 5.00%, 7/1/2023	4,050,000	4,386,934
Series A, 5.00%, 7/1/2025	205,000	239,877
Series A, 5.00%, 7/1/2027	1,165,000	1,397,937
Series A, 5.00%, 7/1/2028	1,160,000	1,312,144
Series A, 5.00%, 7/1/2033	545,000	664,617
Series A, 5.00%, 7/1/2036	1,370,000	1,731,963
Series C, 5.00%, 7/1/2027	125,000	140,449
Series C, 5.00%, 7/1/2030	290,000	366,821
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	210,697
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	542,033
Grant County, Public Utility District No 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (a)	500,000	515,585
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,697,814
5.00%, 12/1/2036	3,000,000	3,691,034
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	505,972
4.00%, 12/1/2035	1,300,000	1,493,192
5.00%, 12/1/2027	700,000	854,060
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	159,055
5.00%, 12/1/2029	300,000	364,156
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	846,379
5.00%, 12/1/2028	100,000	121,895
5.00%, 12/1/2031	100,000	123,959
5.00%, 12/1/2032	300,000	371,006
King County, School District No. 414, Lake Washington, General Obligation:
3.00%, 12/1/2027	2,825,000	3,202,805
4.00%, 12/1/2026	110,000	126,970
4.00%, 12/1/2030	2,500,000	2,843,713
5.00%, 12/1/2030	2,665,000	3,257,739
5.00%, 12/1/2031	2,035,000	2,477,812
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	195,261
5.00%, 7/1/2027	160,000	183,525
Security Description	Principal Amount	Value
5.00%, 7/1/2029	$560,000	$640,777
5.00%, 7/1/2031	225,000	257,455
Series E, 5.00%, 12/1/2028	225,000	266,269
Series E, 5.00%, 12/1/2029	305,000	360,804
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	239,240
Series A, 4.00%, 7/1/2035	1,765,000	1,982,340
Series B, 5.00%, 7/1/2027	125,000	140,413
Series B, 5.00%, 7/1/2041	100,000	117,739
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	141,901
5.00%, 12/1/2034	100,000	114,558
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	605,096
5.00%, 12/1/2031	4,750,000	6,078,472
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	230,158
4.00%, 4/1/2041	200,000	224,505
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	112,403
5.00%, 1/1/2038	2,040,000	2,433,638
Series A, 5.00%, 6/1/2023	100,000	107,981
Series A, 5.00%, 6/1/2024	225,000	253,228
Series A, 5.00%, 12/1/2027	6,000,000	7,514,541
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	112,174
5.00%, 8/1/2030	200,000	242,019
State of Washington, General Obligation:
Series A, 5.00%, 8/1/2039	2,525,000	3,227,538
Series A, 5.00%, 8/1/2040	855,000	1,113,346
Series C, 5.00%, 2/1/2023	500,000	532,068
Series C, 5.00%, 2/1/2042	720,000	922,059
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	746,172
Series A, 5.00%, 12/1/2031	295,000	356,756
Series A, 5.00%, 12/1/2032	360,000	434,959
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	340,591
Series A, 5.00%, 4/1/2046	1,800,000	2,306,360
Series C, 5.00%, 4/1/2032	1,750,000	2,277,934
Series C, 5.00%, 4/1/2034	745,000	962,845
Washington, State General Obligation:
5.00%, 6/1/2022	800,000	825,671
5.00%, 8/1/2023	100,000	108,786
5.00%, 6/1/2029	650,000	840,177

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2033	$255,000	$312,989
5.00%, 6/1/2034	1,840,000	2,374,481
5.00%, 8/1/2034	1,000,000	1,225,800
5.00%, 6/1/2035	925,000	1,191,036
Series 2016A, 5.00%, 7/1/2024	165,000	186,263
Series 2017-A, 5.00%, 8/1/2030	500,000	601,903
Series 2017-A, 5.00%, 8/1/2040	2,410,000	2,863,319
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,203,663
Series 2020A, 5.00%, 8/1/2044	725,000	903,398
Series A, 5.00%, 8/1/2027	225,000	261,050
Series A, 5.00%, 8/1/2031	330,000	397,082
Series A, 5.00%, 8/1/2034	300,000	359,721
Series A, 5.00%, 8/1/2035	1,245,000	1,501,775
Series A, 5.00%, 8/1/2037	310,000	379,236
Series A, 5.00%, 8/1/2041	1,645,000	2,001,771
Series A, 5.00%, 8/1/2044	5,000,000	6,315,604
Series A-1, 5.00%, 8/1/2033	120,000	139,957
Series A-1, 5.00%, 8/1/2034	300,000	349,522
Series A-1, 5.00%, 8/1/2036	550,000	639,202
Series A-1, 5.00%, 8/1/2040	300,000	346,931
Series B, 4.00%, 8/1/2026	675,000	783,735
Series B, 5.00%, 7/1/2024	115,000	129,820
Series B, 5.00%, 2/1/2029	135,000	155,054
Series B, 5.00%, 7/1/2029	530,000	625,672
Series B, 5.00%, 7/1/2031	355,000	418,756
Series B, 5.00%, 7/1/2033	285,000	335,792
Series C, 5.00%, 2/1/2023	100,000	106,414
Series C, 5.00%, 2/1/2030	4,000,000	5,240,808
Series C, 5.00%, 2/1/2032	105,000	124,165
Series C, 5.00%, 2/1/2035	450,000	514,758
Series C, 5.00%, 2/1/2036	1,500,000	1,909,618
Series C, 5.00%, 2/1/2042	500,000	606,618
Series D, 5.00%, 2/1/2029	250,000	295,983
Series D, 5.00%, 2/1/2037	100,000	117,412
Series D, 5.00%, 2/1/2040	620,000	744,545
Series D, 5.00%, 2/1/2041	850,000	1,019,000
Series D, 5.00%, 2/1/2042	1,500,000	1,795,019
Series R, 5.00%, 7/1/2026	120,000	137,770
Series R-2015, 4.00%, 7/1/2026	450,000	492,983
Series R-2015E, 5.00%, 7/1/2024	175,000	197,552
Series R-2015E, 5.00%, 7/1/2025	315,000	361,866
Series R-2015E, 5.00%, 7/1/2026	65,000	74,625
Series R-2017A, 5.00%, 8/1/2022	255,000	265,128
Series R-2017A, 5.00%, 8/1/2023	100,000	108,786
Security Description	Principal Amount	Value
Series R-2017A, 5.00%, 8/1/2027	$500,000	$604,283
Series R-2017C, 5.00%, 8/1/2022	460,000	478,466
Series R-2017C, 5.00%, 8/1/2024	350,000	396,394
Series R-2017C, 5.00%, 8/1/2025	135,000	158,292
Series R-2018D, 5.00%, 8/1/2027	500,000	619,339
Series R-2018D, 5.00%, 8/1/2029	290,000	357,557
Series R-2020C, 5.00%, 7/1/2025	610,000	713,283
Series R-2021C, 4.00%, 8/1/2036	4,060,000	4,955,598
Series R-H, 5.00%, 7/1/2026	110,000	126,289
		155,148,015
WEST VIRGINIA — 0.4%
State of West Virginia, General Obligation 5.00%, 12/1/2040	1,650,000	2,065,648
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,436,821
West Virginia, State General Obligation:
5.00%, 12/1/2035	525,000	665,415
5.00%, 6/1/2044	500,000	621,387
Series A, 5.00%, 6/1/2024	140,000	157,444
Series A, 5.00%, 6/1/2025	230,000	268,197
Series A, 5.00%, 6/1/2026	130,000	156,478
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	867,440
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	549,053
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,240,919
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	927,253
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,709,011
		13,665,066
WISCONSIN — 1.5%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	3,356,830
City of Madison WI, General Obligation Series A, 2.50%, 10/1/2025 (c)	2,000,000	2,157,612
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	118,297
Series A, 4.00%, 10/1/2025	690,000	785,893

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	$500,000	$527,938
Series N2, 4.00%, 3/1/2022	200,000	203,089
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	138,955
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,088,453
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	352,322
State of Wisconsin, General Obligation:
Series A, 5.00%, 5/1/2027	1,245,000	1,535,452
Series B, 5.00%, 5/1/2034	850,000	1,081,203
Wisconsin Department of Transportation, Revenue Series A, 3.00%, 7/1/2040	675,000	744,555
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	2,000,000	2,459,194
Series B, 5.00%, 5/1/2031	105,000	124,969
Series B, 5.00%, 5/1/2032	550,000	654,599
Series B, 5.00%, 5/1/2033	115,000	136,871
Series B, 5.00%, 5/1/2034	275,000	326,617
Series B, 5.00%, 5/1/2035	350,000	415,175
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	231,478
Series 1, 5.00%, 7/1/2026	1,270,000	1,534,447
Series A, 3.00%, 7/1/2041	805,000	884,117
Series A, 4.00%, 7/1/2038	750,000	900,257
Series A, 4.00%, 7/1/2039	910,000	1,089,484
Series A, 5.00%, 7/1/2031	320,000	360,674
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	163,362
Series A, 5.00%, 6/1/2027	330,000	385,067
Series A, 5.00%, 6/1/2032	910,000	1,058,241
Series A, 5.00%, 6/1/2034	965,000	1,120,292
Series A, 5.00%, 6/1/2036	500,000	637,425
Series A, 5.00%, 6/1/2037	750,000	953,622
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	98,905
5.00%, 5/1/2027	135,000	156,457
5.00%, 11/1/2028	205,000	251,562
5.00%, 5/1/2029	160,000	185,307
Series 1, 5.00%, 5/1/2024	110,000	118,309
Series 1, 5.00%, 11/1/2027	775,000	898,178
Series 1, 5.00%, 5/1/2030	2,000,000	2,635,009
Series 2, 5.00%, 11/1/2022	500,000	526,087
Series 2, 5.00%, 11/1/2024	1,145,000	1,309,497
Series 2, 5.00%, 11/1/2025	1,410,000	1,668,611
Series 2, 5.00%, 11/1/2027	1,780,000	2,186,620
Series 3, 5.00%, 11/1/2023	180,000	189,311
Series 3, 5.00%, 11/1/2027	660,000	811,984
Security Description	Principal Amount	Value
Series 3, 5.00%, 11/1/2028	$3,650,000	$4,479,024
Series 3, 5.00%, 11/1/2031	530,000	644,756
Series 4, 5.00%, 5/1/2025	375,000	428,502
Series A, 5.00%, 5/1/2026	355,000	397,159
Series A, 5.00%, 5/1/2027	1,045,000	1,202,734
Series A, 5.00%, 5/1/2028	920,000	989,344
Series A, 5.00%, 5/1/2035	130,000	150,111
Series B, 4.00%, 5/1/2023	355,000	376,352
Series B, 4.00%, 5/1/2029	2,180,000	2,559,697
Series B, 5.00%, 5/1/2022	500,000	514,023
Series B, 5.00%, 5/1/2030	4,010,000	4,645,798
Series B, 5.00%, 5/1/2031	2,000,000	2,317,106
Series D, 4.00%, 5/1/2029	105,000	114,138
Series D, 5.00%, 5/1/2032	120,000	134,357
		55,515,428
WYOMING — 0.0% *
Wyoming Community Development Authority, Revenue Series 2, 2.10%, 12/1/2035	500,000	497,754
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,612,361,071)		3,751,024,356
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $10,366,175)	10,366,175	10,366,175
TOTAL INVESTMENTS — 99.0% (Cost $3,622,727,246)		3,761,390,531
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		36,214,001
NET ASSETS — 100.0%		$3,797,604,532
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.4%
Assured Guaranty Municipal Corp.	0.2%
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
*	Amount shown represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

ETM	Escrowed to Maturity
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,751,024,356	$—	$3,751,024,356
Short-Term Investment	10,366,175	—	—	10,366,175
TOTAL INVESTMENTS	$10,366,175	$3,751,024,356	$—	$3,761,390,531
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,638,640	$10,638,640	$67,262,807	$67,535,272	$—	$—	10,366,175	$10,366,175	$494
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.8%
ALABAMA — 1.5%
Alabama, ST, Industrial Development Authority Revenue AMT 6.45%, 12/1/2023	$695,000	$695,890
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,710,830
Health Care Authority of the City of Huntsville Series B1, 4.00%, 6/1/2039	500,000	581,907
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
5.75%, 10/1/2049	2,615,000	3,101,505
AMT, VRN 6.38%, 11/1/2050 (a)	1,000,000	1,265,041
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	112,339
Series A, 3.00%, 2/1/2030	200,000	213,454
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	602,944
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (b)	240,000	265,477
Series D, 6.00%, 10/1/2042	3,210,000	3,678,975
Series D, 6.50%, 10/1/2053	2,010,000	2,322,329
Series F, Zero Coupon, 10/1/2050	5,500,000	5,652,044
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,744,884
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,858,000	1,996,005
Series A, 5.25%, 5/1/2044 (c)	2,420,000	2,798,869
		26,742,493
ALASKA — 0.0% (d)
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	139,258
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	634,967
		774,225
Security Description	Principal Amount	Value
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	$1,000,000	$1,165,743
ARIZONA — 1.7%
Arizona Industrial Development Authority Revenue:
4.00%, 12/15/2041 (c)	105,000	114,249
4.00%, 12/15/2051 (c)	165,000	177,030
4.75%, 7/1/2029 (c)	165,000	178,020
5.00%, 6/1/2031 (c)	335,000	393,570
5.00%, 7/1/2039 (c)	365,000	423,280
5.00%, 7/1/2054 (c)	500,000	554,504
Series A, 3.63%, 5/20/2033	967,881	1,080,757
Series A, 4.00%, 7/15/2030 (c)	145,000	159,079
Series A, 4.50%, 1/1/2049	655,000	653,274
Series A, 5.00%, 7/1/2049 (c)	500,000	527,597
Series A, 5.00%, 7/15/2049 (c)	500,000	560,863
Series A, 5.00%, 7/1/2054 (c)	500,000	526,922
Series A, 5.25%, 7/1/2047 (c)	240,000	245,892
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,138,816
Series B, 5.00%, 3/1/2037 (c)	75,000	85,769
Series B, 5.00%, 3/1/2042 (c)	70,000	79,223
Series B, 5.00%, 1/1/2049	860,000	814,119
Series D, 5.00%, 7/1/2051 (c)	185,000	212,142
Series G, 5.00%, 7/1/2047 (c)	100,000	114,964
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,185,999
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,139,153
5.00%, 5/15/2056	500,000	562,814
5.25%, 11/15/2046	1,010,000	1,028,049
Series A, 5.00%, 11/15/2042	750,000	864,035
Maricopa County Pollution Control Corp. Series A, 3.60%, 2/1/2040	600,000	654,697
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	683,284
6.00%, 7/1/2052 (c)	1,000,000	1,184,507
Series A, 5.00%, 9/1/2033	675,000	884,459
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	32,911
5.00%, 7/1/2035 (c)	1,325,000	1,438,124

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (c)	$100,000	$106,909
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (c)	1,250,000	1,263,862
5.25%, 7/1/2036	315,000	344,100
6.75%, 2/1/2050 (c)	310,000	351,646
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	655,000	670,229
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2037	1,000,000	1,375,955
5.25%, 12/1/2027	265,000	326,539
5.25%, 12/1/2028	105,000	132,095
Tempe, AZ, Industrial Development Authority Revenue:
4.00%, 12/1/2038 (e)	1,260,000	1,391,596
4.00%, 12/1/2046 (e)	1,005,000	1,086,917
4.00%, 12/1/2056 (e)	2,135,000	2,274,393
Series A, 6.13%, 10/1/2052 (c)	500,000	548,024
Series B, 4.00%, 10/1/2023 (c)	25,000	25,009
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,653,834
		30,249,210
ARKANSAS — 0.3%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (c)	4,830,000	5,295,155
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	105,933
		5,401,088
CALIFORNIA — 12.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (b)	175,000	185,781
Series B, 5.00%, 10/1/2037	500,000	584,426
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (b)	915,000	810,665
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	750,000	832,959
Series A, 5.00%, 3/1/2041	665,000	726,682
Security Description	Principal Amount	Value
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	$145,000	$154,498
California Community Housing Agency, Workforce Housing Revenue:
3.00%, 8/1/2056 (c)	915,000	911,031
3.00%, 2/1/2057 (c)	2,500,000	2,344,175
4.00%, 8/1/2046 (c)	145,000	155,721
4.00%, 8/1/2051 (c)	2,500,000	2,611,730
4.00%, 2/1/2056 (c)	2,905,000	3,105,253
Series A, 4.00%, 2/1/2056 (c)	1,915,000	2,041,898
Series A, 5.00%, 4/1/2049 (c)	905,000	1,005,110
Series A, 5.00%, 2/1/2050 (c)	8,415,000	9,435,550
Series A, 5.00%, 8/1/2050 (c)	1,000,000	1,133,285
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	4,537,360
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,800,029
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, 4.00%, 6/1/2049	1,000,000	1,158,661
Series B-1, 5.00%, 6/1/2049	210,000	256,724
Series B-2, Zero Coupon, 6/1/2055	3,020,000	604,611
Series C, Zero Coupon, 6/1/2057	5,000,000	662,634
California Statewide Communities Development Authority Revenue:
Series B, 5.00%, 7/1/2032	195,000	218,191
Series C, 4.00%, 9/2/2050	1,000,000	1,118,848
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	374,814
Series A, 4.00%, 8/15/2049	475,000	526,384
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,960,000	7,870,317
4.00%, 5/15/2041 (b)	355,000	416,109
4.00%, 5/15/2046 (b)	1,000,000	1,156,354
5.00%, 6/30/2027	205,000	249,516
5.00%, 6/30/2028	100,000	124,137
5.00%, 12/31/2031	1,000,000	1,221,754
AMT 5.00%, 12/31/2043	500,000	599,125
5.00%, 7/1/2046 (c)	500,000	558,631
AMT 5.00%, 12/31/2047	600,000	714,990
AMT 5.00%, 6/1/2048	600,000	713,303
5.25%, 1/1/2045	1,000,000	975,552
Series A, 5.00%, 7/1/2034	280,000	336,002
Series A, 5.00%, 10/1/2039 (c)	150,000	163,845
Series A, 5.00%, 7/1/2047	185,000	218,360
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,442,727
Series A, 5.25%, 11/1/2041	1,000,000	1,161,815

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	$1,000,000	$1,196,332
5.00%, 5/15/2051	1,165,000	1,396,510
5.00%, 5/15/2052	500,000	596,942
California, Pollution Control Financing Authority Revenue:
AMT 4.30%, 7/1/2040	665,000	750,884
AMT 5.00%, 11/21/2045 (c)	500,000	522,789
California, Public Finance Authority Revenue 5.00%, 11/15/2051 (c)	600,000	685,432
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	662,241
5.00%, 6/1/2054 (c)	250,000	279,003
5.00%, 11/15/2056 (c)	415,000	472,808
Series A, 5.00%, 7/1/2047 (c)	250,000	275,903
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	145,917
4.25%, 1/1/2043	480,000	536,897
5.00%, 1/1/2031	700,000	850,663
5.00%, 1/1/2032	1,125,000	1,362,891
5.00%, 5/15/2033	240,000	281,284
5.00%, 9/2/2040	425,000	516,405
5.25%, 12/1/2034	1,940,000	2,197,555
5.25%, 12/1/2038 (c)	1,475,000	1,738,044
5.25%, 7/1/2039 (c)	2,000,000	2,176,016
5.25%, 12/1/2043 (c)	875,000	1,021,356
5.25%, 12/1/2044	4,045,000	4,569,115
5.25%, 12/1/2048 (c)	705,000	818,033
5.50%, 12/1/2054	2,500,000	2,832,747
Series A, 3.00%, 8/15/2036	205,000	217,206
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,598,319
Series A, 5.00%, 12/1/2028 (c)	100,000	115,189
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,146,502
Series A, 5.00%, 9/2/2039	945,000	1,130,409
Series A, 5.00%, 12/1/2046 (c)	2,080,000	2,305,554
Series A, 5.25%, 11/1/2044 (c)	300,000	320,864
Series A, 5.25%, 12/1/2056 (c)	2,825,000	3,145,733
Series A, 5.50%, 7/1/2039	153,738	147,589
Series A, 5.75%, 7/1/2030	312,436	299,939
Series A, 5.75%, 7/1/2035	33,062	31,740
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055 (c)	15,750,000	1,095,194
Security Description	Principal Amount	Value
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (b)	$400,000	$314,289
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	104,297
City of Sacramento CA Transient Occupancy Tax Revenue Series A, 5.00%, 6/1/2035	670,000	805,687
CMFA Special Finance Agency VIII Revenue:
3.00%, 8/1/2056 (c)	4,500,000	4,239,450
4.00%, 8/1/2047 (c)	2,335,000	2,438,186
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	1,000,000	1,065,892
CSCDA Community Improvement Authority Revenue:
2.80%, 3/1/2047 (c)	400,000	381,036
3.00%, 12/1/2056 (c)	6,400,000	6,019,899
3.00%, 3/1/2057 (c)	245,000	230,386
3.50%, 10/1/2046 (c)	1,655,000	1,687,219
4.00%, 4/1/2056 (c)	5,130,000	5,365,179
4.00%, 7/1/2056 (c)	6,500,000	6,831,867
4.00%, 8/1/2056 (c)	995,000	1,052,121
Series A, 5.00%, 7/1/2051 (c)	280,000	319,617
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,821,031
Series A-1-SOCIAL, 3.10%, 7/1/2045 (c)	5,000,000	4,804,200
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	2,141,920
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,576,960
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	1,206,886
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	1,292,570
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	205,304
Dubline, CA, Special Tax Revenue:
4.00%, 9/1/2045	240,000	268,127
4.00%, 9/1/2051	335,000	372,832
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	911,754
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,442,843

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	$1,490,000	$1,699,540
Series A, 5.00%, 1/15/2042 (b)	430,000	468,596
Series B1, 3.95%, 1/15/2053	1,130,000	1,232,732
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,843,540
Series A-1, 5.00%, 6/1/2031	3,000,000	3,670,830
Series A-1, 5.00%, 6/1/2047	5,770,000	5,930,924
Series A-1, 5.25%, 6/1/2047	5,840,000	6,014,493
Series A-2, 5.00%, 6/1/2047	5,100,000	5,242,231
Series A-2, 5.30%, 6/1/2037	2,100,000	2,159,767
Series B, Zero Coupon, 6/1/2047	40,905,000	9,294,360
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	3,500,000	1,346,991
Zero Coupon, 6/1/2057	30,000,000	2,580,054
Zero Coupon, 6/1/2057 (c)	20,000,000	1,115,510
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,078,723
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,032,147
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	126,386
Series A, 5.00%, 11/15/2035	525,000	715,100
Series A, 5.50%, 11/15/2030	270,000	357,347
Series A, 5.50%, 11/15/2037	550,000	798,997
Series C, 5.50%, 8/1/2031 (b)	345,000	465,615
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	567,533
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,213,767
Series B, 6.50%, 11/1/2039	950,000	1,487,843
Series B, 7.00%, 11/1/2034	400,000	602,603
Series C, 6.13%, 11/1/2029	295,000	365,977
Series C, 6.50%, 11/1/2039	2,000,000	3,132,302
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	605,867
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (b)	100,000	122,709
Series A, 5.00%, 8/1/2033	65,000	75,462
Security Description	Principal Amount	Value
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	$500,000	$592,989
Series A, 5.00%, 8/15/2046	550,000	624,525
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	581,789
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,056,159
River Islands Public Financing Authority, Special Tax Revenue 4.00%, 9/1/2051	1,080,000	1,181,656
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	675,999
5.25%, 11/1/2040	100,000	117,224
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	520,099
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	1,070,000	1,238,387
5.00%, 9/1/2044	255,000	277,437
5.00%, 9/1/2047 (c)	1,000,000	1,156,074
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,134,418
5.00%, 9/1/2045	100,000	113,753
5.00%, 9/1/2046	825,000	937,764
Series B, AMT 5.00%, 12/1/2029	975,000	1,215,985
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	290,836
Series B, AMT 5.00%, 7/1/2042	190,000	226,124
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
5.00%, 5/1/2049	700,000	859,432
Series B, 5.00%, 5/1/2047	120,000	143,868
Series E, 5.00%, 5/1/2045	600,000	729,666
Series H, 5.00%, 5/1/2028	500,000	622,889
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	558,248
Series B, 5.25%, 1/15/2049	400,000	444,119
Seminole County, FL, Industrial Development Authority Revenue Series A, AMT 5.00%, 3/1/2032	500,000	647,342

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	$5,250,000	$611,853
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,063,682
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	83,662
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	110,730
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
4.00%, 6/1/2049	1,315,000	1,517,375
Series A, 4.00%, 6/1/2049	3,000,000	3,495,592
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,950,000	1,264,693
5.00%, 6/1/2035	500,000	636,172
5.00%, 6/1/2048	390,000	474,057
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	117,842
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	435,000	459,731
		224,689,231
COLORADO — 2.5%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,628,435
Centerra Metropolitan District No 1:
5.00%, 12/1/2029 (c)	1,000,000	1,057,073
Series A, 5.00%, 12/1/2051	650,000	709,065
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,778,006
Series A, 5.00%, 10/1/2049 (c)	540,000	593,540
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	113,489
5.00%, 1/1/2037	2,750,000	2,954,656
5.00%, 1/1/2038	200,000	225,657
5.00%, 12/1/2054 (c)	1,250,000	1,269,163
Series A, 5.30%, 7/1/2037	340,000	334,273
Series A-, 3.25%, 8/1/2049	890,000	935,644
Series A-, 4.00%, 8/1/2037	700,000	805,937
Series A-, 4.00%, 8/1/2039	1,250,000	1,432,597
Security Description	Principal Amount	Value
Series A-, 4.00%, 8/1/2049	$510,000	$572,011
Series A-, 5.00%, 8/1/2039	1,000,000	1,232,921
Series B, 5.00%, 5/15/2048	1,070,000	1,117,397
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	538,641
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	234,738
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	563,749
Denver City & County, CO, Special Facilities Revenue AMT 5.00%, 10/1/2032	1,335,000	1,412,491
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,212,660
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	572,665
Series A, 5.00%, 12/1/2039	40,000	42,895
Series A, 5.25%, 12/1/2045	370,000	396,890
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (c)	100,000	108,895
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,026,355
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (b)	1,000,000	590,423
Series B, Zero Coupon, 9/1/2037 (b)	475,000	252,766
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,547,181
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (c)	500,000	537,571
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	535,776
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	829,849
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,071,600

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
North Range Metropolitan District No. 3, General Obligation:
Series A, 5.00%, 12/1/2040	$1,000,000	$1,102,868
Series A, 5.25%, 12/1/2050	2,000,000	2,206,795
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,884,924
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (c)	1,000,000	1,022,320
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,347,957
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	2,063,204
Rampart Range Metropolitan District Revenue 4.00%, 12/1/2051 (e)	500,000	505,014
Regional Transportation District Revenue:
Series A, 4.00%, 7/15/2039	950,000	1,215,729
Series A, 4.00%, 7/15/2040	1,000,000	1,285,511
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	773,773
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	552,426
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,080,185
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	544,760
Windler Public Improvement Authority Revenue Series A-1, 4.13%, 12/1/2051	1,000,000	988,798
		45,809,273
CONNECTICUT — 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,331,394
Connecticut, State Development Authority, Airport Facilities Revenue AMT 7.95%, 4/1/2026	300,000	300,268
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,640
Series B, 5.00%, 4/15/2032	130,000	133,062
Series E, 4.00%, 9/15/2028	125,000	129,179
Security Description	Principal Amount	Value
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	$745,000	$853,006
Series A, 5.00%, 1/1/2045 (c)	300,000	333,334
Series A, 5.00%, 9/1/2046 (c)	110,000	121,715
Series A, 5.00%, 9/1/2053 (c)	500,000	551,554
Series B, 4.00%, 7/1/2034	130,000	138,466
Series F, 3.50%, 7/1/2026	5,000	5,502
Series F, 4.00%, 7/1/2030	1,100,000	1,212,653
Series G-1, 5.00%, 7/1/2044 (c)	275,000	326,372
Series G-1, 5.00%, 7/1/2050 (c)	500,000	589,647
Series L, 4.00%, 7/1/2034	250,000	272,121
Series L, 4.13%, 7/1/2041	500,000	541,857
Series R, 3.38%, 7/1/2037	190,000	204,974
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,143,686
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	106,474
Series A, 5.00%, 4/1/2031	220,000	233,527
Series C, 3.00%, 7/15/2027 (b)	100,000	108,012
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2027	100,000	107,914
Series A, 5.00%, 2/15/2028	860,000	982,509
		10,012,866
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	800,000	838,811
Series B, VRN 1.25%, 10/1/2040 (a)	1,000,000	1,006,825
		1,845,636
DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	162,313
Series A, 5.00%, 7/1/2052	115,000	122,729
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	1,972,424
6.50%, 5/15/2033	240,000	264,298
Series A, Zero Coupon, 6/15/2046	25,000,000	5,468,568
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	594,265

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (b)	$220,000	$160,855
Series A, Zero Coupon, 10/1/2037	2,000,000	1,159,459
Series A, 5.00%, 10/1/2053	400,000	408,321
		10,313,232
FLORIDA — 6.6%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	35,000	34,161
Series A, 4.00%, 12/1/2044	325,000	348,440
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	865,000	884,885
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	229,742
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	107,073
Broward, FL, Airport System Revenue:
Series A, AMT 5.00%, 10/1/2029	500,000	638,419
Series A, AMT 5.00%, 10/1/2036	300,000	376,018
Series Q-1, 4.00%, 10/1/2042	140,000	144,588
Broward, FL, Port Facilities Revenue Series B, AMT 4.00%, 9/1/2044	1,025,000	1,157,712
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	1,067,001
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	205,215
5.00%, 8/1/2055	700,000	824,277
6.10%, 8/15/2038 (c)	215,000	236,572
Series A, 5.00%, 6/15/2039 (c)	390,000	424,991
Series A, 5.00%, 6/15/2055 (c)	290,000	307,966
Series A, 5.13%, 6/15/2037 (c)	450,000	499,946
Series A, 5.38%, 6/15/2038 (c)	105,000	118,125
Series A, 5.88%, 7/1/2054 (f)	980,000	803,600
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
5.00%, 7/1/2046 (c)	750,000	786,914
5.00%, 1/1/2055 (c)	250,000	279,616
Security Description	Principal Amount	Value
5.00%, 7/1/2056 (c)	$850,000	$986,410
5.63%, 8/1/2037 (c)	115,000	107,284
5.88%, 8/1/2052 (c)	610,000	547,577
Series A, 5.00%, 7/1/2050	600,000	529,803
Series A, 5.25%, 12/1/2058 (c)	1,000,000	1,152,281
Series A, 7.50%, 6/1/2048 (c) (f)	4,165,000	1,332,800
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039 (b)	100,000	107,729
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	241,142
City Of Atlantic Beach, Florida Health Care Facilities Revenue Series B-2, 3.00%, 11/15/2023	1,500,000	1,502,302
City of Orlando, FL, Development Tax Revenue:
Series A, 5.00%, 11/1/2023 (b)	1,000,000	1,097,792
Series A, 5.00%, 11/1/2026 (b)	735,000	894,269
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (f)	400,000	272,000
Series A, 8.25%, 5/15/2049 (c) (f)	100,000	68,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	155,000	176,735
County of Broward FL Port Facilities Revenue Series A, 5.00%, 9/1/2044	600,000	742,096
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (a)	775,000	807,222
County of Miami-Dade FL Revenue Series C, Zero Coupon, 10/1/2048	595,000	272,048
County of Miami-Dade, FL, Aviation Revenue:
AMT 5.00%, 10/1/2028	500,000	563,700
AMT 5.00%, 10/1/2030	650,000	732,811
5.00%, 10/1/2036	765,000	910,000
Series A, 4.25%, 10/1/2036	100,000	110,654
County of Osceola FL Transportation Revenue Series A-1, 5.00%, 10/1/2049	500,000	614,468

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Escambia County, Health Facilities Authority Revenue:
3.00%, 8/15/2050	$900,000	$936,973
4.00%, 8/15/2045	1,425,000	1,608,260
4.00%, 8/15/2050	2,000,000	2,230,948
5.00%, 8/15/2031	155,000	197,545
5.00%, 8/15/2035	1,015,000	1,278,925
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	656,172
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 11/15/2039	500,000	602,538
4.00%, 6/1/2041 (c)	2,070,000	2,303,783
4.00%, 7/1/2045	600,000	637,461
4.00%, 6/1/2055 (c)	3,900,000	4,292,198
4.00%, 6/30/2056 (c)	100,000	105,369
5.00%, 9/15/2040 (c)	100,000	111,394
5.25%, 6/1/2050 (c)	1,000,000	1,167,385
5.25%, 6/1/2055 (c)	1,000,000	1,164,487
6.13%, 6/15/2046 (c)	100,000	111,756
Series A, 4.75%, 7/15/2036 (c)	500,000	538,447
Series A, 6.00%, 6/15/2035 (c)	505,000	569,696
Series A, 6.00%, 6/15/2044 (c)	575,000	537,832
Series A, 6.13%, 6/15/2043 (c)	500,000	510,673
Series A, 6.13%, 6/15/2044	555,000	598,988
Series A, 6.25%, 1/1/2049 (a) (c)	4,015,000	4,093,370
Series A, 6.38%, 1/1/2049 (a) (c)	5,865,000	5,986,972
Series A, 6.50%, 7/1/2044	925,000	989,875
Series A, 6.50%, 1/1/2049 (a) (c)	10,170,000	10,358,461
Series B, AMT 7.38%, 1/1/2049 (c)	16,600,000	18,064,180
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	1,000,000	1,167,791
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	107,291
Greater Orlando, FL, Aviation Authority Revenue:
AMT 5.00%, 11/15/2036	350,000	367,043
Series A, AMT 5.00%, 10/1/2026	850,000	1,022,948
Series A, AMT 5.00%, 10/1/2027	750,000	924,457
Security Description	Principal Amount	Value
Series A, AMT 5.00%, 10/1/2042	$250,000	$298,881
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	643,520
Series B, 6.00%, 11/1/2029	135,000	135,584
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	136,369
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	326,005
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (b)	115,000	121,004
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	251,155
6.25%, 4/1/2049	500,000	250,462
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	445,738
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	403,973
Series B, 5.00%, 10/1/2029	370,000	458,387
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	514,224
5.75%, 11/1/2042	500,000	517,023
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	507,896
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	773,687
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,147,687
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	414,202
Series A, 5.00%, 7/1/2028	325,000	387,123
Series A, 5.00%, 7/1/2029	575,000	682,848
Series A, 5.00%, 7/1/2031	200,000	207,040
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	290,089

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County, FL, School Board Certificate of Participation Series C, COPs3.25%, 2/1/2032	$100,000	$100,138
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	842,359
5.00%, 10/1/2029	675,000	812,862
Series A, 6.88%, 10/1/2034 (b)	145,000	206,751
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	290,647
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,478,864
Series B, 5.00%, 5/1/2037	925,000	956,608
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	1,159,382
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	406,340
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (b)	200,000	243,240
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	547,975
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	212,064
5.00%, 4/1/2051 (c)	110,000	123,955
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	130,000	145,269
5.00%, 7/1/2039	410,000	465,952
6.00%, 10/1/2041	100,000	100,321
Reunion East Community Development District, Special Assessment:
2.85%, 5/1/2031	20,000	19,719
3.15%, 5/1/2041	60,000	58,539
4.00%, 5/1/2051	135,000	139,781
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	197,905
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,544,740
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,674,104
Security Description	Principal Amount	Value
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036	$1,000,000	$1,107,020
4.00%, 12/15/2041	750,000	822,056
4.00%, 12/15/2046	750,000	817,536
4.00%, 12/15/2050	1,000,000	1,084,656
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	492,728
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	563,593
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, Zero Coupon, 5/1/2040	290,000	289,331
Series 2015-2 EXCHA, Zero Coupon, 5/1/2040	180,000	139,153
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (f) (g)	195,000	—
Series 3, 6.65%, 5/1/2040 (f) (g)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,208,101
Series A4, Zero Coupon, 5/1/2040	85,000	75,493
USF Financing Corp. Series A-REMK 5/6/15, COPs5.00%, 7/1/2034	550,000	630,023
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,905,000	2,102,294
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	190,000	193,838
3.70%, 5/1/2050	1,985,000	2,102,620
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	144,707
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	123,832
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	727,547
		119,752,542
GEORGIA — 1.2%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	265,737
Series A1, 6.75%, 1/1/2035	1,705,000	1,284,401
Series A1, 7.00%, 1/1/2040	500,000	375,447

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	$105,000	$111,866
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	623,656
Series D, 4.13%, 11/1/2045	435,000	488,811
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue:
5.00%, 7/1/2042	1,000,000	1,071,936
Series A, 4.00%, 4/1/2051 (c) (e)	1,460,000	1,528,083
Series A, 4.00%, 4/1/2056 (c) (e)	2,905,000	3,016,587
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2036	1,000,000	1,158,968
4.00%, 1/1/2054	750,000	849,391
5.00%, 1/1/2054 (c)	1,500,000	1,757,310
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (b)	629,000	699,252
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	288,576
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	248,595
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,739,369
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	2,221,274
Series A, 5.00%, 7/1/2060	635,000	717,719
Series A, 5.50%, 7/1/2060	170,000	195,232
Roanoke County, GA, Economic Development Authority Revenue AMT 4.00%, 1/1/2038 (c)	1,000,000	1,126,794
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	790,000	835,874
Series A, 5.25%, 10/1/2049	115,000	120,657
		21,725,535
GUAM — 0.4%
Antonio B Won Pat International Airport Authority Revenue Series C, AMT6.38%, 10/1/2043	590,000	650,669
Security Description	Principal Amount	Value
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	$1,600,000	$1,805,852
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	1,100,000	1,359,793
Series B1, 5.00%, 1/1/2037	100,000	101,132
Series D-REF, 4.00%, 11/15/2039	500,000	538,768
Series D-REF, 5.00%, 11/15/2027	355,000	409,961
Series D-REF, 5.00%, 11/15/2028	110,000	126,452
Series D-REF, 5.00%, 11/15/2029	525,000	600,984
Series D-REF, 5.00%, 11/15/2034	250,000	283,066
Series D-REF, 5.00%, 11/15/2035	100,000	113,119
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	343,626
Guam Government, General Obligation 5.00%, 11/15/2031	210,000	242,266
		6,575,688
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	355,000	398,034
Series A, 5.00%, 1/1/2045 (c)	750,000	778,270
Series A, 6.88%, 7/1/2043	300,000	322,644
		1,498,948
IDAHO — 0.0% (d)
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	695,156
ILLINOIS — 11.5%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	251,794
Series A, 5.50%, 12/1/2043	115,000	115,026
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2032	750,000	945,737
Series A, 5.00%, 12/1/2036	1,000,000	1,247,308
Series A, 5.00%, 12/1/2037	150,000	186,530
Series A, 5.00%, 12/1/2039	160,000	197,957
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	613,473

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2022 (b)	$190,000	$188,741
Series A, Zero Coupon, 12/1/2027 (b)	225,000	205,317
Series A, Zero Coupon, 12/1/2028 (b)	100,000	88,950
Series A, Zero Coupon, 12/1/2031 (b)	1,060,000	864,160
Series A, 4.00%, 12/1/2022	100,000	104,041
Series A, 4.00%, 12/1/2027	3,215,000	3,728,516
Series A, 5.00%, 12/1/2028 (b)	150,000	188,486
Series A, 5.00%, 12/1/2029	8,875,000	11,188,397
Series A, 5.00%, 12/1/2030	1,935,000	2,422,778
Series A, 5.00%, 12/1/2031	600,000	736,604
Series A, 5.00%, 12/1/2033	1,000,000	1,220,970
Series A, 5.00%, 12/1/2038	1,750,000	2,170,790
Series A, 5.00%, 12/1/2041	4,355,000	4,382,280
Series A, 5.00%, 12/1/2042	6,760,000	7,020,209
Series A, 5.50%, 12/1/2026 (b)	885,000	1,023,528
Series A, 5.50%, 12/1/2031 (b)	620,000	825,906
Series A, 5.50%, 12/1/2039	1,110,000	1,117,917
Series A, 7.00%, 12/1/2026	1,100,000	1,372,735
Series A, 7.00%, 12/1/2044	3,405,000	4,110,599
Series A, 7.00%, 12/1/2046 (c)	3,125,000	4,045,728
Series B, 4.00%, 12/1/2035	200,000	205,367
Series B, 5.00%, 12/1/2029	100,000	126,066
Series B, 5.00%, 12/1/2031	2,000,000	2,534,320
Series B, 5.00%, 12/1/2033	675,000	770,482
Series B, 5.00%, 12/1/2034	410,000	427,072
Series B-1, Zero Coupon, 12/1/2022 (b)	145,000	144,039
Series B-1, Zero Coupon, 12/1/2028 (b)	830,000	738,281
Series B-1, Zero Coupon, 12/1/2029 (b)	620,000	536,373
Series B-1, Zero Coupon, 12/1/2030 (b)	220,000	184,802
Series C, 5.00%, 12/1/2027	600,000	731,240
Series C, 5.00%, 12/1/2030 (b)	1,500,000	1,841,028
Series C, 5.25%, 12/1/2035	2,140,000	2,380,091
Series C, 5.25%, 12/1/2039	390,000	431,869
Series D, 5.00%, 12/1/2027	2,400,000	2,924,961
Series D, 5.00%, 12/1/2046	1,250,000	1,320,930
Series E, 5.13%, 12/1/2032	765,000	850,597
Series G, 5.00%, 12/1/2034	2,400,000	2,866,002
Series H, 5.00%, 12/1/2036	3,100,000	3,690,454
Series H, 5.00%, 12/1/2046	1,500,000	1,762,720
Security Description	Principal Amount	Value
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	$250,000	$304,391
6.00%, 4/1/2046	350,000	425,074
6.10%, 4/1/2036	45,000	55,531
Chicago, IL, Midway International Airport Revenue:
Series A, AMT 5.00%, 1/1/2024	750,000	825,578
Series A, AMT 5.00%, 1/1/2026	100,000	117,547
Series A, AMT 5.50%, 1/1/2030	200,000	212,183
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	269,267
5.00%, 1/1/2029	100,000	107,037
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (b)	300,000	339,763
Series B, 5.00%, 1/1/2029	315,000	359,124
Series B, 5.25%, 1/1/2029	275,000	291,541
Series C, 5.00%, 1/1/2032	500,000	587,299
Series D, 5.00%, 1/1/2039	210,000	221,630
Series D, 5.00%, 1/1/2044	325,000	342,791
Series D, 5.00%, 1/1/2047	500,000	593,975
Series D, 5.00%, 1/1/2052	770,000	915,064
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	149,436
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028	125,000	113,009
Zero Coupon, 1/1/2030 (b)	270,000	230,606
5.25%, 1/1/2029	160,000	180,061
5.50%, 1/1/2030	250,000	283,241
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	876,143
Series A, 5.00%, 1/1/2027	300,000	326,950
Series A, 5.00%, 1/1/2028	1,250,000	1,525,462
Series A, 5.00%, 1/1/2034	1,105,000	1,131,701
Series A, 5.00%, 1/1/2035	365,000	392,155
Series A, 5.00%, 1/1/2040	1,575,000	1,779,707
Series A, 5.00%, 1/1/2044	100,000	118,949
Series A, 5.25%, 1/1/2027	280,000	317,355
Series A, 5.25%, 1/1/2029	465,000	506,255
Series A, 5.25%, 1/1/2032	155,000	167,784
Series A, 5.25%, 1/1/2035	185,000	186,730
Series A, 5.50%, 1/1/2035	840,000	1,047,863
Series A, 5.75%, 1/1/2033	510,000	620,461
Series C, Zero Coupon, 1/1/2026	200,000	183,767
Series C, Zero Coupon, 1/1/2030	885,000	708,758
Series C, 5.00%, 1/1/2024	65,000	71,215
Series C, 5.00%, 1/1/2026	470,000	547,312

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/2027	$195,000	$226,495
Series C, 5.00%, 1/1/2035	700,000	798,755
Series C, 5.00%, 1/1/2038	2,060,000	2,349,711
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	460,839
5.25%, 12/1/2043	205,000	219,721
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	440,000
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	785,000	836,402
4.00%, 12/1/2040	250,000	278,315
4.25%, 8/1/2042	1,050,000	1,158,694
4.75%, 5/15/2033	175,000	182,090
5.00%, 2/15/2032	100,000	108,773
5.00%, 5/15/2033	2,220,000	2,343,099
5.00%, 8/1/2042	580,000	670,436
5.00%, 12/1/2046	350,000	407,181
5.25%, 2/15/2047	100,000	108,348
5.25%, 5/15/2047	145,000	151,124
5.50%, 4/1/2032	500,000	501,105
Series A, 5.00%, 2/15/2047	1,385,000	1,576,777
Series A, 5.00%, 11/1/2049	600,000	661,347
Series A, 5.00%, 2/15/2050	1,950,000	2,216,587
Series A, 5.25%, 5/1/2038	2,030,000	2,153,681
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,655,612
Series A, 6.00%, 7/1/2043	200,000	213,775
Series A, 6.13%, 4/1/2049 (c)	500,000	605,544
Series A, 6.13%, 4/1/2058 (c)	4,390,000	5,270,355
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	152,815
3.50%, 6/1/2031	1,200,000	1,297,496
4.00%, 2/1/2030 (b)	255,000	289,804
4.00%, 1/1/2031	640,000	704,022
4.00%, 6/1/2032	300,000	331,654
4.00%, 6/1/2033	700,000	771,706
4.00%, 6/1/2034	270,000	297,077
4.00%, 6/1/2035	100,000	109,890
4.13%, 11/1/2031	260,000	291,564
4.50%, 11/1/2039	125,000	141,101
5.00%, 2/1/2023	325,000	344,780
5.00%, 5/1/2023	230,000	246,518
5.00%, 8/1/2024	1,220,000	1,265,859
5.00%, 2/1/2026	1,250,000	1,469,410
5.00%, 1/1/2027	100,000	116,208
5.00%, 6/1/2027	1,070,000	1,257,376
5.00%, 11/1/2027	400,000	474,617
5.00%, 3/1/2028	150,000	152,767
5.00%, 5/1/2028	700,000	771,107
5.00%, 1/1/2029	2,005,000	2,314,807
5.00%, 2/1/2029	1,175,000	1,387,509
5.00%, 4/1/2029	150,000	164,919
5.00%, 4/1/2030	695,000	763,052
Security Description	Principal Amount	Value
5.00%, 3/1/2031	$110,000	$111,978
5.00%, 4/1/2032	100,000	109,439
5.00%, 3/1/2034	200,000	203,507
5.00%, 11/1/2034	120,000	140,038
5.00%, 5/1/2035	140,000	152,807
5.00%, 3/1/2036	150,000	152,593
5.00%, 5/1/2036	125,000	136,276
5.00%, 11/1/2036	760,000	884,551
5.00%, 3/1/2037	250,000	254,280
5.00%, 11/1/2038	875,000	1,014,161
5.00%, 2/1/2039	1,200,000	1,300,573
5.00%, 5/1/2039	380,000	413,199
5.00%, 11/1/2040	180,000	208,196
5.00%, 1/1/2041	300,000	339,085
5.25%, 7/1/2028	750,000	806,096
5.25%, 2/1/2029	405,000	445,316
5.25%, 7/1/2029	100,000	107,221
5.25%, 2/1/2033	230,000	251,665
5.50%, 7/1/2024	660,000	717,390
5.50%, 7/1/2025	245,000	265,811
5.50%, 7/1/2026	120,000	129,843
5.50%, 7/1/2027	200,000	216,126
5.50%, 7/1/2033	665,000	711,353
5.50%, 7/1/2038	200,000	213,418
Series A, 4.00%, 1/1/2024	135,000	136,202
Series A, 4.00%, 5/1/2024	135,000	146,819
Series A, 4.00%, 1/1/2029	630,000	634,899
Series A, 4.00%, 1/1/2030	515,000	518,990
Series A, 4.50%, 12/1/2041	875,000	985,953
Series A, 4.63%, 5/1/2037	610,000	705,338
Series A, 5.00%, 10/1/2024	150,000	169,396
Series A, 5.00%, 12/1/2028	465,000	563,154
Series A, 5.00%, 5/1/2030	500,000	604,515
Series A, 5.00%, 10/1/2030	1,120,000	1,366,135
Series A, 5.00%, 12/1/2032	500,000	593,982
Series A, 5.00%, 1/1/2034	1,000,000	1,010,550
Series A, 5.00%, 4/1/2035	250,000	262,806
Series A, 5.00%, 5/1/2035	1,000,000	1,189,961
Series A, 5.00%, 12/1/2035	1,000,000	1,179,424
Series A, 5.00%, 4/1/2036	140,000	147,088
Series A, 6.00%, 5/1/2025	435,000	515,747
Series B, 5.00%, 12/1/2024	100,000	113,559
Series C, 4.00%, 10/1/2040	3,000,000	3,410,755
Series D, 5.00%, 11/1/2025	1,000,000	1,167,615
Series D, 5.00%, 11/1/2026	250,000	298,807
Series D, 5.00%, 11/1/2028	2,275,000	2,750,375
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (b)	680,000	654,493
5.00%, 6/15/2032	220,000	276,144
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	160,298
5.00%, 6/15/2029	400,000	400,744
Series A, 5.00%, 6/15/2026	725,000	862,832

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2027	$250,000	$296,596
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (b)	5,735,000	4,628,727
Zero Coupon, 12/15/2039 (b)	200,000	126,444
Zero Coupon, 6/15/2045 (b)	770,000	408,724
Zero Coupon, 6/15/2047 (b)	115,000	57,135
Zero Coupon, 12/15/2051	200,000	78,930
Zero Coupon, 12/15/2056 (b)	845,000	309,634
4.00%, 12/15/2042 (e)	2,000,000	2,271,261
4.00%, 12/15/2047 (e)	3,060,000	3,437,584
4.00%, 6/15/2050	12,000,000	13,416,001
4.00%, 6/15/2052 (e)	7,545,000	8,446,950
5.00%, 6/15/2042	205,000	253,459
5.00%, 6/15/2057	6,000,000	7,026,352
Series A, Zero Coupon, 6/15/2029 (b)	105,000	91,588
Series A, Zero Coupon, 6/15/2031 (b)	215,000	176,147
Series A, Zero Coupon, 6/15/2034 (b)	190,000	142,581
Series A, Zero Coupon, 12/15/2034 (b)	220,000	162,856
Series A, Zero Coupon, 12/15/2035 (b)	140,000	100,785
Series A, Zero Coupon, 6/15/2037 (b)	650,000	445,688
Series A, 5.50%, 6/15/2029 (b)	615,000	726,389
Series B, Zero Coupon, 6/15/2027 (b)	125,000	116,233
Series B, Zero Coupon, 12/15/2041	395,000	225,234
Series B, 5.00%, 12/15/2026	115,000	118,778
Series B, 5.00%, 12/15/2040	100,000	114,054
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027 (b)	630,000	759,430
Northeastern Illinois University Certificate of Participation COPs4.10%, 10/1/2041	245,000	236,240
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	127,752
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (b)	190,000	225,966
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	251,282
		209,065,013
Security Description	Principal Amount	Value
INDIANA — 0.6%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	$1,330,000	$1,312,051
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	103,875
Indiana Finance Authority Revenue 4.00%, 10/1/2036	640,000	773,536
Indiana State, Finance Authority, Environmental Revenue:
AMT 7.00%, 3/1/2039 (c)	500,000	473,091
Series A, AMT 6.75%, 5/1/2039	275,000	362,653
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	201,605
Series A, 4.50%, 7/1/2053	250,000	189,360
Series A, 5.00%, 6/1/2032	1,360,000	1,389,115
Series A, 5.00%, 6/1/2039	125,000	127,424
Indianapolis Local Public Improvement Bond Bank Revenue AMT 5.00%, 1/1/2027	750,000	852,722
Knox County, IN, Economic Development Authority Revenue Series A, 5.00%, 4/1/2042	3,060,000	3,111,834
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT 7.25%, 12/1/2028 (f)	1,000,000	450,000
Valparaiso, IN, Exempt Facilities Revenue AMT 6.75%, 1/1/2034	750,000	836,633
		10,183,899
IOWA — 0.7%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	1,520,000	1,543,313
4.75%, 8/1/2042	2,295,000	2,350,331
5.25%, 12/1/2025	420,000	454,346
Series A, VRN 5.25%, 12/1/2050 (a)	1,295,000	1,388,872
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	450,000	466,230
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	615,937
Series A, 5.00%, 5/15/2043	115,000	132,308
Series A, 5.00%, 5/15/2048	1,000,000	1,144,813

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Iowa Tobacco Settlement Authority Revenue:
Series B-, Zero Coupon, 6/1/2065	$8,265,000	$1,529,585
Series B-1 CLA, 4.00%, 6/1/2049	1,625,000	1,847,908
PEFA Inc, Revenue 5.00%, 9/1/2049 (a)	500,000	592,156
		12,065,799
KANSAS — 0.3%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	692,818
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	809,643
Series I, 5.00%, 5/15/2033	350,000	380,689
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,660,113
5.00%, 3/1/2049	1,000,000	1,021,473
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	113,619
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,250,973
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (b)	340,000	292,686
		6,222,014
KENTUCKY — 0.7%
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	232,547
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	253,183
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (b)	140,000	153,149
Series A, 5.00%, 9/1/2023 (b)	135,000	146,390
Series A, 5.00%, 9/1/2025 (b)	425,000	494,829
Series A, 5.00%, 9/1/2026 (b)	160,000	187,027
Series A, 5.00%, 9/1/2030 (b)	1,180,000	1,369,142
Series A, 5.00%, 9/1/2042 (b)	125,000	143,814
Kentucky Public Energy Authority Revenue 4.00%, 12/1/2050 (a)	500,000	571,676
Kentucky State Property & Building Commission Series B, 5.00%, 11/1/2028	1,035,000	1,245,431
Security Description	Principal Amount	Value
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	$790,000	$893,921
Series A, 5.00%, 9/1/2026	120,000	135,242
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (b)	550,000	668,940
5.25%, 6/1/2050	100,000	111,657
5.50%, 11/15/2035	105,000	108,103
Series A, 4.25%, 7/1/2035	645,000	691,535
Series A, 5.00%, 1/1/2045	825,000	902,450
Series A, 5.00%, 6/1/2045	2,525,000	2,926,730
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	113,332
Louisville/Jefferson County Metropolitan Gov't Revenue VRN 5.00%, 10/1/2047 (a)	500,000	546,336
		11,895,434
LOUISIANA — 0.7%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,404,307
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (b)	200,000	215,117
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,331,394
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (b)	100,000	118,803
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	353,825
Louisiana Local Gov't Environmental Facilities & Community Development Authority 3.50%, 11/1/2032	275,000	302,952
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,454,312
Louisiana Public Facilities Authority Zero Coupon, 10/1/2046	130,000	141,218
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,721

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2047	$300,000	$346,116
Series A, 5.00%, 7/1/2046	500,000	564,378
Series A, 5.00%, 7/1/2051	385,000	433,645
New Orleans, LA, Aviation Board Revenue Series B, AMT 5.00%, 1/1/2024	240,000	264,185
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,319,960
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,319,959
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	289,246
Series A, 5.00%, 12/1/2036 (b)	260,000	316,264
Series B, 4.00%, 12/1/2041 (b)	480,000	533,861
Series C, 4.00%, 12/1/2033 (b)	365,000	419,769
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (a)	450,000	460,390
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	270,076
		12,865,498
MAINE — 0.1%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (c) (f)	100,000	55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	200,000	216,316
Series A, 4.00%, 7/1/2041	100,000	109,283
Series A, 4.00%, 7/1/2046	310,000	336,624
Series A, 5.00%, 7/1/2046	45,000	51,323
Rumford, ME, Solid Waste Disposal Revenue AMT 6.88%, 10/1/2026	525,000	525,672
		1,294,218
MARYLAND — 0.9%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	323,223
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	909,337
5.00%, 9/1/2023	210,000	216,822
5.00%, 9/1/2027	305,000	329,220
5.00%, 9/1/2028	750,000	807,741
5.00%, 9/1/2031	500,000	535,875
Security Description	Principal Amount	Value
5.00%, 9/1/2039	$1,250,000	$1,321,509
5.00%, 9/1/2046	250,000	262,660
Series A, 4.50%, 9/1/2033	1,325,000	1,465,854
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	337,795
5.00%, 7/1/2036	474,000	557,835
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	923,104
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	447,369
Maryland Economic Development Corp., Revenue:
AMT 5.00%, 3/31/2024	220,000	221,543
5.00%, 3/31/2036	250,000	292,344
AMT 5.00%, 3/31/2051	100,000	116,397
5.75%, 9/1/2025	525,000	530,443
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	659,506
4.00%, 9/1/2040	325,000	370,674
4.00%, 9/1/2050	1,600,000	1,798,734
4.38%, 7/1/2036	1,155,000	1,281,719
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	100,545
Series A, 5.00%, 7/1/2038	100,000	115,953
Series A, 5.50%, 1/1/2031	100,000	121,451
Series B, 5.25%, 8/15/2038 (b)	130,000	173,750
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,780,237
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	544,706
Series B, 5.00%, 11/1/2042	400,000	432,911
		16,979,257
MASSACHUSETTS — 0.8%
Commonwealth of Massachusetts Revenue 5.50%, 1/1/2027 (b)	1,100,000	1,354,319
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	108,196
5.00%, 6/15/2054	500,000	533,988
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	536,927
5.00%, 7/1/2026	500,000	597,374
5.00%, 11/15/2038 (c)	1,500,000	1,665,611

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2041	$240,000	$262,715
5.00%, 10/1/2043	950,000	1,079,292
5.00%, 7/1/2044	500,000	595,112
5.00%, 1/1/2045	300,000	327,012
5.00%, 7/1/2047	870,000	820,545
5.00%, 10/1/2057 (c)	1,420,000	1,539,892
Series A, 4.00%, 6/1/2049	1,760,000	1,961,972
Series A, 5.25%, 7/1/2034	10,000	10,088
Series A, 5.50%, 7/1/2044	325,000	329,341
Series D, 4.00%, 7/1/2045	350,000	374,706
Series F, 5.63%, 7/15/2036	120,000	127,354
Series I, 5.00%, 7/1/2029	560,000	662,958
Series J2, 5.00%, 7/1/2048	680,000	814,660
Series M, 5.00%, 10/1/2045	750,000	916,324
Massachusetts, Educational Financing Authority Revenue Series J, AMT 3.50%, 7/1/2033	75,000	76,517
		14,694,903
MICHIGAN — 1.3%
City Of Detroit, Unlimited Tax General Obligation:
5.00%, 4/1/2031	500,000	589,786
5.50%, 4/1/2050	135,000	165,425
Series A, 5.00%, 4/1/2046	250,000	302,106
Series A, 5.00%, 4/1/2050	2,000,000	2,408,250
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (b)	155,000	187,935
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (b)	165,000	184,263
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,078,904
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	3,362,271
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	104,636
4.00%, 2/15/2044	245,000	281,129
4.00%, 11/15/2046	970,000	1,071,419
5.00%, 7/1/2033	100,000	107,267
Series A-2, 5.00%, 6/1/2040	1,655,000	2,106,685
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	2,282,833
Series B, 5.00%, 7/1/2028	100,000	108,511
Series B, 5.00%, 7/1/2029	105,000	113,600
Series B, 5.00%, 7/1/2044	575,000	608,658
Series B-2-CLASS 2-CAB, Zero Coupon, 6/1/2065	14,540,000	1,937,488
Series D-2, 5.00%, 7/1/2034	400,000	461,113
Security Description	Principal Amount	Value
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	$155,000	$153,223
4.90%, 4/1/2041 (c)	260,000	254,881
5.00%, 7/1/2026	225,000	246,354
5.25%, 2/1/2027	500,000	556,204
5.25%, 2/1/2032	690,000	786,616
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,414
5.00%, 6/30/2031	665,000	820,617
5.00%, 12/31/2032	1,000,000	1,227,149
Michigan State, Tobacco Settlement Finance Authority Revenue Series B, Zero Coupon, 6/1/2052	715,000	80,570
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,013,835
Wayne County Airport Authority Revenue:
AMT5.00%, 12/1/2039	550,000	620,697
AMT 5.00%, 12/1/2044	285,000	321,634
Series B, 5.00%, 12/1/2039 (b)	700,000	794,675
		24,382,148
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	160,789
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	65,000	67,932
Series A, 5.00%, 3/1/2039	500,000	524,048
Series A, 5.50%, 7/1/2035	150,000	161,081
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	406,338
5.00%, 7/1/2056	2,125,000	2,320,024
Series A, 5.38%, 8/1/2050	1,000,000	1,138,793
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	108,323
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	329,602
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,134,635
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	555,714

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	$150,000	$132,449
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	250,000	295,687
Series A, 4.63%, 3/1/2043	235,000	239,374
Series A, 5.30%, 7/1/2045	500,000	547,816
Series A, 5.75%, 7/1/2047 (c)	1,000,000	1,086,078
St. Paul, MN, Port Authority Revenue Series 7, AMT 4.50%, 10/1/2037 (c)	255,000	259,084
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	154,265
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	238,455
5.25%, 12/1/2049	340,000	355,040
		10,215,527
MISSISSIPPI — 0.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	216,156
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,013
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (b)	300,000	305,244
Mississippi State, Gaming Tax Revenue Series A, 5.00%, 10/15/2032	605,000	751,792
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	116,600
Series S, 5.00%, 9/1/2046	400,000	463,383
State of Mississippi Revenue Series A, 5.00%, 10/15/2036	500,000	615,663
Warren County, MS, Gulf Opportunity Revenue:
VRN 1.38%, 8/1/2027 (a)	1,100,000	1,128,366
VRN 1.38%, 5/1/2034 (a)	1,350,000	1,384,801
Series A, 5.38%, 12/1/2035	115,000	115,819
		5,417,837
MISSOURI — 0.8%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	161,356
5.00%, 8/1/2027	1,000,000	1,166,963
5.00%, 8/1/2029	70,000	80,840
Security Description	Principal Amount	Value
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	$370,000	$373,399
4.00%, 3/1/2041	120,000	134,998
4.00%, 3/1/2046	100,000	111,196
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,057,210
Jennings, MO, Revenue 5.00%, 11/1/2023	250,000	181,085
Kansas City, MO, Industrial Development Authority Revenue:
AMT 5.00%, 3/1/2031	1,000,000	1,249,446
5.00%, 3/1/2033	760,000	943,703
6.00%, 11/15/2051 (c) (f)	850,000	442,000
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	500,000	559,904
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	820,172
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,077,135
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	435,290
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	127,498
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	272,307
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	299,126
4.25%, 12/1/2042 (c)	450,000	491,098
5.00%, 5/1/2030	100,000	105,881
Series A, 4.00%, 2/15/2049	500,000	564,737
Series A, 5.00%, 2/1/2036	650,000	736,159
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	205,000	220,157
5.00%, 9/1/2038	350,000	394,018
5.00%, 9/1/2042	150,000	153,535
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (b)	245,000	336,747

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	$1,000,000	$1,013,367
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	235,849
		13,745,176
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (a)	680,000	704,703
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	108,329
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	241,554
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	375,754
		1,430,340
NEBRASKA — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	247,938
Series A, 5.00%, 9/1/2032	1,000,000	1,312,973
Series A, 5.00%, 9/1/2035	1,250,000	1,707,233
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	683,674
		3,951,818
NEVADA — 0.5%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	296,020
City of Las Vegas NV Special Improvement District No 816, Special Assessment 3.13%, 6/1/2051	210,000	212,298
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	60,000	60,940
Series A, 2.75%, 6/15/2028 (c)	150,000	154,999
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	131,870
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	192,468
Security Description	Principal Amount	Value
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	$120,000	$139,977
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	172,325
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (c)	1,095,000	1,096,283
AMT 5.88%, 12/15/2027 (c)	705,902	789,863
AMT 6.25%, 12/15/2037 (c)	2,280,000	2,392,931
6.95%, 2/15/2038 (c)	1,000,000	1,071,266
Series A, 4.50%, 12/15/2029 (c)	855,000	940,621
Series A, 5.00%, 12/15/2038 (c)	750,000	828,023
		8,479,884
NEW HAMPSHIRE — 0.6%
National Finance Authority, NH, Revenue:
4.88%, 11/1/2042 (c)	1,855,000	1,942,851
5.00%, 7/1/2031 (c)	1,135,000	1,285,443
5.00%, 7/1/2041 (c)	1,855,000	2,055,249
Series A, VRN 3.63%, 7/1/2043 (a) (c)	2,960,000	3,118,271
Series B, AMT, VRN 3.75%, 7/1/2045 (a) (c)	1,450,000	1,533,479
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (f)	350,000	185,500
		10,120,793
NEW JERSEY — 6.2%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT 5.38%, 11/1/2035	465,000	464,975
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	532,851
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	124,872
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (b)	100,000	98,498
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT 5.00%, 12/1/2024	540,000	576,484

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	$110,000	$113,557
4.25%, 6/15/2027	635,000	649,743
4.38%, 1/1/2024	565,000	574,552
5.00%, 6/15/2024	100,000	102,995
5.00%, 3/1/2026	495,000	504,249
5.00%, 6/15/2027	500,000	611,290
5.00%, 10/1/2037	100,000	116,247
5.00%, 6/15/2040	840,000	927,392
5.00%, 11/1/2044	500,000	613,476
AMT 5.13%, 9/15/2023	530,000	553,210
AMT 5.13%, 1/1/2039 (b)	720,000	793,792
AMT 5.25%, 9/15/2029	50,000	52,113
5.25%, 1/1/2044	750,000	765,771
AMT 5.75%, 9/15/2027	5,835,000	6,023,788
7.10%, 11/1/2031 (g)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	587,189
Series A, 4.00%, 11/1/2027	525,000	615,491
Series A, 5.00%, 7/1/2033	1,225,000	1,452,571
Series A, 5.00%, 6/1/2036	390,000	434,609
Series A, 5.00%, 6/15/2047	510,000	609,465
Series A, 5.50%, 6/15/2031	500,000	610,235
Series AAA, 4.13%, 6/15/2025	365,000	410,435
Series AAA, 5.00%, 6/15/2036	300,000	355,533
Series AAA, 5.00%, 6/15/2041	500,000	590,177
Series B, Zero Coupon, 7/1/2027 (b)	160,000	149,068
Series B, AMT 5.63%, 11/15/2030	1,000,000	1,103,113
Series BBB, 4.75%, 6/15/2031	665,000	777,119
Series BBB, 5.50%, 6/15/2031	900,000	1,098,423
Series B-REMK 10, 5.00%, 6/15/2043	920,000	1,125,474
Series C, 4.00%, 6/15/2047	155,000	172,416
Series C, 5.00%, 6/15/2047	365,000	436,186
Series DDD, 5.00%, 6/15/2030	540,000	649,617
Series EEE, 5.00%, 6/15/2038	1,205,000	1,485,755
Series K, 5.25%, 12/15/2021 (b)	100,000	100,994
Series MMM, 4.00%, 6/15/2036	335,000	388,295
Series N-1, 5.50%, 9/1/2023 (b)	100,000	109,828
Series NN, 5.00%, 3/1/2024	1,130,000	1,204,294
Series NN, 5.00%, 3/1/2025	310,000	330,232
Series NN, 5.00%, 3/1/2027	100,000	106,395
Series NN, 5.00%, 3/1/2028	505,000	536,839
Security Description	Principal Amount	Value
Series NN, 5.00%, 3/1/2030	$505,000	$536,463
Series PP, 5.00%, 6/15/2025	100,000	111,875
Series PP, 5.00%, 6/15/2031	245,000	272,533
Series QQQ, 4.00%, 6/15/2037	660,000	773,054
Series QQQ, 4.00%, 6/15/2050	210,000	240,040
Series UU, 5.00%, 6/15/2034	355,000	394,118
Series WW, 5.00%, 6/15/2035	500,000	574,359
Series WW, 5.00%, 6/15/2036	240,000	275,283
Series WW, 5.00%, 6/15/2037	390,000	446,803
Series XX, 4.25%, 6/15/2026	2,595,000	2,922,945
Series XX, 4.38%, 6/15/2027	175,000	197,094
Series XX, 5.00%, 6/15/2025	1,450,000	1,681,019
Series XX, 5.00%, 6/15/2026	880,000	1,017,381
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	132,767
3.50%, 7/1/2031	215,000	231,248
Series A, 3.00%, 7/1/2050	655,000	672,073
Series B, 5.00%, 9/1/2036	300,000	352,427
Series B, 5.50%, 9/1/2032	150,000	181,236
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	191,082
5.00%, 10/1/2026	500,000	601,844
5.00%, 9/15/2027	170,000	184,308
5.00%, 10/1/2027	905,000	1,114,415
5.00%, 10/1/2028	100,000	123,515
5.75%, 7/1/2037	970,000	972,869
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	563,290
4.50%, 6/15/2049	990,000	1,160,408
5.00%, 6/15/2028	900,000	1,064,400
5.25%, 6/15/2043	500,000	621,640
Series A, , 12/15/2025	1,610,000	1,531,815
Series A, Zero Coupon, 12/15/2027	820,000	744,397
Series A, Zero Coupon, 12/15/2028	100,000	88,421
Series A, Zero Coupon, 12/15/2029	900,000	773,387
Series A, Zero Coupon, 12/15/2030	265,000	220,974
Series A, Zero Coupon, 12/15/2033	285,000	217,158
Series A, Zero Coupon, 12/15/2035	615,000	440,255
Series A, 4.00%, 12/15/2031	1,315,000	1,542,386
Series A, 5.00%, 6/15/2024	120,000	134,491
Series A, 5.00%, 12/15/2024	270,000	308,198

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2025	$250,000	$294,492
Series A, 5.00%, 12/15/2028	100,000	125,926
Series A, 5.00%, 6/15/2029	175,000	206,392
Series A, 5.00%, 12/15/2029	350,000	438,390
Series A, 5.00%, 6/15/2031	505,000	592,231
Series A, 5.00%, 12/15/2035	1,000,000	1,235,430
Series A, 5.50%, 12/15/2023	1,435,000	1,595,344
Series A, 5.75%, 6/15/2023 (b)	165,000	180,152
Series -A, Zero Coupon, 12/15/2032	1,090,000	856,377
Series -A, Zero Coupon, 12/15/2038	140,000	90,683
Series AA, 3.25%, 6/15/2038	435,000	444,053
Series AA, 4.00%, 6/15/2036	400,000	470,379
Series AA, 4.00%, 6/15/2037	250,000	292,823
Series AA, 4.00%, 6/15/2039	1,000,000	1,164,585
Series AA, 4.00%, 6/15/2040	1,000,000	1,162,805
Series AA, 4.00%, 6/15/2050	5,900,000	6,743,990
Series AA, 4.75%, 6/15/2035	260,000	290,135
Series AA, 4.75%, 6/15/2038	185,000	205,646
Series AA, 5.00%, 6/15/2024	100,000	107,849
Series AA, 5.00%, 6/15/2025	130,000	150,712
Series AA, 5.00%, 6/15/2026	350,000	391,632
Series AA, 5.00%, 6/15/2029	150,000	154,981
Series AA, 5.00%, 6/15/2033	150,000	154,981
Series AA, 5.00%, 6/15/2036	1,305,000	1,396,478
Series AA, 5.00%, 6/15/2038	730,000	785,961
Series AA, 5.00%, 6/15/2044	780,000	858,255
Series AA, 5.00%, 6/15/2045	2,250,000	2,801,527
Series AA, 5.25%, 6/15/2029	90,000	104,668
Series AA, 5.25%, 6/15/2030	280,000	302,036
Series AA, 5.25%, 6/15/2031	125,000	145,224
Series AA, 5.25%, 6/15/2033	120,000	129,163
Series AA, 5.25%, 6/15/2041	200,000	230,052
Series B, 3.50%, 6/15/2046	1,395,000	1,491,329
Series B, 4.00%, 6/15/2036	200,000	228,918
Series B, 4.00%, 6/15/2050	1,355,000	1,520,163
Series B, 5.00%, 6/15/2035	2,000,000	2,473,372
Series B, 5.25%, 12/15/2023 (b)	230,000	254,744
Series BB, 4.00%, 6/15/2037	3,700,000	4,224,113
Series BB, 4.00%, 6/15/2044	390,000	439,130
Series BB, 5.00%, 6/15/2050	500,000	607,511
Series C, Zero Coupon, 12/15/2024 (b)	1,130,000	1,099,376
Series C, Zero Coupon, 12/15/2028 (b)	125,000	111,318
Series C, Zero Coupon, 12/15/2032	700,000	562,917
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	570,633
Series D, 5.00%, 12/15/2024	645,000	736,251
Series D, 5.25%, 12/15/2023	160,000	177,087
Security Description	Principal Amount	Value
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	$300,000	$341,815
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (b)	435,000	514,981
South Jersey Transportation Authority Revenue:
Series A, 5.00%, 11/1/2031 (b)	750,000	954,323
Series A, 5.00%, 11/1/2041 (b)	925,000	1,160,285
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT 5.00%, 1/1/2036	150,000	178,876
Series B, AMT 5.00%, 1/1/2042	750,000	887,059
Series B, AMT 5.00%, 1/1/2048	500,000	587,445
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	189,891
Series A, 3.00%, 6/1/2032	1,100,000	1,236,304
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	5,905,000	7,124,282
Series B, 5.00%, 6/1/2046	6,500,000	7,616,807
		112,643,861
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	370,532
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	180,000	184,203
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	557,745
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (c)	574,000	583,868
		1,696,348
NEW YORK — 9.4%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	440,000	207,337
Series A, 3.00%, 7/15/2043 (b)	700,000	720,480
Series A, 5.00%, 7/15/2042	5,000,000	5,780,568
Build NYC Resource Corp., NY, Revenue:
AMT 5.00%, 1/1/2035 (c)	265,000	295,126

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2039	$250,000	$269,924
5.25%, 11/1/2034	250,000	272,937
5.50%, 11/1/2044	500,000	544,232
Series A, 5.00%, 6/1/2047 (c)	150,000	165,990
Series A, 5.00%, 6/15/2051 (c)	500,000	588,182
Series A1, 5.25%, 6/1/2040 (c)	720,000	739,438
Series A1, 5.50%, 6/1/2055 (c)	610,000	625,836
Series B, 5.00%, 6/1/2055 (c)	1,215,000	1,270,327
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	915,961
Series A, 5.00%, 7/1/2045	725,000	826,907
Series A, 5.00%, 7/1/2051 (c)	800,000	953,375
Series B, 4.00%, 7/1/2044	400,000	456,592
Series B, 4.00%, 7/1/2049	400,000	453,930
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,213
Series A, 5.00%, 6/1/2045	635,000	635,770
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	3,831,642
Series B, Zero Coupon, 1/1/2045	2,000,000	773,401
Series C, Zero Coupon, 1/1/2055	620,000	653,712
Hempstead Town Local Development Corp. Revenue 5.53%, 2/1/2040	850,000	957,906
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	135,812
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,360,457
Jefferson County, NY, Industrial Development Revenue AMT 5.25%, 1/1/2024 (c)	215,000	209,367
Metropolitan Transportation Authority Revenue:
4.00%, 11/15/2034	500,000	517,938
Series A-1, 5.00%, 11/15/2040	560,000	630,971
Series A-1-GROUP 1, 4.00%, 11/15/2041	660,000	769,181
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	623,841
Series A-1-GROUP 1, 5.00%, 11/15/2049	1,500,000	1,796,662
Series B, 5.00%, 11/15/2026	115,000	137,062
Series B, 5.00%, 11/15/2037	625,000	733,252
Series B, 5.00%, 11/15/2052	620,000	737,677
Series B, 5.25%, 11/15/2032	1,000,000	1,108,151
Series C, 4.00%, 11/15/2033	205,000	212,847
Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2032	$550,000	$614,203
Series C-1, 3.25%, 11/15/2036	290,000	308,127
Series C-1, 4.75%, 11/15/2045	825,000	967,407
Series C-1, 5.00%, 11/15/2026	500,000	595,921
Series C-1, 5.00%, 11/15/2029	850,000	1,035,596
Series C-1, 5.00%, 11/15/2031	425,000	491,319
Series C-1, 5.25%, 11/15/2055	3,000,000	3,643,474
Series C-1, 5.25%, 11/15/2056	450,000	528,855
Series C-2, Zero Coupon, 11/15/2027	715,000	655,468
Series C-2, Zero Coupon, 11/15/2032	300,000	238,046
Series C-2, Zero Coupon, 11/15/2040	1,000,000	613,230
Series C-GROUP 2, 4.00%, 11/15/2045 (b)	1,400,000	1,617,899
Series D, 3.00%, 11/15/2032	215,000	226,663
Series D, 4.00%, 11/15/2032	550,000	570,107
Series D, 4.00%, 11/15/2042	2,725,000	3,047,444
Series D, 5.00%, 11/15/2039	585,000	650,836
Series D-3, 4.00%, 11/15/2049	785,000	870,688
Series E, 5.00%, 11/15/2038	1,000,000	1,079,229
Series F, 5.00%, 11/15/2021	100,000	100,543
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	888,493
5.00%, 1/1/2040	590,000	664,407
5.00%, 1/1/2050	500,000	558,519
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	707,388
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	205,401
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	625,322
Series A-3, 5.00%, 6/1/2035	2,385,000	2,416,680
Series A-3, 5.13%, 6/1/2046	635,000	645,051
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (b)	530,000	420,665
Zero Coupon, 3/1/2045 (b)	575,000	306,164
4.00%, 3/1/2045	750,000	845,037
Series A, 5.00%, 1/1/2028 (b)	500,000	620,983

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	$100,000	$101,925
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (b)	340,000	246,010
5.50%, 7/1/2035 (b)	235,000	299,997
5.75%, 10/1/2037 (f)	1,000,000	800,000
Series A, AMT 5.00%, 7/1/2022	690,000	711,137
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,562,017
Series A, 5.00%, 6/1/2045	885,000	892,835
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	1,036,253
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	620,000	619,259
3.75%, 6/1/2045	225,000	228,553
5.00%, 6/1/2045	930,000	1,005,221
New York Liberty Development Corp. Revenue 5.25%, 10/1/2035	825,000	1,160,617
New York State Dormitory Authority Revenue:
4.00%, 8/1/2036	985,000	1,114,211
4.00%, 9/1/2050	500,000	560,841
5.00%, 7/1/2023	535,000	579,509
5.00%, 10/1/2026	165,000	199,111
5.25%, 7/1/2031 (b)	265,000	310,326
Series A, 4.00%, 11/1/2026	360,000	360,390
Series A, 4.00%, 7/1/2034	885,000	1,074,454
Series A, 5.00%, 7/1/2029	1,340,000	1,604,840
Series A, 5.00%, 8/1/2032	130,000	158,285
Series A, 5.00%, 7/1/2034	615,000	709,136
Series A, 5.00%, 7/1/2036	500,000	590,144
New York State Environmental Facilities Corp. Revenue VRN 2.75%, 9/1/2050 (a)	1,475,000	1,545,913
New York State, Convention Center Development Corp. Revenue:
Zero Coupon, 11/15/2045	700,000	353,731
5.00%, 11/15/2026	700,000	821,905
Series B, Zero Coupon, 11/15/2036	235,000	163,654
New York State, Dormitory Authority Revenue:
5.00%, 8/1/2034	915,000	1,108,140
Series A, 4.25%, 5/1/2042	285,000	294,988
Series A, 5.15%, 7/1/2024 (b)	500,000	540,739
Series A, 5.50%, 1/1/2039	400,000	438,843
Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2044	$850,000	$928,241
New York State, Liberty Development Corp. Revenue:
7.25%, 11/15/2044 (c)	2,815,000	3,123,724
Series 1, 5.00%, 11/15/2044 (c)	6,275,000	6,870,308
Series 2, 5.00%, 9/15/2043	150,000	152,802
Series 2, 5.38%, 11/15/2040 (c)	2,095,000	2,334,260
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (b)	1,000,000	1,152,015
Series L, 5.00%, 1/1/2033	610,000	747,424
Series N, 3.00%, 1/1/2049	510,000	535,739
New York State, Transportation Development Corp. Revenue:
AMT 2.25%, 8/1/2026	400,000	409,398
AMT 3.00%, 8/1/2031	330,000	352,995
AMT 4.00%, 10/1/2030	1,000,000	1,167,425
AMT4.00%, 1/1/2036	910,000	1,020,407
4.38%, 10/1/2045	8,410,000	9,738,489
AMT 5.00%, 1/1/2023	475,000	500,697
AMT 5.00%, 8/1/2026	2,790,000	2,795,660
AMT 5.00%, 1/1/2027	350,000	418,855
5.00%, 1/1/2028	275,000	336,651
AMT 5.00%, 1/1/2029	120,000	145,727
AMT 5.00%, 1/1/2030	365,000	440,593
AMT 5.00%, 1/1/2031	2,540,000	3,050,984
AMT 5.00%, 8/1/2031	3,930,000	3,937,838
AMT 5.00%, 1/1/2032	2,000,000	2,399,159
5.00%, 10/1/2035	5,875,000	7,332,263
AMT 5.00%, 1/1/2036	5,500,000	6,569,174
AMT5.00%, 12/1/2036	1,600,000	2,004,633
AMT 5.00%, 10/1/2040	1,035,000	1,278,812
AMT 5.00%, 7/1/2046	1,500,000	1,663,672
AMT 5.25%, 8/1/2031	1,385,000	1,642,691
AMT 5.38%, 8/1/2036	740,000	930,203
Series A, AMT 4.00%, 7/1/2037 (b)	100,000	108,040
Series A, AMT 4.00%, 12/1/2039	1,675,000	1,897,707
Series A, AMT 4.00%, 12/1/2042	1,505,000	1,685,036
Series A, AMT 5.00%, 7/1/2030	170,000	189,735
Series A, 5.00%, 12/1/2035	1,305,000	1,631,501
Series A, AMT 5.00%, 12/1/2037	1,270,000	1,587,549
Series A, AMT 5.00%, 7/1/2041	515,000	571,592
Polk County, OR, Hospital Facility Authority Revenue:
AMT 4.00%, 11/1/2059	610,000	694,557
5.00%, 10/15/2033	515,000	602,940

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue:
Series 221, AMT 4.00%, 7/15/2045	$960,000	$1,100,514
Series 223, AMT 5.00%, 7/15/2056	975,000	1,204,092
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	396,644
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	100,000	101,010
Syracuse, NY, Industrial Development Agency Revenue:
AMT 5.00%, 1/1/2030	150,000	148,492
AMT 5.00%, 1/1/2031	2,070,000	2,033,940
AMT 5.00%, 1/1/2032	100,000	98,031
AMT 5.00%, 1/1/2033	150,000	146,461
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	644,941
Series B, 5.00%, 6/1/2045	6,525,000	7,165,399
Series B, 5.00%, 6/1/2048	2,950,000	3,223,481
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	337,000	369,413
Westchester County, NY, Industrial Development Agency Revenue AMT 7.00%, 6/1/2046 (c)	700,000	740,748
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	287,491
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	187,622
		169,837,928
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	111,463
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,622,133
5.00%, 7/1/2045	500,000	535,487
Series A, 4.00%, 7/1/2044	500,000	533,939
Series A, 5.00%, 7/1/2044	500,000	559,030
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	964,133
North Carolina, Department of Transportation Revenue:
AMT 5.00%, 12/31/2037	250,000	275,283
AMT 5.00%, 6/30/2054	575,000	624,853
		5,226,321
Security Description	Principal Amount	Value
NORTH DAKOTA — 0.0% (d)
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	$135,000	$130,964
OHIO — 4.4%
Akron Bath Copley JT Township Hospital District Revenue 4.00%, 11/15/2038	600,000	695,651
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,389,985
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	679,927
Series B-, Zero Coupon, 6/1/2057	17,500,000	2,801,041
Series B-2, 5.00%, 6/1/2055	39,670,000	44,906,119
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	339,976
City of Cleveland OH Revenue AMT 5.38%, 9/15/2027	1,310,000	1,314,430
Cleveland-Cuyahoga County Port Authority, Tax Allocation 4.50%, 12/1/2055 (c)	100,000	105,874
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	827,653
5.00%, 1/1/2051	750,000	817,095
County of Licking, OH, Health Care Revenue Series A, 5.88%, 7/1/2035	250,000	188,000
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	405,170
County of Wood OH, Revenue 5.00%, 12/1/2042	160,000	168,623
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	298,091
5.00%, 2/15/2042	200,000	233,379
5.00%, 2/15/2057	200,000	231,772
5.25%, 2/15/2047	100,000	118,063
5.50%, 2/15/2052	785,000	934,505
5.50%, 2/15/2057	1,500,000	1,768,840
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,202,574
5.00%, 12/1/2051	1,060,000	1,218,756
Jefferson County Port Authority Revenue AMT3.50%, 12/1/2051 (c)	4,250,000	4,341,170

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (f)	$550,000	$195,250
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	150,400
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (b)	600,000	670,707
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c)	500,000	250,462
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,046,451
5.00%, 2/15/2044	200,000	208,038
Ohio Air Quality Development Authority Revenue:
AMT, VRN 2.50%, 11/1/2042 (a)	1,750,000	1,896,690
2.60%, 6/1/2041 (a)	200,000	210,009
3.25%, 9/1/2029	3,000,000	3,216,914
Ohio State, Air Quality Development Authority Revenue:
AMT 4.25%, 1/15/2038 (c)	215,000	245,595
5.00%, 7/1/2049 (c)	2,270,000	2,606,813
AMT 6.75%, 6/1/2024	700,000	709,154
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	106,493
5.00%, 12/1/2050	1,000,000	1,157,039
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	205,063
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	249,160
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	483,758
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	250,910
5.00%, 12/1/2043	250,000	263,511
5.50%, 12/1/2043	400,000	430,701
5.75%, 12/1/2032	200,000	208,013
6.00%, 12/1/2042	550,000	570,614
		80,318,439
Security Description	Principal Amount	Value
OKLAHOMA — 0.8%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	$555,000	$598,936
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	114,749
Series A, 5.00%, 8/1/2047	935,000	14,025
Series B, 5.00%, 8/15/2028	400,000	493,082
Series B, 5.00%, 8/15/2038	350,000	419,224
Series B, 5.25%, 8/15/2043	3,105,000	3,765,497
Series B, 5.25%, 8/15/2048	2,250,000	2,711,884
Series B, 5.50%, 8/15/2052	1,000,000	1,218,909
Series B, 5.50%, 8/15/2057	3,195,000	3,894,414
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (f)	199,640	998
Series A, 6.88%, 11/1/2046 (f)	33,274	166
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN 5.00%, 6/1/2035 (a)	1,000,000	1,118,200
Series B-REMK-06/11/13, AMT 5.50%, 12/1/2035	700,000	746,448
		15,096,532
OREGON — 0.8%
Multnomah County, OR, Hospital Facilities Authority Revenue:
4.00%, 12/1/2056	4,500,000	4,928,334
Series A, 5.50%, 10/1/2049	1,000,000	1,076,072
Oregon State, Business Development Commission Revenue:
Series A, AMT 6.50%, 4/1/2031 (c) (f)	2,000,000	430,000
Series D, AMT 6.50%, 4/1/2031 (c) (f)	750,000	161,250
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,691,564
Port of Portland OR Airport Revenue:
Series TWENTY-SEVEN-A, AMT 4.00%, 7/1/2050	1,000,000	1,126,852
Series TWENTY-SEVEN-A, AMT 5.00%, 7/1/2038	605,000	755,866
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	300,000	330,745
Series A, 5.00%, 11/15/2046	640,000	746,893
Series A, 5.00%, 11/15/2051	2,200,000	2,559,639
Series A, 5.00%, 11/15/2056	500,000	577,505
		14,384,720

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PENNSYLVANIA — 4.4%
Allegheny County Sanitary Authority Revenue:
5.00%, 12/1/2045	$950,000	$1,097,498
Series B, 4.00%, 6/1/2045	600,000	704,307
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,213,510
AMT 5.75%, 8/1/2042	250,000	256,153
Series A, 4.00%, 4/1/2037	800,000	910,610
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,575,000	1,872,154
5.00%, 5/1/2042 (c)	1,390,000	1,593,914
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	400,000	402,842
Series A, 5.00%, 2/1/2025	600,000	660,249
Series A, 5.00%, 2/1/2028	1,000,000	1,144,603
Series A, 5.00%, 2/1/2030	400,000	468,440
Series A, 5.00%, 2/1/2031	750,000	890,456
Series A, 5.00%, 2/1/2032	790,000	943,459
Series A, 5.00%, 11/1/2040	1,705,000	1,727,338
Series A, 5.00%, 11/1/2044	285,000	288,518
Series B, 5.00%, 2/1/2040 (a)	550,000	597,719
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	1,240,000	1,234,918
4.00%, 11/1/2039	200,000	209,152
4.00%, 11/1/2047	785,000	811,043
5.00%, 11/1/2025	1,065,000	1,190,203
5.00%, 11/1/2026	500,000	567,332
5.00%, 11/1/2028	2,125,000	2,427,393
5.00%, 11/1/2030	980,000	1,110,327
5.00%, 11/1/2034	1,260,000	1,413,159
5.00%, 11/1/2036	400,000	447,218
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	409,893
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	551,815
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	1,016,005
City of Philadelphia PA Water & Wastewater Revenue 5.00%, 11/1/2045	500,000	630,033
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	190,908
Security Description	Principal Amount	Value
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	$295,000	$325,629
5.25%, 1/1/2032	220,000	222,677
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	659,586
Series A, 3.00%, 6/1/2033	750,000	796,012
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	110,259
4.00%, 8/1/2045	170,000	186,333
5.25%, 10/1/2032	115,000	117,260
Delaware County, PA, Industrial Development Authority Revenue Series A, 5.13%, 6/1/2046 (c)	995,000	1,094,881
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	596,883
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	495,000	705,646
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	123,016
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,155,000	1,224,964
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (b)	100,000	97,441
Series B, Zero Coupon, 3/1/2025 (b)	160,000	153,384
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	426,237
5.00%, 3/1/2045	390,000	439,695
5.00%, 12/1/2047	100,000	106,472
5.13%, 7/1/2037	390,000	443,307
5.25%, 7/1/2041	180,000	204,562
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	145,800
4.00%, 11/1/2041	250,000	272,889
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (c)	270,000	278,883
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	281,287

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	$500,000	$625,835
5.00%, 9/1/2031	325,000	403,746
5.00%, 9/1/2035	300,000	369,132
Series A, 5.00%, 10/1/2026	110,000	122,143
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	1,095,000	1,191,074
5.00%, 11/15/2036	100,000	117,597
5.25%, 1/15/2030	1,500,000	1,689,289
5.25%, 1/1/2040	205,000	218,988
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,131,021
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	737,646
5.00%, 8/15/2048	630,000	756,434
Penn Hills School District, General Obligation 3.00%, 10/1/2037	900,000	977,366
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT 5.00%, 6/30/2023	160,000	172,560
AMT 5.00%, 12/31/2028	360,000	426,629
AMT 5.00%, 12/31/2034	5,405,000	6,350,220
Series A-1, 10.00%, 12/1/2040 (c)	345,000	371,159
Series A-2, AMT 10.00%, 12/1/2040 (c)	345,000	371,159
Series A-RE, 6.40%, 12/1/2038	1,850,000	1,417,409
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	90,836
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	171,728
5.00%, 11/1/2027	880,000	904,217
5.00%, 5/1/2035	150,000	176,686
5.00%, 11/1/2036	980,000	1,102,673
5.00%, 5/1/2037	2,000,000	2,044,521
5.00%, 5/1/2042	500,000	510,201
5.00%, 11/1/2042	140,000	142,683
Series A, 5.00%, 5/1/2039 (b)	495,000	620,083
Series A, 5.00%, 9/1/2045	280,000	315,020
Pennsylvania, Turnpike Commission Highway Revenue:
4.00%, 12/1/2046	500,000	578,679
5.00%, 6/1/2030	395,000	461,705
Security Description	Principal Amount	Value
5.00%, 12/1/2036	$600,000	$698,616
Series A, 4.00%, 12/1/2049 (b)	905,000	1,041,097
Series A, 4.00%, 12/1/2051	775,000	901,424
Series A-1, 5.00%, 12/1/2037	380,000	461,729
Series A-2, 5.00%, 12/1/2028	500,000	602,021
Series C, 6.25%, 6/1/2033 (b)	365,000	451,683
Series E, 6.00%, 12/1/2030	1,075,000	1,386,113
Pennsylvania, Turnpike Commission Revenue:
Series A, 4.00%, 12/1/2049	1,395,000	1,599,129
Series B-1, 5.00%, 6/1/2037	345,000	412,987
Philadelphia, PA Airport Revenue 4.00%, 7/1/2046	725,000	830,799
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	324,589
5.00%, 6/15/2050	500,000	542,506
5.38%, 6/15/2050 (c)	570,000	609,864
8.20%, 12/1/2043	330,000	361,671
Series A, 4.00%, 9/1/2047	385,000	425,513
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,215,439
Series A, 5.00%, 7/15/2038	100,000	110,601
Series B, 5.00%, 8/1/2033	110,000	127,614
Series B, 5.00%, 2/1/2037	775,000	966,225
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	377,590
5.00%, 7/1/2031	845,000	988,404
5.00%, 7/1/2032	1,610,000	1,878,715
Series A, 5.63%, 7/1/2042	430,000	443,614
Philadelphia, PA, School District General Obligation Series A, 5.00%, 6/1/2034 (b)	585,000	834,170
Redevelopment Authority of The County of Washington 5.00%, 7/1/2028	400,000	432,125
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	401,094
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	199,543
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	166,141
		80,353,727
PUERTO RICO — 10.6%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	737,849

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 5/15/2043	$3,790,000	$3,810,367
Series A, Zero Coupon, 5/15/2050	8,000,000	1,284,206
Series A, Zero Coupon, 5/15/2057	120,000,000	8,421,780
Series B, Zero Coupon, 5/15/2057	13,200,000	722,466
Commonwealth of Puerto Rico, General Obligation Series A, 5.00%, 7/1/2035 (b)	720,000	726,910
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
5.00%, 7/1/2033 (c)	275,000	351,324
Series A, 4.00%, 7/1/2022	100,000	102,792
Series A, 6.13%, 7/1/2024	245,000	267,751
Series B, 4.00%, 7/1/2042 (c)	3,805,000	4,319,199
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,892,807
Series B, 5.00%, 7/1/2025 (c)	990,000	1,135,152
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,361,151
Series B, 5.00%, 7/1/2033 (c)	11,615,000	14,838,546
Series B, 5.00%, 7/1/2037 (c)	5,035,000	6,334,057
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (b)	350,000	350,807
Series A, 5.00%, 7/1/2031 (b)	165,000	168,971
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (b)	120,000	124,748
Series RR, 5.00%, 7/1/2026 (b)	140,000	140,179
Series V V, 5.25%, 7/1/2025 (b)	710,000	755,137
Series V V, 5.25%, 7/1/2026 (b)	795,000	852,096
Series V V, 5.25%, 7/1/2027 (b)	920,000	1,013,269
Series V V, 5.25%, 7/1/2034 (b)	770,000	837,274
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (b)	120,000	130,927
Series CC, 5.25%, 7/1/2034	1,000,000	1,083,184
Series N, 5.25%, 7/1/2034 (b)	345,000	373,698
Series N, 5.25%, 7/1/2036 (b)	850,000	925,514
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	522,725
Security Description	Principal Amount	Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	$200,000	$200,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (b)	505,000	507,403
Series A, 6.00%, 7/1/2033	100,000	100,277
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033 (b)	100,000	51,079
Series A, Zero Coupon, 7/1/2036 (b)	155,000	78,494
Series A, Zero Coupon, 7/1/2043 (b)	710,000	251,429
Series C, 5.50%, 7/1/2025 (b)	425,000	458,380
Series C, 5.50%, 7/1/2026 (b)	480,000	523,188
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	368,000	351,308
Series A-1, Zero Coupon, 7/1/2027	669,000	603,786
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,964,490
Series A-1, Zero Coupon, 7/1/2031	10,356,000	8,251,938
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,968,799
Series A-1, Zero Coupon, 7/1/2046	29,310,000	9,640,138
Series A-1, Zero Coupon, 7/1/2051	48,555,000	11,541,922
Series A-1, 4.50%, 7/1/2034	2,065,000	2,265,932
Series A-1, 4.55%, 7/1/2040	2,730,000	3,067,883
Series A-1, 4.75%, 7/1/2053	24,300,000	27,190,065
Series A-1, 5.00%, 7/1/2058	27,458,000	31,144,511
Series A-2, 4.33%, 7/1/2040	10,102,000	11,202,228
Series A-2, 4.54%, 7/1/2053	4,058,000	4,487,553
Series A-2, 4.55%, 7/1/2040	100,000	104,103
Series A-2, 4.78%, 7/1/2058	8,824,000	9,892,249
Series A-2-, 4.33%, 7/1/2040	8,179,000	9,069,790
		192,502,331
RHODE ISLAND — 0.1%
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	630,000	104,745

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 6/1/2052	$5,000,000	$786,554
		891,299
SOUTH CAROLINA — 0.5%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 6/1/2046 (c)	600,000	634,093
5.00%, 11/1/2037	500,000	551,477
5.25%, 11/15/2047	1,750,000	1,912,363
Series A, 7.00%, 11/1/2033	270,000	322,844
Series S, 3.00%, 8/15/2038	1,035,000	1,055,146
Series S, 5.25%, 8/15/2033	100,000	115,058
South Carolina State, Ports Authority Revenue:
AMT 4.00%, 7/1/2040	245,000	267,249
Series B, AMT 4.00%, 7/1/2049	1,000,000	1,125,692
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	488,466
Series A, 5.00%, 12/1/2055	255,000	290,730
Series B, 4.00%, 12/1/2056	360,000	399,164
Series B, 5.13%, 12/1/2043	660,000	721,456
Series C, 5.00%, 12/1/2046	155,000	174,548
Series E, 5.25%, 12/1/2055	305,000	356,675
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	211,994
		8,626,955
SOUTH DAKOTA — 0.0% (d)
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	278,544
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	121,142
5.00%, 9/1/2032	215,000	255,745
		655,431
TENNESSEE — 0.6%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	380,314
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	305,000	324,586
Series A-, 4.00%, 8/1/2036	1,000,000	1,155,274
Series A-, 4.00%, 8/1/2037	1,080,000	1,243,446
Series A-, 5.00%, 8/1/2044	550,000	669,549
Series A-, 5.00%, 8/1/2049	1,000,000	1,207,160
Security Description	Principal Amount	Value
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	$650,000	$736,202
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	279,807
Memphis-Shelby County Airport Authority Revenue Series A, AMT 5.00%, 7/1/2049	1,000,000	1,238,017
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	95,802
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	574,085
Series B, AMT 5.00%, 7/1/2043	100,000	114,641
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (c)	430,000	490,050
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	638,276
Series A, 5.50%, 9/1/2047	400,000	374,396
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series C, 5.00%, 2/1/2024	100,000	110,260
Series C, 5.00%, 2/1/2027	945,000	1,126,057
		10,979,922
TEXAS — 4.6%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	663,928
Series A, 4.00%, 8/15/2046	860,000	930,054
Series A, 5.00%, 6/15/2046	225,000	225,502
Series A, 5.00%, 8/15/2048	15,000	16,299
Austin Convention Enterprises, Inc., TX, Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	446,258
Series B, 5.00%, 1/1/2032	1,840,000	1,991,688
Series B, 5.00%, 1/1/2034	300,000	323,102

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Central Texas Regional Mobility Authority Revenue:
3.38%, 1/1/2041	$1,000,000	$1,059,787
Series B, 4.00%, 1/1/2041	200,000	230,662
Series B, 4.00%, 1/1/2051	300,000	339,756
Series B, 5.00%, 1/1/2032	1,150,000	1,502,522
Series B, 5.00%, 1/1/2036	1,040,000	1,332,504
Series B, 5.00%, 1/1/2046	500,000	623,228
Series G, 4.00%, 1/1/2045	1,150,000	1,295,004
Series G, 4.00%, 1/1/2050	2,000,000	2,238,975
City of Austin TX Airport System Revenue:
Series B, AMT 5.00%, 11/15/2037	560,000	701,985
Series B, AMT 5.00%, 11/15/2048	1,000,000	1,227,805
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	101,919
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	612,757
Series D, 5.25%, 8/15/2028	1,000,000	1,150,408
Series D, 6.13%, 8/15/2048	3,010,000	3,462,119
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	117,560
Series A, 4.35%, 12/1/2042	290,000	296,655
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	515,051
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	280,000	307,010
Series A-REF, 5.25%, 9/1/2029	335,000	374,102
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	220,993
4.00%, 8/15/2038	200,000	220,147
5.00%, 8/15/2037	200,000	235,845
Grand Parkway Transportation Corp. Revenue:
4.00%, 10/1/2038	715,000	840,118
4.00%, 10/1/2049	1,085,000	1,241,546
Gulf Coast, TX, Industrial Development Authority Revenue AMT 4.88%, 5/1/2025	650,000	661,308
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	1,101,988
Security Description	Principal Amount	Value
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	$120,000	$123,707
Harris County-Houston, TX, Sports Authority Revenue:
Series H, Zero Coupon, 11/15/2036 (b)	105,000	55,609
Series H, Zero Coupon, 11/15/2040 (b)	420,000	171,127
Series H, Zero Coupon, 11/15/2041 (b)	1,065,000	406,832
Houston, TX, Airport System Revenue:
AMT4.00%, 7/15/2041	965,000	1,026,507
AMT 5.00%, 7/15/2027	2,500,000	2,930,063
Series A, AMT 5.00%, 7/1/2027	610,000	714,468
Series A, AMT 6.50%, 7/15/2030	300,000	301,676
Series B-1, AMT 5.00%, 7/15/2035	3,000,000	3,298,666
Series C, AMT 5.00%, 7/15/2027	1,500,000	1,752,481
Series D, 5.00%, 7/1/2029	115,000	144,590
Series D, 5.00%, 7/1/2035	500,000	619,956
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2037	550,000	699,982
5.00%, 5/15/2038	735,000	933,208
5.00%, 5/15/2039	805,000	860,637
5.00%, 5/15/2040	500,000	630,093
5.00%, 5/15/2041	810,000	1,016,633
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (b)	495,000	598,223
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042 (f)	1,600,000	1,248,000
Mission, TX, Economic Development Corp. Revenue:
AMT 4.63%, 10/1/2031 (c)	3,000,000	3,154,972
AMT 7.75%, 1/1/2045 (c) (f)	923,652	73,892
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	927,109
5.00%, 11/15/2036	1,100,000	1,195,281
5.00%, 1/1/2047	500,000	536,556
5.00%, 7/1/2051	885,000	835,306
5.50%, 1/1/2049	1,000,000	1,040,484
Series A, 5.00%, 7/1/2047	1,000,000	860,000
Series A, 5.38%, 11/15/2036	500,000	537,469
Series A, 5.50%, 7/1/2045	250,000	264,606
Series A, 5.50%, 7/1/2054	100,000	105,441
Series A-1, 5.25%, 1/1/2042	2,500,000	2,466,064
Series A-1, 5.50%, 1/1/2057	2,375,000	2,320,570

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York State, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	$1,375,000	$1,384,561
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	884,293
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (b)	315,000	285,306
4.00%, 1/1/2037	500,000	573,934
4.00%, 1/1/2038	595,000	679,823
Series A, 3.00%, 1/1/2037	500,000	536,741
Series B, 3.00%, 1/1/2046	1,000,000	1,044,576
Series B, 4.00%, 1/1/2040	450,000	529,120
Series B, 4.00%, 1/1/2041	500,000	586,253
Series I, 6.20%, 1/1/2042 (b)	180,000	213,590
Port of Beaumont Navigation District Revenue AMT 4.00%, 1/1/2050 (c)	1,275,000	1,317,407
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	329,234
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	11,401
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,102,072
Series A, 8.00%, 11/15/2049	385,000	426,312
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,375,113
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	241,599
5.50%, 8/1/2027	150,000	187,540
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	535,495
4.50%, 11/15/2021 (f)	715,000	407,550
5.00%, 10/1/2044	200,000	218,498
5.25%, 11/15/2047	110,000	96,153
5.63%, 11/15/2041 (f)	500,000	285,000
6.38%, 2/15/2041 (f)	450,000	315,000
6.75%, 11/15/2047	1,400,000	1,581,291
6.75%, 11/15/2052	300,000	337,251
Series A, 5.00%, 11/15/2037	445,000	515,008
Series B, 4.00%, 11/15/2025	235,000	188,000
Series B, 4.50%, 11/15/2036	190,000	152,000
Series B, 5.00%, 11/15/2046	200,000	228,422
Security Description	Principal Amount	Value
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	$215,000	$249,915
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT 5.00%, 12/31/2040	780,000	874,858
AMT 5.00%, 12/31/2045	350,000	390,061
5.00%, 12/31/2055	490,000	543,519
5.00%, 6/30/2058	1,000,000	1,195,072
6.75%, 6/30/2043	250,000	278,670
7.00%, 12/31/2038	225,000	252,005
Series A, 5.00%, 12/31/2035	830,000	1,038,338
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	559,918
Series C, 5.00%, 8/15/2037	500,000	559,208
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	407,328
6.25%, 9/1/2040	370,000	381,582
6.38%, 9/1/2045	505,000	521,416
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (f)	2,000,000	1,400,000
		83,679,226
U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Revenue:
Series A, 5.00%, 10/1/2025	410,000	410,952
Series A, 5.00%, 10/1/2029	2,345,000	2,350,446
Series A, 5.00%, 7/1/2031	1,435,000	1,406,354
Series A, 5.00%, 10/1/2032	415,000	410,964
Series A1, 4.50%, 10/1/2024	295,000	291,833
Series A1, 5.00%, 10/1/2029	100,000	100,232
Series A1, 5.00%, 10/1/2039	345,000	345,801
Series B, 5.00%, 10/1/2024	100,000	100,164
Series B, 5.00%, 10/1/2025	730,000	719,302
Series B, 5.25%, 10/1/2029	895,000	879,452
Series B, 6.63%, 10/1/2029	675,000	680,483
Series B, 6.75%, 10/1/2037	100,000	100,812
Series C, 5.00%, 10/1/2030	1,000,000	993,917
		8,790,712
UTAH — 0.5%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT 8.00%, 12/1/2039 (c) (f)	320,000	268,489
Military Installation Development Authority Revenue:
Series A-1, 4.00%, 6/1/2052	1,000,000	1,013,728
Series A-2, 4.00%, 6/1/2052	6,000,000	6,056,610

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Salt Lake City Corp., Airport Revenue Series A, AMT 5.00%, 7/1/2028	$150,000	$182,150
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	1,140,650
		8,661,627
VERMONT — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	970,754
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,112,260
		2,083,014
VIRGINIA — 1.8%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	90,000	89,378
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	650,543
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	353,287
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	51,714
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	300,842
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	405,121
Farms New Kent Community Development Authority, Special Assessment 3.75%, 3/1/2036 (c)	4,300,000	4,620,998
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	1,199,527
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	255,188
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,148,608
Security Description	Principal Amount	Value
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	$10,000	$10,782
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	1,022,214
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	844,285
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	272,971
Series A, 5.00%, 1/1/2049	2,000,000	2,168,194
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	2,124,498
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	218,319
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,459,835
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	751,016
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	955,917
Virginia State, Small Business Financing Authority Revenue:
4.00%, 12/1/2041	2,000,000	2,225,059
4.00%, 12/1/2051	3,000,000	3,306,434
AMT 5.00%, 7/1/2034	2,500,000	2,527,405
AMT 5.00%, 12/31/2052	335,000	396,198
5.25%, 10/1/2029	1,000,000	1,138,306
Series C, 5.00%, 6/1/2047	1,000,000	1,064,866
Series SR, AMT 5.50%, 1/1/2042	275,000	284,619
		32,846,124
WASHINGTON — 2.3%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Series A, 5.25%, 9/1/2032	500,000	522,526
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	455,156
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	246,859

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Port of Seattle, WA, Airport Authority Revenue Series C, AMT 5.00%, 5/1/2031	$130,000	$155,026
Port of Seattle, WA, Industrial Development Corp. Revenue AMT 5.00%, 4/1/2030	2,000,000	2,119,837
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	201,066
Washington State Convention Center Public Facilities District Revenue:
3.00%, 7/1/2048	3,000,000	3,022,562
3.00%, 7/1/2058	1,810,000	1,738,581
4.00%, 7/1/2031	700,000	819,388
4.00%, 7/1/2032	3,695,000	4,308,414
4.00%, 7/1/2034	320,000	369,463
4.00%, 7/1/2048	1,010,000	1,129,999
4.00%, 7/1/2058	1,685,000	1,882,319
5.00%, 7/1/2058	170,000	202,687
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (c) (f)	100,000	75,000
7.50%, 1/1/2032 (c)	260,000	195,000
Series S, AMT Zero Coupon, 1/1/2033 (c)	160,000	126,355
Series S, AMT 7.50%, 1/1/2032 (c) (f)	495,000	371,250
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	680,671
4.00%, 7/1/2042	200,000	225,759
5.00%, 9/1/2045	895,000	1,123,826
Series A-, 4.00%, 8/1/2044	2,050,000	2,323,873
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,635,944
5.00%, 1/1/2051 (c)	3,000,000	3,223,736
5.00%, 7/1/2051 (c)	1,250,000	1,342,505
5.00%, 1/1/2056 (c)	5,285,000	5,657,527
Series A, 5.00%, 1/1/2031 (c)	100,000	110,741
Series A, 5.00%, 1/1/2044 (c)	605,000	680,468
Series A, 5.00%, 1/1/2046 (c)	1,000,000	1,085,631
Series A, 5.00%, 1/1/2051 (c)	820,000	888,882
Series A, 5.00%, 7/1/2051 (c)	1,000,000	1,030,538
Series A, 5.00%, 1/1/2055 (c)	2,200,000	2,454,506
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,476,957
Series A, 7.00%, 7/1/2050 (c)	500,000	548,147
		42,431,199
Security Description	Principal Amount	Value
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	$750,000	$782,840
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	418,345
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	257,083
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	1,004,011
West Virginia Economic Development Authority Revenue AMT, VRN 5.00%, 7/1/2045 (a)	2,250,000	2,443,053
West Virginia Hospital Finance Authority Revenue 5.00%, 1/1/2043	1,000,000	1,200,821
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	147,806
		6,253,959
WISCONSIN — 2.7%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	764,678
Public Finance Authority Revenue:
AMT 4.00%, 8/1/2035	940,000	958,151
AMT4.00%, 7/1/2041	2,595,000	2,662,192
AMT4.25%, 7/1/2054	4,500,000	4,632,748
4.50%, 6/1/2056 (c)	1,000,000	992,513
5.00%, 9/1/2030 (c)	400,000	433,733
5.00%, 3/1/2037 (c)	625,000	714,988
5.00%, 9/1/2039 (c)	770,000	836,009
5.00%, 1/1/2042 (c)	100,000	108,107
5.00%, 12/1/2055 (c)	2,000,000	2,233,456
5.00%, 1/1/2056 (c)	265,000	282,508
5.25%, 3/1/2035 (c)	750,000	828,686
5.25%, 5/15/2052 (c)	1,300,000	1,421,365
5.88%, 4/1/2045	530,000	599,696
5.88%, 6/15/2047 (c)	800,000	818,808
6.75%, 12/1/2042 (c)	2,000,000	2,245,257
7.00%, 12/1/2050 (c)	3,000,000	3,390,658
Series A, 5.00%, 11/15/2024 (c)	420,000	439,435
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,626,159
Series A, 5.00%, 6/15/2037 (c)	425,000	443,591

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2046 (c)	$1,000,000	$1,028,567
Series A, 5.00%, 6/15/2049 (c)	310,000	328,036
Series A, 5.13%, 6/1/2048 (c)	350,000	384,172
Series A, 5.25%, 3/1/2045 (c)	1,000,000	1,150,849
Series A, 5.25%, 3/1/2055 (c)	1,810,000	2,068,690
Series A, 5.35%, 12/1/2045	1,000,000	1,177,902
Series A, 5.38%, 7/15/2047 (c)	500,000	561,440
Series A, 6.00%, 7/15/2042	250,000	256,856
Series A, 6.50%, 9/1/2048	480,000	434,489
Series A, 6.75%, 8/1/2031 (c)	980,000	1,090,826
Series A-, 5.20%, 6/1/2037	1,000,000	1,066,473
Series A1, 6.25%, 1/1/2038 (c)	500,000	395,154
Series A1, 6.38%, 1/1/2048 (c)	925,000	705,627
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	373,154
Series B, Zero Coupon, 1/1/2067 (c)	920,000	15,747
Series B, 3.75%, 7/1/2051 (a) (c) (f)	2,075,993	1,387,014
Series S, 6.25%, 10/1/2031 (c)	200,000	202,263
Wisconsin Center District Revenue Series D, Zero Coupon, 12/15/2060 (b)	1,000,000	230,981
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	130,047
5.00%, 11/15/2026	565,000	644,611
5.00%, 8/1/2032	50,000	53,386
5.00%, 8/1/2037	150,000	159,109
5.00%, 8/1/2039	1,100,000	1,165,574
5.00%, 11/1/2039	1,000,000	1,125,867
5.00%, 11/1/2046	1,250,000	1,393,416
5.00%, 7/1/2048	290,000	300,367
5.50%, 5/1/2034	350,000	361,429
3.50%, 7/1/2040	100,000	107,291
4.00%, 7/1/2046	335,000	366,467
Series A, 4.00%, 7/1/2048	425,000	449,809
Series A, 4.13%, 7/1/2053	595,000	629,934
Series A, 5.00%, 7/1/2038	500,000	541,657
Series A, 5.25%, 8/1/2048	100,000	104,658
Series B, 5.00%, 9/15/2037	590,000	609,401
Series B, 5.00%, 2/15/2042	150,000	171,901
Series B, 5.00%, 9/15/2045	1,000,000	1,030,293
		48,636,195
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,740,938,009)		1,806,987,258

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (h) (i) (Cost $7,945,869)	7,945,869	$7,945,869
TOTAL INVESTMENTS — 100.2% (Cost $1,748,883,878)		1,814,933,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,391,915)
NET ASSETS — 100.0%		$1,811,541,212
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	1.3%
Assured Guaranty Municipal Corp.	1.2%
Ambac Financial Group	0.3%
Build America Mutual Assurance Company	0.3%
Assured Guaranty Corp.	0.2%
XL Capital Assurance Inc.	0.0%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2021.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$1,806,987,258	$0(a)	$1,806,987,258
Short-Term Investment	7,945,869	—	—	7,945,869
TOTAL INVESTMENTS	$7,945,869	$1,806,987,258	$0	$1,814,933,127
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2021.
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,746,897	$9,746,897	$40,229,014	$42,030,042	$—	$—	7,945,869	$7,945,869	$788
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2022	$3,090,000	$3,226,461
Series A, 5.00%, 9/1/2023	3,950,000	4,307,804
Series B, 5.00%, 9/1/2023	5,750,000	6,270,854
Series B, 5.00%, 9/1/2024	3,560,000	4,042,730
Series B, 5.00%, 9/1/2026	2,500,000	3,031,424
Alabama, Public School and College Authority Revenue Series A, 5.00%, 11/1/2025	670,000	792,588
Jefferson, AL Revenue:
5.00%, 9/15/2022	1,000,000	1,045,054
5.00%, 9/15/2025	1,100,000	1,291,607
Jefferson, AL, General Obligation:
Series A, 5.00%, 4/1/2023	3,375,000	3,609,318
Series A, 5.00%, 4/1/2024	2,750,000	3,063,564
University of Alabama Revenue 5.00%, 7/1/2024	725,000	816,940
		31,498,344
ARIZONA — 1.8%
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,895,967
5.00%, 7/1/2024	9,450,000	10,653,445
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	1,000,000	1,166,879
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,564,536
Series B, 5.00%, 7/1/2023	8,000,000	8,668,482
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,111,039
5.00%, 1/1/2024	6,275,000	6,941,593
5.00%, 1/1/2025	4,670,000	5,368,077
5.00%, 1/1/2026	2,010,000	2,386,752
Series A, 5.00%, 1/1/2023	4,355,000	4,615,287
Series A, 5.00%, 1/1/2024	1,965,000	2,173,742
Series A, 5.00%, 1/1/2026	8,350,000	9,922,853
Arizona, State 5.00%, 9/1/2022	185,000	193,083
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2023	3,960,000	4,293,803
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	103,589
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,866,930
Security Description	Principal Amount	Value
Maricopa County, AZ, Community College District, General Obligation 5.00%, 7/1/2022	$355,000	$367,821
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2022	250,000	258,991
Series D, 5.00%, 7/1/2026	3,200,000	3,849,666
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,307,649
5.00%, 7/1/2024	6,200,000	6,991,705
State of Arizona Series A, 5.00%, 10/1/2023	760,000	832,315
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	6,024,301
		92,558,505
ARKANSAS — 0.0% *
Arkansas, State General Obligation:
5.00%, 6/15/2022	500,000	516,804
5.00%, 6/15/2023	565,000	610,726
		1,127,530
CALIFORNIA — 18.2%
Bay Area Toll Authority Revenue VRN2.85%, 4/1/2047 (a)	500,000	536,548
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	4,500,000	5,425,748
Series 2016, 5.00%, 10/1/2023	500,000	547,645
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	256,702
California State Public Works Board Revenue:
Series A, 5.00%, 2/1/2026 (b)	25,020,000	29,745,039
Series B, 5.00%, 5/1/2023	1,000,000	1,075,044
Series B, 5.00%, 5/1/2024	1,200,000	1,345,424
Series B, 5.00%, 10/1/2024	905,000	1,031,295
Series B, 5.00%, 5/1/2025	1,475,000	1,713,999
Series B, 5.00%, 5/1/2026	1,100,000	1,319,076
Series C, 5.00%, 11/1/2022	4,410,000	4,638,611
Series C, 5.00%, 11/1/2023	5,240,000	5,757,030
Series C, 5.00%, 11/1/2024	7,290,000	8,332,492
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (a)	5,000,000	5,154,157
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	132,864

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	$600,000	$633,629
5.00%, 12/1/2025	800,000	950,734
5.00%, 12/1/2026	670,000	822,042
Series AW, 5.00%, 12/1/2022	1,530,000	1,615,753
Series AX, 5.00%, 12/1/2022	3,500,000	3,696,167
Series BA, 5.00%, 12/1/2022	575,000	607,227
Series BB, 5.00%, 12/1/2023	2,330,000	2,571,926
Series BB, 5.00%, 12/1/2024	12,730,000	14,620,096
Series BB, 5.00%, 12/1/2025	8,165,000	9,703,424
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	827,873
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	10,520,409
4.00%, 9/1/2022	700,000	724,496
4.00%, 10/1/2023	10,000,000	10,756,321
4.00%, 11/1/2023	3,655,000	3,943,991
4.00%, 4/1/2024	10,000,000	10,944,894
4.00%, 10/1/2024	37,530,000	41,733,979
4.00%, 3/1/2026	5,000,000	5,757,604
5.00%, 8/1/2022	790,000	821,646
5.00%, 9/1/2022	3,080,000	3,215,731
5.00%, 11/1/2022	28,035,000	29,494,564
5.00%, 8/1/2023	3,850,000	4,187,531
5.00%, 9/1/2023	325,000	354,767
5.00%, 10/1/2023	10,000,000	10,955,008
5.00%, 11/1/2023	1,450,000	1,594,665
5.00%, 4/1/2024	15,050,000	16,845,960
5.00%, 8/1/2024	20,120,000	22,823,617
5.00%, 9/1/2024	510,000	580,432
5.00%, 10/1/2024	5,500,000	6,279,945
5.00%, 11/1/2024	5,000,000	5,726,624
5.00%, 4/1/2025	700,000	812,722
5.00%, 8/1/2025	810,000	951,102
5.00%, 10/1/2025	2,000,000	2,361,281
5.00%, 11/1/2025	29,970,000	35,480,212
5.00%, 12/1/2025	14,000,000	16,618,715
5.00%, 8/1/2026	6,190,000	7,490,875
5.00%, 12/1/2026	17,500,000	21,371,406
Series B, 5.00%, 8/1/2022	2,680,000	2,787,357
Series B, 5.00%, 8/1/2024	10,000,000	11,343,746
California, State University Revenue:
Series A, 5.00%, 11/1/2022	4,460,000	4,692,695
Series A, 5.00%, 11/1/2023	3,450,000	3,791,927
Chabot-Las Positas Community College District, General Obligation Series B, 5.00%, 8/1/2024	5,960,000	6,760,873
Security Description	Principal Amount	Value
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	$30,995,000	$35,122,108
City of Long Beach CA Harbor Revenue 5.00%, 5/15/2025	6,520,000	7,601,644
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	657,822
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,309,183
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,544,502
East Side Union High School District, General Obligation:
Series C, 2.00%, 8/1/2025	10,000,000	10,588,853
Series C, 3.00%, 8/1/2023	1,000,000	1,050,498
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,504,494
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,078,764
Long Beach, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2022	5,000,000	5,159,505
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2025	4,995,000	5,838,446
Series A, 5.00%, 6/1/2023	735,000	793,660
Series A, 5.00%, 7/1/2023	3,675,000	3,982,757
Series A, 5.00%, 7/1/2025	4,080,000	4,779,112
Series A, 5.00%, 6/1/2026	4,500,000	5,434,982
Series A, 5.00%, 7/1/2026	4,280,000	5,182,388
Series B, 5.00%, 7/1/2022	800,000	828,832
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	520,029
Series I, 3.00%, 8/1/2023	250,000	262,812
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,865,709
Series C, 5.00%, 5/15/2023	1,200,000	1,292,843
Series C, 5.00%, 5/15/2024	600,000	673,412
Los Angeles, CA, Department of Water & Power Power System Revenue Series B, 5.00%, 7/1/2024	19,900,000	22,476,202

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	$1,720,000	$1,864,039
Los Angeles, CA, Department of Water & Power System Revenue:
Series B, 5.00%, 7/1/2023	11,000,000	11,917,146
Series C, 5.00%, 7/1/2025	3,715,000	4,350,056
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2023	660,000	712,674
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,844,224
Series A, 5.00%, 11/1/2024	8,490,000	9,544,862
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2022	1,000,000	1,035,964
Series A, 5.00%, 7/1/2023	21,640,000	23,448,243
Series A, 5.00%, 7/1/2024	19,225,000	21,708,165
Series A, 5.00%, 7/1/2025	6,465,000	7,567,517
Series A, 5.00%, 7/1/2026	14,660,000	17,689,659
Series B-1, 5.00%, 7/1/2024	1,845,000	2,083,306
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,620,379
Metropolitan Water District of Southern California Revenue:
Series A, 2.50%, 7/1/2025	1,250,000	1,345,788
Series A, 5.00%, 7/1/2024	500,000	564,729
Series B, 4.00%, 10/1/2023	4,785,000	5,146,900
Series B, 4.00%, 10/1/2024	3,000,000	3,336,049
Series B, 4.00%, 10/1/2025	1,465,000	1,673,600
Series B, 5.00%, 8/1/2024	555,000	627,339
Series C, 5.00%, 7/1/2023	1,500,000	1,626,165
Series C, 5.00%, 7/1/2024	2,000,000	2,261,269
Miracosta, State Community College District, General Obligation Series B, 4.00%, 8/1/2023	4,000,000	4,278,602
Mountain, CA, View Los Altos Union High School District, General Obligation Series B, 3.00%, 8/1/2022	5,200,000	5,323,024
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 5.00%, 11/1/2024	650,000	743,598
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,394,217
5.00%, 2/15/2024	6,300,000	7,003,907
5.00%, 10/15/2024	31,055,000	35,418,436
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,441,686
Security Description	Principal Amount	Value
Palm Springs Unified School District, General Obligation Series A, 2.00%, 8/1/2022	$750,000	$761,374
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2022	585,000	608,384
Riverside Unified School District, General Obligation Series B, 4.00%, 8/1/2022	2,000,000	2,063,802
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,839,228
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (a)	7,500,000	8,032,719
Series E, 5.00%, 8/15/2022	3,860,000	4,023,229
Series E, 5.00%, 8/15/2024	3,610,000	4,096,914
Series F, 5.00%, 8/15/2025	3,125,000	3,675,384
San Diego County Water Authority Revenue Series A-REV, 5.00%, 5/1/2026	2,250,000	2,709,411
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,789,434
Series C-1, 5.00%, 8/1/2025	1,695,000	1,990,268
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,189,318
Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,400,245
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2023	3,280,000	3,602,916
5.00%, 11/1/2024	4,845,000	5,537,850
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	100,367
San Francisco, Unified School District, General Obligation:
4.00%, 6/15/2024	3,605,000	3,960,514
4.00%, 6/15/2025	10,740,000	12,141,967
Series B, 4.00%, 6/15/2024	2,445,000	2,686,118
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,863,158
Series B, 4.00%, 9/1/2023	1,200,000	1,286,822

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	$3,260,000	$3,388,924
San Juan, Unified School District, General Obligation:
3.00%, 8/1/2024	7,045,000	7,578,547
3.00%, 8/1/2025	2,500,000	2,739,922
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	4,905,000	5,765,586
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	525,000	562,880
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	4,838,907
Series A, 5.00%, 6/1/2023	4,385,000	4,734,202
Sonoma County, CA, Junior College District, General Obligation Series B, 4.00%, 8/1/2022	10,000,000	10,319,011
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	255,000	271,997
Series B, 5.00%, 8/1/2022	12,150,000	12,589,427
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,363,562
5.00%, 7/1/2025	2,400,000	2,811,243
5.00%, 7/1/2026	750,000	907,736
State Center Community College District, General Obligation Series B, 3.00%, 8/1/2023	16,155,000	16,976,866
State of California, General Obligation:
4.00%, 12/1/2022	1,800,000	1,880,063
4.00%, 10/1/2025	8,750,000	9,984,691
5.00%, 10/1/2026	2,800,000	3,404,911
University of California, Revenue:
Series A, 5.00%, 11/1/2021	525,000	526,928
Series B-2-REMK 7/, 0.55%, 11/1/2049 (a)	4,000,000	3,971,700
Series BE, 5.00%, 5/15/2023	1,600,000	1,724,332
Series BE, 5.00%, 5/15/2024	1,500,000	1,685,626
		919,292,223
COLORADO — 1.4%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,928,098
Boulder Valley School District No Re-2 Boulder, General Obligation Series B, 3.00%, 12/1/2022	500,000	516,456
Security Description	Principal Amount	Value
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	$2,000,000	$2,287,839
Series A, 5.00%, 11/15/2025	1,050,000	1,242,241
Series A-1, 5.00%, 11/15/2023	2,000,000	2,199,971
Series A-3, 5.00%, 11/15/2022	9,200,000	9,692,884
County of Denver, CO, General Obligation Series B, 5.00%, 8/1/2023	10,825,000	11,774,031
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,674,116
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,797,136
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,551,555
5.00%, 12/15/2024	3,900,000	4,477,248
5.00%, 12/15/2025	4,225,000	5,009,885
5.00%, 12/15/2026	4,650,000	5,668,821
State of Colorado:
Series A, 5.00%, 12/15/2024	2,750,000	3,152,292
Series A, 5.00%, 12/15/2025	7,250,000	8,580,255
		71,552,828
CONNECTICUT — 2.6%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2017 B-2-REMK 7/1/20, 0.55%, 7/1/2037 (a)	4,305,000	4,324,328
Connecticut, State General Obligation:
Series A, 3.00%, 4/15/2024	500,000	534,529
Series A, 5.00%, 4/15/2023	1,840,000	1,975,428
Series B, 4.00%, 6/1/2026	7,445,000	8,626,985
Series C, 3.00%, 6/1/2023	1,430,000	1,496,548
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (a)	12,000,000	11,984,794
Series A, 5.00%, 7/1/2025	1,860,000	2,175,684
Series C-2, 5.00%, 7/1/2057 (a)	34,630,000	36,827,100
State of Connecticut, General Obligation:
Series 2021 A, 3.00%, 1/15/2026	5,000,000	5,530,678
Series 2021 A, 4.00%, 1/15/2026	5,300,000	6,086,740
Series A, 5.00%, 4/15/2026	6,500,000	7,800,156

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.00%, 6/1/2025	$1,750,000	$1,915,042
Series B, 5.00%, 4/15/2023	1,000,000	1,073,602
Series B, 5.00%, 2/15/2025	4,805,000	5,550,307
Series B, 5.00%, 2/15/2026	12,000,000	14,326,048
Series B, 5.00%, 2/15/2027	2,000,000	2,453,869
Series C, 4.00%, 6/1/2026	1,075,000	1,245,669
Series D, 5.00%, 7/15/2025	3,500,000	4,100,719
Series D, 5.00%, 7/15/2026	5,000,000	6,045,445
Series F, 5.00%, 9/15/2024	1,005,000	1,143,611
State of Connecticut, Special Tax Revenue:
Series A, 4.00%, 5/1/2023	2,050,000	2,172,967
Series A, 5.00%, 5/1/2025	855,000	992,545
Series C, 5.00%, 1/1/2026 (b)	500,000	591,664
		128,974,458
DELAWARE — 0.8%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,702,930
5.00%, 3/1/2024	880,000	980,766
5.00%, 2/1/2025	2,780,000	3,207,923
Series A, 5.00%, 2/1/2022	875,000	888,870
Series A, 5.00%, 3/1/2024	1,040,000	1,159,087
Series A, 5.00%, 10/1/2024	5,000,000	5,702,593
Series A, 5.00%, 1/1/2025	3,265,000	3,756,486
Series A, 5.00%, 2/1/2025	4,315,000	4,979,204
Series D, 5.00%, 7/1/2022	575,000	595,679
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	273,981
State of Delaware, General Obligation 5.00%, 2/1/2026	7,425,000	8,853,740
		38,101,259
DISTRICT OF COLUMBIA — 1.8%
District of Columbia, General Obligation:
Series A, 5.00%, 3/1/2023	505,000	539,247
Series A, 5.00%, 6/1/2023	2,720,000	2,936,135
Series A, 5.00%, 10/15/2023	9,000,000	9,871,712
Series A, 5.00%, 3/1/2024	1,780,000	1,981,996
Series A, 5.00%, 3/1/2025	6,040,000	6,983,422
Series A, 5.00%, 3/1/2026	9,340,000	11,152,723
Series A, 5.00%, 10/15/2026	5,000,000	6,081,358
Series B, 5.00%, 6/1/2026	1,695,000	2,039,361
Series C, 5.00%, 10/1/2026	5,000,000	6,074,703
Series D, 5.00%, 6/1/2022	525,000	541,811
Series D, 5.00%, 6/1/2023	3,325,000	3,589,209
Series D, 5.00%, 6/1/2024	505,000	567,925
Series D, 5.00%, 6/1/2026	7,495,000	9,015,662
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (a)	8,250,000	8,562,967
Security Description	Principal Amount	Value
Washington Convention & Sports Authority, Revenue Series A, 5.00%, 10/1/2022	$3,000,000	$3,140,737
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 5.00%, 7/15/2024	2,000,000	2,260,576
Series A, 5.00%, 7/15/2025	2,000,000	2,342,445
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,447,483
Series B, 5.00%, 10/1/2023	3,000,000	3,282,715
Series B, 5.00%, 10/1/2024	2,000,000	2,273,962
Washington, Metropolitan Area Transit Authority Revenue:
Series A-1, 5.00%, 7/1/2025	500,000	583,237
Series B, 5.00%, 7/1/2022	2,500,000	2,588,953
		88,858,339
FLORIDA — 2.5%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,422,832
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	10,775,000	12,120,664
Series A, 5.00%, 6/1/2025	9,745,000	11,367,262
Series B, 5.00%, 6/1/2022	555,000	572,734
Series B, 5.00%, 6/1/2024	1,065,000	1,198,005
Series B, 5.00%, 6/1/2026	1,000,000	1,203,674
Series C, 5.00%, 6/1/2024	3,940,000	4,432,057
Series D, 5.00%, 6/1/2024	4,880,000	5,489,452
Series E, 5.00%, 6/1/2022	125,000	128,994
Series E, 5.00%, 6/1/2025	3,030,000	3,534,408
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	3,310,000	3,585,371
Series A, 5.00%, 7/1/2024	1,450,000	1,636,434
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,796,895
Florida, State Department of Transportation Turnpike System Revenue:
Series A, 5.00%, 7/1/2022	500,000	517,944
Series B, 5.00%, 7/1/2025	9,275,000	10,849,175
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	562,444
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	150,000	155,383
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	375,000
Series A, 5.00%, 10/1/2022	3,125,000	3,273,294

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	$275,000	$284,680
5.00%, 7/1/2023	6,855,000	7,411,494
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	7,933,228
Series A, 5.00%, 10/1/2024	5,750,000	6,543,182
JEA Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2024	500,000	569,615
Series A, 5.00%, 10/1/2025	2,070,000	2,440,322
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	558,470
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	206,902
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2021	500,000	500,000
Series A, 5.00%, 10/1/2023	500,000	547,645
Series A, 5.00%, 10/1/2026	700,000	851,228
Palm Beach County, School District:
5.00%, 8/1/2025	785,000	917,179
Series A, 5.00%, 8/1/2023	12,045,000	13,077,838
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,640,727
5.00%, 10/1/2024	1,250,000	1,422,029
State of Florida, General Obligation:
5.00%, 7/1/2023	620,000	671,580
5.00%, 7/1/2026	3,900,000	4,701,918
Series B, 5.00%, 6/1/2025	2,600,000	3,032,825
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,212,388
		124,745,272
GEORGIA — 3.0%
Athens-Clarke County Unified Government, General Obligation 5.00%, 12/1/2026	9,395,000	11,473,392
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,250,131
City of Atlanta GA Department of Aviation Revenue Series A, 5.00%, 7/1/2026	5,735,000	6,899,324
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	794,617
Security Description	Principal Amount	Value
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	$5,320,000	$5,991,531
Georgia, State General Obligation:
Series A, 5.00%, 8/1/2025	15,500,000	18,200,092
Series A, 5.00%, 7/1/2026	4,500,000	5,439,365
Series A-1, 5.00%, 2/1/2022	175,000	177,774
Series A-1, 5.00%, 2/1/2023	1,225,000	1,303,397
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	12,500,000	15,109,348
Series C, 5.00%, 7/1/2025	3,000,000	3,512,831
Series C-1, 4.00%, 1/1/2025	2,265,000	2,533,761
Series C-1, 5.00%, 1/1/2023	4,500,000	4,770,118
Series E, 5.00%, 12/1/2025	5,640,000	6,694,968
Series E, 5.00%, 12/1/2026	750,000	917,626
Series F, 5.00%, 1/1/2023	500,000	530,013
Series F, 5.00%, 7/1/2025	8,110,000	9,496,354
Series F, 5.00%, 1/1/2026	500,000	595,111
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	570,926
Henry County School District, General Obligation:
4.00%, 8/1/2025	1,105,000	1,254,240
4.00%, 8/1/2026	2,500,000	2,902,721
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,691,755
Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 9/1/2025	2,000,000	2,353,158
Series B, 5.00%, 9/1/2025	19,325,000	22,729,163
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	550,021
State of Georgia, General Obligation:
Series A, 5.00%, 2/1/2026	4,280,000	5,107,627
Series A, 5.00%, 8/1/2026	2,500,000	3,029,378
		151,878,742
HAWAII — 0.9%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	660,000	712,657
5.00%, 3/1/2026	650,000	775,839
Series B, 5.00%, 3/1/2025	14,780,000	17,077,674
Series D, 5.00%, 8/1/2025	4,825,000	5,653,461
Series E, 5.00%, 9/1/2024 (a)	10,000,000	10,775,475
Hawaii, State General Obligation:
Series EY, 5.00%, 10/1/2021	140,000	140,000
Series EZ, 5.00%, 10/1/2022	150,000	157,180
Series FE, 5.00%, 10/1/2022	120,000	125,744
Series FG, 5.00%, 10/1/2022	2,775,000	2,907,824

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series FH, 5.00%, 10/1/2022	$4,850,000	$5,082,143
Series FK, 5.00%, 5/1/2025	1,005,000	1,168,233
Series FN-REF, 5.00%, 10/1/2024	500,000	569,615
Series FT, 5.00%, 1/1/2022	500,000	505,874
Series FW, 5.00%, 1/1/2024	1,200,000	1,327,190
State of Hawaii, General Obligation Series FG, 5.00%, 10/1/2024	575,000	655,058
		47,633,967
ILLINOIS — 0.9%
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	602,386
4.00%, 7/1/2026	2,100,000	2,404,714
5.00%, 1/1/2022	395,000	399,658
5.00%, 1/1/2023	500,000	530,013
5.00%, 1/1/2024	7,995,000	8,834,797
5.00%, 1/1/2025	2,895,000	3,323,697
5.00%, 7/1/2025	9,500,000	11,093,059
5.00%, 1/1/2026	8,460,000	10,037,897
5.00%, 7/1/2026	1,000,000	1,204,060
Series A, 5.00%, 10/1/2025	2,000,000	2,354,322
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,206,755
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	265,551
Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2023	2,900,000	3,139,668
State of Illinois Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	185,934
		46,582,511
INDIANA — 0.4%
City of Indianapolis Department of Public Utilities Water System Revenue Series A, 5.00%, 10/1/2026	2,690,000	3,272,627
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	531,930
5.00%, 2/1/2024	1,500,000	1,666,841
5.00%, 2/1/2025	5,910,000	6,815,469
Series A, 5.00%, 12/1/2022	125,000	131,991
Series A, 5.00%, 6/1/2024	545,000	613,684
Series A, 5.00%, 6/1/2025	1,175,000	1,371,071
Series A, 5.00%, 6/1/2026	2,315,000	2,786,505
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,191,715
		18,381,833
Security Description	Principal Amount	Value
IOWA — 0.3%
Iowa, State Revenue:
5.00%, 6/15/2022	$810,000	$837,456
5.00%, 6/15/2023	2,255,000	2,436,694
5.00%, 6/15/2026	500,000	600,723
Series A, 5.00%, 6/1/2023	9,025,000	9,734,282
		13,609,155
KANSAS — 0.3%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	1,045,000	1,090,953
Series A, 5.00%, 9/1/2023	7,500,000	8,182,394
Johnson County, Unified School District No. 233, General Obligation:
Series B, 5.00%, 9/1/2022	1,000,000	1,044,069
Series B, 5.00%, 9/1/2023	850,000	926,825
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,324,066
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,616,434
		16,184,741
KENTUCKY — 0.0% *
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	107,935
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 5.00%, 11/15/2021	500,000	502,777
		610,712
LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue Series B, 5.00%, 5/1/2025	1,740,000	2,021,937
Louisiana, State General Obligation Series C, 5.00%, 8/1/2023	125,000	135,935
State of Louisiana Revenue:
5.00%, 9/1/2025	1,500,000	1,758,494
5.00%, 9/1/2026	1,150,000	1,387,642
State of Louisiana, General Obligation:
Series A, 5.00%, 3/1/2024	7,460,000	8,302,740
Series A, 5.00%, 3/1/2025	9,830,000	11,354,534
Series A, 5.00%, 3/1/2026	1,100,000	1,311,369
		26,272,651
MAINE — 0.4%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	180,604
Series B, 5.00%, 6/1/2023	50,000	53,991

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2023	$4,250,000	$4,589,191
Series D, 5.00%, 6/1/2026	3,785,000	4,555,906
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	258,934
State of Maine, General Obligation:
Series B, 4.00%, 6/1/2025	1,500,000	1,695,299
Series B, 5.00%, 6/1/2024	2,230,000	2,509,133
Series B, 5.00%, 6/1/2025	3,000,000	3,499,414
Series B, 5.00%, 6/1/2026	2,990,000	3,598,985
		20,941,457
MARYLAND — 6.1%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,415,115
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,248,763
5.00%, 3/1/2025	6,675,000	7,717,606
Series B, 5.00%, 10/15/2022	555,000	582,476
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2025	2,480,000	2,927,335
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,239,835
County of Harford MD, General Obligation Series B, 5.00%, 7/1/2025	8,115,000	9,488,997
County of Montgomery MD, General Obligation Series A, 5.00%, 8/1/2026	15,500,000	18,749,214
County of Prince George's MD, General Obligation Series A, 5.00%, 7/15/2024	5,000,000	5,652,932
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2023	8,240,000	8,863,799
5.00%, 11/1/2023	5,005,000	5,501,042
5.00%, 3/15/2024	1,400,000	1,562,034
5.00%, 9/1/2025	500,000	588,290
5.00%, 10/1/2025	18,565,000	21,902,424
5.00%, 10/1/2026	10,090,000	12,272,032
5.00%, 12/1/2026	17,615,000	21,525,676
Maryland, State General Obligation:
5.00%, 6/1/2023	9,785,000	10,565,938
5.00%, 6/1/2024	2,500,000	2,812,219
Series A, 5.00%, 3/15/2022	200,000	204,358
Series A, 5.00%, 3/15/2023	300,000	320,943
Series A, 5.00%, 8/1/2023	925,000	1,006,095
Series A, 5.00%, 3/15/2024	10,000,000	11,157,389
Series A, 5.00%, 8/1/2026	1,235,000	1,493,889
Series B, 5.00%, 8/1/2024	3,345,000	3,788,390
Series B, 5.00%, 8/1/2025	14,160,000	16,603,076
Series C, 5.00%, 8/1/2023	500,000	543,835
Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2024	$500,000	$566,276
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	256,835
5.00%, 5/1/2023	1,500,000	1,611,081
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	16,000,000	17,670,998
Series A, 5.00%, 11/1/2021	500,000	501,837
Series A, 5.00%, 11/1/2022	1,580,000	1,662,434
Series A, 5.00%, 11/1/2023	15,765,000	17,323,993
Series A, 5.00%, 12/1/2023	1,960,000	2,161,264
Series B, 4.00%, 11/1/2025	13,335,000	15,225,563
Series B, 5.00%, 11/1/2021	125,000	125,459
Series C, 5.00%, 10/1/2025	520,000	613,028
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	669,404
Series A, 5.00%, 7/15/2023	12,520,000	13,589,059
Series A, 5.00%, 9/15/2023	5,000,000	5,466,038
Series A, 5.00%, 7/15/2024	14,860,000	16,800,514
Series A, 5.00%, 7/15/2025	5,150,000	6,029,679
Series B, 4.00%, 7/15/2022	105,000	108,154
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/15/2025	5,350,000	6,263,842
Series A, 5.00%, 9/15/2026	3,180,000	3,860,247
State of Maryland Department of Transportation Revenue 5.00%, 5/1/2025	940,000	1,093,404
State of Maryland, General Obligation Series A, 5.00%, 8/1/2026	10,000,000	12,096,267
Washington, MD, Suburban Sanitary Commission, Revenue 5.00%, 6/1/2023	3,000,000	3,237,339
		309,666,417
MASSACHUSETTS — 4.9%
Boston, MA, General Obligation:
Series A, 5.00%, 11/1/2022	7,640,000	8,038,608
Series A, 5.00%, 5/1/2023	3,000,000	3,228,102
Series A, 5.00%, 11/1/2023	4,655,000	5,116,353
Series A, 5.00%, 11/1/2024	7,475,000	8,548,902
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2024	1,505,000	1,625,600
Series A, 5.00%, 6/15/2025	860,000	966,099
Commonwealth of Massachusetts, General Obligation:
Series A, 5.00%, 9/1/2026 (b)	26,445,000	32,077,544
Series B, 5.00%, 7/1/2025	2,300,000	2,691,298
Series B, 5.00%, 7/1/2026	5,595,000	6,754,187

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2026	$2,055,000	$2,480,760
Series E, 5.00%, 11/1/2025	3,805,000	4,501,191
Series E, 5.00%, 11/1/2026	4,015,000	4,893,996
Massachusetts Bay Transportation Authority Sales Tax Revenue 4.00%, 5/1/2025	20,000,000	22,516,668
Massachusetts, Bay Transportation Authority, Assessment Revenue Series A, 5.00%, 7/1/2025	3,400,000	3,981,209
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 5.00%, 10/15/2025	6,900,000	8,159,779
Series C-GREE, ETM5.00%, 8/1/2023	200,000	217,095
Series C-GREEN, 5.00%, 8/1/2023	690,000	750,360
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
5.00%, 7/1/2024	2,500,000	2,819,970
5.00%, 7/1/2025	2,500,000	2,919,226
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,428,816
Massachusetts, State Clean Water Trust, Revenue:
Series 20, 5.00%, 2/1/2025	1,300,000	1,500,576
Series 2017, 5.00%, 8/1/2022	1,545,000	1,606,890
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	598,842
Massachusetts, State Development Finance Agency Revenue Series A, 5.00%, 7/15/2022	555,000	576,088
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2024	3,500,000	3,780,465
Series A, 5.00%, 6/15/2023	980,000	1,012,967
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	2,978,396
Series A, 5.00%, 1/1/2024	3,675,000	4,066,271
Series A, 5.00%, 7/1/2025	8,000,000	9,361,035
Series B, 5.00%, 7/1/2023	2,250,000	2,438,010
Series B, 5.00%, 7/1/2024	1,595,000	1,800,547
Series C, 5.00%, 2/1/2023	6,725,000	7,154,456
Series C, 5.00%, 10/1/2026	500,000	608,020
Series E, 3.00%, 12/1/2023	8,000,000	8,477,203
Series E, 5.00%, 11/1/2022	9,690,000	10,193,402
Series E, 5.00%, 11/1/2023	5,720,000	6,285,648
Series E, 5.00%, 11/1/2024	10,825,000	12,376,594
Security Description	Principal Amount	Value
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	$2,865,000	$3,221,988
Series A, 5.00%, 6/1/2023	5,780,000	6,240,293
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	6,320,000	7,415,674
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,458,906
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	552,758
Series A, 5.00%, 1/1/2039 (a)	6,610,000	6,995,668
Series C, 5.00%, 1/1/2024	2,205,000	2,437,663
University of Massachusetts Building Authority Revenue:
Series 2019-1, 5.00%, 5/1/2025	500,000	581,986
Series 2019-1, 5.00%, 5/1/2026	4,190,000	5,034,989
Series 2021-1-SENIOR, 5.00%, 11/1/2025	4,000,000	4,735,430
		245,206,528
MICHIGAN — 0.7%
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,480,295
Michigan, State Building Authority Revenue:
5.00%, 4/15/2025	2,000,000	2,322,081
Series I-A, 5.00%, 10/15/2022	200,000	209,987
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2023	3,500,000	3,832,779
5.00%, 4/15/2024	2,500,000	2,797,325
Series I, 5.00%, 4/15/2022	50,000	51,292
Series I, 5.00%, 4/15/2023	1,500,000	1,610,643
State of Michigan Trunk Line Revenue:
5.00%, 11/15/2025	1,290,000	1,527,920
Series A, 5.00%, 11/15/2024	1,000,000	1,145,262
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2023	3,745,000	4,014,344
Series A, 5.00%, 4/1/2024	5,160,000	5,766,149
Series A, 5.00%, 4/1/2025	3,170,000	3,676,870
Series A, 5.00%, 4/1/2026	2,200,000	2,634,787
		33,069,734
MINNESOTA — 1.8%
City of Minneapolis MN, General Obligation 3.00%, 12/1/2025	8,740,000	9,651,788

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	$820,000	$973,085
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,076,976
Minnesota, State General Obligation:
Series A, 5.00%, 10/1/2021	100,000	100,000
Series A, 5.00%, 8/1/2024	600,000	679,532
Series A, 5.00%, 8/1/2025	15,845,000	18,591,987
Series A, 5.00%, 8/1/2026	520,000	629,558
Series B, 5.00%, 8/1/2022	1,740,000	1,809,998
Series B, 5.00%, 8/1/2025	700,000	821,356
Series D, 5.00%, 8/1/2022	1,300,000	1,352,298
Series E, 3.00%, 8/1/2024	5,500,000	5,919,770
Series E, 3.00%, 8/1/2025	12,150,000	13,335,450
Series E, 5.00%, 10/1/2023	3,685,000	4,036,145
State of Minnesota, General Obligation Series B, 5.00%, 9/1/2026	15,550,000	18,872,265
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2022	8,190,000	8,649,030
Series B, 5.00%, 12/1/2023	500,000	551,228
Series B, 5.00%, 12/1/2024	580,000	664,929
		89,715,395
MISSOURI — 0.4%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	183,178
Metropolitan State Louis Sewer District, Revenue Series A, 5.00%, 5/1/2025	850,000	989,046
Missouri, State Board of Public Buildings Revenue:
Series B, 5.00%, 10/1/2022	1,950,000	2,043,536
Series B, 5.00%, 10/1/2025	10,760,000	12,675,601
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	4,980,000	5,238,714
		21,130,075
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	211,113
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	5,970,666
Series A, 4.00%, 7/15/2024	1,125,000	1,240,773
		7,422,552
Security Description	Principal Amount	Value
NEVADA — 1.2%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	$415,000	$416,518
5.00%, 6/1/2022	120,000	123,834
5.00%, 6/1/2024	6,900,000	7,759,762
Series A, 5.00%, 11/1/2023	260,000	285,597
Series B, 5.00%, 12/1/2025	1,150,000	1,360,931
County of Clark NV Revenue 5.00%, 7/1/2025	14,950,000	17,481,270
Las Vegas Valley, NV, Water District, General Obligation:
Series 2020A, 5.00%, 6/1/2025	7,720,000	8,992,897
Series A, 5.00%, 6/1/2024	600,000	674,250
Series B, 5.00%, 6/1/2024	3,755,000	4,219,683
Series B, 5.00%, 6/1/2025	500,000	582,442
Las Vegas Valley, Water District, General Obligation Series C, 5.00%, 6/1/2026	14,340,000	17,238,699
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,120,911
		60,256,794
NEW JERSEY — 0.2%
County of Union NJ,General Obligation:
Series A & B, 3.00%, 3/1/2022	580,000	586,783
Series A & B, 3.00%, 3/1/2025	500,000	544,624
Series A & B, 3.00%, 3/1/2026	4,165,000	4,559,206
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	719,724
4.00%, 10/1/2025	535,000	606,851
New Jersey Educational Facilities Authority Revenue Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	702,566
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	2,135,000	2,313,793
Series B, 5.00%, 7/1/2025	1,535,000	1,797,399
		11,830,946
NEW MEXICO — 1.3%
New Mexico, State Finance Authority Revenue:
5.00%, 6/1/2026	1,765,000	2,119,977
Series A, 5.00%, 6/15/2023	5,000,000	5,404,652
Series A, 5.00%, 6/15/2024	8,000,000	9,003,590
Series A, 5.00%, 6/15/2025	3,600,000	4,204,709
Series A, 5.00%, 6/15/2026	3,400,000	4,093,667

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2022	$250,000	$257,988
New Mexico, State General Obligation Series B, 5.00%, 3/1/2025	500,000	578,836
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	9,635,000	11,258,523
Series B, 4.00%, 7/1/2022	335,000	344,591
Series B, 4.00%, 7/1/2023	965,000	1,028,865
State of New Mexico Severance Tax Permanent Fund Revenue Series A, 5.00%, 7/1/2026	15,000,000	18,084,300
State of New Mexico, General Obligation:
5.00%, 3/1/2023	2,395,000	2,557,418
5.00%, 3/1/2026	5,000,000	5,975,235
		64,912,351
NEW YORK — 15.4%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	535,648
City of New York NY, General Obligation:
Series A-1, 5.00%, 8/1/2025	14,310,000	16,773,003
Series A-1, 5.00%, 8/1/2026	17,000,000	20,536,614
Series B-1, 5.00%, 11/1/2026	18,060,000	21,973,461
Series C, 5.00%, 8/1/2023	660,000	717,735
Series C, 5.00%, 8/1/2024	11,245,000	12,728,741
Series C, 5.00%, 8/1/2025	7,500,000	8,790,882
Series C-1, 5.00%, 8/1/2023	2,120,000	2,305,453
Series C-1, 5.00%, 8/1/2025	1,120,000	1,312,772
Series J-10-REMK 10/1, 5.00%, 8/1/2026	3,790,000	4,578,457
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,778,483
Series J-SUBSER-J3-REMK 12/18, 5.00%, 8/1/2022	2,215,000	2,303,541
Erie County Industrial Development Agency Revenue 5.00%, 5/1/2026	1,000,000	1,198,659
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 2/1/2023	20,000,000	21,216,930
Series B-1-SUB-REMK 3/18/2021, 3.00%, 11/1/2022	500,000	515,075
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,672,136
Series 2018, 5.00%, 5/1/2022	500,000	513,669
Security Description	Principal Amount	Value
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	$3,100,000	$3,502,230
5.00%, 7/1/2025	1,000,000	1,170,129
Series A, 5.00%, 7/1/2023	500,000	541,872
Series A, 5.00%, 7/1/2024	685,000	773,678
Series B, 5.00%, 7/1/2023	600,000	650,246
New York & New Jersey, NY, Port Authority Revenue 5.00%, 10/15/2021	155,000	155,229
New York City Transitional Finance Authority Building Aid Revenue:
ETM5.00%, 7/15/2023	1,030,000	1,116,863
Series S-1, 5.00%, 7/15/2025	530,000	621,164
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.00%, 11/1/2021	500,000	501,837
5.00%, 5/1/2026	2,100,000	2,520,341
5.00%, 11/1/2026	12,200,000	14,857,277
Series A-1, 5.00%, 11/1/2025	9,725,000	11,495,707
Series A-1, 5.00%, 11/1/2026	4,000,000	4,871,238
Series B-1, 5.00%, 8/1/2026	3,000,000	3,627,288
New York City Water & Sewer System Revenue:
4.00%, 6/15/2024	6,240,000	6,867,795
5.00%, 6/15/2025	750,000	877,187
Series A, 5.00%, 6/15/2023	200,000	216,293
Series CC, 5.00%, 6/15/2023	2,250,000	2,271,460
Series CC-, 5.00%, 6/15/2025	8,905,000	10,415,136
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,208,151
Series DD2, 5.00%, 6/15/2024	12,000,000	12,691,861
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2022	5,000	5,088
ETM5.00%, 2/15/2023	125,000	133,124
5.00%, 2/15/2024	9,500,000	10,558,081
5.00%, 10/1/2024	1,060,000	1,203,840
5.00%, 10/1/2025 (c) (d)	1,200,000	1,411,031
Series A, 5.00%, 9/15/2023	2,500,000	2,733,019
Series A, 5.00%, 9/15/2024	10,000,000	11,380,382
Series A, 5.00%, 7/1/2025	660,000	772,017
Series A, 5.00%, 9/15/2025	9,000,000	10,601,029
Series A, 5.00%, 3/15/2026	11,695,000	13,994,015
Series B, ETM5.00%, 2/15/2023	1,500,000	1,597,596
New York State Environmental Facilities Corp. Revenue 5.00%, 6/15/2026	3,945,000	4,757,999
New York State Urban Development Corp., Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	711,323

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2024	$615,000	$693,394
5.00%, 6/15/2026	46,415,000	56,028,322
Series DD-2, 5.00%, 6/15/2025	2,635,000	2,910,839
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	160,000	166,090
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	643,984
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,638,167
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	40,000	41,506
Series S-1, 5.00%, 7/15/2022	200,000	207,535
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,625,000	16,440,216
5.00%, 11/1/2024	14,915,000	17,047,889
5.00%, 11/1/2025	15,795,000	18,670,919
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	6,089,048
Series 1-REMK 1/9/20, 5.00%, 11/1/2022	1,000,000	1,052,174
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,841,304
Series A, 5.00%, 8/1/2023	4,300,000	4,676,155
Series A-1, 5.00%, 8/1/2022	100,000	104,014
Series A-1, 5.00%, 8/1/2023	6,870,000	7,469,387
Series A-1, 5.00%, 8/1/2024	1,000,000	1,132,250
Series C, 5.00%, 11/1/2021	90,000	90,331
Series C, 5.00%, 11/1/2022	350,000	368,261
Series C, 5.00%, 11/1/2025	500,000	591,039
Series C-1, 5.00%, 5/1/2023	16,000,000	17,211,261
Series C-SUBORDINATE, 5.00%, 11/1/2021	300,000	301,102
Series D-S, 5.00%, 11/1/2024	10,000,000	11,430,030
Series D-S, 5.00%, 11/1/2025	1,500,000	1,773,117
New York, NY, General Obligation:
Series A, 5.00%, 8/1/2023	17,615,000	19,155,923
Series A, 5.00%, 8/1/2026	550,000	664,420
Series A-1, 5.00%, 8/1/2023	525,000	570,926
Series B-1, 5.00%, 10/1/2025	1,065,000	1,255,065
Series C, 5.00%, 8/1/2022	1,505,000	1,565,160
Series C, 5.00%, 8/1/2023	4,165,000	4,529,345
Series C, 5.00%, 8/1/2024	865,000	979,134
Series E, 5.00%, 8/1/2022	740,000	769,580
Series E, 5.00%, 8/1/2023	5,000,000	5,437,390
Series E, 5.00%, 8/1/2024	18,195,000	20,595,770
Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2025	$2,250,000	$2,637,265
Subseries D, 5.00%, 8/1/2038 (a)	20,000,000	21,567,538
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	107,697
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	190,363
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	1,485,000	1,557,948
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2022	1,220,000	1,263,969
Series A, 5.00%, 10/1/2022	2,450,000	2,568,022
Series A, 5.00%, 7/1/2023	740,000	801,835
Series A, 5.00%, 10/1/2023	8,785,000	9,598,282
Series A, 5.00%, 7/1/2024	1,380,000	1,554,651
Series A, 5.00%, 10/1/2024	1,575,000	1,787,211
Series B, 5.00%, 10/1/2024	600,000	681,419
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021	215,000	215,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2026	5,440,000	6,490,897
Series A, 5.00%, 7/1/2022	655,000	678,606
Series A, 5.00%, 3/15/2024	7,000,000	7,807,050
Series B, 5.00%, 2/15/2026	5,840,000	6,968,169
Series D, 5.00%, 2/15/2023	9,950,000	10,601,573
Series D, 5.00%, 2/15/2024	9,680,000	10,764,797
Series D, 5.00%, 2/15/2025	3,500,000	4,041,226
Series D, 5.00%, 2/15/2026	22,530,000	26,882,336
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2023	26,995,000	28,875,428
Series A, 5.00%, 3/15/2025	500,000	579,357
Series C, 5.00%, 3/15/2023	930,000	994,782
Series C, 5.00%, 3/15/2025	4,780,000	5,538,655
Series E, 5.00%, 3/15/2022	640,000	653,974
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	3,973,283
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2023	500,000	540,822
5.00%, 6/15/2024	585,000	659,232
5.00%, 6/15/2026	1,000,000	1,206,083
Series 2017A, 5.00%, 6/15/2023	540,000	584,088
Series A, 5.00%, 6/15/2023	3,655,000	3,953,409
Series A, 5.00%, 6/15/2024	1,400,000	1,577,649
Series A, 5.00%, 6/15/2025	2,590,000	3,027,136

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2026	$5,615,000	$6,772,158
Series B-SUB, 5.00%, 6/15/2026	720,000	868,380
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	432,540
Series A, 5.00%, 2/15/2024	500,000	556,495
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	9,450,000	10,942,794
Series A, 5.00%, 3/15/2024	5,270,000	5,879,048
Series E, 5.00%, 3/15/2023	125,000	133,707
Series E GROUP 1, 5.00%, 3/15/2025	25,000,000	28,949,190
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	35,844,051
Port Authority of New York & New Jersey Revenue:
5.00%, 7/15/2023	725,000	786,770
5.00%, 11/15/2024	1,430,000	1,636,765
Series 222, 5.00%, 7/15/2026	3,125,000	3,778,403
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	8,728,016
Series C, 5.00%, 1/15/2026	3,475,000	4,134,592
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A-2, VRN2.00%, 5/15/2045 (a)	1,100,000	1,146,969
Series B, 5.00%, 11/15/2024	510,000	583,399
Utility Debt Securitization Authority Revenue:
Series B, 5.00%, 12/15/2023	1,325,000	1,337,708
Series B, 5.00%, 6/15/2024	1,000,000	1,033,753
Series B, 5.00%, 12/15/2024	1,040,000	1,099,961
Westchester County, NY, General Obligation Series D, 5.00%, 12/15/2024	600,000	688,807
		776,667,090
NORTH CAROLINA — 2.4%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	251,938
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,105,000	10,283,710
5.00%, 7/1/2025	2,000,000	2,341,887
5.00%, 7/1/2026	1,850,000	2,236,183
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,489,979
County of Wake NC, General Obligation Series A, 5.00%, 3/1/2025	7,950,000	9,206,429
Security Description	Principal Amount	Value
Guilford County, NC, General Obligation 5.00%, 3/1/2022	$725,000	$739,426
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,009,721
5.00%, 3/1/2024	9,045,000	10,080,717
5.00%, 3/1/2026	1,750,000	2,093,870
Series A, 5.00%, 9/1/2023	1,255,000	1,369,946
Series A, 5.00%, 4/1/2025	4,520,000	5,247,861
Mecklenburg County, NC, Public Facilities Corp. Revenue 5.00%, 2/1/2023	4,760,000	5,064,630
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	280,000
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2022	2,500,000	2,580,053
Series A, 5.00%, 6/1/2023	15,000,000	16,197,146
Series A, 5.00%, 6/1/2025	10,000,000	11,672,662
Series B, 5.00%, 6/1/2023	1,000,000	1,079,810
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	145,000
5.00%, 10/1/2023	1,250,000	1,368,587
State of North Carolina Revenue Series B, 5.00%, 5/1/2026	5,625,000	6,754,317
State of North Carolina, General Obligation:
Series A, 5.00%, 6/1/2026	3,000,000	3,614,092
Series B, 5.00%, 6/1/2025	625,000	729,541
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,755,239
5.00%, 3/1/2026	650,000	775,840
Series A, 5.00%, 12/1/2022	125,000	132,006
Series A, 5.00%, 8/1/2023	5,000,000	5,436,428
Series A, 5.00%, 3/1/2026	1,400,000	1,675,096
		118,612,114
OHIO — 3.2%
City of Cincinnati OH, General Obligation:
5.00%, 12/1/2023	2,115,000	2,331,212
5.00%, 12/1/2025	500,000	592,162
Cleveland Department of Public Utilities Division of Water Revenue Series DD, 5.00%, 1/1/2023	665,000	704,745
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,590,012
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,763,915
Series A, 3.00%, 8/15/2023	795,000	836,430
Series A, 5.00%, 4/1/2024	1,850,000	2,068,305

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2026	$9,000,000	$10,769,818
County of Cuyahoga OH Revenue Series D, 5.00%, 12/1/2025	10,000,000	11,797,980
Gahanna-Jefferson City School District, General Obligation 2.00%, 12/1/2023 (c) (d)	2,015,000	2,091,838
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	105,569
Miami University, OH, Revenue:
5.00%, 9/1/2022	500,000	522,034
5.00%, 9/1/2025	3,020,000	3,544,279
Ohio State University Revenue:
5.00%, 12/1/2025	6,000,000	7,114,123
5.00%, 12/1/2026	2,600,000	3,178,140
Series A, 5.00%, 12/1/2022	750,000	792,216
Series A, 5.00%, 12/1/2024	10,000,000	11,467,698
Series A, 5.00%, 12/1/2025	2,500,000	2,964,218
Ohio, State General Obligation:
Series A, 5.00%, 9/1/2023	325,000	354,701
Series A, 5.00%, 3/15/2025	1,000,000	1,115,032
Series A, 5.00%, 5/1/2025	5,165,000	6,007,906
Series A, 5.00%, 6/15/2025	2,995,000	3,498,084
Series A, 5.00%, 5/1/2026	1,250,000	1,501,457
Series B, 5.00%, 8/1/2023	130,000	141,372
Series B, 5.00%, 9/15/2024	2,500,000	2,844,803
Series B, 5.00%, 9/15/2025	650,000	765,455
Series S, 5.00%, 5/1/2023	105,000	112,949
Series T, 5.00%, 11/1/2025	7,825,000	9,256,719
Series V, 5.00%, 5/1/2023	5,725,000	6,158,404
Ohio, State Infrastructure Project Revenue:
5.00%, 10/1/2024	2,600,000	2,960,327
Series 1-GARVEE, 5.00%, 12/15/2025	1,885,000	2,235,180
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,474,129
Series 2019-1, 5.00%, 12/15/2023	2,500,000	2,760,541
Series 2019-1, 5.00%, 12/15/2024	2,000,000	2,296,024
Series 2019-1, 5.00%, 12/15/2025	655,000	776,680
Series B, 5.00%, 10/1/2025	2,550,000	3,003,976
Ohio, State Water Development Authority Revenue:
5.00%, 6/1/2023	700,000	755,745
5.00%, 12/1/2023	6,500,000	7,170,433
5.00%, 6/1/2024	500,000	562,728
Series A, 5.00%, 12/1/2025	500,000	593,298
Series A, 5.00%, 6/1/2026	3,960,000	4,772,630
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	330,943
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2024	$3,325,000	$3,742,144
Series B, 5.00%, 12/1/2024	6,675,000	7,656,964
Series B, 5.00%, 12/1/2025	1,480,000	1,756,162
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2026	1,000,000	1,221,390
State of Ohio, General Obligation:
ETM5.00%, 8/1/2025	5,000,000	5,864,709
Series A, 5.00%, 5/1/2026	1,000,000	1,201,166
Series A, 5.00%, 6/15/2026	2,820,000	3,399,699
Series B, 5.00%, 9/15/2026	1,000,000	1,214,459
		160,740,903
OKLAHOMA — 0.7%
City of Tulsa OK, General Obligation:
5.00%, 3/1/2023	500,000	533,981
5.00%, 3/1/2025	2,950,000	3,405,343
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	541,505
Oklahoma County, Independent School District, General Obligation:
Series A, 0.05%, 7/1/2022	500,000	499,495
Series A, 2.50%, 7/1/2023	14,100,000	14,655,544
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,547,665
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	659,924
Series D, 5.00%, 1/1/2024	505,000	558,406
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,298,262
Series A, 5.00%, 9/1/2025	800,000	939,222
Series A, 5.00%, 1/1/2026	4,250,000	5,048,584
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	166,976
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	229,154
		34,084,061
OREGON — 0.7%
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2023	600,000	640,778
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,703,664
5.00%, 6/15/2025	2,230,000	2,601,897

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	$125,000	$125,697
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	8,098,479
Series A, 5.00%, 5/1/2024	11,000,000	12,339,103
Series A, 5.00%, 5/1/2025	770,000	895,661
Portland, OR, Sewer System Revenue Series A, 5.00%, 5/1/2023	6,470,000	6,960,872
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	822,007
		35,188,158
PENNSYLVANIA — 2.2%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 5/15/2025	9,245,000	10,753,332
5.00%, 7/15/2025	7,000,000	8,187,053
5.00%, 5/15/2026	10,035,000	12,047,454
Series 2020, 5.00%, 5/1/2025	16,950,000	19,689,896
Series 2020, 5.00%, 5/1/2026	1,500,000	1,798,739
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	550,085
Pennsylvania, State General Obligation:
5.00%, 3/1/2022	850,000	866,878
5.00%, 9/15/2024	1,000,000	1,137,604
5.00%, 1/1/2025	4,000,000	4,593,727
5.00%, 1/1/2024	605,000	669,269
Series 2016, 5.00%, 9/15/2023	615,000	672,070
Series 2018A, 5.00%, 3/1/2024	28,500,000	31,741,510
Series D, 5.00%, 8/15/2022	200,000	208,350
Series REF, 5.00%, 1/15/2023	9,500,000	10,085,320
Series REF, 5.00%, 1/15/2024	5,260,000	5,827,993
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	296,668
		109,125,948
SOUTH CAROLINA — 0.6%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2023	650,000	696,749
Series A, 5.00%, 4/1/2025	17,190,000	19,951,618
County of Florence SC, General Obligation 5.00%, 6/1/2023	2,000,000	2,158,923
Security Description	Principal Amount	Value
Fort Mill School District No 4, General Obligation Series B, 5.00%, 3/1/2024	$1,250,000	$1,392,492
Richmond County, Board of Education, General Obligation Series A, 5.00%, 3/1/2026	1,750,000	2,090,487
South Carolina, State General Obligation Series A, 5.00%, 4/1/2024	4,985,000	5,574,568
		31,864,837
TENNESSEE — 0.8%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	8,235,000	9,578,918
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,604,556
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,661,498
Series A, 5.00%, 4/1/2025	1,880,000	2,181,315
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	1,000,000	1,106,468
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series B, 5.00%, 5/15/2023	1,200,000	1,293,046
Series B, 5.00%, 7/1/2023	750,000	812,670
Series B, 5.00%, 7/1/2025	1,000,000	1,168,503
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,613,072
Tennessee, State General Obligation:
Series A, 5.00%, 2/1/2023	4,970,000	5,287,382
Series A, 5.00%, 2/1/2026	3,405,000	4,061,813
		40,369,241
TEXAS — 10.2%
Austin Independent School District, General Obligation:
5.00%, 8/1/2025 (d)	475,000	556,164
5.00%, 8/1/2026 (d)	1,250,000	1,508,721
Austin, TX, Electric Utility System Revenue:
Series A, 5.00%, 11/15/2021	325,000	326,805
Series A, 5.00%, 11/15/2026	500,000	608,152
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,688,014
5.00%, 8/1/2025 (d)	3,800,000	4,449,308
Series 2019, 5.00%, 8/1/2023 (d)	660,000	717,735

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	$165,000	$165,914
5.00%, 11/15/2023	3,315,000	3,648,679
Series 2017, 5.00%, 11/15/2022	1,145,000	1,206,475
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	532,424
5.00%, 2/15/2024	1,325,000	1,472,711
5.00%, 2/15/2025	2,015,000	2,324,616
5.00%, 2/15/2026	8,495,000	10,117,314
Birdville, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (d)	245,000	249,355
Board of Regents of the University of Texas System Revenue Series H, 5.00%, 8/15/2025	2,300,000	2,699,274
Brazosport Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	530,000	564,521
5.00%, 2/15/2025 (d)	6,500,000	7,498,761
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	526,845
City of Austin TX, General Obligation 5.00%, 9/1/2026 (b)	9,105,000	11,022,489
City of Conroe, Independent School District, General Obligation:
5.00%, 2/15/2026 (d)	2,475,000	2,948,838
Series A, 5.00%, 2/15/2025 (d)	2,000,000	2,307,311
Series A, 5.00%, 2/15/2026 (d)	2,400,000	2,859,479
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,445,957
5.00%, 3/1/2025	9,630,000	11,109,337
City of Houston TX, General Obligation Series A, 5.00%, 3/1/2026	3,500,000	4,172,538
Collin County, TX, Community College District, General Obligation:
5.00%, 8/15/2023	8,955,000	9,752,943
Series A, 5.00%, 8/15/2024	3,000,000	3,400,946
Series A, 5.00%, 8/15/2025	3,990,000	4,682,654
Series A, 5.00%, 8/15/2026	750,000	907,442
Comal Independent School District, General Obligation:
5.00%, 2/1/2025 (d)	3,225,000	3,712,152
5.00%, 2/1/2026 (d)	3,000,000	3,565,922
Security Description	Principal Amount	Value
County of Harris TX, General Obligation Series A, 5.00%, 10/1/2026	$2,390,000	$2,903,708
County of Williamson TX, General Obligation 4.00%, 2/15/2026	4,250,000	4,882,657
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025 (d)	7,000,000	8,073,045
Series A, 5.00%, 2/15/2026 (d)	9,910,000	11,793,097
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,892,647
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	9,917,990
5.00%, 12/1/2025	1,185,000	1,402,888
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	254,416
5.00%, 2/15/2023	1,850,000	1,971,287
5.00%, 2/15/2024	15,100,000	16,771,954
Series A, 5.00%, 2/15/2025	8,125,000	9,364,595
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026 (d)	4,460,000	5,117,677
Series B, 5.00%, 2/15/2025 (d)	11,945,000	13,776,074
Denton, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2022 (d)	115,000	114,820
5.00%, 8/15/2025 (d)	1,625,000	1,906,413
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	266,954
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (d)	2,250,000	2,552,093
5.00%, 8/15/2025 (d)	3,990,000	4,682,654
Series B, 5.00%, 2/15/2022 (d)	770,000	783,746
Series E, 5.00%, 2/15/2023 (d)	500,000	532,851
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	120,000	122,120
5.00%, 2/15/2024 (d)	1,815,000	2,015,967
5.00%, 2/15/2025 (d)	1,745,000	2,011,227
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	532,638

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (d)	$6,100,000	$6,745,344
Harris County, Toll Road Authority Revenue:
5.00%, 8/15/2025	2,000,000	2,348,877
Series A, 5.00%, 8/15/2023	2,150,000	2,342,000
Harris County, TX Revenue:
Series A, 5.00%, 8/15/2022	1,245,000	1,297,092
Series A, 5.00%, 8/15/2025	5,020,000	5,895,682
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2023	2,875,000	3,145,331
Series A, 5.00%, 10/1/2024	3,500,000	3,983,931
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2022	1,030,000	1,079,406
Series A, 5.00%, 10/1/2024	5,000,000	5,694,545
Series A, 5.00%, 10/1/2025	10,000,000	11,784,645
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	1,475,000	1,620,214
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (d)	1,055,000	1,163,728
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	3,112,278
Series A-2, 5.00%, 10/1/2025	2,000,000	2,352,586
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2024	4,225,000	4,704,456
Series C, 5.00%, 3/1/2022	660,000	673,160
Houston, TX, Independent School District Revenue Series B, 5.00%, 11/15/2025	545,000	644,782
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	20,735,000	22,097,348
5.00%, 2/15/2024 (d)	4,165,000	4,633,506
5.00%, 2/15/2025 (d)	4,530,000	5,234,301
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,673,913
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,250,000	2,500,263
Series B, 5.00%, 2/15/2025 (d)	3,750,000	4,326,208
Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2024 (d)	$5,000,000	$5,556,141
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (d)	650,000	677,313
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,594,698
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,935,000	2,061,584
McKinney Independent School District, General Obligation 5.00%, 2/15/2024 (d)	4,500,000	5,002,791
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (a) (d)	5,700,000	5,863,693
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (d)	5,830,000	6,710,996
Plano, TX, Independent School District, General Obligation 5.00%, 2/15/2022 (d)	500,000	508,926
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	6,790,000	7,687,976
Series A, 5.00%, 8/1/2023 (d)	6,500,000	7,067,356
Series A, 5.00%, 8/1/2024 (d)	8,505,000	9,629,785
San Antonio Water System Revenue Series A, 2.00%, 5/15/2025	500,000	527,860
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,192,789
5.00%, 2/1/2022	540,000	548,517
5.00%, 2/1/2023	5,795,000	6,159,823
5.00%, 2/1/2024	5,535,000	6,133,837
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	33,000,000	35,007,037
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2025 (d)	1,290,000	1,486,713
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	137,681
Texas Water Development Board Revenue:
5.00%, 8/1/2022	2,625,000	2,729,929
5.00%, 8/1/2024	1,500,000	1,697,465
5.00%, 8/1/2025	1,820,000	2,132,497
5.00%, 8/1/2026	1,700,000	2,053,661
Series A, 5.00%, 3/15/2026	1,005,000	1,198,547

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Texas, State A&M University Revenue Series E, 5.00%, 5/15/2023	$5,000,000	$5,387,691
Texas, State General Obligation:
5.00%, 4/1/2022	50,000	51,202
5.00%, 10/1/2023	4,205,000	4,606,581
5.00%, 4/1/2024	1,000,000	1,117,205
5.00%, 10/1/2024	645,000	734,804
Series A, 5.00%, 10/1/2022	2,170,000	2,274,757
Series A, 5.00%, 4/1/2023	500,000	535,882
Series A, 5.00%, 10/1/2023	5,000,000	5,477,504
Series C, 5.00%, 8/1/2022	700,000	728,160
Series REF, 5.00%, 8/1/2023	500,000	543,931
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,905,498
Series A, 5.00%, 2/1/2023	1,500,000	1,595,168
Series A, 5.00%, 2/1/2024	1,500,000	1,662,021
Texas, State Transportation Commission, Highway Fund Revenue:
Series A, 5.00%, 10/1/2023	600,000	657,174
Series A, 5.00%, 10/1/2025	3,935,000	4,637,258
Texas, State University System Revenue Series A, 5.00%, 3/15/2026	1,185,000	1,413,212
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,078,042
5.00%, 10/15/2023	945,000	1,036,733
5.00%, 8/1/2024	6,070,000	6,869,077
5.00%, 8/1/2025	1,000,000	1,171,702
5.00%, 10/15/2025	2,220,000	2,618,487
5.00%, 4/15/2026	4,280,000	5,125,478
Series B, 5.00%, 10/15/2023	2,000,000	2,194,143
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2022	160,000	166,409
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	4,730,000	5,538,218
University of Houston, Revenue Series C, 5.00%, 2/15/2023	1,000,000	1,065,703
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	207,208
Series B, 5.00%, 7/1/2023	3,380,000	3,661,814
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	156,303
Series C, 5.00%, 8/15/2025	5,500,000	6,454,787
Series D, 5.00%, 8/15/2025	2,675,000	3,139,374
Series E, 5.00%, 8/15/2022	915,000	953,448
Series H, 5.00%, 8/15/2023	1,800,000	1,961,453
Security Description	Principal Amount	Value
Wisconsin, TX, State General Obligation:
5.00%, 2/15/2024	$800,000	$889,385
5.00%, 2/15/2025	530,000	611,823
		516,042,160
UTAH — 0.9%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	632,645
5.00%, 3/15/2024	525,000	585,352
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	842,555
State of Utah, General Obligation:
5.00%, 7/1/2025	10,000,000	11,713,511
5.00%, 7/1/2026	6,715,000	8,113,237
Series B, 5.00%, 7/1/2025	13,565,000	15,889,378
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	244,510
Utah, State General Obligation:
5.00%, 7/1/2023	925,000	1,002,293
5.00%, 7/1/2025	5,275,000	6,178,877
		45,202,358
VIRGINIA — 3.1%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,678,710
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	1,850,000	2,173,490
Series A, 5.00%, 8/1/2025	7,770,000	9,117,055
County of Fairfax VA, General Obligation:
Series A, 4.00%, 10/1/2026	5,000,000	5,845,424
Series A, 5.00%, 10/1/2025	800,000	944,861
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	12,591,289
Series A, 5.00%, 12/1/2025	10,995,000	13,041,627
Series B, 5.00%, 12/1/2023	1,000,000	1,103,373
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,648,161
Series A, 4.00%, 10/1/2025	2,815,000	3,213,420
Series A, 5.00%, 10/1/2022	215,000	225,313
Series A, 5.00%, 10/1/2023	700,000	766,998
Series C, 5.00%, 10/1/2021	175,000	175,000
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,018,878
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2023	4,675,000	5,158,267

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Richmond, VA, General Obligation:
Series B, 5.00%, 7/15/2026	$500,000	$604,282
Series D, 5.00%, 3/1/2025	840,000	971,514
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	185,806
Virginia College Building Authority Revenue:
5.00%, 2/1/2023	700,000	744,702
5.00%, 2/1/2026	13,955,000	16,620,445
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,460,563
Virginia Public Building Authority revenue:
Series A, 5.00%, 8/1/2025	10,500,000	12,315,973
Series B, 5.00%, 8/1/2024	8,500,000	9,624,123
Series B, 5.00%, 8/1/2026	1,500,000	1,812,054
Virginia, Commonwealth Transportation Board Revenue:
5.00%, 3/15/2025	2,210,000	2,558,607
Series A, 5.00%, 5/15/2022	1,200,000	1,235,844
Virginia, State Beach Development Authority, Revenue Series B, 5.00%, 8/1/2022	550,000	571,985
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	3,000,000	3,457,473
5.00%, 2/1/2026	5,000,000	5,955,014
Series A, 5.00%, 2/1/2022	600,000	609,511
Series A, 5.00%, 9/1/2022	765,000	798,712
Series A, 5.00%, 2/1/2023	5,225,000	5,558,666
Series B, 5.00%, 9/1/2022	440,000	459,187
Series B, 5.00%, 2/1/2023	6,020,000	6,404,435
Series B, 5.00%, 9/1/2024	300,000	341,148
Series D, 5.00%, 2/1/2022	130,000	132,061
Series E, 5.00%, 2/1/2023	5,000,000	5,319,298
Series E, 5.00%, 2/1/2024	4,000,000	4,441,940
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	104,594
5.00%, 9/15/2024	3,745,000	4,259,140
5.00%, 3/15/2025	4,000,000	4,630,963
Series C, 5.00%, 5/15/2023	250,000	269,427
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	775,000	799,727
Series B, 5.00%, 6/1/2023	535,000	577,605
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	104,006
Security Description	Principal Amount	Value
Virginia, State Public School Authority Revenue 5.00%, 8/1/2024	$1,035,000	$1,171,879
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	272,498
		158,075,048
WASHINGTON — 4.0%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	526,087
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,405,954
Series A, 5.00%, 7/1/2025	2,390,000	2,782,063
County of King WA, General Obligation:
Series A, 4.00%, 1/1/2025	2,500,000	2,794,924
Series A, 4.00%, 1/1/2026	8,250,000	9,454,507
Series A, 4.00%, 1/1/2027	7,000,000	8,208,193
Energy Northwest, WA, Electric Revenue:
Series A, 5.00%, 7/1/2022	3,065,000	3,175,229
Series A, 5.00%, 7/1/2025	11,550,000	13,514,995
Series A, 5.00%, 7/1/2026	2,200,000	2,652,364
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	503,876
King County, WA, School District No. 412, General Obligation:
5.00%, 12/1/2023	7,310,000	8,057,284
Series A, 4.00%, 12/1/2026	3,645,000	4,268,694
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	17,005,000	20,139,447
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	586,267
Series R-2020C, 5.00%, 7/1/2024	15,000,000	16,933,039
University of Washington, Revenue:
Series C, 5.00%, 4/1/2025	2,000,000	2,319,035
Series C, 5.00%, 4/1/2026	1,000,000	1,197,630
Washington, State General Obligation:
5.00%, 7/1/2022	275,000	284,848
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,716,719
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,458,551
Series A, 5.00%, 8/1/2024	12,630,000	14,304,144
Series A, 5.00%, 8/1/2025	13,275,000	15,565,384

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2022	$500,000	$518,058
Series B, 5.00%, 8/1/2025	540,000	633,168
Series C, 5.00%, 2/1/2024	11,860,000	13,167,418
Series D, 5.00%, 7/1/2022	575,000	595,591
Series D, 5.00%, 2/1/2023	800,000	851,309
Series D, 5.00%, 2/1/2026	515,000	613,123
Series R-2015-C, 5.00%, 7/1/2022	255,000	264,210
Series R-2017A, 5.00%, 8/1/2022	500,000	519,859
Series R-2017A, 5.00%, 8/1/2025	6,200,000	7,269,708
Series R-2017C, 5.00%, 8/1/2022	500,000	520,072
Series R-2018D, 5.00%, 8/1/2023	1,015,000	1,104,181
Series R-2020A, 5.00%, 1/1/2023	505,000	535,379
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,448,832
Series R-2020C, 5.00%, 7/1/2022	840,000	870,338
Series R-2020C, 5.00%, 7/1/2023	1,010,000	1,094,766
Series R-2020C, 5.00%, 7/1/2025	10,550,000	12,336,281
Series R-2021B, 5.00%, 1/1/2025	10,000,000	11,494,811
		201,686,338
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	8,430,000	9,661,524
Series B, 5.00%, 12/1/2021	250,000	251,930
		9,913,454
WISCONSIN — 1.7%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	777,856
Series N-4, 5.00%, 4/1/2025	10,140,000	11,658,315
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	1,031,695
Series A, 4.00%, 10/1/2023	125,000	134,428
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	437,416
Series N3, 5.00%, 4/1/2024	1,665,000	1,849,130
Series N4, 5.00%, 4/1/2022	110,000	112,584
State of Wisconsin, General Obligation:
Series 2021-2, 5.00%, 5/1/2025	2,240,000	2,606,427
Series B, 5.00%, 5/1/2030	1,555,000	1,672,312
Security Description	Principal Amount	Value
Wisconsin, State Revenue:
Series A, 5.00%, 5/1/2023	$8,500,000	$9,143,482
Series A, 5.00%, 5/1/2024	6,000,000	6,717,223
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2026	2,615,000	3,159,511
Series 2, 5.00%, 7/1/2022	65,000	67,343
Series 2, 5.00%, 7/1/2026	1,000,000	1,208,226
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2024	730,000	822,207
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	185,000	185,680
Series 1, 5.00%, 11/1/2023	2,500,000	2,747,773
Series 1, 5.00%, 11/1/2024	8,000,000	9,149,326
Series 2, 5.00%, 11/1/2022	4,400,000	4,629,565
Series 2, 5.00%, 11/1/2023	13,745,000	15,107,256
Series 2, 5.00%, 11/1/2026	2,770,000	3,374,881
Series A, 5.00%, 5/1/2022	125,000	128,506
Series A, 5.00%, 5/1/2023	185,000	190,177
Series A, 5.00%, 5/1/2024	505,000	566,616
Series A, 5.00%, 5/1/2025	3,850,000	4,479,797
Series A, 5.00%, 5/1/2026	3,060,000	3,552,267
Series B, 5.00%, 5/1/2025	2,000,000	2,327,167
		87,837,166
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,967,988,450)		5,007,424,195
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f) (Cost $24,526,423)	24,526,423	24,526,423
TOTAL INVESTMENTS — 99.8% (Cost $4,992,514,873)		5,031,950,618
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		10,676,504
NET ASSETS — 100.0%		$5,042,627,122

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty Municipal Corp.	0.0%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
*	Amount shown represents less than 0.05% of net assets.
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$5,007,424,195	$—	$5,007,424,195
Short-Term Investment	24,526,423	—	—	24,526,423
TOTAL INVESTMENTS	$24,526,423	$5,007,424,195	$—	$5,031,950,618
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,558,201	$44,558,201	$412,283,792	$432,315,570	$—	$—	24,526,423	$24,526,423	$2,080
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.7%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (b)	$200,000	$200,830
3.38%, 3/1/2041	240,000	252,151
Omnicom Group, Inc. 2.45%, 4/30/2030	372,000	376,776
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	525,000	574,907
3.65%, 11/1/2024	131,000	141,348
WPP Finance 2010 3.75%, 9/19/2024	191,000	207,258
		1,753,270
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
1.17%, 2/4/2023	220,000	220,466
1.43%, 2/4/2024	335,000	335,482
1.95%, 2/1/2024	246,000	251,867
2.20%, 2/4/2026	1,091,000	1,099,663
2.25%, 6/15/2026	230,000	233,995
2.70%, 2/1/2027 (b)	344,000	356,367
2.75%, 2/1/2026	290,000	301,844
2.80%, 3/1/2023 (b)	320,000	329,152
2.80%, 3/1/2024	147,000	152,764
2.85%, 10/30/2024	100,000	104,756
3.10%, 5/1/2026	235,000	247,824
3.20%, 3/1/2029	234,000	243,519
3.25%, 2/1/2028	350,000	369,946
3.25%, 2/1/2035	137,000	137,397
3.45%, 11/1/2028	175,000	185,678
3.60%, 5/1/2034	326,000	339,800
3.63%, 2/1/2031	205,000	219,621
3.63%, 3/1/2048	215,000	209,999
3.83%, 3/1/2059	250,000	246,100
3.85%, 11/1/2048	232,000	236,946
4.51%, 5/1/2023	620,000	654,875
4.88%, 5/1/2025	902,000	1,004,224
5.04%, 5/1/2027	850,000	976,973
5.15%, 5/1/2030	1,094,000	1,284,444
5.71%, 5/1/2040	775,000	986,133
5.81%, 5/1/2050	1,356,000	1,812,511
5.88%, 2/15/2040	50,000	62,774
5.93%, 5/1/2060	915,000	1,250,082
6.13%, 2/15/2033	415,000	524,572
6.88%, 3/15/2039	415,000	572,812
General Dynamics Corp.:
1.88%, 8/15/2023	175,000	179,562
2.13%, 8/15/2026	121,000	126,087
2.25%, 11/15/2022	350,000	355,897
2.38%, 11/15/2024	125,000	131,226
3.38%, 5/15/2023 (b)	282,000	295,223
3.50%, 5/15/2025	309,000	335,336
Security Description	Principal Amount	Value
3.63%, 4/1/2030 (b)	$245,000	$274,777
3.75%, 5/15/2028	415,000	466,414
4.25%, 4/1/2040	761,000	924,098
4.25%, 4/1/2050	17,000	21,481
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	180,000	172,948
3.85%, 6/15/2023	123,000	129,636
3.85%, 12/15/2026	345,000	382,374
3.95%, 5/28/2024	124,000	133,094
4.40%, 6/15/2028	452,000	515,669
5.05%, 4/27/2045	220,000	287,166
6.15%, 12/15/2040	100,000	143,373
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	640,000	635,744
2.80%, 6/15/2050 (b)	245,000	242,851
2.90%, 3/1/2025	372,000	395,856
3.10%, 1/15/2023	135,000	139,242
3.55%, 1/15/2026	195,000	214,258
3.60%, 3/1/2035	220,000	248,651
3.80%, 3/1/2045	701,000	810,952
4.07%, 12/15/2042	200,000	238,614
4.70%, 5/15/2046	452,000	593,164
Northrop Grumman Corp.:
2.93%, 1/15/2025	355,000	375,988
3.20%, 2/1/2027	157,000	169,956
3.25%, 8/1/2023	119,000	125,082
3.25%, 1/15/2028	209,000	225,802
3.85%, 4/15/2045	400,000	454,976
4.40%, 5/1/2030 (b)	515,000	602,045
4.75%, 6/1/2043	254,000	322,042
5.05%, 11/15/2040	242,000	311,694
5.15%, 5/1/2040	10,000	13,006
5.25%, 5/1/2050	512,000	713,728
Raytheon Technologies Corp.:
1.90%, 9/1/2031	305,000	296,070
2.25%, 7/1/2030 (b)	817,000	824,427
2.82%, 9/1/2051	400,000	381,472
3.13%, 7/1/2050	269,000	271,819
3.50%, 3/15/2027	385,000	422,711
3.75%, 11/1/2046	341,000	378,827
3.95%, 8/16/2025	667,000	734,721
4.05%, 5/4/2047	196,000	227,513
4.13%, 11/16/2028	128,000	145,716
4.35%, 4/15/2047	180,000	217,040
4.45%, 11/16/2038	480,000	581,194
4.50%, 6/1/2042	843,000	1,036,755
4.63%, 11/16/2048	303,000	382,683
5.70%, 4/15/2040	490,000	671,927
6.05%, 6/1/2036	150,000	207,316
6.13%, 7/15/2038	194,000	273,049
7.50%, 9/15/2029	604,000	836,045
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	250,000	249,847
0.95%, 4/1/2024	150,000	150,161
1.60%, 4/1/2026	250,000	251,550

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 4/1/2028	$250,000	$254,135
2.75%, 4/1/2031	265,000	271,243
		35,726,819
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	400,000	414,504
2.45%, 2/4/2032	515,000	495,574
3.40%, 5/6/2030 (b)	143,000	150,998
3.40%, 2/4/2041	415,000	392,441
3.70%, 2/4/2051	548,000	515,284
3.88%, 9/16/2046	16,000	15,584
4.00%, 2/4/2061	158,000	152,015
4.25%, 8/9/2042	250,000	260,000
4.40%, 2/14/2026	362,000	405,845
4.45%, 5/6/2050	235,000	247,723
4.50%, 5/2/2043	508,000	544,800
4.80%, 2/14/2029	831,000	955,708
5.38%, 1/31/2044	444,000	522,557
5.95%, 2/14/2049	611,000	778,047
6.20%, 2/14/2059	1,000	1,290
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	463,000	492,651
2.70%, 9/15/2051	750,000	734,467
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	277,161
2.73%, 3/25/2031	848,000	835,780
2.79%, 9/6/2024	184,000	193,493
3.22%, 8/15/2024	150,000	159,086
3.22%, 9/6/2026	416,000	443,477
3.46%, 9/6/2029	242,000	254,470
3.73%, 9/25/2040	350,000	339,045
3.98%, 9/25/2050	590,000	569,309
4.39%, 8/15/2037	557,000	594,815
4.54%, 8/15/2047	577,000	601,153
4.70%, 4/2/2027	1,006,000	1,135,905
4.76%, 9/6/2049	422,000	453,777
5.28%, 4/2/2050	225,000	258,385
BAT International Finance PLC 1.67%, 3/25/2026	400,000	400,200
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	143,000	144,613
3.25%, 8/15/2026	217,000	233,609
3.75%, 9/25/2027 (b)	273,000	301,466
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	200,000	196,408
1.13%, 5/1/2023	109,000	110,385
1.50%, 5/1/2025	207,000	210,041
1.75%, 11/1/2030	200,000	192,360
2.10%, 5/1/2030	370,000	368,183
2.13%, 5/10/2023	354,000	362,836
2.50%, 11/2/2022	357,000	364,761
2.63%, 3/6/2023	130,000	134,329
2.75%, 2/25/2026	140,000	148,434
Security Description	Principal Amount	Value
2.88%, 5/1/2024	$106,000	$111,802
3.13%, 3/2/2028	265,000	285,378
3.38%, 8/11/2025	515,000	556,401
3.38%, 8/15/2029 (b)	349,000	382,494
3.60%, 11/15/2023	775,000	825,995
4.13%, 3/4/2043	299,000	334,512
4.38%, 11/15/2041	250,000	289,025
Reynolds American, Inc.:
4.45%, 6/12/2025	487,000	536,888
5.85%, 8/15/2045	646,000	786,770
6.15%, 9/15/2043	345,000	431,747
		20,903,981
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	110,182	113,925
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	47,998	49,564
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	211,703	213,892
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	282,804	284,874
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	82,685	84,346
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	26,267	27,536
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	243,000	256,253
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	201,893	202,252
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	348,221	379,687
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	275,966
3.00%, 11/15/2026	105,000	111,735
4.75%, 5/4/2023	662,000	704,739
5.13%, 6/15/2027	438,000	512,171
5.25%, 5/4/2025	155,000	175,421

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	$248,273	$259,592
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	60,625	63,921
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	81,620	87,438
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	331,434	347,989
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	284,017	295,909
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	38,641	40,669
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	98,335	106,457
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	302,748	305,558
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	112,110	118,617
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	541,645	604,032
		5,622,543
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	541,000	555,277
2.38%, 11/1/2026	540,000	570,699
2.75%, 3/27/2027	175,000	187,680
2.85%, 3/27/2030	348,000	374,201
3.25%, 3/27/2040	254,000	277,007
3.38%, 3/27/2050	203,000	227,210
3.63%, 5/1/2043	105,000	120,677
3.88%, 11/1/2045	217,000	257,672
PVH Corp. 4.63%, 7/10/2025	90,000	99,075
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	463,000	487,983
3.75%, 9/15/2025	189,000	206,974
Security Description	Principal Amount	Value
Tapestry, Inc. 4.13%, 7/15/2027	$443,000	$484,651
VF Corp. 2.40%, 4/23/2025	141,000	146,829
		3,995,935
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
0.75%, 8/9/2024	165,000	164,979
1.30%, 9/9/2026	210,000	209,738
Series GMTN, 3.50%, 2/15/2028	334,000	369,250
Series GMTN, 3.55%, 1/12/2024 (b)	36,000	38,376
Series MTN, 0.40%, 10/21/2022	150,000	150,198
Series MTN, 0.55%, 7/12/2024	350,000	348,169
Series MTN, 0.65%, 9/8/2023	200,000	200,798
Series MTN, 0.88%, 7/7/2023	165,000	166,409
Series MTN, 1.00%, 9/10/2025	250,000	248,780
Series MTN, 1.20%, 7/8/2025	250,000	251,343
Series MTN, 1.80%, 1/13/2031	263,000	257,461
Series MTN, 1.95%, 5/10/2023	164,000	168,003
Series MTN, 2.00%, 3/24/2028	115,000	116,938
Series MTN, 2.05%, 1/10/2023	320,000	327,046
Series MTN, 2.15%, 9/10/2024	509,000	529,289
Series MTN, 2.35%, 1/8/2027	181,000	189,022
Series MTN, 2.90%, 2/16/2024	412,000	433,737
Cummins, Inc.:
0.75%, 9/1/2025	134,000	132,810
1.50%, 9/1/2030	220,000	210,087
2.60%, 9/1/2050 (b)	550,000	513,397
3.65%, 10/1/2023	300,000	317,061
Daimler Finance North America LLC 8.50%, 1/18/2031 (b)	219,000	331,452
General Motors Co.:
4.20%, 10/1/2027 (b)	423,000	470,676
4.88%, 10/2/2023	225,000	243,122
5.00%, 10/1/2028	200,000	231,444
5.00%, 4/1/2035	324,000	383,172
5.15%, 4/1/2038	224,000	266,883
5.40%, 10/2/2023	288,000	314,165
5.95%, 4/1/2049	320,000	423,034

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 10/1/2025	$656,000	$768,878
6.25%, 10/2/2043	439,000	590,547
6.75%, 4/1/2046	327,000	463,532
6.80%, 10/1/2027	262,000	327,267
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	165,000	165,701
1.25%, 1/8/2026	284,000	280,583
1.70%, 8/18/2023	170,000	173,257
2.35%, 1/8/2031 (b)	250,000	245,018
2.40%, 4/10/2028	250,000	252,677
2.70%, 8/20/2027	250,000	259,660
2.75%, 6/20/2025	470,000	491,512
3.25%, 1/5/2023	139,000	143,344
3.50%, 11/7/2024	178,000	190,246
3.60%, 6/21/2030	760,000	814,150
3.70%, 5/9/2023	383,000	399,749
3.85%, 1/5/2028	584,000	635,450
4.00%, 1/15/2025	452,000	488,892
4.00%, 10/6/2026	278,000	305,908
4.25%, 5/15/2023	150,000	158,516
4.30%, 7/13/2025	411,000	450,341
4.35%, 4/9/2025	85,000	93,299
4.35%, 1/17/2027	333,000	373,356
5.10%, 1/17/2024	708,000	772,449
5.25%, 3/1/2026	433,000	494,785
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	225,000	225,005
Series MTN, 0.35%, 2/2/2024	200,000	199,060
Series MTN, 1.10%, 5/11/2026	172,000	171,548
Series MTN, 1.90%, 2/7/2023	125,000	127,629
Toyota Motor Corp.:
0.68%, 3/25/2024	250,000	250,348
1.34%, 3/25/2026	351,000	353,334
2.36%, 3/25/2031 (b)	325,000	335,939
2.76%, 7/2/2029	56,000	59,691
3.42%, 7/20/2023	150,000	158,277
3.67%, 7/20/2028	155,000	173,592
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	385,000	384,188
1.13%, 6/18/2026	175,000	173,905
1.90%, 9/12/2031	250,000	245,473
3.65%, 1/8/2029	124,000	139,667
Series GMTN, 2.70%, 1/11/2023	204,000	210,163
Series GMTN, 3.05%, 1/11/2028	85,000	92,091
Series MTN, 0.35%, 10/14/2022	740,000	741,043
Series MTN, 0.40%, 4/6/2023	236,000	236,427
Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/11/2024	$250,000	$249,395
Series MTN, 0.50%, 8/14/2023	310,000	310,818
Series MTN, 0.80%, 10/16/2025	250,000	246,800
Series MTN, 0.80%, 1/9/2026	282,000	277,739
Series MTN, 1.15%, 8/13/2027	252,000	247,779
Series MTN, 1.35%, 8/25/2023	545,000	555,006
Series MTN, 1.65%, 1/10/2031 (b)	270,000	262,567
Series MTN, 1.80%, 2/13/2025	821,000	842,995
Series MTN, 1.90%, 4/6/2028	235,000	238,041
Series MTN, 2.00%, 10/7/2024	100,000	103,803
Series MTN, 2.25%, 10/18/2023	293,000	303,826
Series MTN, 2.63%, 1/10/2023	335,000	344,916
Series MTN, 3.00%, 4/1/2025	400,000	426,384
Series MTN, 3.38%, 4/1/2030	233,000	258,152
Series MTN, 3.40%, 4/14/2025	151,000	163,195
		26,454,752
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	150,381
Aptiv PLC :
4.35%, 3/15/2029	191,000	219,096
5.40%, 3/15/2049 (b)	150,000	203,914
BorgWarner, Inc. 2.65%, 7/1/2027	247,000	260,533
Lear Corp.:
4.25%, 5/15/2029	436,000	487,274
5.25%, 5/15/2049 (b)	100,000	123,867
Magna International, Inc.:
2.45%, 6/15/2030	300,000	304,707
3.63%, 6/15/2024 (b)	100,000	107,406
		1,857,178
BANKS — 5.3%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.05%, 11/21/2022	845,000	861,638
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	490,000	492,705
1.13%, 9/18/2025	383,000	378,664

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Banco Santander SA:
1.85%, 3/25/2026	$450,000	$455,638
2.71%, 6/27/2024	400,000	420,708
2.75%, 5/28/2025	820,000	859,778
2.75%, 12/3/2030	460,000	456,909
2.96%, 3/25/2031	780,000	801,598
3.31%, 6/27/2029	105,000	113,445
3.49%, 5/28/2030	295,000	316,385
3.80%, 2/23/2028	285,000	312,839
3.85%, 4/12/2023	447,000	469,301
4.25%, 4/11/2027	291,000	326,845
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	300,000	298,722
Bank of America Corp.:
4.10%, 7/24/2023	736,000	784,870
6.11%, 1/29/2037	615,000	829,272
6.22%, 9/15/2026	150,000	181,947
7.75%, 5/14/2038	363,000	568,723
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	722,000	752,678
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	1,022,000	1,053,059
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	403,897
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,423,113
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	228,000	250,542
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	553,000	646,180
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	500,000	489,710
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,529,000	1,536,859
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,430,000	1,437,393
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	600,000	591,492
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	750,000	765,622
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	500,000	488,790
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,100,000	1,158,311
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	806,000	822,152
Series GMTN, 3.30%, 1/11/2023	1,987,000	2,062,109
Series GMTN, 3.50%, 4/19/2026	708,000	773,009
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	$509,000	$557,940
Series L, 3.95%, 4/21/2025	229,000	249,564
Series L, 4.18%, 11/25/2027	523,000	582,695
Series MTN, 2.50%, 10/21/2022	537,000	537,553
Series MTN, 3.25%, 10/21/2027	617,000	665,990
Series MTN, 3.88%, 8/1/2025	482,000	530,677
Series MTN, 4.00%, 4/1/2024 (b)	908,000	982,783
Series MTN, 4.00%, 1/22/2025	510,000	554,681
Series MTN, 4.13%, 1/22/2024	568,000	614,031
Series MTN, 4.20%, 8/26/2024	983,000	1,075,166
Series MTN, 4.25%, 10/22/2026	628,000	707,210
Series MTN, 4.88%, 4/1/2044	237,000	306,384
Series MTN, 5.00%, 1/21/2044	325,000	425,058
Series MTN, 5.88%, 2/7/2042	460,000	657,340
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	430,000	441,214
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	371,000	387,621
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	971,000	1,027,561
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	675,000	718,099
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	809,000	818,676
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	607,000	660,270
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	696,000	774,293
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	62,000	65,835
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	699,000	744,875
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	526,000	549,107

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	$742,000	$831,663
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	829,000	940,011
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	701,000	806,325
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	150,000	183,714
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	549,000	606,233
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	465,000	577,465
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,304,000	1,542,775
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	150,000	149,976
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	600,000	602,088
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	550,000	550,660
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	580,000	575,122
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	514,000	513,841
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	515,000	496,105
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	469,000	476,133
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	536,000	515,889
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,620,000	1,566,086
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	796,000	800,044
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	705,000	718,071
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	595,000	644,105
Bank of America NA Series BKNT, 6.00%, 10/15/2036	726,000	993,858
Security Description	Principal Amount	Value
Bank of Montreal:
0.45%, 12/8/2023	$355,000	$354,972
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	399,000	425,773
0.40%, 9/15/2023	170,000	170,182
1.25%, 9/15/2026	245,000	243,297
Series E, 3.30%, 2/5/2024	642,000	682,555
Series MTN, 0.63%, 7/9/2024	145,000	144,775
Series MTN, 1.85%, 5/1/2025	119,000	122,374
Series MTN, 2.50%, 6/28/2024 (b)	355,000	372,342
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	315,000	309,903
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	472,000	504,629
Series 0012, 3.65%, 2/4/2024	125,000	133,621
Series MTN, 0.35%, 12/7/2023	305,000	304,826
Series MTN, 0.75%, 1/28/2026	250,000	246,468
Series MTN, 1.60%, 4/24/2025	400,000	408,644
Series MTN, 1.65%, 7/14/2028	275,000	274,832
Series MTN, 1.65%, 1/28/2031 (b)	250,000	244,008
Series MTN, 1.85%, 1/27/2023	190,000	193,686
Series MTN, 2.80%, 5/4/2026	298,000	318,482
Series MTN, 2.95%, 1/29/2023	215,000	222,089
Series MTN, 3.00%, 10/30/2028	174,000	188,256
Series MTN, 3.25%, 9/11/2024 (b)	212,000	227,169
Series MTN, 3.25%, 5/16/2027	187,000	204,187
Series MTN, 3.30%, 8/23/2029	1,035,000	1,134,101
Series MTN, 3.40%, 1/29/2028	131,000	144,011
Series MTN, 3.95%, 11/18/2025	494,000	548,928
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b) (c)	100,000	110,009
Bank of Nova Scotia:
0.40%, 9/15/2023	200,000	199,930
0.55%, 9/15/2023	100,000	100,205
0.65%, 7/31/2024	205,000	204,438

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.70%, 4/15/2024	$280,000	$279,871
1.05%, 3/2/2026	269,000	265,745
1.30%, 6/11/2025	607,000	611,188
1.30%, 9/15/2026	250,000	248,215
1.95%, 2/1/2023	304,000	310,518
2.00%, 11/15/2022	427,000	435,169
2.15%, 8/1/2031	175,000	173,696
2.20%, 2/3/2025 (b)	456,000	473,200
2.38%, 1/18/2023	106,000	108,834
2.70%, 8/3/2026	367,000	389,027
3.40%, 2/11/2024	212,000	225,288
4.50%, 12/16/2025	226,000	253,764
BankUnited, Inc.:
4.88%, 11/17/2025	185,000	209,048
5.13%, 6/11/2030	199,000	229,829
Barclays PLC:
3.65%, 3/16/2025	100,000	107,601
3.68%, 1/10/2023	208,000	209,820
4.34%, 1/10/2028	181,000	202,425
4.38%, 9/11/2024	418,000	454,943
4.84%, 5/9/2028	858,000	970,913
4.95%, 1/10/2047	140,000	181,692
5.20%, 5/12/2026	855,000	978,915
5.25%, 8/17/2045	393,500	524,717
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	249,000	250,133
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	600,000	601,110
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	200,000	213,304
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	200,000	201,518
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	673,000	712,391
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	924,000	991,378
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	165,000	191,916
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	390,000	450,735
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	235,000	246,625
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	416,000	430,855
BBVA USA:
2.50%, 8/27/2024	197,000	206,612
Series BKNT, 3.88%, 4/10/2025	164,000	179,016
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	100,000	104,194
Series MTN, 4.25%, 10/15/2024	343,000	375,420
Security Description	Principal Amount	Value
BPCE SA:
4.00%, 4/15/2024	$534,000	$578,188
Series MTN, 3.38%, 12/2/2026	241,000	262,977
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	248,000	247,643
0.95%, 6/23/2023	520,000	524,472
0.95%, 10/23/2025	375,000	371,816
2.25%, 1/28/2025	127,000	131,887
3.10%, 4/2/2024 (b)	348,000	368,508
Series BKNT, 3.50%, 9/13/2023	285,000	302,103
Citibank NA Series BKNT, 3.65%, 1/23/2024	1,183,000	1,263,278
Citigroup, Inc.:
2.70%, 10/27/2022	552,000	565,016
3.20%, 10/21/2026	1,206,000	1,300,442
3.40%, 5/1/2026	428,000	465,912
3.50%, 5/15/2023	300,000	314,235
3.70%, 1/12/2026	542,000	595,214
3.75%, 6/16/2024	128,000	138,419
3.88%, 10/25/2023	151,000	161,546
3.88%, 3/26/2025	213,000	231,452
4.00%, 8/5/2024	192,000	207,961
4.13%, 7/25/2028	600,000	670,110
4.30%, 11/20/2026	328,000	368,777
4.40%, 6/10/2025	1,407,000	1,556,817
4.45%, 9/29/2027	898,500	1,021,873
4.60%, 3/9/2026	835,000	943,867
4.65%, 7/30/2045	261,000	331,261
4.65%, 7/23/2048	623,000	805,009
4.75%, 5/18/2046	460,000	579,306
5.50%, 9/13/2025	753,000	869,135
5.88%, 2/22/2033	107,000	138,176
5.88%, 1/30/2042	140,000	199,854
6.63%, 1/15/2028	100,000	127,766
6.68%, 9/13/2043	486,000	744,688
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	1,014,000	1,077,071
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	475,000	502,431
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	404,000	439,459
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	220,000	251,557
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	445,000	498,449
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	916,000	1,029,795

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	$1,171,000	$1,287,772
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	400,000	442,140
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	350,000	351,337
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	565,000	567,045
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	895,000	890,256
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	768,000	788,060
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	300,000	303,438
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	286,000	300,818
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	392,000	399,679
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	851,000	866,931
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,268,000	1,346,274
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	758,000	874,944
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	390,000	518,969
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	350,000	364,108
Series BKNT, 3.70%, 3/29/2023	165,000	172,394
Series BKNT, 3.75%, 2/18/2026	418,000	459,896
Citizens Financial Group, Inc. 3.25%, 4/30/2030	141,000	151,148
Comerica Bank Series BKNT, 2.50%, 7/23/2024	500,000	524,030
Comerica, Inc. 4.00%, 2/1/2029	214,000	244,685
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	250,000	248,865
2.75%, 1/10/2023	135,000	139,184
3.95%, 11/9/2022	436,000	452,542
4.63%, 12/1/2023	100,000	108,324
5.25%, 8/4/2045	391,000	520,761
5.75%, 12/1/2043	475,000	670,272
Series BKNT, 3.75%, 7/21/2026	345,000	379,572
Series BKNT, 5.25%, 5/24/2041	593,000	814,812
Series MTN, 3.38%, 5/21/2025	271,000	294,043
Security Description	Principal Amount	Value
Credit Suisse AG:
0.50%, 2/2/2024	$285,000	$284,051
1.00%, 5/5/2023	785,000	791,963
1.25%, 8/7/2026	450,000	443,731
2.95%, 4/9/2025	615,000	651,998
Series FXD, 0.52%, 8/9/2023	250,000	250,262
Series MTN, 3.63%, 9/9/2024	672,000	724,839
Credit Suisse Group AG 4.88%, 5/15/2045	348,000	435,501
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 6/9/2023	552,000	581,223
4.55%, 4/17/2026	378,000	424,762
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	299,709
1.69%, 3/19/2026	202,000	203,194
3.30%, 11/16/2022	512,000	527,918
3.70%, 5/30/2024	150,000	160,031
3.95%, 2/27/2023	100,000	104,456
4.10%, 1/13/2026 (b)	200,000	218,702
SOFR + 0.72%, 3.04%, 5/28/2032 (c)	307,000	313,263
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	250,000	251,527
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	490,000	497,913
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	200,000	204,958
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	700,000	757,162
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	440,000	470,078
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	417,000	432,179
Series BKNT, 3.45%, 7/27/2026	285,000	308,880
Series BKNT, 4.20%, 8/8/2023	469,000	500,498
Series BKNT, 4.65%, 9/13/2028	255,000	295,925
Fifth Third Bancorp:
1.63%, 5/5/2023	118,000	120,150
2.38%, 1/28/2025	166,000	172,501
2.55%, 5/5/2027	375,000	394,357
3.95%, 3/14/2028	217,000	247,109
4.30%, 1/16/2024	305,000	328,265
8.25%, 3/1/2038	262,000	434,891
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	150,000	156,407
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	313,000	344,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.95%, 7/28/2025	$300,000	$332,124
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	145,000	176,919
First Horizon Corp. 3.55%, 5/26/2023	100,000	104,396
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	150,000	152,892
FNB Corp. 2.20%, 2/24/2023	35,000	35,524
Goldman Sachs Capital I 6.35%, 2/15/2034	160,000	224,525
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	365,000	365,157
2.60%, 2/7/2030	537,000	552,670
3.20%, 2/23/2023	321,000	332,562
3.50%, 1/23/2025	771,000	825,826
3.50%, 11/16/2026	1,535,000	1,660,670
3.63%, 1/22/2023	503,000	524,237
3.63%, 2/20/2024	685,000	730,073
3.75%, 5/22/2025	247,000	267,652
3.75%, 2/25/2026	424,000	464,848
3.80%, 3/15/2030	333,000	370,786
3.85%, 1/26/2027	794,000	872,336
4.00%, 3/3/2024	928,000	1,000,115
4.25%, 10/21/2025	878,000	972,745
4.75%, 10/21/2045	387,000	498,023
5.15%, 5/22/2045	495,000	648,168
5.95%, 1/15/2027	396,000	477,057
6.13%, 2/15/2033	328,000	438,211
6.25%, 2/1/2041	831,000	1,213,725
6.45%, 5/1/2036	13,000	17,971
6.75%, 10/1/2037	2,212,000	3,166,544
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	744,000	841,687
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	251,000	288,412
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	682,500	818,666
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	836,000	919,734
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	500,000	500,600
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	625,000	619,306
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	700,000	697,928
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	780,000	751,444
Security Description	Principal Amount	Value
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	$1,030,000	$1,042,154
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	410,000	423,891
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	550,000	544,824
Series FXD, 0.48%, 1/27/2023	940,000	940,122
Series MTN, 3.85%, 7/8/2024	844,000	908,600
Series MTN, 4.80%, 7/8/2044	654,000	835,923
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	535,000	535,465
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	510,000	502,483
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	411,000	519,196
Series BKNT, 5.88%, 11/1/2034	200,000	258,234
HSBC Holdings PLC:
3.60%, 5/25/2023	267,000	280,729
3.90%, 5/25/2026	116,000	127,482
4.25%, 3/14/2024	808,000	867,954
4.25%, 8/18/2025	692,000	757,775
4.38%, 11/23/2026	518,000	577,384
4.95%, 3/31/2030	400,000	475,780
5.25%, 3/14/2044	664,000	863,173
6.10%, 1/14/2042 (b)	174,000	249,725
6.50%, 5/2/2036	511,000	704,291
6.50%, 9/15/2037	1,614,000	2,247,027
6.80%, 6/1/2038	857,000	1,223,393
7.63%, 5/17/2032	100,000	140,095
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	290,000	305,405
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	711,000	758,281
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	575,000	633,926
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	909,000	1,033,578
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,011,000	1,118,702
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	740,000	817,663
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	205,000	205,152

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	$583,000	$581,892
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	415,000	412,464
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	235,000	233,280
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	612,000	638,200
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	175,000	176,033
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	527,662
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	652,000	665,796
SOFR + 1.95%, 2.36%, 8/18/2031 (b) (c)	200,000	197,576
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	266,000	272,945
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	186,000	192,257
2.63%, 8/6/2024	298,000	312,358
4.00%, 5/15/2025	150,000	164,466
5 year CMT + 1.17%, 2.49%, 8/15/2036 (c) (d)	250,000	246,333
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	220,000	232,932
Industrial & Commercial Bank of China, Ltd.:
2.96%, 11/8/2022	588,000	602,247
3.54%, 11/8/2027 (b)	190,000	209,714
ING Groep NV:
3.55%, 4/9/2024	243,000	260,321
3.95%, 3/29/2027	401,000	449,292
4.05%, 4/9/2029	181,000	205,679
4.10%, 10/2/2023	546,000	584,438
4.55%, 10/2/2028	264,000	309,221
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	200,000	205,464
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	200,000	201,172
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	131,149
JPMorgan Chase & Co.:
2.70%, 5/18/2023	445,000	460,215
2.95%, 10/1/2026	1,045,000	1,119,090
2.97%, 1/15/2023	421,000	424,170
3.13%, 1/23/2025	448,000	476,103
3.20%, 1/25/2023	814,000	844,948
3.20%, 6/15/2026	1,005,000	1,084,857
3.30%, 4/1/2026	757,000	818,794
3.38%, 5/1/2023	108,000	112,943
3.63%, 5/13/2024	663,000	713,600
3.63%, 12/1/2027	437,000	477,248
3.88%, 2/1/2024	300,000	322,530
3.88%, 9/10/2024	986,000	1,072,374
Security Description	Principal Amount	Value
3.90%, 7/15/2025	$598,000	$653,512
4.13%, 12/15/2026	498,000	559,667
4.25%, 10/1/2027	139,000	157,751
4.95%, 6/1/2045	255,000	333,634
5.40%, 1/6/2042	832,000	1,142,802
5.63%, 8/16/2043	350,000	484,561
6.40%, 5/15/2038	683,000	995,363
7.63%, 10/15/2026	1,000,000	1,285,760
8.00%, 4/29/2027	550,000	728,035
8.75%, 9/1/2030	328,000	491,738
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	618,000	646,836
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	885,000	935,569
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	483,000	525,736
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	654,000	700,846
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	300,000	335,604
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	528,000	557,837
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	390,000	430,708
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	578,000	665,417
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	428,000	472,478
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	805,000	912,266
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	731,000	840,950
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	355,057
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	234,000	267,415
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	306,000	334,473
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	736,000	856,049
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	626,000	758,324

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	$160,000	$159,218
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	335,000	333,613
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	585,000	584,602
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	757,000	759,127
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	350,343
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	446,000	447,012
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	560,000	549,377
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	385,000	382,536
SOFR + 0.80%, 1.05%, 11/19/2026 (b) (c)	749,000	737,121
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	580,000	581,276
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	276,000	266,445
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	675,000	644,605
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	474,000	491,491
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	771,000	782,981
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	976,000	992,348
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	300,000	311,559
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	442,000	419,794
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	993,000	1,030,069
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	740,000	779,501
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	244,000	250,129
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	674,000	693,290
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	875,000	893,576
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	317,000	323,169
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	390,000	397,878
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	985,000	1,019,406
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	515,000	536,280
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,450,000	1,692,541
KeyBank NA:
Series BKNT, 3.38%, 3/7/2023	100,000	104,270
Security Description	Principal Amount	Value
Series BKNT, 3.40%, 5/20/2026	$80,000	$86,942
Series BKNT, 3.90%, 4/13/2029	116,000	129,376
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	250,000	249,960
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	647,000	668,791
Series MTN, 2.55%, 10/1/2029	309,000	321,175
Series MTN, 4.10%, 4/30/2028	229,000	261,607
Series MTN, 4.15%, 10/29/2025	320,000	356,451
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	1,005,000	1,048,034
Series GMTN, 1.75%, 7/27/2026 (b)	242,000	250,383
Lloyds Banking Group PLC:
3.75%, 1/11/2027	409,000	449,798
3.90%, 3/12/2024	190,000	204,261
4.05%, 8/16/2023	383,000	407,838
4.38%, 3/22/2028	335,000	381,106
4.45%, 5/8/2025	108,000	119,867
4.50%, 11/4/2024	305,000	334,747
4.58%, 12/10/2025	522,000	583,079
5.30%, 12/1/2045	350,000	462,416
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	325,000	325,738
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	204,787
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	996,000	1,073,698
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	513,000	558,575
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	1,313,000	1,347,099
M&T Bank Corp. 3.55%, 7/26/2023	169,000	178,163
Manufacturers & Traders Trust Co. Series BKNT, 3.40%, 8/17/2027	200,000	218,858
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	300,000	301,497
2.05%, 7/17/2030	230,000	225,837
2.19%, 2/25/2025	575,000	593,998
2.53%, 9/13/2023	100,000	103,946
2.56%, 2/25/2030	489,000	501,235
2.76%, 9/13/2026	168,000	177,554
2.80%, 7/18/2024	505,000	531,967

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 7/18/2029	$529,000	$566,379
3.29%, 7/25/2027	225,000	245,509
3.41%, 3/7/2024	211,000	224,485
3.46%, 3/2/2023	175,000	182,555
3.68%, 2/22/2027	215,000	237,246
3.74%, 3/7/2029	621,000	691,061
3.75%, 7/18/2039	365,000	410,647
3.76%, 7/26/2023	660,000	699,514
3.78%, 3/2/2025 (b)	221,000	240,382
3.85%, 3/1/2026	99,000	109,297
3.96%, 3/2/2028	118,000	132,328
4.05%, 9/11/2028	224,000	254,032
4.15%, 3/7/2039 (b)	593,000	697,238
4.29%, 7/26/2038	315,000	376,957
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	250,000	250,380
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	765,000	768,397
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	250,000	249,653
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	400,000	396,492
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	200,000	196,820
2.84%, 9/13/2026	397,000	422,225
3.17%, 9/11/2027	300,000	322,725
3.55%, 3/5/2023	267,000	278,911
4.02%, 3/5/2028	210,000	236,752
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	195,000	191,890
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	175,000	179,974
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	220,000	233,662
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	275,000	279,119
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	212,572
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	346,022
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	215,000	215,774
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	255,000	257,920
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	207,000	217,654
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	100,000	104,611
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	225,000	217,269
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,000	283,530
Security Description	Principal Amount	Value
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	$200,000	$199,490
1 year CMT + 0.870%, 2.17%, 5/22/2032 (c)	600,000	587,676
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	200,000	197,134
Morgan Stanley:
3.95%, 4/23/2027	697,000	775,189
4.30%, 1/27/2045	586,000	714,551
4.38%, 1/22/2047	140,000	174,082
4.88%, 11/1/2022	686,000	718,729
5.00%, 11/24/2025	453,000	517,630
6.38%, 7/24/2042	1,370,000	2,084,236
7.25%, 4/1/2032	264,000	383,212
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	822,000	862,607
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	739,000	811,880
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	277,000	335,281
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	477,000	548,898
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	512,000	510,541
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	1,062,000	1,065,579
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,008,000	990,300
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,020,000	1,022,938
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	800,000	782,504
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	570,000	595,958
SOFR + 0.51%, 0.79%, 1/22/2025 (c)	750,000	750,487
SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	995,280
SOFR + 1.18%, 2.24%, 7/21/2032 (c)	750,000	737,242
Series F, 3.88%, 4/29/2024	701,000	756,330
Series GMTN, 3.13%, 1/23/2023	1,391,000	1,440,214
Series GMTN, 3.70%, 10/23/2024	620,000	672,551
Series GMTN, 3.75%, 2/25/2023	400,000	418,420
Series GMTN, 3.88%, 1/27/2026	859,000	949,453
Series GMTN, 4.00%, 7/23/2025	791,000	871,745
Series GMTN, 4.35%, 9/8/2026	653,000	736,349

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	$795,000	$880,137
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	275,000	317,295
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,157,000	1,196,176
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	244,000	243,529
Series MTN, 3.13%, 7/27/2026	952,000	1,024,609
Series MTN, 6.25%, 8/9/2026	200,000	243,778
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	1,730,000	1,730,986
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	550,000	550,836
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	762,000	731,451
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	355,000	337,949
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	385,000	403,264
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	132,000	127,930
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	150,000	159,098
National Australia Bank, Ltd.:
1.88%, 12/13/2022	250,000	254,830
2.88%, 4/12/2023	243,000	252,421
3.00%, 1/20/2023	206,000	213,218
Series BKNT, 2.50%, 7/12/2026	350,000	370,961
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024 (b)	250,000	249,388
Series MTN, 2.10%, 2/1/2023	430,000	439,598
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	249,403
Natwest Group PLC:
3.88%, 9/12/2023	593,000	628,965
4.80%, 4/5/2026	309,000	351,182
5.13%, 5/28/2024	100,000	110,164
6.00%, 12/19/2023	100,000	110,799
6.10%, 6/10/2023	100,000	108,574
Security Description	Principal Amount	Value
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	$330,000	$338,662
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	1,211,000	1,284,932
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	300,000	319,323
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	600,000	697,752
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	341,000	390,360
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	427,000	455,387
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	359,600
Northern Trust Corp.:
1.95%, 5/1/2030	341,000	341,945
3.15%, 5/3/2029	122,000	133,156
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	511,000	549,867
PNC Bank NA:
3.80%, 7/25/2023	163,000	172,281
Series BKNT, 2.70%, 10/22/2029	623,000	652,835
Series BKNT, 2.95%, 2/23/2025	159,000	169,116
Series BKNT, 3.10%, 10/25/2027	195,000	212,952
Series BKNT, 3.25%, 6/1/2025	210,000	226,422
Series BKNT, 3.25%, 1/22/2028	225,000	246,501
Series BKNT, 4.05%, 7/26/2028	443,000	504,493
PNC Financial Services Group Inc 1.15%, 8/13/2026 (b)	250,000	250,507
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	479,000	501,566
2.55%, 1/22/2030	526,000	547,066
3.15%, 5/19/2027	243,000	265,473
3.45%, 4/23/2029	406,000	449,596
3.50%, 1/23/2024	637,000	677,672
3.90%, 4/29/2024	257,000	276,956
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	176,000	178,214
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	354,955
Regions Financial Corp.:
1.80%, 8/12/2028	250,000	247,198
2.25%, 5/18/2025	120,000	124,687

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Canada:
0.65%, 7/29/2024	$450,000	$448,785
Series GMTN, 0.43%, 1/19/2024	215,000	214,099
Series GMTN, 0.88%, 1/20/2026	402,000	395,717
Series GMTN, 1.15%, 7/14/2026	472,000	468,205
Series GMTN, 1.60%, 4/17/2023	75,000	76,464
Series GMTN, 1.95%, 1/17/2023	207,000	211,403
Series GMTN, 2.25%, 11/1/2024	362,000	377,961
Series GMTN, 2.55%, 7/16/2024	399,000	418,854
Series GMTN, 3.70%, 10/5/2023	562,000	598,204
Series MTN, 0.50%, 10/26/2023	325,000	325,195
Series MTN, 1.15%, 6/10/2025	672,000	673,337
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	100,000	103,397
3.45%, 6/2/2025	387,000	414,249
4.40%, 7/13/2027	397,000	445,895
4.50%, 7/17/2025	483,000	532,029
3.50%, 6/7/2024	440,000	467,438
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	248,000	250,091
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	745,000	769,965
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	197,000	215,380
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	267,437
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	550,000	551,067
SOFR + 1.47%, 2.90%, 3/15/2032 (c)	245,000	249,871
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	249,568
Santander UK PLC 4.00%, 3/13/2024	300,000	323,895
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023 (b)	328,000	348,710
3.95%, 1/10/2024	300,000	322,327
Series GMTN, 3.65%, 7/23/2025	150,000	163,520
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	$400,000	$393,368
1.40%, 9/17/2026	250,000	247,970
1.47%, 7/8/2025	915,000	921,780
1.71%, 1/12/2031	250,000	238,290
1.90%, 9/17/2028	250,000	247,300
2.14%, 9/23/2030	404,000	390,244
2.22%, 9/17/2031	450,000	443,065
2.30%, 1/12/2041	230,000	211,566
2.35%, 1/15/2025	275,000	285,543
2.45%, 9/27/2024	164,000	171,390
2.63%, 7/14/2026	406,000	427,327
2.70%, 7/16/2024	521,000	546,711
2.72%, 9/27/2029	295,000	305,381
2.75%, 1/15/2030	300,000	311,460
2.78%, 10/18/2022	500,000	513,095
2.93%, 9/17/2041	125,000	121,778
3.01%, 10/19/2026	108,000	115,804
3.04%, 7/16/2029	608,000	643,544
3.10%, 1/17/2023	471,000	487,509
3.20%, 9/17/2029	275,000	289,578
3.36%, 7/12/2027 (b)	139,000	151,998
3.45%, 1/11/2027	388,000	423,898
3.54%, 1/17/2028	229,000	251,366
3.75%, 7/19/2023	127,000	134,470
3.78%, 3/9/2026	594,000	655,111
3.94%, 7/19/2028	77,000	86,526
SVB Financial Group:
1.80%, 2/2/2031 (b)	70,000	67,253
3.13%, 6/5/2030	255,000	272,802
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	365,000	392,050
Synovus Financial Corp. 3.13%, 11/1/2022	226,000	230,809
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	249,360
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	100,000	109,681
0.70%, 9/10/2024	250,000	249,495
1.25%, 9/10/2026	250,000	248,328
2.00%, 9/10/2031	250,000	245,723
Series GMTN, 3.25%, 3/11/2024	206,000	218,867
Series MTN, 0.25%, 1/6/2023	235,000	234,899
Series MTN, 0.30%, 6/2/2023	250,000	249,715
Series MTN, 0.45%, 9/11/2023	625,000	625,231
Series MTN, 0.75%, 6/12/2023	430,000	432,709
Series MTN, 0.75%, 9/11/2025 (b)	369,000	364,531

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.75%, 1/6/2026 (b)	$250,000	$245,775
Series MTN, 1.15%, 6/12/2025 (b)	460,000	461,132
Series MTN, 1.20%, 6/3/2026	250,000	249,313
Series MTN, 1.90%, 12/1/2022	385,000	392,211
Series MTN, 2.65%, 6/12/2024	302,000	317,779
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	115,806
Series BKNT, 1.50%, 3/10/2025	246,000	250,396
Series BKNT, 2.15%, 12/6/2024	191,000	199,096
Series BKNT, 2.75%, 5/1/2023	245,000	253,918
Series BKNT, 3.00%, 2/2/2023	403,000	416,440
Series BKNT, 3.30%, 5/15/2026 (b)	171,000	186,368
Series BKNT, 3.63%, 9/16/2025	268,000	292,538
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	485,000	506,844
Series BNKT, 3.20%, 4/1/2024	216,000	229,463
Truist Financial Corp.:
4.00%, 5/1/2025	185,000	203,452
Series MTN, 1.13%, 8/3/2027 (b)	372,000	363,552
Series MTN, 1.20%, 8/5/2025 (b)	248,000	249,977
Series MTN, 1.95%, 6/5/2030	198,000	198,269
Series MTN, 2.20%, 3/16/2023	314,000	322,155
Series MTN, 2.50%, 8/1/2024	195,000	204,988
Series MTN, 2.85%, 10/26/2024	648,000	689,213
Series MTN, 3.70%, 6/5/2025	390,000	426,808
Series MTN, 3.75%, 12/6/2023	149,000	159,204
Series MTN, 3.88%, 3/19/2029	208,000	234,851
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	295,000	293,672
US Bancorp:
1.45%, 5/12/2025	375,000	381,124
2.40%, 7/30/2024	393,000	411,935
3.38%, 2/5/2024	263,000	279,451
Security Description	Principal Amount	Value
Series DMTN, 3.00%, 7/30/2029	$151,000	$161,910
Series MTN, 1.38%, 7/22/2030 (b)	130,000	123,942
Series MTN, 3.10%, 4/27/2026	422,000	455,621
Series MTN, 3.60%, 9/11/2024	259,000	280,424
Series MTN, 3.70%, 1/30/2024	354,000	378,497
Series MTN, 3.90%, 4/26/2028	200,000	227,542
Series MTN, 3.95%, 11/17/2025	200,000	222,778
Series V, 2.38%, 7/22/2026	410,000	432,722
Series X, 3.15%, 4/27/2027	338,000	368,295
US Bank NA:
Series BKNT, 2.80%, 1/27/2025	100,000	105,939
Series BKNT, 2.85%, 1/23/2023	749,000	772,526
Series BKNT, 3.40%, 7/24/2023	315,000	331,774
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (b) (c)	105,000	106,557
Wachovia Corp. 7.57%, 8/1/2026 (e)	943,000	1,196,997
Webster Financial Corp. 4.10%, 3/25/2029	272,000	300,446
Wells Fargo & Co.:
3.00%, 4/22/2026	606,000	650,383
3.00%, 10/23/2026	842,000	901,950
3.90%, 5/1/2045	581,000	677,644
4.48%, 1/16/2024	243,000	263,410
5.38%, 11/2/2043	591,000	783,477
5.61%, 1/15/2044	596,000	811,198
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	417,000	430,569
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	531,000	546,542
Series GMTN, 4.30%, 7/22/2027	636,000	721,796
Series GMTN, 4.90%, 11/17/2045	396,000	498,536
Series M, 3.45%, 2/13/2023	488,000	508,208
Series MTN, 3.00%, 2/19/2025	690,000	731,579
Series MTN, 3.30%, 9/9/2024	613,000	659,226
Series MTN, 3.55%, 9/29/2025	425,000	462,663
Series MTN, 4.10%, 6/3/2026	1,112,000	1,238,824

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.15%, 1/24/2029	$645,000	$732,230
Series MTN, 4.40%, 6/14/2046	888,000	1,057,226
Series MTN, 4.65%, 11/4/2044	462,000	562,785
Series MTN, 4.75%, 12/7/2046	459,000	574,172
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	811,000	837,049
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	843,000	905,205
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,105,000	1,211,732
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	209,000	209,560
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	961,000	1,001,006
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	575,000	586,408
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	690,000	721,671
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	1,042,000	1,062,663
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,310,000	1,351,121
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	695,000	810,655
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	715,000	962,519
Wells Fargo Bank NA:
5.95%, 8/26/2036	165,000	223,816
Series BKNT, 5.85%, 2/1/2037	386,000	523,540
Series BKNT, 6.60%, 1/15/2038	404,000	587,214
Westpac Banking Corp.:
1.15%, 6/3/2026	500,000	499,095
2.00%, 1/13/2023	348,000	355,583
2.15%, 6/3/2031	500,000	504,245
2.35%, 2/19/2025	505,000	528,134
2.70%, 8/19/2026 (b)	419,000	448,917
2.75%, 1/11/2023	689,000	710,593
2.96%, 11/16/2040	117,000	115,412
3.30%, 2/26/2024	237,000	252,417
3.35%, 3/8/2027	382,000	419,680
Security Description	Principal Amount	Value
3.40%, 1/25/2028	$162,000	$179,081
3.65%, 5/15/2023 (b)	382,000	402,552
4.42%, 7/24/2039	300,000	351,927
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (c)	555,000	602,869
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	330,000	323,034
Wintrust Financial Corp. 4.85%, 6/6/2029	155,000	167,856
Zions Bancorp NA 3.25%, 10/29/2029	157,000	163,206
		346,628,397
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	750,000	822,983
4.70%, 2/1/2036	1,439,000	1,739,535
4.90%, 2/1/2046	2,052,000	2,548,317
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	116,000	127,253
4.70%, 2/1/2036	250,000	301,915
4.90%, 2/1/2046	557,000	687,605
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	510,000	548,638
4.00%, 4/13/2028	436,000	492,030
4.35%, 6/1/2040	648,000	755,354
4.38%, 4/15/2038	314,000	366,570
4.44%, 10/6/2048	943,000	1,106,648
4.50%, 6/1/2050	558,000	667,625
4.60%, 4/15/2048	595,500	712,879
4.60%, 6/1/2060	171,000	205,626
4.75%, 1/23/2029	1,173,000	1,381,231
4.90%, 1/23/2031 (b)	653,000	793,232
4.95%, 1/15/2042	345,000	426,420
5.45%, 1/23/2039	282,000	365,514
5.55%, 1/23/2049	1,286,000	1,741,103
5.80%, 1/23/2059	350,000	496,412
8.20%, 1/15/2039	355,000	579,814
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	65,035
4.00%, 4/15/2038	210,000	244,971
4.50%, 7/15/2045	40,000	50,900
Coca-Cola Co 1.45%, 6/1/2027	118,000	119,082
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	595,000	574,681
1.38%, 3/15/2031	846,000	803,505
1.50%, 3/5/2028	145,000	144,533
1.65%, 6/1/2030	222,000	216,830
1.75%, 9/6/2024	297,000	307,965
2.00%, 3/5/2031 (b)	165,000	165,238
2.13%, 9/6/2029	100,000	102,434

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2040	$180,000	$175,246
2.50%, 3/15/2051	251,000	236,778
2.60%, 6/1/2050	414,000	396,413
2.75%, 6/1/2060 (b)	185,000	178,840
2.90%, 5/25/2027	174,000	189,023
3.00%, 3/5/2051	141,000	145,742
3.38%, 3/25/2027	670,000	741,770
3.45%, 3/25/2030	709,000	793,662
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	380,000	360,130
2.75%, 1/22/2030	150,000	154,901
5.25%, 11/26/2043	399,000	527,753
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	157,438
3.15%, 8/1/2029	450,000	481,653
3.60%, 2/15/2028	367,000	403,832
4.25%, 5/1/2023	475,000	502,450
4.40%, 11/15/2025	97,000	108,582
4.50%, 5/9/2047	486,000	579,910
4.65%, 11/15/2028	173,000	201,270
4.75%, 11/15/2024	356,000	396,463
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	202,160
2.00%, 4/29/2030	237,000	235,587
2.13%, 4/29/2032	193,000	191,746
2.63%, 4/29/2023	211,000	217,387
3.50%, 9/18/2023	33,000	34,918
3.88%, 5/18/2028 (b)	285,000	322,332
3.88%, 4/29/2043	141,000	164,887
Diageo Captial PLC:
2.13%, 10/24/2024 (b)	200,000	208,316
2.38%, 10/24/2029	118,000	121,593
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	124,920
7.45%, 4/15/2035	221,000	341,973
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	774,000	810,378
4.38%, 5/10/2043	475,000	561,336
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (b)	240,000	240,238
2.55%, 9/15/2026	272,000	287,210
3.35%, 3/15/2051	130,000	135,214
3.43%, 6/15/2027	288,000	316,181
3.80%, 5/1/2050	165,000	185,658
4.06%, 5/25/2023	166,000	175,474
4.42%, 5/25/2025	157,000	174,447
4.42%, 12/15/2046	312,000	374,650
4.50%, 11/15/2045	433,000	525,666
4.60%, 5/25/2028	200,000	232,036
4.99%, 5/25/2038	156,000	195,379
5.09%, 5/25/2048	171,000	226,378
Molson Coors Beverage Co.:
4.20%, 7/15/2046	330,000	365,224
Security Description	Principal Amount	Value
5.00%, 5/1/2042	$393,000	$476,434
Molson Coors Brewing Co. 3.00%, 7/15/2026 (b)	415,000	443,718
PepsiCo, Inc.:
0.40%, 10/7/2023	455,000	455,737
0.75%, 5/1/2023	277,000	279,172
1.40%, 2/25/2031	172,000	165,201
1.63%, 5/1/2030	181,000	177,619
2.25%, 3/19/2025	494,000	515,617
2.75%, 3/1/2023	243,000	251,592
2.75%, 4/30/2025	524,000	556,656
2.75%, 3/19/2030	823,000	877,680
2.88%, 10/15/2049	233,000	237,276
3.00%, 10/15/2027	353,000	386,306
3.38%, 7/29/2049	226,000	248,062
3.45%, 10/6/2046	605,000	668,501
3.60%, 3/1/2024	117,000	124,793
3.60%, 8/13/2042	260,000	294,172
3.63%, 3/19/2050	600,000	691,710
3.88%, 3/19/2060	235,000	285,379
4.00%, 3/5/2042	425,000	505,920
4.45%, 4/14/2046	440,000	558,466
4.60%, 7/17/2045	160,000	206,056
		41,771,089
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	400,000	392,928
2.00%, 1/15/2032	400,000	385,660
2.20%, 2/21/2027	538,000	556,314
2.25%, 8/19/2023	230,000	237,305
2.30%, 2/25/2031 (b)	260,000	260,640
2.45%, 2/21/2030	200,000	204,386
2.60%, 8/19/2026	269,000	284,185
2.77%, 9/1/2053	513,000	475,135
2.80%, 8/15/2041	400,000	386,912
3.00%, 1/15/2052	400,000	386,276
3.13%, 5/1/2025	272,000	290,229
3.15%, 2/21/2040	539,000	549,435
3.20%, 11/2/2027	358,000	389,447
3.38%, 2/21/2050	916,000	947,584
3.63%, 5/22/2024	500,000	535,515
4.40%, 5/1/2045	454,000	544,173
4.56%, 6/15/2048	294,000	363,281
4.66%, 6/15/2051	556,000	701,855
4.95%, 10/1/2041	182,000	229,844
5.15%, 11/15/2041	269,000	344,056
Baxalta, Inc.:
4.00%, 6/23/2025	139,000	152,126
5.25%, 6/23/2045	137,000	183,221
Biogen, Inc.:
2.25%, 5/1/2030	474,000	470,829
3.15%, 5/1/2050	343,000	329,403
3.25%, 2/15/2051 (d)	313,000	306,346
4.05%, 9/15/2025	540,000	595,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
0.75%, 9/29/2023	$589,000	$589,059
1.20%, 10/1/2027	315,000	307,928
1.65%, 10/1/2030 (b)	229,000	220,096
2.60%, 10/1/2040	515,000	490,311
2.80%, 10/1/2050	315,000	298,475
2.95%, 3/1/2027	400,000	429,876
3.50%, 2/1/2025	429,000	461,613
3.65%, 3/1/2026	982,000	1,075,565
3.70%, 4/1/2024	681,000	727,730
4.00%, 9/1/2036	270,000	310,497
4.50%, 2/1/2045	537,000	651,794
4.60%, 9/1/2035	209,000	253,387
4.75%, 3/1/2046	605,000	759,941
4.80%, 4/1/2044	487,000	612,042
Illumina, Inc.:
0.55%, 3/23/2023	186,000	186,043
2.55%, 3/23/2031	150,000	151,367
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	184,000	174,852
2.80%, 9/15/2050	230,000	212,311
Royalty Pharma PLC:
1.20%, 9/2/2025	180,000	178,751
1.75%, 9/2/2027	260,000	258,794
2.15%, 9/2/2031	140,000	134,814
2.20%, 9/2/2030	105,000	102,841
3.30%, 9/2/2040	640,000	639,661
3.35%, 9/2/2051	145,000	137,470
3.55%, 9/2/2050 (b)	212,000	208,519
		20,076,631
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	710,000	735,659
2.49%, 2/15/2027	215,000	224,458
2.72%, 2/15/2030	682,000	705,140
3.38%, 4/5/2040	317,000	332,048
3.58%, 4/5/2050	477,000	506,378
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	311,000	330,761
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	108,965
4.50%, 2/15/2047	245,000	301,769
4.63%, 7/2/2044	320,000	389,510
5.13%, 9/14/2045	240,000	314,724
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	160,000	155,123
2.00%, 9/16/2031	145,000	141,403
Lennox International, Inc.:
1.35%, 8/1/2025	180,000	180,025
1.70%, 8/1/2027	100,000	99,175
Security Description	Principal Amount	Value
3.00%, 11/15/2023	$25,000	$26,142
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	275,000	302,654
4.25%, 7/2/2024	119,000	129,059
Series CB, 2.50%, 3/15/2030	347,000	353,694
Masco Corp.:
1.50%, 2/15/2028	125,000	121,571
2.00%, 10/1/2030	170,000	164,404
2.00%, 2/15/2031	260,000	251,428
3.13%, 2/15/2051	90,000	88,595
3.50%, 11/15/2027	45,000	49,079
4.50%, 5/15/2047	325,000	388,954
Owens Corning:
3.40%, 8/15/2026	86,000	92,871
3.88%, 6/1/2030	201,000	221,613
3.95%, 8/15/2029	126,000	140,832
4.30%, 7/15/2047	94,000	107,961
4.40%, 1/30/2048	360,000	420,829
Vulcan Materials Co.:
3.50%, 6/1/2030	380,000	417,031
3.90%, 4/1/2027	155,000	173,733
4.50%, 4/1/2025	135,000	149,179
4.50%, 6/15/2047	299,000	361,650
		8,486,417
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	132,452
1.85%, 5/15/2027	548,000	563,689
2.05%, 5/15/2030	323,000	326,508
2.70%, 5/15/2040	263,500	265,642
2.75%, 2/3/2023	100,000	103,207
2.80%, 5/15/2050	165,000	164,248
Cabot Corp. 4.00%, 7/1/2029	135,000	146,892
Celanese US Holdings LLC:
1.40%, 8/5/2026	125,000	124,144
3.50%, 5/8/2024	7,000	7,458
4.63%, 11/15/2022	106,000	110,830
CF Industries, Inc. 4.95%, 6/1/2043	205,000	246,996
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	225,000	222,874
3.60%, 11/15/2050	225,000	239,200
4.38%, 11/15/2042	400,000	471,680
4.63%, 10/1/2044	140,000	169,536
4.80%, 11/30/2028	81,000	95,746
4.80%, 5/15/2049	550,000	693,847
5.25%, 11/15/2041	392,000	507,123
7.38%, 11/1/2029	118,000	160,935
9.40%, 5/15/2039	90,000	161,986
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	837,000	898,754
4.49%, 11/15/2025	332,000	373,311

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.73%, 11/15/2028	$446,000	$522,864
5.32%, 11/15/2038	446,000	576,754
5.42%, 11/15/2048	510,000	699,506
Eastman Chemical Co.:
4.65%, 10/15/2044	364,000	436,192
4.80%, 9/1/2042	237,000	287,979
Ecolab, Inc.:
1.30%, 1/30/2031	275,000	258,618
2.13%, 8/15/2050	155,000	136,124
2.70%, 11/1/2026	200,000	213,282
2.75%, 8/18/2055 (d)	228,000	219,320
3.25%, 12/1/2027	153,000	167,358
4.80%, 3/24/2030	248,000	300,668
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	230,000	233,951
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	105,000	107,190
FMC Corp.:
3.20%, 10/1/2026	220,000	235,477
3.45%, 10/1/2029	150,000	161,573
4.50%, 10/1/2049	215,000	253,044
Huntsman International LLC:
2.95%, 6/15/2031 (b)	75,000	76,670
4.50%, 5/1/2029	150,000	169,641
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	490,000	577,068
Linde, Inc.:
2.00%, 8/10/2050	80,000	68,579
3.20%, 1/30/2026	261,000	282,835
3.55%, 11/7/2042	326,000	367,246
Lubrizol Corp. 6.50%, 10/1/2034	70,000	101,626
LYB International Finance B.V. 4.88%, 3/15/2044	176,000	216,264
LYB International Finance II B.V. 3.50%, 3/2/2027	655,000	714,022
LYB International Finance III LLC:
1.25%, 10/1/2025	160,000	159,696
2.25%, 10/1/2030 (b)	155,000	155,223
3.38%, 5/1/2030	500,000	542,620
3.38%, 10/1/2040	200,000	206,448
3.63%, 4/1/2051	341,000	356,232
3.80%, 10/1/2060	250,000	260,422
4.20%, 10/15/2049	200,000	227,568
LyondellBasell Industries NV:
4.63%, 2/26/2055	224,000	270,498
5.75%, 4/15/2024	571,000	634,432
Mosaic Co.:
3.25%, 11/15/2022	260,000	267,530
4.05%, 11/15/2027	216,000	242,523
4.25%, 11/15/2023	121,000	129,051
4.88%, 11/15/2041	305,000	359,360
Security Description	Principal Amount	Value
NewMarket Corp. 2.70%, 3/18/2031	$415,000	$415,336
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	71,503
2.95%, 5/13/2030	200,000	211,136
3.00%, 4/1/2025	110,000	116,498
3.15%, 10/1/2022	300,000	306,228
3.63%, 3/15/2024	231,000	245,650
3.95%, 5/13/2050	200,000	227,538
4.00%, 12/15/2026	153,000	171,017
4.13%, 3/15/2035	160,000	181,312
4.90%, 6/1/2043	190,000	238,969
5.00%, 4/1/2049	115,000	150,450
5.63%, 12/1/2040	200,000	270,280
5.88%, 12/1/2036	260,000	350,306
PPG Industries, Inc.:
1.20%, 3/15/2026	340,000	338,099
2.40%, 8/15/2024	168,000	175,367
2.55%, 6/15/2030 (b)	100,000	102,809
2.80%, 8/15/2029	140,000	147,049
3.20%, 3/15/2023	100,000	103,671
3.75%, 3/15/2028	163,000	182,995
Praxair, Inc. 1.10%, 8/10/2030	121,000	112,551
RPM International, Inc.:
3.75%, 3/15/2027	281,000	307,436
4.25%, 1/15/2048	100,000	111,512
5.25%, 6/1/2045	265,000	333,502
Sherwin-Williams Co.:
2.30%, 5/15/2030	175,000	176,335
2.95%, 8/15/2029	425,000	450,096
3.30%, 5/15/2050	200,000	207,092
3.45%, 8/1/2025	98,000	106,138
3.45%, 6/1/2027	409,000	448,612
3.80%, 8/15/2049	200,000	223,990
4.00%, 12/15/2042	108,000	122,448
Westlake Chemical Corp.:
0.88%, 8/15/2024	65,000	65,086
2.88%, 8/15/2041	60,000	57,233
3.13%, 8/15/2051	100,000	94,318
3.38%, 8/15/2061	200,000	187,996
3.60%, 8/15/2026	100,000	109,954
4.38%, 11/15/2047	310,000	354,308
		24,857,332
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	149,000	167,407
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	262,000	249,076
1.70%, 5/15/2028	125,000	126,445
3.38%, 9/15/2025	241,000	262,533
Block Financial LLC 3.88%, 8/15/2030	466,000	506,868

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	$130,000	$136,867
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	120,178
California Institute of Technology 3.65%, 9/1/2119	105,000	118,007
Cintas Corp. No. 2 3.70%, 4/1/2027	100,000	111,550
Duke University:
Series 2020, 2.68%, 10/1/2044	76,000	76,338
Series 2020, 2.83%, 10/1/2055	188,000	190,647
Emory University:
Series 2020, 2.14%, 9/1/2030	115,000	117,049
Series 2020, 2.97%, 9/1/2050	132,000	137,409
Equifax, Inc.:
2.35%, 9/15/2031	250,000	246,432
2.60%, 12/15/2025	344,000	360,787
3.95%, 6/15/2023	250,000	263,710
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	25,000	23,833
Series 2020, 2.82%, 6/1/2070	65,000	64,300
George Washington University Series 2014, 4.30%, 9/15/2044	110,000	137,936
Georgetown University:
Series A, 5.22%, 10/1/2118	180,000	261,176
Series B, 4.32%, 4/1/2049 (b)	135,000	167,766
Global Payments, Inc.:
1.20%, 3/1/2026	375,000	371,205
2.65%, 2/15/2025	161,000	168,210
2.90%, 5/15/2030	157,000	162,239
3.20%, 8/15/2029	287,000	303,411
4.00%, 6/1/2023	305,000	321,647
4.15%, 8/15/2049	230,000	258,508
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	350,000	446,803
Leland Stanford Junior University:
1.29%, 6/1/2027	170,000	170,580
2.41%, 6/1/2050	120,000	115,283
3.65%, 5/1/2048	125,000	149,779
Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
3.89%, 7/1/2116	$194,000	$234,205
4.68%, 7/1/2114	130,000	186,780
5.60%, 7/1/2111	249,000	428,763
Series F, 2.99%, 7/1/2050	285,000	306,714
Moody's Corp.:
2.00%, 8/19/2031	250,000	244,512
2.55%, 8/18/2060	153,000	133,737
2.63%, 1/15/2023	130,000	133,597
2.75%, 8/19/2041	250,000	242,415
4.88%, 2/15/2024	123,000	133,949
4.88%, 12/17/2048	222,000	290,087
5.25%, 7/15/2044	269,000	361,025
Northeastern University Series 2020, 2.89%, 10/1/2050	165,000	166,378
Northwestern University Series 2017, 3.66%, 12/1/2057	185,000	224,682
Novant Health, Inc.:
2.64%, 11/1/2036	75,000	75,890
3.17%, 11/1/2051	219,000	227,983
3.32%, 11/1/2061	70,000	73,888
PayPal Holdings, Inc.:
1.35%, 6/1/2023	110,000	111,815
1.65%, 6/1/2025	189,000	193,778
2.30%, 6/1/2030	200,000	205,016
2.40%, 10/1/2024	478,000	502,187
2.65%, 10/1/2026	380,000	406,019
2.85%, 10/1/2029	356,000	379,183
3.25%, 6/1/2050 (b)	247,000	265,434
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	192,747
3.30%, 7/15/2056 (b)	237,500	269,945
Quanta Services, Inc.:
0.95%, 10/1/2024	65,000	65,011
2.35%, 1/15/2032	110,000	107,703
2.90%, 10/1/2030	374,000	386,529
3.05%, 10/1/2041	115,000	111,179
RELX Capital, Inc.:
3.00%, 5/22/2030	188,000	199,442
3.50%, 3/16/2023	227,000	236,525
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	235,000	229,383
S&P Global, Inc.:
1.25%, 8/15/2030	91,000	85,714
2.30%, 8/15/2060	65,000	55,388
3.25%, 12/1/2049	346,000	369,185
4.00%, 6/15/2025	468,000	514,884
Total System Services, Inc.:
4.45%, 6/1/2028	179,000	203,777
4.80%, 4/1/2026	160,000	181,456

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Trustees of Boston College 3.13%, 7/1/2052	$160,000	$167,826
Trustees of Boston University Series CC, 4.06%, 10/1/2048	205,000	249,735
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	300,000	339,633
Series 2020, 2.40%, 10/1/2050	210,000	199,250
University of Chicago:
3.00%, 10/1/2052	160,000	166,062
Series 20B, 2.76%, 4/1/2045	30,000	30,442
Series C, 2.55%, 4/1/2050	280,000	268,895
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	432,000	493,512
University of Southern California:
2.81%, 10/1/2050	118,000	120,967
3.03%, 10/1/2039	100,000	106,479
Series 21A, 2.95%, 10/1/2051	325,000	339,865
Series A, 3.23%, 10/1/2120	225,000	227,446
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	105,988
4.00%, 6/15/2025	143,000	157,412
4.13%, 3/15/2029	324,000	367,491
5.50%, 6/15/2045	185,000	247,214
William Marsh Rice University 3.77%, 5/15/2055	95,000	116,457
Yale University:
Series 2020, 0.87%, 4/15/2025	200,000	200,702
Series 2020, 1.48%, 4/15/2030	170,000	166,726
Series 2020, 2.40%, 4/15/2050	295,000	283,672
		19,406,658
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030	230,000	229,002
Apple, Inc.:
0.55%, 8/20/2025	213,000	209,735
0.70%, 2/8/2026 (b)	500,000	494,515
0.75%, 5/11/2023	375,000	377,678
1.13%, 5/11/2025	482,000	485,138
1.20%, 2/8/2028	500,000	489,745
1.25%, 8/20/2030	330,000	312,771
1.40%, 8/5/2028	600,000	590,856
1.65%, 5/11/2030	597,000	585,317
1.65%, 2/8/2031 (b)	660,000	643,718
1.70%, 8/5/2031	400,000	389,952
Security Description	Principal Amount	Value
1.80%, 9/11/2024	$200,000	$206,978
2.05%, 9/11/2026	647,000	673,805
2.20%, 9/11/2029	437,000	449,843
2.38%, 2/8/2041	300,000	287,694
2.40%, 1/13/2023	622,000	637,650
2.40%, 5/3/2023	871,000	899,490
2.40%, 8/20/2050	155,000	142,389
2.45%, 8/4/2026	903,000	955,925
2.55%, 8/20/2060	249,000	227,118
2.65%, 5/11/2050	367,000	353,307
2.65%, 2/8/2051	500,000	481,105
2.70%, 8/5/2051	400,000	388,956
2.75%, 1/13/2025	427,000	452,325
2.80%, 2/8/2061	400,000	384,644
2.85%, 2/23/2023	313,000	322,747
2.85%, 5/11/2024	326,000	343,985
2.85%, 8/5/2061	400,000	386,736
2.95%, 9/11/2049	222,000	225,561
3.00%, 2/9/2024	624,000	657,721
3.00%, 6/20/2027	502,000	548,681
3.00%, 11/13/2027	1,048,000	1,139,721
3.20%, 5/13/2025	502,000	541,784
3.20%, 5/11/2027	831,000	911,316
3.25%, 2/23/2026	229,000	249,196
3.35%, 2/9/2027	550,000	606,171
3.45%, 5/6/2024	659,000	707,509
3.75%, 9/12/2047	718,000	826,152
3.75%, 11/13/2047	702,000	810,199
3.85%, 5/4/2043	735,000	858,179
3.85%, 8/4/2046	365,000	426,094
4.25%, 2/9/2047	385,000	476,607
4.38%, 5/13/2045	1,074,000	1,353,498
4.45%, 5/6/2044	200,000	253,744
4.50%, 2/23/2036	370,000	463,188
4.65%, 2/23/2046	536,000	697,475
CGI, Inc.:
1.45%, 9/14/2026 (d)	210,000	207,862
2.30%, 9/14/2031 (d)	250,000	243,270
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	259,000	280,204
4.90%, 10/1/2026	403,000	464,006
5.30%, 10/1/2029	236,000	285,385
5.45%, 6/15/2023	939,000	1,007,819
5.85%, 7/15/2025	590,000	686,247
6.02%, 6/15/2026	850,000	1,013,761
6.10%, 7/15/2027 (b)	485,000	599,610
8.10%, 7/15/2036	291,000	441,459
8.35%, 7/15/2046	429,000	700,548
DXC Technology Co.:
1.80%, 9/15/2026	250,000	249,658
2.38%, 9/15/2028	250,000	247,605
Fortinet, Inc. 1.00%, 3/15/2026	95,000	93,597

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Genpact Luxembourg Sarl 3.38%, 12/1/2024	$165,000	$175,915
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	250,000	251,238
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	370,000	375,894
1.75%, 4/1/2026 (b)	315,000	319,681
2.25%, 4/1/2023	384,000	393,427
4.40%, 10/15/2022	285,000	294,630
4.45%, 10/2/2023	460,000	492,798
4.90%, 10/15/2025	1,000,000	1,131,390
6.35%, 10/15/2045	626,000	843,184
HP, Inc.:
3.00%, 6/17/2027 (b)	350,000	374,462
3.40%, 6/17/2030	300,000	318,906
6.00%, 9/15/2041	652,000	842,449
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	278,000	274,636
2.85%, 5/15/2040	310,000	309,535
2.88%, 11/9/2022	1,091,000	1,121,984
2.95%, 5/15/2050	366,000	360,755
3.00%, 5/15/2024	1,065,000	1,129,933
3.30%, 5/15/2026	1,544,000	1,684,674
3.45%, 2/19/2026	351,000	384,398
3.50%, 5/15/2029	271,000	299,282
3.63%, 2/12/2024	864,000	924,739
4.00%, 6/20/2042	242,000	279,186
4.15%, 5/15/2039	489,000	576,433
4.25%, 5/15/2049 (b)	528,000	640,057
7.13%, 12/1/2096 (b)	150,000	280,131
Leidos, Inc.:
2.30%, 2/15/2031	140,000	136,636
2.95%, 5/15/2023	131,000	135,618
3.63%, 5/15/2025	309,000	333,624
4.38%, 5/15/2030	122,000	138,097
NetApp, Inc.:
1.88%, 6/22/2025	387,000	396,512
2.38%, 6/22/2027	150,000	156,471
2.70%, 6/22/2030	250,000	257,263
3.30%, 9/29/2024	463,000	493,655
Teledyne FLIR LLC 2.50%, 8/1/2030	85,000	85,610
		46,890,154
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	130,886
Series MTN, 3.25%, 3/15/2024 (b)	292,000	311,993
Series MTN, 3.70%, 8/1/2047	248,000	297,109
Security Description	Principal Amount	Value
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	$115,000	$114,397
2.00%, 12/1/2024 (b)	112,000	116,673
2.38%, 12/1/2029 (b)	135,000	140,127
3.13%, 12/1/2049 (b)	445,000	478,059
3.15%, 3/15/2027	190,000	207,273
4.15%, 3/15/2047	427,000	529,237
Procter & Gamble Co.:
0.55%, 10/29/2025	205,000	201,982
1.20%, 10/29/2030 (b)	150,000	142,541
1.95%, 4/23/2031	250,000	253,247
2.45%, 11/3/2026	284,000	301,636
2.80%, 3/25/2027	100,000	107,650
3.00%, 3/25/2030	1,995,000	2,180,734
3.10%, 8/15/2023	227,000	238,829
Unilever Capital Corp.:
0.38%, 9/14/2023	140,000	140,064
1.38%, 9/14/2030	210,000	200,506
1.75%, 8/12/2031	175,000	170,767
2.00%, 7/28/2026	187,000	194,243
2.60%, 5/5/2024	194,000	203,541
2.90%, 5/5/2027	151,000	162,564
3.38%, 3/22/2025	236,000	254,741
3.50%, 3/22/2028 (b)	287,000	318,349
5.90%, 11/15/2032	753,000	1,020,774
Series 30Y, 2.63%, 8/12/2051	250,000	241,183
		8,659,105
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	114,390
4.20%, 5/15/2047	250,000	308,085
4.60%, 6/15/2045	302,000	387,759
		810,234
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	230,000	227,465
2.88%, 8/14/2024	175,000	182,126
3.15%, 2/15/2024	585,000	609,868
3.88%, 1/23/2028 (b)	193,000	206,680
4.45%, 10/1/2025	267,000	291,465
4.45%, 4/3/2026 (b)	195,000	212,991
4.50%, 9/15/2023	249,000	265,339
4.63%, 10/15/2027 (b)	230,000	256,278
6.50%, 7/15/2025 (b)	405,000	470,015
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	108,080
Air Lease Corp.:
0.80%, 8/18/2024	165,000	163,876
1.88%, 8/15/2026	400,000	398,800
2.10%, 9/1/2028	175,000	170,091

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 1/15/2023 (b)	$272,000	$277,921
2.75%, 1/15/2023	102,000	104,704
3.00%, 9/15/2023	228,000	236,974
3.13%, 12/1/2030	150,000	153,057
3.25%, 3/1/2025	303,000	319,771
3.25%, 10/1/2029	193,000	201,123
3.38%, 7/1/2025	175,000	185,836
4.63%, 10/1/2028	375,000	421,879
Series GMTN, 3.75%, 6/1/2026	341,000	369,184
Series MTN, 0.70%, 2/15/2024	345,000	342,930
Series MTN, 2.30%, 2/1/2025	245,000	251,429
Series MTN, 2.88%, 1/15/2026	263,000	274,393
Series MTN, 3.00%, 2/1/2030	244,000	247,821
Aircastle, Ltd.:
4.13%, 5/1/2024	120,000	127,627
4.25%, 6/15/2026 (b)	322,000	351,785
4.40%, 9/25/2023	40,000	42,597
5.00%, 4/1/2023	198,000	210,234
Ally Financial, Inc.:
1.45%, 10/2/2023	615,000	624,409
3.88%, 5/21/2024	150,000	161,328
4.63%, 3/30/2025	217,000	241,176
5.13%, 9/30/2024	376,000	421,026
5.80%, 5/1/2025 (b)	250,000	287,823
American Express Co.:
2.50%, 7/30/2024	208,000	218,602
2.65%, 12/2/2022	379,000	389,347
3.00%, 10/30/2024	327,000	348,997
3.13%, 5/20/2026	366,000	396,854
3.40%, 2/22/2024	328,000	349,071
3.63%, 12/5/2024	148,000	160,490
3.70%, 8/3/2023	1,165,000	1,232,488
4.05%, 12/3/2042	133,000	159,036
4.20%, 11/6/2025	253,000	284,595
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	482,000	533,386
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	273,000	291,733
3.00%, 4/2/2025	200,000	212,454
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	147,456
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	53,031
5.38%, 7/24/2023	210,000	225,488
BlackRock, Inc.:
1.90%, 1/28/2031	135,000	134,063
2.40%, 4/30/2030	367,000	378,839
3.20%, 3/15/2027	518,000	567,055
Security Description	Principal Amount	Value
3.25%, 4/30/2029	$543,000	$596,752
3.50%, 3/18/2024	483,000	517,776
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	145,000	144,981
2.63%, 12/15/2026 (d)	250,000	249,463
Brookfield Finance I UK PLC 2.34%, 1/30/2032	250,000	246,075
Brookfield Finance LLC 3.45%, 4/15/2050	294,000	302,667
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	81,779
3.50%, 3/30/2051	500,000	521,385
3.90%, 1/25/2028	394,000	437,249
4.25%, 6/2/2026	185,000	206,874
4.35%, 4/15/2030	423,000	486,975
4.70%, 9/20/2047	196,000	237,579
4.85%, 3/29/2029	125,000	147,090
Capital One Bank USA NA 3.38%, 2/15/2023 (b)	556,000	578,290
Capital One Financial Corp.:
2.60%, 5/11/2023	258,000	266,586
3.20%, 1/30/2023	361,000	373,693
3.30%, 10/30/2024	867,000	929,962
3.50%, 6/15/2023	102,000	107,195
3.65%, 5/11/2027	202,000	223,568
3.75%, 7/28/2026	108,000	118,555
3.75%, 3/9/2027	621,000	688,111
3.80%, 1/31/2028	428,000	475,987
3.90%, 1/29/2024	218,000	233,404
4.20%, 10/29/2025	295,000	326,512
4.25%, 4/30/2025	11,000	12,165
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	604,000	590,543
Cboe Global Markets, Inc. 1.63%, 12/15/2030	600,000	573,240
Charles Schwab Corp:
2.75%, 10/1/2029	194,000	204,744
3.30%, 4/1/2027	351,000	383,060
Charles Schwab Corp.:
0.75%, 3/18/2024	208,000	208,984
0.90%, 3/11/2026	272,000	269,489
1.15%, 5/13/2026	189,000	189,185
1.65%, 3/11/2031	440,000	423,548
1.95%, 12/1/2031	250,000	246,038
2.00%, 3/20/2028	200,000	204,156
2.65%, 1/25/2023	715,000	735,449
3.00%, 3/10/2025	118,000	125,433
3.20%, 3/2/2027	361,000	393,595
3.20%, 1/25/2028	223,000	243,086
3.25%, 5/22/2029	147,000	160,539
3.45%, 2/13/2026	198,000	216,481
4.63%, 3/22/2030	247,000	297,208
CI Financial Corp. 3.20%, 12/17/2030	475,000	493,933

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CME Group, Inc.:
3.00%, 3/15/2025	$321,000	$341,660
3.75%, 6/15/2028	274,000	309,932
4.15%, 6/15/2048	276,000	350,390
5.30%, 9/15/2043	512,000	717,829
Credit Suisse USA, Inc. 7.13%, 7/15/2032	249,000	354,511
Discover Financial Services:
3.75%, 3/4/2025	124,000	133,791
3.85%, 11/21/2022	150,000	155,736
4.10%, 2/9/2027	267,000	297,526
4.50%, 1/30/2026	325,000	364,071
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	183,744
Franklin Resources, Inc.:
1.60%, 10/30/2030	200,000	190,174
2.85%, 3/30/2025	317,000	336,572
GE Capital Funding LLC:
3.45%, 5/15/2025	540,000	582,503
4.05%, 5/15/2027	280,000	314,507
4.40%, 5/15/2030	840,000	975,820
4.55%, 5/15/2032	295,000	350,728
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	525,000	569,005
4.42%, 11/15/2035	2,907,000	3,494,563
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	252,000	253,139
2.10%, 6/15/2030	179,000	177,029
2.65%, 9/15/2040	238,000	227,790
3.00%, 6/15/2050	259,000	255,563
3.00%, 9/15/2060	255,000	241,034
3.10%, 9/15/2027	476,000	515,527
3.45%, 9/21/2023	165,000	174,212
3.75%, 12/1/2025	415,000	456,068
3.75%, 9/21/2028	417,000	464,988
4.00%, 10/15/2023	185,000	197,782
4.25%, 9/21/2048	296,000	353,131
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	109,714
4.00%, 1/30/2024	240,000	258,161
5.38%, 11/30/2043	105,000	138,189
Janus Capital Group, Inc. 4.88%, 8/1/2025	272,000	304,828
Jefferies Group LLC:
2.75%, 10/15/2032	210,000	211,254
5.13%, 1/20/2023	301,000	318,326
6.25%, 1/15/2036	20,000	26,883
6.45%, 6/8/2027 (b)	150,000	187,340
6.50%, 1/20/2043	173,000	239,461
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	263,000	295,557
4.85%, 1/15/2027	164,000	190,409
Security Description	Principal Amount	Value
Lazard Group LLC:
3.63%, 3/1/2027	$225,000	$245,178
3.75%, 2/13/2025	76,000	82,015
4.50%, 9/19/2028	200,000	231,020
Legg Mason, Inc. 5.63%, 1/15/2044	336,000	464,013
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	123,000	123,620
2.00%, 3/3/2025	247,000	256,475
2.95%, 11/21/2026	391,000	423,899
2.95%, 3/15/2051	60,000	61,987
3.35%, 3/26/2030	284,000	315,723
3.38%, 4/1/2024	211,000	225,616
3.50%, 2/26/2028	215,000	239,061
3.65%, 6/1/2049	339,000	389,819
3.80%, 11/21/2046	197,000	230,535
3.85%, 3/26/2050	367,000	437,670
3.95%, 2/26/2048	315,000	378,072
Nasdaq, Inc.:
0.45%, 12/21/2022	53,000	53,004
1.65%, 1/15/2031	250,000	235,605
2.50%, 12/21/2040	350,000	322,283
3.85%, 6/30/2026	131,000	145,427
4.25%, 6/1/2024	100,000	108,377
Nomura Holdings, Inc.:
1.65%, 7/14/2026	300,000	298,725
1.85%, 7/16/2025	200,000	202,686
2.17%, 7/14/2028	365,000	361,945
2.61%, 7/14/2031	270,000	268,766
2.65%, 1/16/2025	256,000	266,673
2.68%, 7/16/2030	450,000	454,387
3.10%, 1/16/2030	407,000	424,053
ORIX Corp.:
2.25%, 3/9/2031 (b)	265,000	264,849
3.25%, 12/4/2024	191,000	204,597
3.70%, 7/18/2027	56,000	62,002
4.05%, 1/16/2024	98,000	105,108
Raymond James Financial, Inc.:
3.75%, 4/1/2051	165,000	183,638
4.95%, 7/15/2046	241,000	310,673
Stifel Financial Corp. 4.00%, 5/15/2030	214,000	238,015
Synchrony Financial:
3.70%, 8/4/2026	363,000	393,692
4.25%, 8/15/2024	273,000	295,113
4.38%, 3/19/2024	260,000	280,436
4.50%, 7/23/2025	412,000	454,807
5.15%, 3/19/2029	234,000	274,218
Visa, Inc.:
0.75%, 8/15/2027 (b)	235,000	228,989
1.10%, 2/15/2031 (b)	293,000	274,307
1.90%, 4/15/2027	156,000	161,078
2.00%, 8/15/2050	222,000	191,972
2.05%, 4/15/2030	1,420,000	1,443,899

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 9/15/2027	$821,000	$884,118
2.80%, 12/14/2022	1,356,000	1,391,771
3.15%, 12/14/2025	442,000	479,437
3.65%, 9/15/2047	195,000	224,246
4.15%, 12/14/2035	469,000	565,140
Western Union Co.:
1.35%, 3/15/2026	184,000	181,428
2.75%, 3/15/2031	100,000	99,955
2.85%, 1/10/2025	273,000	286,322
6.20%, 11/17/2036	196,000	249,673
		62,566,034
ELECTRIC — 2.1%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	380,000	372,164
AEP Transmission Co. LLC:
3.80%, 6/15/2049	225,000	256,664
4.00%, 12/1/2046	527,000	618,598
Series M, 3.65%, 4/1/2050	123,000	138,552
Series N, 2.75%, 8/15/2051	120,000	115,126
AES Corp.:
1.38%, 1/15/2026	390,000	383,343
2.45%, 1/15/2031	500,000	495,115
Alabama Power Co.:
3.45%, 10/1/2049	350,000	379,648
3.85%, 12/1/2042	69,000	78,619
Series 20-A, 1.45%, 9/15/2030	250,000	237,705
Series A, 4.30%, 7/15/2048 (b)	47,000	57,896
Ameren Corp.:
1.75%, 3/15/2028	125,000	122,549
2.50%, 9/15/2024	374,000	390,808
3.50%, 1/15/2031	145,000	157,866
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	105,010
3.70%, 12/1/2047	154,000	175,200
American Electric Power Co., Inc.:
3.20%, 11/13/2027	264,000	284,478
Series J, 4.30%, 12/1/2028	295,000	335,757
Series M, 0.75%, 11/1/2023	135,000	135,007
Series N, 1.00%, 11/1/2025 (b)	125,000	123,564
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	265,000	272,301
Series Y, 4.50%, 3/1/2049	150,000	183,470
Arizona Public Service Co.:
2.60%, 8/15/2029	200,000	207,828
2.65%, 9/15/2050	160,000	147,661
2.95%, 9/15/2027	108,000	115,641
3.15%, 5/15/2025	350,000	373,803
3.35%, 5/15/2050	235,000	245,967
Security Description	Principal Amount	Value
3.50%, 12/1/2049	$175,000	$186,589
3.75%, 5/15/2046	135,000	148,573
4.25%, 3/1/2049	260,000	310,167
Atlantic City Electric Co. 2.30%, 3/15/2031	125,000	126,688
Avangrid, Inc.:
3.15%, 12/1/2024	597,000	636,127
3.20%, 4/15/2025	239,000	254,657
3.80%, 6/1/2029	252,000	280,741
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	128,000	126,752
3.20%, 9/15/2049	350,000	364,882
3.50%, 8/15/2046	146,000	158,911
3.75%, 8/15/2047	100,000	113,830
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	100,622
2.85%, 5/15/2051	179,000	171,045
3.25%, 4/15/2028	175,000	190,769
3.70%, 7/15/2030	500,000	562,865
3.75%, 11/15/2023	239,000	253,505
3.80%, 7/15/2048	377,000	425,527
4.25%, 10/15/2050	220,000	266,270
4.45%, 1/15/2049	500,000	618,805
5.15%, 11/15/2043	200,000	260,622
6.13%, 4/1/2036	526,000	728,158
Black Hills Corp.:
1.04%, 8/23/2024	135,000	135,026
2.50%, 6/15/2030	223,000	225,946
3.15%, 1/15/2027	50,000	53,258
4.25%, 11/30/2023	287,000	306,726
4.35%, 5/1/2033	196,000	226,888
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	290,000	342,539
4.50%, 4/1/2044	230,000	291,587
Series AA, 3.00%, 2/1/2027	354,000	380,589
Series AD, 2.90%, 7/1/2050	120,000	120,355
Series AE, 2.35%, 4/1/2031	140,000	142,715
Series AF, 3.35%, 4/1/2051	210,000	228,152
Series K2, 6.95%, 3/15/2033	276,000	389,229
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	100,000	104,445
2.95%, 3/1/2030	150,000	156,927
4.25%, 11/1/2028	318,000	362,568
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	257,000	280,174
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	215,000	285,963

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CMS Energy Corp.:
3.45%, 8/15/2027	$105,000	$115,126
4.88%, 3/1/2044	395,000	506,038
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (c)	234,000	262,892
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	105,929
3.65%, 6/15/2046	214,000	240,260
4.00%, 3/1/2048 (b)	120,000	141,166
4.00%, 3/1/2049	363,000	428,551
4.70%, 1/15/2044	88,000	111,706
5.90%, 3/15/2036	160,000	223,923
6.45%, 1/15/2038	170,000	246,877
Series 123, 3.75%, 8/15/2047	470,000	536,369
Series 127, 3.20%, 11/15/2049	395,000	411,219
Series 130, 3.13%, 3/15/2051	260,000	269,097
Series 131, 2.75%, 9/1/2051	145,000	139,491
Connecticut Light & Power Co.:
4.00%, 4/1/2048	98,000	116,627
Series A, 0.75%, 12/1/2025	400,000	395,312
Series A, 3.20%, 3/15/2027	211,000	230,524
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	100,000	111,771
3.85%, 6/15/2046 (b)	575,000	633,460
3.95%, 3/1/2043	100,000	112,447
4.45%, 3/15/2044	367,000	441,178
4.50%, 12/1/2045	275,000	331,240
4.50%, 5/15/2058	205,000	248,103
Series 06-A, 5.85%, 3/15/2036	248,000	328,942
Series 09-C, 5.50%, 12/1/2039	458,000	604,336
Series 2017, 3.88%, 6/15/2047	205,000	228,227
Series 20A, 3.35%, 4/1/2030	400,000	437,692
Series 20B, 3.95%, 4/1/2050	287,000	328,164
Series A, 4.13%, 5/15/2049	390,000	452,096
Series B, 3.13%, 11/15/2027	467,000	502,366
Series C, 3.00%, 12/1/2060	160,000	149,226
Series C, 4.30%, 12/1/2056	225,000	264,998
Series E, 4.65%, 12/1/2048	150,000	185,405
Security Description	Principal Amount	Value
Consumers Energy Co.:
0.35%, 6/1/2023	$69,000	$68,933
2.50%, 5/1/2060	215,000	189,576
3.10%, 8/15/2050	207,000	214,864
3.50%, 8/1/2051	342,000	379,456
3.95%, 5/15/2043	75,000	87,023
4.05%, 5/15/2048	140,000	166,432
Dayton Power & Light Co. 3.95%, 6/15/2049	175,000	196,774
Delmarva Power & Light Co. 3.50%, 11/15/2023 (b)	272,000	287,662
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	125,000	154,776
6.05%, 1/15/2038	100,000	140,622
Dominion Energy, Inc.:
3.07%, 8/15/2024 (e)	671,000	709,663
3.90%, 10/1/2025	335,000	366,450
4.25%, 6/1/2028	322,000	365,486
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	114,967
Series A, 1.45%, 4/15/2026	155,000	155,747
Series A, 3.30%, 3/15/2025	320,000	342,486
Series B, 3.30%, 4/15/2041	109,000	113,813
Series B, 5.95%, 6/15/2035	277,000	371,133
Series C, 2.25%, 8/15/2031	160,000	159,594
Series C, 4.90%, 8/1/2041	150,000	187,044
Series D, 2.85%, 8/15/2026	441,000	468,346
Series F, 5.25%, 8/1/2033	359,000	447,702
DTE Electric Co.:
2.25%, 3/1/2030	450,000	456,745
3.70%, 6/1/2046	200,000	226,302
3.75%, 8/15/2047	100,000	114,238
3.95%, 3/1/2049	142,000	167,989
4.30%, 7/1/2044	112,000	136,754
Series A, 1.90%, 4/1/2028	210,000	212,682
Series A, 4.05%, 5/15/2048	207,000	247,313
Series B, 3.25%, 4/1/2051	70,000	74,551
DTE Energy Co.:
2.85%, 10/1/2026	200,000	211,868
2.95%, 3/1/2030	254,000	266,705
Series C, 2.53%, 10/1/2024	465,000	485,725
Series H, 0.55%, 11/1/2022	305,000	305,604
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	155,406
2.50%, 3/15/2023	74,000	76,056

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 4/15/2031	$135,000	$139,953
2.95%, 12/1/2026	472,000	509,746
3.45%, 4/15/2051	160,000	174,005
3.75%, 6/1/2045	411,000	458,064
3.88%, 3/15/2046	100,000	114,184
4.00%, 9/30/2042	446,000	510,420
4.25%, 12/15/2041	297,000	353,448
5.30%, 2/15/2040	100,000	133,171
6.05%, 4/15/2038	120,000	168,374
6.10%, 6/1/2037	12,000	16,380
Duke Energy Corp.:
0.90%, 9/15/2025	105,000	104,055
2.45%, 6/1/2030	586,000	592,522
3.15%, 8/15/2027	228,000	245,802
3.40%, 6/15/2029	350,000	379,295
3.75%, 4/15/2024	506,000	540,099
3.75%, 9/1/2046	349,500	373,137
3.95%, 8/15/2047	330,000	364,973
4.20%, 6/15/2049	195,000	223,242
4.80%, 12/15/2045	399,000	493,798
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	131,170
2.50%, 12/1/2029	115,000	119,291
3.20%, 1/15/2027	175,000	189,910
3.80%, 7/15/2028	389,000	436,376
3.85%, 11/15/2042	302,000	343,111
4.20%, 7/15/2048	263,000	316,471
Duke Energy Indiana LLC:
2.75%, 4/1/2050	215,000	205,890
6.12%, 10/15/2035	137,000	185,717
6.35%, 8/15/2038	221,000	316,750
Series WWW, 4.90%, 7/15/2043	227,000	288,608
Series YYY, 3.25%, 10/1/2049	100,000	104,018
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	375,000	373,811
3.70%, 6/15/2046	558,000	625,535
3.80%, 9/1/2023	158,000	166,761
4.30%, 2/1/2049	195,000	238,655
Duke Energy Progress LLC:
2.00%, 8/15/2031	250,000	246,072
2.90%, 8/15/2051	250,000	245,813
3.60%, 9/15/2047	319,000	350,887
4.10%, 3/15/2043	125,000	146,488
4.15%, 12/1/2044	235,000	278,090
4.20%, 8/15/2045	222,000	263,505
Edison International:
2.95%, 3/15/2023	367,000	377,493
3.55%, 11/15/2024	376,000	398,628
Emera US Finance L.P.:
3.55%, 6/15/2026	491,000	531,071
4.75%, 6/15/2046	440,000	520,318
Enel Chile SA 4.88%, 6/12/2028	301,000	346,574
Security Description	Principal Amount	Value
Enel Generacion Chile SA 4.25%, 4/15/2024	$130,000	$138,724
Entergy Arkansas LLC:
2.65%, 6/15/2051	500,000	465,790
3.35%, 6/15/2052	115,000	121,644
3.50%, 4/1/2026	207,000	226,133
Entergy Corp.:
0.90%, 9/15/2025	177,000	173,864
1.90%, 6/15/2028	130,000	128,573
2.40%, 6/15/2031	180,000	178,493
2.80%, 6/15/2030	201,000	207,569
2.95%, 9/1/2026	57,000	60,639
Entergy Louisiana LLC:
0.62%, 11/17/2023	200,000	200,020
1.60%, 12/15/2030	263,000	250,913
2.35%, 6/15/2032	100,000	100,034
2.90%, 3/15/2051	160,000	155,072
3.10%, 6/15/2041	100,000	103,084
3.12%, 9/1/2027	352,000	379,382
4.00%, 3/15/2033	210,000	241,414
4.05%, 9/1/2023	228,000	241,240
4.20%, 4/1/2050	100,000	120,730
4.95%, 1/15/2045	97,000	106,003
Entergy Mississippi LLC:
2.85%, 6/1/2028	595,000	628,754
3.50%, 6/1/2051 (b)	145,000	158,285
3.85%, 6/1/2049	215,000	243,300
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	198,975
3.55%, 9/30/2049	205,000	217,593
4.00%, 3/30/2029	153,000	171,274
4.50%, 3/30/2039	250,000	295,270
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	250,000	268,982
3.25%, 9/1/2049	370,000	384,337
4.10%, 4/1/2043	300,000	350,991
4.13%, 3/1/2042	195,000	226,931
4.25%, 12/1/2045	125,000	150,364
Evergy Metro, Inc.:
4.20%, 6/15/2047	115,000	138,071
Series 2019, 4.13%, 4/1/2049	300,000	359,322
Evergy, Inc. 2.90%, 9/15/2029	387,000	406,040
Eversource Energy:
2.55%, 3/15/2031	250,000	254,882
2.80%, 5/1/2023	152,000	156,730
3.45%, 1/15/2050	135,000	141,521
Series M, 3.30%, 1/15/2028	145,000	157,041
Series N, 3.80%, 12/1/2023	102,000	108,684
Series O, 4.25%, 4/1/2029	275,000	315,502
Series Q, 0.80%, 8/15/2025	80,000	78,695

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series R, 1.65%, 8/15/2030	$145,000	$137,937
Series U, 1.40%, 8/15/2026	250,000	249,352
Exelon Corp.:
3.95%, 6/15/2025	388,000	422,850
4.45%, 4/15/2046	313,000	378,286
5.10%, 6/15/2045	421,000	552,554
5.63%, 6/15/2035	245,000	316,942
Exelon Generation Co. LLC:
3.25%, 6/1/2025	265,000	282,527
5.60%, 6/15/2042	249,000	301,156
6.25%, 10/1/2039	454,000	579,735
Florida Power & Light Co.:
2.85%, 4/1/2025	415,000	440,464
3.13%, 12/1/2025	292,000	313,859
3.15%, 10/1/2049	200,000	211,814
3.25%, 6/1/2024	272,000	287,724
3.95%, 3/1/2048	315,000	380,249
3.99%, 3/1/2049	379,000	457,044
4.05%, 10/1/2044	510,000	619,589
5.65%, 2/1/2037	193,000	260,299
5.69%, 3/1/2040	115,000	162,791
5.95%, 2/1/2038	200,000	284,146
5.96%, 4/1/2039	113,000	162,628
Georgia Power Co.:
3.25%, 3/30/2027	129,000	139,168
4.30%, 3/15/2042	356,000	416,901
Series A, 2.10%, 7/30/2023	612,000	630,452
Series A, 3.25%, 3/15/2051	227,000	230,748
Series B, 2.65%, 9/15/2029	150,000	156,333
Series B, 3.70%, 1/30/2050	268,000	287,934
Gulf Power Co. Series A, 3.30%, 5/30/2027	245,000	266,866
Iberdrola International B.V. 6.75%, 7/15/2036	193,000	289,100
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	79,968
Series K, 4.55%, 3/15/2046	320,000	396,685
Interstate Power & Light Co.:
2.30%, 6/1/2030	200,000	201,084
3.70%, 9/15/2046	110,000	122,647
4.10%, 9/26/2028	380,000	432,429
ITC Holdings Corp.:
2.70%, 11/15/2022	108,000	110,512
3.25%, 6/30/2026	115,000	124,318
3.35%, 11/15/2027	206,000	223,827
3.65%, 6/15/2024	30,000	31,997
Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$144,926	$174,815
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	210,574
4.38%, 10/1/2045	286,000	347,441
5.13%, 11/1/2040	15,000	19,355
Louisville Gas & Electric Co. 4.25%, 4/1/2049	340,000	411,971
MidAmerican Energy Co.:
2.70%, 8/1/2052	225,000	216,396
3.10%, 5/1/2027	180,000	195,716
3.15%, 4/15/2050	200,000	209,412
3.50%, 10/15/2024	472,000	508,042
3.65%, 8/1/2048	167,000	187,713
4.80%, 9/15/2043	250,000	322,122
6.75%, 12/30/2031	248,000	346,977
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	391,000	461,583
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	290,000	287,045
1.35%, 3/15/2031 (b)	150,000	139,922
2.40%, 3/15/2030	165,000	168,742
2.95%, 2/7/2024	337,000	353,992
3.40%, 2/7/2028	167,000	182,827
3.70%, 3/15/2029	310,000	347,287
4.30%, 3/15/2049	462,000	565,234
4.40%, 11/1/2048	70,000	88,829
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	216,000	224,884
Series C, 8.00%, 3/1/2032	240,000	356,282
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	167,000	186,793
Series DD, 2.40%, 5/1/2030	100,000	101,858
Series EE, 3.13%, 8/1/2050	65,000	66,496
Series N, 6.65%, 4/1/2036	110,000	160,889
Series R, 6.75%, 7/1/2037	505,000	747,072
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	575,000	577,139
2.25%, 6/1/2030	1,049,000	1,056,553
2.75%, 11/1/2029	241,000	252,247
2.80%, 1/15/2023	166,000	170,754
3.15%, 4/1/2024	184,000	194,580
3.25%, 4/1/2026	37,000	39,747
3.55%, 5/1/2027	292,000	320,435
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	376,000	421,876

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Northern States Power Co.:
2.25%, 4/1/2031	$100,000	$101,641
2.60%, 6/1/2051	225,000	213,935
2.90%, 3/1/2050	312,500	316,803
3.20%, 4/1/2052	85,000	90,272
3.40%, 8/15/2042	110,000	120,538
6.25%, 6/1/2036	230,000	329,963
NorthWestern Corp. 4.18%, 11/15/2044	250,000	289,030
NSTAR Electric Co.:
1.95%, 8/15/2031	250,000	246,395
3.20%, 5/15/2027	370,000	403,848
3.25%, 5/15/2029 (b)	379,000	414,474
OGE Energy Corp. 0.70%, 5/26/2023	105,000	104,998
Oglethorpe Power Corp.:
5.05%, 10/1/2048	185,000	230,168
5.38%, 11/1/2040	190,000	240,432
5.95%, 11/1/2039	400,000	532,968
Ohio Power Co.:
4.00%, 6/1/2049	357,000	415,866
4.15%, 4/1/2048	147,000	175,246
Series Q, 1.63%, 1/15/2031	65,000	62,089
Series R, 2.90%, 10/1/2051	250,000	242,018
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	145,000	144,964
4.15%, 4/1/2047	230,000	271,973
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	650,000	633,873
2.75%, 6/1/2024 (b)	595,000	627,047
3.10%, 9/15/2049	335,000	351,656
3.75%, 4/1/2045	125,000	143,081
3.80%, 9/30/2047	270,000	312,495
3.80%, 6/1/2049	445,000	519,787
4.10%, 11/15/2048	155,000	188,086
5.25%, 9/30/2040	230,000	311,192
5.30%, 6/1/2042	165,000	226,015
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	524,000	511,303
2.50%, 2/1/2031	910,000	865,619
2.95%, 3/1/2026	100,000	102,684
3.25%, 6/1/2031	535,000	533,090
3.30%, 12/1/2027	466,000	480,115
3.30%, 8/1/2040	609,000	562,010
3.45%, 7/1/2025	1,125,000	1,174,905
3.50%, 8/1/2050	380,000	345,340
3.75%, 7/1/2028	100,000	104,631
4.00%, 12/1/2046	200,000	191,642
4.20%, 6/1/2041	510,000	505,344
4.25%, 8/1/2023	145,000	151,587
4.25%, 3/15/2046	125,000	122,746
4.30%, 3/15/2045	300,000	295,914
4.55%, 7/1/2030	215,000	232,555
Security Description	Principal Amount	Value
4.75%, 2/15/2044	$340,000	$347,592
4.95%, 7/1/2050	751,000	797,209
Pacific Gas and Electric Co. 4.65%, 8/1/2028	150,000	164,064
PacifiCorp:
2.90%, 6/15/2052	400,000	388,204
4.10%, 2/1/2042	100,000	115,597
4.13%, 1/15/2049	370,000	436,796
4.15%, 2/15/2050	210,000	250,020
6.00%, 1/15/2039	258,000	361,907
6.25%, 10/15/2037	422,000	597,611
6.35%, 7/15/2038	330,000	470,441
7.70%, 11/15/2031	100,000	145,751
PECO Energy Co.:
2.80%, 6/15/2050	270,000	265,758
2.85%, 9/15/2051	155,000	152,937
3.05%, 3/15/2051	115,000	117,688
3.70%, 9/15/2047	115,000	130,977
3.90%, 3/1/2048	140,000	162,098
4.15%, 10/1/2044	115,000	137,370
Pinnacle West Capital Corp. 1.30%, 6/15/2025	115,000	114,645
Potomac Electric Power Co.:
3.60%, 3/15/2024	147,000	156,670
4.15%, 3/15/2043	280,000	333,099
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	123,608
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	195,000	231,711
4.13%, 6/15/2044	230,000	274,477
4.15%, 10/1/2045	100,000	120,454
4.15%, 6/15/2048	222,000	272,152
Progress Energy, Inc.:
6.00%, 12/1/2039	5,000	6,887
7.75%, 3/1/2031	300,000	422,337
PSEG Power LLC 3.85%, 6/1/2023	250,000	263,437
Public Service Co. of Colorado:
3.70%, 6/15/2028 (b)	229,000	255,575
3.80%, 6/15/2047	140,000	160,217
4.05%, 9/15/2049	330,000	397,152
Series 35, 1.90%, 1/15/2031	289,000	284,659
Series 36, 2.70%, 1/15/2051	250,000	242,345
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	100,000	112,896
Series V, 2.20%, 6/15/2031	340,000	343,461
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031 (b)	250,000	247,017
Series K, 3.15%, 8/15/2051	250,000	249,510

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	$150,000	$149,112
Series MTN, 1.90%, 8/15/2031	115,000	113,235
Series MTN, 2.05%, 8/1/2050	200,000	171,586
Series MTN, 2.25%, 9/15/2026	230,000	240,417
Series MTN, 2.38%, 5/15/2023	100,000	102,753
Series MTN, 2.45%, 1/15/2030	135,000	139,918
Series MTN, 2.70%, 5/1/2050	203,000	197,271
Series MTN, 3.00%, 3/1/2051	100,000	102,821
Series MTN, 3.15%, 1/1/2050	135,000	141,907
Series MTN, 3.20%, 5/15/2029	100,000	109,149
Series MTN, 3.20%, 8/1/2049	175,000	185,409
Series MTN, 3.60%, 12/1/2047	185,000	208,286
Series MTN, 3.80%, 3/1/2046	350,000	404,915
Series MTN, 3.95%, 5/1/2042	140,000	163,307
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	340,000	334,172
1.60%, 8/15/2030	470,000	444,390
2.65%, 11/15/2022	231,000	236,461
2.88%, 6/15/2024	203,000	213,720
Puget Energy, Inc. 4.10%, 6/15/2030	189,000	208,552
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	215,000	208,384
3.25%, 9/15/2049	256,000	265,475
4.22%, 6/15/2048	165,000	198,210
5.64%, 4/15/2041	106,000	143,971
6.27%, 3/15/2037	136,000	188,749
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	316,000	375,910
4.50%, 8/15/2040	128,000	157,180
6.00%, 6/1/2039	150,000	209,424
Series RRR, 3.75%, 6/1/2047	517,000	580,198
Series VVV, 1.70%, 10/1/2030	196,500	189,141
Sempra Energy:
2.88%, 10/1/2022	140,000	142,495
2.90%, 2/1/2023	279,000	287,250
3.40%, 2/1/2028	407,000	440,651
3.80%, 2/1/2038	275,000	304,403
Security Description	Principal Amount	Value
4.00%, 2/1/2048	$185,000	$206,702
6.00%, 10/15/2039	169,000	233,877
Sierra Pacific Power Co. 2.60%, 5/1/2026	225,000	237,564
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	256,000	348,884
Southern California Edison Co.:
0.70%, 4/3/2023	75,000	75,194
1.10%, 4/1/2024	190,000	190,939
2.25%, 6/1/2030	415,000	410,734
2.85%, 8/1/2029	230,000	238,545
3.65%, 2/1/2050	208,000	213,063
4.00%, 4/1/2047	90,000	96,278
4.50%, 9/1/2040	350,000	396,571
4.65%, 10/1/2043	248,000	286,023
5.50%, 3/15/2040	275,000	345,983
5.63%, 2/1/2036	211,000	264,676
6.00%, 1/15/2034	130,000	169,213
6.05%, 3/15/2039	543,000	722,592
Series 05-E, 5.35%, 7/15/2035	340,000	422,280
Series 06-E, 5.55%, 1/15/2037 (b)	100,000	123,938
Series 13-A, 3.90%, 3/15/2043	533,000	560,476
Series B, 3.65%, 3/1/2028	133,000	144,441
Series B, 4.88%, 3/1/2049	310,000	370,580
Series C, 4.13%, 3/1/2048	341,000	371,751
Series D, 3.40%, 6/1/2023 (b)	195,000	203,518
Series E, 3.70%, 8/1/2025	110,000	119,588
Series G, 2.50%, 6/1/2031	200,000	201,070
Series J, 0.70%, 8/1/2023	125,000	125,060
Series K, 0.98%, 8/1/2024	125,000	125,171
Southern Co.:
3.25%, 7/1/2026	1,012,000	1,089,317
4.25%, 7/1/2036	1,368,000	1,575,703
4.40%, 7/1/2046	100,000	118,012
Series 21-A, 0.60%, 2/26/2024	306,000	305,425
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	175,000	179,438
Series 21-B, 1.75%, 3/15/2028 (b)	360,000	356,378
Southern Power Co.:
0.90%, 1/15/2026	80,000	78,497
4.15%, 12/1/2025	244,000	270,464
5.15%, 9/15/2041	200,000	245,750
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	362,479
Series L, 3.85%, 2/1/2048	100,000	109,715

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series N, 1.65%, 3/15/2026	$250,000	$252,297
Southwestern Public Service Co.:
3.40%, 8/15/2046	165,000	175,581
3.75%, 6/15/2049	300,000	340,881
4.50%, 8/15/2041	350,000	429,128
Series 6, 4.40%, 11/15/2048	190,000	237,044
Series 8, 3.15%, 5/1/2050	350,000	365,554
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	55,917
3.45%, 3/15/2051	65,000	70,133
3.63%, 6/15/2050	15,000	16,719
4.10%, 6/15/2042	125,000	144,549
4.30%, 6/15/2048	130,000	158,669
4.45%, 6/15/2049	303,000	380,520
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	337,296
4.85%, 12/1/2048	145,000	186,500
Union Electric Co.:
2.95%, 6/15/2027	218,000	233,587
3.25%, 10/1/2049	500,000	532,645
3.50%, 3/15/2029	114,000	125,670
3.65%, 4/15/2045	90,000	100,720
3.90%, 9/15/2042	310,000	353,760
Virginia Electric & Power Co.:
2.45%, 12/15/2050	236,000	212,667
Series A, 2.88%, 7/15/2029	155,000	164,883
Series A, 3.15%, 1/15/2026	606,000	652,668
Series A, 3.80%, 4/1/2028	600,000	670,716
Series B, 3.80%, 9/15/2047	220,000	250,463
Series B, 4.20%, 5/15/2045	150,000	178,626
Series B, 6.00%, 1/15/2036	284,000	390,526
Series C, 2.75%, 3/15/2023	270,000	277,808
Series C, 4.00%, 11/15/2046	110,000	128,741
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	199,958
0.80%, 3/15/2024	225,000	225,585
1.38%, 10/15/2027	215,000	211,111
1.80%, 10/15/2030	115,000	110,485
Wisconsin Electric Power Co. 2.05%, 12/15/2024	400,000	415,832
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	101,000	108,353
3.05%, 10/15/2027	246,000	263,842
3.65%, 4/1/2050	335,000	377,361
Security Description	Principal Amount	Value
Wisconsin Power and Light Co. 1.95%, 9/16/2031	$100,000	$98,490
Wisconsin Public Service Corp. 3.67%, 12/1/2042	121,000	136,517
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	200,244
2.60%, 12/1/2029	150,000	155,466
3.40%, 6/1/2030	150,000	163,881
3.50%, 12/1/2049	160,000	170,950
4.00%, 6/15/2028	110,000	123,792
6.50%, 7/1/2036	5,000	7,138
		133,658,489
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	98,206
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	411,000	403,261
1.80%, 10/15/2027	123,000	125,128
1.95%, 10/15/2030	355,000	353,321
2.75%, 10/15/2050	110,000	106,907
		1,086,823
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	192,908
2.30%, 3/12/2031	250,000	250,972
2.75%, 9/15/2029	155,000	162,021
3.05%, 9/22/2026	198,000	212,682
Allegion PLC 3.50%, 10/1/2029 (b)	100,000	108,185
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	107,000	113,374
3.55%, 10/1/2027	92,000	99,269
Amphenol Corp.:
2.20%, 9/15/2031	145,000	143,824
2.80%, 2/15/2030	112,000	117,132
3.20%, 4/1/2024	100,000	105,549
4.35%, 6/1/2029	443,000	512,108
Arrow Electronics, Inc.:
3.25%, 9/8/2024	227,000	240,722
3.88%, 1/12/2028	184,000	198,983
Avnet, Inc. 4.88%, 12/1/2022	186,000	194,744
Flex, Ltd.:
3.75%, 2/1/2026	225,000	244,773
4.88%, 6/15/2029	228,000	262,261
4.88%, 5/12/2030	310,000	358,044
Fortive Corp.:
3.15%, 6/15/2026	180,000	194,220
4.30%, 6/15/2046	180,000	212,911
Honeywell International, Inc.:
1.10%, 3/1/2027	400,000	396,544
1.35%, 6/1/2025	205,000	208,044

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 9/1/2031	$320,000	$311,562
1.95%, 6/1/2030	345,000	346,018
2.30%, 8/15/2024	200,000	209,330
2.50%, 11/1/2026 (b)	209,000	221,749
2.70%, 8/15/2029	196,000	208,162
3.81%, 11/21/2047	450,000	533,025
5.70%, 3/15/2037	227,000	311,912
Hubbell, Inc.:
2.30%, 3/15/2031	290,000	288,707
3.15%, 8/15/2027	140,000	149,821
Jabil, Inc.:
3.00%, 1/15/2031 (b)	240,000	245,350
3.60%, 1/15/2030	268,000	288,633
3.95%, 1/12/2028	109,000	120,112
Keysight Technologies, Inc. 3.00%, 10/30/2029	268,000	283,482
SYNNEX Corp.:
1.25%, 8/9/2024 (d)	190,000	190,101
1.75%, 8/9/2026 (d)	250,000	247,557
2.38%, 8/9/2028 (d)	300,000	297,060
2.65%, 8/9/2031 (d)	250,000	244,360
Trimble, Inc. 4.75%, 12/1/2024	592,000	654,971
Tyco Electronics Group SA:
3.13%, 8/15/2027 (b)	289,000	316,545
3.70%, 2/15/2026	148,000	161,200
Vontier Corp.:
1.80%, 4/1/2026 (d)	273,000	271,662
2.40%, 4/1/2028 (d)	252,000	249,266
2.95%, 4/1/2031 (d)	274,000	272,622
		10,952,477
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	110,000	108,461
1.45%, 2/15/2031 (b)	220,000	205,997
1.75%, 2/15/2032	376,000	356,813
2.30%, 3/1/2030	227,000	229,858
2.50%, 8/15/2024	337,000	353,004
2.90%, 7/1/2026	112,000	119,244
3.05%, 3/1/2050	222,000	226,016
3.20%, 3/15/2025	125,000	133,452
3.38%, 11/15/2027	285,000	310,744
3.95%, 5/15/2028	47,000	52,817
4.75%, 5/15/2023	163,000	172,537
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	113,404
2.60%, 2/1/2030	200,000	206,138
2.95%, 1/15/2052	115,000	112,588
3.50%, 5/1/2029	210,000	230,194
4.25%, 12/1/2028	280,000	322,092
Waste Management, Inc.:
0.75%, 11/15/2025	130,000	127,979
1.15%, 3/15/2028	227,000	218,710
1.50%, 3/15/2031	284,000	267,111
2.00%, 6/1/2029	229,000	230,166
Security Description	Principal Amount	Value
2.50%, 11/15/2050	$52,000	$47,846
3.15%, 11/15/2027	254,000	275,712
4.15%, 7/15/2049	100,000	122,732
		4,543,615
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	304,000	324,876
3.95%, 3/15/2025	330,000	359,621
4.80%, 3/15/2048	367,000	458,930
Conagra Brands, Inc.:
0.50%, 8/11/2023	50,000	50,000
3.20%, 1/25/2023	90,000	92,602
4.30%, 5/1/2024	588,000	638,168
4.60%, 11/1/2025	302,000	339,397
4.85%, 11/1/2028	242,000	284,403
5.30%, 11/1/2038	676,000	859,169
5.40%, 11/1/2048 (b)	200,000	267,798
7.00%, 10/1/2028	133,000	174,673
8.25%, 9/15/2030	200,000	291,986
Flowers Foods, Inc.:
2.40%, 3/15/2031	60,000	59,837
3.50%, 10/1/2026 (b)	306,000	332,172
General Mills, Inc.:
2.88%, 4/15/2030	146,000	153,652
3.20%, 2/10/2027	275,000	298,105
3.65%, 2/15/2024	100,000	106,308
3.70%, 10/17/2023	361,000	383,227
4.00%, 4/17/2025	674,000	739,452
4.20%, 4/17/2028	336,000	382,089
Hershey Co.:
0.90%, 6/1/2025	160,000	159,845
1.70%, 6/1/2030	175,000	172,177
2.05%, 11/15/2024	255,000	265,656
2.30%, 8/15/2026	20,000	21,045
2.65%, 6/1/2050	120,000	116,623
3.13%, 11/15/2049	350,000	369,859
3.38%, 8/15/2046	75,000	82,171
Hormel Foods Corp.:
0.65%, 6/3/2024	85,000	85,066
1.70%, 6/3/2028 (b)	180,000	180,855
1.80%, 6/11/2030	140,000	137,794
3.05%, 6/3/2051	265,000	275,417
Ingredion, Inc.:
2.90%, 6/1/2030	270,000	282,001
3.90%, 6/1/2050	175,000	197,304
JM Smucker Co.:
2.38%, 3/15/2030	115,000	116,822
2.75%, 9/15/2041	250,000	242,322
3.38%, 12/15/2027 (b)	195,000	213,178
3.50%, 3/15/2025	267,000	288,547
3.55%, 3/15/2050	75,000	81,018
4.25%, 3/15/2035	165,000	193,393
4.38%, 3/15/2045	25,000	29,971
Kellogg Co.:
2.10%, 6/1/2030	125,000	123,739

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 12/1/2023	$317,000	$331,664
3.25%, 4/1/2026	113,000	122,426
3.40%, 11/15/2027	572,000	625,699
Series B, 7.45%, 4/1/2031	234,000	335,048
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	267,244
Kroger Co.:
1.70%, 1/15/2031 (b)	280,000	267,529
2.20%, 5/1/2030	374,000	375,294
2.65%, 10/15/2026	281,000	297,787
3.70%, 8/1/2027 (b)	308,000	342,345
3.88%, 10/15/2046	510,000	560,980
4.45%, 2/1/2047	164,000	195,847
4.65%, 1/15/2048	240,000	294,749
5.40%, 7/15/2040	129,000	168,775
5.40%, 1/15/2049	219,000	299,358
6.90%, 4/15/2038	149,000	218,915
McCormick & Co., Inc.:
0.90%, 2/15/2026	215,000	211,422
1.85%, 2/15/2031	85,000	82,100
2.50%, 4/15/2030	315,000	322,280
3.15%, 8/15/2024	100,000	106,363
3.40%, 8/15/2027	123,000	135,149
4.20%, 8/15/2047	200,000	236,462
Mondelez International, Inc.:
1.50%, 5/4/2025	395,000	400,380
1.50%, 2/4/2031 (b)	105,000	98,873
1.88%, 10/15/2032	155,000	148,597
2.63%, 9/4/2050	275,000	252,873
2.75%, 4/13/2030	575,000	601,622
Sysco Corp.:
3.25%, 7/15/2027	104,000	112,412
3.30%, 2/15/2050	185,000	189,823
3.75%, 10/1/2025	334,000	365,236
4.45%, 3/15/2048	300,000	357,552
4.50%, 4/1/2046	338,000	403,815
4.85%, 10/1/2045	264,000	329,319
5.38%, 9/21/2035	399,000	512,101
6.60%, 4/1/2050	232,000	365,683
Tyson Foods, Inc.:
3.55%, 6/2/2027 (b)	830,000	916,162
3.90%, 9/28/2023	225,000	239,459
3.95%, 8/15/2024	150,000	162,005
4.00%, 3/1/2026	182,000	202,348
4.55%, 6/2/2047	272,000	332,909
4.88%, 8/15/2034	185,000	227,176
5.15%, 8/15/2044	152,000	197,931
		22,444,980
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	471,000	507,875
4.50%, 8/1/2024	392,000	423,634
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	315,000	360,275
Security Description	Principal Amount	Value
Georgia-Pacific LLC 8.00%, 1/15/2024	$200,000	$233,214
International Paper Co.:
3.80%, 1/15/2026	127,000	139,898
4.35%, 8/15/2048 (b)	301,000	368,352
4.80%, 6/15/2044	712,000	892,855
5.15%, 5/15/2046	492,000	643,664
6.00%, 11/15/2041	89,000	124,818
Suzano Austria GmbH:
2.50%, 9/15/2028	305,000	296,829
3.75%, 1/15/2031	250,000	257,367
5.00%, 1/15/2030	133,000	147,633
6.00%, 1/15/2029	625,000	733,806
		5,130,220
GAS — 0.2%
Atmos Energy Corp.:
0.63%, 3/9/2023	185,000	185,006
1.50%, 1/15/2031	400,000	377,196
3.00%, 6/15/2027	251,000	270,169
3.38%, 9/15/2049	151,000	159,314
4.13%, 10/15/2044	241,000	280,107
4.13%, 3/15/2049	228,000	271,626
4.15%, 1/15/2043	108,000	124,892
5.50%, 6/15/2041	200,000	266,954
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	425,000	425,008
3.55%, 4/1/2023	138,000	143,905
National Fuel Gas Co.:
2.95%, 3/1/2031	171,000	173,244
3.75%, 3/1/2023	147,000	152,152
5.20%, 7/15/2025	50,000	55,679
5.50%, 1/15/2026 (b)	385,000	443,712
NiSource, Inc.:
0.95%, 8/15/2025 (b)	380,000	375,387
1.70%, 2/15/2031 (b)	200,000	188,892
3.49%, 5/15/2027	246,000	269,523
3.60%, 5/1/2030	238,000	261,195
4.38%, 5/15/2047	467,000	557,014
4.80%, 2/15/2044	497,000	619,978
5.65%, 2/1/2045	370,000	509,664
5.95%, 6/15/2041	24,000	33,355
ONE Gas, Inc.:
0.85%, 3/11/2023	113,000	113,016
1.10%, 3/11/2024	450,000	450,009
4.50%, 11/1/2048	240,000	292,070
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	240,000	241,814
3.50%, 6/1/2029	458,000	497,841
3.64%, 11/1/2046	458,000	489,428
Southern California Gas Co.:
3.75%, 9/15/2042	250,000	277,055
Series UU, 4.13%, 6/1/2048	590,000	702,271

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series VV, 4.30%, 1/15/2049	$400,000	$494,348
Series WW, 3.95%, 2/15/2050	263,000	307,965
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	280,000	289,789
5.88%, 3/15/2041	125,000	171,866
Series 20-A, 1.75%, 1/15/2031	125,000	118,954
Series 21A, 3.15%, 9/30/2051 (b)	125,000	124,330
Southwest Gas Corp.:
2.20%, 6/15/2030	104,000	103,058
3.18%, 8/15/2051	175,000	168,336
3.70%, 4/1/2028	250,000	275,123
3.80%, 9/29/2046	100,000	107,132
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	200,000	226,510
Series MTN, 3.65%, 9/15/2049	300,000	335,670
		11,930,557
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	155,000	156,319
4.63%, 6/15/2028	314,000	354,544
Snap-on, Inc.:
3.10%, 5/1/2050	225,000	235,939
4.10%, 3/1/2048	270,000	328,285
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	304,000	312,324
2.75%, 11/15/2050	265,000	253,883
3.40%, 3/1/2026	405,000	441,839
		2,083,133
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	368,000	360,791
1.40%, 6/30/2030 (b)	126,000	121,397
2.95%, 3/15/2025	514,000	547,513
3.40%, 11/30/2023	243,000	257,067
3.75%, 11/30/2026	349,000	391,376
3.88%, 9/15/2025	67,000	74,004
4.75%, 11/30/2036	341,000	434,120
4.75%, 4/15/2043	300,000	391,635
4.90%, 11/30/2046	572,000	774,322
6.00%, 4/1/2039	219,000	318,483
Baxter International, Inc.:
1.73%, 4/1/2031 (b)	90,000	86,315
2.60%, 8/15/2026	288,000	304,229
3.50%, 8/15/2046	155,000	165,807
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	105,589
2.65%, 6/1/2030	520,000	537,014
Security Description	Principal Amount	Value
3.45%, 3/1/2024	$258,000	$273,792
3.75%, 3/1/2026	446,000	489,895
4.00%, 3/1/2029	142,000	160,934
4.55%, 3/1/2039	120,000	145,740
7.00%, 11/15/2035	345,000	487,837
Danaher Corp.:
3.35%, 9/15/2025	75,000	81,368
4.38%, 9/15/2045	126,000	155,599
Dentsply Sirona, Inc. 3.25%, 6/1/2030	125,000	133,119
DH Europe Finance II Sarl:
2.20%, 11/15/2024	228,000	237,339
2.60%, 11/15/2029	583,000	607,900
3.25%, 11/15/2039	515,000	550,097
Edwards Lifesciences Corp. 4.30%, 6/15/2028	520,000	595,722
Koninklijke Philips NV:
5.00%, 3/15/2042	169,000	218,887
6.88%, 3/11/2038	120,000	178,817
Medtronic Global Holdings SCA 3.35%, 4/1/2027	297,000	324,244
Medtronic, Inc.:
4.38%, 3/15/2035	550,000	677,644
4.63%, 3/15/2045	520,000	678,283
PerkinElmer, Inc.:
0.55%, 9/15/2023	160,000	160,133
0.85%, 9/15/2024	145,000	144,968
1.90%, 9/15/2028	250,000	248,117
2.25%, 9/15/2031	180,000	177,790
2.55%, 3/15/2031	210,000	213,192
3.30%, 9/15/2029	263,000	283,372
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	230,000	224,193
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	250,000	255,485
3.75%, 3/15/2051	160,000	172,798
Stryker Corp.:
0.60%, 12/1/2023	210,000	210,015
1.15%, 6/15/2025	225,000	226,827
1.95%, 6/15/2030	203,000	200,408
2.90%, 6/15/2050	100,000	99,762
3.38%, 5/15/2024	500,000	532,205
4.10%, 4/1/2043	250,000	288,030
4.63%, 3/15/2046	460,000	588,915
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	140,000	139,667
2.00%, 10/15/2031	175,000	171,402
2.60%, 10/1/2029	493,000	515,614
2.80%, 10/15/2041	90,000	89,747
3.20%, 8/15/2027	486,000	528,559
4.10%, 8/15/2047	300,000	363,795
4.50%, 3/25/2030	414,000	489,294
5.30%, 2/1/2044	175,000	240,779

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	$477,000	$512,875
3.70%, 3/19/2023	200,000	208,668
4.45%, 8/15/2045	220,000	259,871
5.75%, 11/30/2039	190,000	252,012
		18,665,372
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029	100,000	104,801
3.63%, 3/1/2049	310,000	339,329
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	229,793
4.27%, 8/15/2048	120,000	149,562
Series 2020, 3.01%, 6/15/2050	162,000	167,229
Aetna, Inc.:
2.75%, 11/15/2022	271,000	276,588
2.80%, 6/15/2023	400,000	414,232
3.88%, 8/15/2047	325,000	360,422
4.13%, 11/15/2042	147,000	167,630
4.50%, 5/15/2042	171,000	204,054
4.75%, 3/15/2044	155,000	191,685
6.63%, 6/15/2036	291,000	418,362
AHS Hospital Corp.:
5.02%, 7/1/2045	75,000	101,317
Series 2021, 2.78%, 7/1/2051	150,000	146,289
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	232,368
Anthem, Inc.:
0.45%, 3/15/2023	240,000	240,242
1.50%, 3/15/2026	481,000	484,978
2.25%, 5/15/2030	253,000	253,329
2.55%, 3/15/2031 (b)	415,000	426,525
2.88%, 9/15/2029 (b)	843,000	887,645
2.95%, 12/1/2022	292,000	300,135
3.13%, 5/15/2050	225,000	227,734
3.30%, 1/15/2023	425,000	440,857
3.50%, 8/15/2024	241,000	258,140
3.60%, 3/15/2051	235,000	256,653
3.65%, 12/1/2027	489,000	542,741
4.10%, 3/1/2028	220,000	248,778
4.55%, 3/1/2048	260,000	319,964
4.63%, 5/15/2042	335,000	410,589
4.65%, 1/15/2043	190,000	233,706
4.65%, 8/15/2044	227,000	279,905
5.10%, 1/15/2044	100,000	129,472
Ascension Health:
3.95%, 11/15/2046	390,000	472,781
Series B, 2.53%, 11/15/2029	217,000	227,449
Series B, 3.11%, 11/15/2039	300,000	321,516
Security Description	Principal Amount	Value
Banner Health:
1.90%, 1/1/2031	$75,000	$74,120
2.34%, 1/1/2030	150,000	153,330
2.91%, 1/1/2051	200,000	199,534
Series 2020, 3.18%, 1/1/2050	298,000	314,462
Baylor Scott & White Holdings:
4.19%, 11/15/2045	365,000	449,643
Series 2021, 1.78%, 11/15/2030	25,000	24,480
Series 2021, 2.84%, 11/15/2050	225,000	222,795
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	50,000	54,610
Series 20-2, 2.10%, 6/1/2031	125,000	124,159
Series 20-2, 3.21%, 6/1/2050	60,000	62,502
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	259,397
Children's Health System of Texas 2.51%, 8/15/2050	362,000	335,672
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	105,000	100,328
Series 2020, 2.93%, 7/15/2050	135,000	132,596
Children's Hospital Medical Center 4.27%, 5/15/2044	250,000	312,710
Cigna Holding Co. 5.38%, 2/15/2042	125,000	153,172
CommonSpirit Health:
1.55%, 10/1/2025	104,000	104,503
2.78%, 10/1/2030	85,000	87,530
3.35%, 10/1/2029	643,000	690,903
3.91%, 10/1/2050	175,000	191,229
4.19%, 10/1/2049	308,000	351,296
4.35%, 11/1/2042	197,000	225,608
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	246,627
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	135,000	143,470
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	117,289
Dignity Health 4.50%, 11/1/2042	117,000	138,422

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	$250,000	$284,777
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	240,000	293,633
Series 2020, 2.68%, 9/1/2041	295,000	292,569
Series 2020, 2.88%, 9/1/2050	150,000	148,998
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	176,961
HCA, Inc.:
3.50%, 7/15/2051	45,000	44,640
4.13%, 6/15/2029	620,000	692,621
4.50%, 2/15/2027	261,000	293,818
4.75%, 5/1/2023	554,000	588,736
5.00%, 3/15/2024	363,000	398,146
5.13%, 6/15/2039	357,000	440,984
5.25%, 6/15/2026	336,700	386,410
5.25%, 6/15/2049	580,000	735,887
5.50%, 6/15/2047	588,000	759,267
Humana, Inc.:
0.65%, 8/3/2023	65,000	65,037
1.35%, 2/3/2027	135,000	133,113
2.15%, 2/3/2032	335,000	327,074
3.13%, 8/15/2029	173,000	184,399
3.15%, 12/1/2022 (b)	447,000	458,376
3.85%, 10/1/2024	125,000	135,170
3.95%, 3/15/2027	191,000	212,826
3.95%, 8/15/2049	145,000	165,509
4.95%, 10/1/2044	322,000	413,712
IHC Health Services, Inc. 4.13%, 5/15/2048	85,000	105,998
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	356,000	428,941
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	165,000	185,282
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	137,405
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	205,000	237,285
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	168,493
4.15%, 5/1/2047	217,000	264,790
Series 2019, 3.27%, 11/1/2049	327,000	349,017
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	215,000	215,462
3.25%, 9/1/2024	240,000	255,511
Security Description	Principal Amount	Value
3.60%, 2/1/2025	$475,000	$510,539
4.70%, 2/1/2045	215,000	261,803
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	305,687
Series 2017, 3.77%, 7/1/2048	70,000	80,566
Series 2020, 3.19%, 7/1/2049	150,000	157,854
Series 2020, 3.34%, 7/1/2060	295,000	314,892
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	217,267
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	295,000	369,697
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	134,575
Series 2015, 4.20%, 7/1/2055	364,000	461,545
Series 2020, 2.96%, 1/1/2050	160,000	161,442
Methodist Hospital Series 20A, 2.71%, 12/1/2050	160,000	154,411
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	262,000	304,672
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	135,000	154,240
MultiCare Health System 2.80%, 8/15/2050	165,000	163,286
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	116,399
2.61%, 8/1/2060	155,000	143,978
4.02%, 8/1/2045	135,000	164,431
4.06%, 8/1/2056 (b)	100,000	125,314
Series 2019, 3.95%, 8/1/2119	220,000	257,668
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	132,000	147,052
4.26%, 11/1/2047	350,000	411,607
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	130,000	124,287
NYU Langone Hospitals:
4.37%, 7/1/2047	365,000	432,313
4.78%, 7/1/2044	243,000	309,166
Series 2020, 3.38%, 7/1/2055	220,000	227,656

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	$175,000	$172,046
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	225,000	233,631
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	105,725
4.09%, 10/1/2048	251,000	299,794
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	324,000	435,560
Series 2020, 1.38%, 11/15/2025	65,000	65,650
Series 2020, 3.22%, 11/15/2050	65,000	67,582
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	135,000	131,099
Series 2032, 2.04%, 1/1/2032	100,000	98,215
Series 2042, 2.72%, 1/1/2042	100,000	97,934
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051 (f)	185,000	176,784
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	244,000	253,992
Series A, 3.93%, 10/1/2048	70,000	82,333
Series H, 2.75%, 10/1/2026	55,000	58,343
Series I, 3.74%, 10/1/2047	50,000	56,871
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	550,000	573,996
3.45%, 6/1/2026	207,000	225,106
4.20%, 6/30/2029	126,000	143,918
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	110,819
3.95%, 7/1/2046	90,000	106,410
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	425,000	413,155
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	250,000	238,375
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	111,263
Security Description	Principal Amount	Value
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	$136,000	$142,002
Stanford Health Care Series 2018, 3.80%, 11/15/2048	135,000	158,535
Sutter Health:
Series 20A, 1.32%, 8/15/2025	273,000	273,713
Series 20A, 2.29%, 8/15/2030	155,000	155,845
Series 20A, 3.16%, 8/15/2040	200,000	207,322
Series 20A, 3.36%, 8/15/2050	210,000	220,653
Texas Health Resources 2.33%, 11/15/2050	205,000	182,911
Toledo Hospital:
5.75%, 11/15/2038 (g)	221,000	265,680
Series B, 5.33%, 11/15/2028	150,000	170,136
Trinity Health Corp.:
4.13%, 12/1/2045	137,000	168,052
Series 2019, 3.43%, 12/1/2048	35,000	38,283
Series 2021, 2.63%, 12/1/2040	60,000	58,629
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	500,000	500,590
1.25%, 1/15/2026	189,000	190,376
2.00%, 5/15/2030	240,000	240,718
2.30%, 5/15/2031	500,000	510,275
2.75%, 5/15/2040	586,000	588,227
2.88%, 3/15/2023	428,000	443,926
2.88%, 8/15/2029	541,000	579,514
2.90%, 5/15/2050	300,000	300,657
2.95%, 10/15/2027	269,000	292,177
3.10%, 3/15/2026	822,000	892,413
3.25%, 5/15/2051	550,000	586,382
3.38%, 4/15/2027	408,000	448,918
3.45%, 1/15/2027	508,000	560,741
3.50%, 8/15/2039	772,000	852,635
3.70%, 12/15/2025	128,000	141,567
3.70%, 8/15/2049	283,000	321,590
3.75%, 10/15/2047	405,000	462,210
3.85%, 6/15/2028	551,000	623,914
3.88%, 12/15/2028	239,000	272,183
3.88%, 8/15/2059	315,000	371,832
4.20%, 1/15/2047	231,000	279,085
4.25%, 3/15/2043	212,000	256,268
4.25%, 4/15/2047	406,000	497,654
4.25%, 6/15/2048	125,000	153,589
4.45%, 12/15/2048	605,000	766,390
4.63%, 7/15/2035	371,000	462,574
5.80%, 3/15/2036	258,000	358,808
6.88%, 2/15/2038	312,000	479,360

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Universal Health Services, Inc.:
1.65%, 9/1/2026 (d)	$155,000	$154,109
2.65%, 10/15/2030 (d)	210,000	211,449
2.65%, 1/15/2032 (d)	125,000	123,970
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	100,858
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	140,000	179,809
Series 2021, 3.07%, 3/1/2051	205,000	204,305
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	106,484
		51,746,300
HOME BUILDERS — 0.1%
D.R.Horton, Inc. 1.40%, 10/15/2027	400,000	392,480
DR Horton, Inc.:
1.30%, 10/15/2026	140,000	138,494
2.50%, 10/15/2024	444,000	465,072
4.75%, 2/15/2023	230,000	240,543
Lennar Corp.:
4.50%, 4/30/2024	243,000	262,914
4.75%, 11/15/2022	178,000	184,447
4.75%, 11/29/2027 (b)	272,000	315,098
5.00%, 6/15/2027	150,000	174,155
5.88%, 11/15/2024	130,000	146,346
MDC Holdings, Inc. 6.00%, 1/15/2043	299,000	374,832
NVR, Inc. 3.00%, 5/15/2030 (b)	420,000	438,867
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	50,000	57,994
6.00%, 2/15/2035	426,000	553,033
		3,744,275
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	312,000	339,322
4.40%, 3/15/2029	215,000	245,564
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	224,537
4.00%, 3/1/2024	60,000	64,568
4.60%, 5/15/2050	200,000	246,568
4.75%, 2/26/2029	218,000	254,827
		1,375,386
HOUSEHOLD PRODUCTS — 0.0% (a)
Unilever Capital Corp. 0.63%, 8/12/2024	120,000	120,113
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
0.85%, 8/15/2024	$95,000	$95,033
2.25%, 2/15/2032	250,000	244,890
2.65%, 4/30/2030	151,000	154,423
4.88%, 12/6/2028	151,000	178,481
Church & Dwight Co., Inc.:
3.15%, 8/1/2027	181,000	196,202
3.95%, 8/1/2047	200,000	233,368
Clorox Co.:
1.80%, 5/15/2030	140,000	136,725
3.50%, 12/15/2024	166,000	179,547
3.90%, 5/15/2028	100,000	112,741
Kimberly-Clark Corp.:
1.05%, 9/15/2027	208,000	205,005
2.75%, 2/15/2026	69,000	74,170
2.88%, 2/7/2050 (b)	105,000	106,598
3.05%, 8/15/2025	200,000	215,486
3.20%, 4/25/2029	301,000	330,056
3.90%, 5/4/2047	129,000	154,240
3.95%, 11/1/2028	90,000	103,225
6.63%, 8/1/2037	436,000	665,327
		3,385,517
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	205,000	204,914
3.25%, 3/17/2025	135,000	145,193
4.75%, 1/15/2049	435,000	569,193
Alleghany Corp.:
3.25%, 8/15/2051	90,000	88,760
3.63%, 5/15/2030	178,000	195,332
4.90%, 9/15/2044	100,000	125,826
Allstate Corp.:
0.75%, 12/15/2025	301,000	297,159
1.45%, 12/15/2030	200,000	190,788
3.28%, 12/15/2026	230,000	251,562
3.85%, 8/10/2049	100,000	118,338
4.50%, 6/15/2043	150,000	188,001
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	355,000	476,428
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	262,000	282,910
American Financial Group, Inc. 4.50%, 6/15/2047	155,000	189,176
American International Group, Inc.:
2.50%, 6/30/2025	350,000	366,492
3.40%, 6/30/2030	393,000	429,239
3.75%, 7/10/2025	252,000	274,395
3.88%, 1/15/2035	355,000	400,855
4.13%, 2/15/2024	581,000	627,282
4.20%, 4/1/2028	265,000	301,960

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2029	$283,000	$323,964
4.38%, 6/30/2050	243,000	299,092
4.38%, 1/15/2055	455,000	561,502
4.50%, 7/16/2044	245,000	299,143
4.70%, 7/10/2035	238,000	289,901
4.75%, 4/1/2048	272,000	347,529
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b) (c)	250,000	370,000
Aon Corp.:
2.80%, 5/15/2030	334,000	349,090
3.75%, 5/2/2029	229,000	254,591
4.50%, 12/15/2028	361,000	417,998
6.25%, 9/30/2040	323,000	464,354
8.21%, 1/1/2027	120,000	156,131
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	250,000	244,272
2.90%, 8/23/2051	250,000	241,252
Aon PLC:
3.50%, 6/14/2024	170,000	181,422
4.00%, 11/27/2023	105,000	111,739
4.60%, 6/14/2044	166,000	205,938
Arch Capital Finance LLC 4.01%, 12/15/2026	148,000	166,464
Arch Capital Group US, Inc. 5.14%, 11/1/2043	325,000	428,187
Arch Capital Group, Ltd. 3.64%, 6/30/2050	185,000	202,235
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	375,000	404,659
Assurant, Inc.:
3.70%, 2/22/2030	121,000	131,672
4.20%, 9/27/2023	120,000	127,834
4.90%, 3/27/2028	208,000	240,556
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	175,000	183,621
3.60%, 9/15/2051	105,000	107,348
Athene Holding, Ltd.:
3.50%, 1/15/2031	255,000	273,691
3.95%, 5/25/2051	175,000	193,370
4.13%, 1/12/2028	177,000	196,583
AXA SA 8.60%, 12/15/2030	231,000	345,031
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	152,839
5 year CMT + 3.19%, 4.90%, 1/15/2040 (b) (c)	100,000	106,488
AXIS Specialty Finance PLC 4.00%, 12/6/2027	174,000	194,499
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	276,000	275,172
2.50%, 1/15/2051	241,000	222,725
Security Description	Principal Amount	Value
2.85%, 10/15/2050	$455,000	$446,874
4.20%, 8/15/2048	530,000	647,941
4.25%, 1/15/2049	695,000	853,154
4.40%, 5/15/2042	479,000	592,662
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	241,000	248,618
3.13%, 3/15/2026	710,000	770,094
4.50%, 2/11/2043	380,000	475,661
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	349,000	381,715
4.70%, 6/22/2047	220,000	247,190
5.63%, 5/15/2030	185,000	223,595
Brown & Brown, Inc.:
2.38%, 3/15/2031	395,000	393,700
4.50%, 3/15/2029	144,000	164,642
Chubb Corp.:
6.00%, 5/11/2037	362,000	521,834
Series 1, 6.50%, 5/15/2038	100,000	150,655
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	415,000	392,781
2.70%, 3/13/2023 (b)	318,000	328,984
2.88%, 11/3/2022	259,000	264,952
3.15%, 3/15/2025	216,000	231,941
3.35%, 5/15/2024	5,000	5,351
3.35%, 5/3/2026	480,000	523,310
4.35%, 11/3/2045	200,000	251,442
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	249,323
CNA Financial Corp.:
2.05%, 8/15/2030	85,000	83,416
3.45%, 8/15/2027	228,000	250,337
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	139,484
Enstar Group, Ltd. 3.10%, 9/1/2031	240,000	236,386
Equitable Holdings, Inc.:
3.90%, 4/20/2023 (b)	215,000	225,591
4.35%, 4/20/2028	532,000	605,677
5.00%, 4/20/2048	323,000	411,754
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	120,000	127,765
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (d)	300,000	311,508
4.63%, 4/29/2030	150,000	169,089
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	150,000	161,165
4.50%, 8/15/2028	212,000	241,322
First American Financial Corp.:
2.40%, 8/15/2031	203,000	197,897
4.00%, 5/15/2030	130,000	143,105
Globe Life, Inc.:
2.15%, 8/15/2030	200,000	198,314

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 9/15/2028	$172,000	$199,269
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	71,000	71,136
4.50%, 4/15/2026	50,000	56,014
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	770,000	804,327
4.30%, 4/15/2043	100,000	118,124
4.40%, 3/15/2048	72,000	87,886
Kemper Corp. 4.35%, 2/15/2025	120,000	130,423
Lincoln National Corp.:
3.40%, 1/15/2031	270,000	293,420
3.63%, 12/12/2026	197,000	216,649
3.80%, 3/1/2028	195,000	217,121
4.00%, 9/1/2023	209,000	222,694
4.38%, 6/15/2050 (b)	60,000	72,774
Loews Corp.:
3.20%, 5/15/2030	69,000	74,038
3.75%, 4/1/2026	313,000	345,082
4.13%, 5/15/2043	125,000	147,060
6.00%, 2/1/2035	106,000	142,935
Manulife Financial Corp.:
2.48%, 5/19/2027	205,000	214,725
4.15%, 3/4/2026 (b)	648,000	724,820
5.38%, 3/4/2046	290,000	407,015
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	364,000	398,889
Markel Corp.:
3.50%, 11/1/2027 (b)	124,000	135,574
4.30%, 11/1/2047	125,000	147,043
5.00%, 4/5/2046	275,000	353,826
5.00%, 5/20/2049	175,000	225,515
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	132,000	132,722
3.30%, 3/14/2023	100,000	103,794
3.50%, 6/3/2024	422,000	450,379
3.50%, 3/10/2025	117,000	125,940
3.75%, 3/14/2026	281,000	309,271
4.20%, 3/1/2048	310,000	378,600
4.35%, 1/30/2047	330,000	408,114
4.38%, 3/15/2029	206,000	239,222
4.75%, 3/15/2039	150,000	189,728
4.90%, 3/15/2049	325,000	437,892
Mercury General Corp. 4.40%, 3/15/2027	303,000	342,096
MetLife, Inc.:
3.60%, 4/10/2024	247,000	265,397
3.60%, 11/13/2025	212,000	231,966
4.05%, 3/1/2045	152,000	181,103
4.55%, 3/23/2030	22,000	26,144
4.60%, 5/13/2046	178,000	228,135
4.72%, 12/15/2044	695,000	895,480
4.88%, 11/13/2043	265,000	347,696
5.70%, 6/15/2035	566,000	771,645
Security Description	Principal Amount	Value
5.88%, 2/6/2041	$289,000	$412,689
6.40%, 12/15/2066	316,000	404,553
6.50%, 12/15/2032	100,000	140,515
Series D, 4.37%, 9/15/2023	180,000	193,599
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	260,574
Old Republic International Corp.:
3.88%, 8/26/2026	200,000	221,438
4.88%, 10/1/2024	185,000	205,455
PartnerRe Finance B LLC 3.70%, 7/2/2029 (b)	308,000	339,564
Principal Financial Group, Inc.:
3.10%, 11/15/2026	163,000	175,253
3.40%, 5/15/2025	91,000	97,786
3.70%, 5/15/2029	120,000	134,016
4.30%, 11/15/2046	176,000	213,113
4.35%, 5/15/2043	100,000	120,694
Progressive Corp.:
3.70%, 1/26/2045	140,000	158,813
4.00%, 3/1/2029	170,000	194,052
4.13%, 4/15/2047	355,000	431,123
4.35%, 4/25/2044	573,000	711,167
Prudential Financial, Inc.:
3.91%, 12/7/2047	438,000	509,946
3.94%, 12/7/2049	200,000	235,170
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	111,000	120,132
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	264,000	308,104
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	343,000	379,307
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	332,000	352,866
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (c)	215,000	225,303
Series MTN, 2.10%, 3/10/2030 (b)	151,000	152,703
Series MTN, 3.00%, 3/10/2040	245,000	251,353
Series MTN, 3.70%, 3/13/2051	274,000	313,097
Series MTN, 3.88%, 3/27/2028	120,000	135,833
Series MTN, 4.35%, 2/25/2050	550,000	689,887
Series MTN, 4.42%, 3/27/2048	230,000	287,700

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$137,000	$172,351
Series MTN, 6.63%, 12/1/2037	110,000	160,637
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	282,000	299,707
3.90%, 5/15/2029	145,000	161,658
Series MTN, 4.70%, 9/15/2023	115,000	123,766
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	342,000	373,936
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	205,000	195,277
4.05%, 3/7/2048	221,000	267,412
4.10%, 3/4/2049	221,000	270,628
4.30%, 8/25/2045	325,000	406,377
4.60%, 8/1/2043 (b)	200,000	257,062
5.35%, 11/1/2040	307,000	424,446
Series MTN, 6.25%, 6/15/2037	280,000	406,664
Unum Group:
4.00%, 6/15/2029 (b)	287,000	318,561
4.13%, 6/15/2051	30,000	30,371
Voya Financial, Inc.:
3.65%, 6/15/2026 (b)	274,000	300,808
4.80%, 6/15/2046	150,000	189,429
5.70%, 7/15/2043	250,000	343,580
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	210,156
W R Berkley Corp.:
3.15%, 9/30/2061	145,000	140,037
3.55%, 3/30/2052	250,000	266,175
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	248,700
3.60%, 5/15/2024	396,000	422,271
4.50%, 9/15/2028	270,000	308,488
5.05%, 9/15/2048	100,000	128,690
WR Berkley Corp. 4.75%, 8/1/2044	345,000	431,488
XLIT, Ltd.:
4.45%, 3/31/2025	129,000	143,116
5.50%, 3/31/2045	320,000	441,642
		54,354,845
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (b)	245,000	235,548
2.70%, 2/9/2041	275,000	252,236
3.15%, 2/9/2051	485,000	452,384
3.25%, 2/9/2061	315,000	291,926
3.40%, 12/6/2027	610,000	654,207
3.60%, 11/28/2024	551,000	591,278
4.00%, 12/6/2037	410,000	446,773
4.20%, 12/6/2047 (b)	213,000	234,824
Security Description	Principal Amount	Value
4.40%, 12/6/2057	$508,000	$583,773
4.50%, 11/28/2034	345,000	396,257
Alphabet, Inc.:
0.45%, 8/15/2025	110,000	108,448
0.80%, 8/15/2027	294,000	286,806
1.10%, 8/15/2030 (b)	521,000	492,282
1.90%, 8/15/2040	300,000	269,355
2.05%, 8/15/2050	525,000	458,671
2.25%, 8/15/2060	745,000	650,534
3.38%, 2/25/2024 (b)	671,000	717,017
Amazon.com, Inc.:
0.25%, 5/12/2023	1,150,000	1,149,528
0.40%, 6/3/2023 (b)	428,000	428,972
0.45%, 5/12/2024	560,000	558,942
0.80%, 6/3/2025	355,000	354,389
1.00%, 5/12/2026 (b)	450,000	449,545
1.20%, 6/3/2027	194,000	193,393
1.50%, 6/3/2030 (b)	261,000	253,713
1.65%, 5/12/2028	450,000	453,694
2.10%, 5/12/2031	510,000	516,569
2.40%, 2/22/2023	800,000	822,008
2.50%, 11/29/2022	50,000	51,005
2.50%, 6/3/2050	261,000	244,962
2.70%, 6/3/2060	325,000	305,763
2.80%, 8/22/2024	836,000	886,118
2.88%, 5/12/2041	450,000	463,158
3.10%, 5/12/2051	738,000	776,701
3.15%, 8/22/2027	856,000	941,104
3.25%, 5/12/2061	350,000	371,665
3.80%, 12/5/2024	501,000	546,766
3.88%, 8/22/2037	779,000	916,930
4.05%, 8/22/2047	671,000	813,561
4.25%, 8/22/2057	1,029,000	1,307,159
4.95%, 12/5/2044	652,000	878,824
Baidu, Inc.:
1.63%, 2/23/2027	200,000	197,906
2.38%, 8/23/2031 (b)	250,000	241,673
3.08%, 4/7/2025 (b)	172,000	180,464
3.43%, 4/7/2030	150,000	159,092
3.50%, 11/28/2022	410,000	422,402
3.88%, 9/29/2023	251,000	265,033
4.13%, 6/30/2025	332,000	362,335
4.38%, 5/14/2024	270,000	292,283
4.38%, 3/29/2028	350,000	391,569
4.88%, 11/14/2028	365,000	422,466
Booking Holdings, Inc.:
2.75%, 3/15/2023	300,000	309,873
3.55%, 3/15/2028	366,000	405,989
3.60%, 6/1/2026	737,000	811,002
E*TRADE Financial Corp. 4.50%, 6/20/2028	375,000	429,735
eBay, Inc.:
1.40%, 5/10/2026	102,000	102,288
1.90%, 3/11/2025	176,000	181,206
2.60%, 5/10/2031	130,000	132,635

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 3/11/2030	$200,000	$207,816
2.75%, 1/30/2023	253,000	260,319
3.60%, 6/5/2027	420,000	464,033
4.00%, 7/15/2042	603,000	679,081
Expedia Group, Inc.:
2.95%, 3/15/2031	185,000	187,398
3.25%, 2/15/2030	408,000	422,145
3.80%, 2/15/2028	289,000	313,623
4.50%, 8/15/2024	107,000	116,217
4.63%, 8/1/2027	115,000	130,407
5.00%, 2/15/2026	300,000	338,835
JD.com, Inc.:
3.38%, 1/14/2030 (b)	365,000	383,122
3.88%, 4/29/2026	213,000	230,660
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	5,445
Tencent Music Entertainment Group:
1.38%, 9/3/2025	225,000	220,313
2.00%, 9/3/2030 (b)	585,000	550,894
VeriSign, Inc.:
2.70%, 6/15/2031	220,000	223,749
5.25%, 4/1/2025	178,000	200,453
Weibo Corp.:
3.38%, 7/8/2030	165,000	164,988
3.50%, 7/5/2024	635,000	663,626
		31,877,863
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	397,000	397,850
3.25%, 7/15/2025	175,000	183,844
3.50%, 2/10/2023 (b)	150,000	155,120
3.88%, 1/15/2026	422,000	451,156
4.20%, 6/10/2024	488,000	523,726
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	235,000	239,564
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	145,000	148,270
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (d)	200,000	197,756
2.75%, 9/16/2026	265,000	271,008
3.63%, 1/15/2026	100,000	105,595
3.65%, 7/14/2023	247,000	257,589
FS KKR Capital Corp.:
3.40%, 1/15/2026	321,000	335,284
4.13%, 2/1/2025	325,000	347,246
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	259,000	265,708
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	300,000	295,353
2.50%, 8/24/2026	250,000	252,022
3.38%, 4/15/2024	300,000	313,563
Security Description	Principal Amount	Value
Main Street Capital Corp. 3.00%, 7/14/2026	$210,000	$214,116
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	175,000	175,693
3.50%, 2/25/2025	55,000	57,598
Owl Rock Capital Corp.:
2.63%, 1/15/2027	100,000	100,019
2.88%, 6/11/2028	302,000	301,218
3.40%, 7/15/2026	242,000	252,019
3.75%, 7/22/2025	100,000	105,238
4.00%, 3/30/2025	300,000	317,052
4.25%, 1/15/2026	300,000	322,026
Prospect Capital Corp. 3.71%, 1/22/2026	315,000	324,274
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	205,000	207,300
3.88%, 11/1/2024	185,000	196,995
		7,314,202
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	81,000	89,045
4.55%, 3/11/2026	535,000	597,049
Nucor Corp.:
2.00%, 6/1/2025	90,000	92,620
2.70%, 6/1/2030	80,000	83,360
2.98%, 12/15/2055 (d)	377,000	367,255
3.95%, 5/1/2028 (b)	195,000	219,059
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	205,000	204,510
2.15%, 8/15/2030	115,000	112,407
4.50%, 4/15/2023	191,000	200,437
Steel Dynamics, Inc.:
1.65%, 10/15/2027	25,000	24,735
2.40%, 6/15/2025	85,000	88,471
2.80%, 12/15/2024	197,000	207,695
3.25%, 1/15/2031	160,000	170,547
3.25%, 10/15/2050	84,000	82,617
3.45%, 4/15/2030	309,000	333,253
Vale Overseas, Ltd.:
3.75%, 7/8/2030	490,000	507,615
6.25%, 8/10/2026	600,000	711,348
6.88%, 11/21/2036	526,000	703,278
8.25%, 1/17/2034	271,000	391,194
Vale SA 5.63%, 9/11/2042	250,000	307,265
		5,493,760
LEISURE TIME — 0.0% (a)
Brunswick Corp. 2.40%, 8/18/2031	105,000	101,218

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Harley-Davidson, Inc. 4.63%, 7/28/2045	$235,000	$253,363
		354,581
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	186,625
3.70%, 1/15/2031	195,000	208,855
Hyatt Hotels Corp.:
4.38%, 9/15/2028	281,000	307,141
4.85%, 3/15/2026	40,000	44,468
Las Vegas Sands Corp.:
2.90%, 6/25/2025	375,000	376,853
3.20%, 8/8/2024	605,000	621,135
Marriott International, Inc.:
3.60%, 4/15/2024	603,000	641,459
Series FF, 4.63%, 6/15/2030	470,000	537,595
Series GG, 3.50%, 10/15/2032	90,000	95,665
Series HH, 2.85%, 4/15/2031	192,000	193,820
Series II, 2.75%, 10/15/2033	250,000	244,575
Series R, 3.13%, 6/15/2026	164,000	175,247
Series X, 4.00%, 4/15/2028	315,000	346,220
Series Z, 4.15%, 12/1/2023 (b)	170,000	181,123
Sands China, Ltd.:
2.85%, 3/8/2029 (b) (d)	200,000	192,538
3.25%, 8/8/2031 (b) (d)	200,000	193,164
4.38%, 6/18/2030	500,000	521,870
5.13%, 8/8/2025	668,000	719,169
5.40%, 8/8/2028	472,000	521,867
		6,309,389
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	648,000	648,298
0.65%, 7/7/2023	553,000	556,185
0.90%, 3/2/2026	200,000	198,216
Series MTN, 0.45%, 9/14/2023	355,000	355,579
Series MTN, 0.45%, 5/17/2024	150,000	149,576
Series MTN, 0.60%, 9/13/2024	200,000	199,942
Series MTN, 0.80%, 11/13/2025 (b)	550,000	545,990
Series MTN, 1.10%, 9/14/2027	475,000	469,932
Series MTN, 1.15%, 9/14/2026	200,000	199,610
Security Description	Principal Amount	Value
Series MTN, 1.45%, 5/15/2025	$300,000	$305,301
Series MTN, 1.95%, 11/18/2022	389,000	396,294
Series MTN, 2.85%, 5/17/2024	200,000	211,478
Series MTN, 3.30%, 6/9/2024	122,000	130,807
Caterpillar, Inc.:
1.90%, 3/12/2031 (b)	300,000	298,434
2.60%, 9/19/2029	175,000	184,382
2.60%, 4/9/2030	194,000	204,065
3.25%, 9/19/2049	267,000	288,854
3.40%, 5/15/2024 (b)	250,000	267,022
3.80%, 8/15/2042	444,000	520,648
4.75%, 5/15/2064	584,000	820,029
6.05%, 8/15/2036	101,000	145,235
Oshkosh Corp. 4.60%, 5/15/2028	210,000	240,143
		7,336,020
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	455,000	461,520
1.95%, 7/2/2023	80,000	81,798
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	238,000	264,980
Crane Co. 4.20%, 3/15/2048	115,000	125,687
Deere & Co.:
2.75%, 4/15/2025	144,000	152,459
3.90%, 6/9/2042	188,000	223,489
Dover Corp.:
2.95%, 11/4/2029	62,000	65,924
3.15%, 11/15/2025	280,000	300,656
Flowserve Corp.:
2.80%, 1/15/2032	190,000	188,119
3.50%, 10/1/2030	170,000	178,197
4.00%, 11/15/2023	195,000	206,429
IDEX Corp.:
2.63%, 6/15/2031	250,000	254,087
3.00%, 5/1/2030	125,000	131,449
John Deere Capital Corp.:
1.45%, 1/15/2031	420,000	400,991
3.65%, 10/12/2023	300,000	319,812
0.63%, 9/10/2024 (b)	140,000	140,062
Series MTN, 0.25%, 1/17/2023	250,000	249,967
Series MTN, 0.40%, 10/10/2023	160,000	160,058
Series MTN, 0.45%, 1/17/2024	215,000	214,781
Series MTN, 0.70%, 7/5/2023	426,000	428,530
Series MTN, 0.70%, 1/15/2026 (b)	217,000	213,552

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.20%, 4/6/2023	$70,000	$70,948
Series MTN, 1.50%, 3/6/2028	391,000	388,666
Series MTN, 1.75%, 3/9/2027 (b)	325,000	332,381
Series MTN, 2.05%, 1/9/2025 (b)	205,000	212,989
Series MTN, 2.25%, 9/14/2026	200,000	209,972
Series MTN, 2.60%, 3/7/2024	127,000	133,339
Series MTN, 2.65%, 6/24/2024	350,000	369,481
Series MTN, 2.65%, 6/10/2026	275,000	294,024
Series MTN, 2.70%, 1/6/2023	218,000	224,540
Series MTN, 2.80%, 3/6/2023 (b)	125,000	129,479
Series MTN, 2.80%, 9/8/2027	104,000	112,109
Series MTN, 2.80%, 7/18/2029	310,000	331,582
Series MTN, 3.05%, 1/6/2028	231,000	250,947
Series MTN, 3.45%, 1/10/2024	105,000	111,928
nVent Finance Sarl:
3.95%, 4/15/2023	60,000	62,407
4.55%, 4/15/2028	200,000	219,628
Otis Worldwide Corp.:
2.06%, 4/5/2025	651,000	672,359
3.11%, 2/15/2040	470,000	481,820
Rockwell Automation, Inc.:
0.35%, 8/15/2023	120,000	120,034
1.75%, 8/15/2031	100,000	97,498
2.80%, 8/15/2061	45,000	42,947
2.88%, 3/1/2025	450,000	475,785
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	385,000	408,523
4.95%, 9/15/2028	246,000	283,109
Xylem, Inc.:
2.25%, 1/30/2031 (b)	266,000	265,896
3.25%, 11/1/2026	270,000	293,352
		11,358,290
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029 (f)	235,000	234,873
2.30%, 2/1/2032	183,000	174,395
2.80%, 4/1/2031	256,000	257,129
3.50%, 6/1/2041	145,000	142,712
Security Description	Principal Amount	Value
3.50%, 3/1/2042 (f)	$320,000	$312,406
3.70%, 4/1/2051	199,000	192,662
3.75%, 2/15/2028	84,000	91,972
3.85%, 4/1/2061	330,000	314,546
3.90%, 6/1/2052	605,000	601,322
3.95%, 6/30/2062 (f)	500,000	483,505
4.20%, 3/15/2028	214,000	239,136
4.40%, 12/1/2061	200,000	208,686
4.80%, 3/1/2050	660,000	743,444
4.91%, 7/23/2025	1,114,000	1,252,247
5.05%, 3/30/2029	281,000	328,169
5.13%, 7/1/2049	298,000	349,846
5.38%, 4/1/2038	220,000	265,789
5.38%, 5/1/2047	797,000	954,678
5.75%, 4/1/2048	564,000	713,375
6.38%, 10/23/2035	555,000	728,965
6.48%, 10/23/2045	746,000	1,012,576
6.83%, 10/23/2055	680,000	989,488
Class USD, 4.50%, 2/1/2024	711,000	769,067
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	181,000	199,504
Comcast Corp.:
1.95%, 1/15/2031	275,000	270,388
2.35%, 1/15/2027	545,000	570,849
2.45%, 8/15/2052 (b)	230,000	203,157
2.65%, 2/1/2030	734,000	765,613
2.65%, 8/15/2062	175,000	154,849
2.80%, 1/15/2051	344,000	325,114
2.89%, 11/1/2051 (d)	1,087,000	1,042,292
2.94%, 11/1/2056 (d)	1,066,000	1,011,741
2.99%, 11/1/2063 (d)	618,000	579,363
3.15%, 3/1/2026	695,000	750,975
3.15%, 2/15/2028	504,000	547,495
3.20%, 7/15/2036	711,000	756,923
3.25%, 11/1/2039	80,000	84,598
3.30%, 2/1/2027	436,000	475,968
3.30%, 4/1/2027	202,000	221,172
3.38%, 2/15/2025	408,000	439,167
3.38%, 8/15/2025	572,000	619,968
3.40%, 7/15/2046	463,000	490,252
3.45%, 2/1/2050	520,000	552,521
3.55%, 5/1/2028	11,000	12,205
3.60%, 3/1/2024	122,000	130,819
3.70%, 4/15/2024	736,000	791,502
3.75%, 4/1/2040	375,000	422,081
3.90%, 3/1/2038	614,000	699,211
3.95%, 10/15/2025	500,000	554,835
3.97%, 11/1/2047	525,000	598,526
4.00%, 8/15/2047	340,000	389,575
4.00%, 3/1/2048	713,000	816,414
4.00%, 11/1/2049	668,000	773,243
4.05%, 11/1/2052	742,000	861,403

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 10/15/2028	$215,000	$247,416
4.20%, 8/15/2034 (b)	354,000	414,226
4.25%, 10/15/2030	557,000	649,495
4.25%, 1/15/2033	394,000	463,801
4.40%, 8/15/2035	423,000	500,917
4.65%, 7/15/2042	273,000	339,268
4.70%, 10/15/2048	315,000	402,138
4.75%, 3/1/2044	269,000	339,309
4.95%, 10/15/2058	380,000	522,907
5.65%, 6/15/2035	310,000	414,737
6.50%, 11/15/2035	196,000	281,407
7.05%, 3/15/2033	400,000	580,568
Discovery Communications LLC:
2.95%, 3/20/2023	541,000	559,610
3.63%, 5/15/2030 (b)	320,000	347,258
4.00%, 9/15/2055	860,000	899,491
4.13%, 5/15/2029	158,000	176,699
4.65%, 5/15/2050	609,000	706,982
4.90%, 3/11/2026	193,000	219,399
5.20%, 9/20/2047	231,000	284,872
5.30%, 5/15/2049	140,000	174,689
Fox Corp.:
3.05%, 4/7/2025	315,000	335,346
4.03%, 1/25/2024	460,000	493,396
4.71%, 1/25/2029	672,000	783,082
5.48%, 1/25/2039	588,000	751,734
5.58%, 1/25/2049	148,000	199,479
Grupo Televisa SAB:
5.00%, 5/13/2045	560,000	672,006
6.13%, 1/31/2046	200,000	274,852
6.63%, 3/18/2025	544,000	634,870
6.63%, 1/15/2040	445,000	621,572
NBCUniversal Media LLC 4.45%, 1/15/2043	485,000	586,370
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	140,741
7.88%, 2/15/2026	195,000	248,379
Thomson Reuters Corp. 5.85%, 4/15/2040	475,000	649,919
Time Warner Cable LLC:
4.50%, 9/15/2042	857,000	929,734
5.50%, 9/1/2041	343,500	421,739
5.88%, 11/15/2040	505,000	636,674
6.55%, 5/1/2037	345,000	466,430
6.75%, 6/15/2039	410,000	560,843
7.30%, 7/1/2038	419,000	601,160
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	68,881
4.38%, 8/16/2041	225,000	273,427
Series GMTN, 3.15%, 9/17/2025	134,000	144,661
Series GMTN, 4.13%, 6/1/2044	208,000	247,505
Series MTN, 1.85%, 7/30/2026 (b)	227,000	233,390
Security Description	Principal Amount	Value
Series MTN, 2.35%, 12/1/2022	$264,000	$270,090
Series MTN, 2.95%, 6/15/2027 (b)	187,000	203,998
Series MTN, 3.70%, 12/1/2042	419,000	470,126
ViacomCBS, Inc.:
2.90%, 1/15/2027	122,000	129,491
3.70%, 6/1/2028	493,000	545,771
3.88%, 4/1/2024	222,000	236,914
4.00%, 1/15/2026	291,000	320,691
4.20%, 6/1/2029	419,000	477,815
4.20%, 5/19/2032 (b)	245,000	280,172
4.38%, 3/15/2043	351,000	401,990
4.85%, 7/1/2042	480,000	577,277
4.90%, 8/15/2044	170,000	206,679
4.95%, 5/19/2050 (b)	541,000	678,463
5.25%, 4/1/2044	252,000	316,308
7.88%, 7/30/2030	228,000	322,285
Walt Disney Co.:
1.75%, 8/30/2024	506,000	521,797
1.75%, 1/13/2026	667,000	684,235
2.00%, 9/1/2029	646,000	652,227
2.20%, 1/13/2028	294,000	303,746
2.65%, 1/13/2031	1,130,000	1,181,076
2.75%, 9/1/2049	375,000	359,468
3.38%, 11/15/2026	348,000	381,582
3.50%, 5/13/2040	375,000	413,569
3.60%, 1/13/2051	208,000	232,461
3.70%, 9/15/2024	129,000	139,538
3.80%, 3/22/2030	570,000	648,147
3.80%, 5/13/2060	326,000	377,091
4.70%, 3/23/2050	379,000	497,809
4.75%, 11/15/2046	235,000	305,392
5.40%, 10/1/2043	320,000	440,134
6.15%, 3/1/2037	215,000	301,873
6.20%, 12/15/2034	250,000	352,780
6.40%, 12/15/2035	374,000	545,696
6.55%, 3/15/2033	205,000	287,955
6.65%, 11/15/2037	164,000	244,335
		61,283,071
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	801,000	819,183
4.38%, 6/15/2045	180,000	218,358
Timken Co. 3.88%, 9/1/2024	95,000	101,490
Valmont Industries, Inc. 5.25%, 10/1/2054	111,000	138,376
		1,277,407
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (b)	325,000	333,063

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Barrick Gold Corp. 5.25%, 4/1/2042	$204,000	$263,831
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	298,942
5.75%, 5/1/2043	350,000	479,108
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	223,444
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	874,000	1,163,111
Kinross Gold Corp. 5.95%, 3/15/2024	143,000	158,285
Newmont Corp.:
2.25%, 10/1/2030	600,000	596,982
4.88%, 3/15/2042	170,000	212,959
5.45%, 6/9/2044	150,000	202,509
5.88%, 4/1/2035	205,000	270,873
6.25%, 10/1/2039	176,000	248,970
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	315,000	379,991
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	884,000	966,247
7.13%, 7/15/2028	141,000	187,933
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	190,961
3.88%, 4/23/2025	100,000	108,539
5.25%, 11/8/2042	560,000	696,662
6.75%, 4/16/2040	330,000	460,881
7.50%, 7/27/2035	630,000	901,908
Teck Resources, Ltd.:
6.00%, 8/15/2040	223,000	286,883
6.13%, 10/1/2035	212,000	273,949
6.25%, 7/15/2041	318,000	424,746
Yamana Gold, Inc. 2.63%, 8/15/2031 (d)	155,000	151,058
		9,481,835
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	368,000	374,929
2.00%, 2/14/2025	142,000	146,702
2.88%, 10/15/2027	364,000	393,728
3.05%, 4/15/2030 (b)	582,000	628,700
3.25%, 8/26/2049	264,000	280,901
Series MTN, 3.00%, 8/7/2025	250,000	268,847
Series MTN, 3.25%, 2/14/2024	254,000	269,598
Series MTN, 3.38%, 3/1/2029	513,000	565,326
Series MTN, 3.63%, 9/14/2028	200,000	224,172
Series MTN, 3.63%, 10/15/2047	250,000	281,890
Security Description	Principal Amount	Value
Carlisle Cos., Inc.:
2.75%, 3/1/2030	$230,000	$237,259
3.75%, 11/15/2022	100,000	102,808
3.75%, 12/1/2027	320,000	353,770
Eaton Corp.:
2.75%, 11/2/2022	191,000	195,945
3.10%, 9/15/2027 (b)	198,000	214,531
3.92%, 9/15/2047	50,000	57,402
4.00%, 11/2/2032	270,000	313,548
4.15%, 11/2/2042	392,000	460,984
General Electric Co.:
3.45%, 5/1/2027	1,328,000	1,457,639
3.63%, 5/1/2030 (b)	245,000	272,325
4.13%, 10/9/2042	174,000	199,366
4.25%, 5/1/2040	500,000	585,130
4.50%, 3/11/2044	50,000	60,299
Series A, 6.75%, 3/15/2032	792,000	1,086,624
Series GMTN, 6.88%, 1/10/2039	98,000	145,754
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	531,000	568,260
3.50%, 3/1/2024	225,000	239,427
3.90%, 9/1/2042	149,000	173,411
4.88%, 9/15/2041	200,000	261,458
Parker-Hannifin Corp.:
2.70%, 6/14/2024	200,000	209,986
3.25%, 3/1/2027 (b)	255,000	276,433
3.25%, 6/14/2029	139,000	149,485
Series MTN, 4.20%, 11/21/2034	395,000	453,519
Series MTN, 6.25%, 5/15/2038	200,000	269,126
Pentair Finance Sarl 4.50%, 7/1/2029	125,000	143,206
Textron, Inc.:
2.45%, 3/15/2031	155,000	155,098
3.65%, 3/15/2027	394,000	432,809
3.88%, 3/1/2025	55,000	59,524
3.90%, 9/17/2029	536,000	596,622
4.00%, 3/15/2026	50,000	55,191
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028 (b)	133,000	147,658
4.30%, 2/21/2048	70,000	83,821
5.75%, 6/15/2043	215,000	308,310
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029	188,000	210,079
4.50%, 3/21/2049	421,000	522,208
		14,493,808
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	136,000	157,092

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 1.2%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	$323,000	$314,124
2.75%, 5/10/2023	572,000	593,616
2.77%, 11/10/2050	420,000	387,328
2.94%, 4/6/2023	300,000	311,265
2.94%, 6/4/2051	393,000	373,275
3.00%, 2/24/2050	472,000	454,498
3.00%, 3/17/2052	250,000	239,298
3.02%, 1/16/2027	269,000	289,049
3.12%, 5/4/2026	206,000	222,579
3.22%, 11/28/2023	175,000	184,455
3.38%, 2/8/2061	530,000	527,297
3.41%, 2/11/2026	853,000	929,872
3.59%, 4/14/2027	101,000	111,416
3.63%, 4/6/2030	350,000	390,093
3.79%, 2/6/2024	197,000	210,859
3.80%, 9/21/2025	24,000	26,382
4.23%, 11/6/2028	976,000	1,120,009
BP Capital Markets PLC:
3.28%, 9/19/2027	884,000	967,812
3.51%, 3/17/2025	581,000	629,362
3.54%, 11/4/2024	288,000	311,368
3.81%, 2/10/2024	272,000	291,973
3.99%, 9/26/2023	189,000	202,211
Burlington Resources LLC 5.95%, 10/15/2036	374,000	513,304
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	267,000	273,485
2.95%, 1/15/2023	220,000	226,406
2.95%, 7/15/2030	276,000	285,447
3.85%, 6/1/2027	311,000	340,501
6.25%, 3/15/2038	190,000	253,080
6.45%, 6/30/2033	111,000	144,863
6.50%, 2/15/2037	255,000	340,553
6.75%, 2/1/2039	170,000	235,855
7.20%, 1/15/2032	190,000	256,297
Series GMTN, 4.95%, 6/1/2047	250,000	309,605
Cenovus Energy, Inc.:
2.65%, 1/15/2032	85,000	83,473
3.75%, 2/15/2052	95,000	92,644
4.40%, 4/15/2029	444,000	497,480
5.40%, 6/15/2047	330,000	406,144
6.75%, 11/15/2039	520,000	708,027
6.80%, 9/15/2037	197,000	262,914
Chevron Corp.:
1.14%, 5/11/2023	55,000	55,741
1.55%, 5/11/2025	1,053,000	1,076,598
2.00%, 5/11/2027	176,000	181,558
2.24%, 5/11/2030 (b)	1,003,000	1,028,366
2.36%, 12/5/2022	100,000	101,936
2.57%, 5/16/2023	279,000	287,914
Security Description	Principal Amount	Value
2.90%, 3/3/2024	$210,000	$221,422
2.98%, 5/11/2040	120,000	123,871
3.08%, 5/11/2050	280,000	289,971
3.19%, 6/24/2023	432,000	450,274
3.33%, 11/17/2025	150,000	163,145
Chevron USA, Inc.:
0.43%, 8/11/2023 (b)	75,000	75,167
0.69%, 8/12/2025	165,000	163,203
1.02%, 8/12/2027	524,000	512,430
2.34%, 8/12/2050	221,000	199,811
3.25%, 10/15/2029	313,000	342,613
3.85%, 1/15/2028	5,000	5,647
4.20%, 10/15/2049	475,000	577,771
4.95%, 8/15/2047	235,000	313,130
5.25%, 11/15/2043	411,000	554,155
6.00%, 3/1/2041	179,000	259,163
Cimarex Energy Co.:
3.90%, 5/15/2027	199,000	217,865
4.38%, 3/15/2029	418,000	471,471
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	240,000	248,110
3.30%, 9/30/2049	200,000	188,982
4.25%, 5/9/2043	235,000	257,537
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	163,836
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	400,000	426,472
3.75%, 5/2/2023	100,000	104,443
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	898,823
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	235,000	253,748
4.88%, 4/30/2044	205,000	244,905
ConocoPhillips:
2.40%, 2/15/2031 (b) (d)	251,000	254,986
3.75%, 10/1/2027 (d)	395,000	440,603
4.30%, 8/15/2028 (b) (d)	530,000	609,929
4.85%, 8/15/2048 (d)	115,000	148,863
5.90%, 10/15/2032	247,000	327,364
5.90%, 5/15/2038	355,000	487,994
6.50%, 2/1/2039	587,000	857,859
ConocoPhillips Co.:
4.30%, 11/15/2044	267,000	320,325
4.95%, 3/15/2026	234,000	269,006
6.95%, 4/15/2029	571,000	765,003
Devon Energy Corp.:
4.75%, 5/15/2042	642,000	729,543
5.00%, 6/15/2045	265,000	310,956
5.60%, 7/15/2041	358,000	448,871
7.95%, 4/15/2032	100,000	141,903
Diamondback Energy, Inc.:
2.88%, 12/1/2024	160,000	167,858
3.25%, 12/1/2026	1,044,000	1,115,921

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/1/2029	$297,000	$317,725
4.40%, 3/24/2051	107,000	121,326
Eni USA, Inc. 7.30%, 11/15/2027	316,000	408,446
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	657,853
4.15%, 1/15/2026	100,000	111,598
4.38%, 4/15/2030 (b)	290,000	338,575
Equinor ASA:
1.75%, 1/22/2026	590,000	604,243
2.38%, 5/22/2030	399,000	410,523
2.45%, 1/17/2023	831,000	853,587
2.65%, 1/15/2024	575,000	601,421
2.88%, 4/6/2025	200,000	212,388
3.13%, 4/6/2030	397,000	431,519
3.25%, 11/10/2024	140,000	150,461
3.25%, 11/18/2049	539,000	568,111
3.70%, 3/1/2024	1,072,000	1,150,717
3.70%, 4/6/2050	300,000	344,670
4.80%, 11/8/2043	343,000	440,896
5.10%, 8/17/2040	108,000	142,718
Exxon Mobil Corp.:
1.57%, 4/15/2023	107,000	109,068
2.02%, 8/16/2024	350,000	363,724
2.28%, 8/16/2026	204,000	214,257
2.44%, 8/16/2029	300,000	312,459
2.61%, 10/15/2030	1,395,000	1,461,095
2.71%, 3/6/2025	743,000	783,441
2.73%, 3/1/2023	386,000	397,646
3.04%, 3/1/2026	305,000	329,116
3.10%, 8/16/2049	308,000	311,634
3.18%, 3/15/2024 (b)	258,000	273,173
3.48%, 3/19/2030	410,000	456,408
3.57%, 3/6/2045	100,000	109,295
4.11%, 3/1/2046	491,000	575,928
4.33%, 3/19/2050	2,131,000	2,603,805
Hess Corp.:
3.50%, 7/15/2024	100,000	105,734
5.60%, 2/15/2041	280,000	348,048
5.80%, 4/1/2047	127,000	165,150
6.00%, 1/15/2040	138,000	177,876
7.13%, 3/15/2033	460,000	621,515
7.30%, 8/15/2031	185,000	249,874
7.88%, 10/1/2029	120,000	162,450
HollyFrontier Corp.:
2.63%, 10/1/2023	150,000	154,928
4.50%, 10/1/2030	401,000	436,641
5.88%, 4/1/2026	350,000	401,436
Marathon Oil Corp. 6.80%, 3/15/2032	430,000	556,953
Marathon Petroleum Corp.:
3.63%, 9/15/2024	138,000	148,044
3.80%, 4/1/2028	325,000	357,136
4.50%, 4/1/2048	5,000	5,680
4.70%, 5/1/2025	324,000	361,642
Security Description	Principal Amount	Value
4.75%, 12/15/2023	$176,000	$190,154
4.75%, 9/15/2044	345,000	403,685
5.00%, 9/15/2054	109,000	130,637
5.13%, 12/15/2026	278,000	323,400
6.50%, 3/1/2041	468,000	644,366
Nexen, Inc.:
6.40%, 5/15/2037	621,000	826,886
7.50%, 7/30/2039	250,000	374,683
7.88%, 3/15/2032	277,000	393,035
Phillips 66:
0.90%, 2/15/2024	470,000	470,028
1.30%, 2/15/2026	40,000	39,783
2.15%, 12/15/2030 (b)	370,000	361,153
3.85%, 4/9/2025	465,000	506,687
3.90%, 3/15/2028	532,000	590,089
4.88%, 11/15/2044	492,000	619,172
5.88%, 5/1/2042	332,000	455,434
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	100,000	100,079
0.75%, 1/15/2024	185,000	184,741
1.90%, 8/15/2030	508,000	485,816
2.15%, 1/15/2031	190,000	184,513
4.45%, 1/15/2026 (b)	68,000	75,862
Shell International Finance B.V.:
0.38%, 9/15/2023	500,000	500,625
2.00%, 11/7/2024	411,000	426,873
2.38%, 11/7/2029	384,000	398,308
2.50%, 9/12/2026	491,000	520,529
2.75%, 4/6/2030 (b)	205,000	217,407
2.88%, 5/10/2026	390,000	420,229
3.13%, 11/7/2049	446,000	463,822
3.25%, 5/11/2025	721,000	779,069
3.25%, 4/6/2050	420,000	447,010
3.40%, 8/12/2023	308,000	325,322
3.50%, 11/13/2023	515,000	547,388
3.63%, 8/21/2042	285,000	314,455
3.88%, 11/13/2028	327,000	371,688
4.00%, 5/10/2046	719,000	845,594
4.13%, 5/11/2035	586,000	690,097
4.38%, 5/11/2045	950,000	1,166,980
4.55%, 8/12/2043	450,000	563,288
6.38%, 12/15/2038	350,000	514,455
Suncor Energy, Inc.:
2.80%, 5/15/2023	337,000	348,869
3.10%, 5/15/2025	280,000	297,959
3.75%, 3/4/2051	340,000	363,674
4.00%, 11/15/2047	431,000	478,147
6.80%, 5/15/2038	240,000	342,444
7.15%, 2/1/2032	205,000	283,275
TotalEnergies Capital International SA:
2.43%, 1/10/2025	284,000	296,647
2.70%, 1/25/2023	331,000	341,278

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.83%, 1/10/2030	$419,000	$446,570
2.99%, 6/29/2041	290,000	295,301
3.13%, 5/29/2050	667,000	671,582
3.39%, 6/29/2060	207,000	216,675
3.46%, 2/19/2029	410,000	453,509
3.70%, 1/15/2024	315,000	337,327
3.75%, 4/10/2024	598,000	644,393
TotalEnergies Capital SA 3.88%, 10/11/2028	202,000	229,070
Valero Energy Corp.:
1.20%, 3/15/2024	280,000	282,598
2.15%, 9/15/2027	265,000	266,929
2.85%, 4/15/2025	287,000	302,260
3.65%, 3/15/2025	54,000	58,449
4.90%, 3/15/2045 (b)	245,000	293,493
6.63%, 6/15/2037	317,000	426,390
7.50%, 4/15/2032	516,000	714,908
		77,861,303
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	477,000	489,979
3.14%, 11/7/2029	290,000	310,860
3.34%, 12/15/2027	46,000	50,164
4.08%, 12/15/2047 (b)	373,500	420,270
4.49%, 5/1/2030	645,000	754,218
Halliburton Co.:
2.92%, 3/1/2030 (b)	304,000	314,452
3.50%, 8/1/2023 (b)	152,000	159,212
4.50%, 11/15/2041	195,000	214,750
5.00%, 11/15/2045 (b)	494,000	591,343
6.70%, 9/15/2038	645,000	880,006
7.45%, 9/15/2039	370,000	539,112
NOV, Inc. 3.95%, 12/1/2042	235,000	233,066
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	240,000	242,654
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	153,000	157,882
3.65%, 12/1/2023	374,000	396,492
		5,754,460
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (b)	125,000	144,159
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	244,000	249,114
2.69%, 5/25/2031	165,000	168,991
Berry Global, Inc.:
0.95%, 2/15/2024 (d)	400,000	400,440
1.57%, 1/15/2026 (d)	590,000	590,218
Packaging Corp. of America:
3.00%, 12/15/2029	124,000	130,911
Security Description	Principal Amount	Value
3.05%, 10/1/2051	$110,000	$108,609
3.40%, 12/15/2027	197,000	215,024
4.05%, 12/15/2049	65,000	75,433
4.50%, 11/1/2023	276,000	295,712
WestRock RKT LLC 4.00%, 3/1/2023	100,000	103,889
WRKCo, Inc.:
3.00%, 6/15/2033	350,000	365,106
3.38%, 9/15/2027	70,000	76,147
3.90%, 6/1/2028	607,000	676,095
4.00%, 3/15/2028 (b)	196,000	219,032
4.20%, 6/1/2032	60,000	68,951
4.65%, 3/15/2026	16,000	18,152
		3,905,983
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.30%, 11/21/2022	962,000	982,568
2.60%, 11/21/2024	1,000,000	1,051,170
2.85%, 5/14/2023	150,000	155,180
2.90%, 11/6/2022	795,000	816,489
2.95%, 11/21/2026	653,000	699,689
3.20%, 11/21/2029	1,394,000	1,502,119
3.25%, 10/1/2022	663,000	677,420
3.60%, 5/14/2025	701,000	758,861
3.75%, 11/14/2023	318,000	338,692
3.80%, 3/15/2025	886,000	962,488
3.85%, 6/15/2024	616,000	662,545
4.05%, 11/21/2039	922,000	1,059,111
4.25%, 11/14/2028	447,000	512,088
4.25%, 11/21/2049	1,260,000	1,491,815
4.30%, 5/14/2036	133,000	156,615
4.40%, 11/6/2042	649,000	774,925
4.50%, 5/14/2035	783,000	935,959
4.55%, 3/15/2035	1,185,000	1,417,248
4.63%, 10/1/2042	132,000	159,353
4.70%, 5/14/2045	457,000	564,116
4.75%, 3/15/2045	679,000	844,452
4.85%, 6/15/2044	300,000	376,653
4.88%, 11/14/2048	145,000	185,833
AmerisourceBergen Corp.:
0.74%, 3/15/2023	325,000	325,474
2.70%, 3/15/2031	200,000	204,332
2.80%, 5/15/2030 (b)	150,000	155,504
3.45%, 12/15/2027	173,000	188,814
4.30%, 12/15/2047	395,500	458,199
Astrazeneca Finance LLC:
0.70%, 5/28/2024	200,000	200,270
1.20%, 5/28/2026	435,000	434,965
1.75%, 5/28/2028	430,000	432,546
2.25%, 5/28/2031 (b)	370,000	375,998
AstraZeneca PLC:
0.70%, 4/8/2026 (b)	250,000	244,590
1.38%, 8/6/2030 (b)	470,000	447,299
2.13%, 8/6/2050	115,000	99,468
3.00%, 5/28/2051 (b)	200,000	206,140

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 11/16/2025	$756,000	$824,426
3.50%, 8/17/2023 (b)	163,000	172,159
4.00%, 9/18/2042	212,000	251,623
4.38%, 11/16/2045	225,000	283,939
4.38%, 8/17/2048	130,000	164,618
6.45%, 9/15/2037	684,000	1,012,026
Becton Dickinson & Co.:
1.96%, 2/11/2031	175,000	170,200
3.36%, 6/6/2024	227,000	241,308
3.70%, 6/6/2027	838,000	926,484
Becton Dickinson and Co. 4.67%, 6/6/2047	384,000	478,161
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	486,000	486,073
0.75%, 11/13/2025	690,000	683,017
1.13%, 11/13/2027	239,000	235,470
1.45%, 11/13/2030	182,000	174,383
2.35%, 11/13/2040	160,000	151,933
2.55%, 11/13/2050 (b)	160,000	150,845
2.75%, 2/15/2023	489,000	504,139
2.90%, 7/26/2024	514,000	545,781
3.20%, 6/15/2026	608,000	662,896
3.25%, 2/20/2023	96,000	99,647
3.25%, 2/27/2027	301,000	331,076
3.25%, 8/1/2042	409,000	441,675
3.40%, 7/26/2029	1,064,000	1,179,167
3.45%, 11/15/2027	555,000	616,039
3.88%, 8/15/2025	400,000	440,916
3.90%, 2/20/2028	431,000	487,310
4.13%, 6/15/2039	642,000	766,895
4.25%, 10/26/2049	343,000	425,588
4.35%, 11/15/2047	141,000	175,573
4.50%, 3/1/2044	104,000	131,414
4.55%, 2/20/2048	315,000	404,145
5.00%, 8/15/2045	384,000	516,061
Cardinal Health, Inc.:
3.08%, 6/15/2024	416,000	439,433
4.37%, 6/15/2047	509,000	572,874
4.90%, 9/15/2045	243,000	289,923
Cigna Corp.:
1.25%, 3/15/2026	335,000	334,159
2.38%, 3/15/2031 (b)	555,000	560,311
2.40%, 3/15/2030	629,000	639,586
3.00%, 7/15/2023	215,000	223,963
3.05%, 11/30/2022	317,000	326,003
3.05%, 10/15/2027	555,000	597,946
3.20%, 3/15/2040	240,000	246,010
3.40%, 3/1/2027	372,000	406,031
3.40%, 3/15/2051	310,000	320,307
3.75%, 7/15/2023	252,000	266,344
3.88%, 10/15/2047	190,000	210,083
4.13%, 11/15/2025	552,000	613,167
4.38%, 10/15/2028	571,000	659,905
4.50%, 2/25/2026	295,000	332,433
4.80%, 8/15/2038	423,000	517,684
Security Description	Principal Amount	Value
4.80%, 7/15/2046	$290,000	$361,122
4.90%, 12/15/2048	595,000	759,416
6.13%, 11/15/2041	235,000	331,153
CVS Health Corp.:
1.30%, 8/21/2027	390,000	383,865
1.75%, 8/21/2030	300,000	287,688
1.88%, 2/28/2031	285,000	274,974
2.13%, 9/15/2031	625,000	613,781
2.63%, 8/15/2024	655,000	688,195
2.70%, 8/21/2040	135,000	129,317
2.75%, 12/1/2022	125,000	127,745
2.88%, 6/1/2026	914,000	973,675
3.00%, 8/15/2026	260,000	279,105
3.25%, 8/15/2029	528,000	567,764
3.38%, 8/12/2024	376,000	401,188
3.70%, 3/9/2023	117,000	122,181
3.75%, 4/1/2030	1,410,000	1,566,877
3.88%, 7/20/2025	681,000	745,722
4.10%, 3/25/2025	393,000	431,557
4.30%, 3/25/2028	569,000	648,819
4.78%, 3/25/2038	1,402,000	1,716,076
5.05%, 3/25/2048	1,628,000	2,099,469
5.13%, 7/20/2045	820,000	1,056,217
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	400,000	362,000
2.50%, 9/15/2060	200,000	184,222
2.75%, 6/1/2025	233,000	246,637
3.38%, 3/15/2029	100,000	110,974
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	270,000	270,456
3.00%, 6/1/2024	398,000	422,007
3.38%, 6/1/2029	385,000	423,600
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	217,000	227,607
3.63%, 5/15/2025	366,000	399,796
4.20%, 3/18/2043	391,000	477,172
5.38%, 4/15/2034	490,000	649,696
6.38%, 5/15/2038	648,000	956,377
Johnson & Johnson:
0.55%, 9/1/2025	290,000	286,247
0.95%, 9/1/2027	365,000	359,328
1.30%, 9/1/2030	431,000	415,652
2.10%, 9/1/2040	335,000	316,217
2.25%, 9/1/2050	290,000	268,575
2.45%, 3/1/2026	255,000	270,259
2.45%, 9/1/2060	335,000	312,642
2.63%, 1/15/2025	367,000	387,871
2.90%, 1/15/2028	1,138,000	1,231,123
2.95%, 3/3/2027	365,000	397,007
3.40%, 1/15/2038	461,000	520,593
3.63%, 3/3/2037	361,000	415,991
3.70%, 3/1/2046	658,000	771,505
4.38%, 12/5/2033	329,000	405,641
4.50%, 9/1/2040	350,000	450,341
4.50%, 12/5/2043	152,000	197,772

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 5/15/2041	$100,000	$132,128
4.95%, 5/15/2033 (b)	144,000	186,839
5.85%, 7/15/2038	250,000	361,757
5.95%, 8/15/2037	50,000	72,451
McKesson Corp.:
0.90%, 12/3/2025	370,000	364,513
1.30%, 8/15/2026	415,000	411,655
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	707,520
Merck & Co., Inc.:
0.75%, 2/24/2026	105,000	103,649
1.45%, 6/24/2030 (b)	210,000	203,242
2.35%, 6/24/2040	357,000	340,264
2.45%, 6/24/2050 (b)	200,000	185,910
2.80%, 5/18/2023	415,000	431,272
2.90%, 3/7/2024	136,000	143,339
3.40%, 3/7/2029	536,000	593,513
3.60%, 9/15/2042	185,000	208,995
3.70%, 2/10/2045	788,000	898,013
3.90%, 3/7/2039	622,000	726,465
4.00%, 3/7/2049	430,000	515,385
4.15%, 5/18/2043	420,000	510,796
6.50%, 12/1/2033 (b)	226,000	331,015
6.55%, 9/15/2037	207,000	309,579
Mylan, Inc.:
4.55%, 4/15/2028	148,000	168,739
5.20%, 4/15/2048	104,000	127,254
5.40%, 11/29/2043	315,000	390,887
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	357,647
2.00%, 2/14/2027	336,000	347,310
2.20%, 8/14/2030	235,000	241,091
2.75%, 8/14/2050	265,000	266,738
3.00%, 11/20/2025	170,000	182,793
3.40%, 5/6/2024	821,000	880,399
4.00%, 11/20/2045	138,000	166,454
4.40%, 5/6/2044	624,000	797,597
Pfizer, Inc.:
0.80%, 5/28/2025	225,000	224,161
1.70%, 5/28/2030 (b)	900,000	887,580
1.75%, 8/18/2031	165,000	161,202
2.55%, 5/28/2040	227,000	224,646
2.75%, 6/3/2026	322,000	346,691
2.95%, 3/15/2024	200,000	211,208
3.00%, 12/15/2026	158,000	172,768
3.20%, 9/15/2023	236,000	248,416
3.40%, 5/15/2024	341,000	365,862
3.45%, 3/15/2029	227,000	252,304
3.90%, 3/15/2039	763,000	892,206
4.00%, 12/15/2036	610,000	725,418
4.00%, 3/15/2049	250,000	302,232
4.10%, 9/15/2038	277,000	331,068
4.13%, 12/15/2046	325,000	395,931
4.20%, 9/15/2048	204,000	252,729
4.30%, 6/15/2043	160,000	196,181
Security Description	Principal Amount	Value
4.40%, 5/15/2044	$256,000	$320,197
5.60%, 9/15/2040	135,000	190,609
7.20%, 3/15/2039	707,000	1,137,245
Pharmacia LLC 6.60%, 12/1/2028	180,000	239,094
Sanofi:
3.38%, 6/19/2023	419,000	439,887
3.63%, 6/19/2028	226,000	257,168
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	464,000	483,729
3.20%, 9/23/2026	399,000	430,856
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	855,000	841,893
3.03%, 7/9/2040	340,000	344,260
3.18%, 7/9/2050	251,000	254,958
3.38%, 7/9/2060 (b)	115,000	120,885
4.40%, 11/26/2023	1,013,000	1,091,609
5.00%, 11/26/2028	450,000	536,949
Upjohn, Inc. 2.30%, 6/22/2027 (d)	182,000	185,895
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,136,000	1,251,190
5.25%, 6/15/2046	514,000	628,699
Viatris, Inc.:
1.65%, 6/22/2025 (d)	130,000	131,343
2.70%, 6/22/2030 (d)	205,000	206,960
3.85%, 6/22/2040 (d)	8,000	8,581
4.00%, 6/22/2050 (d)	235,000	249,781
Wyeth LLC:
5.95%, 4/1/2037	527,000	741,426
6.00%, 2/15/2036	229,000	323,767
6.45%, 2/1/2024	110,000	124,791
Zoetis, Inc.:
2.00%, 5/15/2030	246,000	243,110
3.00%, 9/12/2027	119,000	128,052
3.00%, 5/15/2050	280,000	284,416
3.25%, 2/1/2023	100,000	103,065
3.90%, 8/20/2028	163,000	183,202
3.95%, 9/12/2047	102,000	118,843
4.50%, 11/13/2025	488,000	549,122
4.70%, 2/1/2043	399,000	509,236
		99,369,981
PIPELINES — 0.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,918
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	99,000	101,771
3.40%, 2/15/2031	105,000	110,613
4.45%, 7/15/2027	193,000	217,133
5.95%, 6/1/2026	85,000	99,532

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (d)	$140,000	$138,453
3.70%, 11/15/2029	380,000	413,254
5.13%, 6/30/2027	500,000	578,225
5.88%, 3/31/2025	235,000	265,425
7.00%, 6/30/2024	540,000	610,130
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	365,249
5.80%, 6/1/2045	88,000	119,980
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	175,189
4.15%, 9/15/2029 (b)	197,000	213,623
4.40%, 3/15/2027	418,000	463,282
5.00%, 5/15/2044	100,000	109,362
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	163,000	208,642
5.88%, 10/15/2025 (b)	320,000	372,886
Series B, 7.50%, 4/15/2038	130,000	193,526
Enbridge, Inc.:
2.50%, 1/15/2025 (b)	150,000	156,210
3.13%, 11/15/2029 (b)	583,000	623,075
3.70%, 7/15/2027 (b)	234,000	257,215
4.00%, 10/1/2023	337,000	356,711
4.25%, 12/1/2026	295,000	331,444
Energy Transfer L.P.:
2.90%, 5/15/2025	340,000	356,694
3.60%, 2/1/2023	115,000	118,533
3.90%, 7/15/2026	130,000	142,227
4.00%, 10/1/2027	128,000	141,217
4.20%, 4/15/2027	337,000	372,469
4.25%, 4/1/2024	100,000	106,957
4.50%, 4/15/2024	404,000	437,140
4.75%, 1/15/2026	660,000	737,411
4.95%, 1/15/2043	140,000	153,633
5.00%, 5/15/2050	447,000	516,129
5.15%, 2/1/2043	181,000	203,962
5.15%, 3/15/2045	207,000	236,943
5.30%, 4/1/2044	150,000	174,305
5.30%, 4/15/2047	345,000	403,198
5.35%, 5/15/2045	965,000	1,126,223
5.40%, 10/1/2047	474,000	565,202
5.50%, 6/1/2027	278,000	326,241
5.95%, 10/1/2043	230,000	281,221
6.05%, 6/1/2041	120,000	148,834
6.10%, 2/15/2042	231,000	286,951
6.25%, 4/15/2049	200,000	263,212
6.50%, 2/1/2042	258,000	335,919
7.50%, 7/1/2038	175,000	243,266
Series 20Y, 5.80%, 6/15/2038	115,000	140,887
Security Description	Principal Amount	Value
Series 30Y, 6.00%, 6/15/2048	$200,000	$253,468
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	300,000	319,482
5.00%, 10/1/2022	287,000	296,239
Energy Transfer Operating L.P.:
3.75%, 5/15/2030 (b)	210,000	226,729
4.05%, 3/15/2025	307,000	331,302
Energy Transfer Partners L.P. 4.95%, 6/15/2028 (b)	100,000	114,856
Enterprise Products Operating LLC:
3.13%, 7/31/2029	350,000	375,770
3.20%, 2/15/2052	235,000	227,207
3.30%, 2/15/2053	105,000	103,130
3.70%, 2/15/2026	301,000	330,648
3.70%, 1/31/2051	150,000	157,452
3.75%, 2/15/2025	305,000	330,754
3.95%, 2/15/2027	141,000	157,057
3.95%, 1/31/2060	425,000	456,586
4.15%, 10/16/2028	347,000	394,397
4.20%, 1/31/2050	505,000	569,665
4.25%, 2/15/2048	339,000	384,077
4.45%, 2/15/2043	430,000	494,457
4.85%, 8/15/2042	300,000	362,790
4.85%, 3/15/2044	338,000	406,624
4.90%, 5/15/2046	509,000	623,835
4.95%, 10/15/2054	429,000	540,325
5.95%, 2/1/2041	326,000	442,819
7.55%, 4/15/2038	15,000	23,009
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	662,000	689,307
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	664,000	694,126
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	381,000	399,406
4.15%, 2/1/2024	230,000	245,969
4.25%, 9/1/2024	388,000	422,066
4.30%, 5/1/2024	299,000	322,779
4.70%, 11/1/2042	228,000	260,574
5.00%, 3/1/2043	345,000	410,039
5.50%, 3/1/2044	475,000	594,144
5.63%, 9/1/2041	100,000	125,903
5.80%, 3/15/2035	341,000	436,838
6.38%, 3/1/2041	413,000	564,666
6.50%, 9/1/2039	183,000	252,383
7.50%, 11/15/2040	103,000	153,042
7.75%, 3/15/2032	100,000	142,430
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	210,000	202,936
3.15%, 1/15/2023	260,000	268,492

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/1/2050	$90,000	$86,327
3.60%, 2/15/2051	279,000	282,591
4.30%, 6/1/2025	392,000	432,940
4.30%, 3/1/2028	563,000	638,267
5.20%, 3/1/2048	197,000	245,474
5.30%, 12/1/2034	373,000	460,069
5.55%, 6/1/2045	195,000	248,960
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	133,553
3.95%, 3/1/2050	297,000	316,584
4.20%, 10/3/2047	278,000	305,466
4.25%, 9/15/2046	135,000	150,200
4.85%, 2/1/2049	200,000	238,094
5.00%, 3/1/2026	63,000	71,812
MPLX L.P.:
1.75%, 3/1/2026	417,000	419,531
2.65%, 8/15/2030	336,000	337,566
3.38%, 3/15/2023	351,000	364,317
3.50%, 12/1/2022	362,000	373,414
4.00%, 2/15/2025	100,000	108,453
4.00%, 3/15/2028	427,000	472,168
4.25%, 12/1/2027	135,000	152,033
4.50%, 4/15/2038	432,000	483,110
4.70%, 4/15/2048	543,000	625,769
4.88%, 12/1/2024	200,000	221,526
4.88%, 6/1/2025	191,000	213,183
4.90%, 4/15/2058	409,000	475,630
5.20%, 3/1/2047	565,000	685,848
5.20%, 12/1/2047	200,000	241,442
5.50%, 2/15/2049	313,000	397,078
ONEOK Partners L.P.:
3.38%, 10/1/2022	435,000	444,118
6.13%, 2/1/2041	260,000	334,074
6.85%, 10/15/2037	200,000	272,226
ONEOK, Inc.:
2.20%, 9/15/2025	100,000	102,520
2.75%, 9/1/2024	185,000	193,904
3.10%, 3/15/2030	395,000	411,653
4.00%, 7/13/2027	189,000	209,268
4.35%, 3/15/2029	456,000	513,876
4.45%, 9/1/2049 (b)	80,000	89,006
4.50%, 3/15/2050	370,000	413,101
4.55%, 7/15/2028	393,000	445,517
5.85%, 1/15/2026	148,000	173,758
6.00%, 6/15/2035	150,000	188,444
6.35%, 1/15/2031	165,000	211,461
7.15%, 1/15/2051	165,000	241,760
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	103,777
3.15%, 12/15/2029	306,000	319,164
3.55%, 10/1/2026	343,000	369,829
3.75%, 3/1/2028	296,000	321,000
Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	$305,000	$311,777
3.55%, 12/15/2029	425,000	446,985
3.80%, 9/15/2030	193,000	205,742
3.85%, 10/15/2023	125,000	131,468
4.30%, 1/31/2043	164,000	167,606
4.65%, 10/15/2025	405,000	448,764
4.90%, 2/15/2045	200,000	217,098
5.15%, 6/1/2042	195,000	219,449
6.65%, 1/15/2037	276,000	361,761
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	366,000	408,884
5.00%, 3/15/2027	603,000	694,035
5.63%, 4/15/2023	384,000	408,073
5.63%, 3/1/2025	581,000	659,319
5.75%, 5/15/2024	657,000	731,596
5.88%, 6/30/2026	321,000	377,490
4.50%, 5/15/2030	115,000	132,664
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	263,000	284,953
5.95%, 9/25/2043	200,000	275,534
TC PipeLines L.P.:
3.90%, 5/25/2027	322,000	357,468
4.38%, 3/13/2025	85,000	92,735
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	130,000	179,473
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	246,000	289,493
4.75%, 5/15/2038	255,000	304,031
4.88%, 1/15/2026	202,000	230,629
5.00%, 10/16/2043	500,000	619,915
5.10%, 3/15/2049 (b)	250,000	327,017
5.85%, 3/15/2036	89,000	116,266
6.10%, 6/1/2040	250,000	340,352
6.20%, 10/15/2037	158,000	215,411
7.25%, 8/15/2038	420,000	625,351
7.63%, 1/15/2039	566,000	876,609
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	235,000	251,553
3.95%, 5/15/2050	445,000	498,903
4.00%, 3/15/2028	304,000	339,483
7.85%, 2/1/2026	422,000	526,572
Valero Energy Partners L.P.:
4.38%, 12/15/2026	251,000	281,702
4.50%, 3/15/2028	115,000	129,692
Williams Cos., Inc.:
2.60%, 3/15/2031	385,000	390,390
3.50%, 11/15/2030	350,000	380,317
3.70%, 1/15/2023	140,000	144,626
3.90%, 1/15/2025	94,000	101,550
4.00%, 9/15/2025	236,000	258,644
4.30%, 3/4/2024	284,000	305,076

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 6/24/2024	$308,000	$336,102
4.85%, 3/1/2048	395,000	482,793
4.90%, 1/15/2045	228,000	273,687
5.75%, 6/24/2044	254,000	335,404
6.30%, 4/15/2040	512,000	697,769
		59,744,472
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 2.50%, 4/1/2031	297,000	298,729
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Agree L.P.:
2.00%, 6/15/2028	300,000	297,561
2.60%, 6/15/2033	5,000	4,965
2.90%, 10/1/2030	175,000	180,814
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	260,000	245,203
3.00%, 5/18/2051	350,000	340,858
3.38%, 8/15/2031	325,000	354,003
3.45%, 4/30/2025	197,000	212,965
3.95%, 1/15/2027	65,000	72,535
4.00%, 2/1/2050	239,000	274,463
4.50%, 7/30/2029	275,000	320,144
4.70%, 7/1/2030	185,000	219,443
4.85%, 4/15/2049	175,000	224,784
4.90%, 12/15/2030	308,000	372,514
American Assets Trust L.P. 3.38%, 2/1/2031	75,000	77,641
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	154,164
3.30%, 7/15/2026	301,000	322,473
3.63%, 11/15/2027	40,000	43,612
3.75%, 4/15/2023	100,000	104,090
3.88%, 1/30/2031	80,000	89,384
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	130,000	128,822
3.38%, 7/15/2051	200,000	202,476
4.25%, 2/15/2028	250,000	282,593
American Tower Corp.:
0.60%, 1/15/2024	135,000	134,762
1.30%, 9/15/2025	71,000	71,050
1.50%, 1/31/2028	100,000	96,986
1.60%, 4/15/2026	265,000	266,208
1.88%, 10/15/2030	500,000	480,070
2.10%, 6/15/2030	75,000	73,357
2.40%, 3/15/2025	200,000	207,970
2.70%, 4/15/2031	100,000	102,358
2.75%, 1/15/2027	181,000	190,059
2.90%, 1/15/2030	103,000	107,203
2.95%, 1/15/2025	186,000	196,449
2.95%, 1/15/2051	125,000	118,053
3.00%, 6/15/2023	475,000	494,807
3.13%, 1/15/2027	115,000	122,524
Security Description	Principal Amount	Value
3.38%, 5/15/2024	$202,000	$214,946
3.50%, 1/31/2023	180,000	187,358
3.70%, 10/15/2049	235,000	253,901
3.95%, 3/15/2029	602,000	670,357
4.00%, 6/1/2025	322,000	351,228
4.40%, 2/15/2026	595,000	664,788
5.00%, 2/15/2024	269,000	295,526
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	175,000	172,587
Series GMTN, 2.95%, 5/11/2026	393,000	421,406
Series GMTN, 3.45%, 6/1/2025	107,000	115,587
Series GMTN, 3.50%, 11/15/2024	164,000	176,754
Series MTN, 2.45%, 1/15/2031	125,000	128,065
Series MTN, 3.20%, 1/15/2028	396,000	428,139
Series MTN, 3.30%, 6/1/2029	115,000	125,405
Series MTN, 3.35%, 5/15/2027	101,000	110,963
Series MTN, 4.15%, 7/1/2047	520,000	633,636
Boston Properties L.P.:
2.45%, 10/1/2033	200,000	194,838
2.55%, 4/1/2032	165,000	165,124
2.75%, 10/1/2026	160,000	168,808
2.90%, 3/15/2030	154,000	159,595
3.20%, 1/15/2025	200,000	212,394
3.25%, 1/30/2031	275,000	291,558
3.40%, 6/21/2029	629,000	679,930
3.65%, 2/1/2026	421,000	459,105
4.50%, 12/1/2028	414,000	476,841
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	227,057
4.55%, 10/1/2029	163,000	182,210
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	65,000	65,587
2.50%, 8/16/2031	125,000	123,273
3.90%, 3/15/2027	88,000	96,349
4.05%, 7/1/2030	550,000	612,507
4.13%, 6/15/2026	211,000	233,908
4.13%, 5/15/2029	150,000	168,573
Broadstone Net Lease LLC 2.60%, 9/15/2031	250,000	247,080
Camden Property Trust:
2.80%, 5/15/2030	17,000	17,946
3.15%, 7/1/2029	187,000	201,986
3.35%, 11/1/2049	425,000	465,388
Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/2025	101,000	108,998

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Corporate Office Properties L.P.:
2.25%, 3/15/2026	$100,000	$102,383
2.75%, 4/15/2031	200,000	202,168
5.00%, 7/1/2025	277,000	308,966
Crown Castle International Corp.:
1.05%, 7/15/2026	200,000	195,912
2.10%, 4/1/2031	350,000	337,467
2.25%, 1/15/2031	309,000	301,939
2.90%, 4/1/2041	250,000	240,313
3.15%, 7/15/2023	135,000	141,006
3.20%, 9/1/2024	180,000	191,491
3.65%, 9/1/2027	639,000	701,635
3.70%, 6/15/2026	257,000	280,826
3.80%, 2/15/2028	644,000	708,844
4.00%, 3/1/2027	113,000	125,890
4.45%, 2/15/2026	243,000	272,075
4.75%, 5/15/2047	318,000	390,320
5.20%, 2/15/2049	103,000	133,373
REIT, 1.35%, 7/15/2025	65,000	65,298
CubeSmart L.P.:
2.00%, 2/15/2031	150,000	145,959
3.00%, 2/15/2030	200,000	210,230
4.38%, 12/15/2023	65,000	69,665
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	215,000	202,435
2.90%, 11/15/2024	123,000	128,888
3.45%, 11/15/2029	175,000	182,331
Digital Realty Trust L.P.:
3.60%, 7/1/2029	390,000	427,475
3.70%, 8/15/2027	233,000	258,807
4.45%, 7/15/2028 (b)	229,000	262,560
Duke Realty L.P.:
1.75%, 7/1/2030	180,000	172,710
1.75%, 2/1/2031	255,000	243,275
3.25%, 6/30/2026	287,000	309,331
3.38%, 12/15/2027	176,000	191,907
3.75%, 12/1/2024	75,000	80,886
Equinix, Inc.:
1.00%, 9/15/2025	250,000	246,785
1.25%, 7/15/2025	325,000	323,989
1.45%, 5/15/2026	328,000	326,977
1.55%, 3/15/2028	125,000	122,226
1.80%, 7/15/2027	166,000	166,978
2.15%, 7/15/2030	425,000	415,735
2.63%, 11/18/2024	237,000	248,314
2.90%, 11/18/2026	270,000	286,424
3.00%, 7/15/2050	205,000	196,035
3.20%, 11/18/2029	283,000	300,124
ERP Operating L.P.:
2.50%, 2/15/2030 (b)	100,000	102,654
2.85%, 11/1/2026	191,000	203,390
3.00%, 4/15/2023	339,000	350,509
Security Description	Principal Amount	Value
3.00%, 7/1/2029	$139,000	$148,410
3.38%, 6/1/2025	175,000	188,018
4.00%, 8/1/2047	100,000	117,947
4.15%, 12/1/2028	254,000	289,890
4.50%, 6/1/2045	160,000	200,589
Essex Portfolio L.P.:
1.65%, 1/15/2031	211,000	197,310
1.70%, 3/1/2028	237,000	232,895
2.55%, 6/15/2031 (b)	115,000	116,287
2.65%, 3/15/2032	250,000	253,178
2.65%, 9/1/2050	140,000	125,432
3.00%, 1/15/2030	127,000	133,619
3.25%, 5/1/2023	100,000	103,656
3.50%, 4/1/2025	100,000	107,544
3.63%, 5/1/2027	100,000	109,689
4.00%, 3/1/2029	121,000	135,543
Extra Space Storage L.P. 2.35%, 3/15/2032	180,000	175,918
Federal Realty Investment Trust:
1.25%, 2/15/2026	100,000	99,366
3.20%, 6/15/2029	200,000	213,564
3.50%, 6/1/2030 (b)	351,000	380,986
3.95%, 1/15/2024	95,000	101,295
4.50%, 12/1/2044	319,000	380,127
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	355,000	374,848
4.00%, 1/15/2030	357,000	384,275
4.00%, 1/15/2031	234,000	252,292
5.25%, 6/1/2025	232,000	258,886
5.38%, 11/1/2023	244,000	263,359
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031 (b)	215,000	208,984
3.63%, 1/15/2028 (b)	308,000	336,915
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	375,000	360,289
3.10%, 2/15/2030	165,000	173,443
3.50%, 8/1/2026	100,000	108,486
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	200,000	208,522
3.00%, 1/15/2030	463,000	488,159
3.50%, 7/15/2029	133,000	145,598
6.75%, 2/1/2041	345,000	518,183
Highwoods Realty L.P.:
3.05%, 2/15/2030	126,000	131,536
3.88%, 3/1/2027	60,000	66,439
4.13%, 3/15/2028	178,000	198,436
4.20%, 4/15/2029	82,000	91,830
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025 (b)	179,000	191,942
Series F, 4.50%, 2/1/2026 (b)	30,000	32,867

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series H, 3.38%, 12/15/2029	$365,000	$375,738
Series I, 3.50%, 9/15/2030	185,000	192,178
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	104,996
4.65%, 4/1/2029	184,000	211,364
Kilroy Realty L.P.:
2.50%, 11/15/2032	390,000	383,351
2.65%, 11/15/2033 (f)	200,000	197,418
3.05%, 2/15/2030	125,000	131,081
Kimco Realty Corp.:
1.90%, 3/1/2028	50,000	49,972
2.25%, 12/1/2031	180,000	176,413
2.70%, 10/1/2030	239,000	245,936
3.30%, 2/1/2025	324,000	345,254
3.70%, 10/1/2049	254,000	274,472
3.80%, 4/1/2027 (b)	188,000	208,968
4.45%, 9/1/2047	175,000	210,303
Kite Realty Group L.P. 4.00%, 10/1/2026	238,000	256,604
Lexington Realty Trust:
2.38%, 10/1/2031	175,000	170,044
2.70%, 9/15/2030	100,000	101,224
Life Storage L.P.:
3.50%, 7/1/2026	57,000	62,115
3.88%, 12/15/2027	151,000	169,733
4.00%, 6/15/2029	61,000	68,251
Mid-America Apartments L.P.:
1.10%, 9/15/2026	165,000	162,810
1.70%, 2/15/2031	220,000	208,956
2.75%, 3/15/2030	125,000	130,039
2.88%, 9/15/2051	135,000	129,688
3.60%, 6/1/2027	161,000	177,696
3.95%, 3/15/2029	245,000	275,787
National Health Investors, Inc. 3.00%, 2/1/2031	145,000	140,953
National Retail Properties, Inc.:
3.00%, 4/15/2052	100,000	94,810
3.10%, 4/15/2050	215,000	208,015
3.50%, 10/15/2027	334,000	362,203
3.50%, 4/15/2051	165,000	171,907
4.00%, 11/15/2025	124,000	136,789
4.80%, 10/15/2048	275,000	343,310
Office Properties Income Trust:
2.40%, 2/1/2027	460,000	454,232
4.25%, 5/15/2024	129,000	136,777
4.50%, 2/1/2025	200,000	214,410
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (b)	371,000	367,724
3.38%, 2/1/2031	510,000	519,384
5.25%, 1/15/2026	210,000	238,476
Security Description	Principal Amount	Value
Physicians Realty L.P.:
3.95%, 1/15/2028	$150,000	$164,643
4.30%, 3/15/2027	58,000	65,549
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	80,000	78,815
3.15%, 8/15/2030	204,000	209,967
Prologis L.P.:
1.25%, 10/15/2030 (b)	490,000	459,154
1.63%, 3/15/2031	500,000	482,195
2.13%, 4/15/2027	100,000	103,616
2.13%, 10/15/2050	195,000	166,559
3.00%, 4/15/2050	150,000	153,278
3.25%, 10/1/2026	50,000	54,419
4.38%, 2/1/2029	220,000	256,439
4.38%, 9/15/2048	200,000	253,698
Public Storage:
0.88%, 2/15/2026	125,000	123,526
1.85%, 5/1/2028	390,000	394,395
2.30%, 5/1/2031	125,000	126,596
3.09%, 9/15/2027	118,000	128,619
3.39%, 5/1/2029	275,000	302,090
Realty Income Corp.:
0.75%, 3/15/2026	249,000	243,218
1.80%, 3/15/2033	125,000	118,375
3.25%, 6/15/2029 (b)	130,000	141,666
3.25%, 1/15/2031	375,000	406,849
3.65%, 1/15/2028	155,000	171,884
3.88%, 7/15/2024	85,000	91,758
4.13%, 10/15/2026	761,000	854,763
Regency Centers L.P.:
2.95%, 9/15/2029	170,000	178,497
3.60%, 2/1/2027 (b)	175,000	192,738
3.70%, 6/15/2030	125,000	138,101
4.13%, 3/15/2028	107,000	120,020
4.65%, 3/15/2049	358,000	436,019
Retail Properties of America, Inc. 4.75%, 9/15/2030	317,000	349,572
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	125,000	121,185
Sabra Health Care L.P. 5.13%, 8/15/2026	365,000	408,439
Simon Property Group L.P.:
1.38%, 1/15/2027	200,000	198,090
1.75%, 2/1/2028	250,000	248,118
2.20%, 2/1/2031 (b)	200,000	196,830
2.25%, 1/15/2032	200,000	195,308
2.45%, 9/13/2029	245,000	250,145
2.65%, 7/15/2030 (b)	225,000	231,417
2.75%, 6/1/2023	218,000	225,109
3.25%, 9/13/2049	310,000	313,813
3.38%, 10/1/2024	422,000	451,595
3.38%, 6/15/2027	132,000	144,111
3.38%, 12/1/2027 (b)	337,000	366,902
3.50%, 9/1/2025	326,000	354,593

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 7/15/2050 (b)	$302,000	$332,472
4.25%, 10/1/2044 (b)	400,000	463,940
REIT, 2.00%, 9/13/2024	326,000	337,257
SITE Centers Corp.:
3.63%, 2/1/2025	83,000	88,041
4.70%, 6/1/2027	299,000	336,704
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	35,875
Spirit Realty L.P.:
2.10%, 3/15/2028	205,000	203,120
2.70%, 2/15/2032	255,000	253,047
3.20%, 1/15/2027	150,000	159,867
3.20%, 2/15/2031	250,000	259,923
3.40%, 1/15/2030	50,000	53,088
4.00%, 7/15/2029	185,000	204,954
STORE Capital Corp.:
2.75%, 11/18/2030	100,000	100,456
4.50%, 3/15/2028	176,000	198,468
4.63%, 3/15/2029	165,000	187,760
Sun Communities Operating L.P.:
2.30%, 11/1/2028 (f)	155,000	155,347
2.70%, 7/15/2031	90,000	90,878
Tanger Properties L.P. 2.75%, 9/1/2031	200,000	191,812
UDR, Inc.:
3.00%, 8/15/2031	190,000	198,928
3.10%, 11/1/2034	65,000	67,880
Series GMTN, 3.50%, 1/15/2028	158,000	171,991
Series MTN, 1.90%, 3/15/2033	100,000	93,266
Series MTN, 2.10%, 6/15/2033	250,000	238,810
Series MTN, 2.95%, 9/1/2026	249,000	264,570
Series MTN, 3.20%, 1/15/2030	283,000	303,305
Series MTN, 4.40%, 1/26/2029	282,000	323,682
Ventas Realty L.P.:
2.50%, 9/1/2031	210,000	207,533
2.65%, 1/15/2025	544,000	567,588
3.25%, 10/15/2026	121,000	129,575
3.50%, 4/15/2024	16,000	17,030
3.75%, 5/1/2024	273,000	290,502
3.85%, 4/1/2027	409,000	452,141
4.88%, 4/15/2049	258,000	322,301
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028	150,000	151,823
2.85%, 12/15/2032	95,000	98,669
3.40%, 1/15/2028	225,000	243,135
3.95%, 8/15/2027	111,000	124,186
4.60%, 2/6/2024	355,000	383,063
Security Description	Principal Amount	Value
4.63%, 11/1/2025	$301,000	$338,465
4.88%, 6/1/2026	135,000	154,590
Welltower, Inc.:
2.70%, 2/15/2027	200,000	211,306
2.75%, 1/15/2031	448,000	460,844
2.80%, 6/1/2031	200,000	205,810
4.00%, 6/1/2025	540,000	590,690
4.25%, 4/15/2028	213,000	241,740
4.95%, 9/1/2048	215,000	276,030
6.50%, 3/15/2041	230,000	330,867
REIT, 3.63%, 3/15/2024	271,000	288,959
Weyerhaeuser Co.:
4.00%, 11/15/2029	308,000	346,934
7.38%, 3/15/2032	200,000	284,424
8.50%, 1/15/2025	129,000	158,649
WP Carey, Inc.:
2.25%, 4/1/2033	135,000	128,829
2.40%, 2/1/2031	100,000	98,926
3.85%, 7/15/2029	350,000	387,825
4.25%, 10/1/2026	100,000	112,191
		69,182,241
RETAIL — 0.7%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	345,000	343,668
AutoNation, Inc.:
1.95%, 8/1/2028	175,000	172,513
2.40%, 8/1/2031	225,000	219,222
3.80%, 11/15/2027	228,000	250,355
4.50%, 10/1/2025	187,000	207,652
4.75%, 6/1/2030	140,000	162,911
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	46,490
3.13%, 4/18/2024	108,000	114,210
3.13%, 4/21/2026	81,000	87,248
3.75%, 4/18/2029	539,000	598,985
Best Buy Co., Inc.:
1.95%, 10/1/2030	200,000	194,446
4.45%, 10/1/2028	225,000	258,880
Costco Wholesale Corp.:
1.38%, 6/20/2027	125,000	125,635
1.60%, 4/20/2030	1,125,000	1,099,552
1.75%, 4/20/2032	209,000	204,885
2.75%, 5/18/2024	512,000	540,365
Darden Restaurants, Inc.:
3.85%, 5/1/2027	219,000	242,740
4.55%, 2/15/2048	100,000	115,081
Dollar General Corp.:
3.50%, 4/3/2030	295,000	324,556
3.88%, 4/15/2027	658,000	733,650
Dollar Tree, Inc.:
3.70%, 5/15/2023	304,000	318,677
4.00%, 5/15/2025	242,000	264,571
4.20%, 5/15/2028	306,000	346,092
Genuine Parts Co. 1.88%, 11/1/2030	145,000	138,574

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Home Depot, Inc.:
0.90%, 3/15/2028	$534,000	$512,886
1.38%, 3/15/2031 (b)	750,000	710,002
1.50%, 9/15/2028 (b)	400,000	395,960
1.88%, 9/15/2031	165,000	162,127
2.13%, 9/15/2026	811,000	848,598
2.38%, 3/15/2051	260,000	236,392
2.50%, 4/15/2027	350,000	371,073
2.70%, 4/1/2023	210,000	216,468
2.70%, 4/15/2030	951,000	1,006,377
2.75%, 9/15/2051	400,000	390,412
2.80%, 9/14/2027	125,000	134,746
2.95%, 6/15/2029	418,000	451,193
3.00%, 4/1/2026	363,000	391,673
3.13%, 12/15/2049	455,000	474,642
3.35%, 9/15/2025	480,000	521,443
3.50%, 9/15/2056	231,000	257,914
3.90%, 12/6/2028	243,000	278,172
3.90%, 6/15/2047	496,000	580,722
4.20%, 4/1/2043	375,000	451,755
4.25%, 4/1/2046	599,000	735,776
4.88%, 2/15/2044	300,000	394,803
5.88%, 12/16/2036	300,000	422,916
Kohl's Corp.:
3.38%, 5/1/2031 (b)	139,000	143,362
5.55%, 7/17/2045 (b)	230,000	273,790
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	1,153,000	1,119,494
1.70%, 9/15/2028	257,000	254,782
1.70%, 10/15/2030	970,000	928,144
2.50%, 4/15/2026	498,000	525,375
2.63%, 4/1/2031	583,000	598,665
2.80%, 9/15/2041	200,000	194,512
3.10%, 5/3/2027	320,000	346,310
3.38%, 9/15/2025	142,000	153,722
3.50%, 4/1/2051	300,000	319,143
3.65%, 4/5/2029	279,000	308,702
3.70%, 4/15/2046	439,000	478,620
4.00%, 4/15/2025	635,000	696,087
4.05%, 5/3/2047	311,000	355,663
4.50%, 4/15/2030	159,000	186,437
McDonald's Corp.:
Series MTN, 3.38%, 5/26/2025	285,000	306,828
Series MTN, 3.50%, 3/1/2027	333,000	366,387
Series MTN, 3.60%, 7/1/2030 (b)	1,898,000	2,111,335
Series MTN, 3.70%, 1/30/2026	320,000	351,882
Series MTN, 3.70%, 2/15/2042	315,000	345,974
Series MTN, 4.45%, 3/1/2047	300,000	364,719
Series MTN, 4.45%, 9/1/2048	355,000	435,503
Security Description	Principal Amount	Value
Series MTN, 4.70%, 12/9/2035	$195,000	$240,146
Series MTN, 4.88%, 7/15/2040	315,000	392,172
Series MTN, 5.70%, 2/1/2039	300,000	405,753
Series MTN, 6.30%, 10/15/2037	188,000	266,567
Series MTN, 6.30%, 3/1/2038	320,000	456,179
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	245,000	234,889
3.55%, 3/15/2026	100,000	109,446
3.60%, 9/1/2027	227,000	252,497
4.20%, 4/1/2030	332,000	380,698
Ross Stores, Inc. 0.88%, 4/15/2026	496,000	487,052
Starbucks Corp.:
2.00%, 3/12/2027	211,000	216,321
2.25%, 3/12/2030	235,000	236,915
2.45%, 6/15/2026	214,000	224,861
2.55%, 11/15/2030	235,000	241,651
3.10%, 3/1/2023	192,000	198,899
3.35%, 3/12/2050	125,000	130,141
3.50%, 3/1/2028	139,000	152,944
3.50%, 11/15/2050	150,000	159,606
3.55%, 8/15/2029	267,000	295,401
3.75%, 12/1/2047	239,000	261,834
3.80%, 8/15/2025	533,000	584,419
4.00%, 11/15/2028	126,000	143,316
4.30%, 6/15/2045	35,000	41,160
4.45%, 8/15/2049	186,000	228,222
4.50%, 11/15/2048	270,000	333,372
Target Corp.:
2.50%, 4/15/2026	150,000	160,148
3.50%, 7/1/2024	180,000	194,346
3.63%, 4/15/2046 (b)	600,000	699,654
3.90%, 11/15/2047	100,000	122,414
4.00%, 7/1/2042	575,000	701,040
6.50%, 10/15/2037	100,000	151,667
TJX Cos., Inc.:
1.15%, 5/15/2028	100,000	97,930
1.60%, 5/15/2031 (b)	281,000	270,241
2.25%, 9/15/2026	318,000	334,177
2.50%, 5/15/2023	380,000	391,339
Tractor Supply Co. 1.75%, 11/1/2030 (b)	82,000	78,741
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	400,000	427,640
3.45%, 6/1/2026	799,000	866,132
3.80%, 11/18/2024	446,000	483,094
4.10%, 4/15/2050	100,000	111,089
Walmart, Inc.:
1.05%, 9/17/2026 (b)	335,000	334,668
1.50%, 9/22/2028	160,000	159,365

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.80%, 9/22/2031	$140,000	$138,708
2.35%, 12/15/2022	514,000	525,848
2.38%, 9/24/2029 (b)	43,000	45,202
2.50%, 9/22/2041	1,940,000	1,933,074
2.55%, 4/11/2023	459,000	472,440
2.65%, 12/15/2024	261,000	276,749
2.65%, 9/22/2051	95,000	94,563
2.85%, 7/8/2024	663,000	702,674
3.05%, 7/8/2026	576,000	626,446
3.25%, 7/8/2029	563,000	624,784
3.30%, 4/22/2024	1,100,000	1,172,017
3.40%, 6/26/2023	693,000	728,579
3.55%, 6/26/2025	402,000	439,117
		48,260,791
SAVINGS & LOANS — 0.0% (a)
People's United Financial, Inc. 3.65%, 12/6/2022	200,000	205,682
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
2.10%, 10/1/2031 (f)	290,000	290,629
2.80%, 10/1/2041 (f)	250,000	250,060
2.95%, 10/1/2051 (f)	280,000	279,832
3.13%, 12/5/2023	100,000	105,239
3.50%, 12/5/2026	383,000	421,672
5.30%, 12/15/2045	110,000	150,129
Applied Materials, Inc.:
1.75%, 6/1/2030	475,000	467,438
2.75%, 6/1/2050	499,000	487,458
3.90%, 10/1/2025	170,000	188,289
4.35%, 4/1/2047	322,000	401,199
5.10%, 10/1/2035	174,000	227,568
5.85%, 6/15/2041	194,000	280,873
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	310,000	336,908
3.88%, 1/15/2027	1,170,000	1,286,052
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	168,000	166,001
2.45%, 2/15/2031 (d)	565,000	548,270
2.60%, 2/15/2033 (d)	500,000	483,440
3.15%, 11/15/2025	289,000	308,675
3.42%, 4/15/2033 (d)	1,391,000	1,441,521
3.46%, 9/15/2026	516,000	557,682
3.47%, 4/15/2034 (d)	634,000	655,619
3.50%, 2/15/2041 (d)	245,000	243,033
3.63%, 10/15/2024	100,000	107,996
3.75%, 2/15/2051 (d)	300,000	300,894
4.11%, 9/15/2028	967,000	1,077,103
4.15%, 11/15/2030	894,000	991,401
4.30%, 11/15/2032	100,000	111,933
4.70%, 4/15/2025	269,000	299,397
4.75%, 4/15/2029	657,000	754,111
5.00%, 4/15/2030	361,000	421,850
Security Description	Principal Amount	Value
Intel Corp.:
1.60%, 8/12/2028	$135,000	$134,544
2.00%, 8/12/2031 (b)	250,000	248,430
2.70%, 12/15/2022	634,000	652,158
2.80%, 8/12/2041	190,000	189,381
3.05%, 8/12/2051	110,000	110,062
3.15%, 5/11/2027	36,000	39,307
3.20%, 8/12/2061	135,000	136,482
3.25%, 11/15/2049	411,000	426,071
3.40%, 3/25/2025 (b)	769,000	830,897
3.70%, 7/29/2025	734,000	803,745
3.73%, 12/8/2047	498,000	555,624
3.75%, 3/25/2027	309,000	346,469
3.90%, 3/25/2030 (b)	820,000	940,712
4.00%, 12/15/2032	255,000	301,183
4.10%, 5/11/2047	236,000	279,799
4.75%, 3/25/2050	2,001,000	2,626,252
4.90%, 7/29/2045	300,000	395,466
KLA Corp.:
3.30%, 3/1/2050	231,000	243,453
4.10%, 3/15/2029	141,000	160,540
4.65%, 11/1/2024	103,000	113,700
5.00%, 3/15/2049	295,000	396,332
Lam Research Corp.:
1.90%, 6/15/2030	543,000	541,615
2.88%, 6/15/2050	348,000	349,563
3.13%, 6/15/2060	105,000	107,709
3.75%, 3/15/2026	298,000	330,518
4.00%, 3/15/2029	204,000	233,943
4.88%, 3/15/2049	290,000	390,819
Marvell Technology, Inc.:
1.65%, 4/15/2026 (d)	500,000	500,845
2.45%, 4/15/2028 (d)	385,000	392,446
2.95%, 4/15/2031 (d)	130,000	133,185
4.88%, 6/22/2028 (d)	227,000	261,804
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	150,000	155,175
3.45%, 6/15/2027	114,000	125,041
Micron Technology, Inc.:
4.19%, 2/15/2027	669,000	751,675
4.64%, 2/6/2024	252,000	273,337
4.66%, 2/15/2030	163,000	188,364
4.98%, 2/6/2026	235,000	268,800
NVIDIA Corp.:
0.58%, 6/14/2024	300,000	300,396
2.00%, 6/15/2031	200,000	199,250
2.85%, 4/1/2030	589,000	631,172
3.20%, 9/16/2026	938,000	1,027,316
3.50%, 4/1/2040	373,000	414,149
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (d)	598,000	652,406
5.35%, 3/1/2026 (d)	156,000	180,164
5.55%, 12/1/2028 (d)	198,000	240,148

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	$50,000	$52,277
3.15%, 5/1/2027 (d)	100,000	106,841
3.25%, 5/11/2041 (d)	550,000	569,162
3.40%, 5/1/2030 (d)	246,000	266,509
3.88%, 6/18/2026 (d)	205,000	225,922
QUALCOMM, Inc.:
2.15%, 5/20/2030	439,000	445,796
2.60%, 1/30/2023	244,000	250,822
2.90%, 5/20/2024	384,000	405,996
3.25%, 5/20/2027	586,000	642,654
3.25%, 5/20/2050 (b)	208,000	222,585
3.45%, 5/20/2025	237,000	256,842
4.30%, 5/20/2047	163,000	202,591
4.65%, 5/20/2035	254,000	316,327
4.80%, 5/20/2045	578,000	761,035
Skyworks Solutions, Inc. 1.80%, 6/1/2026	100,000	101,198
Texas Instruments, Inc.:
1.13%, 9/15/2026 (b)	110,000	109,923
1.38%, 3/12/2025	665,000	676,332
1.75%, 5/4/2030	190,000	187,950
1.90%, 9/15/2031 (b)	200,000	198,918
2.25%, 9/4/2029	250,000	257,605
2.70%, 9/15/2051	200,000	197,328
2.90%, 11/3/2027 (b)	191,000	207,441
3.88%, 3/15/2039	100,000	117,913
4.15%, 5/15/2048	282,000	350,035
Xilinx, Inc.:
2.38%, 6/1/2030	250,000	255,023
2.95%, 6/1/2024	350,000	368,855
		39,976,599
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (d)	75,000	75,000
2.04%, 8/16/2028 (b) (d)	250,000	246,730
3.48%, 12/1/2027	167,000	180,120
		501,850
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	105,000	97,427
2.50%, 9/15/2050	301,000	262,884
3.40%, 9/15/2026	425,000	462,935
Adobe, Inc.:
1.70%, 2/1/2023	295,000	300,537
1.90%, 2/1/2025	224,000	231,314
2.15%, 2/1/2027	275,000	287,694
2.30%, 2/1/2030	292,000	302,074
3.25%, 2/1/2025	326,000	349,818
Autodesk, Inc.:
2.85%, 1/15/2030	390,000	407,971
Security Description	Principal Amount	Value
3.50%, 6/15/2027	$320,000	$350,950
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	152,307
2.90%, 12/1/2029	173,000	181,124
Citrix Systems, Inc.:
1.25%, 3/1/2026	155,000	152,308
3.30%, 3/1/2030 (b)	355,000	363,296
Electronic Arts, Inc.:
1.85%, 2/15/2031	370,000	357,783
4.80%, 3/1/2026	166,000	189,054
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	200,000	200,096
0.60%, 3/1/2024	85,000	84,914
1.15%, 3/1/2026	286,000	283,558
1.65%, 3/1/2028	90,000	88,823
2.25%, 3/1/2031	358,000	355,072
3.10%, 3/1/2041	40,000	40,485
3.75%, 5/21/2029	265,000	295,356
Fiserv, Inc.:
2.25%, 6/1/2027	547,000	563,831
2.65%, 6/1/2030	317,000	324,637
2.75%, 7/1/2024	432,000	454,887
3.20%, 7/1/2026	311,000	335,840
3.50%, 10/1/2022	482,000	493,226
3.50%, 7/1/2029	476,000	518,393
3.85%, 6/1/2025	165,000	180,033
4.20%, 10/1/2028 (b)	244,000	277,692
4.40%, 7/1/2049	475,000	567,596
Intuit, Inc.:
0.65%, 7/15/2023	325,000	326,495
0.95%, 7/15/2025	280,000	279,577
1.35%, 7/15/2027	85,000	84,590
1.65%, 7/15/2030	85,000	82,792
Microsoft Corp.:
2.00%, 8/8/2023	552,000	568,251
2.13%, 11/15/2022	160,000	163,336
2.38%, 5/1/2023	523,000	537,911
2.40%, 8/8/2026	1,094,000	1,162,386
2.53%, 6/1/2050	2,136,000	2,062,650
2.65%, 11/3/2022	513,000	524,040
2.68%, 6/1/2060	761,000	739,403
2.70%, 2/12/2025	375,000	397,391
2.88%, 2/6/2024	202,000	212,462
2.92%, 3/17/2052	1,669,000	1,736,327
3.04%, 3/17/2062	535,000	563,114
3.13%, 11/3/2025	976,000	1,057,613
3.30%, 2/6/2027	1,323,000	1,463,939
3.45%, 8/8/2036	249,000	285,366
3.50%, 2/12/2035	343,000	395,400
3.63%, 12/15/2023	576,000	612,979
3.70%, 8/8/2046	484,000	571,778
3.75%, 2/12/2045	116,000	137,457
3.95%, 8/8/2056	40,000	49,402

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 2/6/2037	$225,000	$274,725
4.20%, 11/3/2035	149,000	183,331
4.25%, 2/6/2047	100,000	127,595
Oracle Corp.:
1.65%, 3/25/2026	340,000	344,801
2.30%, 3/25/2028	387,000	395,924
2.40%, 9/15/2023	527,000	545,271
2.50%, 10/15/2022	647,000	661,674
2.50%, 4/1/2025	1,468,000	1,535,939
2.63%, 2/15/2023	239,000	245,950
2.65%, 7/15/2026	1,172,000	1,235,827
2.80%, 4/1/2027	220,000	233,064
2.88%, 3/25/2031	705,000	726,517
2.95%, 11/15/2024	516,000	547,626
2.95%, 5/15/2025	535,000	567,394
3.25%, 11/15/2027	952,000	1,032,396
3.25%, 5/15/2030	280,000	300,012
3.40%, 7/8/2024	443,000	472,969
3.60%, 4/1/2040	593,000	614,852
3.60%, 4/1/2050	1,239,000	1,240,326
3.63%, 7/15/2023	250,000	264,235
3.65%, 3/25/2041	850,000	883,660
3.80%, 11/15/2037	465,000	499,275
3.85%, 7/15/2036	696,000	754,360
3.90%, 5/15/2035	335,000	368,182
3.95%, 3/25/2051	775,000	821,035
4.00%, 7/15/2046	940,000	996,146
4.00%, 11/15/2047	873,000	927,065
4.10%, 3/25/2061	520,000	556,358
4.13%, 5/15/2045	454,000	489,866
4.30%, 7/8/2034	384,000	436,685
4.38%, 5/15/2055	159,000	178,155
4.50%, 7/8/2044	786,000	904,945
5.38%, 7/15/2040	661,000	832,054
6.13%, 7/8/2039	100,000	135,490
6.50%, 4/15/2038	350,000	486,843
Roper Technologies, Inc.:
1.00%, 9/15/2025	159,000	158,098
1.40%, 9/15/2027 (b)	275,000	270,916
2.00%, 6/30/2030	193,000	189,319
2.95%, 9/15/2029	434,000	460,088
3.65%, 9/15/2023	180,000	190,732
3.80%, 12/15/2026	352,000	390,702
salesforce.com, Inc.:
0.63%, 7/15/2024	140,000	140,252
1.50%, 7/15/2028	165,000	164,330
1.95%, 7/15/2031 (b)	400,000	398,512
2.70%, 7/15/2041	150,000	149,464
2.90%, 7/15/2051	300,000	300,204
3.05%, 7/15/2061 (b)	125,000	126,626
3.25%, 4/11/2023	570,000	594,396
3.70%, 4/11/2028	443,000	498,069
ServiceNow, Inc. 1.40%, 9/1/2030	509,000	477,702
Security Description	Principal Amount	Value
VMware, Inc.:
0.60%, 8/15/2023	$270,000	$270,286
1.00%, 8/15/2024	155,000	155,524
1.40%, 8/15/2026	505,000	502,773
1.80%, 8/15/2028	135,000	132,994
2.20%, 8/15/2031	165,000	161,527
3.90%, 8/21/2027	298,000	331,897
4.50%, 5/15/2025	600,000	668,592
		51,082,124
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030	765,000	795,852
3.63%, 4/22/2029	365,000	397,229
4.38%, 7/16/2042	250,000	297,885
4.38%, 4/22/2049 (b)	463,000	567,106
6.13%, 11/15/2037	108,000	147,830
6.13%, 3/30/2040	743,000	1,047,779
AT&T, Inc.:
0.90%, 3/25/2024	900,000	901,269
1.65%, 2/1/2028	371,000	367,590
1.70%, 3/25/2026	400,000	405,180
2.25%, 2/1/2032	663,000	645,981
2.30%, 6/1/2027	347,000	359,416
2.55%, 12/1/2033	925,000	910,163
2.75%, 6/1/2031	954,000	979,739
2.95%, 7/15/2026	288,000	308,082
3.10%, 2/1/2043	628,000	604,387
3.30%, 2/1/2052	400,000	385,212
3.40%, 5/15/2025	615,000	663,025
3.50%, 6/1/2041	752,000	772,342
3.50%, 9/15/2053	1,489,000	1,474,348
3.50%, 2/1/2061	228,000	218,821
3.55%, 9/15/2055	3,458,000	3,409,381
3.65%, 6/1/2051	807,000	822,099
3.65%, 9/15/2059	602,000	595,866
3.80%, 2/15/2027	365,000	404,471
3.80%, 12/1/2057	1,285,000	1,313,309
3.85%, 6/1/2060	305,000	315,629
4.05%, 12/15/2023	256,000	275,779
4.10%, 2/15/2028	555,000	626,562
4.25%, 3/1/2027	1,067,000	1,207,727
4.30%, 2/15/2030	1,116,000	1,281,146
4.30%, 12/15/2042	302,000	339,409
4.35%, 3/1/2029	793,000	909,309
4.35%, 6/15/2045	609,000	687,427
4.45%, 4/1/2024	1,072,000	1,161,598
4.50%, 5/15/2035	1,633,000	1,910,463
4.50%, 3/9/2048	5,000	5,774
4.55%, 3/9/2049	100,000	116,371
4.75%, 5/15/2046	715,000	854,060
4.85%, 3/1/2039	777,000	931,087
4.90%, 6/15/2042	270,000	327,021
5.15%, 3/15/2042	211,000	262,836
5.15%, 2/15/2050	250,000	315,332
5.25%, 3/1/2037	521,000	645,040

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 9/1/2040	$172,000	$217,814
5.55%, 8/15/2041	1,000	1,305
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	154,000	187,574
Series US-3, 0.75%, 3/17/2024	495,000	495,247
Series US-4, 3.65%, 3/17/2051	250,000	271,397
Series US-5, 2.15%, 2/15/2032	165,000	161,563
Series US-6, 3.20%, 2/15/2052	75,000	75,080
British Telecommunications PLC:
4.50%, 12/4/2023	226,000	243,856
5.13%, 12/4/2028	150,000	175,429
9.63%, 12/15/2030	798,000	1,221,371
Cisco Systems, Inc.:
2.20%, 9/20/2023	110,000	113,799
2.60%, 2/28/2023	136,000	140,427
2.95%, 2/28/2026	458,000	495,327
3.50%, 6/15/2025	281,000	307,105
3.63%, 3/4/2024	160,000	172,000
5.50%, 1/15/2040 (b)	551,000	770,265
5.90%, 2/15/2039	506,000	731,408
Corning, Inc.:
5.35%, 11/15/2048	128,000	174,372
5.45%, 11/15/2079	528,000	715,134
5.85%, 11/15/2068 (b)	200,000	292,002
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,164,248
9.25%, 6/1/2032	299,000	484,521
Juniper Networks, Inc.:
1.20%, 12/10/2025	205,000	203,836
2.00%, 12/10/2030	173,000	165,743
3.75%, 8/15/2029	100,000	109,482
Koninklijke KPN NV 8.38%, 10/1/2030	350,000	495,071
Motorola Solutions, Inc.:
2.30%, 11/15/2030	413,000	405,682
2.75%, 5/24/2031	185,000	188,258
4.00%, 9/1/2024	122,000	132,871
4.60%, 2/23/2028	166,000	191,186
4.60%, 5/23/2029	197,000	228,597
5.50%, 9/1/2044	156,000	201,772
Orange SA:
5.38%, 1/13/2042	354,000	471,999
9.00%, 3/1/2031	687,000	1,068,175
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	148,835
3.63%, 12/15/2025	235,000	256,150
3.70%, 11/15/2049	160,000	165,290
4.10%, 10/1/2023	292,000	309,643
4.35%, 5/1/2049	404,000	458,742
Security Description	Principal Amount	Value
4.50%, 3/15/2043	$183,000	$209,389
5.00%, 3/15/2044	168,000	207,053
5.45%, 10/1/2043	187,000	243,089
7.50%, 8/15/2038	194,000	295,053
Telefonica Emisiones SA:
4.67%, 3/6/2038	220,000	257,149
5.21%, 3/8/2047	998,000	1,244,736
5.52%, 3/1/2049	500,000	654,370
7.05%, 6/20/2036	635,000	915,746
TELUS Corp.:
3.70%, 9/15/2027	117,000	130,439
4.30%, 6/15/2049	207,000	246,307
4.60%, 11/16/2048	236,000	293,799
T-Mobile USA, Inc.:
1.50%, 2/15/2026	395,000	396,458
2.05%, 2/15/2028	361,000	363,953
2.25%, 11/15/2031	400,000	391,756
2.55%, 2/15/2031	374,000	375,560
3.00%, 2/15/2041	360,000	349,063
3.30%, 2/15/2051	528,000	511,775
3.40%, 10/15/2052 (d)	250,000	244,765
3.50%, 4/15/2025	491,000	528,566
3.60%, 11/15/2060	155,000	152,540
3.60%, 11/15/2060 (d)	650,000	641,082
3.75%, 4/15/2027	608,000	669,870
3.88%, 4/15/2030	2,416,000	2,669,197
4.38%, 4/15/2040	719,000	827,396
4.50%, 4/15/2050	569,000	664,603
Verizon Communications, Inc.:
0.75%, 3/22/2024	721,000	724,122
0.85%, 11/20/2025 (b)	1,074,000	1,063,292
1.45%, 3/20/2026	388,000	391,593
1.68%, 10/30/2030	595,000	565,095
1.75%, 1/20/2031	634,000	603,150
2.10%, 3/22/2028	340,000	345,171
2.36%, 3/15/2032 (d)	92,000	91,086
2.55%, 3/21/2031	1,722,000	1,746,986
2.65%, 11/20/2040	746,000	703,605
2.85%, 9/3/2041	465,000	453,877
2.99%, 10/30/2056	2,410,000	2,240,312
3.00%, 3/22/2027 (b)	1,532,000	1,644,311
3.00%, 11/20/2060	480,000	443,170
3.15%, 3/22/2030	883,000	944,545
3.38%, 2/15/2025	218,000	235,479
3.40%, 3/22/2041	455,000	474,792
3.55%, 3/22/2051	1,050,000	1,105,555
3.70%, 3/22/2061	800,000	845,656
3.85%, 11/1/2042	350,000	388,577
3.88%, 2/8/2029	736,000	826,042
4.00%, 3/22/2050	304,000	343,122
4.13%, 3/16/2027	284,000	322,343
4.13%, 8/15/2046	667,000	765,176
4.27%, 1/15/2036	1,161,000	1,367,089
4.33%, 9/21/2028	1,042,000	1,198,665

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 11/1/2034	$607,000	$718,858
4.50%, 8/10/2033	387,500	461,404
4.52%, 9/15/2048	270,000	330,493
4.67%, 3/15/2055	980,000	1,230,155
4.75%, 11/1/2041	623,000	760,988
4.81%, 3/15/2039	510,000	633,241
4.86%, 8/21/2046	400,000	509,296
5.01%, 4/15/2049	81,000	106,088
5.50%, 3/16/2047	250,000	346,955
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	470,241
4.25%, 9/17/2050	445,000	513,089
4.38%, 5/30/2028	911,000	1,046,484
4.38%, 2/19/2043	560,000	650,832
4.88%, 6/19/2049	430,000	537,328
5.00%, 5/30/2038	159,000	199,066
5.25%, 5/30/2048	559,000	724,285
6.15%, 2/27/2037	661,000	906,714
7.88%, 2/15/2030	187,000	265,239
		88,506,789
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	156,000	169,940
3.85%, 2/1/2023 (b)	335,000	347,167
		517,107
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	304,000	321,896
3.90%, 11/19/2029 (b)	179,000	197,301
5.10%, 5/15/2044	286,000	346,495
		865,692
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	284,000	293,085
3.00%, 4/1/2025	413,000	440,200
3.25%, 6/15/2027	189,000	208,316
3.30%, 9/15/2051	250,000	269,157
3.40%, 9/1/2024	225,000	241,540
3.55%, 2/15/2050	240,000	269,242
3.65%, 9/1/2025	328,000	359,078
3.75%, 4/1/2024	130,000	139,220
3.85%, 9/1/2023	200,000	211,670
3.90%, 8/1/2046	190,000	221,038
4.05%, 6/15/2048	95,000	113,465
4.15%, 12/15/2048	388,000	471,540
4.38%, 9/1/2042	160,000	196,278
4.40%, 3/15/2042	326,000	398,633
4.45%, 3/15/2043	202,000	251,225
4.55%, 9/1/2044	605,000	761,731
4.70%, 9/1/2045	470,000	604,754
4.95%, 9/15/2041	100,000	129,915
5.40%, 6/1/2041	83,000	113,126
Security Description	Principal Amount	Value
Canadian National Railway Co.:
2.45%, 5/1/2050 (b)	$392,000	$361,471
2.75%, 3/1/2026	50,000	53,164
3.20%, 8/2/2046	367,000	384,513
3.65%, 2/3/2048	383,000	429,902
6.90%, 7/15/2028	125,000	164,352
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	90,000	88,842
4.00%, 6/1/2028	206,000	232,397
4.80%, 9/15/2035	570,000	692,858
6.13%, 9/15/2115	255,000	385,593
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	152,000	172,192
CSX Corp.:
2.40%, 2/15/2030 (b)	125,000	127,994
2.50%, 5/15/2051	690,000	624,823
2.60%, 11/1/2026	156,000	165,241
3.25%, 6/1/2027	312,000	339,175
3.35%, 9/15/2049	407,000	428,543
3.80%, 3/1/2028	194,000	216,386
3.80%, 11/1/2046	235,000	264,091
3.80%, 4/15/2050	300,000	339,816
4.25%, 3/15/2029	214,000	246,192
4.25%, 11/1/2066	135,000	163,374
4.30%, 3/1/2048	323,000	390,488
4.40%, 3/1/2043	15,000	17,966
4.50%, 8/1/2054	125,000	157,470
4.65%, 3/1/2068	200,000	258,166
4.75%, 11/15/2048	249,000	320,839
6.00%, 10/1/2036	100,000	137,393
6.15%, 5/1/2037	244,000	340,792
FedEx Corp.:
3.10%, 8/5/2029	227,000	242,366
3.25%, 4/1/2026	773,000	838,342
3.40%, 2/15/2028	191,000	208,868
4.05%, 2/15/2048	481,000	539,220
4.10%, 2/1/2045	243,000	272,398
4.25%, 5/15/2030	333,000	381,475
4.40%, 1/15/2047	142,000	166,004
4.55%, 4/1/2046	589,000	702,017
4.90%, 1/15/2034	387,000	475,062
5.25%, 5/15/2050	500,000	660,225
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , 1.88%, 8/20/2035	94,653	93,190
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	256,000	283,031
Kansas City Southern:
2.88%, 11/15/2029	174,000	182,663
3.00%, 5/15/2023	225,000	233,057
4.20%, 11/15/2069	145,000	167,269
4.30%, 5/15/2043	165,000	193,266
4.95%, 8/15/2045	249,000	314,796

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kirby Corp. 4.20%, 3/1/2028	$451,000	$495,915
Norfolk Southern Corp.:
2.55%, 11/1/2029	200,000	207,654
2.90%, 2/15/2023	199,000	204,560
2.90%, 6/15/2026	450,000	481,590
2.90%, 8/25/2051	250,000	242,050
3.05%, 5/15/2050	245,000	243,479
3.15%, 6/1/2027	345,000	374,266
3.16%, 5/15/2055	176,000	176,153
3.40%, 11/1/2049	165,000	174,793
3.80%, 8/1/2028	70,000	78,352
3.94%, 11/1/2047	45,000	51,413
4.05%, 8/15/2052	166,000	194,011
4.10%, 5/15/2049	183,000	214,251
4.10%, 5/15/2121	100,000	111,009
4.45%, 6/15/2045	466,000	570,384
4.65%, 1/15/2046	164,000	205,563
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	194,000	202,839
Series MTN, 2.90%, 12/1/2026	177,000	188,330
Series MTN, 3.35%, 9/1/2025	200,000	215,168
Series MTN, 3.40%, 3/1/2023	167,000	173,465
Series MTN, 3.65%, 3/18/2024	107,000	114,237
Series MTN, 3.75%, 6/9/2023 (b)	147,000	154,991
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	150,577
2.38%, 5/20/2031	105,000	107,572
2.40%, 2/5/2030	232,000	238,032
2.75%, 3/1/2026	237,000	252,031
2.89%, 4/6/2036 (d)	507,000	526,038
2.95%, 3/10/2052	180,000	179,262
2.97%, 9/16/2062	496,000	479,384
3.00%, 4/15/2027	200,000	215,500
3.15%, 3/1/2024	280,000	296,531
3.25%, 2/5/2050	240,000	252,005
3.35%, 8/15/2046	50,000	52,945
3.50%, 6/8/2023	433,000	454,477
3.65%, 2/15/2024	225,000	239,076
3.70%, 3/1/2029	75,000	83,688
3.75%, 7/15/2025	407,000	445,991
3.75%, 2/5/2070	90,000	100,616
3.80%, 10/1/2051	184,000	212,369
3.80%, 4/6/2071 (d)	626,000	705,070
3.84%, 3/20/2060	209,000	239,848
3.88%, 2/1/2055	292,000	335,628
3.95%, 9/10/2028	319,000	361,535
3.95%, 8/15/2059	390,000	456,725
4.05%, 11/15/2045	155,000	180,567
4.10%, 9/15/2067	150,000	177,118
Security Description	Principal Amount	Value
Series MTN, 3.55%, 8/15/2039	$115,000	$127,512
United Parcel Service, Inc.:
2.20%, 9/1/2024	175,000	182,672
2.40%, 11/15/2026	605,000	639,993
2.45%, 10/1/2022	191,000	195,149
2.50%, 4/1/2023	731,000	753,676
2.50%, 9/1/2029	263,000	275,608
2.80%, 11/15/2024	280,000	297,643
3.05%, 11/15/2027	100,000	109,920
3.40%, 3/15/2029	248,000	275,032
3.40%, 11/15/2046	100,000	110,313
3.63%, 10/1/2042	309,000	350,854
3.75%, 11/15/2047	412,000	478,039
3.90%, 4/1/2025	349,000	382,061
4.45%, 4/1/2030 (b)	110,000	131,012
4.88%, 11/15/2040	70,000	90,622
6.20%, 1/15/2038	181,000	262,848
		35,630,507
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	100,000	94,546
3.50%, 3/15/2028	287,000	313,042
3.85%, 3/30/2027	260,000	285,277
4.00%, 6/30/2030	155,000	172,906
4.35%, 2/15/2024	150,000	161,775
4.55%, 11/7/2028	19,000	21,876
		1,049,422
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 2.63%, 9/16/2026	250,000	249,900
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	140,000	141,924
2.80%, 5/1/2030	342,000	359,880
2.95%, 9/1/2027	155,000	166,721
3.25%, 6/1/2051	150,000	155,676
3.40%, 3/1/2025	314,000	338,203
3.45%, 6/1/2029	211,000	231,999
3.75%, 9/1/2028 (b)	215,000	241,090
3.75%, 9/1/2047	536,000	600,518
4.20%, 9/1/2048	200,000	241,234
4.30%, 12/1/2042	140,000	168,043
Aqua America, Inc. 3.57%, 5/1/2029	320,000	351,591
Essential Utilities, Inc. 4.28%, 5/1/2049	100,000	118,088
United Utilities PLC 6.88%, 8/15/2028	144,000	184,415
		3,299,382
TOTAL CORPORATE BONDS & NOTES (Cost $1,695,803,685)		1,744,688,963

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.2%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	$625,000	$627,843
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class A3, 0.34%, 12/18/2026	562,000	560,856
BMW Vehicle Lease Trust 2021-2 Series 2021-2, Class A3, 0.33%, 12/26/2024	276,000	275,578
CarMax Auto Owner Trust:
Series 2020-4, Class A3, 0.50%, 8/15/2025	425,000	426,013
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,088,422
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	750,000	750,105
Ford Credit Auto Lease Trust Series 2021-B, Class A3, 0.37%, 10/15/2024	312,000	311,757
Ford Credit Auto Owner Trust Series 2020-C, Class A3, 0.41%, 7/15/2025	350,000	350,299
GM Financial Automobile Leasing Trust 2021-2 Series 2021-2, Class A3, 0.34%, 5/20/2024	233,000	233,040
GM Financial Automobile Leasing Trust 2021-3 Series 2021-3, Class A3, 0.39%, 10/21/2024	500,000	499,711
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4, Class A3, 0.38%, 8/18/2025	143,000	143,068
Series 2021-1, Class A3, 0.35%, 10/16/2025	155,000	155,040
Series 2020-3, Class A3, 0.45%, 4/16/2025	115,000	115,203
GM Financial Consumer Automobile Receivables Trust 2021-2 Series 2021-2, Class A3, 0.51%, 4/16/2026	110,000	110,156
Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust 2021-3 Series 2021-3, Class A3, 0.48%, 6/16/2026	$262,000	$261,714
GM Financial Leasing Trust Series 2021-1, Class A3, 0.26%, 2/20/2024	500,000	499,918
Harley-Davidson Motorcycle Trust 2021-B Series 2021-B, Class A3, 0.56%, 11/16/2026	500,000	499,669
Honda Auto Receivables 2021-3 Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	250,000	249,403
Honda Auto Receivables Owner Trust Series 2021-1, Class A3, 0.27%, 4/21/2025	500,000	499,665
Hyundai Auto Receivables Trust:
Series 2020-C, Class A3, 0.38%, 5/15/2025	94,000	94,075
Series 2021-A, Class A3, 0.38%, 9/15/2025	125,000	124,851
Hyundai Auto Receivables Trust 2021-B Series 2021-B, Class A3, 0.38%, 1/15/2026	600,000	598,334
Mercedes-Benz Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.46%, 6/15/2026	210,000	209,596
Mercedes-Benz Auto Trust:
Series 2021-A, Class A3, 0.25%, 1/16/2024	300,000	300,035
Series 2021-B, Class A3, 0.40%, 11/15/2024	286,000	285,971
Santander Drive Auto Receivables Trust Series 2021-2, Class A3, 0.34%, 2/18/2025	188,000	188,113
Santander Drive Auto Receivables Trust 2021-3 Series 2021-3, Class C, 0.95%, 9/15/2027	454,000	454,772
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	488,349
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	350,000	348,972

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
World Omni Auto Receivables Trust 2021-C Series 2021-C, Class A3, 0.44%, 8/17/2026	$450,000	$448,469
		10,571,154
CREDIT CARD — 0.0% (a)
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	32,000	31,918
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	498,686
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	351,860
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	540,167
Synchrony Credit Card Master Note Trust:
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,536,884
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	262,423
		3,221,938
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	500,000	497,816
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	172,000	171,550
Verizon Owner Trust Series 2020-B, Class A, 0.47%, 2/20/2025	1,700,000	1,704,282
		2,373,648
TOTAL ASSET-BACKED SECURITIES (Cost $16,755,784)		16,794,583
FOREIGN GOVERNMENT OBLIGATIONS — 3.3%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025 (b)	545,000	535,185
1.50%, 02/12/2025	265,000	271,993
Series GMTN, 0.50%, 02/02/2026	450,000	441,346
		1,248,524
Security Description	Principal Amount	Value
CANADA — 0.3%
Canada Government International Bond:
0.75%, 05/19/2026	$250,000	$247,677
1.63%, 01/22/2025	1,095,000	1,130,171
2.00%, 11/15/2022	176,000	179,559
Export Development Canada:
1.38%, 02/24/2023	625,000	634,981
2.50%, 01/24/2023	350,000	360,398
2.63%, 02/21/2024	430,000	452,025
2.75%, 03/15/2023	250,000	259,025
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	148,070
Province of Alberta Canada:
1.30%, 07/22/2030	600,000	575,172
1.88%, 11/13/2024	750,000	777,450
2.95%, 01/23/2024	300,000	316,875
3.30%, 03/15/2028	400,000	444,816
3.35%, 11/01/2023	400,000	424,280
Province of British Columbia Canada:
1.30%, 01/29/2031	500,000	484,255
2.25%, 06/02/2026	284,000	299,944
Series 10, 1.75%, 09/27/2024	450,000	465,192
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	712,056
Series GX, 2.60%, 04/16/2024	200,000	210,106
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	170,061
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	418,582
1.05%, 04/14/2026	600,000	600,078
1.13%, 10/07/2030	3,500,000	3,320,625
1.60%, 02/25/2031	500,000	492,665
1.75%, 01/24/2023	290,000	295,710
2.00%, 10/02/2029	500,000	514,420
2.20%, 10/03/2022	200,000	203,986
2.30%, 06/15/2026	200,000	211,156
2.50%, 04/27/2026	345,000	367,246
3.05%, 01/29/2024	350,000	370,657
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	495,815
1.35%, 05/28/2030	500,000	487,145
2.50%, 04/20/2026	100,000	106,554
2.75%, 04/12/2027	350,000	378,133
Series PD, 7.50%, 09/15/2029	405,000	577,336
Series QO, 2.88%, 10/16/2024	1,210,000	1,291,409
Series QX, 1.50%, 02/11/2025	1,180,000	1,209,819
		19,633,449

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	$830,000	$845,811
2.45%, 01/31/2031	368,000	364,975
2.55%, 01/27/2032	275,000	273,037
2.55%, 07/27/2033	500,000	488,380
3.10%, 05/07/2041	750,000	725,415
3.10%, 01/22/2061	650,000	588,633
3.13%, 03/27/2025	440,000	469,049
3.24%, 02/06/2028	680,000	724,377
3.50%, 01/25/2050	828,000	829,615
3.50%, 04/15/2053	200,000	200,250
3.86%, 06/21/2047	290,000	311,822
		5,821,364
GERMANY — 0.3%
FMS Wertmanagement:
2.75%, 03/06/2023	369,000	382,114
2.75%, 01/30/2024	350,000	368,606
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036 (b)	1,365,000	1,035,994
0.25%, 04/25/2023	1,170,000	1,170,175
0.25%, 10/19/2023	2,000,000	1,996,560
0.25%, 03/08/2024	575,000	572,372
0.38%, 07/18/2025	350,000	344,908
0.63%, 01/22/2026	900,000	888,939
0.75%, 09/30/2030 (b)	576,000	539,994
1.63%, 02/15/2023	850,000	866,431
1.75%, 09/14/2029	773,000	792,085
2.00%, 10/04/2022	325,000	331,022
2.00%, 05/02/2025	1,832,000	1,914,715
2.13%, 01/17/2023	1,768,000	1,811,581
2.38%, 12/29/2022	1,034,000	1,062,042
2.50%, 11/20/2024	588,000	622,210
2.63%, 02/28/2024	1,245,000	1,309,640
2.88%, 04/03/2028	194,000	213,247
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	200,000	199,238
0.88%, 09/03/2030	475,000	448,685
2.38%, 06/10/2025	450,000	476,177
Series 37, 2.50%, 11/15/2027	477,000	512,870
Series 40, 0.50%, 05/27/2025	370,000	366,652
		18,226,257
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 02/21/2023	758,000	808,301
5.75%, 11/22/2023	495,000	547,366
Security Description	Principal Amount	Value
7.63%, 03/29/2041	$400,000	$667,268
		2,022,935
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	385,000	369,488
2.15%, 07/28/2031	500,000	489,400
2.85%, 02/14/2030	306,000	316,848
2.95%, 01/11/2023	785,000	808,377
3.05%, 03/12/2051	479,000	453,249
3.20%, 09/23/2061	250,000	233,935
3.35%, 03/12/2071	415,000	383,103
3.40%, 09/18/2029	255,000	274,686
3.50%, 01/11/2028	415,000	450,881
3.50%, 02/14/2050	535,000	534,759
3.70%, 10/30/2049	205,000	208,044
4.10%, 04/24/2028	246,000	276,676
4.20%, 10/15/2050	200,000	221,568
4.35%, 01/11/2048	430,000	478,857
5.35%, 02/11/2049	347,000	446,964
		5,946,835
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	1,182,834
Israel Government International Bond:
2.75%, 07/03/2030	990,000	1,053,013
2.88%, 03/16/2026	230,000	246,466
3.15%, 06/30/2023	250,000	261,580
3.25%, 01/17/2028	400,000	438,976
3.88%, 07/03/2050	943,000	1,075,209
4.13%, 01/17/2048	355,000	427,942
4.50%, 01/30/2043	230,000	287,820
State of Israel:
2.50%, 01/15/2030	600,000	626,826
3.38%, 01/15/2050	375,000	398,272
		5,998,938
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	447,000	500,747
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	573,936
1.25%, 02/17/2026	415,000	408,962
2.38%, 10/17/2024	1,315,000	1,364,589
2.88%, 10/17/2029	750,000	777,900
3.88%, 05/06/2051	710,000	768,639
4.00%, 10/17/2049	665,000	736,049
		5,130,822

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	$350,000	$349,724
0.63%, 05/22/2023	200,000	200,920
0.63%, 07/15/2025	440,000	435,296
1.25%, 01/21/2031	200,000	192,582
1.88%, 07/21/2026	200,000	206,436
1.88%, 04/15/2031	1,500,000	1,522,080
2.00%, 10/17/2029	410,000	422,546
2.38%, 11/16/2022	750,000	767,730
2.75%, 11/16/2027	200,000	215,904
2.88%, 06/01/2027	1,189,000	1,287,580
2.88%, 07/21/2027	602,000	652,688
3.25%, 07/20/2023	965,000	1,014,485
3.25%, 07/20/2028	250,000	278,648
3.38%, 10/31/2023	400,000	423,980
Series DTC, 1.63%, 10/17/2022	415,000	420,860
Series DTC, 1.75%, 10/17/2024	368,000	379,250
Series DTC, 2.13%, 02/10/2025	225,000	234,756
Series DTC, 2.25%, 11/04/2026	967,000	1,015,244
Series DTC, 2.38%, 04/20/2026	160,000	168,862
Series DTC, 2.50%, 05/23/2024	335,000	351,442
Series DTC, 2.50%, 05/28/2025	500,000	528,945
Series DTC, 3.38%, 07/31/2023	200,000	210,820
Japan International Cooperation Agency:
2.75%, 04/27/2027	239,000	257,123
3.38%, 06/12/2028	200,000	223,796
		11,761,697
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	675,000	650,929
3.25%, 04/16/2030	891,000	914,710
3.60%, 01/30/2025	445,000	484,494
3.75%, 01/11/2028	1,295,000	1,411,783
3.77%, 05/24/2061	580,000	515,023
3.90%, 04/27/2025	250,000	275,133
4.13%, 01/21/2026	480,000	537,288
4.15%, 03/28/2027	865,000	975,893
4.28%, 08/14/2041	815,000	832,066
4.35%, 01/15/2047	520,000	522,876
4.50%, 04/22/2029	883,000	993,878
4.50%, 01/31/2050	1,082,000	1,108,563
4.60%, 01/23/2046	720,000	747,662
4.60%, 02/10/2048	537,000	555,467
Security Description	Principal Amount	Value
4.75%, 04/27/2032	$679,000	$765,199
5.00%, 04/27/2051	335,000	368,202
6.05%, 01/11/2040	577,000	708,048
Series GMTN, 5.75%, 10/12/2110	606,000	690,416
Series MTN, 4.75%, 03/08/2044	1,832,000	1,956,924
		15,014,554
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	974,000	916,855
3.16%, 01/23/2030	510,000	525,734
3.75%, 03/16/2025	400,000	429,912
3.87%, 07/23/2060	770,000	752,867
3.88%, 03/17/2028	565,000	613,827
4.00%, 09/22/2024	250,000	269,048
4.30%, 04/29/2053	545,000	577,940
6.70%, 01/26/2036	790,000	1,051,593
7.13%, 01/29/2026	180,000	220,315
8.88%, 09/30/2027	470,000	641,686
9.38%, 04/01/2029	214,000	311,753
		6,311,530
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	110,000	100,383
2.39%, 01/23/2026	539,000	550,826
2.78%, 01/23/2031	1,225,000	1,216,437
2.84%, 06/20/2030	715,000	721,378
3.23%, 07/28/2121	310,000	257,780
3.55%, 03/10/2051	240,000	238,930
4.13%, 08/25/2027	511,000	565,437
5.63%, 11/18/2050	490,000	666,184
6.55%, 03/14/2037	251,000	338,978
7.35%, 07/21/2025	810,000	980,383
		5,636,716
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	300,000	286,302
1.95%, 01/06/2032	288,000	279,023
2.46%, 05/05/2030	442,000	452,016
2.65%, 12/10/2045	200,000	182,806
2.95%, 05/05/2045	395,000	376,463
3.00%, 02/01/2028	664,000	711,310
3.70%, 02/02/2042	675,000	716,431
3.75%, 01/14/2029	401,000	448,278
3.95%, 01/20/2040	522,000	569,800
4.20%, 01/21/2024	910,000	978,168
5.00%, 01/13/2037	476,000	588,127
5.50%, 03/30/2026	200,000	235,320
6.38%, 10/23/2034	523,000	724,093
7.50%, 09/25/2024	175,000	198,964

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 01/14/2031	$385,000	$555,955
9.50%, 02/02/2030	531,000	822,381
9.50%, 02/02/2030	71,000	110,175
10.63%, 03/16/2025	269,000	354,631
Republic of Philippines 3.20%, 7/6/2046	150,000	147,618
		8,737,861
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	1,065,000	1,105,406
3.25%, 04/06/2026	430,000	471,637
4.00%, 01/22/2024	580,000	625,721
		2,202,764
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.38%, 02/09/2024	200,000	199,296
0.63%, 06/29/2024	450,000	450,918
0.63%, 02/09/2026	355,000	346,888
1.13%, 12/29/2026	500,000	496,805
1.25%, 09/21/2030	500,000	475,780
1.38%, 02/09/2031	400,000	382,816
2.38%, 06/25/2024	200,000	209,846
2.38%, 04/21/2027	425,000	447,606
2.63%, 05/26/2026	177,000	188,505
2.88%, 01/21/2025	495,000	524,279
3.25%, 11/10/2025	185,000	200,749
4.00%, 01/14/2024	340,000	366,840
Korea Development Bank:
0.40%, 03/09/2024	200,000	199,282
0.40%, 06/19/2024	215,000	214,089
0.80%, 04/27/2026	450,000	442,359
0.80%, 07/19/2026	265,000	260,015
1.00%, 09/09/2026	550,000	544,627
1.63%, 01/19/2031	525,000	515,466
2.00%, 09/12/2026	425,000	441,074
2.13%, 10/01/2024	265,000	277,105
3.25%, 02/19/2024	500,000	531,810
3.38%, 03/12/2023	150,000	156,285
3.75%, 01/22/2024	250,000	268,430
Korea International Bond:
1.00%, 09/16/2030	230,000	217,267
2.00%, 06/19/2024	615,000	638,874
2.75%, 01/19/2027	450,000	482,553
3.88%, 09/11/2023	200,000	213,322
4.13%, 06/10/2044	201,000	256,928
5.63%, 11/03/2025	100,000	118,004
		10,067,818
SUPRANATIONAL — 1.3%
African Development Bank:
0.88%, 03/23/2026	1,400,000	1,394,008
0.88%, 07/22/2026	880,000	873,831
Security Description	Principal Amount	Value
Series GDIF, 2.13%, 11/16/2022	$486,000	$496,561
Asian Development Bank:
0.63%, 04/29/2025	1,375,000	1,370,380
1.50%, 10/18/2024	828,000	850,621
1.63%, 01/24/2023	350,000	356,545
2.63%, 01/30/2024	430,000	451,887
5.82%, 06/16/2028	471,000	604,825
6.22%, 08/15/2027	140,000	177,731
Series GMTN, 0.25%, 07/14/2023	1,680,000	1,678,942
Series GMTN, 0.25%, 10/06/2023	650,000	648,914
Series GMTN, 0.38%, 06/11/2024	875,000	871,754
Series GMTN, 0.38%, 09/03/2025	1,000,000	983,950
Series GMTN, 0.50%, 02/04/2026	1,000,000	981,550
Series GMTN, 0.75%, 10/08/2030	550,000	514,239
Series GMTN, 1.00%, 04/14/2026	1,035,000	1,036,542
Series GMTN, 1.25%, 06/09/2028	125,000	124,425
Series GMTN, 1.50%, 03/04/2031	265,000	263,961
Series GMTN, 1.75%, 08/14/2026	50,000	51,703
Series GMTN, 1.75%, 09/19/2029	423,000	432,886
Series GMTN, 1.88%, 01/24/2030	800,000	825,080
Series GMTN, 2.00%, 01/22/2025	150,000	156,528
Series GMTN, 2.00%, 04/24/2026	390,000	407,952
Series GMTN, 2.50%, 11/02/2027	488,000	524,756
Series GMTN, 2.75%, 03/17/2023	840,000	870,794
Series GMTN, 2.75%, 01/19/2028	165,000	179,799
Series GMTN, 3.13%, 09/26/2028	350,000	391,167
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,850,000	1,846,374
0.50%, 05/28/2025	1,000,000	990,710
2.25%, 05/16/2024	440,000	459,901
Corp. Andina de Fomento:
1.63%, 09/23/2025	500,000	504,875
2.38%, 05/12/2023	600,000	616,308
2.75%, 01/06/2023	237,000	243,423
3.75%, 11/23/2023	175,000	185,413

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Council Of Europe Development Bank:
0.25%, 10/20/2023	$535,000	$533,898
1.38%, 02/27/2025	850,000	869,431
2.50%, 02/27/2024 (b)	240,000	251,669
2.63%, 02/13/2023	374,000	385,863
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	206,138
Series GMTN, 0.25%, 07/10/2023	250,000	249,845
Series GMTN, 0.50%, 11/25/2025	400,000	394,628
Series GMTN, 0.50%, 01/28/2026 (b)	300,000	294,597
Series GMTN, 1.50%, 02/13/2025	210,000	215,777
Series GMTN, 2.75%, 03/07/2023	615,000	637,054
European Investment Bank:
0.25%, 09/15/2023	1,242,000	1,240,510
0.38%, 12/15/2025	950,000	931,513
0.38%, 03/26/2026	615,000	599,748
0.63%, 10/21/2027	390,000	377,068
0.75%, 10/26/2026 (b)	392,000	386,634
0.75%, 09/23/2030	500,000	468,330
0.88%, 05/17/2030	300,000	285,066
1.25%, 02/14/2031 (b)	695,000	677,291
1.38%, 05/15/2023	500,000	509,065
1.63%, 03/14/2025	1,380,000	1,424,036
1.63%, 10/09/2029 (b)	305,000	309,734
1.63%, 05/13/2031 (b)	250,000	251,598
1.88%, 02/10/2025	1,461,000	1,519,805
2.00%, 12/15/2022	900,000	919,530
2.13%, 04/13/2026	567,000	596,518
2.25%, 06/24/2024 (b)	515,000	539,195
2.50%, 03/15/2023	794,000	819,924
2.50%, 10/15/2024 (b)	1,265,000	1,337,864
2.63%, 03/15/2024	1,075,000	1,132,018
3.25%, 01/29/2024	1,121,000	1,194,414
4.88%, 02/15/2036	165,000	226,933
Series GMTN, 2.88%, 08/15/2023	1,715,000	1,797,217
Series GMTN, 3.13%, 12/14/2023	185,000	196,126
Inter-American Development Bank:
0.25%, 11/15/2023	750,000	748,425
0.50%, 05/24/2023	150,000	150,615
0.63%, 07/15/2025	150,000	149,202
0.63%, 09/16/2027	500,000	483,450
1.13%, 07/20/2028 (b)	1,650,000	1,625,448
2.00%, 07/23/2026	720,000	753,034
2.13%, 01/15/2025	891,000	933,322
2.25%, 06/18/2029	550,000	583,566
Security Description	Principal Amount	Value
2.38%, 07/07/2027	$440,000	$469,476
2.50%, 01/18/2023	287,000	295,449
2.63%, 01/16/2024	850,000	892,245
3.00%, 10/04/2023	525,000	552,940
3.00%, 02/21/2024	754,000	799,692
4.38%, 01/24/2044	422,000	576,553
Series GMTN, 0.88%, 04/20/2026	300,000	298,833
Series GMTN, 1.13%, 01/13/2031	500,000	481,965
Series GMTN, 1.75%, 03/14/2025	2,885,000	2,988,745
Series GMTN, 3.88%, 10/28/2041	694,000	885,579
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	748,000	746,399
0.38%, 07/28/2025	2,000,000	1,970,500
0.50%, 10/28/2025	600,000	592,278
0.63%, 04/22/2025	2,550,000	2,542,350
0.75%, 03/11/2025	1,250,000	1,252,575
0.75%, 11/24/2027	1,045,000	1,015,583
0.75%, 08/26/2030	570,000	533,725
1.13%, 09/13/2028	1,200,000	1,181,088
1.25%, 02/10/2031	1,000,000	974,820
1.63%, 01/15/2025	831,000	857,517
1.75%, 04/19/2023	300,000	306,945
2.13%, 02/13/2023	850,000	872,219
2.50%, 03/19/2024	663,000	696,283
3.00%, 09/27/2023	271,000	285,312
Series GDIF, 1.38%, 04/20/2028	625,000	627,331
Series GDIF, 1.50%, 08/28/2024	1,465,000	1,504,789
Series GDIF, 1.75%, 10/23/2029	610,000	623,969
Series GDIF, 1.88%, 06/19/2023 (b)	1,140,000	1,171,384
Series GDIF, 2.13%, 03/03/2025	410,000	430,090
Series GDIF, 2.50%, 11/25/2024	165,000	174,663
Series GDIF, 2.50%, 07/29/2025	1,745,000	1,858,198
Series GDIF, 3.13%, 11/20/2025	1,080,000	1,181,606
Series GMTN, 4.75%, 02/15/2035 (b)	1,250,000	1,662,850
International Finance Corp.:
0.50%, 03/20/2023 (b)	338,000	339,372
Series GMTN, 0.38%, 07/16/2025	610,000	601,063
Series GMTN, 1.38%, 10/16/2024	549,000	561,912
Series GMTN, 2.00%, 10/24/2022	384,000	391,427

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.88%, 07/31/2023	$185,000	$193,641
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	800,000	789,176
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	250,443
0.38%, 09/20/2024	200,000	198,836
0.38%, 09/11/2025	250,000	245,725
1.38%, 10/17/2022	500,000	506,285
2.25%, 05/21/2024	585,000	611,536
2.88%, 07/19/2023	200,000	209,158
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	491,150
		86,268,109
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	250,000	246,748
1.63%, 11/14/2022	395,000	401,217
Series GMTN, 0.25%, 09/29/2023	450,000	448,835
Series GMTN, 0.38%, 07/30/2024	1,600,000	1,589,936
Series GMTN, 2.88%, 03/14/2023	200,000	207,492
Series USMT, 0.38%, 03/11/2024	495,000	493,401
		3,387,629
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	440,000	506,985
4.38%, 01/23/2031	652,000	753,921
4.98%, 04/20/2055	480,000	601,910
5.10%, 06/18/2050	752,000	958,063
7.63%, 03/21/2036	465,000	696,468
8.00%, 11/18/2022	186,000	194,011
		3,711,358
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $214,353,674)		217,129,160
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Federal Farm Credit Banks Funding Corp.:
0.13%, 4/13/2023	7,000,000	6,991,670
0.25%, 2/26/2024	3,985,000	3,973,085
Federal Home Loan Bank:
0.13%, 10/21/2022	1,000,000	999,730
0.13%, 3/17/2023	2,560,000	2,559,565
0.50%, 4/14/2025 (b)	4,130,000	4,108,896
1.38%, 2/17/2023	3,200,000	3,253,920
Security Description	Principal Amount	Value
2.13%, 6/9/2023	$1,000,000	$1,031,630
2.50%, 2/13/2024 (b)	1,955,000	2,053,943
3.25%, 11/16/2028	2,035,000	2,297,373
5.50%, 7/15/2036	1,240,000	1,808,019
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,266,491
0.25%, 6/26/2023	5,000,000	5,000,300
0.25%, 8/24/2023	1,155,000	1,154,457
0.25%, 9/8/2023	905,000	904,366
0.25%, 12/4/2023	1,180,000	1,177,687
0.38%, 4/20/2023 (b)	1,245,000	1,248,498
0.38%, 5/5/2023	1,000,000	1,002,580
0.38%, 9/23/2025	1,125,000	1,106,674
1.50%, 2/12/2025	3,000,000	3,086,550
1.50%, 5/1/2041	4,872,319	4,854,117
1.50%, 2/1/2051	6,701,179	6,516,210
1.50%, 10/1/2051	6,550,000	6,365,046
2.00%, 7/1/2035	4,632,242	4,770,590
2.00%, 6/1/2036	14,579,167	15,026,895
2.00%, 10/1/2050	11,429,210	11,465,954
2.00%, 11/1/2050	16,299,069	16,351,469
2.00%, 12/1/2050	9,743,472	9,774,796
2.00%, 1/1/2051	12,346,608	12,386,301
2.00%, 2/1/2051	37,710,165	37,831,399
2.00%, 9/1/2051	21,922,022	21,989,715
2.50%, 9/1/2028	107,886	112,495
2.50%, 10/1/2029	270,539	282,239
2.50%, 1/1/2031	335,844	350,747
2.50%, 5/1/2031	999,932	1,044,924
2.50%, 6/1/2031	391,774	409,402
2.50%, 11/1/2032	874,085	912,602
2.50%, 12/1/2032	697,298	728,024
2.50%, 2/1/2033	1,313,770	1,371,661
2.50%, 3/1/2033	2,422,752	2,529,013
2.50%, 8/1/2035	3,402,702	3,546,799
2.50%, 9/1/2035	2,554,879	2,663,846
2.50%, 9/1/2046	843,568	875,836
2.50%, 8/1/2050	17,707,445	18,251,905
2.50%, 10/1/2050	10,380,011	10,699,170
2.50%, 11/1/2050	8,137,998	8,388,221
3.00%, 11/1/2027	980,973	1,032,632
3.00%, 2/1/2029	206,314	217,872
3.00%, 7/1/2029	186,394	196,605
3.00%, 9/1/2029	285,574	301,218
3.00%, 4/1/2030	278,945	294,632
3.00%, 12/1/2030	727,133	768,028
3.00%, 2/1/2031	1,549,645	1,637,865
3.00%, 5/1/2031	557,118	588,882
3.00%, 9/1/2032	1,469,608	1,550,687
3.00%, 4/1/2033	4,841,619	5,123,255
3.00%, 5/1/2033	2,876,581	3,032,264
3.00%, 7/1/2035	271,366	287,497
3.00%, 4/1/2036	547,940	580,761
3.00%, 8/1/2036	954,141	1,013,228

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 3/1/2043	$544,860	$581,333
3.00% 4/1/2043	946,378	1,009,728
3.00% 7/1/2043	335,176	357,613
3.00%, 8/1/2043	152,426	162,630
3.00%, 9/1/2043	220,365	235,116
3.00%, 10/1/2043	165,535	176,616
3.00%, 6/1/2045	545,984	578,222
3.00% 8/1/2045	1,691,782	1,798,271
3.00%, 4/1/2046	808,046	854,549
3.00%, 9/1/2046	599,993	634,522
3.00%, 10/1/2046	3,297,429	3,487,195
3.00%, 11/1/2046	642,702	679,685
3.00%, 12/1/2046	1,976,278	2,089,999
3.00%, 2/1/2047	1,865,652	1,973,019
3.00%, 7/1/2047	4,149,765	4,387,099
3.00%, 12/1/2047	3,644,386	3,839,545
3.00%, 1/1/2048	965,493	1,017,196
3.00%, 2/1/2048	2,027,235	2,135,795
3.00%, 3/1/2048	103,311	108,844
3.00%, 10/1/2049	2,498,146	2,611,641
3.00%, 12/1/2049	1,858,921	1,943,375
3.00%, 1/1/2050	5,190,965	5,426,799
3.00%, 2/1/2050	5,683,811	5,942,037
3.00%, 4/1/2050	8,165,383	8,537,143
3.00%, 6/1/2051	5,773,670	6,067,285
3.50%, 5/1/2026	324,783	346,286
3.50%, 1/1/2029	66,574	71,056
3.50%, 11/1/2029	219,272	234,312
3.50%, 2/1/2030	134,118	143,765
3.50%, 3/1/2032	218,039	234,049
3.50%, 6/1/2033	491,880	525,462
3.50%, 1/1/2034	1,138,524	1,216,253
3.50%, 3/1/2038	941,018	1,007,201
3.50%, 10/1/2041	118,339	128,205
3.50%, 4/1/2043	205,267	222,708
3.50% 5/1/2043	367,961	399,080
3.50% 8/1/2043	582,099	631,010
3.50%, 6/1/2044	134,930	145,284
3.50%, 8/1/2044	263,312	283,517
3.50%, 10/1/2044	151,054	162,644
3.50%, 11/1/2044	233,312	251,215
3.50%, 12/1/2044	288,727	310,883
3.50%, 1/1/2045	249,821	268,993
3.50%, 2/1/2045	343,466	369,825
3.50% 7/1/2045	4,350,063	4,698,293
3.50%, 10/1/2045	314,930	337,902
3.50% 12/1/2045	606,079	653,815
3.50%, 3/1/2046	674,082	718,238
3.50%, 5/1/2046	308,978	329,217
3.50%, 8/1/2046	1,784,003	1,914,137
3.50%, 9/1/2046	3,913,565	4,169,919
3.50%, 12/1/2046	494,971	527,374
3.50%, 4/1/2047	56,700	60,334
3.50%, 9/1/2047	2,671,215	2,842,415
3.50%, 10/1/2047	370,208	393,935
Security Description	Principal Amount	Value
3.50%, 11/1/2047	$200,172	$212,999
3.50%, 12/1/2047	497,688	529,580
3.50%, 1/1/2048	941,309	1,001,629
3.50%, 2/1/2048	2,683,875	2,855,886
3.50%, 5/1/2048	1,700,240	1,803,227
3.50%, 7/1/2048	557,238	590,992
3.50%, 11/1/2048	1,520,154	1,612,233
3.50%, 6/1/2049	1,989,883	2,103,767
3.50%, 7/1/2049	1,197,436	1,265,967
3.50%, 3/1/2050	5,054,122	5,343,379
4.00%, 4/1/2024	14,382	15,287
4.00%, 5/1/2025	14,307	15,224
4.00%, 6/1/2025	35,891	38,193
4.00%, 8/1/2025	7,843	8,346
4.00%, 9/1/2025	10,686	11,372
4.00%, 6/1/2026	89,716	95,470
4.00%, 7/1/2029	2,368,951	2,520,669
4.00%, 10/1/2040	108,609	119,436
4.00%, 12/1/2041	340,100	374,021
4.00%, 4/1/2042	230,903	253,933
4.00%, 6/1/2042	466,417	513,475
4.00%, 12/1/2043	114,609	125,701
4.00% 5/1/2044	257,229	281,235
4.00%, 7/1/2044	382,285	417,961
4.00%, 12/1/2044	135,851	148,529
4.00%, 4/1/2045	298,163	324,815
4.00%, 5/1/2045	1,498,271	1,647,729
4.00%, 10/1/2045	429,754	468,170
4.00%, 11/1/2045	2,021,759	2,201,883
4.00%, 1/1/2046	327,522	356,800
4.00%, 3/1/2046	249,065	273,005
4.00%, 1/1/2047	5,193,709	5,644,574
4.00%, 9/1/2047	220,624	237,730
4.00%, 11/1/2047	1,348,232	1,452,763
4.00%, 12/1/2047	522,101	562,580
4.00%, 1/1/2048	788,544	849,681
4.00%, 4/1/2048	1,189,125	1,273,609
4.00% 5/1/2048	1,909,644	2,045,341
4.00%, 7/1/2048	1,352,795	1,448,927
4.00%, 10/1/2048	2,320,353	2,485,242
4.00%, 12/1/2048	1,124,135	1,204,019
4.00%, 9/1/2049	1,176,124	1,259,295
4.00%, 6/1/2050	1,604,269	1,723,404
4.50%, 10/1/2024	6,989	7,098
4.50%, 2/1/2039	1,660	1,854
4.50%, 6/1/2039	94,448	105,504
4.50%, 12/1/2039	58,245	65,063
4.50%, 6/1/2040	1,120	1,250
4.50%, 12/1/2040	281,378	314,089
4.50%, 4/1/2041	3,748	4,182
4.50%, 7/1/2041	176,420	196,864
4.50%, 8/1/2041	15,184	16,944
4.50%, 9/1/2041	63,582	70,949
4.50%, 10/1/2041	464,619	518,624
4.50%, 10/1/2043	5,826	6,554

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/1/2044	$9,108	$10,130
4.50%, 9/1/2044	219,336	243,947
4.50%, 4/1/2047	75,253	82,163
4.50%, 10/1/2047	75,316	82,232
4.50%, 12/1/2047	237,829	259,667
4.50% 1/1/2048	821,161	896,546
4.50%, 5/1/2048	727,597	786,049
4.50%, 6/1/2048	384,467	415,353
4.50%, 7/1/2048	856,304	925,088
4.50%, 12/1/2048	548,883	592,972
4.50%, 3/1/2049	831,906	898,730
4.50%, 7/1/2049	4,514,801	4,894,010
5.00%, 11/1/2035	8,659	9,854
5.00% 12/1/2036	2,081	2,369
5.00% 2/1/2038	182,802	208,258
5.00% 3/1/2038	103,913	118,383
5.00%, 6/1/2038	26,914	30,664
5.00% 11/1/2038	222,857	253,886
5.00%, 1/1/2039	33,414	38,069
5.00%, 2/1/2039	73,661	83,922
5.00%, 3/1/2039	227,061	258,402
5.00%, 10/1/2039	21,495	24,489
5.00%, 7/1/2048	1,142,200	1,253,053
5.00%, 9/1/2048	261,714	287,114
5.00%, 11/1/2048	1,179,866	1,295,229
5.00%, 3/1/2049	426,779	468,198
5.00%, 3/1/2050	1,327,077	1,456,362
5.50%, 2/1/2022	115	115
5.50%, 11/1/2026	21,364	23,294
5.50%, 6/1/2027	5,619	6,164
5.50%, 4/1/2028	9,269	10,230
5.50%, 7/1/2028	14,996	16,622
5.50%, 7/1/2033	663	714
5.50% 1/1/2037	68,865	79,004
5.50%, 9/1/2037	661	757
5.50%, 11/1/2037	4,087	4,696
5.50%, 1/1/2038	37,677	43,339
5.50%, 4/1/2038	138,659	159,575
5.50% 7/1/2038	174,330	200,648
5.50%, 10/1/2038	3,327	3,834
5.50%, 11/1/2038	7,264	8,077
6.00%, 8/1/2031	4,458	5,113
6.00%, 3/1/2036	6,682	7,792
6.00%, 8/1/2036	34,139	39,865
6.00%, 1/1/2037	3,322	3,873
6.00%, 12/1/2037	3,249	3,800
6.00%, 10/1/2038	3,684	4,152
6.00%, 3/1/2040	1,772	2,081
6.00%, 5/1/2040	349,727	408,354
6.25%, 7/15/2032 (b)	2,930,000	4,245,306
6.50%, 11/1/2037	34,817	40,888
6.50%, 2/1/2038	5,016	5,539
6.50%, 9/1/2038	99,111	117,420
6.50%, 9/1/2039	47,220	55,740
6.75%, 3/15/2031	601,000	872,153
Security Description	Principal Amount	Value
Series *, 2.75%, 6/19/2023	$765,000	$797,834
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,057,495
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	800,331
Series K049, Class A2, 3.01%, 7/25/2025	350,000	375,197
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	376,514
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,066,216
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	879,047
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	551,056
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,653,273
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,663,284
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,248,497
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,325,595
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	610,669
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,553,638
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	922,186
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	310,759
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,843,312
Series K092, Class A2, 3.30%, 4/25/2029	500,000	559,405
Series K093, Class A2, 2.98%, 5/25/2029	500,000	548,599
Series K094, Class A2, 2.90%, 6/25/2029	531,291	580,401
Series K101, Class A2, 2.52%, 10/25/2029	500,000	533,585
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	884,276
Series K109, Class A2, 1.56%, 4/25/2030	600,000	598,266

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	$160,714	$159,287
Series K114, Class A2, 1.37%, 6/25/2030	250,000	245,139
Series K115, Class A2, 1.38%, 6/25/2030	500,000	491,019
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,325,040
Series K121, Class A2, 1.55%, 10/25/2030	340,000	337,587
Series K123, Class A2, 1.62%, 12/25/2030	233,333	233,094
Series K128, Class A2, 2.02%, 3/25/2031	650,000	670,141
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	1,015,723
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	671,686
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	633,622	651,653
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,075,247
Series K735, Class A2, 2.86%, 5/25/2026	500,000	535,937
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,248,608
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,326,596
Series K743, Class A2, 1.77%, 5/25/2028	500,000	512,225
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	1,000,000	1,034,743
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,919,811
Federal National Mortgage Association:
0.25%, 5/22/2023	1,575,000	1,575,661
0.25%, 7/10/2023	910,000	909,945
0.25%, 11/27/2023	2,045,000	2,042,382
0.30%, 8/3/2023	750,000	749,542
0.38%, 8/25/2025	3,560,000	3,505,496
0.63%, 4/22/2025	1,055,000	1,052,890
0.75%, 10/8/2027	2,400,000	2,331,816
0.88%, 8/5/2030 (b)	7,880,000	7,427,846
1.50%, 7/1/2036	14,188,924	14,334,978
1.50%, 10/1/2051	16,350,000	15,888,117
1.63%, 10/15/2024	550,000	567,957
1.63%, 1/7/2025 (b)	900,000	930,708
1.75%, 7/2/2024	500,000	517,870
1.88%, 9/24/2026 (b)	1,366,000	1,424,779
2.00%, 10/5/2022 (b)	1,200,000	1,223,160
Security Description	Principal Amount	Value
2.00%, 9/1/2035	$7,303,319	$7,521,411
2.00%, 11/1/2035	6,644,994	6,843,427
2.00%, 12/1/2035	4,481,900	4,615,739
2.00%, 2/1/2036	7,237,611	7,453,741
2.00% 6/1/2036	13,788,837	14,208,030
2.00%, 8/1/2040	784,481	800,886
2.00%, 10/1/2040	1,706,622	1,742,337
2.00%, 11/1/2040	4,391,826	4,482,344
2.00%, 12/1/2040	3,605,420	3,679,063
2.00%, 2/1/2041	4,699,031	4,796,731
2.00%, 10/1/2041	7,000,000	7,149,564
2.00%, 6/1/2050	758,972	761,413
2.00%, 8/1/2050	14,988,930	15,037,128
2.00% 1/1/2051	22,474,799	22,547,068
2.00%, 2/1/2051	12,654,579	12,695,271
2.00%, 3/1/2051	9,556,861	9,586,380
2.00%, 4/1/2051	24,236,462	24,311,321
2.00%, 5/1/2051	13,579,053	13,620,995
2.00%, 7/1/2051	19,604,558	19,665,111
2.13%, 4/24/2026	475,000	500,398
2.50%, 2/5/2024	300,000	314,919
2.50%, 7/1/2028	319,022	332,594
2.50% 8/1/2028	924,609	963,945
2.50%, 10/1/2028	224,133	233,669
2.50%, 3/1/2029	802,400	836,136
2.50%, 2/1/2030	349,057	364,588
2.50%, 5/1/2030	577,593	603,100
2.50% 7/1/2030	2,967,199	3,093,732
2.50%, 2/1/2031	669,553	699,120
2.50%, 8/1/2031	1,570,859	1,641,146
2.50%, 6/1/2032	10,385,647	10,850,345
2.50%, 12/1/2032	1,085,628	1,133,329
2.50%, 1/1/2033	1,641,647	1,713,779
2.50%, 12/1/2033	3,154,696	3,294,006
2.50%, 2/1/2035	2,992,537	3,119,274
2.50%, 8/1/2035	2,549,184	2,656,570
2.50%, 5/1/2036	1,895,277	1,979,042
2.50%, 4/1/2038	1,515,505	1,572,272
2.50%, 2/1/2040	632,353	652,632
2.50%, 5/1/2040	2,016,429	2,086,176
2.50%, 10/1/2042	238,489	248,013
2.50% 11/1/2049	9,651,151	9,944,433
2.50%, 1/1/2050	3,322,339	3,423,299
2.50%, 7/1/2050	8,318,926	8,574,845
2.50%, 8/1/2050	8,630,765	8,896,278
2.50%, 10/1/2050	20,054,167	20,671,104
2.50%, 4/1/2051	12,655,188	13,053,918
2.50%, 7/1/2051	19,050,714	19,650,950
2.50%, 8/1/2051	15,020,260	15,497,674
2.50%, 9/1/2051	21,615,156	22,302,187
2.63%, 9/6/2024 (b)	2,135,000	2,268,886
2.88%, 9/12/2023	1,384,000	1,453,421
3.00%, 8/1/2027	168,828	177,836
3.00%, 11/1/2028	399,767	422,453
3.00%, 6/1/2029	112,495	118,881

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00% 8/1/2029	$496,994	$524,073
3.00%, 9/1/2029	157,045	165,602
3.00%, 6/1/2030	252,427	266,544
3.00%, 9/1/2030	50,461	53,283
3.00%, 11/1/2030	119,586	126,273
3.00%, 12/1/2030	428,356	452,635
3.00%, 6/1/2032	2,234,839	2,357,689
3.00%, 10/1/2032	631,149	665,843
3.00%, 1/1/2033	452,491	477,365
3.00%, 2/1/2033	963,455	1,016,417
3.00%, 2/1/2034	1,094,794	1,153,771
3.00%, 2/1/2035	185,599	196,787
3.00%, 3/1/2035	148,683	157,464
3.00%, 2/1/2036	395,622	418,987
3.00%, 11/1/2036	956,246	1,013,122
3.00%, 1/1/2037	1,107,347	1,173,210
3.00%, 9/1/2037	848,565	897,440
3.00%, 1/1/2038	1,539,205	1,627,858
3.00%, 12/1/2042	270,639	288,474
3.00%, 1/1/2043	583,167	621,596
3.00%, 3/1/2043	569,189	607,147
3.00%, 4/1/2043	138,353	147,580
3.00% 5/1/2043	1,488,670	1,587,946
3.00% 6/1/2043	1,100,185	1,173,554
3.00% 7/1/2043	1,086,576	1,159,037
3.00%, 8/1/2043	563,844	601,912
3.00%, 2/1/2044	4,407,889	4,701,843
3.00%, 5/1/2045	4,180,481	4,459,270
3.00%, 8/1/2045	6,211,807	6,626,061
3.00%, 9/1/2045	417,616	442,125
3.00% 11/1/2045	886,546	938,576
3.00%, 5/1/2046	821,758	868,771
3.00%, 8/1/2046	909,435	961,465
3.00%, 9/1/2046	916,992	969,454
3.00%, 10/1/2046	359,085	379,628
3.00% 11/1/2046	3,541,169	3,769,578
3.00% 1/1/2047	3,220,716	3,404,975
3.00% 3/1/2047	3,278,254	3,470,342
3.00%, 7/1/2047	2,816,425	2,977,555
3.00%, 10/1/2047	3,357,901	3,550,009
3.00%, 12/1/2047	4,932,754	5,214,961
3.00% 2/1/2048	3,720,679	3,922,910
3.00% 12/1/2049	13,488,898	14,101,844
3.00%, 1/1/2050	2,753,197	2,878,227
3.00%, 7/1/2050	5,714,985	5,975,588
3.00%, 9/1/2050	10,331,678	10,804,120
3.50%, 10/1/2025	48,797	51,999
3.50%, 11/1/2025	64,775	69,026
3.50%, 3/1/2026	42,942	45,782
3.50%, 1/1/2027	210,203	223,996
3.50%, 5/1/2029	99,168	105,959
3.50%, 1/1/2030	152,552	162,997
3.50%, 3/1/2031	491,723	525,472
3.50%, 6/1/2033	991,204	1,058,900
3.50%, 6/1/2034	387,183	416,050
Security Description	Principal Amount	Value
3.50%, 7/1/2034	$686,741	$737,941
3.50%, 11/1/2034	2,331,678	2,505,515
3.50%, 2/1/2037	331,753	355,083
3.50%, 2/1/2038	214,173	233,306
3.50%, 4/1/2038	1,057,863	1,131,250
3.50%, 5/1/2038	382,433	408,964
3.50%, 12/1/2040	343,770	372,130
3.50%, 1/1/2042	140,266	153,576
3.50%, 3/1/2042	254,144	276,772
3.50%, 5/1/2042	751,356	811,355
3.50%, 8/1/2042	307,002	331,517
3.50%, 10/1/2042	326,532	352,607
3.50%, 1/1/2043	123,707	133,586
3.50%, 5/1/2043	93,182	100,990
3.50%, 7/1/2043	384,058	416,237
3.50% 1/1/2044	12,623,529	13,633,025
3.50%, 10/1/2044	241,459	259,898
3.50% 1/1/2045	373,723	402,262
3.50% 2/1/2045	9,370,669	10,118,957
3.50%, 4/1/2045	398,205	427,162
3.50% 8/1/2045	886,050	953,029
3.50% 11/1/2045	2,415,798	2,591,468
3.50% 12/1/2045	1,999,861	2,145,285
3.50%, 1/1/2046	671,112	719,913
3.50% 2/1/2046	3,838,338	4,113,204
3.50%, 10/1/2046	934,634	995,696
3.50%, 2/1/2047	271,839	289,599
3.50% 5/1/2047	4,494,001	4,801,272
3.50% 7/1/2047	2,077,127	2,244,992
3.50%, 10/1/2047	244,186	259,791
3.50% 11/1/2047	12,223,275	13,015,404
3.50% 1/1/2048	3,183,988	3,387,470
3.50% 2/1/2048	4,098,424	4,365,544
3.50%, 6/1/2048	1,534,356	1,627,048
3.50%, 8/1/2048	196,892	208,787
3.50%, 9/1/2048	544,411	577,300
3.50%, 10/1/2048	3,004,314	3,196,313
3.50%, 11/1/2048	889,883	948,022
3.50%, 7/1/2049	2,746,510	2,903,144
3.50%, 8/1/2049	2,076,379	2,194,795
3.50%, 6/1/2050	2,773,745	2,935,090
4.00%, 4/1/2024	20,461	21,747
4.00%, 1/1/2025	26,952	28,645
4.00%, 3/1/2026	23,167	24,670
4.00%, 12/1/2034	212,428	231,798
4.00%, 3/1/2037	545,807	591,781
4.00%, 3/1/2038	626,134	678,518
4.00%, 6/1/2038	358,693	388,703
4.00%, 8/1/2039	269,893	296,717
4.00%, 9/1/2040	2,391,880	2,630,023
4.00% 12/1/2040	520,474	572,295
4.00%, 3/1/2041	302,084	332,145
4.00%, 12/1/2041	436,405	479,832
4.00%, 1/1/2042	144,097	158,436
4.00%, 2/1/2042	105,700	116,218

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2043	$307,982	$337,579
4.00%, 12/1/2043	43,424	47,597
4.00%, 5/1/2044	931,879	1,024,661
4.00%, 6/1/2044	214,138	234,071
4.00% 7/1/2044	1,366,470	1,493,673
4.00%, 9/1/2044	146,154	159,759
4.00% 10/1/2044	259,689	283,863
4.00%, 12/1/2044	217,047	237,251
4.00%, 1/1/2045	652,031	717,767
4.00%, 3/1/2045	228,287	248,632
4.00%, 5/1/2045	405,601	441,749
4.00%, 6/1/2045	582,974	637,243
4.00%, 7/1/2045	320,591	349,163
4.00%, 9/1/2045	447,364	487,233
4.00%, 12/1/2045	249,928	272,201
4.00%, 2/1/2046	100,991	109,991
4.00%, 4/1/2046	308,177	334,820
4.00%, 10/1/2046	1,612,425	1,772,878
4.00%, 11/1/2046	339,157	369,141
4.00% 4/1/2047	4,543,748	4,906,329
4.00%, 7/1/2047	102,446	110,383
4.00%, 8/1/2047	446,012	480,564
4.00%, 9/1/2047	2,422,184	2,609,830
4.00%, 12/1/2047	4,828,935	5,203,032
4.00%, 1/1/2048	1,868,695	2,013,462
4.00%, 2/1/2048	787,613	848,629
4.00%, 5/1/2048	97,386	104,292
4.00% 6/1/2048	3,588,350	3,842,834
4.00%, 7/1/2048	688,636	738,860
4.00%, 8/1/2048	1,214,659	1,300,802
4.00%, 9/1/2048	1,662,789	1,780,713
4.00%, 10/1/2048	4,813,351	5,242,324
4.00% 11/1/2048	3,840,858	4,124,381
4.00%, 1/1/2049	2,739,632	3,015,836
4.00%, 3/1/2049	407,820	436,588
4.00%, 5/1/2049	1,265,394	1,354,656
4.00%, 6/1/2049	8,482,909	9,216,266
4.00%, 7/1/2049	1,487,406	1,592,328
4.00%, 8/1/2049	2,223,478	2,385,642
4.00%, 2/1/2050	962,181	1,030,054
4.00%, 7/1/2050	1,600,790	1,714,317
4.50% 4/1/2023	35,095	35,942
4.50%, 8/1/2023	42	42
4.50%, 4/1/2031	126,243	137,544
4.50%, 4/1/2039	230,496	257,411
4.50%, 4/1/2040	250,866	279,983
4.50%, 10/1/2040	139,261	155,425
4.50%, 2/1/2041	325,119	362,684
4.50%, 5/1/2041	150,109	167,531
4.50%, 1/1/2042	547,447	610,700
4.50%, 9/1/2043	123,114	136,942
4.50% 12/1/2043	353,965	393,722
4.50%, 1/1/2044	70,978	78,950
4.50%, 2/1/2044	226,889	252,372
4.50% 6/1/2044	370,937	412,875
Security Description	Principal Amount	Value
4.50%, 3/1/2046	$587,277	$655,440
4.50%, 9/1/2047	149,916	163,644
4.50%, 11/1/2047	1,109,861	1,211,495
4.50%, 2/1/2048	4,831,387	5,273,814
4.50% 4/1/2048	5,627,300	6,262,206
4.50% 8/1/2048	2,931,400	3,170,793
4.50%, 11/1/2048	2,443,716	2,639,685
4.50%, 12/1/2048	664,728	718,034
4.50% 1/1/2049	1,479,267	1,597,894
4.50%, 5/1/2049	1,379,819	1,490,470
4.50%, 3/1/2050	3,905,030	4,219,650
5.00%, 7/1/2035	269,149	306,363
5.00%, 7/1/2040	96,365	109,605
5.00%, 1/1/2042	364,531	414,615
5.00%, 3/1/2042	305,737	347,743
5.00%, 12/1/2043	80,834	92,045
5.00%, 7/1/2044	221,357	248,254
5.00%, 6/1/2048	643,678	706,289
5.00%, 9/1/2048	1,524,334	1,672,606
5.00%, 8/1/2049	1,034,071	1,134,656
5.00%, 10/1/2049	1,382,793	1,517,298
5.50%, 7/1/2035	115,725	132,253
5.50% 6/1/2038	37,049	41,867
5.50%, 12/1/2038	124,578	143,193
5.50%, 12/1/2039	191,331	220,011
5.50%, 4/1/2040	17,301	18,961
5.50%, 9/1/2040	16,626	19,132
5.50%, 7/1/2041	220,105	252,002
5.50%, 5/1/2044	2,710,411	3,102,620
5.63%, 7/15/2037	568,000	846,899
6.00%, 2/1/2037	115,540	133,771
6.00%, 10/1/2039	159,194	185,686
6.00%, 4/1/2040	217,845	254,892
6.25%, 5/15/2029	80,000	107,698
6.63%, 11/15/2030	1,852,000	2,641,137
7.13%, 1/15/2030	325,000	467,142
7.25%, 5/15/2030	1,125,000	1,643,085
TBA, 1.50%, 10/1/2036 (h)	26,500,000	26,756,785
TBA, 1.50%, 10/1/2051 (h)	24,850,000	24,130,866
TBA, 2.00%, 10/1/2036 (h)	17,319,207	17,833,587
TBA, 2.00%, 10/1/2051 (h)	113,575,000	113,848,716
TBA, 2.50%, 10/1/2036 (h)	7,075,000	7,371,372
TBA, 2.50%, 10/1/2051 (h)	82,475,000	85,020,178
TBA, 3.00%, 10/1/2051 (h)	31,885,000	33,360,000
TBA, 3.50%, 10/1/2051 (h)	16,975,000	17,959,380
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	149,188	156,531
Series 2017-M13, Class A2, 3.02%, 9/25/2027 (c)	442,013	480,038
Series 2017-M14, Class A2, Class A2, 2.96%, 11/25/2027 (c)	600,000	650,911

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	$600,000	$652,353
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	750,000	816,144
Series 2019-M1, Class A2, Class A2, 3.67%, 9/25/2028 (c)	861,702	976,380
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,116,374
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	641,291
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	556,992
Series 2019-M9, Class A2, Class A2, 2.94%, 6/25/2029	750,000	821,783
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	507,127
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,484,682
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	194,011
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	980,093
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	1,455,000	1,421,846
Series 2013-M14, Class APT, Class APT, VRN, 2.63%, 4/25/2023 (c)	110,934	112,072
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.20%, 11/25/2027 (c)	700,000	741,192
Series 2018-M1, Class A2, Class A2, VRN, 3.08%, 12/25/2027 (c)	119,613	129,646
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	750,000	725,230
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	59,881
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	3,503,132
Government National Mortgage Association:
2.00%, 1/20/2051	7,128,830	7,237,619
2.00%, 4/20/2051	12,973,742	13,169,163
2.00%, 5/20/2051	13,389,789	13,591,477
Security Description	Principal Amount	Value
2.00%, 6/20/2051	$14,243,320	$14,457,865
2.00%, 9/20/2051	15,850,000	16,088,746
2.50%, 2/20/2043	1,368,881	1,425,896
2.50%, 12/20/2049	978,456	1,009,492
2.50%, 7/20/2050	3,375,055	3,483,412
2.50%, 8/20/2050	6,765,371	6,982,574
2.50%, 10/20/2050	10,776,125	11,122,094
2.50%, 4/20/2051	14,600,014	15,084,486
2.50%, 7/20/2051	14,881,841	15,375,664
2.50%, 8/20/2051	9,465,470	9,779,562
3.00% 12/15/2042	417,611	447,669
3.00% 12/20/2042	743,024	794,920
3.00%, 2/20/2043	787,014	853,160
3.00%, 4/20/2043	613,564	652,962
3.00%, 6/20/2043	418,597	445,476
3.00%, 11/20/2044	430,030	455,630
3.00%, 12/20/2044	165,567	175,423
3.00%, 3/20/2045	176,427	186,534
3.00%, 4/20/2045	281,967	298,120
3.00%, 8/20/2045	455,061	481,130
3.00%, 1/20/2046	236,612	250,167
3.00%, 2/20/2046	3,401,176	3,619,571
3.00%, 4/20/2046	427,494	450,083
3.00%, 5/20/2046	960,025	1,010,753
3.00%, 6/20/2046	2,749,151	2,894,417
3.00%, 9/20/2046	880,906	927,453
3.00%, 10/20/2046	3,138,868	3,304,727
3.00%, 11/20/2046	498,634	524,982
3.00%, 1/20/2047	872,220	918,308
3.00%, 6/20/2047	290,232	305,160
3.00%, 7/20/2047	2,524,593	2,654,444
3.00%, 10/20/2047	1,726,423	1,815,221
3.00%, 11/20/2047	1,117,933	1,175,433
3.00%, 12/20/2047	1,039,217	1,092,669
3.00%, 1/20/2048	928,754	976,524
3.00%, 2/20/2048	1,076,761	1,132,144
3.00%, 3/20/2048	4,193,955	4,409,668
3.00%, 11/20/2049	7,013,250	7,327,253
3.00%, 12/20/2049	1,999,244	2,088,756
3.00%, 6/20/2050	8,139,865	8,497,135
3.00%, 7/20/2050	12,881,937	13,447,702
3.00%, 12/20/2050	8,140,695	8,499,948
3.50%, 12/20/2041	670,072	727,467
3.50%, 2/15/2042	381,213	414,209
3.50%, 6/20/2042	361,776	392,386
3.50%, 1/20/2043	1,575,184	1,708,464
3.50%, 4/15/2043	100,769	109,859
3.50%, 4/20/2043	381,456	413,731
3.50%, 7/20/2043	967,564	1,050,077
3.50%, 10/20/2043	180,178	195,544
3.50%, 12/20/2043	72,248	78,409
3.50%, 1/20/2044	149,032	161,742
3.50%, 3/20/2044	142,818	154,997
3.50%, 6/20/2044	5,876,120	6,307,425
3.50%, 9/20/2044	2,147,295	2,304,905

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2044	$254,460	$273,138
3.50%, 12/20/2044	188,934	202,802
3.50%, 2/20/2045	143,708	154,256
3.50%, 3/20/2045	167,640	179,054
3.50% 4/20/2045	1,070,967	1,151,164
3.50%, 6/20/2045	1,003,014	1,071,301
3.50%, 10/20/2045	4,183,260	4,468,065
3.50%, 11/20/2045	100,561	107,408
3.50%, 1/20/2046	1,277,446	1,364,417
3.50%, 3/20/2046	816,788	869,837
3.50%, 4/20/2046	4,673,097	4,976,607
3.50%, 5/20/2046	724,892	771,973
3.50%, 10/20/2046	455,475	485,058
3.50%, 11/20/2046	2,822,344	3,005,650
3.50%, 2/20/2047	2,065,322	2,199,461
3.50%, 3/20/2047	431,016	456,976
3.50%, 5/20/2047	423,604	449,117
3.50%, 6/20/2047	256,993	272,472
3.50%, 8/20/2047	380,960	403,905
3.50%, 9/20/2047	395,187	418,988
3.50%, 10/20/2047	330,551	350,460
3.50%, 11/20/2047	1,327,683	1,407,648
3.50%, 12/20/2047	5,097,909	5,404,950
3.50%, 1/20/2048	6,242,950	6,618,956
3.50%, 2/20/2048	1,601,399	1,697,850
3.50%, 3/20/2048	2,735,940	2,900,723
3.50%, 4/20/2048	1,607,307	1,704,114
3.50%, 6/20/2048	955,035	1,010,980
3.50%, 2/20/2049	393,224	416,258
3.50%, 5/20/2049	288,962	304,611
3.50%, 7/20/2049	95,045	100,069
3.50%, 9/20/2049	1,425,517	1,499,637
3.50%, 12/20/2049	628,591	660,732
3.50%, 3/20/2050	4,292,064	4,509,674
3.50%, 10/20/2050	2,353,282	2,473,610
4.00%, 4/15/2040	344,859	379,642
4.00%, 6/15/2040	18,715	20,602
4.00%, 3/20/2044	54,441	59,394
4.00%, 4/20/2044	273,617	298,506
4.00%, 6/20/2044	257,155	280,546
4.00%, 8/20/2044	273,797	298,702
4.00%, 9/20/2044	220,693	240,768
4.00%, 10/20/2044	324,997	354,559
4.00%, 12/20/2044	283,593	309,390
4.00%, 2/20/2045	202,778	221,223
4.00%, 5/15/2045	147,012	159,441
4.00%, 7/20/2045	1,351,256	1,470,019
4.00%, 8/20/2045	169,499	184,396
4.00%, 9/20/2045	3,115,627	3,389,462
4.00%, 10/20/2045	244,396	265,876
4.00%, 11/20/2045	902,107	981,394
4.00%, 4/20/2046	153,458	166,946
4.00%, 5/20/2046	57,215	62,243
4.00%, 10/20/2046	107,889	116,818
4.00%, 3/20/2047	456,599	494,390
Security Description	Principal Amount	Value
4.00%, 4/20/2047	$182,408	$196,118
4.00%, 6/20/2047	1,291,982	1,387,976
4.00%, 7/20/2047	358,150	384,607
4.00%, 8/20/2047	579,463	622,020
4.00%, 9/20/2047	238,917	256,361
4.00%, 2/20/2048	1,807,925	1,936,825
4.00%, 3/20/2048	1,387,679	1,486,022
4.00%, 4/20/2048	4,951,933	5,289,208
4.00%, 6/20/2048	616,682	658,273
4.00%, 7/20/2048	311,765	332,584
4.00%, 8/20/2048	2,519,124	2,686,508
4.00%, 9/20/2048	656,092	699,468
4.00%, 5/20/2049	1,018,835	1,081,981
4.00%, 7/20/2049	4,340,233	4,611,710
4.00%, 5/20/2050	1,980,752	2,105,777
4.50%, 6/15/2039	24,863	27,746
4.50%, 7/15/2039	57,552	64,227
4.50%, 4/15/2040	239,026	266,909
4.50% 6/15/2040	170,729	190,645
4.50%, 3/15/2041	94,064	105,037
4.50%, 6/15/2041	76,213	85,175
4.50%, 9/20/2041	81,899	91,782
4.50%, 12/15/2041	32,196	35,982
4.50%, 1/15/2042	61,320	68,432
4.50%, 10/20/2043	50,463	56,297
4.50%, 4/20/2044	132,077	147,346
4.50%, 6/20/2044	111,080	123,922
4.50%, 11/20/2044	290,203	323,117
4.50%, 12/20/2044	89,474	99,622
4.50%, 7/20/2045	1,679,063	1,869,496
4.50%, 8/20/2045	146,697	163,335
4.50%, 9/20/2045	72,336	80,540
4.50%, 10/20/2045	273,758	304,807
4.50%, 4/20/2046	149,412	166,358
4.50%, 9/20/2047	117,820	127,680
4.50%, 11/20/2047	537,791	582,000
4.50%, 12/20/2047	457,719	495,346
4.50%, 1/20/2048	423,655	458,482
4.50%, 6/20/2048	1,043,987	1,118,561
4.50%, 7/20/2048	598,441	640,676
4.50%, 8/20/2048	1,695,811	1,814,768
4.50%, 10/20/2048	859,273	918,814
4.50%, 1/20/2049	1,621,440	1,731,015
4.50%, 7/20/2049	1,640,887	1,751,074
5.00%, 12/15/2038	86,257	97,406
5.00% 4/15/2039	186,542	210,945
5.00%, 5/15/2039	16,798	18,652
5.00%, 11/20/2041	522,069	597,852
5.00%, 5/20/2044	96,404	110,398
5.00%, 11/20/2044	95,811	109,748
5.00%, 1/20/2048	565,917	613,374
5.00%, 5/20/2048	654,245	709,403
5.00%, 7/20/2048	86,258	93,046
5.00%, 9/20/2048	476,000	513,454
5.00%, 11/20/2048	483,142	521,159

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/20/2049	$1,163,104	$1,254,623
5.00%, 7/20/2049	225,554	243,302
5.50%, 6/15/2038	179,153	202,485
5.50%, 7/15/2038	113,033	129,616
5.50%, 2/15/2039	27,699	31,982
5.50%, 5/20/2044	140,760	163,898
6.00%, 1/15/2038	9,678	10,962
6.00%, 4/15/2038	54,434	63,360
6.00%, 6/15/2041	71,658	83,503
TBA, 2.00%, 10/1/2051 (h)	19,575,000	19,851,007
TBA, 2.50%, 10/1/2051 (h)	26,325,000	27,169,769
TBA, 3.00%, 10/1/2051 (h)	13,100,000	13,686,094
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	335,000	335,476
2.88%, 9/15/2024	675,000	721,001
5.25%, 9/15/2039	1,575,000	2,229,932
5.88%, 4/1/2036	128,000	187,023
7.13%, 5/1/2030	66,000	95,028
Series A, 2.88%, 2/1/2027	286,000	311,099
Series B, 4.70%, 7/15/2033	1,236,000	1,589,051
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,883,765,766)		1,897,090,484
U.S. TREASURY OBLIGATIONS — 38.1%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	8,558,859
1.13%, 8/15/2040	10,300,000	8,866,047
1.25%, 5/15/2050	12,906,000	10,560,738
1.38%, 11/15/2040	16,015,000	14,390,979
1.38%, 8/15/2050	14,150,000	11,945,695
1.63%, 11/15/2050	19,235,000	17,287,456
1.75%, 8/15/2041	11,800,000	11,283,750
1.88%, 2/15/2041	18,500,000	18,103,984
1.88%, 2/15/2051	25,800,000	24,614,812
2.00%, 2/15/2050	10,550,000	10,367,023
2.00%, 8/15/2051	14,400,000	14,150,250
2.25%, 5/15/2041	26,000,000	27,044,062
2.25%, 8/15/2046	2,506,000	2,588,620
2.25%, 8/15/2049	10,370,000	10,752,394
2.38%, 11/15/2049	7,967,000	8,483,610
2.38%, 5/15/2051	18,200,000	19,428,500
2.50%, 2/15/2045	3,399,000	3,670,920
2.50%, 2/15/2046	3,681,800	3,982,672
2.50%, 5/15/2046	2,850,000	3,084,680
2.75%, 8/15/2042	5,251,000	5,909,016
2.75%, 11/15/2042	15,482,000	17,409,993
2.75%, 8/15/2047	7,400,000	8,403,625
2.75%, 11/15/2047	12,200,000	13,866,062
2.88%, 5/15/2043	1,900,000	2,180,250
2.88%, 8/15/2045	3,740,000	4,313,272
2.88%, 11/15/2046	5,109,700	5,920,066
2.88%, 5/15/2049	12,436,000	14,554,006
3.00%, 11/15/2044	1,464,000	1,718,828
Security Description	Principal Amount	Value
3.00%, 5/15/2045	$2,100,000	$2,471,109
3.00%, 11/15/2045	2,900,000	3,418,828
3.00%, 2/15/2047	6,450,000	7,645,266
3.00%, 5/15/2047	10,200,000	12,102,937
3.00%, 2/15/2048	13,150,000	15,642,336
3.00%, 8/15/2048 (b)	16,450,000	19,606,344
3.00%, 2/15/2049	11,425,000	13,661,801
3.13%, 11/15/2041	2,518,000	2,999,174
3.13%, 2/15/2042	2,197,000	2,620,609
3.13%, 2/15/2043	1,240,000	1,477,538
3.13%, 8/15/2044	2,078,000	2,486,457
3.13%, 5/15/2048	13,150,000	16,006,016
3.38%, 5/15/2044	2,164,000	2,689,784
3.38%, 11/15/2048	9,310,000	11,864,431
3.50%, 2/15/2039	700,000	872,156
3.63%, 8/15/2043	3,950,000	5,070,195
3.75%, 8/15/2041	150,000	194,391
3.75%, 11/15/2043	3,762,000	4,921,166
3.88%, 8/15/2040	150,000	196,664
4.25%, 11/15/2040	400,000	549,750
4.38%, 2/15/2038	2,235,000	3,058,109
4.38%, 11/15/2039	375,000	519,551
4.38%, 5/15/2040	5,350,000	7,444,859
4.50%, 2/15/2036	502,000	685,701
4.63%, 2/15/2040	48,970,000	69,981,191
4.75%, 2/15/2037	546,000	770,628
4.75%, 2/15/2041	5,400,000	7,889,063
5.25%, 11/15/2028	262,000	332,740
5.25%, 2/15/2029	250,000	318,906
5.50%, 8/15/2028 (b)	452,000	577,501
6.13%, 11/15/2027	686,000	887,459
6.25%, 8/15/2023	300,000	333,410
6.50%, 11/15/2026 (b)	1,054,000	1,343,027
6.88%, 8/15/2025	50,000	61,664
7.13%, 2/15/2023	524,000	573,514
7.50%, 11/15/2024	6,100,000	7,411,023
Treasury Notes:
0.13%, 10/31/2022	7,650,000	7,651,494
0.13%, 11/30/2022	21,150,000	21,149,174
0.13%, 12/31/2022	10,600,000	10,598,344
0.13%, 1/31/2023	16,000,000	15,994,375
0.13%, 2/28/2023	31,875,000	31,855,078
0.13%, 3/31/2023	20,450,000	20,432,426
0.13%, 4/30/2023	19,750,000	19,724,541
0.13%, 5/15/2023	9,637,000	9,623,824
0.13%, 5/31/2023	21,450,000	21,416,484
0.13%, 6/30/2023	14,900,000	14,874,973
0.13%, 7/15/2023	10,800,000	10,778,062
0.13%, 7/31/2023	35,450,000	35,375,223
0.13%, 8/15/2023	15,500,000	15,463,672
0.13%, 8/31/2023	20,400,000	20,346,609
0.13%, 9/15/2023	10,500,000	10,469,238
0.13%, 10/15/2023	4,800,000	4,783,500
0.13%, 1/15/2024	9,000,000	8,952,891
0.13%, 2/15/2024	23,100,000	22,971,867

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.25%, 4/15/2023	$12,265,000	$12,275,540
0.25%, 6/15/2023	9,060,000	9,063,539
0.25%, 11/15/2023	3,650,000	3,645,438
0.25%, 3/15/2024 (b)	27,900,000	27,808,453
0.25%, 5/15/2024	24,200,000	24,082,781
0.25%, 6/15/2024	19,200,000	19,092,000
0.25%, 5/31/2025	20,675,000	20,329,340
0.25%, 6/30/2025	5,675,000	5,574,801
0.25%, 7/31/2025	14,935,000	14,651,468
0.25%, 8/31/2025	26,900,000	26,355,695
0.25%, 9/30/2025	12,000,000	11,745,000
0.38%, 4/15/2024	15,315,000	15,299,446
0.38%, 7/15/2024	8,300,000	8,276,656
0.38%, 8/15/2024	9,400,000	9,366,953
0.38%, 4/30/2025	17,250,000	17,062,676
0.38%, 11/30/2025	6,850,000	6,720,492
0.38%, 12/31/2025 (b)	21,831,000	21,394,380
0.38%, 1/31/2026	15,750,000	15,412,852
0.38%, 9/30/2027	35,950,000	34,312,590
0.50%, 3/31/2025	1,250,000	1,243,262
0.50%, 2/28/2026	7,900,000	7,767,305
0.50%, 4/30/2027	5,322,000	5,150,698
0.50%, 6/30/2027	15,450,000	14,915,285
0.50%, 10/31/2027	23,600,000	22,656,000
0.63%, 7/31/2026	7,500,000	7,379,883
0.63%, 11/30/2027	5,600,000	5,409,688
0.63%, 12/31/2027	4,700,000	4,535,500
0.63%, 5/15/2030	14,800,000	13,819,500
0.63%, 8/15/2030	23,150,000	21,543,969
0.75%, 3/31/2026	25,601,000	25,422,993
0.75%, 4/30/2026	40,000,000	39,696,875
0.75%, 5/31/2026	22,500,000	22,310,156
0.75%, 8/31/2026	38,500,000	38,090,937
0.75%, 1/31/2028	21,000,000	20,394,609
0.88%, 6/30/2026	39,420,000	39,278,334
0.88%, 11/15/2030 (b)	19,200,000	18,228,000
1.13%, 2/28/2025	31,323,000	31,846,681
1.13%, 2/28/2027	8,500,000	8,529,883
1.13%, 2/29/2028	11,000,000	10,932,969
1.13%, 8/31/2028	59,600,000	58,901,562
1.13%, 2/15/2031 (b)	35,000,000	33,906,250
1.25%, 8/31/2024	11,000,000	11,238,906
1.25%, 3/31/2028	30,000,000	30,009,375
1.25%, 4/30/2028	14,000,000	13,995,625
1.25%, 6/30/2028	10,700,000	10,678,266
1.25%, 8/15/2031	10,250,000	10,001,758
1.38%, 10/15/2022	14,725,000	14,919,416
1.38%, 2/15/2023	10,447,000	10,621,253
1.38%, 6/30/2023	5,000,000	5,100,195
1.38%, 1/31/2025	34,175,000	35,040,055
1.38%, 8/31/2026 (b)	3,000,000	3,057,656
1.50%, 1/15/2023	12,900,000	13,125,246
1.50%, 3/31/2023	1,796,000	1,831,289
1.50%, 9/30/2024	10,000,000	10,293,750
1.50%, 10/31/2024	11,250,000	11,580,469
Security Description	Principal Amount	Value
1.50%, 11/30/2024	$11,300,000	$11,631,937
1.50%, 8/15/2026	2,392,000	2,452,548
1.50%, 1/31/2027	13,400,000	13,719,297
1.50%, 2/15/2030	13,950,000	14,043,727
1.63%, 11/15/2022	3,964,000	4,031,202
1.63%, 12/15/2022	13,200,000	13,438,219
1.63%, 4/30/2023 (b)	1,100,000	1,124,621
1.63%, 5/31/2023	884,000	904,650
1.63%, 10/31/2023	4,730,000	4,859,336
1.63%, 5/15/2026	300,000	309,492
1.63%, 10/31/2026	11,125,000	11,470,049
1.63%, 11/30/2026	11,700,000	12,060,141
1.63%, 8/15/2029 (b)	11,927,000	12,152,495
1.63%, 5/15/2031	41,506,000	41,998,884
1.75%, 1/31/2023	2,100,000	2,144,379
1.75%, 6/30/2024	18,200,000	18,842,687
1.75%, 7/31/2024	2,500,000	2,589,844
1.75%, 12/31/2026	8,150,000	8,452,441
1.75%, 11/15/2029 (b)	7,000,000	7,195,781
1.88%, 10/31/2022	47,000	47,900
1.88%, 8/31/2024	2,150,000	2,235,664
1.88%, 6/30/2026	10,500,000	10,956,094
2.00%, 10/31/2022	12,450,000	12,704,836
2.00%, 11/30/2022	5,045,000	5,155,162
2.00%, 2/15/2023	9,040,000	9,267,766
2.00%, 5/31/2024	2,500,000	2,602,930
2.00%, 6/30/2024	1,125,000	1,172,285
2.00%, 2/15/2025	3,206,000	3,353,777
2.00%, 8/15/2025	200,000	209,469
2.13%, 12/31/2022	3,000,000	3,074,063
2.13%, 11/30/2023	2,000,000	2,077,969
2.13%, 2/29/2024	4,000,000	4,168,125
2.13%, 3/31/2024	1,200,000	1,251,281
2.13%, 7/31/2024	2,600,000	2,720,250
2.13%, 9/30/2024	1,550,000	1,623,988
2.13%, 11/30/2024	7,000,000	7,342,891
2.13%, 5/15/2025	4,549,000	4,782,136
2.13%, 5/31/2026	11,415,000	12,039,258
2.25%, 12/31/2023	1,854,000	1,933,230
2.25%, 1/31/2024	3,600,000	3,758,344
2.25%, 4/30/2024	20,850,000	21,827,344
2.25%, 10/31/2024	10,000,000	10,522,656
2.25%, 11/15/2024	12,344,000	12,994,953
2.25%, 12/31/2024	12,350,000	13,011,883
2.25%, 11/15/2025	1,400,000	1,481,156
2.25%, 3/31/2026	550,000	582,828
2.25%, 8/15/2027	6,600,000	7,016,625
2.25%, 11/15/2027	19,050,000	20,258,484
2.38%, 1/31/2023	14,900,000	15,340,598
2.38%, 2/29/2024	13,250,000	13,884,551
2.38%, 8/15/2024	2,955,000	3,114,062
2.38%, 4/30/2026	13,300,000	14,173,852
2.38%, 5/15/2027	12,600,000	13,479,047
2.38%, 5/15/2029	13,250,000	14,225,117
2.50%, 8/15/2023	2,308,000	2,404,648

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/31/2024	$20,700,000	$21,728,531
2.50%, 5/15/2024	9,694,000	10,217,325
2.50%, 1/31/2025	11,150,000	11,846,875
2.50%, 2/28/2026	14,838,000	15,883,615
2.63%, 2/28/2023	13,298,000	13,758,755
2.63%, 12/31/2023	12,200,000	12,821,437
2.63%, 3/31/2025	3,210,000	3,428,681
2.63%, 12/31/2025	11,000,000	11,815,547
2.63%, 2/15/2029	9,650,000	10,524,531
2.75%, 7/31/2023	4,250,000	4,444,404
2.75%, 8/31/2023	10,500,000	10,997,930
2.75%, 11/15/2023	10,383,000	10,919,185
2.75%, 2/15/2024	4,618,000	4,878,845
2.75%, 6/30/2025	10,500,000	11,285,039
2.75%, 8/31/2025	6,600,000	7,103,766
2.75%, 2/15/2028	5,550,000	6,074,215
2.88%, 10/31/2023	7,750,000	8,163,535
2.88%, 11/30/2023	11,651,000	12,291,805
2.88%, 4/30/2025	7,100,000	7,651,359
2.88%, 5/31/2025	10,200,000	11,001,656
2.88%, 7/31/2025	7,050,000	7,616,754
2.88%, 11/30/2025	6,925,000	7,505,510
2.88%, 5/15/2028	12,950,000	14,289,516
2.88%, 8/15/2028	12,300,000	13,591,500
3.00%, 9/30/2025	5,200,000	5,653,781
3.00%, 10/31/2025	2,300,000	2,503,047
3.13%, 11/15/2028	13,100,000	14,723,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,440,594,956)		2,483,448,208
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California State University Series B, 2.94%, 11/1/2052	625,000	611,326
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	104,978
Series S1-SUB, 7.04%, 4/1/2050	100,000	175,914
California, State General Obligation:
3.38%, 4/1/2025	155,000	169,253
3.50%, 4/1/2028	200,000	223,199
4.50%, 4/1/2033	250,000	291,003
4.60%, 4/1/2038	150,000	173,855
7.30%, 10/1/2039	1,395,000	2,204,810
7.35%, 11/1/2039	110,000	174,915
7.50%, 4/1/2034	275,000	423,419
7.55%, 4/1/2039	297,000	500,459
7.63%, 3/1/2040	90,000	149,686
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	255,572
Series B, 3.90%, 11/1/2047	100,000	116,609
Security Description	Principal Amount	Value
City of San Francisco CA Public Utilities Commission Water Revenue:
Series A, 3.30%, 11/1/2039	$55,000	$58,782
Series E, 2.83%, 11/1/2041	250,000	252,382
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	251,514
1.81%, 8/1/2030	250,000	248,142
2.11%, 8/1/2032	250,000	251,431
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	242,354
6.60%, 7/1/2050	260,000	440,930
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	198,485
Series RY, 6.76%, 7/1/2034	250,000	353,294
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	153,394
Series N, 3.26%, 5/15/2060	150,000	161,165
Series N, 3.71%, 5/15/2120	150,000	160,275
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	54,088
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	103,979
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	379,317
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	4,000	4,043
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	632,078
Series AQ, 4.77%, 5/15/2115	75,000	102,731
Series AX, 3.06%, 7/1/2025	100,000	107,584
Series BD, 3.35%, 7/1/2029	300,000	335,765
		10,066,731
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	117,144
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	210,389
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	151,617

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 1.71%, 7/1/2027	$150,000	$152,414
Series A, 2.15%, 7/1/2030	150,000	151,633
		666,053
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	150,128
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	170,000	255,252
6.66%, 4/1/2057	96,000	146,466
7.06%, 4/1/2057	293,000	431,182
		983,028
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	85,000	84,982
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	646,572
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	99,064
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	104,757
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	50,197
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	121,052
Series A, 4.79%, 1/1/2048	100,000	127,595
Series B, 3.82%, 1/1/2048	100,000	111,801
State of Illinois:
4.95%, 6/1/2023	152,727	161,196
5.10%, 6/1/2033	670,000	780,916
7.35%, 7/1/2035	500,000	634,724
		2,837,874
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series K, 2.77%, 5/1/2051	100,000	98,054
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	66,037
		164,091
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	206,293
Security Description	Principal Amount	Value
Series D, 3.20%, 7/1/2050	$200,000	$205,854
		412,147
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	121,740
5.46%, 12/1/2039	400,000	551,253
Series H, 2.90%, 9/1/2049	65,000	68,480
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	68,151
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	89,358
Series C, 2.95%, 5/15/2043	400,000	408,188
		1,307,170
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	38,124
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	294,201
Michigan Strategic Fund 3.23%, 9/1/2047	25,000	25,389
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	199,915
Series B, 2.56%, 4/1/2050	500,000	489,399
		1,047,028
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	127,847
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	339,247
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	105,356
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (i)	275,000	352,331
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	454,015
4.13%, 6/15/2042	320,000	363,975
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	516,563

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	$205,000	$275,214
Series P, 3.92%, 5/1/2119	100,000	112,666
Series R, 3.27%, 5/1/2043	35,000	36,817
		2,111,581
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	135,086
Series B, 3.14%, 7/1/2043	250,000	254,935
Series F, 3.11%, 2/15/2039	135,000	145,116
Series F, 3.19%, 2/15/2043	135,000	143,897
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	52,695
Series M, 3.50%, 1/1/2042	50,000	52,859
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	320,093
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	133,591
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	115,216
Series A2, 5.21%, 10/1/2031	100,000	120,633
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	215,110
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	278,462
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	397,791
4.03%, 9/1/2048	350,000	424,817
4.93%, 10/1/2051	220,000	307,128
Series 192, 4.81%, 10/15/2065	150,000	210,092
Series 20, 4.23%, 10/15/2057	125,000	159,999
Series 21, 3.29%, 8/1/2069	500,000	543,491
Series AAA, 1.09%, 7/1/2023	250,000	253,216
Westchester County Local Development Corp. 3.85%, 11/1/2050 (g)	180,000	188,883
		4,453,110
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	130,987
Security Description	Principal Amount	Value
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	$50,000	$51,777
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	132,282
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	371,339
		555,398
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (i)	100,000	121,256
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	196,854
		318,110
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	253,367
Series D, 2.84%, 9/1/2050	250,000	251,115
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	104,640
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	112,011
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	216,665
		937,798
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,996
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	821,001
6.29%, 3/1/2032	90,000	113,723
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	231,732
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	104,766
Series A, 3.14%, 11/1/2045	100,000	104,657
Series C, 2.92%, 11/1/2050	40,000	40,098

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.09%, 11/1/2040	$60,000	$61,708
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	191,194
North Texas Tollway Authority 3.01%, 1/1/2043	70,000	70,653
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	82,953
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	107,457
State of Texas 3.21%, 4/1/2044	150,000	157,184
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	335,376
Texas, State General Obligation 5.52%, 4/1/2039	100,000	143,788
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	134,163
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	195,218
2.56%, 4/1/2042	120,000	121,327
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	114,707
Series B, 2.44%, 8/15/2049	50,000	48,211
		3,179,916
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	82,772
Series A, 3.23%, 9/1/2119	350,000	351,723
		434,495
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	276,201
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	175,248
TOTAL MUNICIPAL BONDS & NOTES (Cost $27,618,847)		30,842,538
MORTGAGE-BACKED SECURITIES — 1.1%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	216,699
Security Description	Principal Amount	Value
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	$430,000	$457,377
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	322,595
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	280,530
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (c)	390,000	445,285
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	328,106
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	462,962
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	554,635
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,069,132
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	627,452
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	294,162
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	990,730
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	521,503
BANK 2021-BNK36 Series 2021-BN36, Class A5, 2.47%, 9/15/2064 (f)	1,000,000	1,025,045
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	554,703
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	537,687
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	747,418
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	515,029

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Benchmark Mortgage Trust:
Series 2020-B21, Class A5, 1.98%, 12/17/2053	$500,000	$494,412
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	622,549
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	518,492
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054 (c)	950,000	954,476
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	780,123
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	395,916
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	344,763
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,067,129
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	389,702
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	420,184
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	362,036
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	491,433
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,589,454
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	383,692
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	451,202	479,185
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,310,128
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	547,219
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,591,963
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	804,211
Security Description	Principal Amount	Value
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	$300,000	$314,570
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	529,721
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	535,950
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	543,448
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	450,633	480,202
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	675,087
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	240,000	256,352
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	713,981
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,138,322
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	532,920
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	542,215
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	545,910
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	578,406
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (c)	500,000	567,577
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,069,759
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,718,995
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,085,952
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	547,077

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	$500,000	$545,868
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,073,924
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	851,137
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	491,190	504,618
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,065,747
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,373,048
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	468,707
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,612,491
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	236,124
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	548,923
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	525,398
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	534,741
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	655,167
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.22%, 7/15/2046 (c)	614,000	642,756
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	493,839
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	504,053
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	532,979
Security Description	Principal Amount	Value
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	$486,368	$521,986
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	868,351
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,085,263
Series 2013-C10, Class A3, Class A3, VRN, 4.10%, 7/15/2046 (c)	452,121	470,062
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	827,772
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	540,843
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	845,856
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	540,598
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	497,629
Series 2021-L6, Class A4, 2.44%, 6/15/2054	500,000	511,671
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	356,518
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	551,735
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,112,225
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	337,077
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	426,785
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	409,844
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	517,489

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	$430,162	$452,741
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,463,087
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	533,961
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	547,689
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	327,319
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	539,313
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	569,417
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	908,230
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,061,840
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	857,112
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	148,500	152,773
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	728,233
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	684,025
Series 2013-C16, Class B, Class B, VRN, 5.17%, 9/15/2046 (c)	2,000,000	2,072,324
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	540,462
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,865,484)		69,904,311
Shares
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (j) (k)	443,306,170	443,394,831
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (l) (m)	140,790,644	$140,790,644
TOTAL SHORT-TERM INVESTMENTS (Cost $584,193,139)		584,185,475
TOTAL INVESTMENTS — 108.0% (Cost $6,929,951,335)		7,044,083,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(522,060,723)
NET ASSETS — 100.0%		$6,522,022,999
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2021.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,744,688,963	$—	$1,744,688,963
Asset-Backed Securities	—	16,794,583	—	16,794,583
Foreign Government Obligations	—	217,129,160	—	217,129,160
U.S. Government Agency Obligations	—	1,897,090,484	—	1,897,090,484
U.S. Treasury Obligations	—	2,483,448,208	—	2,483,448,208
Municipal Bonds & Notes	—	30,842,538	—	30,842,538
Mortgage-Backed Securities	—	69,904,311	—	69,904,311
Short-Term Investments	584,185,475	—	—	584,185,475
TOTAL INVESTMENTS	$584,185,475	$6,459,898,247	$—	$7,044,083,722
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	413,342,891	$413,466,894	$397,325,620	$367,359,403	$(13,993)	$(24,287)	443,306,170	$443,394,831	$42,535
State Street Navigator Securities Lending Portfolio II	207,198,249	207,198,249	350,406,008	416,813,613	—	—	140,790,644	140,790,644	68,233
Total		$620,665,143	$747,731,628	$784,173,016	$(13,993)	$(24,287)		$584,185,475	$110,768
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (a)	$100,000	$100,415
3.38%, 3/1/2041	70,000	73,544
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	50,000	50,642
4.20%, 6/1/2030	175,000	199,878
		424,479
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
1.43%, 2/4/2024	135,000	135,194
1.95%, 2/1/2024 (a)	161,000	164,840
2.20%, 2/4/2026	300,000	302,382
2.25%, 6/15/2026	50,000	50,869
2.60%, 10/30/2025	43,000	44,552
2.75%, 2/1/2026	50,000	52,042
2.80%, 3/1/2024	15,000	15,588
2.80%, 3/1/2027	216,000	224,292
2.95%, 2/1/2030 (a)	125,000	127,352
3.10%, 5/1/2026	365,000	384,918
3.25%, 2/1/2028	50,000	52,850
3.25%, 2/1/2035	65,000	65,189
3.50%, 3/1/2039	25,000	24,955
3.63%, 2/1/2031	30,000	32,140
3.75%, 2/1/2050	125,000	126,731
3.85%, 11/1/2048	63,000	64,343
3.90%, 5/1/2049	115,000	118,611
4.88%, 5/1/2025	125,000	139,166
5.04%, 5/1/2027	100,000	114,938
5.15%, 5/1/2030	250,000	293,520
5.71%, 5/1/2040	320,000	407,178
5.81%, 5/1/2050	150,000	200,499
5.88%, 2/15/2040	515,000	646,572
General Dynamics Corp.:
1.15%, 6/1/2026 (a)	35,000	35,082
1.88%, 8/15/2023	50,000	51,304
2.13%, 8/15/2026	150,000	156,306
2.25%, 11/15/2022	122,000	124,056
2.25%, 6/1/2031	30,000	30,613
2.63%, 11/15/2027	37,000	39,359
2.85%, 6/1/2041	40,000	40,830
3.25%, 4/1/2025	275,000	295,331
3.50%, 5/15/2025	15,000	16,278
3.63%, 4/1/2030 (a)	100,000	112,154
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	83,000	87,478
3.85%, 12/15/2026	253,000	280,407
4.40%, 6/15/2028	200,000	228,172
5.05%, 4/27/2045	38,000	49,601
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	20,000	19,867
2.80%, 6/15/2050	120,000	118,948
Security Description	Principal Amount	Value
3.80%, 3/1/2045	$447,000	$517,112
4.07%, 12/15/2042	73,000	87,094
Northrop Grumman Corp.:
3.20%, 2/1/2027 (a)	365,000	395,120
3.85%, 4/15/2045	300,000	341,232
7.75%, 2/15/2031 (b)	100,000	143,463
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	121,340
2.82%, 9/1/2051	200,000	190,736
3.20%, 3/15/2024	50,000	52,963
4.15%, 5/15/2045	497,000	580,774
4.63%, 11/16/2048	179,000	226,073
4.88%, 10/15/2040	104,000	131,803
5.70%, 4/15/2040	8,000	10,970
6.13%, 7/15/2038	240,000	337,793
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	50,000	49,970
0.95%, 4/1/2024	125,000	125,134
1.60%, 4/1/2026	50,000	50,310
2.25%, 4/1/2028 (a)	50,000	50,827
2.75%, 4/1/2031	50,000	51,178
		8,938,399
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	10,000	10,363
2.45%, 2/4/2032	300,000	288,684
3.40%, 2/4/2041	85,000	80,379
3.70%, 2/4/2051	100,000	94,030
3.88%, 9/16/2046	50,000	48,699
4.00%, 2/4/2061	75,000	72,159
4.45%, 5/6/2050	100,000	105,414
4.50%, 5/2/2043	362,000	388,223
4.80%, 2/14/2029	168,000	193,212
5.80%, 2/14/2039	135,000	166,134
5.95%, 2/14/2049	120,000	152,808
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	438,000	466,050
2.70%, 9/15/2051	50,000	48,964
BAT Capital Corp.:
2.26%, 3/25/2028	150,000	149,011
2.79%, 9/6/2024	100,000	105,159
3.56%, 8/15/2027	285,000	307,045
3.73%, 9/25/2040	57,000	55,216
3.98%, 9/25/2050	50,000	48,247
4.70%, 4/2/2027	425,000	479,880
4.76%, 9/6/2049	25,000	26,883
4.91%, 4/2/2030	175,000	200,604
5.28%, 4/2/2050	25,000	28,710
BAT International Finance PLC 1.67%, 3/25/2026	125,000	125,062
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	100,000	101,387
3.75%, 9/25/2027 (a)	222,000	245,148
4.35%, 3/15/2024	18,000	19,461

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Philip Morris International, Inc.:
1.13%, 5/1/2023	$125,000	$126,589
1.50%, 5/1/2025	115,000	116,689
2.10%, 5/1/2030	152,000	151,254
2.50%, 11/2/2022	215,000	219,674
2.75%, 2/25/2026	140,000	148,434
4.25%, 11/10/2044	225,000	257,742
4.38%, 11/15/2041	50,000	57,805
4.88%, 11/15/2043	175,000	215,425
Reynolds American, Inc.:
4.45%, 6/12/2025	323,000	356,088
5.70%, 8/15/2035	50,000	59,784
5.85%, 8/15/2045	200,000	243,582
7.25%, 6/15/2037	50,000	67,356
		6,027,354
AIRLINES — 0.5%
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	78,700	79,514
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	23,899	24,074
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	64,310	65,603
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	15,635	16,391
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	117,526	117,351
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	232,148	253,124
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	25,364
2.75%, 11/16/2022	75,000	76,783
5.13%, 6/15/2027	167,000	195,280
5.25%, 5/4/2025	162,000	183,343
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	34,197	35,756
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	30,313	31,961
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	136,469	146,196
Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$33,143	$34,799
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	85,868	90,377
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,195	8,871
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	162,427	163,934
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	210,206	222,407
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	148,396	165,488
		1,936,616
APPAREL — 0.3%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,259
3.25%, 3/27/2040	140,000	152,681
3.38%, 3/27/2050	155,000	173,485
PVH Corp. 4.63%, 7/10/2025	130,000	143,108
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	325,000	342,537
Tapestry, Inc. 4.25%, 4/1/2025	100,000	108,229
VF Corp.:
2.40%, 4/23/2025	350,000	364,469
2.95%, 4/23/2030	30,000	31,561
		1,342,329
AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.:
0.75%, 8/9/2024	35,000	34,995
1.30%, 9/9/2026	40,000	39,950
Series GMTN, 3.55%, 1/12/2024 (a)	50,000	53,300
Series MTN, 0.35%, 4/20/2023	100,000	99,933
Series MTN, 0.65%, 9/8/2023	140,000	140,559
Series MTN, 0.88%, 7/7/2023	15,000	15,128
Series MTN, 1.20%, 7/8/2025	100,000	100,537

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.95%, 5/10/2023	$90,000	$92,197
Series MTN, 2.00%, 3/24/2028	45,000	45,758
Series MTN, 2.15%, 9/10/2024	21,000	21,837
Series MTN, 2.35%, 1/8/2027	300,000	313,296
Series MTN, 2.40%, 6/27/2024	67,000	69,997
Series MTN, 2.90%, 2/16/2024	100,000	105,276
Cummins, Inc. 3.65%, 10/1/2023	266,000	281,127
General Motors Co.:
4.88%, 10/2/2023	428,000	462,471
5.00%, 10/1/2028	25,000	28,931
5.40%, 10/2/2023	315,000	343,618
5.40%, 4/1/2048	80,000	99,337
6.13%, 10/1/2025	50,000	58,603
6.25%, 10/2/2043	100,000	134,521
6.60%, 4/1/2036	280,000	376,278
6.75%, 4/1/2046	100,000	141,753
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	100,000	100,425
1.50%, 6/10/2026	50,000	49,711
1.70%, 8/18/2023	142,000	144,721
2.35%, 1/8/2031 (a)	150,000	147,010
2.70%, 8/20/2027	25,000	25,966
2.70%, 6/10/2031	50,000	49,857
2.75%, 6/20/2025	25,000	26,144
3.50%, 11/7/2024	65,000	69,472
3.60%, 6/21/2030	50,000	53,563
3.70%, 5/9/2023	127,000	132,554
4.00%, 1/15/2025	110,000	118,978
4.35%, 4/9/2025	49,000	53,784
4.35%, 1/17/2027	200,000	224,238
5.10%, 1/17/2024	15,000	16,365
5.65%, 1/17/2029	50,000	60,121
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	40,000	40,001
Series MTN, 0.35%, 2/2/2024	80,000	79,624
Series MTN, 0.80%, 6/8/2023	5,000	5,036
Series MTN, 1.10%, 5/11/2026	70,000	69,816
Series MTN, 1.80%, 2/6/2025	20,000	20,583
Series MTN, 1.90%, 2/7/2023	15,000	15,315
Toyota Motor Corp. 3.42%, 7/20/2023	100,000	105,518
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	$100,000	$99,532
0.63%, 9/13/2024	40,000	39,916
1.90%, 9/12/2031	50,000	49,095
3.65%, 1/8/2029	27,000	30,411
Series GMTN, 2.70%, 1/11/2023	25,000	25,755
Series GMTN, 3.05%, 1/11/2028	125,000	135,427
Series GMTN, 3.45%, 9/20/2023	363,000	384,500
Series MTN, 0.35%, 10/14/2022	50,000	50,071
Series MTN, 0.40%, 4/6/2023	55,000	55,100
Series MTN, 0.80%, 10/16/2025	50,000	49,360
Series MTN, 1.15%, 8/13/2027	60,000	58,995
Series MTN, 1.35%, 8/25/2023	200,000	203,672
Series MTN, 1.65%, 1/10/2031 (a)	100,000	97,247
Series MTN, 1.90%, 4/6/2028	100,000	101,294
Series MTN, 2.00%, 10/7/2024 (a)	50,000	51,902
Series MTN, 2.15%, 2/13/2030	25,000	25,372
Series MTN, 2.90%, 3/30/2023	205,000	212,964
Series MTN, 3.00%, 4/1/2025	10,000	10,660
Series MTN, 3.38%, 4/1/2030	105,000	116,335
		6,465,812
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	42,409
BorgWarner, Inc.:
2.65%, 7/1/2027	15,000	15,822
4.38%, 3/15/2045	69,000	81,236
Lear Corp.:
3.80%, 9/15/2027	50,000	55,327
4.25%, 5/15/2029	286,000	319,634
Magna International, Inc. 4.15%, 10/1/2025	38,000	42,110
		556,538
BANKS — 20.0%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	100,000	102,601
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	450,000	452,484

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Banco Santander SA:
2.71%, 6/27/2024	$100,000	$105,177
2.75%, 5/28/2025	640,000	671,046
2.96%, 3/25/2031	315,000	323,722
3.85%, 4/12/2023	75,000	78,742
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	200,000	200,386
Bank of America Corp.:
6.11%, 1/29/2037	446,000	601,391
7.75%, 5/14/2038	200,000	313,346
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	889,000	916,017
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	56,000	59,837
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	50,000	54,235
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	145,000	168,373
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	300,000	293,826
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	100,000	100,514
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	190,000	190,982
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	225,000	221,809
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	100,000	102,083
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	375,000	366,592
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	227,000	239,033
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	172,000	175,447
Series GMTN, 3.50%, 4/19/2026	320,000	349,382
Series L, 3.95%, 4/21/2025	15,000	16,347
Series MTN, 2.50%, 10/21/2022	450,000	450,463
Series MTN, 3.88%, 8/1/2025	75,000	82,574
Series MTN, 4.00%, 4/1/2024 (a)	432,000	467,580
Series MTN, 4.00%, 1/22/2025	187,000	203,383
Series MTN, 4.20%, 8/26/2024	115,000	125,782
Series MTN, 4.45%, 3/3/2026	300,000	336,009
Series MTN, 5.00%, 1/21/2044	609,000	796,493
Series MTN, 5.88%, 2/7/2042	200,000	285,800
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	$25,000	$25,652
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	25,000	26,120
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	588,000	622,251
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	400,000	425,540
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	125,000	126,495
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	1,000	1,088
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	409,000	455,008
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	225,000	234,884
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	71,000	80,508
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	225,000	275,571
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	125,000	155,232
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	200,000	236,622
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	102,000	101,984
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	75,000	75,261
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	200,000	198,318
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	300,000	299,742
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	233,000	232,928
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	125,000	120,414
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	50,000	48,088
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	100,000	96,672
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	550,000	552,794
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (c)	200,000	203,708
Bank of Montreal:
0.45%, 12/8/2023	70,000	69,994

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.40%, 9/15/2023	$35,000	$35,037
1.25%, 9/15/2026	50,000	49,653
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	55,000	60,169
Series MTN, 0.63%, 7/9/2024	315,000	314,512
Series MTN, 2.05%, 11/1/2022	160,000	163,091
Series MTN, 2.50%, 6/28/2024 (a)	150,000	157,327
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	50,000	49,191
Bank of New York Mellon Corp:
Series MTN, 1.05%, 10/15/2026	75,000	74,348
Series MTN, 1.80%, 7/28/2031	100,000	97,806
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	75,000	80,173
Series MTN, 0.50%, 4/26/2024	100,000	99,800
Series MTN, 1.65%, 7/14/2028	100,000	99,939
Series MTN, 1.85%, 1/27/2023	20,000	20,388
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (a) (c)	402,000	442,236
Bank of Nova Scotia:
0.40%, 9/15/2023	40,000	39,986
0.55%, 9/15/2023	50,000	50,103
0.65%, 7/31/2024	70,000	69,808
0.70%, 4/15/2024	50,000	49,977
1.30%, 6/11/2025	167,000	168,152
1.30%, 9/15/2026	50,000	49,643
1.35%, 6/24/2026	100,000	99,979
1.63%, 5/1/2023	221,000	225,528
2.00%, 11/15/2022	100,000	101,913
2.15%, 8/1/2031	100,000	99,255
2.70%, 8/3/2026	25,000	26,501
3.40%, 2/11/2024	100,000	106,268
BankUnited, Inc. 5.13%, 6/11/2030	100,000	115,492
Barclays PLC:
3.65%, 3/16/2025	233,000	250,710
3.68%, 1/10/2023	15,000	15,131
5.20%, 5/12/2026	700,000	801,451
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	200,000	200,910
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	200,000	213,304
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	274,000	290,037
Security Description	Principal Amount	Value
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	$200,000	$207,142
BPCE SA 4.00%, 4/15/2024	15,000	16,241
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	75,005
0.95%, 6/23/2023	310,000	312,666
1.25%, 6/22/2026	100,000	99,029
3.10%, 4/2/2024 (a)	25,000	26,473
Citigroup, Inc.:
3.20%, 10/21/2026	1,110,000	1,196,924
3.70%, 1/12/2026	100,000	109,818
3.88%, 3/26/2025	33,000	35,859
4.13%, 7/25/2028	556,000	620,969
4.45%, 9/29/2027	250,000	284,327
4.60%, 3/9/2026	92,000	103,995
6.13%, 8/25/2036	100,000	137,230
6.68%, 9/13/2043	519,000	795,253
8.13%, 7/15/2039	165,000	280,787
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	7,000	7,435
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	365,000	386,079
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	420,000	456,863
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	477,000	524,566
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	50,000	60,903
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	100,000	100,382
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	200,000	198,940
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	10,000	10,016
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	55,000	55,630
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	512,000	522,030
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	100,000	101,872
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	80,000	84,938
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	50,000	50,278
2.85%, 7/27/2026	215,000	228,442
3.25%, 4/30/2030	30,000	32,159
Comerica, Inc. 4.00%, 2/1/2029	325,000	371,602
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	290,000	288,683

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 11/9/2022	$200,000	$207,588
4.38%, 8/4/2025	80,000	88,646
4.63%, 12/1/2023	50,000	54,162
5.75%, 12/1/2043	300,000	423,330
Credit Suisse AG:
0.50%, 2/2/2024	305,000	303,984
1.00%, 5/5/2023	200,000	201,774
1.25%, 8/7/2026	250,000	246,517
2.95%, 4/9/2025	100,000	106,016
Series FXD, 0.52%, 8/9/2023	250,000	250,262
Credit Suisse Group AG:
3.75%, 3/26/2025	50,000	53,937
4.88%, 5/15/2045	222,000	277,820
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	149,854
3.70%, 5/30/2024	200,000	213,096
SOFR + 0.72%, 3.04%, 5/28/2032 (c)	150,000	153,060
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	150,000	150,916
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	200,000	216,332
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	250,000	267,090
Discover Bank:
2.45%, 9/12/2024	100,000	104,249
Series BKNT, 3.45%, 7/27/2026	125,000	135,474
Series BKNT, 4.25%, 3/13/2026	19,000	21,173
Series BKNT, 4.65%, 9/13/2028	75,000	87,037
Fifth Third Bancorp:
2.55%, 5/5/2027	100,000	105,162
4.30%, 1/16/2024	22,000	23,678
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	160,000	176,275
Series BKNT, 3.95%, 7/28/2025	50,000	55,354
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	125,000	152,516
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	75,000	91,161
Series BKNT, 4.63%, 2/13/2047 (a)	35,000	44,188
FNB Corp. 2.20%, 2/24/2023	10,000	10,150
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	165,000	165,071
2.60%, 2/7/2030	125,000	128,648
3.50%, 4/1/2025	274,000	294,588
3.50%, 11/16/2026	553,000	598,274
Security Description	Principal Amount	Value
3.63%, 1/22/2023	$455,000	$474,210
3.63%, 2/20/2024	100,000	106,580
3.75%, 2/25/2026	95,000	104,152
5.95%, 1/15/2027	100,000	120,469
6.25%, 2/1/2041	75,000	109,542
6.45%, 5/1/2036	580,000	801,780
6.75%, 10/1/2037	590,000	844,603
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	313,000	354,097
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	100,000	114,905
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	300,000	359,853
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	100,000	100,034
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	200,000	200,240
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	299,000	298,115
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	100,000	99,706
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	70,000	70,826
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	85,000	84,015
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	179,000	185,065
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	105,000	112,137
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	180,000	178,306
Series FXD, 0.48%, 1/27/2023	390,000	390,051
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	307,000	307,267
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	80,000	78,821
HSBC Holdings PLC:
3.90%, 5/25/2026	450,000	494,541
4.25%, 3/14/2024	100,000	107,420
4.30%, 3/8/2026	100,000	111,381
6.50%, 5/2/2036	614,000	846,252
6.50%, 9/15/2037	175,000	243,637
6.80%, 6/1/2038	270,000	385,433
7.63%, 5/17/2032	200,000	280,190
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	115,000	118,289
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	100,000	110,248

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	$84,000	$92,816
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	202,730
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	200,000	198,778
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	198,536
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	554,000	553,645
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	510,580
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	334,000	350,092
5 year CMT + 1.17%, 2.49%, 8/15/2036 (b) (c)	50,000	49,267
ING Groep NV:
3.95%, 3/29/2027	330,000	369,742
4.05%, 4/9/2029	100,000	113,635
4.10%, 10/2/2023	35,000	37,464
4.55%, 10/2/2028	3,000	3,514
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	106,012
JPMorgan Chase & Co.:
2.97%, 1/15/2023	145,000	146,092
3.20%, 1/25/2023	11,000	11,418
3.38%, 5/1/2023	676,000	706,941
3.63%, 12/1/2027	622,000	679,286
3.88%, 9/10/2024	153,000	166,403
4.13%, 12/15/2026	189,000	212,404
4.85%, 2/1/2044	100,000	130,236
6.40%, 5/15/2038	267,000	389,110
7.63%, 10/15/2026	400,000	514,304
7.75%, 7/15/2025	200,000	247,590
8.00%, 4/29/2027	300,000	397,110
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	240,000	251,198
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	300,000	317,142
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	5,000	5,358
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	395,000	417,321
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	500,000	566,625
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	497,000	571,754
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	278,000	303,868
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	$9,000	$10,468
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	275,000	333,129
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	65,000	64,956
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	100,000	100,281
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	85,000	85,193
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	114,264
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (c)	101,000	99,398
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	65,000	65,120
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	355,000	355,781
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	407,000	422,018
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	75,000	76,166
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	100,000	103,853
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	440,000	417,894
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	200,000	210,676
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	150,000	153,768
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	350,000	360,017
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	284,000	290,029
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	200,000	204,040
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	110,000	113,842
KeyBank NA:
Series BKNT, 3.38%, 3/7/2023	75,000	78,203
Series BKNT, 3.90%, 4/13/2029	100,000	111,531
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	103,368
Series MTN, 2.55%, 10/1/2029	157,000	163,186
Series MTN, 4.15%, 10/29/2025	115,000	128,100
Lloyds Banking Group PLC:
3.90%, 3/12/2024	75,000	80,630
4.38%, 3/22/2028	554,000	630,247
4.45%, 5/8/2025	200,000	221,976
4.50%, 11/4/2024	215,000	235,969

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	$200,000	$199,792
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	300,000	311,130
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	100,000	98,190
2.53%, 9/13/2023	200,000	207,892
2.56%, 2/25/2030	200,000	205,004
2.76%, 9/13/2026	211,000	223,000
3.20%, 7/18/2029	300,000	321,198
3.46%, 3/2/2023	329,000	343,203
3.68%, 2/22/2027	78,000	86,071
3.74%, 3/7/2029	50,000	55,641
3.75%, 7/18/2039	150,000	168,759
3.76%, 7/26/2023	15,000	15,898
3.96%, 3/2/2028	100,000	112,142
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	100,152
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	50,000	50,222
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	99,861
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	200,000	198,246
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027	275,000	295,831
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	200,000	205,684
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	15,000	15,932
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	75,000	85,367
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	15,000	15,054
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	255,000	257,920
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	200,000	199,490
1 year CMT + 0.90%, 2.26%, 7/9/2032 (c)	200,000	197,134
Morgan Stanley:
4.38%, 1/22/2047	95,000	118,127
4.88%, 11/1/2022	150,000	157,156
5.00%, 11/24/2025	150,000	171,400
6.38%, 7/24/2042	583,000	886,941
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	250,000	274,655
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	149,572
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	245,000	245,826
Security Description	Principal Amount	Value
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	$100,000	$98,244
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	145,000	145,418
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	300,000	293,439
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	55,000	57,505
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	316,000	326,286
SOFR + 0.51%, 0.79%, 1/22/2025 (c)	150,000	150,097
SOFR + 0.86%, 1.51%, 7/20/2027 (c)	150,000	149,292
SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	196,598
Series F, 3.88%, 4/29/2024	398,000	429,414
Series GMTN, 3.13%, 1/23/2023	95,000	98,361
Series GMTN, 3.70%, 10/23/2024	301,000	326,513
Series GMTN, 3.75%, 2/25/2023	15,000	15,691
Series GMTN, 3.88%, 1/27/2026	470,000	519,491
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	288,450
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	50,000	49,904
Series MTN, 3.13%, 7/27/2026	400,000	430,508
Series MTN, 6.25%, 8/9/2026	173,000	210,868
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	280,000	280,160
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	275,000	275,418
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	60,000	57,595
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	265,000	252,272
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	412,000	431,545
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	50,000	48,459
MUFG Union Bank NA Series BKNT, 2.10%, 12/9/2022	200,000	203,906
National Australia Bank, Ltd.:
3.00%, 1/20/2023	50,000	51,752
3.38%, 1/14/2026	115,000	125,901
Series BKNT, 2.50%, 7/12/2026	100,000	105,989
National Bank of Canada:
Series MTN, 2.10%, 2/1/2023	15,000	15,335

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	$250,000	$249,402
Natwest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	250,000	249,840
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	600,000	638,646
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	100,000	114,475
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	150,000	177,105
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	100,000	100,167
Northern Trust Corp. 1.95%, 5/1/2030	130,000	130,360
PNC Bank NA Series BKNT, 3.25%, 6/1/2025	150,000	161,730
PNC Financial Services Group Inc 1.15%, 8/13/2026 (a)	400,000	400,812
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	166,000	181,352
3.45%, 4/23/2029	160,000	177,181
3.90%, 4/29/2024	216,000	232,772
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	65,000	65,818
Regions Financial Corp. 1.80%, 8/12/2028	200,000	197,758
Royal Bank of Canada:
0.65%, 7/29/2024	175,000	174,527
1.20%, 4/27/2026	355,000	352,916
Series GMTN, 0.43%, 1/19/2024	16,000	15,933
Series GMTN, 0.88%, 1/20/2026	100,000	98,437
Series GMTN, 1.60%, 4/17/2023	20,000	20,390
Series GMTN, 2.55%, 7/16/2024	50,000	52,488
Series GMTN, 3.70%, 10/5/2023	210,000	223,528
Series MTN, 0.50%, 10/26/2023	105,000	105,063
Series MTN, 1.15%, 6/10/2025	35,000	35,070
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	200,000	213,668
3.40%, 1/18/2023	75,000	77,548
4.40%, 7/13/2027	125,000	140,395
3.50%, 6/7/2024	15,000	15,935
Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	$382,000	$394,801
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	50,000	54,665
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	200,388
Santander UK PLC:
2.88%, 6/18/2024	50,000	52,800
4.00%, 3/13/2024	15,000	16,195
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	500,000	495,940
1.47%, 7/8/2025	600,000	604,446
2.13%, 7/8/2030	200,000	197,458
2.22%, 9/17/2031	200,000	196,918
2.35%, 1/15/2025	200,000	207,668
2.63%, 7/14/2026	290,000	305,234
2.93%, 9/17/2041	100,000	97,422
3.20%, 9/17/2029	75,000	78,976
3.36%, 7/12/2027 (a)	100,000	109,351
3.45%, 1/11/2027	70,000	76,476
4.31%, 10/16/2028 (a)	125,000	143,495
SVB Financial Group:
1.80%, 2/2/2031 (a)	65,000	62,449
2.10%, 5/15/2028	80,000	80,793
3.13%, 6/5/2030	15,000	16,047
Toronto-Dominion Bank:
0.55%, 3/4/2024	150,000	149,616
0.70%, 9/10/2024	250,000	249,495
1.25%, 9/10/2026	150,000	148,997
2.00%, 9/10/2031	100,000	98,289
Series MTN, 0.25%, 1/6/2023	330,000	329,858
Series MTN, 0.30%, 6/2/2023	100,000	99,886
Series MTN, 0.45%, 9/11/2023	100,000	100,037
Series MTN, 1.15%, 6/12/2025	68,000	68,167
Truist Bank:
Series BKNT, 3.30%, 5/15/2026 (a)	100,000	108,987
Series BNKT, 3.20%, 4/1/2024	100,000	106,233
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	290,000	283,414
Series MTN, 2.50%, 8/1/2024	150,000	157,683
Series MTN, 3.70%, 6/5/2025	50,000	54,719
Series MTN, 3.75%, 12/6/2023	200,000	213,696

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	$425,000	$424,919
US Bancorp:
Series MTN, 1.38%, 7/22/2030	450,000	429,030
Series MTN, 3.60%, 9/11/2024	211,000	228,454
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (a) (c)	20,000	20,297
Wachovia Corp. 7.57%, 8/1/2026 (d)	570,000	723,529
Wells Fargo & Co.:
3.00%, 10/23/2026	425,000	455,260
5.38%, 11/2/2043	100,000	132,568
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	65,000	67,115
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	185,000	190,415
Series GMTN, 4.30%, 7/22/2027	400,000	453,960
Series GMTN, 4.90%, 11/17/2045	50,000	62,947
Series M, 3.45%, 2/13/2023	5,000	5,207
Series MTN, 3.55%, 9/29/2025	303,000	329,852
Series MTN, 3.75%, 1/24/2024	234,000	250,092
Series MTN, 4.15%, 1/24/2029	500,000	567,620
Series MTN, 4.40%, 6/14/2046	200,000	238,114
Series MTN, 4.65%, 11/4/2044	831,000	1,012,283
Series MTN, 4.75%, 12/7/2046	175,000	218,911
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	50,000	54,830
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	70,000	70,188
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	224,000	233,325
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	400,000	407,932
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	190,000	195,964
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (c)	210,000	244,946
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	200,000	269,236
Western Alliance Bancorp SOFR + 2.25%, 3.00%, 6/15/2031 (c)	40,000	40,721
Westpac Banking Corp.:
2.15%, 6/3/2031	175,000	176,486
2.35%, 2/19/2025	100,000	104,581
Security Description	Principal Amount	Value
2.65%, 1/16/2030	$20,000	$21,251
2.85%, 5/13/2026	214,000	230,384
3.30%, 2/26/2024	225,000	239,636
3.35%, 3/8/2027	200,000	219,728
3.40%, 1/25/2028	263,000	290,731
3.65%, 5/15/2023	15,000	15,807
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	125,000	122,361
		84,540,801
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	170,000	186,543
4.90%, 2/1/2046	554,000	687,996
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	275,000	301,678
4.63%, 2/1/2044	386,000	457,097
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	233,000	250,652
4.00%, 4/13/2028	305,000	344,195
4.35%, 6/1/2040	225,000	262,276
4.44%, 10/6/2048	209,000	245,270
4.50%, 6/1/2050	15,000	17,947
4.60%, 4/15/2048	485,000	580,598
4.75%, 1/23/2029	65,000	76,539
4.90%, 1/23/2031 (a)	225,000	273,319
5.80%, 1/23/2059	175,000	248,206
8.00%, 11/15/2039	111,000	180,394
8.20%, 1/15/2039	50,000	81,664
Brown-Forman Corp. 4.00%, 4/15/2038	100,000	116,653
Coca-Cola Co.:
1.00%, 3/15/2028	336,000	324,526
1.50%, 3/5/2028	230,000	229,259
1.65%, 6/1/2030	235,000	229,527
2.00%, 3/5/2031 (a)	35,000	35,050
2.25%, 1/5/2032	415,000	420,358
2.50%, 3/15/2051	35,000	33,017
2.60%, 6/1/2050	50,000	47,876
2.75%, 6/1/2060	50,000	48,335
2.88%, 5/5/2041	100,000	103,065
3.00%, 3/5/2051 (a)	65,000	67,186
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	75,000	82,180
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	208,000	197,124
5.25%, 11/26/2043	25,000	33,067
Constellation Brands, Inc.:
2.25%, 8/1/2031	65,000	63,959
3.20%, 2/15/2023	171,000	177,011
3.60%, 2/15/2028	260,000	286,094
4.50%, 5/9/2047	159,000	189,723

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 11/15/2028	$115,000	$133,792
Diageo Capital PLC 2.63%, 4/29/2023	169,000	174,116
Diageo Captial PLC 2.13%, 10/24/2024 (a)	155,000	161,445
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	608,000	636,576
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	35,000	35,023
2.25%, 3/15/2031 (a)	30,000	30,030
3.13%, 12/15/2023	100,000	105,376
3.35%, 3/15/2051	20,000	20,802
3.80%, 5/1/2050	100,000	112,520
4.06%, 5/25/2023	151,000	159,618
4.42%, 5/25/2025	50,000	55,556
4.99%, 5/25/2038	100,000	125,243
7.45%, 5/1/2038	6,000	9,045
Molson Coors Beverage Co. 4.20%, 7/15/2046	242,000	267,831
PepsiCo, Inc.:
0.40%, 10/7/2023	100,000	100,162
1.40%, 2/25/2031	40,000	38,419
2.88%, 10/15/2049	65,000	66,193
3.00%, 10/15/2027	300,000	328,305
3.38%, 7/29/2049	95,000	104,274
3.45%, 10/6/2046	115,000	127,070
3.60%, 3/1/2024	308,000	328,516
4.25%, 10/22/2044	100,000	122,210
4.60%, 7/17/2045	128,000	164,845
7.00%, 3/1/2029 (a)	100,000	137,586
		10,422,937
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.65%, 8/15/2028	200,000	196,464
1.90%, 2/21/2025	15,000	15,424
2.00%, 1/15/2032	200,000	192,830
2.20%, 2/21/2027	340,000	351,573
2.45%, 2/21/2030	125,000	127,741
2.77%, 9/1/2053	100,000	92,619
2.80%, 8/15/2041	200,000	193,456
3.00%, 1/15/2052	200,000	193,138
3.15%, 2/21/2040	263,000	268,092
3.38%, 2/21/2050	50,000	51,724
3.63%, 5/22/2024	195,000	208,851
4.66%, 6/15/2051	202,000	254,991
Baxalta, Inc.:
4.00%, 6/23/2025	406,000	444,338
5.25%, 6/23/2045	270,000	361,092
Biogen, Inc.:
3.15%, 5/1/2050	100,000	96,036
3.25%, 2/15/2051 (b)	343,000	335,708
4.05%, 9/15/2025	15,000	16,550
Gilead Sciences, Inc.:
1.20%, 10/1/2027	145,000	141,745
Security Description	Principal Amount	Value
2.50%, 9/1/2023	$100,000	$103,705
3.65%, 3/1/2026	75,000	82,146
4.00%, 9/1/2036	132,000	151,799
4.50%, 2/1/2045	314,000	381,124
5.65%, 12/1/2041	310,000	425,469
Illumina, Inc. 0.55%, 3/23/2023	50,000	50,011
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	104,531
Royalty Pharma PLC:
0.75%, 9/2/2023	125,000	125,399
1.20%, 9/2/2025	135,000	134,063
2.15%, 9/2/2031	55,000	52,963
2.20%, 9/2/2030 (a)	20,000	19,589
3.30%, 9/2/2040	130,000	129,931
3.35%, 9/2/2051	60,000	56,884
3.55%, 9/2/2050 (a)	130,000	127,865
		5,487,851
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	30,000	31,084
2.72%, 2/15/2030	25,000	25,848
3.38%, 4/5/2040	100,000	104,747
3.58%, 4/5/2050	200,000	212,318
Eagle Materials, Inc. 2.50%, 7/1/2031	100,000	98,959
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	163,000	173,357
Johnson Controls International PLC:
4.63%, 7/2/2044	136,000	165,542
4.95%, 7/2/2064 (d)	50,000	66,094
3.63%, 7/2/2024 (d)	8,000	8,540
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 9/16/2031	60,000	58,511
Lennox International, Inc. 1.35%, 8/1/2025	55,000	55,008
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	15,000	15,026
2.40%, 7/15/2031	25,000	25,130
3.20%, 7/15/2051	35,000	34,802
3.50%, 12/15/2027	245,000	269,637
4.25%, 12/15/2047	135,000	156,558
Masco Corp.:
1.50%, 2/15/2028	25,000	24,314
2.00%, 10/1/2030	100,000	96,708
2.00%, 2/15/2031	50,000	48,352
3.13%, 2/15/2051	15,000	14,766
Owens Corning 3.40%, 8/15/2026	212,000	228,939

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vulcan Materials Co.:
3.50%, 6/1/2030	$100,000	$109,745
3.90%, 4/1/2027	50,000	56,043
4.70%, 3/1/2048	75,000	92,950
		2,172,978
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	10,000	10,189
2.05%, 5/15/2030	10,000	10,109
2.70%, 5/15/2040	75,000	75,610
2.80%, 5/15/2050	174,000	173,207
Celanese US Holdings LLC:
1.40%, 8/5/2026	25,000	24,829
3.50%, 5/8/2024	45,000	47,941
Dow Chemical Co.:
3.63%, 5/15/2026	55,000	60,295
4.25%, 10/1/2034	186,000	213,465
4.80%, 11/30/2028	100,000	118,205
4.80%, 5/15/2049	110,000	138,769
5.25%, 11/15/2041	86,000	111,256
9.40%, 5/15/2039	29,000	52,195
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	238,000	279,017
5.32%, 11/15/2038	210,000	271,566
5.42%, 11/15/2048	60,000	82,295
Eastman Chemical Co. 4.65%, 10/15/2044	214,000	256,443
Ecolab, Inc.:
2.13%, 8/15/2050	50,000	43,911
2.75%, 8/18/2055 (b)	53,000	50,982
3.25%, 12/1/2027 (a)	185,000	202,360
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	10,000	10,209
FMC Corp.:
3.45%, 10/1/2029	115,000	123,872
4.50%, 10/1/2049	15,000	17,654
Huntsman International LLC:
2.95%, 6/15/2031 (a)	15,000	15,334
4.50%, 5/1/2029	163,000	184,343
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	19,287
Linde, Inc.:
2.00%, 8/10/2050	135,000	115,727
2.65%, 2/5/2025	12,000	12,603
2.70%, 2/21/2023	15,000	15,409
LYB International Finance B.V.:
4.00%, 7/15/2023	69,000	73,190
4.88%, 3/15/2044	100,000	122,877
5.25%, 7/15/2043	476,000	611,665
Mosaic Co. 4.88%, 11/15/2041	245,000	288,666
NewMarket Corp. 2.70%, 3/18/2031	100,000	100,081
Security Description	Principal Amount	Value
Nutrien, Ltd.:
3.38%, 3/15/2025	$100,000	$107,079
4.90%, 6/1/2043	25,000	31,443
5.25%, 1/15/2045	47,000	61,899
PPG Industries, Inc. 1.20%, 3/15/2026	85,000	84,525
Praxair, Inc. 1.10%, 8/10/2030	50,000	46,509
RPM International, Inc. 4.55%, 3/1/2029	115,000	131,452
Sherwin-Williams Co.:
3.45%, 8/1/2025	12,000	12,996
3.80%, 8/15/2049	175,000	195,991
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	171,440
5.00%, 8/15/2046	92,000	113,941
		4,890,836
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	71,300
1.70%, 5/15/2028	115,000	116,329
Block Financial LLC 3.88%, 8/15/2030	241,000	262,136
California Endowment Series 2021, 2.50%, 4/1/2051	25,000	24,036
California Institute of Technology 3.65%, 9/1/2119	39,000	43,831
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	13,859
Duke University Series 2020, 2.83%, 10/1/2055	20,000	20,282
Equifax, Inc.:
2.35%, 9/15/2031	100,000	98,573
2.60%, 12/1/2024	60,000	62,976
3.30%, 12/15/2022	29,000	29,780
George Washington University Series 2014, 4.30%, 9/15/2044	300,000	376,188
Georgetown University Series B, 4.32%, 4/1/2049	100,000	124,271
Global Payments, Inc.:
2.65%, 2/15/2025	200,000	208,956
2.90%, 5/15/2030	45,000	46,502
4.00%, 6/1/2023	50,000	52,729
4.15%, 8/15/2049	100,000	112,395
GXO Logistics, Inc.:
1.65%, 7/15/2026 (b)	100,000	99,327
2.65%, 7/15/2031 (b)	100,000	99,500
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	10,144

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Leland Stanford Junior University 3.65%, 5/1/2048	$50,000	$59,911
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	45,000	48,429
Series G, 2.29%, 7/1/2051	115,000	107,576
Moody's Corp.:
2.00%, 8/19/2031	50,000	48,902
2.55%, 8/18/2060	50,000	43,705
2.75%, 8/19/2041	50,000	48,483
3.25%, 5/20/2050	100,000	102,811
4.88%, 12/17/2048	96,000	125,443
5.25%, 7/15/2044	100,000	134,210
Northwestern University:
Series 2017, 3.66%, 12/1/2057	25,000	30,363
Series 2020, 2.64%, 12/1/2050	25,000	25,098
PayPal Holdings, Inc.:
1.65%, 6/1/2025	15,000	15,379
2.30%, 6/1/2030	15,000	15,376
2.40%, 10/1/2024	120,000	126,072
2.85%, 10/1/2029	120,000	127,814
3.25%, 6/1/2050 (a)	15,000	16,119
Quanta Services, Inc. 2.90%, 10/1/2030	170,000	175,695
RELX Capital, Inc. 3.00%, 5/22/2030	15,000	15,913
S&P Global, Inc.:
3.25%, 12/1/2049	115,000	122,706
4.00%, 6/15/2025	50,000	55,009
Trustees of Boston College 3.13%, 7/1/2052	20,000	20,978
Trustees of Boston University Series CC, 4.06%, 10/1/2048	25,000	30,456
Trustees of Princeton University 5.70%, 3/1/2039	213,000	310,128
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	25,000	28,303
Series 2020, 2.40%, 10/1/2050	100,000	94,881
University of Chicago:
Series 20B, 2.76%, 4/1/2045	5,000	5,074
Series C, 2.55%, 4/1/2050	100,000	96,034
University of Southern California:
2.81%, 10/1/2050	100,000	102,514
5.25%, 10/1/2111	135,000	207,302
Series A, 3.23%, 10/1/2120	20,000	20,217
Verisk Analytics, Inc.:
4.13%, 3/15/2029	100,000	113,423
5.50%, 6/15/2045	100,000	133,629
Security Description	Principal Amount	Value
Yale University Series 2020, 2.40%, 4/15/2050	$129,000	$124,046
		4,605,113
COMPUTERS — 2.6%
Amdocs, Ltd. 2.54%, 6/15/2030	50,000	49,783
Apple, Inc.:
0.55%, 8/20/2025 (a)	250,000	246,167
0.70%, 2/8/2026	275,000	271,983
1.20%, 2/8/2028	250,000	244,872
1.40%, 8/5/2028	250,000	246,190
1.65%, 2/8/2031 (a)	150,000	146,300
1.70%, 8/5/2031	250,000	243,720
1.80%, 9/11/2024	25,000	25,872
2.38%, 2/8/2041	100,000	95,898
2.40%, 5/3/2023	75,000	77,453
2.40%, 8/20/2050	55,000	50,525
2.45%, 8/4/2026	700,000	741,027
2.65%, 5/11/2050	150,000	144,404
2.65%, 2/8/2051	150,000	144,332
2.70%, 8/5/2051	250,000	243,097
2.75%, 1/13/2025	75,000	79,448
2.80%, 2/8/2061	100,000	96,161
2.85%, 5/11/2024	75,000	79,138
2.85%, 8/5/2061	250,000	241,710
2.95%, 9/11/2049	115,000	116,845
3.00%, 2/9/2024	301,000	317,266
3.00%, 6/20/2027	90,000	98,369
3.20%, 5/11/2027	474,000	519,812
3.35%, 2/9/2027	150,000	165,319
3.75%, 11/13/2047	68,000	78,481
3.85%, 5/4/2043	200,000	233,518
4.25%, 2/9/2047	275,000	340,433
4.45%, 5/6/2044	300,000	380,616
CGI, Inc.:
1.45%, 9/14/2026 (b)	40,000	39,593
2.30%, 9/14/2031 (b)	25,000	24,327
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	150,000	162,280
5.30%, 10/1/2029	100,000	120,926
5.85%, 7/15/2025	125,000	145,391
6.02%, 6/15/2026	228,000	271,926
8.10%, 7/15/2036	334,000	506,691
8.35%, 7/15/2046	119,000	194,325
DXC Technology Co.:
1.80%, 9/15/2026	50,000	49,932
2.38%, 9/15/2028	50,000	49,521
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	26,654
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	50,000	50,797
1.75%, 4/1/2026 (a)	50,000	50,743
4.45%, 10/2/2023	15,000	16,070

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 10/15/2035	$515,000	$680,094
6.35%, 10/15/2045	50,000	67,347
HP, Inc.:
1.45%, 6/17/2026 (b)	108,000	107,598
2.20%, 6/17/2025	50,000	51,619
2.65%, 6/17/2031 (b)	100,000	99,027
3.00%, 6/17/2027 (a)	50,000	53,495
3.40%, 6/17/2030	150,000	159,453
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	99,850
2.88%, 11/9/2022	75,000	77,130
3.00%, 5/15/2024	450,000	477,436
3.50%, 5/15/2029	497,000	548,867
3.63%, 2/12/2024	564,000	603,649
4.25%, 5/15/2049 (a)	160,000	193,957
5.60%, 11/30/2039	50,000	69,030
6.22%, 8/1/2027	11,000	13,782
7.13%, 12/1/2096 (a)	15,000	28,013
Leidos, Inc.:
2.30%, 2/15/2031	100,000	97,597
3.63%, 5/15/2025	105,000	113,367
4.38%, 5/15/2030	50,000	56,597
NetApp, Inc. 1.88%, 6/22/2025	115,000	117,827
Teledyne FLIR LLC 2.50%, 8/1/2030	10,000	10,072
		11,153,722
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	22,000	22,496
Series MTN, 4.00%, 8/15/2045	110,000	136,805
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	70,000	69,633
3.70%, 8/15/2042	19,000	21,080
6.00%, 5/15/2037	11,000	15,592
Procter & Gamble Co.:
1.00%, 4/23/2026	45,000	45,037
1.20%, 10/29/2030 (a)	100,000	95,027
2.70%, 2/2/2026	142,000	151,899
2.80%, 3/25/2027	15,000	16,148
2.85%, 8/11/2027	225,000	244,152
3.10%, 8/15/2023	75,000	78,908
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,046
1.75%, 8/12/2031	100,000	97,581
2.60%, 5/5/2024	200,000	209,836
5.90%, 11/15/2032	203,000	275,189
Series 30Y, 2.63%, 8/12/2051	100,000	96,473
		1,675,902
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
1.85%, 2/15/2025	$229,000	$235,797
4.60%, 6/15/2045	24,000	30,815
		266,612
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	150,000	148,347
2.88%, 8/14/2024	15,000	15,611
3.65%, 7/21/2027	30,000	31,842
4.45%, 10/1/2025	75,000	81,872
4.45%, 4/3/2026	165,000	180,223
4.50%, 9/15/2023	250,000	266,405
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	15,000	16,011
Air Lease Corp.:
0.80%, 8/18/2024	140,000	139,047
1.88%, 8/15/2026	50,000	49,850
2.10%, 9/1/2028	35,000	34,018
3.00%, 9/15/2023	68,000	70,676
4.25%, 9/15/2024	193,000	209,482
Series MTN, 3.00%, 2/1/2030	425,000	431,655
Aircastle, Ltd.:
4.40%, 9/25/2023	125,000	133,115
5.00%, 4/1/2023	15,000	15,927
Ally Financial, Inc.:
3.05%, 6/5/2023	490,000	508,390
8.00%, 11/1/2031	100,000	144,202
American Express Co.:
3.00%, 10/30/2024	75,000	80,045
3.40%, 2/27/2023	364,000	378,549
3.40%, 2/22/2024	2,000	2,128
4.20%, 11/6/2025	125,000	140,610
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	21,372
3.00%, 4/2/2025	75,000	79,670
3.70%, 10/15/2024	15,000	16,331
4.00%, 10/15/2023	100,000	107,082
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	15,000	14,746
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	59,056
BlackRock, Inc.:
3.20%, 3/15/2027	52,000	56,924
3.25%, 4/30/2029	750,000	824,242
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (b)	30,000	29,996
2.63%, 12/15/2026 (b)	50,000	49,893
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	23,924

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance I UK PLC 2.34%, 1/30/2032	$50,000	$49,215
Brookfield Finance LLC 3.45%, 4/15/2050	25,000	25,737
Brookfield Finance, Inc.:
2.72%, 4/15/2031	95,000	97,113
3.50%, 3/30/2051	50,000	52,139
4.00%, 4/1/2024	148,000	158,800
4.35%, 4/15/2030	125,000	143,905
Capital One Bank USA NA 3.38%, 2/15/2023 (a)	150,000	156,014
Capital One Financial Corp.:
2.60%, 5/11/2023	30,000	30,998
3.20%, 2/5/2025	43,000	45,920
3.65%, 5/11/2027	54,000	59,766
3.90%, 1/29/2024	200,000	214,132
4.20%, 10/29/2025	275,000	304,375
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	275,000	268,873
Cboe Global Markets, Inc. 1.63%, 12/15/2030	50,000	47,770
Charles Schwab Corp 3.75%, 4/1/2024 (a)	43,000	46,025
Charles Schwab Corp.:
0.75%, 3/18/2024	200,000	200,946
1.65%, 3/11/2031	80,000	77,009
1.95%, 12/1/2031	150,000	147,623
2.00%, 3/20/2028	200,000	204,156
3.23%, 9/1/2022	11,000	11,288
3.25%, 5/22/2029	115,000	125,592
3.45%, 2/13/2026	75,000	82,001
3.55%, 2/1/2024	47,000	50,144
CI Financial Corp.:
3.20%, 12/17/2030	180,000	187,175
4.10%, 6/15/2051	100,000	107,719
CME Group, Inc. 5.30%, 9/15/2043	211,000	295,824
Discover Financial Services 4.50%, 1/30/2026	250,000	280,055
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	95,087
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	640,000	769,357
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	70,000	70,316
3.75%, 9/21/2028	12,000	13,381
4.00%, 10/15/2023	119,000	127,222
4.25%, 9/21/2048	313,000	373,412
Invesco Finance PLC 4.00%, 1/30/2024	50,000	53,784
Jefferies Group LLC:
5.13%, 1/20/2023	158,000	167,094
6.50%, 1/20/2043	3,000	4,153
Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	$50,000	$56,190
4.85%, 1/15/2027	112,000	130,035
Lazard Group LLC 4.50%, 9/19/2028	165,000	190,592
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	51,586
5.63%, 1/15/2044	86,000	118,765
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	100,000	100,504
2.00%, 3/3/2025	150,000	155,754
2.95%, 6/1/2029	50,000	54,070
2.95%, 3/15/2051	95,000	98,146
3.65%, 6/1/2049	232,000	266,779
3.95%, 2/26/2048	184,000	220,842
Nasdaq, Inc.:
2.50%, 12/21/2040	93,000	85,635
3.85%, 6/30/2026	38,000	42,185
Nomura Holdings, Inc.:
1.65%, 7/14/2026	100,000	99,575
1.85%, 7/16/2025	229,000	232,075
2.61%, 7/14/2031	200,000	199,086
ORIX Corp.:
3.25%, 12/4/2024	55,000	58,915
3.70%, 7/18/2027	41,000	45,394
Raymond James Financial, Inc. 4.95%, 7/15/2046	2,000	2,578
Synchrony Financial:
3.95%, 12/1/2027	125,000	137,894
4.25%, 8/15/2024	169,000	182,689
4.50%, 7/23/2025	75,000	82,793
5.15%, 3/19/2029	90,000	105,468
Visa, Inc.:
0.75%, 8/15/2027 (a)	45,000	43,849
1.90%, 4/15/2027	350,000	361,392
2.00%, 8/15/2050 (a)	204,000	176,407
2.70%, 4/15/2040	110,000	112,087
3.15%, 12/14/2025	238,000	258,159
4.30%, 12/14/2045	250,000	314,112
Western Union Co.:
4.25%, 6/9/2023	50,000	52,846
6.20%, 11/17/2036	250,000	318,460
		13,860,223
ELECTRIC — 7.4%
AEP Texas, Inc.:
3.45%, 5/15/2051	35,000	36,295
3.80%, 10/1/2047	95,000	102,234
AEP Transmission Co. LLC:
3.15%, 9/15/2049	66,000	68,589
3.80%, 6/15/2049	176,000	200,768
4.00%, 12/1/2046	200,000	234,762
4.25%, 9/15/2048	20,000	24,298
AES Corp.:
1.38%, 1/15/2026	75,000	73,720

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 1/15/2031	$150,000	$148,534
Alabama Power Co.:
3.13%, 7/15/2051	50,000	51,254
3.45%, 10/1/2049	300,000	325,413
4.15%, 8/15/2044	3,000	3,549
Series A, 4.30%, 7/15/2048 (a)	165,000	203,252
Ameren Corp.:
1.75%, 3/15/2028	75,000	73,529
2.50%, 9/15/2024	175,000	182,864
Ameren Illinois Co.:
2.90%, 6/15/2051	25,000	25,257
4.30%, 7/1/2044	16,000	19,114
American Electric Power Co., Inc. 3.25%, 3/1/2050	15,000	14,998
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	125,000	128,444
Arizona Public Service Co.:
2.20%, 12/15/2031	30,000	29,678
2.65%, 9/15/2050	25,000	23,072
3.15%, 5/15/2025	80,000	85,441
4.25%, 3/1/2049	25,000	29,824
4.35%, 11/15/2045	25,000	29,836
4.50%, 4/1/2042	185,000	223,715
Atlantic City Electric Co.:
2.30%, 3/15/2031	50,000	50,675
4.00%, 10/15/2028	25,000	28,320
Avangrid, Inc. 3.20%, 4/15/2025	341,000	363,339
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	250,000	251,570
3.20%, 9/15/2049	35,000	36,488
4.25%, 9/15/2048	69,000	84,591
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	25,000	25,735
3.25%, 4/15/2028	210,000	228,923
3.50%, 2/1/2025	19,000	20,415
3.75%, 11/15/2023	15,000	15,910
5.95%, 5/15/2037	256,000	348,196
6.13%, 4/1/2036	470,000	650,635
Black Hills Corp.:
1.04%, 8/23/2024	25,000	25,005
3.88%, 10/15/2049	131,000	141,298
4.25%, 11/30/2023	15,000	16,031
4.35%, 5/1/2033	110,000	127,335
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	15,000	17,718
Series AC, 4.25%, 2/1/2049	178,000	221,213
Series AD, 2.90%, 7/1/2050	30,000	30,089
Series AE, 2.35%, 4/1/2031	55,000	56,066
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	30,000	30,026
2.50%, 9/1/2024	75,000	78,334
Security Description	Principal Amount	Value
2.65%, 6/1/2031	$20,000	$20,433
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	63,843
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	125,000	140,434
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	12,711
3.70%, 8/15/2028	367,000	413,488
4.00%, 3/1/2048 (a)	35,000	41,173
4.00%, 3/1/2049	15,000	17,709
Series 123, 3.75%, 8/15/2047	100,000	114,121
Series 127, 3.20%, 11/15/2049	60,000	62,464
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	11,901
Series A, 0.75%, 12/1/2025	50,000	49,414
Series A, 2.05%, 7/1/2031	100,000	99,792
Series A, 3.20%, 3/15/2027	170,000	185,730
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	100,000	101,201
3.60%, 6/15/2061	100,000	104,595
5.70%, 6/15/2040	370,000	501,298
Series 20B, 3.95%, 4/1/2050	117,000	133,781
Series A, 4.13%, 5/15/2049	50,000	57,961
Series C, 3.00%, 12/1/2060	155,000	144,562
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	40,000	40,000
Consumers Energy Co.:
2.50%, 5/1/2060	40,000	35,270
3.38%, 8/15/2023 (a)	25,000	26,189
4.05%, 5/15/2048	65,000	77,272
4.35%, 4/15/2049	136,000	169,248
Dayton Power & Light Co. 3.95%, 6/15/2049	15,000	16,866
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	11,833
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	19,000	23,526
6.05%, 1/15/2038	11,000	15,468
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	120,000	126,914
4.25%, 6/1/2028	200,000	227,010
4.70%, 12/1/2044	115,000	142,634
Series B, 3.30%, 4/15/2041	65,000	67,870
Series C, 2.25%, 8/15/2031	340,000	339,136
Series C, 3.38%, 4/1/2030	90,000	97,544
DTE Electric Co.:
2.95%, 3/1/2050	60,000	60,211
3.70%, 3/15/2045	53,000	60,080
Series A, 1.90%, 4/1/2028	195,000	197,490
Series A, 4.00%, 4/1/2043	83,000	97,513

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DTE Energy Co.:
2.85%, 10/1/2026	$195,000	$206,571
Series H, 0.55%, 11/1/2022	55,000	55,109
Duke Energy Carolinas LLC:
2.55%, 4/15/2031	25,000	25,917
3.20%, 8/15/2049	25,000	25,974
3.45%, 4/15/2051	30,000	32,626
3.75%, 6/1/2045	100,000	111,451
3.95%, 11/15/2028	285,000	323,820
3.95%, 3/15/2048	116,000	133,925
6.05%, 4/15/2038	293,000	411,114
6.10%, 6/1/2037	125,000	170,626
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	50,785
3.30%, 6/15/2041	50,000	51,113
3.40%, 6/15/2029	25,000	27,093
3.50%, 6/15/2051	50,000	51,597
3.75%, 4/15/2024	100,000	106,739
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	25,933
4.20%, 7/15/2048	40,000	48,132
6.35%, 9/15/2037	150,000	218,553
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	125,000	130,022
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,552
3.70%, 6/15/2046	110,000	123,313
4.30%, 2/1/2049	167,000	204,386
Duke Energy Progress LLC:
2.00%, 8/15/2031	50,000	49,215
2.50%, 8/15/2050	25,000	22,618
2.90%, 8/15/2051	50,000	49,163
3.45%, 3/15/2029	21,000	23,187
3.70%, 9/1/2028	10,000	11,182
3.70%, 10/15/2046	188,000	209,601
4.20%, 8/15/2045	125,000	148,370
Edison International:
4.13%, 3/15/2028	101,000	108,016
5.75%, 6/15/2027 (a)	150,000	172,747
Emera US Finance L.P.:
0.83%, 6/15/2024 (b)	25,000	24,888
2.64%, 6/15/2031 (b)	35,000	35,168
3.55%, 6/15/2026	85,000	91,937
Enel Americas SA 4.00%, 10/25/2026 (a)	161,000	176,047
Enel Chile SA 4.88%, 6/12/2028	314,000	361,543
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	38,235
Entergy Corp.:
0.90%, 9/15/2025	150,000	147,342
1.90%, 6/15/2028	40,000	39,561
2.40%, 6/15/2031	50,000	49,581
2.80%, 6/15/2030	50,000	51,634
Security Description	Principal Amount	Value
Entergy Louisiana LLC:
0.62%, 11/17/2023	$50,000	$50,005
0.95%, 10/1/2024 (e)	190,000	190,080
1.60%, 12/15/2030	50,000	47,702
2.35%, 6/15/2032	100,000	100,034
2.90%, 3/15/2051	55,000	53,306
3.05%, 6/1/2031	6,000	6,396
3.12%, 9/1/2027	50,000	53,889
Entergy Mississippi LLC:
3.50%, 6/1/2051 (a)	30,000	32,749
3.85%, 6/1/2049	55,000	62,240
Entergy Texas, Inc.:
3.55%, 9/30/2049	105,000	111,450
4.00%, 3/30/2029	25,000	27,986
4.50%, 3/30/2039	25,000	29,527
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	25,969
4.63%, 9/1/2043	22,000	26,452
Evergy Metro, Inc. Series 2019, 4.13%, 4/1/2049	100,000	119,774
Evergy, Inc. 2.90%, 9/15/2029	75,000	78,690
Eversource Energy:
2.55%, 3/15/2031	100,000	101,953
3.45%, 1/15/2050	50,000	52,415
Series U, 1.40%, 8/15/2026	100,000	99,741
Exelon Corp.:
3.40%, 4/15/2026	140,000	151,697
3.95%, 6/15/2025	15,000	16,347
5.10%, 6/15/2045	64,000	83,999
Exelon Generation Co. LLC:
5.60%, 6/15/2042	100,000	120,946
5.75%, 10/1/2041	150,000	182,899
6.25%, 10/1/2039	100,000	127,695
Florida Power & Light Co.:
3.13%, 12/1/2025	15,000	16,123
3.15%, 10/1/2049	130,000	137,679
4.05%, 10/1/2044	50,000	60,744
4.13%, 2/1/2042	5,000	6,028
5.69%, 3/1/2040	226,000	319,919
5.95%, 2/1/2038	125,000	177,591
Fortis, Inc. 3.06%, 10/4/2026	75,000	80,495
Georgia Power Co.:
4.30%, 3/15/2043	207,000	242,124
Series A, 2.10%, 7/30/2023	140,000	144,221
Indiana Michigan Power Co.:
3.25%, 5/1/2051	30,000	31,281
4.25%, 8/15/2048	130,000	157,513
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	53,399
4.10%, 9/26/2028	110,000	125,177
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	41,079

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 11/15/2027	$50,000	$54,327
Kentucky Utilities Co.:
3.30%, 6/1/2050	115,000	120,477
5.13%, 11/1/2040	50,000	64,516
MidAmerican Energy Co.:
2.70%, 8/1/2052	30,000	28,853
3.10%, 5/1/2027	2,000	2,175
3.15%, 4/15/2050	25,000	26,177
3.95%, 8/1/2047	100,000	117,496
4.25%, 7/15/2049	125,000	154,549
4.80%, 9/15/2043	170,000	219,043
Mississippi Power Co. Series B, 3.10%, 7/30/2051	15,000	15,091
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	49,695
1.00%, 6/15/2026	100,000	98,981
1.35%, 3/15/2031	75,000	69,961
2.95%, 2/7/2024	100,000	105,042
3.40%, 11/15/2023	106,000	111,815
4.40%, 11/1/2048	40,000	50,759
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	91,000	94,743
Series MTN, 1.65%, 6/15/2031	100,000	95,024
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	165,000	184,556
Series DD, 2.40%, 5/1/2030	15,000	15,279
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	47,000	47,175
1.90%, 6/15/2028	165,000	165,462
2.25%, 6/1/2030	80,000	80,576
2.75%, 5/1/2025	150,000	158,268
2.75%, 11/1/2029	15,000	15,700
3.15%, 4/1/2024	415,000	438,862
Northern States Power Co.:
2.60%, 6/1/2051	50,000	47,541
4.85%, 8/15/2040	8,000	10,106
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	31,199
4.40%, 3/1/2044	8,000	9,882
OGE Energy Corp. 0.70%, 5/26/2023	20,000	20,000
Oglethorpe Power Corp.:
3.75%, 8/1/2050	65,000	69,237
5.05%, 10/1/2048	15,000	18,662
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	35,000	33,433
Series R, 2.90%, 10/1/2051	50,000	48,404
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	30,000	29,993
3.25%, 4/1/2030	15,000	16,209
3.85%, 8/15/2047	8,000	9,150
4.55%, 3/15/2044	11,000	13,389
Security Description	Principal Amount	Value
5.25%, 5/15/2041	$5,000	$6,494
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	210,000	204,790
2.75%, 6/1/2024 (a)	45,000	47,424
3.70%, 11/15/2028	260,000	291,970
3.80%, 6/1/2049	25,000	29,202
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	115,000	114,616
2.50%, 2/1/2031	50,000	47,562
3.00%, 6/15/2028	200,000	201,730
3.30%, 3/15/2027 (a)	15,000	15,562
3.30%, 12/1/2027	15,000	15,454
3.30%, 8/1/2040	50,000	46,142
3.40%, 8/15/2024	50,000	51,862
3.45%, 7/1/2025	435,000	454,297
3.75%, 7/1/2028	15,000	15,695
3.85%, 11/15/2023	50,000	52,000
3.95%, 12/1/2047	50,000	47,841
4.20%, 6/1/2041	55,000	54,498
4.50%, 7/1/2040	205,000	209,621
4.75%, 2/15/2044	100,000	102,233
4.95%, 7/1/2050	312,000	331,197
Pacific Gas and Electric Co. 4.65%, 8/1/2028	100,000	109,376
PacifiCorp:
2.90%, 6/15/2052	80,000	77,641
6.00%, 1/15/2039	210,000	294,575
6.35%, 7/15/2038	85,000	121,174
PECO Energy Co.:
2.80%, 6/15/2050	25,000	24,607
2.85%, 9/15/2051	30,000	29,601
3.00%, 9/15/2049	20,000	20,314
3.05%, 3/15/2051	30,000	30,701
3.90%, 3/1/2048	15,000	17,368
4.15%, 10/1/2044	104,000	124,230
PPL Capital Funding, Inc. 3.10%, 5/15/2026	232,000	247,217
PPL Electric Utilities Corp.:
3.00%, 10/1/2049 (a)	20,000	20,499
3.95%, 6/1/2047	5,000	5,941
4.13%, 6/15/2044	8,000	9,547
Progress Energy, Inc. 6.00%, 12/1/2039	195,000	268,583
Public Service Co. of Colorado:
1.88%, 6/15/2031	171,000	168,023
3.70%, 6/15/2028 (a)	25,000	27,901
4.05%, 9/15/2049	94,000	113,128
4.30%, 3/15/2044	92,000	111,296
Series 35, 1.90%, 1/15/2031	50,000	49,249
Series 36, 2.70%, 1/15/2051	25,000	24,235
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	136,000	153,539
Series V, 2.20%, 6/15/2031	60,000	60,611

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	$50,000	$49,403
Series K, 3.15%, 8/15/2051 (a)	25,000	24,951
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	100,000	99,408
Series MTN, 1.90%, 8/15/2031 (a)	115,000	113,235
Series MTN, 2.05%, 8/1/2050	225,000	193,034
Series MTN, 2.25%, 9/15/2026	25,000	26,132
Series MTN, 2.70%, 5/1/2050	25,000	24,295
Series MTN, 3.00%, 3/1/2051	100,000	102,821
Series MTN, 3.15%, 1/1/2050	30,000	31,535
Series MTN, 3.20%, 5/15/2029	25,000	27,287
Series MTN, 3.20%, 8/1/2049	50,000	52,974
Series MTN, 3.25%, 9/1/2023	25,000	26,311
Series MTN, 3.85%, 5/1/2049	60,000	70,394
Series MTN, 5.50%, 3/1/2040	10,000	13,528
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	120,000	126,337
Puget Energy, Inc.:
2.38%, 6/15/2028 (b)	200,000	200,574
3.65%, 5/15/2025	45,000	48,188
4.10%, 6/15/2030	65,000	71,724
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	15,000	14,538
4.30%, 5/20/2045	100,000	120,427
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	125,000	148,699
Series UUU, 3.32%, 4/15/2050	55,000	58,001
Sempra Energy:
2.88%, 10/1/2022	15,000	15,267
2.90%, 2/1/2023	100,000	102,957
3.25%, 6/15/2027	312,000	336,673
3.55%, 6/15/2024	75,000	79,846
6.00%, 10/15/2039	205,000	283,697
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	20,743
4.00%, 4/1/2047	184,000	196,836
4.65%, 10/1/2043	137,000	158,005
6.00%, 1/15/2034	300,000	390,492
6.05%, 3/15/2039	150,000	199,611
Security Description	Principal Amount	Value
Series 13-A, 3.90%, 3/15/2043	$102,000	$107,258
Series A, 4.20%, 3/1/2029	75,000	84,328
Series C, 3.50%, 10/1/2023	60,000	63,023
Series C, 3.60%, 2/1/2045	35,000	35,295
Series C, 4.13%, 3/1/2048	118,000	128,641
Series E, 3.70%, 8/1/2025	89,000	96,757
Southern Co.:
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	140,000	143,550
Series A, 3.70%, 4/30/2030	180,000	197,885
Southern Power Co.:
0.90%, 1/15/2026	65,000	63,779
5.15%, 9/15/2041	25,000	30,719
5.25%, 7/15/2043	48,000	60,000
Southwestern Electric Power Co.:
6.20%, 3/15/2040	60,000	83,649
Series M, 4.10%, 9/15/2028	205,000	231,226
Series N, 1.65%, 3/15/2026	50,000	50,459
Southwestern Public Service Co.:
3.70%, 8/15/2047	210,000	234,236
3.75%, 6/15/2049	100,000	113,627
Series 6, 4.40%, 11/15/2048	205,000	255,758
Tampa Electric Co.:
2.40%, 3/15/2031	30,000	30,500
2.60%, 9/15/2022	16,000	16,231
3.45%, 3/15/2051	25,000	26,974
Tucson Electric Power Co.:
3.25%, 5/1/2051	15,000	15,570
4.00%, 6/15/2050	110,000	128,086
Union Electric Co.:
2.15%, 3/15/2032	250,000	248,187
3.25%, 10/1/2049	40,000	42,612
Virginia Electric & Power Co.:
3.30%, 12/1/2049	50,000	53,256
Series B, 3.80%, 9/15/2047	160,000	182,155
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	99,979
1.38%, 10/15/2027	50,000	49,096
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	65,000	64,921
3.10%, 6/1/2025	19,000	20,255
5.70%, 12/1/2036	5,000	6,733
Wisconsin Power & Light Co. 3.65%, 4/1/2050	15,000	16,897
Wisconsin Power and Light Co. 1.95%, 9/16/2031	25,000	24,623
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	21,140
3.67%, 12/1/2042	2,000	2,256
Xcel Energy, Inc.:
3.30%, 6/1/2025	86,000	91,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 6/1/2030	$15,000	$16,388
		31,160,890
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
1.95%, 10/15/2030	61,000	60,712
2.63%, 2/15/2023	27,000	27,687
2.75%, 10/15/2050	23,000	22,353
5.25%, 11/15/2039	11,000	14,686
		125,438
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
2.30%, 3/12/2031	150,000	150,583
2.75%, 9/15/2029	15,000	15,680
3.05%, 9/22/2026	11,000	11,816
Amphenol Corp.:
2.20%, 9/15/2031	60,000	59,513
2.80%, 2/15/2030	83,000	86,803
4.35%, 6/1/2029	210,000	242,760
Arrow Electronics, Inc.:
3.25%, 9/8/2024	61,000	64,687
3.88%, 1/12/2028 (a)	125,000	135,179
Avnet, Inc. 3.00%, 5/15/2031	100,000	100,370
Flex, Ltd.:
4.75%, 6/15/2025	66,000	73,271
4.88%, 5/12/2030	50,000	57,749
5.00%, 2/15/2023	76,000	80,358
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	198,272
1.75%, 9/1/2031	160,000	155,781
1.95%, 6/1/2030	125,000	125,369
2.30%, 8/15/2024	115,000	120,365
3.81%, 11/21/2047	135,000	159,907
Hubbell, Inc. 2.30%, 3/15/2031	60,000	59,732
Jabil, Inc. 3.95%, 1/12/2028 (a)	206,000	227,002
Legrand France SA 8.50%, 2/15/2025	100,000	123,984
SYNNEX Corp.:
1.25%, 8/9/2024 (b)	50,000	50,027
1.75%, 8/9/2026 (b)	50,000	49,512
2.38%, 8/9/2028 (b)	50,000	49,510
2.65%, 8/9/2031 (b)	50,000	48,872
Trimble, Inc.:
4.75%, 12/1/2024	88,000	97,361
4.90%, 6/15/2028	150,000	173,650
Tyco Electronics Group SA 3.45%, 8/1/2024	11,000	11,705
Vontier Corp.:
1.80%, 4/1/2026 (b)	115,000	114,436
2.40%, 4/1/2028 (b)	150,000	148,372
2.95%, 4/1/2031 (b)	75,000	74,623
		3,067,249
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	$100,000	$98,601
1.45%, 2/15/2031 (a)	50,000	46,818
3.38%, 11/15/2027	214,000	233,331
Waste Connections, Inc.:
2.95%, 1/15/2052	100,000	97,903
3.05%, 4/1/2050	10,000	9,951
3.50%, 5/1/2029	125,000	137,020
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,689
1.50%, 3/15/2031	30,000	28,216
2.00%, 6/1/2029	50,000	50,254
2.95%, 6/1/2041	35,000	35,639
		757,422
FOOD — 1.1%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	15,097
3.13%, 4/24/2050	15,000	14,657
3.95%, 3/15/2025	50,000	54,488
4.15%, 3/15/2028	50,000	56,336
4.80%, 3/15/2048	120,000	150,059
Conagra Brands, Inc.:
1.38%, 11/1/2027 (a)	200,000	194,854
4.30%, 5/1/2024	250,000	271,330
4.60%, 11/1/2025	100,000	112,383
5.30%, 11/1/2038	165,000	209,708
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	45,000	44,878
3.50%, 10/1/2026	50,000	54,276
General Mills, Inc.:
2.88%, 4/15/2030	15,000	15,786
3.20%, 2/10/2027	275,000	298,105
3.65%, 2/15/2024	60,000	63,785
Hershey Co.:
1.70%, 6/1/2030	20,000	19,677
2.05%, 11/15/2024	50,000	52,090
2.45%, 11/15/2029	75,000	78,265
2.65%, 6/1/2050 (a)	15,000	14,578
3.38%, 5/15/2023	140,000	146,521
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	35,027
1.70%, 6/3/2028 (a)	70,000	70,332
1.80%, 6/11/2030	65,000	63,976
3.05%, 6/3/2051	45,000	46,769
Ingredion, Inc. 2.90%, 6/1/2030	50,000	52,223
JM Smucker Co.:
2.13%, 3/15/2032	75,000	73,388
2.38%, 3/15/2030	130,000	132,059
2.75%, 9/15/2041	75,000	72,697
3.55%, 3/15/2050	25,000	27,006
Kellogg Co.:
3.25%, 4/1/2026	150,000	162,513
Series B, 7.45%, 4/1/2031	65,000	93,069

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	$16,000	$21,816
Kroger Co 3.95%, 1/15/2050	125,000	141,517
Kroger Co.:
1.70%, 1/15/2031	95,000	90,769
2.20%, 5/1/2030	65,000	65,225
4.50%, 1/15/2029 (a)	40,000	46,836
5.00%, 4/15/2042	91,000	115,311
5.15%, 8/1/2043	78,000	101,668
5.40%, 7/15/2040	63,000	82,425
McCormick & Co., Inc.:
0.90%, 2/15/2026	70,000	68,835
1.85%, 2/15/2031	50,000	48,294
2.50%, 4/15/2030	20,000	20,462
3.15%, 8/15/2024	30,000	31,909
3.25%, 11/15/2025	19,000	20,415
Mondelez International, Inc.:
1.50%, 5/4/2025	315,000	319,290
2.63%, 9/4/2050	10,000	9,195
Sysco Corp.:
3.30%, 2/15/2050	10,000	10,261
4.50%, 4/1/2046	139,000	166,066
6.60%, 4/1/2040	105,000	154,052
6.60%, 4/1/2050	235,000	370,412
Tyson Foods, Inc.:
4.55%, 6/2/2047	50,000	61,196
5.15%, 8/15/2044	26,000	33,857
		4,675,743
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	53,915
4.50%, 8/1/2024	145,000	156,702
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	50,000	53,394
5.50%, 1/17/2027	125,000	142,966
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	349,821
International Paper Co.:
5.15%, 5/15/2046	50,000	65,413
6.00%, 11/15/2041	50,000	70,123
7.30%, 11/15/2039	155,000	238,523
Suzano Austria GmbH:
2.50%, 9/15/2028	40,000	38,928
3.13%, 1/15/2032	20,000	19,342
6.00%, 1/15/2029	315,000	369,838
		1,558,965
GAS — 0.7%
Atmos Energy Corp.:
0.63%, 3/9/2023	35,000	35,001
1.50%, 1/15/2031	100,000	94,299
2.85%, 2/15/2052 (e)	50,000	47,812
3.00%, 6/15/2027	22,000	23,680
Security Description	Principal Amount	Value
4.13%, 10/15/2044	$159,000	$184,801
4.15%, 1/15/2043	121,000	139,926
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	95,000	95,002
4.00%, 4/1/2028	20,000	22,335
4.10%, 9/1/2047	100,000	115,373
National Fuel Gas Co.:
2.95%, 3/1/2031	15,000	15,197
3.75%, 3/1/2023	29,000	30,016
5.50%, 1/15/2026 (a)	125,000	144,062
NiSource, Inc.:
0.95%, 8/15/2025 (a)	30,000	29,636
1.70%, 2/15/2031	50,000	47,223
2.95%, 9/1/2029	110,000	115,378
3.60%, 5/1/2030	54,000	59,263
3.95%, 3/30/2048	28,000	31,848
4.80%, 2/15/2044	140,000	174,642
5.65%, 2/1/2045	5,000	6,887
5.95%, 6/15/2041	23,000	31,965
ONE Gas, Inc.:
0.85%, 3/11/2023	100,000	100,014
1.10%, 3/11/2024	100,000	100,002
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	191,000	207,615
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,518
Series UU, 4.13%, 6/1/2048	120,000	142,835
Series VV, 4.30%, 1/15/2049	145,000	179,201
Series WW, 3.95%, 2/15/2050	75,000	87,823
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	100,000	117,712
5.88%, 3/15/2041	200,000	274,986
Series 21A, 3.15%, 9/30/2051	50,000	49,732
Southwest Gas Corp.:
2.20%, 6/15/2030	50,000	49,547
3.18%, 8/15/2051	70,000	67,334
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	27,973
		2,852,638
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	265,000	267,255
Snap-on, Inc.:
3.10%, 5/1/2050	15,000	15,729
4.10%, 3/1/2048	43,000	52,282
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	50,000	51,369
3.40%, 3/1/2026	135,000	147,280
4.25%, 11/15/2028	148,000	171,384

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 11/15/2048	$110,000	$145,945
		851,244
HEALTH CARE PRODUCTS — 0.8%
Abbott Laboratories:
1.15%, 1/30/2028	125,000	122,551
1.40%, 6/30/2030 (a)	50,000	48,174
2.95%, 3/15/2025	200,000	213,040
3.40%, 11/30/2023	123,000	130,120
3.75%, 11/30/2026	49,000	54,950
6.15%, 11/30/2037	5,000	7,289
Baxter International, Inc. 2.60%, 8/15/2026	75,000	79,226
Boston Scientific Corp.:
1.90%, 6/1/2025	213,000	218,355
3.45%, 3/1/2024	343,000	363,995
4.55%, 3/1/2039	15,000	18,218
7.38%, 1/15/2040	35,000	54,862
Danaher Corp.:
2.60%, 10/1/2050	65,000	61,912
3.35%, 9/15/2025	138,000	149,718
Dentsply Sirona, Inc. 3.25%, 6/1/2030	111,000	118,209
Edwards Lifesciences Corp. 4.30%, 6/15/2028	200,000	229,124
Koninklijke Philips NV 5.00%, 3/15/2042	38,000	49,217
Medtronic, Inc.:
3.50%, 3/15/2025	178,000	193,139
4.63%, 3/15/2045	154,000	200,876
PerkinElmer, Inc.:
0.85%, 9/15/2024	30,000	29,993
2.25%, 9/15/2031	35,000	34,570
2.55%, 3/15/2031	85,000	86,292
3.30%, 9/15/2029	15,000	16,162
3.63%, 3/15/2051	30,000	32,066
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	54,000
Stryker Corp.:
0.60%, 12/1/2023	40,000	40,003
3.38%, 5/15/2024	77,000	81,960
4.10%, 4/1/2043	58,000	66,823
4.63%, 3/15/2046	129,000	165,152
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	70,000	69,833
2.00%, 10/15/2031	105,000	102,841
2.80%, 10/15/2041	135,000	134,621
3.65%, 12/15/2025	188,000	204,888
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	139,000	149,454
		3,581,633
HEALTH CARE SERVICES — 3.2%
Adventist Health System 3.63%, 3/1/2049	15,000	16,419
Security Description	Principal Amount	Value
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	$25,000	$27,487
3.83%, 8/15/2028	100,000	112,552
Aetna, Inc.:
2.80%, 6/15/2023	188,000	194,689
6.63%, 6/15/2036	169,000	242,966
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	40,000	39,010
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	116,184
Anthem, Inc.:
0.45%, 3/15/2023	40,000	40,040
1.50%, 3/15/2026	90,000	90,744
2.25%, 5/15/2030	267,000	267,347
2.38%, 1/15/2025	120,000	125,053
3.13%, 5/15/2050	30,000	30,365
3.30%, 1/15/2023	623,000	646,244
3.60%, 3/15/2051	130,000	141,978
4.65%, 8/15/2044	100,000	123,306
Ascension Health:
4.85%, 11/15/2053	100,000	142,144
Series B, 3.11%, 11/15/2039	20,000	21,434
Banner Health:
2.91%, 1/1/2051	25,000	24,942
Series 2020, 3.18%, 1/1/2050	25,000	26,381
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	53,319
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	62,827
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	25,000	27,305
Series 20-2, 3.21%, 6/1/2050	50,000	52,085
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	25,000	25,940
Children's Health System of Texas 2.51%, 8/15/2050	110,000	102,000
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	71,000	67,840
Series 2020, 2.93%, 7/15/2050	15,000	14,733
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	48,520

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cigna Holding Co. 5.38%, 2/15/2042	$25,000	$30,635
City of Hope Series 2013, 5.62%, 11/15/2043	150,000	216,238
CommonSpirit Health:
1.55%, 10/1/2025	100,000	100,484
2.78%, 10/1/2030	25,000	25,744
3.35%, 10/1/2029	5,000	5,373
3.82%, 10/1/2049	210,000	232,535
3.91%, 10/1/2050	100,000	109,274
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	25,000	24,663
Dignity Health 5.27%, 11/1/2064	100,000	135,706
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	11,897
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	133,360
Series 2020, 2.88%, 9/1/2050	50,000	49,666
Hartford HealthCare Corp. 3.45%, 7/1/2054	50,000	52,047
HCA, Inc.:
3.50%, 7/15/2051	100,000	99,200
4.13%, 6/15/2029	93,000	103,893
4.50%, 2/15/2027	88,000	99,065
4.75%, 5/1/2023	110,000	116,897
5.00%, 3/15/2024	95,000	104,198
5.25%, 4/15/2025	65,000	73,665
5.25%, 6/15/2026	215,000	246,743
5.25%, 6/15/2049	45,000	57,095
5.50%, 6/15/2047	125,000	161,409
Humana, Inc.:
0.65%, 8/3/2023	15,000	15,009
1.35%, 2/3/2027	25,000	24,651
2.15%, 2/3/2032	25,000	24,409
2.90%, 12/15/2022	15,000	15,426
3.13%, 8/15/2029	150,000	159,883
3.15%, 12/1/2022 (a)	15,000	15,382
4.80%, 3/15/2047	186,000	234,250
4.88%, 4/1/2030	15,000	17,854
4.95%, 10/1/2044	72,000	92,507
8.15%, 6/15/2038	5,000	7,971
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	100,000	120,489
Series 2021, 2.85%, 11/1/2051	15,000	15,243
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	50,000	56,146
Security Description	Principal Amount	Value
Iowa Health System Series 2020, 3.67%, 2/15/2050	$100,000	$111,711
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	140,000	162,049
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	175,000	186,783
Series 2021, 2.81%, 6/1/2041	65,000	66,006
Series 2021, 3.00%, 6/1/2051	70,000	71,494
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	70,150
2.30%, 12/1/2024	125,000	130,152
2.70%, 6/1/2031	100,000	102,084
2.95%, 12/1/2029 (a)	15,000	15,822
3.60%, 2/1/2025	113,000	121,455
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	125,000	143,867
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	25,000	31,397
Series 2021, 3.20%, 11/15/2061	125,000	132,760
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	160,000	200,514
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	50,000	63,399
Series 2020, 2.96%, 1/1/2050	50,000	50,450
Methodist Hospital Series 20A, 2.71%, 12/1/2050	15,000	14,476
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	107,888
Montefiore Obligated Group 4.29%, 9/1/2050	125,000	128,897
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	229,000	251,055
New York and Presbyterian Hospital:
2.61%, 8/1/2060	40,000	37,156
Series 2019, 3.95%, 8/1/2119	70,000	81,985
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	139,254
4.26%, 11/1/2047	150,000	176,403

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	$15,000	$14,014
NYU Langone Hospitals:
4.37%, 7/1/2047	75,000	88,831
4.78%, 7/1/2044	130,000	165,398
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	25,000	24,578
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	15,000	15,575
Orlando Health Obligated Group 3.33%, 10/1/2050	85,000	89,866
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	100,000	101,000
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	15,000	14,567
Series 2032, 2.04%, 1/1/2032	10,000	9,822
Series 2042, 2.72%, 1/1/2042	10,000	9,793
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051 (e)	40,000	38,224
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	20,000	20,819
Series A, 3.93%, 10/1/2048	100,000	117,619
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	20,873
2.95%, 6/30/2030	10,000	10,563
3.45%, 6/1/2026	100,000	108,747
4.20%, 6/30/2029	273,000	311,823
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	35,000	36,919
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	27,705
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	75,000	72,910
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	11,126
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	205,000	214,047
Security Description	Principal Amount	Value
Stanford Health Care:
3.03%, 8/15/2051	$15,000	$15,478
Series 2018, 3.80%, 11/15/2048	25,000	29,358
Sutter Health:
Series 20A, 2.29%, 8/15/2030	100,000	100,545
Series 20A, 3.36%, 8/15/2050	100,000	105,073
Texas Health Resources:
2.33%, 11/15/2050	15,000	13,384
4.33%, 11/15/2055	25,000	32,447
Toledo Hospital 6.02%, 11/15/2048	65,000	77,248
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	15,000	14,657
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	65,000	64,967
1.25%, 1/15/2026	20,000	20,146
2.00%, 5/15/2030	25,000	25,075
2.38%, 8/15/2024	70,000	73,360
2.75%, 2/15/2023	40,000	41,091
2.88%, 3/15/2023	32,000	33,191
2.90%, 5/15/2050	125,000	125,274
3.05%, 5/15/2041	215,000	222,486
3.25%, 5/15/2051	200,000	213,230
3.50%, 6/15/2023	60,000	63,163
3.50%, 8/15/2039	30,000	33,134
3.70%, 8/15/2049	15,000	17,045
3.75%, 7/15/2025	311,000	342,924
3.85%, 6/15/2028	400,000	452,932
3.95%, 10/15/2042	100,000	117,551
4.25%, 3/15/2043	231,000	279,235
4.25%, 6/15/2048	332,000	407,932
4.38%, 3/15/2042	150,000	183,115
4.63%, 7/15/2035	216,000	269,315
Universal Health Services, Inc.:
1.65%, 9/1/2026 (b)	15,000	14,914
2.65%, 10/15/2030 (b)	50,000	50,345
2.65%, 1/15/2032 (b)	10,000	9,918
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	200,000	256,870
Series 2021, 3.07%, 3/1/2051	25,000	24,915
		13,725,205
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	200,000	196,240
Lennar Corp.:
4.50%, 4/30/2024	100,000	108,195
4.75%, 11/29/2027 (a)	100,000	115,845
4.88%, 12/15/2023	100,000	107,973
5.00%, 6/15/2027	115,000	133,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MDC Holdings, Inc.:
3.85%, 1/15/2030	$50,000	$53,749
6.00%, 1/15/2043	100,000	125,362
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	100,000	115,988
5.50%, 3/1/2026	50,000	58,001
		1,014,871
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	130,000	141,384
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	5,000	5,004
4.60%, 5/15/2050	200,000	246,568
4.75%, 2/26/2029	55,000	64,291
		457,247
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
0.85%, 8/15/2024	10,000	10,003
2.25%, 2/15/2032	50,000	48,978
4.88%, 12/6/2028	40,000	47,280
Church & Dwight Co., Inc. 3.95%, 8/1/2047	100,000	116,684
Clorox Co.:
1.80%, 5/15/2030	5,000	4,883
3.10%, 10/1/2027	199,000	215,545
Kimberly-Clark Corp.:
1.05%, 9/15/2027	215,000	211,904
2.40%, 6/1/2023	57,000	58,936
3.70%, 6/1/2043	3,000	3,367
6.63%, 8/1/2037	125,000	190,747
		908,327
INSURANCE — 3.2%
Aflac, Inc.:
1.13%, 3/15/2026	40,000	39,983
2.88%, 10/15/2026	38,000	40,841
3.25%, 3/17/2025	86,000	92,493
3.60%, 4/1/2030	30,000	33,553
3.63%, 11/15/2024	16,000	17,409
6.45%, 8/15/2040	4,000	5,744
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,376
3.28%, 12/15/2026	38,000	41,563
4.20%, 12/15/2046	38,000	46,534
4.50%, 6/15/2043	166,000	208,054
5.95%, 4/1/2036	190,000	260,796
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	30,358
American International Group, Inc.:
2.50%, 6/30/2025	50,000	52,356
3.88%, 1/15/2035	50,000	56,458
4.25%, 3/15/2029	15,000	17,171
4.38%, 6/30/2050	110,000	135,391
4.38%, 1/15/2055	100,000	123,407
Security Description	Principal Amount	Value
6.25%, 5/1/2036	$500,000	$696,675
Aon Corp.:
2.20%, 11/15/2022	20,000	20,406
4.50%, 12/15/2028	100,000	115,789
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	50,000	48,855
2.90%, 8/23/2051	50,000	48,251
Aon PLC:
3.50%, 6/14/2024	75,000	80,039
4.00%, 11/27/2023	15,000	15,963
4.60%, 6/14/2044	86,000	106,691
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	65,458
Arch Capital Group, Ltd. 7.35%, 5/1/2034	100,000	147,006
Assurant, Inc. 2.65%, 1/15/2032	50,000	49,581
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	70,000	73,448
3.60%, 9/15/2051	20,000	20,447
Athene Holding, Ltd.:
3.95%, 5/25/2051	50,000	55,248
4.13%, 1/12/2028	200,000	222,128
AXIS Specialty Finance LLC 3.90%, 7/15/2029	66,000	72,571
AXIS Specialty Finance PLC 4.00%, 12/6/2027	165,000	184,439
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	40,000	38,506
4.20%, 8/15/2048	175,000	213,943
4.25%, 1/15/2049	150,000	184,134
4.30%, 5/15/2043	41,000	50,456
4.40%, 5/15/2042	217,000	268,492
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	100,000	103,161
3.13%, 3/15/2026	386,000	418,671
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	146,000	159,686
5.63%, 5/15/2030	50,000	60,431
Brown & Brown, Inc. 2.38%, 3/15/2031	15,000	14,951
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	235,000	222,418
2.70%, 3/13/2023 (a)	20,000	20,691
3.35%, 5/3/2026	110,000	119,925
4.15%, 3/13/2043	42,000	50,487
CNA Financial Corp. 4.50%, 3/1/2026	76,000	85,312
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	117,492
Enstar Group, Ltd.:
3.10%, 9/1/2031	10,000	9,849
4.95%, 6/1/2029	50,000	56,620

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Equitable Holdings, Inc. 5.00%, 4/20/2048	$170,000	$216,713
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	50,000	48,840
3.50%, 10/15/2050	100,000	106,471
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (b)	70,000	72,685
4.63%, 4/29/2030	244,000	275,051
Fidelity National Financial, Inc. 2.45%, 3/15/2031	175,000	174,230
First American Financial Corp.:
2.40%, 8/15/2031	65,000	63,366
4.00%, 5/15/2030	20,000	22,016
Globe Life, Inc.:
2.15%, 8/15/2030	25,000	24,789
4.55%, 9/15/2028	40,000	46,342
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	5,000	5,010
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	75,000	72,464
3.60%, 8/19/2049	15,000	16,409
4.30%, 4/15/2043	101,000	119,305
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	17,208
3.80%, 3/1/2028	150,000	167,016
4.00%, 9/1/2023	17,000	18,114
4.38%, 6/15/2050 (a)	15,000	18,194
Loews Corp.:
3.75%, 4/1/2026	105,000	115,762
6.00%, 2/1/2035	150,000	202,266
Manulife Financial Corp.:
2.48%, 5/19/2027	235,000	246,148
4.15%, 3/4/2026	148,000	165,545
Markel Corp.:
3.45%, 5/7/2052	135,000	140,218
4.15%, 9/17/2050	25,000	28,947
5.00%, 5/20/2049	10,000	12,887
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	50,000	50,273
3.50%, 3/10/2025	65,000	69,967
3.75%, 3/14/2026	75,000	82,546
4.38%, 3/15/2029	322,000	373,929
4.90%, 3/15/2049	120,000	161,683
MetLife, Inc.:
3.00%, 3/1/2025	15,000	15,983
3.60%, 4/10/2024	172,000	184,811
4.05%, 3/1/2045	52,000	61,956
4.13%, 8/13/2042	225,000	267,257
Series D, 4.37%, 9/15/2023	301,000	323,741
Old Republic International Corp. 3.85%, 6/11/2051	55,000	59,585
Principal Financial Group, Inc.:
2.13%, 6/15/2030	155,000	153,517
3.40%, 5/15/2025	50,000	53,728
Security Description	Principal Amount	Value
3.70%, 5/15/2029	$25,000	$27,920
Progressive Corp.:
2.45%, 1/15/2027	123,000	130,734
4.35%, 4/25/2044	69,000	85,638
Prudential Financial, Inc.:
3.94%, 12/7/2049	285,000	335,117
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	174,000	187,506
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (c)	206,000	215,872
Series MTN, 4.42%, 3/27/2048	45,000	56,289
Series MTN, 4.60%, 5/15/2044	218,000	274,253
Series MTN, 5.70%, 12/14/2036	65,000	87,985
Prudential PLC 3.13%, 4/14/2030	25,000	26,956
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	15,000	16,723
Series MTN, 4.70%, 9/15/2023	200,000	215,246
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	16,401
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	250,000	385,587
Travelers Cos., Inc.:
2.55%, 4/27/2050	20,000	19,051
3.05%, 6/8/2051	50,000	52,262
4.10%, 3/4/2049	108,000	132,252
4.60%, 8/1/2043 (a)	50,000	64,265
5.35%, 11/1/2040	239,000	330,432
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	26,324
Unum Group:
4.00%, 3/15/2024	3,000	3,217
4.00%, 6/15/2029 (a)	100,000	110,997
4.13%, 6/15/2051	25,000	25,309
4.50%, 12/15/2049	100,000	106,655
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	250,000	262,695
W R Berkley Corp. 3.55%, 3/30/2052	100,000	106,470
Willis North America, Inc.:
2.95%, 9/15/2029	145,000	151,519
4.50%, 9/15/2028	50,000	57,127
WR Berkley Corp.:
4.00%, 5/12/2050	5,000	5,750
4.75%, 8/1/2044	75,000	93,802
XLIT, Ltd. 5.50%, 3/31/2045	156,000	215,300
		13,509,333

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 2.0%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	$300,000	$275,166
3.40%, 12/6/2027	112,000	120,117
3.60%, 11/28/2024	327,000	350,904
4.00%, 12/6/2037	15,000	16,345
4.50%, 11/28/2034 (a)	19,000	21,823
Alphabet, Inc.:
1.10%, 8/15/2030 (a)	65,000	61,417
1.90%, 8/15/2040	50,000	44,893
2.05%, 8/15/2050	185,000	161,627
2.25%, 8/15/2060	125,000	109,150
3.38%, 2/25/2024 (a)	138,000	147,464
Amazon.com, Inc.:
0.25%, 5/12/2023	75,000	74,969
0.40%, 6/3/2023 (a)	141,000	141,320
0.45%, 5/12/2024	70,000	69,868
0.80%, 6/3/2025	35,000	34,940
1.00%, 5/12/2026 (a)	150,000	149,848
1.65%, 5/12/2028 (a)	150,000	151,231
2.10%, 5/12/2031	150,000	151,932
2.40%, 2/22/2023	100,000	102,751
2.50%, 11/29/2022	180,000	183,618
2.50%, 6/3/2050	130,000	122,012
2.70%, 6/3/2060	163,000	153,352
2.88%, 5/12/2041	150,000	154,386
3.10%, 5/12/2051	150,000	157,866
3.15%, 8/22/2027	29,000	31,883
3.25%, 5/12/2061	150,000	159,285
4.05%, 8/22/2047	602,000	729,901
4.95%, 12/5/2044	197,000	265,534
Baidu, Inc.:
1.72%, 4/9/2026	200,000	200,408
3.08%, 4/7/2025 (a)	200,000	209,842
3.88%, 9/29/2023 (a)	251,000	265,033
4.13%, 6/30/2025	60,000	65,482
4.38%, 3/29/2028	205,000	229,348
4.88%, 11/14/2028	100,000	115,744
Booking Holdings, Inc.:
3.55%, 3/15/2028	213,000	236,272
4.63%, 4/13/2030	325,000	386,506
eBay, Inc.:
1.40%, 5/10/2026	100,000	100,282
2.60%, 5/10/2031 (a)	100,000	102,027
2.70%, 3/11/2030	20,000	20,782
3.45%, 8/1/2024	23,000	24,585
3.65%, 5/10/2051	107,000	114,795
4.00%, 7/15/2042	25,000	28,154
Expedia Group, Inc.:
2.95%, 3/15/2031	15,000	15,194
3.60%, 12/15/2023	125,000	132,298
3.80%, 2/15/2028	138,000	149,758
4.63%, 8/1/2027	30,000	34,019
5.00%, 2/15/2026	88,000	99,392
Security Description	Principal Amount	Value
JD.com, Inc.:
3.88%, 4/29/2026 (a)	$400,000	$433,164
4.13%, 1/14/2050	125,000	131,515
Tencent Music Entertainment Group:
1.38%, 9/3/2025	200,000	195,834
2.00%, 9/3/2030	205,000	193,048
VeriSign, Inc.:
2.70%, 6/15/2031	40,000	40,682
4.75%, 7/15/2027	150,000	158,137
5.25%, 4/1/2025	15,000	16,892
Weibo Corp. 3.50%, 7/5/2024	432,000	451,475
		8,294,270
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
2.88%, 6/15/2028 (a)	100,000	101,516
3.88%, 1/15/2026	125,000	133,636
4.20%, 6/10/2024	190,000	203,910
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	35,000	35,680
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	15,000	15,338
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	25,000	24,720
2.75%, 9/16/2026	100,000	102,267
2.85%, 9/30/2028 (b)	100,000	99,767
3.65%, 7/14/2023	25,000	26,072
Business Development Corp. of America 3.25%, 3/30/2026	65,000	65,803
FS KKR Capital Corp.:
2.63%, 1/15/2027	50,000	50,120
4.63%, 7/15/2024	150,000	161,968
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	75,000	79,554
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	25,000	24,613
2.50%, 8/24/2026	60,000	60,485
3.38%, 4/15/2024	25,000	26,130
Main Street Capital Corp.:
3.00%, 7/14/2026	145,000	147,842
5.20%, 5/1/2024	50,000	54,172
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	100,000	100,396
3.50%, 2/25/2025	10,000	10,472
Owl Rock Capital Corp.:
2.63%, 1/15/2027	115,000	115,022
2.88%, 6/11/2028	50,000	49,870
3.75%, 7/22/2025	25,000	26,310
4.00%, 3/30/2025	30,000	31,705
5.25%, 4/15/2024	84,000	91,546

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
OWL Rock Core Income Corp. 3.13%, 9/23/2026 (b)	$25,000	$24,702
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	25,000	25,113
Prospect Capital Corp.:
3.36%, 11/15/2026	55,000	55,852
3.71%, 1/22/2026	115,000	118,386
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	80,000	80,898
		2,143,865
IRON/STEEL — 0.2%
Nucor Corp. 2.98%, 12/15/2055 (b)	13,000	12,664
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	50,000	49,880
6.85%, 11/15/2036	11,000	15,408
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,271
5.00%, 12/15/2026	15,000	15,509
Vale Overseas, Ltd.:
3.75%, 7/8/2030	275,000	284,886
6.25%, 8/10/2026	200,000	237,116
6.88%, 11/21/2036	51,000	68,189
6.88%, 11/10/2039 (a)	49,000	66,312
8.25%, 1/17/2034	115,000	166,005
		921,240
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 4.63%, 7/28/2045	125,000	134,767
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	25,000	26,661
3.70%, 1/15/2031	10,000	10,710
Hyatt Hotels Corp.:
1.80%, 10/1/2024 (e)	30,000	30,069
4.38%, 9/15/2028	145,000	158,489
5.38%, 4/23/2025	15,000	16,753
5.75%, 4/23/2030	15,000	17,965
Las Vegas Sands Corp.:
2.90%, 6/25/2025	58,000	58,287
3.20%, 8/8/2024	60,000	61,600
3.50%, 8/18/2026	5,000	5,118
3.90%, 8/8/2029 (a)	210,000	214,108
Marriott International, Inc.:
3.75%, 3/15/2025	83,000	88,812
Series EE, 5.75%, 5/1/2025	51,000	58,381
Series FF, 4.63%, 6/15/2030	65,000	74,348
Series HH, 2.85%, 4/15/2031	165,000	166,564
Series II, 2.75%, 10/15/2033	50,000	48,915
Series R, 3.13%, 6/15/2026	109,000	116,475
Security Description	Principal Amount	Value
Series X, 4.00%, 4/15/2028	$8,000	$8,793
Sands China, Ltd.:
5.13%, 8/8/2025	200,000	215,320
5.40%, 8/8/2028	205,000	226,658
		1,604,026
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	250,000	251,440
0.90%, 3/2/2026	110,000	109,019
2.40%, 8/9/2026	65,000	68,795
Series MTN, 0.45%, 5/17/2024	50,000	49,858
Series MTN, 0.60%, 9/13/2024	200,000	199,942
Series MTN, 1.10%, 9/14/2027 (a)	40,000	39,573
Series MTN, 1.15%, 9/14/2026	200,000	199,610
Series MTN, 1.95%, 11/18/2022	25,000	25,469
Series MTN, 2.15%, 11/8/2024	155,000	161,911
Series MTN, 2.85%, 5/17/2024	25,000	26,435
Series MTN, 3.30%, 6/9/2024	78,000	83,631
Caterpillar, Inc.:
3.25%, 9/19/2049	220,000	238,007
3.40%, 5/15/2024 (a)	188,000	200,801
3.80%, 8/15/2042	55,000	64,495
Oshkosh Corp. 4.60%, 5/15/2028	35,000	40,024
		1,759,010
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	99,525
1.88%, 1/15/2026	50,000	50,716
1.95%, 7/2/2023	15,000	15,337
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	27,834
Deere & Co. 5.38%, 10/16/2029	5,000	6,301
Dover Corp. 5.38%, 3/1/2041	8,000	10,390
Flowserve Corp.:
2.80%, 1/15/2032	40,000	39,604
3.50%, 10/1/2030	135,000	141,510
IDEX Corp. 2.63%, 6/15/2031	100,000	101,635
John Deere Capital Corp.:
2.00%, 6/17/2031	100,000	99,961
0.63%, 9/10/2024 (a)	30,000	30,013

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.25%, 1/17/2023	$100,000	$99,987
Series MTN, 0.45%, 1/17/2024	100,000	99,898
Series MTN, 0.45%, 6/7/2024	65,000	64,819
Series MTN, 1.50%, 3/6/2028 (a)	314,000	312,125
Series MTN, 1.75%, 3/9/2027 (a)	311,000	318,063
Series MTN, 2.45%, 1/9/2030 (a)	20,000	20,801
Series MTN, 2.60%, 3/7/2024	140,000	146,987
Series MTN, 2.65%, 6/24/2024	122,000	128,791
Series MTN, 3.45%, 1/10/2024	15,000	15,990
Series MTN, 3.45%, 3/13/2025	25,000	27,151
Series MTN, 3.45%, 3/7/2029	75,000	83,377
Otis Worldwide Corp.:
2.06%, 4/5/2025	45,000	46,476
2.29%, 4/5/2027	78,000	81,031
2.57%, 2/15/2030	10,000	10,265
3.11%, 2/15/2040	25,000	25,629
3.36%, 2/15/2050	15,000	15,700
Rockwell Automation, Inc.:
2.80%, 8/15/2061	100,000	95,438
2.88%, 3/1/2025	16,000	16,917
4.20%, 3/1/2049	10,000	12,348
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	500,000	575,425
Xylem, Inc.:
2.25%, 1/30/2031 (a)	45,000	44,982
3.25%, 11/1/2026	68,000	73,881
		2,938,907
MEDIA — 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029 (e)	45,000	44,976
2.80%, 4/1/2031	10,000	10,044
3.50%, 6/1/2041	30,000	29,527
3.50%, 3/1/2042 (e)	65,000	63,458
3.70%, 4/1/2051	20,000	19,363
3.90%, 6/1/2052	150,000	149,088
3.95%, 6/30/2062 (e)	100,000	96,701
4.40%, 12/1/2061	100,000	104,343
4.80%, 3/1/2050	200,000	225,286
4.91%, 7/23/2025	272,000	305,755
5.05%, 3/30/2029	215,000	251,090
5.13%, 7/1/2049	200,000	234,796
Security Description	Principal Amount	Value
5.38%, 5/1/2047	$418,000	$500,697
5.75%, 4/1/2048	225,000	284,591
6.83%, 10/23/2055	255,000	371,058
Comcast Corp.:
1.95%, 1/15/2031	35,000	34,413
2.45%, 8/15/2052 (a)	175,000	154,576
2.65%, 8/15/2062	50,000	44,243
2.80%, 1/15/2051	55,000	51,981
2.89%, 11/1/2051 (b)	332,000	318,345
2.94%, 11/1/2056 (b)	290,000	275,239
2.99%, 11/1/2063 (b)	200,000	187,496
3.15%, 3/1/2026	190,000	205,303
3.20%, 7/15/2036	310,000	330,023
3.55%, 5/1/2028	412,000	457,143
3.70%, 4/15/2024	196,000	210,780
3.75%, 4/1/2040	189,000	212,729
4.15%, 10/15/2028	687,000	790,579
4.25%, 1/15/2033	350,000	412,006
4.65%, 7/15/2042	111,000	137,944
4.70%, 10/15/2048	205,000	261,709
4.75%, 3/1/2044	470,000	592,844
Discovery Communications LLC:
3.63%, 5/15/2030 (a)	30,000	32,555
4.00%, 9/15/2055	293,000	306,455
4.13%, 5/15/2029	200,000	223,670
4.65%, 5/15/2050	100,000	116,089
4.88%, 4/1/2043	50,000	59,475
4.90%, 3/11/2026	13,000	14,778
5.00%, 9/20/2037	50,000	60,073
5.20%, 9/20/2047	100,000	123,321
6.35%, 6/1/2040	100,000	137,417
Fox Corp.:
4.03%, 1/25/2024	125,000	134,075
5.48%, 1/25/2039	160,000	204,554
5.58%, 1/25/2049	115,000	155,000
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	110,482
5.00%, 5/13/2045	94,000	112,801
6.63%, 1/15/2040	90,000	125,711
8.50%, 3/11/2032	3,000	4,415
NBCUniversal Media LLC 4.45%, 1/15/2043	366,000	442,498
TCI Communications, Inc. 7.13%, 2/15/2028	285,000	374,872
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	51,993
Time Warner Cable LLC:
4.50%, 9/15/2042	218,000	236,502
6.55%, 5/1/2037	261,000	352,864
6.75%, 6/15/2039	199,000	272,214
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	75,000	110,734
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	200,000	215,254

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 8/16/2041	$100,000	$121,523
Series E, 4.13%, 12/1/2041	211,000	249,564
Series GMTN, 4.13%, 6/1/2044	11,000	13,089
Series MTN, 1.85%, 7/30/2026 (a)	120,000	123,378
ViacomCBS, Inc.:
2.90%, 1/15/2027	13,000	13,798
3.38%, 2/15/2028	190,000	207,071
3.70%, 8/15/2024	100,000	107,389
3.70%, 6/1/2028	167,000	184,876
4.00%, 1/15/2026	95,000	104,693
4.20%, 6/1/2029	30,000	34,211
4.20%, 5/19/2032 (a)	25,000	28,589
4.75%, 5/15/2025	40,000	44,892
4.95%, 5/19/2050 (a)	125,000	156,761
5.85%, 9/1/2043	211,000	288,344
7.88%, 7/30/2030	195,000	275,638
Walt Disney Co.:
1.75%, 1/13/2026	85,000	87,196
2.00%, 9/1/2029	416,000	420,010
2.65%, 1/13/2031	141,000	147,373
3.50%, 5/13/2040	500,000	551,425
3.60%, 1/13/2051	185,000	206,756
3.70%, 9/15/2024	118,000	127,639
3.80%, 5/13/2060	30,000	34,702
4.75%, 11/15/2046	218,000	283,300
6.15%, 3/1/2037	51,000	71,607
		15,229,752
METAL FABRICATE & HARDWARE — 0.0% (f)
Timken Co. 4.50%, 12/15/2028 (a)	20,000	22,369
MINING — 0.6%
Barrick Gold Corp.:
5.25%, 4/1/2042	125,000	161,661
6.45%, 10/15/2035	100,000	137,419
Barrick North America Finance LLC 5.75%, 5/1/2043	75,000	102,666
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	60,316
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	213,000	283,458
Kinross Gold Corp. 4.50%, 7/15/2027 (a)	120,000	137,874
Newmont Corp.:
3.70%, 3/15/2023	7,000	7,255
4.88%, 3/15/2042	111,000	139,050
6.25%, 10/1/2039	103,000	145,704
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	53,000	63,935
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	188,000	205,491
Security Description	Principal Amount	Value
Southern Copper Corp.:
5.25%, 11/8/2042	$100,000	$124,404
5.88%, 4/23/2045 (a)	102,000	137,805
6.75%, 4/16/2040	119,000	166,197
7.50%, 7/27/2035	229,000	327,836
Teck Resources, Ltd.:
3.90%, 7/15/2030	10,000	10,861
6.13%, 10/1/2035	356,000	460,027
		2,671,959
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
2.65%, 4/15/2025	100,000	105,544
2.88%, 10/15/2027	200,000	216,334
3.25%, 8/26/2049	66,000	70,225
Series MTN, 3.25%, 2/14/2024	128,000	135,860
Series MTN, 3.38%, 3/1/2029	50,000	55,100
Series MTN, 3.63%, 9/14/2028	19,000	21,296
Series MTN, 3.88%, 6/15/2044	8,000	9,364
Series MTN, 4.00%, 9/14/2048	184,000	219,501
Series MTN, 5.70%, 3/15/2037	134,000	185,413
Carlisle Cos., Inc.:
0.55%, 9/1/2023	20,000	19,987
2.20%, 3/1/2032	100,000	97,140
2.75%, 3/1/2030	15,000	15,473
3.75%, 11/15/2022	30,000	30,842
Eaton Corp. 2.75%, 11/2/2022	177,000	181,583
General Electric Co.:
3.45%, 5/1/2027	220,000	241,476
Series GMTN, 3.45%, 5/15/2024	340,000	361,515
Series GMTN, 6.88%, 1/10/2039	472,000	702,001
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	19,000	22,113
4.88%, 9/15/2041	30,000	39,219
Parker-Hannifin Corp.:
3.25%, 3/1/2027	100,000	108,405
4.00%, 6/14/2049	101,000	115,905
4.10%, 3/1/2047	37,000	42,643
Series MTN, 3.30%, 11/21/2024	98,000	104,975
Series MTN, 4.20%, 11/21/2034	68,000	78,074
Series MTN, 6.25%, 5/15/2038	40,000	53,825
Textron, Inc.:
2.45%, 3/15/2031	65,000	65,041
3.88%, 3/1/2025	50,000	54,113

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 9/17/2029	$25,000	$27,828
4.30%, 3/1/2024	15,000	16,071
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	107,000	113,774
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	115,000	142,646
4.65%, 11/1/2044	50,000	62,670
		3,715,956
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	139,000	160,558
OIL & GAS — 4.0%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	65,000	63,214
2.77%, 11/10/2050	100,000	92,221
2.94%, 4/6/2023	115,000	119,318
2.94%, 6/4/2051	70,000	66,487
3.00%, 2/24/2050	15,000	14,444
3.00%, 3/17/2052	200,000	191,438
3.02%, 1/16/2027	150,000	161,179
3.06%, 6/17/2041	50,000	50,444
3.19%, 4/6/2025	50,000	53,490
3.22%, 4/14/2024	261,000	276,822
3.38%, 2/8/2061	200,000	198,980
3.41%, 2/11/2026	15,000	16,352
3.79%, 2/6/2024	459,000	491,291
3.80%, 9/21/2025	50,000	54,963
3.94%, 9/21/2028	145,000	163,431
BP Capital Markets PLC 3.28%, 9/19/2027	200,000	218,962
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	25,607
2.95%, 7/15/2030	50,000	51,712
3.85%, 6/1/2027	310,000	339,407
3.90%, 2/1/2025	18,000	19,470
5.85%, 2/1/2035	300,000	378,198
6.50%, 2/15/2037	36,000	48,078
Cenovus Energy, Inc.:
2.65%, 1/15/2032	15,000	14,730
3.75%, 2/15/2052	20,000	19,504
4.40%, 4/15/2029	434,000	486,275
5.25%, 6/15/2037	75,000	89,289
Chevron Corp.:
1.55%, 5/11/2025	15,000	15,336
2.00%, 5/11/2027	100,000	103,158
2.24%, 5/11/2030 (a)	115,000	117,908
2.90%, 3/3/2024	200,000	210,878
2.95%, 5/16/2026	120,000	129,306
3.19%, 6/24/2023	158,000	164,683
Chevron USA, Inc.:
0.69%, 8/12/2025	65,000	64,292
Security Description	Principal Amount	Value
1.02%, 8/12/2027	$120,000	$117,350
2.34%, 8/12/2050 (a)	65,000	58,768
3.25%, 10/15/2029	50,000	54,731
3.85%, 1/15/2028	276,000	311,703
6.00%, 3/1/2041	115,000	166,502
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	27,370
4.38%, 6/1/2024	50,000	53,910
4.38%, 3/15/2029	172,000	194,002
ConocoPhillips:
3.75%, 10/1/2027 (b)	253,000	282,209
4.30%, 8/15/2028 (a) (b)	75,000	86,311
4.88%, 10/1/2047 (b)	55,000	71,340
6.50%, 2/1/2039	343,000	501,270
ConocoPhillips Co.:
4.95%, 3/15/2026	213,000	244,865
5.95%, 3/15/2046	50,000	73,674
Devon Energy Corp.:
4.50%, 1/15/2030 (b)	100,000	108,836
4.75%, 5/15/2042	72,000	81,818
5.00%, 6/15/2045	191,000	224,123
5.85%, 12/15/2025	15,000	17,358
5.88%, 6/15/2028 (b)	100,000	110,011
Diamondback Energy, Inc.:
0.90%, 3/24/2023	115,000	115,001
2.88%, 12/1/2024	19,000	19,933
3.25%, 12/1/2026	60,000	64,133
3.50%, 12/1/2029	25,000	26,745
Enbridge, Inc. 1.60%, 10/4/2026	25,000	25,105
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	113,423
4.15%, 1/15/2026	240,000	267,835
4.38%, 4/15/2030 (a)	40,000	46,700
Exxon Mobil Corp.:
2.44%, 8/16/2029	25,000	26,038
2.71%, 3/6/2025	15,000	15,816
2.73%, 3/1/2023	510,000	525,387
2.99%, 3/19/2025	417,000	444,785
3.00%, 8/16/2039	75,000	77,467
3.04%, 3/1/2026	274,000	295,665
3.10%, 8/16/2049	25,000	25,295
3.45%, 4/15/2051	115,000	122,994
3.48%, 3/19/2030	75,000	83,489
3.57%, 3/6/2045	165,000	180,337
4.11%, 3/1/2046	100,000	117,297
4.23%, 3/19/2040	120,000	142,523
4.33%, 3/19/2050	246,000	300,580
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (b)	20,000	20,058
Hess Corp.:
4.30%, 4/1/2027	38,000	42,157
5.60%, 2/15/2041	88,000	109,387
7.13%, 3/15/2033	178,000	240,499
7.30%, 8/15/2031	50,000	67,534

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 10/1/2029	$15,000	$20,306
HollyFrontier Corp.:
4.50%, 10/1/2030	100,000	108,888
5.88%, 4/1/2026	86,000	98,639
Marathon Oil Corp. 6.80%, 3/15/2032	50,000	64,762
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	27,905
4.75%, 9/15/2044	125,000	146,262
6.50%, 3/1/2041	278,000	382,764
Phillips 66:
3.85%, 4/9/2025	25,000	27,241
3.90%, 3/15/2028	100,000	110,919
4.65%, 11/15/2034	100,000	119,278
4.88%, 11/15/2044	157,000	197,581
5.88%, 5/1/2042	100,000	137,179
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	35,000	35,028
0.75%, 1/15/2024	75,000	74,895
1.90%, 8/15/2030	50,000	47,817
2.15%, 1/15/2031	90,000	87,401
4.45%, 1/15/2026 (a)	75,000	83,671
Shell International Finance B.V.:
0.38%, 9/15/2023	224,000	224,280
2.00%, 11/7/2024	225,000	233,689
2.38%, 11/7/2029	50,000	51,863
2.75%, 4/6/2030 (a)	90,000	95,447
2.88%, 5/10/2026	101,000	108,829
3.13%, 11/7/2049	25,000	25,999
3.25%, 5/11/2025	336,000	363,061
3.25%, 4/6/2050 (a)	50,000	53,216
4.00%, 5/10/2046	588,000	691,529
4.55%, 8/12/2043	236,000	295,413
Suncor Energy, Inc.:
2.80%, 5/15/2023	15,000	15,528
3.75%, 3/4/2051	70,000	74,874
4.00%, 11/15/2047	140,000	155,315
7.15%, 2/1/2032	150,000	207,274
TotalEnergies Capital International SA:
2.43%, 1/10/2025	75,000	78,340
3.13%, 5/29/2050	150,000	151,030
3.39%, 6/29/2060	100,000	104,674
3.46%, 2/19/2029	200,000	221,224
TotalEnergies Capital SA 3.88%, 10/11/2028	270,000	306,183
Valero Energy Corp.:
2.85%, 4/15/2025	50,000	52,659
4.00%, 4/1/2029 (a)	278,000	305,836
4.35%, 6/1/2028	153,000	171,949
4.90%, 3/15/2045 (a)	16,000	19,167
6.63%, 6/15/2037	149,000	200,417
		16,791,533
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	$15,000	$16,079
4.08%, 12/15/2047 (a)	177,000	199,164
4.49%, 5/1/2030	70,000	81,853
Baker Hughes Holdings LLC 5.13%, 9/15/2040	262,000	334,655
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	129,298
4.50%, 11/15/2041	55,000	60,570
4.85%, 11/15/2035	100,000	118,047
6.70%, 9/15/2038	299,000	407,941
NOV, Inc. 3.95%, 12/1/2042	55,000	54,547
Schlumberger Investment SA 3.65%, 12/1/2023	176,000	186,585
		1,588,739
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	9,000	9,189
2.69%, 5/25/2031	35,000	35,847
Berry Global, Inc.:
0.95%, 2/15/2024 (b)	40,000	40,044
1.65%, 1/15/2027 (b)	50,000	49,472
Packaging Corp. of America:
3.40%, 12/15/2027	88,000	96,051
4.05%, 12/15/2049	5,000	5,802
4.50%, 11/1/2023	86,000	92,142
Sonoco Products Co. 3.13%, 5/1/2030	25,000	26,510
WestRock MWV LLC:
7.95%, 2/15/2031	50,000	70,974
8.20%, 1/15/2030	33,000	46,148
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	104,316
3.90%, 6/1/2028	40,000	44,553
		621,048
PHARMACEUTICALS — 5.5%
AbbVie, Inc.:
2.30%, 11/21/2022	340,000	347,269
2.60%, 11/21/2024	225,000	236,513
2.90%, 11/6/2022	467,000	479,623
2.95%, 11/21/2026	200,000	214,300
3.20%, 11/6/2022	50,000	51,294
3.20%, 11/21/2029	164,000	176,720
3.25%, 10/1/2022	173,000	176,763
4.05%, 11/21/2039	95,000	109,127
4.25%, 11/14/2028	431,000	493,758
4.25%, 11/21/2049	346,000	409,657
4.40%, 11/6/2042	298,000	355,821
4.45%, 5/14/2046	300,000	360,795

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 3/15/2035	$320,000	$382,717
4.85%, 6/15/2044	38,000	47,709
4.88%, 11/14/2048	200,000	256,322
AmerisourceBergen Corp.:
0.74%, 3/15/2023	150,000	150,219
3.25%, 3/1/2025	222,000	236,497
Astrazeneca Finance LLC:
0.70%, 5/28/2024	40,000	40,054
1.20%, 5/28/2026	115,000	114,991
1.75%, 5/28/2028	125,000	125,740
2.25%, 5/28/2031 (a)	20,000	20,324
AstraZeneca PLC:
0.30%, 5/26/2023	40,000	39,988
0.70%, 4/8/2026 (a)	100,000	97,836
1.38%, 8/6/2030 (a)	300,000	285,510
3.00%, 5/28/2051 (a)	115,000	118,530
3.13%, 6/12/2027	175,000	190,472
4.00%, 9/18/2042	103,000	122,251
4.38%, 11/16/2045	225,000	283,939
Becton Dickinson & Co.:
3.36%, 6/6/2024	23,000	24,450
3.70%, 6/6/2027	281,000	310,671
3.73%, 12/15/2024	31,000	33,515
3.79%, 5/20/2050	20,000	22,271
4.69%, 12/15/2044	76,000	94,323
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	65,000	65,010
1.13%, 11/13/2027	200,000	197,046
1.45%, 11/13/2030	60,000	57,489
2.35%, 11/13/2040	45,000	42,731
2.55%, 11/13/2050 (a)	60,000	56,567
2.90%, 7/26/2024	169,000	179,449
3.25%, 11/1/2023	19,000	20,146
3.40%, 7/26/2029	175,000	193,942
3.45%, 11/15/2027	300,000	332,994
3.88%, 8/15/2025	27,000	29,762
4.13%, 6/15/2039	130,000	155,290
4.25%, 10/26/2049	194,000	240,711
4.63%, 5/15/2044	300,000	386,451
Cardinal Health, Inc.:
3.75%, 9/15/2025	50,000	54,405
4.50%, 11/15/2044	308,000	348,631
4.60%, 3/15/2043	100,000	116,213
4.90%, 9/15/2045	100,000	119,310
Cigna Corp.:
0.61%, 3/15/2024	40,000	39,920
1.25%, 3/15/2026	65,000	64,837
2.38%, 3/15/2031 (a)	210,000	212,010
2.40%, 3/15/2030	15,000	15,252
3.00%, 7/15/2023	200,000	208,338
3.05%, 10/15/2027	430,000	463,273
3.40%, 3/15/2050	10,000	10,333
3.40%, 3/15/2051	140,000	144,655
3.88%, 10/15/2047	75,000	82,927
4.38%, 10/15/2028	255,000	294,703
Security Description	Principal Amount	Value
6.13%, 11/15/2041	$185,000	$260,695
CVS Health Corp.:
1.30%, 8/21/2027	345,000	339,573
1.75%, 8/21/2030	100,000	95,896
1.88%, 2/28/2031	95,000	91,658
2.13%, 9/15/2031	125,000	122,756
2.63%, 8/15/2024	99,000	104,017
2.75%, 12/1/2022	229,000	234,029
3.38%, 8/12/2024	111,000	118,436
3.70%, 3/9/2023	211,000	220,343
3.75%, 4/1/2030	25,000	27,782
4.13%, 4/1/2040	210,000	241,116
4.30%, 3/25/2028	368,000	419,623
4.75%, 12/1/2022	415,000	431,280
4.78%, 3/25/2038	500,000	612,010
5.05%, 3/25/2048	323,000	416,541
6.25%, 6/1/2027	75,000	92,398
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	75,000	67,875
3.10%, 5/15/2027	65,000	70,701
3.38%, 3/15/2029	31,000	34,402
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	200,000	200,338
3.00%, 6/1/2024	200,000	212,064
3.38%, 6/1/2029	40,000	44,010
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	150,743
3.88%, 5/15/2028	332,000	375,844
5.38%, 4/15/2034	5,000	6,630
Johnson & Johnson:
0.55%, 9/1/2025	100,000	98,706
1.30%, 9/1/2030	35,000	33,754
2.10%, 9/1/2040	35,000	33,038
2.25%, 9/1/2050	25,000	23,153
2.45%, 9/1/2060	15,000	13,999
2.90%, 1/15/2028	338,000	365,659
2.95%, 3/3/2027	206,000	224,064
3.70%, 3/1/2046	285,000	334,162
3.75%, 3/3/2047	145,000	172,293
5.85%, 7/15/2038	371,000	536,848
McKesson Corp.:
0.90%, 12/3/2025	60,000	59,110
1.30%, 8/15/2026	125,000	123,992
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	16,747
5.90%, 11/1/2039	150,000	212,256
Merck & Co., Inc.:
1.45%, 6/24/2030 (a)	25,000	24,196
2.75%, 2/10/2025	213,000	225,441
2.80%, 5/18/2023	184,000	191,215
2.90%, 3/7/2024	10,000	10,540
3.40%, 3/7/2029	50,000	55,365
3.60%, 9/15/2042	80,000	90,376
3.70%, 2/10/2045	269,000	306,555
4.00%, 3/7/2049	198,000	237,317

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mylan, Inc.:
4.20%, 11/29/2023	$50,000	$53,226
4.55%, 4/15/2028	260,000	296,434
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	25,693
2.20%, 8/14/2030	125,000	128,240
3.40%, 5/6/2024	219,000	234,845
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	230,000	229,142
1.70%, 5/28/2030	25,000	24,655
1.75%, 8/18/2031	260,000	254,015
2.95%, 3/15/2024	115,000	121,445
3.00%, 6/15/2023	130,000	135,824
3.45%, 3/15/2029	25,000	27,787
3.60%, 9/15/2028	25,000	28,091
3.90%, 3/15/2039	35,000	40,927
4.00%, 3/15/2049	344,000	415,872
4.10%, 9/15/2038	150,000	179,278
4.40%, 5/15/2044	51,000	63,789
7.20%, 3/15/2039	13,000	20,911
Pharmacia LLC 6.60%, 12/1/2028	50,000	66,415
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	196,934
4.40%, 11/26/2023	40,000	43,104
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	215,000	236,801
Viatris, Inc.:
2.70%, 6/22/2030 (b)	15,000	15,143
4.00%, 6/22/2050 (b)	389,000	413,468
Wyeth LLC:
5.95%, 4/1/2037	341,000	479,746
6.45%, 2/1/2024	46,000	52,185
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	49,413
3.90%, 8/20/2028	100,000	112,394
4.70%, 2/1/2043	178,000	227,178
		23,094,865
PIPELINES — 3.5%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	39,064
3.40%, 2/15/2031	10,000	10,535
4.45%, 7/15/2027	61,000	68,627
4.80%, 5/3/2029	200,000	228,822
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (b)	55,000	54,392
3.70%, 11/15/2029	10,000	10,875
5.13%, 6/30/2027	275,000	318,024
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	59,950
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (b)	100,000	105,159
Security Description	Principal Amount	Value
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	$5,000	$7,332
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	166,000	176,250
4.40%, 3/15/2027	95,000	105,291
5.00%, 5/15/2044	119,000	130,141
Enbridge Energy Partners L.P. 7.38%, 10/15/2045	175,000	277,993
Enbridge, Inc.:
2.50%, 8/1/2033	50,000	50,186
3.40%, 8/1/2051	70,000	70,499
3.50%, 6/10/2024	27,000	28,782
4.00%, 10/1/2023	102,000	107,966
4.25%, 12/1/2026	50,000	56,177
5.50%, 12/1/2046	100,000	134,134
Energy Transfer L.P.:
2.90%, 5/15/2025	20,000	20,982
4.25%, 4/1/2024	75,000	80,218
4.50%, 4/15/2024	50,000	54,102
4.75%, 1/15/2026	123,000	137,427
4.90%, 2/1/2024	90,000	96,958
4.95%, 1/15/2043	35,000	38,408
5.00%, 5/15/2050	100,000	115,465
5.25%, 4/15/2029	186,000	217,897
5.35%, 5/15/2045	101,000	117,874
5.40%, 10/1/2047	300,000	357,723
5.50%, 6/1/2027	50,000	58,677
5.88%, 1/15/2024	250,000	274,470
5.95%, 12/1/2025	50,000	57,968
6.05%, 6/1/2041	200,000	248,056
6.13%, 12/15/2045	100,000	127,269
6.63%, 10/15/2036	77,000	100,607
Series 20Y, 5.80%, 6/15/2038	267,000	327,102
Enterprise Products Operating LLC:
2.80%, 1/31/2030	35,000	36,611
3.20%, 2/15/2052	50,000	48,342
3.30%, 2/15/2053	85,000	83,486
3.35%, 3/15/2023	91,000	94,239
3.70%, 1/31/2051	125,000	131,210
3.90%, 2/15/2024	265,000	282,840
3.95%, 2/15/2027	227,000	252,851
4.25%, 2/15/2048	130,000	147,286
4.85%, 3/15/2044	88,000	105,867
5.10%, 2/15/2045	227,000	282,622
6.13%, 10/15/2039	300,000	411,090
Series H, 6.65%, 10/15/2034	80,000	111,606
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	33,000	35,624
5.00%, 8/15/2042	50,000	59,089
6.38%, 3/1/2041	104,000	142,192
6.50%, 2/1/2037	25,000	33,952
6.50%, 9/1/2039	150,000	206,871

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (a)	$140,000	$135,290
3.60%, 2/15/2051	100,000	101,287
4.30%, 3/1/2028	65,000	73,690
5.05%, 2/15/2046	120,000	145,144
5.20%, 3/1/2048	100,000	124,606
5.55%, 6/1/2045	409,000	522,178
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	96,000	102,330
4.20%, 3/15/2045	19,000	19,727
4.20%, 10/3/2047	100,000	109,880
4.25%, 9/15/2046	50,000	55,630
MPLX L.P.:
4.13%, 3/1/2027 (a)	287,000	320,269
4.80%, 2/15/2029	494,000	572,092
4.88%, 6/1/2025	100,000	111,614
5.20%, 12/1/2047	100,000	120,721
5.50%, 2/15/2049	125,000	158,577
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	59,768
ONEOK Partners L.P.:
3.38%, 10/1/2022	100,000	102,096
6.13%, 2/1/2041	25,000	32,123
6.20%, 9/15/2043	125,000	163,730
6.85%, 10/15/2037	40,000	54,445
ONEOK, Inc.:
4.00%, 7/13/2027	200,000	221,448
4.35%, 3/15/2029	15,000	16,904
4.50%, 3/15/2050	25,000	27,912
4.95%, 7/13/2047	150,000	175,900
5.20%, 7/15/2048	54,000	65,797
5.85%, 1/15/2026	162,000	190,194
Phillips 66 Partners L.P. 3.75%, 3/1/2028	286,000	310,156
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	102,199
4.65%, 10/15/2025	150,000	166,209
4.70%, 6/15/2044	161,000	172,230
4.90%, 2/15/2045	25,000	27,137
6.65%, 1/15/2037	50,000	65,536
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	83,788
5.00%, 3/15/2027	150,000	172,645
5.88%, 6/30/2026	175,000	205,796
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,078
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	114,848
4.75%, 3/15/2024	136,000	147,769
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	82,151
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	15,000	20,708
Security Description	Principal Amount	Value
TransCanada PipeLines, Ltd.:
4.88%, 1/15/2026	$280,000	$319,684
5.00%, 10/16/2043	93,000	115,304
6.10%, 6/1/2040	450,000	612,634
6.20%, 10/15/2037	30,000	40,901
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	26,761
3.95%, 5/15/2050	50,000	56,057
4.00%, 3/15/2028	204,000	227,811
5.40%, 8/15/2041	100,000	129,753
Williams Cos., Inc.:
2.60%, 3/15/2031	100,000	101,400
3.50%, 11/15/2030	25,000	27,166
3.70%, 1/15/2023	105,000	108,469
4.00%, 9/15/2025	3,000	3,288
4.90%, 1/15/2045	200,000	240,076
5.75%, 6/24/2044	174,000	229,765
5.80%, 11/15/2043	100,000	130,588
		14,768,439
REAL ESTATE — 0.0% (f)
Essential Properties L.P. 2.95%, 7/15/2031	50,000	50,258
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Agree L.P.:
2.00%, 6/15/2028	65,000	64,472
2.60%, 6/15/2033	45,000	44,687
2.90%, 10/1/2030	125,000	129,152
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	175,000	169,673
3.00%, 5/18/2051	155,000	150,951
4.00%, 2/1/2050	25,000	28,710
4.50%, 7/30/2029	50,000	58,208
American Assets Trust L.P. 3.38%, 2/1/2031	200,000	207,042
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	57,000	61,066
American Homes 4 Rent L.P. 2.38%, 7/15/2031	100,000	99,094
American Tower Corp.:
1.45%, 9/15/2026	25,000	24,880
1.50%, 1/31/2028	175,000	169,725
2.30%, 9/15/2031	20,000	19,749
2.90%, 1/15/2030 (a)	10,000	10,408
2.95%, 1/15/2051	25,000	23,611
3.00%, 6/15/2023	150,000	156,255
3.38%, 5/15/2024	535,000	569,288
3.50%, 1/31/2023	15,000	15,613
3.60%, 1/15/2028	100,000	108,928
3.80%, 8/15/2029	115,000	127,342
4.00%, 6/1/2025	150,000	163,615

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	$70,000	$69,035
Series MTN, 2.30%, 3/1/2030	140,000	142,257
Series MTN, 3.30%, 6/1/2029	165,000	179,929
Series MTN, 4.15%, 7/1/2047	25,000	30,463
Boston Properties L.P.:
2.45%, 10/1/2033	50,000	48,710
2.55%, 4/1/2032	50,000	50,038
2.90%, 3/15/2030	73,000	75,652
3.13%, 9/1/2023	50,000	52,136
3.40%, 6/21/2029	50,000	54,049
3.80%, 2/1/2024	254,000	269,824
3.85%, 2/1/2023	309,000	319,973
4.50%, 12/1/2028	75,000	86,384
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	26,903
Brixmor Operating Partnership L.P.:
2.50%, 8/16/2031	50,000	49,309
4.05%, 7/1/2030	182,000	202,684
4.13%, 6/15/2026	38,000	42,126
Broadstone Net Lease LLC 2.60%, 9/15/2031	25,000	24,708
Camden Property Trust:
3.15%, 7/1/2029	100,000	108,014
3.35%, 11/1/2049	40,000	43,801
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	139,400
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	385,000	404,215
Corporate Office Properties L.P.:
2.25%, 3/15/2026	10,000	10,238
2.75%, 4/15/2031	40,000	40,434
5.00%, 7/1/2025	25,000	27,885
Crown Castle International Corp.:
2.50%, 7/15/2031	50,000	49,874
3.25%, 1/15/2051	15,000	14,867
3.65%, 9/1/2027	180,000	197,644
3.80%, 2/15/2028	224,000	246,555
4.00%, 11/15/2049	35,000	38,691
4.30%, 2/15/2029	100,000	113,655
CubeSmart L.P. 2.00%, 2/15/2031	15,000	14,596
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	15,000	14,123
2.90%, 11/15/2024	115,000	120,505
3.45%, 11/15/2029	15,000	15,628
Security Description	Principal Amount	Value
Digital Realty Trust L.P. 4.45%, 7/15/2028 (a)	$299,000	$342,818
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	4,917
3.25%, 6/30/2026	50,000	53,891
4.00%, 9/15/2028	40,000	45,277
Equinix, Inc.:
1.00%, 9/15/2025	100,000	98,714
1.45%, 5/15/2026	257,000	256,198
2.00%, 5/15/2028	35,000	35,044
2.50%, 5/15/2031	100,000	100,682
3.00%, 7/15/2050	100,000	95,627
3.40%, 2/15/2052	25,000	25,531
ERP Operating L.P.:
3.00%, 7/1/2029	125,000	133,462
3.25%, 8/1/2027	125,000	136,137
4.50%, 7/1/2044 (a)	116,000	145,284
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	83,528
2.55%, 6/15/2031 (a)	30,000	30,336
2.65%, 3/15/2032	65,000	65,826
2.65%, 9/1/2050	20,000	17,919
3.00%, 1/15/2030	25,000	26,303
3.50%, 4/1/2025	75,000	80,658
4.00%, 3/1/2029	65,000	72,812
Extra Space Storage L.P.:
2.35%, 3/15/2032	20,000	19,546
2.55%, 6/1/2031	70,000	70,117
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	26,696
3.50%, 6/1/2030 (a)	75,000	81,407
3.95%, 1/15/2024	225,000	239,908
GLP Capital L.P./GLP Financing II, Inc.:
4.00%, 1/15/2030	50,000	53,820
5.25%, 6/1/2025	255,000	284,552
5.30%, 1/15/2029	50,000	57,926
5.38%, 11/1/2023	5,000	5,397
5.38%, 4/15/2026	160,000	182,078
5.75%, 6/1/2028	34,000	40,116
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	25,195
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	95,000	103,062
Healthpeak Properties, Inc. 3.00%, 1/15/2030	210,000	221,411
Highwoods Realty L.P.:
2.60%, 2/1/2031	55,000	55,378
4.20%, 4/15/2029	15,000	16,798
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	100,000	104,774
Series H, 3.38%, 12/15/2029	100,000	102,942
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	50,000	52,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kilroy Realty L.P.:
2.65%, 11/15/2033 (e)	$100,000	$98,709
3.05%, 2/15/2030	65,000	68,162
3.45%, 12/15/2024	40,000	42,722
4.75%, 12/15/2028	15,000	17,373
Kimco Realty Corp.:
2.25%, 12/1/2031	105,000	102,907
2.70%, 10/1/2030	50,000	51,451
2.80%, 10/1/2026	121,000	128,382
4.13%, 12/1/2046	50,000	57,091
Lexington Realty Trust:
2.38%, 10/1/2031	35,000	34,009
2.70%, 9/15/2030	15,000	15,184
Life Storage L.P.:
2.20%, 10/15/2030	25,000	24,764
2.40%, 10/15/2031 (e)	70,000	69,368
3.88%, 12/15/2027	25,000	28,102
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	53,580
3.95%, 3/15/2029	125,000	140,707
4.20%, 6/15/2028	50,000	57,234
National Health Investors, Inc. 3.00%, 2/1/2031	55,000	53,465
National Retail Properties, Inc.:
2.50%, 4/15/2030	25,000	25,318
3.00%, 4/15/2052	25,000	23,703
3.10%, 4/15/2050	25,000	24,188
3.50%, 4/15/2051	45,000	46,884
3.90%, 6/15/2024	15,000	16,094
4.80%, 10/15/2048	55,000	68,662
Office Properties Income Trust:
2.40%, 2/1/2027	25,000	24,687
3.45%, 10/15/2031	25,000	24,554
4.50%, 2/1/2025	167,000	179,032
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	100,000	99,117
3.38%, 2/1/2031	200,000	203,680
3.63%, 10/1/2029	156,000	164,243
Physicians Realty L.P. 4.30%, 3/15/2027	40,000	45,206
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	10,000	9,852
3.15%, 8/15/2030	65,000	66,901
3.40%, 6/1/2023	15,000	15,521
Prologis L.P.:
1.63%, 3/15/2031	200,000	192,878
3.00%, 4/15/2050	10,000	10,219
4.38%, 2/1/2029	15,000	17,484
Rayonier L.P. 2.75%, 5/17/2031	45,000	44,996
Realty Income Corp.:
0.75%, 3/15/2026	30,000	29,303
3.25%, 6/15/2029 (a)	100,000	108,974
3.25%, 1/15/2031	80,000	86,794
Security Description	Principal Amount	Value
3.88%, 7/15/2024	$16,000	$17,272
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	26,250
3.70%, 6/15/2030	15,000	16,572
4.65%, 3/15/2049	95,000	115,703
Retail Properties of America, Inc. 4.75%, 9/15/2030	46,000	50,727
Sabra Health Care L.P.:
3.20%, 12/1/2031	50,000	49,155
5.13%, 8/15/2026	104,000	116,377
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	200,000	200,448
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	25,525
2.65%, 7/15/2030 (a)	25,000	25,713
3.25%, 11/30/2026	110,000	119,260
3.25%, 9/13/2049	35,000	35,431
3.38%, 10/1/2024	343,000	367,055
3.38%, 6/15/2027	92,000	100,441
3.38%, 12/1/2027	50,000	54,437
3.50%, 9/1/2025	15,000	16,316
3.75%, 2/1/2024	200,000	213,018
3.80%, 7/15/2050 (a)	254,000	279,629
4.25%, 10/1/2044 (a)	3,000	3,480
SITE Centers Corp. 3.63%, 2/1/2025	157,000	166,535
Spirit Realty L.P.:
2.10%, 3/15/2028	100,000	99,083
2.70%, 2/15/2032	60,000	59,540
4.00%, 7/15/2029	115,000	127,404
STORE Capital Corp.:
4.50%, 3/15/2028	30,000	33,830
4.63%, 3/15/2029	15,000	17,069
Sun Communities Operating L.P.:
2.30%, 11/1/2028 (e)	30,000	30,067
2.70%, 7/15/2031	120,000	121,170
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	95,906
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	100,000	95,524
Series MTN, 4.40%, 1/26/2029	125,000	143,476
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,084
3.25%, 10/15/2026	190,000	203,465
3.75%, 5/1/2024	75,000	79,808
4.75%, 11/15/2030	100,000	117,583
4.88%, 4/15/2049	150,000	187,384
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	160,000	179,006
4.60%, 2/6/2024	50,000	53,953

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 11/1/2025	$50,000	$56,223
Welltower, Inc.:
2.05%, 1/15/2029	185,000	183,936
2.80%, 6/1/2031	300,000	308,715
4.13%, 3/15/2029	125,000	140,956
4.50%, 1/15/2024	75,000	80,573
5.13%, 3/15/2043	3,000	3,689
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	28,160
7.38%, 3/15/2032	114,000	162,122
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	95,429
3.85%, 7/15/2029	25,000	27,702
4.00%, 2/1/2025	50,000	54,289
		16,704,349
RETAIL — 2.3%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	25,000	27,654
AutoNation, Inc.:
1.95%, 8/1/2028	15,000	14,787
2.40%, 8/1/2031	15,000	14,615
3.50%, 11/15/2024	35,000	37,442
4.50%, 10/1/2025	124,000	137,695
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	18,975
2.88%, 1/15/2023	11,000	11,278
3.13%, 7/15/2023	107,000	111,489
3.13%, 4/18/2024	75,000	79,313
3.63%, 4/15/2025	42,000	45,510
4.00%, 4/15/2030	25,000	28,291
Best Buy Co., Inc.:
1.95%, 10/1/2030	10,000	9,722
4.45%, 10/1/2028	30,000	34,517
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	150,762
1.75%, 4/20/2032	15,000	14,705
Dollar General Corp. 3.25%, 4/15/2023	185,000	191,823
Dollar Tree, Inc.:
4.00%, 5/15/2025	190,000	207,721
4.20%, 5/15/2028	163,000	184,356
Genuine Parts Co. 1.88%, 11/1/2030	100,000	95,568
Home Depot, Inc.:
1.38%, 3/15/2031 (a)	100,000	94,667
1.50%, 9/15/2028	100,000	98,990
1.88%, 9/15/2031	40,000	39,304
2.38%, 3/15/2051	200,000	181,840
2.50%, 4/15/2027	216,000	229,005
2.75%, 9/15/2051	100,000	97,603
3.13%, 12/15/2049	160,000	166,907
3.30%, 4/15/2040	100,000	108,396
3.35%, 4/15/2050	145,000	156,900
3.75%, 2/15/2024	226,000	241,486
3.90%, 6/15/2047	125,000	146,351
Security Description	Principal Amount	Value
4.40%, 3/15/2045	$108,000	$134,877
5.40%, 9/15/2040	288,000	392,607
5.95%, 4/1/2041	250,000	359,272
Kohl's Corp. 3.38%, 5/1/2031 (a)	145,000	149,550
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	345,000	334,974
1.70%, 9/15/2028	25,000	24,784
1.70%, 10/15/2030	45,000	43,058
2.63%, 4/1/2031	150,000	154,030
2.80%, 9/15/2041	250,000	243,140
3.13%, 9/15/2024	100,000	106,345
3.38%, 9/15/2025 (a)	41,000	44,385
3.50%, 4/1/2051	75,000	79,786
4.00%, 4/15/2025	65,000	71,253
5.00%, 4/15/2040	100,000	126,843
5.13%, 4/15/2050	175,000	236,276
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,222
Series MTN, 3.80%, 4/1/2028	200,000	223,816
Series MTN, 4.20%, 4/1/2050	64,000	76,387
Series MTN, 4.88%, 7/15/2040	50,000	62,250
Series MTN, 4.88%, 12/9/2045	300,000	383,304
Series MTN, 6.30%, 3/1/2038	385,000	548,841
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	145,000	139,016
3.85%, 6/15/2023	15,000	15,722
3.90%, 6/1/2029	55,000	61,630
Starbucks Corp.:
2.00%, 3/12/2027	25,000	25,631
2.25%, 3/12/2030	25,000	25,204
2.55%, 11/15/2030	225,000	231,367
3.10%, 3/1/2023	100,000	103,593
3.35%, 3/12/2050	115,000	119,730
3.50%, 11/15/2050	38,000	40,434
4.50%, 11/15/2048	55,000	67,909
Target Corp.:
2.25%, 4/15/2025	125,000	130,420
2.35%, 2/15/2030	10,000	10,349
3.38%, 4/15/2029	14,000	15,540
TJX Cos., Inc. 2.25%, 9/15/2026	169,000	177,597
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	115,000	122,946
3.80%, 11/18/2024	53,000	57,408
4.10%, 4/15/2050	75,000	83,317
4.50%, 11/18/2034	15,000	17,461
Walmart, Inc.:
1.05%, 9/17/2026 (a)	135,000	134,866
1.50%, 9/22/2028	325,000	323,710

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.80%, 9/22/2031	$55,000	$54,492
2.38%, 9/24/2029	2,000	2,102
2.50%, 9/22/2041	310,000	308,893
2.65%, 9/22/2051	80,000	79,632
2.85%, 7/8/2024	265,000	280,858
3.05%, 7/8/2026	125,000	135,947
3.25%, 7/8/2029 (a)	119,000	132,059
3.55%, 6/26/2025	238,000	259,975
		9,946,480
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	115,000	118,267
SEMICONDUCTORS — 2.2%
Analog Devices, Inc.:
1.70%, 10/1/2028 (e)	45,000	45,102
2.10%, 10/1/2031 (e)	60,000	60,130
2.80%, 10/1/2041 (e)	50,000	50,012
2.95%, 10/1/2051 (e)	55,000	54,967
3.90%, 12/15/2025	48,000	53,280
Applied Materials, Inc.:
1.75%, 6/1/2030	105,000	103,328
2.75%, 6/1/2050	15,000	14,653
3.30%, 4/1/2027	100,000	109,966
4.35%, 4/1/2047	50,000	62,298
5.85%, 6/15/2041	135,000	195,453
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	193,000	209,752
3.88%, 1/15/2027	410,000	450,668
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	225,000	222,322
2.45%, 2/15/2031 (b)	150,000	145,558
2.60%, 2/15/2033 (b)	100,000	96,688
3.46%, 9/15/2026	215,000	232,368
3.50%, 2/15/2041 (b)	55,000	54,558
3.75%, 2/15/2051 (b)	20,000	20,060
4.11%, 9/15/2028	266,000	296,287
4.15%, 11/15/2030	250,000	277,237
4.30%, 11/15/2032	30,000	33,580
4.70%, 4/15/2025	81,000	90,153
4.75%, 4/15/2029	375,000	430,429
Intel Corp.:
1.60%, 8/12/2028	25,000	24,916
2.00%, 8/12/2031 (a)	50,000	49,686
2.45%, 11/15/2029	787,000	820,156
2.70%, 12/15/2022	100,000	102,864
2.80%, 8/12/2041	40,000	39,870
3.05%, 8/12/2051 (a)	100,000	100,056
3.10%, 2/15/2060 (a)	20,000	19,649
3.15%, 5/11/2027	44,000	48,041
3.20%, 8/12/2061	100,000	101,098
3.25%, 11/15/2049	130,000	134,767
3.73%, 12/8/2047	335,000	373,763
3.75%, 3/25/2027	50,000	56,063
Security Description	Principal Amount	Value
4.10%, 5/19/2046	$100,000	$117,355
4.10%, 5/11/2047	75,000	88,919
4.60%, 3/25/2040	60,000	75,257
4.80%, 10/1/2041	50,000	64,288
KLA Corp.:
4.65%, 11/1/2024	89,000	98,245
5.00%, 3/15/2049	115,000	154,502
Lam Research Corp.:
1.90%, 6/15/2030	25,000	24,936
2.88%, 6/15/2050	20,000	20,090
3.13%, 6/15/2060	20,000	20,516
3.75%, 3/15/2026	50,000	55,456
3.80%, 3/15/2025	222,000	241,820
Marvell Technology, Inc.:
1.65%, 4/15/2026 (b)	65,000	65,110
2.45%, 4/15/2028 (b)	65,000	66,257
2.95%, 4/15/2031 (b)	60,000	61,470
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	50,000	51,725
Micron Technology, Inc.:
2.50%, 4/24/2023	220,000	226,486
4.64%, 2/6/2024	55,000	59,657
4.66%, 2/15/2030	145,000	167,563
NVIDIA Corp.:
0.31%, 6/15/2023	85,000	84,974
0.58%, 6/14/2024	75,000	75,099
1.55%, 6/15/2028	100,000	99,619
2.00%, 6/15/2031	100,000	99,625
3.20%, 9/16/2026	176,000	192,759
3.50%, 4/1/2040	100,000	111,032
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (b)	100,000	100,781
3.25%, 5/11/2041 (b)	60,000	62,090
3.40%, 5/1/2030 (b)	15,000	16,251
4.30%, 6/18/2029 (b)	250,000	283,797
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	50,774
2.90%, 5/20/2024	160,000	169,165
3.25%, 5/20/2027	213,000	233,593
3.25%, 5/20/2050 (a)	170,000	181,920
4.80%, 5/20/2045	125,000	164,584
Skyworks Solutions, Inc.:
0.90%, 6/1/2023	15,000	15,028
1.80%, 6/1/2026	75,000	75,899
3.00%, 6/1/2031	20,000	20,467
Texas Instruments, Inc.:
1.38%, 3/12/2025	215,000	218,664
1.75%, 5/4/2030	65,000	64,299
2.25%, 9/4/2029	30,000	30,913
2.70%, 9/15/2051	100,000	98,664
3.88%, 3/15/2039	10,000	11,791
Xilinx, Inc. 2.95%, 6/1/2024	188,000	198,128
		9,499,346

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (b)	$15,000	$15,000
2.04%, 8/16/2028 (a) (b)	50,000	49,346
3.84%, 5/1/2025	100,000	108,247
		172,593
SOFTWARE — 2.7%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	95,000	82,970
4.50%, 6/15/2047	100,000	122,313
Adobe, Inc. 3.25%, 2/1/2025	186,000	199,589
Autodesk, Inc. 2.85%, 1/15/2030	15,000	15,691
Citrix Systems, Inc.:
1.25%, 3/1/2026	94,000	92,367
3.30%, 3/1/2030 (a)	225,000	230,258
Electronic Arts, Inc.:
1.85%, 2/15/2031	60,000	58,019
2.95%, 2/15/2051	40,000	38,342
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	70,000	70,034
0.60%, 3/1/2024	15,000	14,985
1.15%, 3/1/2026	100,000	99,146
1.65%, 3/1/2028	20,000	19,738
2.25%, 3/1/2031	50,000	49,591
3.10%, 3/1/2041	10,000	10,121
3.75%, 5/21/2029	100,000	111,455
Fiserv, Inc.:
2.75%, 7/1/2024	225,000	236,920
3.50%, 7/1/2029	110,000	119,797
3.80%, 10/1/2023	165,000	175,412
4.20%, 10/1/2028	140,000	159,331
4.40%, 7/1/2049	93,000	111,129
Intuit, Inc.:
0.65%, 7/15/2023	15,000	15,069
1.35%, 7/15/2027	115,000	114,446
1.65%, 7/15/2030	15,000	14,610
Microsoft Corp.:
2.00%, 8/8/2023	12,000	12,353
2.38%, 5/1/2023	100,000	102,851
2.40%, 8/8/2026	501,000	532,318
2.53%, 6/1/2050	561,000	541,735
2.65%, 11/3/2022	400,000	408,608
2.68%, 6/1/2060	263,000	255,536
2.88%, 2/6/2024	75,000	78,884
2.92%, 3/17/2052	523,000	544,098
3.04%, 3/17/2062	206,000	216,825
3.50%, 2/12/2035	150,000	172,916
3.50%, 11/15/2042	75,000	85,687
Oracle Corp.:
1.65%, 3/25/2026	70,000	70,988
2.30%, 3/25/2028	105,000	107,421
Security Description	Principal Amount	Value
2.40%, 9/15/2023	$240,000	$248,321
2.50%, 4/1/2025	50,000	52,314
2.63%, 2/15/2023	497,000	511,453
2.65%, 7/15/2026	182,000	191,912
2.88%, 3/25/2031	75,000	77,289
2.95%, 5/15/2025	355,000	376,495
3.25%, 5/15/2030	160,000	171,435
3.40%, 7/8/2024	208,000	222,071
3.60%, 4/1/2050	284,000	284,304
3.65%, 3/25/2041	460,000	478,216
3.80%, 11/15/2037	165,000	177,162
3.85%, 4/1/2060	250,000	254,592
3.95%, 3/25/2051	245,000	259,553
4.00%, 7/15/2046	450,000	476,878
4.10%, 3/25/2061	195,000	208,634
4.13%, 5/15/2045	234,000	252,486
4.38%, 5/15/2055	100,000	112,047
4.50%, 7/8/2044	50,000	57,567
5.38%, 7/15/2040	150,000	188,817
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	47,581
3.65%, 9/15/2023	208,000	220,401
3.80%, 12/15/2026	50,000	55,498
4.20%, 9/15/2028	50,000	56,928
salesforce.com, Inc.:
0.63%, 7/15/2024	30,000	30,054
1.50%, 7/15/2028 (a)	35,000	34,858
1.95%, 7/15/2031 (a)	80,000	79,702
2.70%, 7/15/2041	100,000	99,643
2.90%, 7/15/2051	100,000	100,068
3.05%, 7/15/2061 (a)	100,000	101,301
3.25%, 4/11/2023	100,000	104,280
VMware, Inc.:
0.60%, 8/15/2023	30,000	30,032
1.00%, 8/15/2024	65,000	65,220
1.40%, 8/15/2026	40,000	39,824
1.80%, 8/15/2028	225,000	221,657
2.20%, 8/15/2031	165,000	161,527
		11,341,673
TELECOMMUNICATIONS — 5.0%
America Movil SAB de CV:
3.63%, 4/22/2029	200,000	217,660
4.38%, 7/16/2042	100,000	119,154
6.13%, 3/30/2040	498,000	702,280
AT&T, Inc.:
0.90%, 3/25/2024	200,000	200,282
1.65%, 2/1/2028	100,000	99,081
1.70%, 3/25/2026	200,000	202,590
2.25%, 2/1/2032	385,000	375,117
2.30%, 6/1/2027	225,000	233,050
2.75%, 6/1/2031	100,000	102,698
3.30%, 2/1/2052	100,000	96,303
3.50%, 6/1/2041	50,000	51,353
3.50%, 9/15/2053	200,000	198,032
3.50%, 2/1/2061	100,000	95,974

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/15/2055	$234,000	$230,710
3.65%, 6/1/2051	200,000	203,742
3.65%, 9/15/2059	554,000	548,355
3.80%, 3/1/2024	115,000	122,875
3.80%, 12/1/2057	893,000	912,673
3.85%, 6/1/2060	125,000	129,356
4.05%, 12/15/2023	25,000	26,932
4.10%, 2/15/2028	150,000	169,341
4.30%, 2/15/2030	300,000	344,394
4.35%, 3/1/2029	360,000	412,801
4.45%, 4/1/2024	114,000	123,528
4.55%, 3/9/2049	50,000	58,185
4.75%, 5/15/2046	400,000	477,796
4.90%, 6/15/2042	100,000	121,119
5.25%, 3/1/2037	512,000	633,897
5.70%, 3/1/2057	100,000	137,508
6.00%, 8/15/2040	200,000	272,638
6.25%, 3/29/2041	54,000	74,636
6.38%, 3/1/2041	75,000	106,787
6.55%, 2/15/2039	50,000	70,003
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	50,000	59,505
Series US-3, 0.75%, 3/17/2024	100,000	100,050
Series US-5, 2.15%, 2/15/2032	40,000	39,167
Series US-6, 3.20%, 2/15/2052	20,000	20,021
British Telecommunications PLC 5.13%, 12/4/2028	50,000	58,476
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	120,046
5.90%, 2/15/2039	307,000	443,759
Corning, Inc.:
3.90%, 11/15/2049	100,000	111,767
4.38%, 11/15/2057	112,000	134,790
5.45%, 11/15/2079	100,000	135,442
5.85%, 11/15/2068 (a)	15,000	21,900
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	90,000	133,651
Juniper Networks, Inc.:
1.20%, 12/10/2025	20,000	19,886
2.00%, 12/10/2030	30,000	28,742
3.75%, 8/15/2029	139,000	152,180
Motorola Solutions, Inc.:
2.75%, 5/24/2031	50,000	50,881
4.00%, 9/1/2024	126,000	137,228
4.60%, 2/23/2028	50,000	57,586
Orange SA 5.50%, 2/6/2044	202,000	276,904
Rogers Communications, Inc.:
4.10%, 10/1/2023	100,000	106,042
4.30%, 2/15/2048	52,000	58,185
Security Description	Principal Amount	Value
4.35%, 5/1/2049	$72,000	$81,756
5.00%, 3/15/2044	311,000	383,295
Telefonica Emisiones SA:
4.10%, 3/8/2027	253,000	284,190
7.05%, 6/20/2036	410,000	591,269
TELUS Corp.:
2.80%, 2/16/2027	115,000	121,997
4.30%, 6/15/2049	15,000	17,848
T-Mobile USA, Inc.:
1.50%, 2/15/2026	71,000	71,262
2.05%, 2/15/2028	110,000	110,900
2.25%, 11/15/2031	50,000	48,970
2.55%, 2/15/2031	10,000	10,042
3.30%, 2/15/2051	75,000	72,695
3.40%, 10/15/2052 (b)	125,000	122,382
3.50%, 4/15/2025	50,000	53,826
3.60%, 11/15/2060	20,000	19,683
3.60%, 11/15/2060 (b)	250,000	246,570
3.75%, 4/15/2027	304,000	334,935
3.88%, 4/15/2030	325,000	359,060
4.38%, 4/15/2040	276,000	317,610
4.50%, 4/15/2050	215,000	251,124
Verizon Communications, Inc.:
0.75%, 3/22/2024	200,000	200,866
0.85%, 11/20/2025 (a)	160,000	158,405
1.45%, 3/20/2026	540,000	545,000
1.50%, 9/18/2030	230,000	217,145
1.68%, 10/30/2030	147,000	139,612
1.75%, 1/20/2031	100,000	95,134
2.10%, 3/22/2028	300,000	304,563
2.63%, 8/15/2026	270,000	285,709
2.65%, 11/20/2040	148,000	139,589
2.85%, 9/3/2041	185,000	180,575
2.88%, 11/20/2050	165,000	153,476
2.99%, 10/30/2056	314,000	291,891
3.00%, 11/20/2060	90,000	83,094
3.40%, 3/22/2041	300,000	313,050
3.55%, 3/22/2051	155,000	163,201
3.70%, 3/22/2061	345,000	364,689
3.88%, 2/8/2029 (a)	275,000	308,643
4.02%, 12/3/2029	133,000	150,825
4.13%, 3/16/2027	722,000	819,477
4.33%, 9/21/2028	273,000	314,046
4.67%, 3/15/2055	200,000	251,052
4.75%, 11/1/2041	57,000	69,625
4.86%, 8/21/2046	460,000	585,690
5.01%, 4/15/2049	20,000	26,195
5.50%, 3/16/2047	50,000	69,391
Vodafone Group PLC:
4.25%, 9/17/2050	111,000	127,984
4.38%, 5/30/2028	350,000	402,052
4.38%, 2/19/2043	128,000	148,762
4.88%, 6/19/2049	50,000	62,480
6.25%, 11/30/2032	500,000	669,315
		21,278,008

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	$122,000	$132,982
3.55%, 11/19/2026	57,000	62,089
6.35%, 3/15/2040	144,000	198,660
		393,731
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	78,000	80,495
3.25%, 6/15/2027	50,000	55,110
3.30%, 9/15/2051	75,000	80,747
3.55%, 2/15/2050	100,000	112,184
3.65%, 9/1/2025 (a)	100,000	109,475
3.90%, 8/1/2046	54,000	62,821
4.15%, 12/15/2048	49,000	59,550
4.40%, 3/15/2042	21,000	25,679
4.45%, 3/15/2043	175,000	217,646
4.55%, 9/1/2044	282,000	355,055
4.70%, 9/1/2045	215,000	276,643
Canadian National Railway Co.:
2.45%, 5/1/2050 (a)	15,000	13,832
3.65%, 2/3/2048	63,000	70,715
4.45%, 1/20/2049	100,000	126,002
6.20%, 6/1/2036	30,000	42,283
6.90%, 7/15/2028	20,000	26,296
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,509
4.80%, 8/1/2045	50,000	62,780
6.13%, 9/15/2115	165,000	249,501
CSX Corp.:
3.25%, 6/1/2027	236,000	256,556
3.35%, 11/1/2025	108,000	116,708
3.35%, 9/15/2049	15,000	15,794
3.40%, 8/1/2024	96,000	103,064
3.80%, 3/1/2028	50,000	55,770
3.80%, 11/1/2046	25,000	28,095
3.80%, 4/15/2050	50,000	56,636
4.40%, 3/1/2043	240,000	287,450
4.50%, 3/15/2049	85,000	106,067
4.50%, 8/1/2054	25,000	31,494
4.65%, 3/1/2068	50,000	64,542
6.00%, 10/1/2036	25,000	34,348
FedEx Corp.:
2.40%, 5/15/2031	65,000	65,417
3.25%, 5/15/2041	65,000	65,782
3.88%, 8/1/2042	25,000	27,450
3.90%, 2/1/2035	49,000	55,272
4.10%, 4/15/2043	35,000	39,216
4.20%, 10/17/2028	300,000	343,446
4.55%, 4/1/2046	125,000	148,985
4.95%, 10/17/2048	65,000	82,161
5.25%, 5/15/2050	250,000	330,112
Security Description	Principal Amount	Value
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	$165,000	$182,422
Kansas City Southern:
3.00%, 5/15/2023	50,000	51,791
3.50%, 5/1/2050	50,000	52,456
4.30%, 5/15/2043	200,000	234,262
4.95%, 8/15/2045	15,000	18,964
Kirby Corp. 4.20%, 3/1/2028	50,000	54,980
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	100,000	100,963
2.90%, 8/25/2051	100,000	96,820
3.05%, 5/15/2050	25,000	24,845
3.15%, 6/1/2027	58,000	62,920
3.16%, 5/15/2055	60,000	60,052
3.40%, 11/1/2049	25,000	26,484
3.65%, 8/1/2025	280,000	304,646
3.80%, 8/1/2028	220,000	246,250
3.94%, 11/1/2047	5,000	5,713
4.10%, 5/15/2121	25,000	27,752
4.15%, 2/28/2048	10,000	11,738
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	227,000	237,342
Series MTN, 2.90%, 12/1/2026	20,000	21,280
Series MTN, 3.65%, 3/18/2024	25,000	26,691
Union Pacific Corp.:
2.38%, 5/20/2031 (a)	85,000	87,083
2.95%, 3/10/2052	100,000	99,590
2.97%, 9/16/2062	128,000	123,712
3.20%, 5/20/2041	231,000	243,516
3.55%, 5/20/2061	100,000	108,182
3.65%, 2/15/2024	27,000	28,689
3.80%, 10/1/2051	425,000	490,526
3.80%, 4/6/2071 (b)	115,000	129,526
3.88%, 2/1/2055	130,000	149,423
Series MTN, 3.55%, 8/15/2039	90,000	99,792
United Parcel Service, Inc.:
2.80%, 11/15/2024	166,000	176,460
3.40%, 9/1/2049	115,000	127,138
4.25%, 3/15/2049	250,000	312,728
5.20%, 4/1/2040	225,000	300,965
		8,678,389
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	105,000	99,273
3.50%, 3/15/2028	150,000	163,611
4.00%, 6/30/2030	30,000	33,466
		296,350

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
VENTURE CAPITAL — 0.0% (f)
Hercules Capital, Inc. 2.63%, 9/16/2026	$25,000	$24,990
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	50,000	50,687
2.80%, 5/1/2030	25,000	26,307
3.25%, 6/1/2051	50,000	51,892
3.40%, 3/1/2025	15,000	16,156
3.45%, 5/1/2050	25,000	26,839
3.75%, 9/1/2028	100,000	112,135
4.15%, 6/1/2049	185,000	219,653
4.30%, 12/1/2042	88,000	105,627
6.59%, 10/15/2037	100,000	146,699
Essential Utilities, Inc.:
2.40%, 5/1/2031	70,000	70,572
4.28%, 5/1/2049	115,000	135,801
United Utilities PLC 6.88%, 8/15/2028	11,000	14,087
		976,455
TOTAL CORPORATE BONDS & NOTES (Cost $412,892,801)		418,956,899
	Shares
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	1,322,915	1,323,180
State Street Navigator Securities Lending Portfolio II (i) (j)	12,081,980	12,081,980
TOTAL SHORT-TERM INVESTMENTS (Cost $13,405,160)		13,405,160
TOTAL INVESTMENTS — 102.0% (Cost $426,297,961)		432,362,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(8,569,845)
NET ASSETS — 100.0%		$423,792,214

(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$418,956,899	$—	$418,956,899
Short-Term Investments	13,405,160	—	—	13,405,160
TOTAL INVESTMENTS	$13,405,160	$418,956,899	$—	$432,362,059
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,843,012	$2,843,865	$11,779,477	$13,300,040	$(120)	$(2)	1,322,915	$1,323,180	$123
State Street Navigator Securities Lending Portfolio II	11,560,805	11,560,805	21,314,010	20,792,835	—	—	12,081,980	12,081,980	5,569
Total		$14,404,670	$33,093,487	$34,092,875	$(120)	$(2)		$13,405,160	$5,692
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$294,000	$306,286
Clear Channel International BV 6.63%, 8/1/2025 (a)	249,000	259,406
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	208,000	216,836
7.75%, 4/15/2028 (a) (b)	282,000	296,842
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	84,000	84,007
3.75%, 2/15/2028	171,000	175,985
4.00%, 2/15/2030	88,000	90,563
4.88%, 1/15/2029	152,000	161,310
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	316,000	327,237
National CineMedia LLC 5.88%, 4/15/2028 (a) (b)	134,000	123,209
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	170,000	168,458
4.63%, 3/15/2030 (a)	140,000	140,385
5.00%, 8/15/2027 (a)	197,000	202,085
6.25%, 6/15/2025 (a)	162,000	171,344
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	193,000	197,923
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	319,000	337,779
		3,259,655
AEROSPACE & DEFENSE — 2.0%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	160,000	161,386
7.13%, 6/15/2026 (a)	365,000	382,984
7.45%, 5/1/2034 (a) (b)	68,000	79,914
7.50%, 12/1/2024 (a)	469,000	486,648
7.50%, 3/15/2025 (a)	496,000	506,947
7.88%, 4/15/2027 (a)	732,000	758,952
Hexcel Corp.:
4.20%, 2/15/2027	80,000	87,390
4.95%, 8/15/2025	20,000	22,142
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	731,000	806,088
5.90%, 2/1/2027	138,000	161,982
5.95%, 2/1/2037	216,000	269,758
6.75%, 1/15/2028	86,000	105,417
6.88%, 5/1/2025	10,000	11,701
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	87,000	90,323
Moog, Inc. 4.25%, 12/15/2027 (a)	145,000	149,831
Security Description	Principal Amount	Value
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	$289,000	$293,289
5.75%, 10/15/2027 (a)	244,000	271,133
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	26,495
3.95%, 6/15/2023 (b)	73,000	74,121
4.60%, 6/15/2028 (b)	114,000	113,146
5.50%, 1/15/2025 (a)	196,000	207,221
7.50%, 4/15/2025 (a)	448,000	474,396
SSL Robotics LLC 9.75%, 12/31/2023 (a)	262,000	284,721
TransDigm UK Holdings PLC 6.88%, 5/15/2026	320,000	337,200
TransDigm, Inc.:
4.63%, 1/15/2029	432,000	430,920
4.88%, 5/1/2029	216,000	216,333
5.50%, 11/15/2027	736,000	757,366
6.25%, 3/15/2026 (a)	1,282,000	1,340,626
6.38%, 6/15/2026	355,000	366,687
7.50%, 3/15/2027	366,000	385,222
8.00%, 12/15/2025 (a)	354,000	377,028
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	174,000	174,141
7.75%, 8/15/2025	113,000	111,647
8.88%, 6/1/2024 (a)	206,000	226,524
		10,549,679
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	100,000	102,036
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	179,000	186,062
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	144,000	150,179
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	265,000	265,127
10.50%, 11/1/2026 (a)	276,000	291,147
		994,551
AIRLINES — 1.4%
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	141,000	126,748
American Airlines, Inc. 11.75%, 7/15/2025 (a)	769,000	951,291
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	1,337,000	1,405,093
5.75%, 4/20/2029 (a)	941,000	1,014,125
Delta Air Lines, Inc.:
2.90%, 10/28/2024	219,000	224,407
3.80%, 4/19/2023	152,000	158,034
4.38%, 4/19/2028 (b)	160,000	171,422
7.38%, 1/15/2026	448,000	527,377

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	$379,000	$397,014
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	476,200	536,211
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	52,000	53,058
4.88%, 1/15/2025 (b)	94,000	96,746
5.00%, 2/1/2024 (b)	88,000	90,727
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	614,000	631,260
4.63%, 4/15/2029 (a)	667,000	689,525
		7,073,038
APPAREL — 0.4%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	175,000	176,671
4.25%, 3/15/2029 (a)	112,000	115,378
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	327,000	344,517
4.88%, 5/15/2026 (a) (b)	267,000	289,094
5.38%, 5/15/2025 (a)	208,000	217,851
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	143,000	144,456
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	67,000	70,926
Under Armour, Inc. 3.25%, 6/15/2026 (b)	174,000	180,080
William Carter Co.:
5.50%, 5/15/2025 (a)	122,000	128,150
5.63%, 3/15/2027 (a)	124,000	128,654
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	135,000	136,336
		1,932,113
AUTO MANUFACTURERS — 3.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	297,000	289,082
5.88%, 6/1/2029 (a)	205,000	223,026
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	491,000	546,527
Ford Holdings LLC 9.30%, 3/1/2030	99,000	134,777
Ford Motor Co.:
4.35%, 12/8/2026	477,000	508,697
4.75%, 1/15/2043	652,000	686,237
5.29%, 12/8/2046	349,000	388,960
6.38%, 2/1/2029	54,000	63,026
6.63%, 10/1/2028	235,000	282,606
7.40%, 11/1/2046	214,000	287,652
7.45%, 7/16/2031	548,000	714,778
8.50%, 4/21/2023	1,253,000	1,377,310
9.00%, 4/22/2025	1,020,000	1,226,825
9.63%, 4/22/2030	417,000	591,402
Security Description	Principal Amount	Value
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	$280,000	$280,543
2.90%, 2/16/2028	192,000	190,700
3.09%, 1/9/2023	444,000	450,509
3.10%, 5/4/2023	259,000	263,450
3.35%, 11/1/2022	494,000	502,650
3.37%, 11/17/2023	257,000	262,991
3.38%, 11/13/2025	698,000	718,528
3.63%, 6/17/2031	339,000	342,109
3.66%, 9/8/2024	401,000	415,344
3.81%, 1/9/2024	210,000	216,651
4.00%, 11/13/2030	638,000	663,456
4.06%, 11/1/2024	574,000	602,763
4.13%, 8/4/2025	486,000	514,625
4.13%, 8/17/2027	293,000	310,814
4.14%, 2/15/2023	307,000	315,575
4.27%, 1/9/2027	439,000	467,078
4.38%, 8/6/2023	294,000	306,163
4.54%, 8/1/2026	262,000	282,203
4.69%, 6/9/2025	207,000	222,007
5.11%, 5/3/2029	466,000	520,578
5.13%, 6/16/2025	709,000	770,258
5.58%, 3/18/2024	291,000	312,822
Series GMTN, 4.39%, 1/8/2026	391,000	418,088
Series MTN, 3.55%, 10/7/2022	170,000	172,803
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	482,000	467,593
5.50%, 7/15/2029 (a)	200,000	194,750
5.88%, 1/15/2028 (a)	237,000	239,233
7.75%, 10/15/2025 (a)	91,000	98,730
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	202,000	212,672
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	200,000	202,582
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	182,000	192,059
Wabash National Corp. 4.50%, 10/15/2028 (a)	200,000	199,930
		18,651,162
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	237,000	242,752
Adient US LLC 9.00%, 4/15/2025 (a)	202,000	219,014
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	87,000	90,644
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	165,000	160,781
6.25%, 3/15/2026 (b)	124,000	127,700
6.50%, 4/1/2027	165,000	172,069
6.88%, 7/1/2028 (b)	185,000	197,902

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Borgwarner Jersey Ltd. 5.00%, 10/1/2025 (a)	$49,000	$53,991
Clarios Global L.P. 6.75%, 5/15/2025 (a)	200,000	211,676
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	275,000	289,058
8.50%, 5/15/2027 (a)	818,000	870,295
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	202,000	164,131
13.00%, 6/1/2024 (a)	292,000	320,829
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	107,000	110,329
Dana, Inc.:
4.25%, 9/1/2030	115,000	118,151
5.38%, 11/15/2027	103,000	108,624
5.63%, 6/15/2028	128,000	137,841
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	142,000	148,768
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	125,000	124,958
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	187,000	201,623
5.00%, 5/31/2026	176,000	180,675
5.00%, 7/15/2029 (a)	294,000	312,257
5.25%, 4/30/2031 (b)	190,000	204,218
5.25%, 7/15/2031 (a)	230,000	246,019
5.63%, 4/30/2033	339,000	369,391
9.50%, 5/31/2025	202,000	221,950
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	112,000	122,352
4.75%, 9/15/2026 (a)	157,000	160,895
6.00%, 5/15/2027 (a)	202,000	210,914
Meritor, Inc.:
4.50%, 12/15/2028 (a)	175,000	175,549
6.25%, 6/1/2025 (a)	67,000	70,487
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	100,000	103,732
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	162,000	159,794
5.13%, 4/15/2029 (a)	171,000	174,825
7.88%, 1/15/2029 (a)	272,000	303,772
Titan International, Inc. 7.00%, 4/30/2028 (a)	178,000	187,256
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	100,000	97,153
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	216,000	233,369
		7,605,744
BANKS — 2.0%
CIT Group, Inc.:
4.75%, 2/16/2024	318,000	339,579
5.00%, 8/1/2023	207,000	221,482
Security Description	Principal Amount	Value
5.25%, 3/7/2025	$168,000	$186,767
6.13%, 3/9/2028	120,000	145,156
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	145,000	151,580
Commerzbank AG 8.13%, 9/19/2023 (a)	224,000	252,034
Consolidated Energy Finance SA 5.63%, 10/15/2028	200,000	200,000
Deutsche Bank AG:
4.50%, 4/1/2025	455,000	486,750
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	252,000	276,646
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (c)	478,000	495,566
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	246,000	253,897
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	89,000	105,415
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	234,000	228,393
7.63%, 5/1/2026 (a)	216,000	220,247
8.13%, 11/15/2024 (a)	461,000	467,224
8.25%, 4/15/2025 (a)	154,000	157,175
Goldman Sachs Capital I 6.35%, 2/15/2034	300,000	420,984
Intesa Sanpaolo SpA:
4.20%, 6/1/2032 (a)	243,000	249,060
4.95%, 6/1/2042 (a)	378,000	391,200
5.02%, 6/26/2024 (a)	536,000	579,368
5.71%, 1/15/2026 (a)	412,000	462,544
Lloyds Banking Group PLC 3 Month USD LIBOR + 1.27%, 6.66%, 5/21/2037 (a) (c)	187,000	268,932
Mozart Debt Merger Sub 5.25%, 10/1/2029 (a)	300,000	300,000
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029	1,610,000	1,610,000
Popular, Inc. 6.13%, 9/14/2023	18,000	19,311
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	208,000	289,168
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	162,000	174,884
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	494,000	546,092
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	424,000	470,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	$297,000	$359,429
		10,329,879
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	230,000	228,887
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	305,000	310,386
		539,273
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	218,000	211,998
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	200,000	204,472
HCRX Investments Holdco L.P. 4.50%, 8/1/2029 (a)	50,000	50,435
		466,905
BUILDING MATERIALS — 1.1%
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	189,000	185,371
Associated Materials LLC/AMH New Finance, Inc. 9.00%, 9/1/2025 (a)	100,000	105,648
Boise Cascade Co. 4.88%, 7/1/2030 (a)	123,000	131,370
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	85,000	86,953
5.00%, 3/1/2030 (a)	160,000	170,656
6.75%, 6/1/2027 (a)	240,000	253,579
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a) (b)	128,000	136,065
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	152,000	153,167
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	139,000	148,786
Griffon Corp. 5.75%, 3/1/2028	303,000	319,995
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	100,000	105,057
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	36,000	36,544
4.88%, 12/15/2027 (a)	25,000	26,070
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	50,000	52,907
Koppers, Inc. 6.00%, 2/15/2025 (a)	140,000	143,650
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	73,000	73,551
Masonite International Corp.:
3.50%, 2/15/2030 (a)	200,000	198,618
5.38%, 2/1/2028 (a)	250,000	263,190
Security Description	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc.:
6.25%, 3/15/2026 (a)	$202,000	$208,894
9.75%, 7/15/2028 (a)	100,000	108,790
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	143,000	145,896
7.50%, 10/15/2027 (a)	65,000	70,214
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	200,000	201,440
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	367,000	388,998
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	258,000	245,523
4.38%, 7/15/2030 (a)	431,000	439,564
4.75%, 1/15/2028 (a)	312,000	325,085
5.00%, 2/15/2027 (a)	232,000	239,702
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	322,000	338,825
6.50%, 3/15/2027 (a)	87,000	91,213
Victors Merger Corp. 6.38%, 5/15/2029 (a) (b)	169,000	161,894
		5,557,215
CHEMICALS — 2.4%
Ashland LLC:
3.38%, 9/1/2031 (a)	100,000	101,137
6.88%, 5/15/2043	100,000	131,326
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	170,000	165,335
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	192,000	199,590
CF Industries, Inc.:
3.45%, 6/1/2023	109,000	113,769
4.95%, 6/1/2043	193,000	232,538
5.15%, 3/15/2034	219,000	267,857
5.38%, 3/15/2044	262,000	332,677
Chemours Co.:
4.63%, 11/15/2029 (a)	200,000	195,334
5.38%, 5/15/2027 (b)	160,000	172,563
5.75%, 11/15/2028 (a) (b)	232,000	243,403
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	194,000	165,381
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	185,000	194,030
Diamond BC B.V. 4.63%, 10/1/2029 (a)	85,000	86,277
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	141,000	143,250
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	111,000	113,581
HB Fuller Co.:
4.00%, 2/15/2027	139,000	145,462

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 10/15/2028	$132,000	$134,270
Hexion, Inc. 7.88%, 7/15/2027 (a) (b)	20,000	21,392
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	206,000	226,925
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	160,000	160,357
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	189,000	190,979
Ingevity Corp.:
3.88%, 11/1/2028 (a)	159,000	158,569
4.50%, 2/1/2026 (a)	195,000	197,586
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	59,000	63,779
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	92,000	95,942
LSB Industries, Inc. 6.25%, 10/15/2028	466,000	471,378
Methanex Corp.:
4.25%, 12/1/2024	68,000	71,978
5.13%, 10/15/2027	201,000	217,154
5.25%, 12/15/2029	223,000	241,453
5.65%, 12/1/2044	114,000	123,487
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	62,000	64,320
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	107,000	115,481
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	164,000	164,007
4.88%, 6/1/2024 (a)	296,000	310,933
5.00%, 5/1/2025 (a)	73,000	77,218
5.25%, 6/1/2027 (a)	361,000	379,422
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	330,000	338,600
OCI NV:
4.63%, 10/15/2025 (a)	65,000	68,250
5.25%, 11/1/2024 (a)	277,000	284,792
Olin Corp.:
5.00%, 2/1/2030	125,000	132,551
5.13%, 9/15/2027	95,000	98,654
5.63%, 8/1/2029 (b)	209,000	228,546
9.50%, 6/1/2025 (a) (b)	175,000	218,244
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	200,000	197,710
6.25%, 10/1/2029 (a)	200,000	198,500
Polar US Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	100,000	100,606
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	224,000	229,889
Security Description	Principal Amount	Value
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a) (b)	$93,000	$93,125
7.63%, 1/15/2026 (a)	232,000	245,236
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	219,000	220,058
6.63%, 5/1/2029 (a) (b)	194,000	187,353
SPCM SA:
3.13%, 3/15/2027 (a)	100,000	99,998
3.38%, 3/15/2030 (a)	50,000	49,976
TPC Group, Inc. 10.50%, 8/1/2024 (a)	364,000	336,700
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	215,000	216,924
5.38%, 9/1/2025 (a)	139,000	141,555
Tronox, Inc.:
4.63%, 3/15/2029 (a)	299,000	297,804
6.50%, 5/1/2025 (a)	164,000	172,234
Unifrax Escrow Issuer Corp.:
5.25%, 9/30/2028 (a)	367,000	371,683
7.50%, 9/30/2029 (a)	250,000	256,325
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	162,000	160,710
4.25%, 2/15/2030 (a)	222,000	230,059
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	103,000	97,342
WR Grace & Co-Conn 5.63%, 10/1/2024 (a)	25,000	27,405
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	158,110	162,660
5.63%, 10/1/2024 (a)	80,510	87,929
5.63%, 8/15/2029 (a)	290,000	299,271
		12,340,829
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	267,000	272,276
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	139,000	151,274
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	162,000	163,944
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	239,000	206,529
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	182,000	181,279
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	220,000	223,958
		1,199,260
COMMERCIAL SERVICES — 3.8%
ADT Security Corp.:
4.13%, 6/15/2023	50,000	52,178

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 8/1/2029 (a)	$265,000	$263,508
4.88%, 7/15/2032 (a)	517,000	521,229
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	255,000	257,565
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	182,000	173,623
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	215,000	212,411
6.63%, 7/15/2026 (a)	669,000	707,835
9.75%, 7/15/2027 (a)	296,000	321,870
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	186,000	185,502
4.63%, 6/1/2028 (a)	262,000	261,392
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	139,000	142,867
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	112,000	115,343
4.63%, 10/1/2027 (a)	140,000	145,443
Aptim Corp. 7.75%, 6/15/2025 (a)	187,000	157,054
APX Group, Inc.:
5.75%, 7/15/2029 (a)	200,000	197,492
6.75%, 2/15/2027 (a)	184,000	195,485
ASGN, Inc. 4.63%, 5/15/2028 (a)	140,000	145,902
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	77,000	79,393
5.38%, 3/1/2029 (a) (b)	191,000	201,765
5.75%, 7/15/2027 (a) (b)	81,000	84,458
5.75%, 7/15/2027 (a)	206,000	213,838
Brink's Co.:
4.63%, 10/15/2027 (a)	192,000	199,615
5.50%, 7/15/2025 (a)	173,000	182,129
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	114,000	115,053
Cimpress PLC 7.00%, 6/15/2026 (a)	357,000	372,544
CoreCivic, Inc. 8.25%, 4/15/2026	140,000	142,825
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	254,000	251,925
CPI Acquisition, Inc. 8.63%, 3/15/2026 (a)	109,000	118,672
Deluxe Corp. 8.00%, 6/1/2029 (a)	255,000	267,383
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	147,000	147,007
6.00%, 6/1/2029 (a)	139,000	135,906
9.50%, 11/1/2027 (a)	363,000	392,171
Security Description	Principal Amount	Value
Gartner, Inc.:
3.63%, 6/15/2029 (a)	$153,000	$154,328
3.75%, 10/1/2030 (a)	116,000	119,478
4.50%, 7/1/2028 (a)	285,000	298,797
Graham Holdings Co. 5.75%, 6/1/2026 (a)	87,000	90,742
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	60,000	60,975
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	328,000	344,124
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	224,000	233,827
5.00%, 6/15/2028 (a)	117,000	125,987
Korn Ferry 4.63%, 12/15/2027 (a)	130,000	135,334
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	74,000	75,839
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	250,000	250,000
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	215,000	209,137
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a) (b)	159,000	127,685
Modulaire Global Finance PLC 8.00%, 2/15/2023 (a)	230,000	234,715
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	205,000	208,083
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	590,000	590,000
5.75%, 11/1/2028 (a) (b)	424,000	399,412
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	291,000	301,997
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	75,000	76,768
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	189,000	184,848
4.75%, 7/15/2031 (a)	283,000	275,478
5.63%, 10/1/2028 (a)	311,000	323,005
5.88%, 10/1/2030 (a)	257,000	270,408
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	137,000	131,749
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a)	159,000	152,739
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	283,000	271,742
5.25%, 4/15/2024 (a)	210,000	223,952
5.75%, 4/15/2026 (a)	530,000	573,147

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 1/15/2028 (a)	$360,000	$372,359
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	221,000	238,404
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	133,000	136,201
RR Donnelley & Sons Co.:
6.13%, 11/1/2026 (a)	206,000	214,739
8.50%, 4/15/2029 (a)	50,000	64,851
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	253,000	269,329
9.25%, 4/15/2025 (a)	335,000	387,237
Service Corp. International:
3.38%, 8/15/2030	153,000	152,902
4.00%, 5/15/2031	201,000	207,912
4.63%, 12/15/2027	98,000	103,063
5.13%, 6/1/2029	344,000	374,131
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	113,000	117,911
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	112,000	107,517
Sotheby's 7.38%, 10/15/2027 (a)	365,000	386,488
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	89,000	91,512
Square, Inc.:
2.75%, 6/1/2026 (a)	109,000	110,623
3.50%, 6/1/2031 (a) (b)	87,000	89,284
StoneMor, Inc. 8.50%, 5/15/2029 (a)	67,000	69,070
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	324,000	312,884
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	92,000	92,491
United Rentals North America, Inc.:
3.75%, 1/15/2032	228,000	230,672
3.88%, 2/15/2031	215,000	220,171
4.00%, 7/15/2030	211,000	219,296
4.88%, 1/15/2028	526,000	556,429
5.25%, 1/15/2030	343,000	374,902
5.50%, 5/15/2027	369,000	387,575
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	193,000	203,640
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	229,000	239,003
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	129,000	126,140
		19,862,415
COMPUTERS — 1.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	222,000	223,900
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	329,000	332,543
Security Description	Principal Amount	Value
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	$216,000	$221,525
4.00%, 7/1/2029 (a)	85,000	87,147
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	182,000	181,263
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	491,000	501,959
Dell, Inc.:
5.40%, 9/10/2040 (b)	89,000	105,406
6.50%, 4/15/2038 (b)	145,000	190,356
7.10%, 4/15/2028	100,000	128,918
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	160,000	163,410
9.38%, 7/15/2025 (a)	225,000	246,404
EMC Corp. 3.38%, 6/1/2023	110,000	113,639
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	371,000	287,432
KBR, Inc. 4.75%, 9/30/2028 (a)	60,000	60,790
NCR Corp.:
5.00%, 10/1/2028 (a)	174,000	178,804
5.13%, 4/15/2029 (a)	402,000	414,635
5.25%, 10/1/2030 (a)	68,000	71,312
5.75%, 9/1/2027 (a)	60,000	63,380
6.13%, 9/1/2029 (a)	197,000	213,389
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	63,000	65,264
8.25%, 2/1/2028 (a)	139,000	149,522
Science Applications International Corp. 4.88%, 4/1/2028 (a)	265,000	274,084
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	179,000	173,385
3.38%, 7/15/2031 (a)	252,000	245,708
4.09%, 6/1/2029	256,000	269,379
4.13%, 1/15/2031	151,000	157,168
4.75%, 1/1/2025	87,000	95,272
4.88%, 3/1/2024	136,000	146,556
4.88%, 6/1/2027	152,000	171,204
5.75%, 12/1/2034	258,000	302,456
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	120,000	126,001
Unisys Corp. 6.88%, 11/1/2027 (a)	302,000	329,567
Vericast Corp. 11.00%, 9/15/2026 (a) (b)	421,870	444,056
Western Digital Corp. 4.75%, 2/15/2026 (b)	697,000	771,886
		7,507,720

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.0% (d)
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028	$120,000	$121,404
COSMETICS/PERSONAL CARE — 0.3%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	184,000	194,702
Coty, Inc.:
5.00%, 4/15/2026 (a)	500,000	511,070
6.50%, 4/15/2026 (a) (b)	187,000	191,647
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	157,000	156,747
5.50%, 6/1/2028 (a)	305,000	322,016
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	200,000	205,168
		1,581,350
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	372,000	379,622
Avient Corp.:
5.25%, 3/15/2023	23,000	24,419
5.75%, 5/15/2025 (a)	212,000	223,240
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	264,000	263,174
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	243,000	263,429
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	314,000	313,262
IAA, Inc. 5.50%, 6/15/2027 (a)	193,000	201,593
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	218,000	220,426
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	100,000	98,110
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	191,000	200,628
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	266,000	246,845
9.00%, 11/15/2026 (a)	356,000	328,994
REGS, 13.13%, 11/15/2027 (a)	202,000	132,866
		2,896,608
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	5,000	5,517
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079 (c)	255,000	266,694
AG Issuer LLC 6.25%, 3/1/2028 (a)	202,000	211,791
Ally Financial, Inc. 5.75%, 11/20/2025	339,000	387,521
Security Description	Principal Amount	Value
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	$139,000	$143,006
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	455,000	437,396
3.63%, 10/1/2031 (a) (b)	185,000	175,915
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	219,000	225,583
6.63%, 3/15/2026 (b)	93,000	97,205
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	167,000	168,725
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	304,000	331,980
Enova International, Inc.:
8.50%, 9/1/2024 (a)	105,000	106,889
8.50%, 9/15/2025 (a)	186,000	192,023
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	212,000	206,200
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	611,209	602,994
goeasy, Ltd. 5.38%, 12/1/2024 (a)	245,000	252,348
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	222,000	201,516
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.75%, 2/1/2024	109,000	110,991
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	350,000	354,946
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	75,000	77,015
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	206,000	194,136
6.50%, 11/1/2025 (a)	241,000	240,395
LFS Topco LLC 5.88%, 10/15/2026 (a)	119,000	122,556
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	182,000	187,025
4.38%, 5/15/2031 (a)	50,000	52,175
4.63%, 11/15/2027 (a)	316,000	327,736
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	203,000	201,201
6.50%, 5/1/2028 (a)	259,000	270,575
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	202,000	202,626
5.50%, 8/15/2028 (a)	345,000	355,281
6.00%, 1/15/2027 (a)	137,000	143,558
Navient Corp.:
4.88%, 3/15/2028	264,000	266,181
5.00%, 3/15/2027	208,000	214,140
5.50%, 1/25/2023	269,000	281,137
5.88%, 10/25/2024	50,000	53,456
6.75%, 6/25/2025	337,000	367,064
6.75%, 6/15/2026	152,000	167,872

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 9/25/2023	$192,000	$209,361
Series MTN, 5.63%, 8/1/2033	151,000	143,098
Series MTN, 6.13%, 3/25/2024	455,000	487,282
NFP Corp.:
4.88%, 8/15/2028 (a)	131,000	133,164
6.88%, 8/15/2028 (a)	387,000	394,992
OneMain Finance Corp.:
3.50%, 1/15/2027	50,000	50,034
3.88%, 9/15/2028	250,000	248,223
4.00%, 9/15/2030	230,000	228,788
5.38%, 11/15/2029	272,000	294,968
5.63%, 3/15/2023	190,000	199,969
6.13%, 3/15/2024	385,000	411,230
6.63%, 1/15/2028	171,000	196,166
6.88%, 3/15/2025	509,000	571,877
7.13%, 3/15/2026	487,000	563,216
8.25%, 10/1/2023	229,000	256,258
8.88%, 6/1/2025	235,000	254,709
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (a)	50,000	50,327
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	217,000	206,640
5.38%, 10/15/2025 (a)	279,000	287,007
5.75%, 9/15/2031 (a)	150,000	149,856
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	276,000	282,135
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	200,000	200,502
7.38%, 9/1/2025 (a)	312,000	333,213
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	403,000	394,424
3.63%, 3/1/2029 (a)	159,000	160,778
3.88%, 3/1/2031 (a)	228,000	229,965
4.00%, 10/15/2033 (a)	283,000	280,954
SLM Corp. 4.20%, 10/29/2025	117,000	125,395
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	463,000	498,285
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	127,000	129,329
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	199,000	200,697
5.50%, 4/15/2029 (a)	389,000	377,844
World Acceptance Corp. 7.00%, 11/1/2026 (a)	150,000	148,052
		16,902,107
ELECTRIC — 2.7%
AES Andres B.V. 5.70%, 5/4/2028 (a)	89,000	91,907
Security Description	Principal Amount	Value
Calpine Corp.:
3.75%, 3/1/2031 (a)	$331,000	$319,359
4.50%, 2/15/2028 (a)	492,000	502,027
4.63%, 2/1/2029 (a)	112,000	110,363
5.00%, 2/1/2031 (a)	210,000	209,964
5.13%, 3/15/2028 (a)	449,000	454,738
5.25%, 6/1/2026 (a)	242,000	248,873
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	245,000	247,083
3.75%, 1/15/2032 (a) (e)	175,000	175,324
4.75%, 3/15/2028 (a)	163,000	172,456
5.00%, 9/15/2026	352,000	361,413
DPL, Inc.:
4.13%, 7/1/2025	123,000	131,760
4.35%, 4/15/2029	44,000	47,978
Drax Finco PLC 6.63%, 11/1/2025 (a)	242,000	250,165
Electricite de France SA:
USD 10 year swap rate + 3.71%, 5.25%, 1/29/2023 (a) (b) (c)	419,000	435,132
USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	522,000	556,630
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (b) (c)	392,000	464,547
FirstEnergy Corp.:
2.05%, 3/1/2025	177,000	178,667
2.65%, 3/1/2030	50,000	49,754
Series A, 1.60%, 1/15/2026	189,000	187,021
Series A, 3.35%, 7/15/2022	132,000	133,538
Series B, 2.25%, 9/1/2030	243,000	235,992
Series B, 4.40%, 7/15/2027	410,000	449,118
Series B, 4.75%, 3/15/2023	133,000	138,416
Series C, 3.40%, 3/1/2050	237,000	230,193
Series C, 5.35%, 7/15/2047	340,000	414,572
Series C, 7.38%, 11/15/2031	464,000	632,877
FirstEnergy Transmission LLC:
4.55%, 4/1/2049 (a)	250,000	292,303
5.45%, 7/15/2044 (a)	137,000	175,313
InterGen NV 7.00%, 6/30/2023 (a)	82,000	81,320
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	258,000	262,200
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	74,000	78,789
4.25%, 7/15/2024 (a)	40,000	42,355
4.50%, 9/15/2027 (a)	399,000	428,909
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	78,000	76,921
3.63%, 2/15/2031 (a)	160,000	157,222

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 2/15/2032 (a)	$341,000	$337,171
5.25%, 6/15/2029 (a)	253,000	269,832
5.75%, 1/15/2028	237,000	252,201
6.63%, 1/15/2027	259,000	268,404
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	212,000	220,968
PG&E Corp.:
5.00%, 7/1/2028 (b)	276,000	281,227
5.25%, 7/1/2030	335,000	342,909
Pike Corp. 5.50%, 9/1/2028 (a)	72,000	73,419
Talen Energy Supply LLC:
6.50%, 6/1/2025	184,000	91,422
6.63%, 1/15/2028 (a)	295,000	275,642
7.25%, 5/15/2027 (a) (b)	477,000	450,331
7.63%, 6/1/2028 (a)	146,000	137,828
10.50%, 1/15/2026 (a)	169,000	92,933
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	213,000	219,045
TransAlta Corp.:
4.50%, 11/15/2022	135,000	138,611
6.50%, 3/15/2040	129,000	151,740
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	325,000	327,337
5.00%, 7/31/2027 (a)	468,000	483,393
5.50%, 9/1/2026 (a)	224,000	230,274
5.63%, 2/15/2027 (a)	364,000	376,806
		14,046,692
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	226,000	224,350
4.75%, 6/15/2028 (a)	167,000	169,999
EnerSys:
4.38%, 12/15/2027 (a)	123,000	129,829
5.00%, 4/30/2023 (a)	90,000	93,300
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	378,000	403,708
7.25%, 6/15/2028 (a)	380,000	420,884
		1,442,070
ELECTRONICS — 0.4%
Atkore, Inc. 4.25%, 6/1/2031 (a)	89,000	92,159
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	216,000	232,589
Imola Merger Corp. 4.75%, 5/15/2029 (a)	592,000	612,773
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	296,000	301,222
4.88%, 10/15/2023 (a)	127,000	135,510
5.00%, 10/1/2025 (a)	207,000	228,884
5.63%, 11/1/2024 (a)	88,000	97,367
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	162,000	163,064
Security Description	Principal Amount	Value
4.38%, 2/15/2030 (a)	$59,000	$63,456
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	159,000	158,316
		2,085,340
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	93,000	96,303
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	276,000	285,784
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	158,000	163,389
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	170,000	173,097
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	193,000	198,279
4.75%, 1/15/2030 (a)	151,000	158,073
5.00%, 1/31/2028 (a)	227,000	244,493
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	158,078	188,323
		1,507,741
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.13%, 3/15/2027	232,000	257,664
Arcosa, Inc. 4.38%, 4/15/2029 (a)	209,000	212,382
Artera Services LLC 9.03%, 12/4/2025 (a)	379,000	411,128
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	294,000	294,988
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	106,000	110,293
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	250,000	249,075
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	177,000	178,104
Fluor Corp.:
3.50%, 12/15/2024 (b)	46,000	48,259
4.25%, 9/15/2028 (b)	202,000	208,472
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	99,000	101,044
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	151,000	156,317
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	235,000	232,760
MasTec, Inc. 4.50%, 8/15/2028 (a)	287,000	299,462
TopBuild Corp.:
3.63%, 3/15/2029 (a)	87,000	87,632
4.13%, 2/15/2032 (a)	35,000	35,360

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	$244,000	$250,139
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	89,000	90,530
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	102,000	106,168
		3,329,777
ENTERTAINMENT — 2.9%
Affinity Gaming 6.88%, 12/15/2027 (a)	408,000	428,824
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	165,000	169,363
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	168,000	180,096
12.00%, 6/15/2026 (a)	582,498	563,415
Bally's Corp. 6.75%, 6/1/2027 (a)	82,000	89,455
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	188,000	193,992
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	98,000	101,203
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	370,000	375,198
6.25%, 7/1/2025 (a)	1,161,000	1,223,253
8.13%, 7/1/2027 (a)	523,000	587,779
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	391,000	412,036
Cedar Fair L.P. 5.25%, 7/15/2029	131,000	134,515
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024 (b)	245,000	247,403
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	160,000	164,200
5.50%, 5/1/2025 (a)	311,000	324,407
6.50%, 10/1/2028	20,000	21,458
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	167,000	174,440
5.50%, 4/1/2027 (a)	144,000	149,904
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	217,000	213,695
5.88%, 3/15/2026 (a) (b)	87,000	87,862
8.75%, 5/1/2025 (a)	272,000	291,788
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	111,000	112,568
Security Description	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	$113,000	$118,161
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	170,000	174,330
Gateway Casinos & Entertainment, Ltd. 8.25%, 3/1/2024 (a)	20,000	20,266
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	52,000	54,922
International Game Technology PLC:
4.13%, 4/15/2026 (a)	199,000	206,837
5.25%, 1/15/2029 (a)	237,000	253,396
6.25%, 1/15/2027 (a)	306,000	347,561
6.50%, 2/15/2025 (a)	244,000	272,392
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	188,000	194,020
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	262,000	270,932
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	221,000	219,875
4.75%, 10/15/2027 (a)	275,000	279,774
4.88%, 11/1/2024 (a)	147,000	148,623
5.63%, 3/15/2026 (a)	53,000	55,058
6.50%, 5/15/2027 (a)	350,000	385,325
Merlin Entertainments PLC 5.75%, 6/15/2026 (a)	137,000	141,498
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	155,000	157,858
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	100,000	104,924
8.00%, 2/1/2026 (a)	378,000	394,609
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	60,000	60,788
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	212,000	227,699
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a)	68,000	67,168
5.63%, 1/15/2027 (a)	167,000	172,852
Powdr Corp. 6.00%, 8/1/2025 (a)	138,000	144,952
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	250,000	252,772
5.88%, 9/1/2031 (a)	200,000	202,004

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	$110,000	$112,024
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	350,000	356,013
4.63%, 4/6/2031 (a)	100,000	100,425
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	365,000	375,308
7.00%, 5/15/2028 (a)	206,000	222,443
7.25%, 11/15/2029 (a)	73,000	82,118
8.25%, 3/15/2026 (a)	278,000	296,195
8.63%, 7/1/2025 (a)	198,000	214,626
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	168,000	171,862
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	248,000	250,296
5.50%, 4/15/2027 (a) (b)	105,000	108,456
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	353,000	376,033
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	187,000	197,633
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	160,000	156,346
3.88%, 7/15/2030 (a)	124,000	129,654
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	391,000	412,356
REGS, 5.13%, 10/1/2029 (a)	475,000	478,534
		15,215,772
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	162,000	168,401
5.13%, 7/15/2029 (a)	53,000	57,784
Covanta Holding Corp.:
5.00%, 9/1/2030	124,000	125,738
5.88%, 7/1/2025	198,000	204,457
6.00%, 1/1/2027	118,000	122,050
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	207,000	208,225
3.75%, 8/1/2025 (a)	211,000	217,083
4.00%, 8/1/2028 (a) (b)	157,000	155,865
4.25%, 6/1/2025 (a)	139,000	143,434
4.38%, 8/15/2029 (a) (b)	208,000	210,013
4.75%, 6/15/2029 (a)	232,000	238,454
5.13%, 12/15/2026 (a)	441,000	462,534
Harsco Corp. 5.75%, 7/31/2027 (a)	237,000	245,994
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	204,000	203,918
5.88%, 6/30/2029 (a)	339,000	342,760
Security Description	Principal Amount	Value
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	$91,000	$91,529
5.38%, 7/15/2024 (a)	224,000	230,185
Tervita Corp. 11.00%, 12/1/2025 (a)	172,000	194,764
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	141,000	142,723
		3,765,911
FOOD — 3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	221,000	225,053
3.50%, 2/15/2023 (a)	222,000	227,104
3.50%, 3/15/2029 (a)	454,000	452,157
4.63%, 1/15/2027 (a)	375,000	393,476
4.88%, 2/15/2030 (a)	358,000	386,615
5.88%, 2/15/2028 (a)	241,000	256,581
7.50%, 3/15/2026 (a)	172,000	186,027
B&G Foods, Inc.:
5.25%, 4/1/2025	212,000	217,198
5.25%, 9/15/2027 (b)	134,000	139,857
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a) (b)	227,000	214,665
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	83,000	85,896
7.50%, 4/15/2025 (a)	130,000	135,418
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	292,000	329,557
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	88,000	90,591
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	261,000	268,848
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	81,000	83,918
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	106,000	107,527
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	318,000	344,807
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/2031 (a)	130,000	136,023
5.50%, 1/15/2030 (a)	390,000	433,910
6.50%, 4/15/2029 (a)	467,000	521,051
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	576,000	605,549
3.75%, 4/1/2030	209,000	226,706
3.88%, 5/15/2027	320,000	349,130
4.25%, 3/1/2031	342,000	386,118
4.38%, 6/1/2046	802,000	915,074

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 1/30/2029	$222,000	$253,540
4.63%, 10/1/2039	214,000	249,941
4.88%, 10/1/2049	347,000	422,538
5.00%, 7/15/2035	225,000	276,941
5.00%, 6/4/2042	515,000	631,951
5.20%, 7/15/2045	800,000	1,009,064
5.50%, 6/1/2050	293,000	386,136
6.50%, 2/9/2040	187,000	265,518
6.75%, 3/15/2032	107,000	145,881
6.88%, 1/26/2039	258,000	379,177
7.13%, 8/1/2039 (a)	210,000	317,024
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	307,000	315,031
4.88%, 11/1/2026 (a)	229,000	234,787
4.88%, 5/15/2028 (a)	176,000	193,514
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	408,000	408,947
5.50%, 10/15/2027 (a)	233,000	243,844
6.88%, 5/1/2025 (a) (b)	73,000	77,312
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	125,000	127,140
4.25%, 4/15/2031 (a)	137,000	146,495
5.88%, 9/30/2027 (a)	340,000	360,577
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	519,000	514,505
4.63%, 4/15/2030 (a)	291,000	293,366
5.50%, 12/15/2029 (a)	222,000	235,422
5.63%, 1/15/2028 (a)	142,000	149,201
5.75%, 3/1/2027 (a)	354,000	367,802
Safeway, Inc. 7.25%, 2/1/2031 (b)	106,000	127,037
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a) (b)	73,000	76,200
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	227,000	224,630
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	385,000	389,370
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	163,000	159,474
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	177,000	191,594
US Foods, Inc.:
4.75%, 2/15/2029 (a)	266,000	273,158
6.25%, 4/15/2025 (a)	302,000	317,067
		17,483,040
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	284,000	290,427
5.00%, 2/1/2028 (a)	500,000	515,520
6.38%, 5/1/2025 (a)	469,000	493,721
Security Description	Principal Amount	Value
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a) (b)	$160,000	$165,214
10.50%, 5/15/2029 (a)	176,000	192,917
		1,657,799
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	200,000	201,524
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a) (b)	142,000	146,435
5.38%, 2/1/2025 (a)	51,000	55,113
Domtar Corp.:
6.25%, 9/1/2042	100,000	101,795
6.75%, 2/15/2044	100,000	104,997
Mercer International, Inc.:
5.13%, 2/1/2029	239,000	243,711
5.50%, 1/15/2026	175,000	178,622
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	35,000	35,700
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	7,000	7,284
Sylvamo Corp. 7.00%, 9/1/2029 (a)	100,000	102,261
		1,177,442
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	158,000	174,432
5.63%, 5/20/2024	189,000	205,757
5.75%, 5/20/2027	135,000	152,573
5.88%, 8/20/2026	228,000	257,439
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	112,000	113,807
		904,008
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a)	209,000	209,508
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	74,000	77,160
		286,668
HEALTH CARE PRODUCTS — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	385,000	405,594
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	287,000	300,061
Hologic, Inc.:
3.25%, 2/15/2029 (a)	221,000	220,929
4.63%, 2/1/2028 (a)	113,000	118,886

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	$42,000	$44,995
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	200,000	207,748
4.63%, 11/15/2027	136,000	142,746
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	121,000	136,177
		1,577,136
HEALTH CARE SERVICES — 5.2%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	102,000	106,385
5.50%, 7/1/2028 (a)	81,000	85,156
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	93,000	94,117
Air Methods Corp. 8.00%, 5/15/2025 (a)	270,000	258,347
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	150,000	145,087
Akumin, Inc. 7.00%, 11/1/2025 (a)	317,000	307,404
Cano Health LLC 6.25%, 10/1/2028 (a)	125,000	126,499
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	146,000	143,178
3.50%, 4/1/2030 (a)	225,000	224,984
5.00%, 7/15/2027 (a)	114,000	118,427
Centene Corp.:
2.45%, 7/15/2028	666,000	669,217
2.50%, 3/1/2031	690,000	680,064
2.63%, 8/1/2031	390,000	387,590
3.00%, 10/15/2030	633,000	648,838
3.38%, 2/15/2030	524,000	542,361
4.25%, 12/15/2027	983,000	1,028,768
4.63%, 12/15/2029	1,137,000	1,238,432
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	170,000	174,265
4.00%, 3/15/2031 (a)	65,000	68,074
4.25%, 5/1/2028 (a)	129,000	134,103
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	220,000	221,377
5.63%, 3/15/2027 (a)	695,000	728,270
6.00%, 1/15/2029 (a)	295,000	312,676
6.13%, 4/1/2030 (a)	436,000	423,256
6.63%, 2/15/2025 (a)	538,000	563,098
6.88%, 4/1/2028 (a) (b)	289,000	277,720
6.88%, 4/15/2029 (a)	536,000	536,665
8.00%, 3/15/2026 (a)	541,000	573,682
8.00%, 12/15/2027 (a) (b)	248,000	271,059
DaVita, Inc.:
3.75%, 2/15/2031 (a)	401,000	390,490
Security Description	Principal Amount	Value
4.63%, 6/1/2030 (a)	$800,000	$823,488
Encompass Health Corp.:
4.50%, 2/1/2028	225,000	233,410
4.63%, 4/1/2031	149,000	156,614
4.75%, 2/1/2030	238,000	250,438
5.75%, 9/15/2025	26,000	26,597
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	187,000	152,190
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	103,000	106,572
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	20,000	20,710
HCA, Inc.:
3.50%, 9/1/2030	887,000	939,626
5.38%, 2/1/2025	989,000	1,105,000
5.38%, 9/1/2026	252,000	288,495
5.63%, 9/1/2028	428,000	509,260
5.88%, 5/1/2023	340,000	364,888
5.88%, 2/15/2026	425,000	489,103
5.88%, 2/1/2029	399,000	479,502
7.50%, 11/6/2033	150,000	214,474
7.69%, 6/15/2025	35,000	42,130
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	510,000	524,336
5.00%, 5/15/2027 (a)	220,000	228,615
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	269,000	268,209
6.75%, 4/15/2025 (a)	272,000	285,728
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	38,887
Magellan Health, Inc. 4.90%, 9/22/2024	77,000	84,660
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	369,000	388,085
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	107,000	110,954
ModivCare, Inc. 5.88%, 11/15/2025 (a)	164,000	173,546
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	145,000	152,975
4.38%, 6/15/2028 (a) (b)	382,000	397,433
5.38%, 11/15/2022	121,000	125,133
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	306,000	328,176
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	157,000	168,673
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	415,000	438,854
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	307,000	315,553
Select Medical Corp. 6.25%, 8/15/2026 (a)	395,000	415,603
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a) (b)	22,000	22,390

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
10.00%, 4/15/2027 (a) (b)	$63,000	$68,167
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	88,000	87,712
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	647,000	657,125
4.63%, 7/15/2024	387,000	393,331
4.63%, 9/1/2024 (a)	203,000	207,612
4.63%, 6/15/2028 (a)	177,000	183,620
4.88%, 1/1/2026 (a)	588,000	608,556
5.13%, 11/1/2027 (a)	435,000	454,766
6.13%, 10/1/2028 (a)	790,000	829,026
6.25%, 2/1/2027 (a)	424,000	440,693
6.75%, 6/15/2023	590,000	635,454
6.88%, 11/15/2031	20,000	23,015
7.50%, 4/1/2025 (a)	227,000	241,022
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	70,000	73,839
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	304,000	324,131
		27,377,965
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	197,000	206,218
Stena International SA 6.13%, 2/1/2025 (a)	184,000	190,350
		396,568
HOME BUILDERS — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 4/1/2030 (a)	65,000	65,363
6.63%, 1/15/2028 (a)	72,000	76,795
9.88%, 4/1/2027 (a)	110,000	123,159
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	58,000	60,771
7.25%, 10/15/2029	162,000	178,378
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	182,000	185,727
6.25%, 9/15/2027 (a)	133,000	139,848
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 5.00%, 6/15/2029 (a)	89,000	90,967
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	120,000	121,172
6.75%, 6/1/2027	149,000	158,865
Empire Communities Corp. 7.00%, 12/15/2025 (a)	268,000	279,972
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	60,000	60,045
5.00%, 3/1/2028 (a)	195,000	202,079
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	174,000	182,810
Security Description	Principal Amount	Value
K Hovnanian Enterprises, Inc. 7.75%, 2/15/2026 (a)	$25,000	$26,445
KB Home:
4.00%, 6/15/2031	39,000	40,016
4.80%, 11/15/2029	25,000	27,251
6.88%, 6/15/2027	200,000	240,782
7.63%, 5/15/2023	72,000	76,975
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	125,000	124,754
M/I Homes, Inc.:
3.95%, 2/15/2030 (a)	100,000	100,481
4.95%, 2/1/2028	172,000	180,548
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	177,000	181,085
5.25%, 12/15/2027 (a)	33,000	34,472
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	111,000	116,530
5.13%, 6/6/2027	89,000	99,234
6.00%, 6/1/2025	101,000	114,486
New Home Co., Inc. 7.25%, 10/15/2025 (a)	247,000	259,654
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	202,000	213,619
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	28,000	28,744
4.75%, 4/1/2029 (a)	114,000	117,278
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	163,000	175,481
5.75%, 1/15/2028 (a)	142,000	158,101
5.88%, 6/15/2027 (a)	136,000	155,101
6.63%, 7/15/2027 (a)	226,000	239,063
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	143,000	154,294
5.88%, 4/15/2023 (a)	148,000	155,040
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (b)	118,000	126,700
4.35%, 2/15/2028	102,000	112,038
4.38%, 4/15/2023	25,000	25,934
4.88%, 11/15/2025	130,000	146,277
4.88%, 3/15/2027	45,000	50,791
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	120,000	130,477
5.70%, 6/15/2028	93,000	101,432
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	136,000	149,309
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	145,000	151,161
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	87,000	94,020
		6,033,524

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	$238,000	$238,447
4.00%, 4/15/2029 (a)	162,000	166,894
		405,341
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	240,000	241,586
Central Garden & Pet Co.:
4.13%, 10/15/2030	124,000	127,390
4.13%, 4/30/2031 (a)	167,000	169,554
5.13%, 2/1/2028	137,000	144,639
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	167,000	166,781
7.00%, 12/31/2027 (a) (b)	103,000	98,684
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	139,000	140,525
5.00%, 10/1/2029 (a)	82,000	88,313
5.50%, 7/15/2030 (a)	128,000	141,923
5.75%, 7/15/2025	75,000	77,117
		1,396,512
HOUSEWARES — 0.5%
American Greetings Corp. 8.75%, 4/15/2025 (a)	68,000	70,796
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	189,000	200,089
Newell Brands, Inc.:
4.35%, 4/1/2023	217,000	226,062
4.70%, 4/1/2026	639,000	704,280
4.88%, 6/1/2025	152,000	167,793
5.88%, 4/1/2036	129,000	159,870
6.00%, 4/1/2046	237,000	304,545
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031 (a)	82,000	81,867
4.38%, 2/1/2032 (a)	225,000	227,081
4.50%, 10/15/2029	161,000	168,156
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	167,000	162,347
		2,472,886
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	222,000	219,520
6.00%, 8/1/2029 (a)	163,000	160,902
7.00%, 11/15/2025 (a)	270,000	275,211
10.13%, 8/1/2026 (a)	78,000	87,192
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	127,000	129,149
6.75%, 10/15/2027 (a)	382,000	396,466
Security Description	Principal Amount	Value
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	$285,000	$288,964
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (c)	98,000	114,927
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	131,000	131,838
7.00%, 8/15/2025 (a)	177,000	180,094
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	100,000	99,639
Enstar Finance LLC 5 Year USD ICE Swap + 5.47%, 5.75%, 9/1/2040 (c)	126,000	134,983
Genworth Holdings, Inc.:
6.50%, 6/15/2034 (b)	91,000	95,009
Series ., 4.80%, 2/15/2024 (b)	192,000	195,821
Series ., 4.90%, 8/15/2023	129,000	131,808
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	200,000	206,432
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	172,000	181,144
HUB International, Ltd. 7.00%, 5/1/2026 (a)	393,000	406,386
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	109,000	102,738
7.80%, 3/7/2087 (a) (b)	194,000	265,487
5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (c)	250,000	256,975
MGIC Investment Corp. 5.25%, 8/15/2028	198,000	211,119
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	210,000	239,639
Radian Group, Inc.:
4.50%, 10/1/2024	122,580	130,915
4.88%, 3/15/2027	87,000	94,912
6.63%, 3/15/2025	157,000	175,526
USI, Inc. 6.88%, 5/1/2025 (a)	204,000	207,594
		5,120,390
INTERNET — 1.9%
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	154,000	153,467
ANGI Group LLC 3.88%, 8/15/2028 (a)	150,000	149,129
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a) (b)	186,000	188,628
6.13%, 12/1/2028 (a) (b)	155,000	157,957
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	50,000	49,088
5.63%, 9/15/2028 (a)	170,000	170,624
Cars.com, Inc. 6.38%, 11/1/2028 (a)	150,000	158,178

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	$40,000	$40,713
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	139,000	132,051
Getty Images, Inc. 9.75%, 3/1/2027 (a)	102,000	108,570
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	245,000	243,094
5.25%, 12/1/2027 (a)	180,000	187,650
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	136,000	141,101
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a)	400,000	410,432
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	175,000	173,152
4.13%, 8/1/2030 (a)	137,000	142,977
4.63%, 6/1/2028 (a)	207,000	216,466
5.00%, 12/15/2027 (a)	138,000	144,421
5.63%, 2/15/2029 (a)	100,000	107,784
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	250,000	257,292
Netflix, Inc.:
3.63%, 6/15/2025 (a)	142,000	150,899
4.38%, 11/15/2026	224,000	250,488
4.88%, 4/15/2028	462,000	531,776
4.88%, 6/15/2030 (a)	352,000	414,610
5.38%, 11/15/2029 (a)	286,000	346,480
5.75%, 3/1/2024	100,000	110,289
5.88%, 2/15/2025	242,000	275,880
5.88%, 11/15/2028	592,000	725,360
6.38%, 5/15/2029	251,000	317,510
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6.00%, 2/15/2028 (a) (b)	148,000	147,037
10.75%, 6/1/2028 (a)	89,000	99,903
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	356,000	361,810
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	404,000	436,591
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (c)	293,000	296,891
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (c)	415,000	439,556
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	158,000	167,510
Twitter, Inc. 3.88%, 12/15/2027 (a)	170,000	180,633
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	450,000	453,060
6.25%, 1/15/2028 (a) (b)	200,000	214,592
7.50%, 5/15/2025 (a)	311,000	331,803
Security Description	Principal Amount	Value
7.50%, 9/15/2027 (a)	$381,000	$416,342
		10,001,794
INVESTMENT COMPANY SECURITY — 0.4%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	263,000	275,006
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	180,000	187,043
Hightower Holding LLC 6.75%, 4/15/2029 (a)	100,000	102,401
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	228,000	227,651
4.75%, 9/15/2024	489,000	508,800
5.25%, 5/15/2027	389,000	404,210
6.25%, 5/15/2026	424,000	444,861
6.38%, 12/15/2025	83,000	85,138
		2,235,110
IRON/STEEL — 0.7%
AK Steel Corp. 7.00%, 3/15/2027	240	250
Allegheny Technologies, Inc.:
4.88%, 10/1/2029	120,000	120,332
5.13%, 10/1/2031	140,000	141,057
5.88%, 12/1/2027 (b)	108,000	114,146
7.88%, 8/15/2023	87,000	96,826
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	274,000	290,673
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	152,000	164,728
Carpenter Technology Corp.:
4.45%, 3/1/2023	100,000	103,564
6.38%, 7/15/2028	167,000	179,882
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	97,000	99,029
4.88%, 3/1/2031 (a) (b)	132,000	136,299
5.88%, 6/1/2027	127,000	131,757
6.25%, 10/1/2040	108,000	116,771
6.75%, 3/15/2026 (a)	307,000	327,271
9.88%, 10/17/2025 (a)	202,000	231,783
Commercial Metals Co.:
3.88%, 2/15/2031	98,000	98,643
4.88%, 5/15/2023	36,000	37,644
5.38%, 7/15/2027	73,000	76,640
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	189,000	199,380
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	260,000	282,376
Tacora Resources, Inc. 8.25%, 5/15/2026 (a)	89,000	89,627
TMS International Corp. 6.25%, 4/15/2029 (a)	85,000	88,900

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
United States Steel Corp.:
6.25%, 3/15/2026 (b)	$135,000	$139,162
6.65%, 6/1/2037 (b)	149,000	159,431
6.88%, 3/1/2029 (b)	258,000	275,111
		3,701,282
LEISURE TIME — 1.8%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f) (g)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a)	745,000	752,800
5.75%, 3/1/2027 (a)	1,097,000	1,133,519
7.63%, 3/1/2026 (a)	475,000	506,934
9.88%, 8/1/2027 (a)	391,000	451,406
10.50%, 2/1/2026 (a)	226,000	262,083
11.50%, 4/1/2023 (a)	403,000	449,925
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	128,000	124,160
Life Time, Inc.:
5.75%, 1/15/2026 (a)	326,000	337,462
8.00%, 4/15/2026 (a)	178,000	188,710
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	139,000	134,389
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	107,000	101,618
5.88%, 3/15/2026 (a)	319,000	327,067
10.25%, 2/1/2026 (a)	221,000	253,913
12.25%, 5/15/2024 (a)	359,000	422,489
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	184,000	191,215
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	121,000	115,911
4.25%, 7/1/2026 (a)	154,000	150,868
5.25%, 11/15/2022	315,000	323,795
5.50%, 8/31/2026 (a)	307,000	315,464
5.50%, 4/1/2028 (a)	421,000	430,995
7.50%, 10/15/2027	153,000	177,731
9.13%, 6/15/2023 (a)	315,000	342,547
10.88%, 6/1/2023 (a)	364,000	407,276
11.50%, 6/1/2025 (a)	401,000	457,826
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	156,000	151,573
6.25%, 5/15/2025 (a)	10,000	10,018
7.00%, 2/15/2029 (a) (b)	175,000	177,625
13.00%, 5/15/2025 (a)	180,000	207,410
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	260,000	259,644
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	122,000	124,025
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	240,000	236,746
		9,527,424
LODGING — 1.5%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	171,000	175,391
Security Description	Principal Amount	Value
Boyd Gaming Corp.:
4.75%, 12/1/2027	$226,000	$233,334
4.75%, 6/15/2031 (a)	55,000	56,728
8.63%, 6/1/2025 (a)	229,000	247,893
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	260,000	279,500
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	462,000	455,398
3.75%, 5/1/2029 (a)	202,000	204,303
4.00%, 5/1/2031 (a)	519,000	529,037
4.88%, 1/15/2030 (b)	279,000	298,876
5.38%, 5/1/2025 (a)	162,000	169,499
5.75%, 5/1/2028 (a)	73,000	78,620
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	175,000	176,005
5.00%, 6/1/2029 (a)	242,000	246,939
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	102,000	105,766
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	233,000	240,971
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	74,000	75,160
4.75%, 1/15/2028	15,000	15,299
6.13%, 9/15/2025 (a)	235,000	248,783
MGM Resorts International:
4.63%, 9/1/2026	77,000	80,805
4.75%, 10/15/2028	193,000	203,374
5.50%, 4/15/2027	214,000	232,766
5.75%, 6/15/2025 (b)	332,000	362,351
6.00%, 3/15/2023	323,000	341,611
6.75%, 5/1/2025	270,000	285,198
Station Casinos LLC:
4.50%, 2/15/2028 (a)	116,000	117,907
5.00%, 10/1/2025 (a)	43,000	43,611
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	153,000	152,971
Travel + Leisure Co.:
3.90%, 3/1/2023	50,000	51,237
4.63%, 3/1/2030 (a)	141,000	146,138
5.65%, 4/1/2024	80,000	86,358
6.00%, 4/1/2027	184,000	204,135
6.60%, 10/1/2025	30,000	33,741
6.63%, 7/31/2026 (a)	203,000	231,197
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	127,000	132,349

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	$80,000	$83,511
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	331,000	334,572
5.50%, 3/1/2025 (a)	483,000	492,829
REGS, 5.25%, 5/15/2027 (a) (b)	265,000	267,631
		7,721,794
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	89,000	91,396
4.13%, 4/15/2029 (a)	212,000	217,063
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	354,000	378,939
Terex Corp. 5.00%, 5/15/2029 (a)	153,000	158,197
Weir Group PLC 2.20%, 5/13/2026 (a)	100,000	100,974
		946,569
MACHINERY-DIVERSIFIED — 0.5%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a)	79,000	80,974
Clark Equipment Co. 5.88%, 6/1/2025 (a)	137,000	143,753
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	210,000	207,342
Colfax Corp. 6.38%, 2/15/2026 (a)	91,000	95,516
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	152,000	155,928
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	65,000	71,338
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	132,000	140,271
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	119,000	121,977
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	135,000	139,683
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	105,000	107,560
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	89,000	96,106
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	248,000	253,478
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	213,000	227,442
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	456,000	479,046
Welbilt, Inc. 9.50%, 2/15/2024 (b)	87,000	89,475
		2,409,889
Security Description	Principal Amount	Value
MEDIA — 7.3%
Altice Financing SA:
5.00%, 1/15/2028 (a)	$409,000	$390,063
5.75%, 8/15/2029 (a)	825,000	799,351
AMC Networks, Inc.:
4.25%, 2/15/2029	307,000	305,529
4.75%, 8/1/2025	274,000	281,047
5.00%, 4/1/2024	165,000	167,475
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	217,000	218,775
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	189,000	193,570
Block Communications, Inc. 4.88%, 3/1/2028 (a)	79,000	81,022
Cable One, Inc. 4.00%, 11/15/2030 (a)	187,000	186,215
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	100,000	100,509
4.25%, 2/1/2031 (a)	867,000	881,878
4.25%, 1/15/2034 (a)	600,000	596,178
4.50%, 8/15/2030 (a)	846,000	871,888
4.50%, 5/1/2032	905,000	932,050
4.50%, 6/1/2033 (a)	504,000	513,415
4.75%, 3/1/2030 (a)	1,019,000	1,065,212
5.00%, 2/1/2028 (a)	799,000	834,052
5.13%, 5/1/2027 (a)	1,062,000	1,105,946
5.38%, 6/1/2029 (a)	801,000	865,513
5.50%, 5/1/2026 (a)	197,000	203,288
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	360,000	368,824
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	345,000	356,913
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	401,000	372,717
4.50%, 11/15/2031 (a)	661,000	653,180
4.63%, 12/1/2030 (a)	670,000	635,120
5.00%, 11/15/2031 (a) (b)	251,000	240,754
5.25%, 6/1/2024	25,000	26,771
5.38%, 2/1/2028 (a)	443,000	462,824
5.50%, 4/15/2027 (a)	384,000	396,323
5.75%, 1/15/2030 (a)	651,000	661,924
6.50%, 2/1/2029 (a)	557,000	603,214
7.50%, 4/1/2028 (a)	283,000	306,016
4.13%, 12/1/2030 (a)	353,000	346,011
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	233,000	241,199
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	1,033,000	684,332
6.63%, 8/15/2027 (a)	516,000	227,602

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.88%, 8/15/2027 (a)	$875,000	$913,517
DISH DBS Corp.:
5.00%, 3/15/2023	413,000	428,326
5.13%, 6/1/2029	563,000	552,331
5.88%, 11/15/2024	557,000	598,769
7.38%, 7/1/2028	705,000	747,681
7.75%, 7/1/2026	487,000	550,276
Entercom Media Corp. 6.50%, 5/1/2027 (a) (b)	207,000	211,821
GCI LLC 4.75%, 10/15/2028 (a)	173,000	181,723
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	250,000	245,803
5.88%, 7/15/2026 (a)	77,000	79,535
7.00%, 5/15/2027 (a)	302,000	323,732
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a)	140,000	149,064
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	152,000	156,584
5.25%, 8/15/2027 (a)	224,000	232,956
6.38%, 5/1/2026	279,000	293,754
8.38%, 5/1/2027	437,000	466,830
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	250,000	257,588
6.75%, 10/15/2027 (a)	482,000	512,964
Liberty Interactive LLC:
8.25%, 2/1/2030	118,000	131,132
8.50%, 7/15/2029	166,000	188,359
Mav Acquisition Corp.:
5.75%, 8/1/2028 (a)	325,000	319,062
8.00%, 8/1/2029 (a)	200,000	190,952
Meredith Corp.:
6.50%, 7/1/2025	87,000	93,322
6.88%, 2/1/2026	251,000	259,647
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	71,000	73,791
News Corp. 3.88%, 5/15/2029 (a)	275,000	282,620
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	221,000	229,232
5.63%, 7/15/2027 (a)	511,000	541,231
Quebecor Media, Inc. 5.75%, 1/15/2023	138,000	145,990
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	231,000	238,450
6.50%, 9/15/2028 (a)	296,000	301,645
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	161,000	161,522
Security Description	Principal Amount	Value
5.38%, 1/15/2031 (a)	$48,000	$47,192
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	127,000	130,171
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	207,000	202,901
5.13%, 2/15/2027 (a)	165,000	164,272
5.50%, 3/1/2030 (a) (b)	190,000	188,404
5.88%, 3/15/2026 (a)	79,000	80,961
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	96,000	97,305
3.88%, 9/1/2031 (a)	463,000	452,402
4.00%, 7/15/2028 (a)	758,000	771,432
4.13%, 7/1/2030 (a)	385,000	387,002
5.00%, 8/1/2027 (a)	639,000	666,675
5.50%, 7/1/2029 (a)	406,000	440,063
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	84,000	87,758
TEGNA, Inc.:
4.63%, 3/15/2028	304,000	310,867
4.75%, 3/15/2026 (a)	174,000	181,830
5.00%, 9/15/2029	288,000	296,562
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	400,000	420,200
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	525,000	552,111
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	380,000	386,950
5.13%, 2/15/2025 (a)	494,000	502,027
6.63%, 6/1/2027 (a)	414,000	449,016
9.50%, 5/1/2025 (a)	157,000	170,369
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	484,000	495,921
UPC Holding B.V. 5.50%, 1/15/2028 (a)	374,000	391,051
Urban One, Inc. 7.38%, 2/1/2028 (a)	248,000	266,012
ViacomCBS, Inc. 3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	187,000	214,190
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	50,000	50,775
5.13%, 4/15/2027 (a)	263,000	272,941
5.38%, 6/15/2024 (a)	223,000	243,224
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	110,000	112,387
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	50,000	50,765
5.50%, 5/15/2029 (a)	605,000	638,432
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	137,000	141,358
Ziggo B.V.:
4.88%, 1/15/2030 (a)	336,000	346,231

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/15/2027 (a)	$404,000	$417,445
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	147,000	150,847
6.00%, 1/15/2027 (a)	148,000	153,520
		38,168,478
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	200,000	203,888
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	160,000	160,290
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	150,000	153,729
		517,907
MINING — 1.6%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	110,000	114,565
5.50%, 12/15/2027 (a)	177,000	190,013
6.13%, 5/15/2028 (a)	298,000	324,236
Arconic Corp.:
6.00%, 5/15/2025 (a)	142,000	149,062
6.13%, 2/15/2028 (a)	264,000	279,790
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	89,000	93,902
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	112,000	107,493
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	157,000	167,430
Constellium SE:
3.75%, 4/15/2029 (a) (b)	144,000	140,439
5.63%, 6/15/2028 (a)	40,000	42,030
5.88%, 2/15/2026 (a)	109,000	110,777
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	200,000	197,836
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	531,000	548,990
4.50%, 9/15/2027 (a)	422,000	446,079
5.13%, 5/15/2024 (a)	175,000	186,933
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	74,000	76,316
4.13%, 3/1/2028	358,000	370,552
4.25%, 3/1/2030	187,000	198,162
4.38%, 8/1/2028	241,000	251,852
4.55%, 11/14/2024	142,000	153,516
4.63%, 8/1/2030	240,000	259,001
5.00%, 9/1/2027	286,000	298,633
5.25%, 9/1/2029	286,000	310,888
5.40%, 11/14/2034	97,000	116,548
5.45%, 3/15/2043	555,000	682,944
Hecla Mining Co. 7.25%, 2/15/2028	182,000	195,992
Security Description	Principal Amount	Value
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	$173,000	$171,479
6.13%, 4/1/2029 (a)	67,000	70,211
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	126,000	124,072
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a)	142,000	157,834
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	90,000	95,522
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	30,000	30,822
4.63%, 3/1/2028 (a)	322,000	332,507
Mountain Province Diamonds, Inc. 8.00%, 12/15/2022 (a) (b)	104,000	93,124
New Gold, Inc. 7.50%, 7/15/2027 (a)	322,000	331,628
Novelis Corp.:
3.25%, 11/15/2026 (a)	67,000	67,929
3.88%, 8/15/2031 (a)	150,000	148,854
4.75%, 1/30/2030 (a)	488,000	513,322
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	191,000	201,152
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	212,000	215,818
		8,568,253
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	117,000	121,061
5.63%, 7/1/2027 (a)	224,000	233,634
EnPro Industries, Inc. 5.75%, 10/15/2026	113,000	118,233
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	147,000	150,100
12.25%, 11/15/2026 (a)	293,000	331,849
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	129,000	133,569
Hillenbrand, Inc.:
3.75%, 3/1/2031	138,000	137,252
5.75%, 6/15/2025	58,000	61,189
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	240,000	249,823
Trinity Industries, Inc. 4.55%, 10/1/2024	132,000	140,197
		1,676,907
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	177,000	181,469
4.13%, 5/1/2025	38,000	39,395
4.25%, 4/1/2028	209,000	217,983
5.50%, 12/1/2024	198,000	218,509
Pitney Bowes, Inc.:
4.63%, 3/15/2024	100,000	105,817
6.88%, 3/15/2027 (a)	247,000	260,748

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 3/15/2029 (a) (b)	$221,000	$232,797
Xerox Corp.:
3.80%, 5/15/2024 (b)	59,000	61,922
4.38%, 3/15/2023	223,000	230,674
4.80%, 3/1/2035	177,000	176,988
6.75%, 12/15/2039	231,000	256,777
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	307,000	322,605
5.50%, 8/15/2028 (a) (b)	319,000	329,718
		2,635,402
OFFICE FURNISHINGS — 0.0% (d)
Interface, Inc. 5.50%, 12/1/2028 (a)	144,000	151,812
OIL & GAS — 7.1%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	295,000	318,582
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	92,000	94,237
5.38%, 3/1/2030 (a) (b)	65,000	68,462
7.63%, 2/1/2029 (a)	232,000	259,251
8.38%, 7/15/2026 (a)	122,000	138,187
Apache Corp.:
4.25%, 1/15/2030 (b)	89,000	95,914
4.38%, 10/15/2028	207,000	223,657
4.63%, 11/15/2025	76,000	81,794
4.75%, 4/15/2043	212,000	229,522
4.88%, 11/15/2027	162,000	176,680
5.10%, 9/1/2040	409,000	458,092
5.25%, 2/1/2042	93,000	103,625
5.35%, 7/1/2049	107,000	118,825
6.00%, 1/15/2037	58,000	70,565
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	104,000	106,094
7.00%, 11/1/2026 (a)	209,000	215,818
8.25%, 12/31/2028 (a)	63,000	68,736
9.00%, 11/1/2027 (a)	26,000	35,620
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	160,000	160,923
8.75%, 4/1/2027 (a) (b)	73,000	75,559
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	88,000	89,704
California Resources Corp. 7.13%, 2/1/2026 (a)	130,000	137,245
Callon Petroleum Co.:
6.13%, 10/1/2024	107,000	105,166
6.38%, 7/1/2026	121,000	115,681
8.00%, 8/1/2028 (a)	129,000	127,377
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023 (b)	82,000	81,438
11.00%, 4/15/2025 (a) (b)	215,000	234,836
Security Description	Principal Amount	Value
Centennial Resource Production LLC:
5.38%, 1/15/2026 (a) (b)	$100,000	$97,974
6.88%, 4/1/2027 (a) (b)	80,000	81,500
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	223,000	233,621
5.88%, 2/1/2029 (a)	117,000	124,998
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	247,000	261,309
7.25%, 3/14/2027 (a)	219,000	233,112
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	144,000	145,547
7.75%, 2/15/2026 (a)	137,000	144,784
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	273,000	283,958
6.75%, 3/1/2029 (a)	321,000	346,898
7.50%, 5/15/2025 (a)	38,000	39,494
Continental Resources, Inc.:
3.80%, 6/1/2024	389,000	408,862
4.38%, 1/15/2028	50,000	55,324
4.50%, 4/15/2023	136,000	140,816
4.90%, 6/1/2044	132,000	147,910
5.75%, 1/15/2031 (a)	497,000	600,689
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	227,000	236,915
5.63%, 10/15/2025 (a)	344,000	352,779
CVR Energy, Inc.:
5.25%, 2/15/2025 (a) (b)	157,000	156,509
5.75%, 2/15/2028 (a) (b)	164,000	162,632
Encana Corp. 7.20%, 11/1/2031	20,000	26,778
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	248,000	254,584
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	102,000	106,296
5.75%, 1/30/2028 (a)	292,000	307,453
6.63%, 7/15/2025 (a)	212,000	224,006
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	139,000	142,740
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	236,000	228,009
EQT Corp.:
3.00%, 10/1/2022 (b)	118,000	120,073
3.13%, 5/15/2026 (a)	123,000	126,029
3.63%, 5/15/2031 (a)	50,000	52,111
3.90%, 10/1/2027	408,000	442,382
5.00%, 1/15/2029	151,000	170,400
6.63%, 2/1/2025	321,000	367,718
7.50%, 2/1/2030	257,000	330,728

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Global Marine, Inc. 7.00%, 6/1/2028	$83,000	$59,200
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	125,000	108,301
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	189,000	205,876
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	159,000	163,854
6.00%, 2/1/2031 (a)	177,000	182,567
6.25%, 11/1/2028 (a)	287,000	297,757
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	164,000	169,640
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	225,000	229,993
Laredo Petroleum, Inc.:
7.75%, 7/31/2029 (a) (b)	50,000	50,096
9.50%, 1/15/2025	248,000	259,041
10.13%, 1/15/2028	173,000	187,150
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	191,000	196,104
Matador Resources Co. 5.88%, 9/15/2026 (b)	254,000	262,072
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	202,000	206,596
6.50%, 1/15/2025 (a)	293,000	301,456
7.13%, 2/1/2027 (a)	386,000	405,408
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	274,000	254,094
10.50%, 5/15/2027 (a)	189,000	187,475
Murphy Oil Corp.:
5.75%, 8/15/2025	137,000	141,413
5.88%, 12/1/2027	149,000	155,200
6.38%, 7/15/2028	152,000	160,831
6.38%, 12/1/2042	217,000	218,395
6.88%, 8/15/2024 (b)	122,000	124,475
7.05%, 5/1/2029	25,000	28,122
Nabors Industries, Inc. 5.75%, 2/1/2025	147,000	135,800
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	207,000	201,262
7.50%, 1/15/2028 (a)	172,000	162,955
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	449,000	460,961
Newfield Exploration Co. 5.38%, 1/1/2026	244,000	275,537
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	171,000	183,512
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	89,000	93,044
Occidental Petroleum Corp.:
Zero Coupon, 10/10/2036	565,000	310,564
Security Description	Principal Amount	Value
2.70%, 2/15/2023	$100,000	$101,173
2.90%, 8/15/2024	453,000	461,322
3.00%, 2/15/2027	120,000	119,917
3.20%, 8/15/2026	300,000	306,222
3.40%, 4/15/2026	222,000	227,881
3.50%, 6/15/2025	222,000	230,682
3.50%, 8/15/2029 (b)	643,000	653,867
4.10%, 2/15/2047	204,000	194,816
4.20%, 3/15/2048	387,000	370,556
4.30%, 8/15/2039	237,000	234,080
4.40%, 4/15/2046	418,000	415,889
4.40%, 8/15/2049	144,000	141,572
4.50%, 7/15/2044	82,000	82,335
4.63%, 6/15/2045	271,000	277,168
5.50%, 12/1/2025	167,000	185,006
5.55%, 3/15/2026	287,000	318,668
5.88%, 9/1/2025	215,000	241,034
6.13%, 1/1/2031	394,000	472,118
6.20%, 3/15/2040	221,000	260,287
6.38%, 9/1/2028	177,000	207,610
6.45%, 9/15/2036	546,000	687,310
6.60%, 3/15/2046	337,000	424,913
6.63%, 9/1/2030	433,000	534,391
6.95%, 7/1/2024	291,000	328,068
7.50%, 5/1/2031	262,000	340,273
7.88%, 9/15/2031	119,000	158,594
7.95%, 6/15/2039	162,000	214,661
8.00%, 7/15/2025 (b)	107,000	127,703
8.50%, 7/15/2027	185,000	231,724
8.88%, 7/15/2030	316,000	429,295
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	241,000	267,088
Ovintiv, Inc.:
6.50%, 8/15/2034	239,000	322,559
6.50%, 2/1/2038	74,000	101,479
6.63%, 8/15/2037	122,000	167,227
7.38%, 11/1/2031	143,000	193,603
8.13%, 9/15/2030	76,000	104,698
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	141,000	140,921
Parkland Corp.:
4.50%, 10/1/2029 (a)	253,000	256,767
5.88%, 7/15/2027 (a)	150,000	159,092
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	60,000	60,229
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	215,000	144,695
9.25%, 5/15/2025 (a) (b)	361,000	342,047
Series WI, 6.00%, 2/15/2028	480,000	306,480
PDC Energy, Inc.:
5.75%, 5/15/2026	217,000	225,856
6.13%, 9/15/2024	142,000	144,130
Penn Virginia Escrow LLC 9.25%, 8/15/2026 (a)	75,000	76,061

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	$114,000	$119,132
7.13%, 1/15/2026 (a) (b)	221,000	227,040
Range Resources Corp.:
4.88%, 5/15/2025	221,000	233,292
5.00%, 3/15/2023	365,000	378,801
8.25%, 1/15/2029 (a)	184,000	206,998
9.25%, 2/1/2026	216,000	235,524
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	318,000	322,802
SM Energy Co.:
5.63%, 6/1/2025	89,000	89,514
6.50%, 7/15/2028 (b)	134,000	138,505
6.63%, 1/15/2027 (b)	121,000	124,003
6.75%, 9/15/2026 (b)	122,000	124,560
10.00%, 1/15/2025 (a) (b)	202,000	225,361
Southwestern Energy Co.:
5.38%, 2/1/2029 (a)	200,000	214,130
5.38%, 3/15/2030	165,000	178,202
6.45%, 1/23/2025 (b)	227,000	249,841
7.75%, 10/1/2027 (b)	261,000	281,930
8.38%, 9/15/2028	161,000	182,429
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	150,000	148,679
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	308,000	312,497
5.88%, 3/15/2028	318,000	335,783
6.00%, 4/15/2027	56,000	58,381
5.50%, 2/15/2026	165,000	168,392
Talos Production, Inc. 12.00%, 1/15/2026	267,000	286,085
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	160,000	163,811
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	112,000	113,816
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	194,300	193,529
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	98,490	98,559
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	229,000	228,498
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	132,332	130,364
Transocean, Inc.:
6.80%, 3/15/2038	56,000	32,976
7.50%, 1/15/2026 (a)	161,000	130,362
7.50%, 4/15/2031	244,000	160,672
8.00%, 2/1/2027 (a)	189,000	148,577
11.50%, 1/30/2027 (a) (b)	166,000	170,841
Ultra Resources, Inc. 11.00%, 7/12/2024 (f) (g)	16,577	850
Vantage Drilling International 9.25%, 11/15/2023 (a)	140,000	126,949
Vermilion Energy, Inc. 5.63%, 3/15/2025 (a)	145,000	146,898
Security Description	Principal Amount	Value
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	$239,000	$258,185
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	74,000	77,282
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	311,000	295,363
		36,836,759
OIL & GAS SERVICES — 0.8%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	248,000	256,172
6.88%, 4/1/2027 (a)	142,000	148,840
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	189,000	196,721
CGG SA 8.75%, 4/1/2027 (a) (b)	185,000	186,708
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	152,000	150,220
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	155,000	148,065
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	70,000	41,789
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	20,666
Oceaneering International, Inc.:
4.65%, 11/15/2024 (b)	147,000	150,843
6.00%, 2/1/2028	87,000	88,317
TechnipFMC PLC 6.50%, 2/1/2026 (a)	356,000	381,824
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	106,700	109,364
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	84,700	84,621
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	306,000	318,408
6.88%, 9/1/2027	344,000	363,415
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	124,000	127,708
11.00%, 12/1/2024 (a)	989,000	1,041,744
Welltec A/S 9.50%, 12/1/2022 (a)	117,000	118,254
		3,933,679
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	495,000	524,997
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	160,000	159,885
4.00%, 9/1/2029 (a)	289,000	292,153

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	$364,000	$376,988
5.25%, 4/30/2025 (a)	245,000	255,849
5.25%, 8/15/2027 (a)	175,000	178,497
5.25%, 8/15/2027 (a)	334,000	340,219
Ball Corp.:
2.88%, 8/15/2030	224,000	217,629
3.13%, 9/15/2031	165,000	163,066
4.00%, 11/15/2023	210,000	221,481
4.88%, 3/15/2026	252,000	277,911
5.25%, 7/1/2025	213,000	237,855
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	195,000	198,594
5.63%, 7/15/2027 (a)	160,000	168,840
Cascades, Inc./Cascades USA, Inc.:
5.13%, 1/15/2026 (a)	127,000	135,068
5.38%, 1/15/2028 (a)	265,000	277,972
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	54,000	57,917
4.50%, 1/15/2023	231,000	242,153
4.75%, 2/1/2026	385,000	397,166
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	57,000	70,656
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	212,000	214,525
7.88%, 7/15/2026 (a)	73,000	76,630
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	212,000	222,831
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a) (b)	194,000	197,444
3.50%, 3/1/2029 (a)	131,000	130,345
4.13%, 8/15/2024	30,000	32,019
4.75%, 7/15/2027 (a)	139,000	150,668
4.88%, 11/15/2022 (b)	135,000	139,367
Greif, Inc. 6.50%, 3/1/2027 (a)	204,000	213,496
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	165,000	172,930
Intertape Polymer Group, Inc. 4.38%, 6/15/2029 (a)	190,000	193,110
LABL, Inc.:
6.75%, 7/15/2026 (a)	294,000	308,700
10.50%, 7/15/2027 (a)	212,000	229,070
Matthews International Corp. 5.25%, 12/1/2025 (a)	45,000	46,356
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	619,000	624,026
Security Description	Principal Amount	Value
7.25%, 4/15/2025 (a)	$693,000	$688,911
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a)	312,000	329,834
6.38%, 8/15/2025 (a) (b)	76,000	84,203
6.63%, 5/13/2027 (a)	288,000	309,347
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	190,000	190,589
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group 4.00%, 10/15/2027 (a)	441,000	437,155
Pactiv LLC 7.95%, 12/15/2025	25,000	27,988
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	162,000	164,869
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	169,000	180,294
5.13%, 12/1/2024 (a)	49,000	53,240
5.25%, 4/1/2023 (a)	80,000	83,602
5.50%, 9/15/2025 (a)	245,000	273,814
6.88%, 7/15/2033 (a)	202,000	263,897
Silgan Holdings, Inc.:
4.13%, 2/1/2028	102,000	104,763
4.75%, 3/15/2025	197,000	199,685
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a) (b)	20,000	20,317
TriMas Corp. 4.13%, 4/15/2029 (a)	169,000	173,198
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	339,000	355,489
8.50%, 8/15/2027 (a)	92,000	98,400
		11,786,008
PHARMACEUTICALS — 2.6%
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	155,000	154,991
5.13%, 3/1/2030 (a)	154,000	154,120
6.13%, 8/1/2028 (a)	246,000	261,348
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	842,000	898,094
9.25%, 4/1/2026 (a)	615,000	656,814
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	116,000	120,285
5.00%, 1/30/2028 (a)	423,000	401,156
5.00%, 2/15/2029 (a)	403,000	375,270
5.25%, 1/30/2030 (a)	376,000	350,534
5.25%, 2/15/2031 (a)	374,000	344,099
5.50%, 11/1/2025 (a)	504,000	512,145
5.75%, 8/15/2027 (a)	159,000	166,856
6.13%, 4/15/2025 (a)	841,000	859,006
6.25%, 2/15/2029 (a)	476,000	470,912
7.00%, 1/15/2028 (a)	287,000	294,037

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 5/30/2029 (a)	$321,000	$328,678
9.00%, 12/15/2025 (a)	512,000	542,198
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	162,000	167,814
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	188,000	220,167
5.27%, 8/28/2023	157,000	167,285
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.88%, 10/15/2024 (a) (b)	139,000	135,917
6.00%, 2/1/2025 (a)	87,000	61,737
9.50%, 7/31/2027 (a) (b)	214,000	214,342
GMTN, 6.00%, 6/30/2028 (a) (b)	403,000	288,238
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	527,000	526,652
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	122,000	131,467
HLF Financing Sarl LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	289,000	288,153
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	207,000	219,408
Jazz Securities DAC 4.38%, 1/15/2029 (a)	443,000	459,169
Lannett Co., Inc. 7.75%, 4/15/2026 (a) (b)	183,000	168,107
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (f)	25,000	12,497
5.75%, 8/1/2022 (a) (f)	25,000	12,347
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	647,000	660,076
5.13%, 4/30/2031 (a)	567,000	595,418
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	147,000	148,517
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	289,000	299,953
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	624,000	634,546
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030	200,000	206,604
3.90%, 12/15/2024	200,000	212,732
4.38%, 3/15/2026	300,000	323,049
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	100,000	101,318
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	195,000	188,177
5.13%, 1/15/2028 (a)	53,000	55,374
Security Description	Principal Amount	Value
Vizient, Inc. 6.25%, 5/15/2027 (a)	$234,000	$244,872
		13,634,479
PIPELINES — 5.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	54,000	55,749
5.75%, 3/1/2027 (a)	200,000	206,714
5.75%, 1/15/2028 (a)	281,000	291,189
7.88%, 5/15/2026 (a)	277,000	303,196
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	65,000	67,763
7.63%, 12/15/2025 (a)	258,000	278,903
Buckeye Partners L.P.:
3.95%, 12/1/2026	133,000	135,756
4.13%, 3/1/2025 (a)	227,000	235,156
4.13%, 12/1/2027	124,000	126,890
4.15%, 7/1/2023	50,000	51,698
4.35%, 10/15/2024	110,000	115,649
4.50%, 3/1/2028 (a)	178,000	181,046
5.60%, 10/15/2044	131,000	128,018
5.85%, 11/15/2043	375,000	375,124
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	350,000	351,319
4.00%, 3/1/2031 (a)	448,000	470,494
4.50%, 10/1/2029	460,000	489,348
Cheniere Energy, Inc. 4.63%, 10/15/2028	609,000	642,160
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	140,000	141,810
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	400,000	425,228
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	187,000	192,425
5.75%, 4/1/2025 (b)	162,000	165,715
6.00%, 2/1/2029 (a)	327,000	342,362
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	100,000	102,286
5.13%, 5/15/2029	207,000	233,188
5.38%, 7/15/2025	172,000	190,182
5.60%, 4/1/2044	132,000	154,414
5.63%, 7/15/2027	102,000	116,098
6.45%, 11/3/2036 (a)	119,000	148,175
6.75%, 9/15/2037 (a)	82,000	108,639
8.13%, 8/16/2030	148,000	198,928
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	213,000	197,962

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	$171,000	$182,197
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	348,000	354,348
4.38%, 6/15/2031 (a)	270,000	279,571
EnLink Midstream LLC:
5.38%, 6/1/2029	168,000	177,727
5.63%, 1/15/2028 (a)	200,000	212,994
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	192,000	198,044
4.40%, 4/1/2024	243,000	252,560
4.85%, 7/15/2026	97,000	101,800
5.05%, 4/1/2045	189,000	172,954
5.45%, 6/1/2047	191,000	183,368
5.60%, 4/1/2044	143,000	137,070
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	178,000	184,632
4.13%, 12/1/2026	95,000	97,632
4.50%, 1/15/2029 (a)	235,000	244,106
4.75%, 7/15/2023	175,000	183,076
4.75%, 1/15/2031 (a)	207,000	215,282
5.50%, 7/15/2028	263,000	289,279
6.00%, 7/1/2025 (a)	147,000	161,312
6.50%, 7/1/2027 (a)	419,000	471,450
6.50%, 7/15/2048	220,000	252,204
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	322,000	320,960
6.25%, 5/15/2026	155,000	152,125
6.50%, 10/1/2025	192,000	191,086
7.75%, 2/1/2028	280,000	279,838
8.00%, 1/15/2027	252,000	255,102
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	178,000	184,668
7.00%, 8/1/2027	237,000	246,551
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	265,000	282,466
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	80,000	80,902
5.13%, 6/15/2028 (a)	167,000	174,518
5.63%, 2/15/2026 (a)	300,000	311,418
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	226,000	229,657
ITT Holdings LLC 6.50%, 8/1/2029 (a)	173,000	174,609
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	463,000	443,091
6.75%, 9/15/2025 (a)	692,000	665,787
Security Description	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	$610,000	$621,651
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	242,000	214,439
7.50%, 11/1/2023	168,000	163,185
7.50%, 4/15/2026 (b)	168,000	150,219
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	212,000	220,851
NuStar Logistics L.P.:
5.63%, 4/28/2027	151,000	160,949
5.75%, 10/1/2025	159,000	171,400
6.00%, 6/1/2026	327,000	354,749
6.38%, 10/1/2030	218,000	241,847
Oasis Midstream Partners L.P./OMP Finance Corp. 8.00%, 4/1/2029 (a)	289,000	300,849
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	272,000	265,282
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	122,000	127,174
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	53,000	54,653
4.80%, 5/15/2030 (a)	114,000	118,674
4.95%, 7/15/2029 (a)	192,000	199,789
6.88%, 4/15/2040 (a)	220,000	244,317
7.50%, 7/15/2038 (a)	155,000	175,674
Ruby Pipeline LLC 8.00%, 4/1/2022 (a)	24,758	23,272
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	116,000	119,925
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025 (b)	75,000	69,009
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	203,000	207,894
6.00%, 3/1/2027 (a)	262,000	274,042
6.00%, 12/31/2030 (a)	227,000	232,643
6.00%, 9/1/2031 (a)	200,000	201,954
7.50%, 10/1/2025 (a)	180,000	194,719
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	306,000	316,165
4.88%, 2/1/2031	269,000	290,154
5.00%, 1/15/2028	197,000	207,339
5.38%, 2/1/2027 (b)	149,000	154,258
5.50%, 3/1/2030	300,000	328,104
5.88%, 4/15/2026	338,000	353,477
6.50%, 7/15/2027	244,000	263,061

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 1/15/2029	$221,000	$247,834
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	148,000	151,733
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	74,000	76,259
4.13%, 8/15/2031 (a)	541,000	565,372
Western Midstream Operating L.P.:
3.95%, 6/1/2025 (b)	107,000	113,009
4.35%, 2/1/2025	231,000	243,894
4.50%, 3/1/2028 (b)	151,000	163,323
4.65%, 7/1/2026	75,000	81,146
4.75%, 8/15/2028	114,000	124,480
5.30%, 2/1/2030 (b)	218,000	240,827
5.30%, 3/1/2048	243,000	280,075
5.45%, 4/1/2044	234,000	269,070
5.50%, 8/15/2048	97,000	113,466
6.50%, 2/1/2050	527,000	619,836
		25,880,010
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	241,000	261,401
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	261,000	273,129
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	238,000	242,415
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	198,000	198,475
4.38%, 2/1/2031 (a)	206,000	207,164
5.38%, 8/1/2028 (a)	256,000	270,369
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	194,000	190,450
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	416,000	423,534
4.75%, 2/1/2030	108,000	109,752
5.00%, 3/1/2031	167,000	170,582
Newmark Group, Inc. 6.13%, 11/15/2023	94,000	101,979
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	117,000	121,425
5.75%, 1/15/2029 (a)	224,000	232,330
7.63%, 6/15/2025 (a)	207,000	220,879
9.38%, 4/1/2027 (a)	157,000	173,053
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	197,000	200,122
		3,397,059
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	$129,000	$125,175
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (e)	150,000	148,644
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	250,000	247,565
5.75%, 5/15/2026 (a) (b)	299,000	310,646
CoreCivic, Inc. 4.75%, 10/15/2027	138,000	121,621
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	100,000	103,774
Diversified Healthcare Trust:
4.38%, 3/1/2031	352,000	340,863
4.75%, 2/15/2028	95,000	95,916
9.75%, 6/15/2025	432,000	473,010
GEO Group Inc.:
5.13%, 4/1/2023	169,000	157,816
5.88%, 10/15/2024	82,000	67,993
6.00%, 4/15/2026 (b)	138,000	108,636
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	150,000	148,851
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	265,000	268,914
3.75%, 9/15/2030 (a)	119,000	120,704
6.00%, 4/15/2025 (a)	108,000	113,021
Hospitality Properties Trust 4.38%, 2/15/2030	119,000	113,169
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	390,000	404,044
4.88%, 9/15/2029 (a)	301,000	315,288
5.00%, 7/15/2028 (a)	227,000	236,913
5.25%, 3/15/2028 (a)	314,000	327,581
5.25%, 7/15/2030 (a)	425,000	451,053
5.63%, 7/15/2032 (a)	207,000	222,426
REIT, 4.50%, 2/15/2031 (a)	260,000	264,079
iStar, Inc.:
4.25%, 8/1/2025	229,000	237,833
4.75%, 10/1/2024	153,000	162,149
5.50%, 2/15/2026	202,000	211,132
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	187,000	185,955
4.75%, 6/15/2029 (a)	239,000	237,683
5.25%, 10/1/2025 (a)	377,000	381,905

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	$176,000	$187,252
4.50%, 9/1/2026	122,000	132,655
4.50%, 1/15/2028	78,000	85,454
4.63%, 6/15/2025 (a)	372,000	401,708
5.63%, 5/1/2024	298,000	324,009
REIT, 5.75%, 2/1/2027	243,000	279,304
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	292,000	298,170
4.63%, 8/1/2029	332,000	355,788
5.00%, 10/15/2027	367,000	386,671
5.25%, 8/1/2026	227,000	234,082
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	231,000	232,843
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	188,000	192,899
5.88%, 10/1/2028 (a)	306,000	323,812
7.50%, 6/1/2025 (a)	169,000	179,732
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	161,000	161,357
4.75%, 10/15/2027	202,000	209,197
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	140,000	141,219
4.00%, 9/15/2029 (a)	145,000	144,807
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	390,000	377,103
4.88%, 9/1/2024	255,000	259,644
Series WI, 3.88%, 2/15/2027	324,000	335,521
Senior Housing Properties Trust 4.75%, 5/1/2024	73,000	75,210
Service Properties Trust:
3.95%, 1/15/2028	95,000	89,640
4.35%, 10/1/2024	213,000	215,833
4.50%, 6/15/2023	89,000	90,710
4.50%, 3/15/2025	157,000	157,317
4.65%, 3/15/2024	160,000	162,354
4.75%, 10/1/2026	122,000	121,236
4.95%, 2/15/2027	143,000	142,294
4.95%, 10/1/2029	302,000	295,555
5.25%, 2/15/2026	68,000	68,458
5.50%, 12/15/2027	211,000	224,603
7.50%, 9/15/2025	279,000	313,122
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	128,000	128,923
4.75%, 3/15/2025	110,000	116,226
5.50%, 11/1/2023 (a)	75,000	78,739
Security Description	Principal Amount	Value
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	$150,000	$148,943
7.13%, 12/15/2024 (a)	140,000	143,830
7.88%, 2/15/2025 (a)	694,000	733,093
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	167,000	170,813
6.50%, 2/15/2029 (a)	292,000	300,392
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	207,000	211,275
4.25%, 12/1/2026 (a)	407,000	425,034
4.63%, 12/1/2029 (a)	269,000	291,174
REIT, 3.75%, 2/15/2027 (a)	229,000	237,107
REIT, 4.13%, 8/15/2030 (a)	278,000	295,347
XHR L.P.:
4.88%, 6/1/2029 (a)	171,000	176,075
6.38%, 8/15/2025 (a)	212,000	224,809
		17,585,698
RETAIL — 4.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	302,000	299,055
3.88%, 1/15/2028 (a)	636,000	641,037
4.00%, 10/15/2030 (a)	801,000	792,622
4.38%, 1/15/2028 (a)	290,000	294,364
5.75%, 4/15/2025 (a)	130,000	136,538
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	314,000	286,635
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	107,000	116,891
Academy, Ltd. 6.00%, 11/15/2027 (a)	139,000	150,039
Ambience Merger Sub, Inc.:
4.88%, 7/15/2028 (a)	60,000	60,000
7.13%, 7/15/2029 (a)	140,000	139,023
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	153,000	157,434
4.75%, 3/1/2030	226,000	236,154
Bath & Body Works, Inc.:
5.25%, 2/1/2028	127,000	140,054
6.63%, 10/1/2030 (a)	432,000	490,523
6.69%, 1/15/2027	166,000	193,697
6.75%, 7/1/2036	123,000	153,137
6.88%, 11/1/2035	305,000	382,821
6.95%, 3/1/2033	74,000	87,995
7.50%, 6/15/2029 (b)	235,000	267,054
9.38%, 7/1/2025 (a)	149,000	189,251
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	324,000	322,944

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a) (b)	$100,000	$99,606
4.50%, 11/15/2026 (a) (b)	103,000	107,191
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024 (b)	122,000	124,303
5.17%, 8/1/2044	257,000	221,141
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	83,000	86,314
Brinker International, Inc.:
3.88%, 5/15/2023 (b)	58,000	59,832
5.00%, 10/1/2024 (a)	10,000	10,563
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	93,000	87,934
Carvana Co.:
4.88%, 9/1/2029 (a)	250,000	247,682
5.50%, 4/15/2027 (a)	158,000	161,555
5.63%, 10/1/2025 (a)	67,000	69,271
5.88%, 10/1/2028 (a)	107,000	110,553
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	263,000	264,226
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	177,000	189,363
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	197,000	202,226
8.50%, 10/30/2025 (a)	174,000	181,599
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	387,000	378,343
5.88%, 4/1/2029 (a)	554,000	540,865
FirstCash, Inc. 4.63%, 9/1/2028 (a)	149,000	154,649
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	125,000	125,295
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	112,000	109,964
Gap, Inc.:
3.63%, 10/1/2029 (a)	238,000	238,574
3.88%, 10/1/2031 (a)	238,000	238,021
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	398,000	398,501
8.75%, 10/1/2025 (a) (b)	192,000	201,686
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	150,000	148,871
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	197,000	200,497
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	179,000	191,956
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	206,000	208,348
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	147,000	151,213
7.00%, 6/15/2025 (a)	241,000	256,009
Security Description	Principal Amount	Value
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	$73,000	$75,026
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	272,000	284,216
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	235,000	234,967
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	194,000	199,131
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	213,000	221,482
4.38%, 1/15/2031 (a)	20,000	21,408
4.63%, 12/15/2027 (a)	149,000	157,021
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	288,000	298,587
Macy's Retail Holdings LLC:
2.88%, 2/15/2023	143,000	145,322
3.63%, 6/1/2024 (b)	61,000	63,557
4.50%, 12/15/2034	148,000	145,539
5.13%, 1/15/2042	154,000	146,948
5.88%, 4/1/2029 (a) (b)	102,000	111,072
Macy's Retail Holdings, Inc. 4.30%, 2/15/2043	86,000	75,004
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	153,000	157,579
7.88%, 5/1/2029 (a)	517,000	536,139
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	122,000	122,792
4.75%, 9/15/2029	239,000	254,062
5.63%, 5/1/2027	2,000	2,093
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	311,000	330,413
Nordstrom, Inc.:
4.00%, 3/15/2027	200,000	206,426
4.38%, 4/1/2030	200,000	205,600
5.00%, 1/15/2044	300,000	295,599
6.95%, 3/15/2028	200,000	233,574
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	150,000	149,250
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	192,000	185,864
6.75%, 8/1/2029 (a)	139,000	139,891
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	365,000	381,775
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	45,000	46,296
3.75%, 6/15/2029	184,000	184,960
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	505,000	521,660
7.75%, 2/15/2029 (a)	329,000	358,794

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
QVC, Inc.:
4.38%, 3/15/2023	$87,000	$90,698
4.38%, 9/1/2028	124,000	128,144
4.45%, 2/15/2025	128,000	137,528
4.85%, 4/1/2024	46,000	49,671
5.45%, 8/15/2034	326,000	346,297
5.95%, 3/15/2043	137,000	144,008
WI, 4.75%, 2/15/2027	260,000	275,605
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	435,000	435,065
8.00%, 11/15/2026 (a)	195,000	196,511
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	135,000	138,411
8.75%, 4/30/2025 (a)	150,000	162,107
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	229,000	236,410
Sonic Automotive, Inc. 6.13%, 3/15/2027	150,000	156,008
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	187,000	196,500
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	113,000	115,280
6.13%, 7/1/2029 (a) (b)	110,000	113,317
Staples, Inc.:
7.50%, 4/15/2026 (a)	623,000	631,803
10.75%, 4/15/2027 (a) (b)	306,000	297,732
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	97,000	100,627
5.88%, 3/1/2027	46,000	47,968
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	40,000	41,362
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	100,000	108,725
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	140,000	142,296
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	112,000	118,472
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	192,000	203,134
White Cap Parent LLC 8.25%, 3/15/2026 (a)	149,000	153,835
Yum! Brands, Inc.:
3.63%, 3/15/2031	278,000	280,310
3.88%, 11/1/2023 (b)	50,000	52,553
4.63%, 1/31/2032	287,000	306,195
4.75%, 1/15/2030 (a)	227,000	246,122
5.35%, 11/1/2043	114,000	126,148
6.88%, 11/15/2037	139,000	178,963
Security Description	Principal Amount	Value
7.75%, 4/1/2025 (a)	$67,000	$71,636
		23,824,907
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	162,000	173,565
ams AG 7.00%, 7/31/2025 (a) (b)	270,000	288,849
Entegris, Inc.:
3.63%, 5/1/2029 (a)	141,000	143,916
4.38%, 4/15/2028 (a)	320,000	335,261
Microchip Technology, Inc. 4.25%, 9/1/2025	129,000	134,827
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	192,000	198,391
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	132,000	134,685
		1,409,494
SOFTWARE — 1.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	110,000	114,967
Ascend Learning LLC 6.88%, 8/1/2025 (a)	194,000	197,537
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	338,000	340,261
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	183,000	195,343
9.13%, 3/1/2026 (a)	114,000	119,472
Camelot Finance SA 4.50%, 11/1/2026 (a)	156,000	162,126
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	136,000	142,236
CDK Global, Inc.:
4.88%, 6/1/2027	164,000	171,711
5.00%, 10/15/2024	94,000	103,677
5.25%, 5/15/2029 (a)	233,000	251,757
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	367,000	369,899
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	275,000	275,041
4.88%, 7/1/2029 (a)	250,000	250,488
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (e)	150,000	155,604
Dun & Bradstreet Corp.:
6.88%, 8/15/2026 (a)	79,000	82,933
10.25%, 2/15/2027 (a)	162,000	174,855
Elastic NV 4.13%, 7/15/2029 (a)	65,000	65,124
Escrow RCN Corp. 11.63%, 4/15/2023 (g)	3,000	218
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	232,000	237,802

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/15/2026 (a)	$36,000	$40,897
Granite Merger Sub 2, Inc. 11.00%, 7/15/2027 (a)	68,000	76,614
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	427,000	422,008
J2 Global, Inc. 4.63%, 10/15/2030 (a)	218,000	231,514
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	175,000	177,401
MSCI, Inc.:
3.25%, 8/15/2033 (a)	145,000	146,814
3.63%, 9/1/2030 (a)	127,000	132,033
3.63%, 11/1/2031 (a)	50,000	52,066
3.88%, 2/15/2031 (a)	316,000	331,503
4.00%, 11/15/2029 (a)	263,000	278,517
Nuance Communications, Inc. 5.63%, 12/15/2026	147,000	152,216
Open Text Corp.:
3.88%, 2/15/2028 (a)	264,000	269,697
5.88%, 6/1/2026 (a)	230,000	238,034
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	257,000	265,468
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	152,000	152,509
PTC, Inc.:
3.63%, 2/15/2025 (a)	165,000	167,932
4.00%, 2/15/2028 (a)	135,000	138,546
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	152,000	146,727
5.38%, 12/1/2028 (a) (b)	103,000	101,284
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	147,000	145,392
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	588,000	621,945
Twilio, Inc.:
3.63%, 3/15/2029	157,000	160,611
3.88%, 3/15/2031 (b)	152,000	155,663
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	677,000	704,608
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	192,000	191,059
		8,912,109
STORAGE & WAREHOUSING — 0.0% (d)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	172,000	172,031
TELECOMMUNICATIONS — 7.3%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	428,000	408,342
10.50%, 5/15/2027 (a)	511,000	557,813
Security Description	Principal Amount	Value
Altice France SA:
5.13%, 1/15/2029 (a)	$89,000	$87,471
5.13%, 7/15/2029 (a)	887,000	871,025
5.50%, 1/15/2028 (a)	424,000	428,100
5.50%, 10/15/2029 (a) (e)	1,000,000	991,050
7.38%, 5/1/2026 (a)	570,000	591,438
8.13%, 2/1/2027 (a)	517,000	557,181
Avaya, Inc. 6.13%, 9/15/2028 (a)	326,000	342,867
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	155,000	162,838
7.50%, 10/15/2026 (a)	200,000	207,694
CenturyLink, Inc.:
5.63%, 4/1/2025	182,000	198,003
Series G, 6.88%, 1/15/2028 (b)	160,000	181,259
Series P, 7.60%, 9/15/2039	361,000	406,266
Series W, 6.75%, 12/1/2023	260,000	285,334
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	212,000	215,952
8.00%, 10/15/2025 (a)	114,000	118,773
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	177,000	168,368
6.00%, 6/15/2025 (a)	676,000	686,289
CommScope, Inc.:
4.75%, 9/1/2029 (a)	180,000	179,680
6.00%, 3/1/2026 (a)	460,000	477,857
7.13%, 7/1/2028 (a)	451,000	460,399
8.25%, 3/1/2027 (a)	394,000	412,794
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	701,000	733,618
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	137,000	141,396
6.50%, 10/1/2028 (a)	330,000	359,743
DKT Finance ApS 9.38%, 6/17/2023 (a)	20,000	20,408
Embarq Corp. 8.00%, 6/1/2036	512,000	549,100
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	452,000	474,568
5.88%, 10/15/2027 (a)	547,000	581,204
5.88%, 11/1/2029 (b)	218,000	221,464
6.75%, 5/1/2029 (a)	333,000	350,919
Frontier Florida LLC Series E, 6.86%, 2/1/2028	100,000	107,103
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	215,000	242,234
6.63%, 8/1/2026 (b)	287,000	326,517
INNOVATE Corp. 8.50%, 2/1/2026 (a)	89,000	88,368

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	$231,000	$230,014
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	241,000	258,812
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	262,000	253,891
3.75%, 7/15/2029 (a)	274,000	265,087
4.25%, 7/1/2028 (a)	471,000	475,541
4.63%, 9/15/2027 (a)	327,000	336,804
5.25%, 3/15/2026	204,000	210,477
5.38%, 5/1/2025	100,000	102,267
Ligado Networks LLC 15.50%, 11/1/2023 (a)	1,142,662	1,108,519
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	269,000	273,175
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	396,000	404,740
5.13%, 12/15/2026 (a)	353,000	366,022
5.38%, 6/15/2029 (a)	261,000	265,471
4.50%, 1/15/2029 (a)	98,000	94,997
Series U, 7.65%, 3/15/2042	191,000	215,221
Series Y, 7.50%, 4/1/2024	303,000	335,454
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	200,000	209,100
6.25%, 3/25/2029 (a)	225,000	246,386
6.63%, 10/15/2026 (a)	90,000	94,584
Nokia Oyj:
4.38%, 6/12/2027	163,000	179,285
6.63%, 5/15/2039	81,000	110,985
Northwest Fiber LLC 4.75%, 4/30/2027 (a)	20,000	20,000
Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	235,000	220,204
Qwest Corp. 7.25%, 9/15/2025	45,000	53,545
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a) (b)	119,000	124,849
Sprint Capital Corp.:
6.88%, 11/15/2028	698,000	891,507
8.75%, 3/15/2032	681,000	1,017,918
Sprint Communications, Inc. 6.00%, 11/15/2022	608,000	638,400
Sprint Corp.:
7.13%, 6/15/2024	873,000	993,884
7.63%, 2/15/2025	503,000	588,042
7.63%, 3/1/2026	358,000	433,778
7.88%, 9/15/2023	1,416,000	1,582,508
Switch, Ltd.:
3.75%, 9/15/2028 (a)	149,000	151,238
4.13%, 6/15/2029 (a)	114,000	117,255
Telecom Italia Capital SA:
6.00%, 9/30/2034	257,000	289,009
Security Description	Principal Amount	Value
6.38%, 11/15/2033	$378,000	$439,625
7.20%, 7/18/2036	430,000	526,733
7.72%, 6/4/2038	346,000	443,576
Telecom Italia SpA 5.30%, 5/30/2024 (a)	391,000	421,213
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	131,000	121,142
5.63%, 12/6/2026 (a)	193,000	186,104
6.50%, 10/15/2027 (a) (b)	388,000	336,408
T-Mobile USA, Inc.:
2.25%, 2/15/2026	307,000	310,282
2.25%, 2/15/2026 (a)	164,000	165,747
2.63%, 4/15/2026	321,000	328,007
2.63%, 2/15/2029	249,000	251,512
2.88%, 2/15/2031	249,000	251,231
3.38%, 4/15/2029	275,000	287,122
3.38%, 4/15/2029 (a)	289,000	301,392
3.50%, 4/15/2031	501,000	528,765
3.50%, 4/15/2031 (a)	344,000	363,274
4.75%, 2/1/2028	787,000	835,542
5.38%, 4/15/2027	142,000	148,925
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	284,320	274,613
United States Cellular Corp. 6.70%, 12/15/2033	183,000	226,413
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	189,000	191,710
5.63%, 4/15/2027 (a)	145,000	151,268
6.50%, 7/15/2028 (a)	326,000	343,526
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	135,000	135,248
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	520,000	518,430
4.75%, 7/15/2031 (a)	689,000	704,282
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	586,000	716,414
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	285,000	289,312
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	313,000	316,884
5 Year USD ICE Swap + 3.07%, 5.13%, 6/4/2081 (c)	548,000	565,772
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	513,000	535,454
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	373,000	371,407
6.13%, 3/1/2028 (a)	314,000	318,327
		38,258,064

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	$240,000	$221,150
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	147,000	151,589
3.75%, 4/1/2029 (a) (b)	120,000	125,107
5.45%, 11/1/2041	53,000	63,359
5.88%, 12/15/2027 (a)	254,000	275,133
6.20%, 10/1/2040	48,000	61,715
		676,903
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	218,000	165,216
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	162,000	167,487
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	100,000	99,582
Danaos Corp. 8.50%, 3/1/2028 (a)	87,000	96,302
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	200,000	197,308
Teekay Corp. 9.25%, 11/15/2022 (a)	224,000	229,705
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	152,000	162,687
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	172,000	192,479
XPO CNW, Inc. 6.70%, 5/1/2034	114,000	139,781
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	298,000	314,533
		1,765,080
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	263,000	284,774
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	123,000	122,552
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	390,000	401,774
9.75%, 8/1/2027 (a)	226,000	255,929
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	303,000	305,400
		1,370,429
Security Description	Principal Amount	Value
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a) (b)	$62,000	$66,523
TOTAL CORPORATE BONDS & NOTES (Cost $509,630,185)		515,046,492
	Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (g) (h)	158	—
Weatherford International PLC (h)	2,574	50,631
		50,631
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Lonestar Resources US, Inc. (h)	538	7,193
TOTAL COMMON STOCKS (Cost $60,196)		57,824
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(g)	324	855
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00% 5.00%, 4/17/2024 (c) (g) (Cost $121)	121	121
	Shares
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (i) (j)	6,542,876	6,544,185
State Street Navigator Securities Lending Portfolio II (k) (l)	26,064,403	26,064,403
TOTAL SHORT-TERM INVESTMENTS (Cost $32,608,588)		32,608,588
TOTAL INVESTMENTS — 105.0% (Cost $542,299,944)		547,713,880
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(26,265,129)
NET ASSETS — 100.0%		$521,448,751

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 66.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $2,324, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$515,045,144	$1,348	$515,046,492
Common Stocks	57,824	—	0(a)	57,824
Preferred Stocks	—	—	855	855
Senior Floating Rate Loans	—	—	121	121
Short-Term Investments	32,608,588	—	—	32,608,588
TOTAL INVESTMENTS	$32,666,412	$515,045,144	$2,324	$547,713,880
(a)	The Portfolio held a Level 3 security that was valued at $0 at September 30, 2021.
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,298,694	$2,299,383	$23,819,528	$19,574,791	$76	$(11)	6,542,876	$6,544,185	$428
State Street Navigator Securities Lending Portfolio II	24,504,834	24,504,834	23,713,246	22,153,677	—	—	26,064,403	26,064,403	23,723
Total		$26,804,217	$47,532,774	$41,728,468	$76	$(11)		$32,608,588	$24,151
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$968,000	$972,017
4.65%, 10/1/2028	821,000	955,472
4.75%, 3/30/2030	401,000	473,417
Omnicom Group, Inc.:
2.45%, 4/30/2030	995,000	1,007,776
2.60%, 8/1/2031	1,398,000	1,421,710
4.20%, 6/1/2030	398,000	454,580
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,918,000	2,100,325
3.65%, 11/1/2024	878,000	947,353
WPP Finance 2010 3.75%, 9/19/2024	691,500	750,360
		9,083,010
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
1.17%, 2/4/2023	1,688,000	1,691,579
1.43%, 2/4/2024	3,911,000	3,916,632
1.88%, 6/15/2023	1,071,000	1,089,614
1.95%, 2/1/2024 (a)	1,231,000	1,260,359
2.20%, 2/4/2026	6,873,000	6,927,572
2.25%, 6/15/2026	1,234,000	1,255,435
2.60%, 10/30/2025	827,000	856,846
2.70%, 2/1/2027	1,276,000	1,321,872
2.75%, 2/1/2026	1,258,000	1,309,377
2.80%, 3/1/2023	758,000	779,679
2.80%, 3/1/2024	1,300,000	1,350,973
2.80%, 3/1/2027	1,156,000	1,200,379
2.85%, 10/30/2024	347,000	363,503
2.95%, 2/1/2030 (a)	1,214,000	1,236,848
3.10%, 5/1/2026	906,000	955,440
3.20%, 3/1/2029	1,230,000	1,280,036
3.25%, 2/1/2028	754,000	796,970
3.25%, 3/1/2028	400,000	418,540
3.45%, 11/1/2028	783,000	830,779
3.63%, 2/1/2031	1,375,000	1,473,065
4.51%, 5/1/2023	3,857,000	4,073,956
4.88%, 5/1/2025	4,509,000	5,020,005
5.04%, 5/1/2027	2,209,000	2,538,980
5.15%, 5/1/2030	6,921,000	8,125,808
General Dynamics Corp.:
1.15%, 6/1/2026 (a)	932,000	934,190
1.88%, 8/15/2023	757,000	776,735
2.13%, 8/15/2026	416,000	433,489
2.25%, 11/15/2022	468,000	475,886
2.25%, 6/1/2031	1,015,000	1,035,736
2.38%, 11/15/2024	1,013,000	1,063,458
2.63%, 11/15/2027	984,000	1,046,740
3.25%, 4/1/2025	1,136,000	1,219,985
3.38%, 5/15/2023	1,217,000	1,274,065
Security Description	Principal Amount	Value
3.50%, 5/15/2025	$1,454,000	$1,577,924
3.50%, 4/1/2027	840,000	928,326
3.63%, 4/1/2030 (a)	1,093,000	1,225,843
3.75%, 5/15/2028	1,307,000	1,468,924
Howmet Aerospace, Inc. 3.00%, 1/15/2029	1,138,000	1,145,158
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	26,602
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	86,000	82,631
2.90%, 12/15/2029	557,000	583,786
3.83%, 4/27/2025	616,000	669,635
3.85%, 6/15/2023	577,000	608,129
3.85%, 12/15/2026	941,000	1,042,939
3.95%, 5/28/2024	1,212,000	1,300,888
4.40%, 6/15/2028	888,000	1,013,492
4.40%, 6/15/2028	871,000	993,689
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	578,000	574,156
2.90%, 3/1/2025	976,000	1,038,591
3.10%, 1/15/2023	1,009,000	1,040,703
3.55%, 1/15/2026	2,412,001	2,650,210
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,603,000	1,697,769
3.20%, 2/1/2027 (a)	1,196,000	1,294,694
3.25%, 8/1/2023	901,000	947,050
3.25%, 1/15/2028	2,347,000	2,535,675
4.40%, 5/1/2030	1,090,000	1,274,232
7.75%, 2/15/2031 (b)	509,000	730,227
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,885
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,298,000	1,259,995
2.25%, 7/1/2030	760,000	766,908
3.13%, 5/4/2027	1,090,000	1,182,737
3.20%, 3/15/2024	1,137,000	1,204,379
3.50%, 3/15/2027	1,395,000	1,531,640
3.70%, 12/15/2023 (a)	1,308,000	1,389,148
3.95%, 8/16/2025	2,170,000	2,390,320
4.13%, 11/16/2028	3,608,000	4,107,383
6.70%, 8/1/2028	1,197,000	1,551,803
7.20%, 8/15/2027	125,000	162,535
7.50%, 9/15/2029	798,000	1,104,576
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	53,902
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	851,000	850,481
1.60%, 4/1/2026	919,000	924,698
2.25%, 4/1/2028	1,172,000	1,191,385
2.75%, 4/1/2031	924,000	945,769
United Technologies Corp. 2.65%, 11/1/2026	272,000	289,025
		105,695,373

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.35%, 5/6/2025	$971,000	$1,006,208
2.63%, 9/16/2026	1,173,000	1,228,143
3.40%, 5/6/2030 (a)	1,259,000	1,329,416
3.80%, 2/14/2024	1,360,000	1,453,010
4.00%, 1/31/2024	445,000	478,473
4.40%, 2/14/2026	828,000	928,287
4.80%, 2/14/2029	1,922,000	2,210,435
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,139,000	1,211,942
3.25%, 3/27/2030	1,308,000	1,431,671
BAT Capital Corp.:
2.26%, 3/25/2028	3,178,000	3,157,057
2.73%, 3/25/2031	3,875,000	3,819,161
2.79%, 9/6/2024	1,811,000	1,904,430
3.22%, 8/15/2024	3,292,000	3,491,396
3.22%, 9/6/2026	795,000	847,510
3.46%, 9/6/2029	1,324,000	1,392,226
3.56%, 8/15/2027	752,000	810,167
4.70%, 4/2/2027	713,000	805,070
4.91%, 4/2/2030	1,294,000	1,483,325
BAT International Finance PLC 1.67%, 3/25/2026	1,457,000	1,457,729
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	1,354,000	1,369,273
2.75%, 5/14/2031	1,201,000	1,217,658
3.25%, 8/15/2026	924,000	994,723
3.75%, 9/25/2027 (a)	489,000	539,988
4.35%, 3/15/2024	782,000	845,475
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	1,106,000	1,086,136
1.13%, 5/1/2023	980,000	992,456
1.50%, 5/1/2025	1,067,000	1,082,674
1.75%, 11/1/2030	615,000	591,507
2.10%, 5/1/2030	1,113,000	1,107,535
2.13%, 5/10/2023	534,000	547,329
2.63%, 3/6/2023	1,179,000	1,218,261
2.75%, 2/25/2026	1,096,000	1,162,023
2.88%, 5/1/2024	890,000	938,719
3.13%, 8/17/2027	76,000	82,455
3.13%, 3/2/2028	1,319,000	1,420,431
3.25%, 11/10/2024	1,367,000	1,468,404
3.38%, 8/11/2025	1,128,000	1,218,680
3.38%, 8/15/2029	1,103,000	1,208,855
3.60%, 11/15/2023	1,048,000	1,116,958
Reynolds American, Inc.:
4.45%, 6/12/2025	3,171,000	3,495,837
4.85%, 9/15/2023	1,257,000	1,360,929
		55,511,962
Security Description	Principal Amount	Value
AIRLINES — 0.4%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	$830,434	$858,644
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	452,552	467,323
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	636,683	643,266
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	930,464	937,275
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	469,531	489,364
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	462,374	471,681
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	809,287	848,375
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	639,000	673,851
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	661,904	660,918
Southwest Airlines Co.:
2.63%, 2/10/2030	773,000	784,270
2.75%, 11/16/2022 (a)	299,000	306,107
3.00%, 11/15/2026	1,233,000	1,312,085
3.45%, 11/16/2027	706,000	761,421
4.75%, 5/4/2023	2,376,000	2,529,395
5.13%, 6/15/2027	1,534,000	1,793,768
5.25%, 5/4/2025	1,470,000	1,663,673
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	454,141	474,845
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	212,794	224,361
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	840,358	900,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	$549,695	$579,670
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	790,140	829,608
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	738,444	769,363
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	546,854	559,388
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	24,044	25,306
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	1,279,922	1,354,209
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	3,659,816	4,081,354
		24,999,778
APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	874,000	897,065
2.38%, 11/1/2026	790,000	834,911
2.40%, 3/27/2025	1,746,000	1,833,929
2.75%, 3/27/2027	1,285,000	1,378,111
2.85%, 3/27/2030	1,728,000	1,858,101
PVH Corp. 4.63%, 7/10/2025	1,286,000	1,415,667
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	1,223,000	1,288,993
3.75%, 9/15/2025	1,148,000	1,257,175
Tapestry, Inc.:
4.13%, 7/15/2027	983,000	1,075,422
4.25%, 4/1/2025	1,086,000	1,175,367
VF Corp.:
2.40%, 4/23/2025	826,000	860,147
2.80%, 4/23/2027	847,000	899,370
2.95%, 4/23/2030	1,006,000	1,058,342
		15,832,600
AUTO MANUFACTURERS — 2.2%
American Honda Finance Corp.:
0.75%, 8/9/2024	1,880,000	1,879,756
1.30%, 9/9/2026	1,980,000	1,977,525
Security Description	Principal Amount	Value
Series GMTN, 2.30%, 9/9/2026	$823,000	$861,607
Series GMTN, 3.45%, 7/14/2023	712,000	749,601
Series GMTN, 3.50%, 2/15/2028	68,000	75,177
Series GMTN, 3.55%, 1/12/2024	901,000	960,466
Series MTN, 0.35%, 4/20/2023	895,000	894,400
Series MTN, 0.55%, 7/12/2024	793,000	788,853
Series MTN, 0.65%, 9/8/2023	559,000	561,230
Series MTN, 0.88%, 7/7/2023	1,499,000	1,511,801
Series MTN, 1.00%, 9/10/2025	697,000	693,599
Series MTN, 1.20%, 7/8/2025	762,000	766,092
Series MTN, 1.80%, 1/13/2031	1,149,000	1,124,802
Series MTN, 1.95%, 5/10/2023	571,000	584,938
Series MTN, 2.00%, 3/24/2028	732,000	744,334
Series MTN, 2.05%, 1/10/2023	1,225,000	1,251,974
Series MTN, 2.15%, 9/10/2024	1,001,000	1,040,900
Series MTN, 2.35%, 1/8/2027	1,098,000	1,146,663
Series MTN, 2.40%, 6/27/2024	1,068,000	1,115,772
Series MTN, 2.60%, 11/16/2022	253,000	259,305
Series MTN, 2.90%, 2/16/2024	1,059,000	1,114,873
Series MTN, 3.63%, 10/10/2023	552,000	586,776
Cummins, Inc.:
0.75%, 9/1/2025	957,000	948,502
1.50%, 9/1/2030	1,074,000	1,025,606
3.65%, 10/1/2023	906,000	957,524
Daimler Finance North America LLC 8.50%, 1/18/2031 (a)	1,646,000	2,491,188
General Motors Co.:
4.00%, 4/1/2025	781,000	849,681
4.20%, 10/1/2027	1,186,000	1,319,674
4.88%, 10/2/2023	1,975,000	2,134,066
5.00%, 10/1/2028	4,060,000	4,698,313
5.40%, 10/2/2023	1,288,000	1,405,015
6.13%, 10/1/2025	2,270,000	2,660,599
6.80%, 10/1/2027	1,227,000	1,532,658

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$2,552,000	$2,562,846
1.25%, 1/8/2026	1,832,000	1,809,961
1.50%, 6/10/2026	518,000	515,006
1.70%, 8/18/2023	1,435,000	1,462,495
2.35%, 1/8/2031 (a)	1,150,000	1,127,081
2.40%, 4/10/2028	936,000	946,025
2.70%, 8/20/2027	883,000	917,119
2.70%, 6/10/2031	1,172,000	1,168,636
2.75%, 6/20/2025	1,446,000	1,512,183
2.90%, 2/26/2025	1,545,000	1,620,674
3.25%, 1/5/2023	1,524,000	1,571,625
3.50%, 11/7/2024	1,263,000	1,349,894
3.60%, 6/21/2030	579,000	620,254
3.70%, 5/9/2023	1,748,000	1,824,440
3.85%, 1/5/2028	994,000	1,081,571
3.95%, 4/13/2024	1,223,000	1,306,947
4.00%, 1/15/2025	1,140,000	1,233,047
4.00%, 10/6/2026	1,148,000	1,263,248
4.15%, 6/19/2023	1,345,000	1,421,208
4.25%, 5/15/2023	510,000	538,953
4.30%, 7/13/2025	1,049,000	1,149,410
4.35%, 4/9/2025	894,000	981,290
4.35%, 1/17/2027	1,400,000	1,569,666
5.10%, 1/17/2024	1,984,000	2,164,604
5.25%, 3/1/2026	911,000	1,040,991
5.65%, 1/17/2029	1,077,000	1,295,006
PACCAR Financial Corp.:
3.40%, 8/9/2023	627,000	661,867
Series MTN, 0.35%, 8/11/2023	1,103,000	1,103,022
Series MTN, 0.35%, 2/2/2024	862,000	857,949
Series MTN, 0.50%, 8/9/2024	399,000	397,480
Series MTN, 0.80%, 6/8/2023	1,077,000	1,084,808
Series MTN, 1.10%, 5/11/2026	944,000	941,517
Series MTN, 1.80%, 2/6/2025	1,118,000	1,150,590
Series MTN, 1.90%, 2/7/2023	607,000	619,765
Series MTN, 2.15%, 8/15/2024	819,000	851,645
Series MTN, 2.65%, 4/6/2023	1,024,000	1,059,246
Stellantis NV 5.25%, 4/15/2023	1,158,000	1,237,728
Toyota Motor Corp.:
0.68%, 3/25/2024	984,000	985,368
1.34%, 3/25/2026	313,000	315,081
2.36%, 7/2/2024	843,000	882,056
2.36%, 3/25/2031 (a)	1,078,000	1,114,285
2.76%, 7/2/2029	589,000	627,821
Security Description	Principal Amount	Value
3.42%, 7/20/2023	$776,000	$818,820
3.67%, 7/20/2028	1,411,000	1,580,249
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	1,023,000	1,018,212
0.63%, 9/13/2024	1,440,000	1,436,962
1.13%, 6/18/2026	1,249,000	1,241,181
1.90%, 9/12/2031	1,980,000	1,944,142
3.35%, 1/8/2024	1,018,000	1,081,493
3.65%, 1/8/2029	874,000	984,430
Series GMTN, 2.70%, 1/11/2023	1,112,000	1,145,594
Series GMTN, 3.05%, 1/11/2028	1,363,000	1,476,701
Series GMTN, 3.45%, 9/20/2023	1,202,000	1,273,194
Series MTN, 0.40%, 4/6/2023	1,165,000	1,167,109
Series MTN, 0.45%, 1/11/2024	1,086,000	1,083,372
Series MTN, 0.50%, 8/14/2023	1,008,000	1,010,661
Series MTN, 0.80%, 10/16/2025	1,292,000	1,275,462
Series MTN, 0.80%, 1/9/2026	553,000	544,644
Series MTN, 1.15%, 8/13/2027	845,000	830,846
Series MTN, 1.35%, 8/25/2023	1,217,000	1,239,344
Series MTN, 1.65%, 1/10/2031 (a)	989,000	961,773
Series MTN, 1.80%, 2/13/2025 (a)	1,820,000	1,868,758
Series MTN, 1.90%, 4/6/2028	1,106,000	1,120,312
Series MTN, 2.00%, 10/7/2024 (a)	1,046,000	1,085,779
Series MTN, 2.15%, 2/13/2030	1,001,000	1,015,885
Series MTN, 2.25%, 10/18/2023	761,000	789,119
Series MTN, 2.63%, 1/10/2023	885,000	911,196
Series MTN, 2.90%, 3/30/2023	2,046,000	2,125,487
Series MTN, 2.90%, 4/17/2024	1,026,000	1,084,267
Series MTN, 3.00%, 4/1/2025	1,536,000	1,637,315
Series MTN, 3.20%, 1/11/2027	857,000	934,867
Series MTN, 3.38%, 4/1/2030	929,000	1,029,286
Series MTN, 3.40%, 4/14/2025	987,000	1,066,710
		125,440,848

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	$1,183,000	$1,270,720
Aptiv PLC 4.25%, 1/15/2026	982,000	1,095,932
Aptiv PLC 4.35%, 3/15/2029	702,000	805,264
BorgWarner, Inc.:
2.65%, 7/1/2027	1,300,000	1,371,227
3.38%, 3/15/2025 (a)	816,000	874,050
Lear Corp.:
3.50%, 5/30/2030 (a)	757,000	810,217
3.80%, 9/15/2027	931,000	1,030,189
4.25%, 5/15/2029	1,074,000	1,200,302
Magna International, Inc.:
2.45%, 6/15/2030	1,229,000	1,248,283
3.63%, 6/15/2024	469,000	503,734
4.15%, 10/1/2025	598,000	662,680
		10,872,598
BANKS — 26.7%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.05%, 11/21/2022	474,000	483,333
Series MTN, 3.70%, 11/16/2025	1,418,000	1,570,123
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	1,267,000	1,273,994
1.13%, 9/18/2025	934,000	923,427
Banco Santander SA:
1.85%, 3/25/2026	1,169,000	1,183,648
2.71%, 6/27/2024	1,279,000	1,345,214
2.75%, 5/28/2025	3,343,000	3,505,169
2.75%, 12/3/2030	1,930,000	1,917,030
2.96%, 3/25/2031	2,279,000	2,342,106
3.13%, 2/23/2023	1,356,000	1,403,989
3.31%, 6/27/2029	35,000	37,815
3.49%, 5/28/2030	1,580,000	1,694,534
3.80%, 2/23/2028	1,244,000	1,365,514
3.85%, 4/12/2023	710,000	745,422
4.25%, 4/11/2027	1,227,000	1,378,142
4.38%, 4/12/2028 (a)	1,369,000	1,552,200
5.18%, 11/19/2025	1,872,000	2,126,367
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	965,000	960,889
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	1,688,000	1,691,258
Bank of America Corp.:
4.10%, 7/24/2023	416,000	443,622
6.22%, 9/15/2026	1,057,000	1,282,120
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	6,866,000	7,157,736
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	$9,171,000	$9,449,707
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	2,818,000	3,011,061
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	7,888,000	8,556,035
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,496,000	2,742,780
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	7,410,000	7,257,502
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	2,925,000	2,940,034
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	7,504,000	7,542,796
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	4,858,000	4,789,114
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	5,378,000	5,490,024
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	3,383,000	3,450,795
Series GMTN, 3.30%, 1/11/2023	602,000	624,756
Series GMTN, 3.50%, 4/19/2026	3,121,000	3,407,570
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	2,833,000	3,105,393
Series L, 3.95%, 4/21/2025	3,129,000	3,409,984
Series L, 4.18%, 11/25/2027	2,993,000	3,334,621
Series MTN, 2.50%, 10/21/2022	2,221,000	2,223,288
Series MTN, 3.25%, 10/21/2027	3,054,000	3,296,488
Series MTN, 3.88%, 8/1/2025	2,523,000	2,777,798
Series MTN, 4.00%, 4/1/2024	2,620,000	2,835,783
Series MTN, 4.00%, 1/22/2025	2,967,000	3,226,939
Series MTN, 4.13%, 1/22/2024	3,203,000	3,462,571
Series MTN, 4.20%, 8/26/2024	3,629,000	3,969,255
Series MTN, 4.25%, 10/22/2026	2,760,000	3,108,119
Series MTN, 4.45%, 3/3/2026	2,651,000	2,969,200
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	2,900,000	2,975,632
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	2,798,000	2,923,350

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	$3,524,000	$3,729,273
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	2,578,000	2,742,605
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	3,946,000	3,993,194
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	3,402,000	3,700,560
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	2,994,000	3,330,795
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	2,921,000	3,101,664
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	3,107,000	3,310,912
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	2,568,000	2,680,812
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	3,694,000	4,140,383
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	3,838,000	4,351,947
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	3,080,000	3,401,090
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	2,864,000	2,863,542
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	3,108,000	3,118,816
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	3,110,000	3,113,732
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	3,224,000	3,196,886
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	3,730,000	3,726,792
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	3,588,000	3,586,888
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	2,342,000	2,256,072
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	2,963,000	3,008,067
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	$2,998,000	$2,885,515
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	3,323,000	3,339,881
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	2,007,000	2,044,210
Bank of Montreal:
0.45%, 12/8/2023	890,000	889,929
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	1,195,000	1,275,184
0.40%, 9/15/2023	2,495,000	2,497,670
1.25%, 9/15/2026	3,460,000	3,435,953
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	1,365,000	1,493,283
Series E, 3.30%, 2/5/2024	2,577,000	2,739,789
Series MTN, 0.63%, 7/9/2024	1,379,000	1,376,863
Series MTN, 1.85%, 5/1/2025	1,929,000	1,983,687
Series MTN, 2.50%, 6/28/2024 (a)	972,000	1,019,482
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	987,000	971,030
Bank of New York Mellon Corp:
Series MTN, 1.05%, 10/15/2026	985,000	976,440
Series MTN, 1.80%, 7/28/2031	903,000	883,188
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	1,026,000	1,096,927
Series 0012, 3.65%, 2/4/2024	1,166,000	1,246,419
Series G, 3.00%, 2/24/2025	1,181,000	1,260,906
Series MTN, 0.35%, 12/7/2023	1,088,000	1,087,380
Series MTN, 0.50%, 4/26/2024	967,000	965,066
Series MTN, 0.75%, 1/28/2026	828,000	816,300
Series MTN, 1.60%, 4/24/2025	1,663,000	1,698,937
Series MTN, 1.65%, 7/14/2028	1,189,000	1,188,275
Series MTN, 1.65%, 1/28/2031 (a)	839,000	818,889
Series MTN, 1.85%, 1/27/2023	701,000	714,599
Series MTN, 2.10%, 10/24/2024	1,040,000	1,083,254

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.20%, 8/16/2023 (a)	$1,508,000	$1,556,377
Series MTN, 2.45%, 8/17/2026	1,137,000	1,200,911
Series MTN, 2.80%, 5/4/2026	994,000	1,062,318
Series MTN, 2.95%, 1/29/2023	621,000	641,474
Series MTN, 3.00%, 10/30/2028	512,000	553,948
Series MTN, 3.25%, 9/11/2024	1,073,000	1,149,773
Series MTN, 3.25%, 5/16/2027	706,000	770,888
Series MTN, 3.30%, 8/23/2029	1,152,000	1,262,304
Series MTN, 3.40%, 1/29/2028	1,204,000	1,323,581
Series MTN, 3.45%, 8/11/2023	1,030,000	1,089,472
Series MTN, 3.50%, 4/28/2023	933,000	979,128
Series MTN, 3.85%, 4/28/2028 (a)	1,107,000	1,259,744
Series MTN, 3.95%, 11/18/2025	1,100,000	1,222,309
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (a) (c)	738,000	811,866
Bank of Nova Scotia:
0.40%, 9/15/2023	1,580,000	1,579,447
0.55%, 9/15/2023	317,000	317,650
0.65%, 7/31/2024	1,246,000	1,242,586
0.70%, 4/15/2024	1,253,000	1,252,424
0.80%, 6/15/2023	416,000	418,679
1.05%, 3/2/2026	589,000	581,873
1.30%, 6/11/2025	1,240,000	1,248,556
1.30%, 9/15/2026	2,960,000	2,938,866
1.35%, 6/24/2026	1,200,000	1,199,748
1.63%, 5/1/2023	1,614,000	1,647,071
1.95%, 2/1/2023	907,000	926,446
2.00%, 11/15/2022	405,000	412,748
2.15%, 8/1/2031	1,222,000	1,212,896
2.20%, 2/3/2025 (a)	1,525,000	1,582,523
2.38%, 1/18/2023	823,000	845,007
2.70%, 8/3/2026	1,551,000	1,644,091
3.40%, 2/11/2024	1,196,000	1,270,965
3.63%, 10/27/2081	5,000,000	4,966,900
4.50%, 12/16/2025	1,250,000	1,403,562
BankUnited, Inc.:
4.88%, 11/17/2025	711,000	803,423
5.13%, 6/11/2030	748,000	863,880
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	1,218,000	1,315,744
Barclays PLC:
3.65%, 3/16/2025	4,703,000	5,060,475
Security Description	Principal Amount	Value
3.68%, 1/10/2023	$3,991,000	$4,025,921
4.34%, 1/10/2028	1,389,000	1,553,416
4.38%, 9/11/2024	1,306,000	1,421,424
4.38%, 1/12/2026	2,652,000	2,957,935
4.84%, 5/9/2028	2,182,000	2,469,151
5.20%, 5/12/2026	2,601,000	2,977,963
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	1,872,000	1,880,518
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,228,000	1,230,272
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	1,109,000	1,117,417
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	2,069,000	2,190,099
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	2,492,000	2,673,717
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	1,725,000	2,006,399
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	1,149,000	1,327,934
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	2,865,000	3,006,732
BBVA USA:
2.50%, 8/27/2024	3,532,000	3,704,326
Series BKNT, 3.88%, 4/10/2025	954,000	1,041,348
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,096,000	1,141,966
Series MTN, 4.25%, 10/15/2024 (a)	1,328,000	1,453,523
BPCE SA:
4.00%, 4/15/2024	1,818,000	1,968,439
Series MTN, 3.38%, 12/2/2026	1,121,000	1,223,224
Branch Banking & Trust Co. Series BKNT, 3.80%, 10/30/2026	1,346,000	1,496,241
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	1,173,000	1,173,082
0.50%, 12/14/2023	779,000	777,878
0.95%, 6/23/2023	1,341,000	1,352,533
0.95%, 10/23/2025	1,524,000	1,511,061
1.25%, 6/22/2026	1,544,000	1,529,008
2.25%, 1/28/2025	595,000	617,896
3.10%, 4/2/2024	1,116,000	1,181,766
Series BKNT, 3.50%, 9/13/2023	348,000	368,883
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (c)	423,000	444,937

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
3.20%, 10/21/2026	$3,675,000	$3,962,789
3.30%, 4/27/2025	2,131,000	2,295,684
3.38%, 3/1/2023	1,303,000	1,357,622
3.40%, 5/1/2026	2,384,000	2,595,175
3.50%, 5/15/2023	1,638,000	1,715,723
3.70%, 1/12/2026	2,517,000	2,764,119
3.75%, 6/16/2024	1,945,000	2,103,323
3.88%, 10/25/2023	1,944,000	2,079,769
3.88%, 3/26/2025	1,917,000	2,083,070
4.00%, 8/5/2024	908,000	983,482
4.13%, 7/25/2028	2,462,000	2,749,685
4.30%, 11/20/2026	1,631,000	1,833,766
4.40%, 6/10/2025	4,558,000	5,043,336
4.45%, 9/29/2027	4,584,000	5,213,429
4.60%, 3/9/2026	1,322,000	1,494,362
5.50%, 9/13/2025	2,298,000	2,652,421
6.63%, 1/15/2028 (a)	188,000	240,200
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	4,553,000	4,836,197
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	2,603,000	2,753,323
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,568,000	2,793,393
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	2,291,000	2,566,172
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	2,324,000	2,612,711
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,465,000	3,810,530
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	9,111,000	10,070,844
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	2,499,000	2,508,546
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	2,927,000	2,937,596
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	2,972,000	2,930,451
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	3,280,000	3,262,616
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	2,670,000	2,739,740
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	3,740,000	3,782,860
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	2,930,000	3,081,803
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	2,593,000	2,643,797
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	4,116,000	4,193,052
Security Description	Principal Amount	Value
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	$4,544,000	$4,824,501
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	5,641,000	6,511,293
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	1,105,000	1,149,543
Series BKNT, 3.70%, 3/29/2023	1,114,000	1,163,918
Series BKNT, 3.75%, 2/18/2026	852,000	937,396
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,195,000	1,215,327
2.85%, 7/27/2026	1,197,000	1,271,836
3.25%, 4/30/2030	886,000	949,765
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	333,000	349,004
Series BKNT, 4.00%, 7/27/2025	492,000	539,857
Comerica, Inc.:
3.70%, 7/31/2023	890,000	939,644
4.00%, 2/1/2029	1,036,000	1,184,552
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	1,293,000	1,287,130
2.75%, 1/10/2023	1,365,000	1,407,301
3.95%, 11/9/2022	2,013,000	2,089,373
4.38%, 8/4/2025	1,855,000	2,055,488
4.63%, 12/1/2023	2,215,000	2,399,377
Series BKNT, 3.75%, 7/21/2026	1,982,000	2,180,616
Series MTN, 3.38%, 5/21/2025	1,249,000	1,355,202
Credit Suisse AG:
0.50%, 2/2/2024	1,054,000	1,050,490
1.00%, 5/5/2023	2,540,000	2,562,530
1.25%, 8/7/2026	2,238,000	2,206,825
2.95%, 4/9/2025	1,960,000	2,077,914
Series FXD, 0.52%, 8/9/2023	1,735,000	1,736,822
Series MTN, 3.63%, 9/9/2024	6,825,000	7,361,650
Credit Suisse Group AG 3.75%, 3/26/2025	3,187,000	3,437,913
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 6/9/2023	2,177,000	2,292,250
4.55%, 4/17/2026	2,510,000	2,820,512
Deutsche Bank AG:
0.90%, 5/28/2024	978,000	977,051
1.69%, 3/19/2026	1,130,000	1,136,678
3.30%, 11/16/2022	1,314,000	1,354,852
3.70%, 5/30/2024	1,064,000	1,135,150
3.70%, 5/30/2024	1,096,000	1,167,766
3.95%, 2/27/2023	609,000	636,137

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 1/13/2026	$1,053,000	$1,150,518
4.10%, 1/13/2026 (a)	1,191,000	1,302,370
SOFR + 0.72%, 3.04%, 5/28/2032 (c)	1,888,000	1,926,515
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	903,000	908,517
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	2,686,000	2,729,379
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	2,563,000	2,626,537
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	2,519,000	2,724,702
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	1,988,000	2,123,900
Discover Bank:
2.45%, 9/12/2024	869,000	905,924
Series BKNT, 2.70%, 2/6/2030 (a)	600,000	622,230
Series BKNT, 3.35%, 2/6/2023	1,141,000	1,182,532
Series BKNT, 3.45%, 7/27/2026	945,000	1,024,182
Series BKNT, 4.20%, 8/8/2023	801,000	854,795
Series BKNT, 4.25%, 3/13/2026	1,098,000	1,223,556
Series BKNT, 4.65%, 9/13/2028	772,000	895,898
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	815,000	868,040
Fifth Third Bancorp:
1.63%, 5/5/2023	793,000	807,448
2.38%, 1/28/2025	1,389,000	1,443,393
2.55%, 5/5/2027	844,000	887,567
3.65%, 1/25/2024	1,584,000	1,689,479
3.95%, 3/14/2028	1,083,000	1,233,266
4.30%, 1/16/2024	1,118,000	1,203,281
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	170,000	177,261
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	841,000	856,399
Series BKNT, 3.85%, 3/15/2026	923,000	1,016,888
Series BKNT, 3.95%, 7/28/2025	1,063,000	1,176,826
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	897,000	1,094,457
First Horizon Corp. 3.55%, 5/26/2023	1,197,000	1,249,620
First Horizon National Corp. 4.00%, 5/26/2025	1,098,000	1,197,830
Security Description	Principal Amount	Value
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	$460,000	$468,869
FNB Corp. 2.20%, 2/24/2023	856,000	868,814
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	2,427,000	2,497,820
3.20%, 2/23/2023	3,489,000	3,614,674
3.50%, 1/23/2025	3,070,000	3,288,308
3.50%, 4/1/2025	6,234,000	6,702,423
3.50%, 11/16/2026	4,190,000	4,533,035
3.63%, 1/22/2023	5,201,000	5,420,586
3.63%, 2/20/2024	1,639,000	1,746,846
3.75%, 5/22/2025	3,423,000	3,709,197
3.75%, 2/25/2026	2,350,000	2,576,399
3.80%, 3/15/2030	2,830,000	3,151,120
3.85%, 1/26/2027	3,852,000	4,232,038
4.00%, 3/3/2024	3,774,000	4,067,278
4.25%, 10/21/2025	2,317,000	2,567,027
5.95%, 1/15/2027	2,466,000	2,970,766
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	3,042,000	3,363,935
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	4,610,000	5,215,293
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	3,235,000	3,559,018
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	3,000,000	3,001,020
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	3,520,000	3,524,224
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	2,313,000	2,291,929
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	4,006,000	3,994,142
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	3,494,000	3,483,728
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,608,000	1,549,131
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	4,614,000	4,668,445
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	3,177,000	3,392,941
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	5,119,000	5,070,830
Series FXD, 0.48%, 1/27/2023	3,801,000	3,801,494
Series MTN, 3.85%, 7/8/2024	2,943,000	3,168,257
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	2,578,000	2,580,243

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	$2,672,000	$2,632,615
HSBC Holdings PLC:
3.60%, 5/25/2023	3,962,000	4,165,726
3.90%, 5/25/2026	3,073,000	3,377,166
4.25%, 3/14/2024	2,948,000	3,166,742
4.25%, 8/18/2025	1,608,000	1,760,840
4.30%, 3/8/2026	3,832,000	4,268,120
4.38%, 11/23/2026	1,971,000	2,196,955
4.95%, 3/31/2030	2,567,000	3,053,318
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	5,171,000	5,318,891
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	2,845,000	2,996,126
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	3,392,000	3,617,568
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	2,519,000	2,777,147
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	3,916,000	4,452,688
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	3,122,000	3,454,587
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	3,849,000	4,252,953
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	3,755,000	3,757,779
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	2,807,000	2,801,667
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	2,897,000	2,936,544
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	2,609,000	2,593,059
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	3,018,000	2,995,908
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	2,402,000	2,504,830
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	2,751,000	2,767,231
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	2,125,000	2,123,640
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	2,527,000	2,580,471
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	1,910,000	1,886,851
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	1,562,000	1,602,784
HSBC USA, Inc. 3.50%, 6/23/2024	1,003,000	1,076,259
Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	$1,047,000	$1,082,221
2.63%, 8/6/2024	993,000	1,040,843
4.00%, 5/15/2025	1,027,000	1,126,044
5 year CMT + 1.17%, 2.49%, 8/15/2036 (b) (c)	918,000	904,533
Huntington National Bank:
1.80%, 2/3/2023	1,200,000	1,222,728
Series BKNT, 3.55%, 10/6/2023	922,000	976,195
ING Groep NV:
3.55%, 4/9/2024	1,087,000	1,164,481
3.95%, 3/29/2027	1,691,000	1,894,647
4.05%, 4/9/2029	1,222,000	1,388,620
4.10%, 10/2/2023	2,073,000	2,218,939
4.55%, 10/2/2028	1,367,000	1,601,153
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	769,000	790,009
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	2,260,000	2,273,244
Intesa Sanpaolo SpA 5.25%, 1/12/2024	1,064,000	1,162,856
JPMorgan Chase & Co.:
2.70%, 5/18/2023	57,000	58,949
2.95%, 10/1/2026	3,509,000	3,757,788
2.97%, 1/15/2023	1,293,000	1,302,736
3.13%, 1/23/2025	2,845,000	3,023,467
3.20%, 1/25/2023	549,000	569,873
3.20%, 6/15/2026	2,702,000	2,916,701
3.30%, 4/1/2026	2,607,000	2,819,809
3.38%, 5/1/2023	2,998,000	3,135,218
3.63%, 5/13/2024	2,238,000	2,408,804
3.63%, 12/1/2027	970,000	1,059,337
3.88%, 2/1/2024	2,723,000	2,927,497
3.88%, 9/10/2024	3,933,000	4,277,531
3.90%, 7/15/2025	3,469,000	3,791,027
4.13%, 12/15/2026	1,743,000	1,958,836
4.25%, 10/1/2027	1,903,000	2,159,715
7.63%, 10/15/2026	1,194,000	1,535,197
7.75%, 7/15/2025	122,000	151,030
8.00%, 4/29/2027	3,107,000	4,112,736
8.75%, 9/1/2030	148,000	221,882
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	2,526,000	2,643,863
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	3,498,000	3,697,876
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	8,768,000	8,884,614
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	2,750,000	2,993,320

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	$3,197,000	$3,426,001
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	2,327,000	2,603,168
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	2,332,000	2,463,781
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	3,585,000	3,959,202
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	3,525,000	3,891,318
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	2,947,000	3,339,688
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,917,000	3,355,746
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	3,257,000	3,591,364
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	2,570,000	2,809,138
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	2,271,000	2,259,895
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	2,419,000	2,408,985
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	2,446,000	2,444,337
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	2,240,000	2,246,294
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	3,141,000	3,144,078
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	2,695,000	2,701,118
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	3,153,000	3,093,188
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	1,520,000	1,510,274
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (c)	3,373,000	3,319,504
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	4,508,000	4,516,340
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	2,448,000	2,453,386
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	3,334,000	3,218,577
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	1,547,000	1,477,339
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	1,955,000	2,027,139
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	4,120,000	4,184,025
Security Description	Principal Amount	Value
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	$3,196,000	$3,249,533
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	4,920,000	5,103,664
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	3,064,000	3,140,968
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	4,595,000	4,726,509
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	1,661,000	1,696,263
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	1,289,000	1,314,084
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	4,270,000	4,446,436
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	3,870,000	4,517,335
KeyBank NA:
SOFR + 0.32%, 0.43%, 6/14/2024 (c)	1,155,000	1,154,284
Series BKNT, 1.25%, 3/10/2023	1,080,000	1,094,364
Series BKNT, 3.30%, 6/1/2025	832,000	900,390
Series BKNT, 3.38%, 3/7/2023	1,220,000	1,272,094
Series BKNT, 3.40%, 5/20/2026	652,000	708,574
Series BKNT, 3.90%, 4/13/2029	732,000	816,407
Series BKNT, 6.95%, 2/1/2028	370,000	471,835
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	550,000	549,912
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	842,000	870,359
Series MTN, 2.55%, 10/1/2029	986,000	1,024,848
Series MTN, 4.10%, 4/30/2028	560,000	639,738
Series MTN, 4.15%, 10/29/2025	1,168,000	1,301,047
Lloyds Bank PLC 3.50%, 5/14/2025	785,000	845,523
Lloyds Banking Group PLC:
3.75%, 1/11/2027	1,244,000	1,368,089
3.90%, 3/12/2024	838,000	900,900
4.05%, 8/16/2023	2,561,000	2,727,081
4.38%, 3/22/2028	1,801,000	2,048,872
4.45%, 5/8/2025	1,900,000	2,108,772
4.50%, 11/4/2024	3,749,000	4,114,640
4.55%, 8/16/2028	1,559,000	1,794,315
4.58%, 12/10/2025	1,546,000	1,726,897
4.65%, 3/24/2026	1,578,000	1,773,640
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	478,000	479,085

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	$1,192,000	$1,190,760
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	2,269,000	2,353,180
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	1,381,000	1,488,732
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	2,159,000	2,350,806
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,967,000	3,044,053
M&T Bank Corp. 3.55%, 7/26/2023	1,056,000	1,113,256
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	1,274,000	1,353,485
Series BKNT, 3.40%, 8/17/2027	425,000	465,073
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,220,000	2,231,078
2.05%, 7/17/2030	1,583,000	1,554,348
2.19%, 2/25/2025	3,354,000	3,464,816
2.53%, 9/13/2023	1,103,000	1,146,524
2.56%, 2/25/2030	1,489,000	1,526,255
2.76%, 9/13/2026	1,219,000	1,288,325
2.80%, 7/18/2024	687,000	723,686
3.20%, 7/18/2029	2,284,000	2,445,387
3.29%, 7/25/2027	1,027,000	1,120,611
3.41%, 3/7/2024	1,796,000	1,910,782
3.46%, 3/2/2023	1,872,000	1,952,814
3.68%, 2/22/2027	1,004,000	1,107,884
3.74%, 3/7/2029	1,757,000	1,955,225
3.76%, 7/26/2023	8,227,000	8,719,550
3.78%, 3/2/2025 (a)	865,000	940,860
3.85%, 3/1/2026	4,690,000	5,177,807
3.96%, 3/2/2028	1,596,000	1,789,786
4.05%, 9/11/2028	1,191,000	1,350,677
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	2,479,000	2,482,768
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	1,708,000	1,715,584
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	2,545,000	2,541,462
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	69,000	68,395
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	2,265,000	2,228,986
2.84%, 9/13/2026	1,219,000	1,296,455
3.17%, 9/11/2027	1,072,000	1,153,204
3.55%, 3/5/2023	1,192,000	1,245,175
3.66%, 2/28/2027 (a)	1,226,000	1,349,654
4.02%, 3/5/2028	1,027,000	1,157,830
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	1,699,000	1,671,901
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	$1,271,000	$1,307,122
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	1,259,000	1,337,184
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	1,246,000	1,264,665
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	1,194,000	1,269,055
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	1,736,000	1,975,967
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	685,000	687,466
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	1,181,000	1,194,522
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	483,000	507,860
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	718,000	751,107
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	1,277,000	1,233,122
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,105,000	1,153,056
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,246,000	1,226,662
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	1,388,000	1,384,461
1 year CMT + 0.90%, 2.26%, 7/9/2032 (a) (c)	798,000	786,565
Morgan Stanley:
3.63%, 1/20/2027	3,829,000	4,220,286
3.95%, 4/23/2027	2,309,000	2,568,024
4.88%, 11/1/2022	4,127,000	4,323,899
5.00%, 11/24/2025	3,075,000	3,513,710
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	6,413,000	6,729,802
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	3,922,000	4,308,788
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	3,832,000	3,821,079
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	3,179,000	3,189,713
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	2,983,000	2,930,619
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	4,185,000	4,197,053
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	6,120,000	5,986,156
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	4,014,000	4,144,656
SOFR + 0.51%, 0.79%, 1/22/2025 (c)	3,200,000	3,202,080

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.86%, 1.51%, 7/20/2027 (c)	$3,607,000	$3,589,975
SOFR + 1.18%, 2.24%, 7/21/2032 (c)	4,270,000	4,197,367
Series F, 3.88%, 4/29/2024	3,977,000	4,290,905
Series GMTN, 3.13%, 1/23/2023	1,105,000	1,144,095
Series GMTN, 3.70%, 10/23/2024	3,859,000	4,186,089
Series GMTN, 3.75%, 2/25/2023	3,964,000	4,146,542
Series GMTN, 3.88%, 1/27/2026	3,805,000	4,205,666
Series GMTN, 4.00%, 7/23/2025	3,870,000	4,265,050
Series GMTN, 4.35%, 9/8/2026	3,350,000	3,777,594
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	3,861,000	4,274,474
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	3,693,000	4,260,983
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	5,010,000	5,179,639
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	3,009,000	3,003,193
Series MTN, 3.13%, 7/27/2026	3,841,000	4,133,953
Series MTN, 4.10%, 5/22/2023	2,722,000	2,874,296
Series MTN, 6.25%, 8/9/2026	1,559,000	1,900,250
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	3,273,000	3,274,866
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	8,368,000	8,380,719
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	518,000	497,233
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	486,000	462,657
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	2,587,000	2,709,727
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	3,500,000	3,857,980
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	568,000	602,449
MUFG Union Bank NA Series BKNT, 2.10%, 12/9/2022	400,000	407,812
Security Description	Principal Amount	Value
National Australia Bank, Ltd.:
1.88%, 12/13/2022	$397,000	$404,670
2.88%, 4/12/2023	1,097,000	1,139,531
3.00%, 1/20/2023	1,221,000	1,263,784
3.38%, 1/14/2026	981,000	1,073,989
3.63%, 6/20/2023	890,000	940,027
Series BKNT, 2.50%, 7/12/2026	1,623,000	1,720,201
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	1,214,000	1,211,026
Series MTN, 2.10%, 2/1/2023	1,349,000	1,379,110
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	1,164,000	1,161,218
Natwest Group PLC:
3.88%, 9/12/2023	4,079,000	4,326,391
4.80%, 4/5/2026	1,521,000	1,728,632
5.13%, 5/28/2024	1,192,000	1,313,155
6.00%, 12/19/2023	1,570,000	1,739,544
6.10%, 6/10/2023	60,000	65,144
6.13%, 12/15/2022	1,960,000	2,085,048
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,623,000	1,621,961
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	1,119,000	1,148,374
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	1,339,000	1,420,746
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,851,000	1,970,223
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	3,405,000	3,959,743
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	2,579,000	2,783,076
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	1,562,000	1,788,099
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	1,540,000	1,818,278
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	1,101,000	1,174,194
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	56,000	56,094
Northern Trust Corp.:
1.95%, 5/1/2030	1,228,000	1,231,402
3.15%, 5/3/2029	1,047,000	1,142,738
3.65%, 8/3/2028	1,094,000	1,228,781
3.95%, 10/30/2025	558,000	622,778
People's United Bank NA 4.00%, 7/15/2024	644,000	687,747
PNC Bank NA:
3.80%, 7/25/2023	1,001,000	1,057,997

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.70%, 11/1/2022	$1,555,000	$1,592,429
Series BKNT, 2.70%, 10/22/2029	2,626,000	2,751,759
Series BKNT, 2.95%, 1/30/2023	729,000	752,189
Series BKNT, 2.95%, 2/23/2025	1,195,000	1,271,026
Series BKNT, 3.10%, 10/25/2027	1,099,000	1,200,174
Series BKNT, 3.25%, 6/1/2025	430,000	463,626
Series BKNT, 3.25%, 1/22/2028	962,000	1,053,929
Series BKNT, 3.30%, 10/30/2024	1,212,000	1,305,142
Series BKNT, 3.50%, 6/8/2023	1,245,000	1,307,586
Series BKNT, 4.05%, 7/26/2028	1,133,000	1,290,272
Series BKNT, 4.20%, 11/1/2025	795,000	890,424
PNC Financial Services Group Inc 1.15%, 8/13/2026 (a)	1,150,000	1,152,334
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	1,215,000	1,272,239
2.55%, 1/22/2030	2,518,000	2,618,846
2.60%, 7/23/2026	1,153,000	1,224,682
3.15%, 5/19/2027	1,096,000	1,197,358
3.45%, 4/23/2029	1,565,000	1,733,050
3.50%, 1/23/2024	1,272,000	1,353,217
3.90%, 4/29/2024	1,011,000	1,089,504
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	330,000	334,151
Regions Financial Corp.:
1.80%, 8/12/2028	1,197,000	1,183,582
2.25%, 5/18/2025	1,195,000	1,241,677
Royal Bank of Canada:
0.65%, 7/29/2024	1,682,000	1,677,459
1.20%, 4/27/2026	2,159,000	2,146,327
Series GMTN, 0.43%, 1/19/2024	821,000	817,560
Series GMTN, 0.88%, 1/20/2026	1,336,000	1,315,118
Series GMTN, 1.15%, 7/14/2026	565,000	560,457
Series GMTN, 1.60%, 4/17/2023	1,330,000	1,355,962
Series GMTN, 1.95%, 1/17/2023	711,000	726,123
Series GMTN, 2.25%, 11/1/2024	1,416,000	1,478,431
Series GMTN, 2.55%, 7/16/2024	2,957,000	3,104,140
Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/5/2023	$1,826,000	$1,943,631
Series GMTN, 4.65%, 1/27/2026 (a)	1,614,000	1,830,276
Series MTN, 0.50%, 10/26/2023	1,409,000	1,409,845
Series MTN, 1.15%, 6/10/2025	1,747,000	1,750,477
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,309,000	1,398,457
3.40%, 1/18/2023	2,046,000	2,115,503
3.45%, 6/2/2025	769,000	823,145
4.40%, 7/13/2027	1,474,000	1,655,538
4.50%, 7/17/2025	1,354,000	1,491,445
3.50%, 6/7/2024	1,231,000	1,307,765
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	1,189,000	1,199,023
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	1,940,000	2,005,009
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	926,000	1,012,396
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	1,866,000	2,020,393
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	1,789,000	1,792,471
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	835,000	831,668
SOFR + 1.47%, 2.90%, 3/15/2032 (c)	924,000	942,369
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	1,330,000	1,327,699
Santander UK PLC:
2.10%, 1/13/2023	907,000	927,326
2.88%, 6/18/2024	180,000	190,078
4.00%, 3/13/2024	1,063,000	1,147,668
Signature Bank 4.00%, 10/15/2030 (c)	755,000	809,692
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	1,033,000	1,067,771
3.95%, 7/19/2023	775,000	823,933
3.95%, 1/10/2024	901,000	968,827
Series GMTN, 3.40%, 7/11/2024	265,000	283,656
Series GMTN, 3.65%, 7/23/2025	734,000	800,155
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024 (a)	904,000	900,728
0.95%, 1/12/2026	1,062,000	1,044,392
1.40%, 9/17/2026	2,910,000	2,886,371
1.47%, 7/8/2025	2,774,000	2,794,555

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.71%, 1/12/2031	$1,207,000	$1,150,464
1.90%, 9/17/2028	3,160,000	3,125,872
2.13%, 7/8/2030	1,544,000	1,524,376
2.14%, 9/23/2030	1,141,000	1,102,149
2.22%, 9/17/2031	3,700,000	3,642,983
2.35%, 1/15/2025	1,217,000	1,263,660
2.45%, 9/27/2024	1,385,000	1,447,408
2.63%, 7/14/2026	2,728,000	2,871,302
2.70%, 7/16/2024	2,538,000	2,663,250
2.72%, 9/27/2029	1,118,000	1,157,342
2.75%, 1/15/2030	1,251,000	1,298,788
2.78%, 10/18/2022	1,195,000	1,226,297
3.01%, 10/19/2026	1,874,000	2,009,415
3.04%, 7/16/2029	3,276,000	3,467,515
3.10%, 1/17/2023	2,882,000	2,983,014
3.20%, 9/17/2029	1,191,000	1,254,135
3.35%, 10/18/2027	1,135,000	1,240,657
3.36%, 7/12/2027 (a)	1,988,000	2,173,898
3.45%, 1/11/2027	1,462,000	1,597,264
3.54%, 1/17/2028	912,000	1,001,075
3.75%, 7/19/2023	581,000	615,174
3.78%, 3/9/2026	2,007,000	2,213,480
3.94%, 10/16/2023	1,099,000	1,175,062
3.94%, 7/19/2028	861,000	967,523
4.31%, 10/16/2028 (a)	991,000	1,137,628
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	1,152,000	1,283,075
SVB Financial Group:
1.80%, 2/2/2031	570,000	547,628
2.10%, 5/15/2028	1,022,000	1,032,128
3.13%, 6/5/2030	1,184,000	1,266,655
3.50%, 1/29/2025	151,000	162,091
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	2,094,000	2,249,186
Synovus Financial Corp. 3.13%, 11/1/2022	9,000	9,192
Toronto-Dominion Bank:
0.55%, 3/4/2024	1,268,000	1,264,754
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	1,215,000	1,332,624
0.70%, 9/10/2024	3,460,000	3,453,011
1.25%, 9/10/2026	3,460,000	3,436,853
2.00%, 9/10/2031	4,440,000	4,364,032
Series GMTN, 3.25%, 3/11/2024	1,222,000	1,298,326
Series GMTN, 3.50%, 7/19/2023	2,093,000	2,209,873
Series MTN, 0.25%, 1/6/2023	1,019,000	1,018,562
Series MTN, 0.30%, 6/2/2023	1,283,000	1,281,537
Series MTN, 0.45%, 9/11/2023	2,640,000	2,640,977
Security Description	Principal Amount	Value
Series MTN, 0.75%, 6/12/2023	$4,138,000	$4,164,069
Series MTN, 0.75%, 9/11/2025	1,054,000	1,041,236
Series MTN, 0.75%, 1/6/2026	1,384,000	1,360,610
Series MTN, 1.15%, 6/12/2025 (a)	1,176,000	1,178,893
Series MTN, 1.20%, 6/3/2026 (a)	1,393,000	1,389,169
Series MTN, 2.65%, 6/12/2024	1,891,000	1,989,805
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	3,081,000	3,102,598
Series BKNT, 1.25%, 3/9/2023	1,351,000	1,367,860
Series BKNT, 1.50%, 3/10/2025	1,477,000	1,503,394
Series BKNT, 2.15%, 12/6/2024	1,042,000	1,086,170
Series BKNT, 2.75%, 5/1/2023	1,308,000	1,355,611
Series BKNT, 3.00%, 2/2/2023	1,297,000	1,340,255
Series BKNT, 3.30%, 5/15/2026	916,000	998,321
Series BKNT, 3.63%, 9/16/2025	1,292,000	1,410,296
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	822,000	870,835
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	662,000	691,816
Series BNKT, 3.20%, 4/1/2024	1,800,000	1,912,194
Truist Financial Corp.:
4.00%, 5/1/2025	1,363,000	1,498,946
Series MTN, 1.13%, 8/3/2027	1,104,000	1,078,928
Series MTN, 1.20%, 8/5/2025 (a)	1,083,000	1,091,632
Series MTN, 1.95%, 6/5/2030 (a)	492,000	492,669
Series MTN, 2.20%, 3/16/2023	981,000	1,006,477
Series MTN, 2.50%, 8/1/2024	924,000	971,327
Series MTN, 2.85%, 10/26/2024	1,071,000	1,139,116
Series MTN, 3.70%, 6/5/2025	1,121,000	1,226,800
Series MTN, 3.75%, 12/6/2023	1,083,000	1,157,164
Series MTN, 3.88%, 3/19/2029	1,222,000	1,379,748

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	$1,398,000	$1,391,709
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	1,354,000	1,353,743
US Bancorp:
1.45%, 5/12/2025	2,291,000	2,328,412
2.40%, 7/30/2024	1,510,000	1,582,752
3.38%, 2/5/2024	947,000	1,006,235
Series DMTN, 3.00%, 7/30/2029	1,428,000	1,531,173
Series MTN, 1.38%, 7/22/2030	1,284,000	1,224,166
Series MTN, 3.10%, 4/27/2026	1,553,000	1,676,728
Series MTN, 3.60%, 9/11/2024	1,624,000	1,758,337
Series MTN, 3.70%, 1/30/2024	1,664,000	1,779,149
Series MTN, 3.90%, 4/26/2028	990,000	1,126,333
Series MTN, 3.95%, 11/17/2025	695,000	774,154
Series V, 2.38%, 7/22/2026	1,702,000	1,796,325
Series X, 3.15%, 4/27/2027	3,292,000	3,587,062
US Bank NA:
1.95%, 1/9/2023	668,000	681,200
Series BKNT, 2.05%, 1/21/2025	793,000	822,896
Series BKNT, 2.80%, 1/27/2025	1,364,000	1,445,008
Series BKNT, 2.85%, 1/23/2023	300,000	309,423
Series BKNT, 3.40%, 7/24/2023	1,253,000	1,319,722
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (a) (c)	488,000	495,237
Wachovia Corp. 7.57%, 8/1/2026 (d)	1,133,000	1,438,174
Webster Financial Corp. 4.10%, 3/25/2029	744,000	821,808
Wells Fargo & Co.:
3.00%, 4/22/2026	4,490,000	4,818,848
3.00%, 10/23/2026	4,635,000	4,965,012
3.07%, 1/24/2023	3,073,000	3,099,182
4.13%, 8/15/2023	2,920,000	3,112,253
4.48%, 1/16/2024	1,312,000	1,422,195
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	3,587,000	3,703,721
Series B, 7.95%, 11/15/2029	171,000	233,979
Series GMTN, 4.30%, 7/22/2027	2,582,000	2,930,312
Security Description	Principal Amount	Value
Series M, 3.45%, 2/13/2023	$3,123,000	$3,252,323
Series MTN, 3.00%, 2/19/2025	3,416,000	3,621,848
Series MTN, 3.30%, 9/9/2024	3,000,000	3,226,230
Series MTN, 3.55%, 9/29/2025	4,641,000	5,052,285
Series MTN, 3.75%, 1/24/2024	3,875,000	4,141,484
Series MTN, 4.10%, 6/3/2026	3,120,000	3,475,836
Series MTN, 4.15%, 1/24/2029	3,122,000	3,544,219
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	3,922,000	4,047,975
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	2,597,000	2,788,633
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	3,957,000	4,339,207
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	2,975,000	2,982,973
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	3,589,000	3,738,410
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	3,376,000	3,442,980
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	5,090,000	5,323,631
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	4,473,000	4,561,700
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	4,307,000	4,442,197
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (c)	3,368,000	3,928,469
Western Alliance Bancorp SOFR + 2.25%, 3.00%, 6/15/2031 (c)	1,064,000	1,083,173
Westpac Banking Corp.:
1.15%, 6/3/2026	1,717,000	1,713,892
2.00%, 1/13/2023	1,347,000	1,376,351
2.15%, 6/3/2031	402,000	405,413
2.35%, 2/19/2025	1,157,000	1,210,002
2.65%, 1/16/2030	506,000	537,645
2.70%, 8/19/2026 (a)	1,019,000	1,091,757
2.75%, 1/11/2023	2,044,000	2,108,059
2.85%, 5/13/2026	1,951,000	2,100,369
3.30%, 2/26/2024	1,837,000	1,956,497

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 3/8/2027	$2,682,000	$2,946,552
3.40%, 1/25/2028	1,034,000	1,143,025
3.65%, 5/15/2023	1,659,000	1,748,254
5 year CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	1,122,000	1,218,772
5 year CMT + 1.35%, 2.89%, 2/4/2030 (a) (c)	1,717,000	1,777,902
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,582,000	1,548,604
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	975,000	1,075,649
Wintrust Financial Corp. 4.85%, 6/6/2029	609,000	659,510
Zions Bancorp NA 3.25%, 10/29/2029	810,000	842,019
		1,545,892,881
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,441,000	4,873,154
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	2,259,000	2,478,146
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	2,961,000	3,244,220
4.00%, 4/13/2028	2,654,000	2,995,065
4.75%, 1/23/2029	5,178,000	6,097,199
4.90%, 1/23/2031	175,000	212,581
Brown-Forman Corp. 3.50%, 4/15/2025	414,000	448,739
Coca-Cola Co 1.45%, 6/1/2027	2,479,000	2,501,732
Coca-Cola Co.:
1.00%, 3/15/2028	1,118,000	1,079,820
1.38%, 3/15/2031	1,526,000	1,449,349
1.50%, 3/5/2028	1,139,000	1,135,332
1.65%, 6/1/2030	1,723,000	1,682,871
1.75%, 9/6/2024	1,052,000	1,090,840
2.00%, 3/5/2031 (a)	1,812,000	1,814,609
2.13%, 9/6/2029	1,460,000	1,495,536
2.90%, 5/25/2027	744,000	808,237
3.38%, 3/25/2027	911,000	1,008,586
3.45%, 3/25/2030	1,242,000	1,390,307
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	728,000	797,699
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,603,000	1,655,370
Constellation Brands, Inc.:
2.25%, 8/1/2031	718,000	706,505
2.88%, 5/1/2030	1,036,000	1,077,668
3.15%, 8/1/2029	1,062,000	1,136,701
3.20%, 2/15/2023	1,269,000	1,313,605
3.50%, 5/9/2027	991,000	1,087,494
Security Description	Principal Amount	Value
3.60%, 2/15/2028	$1,194,000	$1,313,830
3.70%, 12/6/2026	1,035,000	1,143,354
4.25%, 5/1/2023	1,354,000	1,432,248
4.40%, 11/15/2025	245,000	274,253
4.65%, 11/15/2028	1,164,000	1,354,209
4.75%, 11/15/2024	795,000	885,360
4.75%, 12/1/2025	894,000	1,018,025
Diageo Capital PLC:
1.38%, 9/29/2025	947,000	957,228
2.00%, 4/29/2030	1,102,000	1,095,432
2.63%, 4/29/2023	1,536,000	1,582,495
3.50%, 9/18/2023	1,346,000	1,424,216
3.88%, 5/18/2028 (a)	450,000	508,945
Diageo Captial PLC:
2.13%, 10/24/2024	485,000	505,166
2.38%, 10/24/2029	1,194,000	1,230,357
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	434,000	448,231
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (a)	1,053,000	1,054,042
2.55%, 9/15/2026	1,161,000	1,225,923
3.13%, 12/15/2023	746,000	786,105
3.20%, 5/1/2030	812,000	872,892
3.40%, 11/15/2025	1,382,000	1,498,199
3.43%, 6/15/2027	960,000	1,053,936
4.06%, 5/25/2023	1,171,000	1,237,829
4.42%, 5/25/2025	1,130,000	1,255,577
4.60%, 5/25/2028	2,415,000	2,801,835
Molson Coors Brewing Co. 3.00%, 7/15/2026 (a)	2,343,000	2,505,136
PepsiCo, Inc.:
0.40%, 10/7/2023	1,322,000	1,324,142
0.75%, 5/1/2023	1,289,000	1,299,106
1.40%, 2/25/2031	1,366,000	1,312,002
1.63%, 5/1/2030	792,000	777,205
2.25%, 3/19/2025	1,674,000	1,747,254
2.38%, 10/6/2026 (a)	770,000	816,454
2.63%, 3/19/2027	401,000	427,602
2.63%, 7/29/2029	625,000	662,950
2.75%, 3/1/2023	1,758,000	1,820,163
2.75%, 4/30/2025	1,032,000	1,096,314
2.75%, 3/19/2030	2,715,000	2,895,385
2.85%, 2/24/2026	888,000	952,531
3.00%, 10/15/2027	1,476,000	1,615,261
3.50%, 7/17/2025	792,000	862,448
3.60%, 3/1/2024	1,193,000	1,272,466
7.00%, 3/1/2029 (a)	1,112,000	1,529,956
		93,457,427
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028	2,000,000	1,964,640
1.90%, 2/21/2025	908,000	933,642
2.20%, 2/21/2027	1,986,000	2,053,603
2.25%, 8/19/2023	747,000	770,725

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 2/25/2031	$1,392,000	$1,395,424
2.45%, 2/21/2030	1,008,000	1,030,105
2.60%, 8/19/2026	1,417,000	1,496,990
3.13%, 5/1/2025	2,097,000	2,237,541
3.20%, 11/2/2027	1,603,000	1,743,808
3.63%, 5/22/2024	1,662,000	1,780,052
Baxalta, Inc. 4.00%, 6/23/2025	1,105,000	1,209,345
Biogen, Inc.:
2.25%, 5/1/2030	1,806,000	1,793,918
4.05%, 9/15/2025	2,154,000	2,376,616
Gilead Sciences, Inc.:
0.75%, 9/29/2023	1,322,000	1,322,132
1.20%, 10/1/2027	1,340,000	1,309,917
1.65%, 10/1/2030 (a)	1,192,000	1,145,655
2.50%, 9/1/2023	1,034,000	1,072,310
2.95%, 3/1/2027	2,776,000	2,983,339
3.50%, 2/1/2025	2,128,000	2,289,771
3.65%, 3/1/2026	3,581,000	3,922,198
3.70%, 4/1/2024	2,317,000	2,475,993
Illumina, Inc.:
0.55%, 3/23/2023	1,270,000	1,270,292
2.55%, 3/23/2031	690,000	696,286
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,226,000	1,165,043
Royalty Pharma PLC:
0.75%, 9/2/2023	2,318,000	2,325,394
1.20%, 9/2/2025	480,000	476,669
1.75%, 9/2/2027	435,000	432,982
2.15%, 9/2/2031	1,215,000	1,169,996
2.20%, 9/2/2030	1,337,000	1,309,511
		46,153,897
BUILDING MATERIALS — 0.6%
Carrier Global Corp.:
2.24%, 2/15/2025	3,850,000	3,989,139
2.49%, 2/15/2027	1,359,000	1,418,782
2.70%, 2/15/2031	130,000	133,589
2.72%, 2/15/2030	2,328,000	2,406,989
Eagle Materials, Inc. 2.50%, 7/1/2031	1,168,000	1,155,841
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,118,000	1,205,036
4.00%, 9/21/2023	1,098,000	1,167,767
4.00%, 6/15/2025	1,120,000	1,225,874
Johnson Controls International PLC:
3.90%, 2/14/2026	200,000	220,132
3.63%, 7/2/2024 (d)	435,000	464,345
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	1,193,000	1,156,637
2.00%, 9/16/2031	1,155,000	1,126,345
Security Description	Principal Amount	Value
Lennox International, Inc.:
1.35%, 8/1/2025	$823,000	$823,115
1.70%, 8/1/2027	802,000	795,384
3.00%, 11/15/2023	1,318,000	1,378,219
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	981,000	982,687
2.40%, 7/15/2031	1,332,000	1,338,940
3.45%, 6/1/2027	341,000	371,567
3.50%, 12/15/2027	638,000	702,157
4.25%, 7/2/2024	106,000	114,960
Series CB, 2.50%, 3/15/2030	972,000	990,750
Masco Corp.:
1.50%, 2/15/2028	669,000	650,649
2.00%, 10/1/2030	819,000	792,039
2.00%, 2/15/2031	927,000	896,437
3.50%, 11/15/2027	1,026,000	1,119,007
Owens Corning:
3.40%, 8/15/2026	663,000	715,974
3.88%, 6/1/2030	1,021,000	1,125,704
3.95%, 8/15/2029	437,000	488,439
4.20%, 12/1/2024	970,000	1,055,748
Vulcan Materials Co.:
3.50%, 6/1/2030	998,000	1,095,255
3.90%, 4/1/2027	615,000	689,329
4.50%, 4/1/2025	396,000	437,592
		32,234,428
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	901,000	917,993
1.85%, 5/15/2027	106,000	109,035
2.05%, 5/15/2030	1,068,000	1,079,598
2.75%, 2/3/2023	567,000	585,184
3.35%, 7/31/2024	695,000	743,219
Albemarle Corp. 4.15%, 12/1/2024	1,088,000	1,187,780
Cabot Corp. 4.00%, 7/1/2029	647,000	703,994
Celanese US Holdings LLC:
1.40%, 8/5/2026	1,168,000	1,159,999
3.50%, 5/8/2024	1,191,000	1,268,844
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,065,000	1,054,936
3.63%, 5/15/2026	729,000	799,188
4.80%, 11/30/2028	1,484,000	1,754,162
7.38%, 11/1/2029	845,000	1,152,462
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	3,110,000	3,339,456
4.49%, 11/15/2025	1,996,000	2,244,362
4.73%, 11/15/2028	4,981,000	5,839,426
Eastman Chemical Co.:
3.80%, 3/15/2025	1,201,000	1,298,990
4.50%, 12/1/2028	1,149,000	1,324,337

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ecolab, Inc.:
1.30%, 1/30/2031	$1,167,000	$1,097,482
2.70%, 11/1/2026	890,000	949,105
3.25%, 12/1/2027	993,000	1,086,183
4.80%, 3/24/2030	767,000	929,888
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	492,000	500,453
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	710,000	724,811
FMC Corp.:
3.20%, 10/1/2026	744,000	796,340
3.45%, 10/1/2029	1,179,000	1,269,960
4.10%, 2/1/2024	671,000	714,414
Huntsman International LLC:
2.95%, 6/15/2031 (a)	1,094,000	1,118,363
4.50%, 5/1/2029	1,225,000	1,385,401
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	310,494
4.45%, 9/26/2028	400,000	461,096
Linde, Inc.:
2.65%, 2/5/2025	766,000	804,476
2.70%, 2/21/2023	738,000	758,118
3.20%, 1/30/2026	281,000	304,508
LYB International Finance B.V. 4.00%, 7/15/2023	193,000	204,719
LYB International Finance II B.V. 3.50%, 3/2/2027	347,000	378,268
LYB International Finance III LLC:
1.25%, 10/1/2025	1,201,000	1,198,718
2.25%, 10/1/2030 (a)	847,000	848,220
3.38%, 5/1/2030	969,000	1,051,598
LyondellBasell Industries NV 5.75%, 4/15/2024	1,601,000	1,778,855
Mosaic Co.:
4.05%, 11/15/2027	516,000	579,360
4.25%, 11/15/2023	1,222,000	1,303,312
NewMarket Corp.:
2.70%, 3/18/2031	1,140,000	1,140,923
4.10%, 12/15/2022	1,121,000	1,166,322
Nutrien, Ltd.:
1.90%, 5/13/2023	1,067,000	1,089,908
2.95%, 5/13/2030	1,181,000	1,246,758
3.00%, 4/1/2025	1,028,000	1,088,724
3.15%, 10/1/2022	473,000	482,819
3.38%, 3/15/2025	732,000	783,818
3.50%, 6/1/2023	1,078,000	1,122,392
3.63%, 3/15/2024	799,000	849,673
4.00%, 12/15/2026	1,108,000	1,238,478
4.20%, 4/1/2029	877,000	998,956
PPG Industries, Inc.:
1.20%, 3/15/2026	1,109,000	1,102,801
2.40%, 8/15/2024	664,000	693,116
Security Description	Principal Amount	Value
2.55%, 6/15/2030 (a)	$917,000	$942,759
2.80%, 8/15/2029	21,000	22,057
3.20%, 3/15/2023	448,000	464,446
3.75%, 3/15/2028 (a)	979,000	1,099,094
Praxair, Inc. 1.10%, 8/10/2030	1,020,000	948,773
RPM International, Inc.:
3.45%, 11/15/2022	727,000	745,015
3.75%, 3/15/2027	615,000	672,859
4.55%, 3/1/2029	912,000	1,042,471
Sherwin-Williams Co.:
2.30%, 5/15/2030	568,000	572,334
2.95%, 8/15/2029	1,064,000	1,126,829
3.13%, 6/1/2024	1,304,000	1,381,158
3.45%, 8/1/2025	729,000	789,536
3.45%, 6/1/2027	1,436,000	1,575,077
3.95%, 1/15/2026	478,000	528,620
Westlake Chemical Corp.:
0.88%, 8/15/2024	265,000	265,350
3.38%, 6/15/2030	1,191,000	1,283,779
3.60%, 8/15/2026	877,000	964,297
		74,546,249
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	905,000	860,356
1.70%, 5/15/2028	1,394,000	1,410,115
3.38%, 9/15/2025	1,230,000	1,339,901
Block Financial LLC:
2.50%, 7/15/2028	1,235,000	1,250,339
3.88%, 8/15/2030	919,000	999,596
5.25%, 10/1/2025	533,000	602,599
5.50%, 11/1/2022	13,000	13,356
Cintas Corp. No. 2 3.70%, 4/1/2027	719,000	802,045
Equifax, Inc.:
2.35%, 9/15/2031	1,118,000	1,102,046
2.60%, 12/1/2024	1,035,000	1,086,336
2.60%, 12/15/2025	651,000	682,769
3.10%, 5/15/2030	1,100,000	1,162,964
3.95%, 6/15/2023	788,000	831,214
Global Payments, Inc.:
1.20%, 3/1/2026	1,292,000	1,278,925
2.65%, 2/15/2025	948,000	990,451
2.90%, 5/15/2030	1,201,000	1,241,077
3.20%, 8/15/2029	1,026,000	1,084,667
3.75%, 6/1/2023	878,000	917,501
4.00%, 6/1/2023	1,139,000	1,201,167
GXO Logistics, Inc.:
1.65%, 7/15/2026 (b)	1,154,000	1,146,234
2.65%, 7/15/2031 (b)	824,000	819,880
IHS Markit, Ltd.:
3.63%, 5/1/2024	569,000	605,370
4.13%, 8/1/2023	730,000	773,712
4.25%, 5/1/2029	464,000	530,807

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 8/1/2028	$725,000	$849,026
Leland Stanford Junior University 1.29%, 6/1/2027	881,000	884,004
Moody's Corp.:
2.00%, 8/19/2031	857,000	838,189
2.63%, 1/15/2023	929,000	954,705
3.25%, 1/15/2028	722,000	785,204
3.75%, 3/24/2025	1,083,000	1,177,513
4.25%, 2/1/2029	241,000	276,620
4.88%, 2/15/2024	923,000	1,005,165
PayPal Holdings, Inc.:
1.35%, 6/1/2023	2,200,000	2,236,300
1.65%, 6/1/2025	1,621,000	1,661,979
2.30%, 6/1/2030	1,416,000	1,451,513
2.40%, 10/1/2024	1,596,000	1,676,758
2.65%, 10/1/2026	1,191,000	1,272,548
2.85%, 10/1/2029	1,193,000	1,270,688
Quanta Services, Inc.:
0.95%, 10/1/2024	785,000	785,133
2.35%, 1/15/2032	570,000	558,098
2.90%, 10/1/2030	1,129,000	1,166,822
RELX Capital, Inc.:
3.00%, 5/22/2030	1,492,000	1,582,803
3.50%, 3/16/2023	664,000	691,861
4.00%, 3/18/2029	791,000	890,350
S&P Global, Inc.:
1.25%, 8/15/2030	1,087,000	1,023,856
2.50%, 12/1/2029	712,000	742,972
2.95%, 1/22/2027	576,000	619,453
4.00%, 6/15/2025	1,007,000	1,107,881
Total System Services, Inc.:
4.45%, 6/1/2028	1,309,000	1,490,192
4.80%, 4/1/2026	830,000	941,303
United Rentals North America, Inc. 3.88%, 11/15/2027	30,000	31,441
Verisk Analytics, Inc.:
4.00%, 6/15/2025	946,000	1,041,338
4.13%, 3/15/2029	850,000	964,096
Yale University:
Series 2020, 0.87%, 4/15/2025	963,000	966,380
Series 2020, 1.48%, 4/15/2030	987,000	967,990
		54,645,608
COMPUTERS — 2.9%
Amdocs, Ltd. 2.54%, 6/15/2030	1,169,000	1,163,927
Apple, Inc.:
0.55%, 8/20/2025	1,646,000	1,620,767
0.70%, 2/8/2026 (a)	2,887,000	2,855,330
0.75%, 5/11/2023	2,420,000	2,437,279
1.13%, 5/11/2025	2,989,000	3,008,458
1.20%, 2/8/2028	3,157,000	3,092,250
Security Description	Principal Amount	Value
1.25%, 8/20/2030	$2,048,000	$1,941,074
1.40%, 8/5/2028	4,248,000	4,183,260
1.65%, 5/11/2030	2,508,000	2,458,918
1.65%, 2/8/2031 (a)	3,508,000	3,421,458
1.70%, 8/5/2031	2,121,000	2,067,720
1.80%, 9/11/2024	1,804,000	1,866,942
2.05%, 9/11/2026	1,987,000	2,069,321
2.20%, 9/11/2029	1,853,000	1,907,460
2.40%, 1/13/2023	1,216,000	1,246,595
2.40%, 5/3/2023	7,229,000	7,465,461
2.45%, 8/4/2026	2,987,000	3,162,068
2.50%, 2/9/2025	1,739,000	1,830,367
2.75%, 1/13/2025	1,882,000	1,993,621
2.85%, 2/23/2023	1,779,000	1,834,398
2.85%, 5/11/2024	2,335,000	2,463,822
2.90%, 9/12/2027	2,321,000	2,515,709
3.00%, 2/9/2024	2,003,000	2,111,242
3.00%, 6/20/2027	1,310,000	1,431,817
3.00%, 11/13/2027	1,379,000	1,499,690
3.20%, 5/13/2025	2,836,000	3,060,753
3.20%, 5/11/2027	2,476,000	2,715,305
3.25%, 2/23/2026	3,759,000	4,090,506
3.35%, 2/9/2027	2,874,000	3,167,522
3.45%, 5/6/2024	2,780,000	2,984,636
CGI, Inc.:
1.45%, 9/14/2026 (b)	1,775,000	1,756,930
2.30%, 9/14/2031 (b)	2,220,000	2,160,238
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	1,184,000	1,280,934
4.90%, 10/1/2026	1,589,000	1,829,543
5.30%, 10/1/2029	2,432,000	2,940,920
5.45%, 6/15/2023	6,861,000	7,363,843
5.85%, 7/15/2025	886,000	1,030,533
6.02%, 6/15/2026	5,384,000	6,421,281
6.10%, 7/15/2027	753,000	930,941
6.20%, 7/15/2030	1,335,000	1,708,453
DXC Technology Co.:
1.80%, 9/15/2026	1,880,000	1,877,424
2.38%, 9/15/2028	1,140,000	1,129,079
Fortinet, Inc.:
1.00%, 3/15/2026	855,000	842,372
2.20%, 3/15/2031	1,007,000	1,000,173
Genpact Luxembourg Sarl 3.38%, 12/1/2024	894,000	953,138
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,054,000	1,059,217
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	991,000	1,006,787
1.75%, 4/1/2026	1,300,000	1,319,318
2.25%, 4/1/2023	1,818,000	1,862,632
4.40%, 10/15/2022	402,000	415,584
4.45%, 10/2/2023	1,290,000	1,381,977
4.65%, 10/1/2024	1,494,000	1,650,003

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 10/15/2025	$3,334,000	$3,772,054
HP, Inc.:
1.45%, 6/17/2026 (b)	603,000	600,757
2.20%, 6/17/2025	1,539,000	1,588,817
2.65%, 6/17/2031 (b)	1,955,000	1,935,978
3.00%, 6/17/2027 (a)	1,286,000	1,375,879
3.40%, 6/17/2030	1,150,000	1,222,473
International Business Machines Corp.:
1.70%, 5/15/2027	1,400,000	1,419,054
1.95%, 5/15/2030 (a)	1,435,000	1,417,636
3.00%, 5/15/2024	3,352,000	3,556,371
3.30%, 5/15/2026	3,620,000	3,949,818
3.30%, 1/27/2027	1,085,000	1,189,876
3.38%, 8/1/2023	1,979,000	2,086,697
3.45%, 2/19/2026	1,869,000	2,046,835
3.50%, 5/15/2029	4,257,000	4,701,261
3.63%, 2/12/2024	2,116,000	2,264,755
6.22%, 8/1/2027	1,181,000	1,479,687
6.50%, 1/15/2028	1,078,000	1,380,713
7.00%, 10/30/2025	933,000	1,149,148
Leidos, Inc.:
2.30%, 2/15/2031	1,058,000	1,032,576
2.95%, 5/15/2023	1,178,000	1,219,525
3.63%, 5/15/2025	1,093,000	1,180,101
4.38%, 5/15/2030	1,140,000	1,290,412
NetApp, Inc.:
1.88%, 6/22/2025	993,000	1,017,408
2.38%, 6/22/2027	902,000	940,912
2.70%, 6/22/2030	918,000	944,668
3.30%, 9/29/2024	910,000	970,251
Teledyne FLIR LLC 2.50%, 8/1/2030	1,042,000	1,049,482
Western Digital Corp. 4.75%, 2/15/2026 (a)	260,000	287,934
		166,660,074
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	773,000	790,238
Series MTN, 2.10%, 5/1/2023	1,010,000	1,038,442
Series MTN, 3.25%, 3/15/2024	1,021,000	1,090,908
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,019,000	1,067,881
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	944,000	939,053
2.00%, 12/1/2024 (a)	924,000	962,549
2.38%, 12/1/2029 (a)	1,108,000	1,150,082
3.15%, 3/15/2027	699,000	762,546
Procter & Gamble Co.:
0.55%, 10/29/2025	1,043,000	1,027,647
1.00%, 4/23/2026	315,000	315,255
1.20%, 10/29/2030 (a)	1,760,000	1,672,475
Security Description	Principal Amount	Value
1.95%, 4/23/2031 (a)	$1,250,000	$1,266,237
2.45%, 11/3/2026	1,038,000	1,102,460
2.70%, 2/2/2026	1,112,000	1,189,518
2.80%, 3/25/2027	1,218,000	1,311,177
2.85%, 8/11/2027	1,203,000	1,305,399
3.00%, 3/25/2030	1,528,000	1,670,257
3.10%, 8/15/2023	1,303,000	1,370,899
Unilever Capital Corp.:
0.38%, 9/14/2023	722,000	722,332
1.38%, 9/14/2030	1,108,000	1,057,907
1.75%, 8/12/2031 (a)	1,131,000	1,103,641
2.00%, 7/28/2026 (a)	990,000	1,028,343
2.13%, 9/6/2029	883,000	901,508
2.60%, 5/5/2024	424,000	444,852
2.90%, 5/5/2027	1,077,000	1,159,477
3.10%, 7/30/2025	828,000	892,733
3.13%, 3/22/2023	630,000	654,891
3.25%, 3/7/2024	1,148,000	1,219,429
3.38%, 3/22/2025	1,172,000	1,265,069
3.50%, 3/22/2028 (a)	1,490,000	1,652,753
		32,135,958
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	985,000	1,014,235
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	1,080,000	1,068,098
2.88%, 8/14/2024	954,000	992,847
3.15%, 2/15/2024	1,167,000	1,216,609
3.30%, 1/23/2023	478,000	492,718
3.50%, 1/15/2025	1,007,000	1,060,129
3.65%, 7/21/2027	1,174,000	1,246,072
3.88%, 1/23/2028 (a)	1,016,000	1,088,014
4.13%, 7/3/2023	924,000	973,138
4.45%, 10/1/2025	1,067,000	1,164,769
4.45%, 4/3/2026	865,000	944,805
4.50%, 9/15/2023	1,336,000	1,423,668
4.63%, 10/15/2027	987,000	1,099,765
4.88%, 1/16/2024	934,000	1,008,982
6.50%, 7/15/2025 (a)	1,598,000	1,854,527
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	945,000	1,008,702
3.50%, 8/1/2025	364,000	393,411
4.25%, 2/15/2024	306,000	331,300
Air Lease Corp.:
0.80%, 8/18/2024	1,322,000	1,312,997
1.88%, 8/15/2026	1,069,000	1,065,793
2.10%, 9/1/2028	993,000	965,146
2.25%, 1/15/2023	845,000	863,396
2.75%, 1/15/2023	1,155,000	1,185,619
3.00%, 9/15/2023	1,090,000	1,132,902
3.13%, 12/1/2030	554,000	565,291

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 3/1/2025	$1,256,000	$1,325,520
3.25%, 10/1/2029	520,000	541,887
3.38%, 7/1/2025	1,043,000	1,107,583
3.63%, 4/1/2027	1,146,000	1,231,950
3.63%, 12/1/2027	1,156,000	1,239,186
3.88%, 7/3/2023	1,112,000	1,170,458
4.25%, 9/15/2024	1,008,000	1,094,083
4.63%, 10/1/2028	976,000	1,098,010
Series GMTN, 3.75%, 6/1/2026	962,000	1,041,509
Series MTN, 0.70%, 2/15/2024	836,000	830,984
Series MTN, 2.30%, 2/1/2025	1,221,000	1,253,039
Series MTN, 2.88%, 1/15/2026	1,542,000	1,608,799
Series MTN, 3.00%, 2/1/2030	983,000	998,394
Series MTN, 4.25%, 2/1/2024	75,000	80,438
Aircastle, Ltd.:
4.13%, 5/1/2024	1,205,000	1,281,590
4.25%, 6/15/2026 (a)	640,000	699,200
4.40%, 9/25/2023	1,089,000	1,159,698
5.00%, 4/1/2023	1,070,000	1,136,115
Ally Financial, Inc.:
1.45%, 10/2/2023	1,614,000	1,638,694
3.05%, 6/5/2023	1,131,000	1,173,446
3.88%, 5/21/2024	871,000	936,778
4.63%, 3/30/2025	1,152,000	1,280,344
5.13%, 9/30/2024	751,000	840,932
5.80%, 5/1/2025 (a)	1,310,000	1,508,190
American Express Co.:
2.50%, 7/30/2024	1,521,000	1,598,525
2.65%, 12/2/2022	1,423,000	1,461,848
3.00%, 10/30/2024	2,216,000	2,365,070
3.13%, 5/20/2026	1,395,000	1,512,599
3.40%, 2/27/2023	2,019,000	2,099,699
3.40%, 2/22/2024	1,580,000	1,681,499
3.63%, 12/5/2024	1,254,000	1,359,825
3.70%, 8/3/2023	2,287,000	2,419,486
4.20%, 11/6/2025	622,000	699,675
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	2,481,000	2,745,499
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	1,193,000	1,274,864
3.00%, 4/2/2025	928,000	985,787
3.70%, 10/15/2024	1,024,000	1,114,870
4.00%, 10/15/2023	1,053,000	1,127,573
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,169,000	1,149,174
BGC Partners, Inc.:
3.75%, 10/1/2024	1,039,000	1,101,984
Security Description	Principal Amount	Value
5.38%, 7/24/2023	$1,172,000	$1,258,435
BlackRock, Inc.:
1.90%, 1/28/2031	1,839,000	1,826,237
2.40%, 4/30/2030	581,000	599,743
3.20%, 3/15/2027	1,314,000	1,438,436
3.25%, 4/30/2029	1,437,000	1,579,249
3.50%, 3/18/2024	1,397,000	1,497,584
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (b)	1,160,000	1,159,849
2.63%, 12/15/2026 (b)	2,120,000	2,115,442
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	1,193,000	1,297,328
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,076,000	1,099,930
3.90%, 1/25/2028	473,000	524,921
4.00%, 4/1/2024	605,000	649,147
4.25%, 6/2/2026	828,000	925,903
4.35%, 4/15/2030	963,000	1,108,644
4.85%, 3/29/2029	1,152,000	1,355,581
Capital One Bank USA NA:
3.38%, 2/15/2023	1,888,000	1,963,690
SOFR + 0.91%, 2.28%, 1/28/2026 (c)	681,000	704,222
Capital One Financial Corp.:
2.60%, 5/11/2023	1,253,000	1,294,700
3.20%, 1/30/2023	1,451,000	1,502,017
3.20%, 2/5/2025	2,512,000	2,682,565
3.30%, 10/30/2024	1,864,000	1,999,364
3.50%, 6/15/2023	822,000	863,864
3.65%, 5/11/2027	884,000	978,385
3.75%, 4/24/2024	1,271,000	1,363,402
3.75%, 7/28/2026	1,643,000	1,803,570
3.75%, 3/9/2027	1,785,000	1,977,905
3.80%, 1/31/2028	1,527,000	1,698,207
3.90%, 1/29/2024	2,351,000	2,517,122
4.20%, 10/29/2025	1,857,000	2,055,365
4.25%, 4/30/2025	1,068,000	1,181,069
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	701,000	685,382
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	777,000	742,346
3.65%, 1/12/2027	1,133,000	1,248,181
Charles Schwab Corp:
2.75%, 10/1/2029	1,138,000	1,201,022
3.30%, 4/1/2027	1,072,000	1,169,916
3.63%, 4/1/2025	1,232,000	1,333,455
3.75%, 4/1/2024	1,106,000	1,183,818
Charles Schwab Corp.:
0.75%, 3/18/2024	1,515,000	1,522,166
0.90%, 3/11/2026	1,205,000	1,193,878
1.15%, 5/13/2026	1,154,000	1,155,131
1.65%, 3/11/2031	1,191,000	1,146,469
1.95%, 12/1/2031	1,107,000	1,089,454
2.00%, 3/20/2028	1,332,000	1,359,679

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 5/13/2031	$845,000	$861,393
2.65%, 1/25/2023	1,139,000	1,171,575
3.00%, 3/10/2025	780,000	829,132
3.20%, 3/2/2027	766,000	835,162
3.20%, 1/25/2028	1,195,000	1,302,634
3.25%, 5/22/2029	160,000	174,736
3.45%, 2/13/2026	81,000	88,561
3.55%, 2/1/2024	1,034,000	1,103,175
3.85%, 5/21/2025	120,000	131,417
4.00%, 2/1/2029	592,000	675,034
4.20%, 3/24/2025	1,011,000	1,116,953
4.63%, 3/22/2030	1,033,000	1,242,978
CI Financial Corp. 3.20%, 12/17/2030	1,299,000	1,350,778
CME Group, Inc.:
3.00%, 3/15/2025	1,038,000	1,104,806
3.75%, 6/15/2028	848,000	959,207
Discover Financial Services:
3.75%, 3/4/2025	1,072,000	1,156,645
3.95%, 11/6/2024	1,151,000	1,246,268
4.10%, 2/9/2027	1,250,000	1,392,913
4.50%, 1/30/2026	1,051,000	1,177,351
Eaton Vance Corp.:
3.50%, 4/6/2027	972,000	1,056,797
3.63%, 6/15/2023	788,000	828,755
Franklin Resources, Inc. 1.60%, 10/30/2030	1,054,000	1,002,217
GE Capital Funding LLC:
3.45%, 5/15/2025	1,699,000	1,832,728
4.05%, 5/15/2027	2,455,000	2,757,554
4.40%, 5/15/2030	3,630,000	4,216,935
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,566,000	2,781,082
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	1,324,000	1,329,984
2.10%, 6/15/2030	1,429,000	1,413,267
3.10%, 9/15/2027	999,000	1,081,957
3.45%, 9/21/2023	1,051,000	1,109,677
3.75%, 12/1/2025	1,400,000	1,538,544
3.75%, 9/21/2028	937,000	1,044,830
4.00%, 10/15/2023	565,000	604,036
Invesco Finance PLC:
3.13%, 11/30/2022	969,000	999,233
3.75%, 1/15/2026	693,000	760,318
4.00%, 1/30/2024	1,110,000	1,193,994
Janus Capital Group, Inc. 4.88%, 8/1/2025	471,000	527,845
Jefferies Group LLC:
5.13%, 1/20/2023	1,276,000	1,349,447
6.45%, 6/8/2027	982,000	1,226,449
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	1,145,000	1,286,740
Security Description	Principal Amount	Value
4.85%, 1/15/2027	$1,119,000	$1,299,193
Lazard Group LLC:
3.63%, 3/1/2027	867,000	944,753
3.75%, 2/13/2025	537,000	579,498
4.38%, 3/11/2029	804,000	910,361
4.50%, 9/19/2028	761,000	879,031
Legg Mason, Inc. 4.75%, 3/15/2026	1,305,000	1,496,000
Mastercard, Inc.:
1.90%, 3/15/2031	759,000	762,825
2.00%, 3/3/2025 (a)	1,234,000	1,281,336
2.95%, 11/21/2026	1,431,000	1,551,404
2.95%, 6/1/2029	1,119,000	1,210,075
3.30%, 3/26/2027	847,000	931,175
3.35%, 3/26/2030	1,139,000	1,266,226
3.38%, 4/1/2024	1,332,000	1,424,268
3.50%, 2/26/2028	556,000	618,222
Nasdaq, Inc.:
0.45%, 12/21/2022	1,887,000	1,887,151
1.65%, 1/15/2031	975,000	918,860
3.85%, 6/30/2026	916,000	1,016,879
4.25%, 6/1/2024	984,000	1,066,430
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,576,000	1,569,302
1.85%, 7/16/2025	1,765,000	1,788,704
2.17%, 7/14/2028	1,660,000	1,646,106
2.61%, 7/14/2031	994,000	989,457
2.65%, 1/16/2025	2,008,000	2,091,714
2.68%, 7/16/2030	1,303,000	1,315,704
3.10%, 1/16/2030	1,650,000	1,719,135
ORIX Corp.:
2.25%, 3/9/2031 (a)	1,044,000	1,043,405
3.25%, 12/4/2024	691,000	740,192
3.70%, 7/18/2027	942,000	1,042,954
4.05%, 1/16/2024	860,000	922,376
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	1,250,000	1,235,937
Raymond James Financial, Inc. 4.65%, 4/1/2030	686,000	813,418
Stifel Financial Corp.:
4.00%, 5/15/2030	945,000	1,051,048
4.25%, 7/18/2024	1,133,000	1,233,780
Synchrony Financial:
3.70%, 8/4/2026	1,379,000	1,495,594
3.95%, 12/1/2027	1,419,000	1,565,370
4.25%, 8/15/2024	1,560,000	1,686,360
4.38%, 3/19/2024	983,000	1,060,264
4.50%, 7/23/2025	1,282,000	1,415,200
5.15%, 3/19/2029	1,130,000	1,324,213
Visa, Inc.:
0.75%, 8/15/2027 (a)	1,267,000	1,234,590
1.10%, 2/15/2031 (a)	961,000	899,688
1.90%, 4/15/2027	1,073,000	1,107,926
2.05%, 4/15/2030	2,075,000	2,109,922

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 9/15/2027	$1,474,000	$1,587,321
2.80%, 12/14/2022	3,242,000	3,327,524
3.15%, 12/14/2025	4,669,500	5,065,007
Western Union Co.:
1.35%, 3/15/2026	583,000	574,850
2.75%, 3/15/2031	882,000	881,603
2.85%, 1/10/2025	1,269,000	1,330,927
4.25%, 6/9/2023	860,000	908,943
		248,171,603
ELECTRIC — 5.6%
AEP Texas, Inc.:
2.40%, 10/1/2022	521,000	530,779
3.95%, 6/1/2028	761,000	847,906
Series I, 2.10%, 7/1/2030	1,024,000	1,002,885
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,070,000	1,153,567
AES Corp.:
1.38%, 1/15/2026	642,000	631,041
2.45%, 1/15/2031	805,000	797,135
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	338,000	360,301
Series 17A, 2.45%, 3/30/2022	526	531
Series 20-A, 1.45%, 9/15/2030	776,000	737,836
Ameren Corp.:
1.75%, 3/15/2028	591,000	579,410
2.50%, 9/15/2024	634,000	662,492
3.50%, 1/15/2031	130,000	141,535
3.65%, 2/15/2026	1,159,000	1,259,624
Ameren Illinois Co.:
1.55%, 11/15/2030	480,000	458,227
3.25%, 3/1/2025	575,000	614,727
3.80%, 5/15/2028	546,000	611,007
American Electric Power Co., Inc.:
2.30%, 3/1/2030	907,000	903,481
3.20%, 11/13/2027	1,329,000	1,432,091
Series F, 2.95%, 12/15/2022	650,000	665,158
Series J, 4.30%, 12/1/2028	292,000	332,343
Series M, 0.75%, 11/1/2023	772,000	772,039
Series N, 1.00%, 11/1/2025 (a)	958,000	946,993
Appalachian Power Co.:
3.40%, 6/1/2025	1,012,000	1,084,682
Series AA, 2.70%, 4/1/2031	829,000	851,839
Series X, 3.30%, 6/1/2027	796,000	861,598
Arizona Public Service Co.:
2.60%, 8/15/2029	708,000	735,711
2.95%, 9/15/2027	67,000	71,740
3.15%, 5/15/2025	474,000	506,237
Security Description	Principal Amount	Value
Atlantic City Electric Co.:
2.30%, 3/15/2031	$1,581,000	$1,602,343
4.00%, 10/15/2028	748,000	847,334
Avangrid, Inc.:
3.15%, 12/1/2024	1,114,000	1,187,012
3.20%, 4/15/2025	1,170,000	1,246,647
3.80%, 6/1/2029	1,225,000	1,364,711
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	1,158,000	1,165,272
2.40%, 8/15/2026	660,000	691,324
3.35%, 7/1/2023	4,000	4,170
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	1,213,000	1,162,418
2.80%, 1/15/2023	212,000	218,231
3.25%, 4/15/2028	1,235,000	1,346,286
3.50%, 2/1/2025	738,000	792,944
3.70%, 7/15/2030	1,108,000	1,247,309
3.75%, 11/15/2023	914,000	969,471
4.05%, 4/15/2025 (a)	894,000	983,060
Black Hills Corp.:
1.04%, 8/23/2024	1,132,000	1,132,215
2.50%, 6/15/2030	867,000	878,453
3.05%, 10/15/2029	61,000	64,578
3.15%, 1/15/2027	942,000	1,003,371
3.95%, 1/15/2026	612,000	668,237
4.25%, 11/30/2023	707,000	755,592
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	944,000	1,014,904
Series Z, 2.40%, 9/1/2026 (a)	586,000	615,909
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	1,114,000	1,114,969
2.50%, 9/1/2024	117,000	122,201
2.65%, 6/1/2031	604,000	617,083
2.95%, 3/1/2030	545,000	570,168
4.25%, 11/1/2028	437,000	498,246
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,175,000	1,280,950
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,110,000	1,251,514
CMS Energy Corp.:
3.00%, 5/15/2026	1,010,000	1,079,549
3.45%, 8/15/2027 (a)	967,000	1,060,257
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	711,000	798,787
Commonwealth Edison Co.:
2.20%, 3/1/2030	986,000	997,674
2.55%, 6/15/2026	918,000	972,428
3.70%, 8/15/2028	657,000	740,222
Series 122, 2.95%, 8/15/2027	1,039,000	1,117,798

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
2.50%, 1/15/2023	$778,000	$795,318
Series A, 0.75%, 12/1/2025	589,000	582,097
Series A, 2.05%, 7/1/2031	1,079,000	1,076,756
Series A, 3.20%, 3/15/2027	133,000	145,306
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	1,133,000	1,146,607
3.80%, 5/15/2028	595,000	665,037
Series 20A, 3.35%, 4/1/2030	1,112,000	1,216,784
Series B, 3.13%, 11/15/2027	734,000	789,586
Series D, 4.00%, 12/1/2028	887,000	1,008,652
Consumers Energy Co.:
0.35%, 6/1/2023	737,000	736,285
3.38%, 8/15/2023	126,000	131,990
3.80%, 11/15/2028	1,157,000	1,303,175
Delmarva Power & Light Co. 3.50%, 11/15/2023	35,000	37,015
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	401,000	424,106
3.90%, 10/1/2025	575,000	628,981
4.25%, 6/1/2028	1,196,000	1,357,520
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	597,000	653,667
Series A, 1.45%, 4/15/2026	829,000	832,996
Series A, 3.30%, 3/15/2025	1,037,000	1,109,870
Series B, 3.60%, 3/15/2027	62,000	68,192
Series C, 2.25%, 8/15/2031	613,000	611,443
Series C, 3.38%, 4/1/2030	1,318,000	1,428,475
Series D, 2.85%, 8/15/2026	382,000	405,688
DTE Electric Co.:
2.25%, 3/1/2030	851,000	863,756
3.38%, 3/1/2025	401,000	430,534
Series A, 1.90%, 4/1/2028	834,000	844,650
Series C, 2.63%, 3/1/2031	490,000	510,943
DTE Energy Co.:
2.85%, 10/1/2026	1,133,000	1,200,232
2.95%, 3/1/2030	1,044,000	1,096,221
Series C, 2.53%, 10/1/2024	1,134,000	1,184,542
Series C, 3.40%, 6/15/2029	1,141,000	1,235,954
Series F, 1.05%, 6/1/2025	1,087,000	1,078,141
Series H, 0.55%, 11/1/2022	864,000	865,711
Security Description	Principal Amount	Value
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	$217,000	$224,821
2.45%, 2/1/2030	830,000	853,364
2.50%, 3/15/2023	261,000	268,253
2.55%, 4/15/2031	1,218,000	1,262,688
2.95%, 12/1/2026	1,080,000	1,166,368
3.05%, 3/15/2023	457,000	474,110
3.95%, 11/15/2028	723,000	821,480
Series A, 6.00%, 12/1/2028	1,080,000	1,356,804
Duke Energy Corp.:
0.90%, 9/15/2025	1,211,000	1,200,101
2.45%, 6/1/2030	570,000	576,344
2.55%, 6/15/2031	876,000	889,762
2.65%, 9/1/2026	1,184,000	1,249,925
3.15%, 8/15/2027	382,000	411,827
3.40%, 6/15/2029	706,000	765,092
3.75%, 4/15/2024	1,648,000	1,759,059
3.95%, 10/15/2023	556,000	590,044
5 year CMT + 2.32%, 3.25%, 1/15/2082 (a) (c)	1,405,000	1,400,279
Duke Energy Florida LLC:
2.50%, 12/1/2029	1,224,000	1,269,667
3.20%, 1/15/2027	167,000	181,228
3.80%, 7/15/2028	1,005,000	1,127,399
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	558,000	583,768
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	802,000	799,458
3.65%, 2/1/2029	1,161,000	1,281,094
3.80%, 9/1/2023	938,000	990,012
Duke Energy Progress LLC:
2.00%, 8/15/2031	741,000	729,359
3.25%, 8/15/2025	1,000	1,080
3.38%, 9/1/2023	131,000	137,970
3.45%, 3/15/2029	1,121,000	1,237,763
3.70%, 9/1/2028	820,000	916,924
Edison International:
2.95%, 3/15/2023	913,000	939,103
3.13%, 11/15/2022	637,000	652,498
3.55%, 11/15/2024	962,000	1,019,893
4.13%, 3/15/2028	1,199,000	1,282,295
4.95%, 4/15/2025	1,036,000	1,142,449
5.75%, 6/15/2027 (a)	932,000	1,073,338
Emera US Finance L.P.:
0.83%, 6/15/2024 (b)	544,000	541,563
2.64%, 6/15/2031 (a) (b)	569,000	571,731
3.55%, 6/15/2026	1,138,000	1,230,872
Enel Americas SA 4.00%, 10/25/2026	1,007,000	1,101,114
Enel Chile SA 4.88%, 6/12/2028	1,361,000	1,567,069
Enel Generacion Chile SA 4.25%, 4/15/2024	621,000	662,675

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Entergy Arkansas LLC:
3.50%, 4/1/2026	$380,000	$415,123
3.70%, 6/1/2024	66,000	70,635
4.00%, 6/1/2028	231,000	259,990
Entergy Corp.:
0.90%, 9/15/2025	748,000	734,745
1.90%, 6/15/2028	1,142,000	1,129,461
2.40%, 6/15/2031	754,000	747,689
2.80%, 6/15/2030	1,115,000	1,151,438
2.95%, 9/1/2026	791,000	841,505
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	405,000	459,954
Entergy Louisiana LLC:
0.62%, 11/17/2023	235,000	235,023
0.95%, 10/1/2024 (f)	1,295,000	1,295,544
1.60%, 12/15/2030	642,000	612,494
2.40%, 10/1/2026	646,000	673,584
3.05%, 6/1/2031	15,000	15,990
3.12%, 9/1/2027	779,000	839,598
3.25%, 4/1/2028	1,064,000	1,149,907
4.05%, 9/1/2023	780,000	825,295
5.40%, 11/1/2024	1,332,000	1,512,952
Entergy Mississippi LLC 2.85%, 6/1/2028	1,002,000	1,058,843
Entergy Texas, Inc.:
1.75%, 3/15/2031	910,000	862,225
4.00%, 3/30/2029	1,057,000	1,183,248
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	339,000	364,740
Evergy Metro, Inc.:
3.15%, 3/15/2023	638,000	658,563
Series 2020, 2.25%, 6/1/2030	1,287,000	1,298,120
Evergy, Inc.:
2.45%, 9/15/2024	712,000	743,428
2.90%, 9/15/2029	834,000	875,033
Eversource Energy:
2.55%, 3/15/2031	1,312,000	1,337,623
2.80%, 5/1/2023	822,000	847,581
Series H, 3.15%, 1/15/2025	620,000	658,248
Series L, 2.90%, 10/1/2024	1,112,000	1,174,517
Series M, 3.30%, 1/15/2028	348,000	376,898
Series N, 3.80%, 12/1/2023	567,000	604,155
Series O, 4.25%, 4/1/2029	1,137,000	1,304,457
Series R, 1.65%, 8/15/2030	1,164,000	1,107,302
Series U, 1.40%, 8/15/2026	929,000	926,594
Exelon Corp.:
3.40%, 4/15/2026	691,000	748,733
3.95%, 6/15/2025	1,003,000	1,093,089
4.05%, 4/15/2030	942,000	1,066,335
Security Description	Principal Amount	Value
Exelon Generation Co. LLC 3.25%, 6/1/2025	$984,000	$1,049,082
Florida Power & Light Co.:
2.75%, 6/1/2023	483,000	496,717
2.85%, 4/1/2025	1,409,000	1,495,456
3.13%, 12/1/2025	990,000	1,064,111
3.25%, 6/1/2024	970,000	1,026,076
Fortis, Inc. 3.06%, 10/4/2026	1,316,000	1,412,423
Georgia Power Co.:
3.25%, 4/1/2026	454,000	487,896
3.25%, 3/30/2027	1,156,000	1,247,116
Series A, 2.10%, 7/30/2023	1,263,000	1,301,079
Series A, 2.20%, 9/15/2024	809,000	840,672
Series B, 2.65%, 9/15/2029	610,000	635,754
Gulf Power Co. Series A, 3.30%, 5/30/2027	860,000	936,755
Iberdrola International B.V. 5.81%, 3/15/2025 (a)	528,000	609,391
Indiana Michigan Power Co. 3.85%, 5/15/2028	271,000	302,078
Interstate Power & Light Co.:
2.30%, 6/1/2030	148,000	148,802
3.25%, 12/1/2024	366,000	390,881
3.60%, 4/1/2029	793,000	875,884
4.10%, 9/26/2028	1,078,000	1,226,732
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	1,331,000	1,420,350
4.25%, 5/1/2030	699,000	784,068
ITC Holdings Corp.:
3.25%, 6/30/2026	710,000	767,531
3.35%, 11/15/2027	1,175,000	1,276,684
3.65%, 6/15/2024	687,000	732,734
Kansas City Power & Light Co. 3.65%, 8/15/2025	445,000	483,835
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	618,000	665,382
MidAmerican Energy Co.:
3.10%, 5/1/2027	883,000	960,095
3.50%, 10/15/2024	1,152,000	1,239,967
3.65%, 4/15/2029	1,243,000	1,391,277
Mississippi Power Co. 3.95%, 3/30/2028	989,000	1,108,966
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	829,000	823,951
1.00%, 6/15/2026	839,000	830,451
1.35%, 3/15/2031	128,000	119,400
2.40%, 3/15/2030	984,000	1,006,317
2.70%, 2/15/2023	653,000	671,787

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 1/27/2025	$923,000	$975,463
2.95%, 2/7/2024	428,000	449,580
3.05%, 4/25/2027	151,000	163,210
3.40%, 11/15/2023	344,000	362,872
3.40%, 2/7/2028	844,000	923,986
3.70%, 3/15/2029	1,180,000	1,321,930
3.90%, 11/1/2028	428,000	483,820
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	587,000	611,143
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	459,000	504,758
Series MTN, 1.65%, 6/15/2031	1,036,000	984,449
Series MTN, 3.25%, 11/1/2025	939,000	1,012,477
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	1,131,000	1,265,046
Series DD, 2.40%, 5/1/2030	1,197,000	1,219,240
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	3,254,000	3,266,105
1.90%, 6/15/2028	1,768,000	1,772,950
2.25%, 6/1/2030	2,291,000	2,307,495
2.75%, 5/1/2025	1,396,000	1,472,948
2.75%, 11/1/2029	1,206,000	1,262,284
2.80%, 1/15/2023	1,155,000	1,188,079
3.15%, 4/1/2024	680,000	719,100
3.25%, 4/1/2026	855,000	918,467
3.50%, 4/1/2029	1,106,000	1,211,335
3.55%, 5/1/2027	1,802,000	1,977,479
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (c)	570,000	639,546
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (c)	586,000	685,333
Northern States Power Co.:
2.25%, 4/1/2031	689,000	700,306
2.60%, 5/15/2023	738,000	756,325
NSTAR Electric Co.:
1.95%, 8/15/2031	454,000	447,453
3.20%, 5/15/2027	678,000	740,023
3.25%, 5/15/2029 (a)	1,118,000	1,222,645
3.95%, 4/1/2030	768,000	878,876
OGE Energy Corp. 0.70%, 5/26/2023	210,000	209,996
Ohio Power Co. Series Q, 1.63%, 1/15/2031	52,000	49,671
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	40,000	39,990
3.25%, 4/1/2030	789,000	852,585
Security Description	Principal Amount	Value
3.30%, 3/15/2030	$215,000	$232,531
3.80%, 8/15/2028	800,000	893,424
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	729,000	768,264
2.95%, 4/1/2025	340,000	360,845
3.70%, 11/15/2028	991,000	1,112,853
5.75%, 3/15/2029	554,000	690,716
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	1,610,000	1,604,623
2.10%, 8/1/2027	1,275,000	1,244,107
2.95%, 3/1/2026	993,000	1,019,652
3.00%, 6/15/2028	903,000	910,811
3.15%, 1/1/2026	2,372,000	2,451,462
3.25%, 6/15/2023	941,000	965,824
3.25%, 6/1/2031	775,000	772,233
3.30%, 3/15/2027	1,092,000	1,132,884
3.30%, 12/1/2027	1,296,000	1,335,256
3.40%, 8/15/2024 (a)	696,000	721,919
3.45%, 7/1/2025	752,000	785,359
3.50%, 6/15/2025 (a)	793,000	826,893
3.75%, 2/15/2024	874,000	910,420
3.75%, 7/1/2028 (a)	1,100,000	1,150,941
3.85%, 11/15/2023	956,000	994,250
4.25%, 8/1/2023	937,000	979,568
4.55%, 7/1/2030	3,115,500	3,369,881
Pacific Gas and Electric Co. 4.65%, 8/1/2028	1,171,000	1,280,793
PacifiCorp:
2.70%, 9/15/2030	173,000	180,318
2.95%, 6/1/2023	315,000	326,331
3.50%, 6/15/2029	584,000	644,876
3.60%, 4/1/2024	4,000	4,263
PECO Energy Co. 3.15%, 10/15/2025	224,000	240,668
Pinnacle West Capital Corp. 1.30%, 6/15/2025	996,000	992,922
Potomac Electric Power Co. 3.60%, 3/15/2024	563,000	600,034
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,098,000	1,170,018
4.13%, 4/15/2030	300,000	343,503
Progress Energy, Inc. 7.75%, 3/1/2031	786,000	1,106,523
PSEG Power LLC:
3.85%, 6/1/2023	1,152,000	1,213,920
8.63%, 4/15/2031	757,000	1,198,944
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,336,000	1,312,740
3.70%, 6/15/2028 (a)	995,000	1,110,470
Series 35, 1.90%, 1/15/2031	615,000	605,763
Public Service Co. of New Hampshire:
3.50%, 11/1/2023	321,000	339,037

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series V, 2.20%, 6/15/2031	$1,130,000	$1,141,503
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031 (a)	918,000	907,048
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	694,000	689,892
Series MTN, 1.90%, 8/15/2031	1,129,000	1,111,670
Series MTN, 2.25%, 9/15/2026	1,144,000	1,195,812
Series MTN, 2.38%, 5/15/2023	519,000	533,288
Series MTN, 2.45%, 1/15/2030	1,039,000	1,076,851
Series MTN, 3.00%, 5/15/2025	592,000	629,184
Series MTN, 3.00%, 5/15/2027	518,000	561,445
Series MTN, 3.20%, 5/15/2029	293,000	319,807
Series MTN, 3.25%, 9/1/2023	512,000	538,844
Series MTN, 3.65%, 9/1/2028	1,101,000	1,230,345
Series MTN, 3.70%, 5/1/2028	558,000	625,574
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	970,000	953,374
1.60%, 8/15/2030	1,135,000	1,073,154
2.65%, 11/15/2022	737,000	754,423
2.88%, 6/15/2024	1,080,000	1,137,035
Puget Energy, Inc.:
2.38%, 6/15/2028 (b)	729,000	731,092
3.65%, 5/15/2025	1,068,000	1,143,668
4.10%, 6/15/2030	1,166,000	1,286,623
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	1,037,000	1,091,868
Series NNN, 3.60%, 9/1/2023	653,000	687,668
Series VVV, 1.70%, 10/1/2030	1,030,000	991,426
Sempra Energy:
2.90%, 2/1/2023	995,000	1,024,422
3.25%, 6/15/2027	997,000	1,075,843
3.40%, 2/1/2028	1,266,000	1,370,673
3.55%, 6/15/2024	283,000	301,285
3.75%, 11/15/2025	1,045,000	1,136,824
4.05%, 12/1/2023	1,070,000	1,139,721
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,194,000	1,260,673
Southern California Edison Co.:
0.70%, 4/3/2023	88,000	88,228
Security Description	Principal Amount	Value
2.25%, 6/1/2030	$718,000	$710,619
2.85%, 8/1/2029 (a)	358,000	371,300
6.65%, 4/1/2029	1,076,000	1,334,574
Series A, 4.20%, 3/1/2029	1,324,000	1,488,666
Series B, 3.65%, 3/1/2028	1,193,000	1,295,622
Series C, 3.50%, 10/1/2023	1,073,000	1,127,068
Series D, 3.40%, 6/1/2023	753,000	785,891
Series E, 3.70%, 8/1/2025	1,293,000	1,405,698
Series G, 2.50%, 6/1/2031	985,000	990,270
Series J, 0.70%, 8/1/2023	820,000	820,394
Series K, 0.98%, 8/1/2024	380,000	380,521
Southern Co.:
2.95%, 7/1/2023	1,558,000	1,618,030
3.25%, 7/1/2026	1,865,000	2,007,486
Series 21-A, 0.60%, 2/26/2024 (a)	696,000	694,692
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	1,688,000	1,730,808
Series 21-B, 1.75%, 3/15/2028	723,000	715,727
Series A, 3.70%, 4/30/2030	1,310,000	1,440,162
Southern Power Co.:
0.90%, 1/15/2026	473,000	464,112
4.15%, 12/1/2025	1,062,000	1,177,185
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,078,000	1,134,714
Series N, 1.65%, 3/15/2026	818,000	825,517
Southwestern Public Service Co. 3.30%, 6/15/2024	1,121,000	1,183,440
Tucson Electric Power Co.:
1.50%, 8/1/2030	791,000	749,441
3.05%, 3/15/2025	947,000	1,005,922
Union Electric Co.:
2.95%, 6/15/2027	745,000	798,267
2.95%, 3/15/2030	601,000	640,263
3.50%, 4/15/2024	373,000	396,533
3.50%, 3/15/2029	1,163,000	1,282,056
Virginia Electric & Power Co.:
3.45%, 2/15/2024	256,000	271,099
Series A, 2.88%, 7/15/2029	446,000	474,437
Series A, 3.10%, 5/15/2025	501,000	532,944
Series A, 3.15%, 1/15/2026	1,187,000	1,278,411
Series A, 3.50%, 3/15/2027	976,000	1,075,318
Series A, 3.80%, 4/1/2028	1,098,000	1,227,410

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.95%, 11/15/2026	$944,000	$1,013,705
Series C, 2.75%, 3/15/2023	869,000	894,131
WEC Energy Group, Inc.:
0.55%, 9/15/2023	719,000	718,849
0.80%, 3/15/2024	980,000	982,548
1.38%, 10/15/2027	1,014,000	995,657
1.80%, 10/15/2030	1,192,000	1,145,202
3.55%, 6/15/2025	696,000	752,982
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	295,466
Wisconsin Electric Power Co. 1.70%, 6/15/2028	1,148,000	1,146,611
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	610,000	654,408
3.05%, 10/15/2027	427,000	457,970
Wisconsin Power and Light Co. 1.95%, 9/16/2031	590,000	581,091
Xcel Energy, Inc.:
0.50%, 10/15/2023	143,000	143,174
2.60%, 12/1/2029	1,041,000	1,078,934
3.30%, 6/1/2025	482,000	514,665
3.35%, 12/1/2026	58,000	62,844
3.40%, 6/1/2030	889,000	971,268
4.00%, 6/15/2028	877,000	986,958
		322,746,911
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	479,000	465,751
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	1,237,000	1,213,707
1.80%, 10/15/2027	1,093,000	1,111,909
1.95%, 10/15/2030	698,000	694,698
2.63%, 2/15/2023	941,000	964,958
3.15%, 6/1/2025	689,000	739,263
		5,190,286
ELECTRONICS — 1.0%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,190,000	1,177,231
2.30%, 3/12/2031	809,000	812,147
2.75%, 9/15/2029	1,086,000	1,135,196
3.05%, 9/22/2026	591,000	634,823
3.88%, 7/15/2023	926,000	976,569
Allegion PLC 3.50%, 10/1/2029 (a)	705,000	762,704
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	278,000	294,560
3.55%, 10/1/2027	1,004,000	1,083,326
Amphenol Corp.:
2.05%, 3/1/2025	688,000	709,473
2.20%, 9/15/2031	1,155,000	1,145,633
2.80%, 2/15/2030	1,135,000	1,187,006
3.20%, 4/1/2024	1,140,000	1,203,259
Security Description	Principal Amount	Value
4.35%, 6/1/2029	$1,002,000	$1,158,312
Arrow Electronics, Inc.:
3.25%, 9/8/2024	856,000	907,745
3.88%, 1/12/2028 (a)	867,000	937,600
4.00%, 4/1/2025	834,000	900,170
4.50%, 3/1/2023	1,137,000	1,187,221
Avnet, Inc.:
3.00%, 5/15/2031	954,000	957,530
4.63%, 4/15/2026 (a)	738,000	822,235
4.88%, 12/1/2022	635,000	664,851
Flex, Ltd.:
3.75%, 2/1/2026	1,164,000	1,266,292
4.75%, 6/15/2025	599,000	664,986
4.88%, 6/15/2029	715,000	822,443
4.88%, 5/12/2030	971,000	1,121,486
5.00%, 2/15/2023	1,077,000	1,138,755
Fortive Corp. 3.15%, 6/15/2026	772,000	832,988
Honeywell International, Inc.:
1.10%, 3/1/2027	220,000	218,099
1.35%, 6/1/2025	1,264,000	1,282,770
1.75%, 9/1/2031	3,421,000	3,330,788
1.95%, 6/1/2030	812,000	814,395
2.30%, 8/15/2024	1,327,000	1,388,905
2.50%, 11/1/2026 (a)	1,769,000	1,876,909
2.70%, 8/15/2029	970,000	1,030,189
3.35%, 12/1/2023	639,000	678,305
Hubbell, Inc.:
2.30%, 3/15/2031	678,000	674,976
3.15%, 8/15/2027	467,000	499,760
3.35%, 3/1/2026	399,000	430,186
3.50%, 2/15/2028	335,000	364,085
Jabil, Inc.:
1.70%, 4/15/2026	755,000	756,759
3.00%, 1/15/2031	933,000	953,797
3.60%, 1/15/2030	915,000	985,446
3.95%, 1/12/2028	1,241,000	1,367,520
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,087,000	1,149,796
4.55%, 10/30/2024	1,006,000	1,112,002
4.60%, 4/6/2027	1,147,000	1,323,730
Legrand France SA 8.50%, 2/15/2025	1,197,000	1,484,089
SYNNEX Corp.:
1.25%, 8/9/2024 (b)	1,034,000	1,034,548
1.75%, 8/9/2026 (b)	784,000	776,340
2.38%, 8/9/2028 (b)	1,117,000	1,106,053
2.65%, 8/9/2031 (b)	1,132,000	1,106,462
Trimble, Inc.:
4.15%, 6/15/2023	730,000	769,332
4.75%, 12/1/2024	863,000	954,797
4.90%, 6/15/2028	1,188,000	1,375,312
Tyco Electronics Group SA:
3.13%, 8/15/2027	830,000	909,107
3.45%, 8/1/2024	827,000	880,011

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/15/2026	$405,000	$441,122
Vontier Corp.:
1.80%, 4/1/2026 (b)	1,072,000	1,066,747
2.40%, 4/1/2028 (b)	982,000	971,345
2.95%, 4/1/2031 (b)	580,000	577,083
		58,195,306
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	760,000	749,368
1.45%, 2/15/2031 (a)	833,000	779,980
2.30%, 3/1/2030	1,282,000	1,298,140
2.50%, 8/15/2024	1,212,000	1,269,558
2.90%, 7/1/2026	913,000	972,053
3.20%, 3/15/2025	843,000	900,004
3.38%, 11/15/2027	723,000	788,309
3.95%, 5/15/2028	601,000	675,386
4.75%, 5/15/2023	526,000	556,776
Waste Connections, Inc.:
2.60%, 2/1/2030	1,134,000	1,168,802
3.50%, 5/1/2029	481,000	527,253
4.25%, 12/1/2028	843,000	969,728
Waste Management, Inc.:
0.75%, 11/15/2025	1,094,000	1,076,988
1.15%, 3/15/2028	1,146,000	1,104,148
1.50%, 3/15/2031	1,063,000	999,783
2.00%, 6/1/2029	1,173,000	1,178,971
2.40%, 5/15/2023	1,198,000	1,233,029
3.15%, 11/15/2027	1,139,000	1,236,362
		17,484,638
FOOD — 1.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	971,000	1,283,788
Bestfoods Series E, 7.25%, 12/15/2026	810,000	1,052,198
Campbell Soup Co.:
2.38%, 4/24/2030	1,289,000	1,297,327
3.30%, 3/19/2025	1,144,000	1,222,558
3.65%, 3/15/2023	817,000	852,458
3.95%, 3/15/2025	1,093,000	1,191,108
4.15%, 3/15/2028	1,278,000	1,439,948
Conagra Brands, Inc.:
0.50%, 8/11/2023	744,000	744,000
1.38%, 11/1/2027 (a)	1,409,000	1,372,746
3.20%, 1/25/2023	5,000	5,145
4.30%, 5/1/2024	680,000	738,018
4.60%, 11/1/2025	1,370,000	1,539,647
4.85%, 11/1/2028	1,582,000	1,859,198
7.00%, 10/1/2028	902,000	1,184,624
8.25%, 9/15/2030	829,000	1,210,282
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	921,000	918,504
3.50%, 10/1/2026 (a)	538,000	584,015
Security Description	Principal Amount	Value
General Mills, Inc.:
2.88%, 4/15/2030 (a)	$1,084,000	$1,140,812
3.20%, 2/10/2027	249,000	269,921
3.65%, 2/15/2024	969,000	1,030,125
3.70%, 10/17/2023	1,290,000	1,369,425
4.00%, 4/17/2025	1,096,000	1,202,433
4.20%, 4/17/2028	1,690,000	1,921,817
Hershey Co.:
0.90%, 6/1/2025	1,014,000	1,013,016
1.70%, 6/1/2030	1,088,000	1,070,451
2.05%, 11/15/2024	1,066,000	1,110,548
2.30%, 8/15/2026	1,159,000	1,219,569
2.45%, 11/15/2029	479,000	499,851
3.20%, 8/21/2025	290,000	312,507
3.38%, 5/15/2023	1,044,000	1,092,630
Hormel Foods Corp.:
0.65%, 6/3/2024	1,116,000	1,116,870
1.70%, 6/3/2028 (a)	1,804,000	1,812,569
1.80%, 6/11/2030	343,000	337,594
Ingredion, Inc.:
2.90%, 6/1/2030	1,047,000	1,093,539
3.20%, 10/1/2026 (a)	1,145,000	1,235,856
JM Smucker Co.:
2.38%, 3/15/2030	1,038,000	1,054,442
3.38%, 12/15/2027 (a)	1,038,000	1,134,762
3.50%, 3/15/2025	774,000	836,462
Kellogg Co.:
2.10%, 6/1/2030	81,000	80,183
2.65%, 12/1/2023	1,332,000	1,393,618
3.25%, 4/1/2026	1,186,000	1,284,936
3.40%, 11/15/2027	1,342,000	1,467,987
4.30%, 5/15/2028 (a)	909,000	1,040,896
Series B, 7.45%, 4/1/2031	866,000	1,239,965
Kroger Co.:
1.70%, 1/15/2031	1,002,000	957,371
2.20%, 5/1/2030	290,000	291,003
2.65%, 10/15/2026	900,000	953,766
3.50%, 2/1/2026	567,000	620,247
3.70%, 8/1/2027 (a)	1,151,000	1,279,348
3.85%, 8/1/2023	1,164,000	1,226,705
4.00%, 2/1/2024	1,002,000	1,071,038
4.50%, 1/15/2029 (a)	991,000	1,160,362
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,092,000	1,073,829
1.85%, 2/15/2031	923,000	891,507
2.50%, 4/15/2030	895,000	915,683
3.15%, 8/15/2024	1,166,000	1,240,193
3.40%, 8/15/2027	480,000	527,410
Mondelez International, Inc.:
1.50%, 5/4/2025	2,353,000	2,385,048
2.75%, 4/13/2030	1,191,000	1,246,143
3.63%, 2/13/2026	501,000	548,991
4.13%, 5/7/2028	4,000	4,613
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,026,000	1,042,796

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$1,158,000	$1,251,659
3.30%, 7/15/2026	1,243,000	1,342,763
3.55%, 3/15/2025	787,000	850,660
3.75%, 10/1/2025	814,000	890,125
5.65%, 4/1/2025	1,078,000	1,239,172
5.95%, 4/1/2030	574,000	730,570
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,667,000	1,840,051
3.90%, 9/28/2023	1,133,000	1,205,807
3.95%, 8/15/2024	1,205,000	1,301,436
4.00%, 3/1/2026	1,134,000	1,260,781
4.35%, 3/1/2029 (a)	1,329,000	1,536,231
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	44,788
		77,808,444
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	729,000	786,073
4.50%, 8/1/2024	1,064,000	1,149,865
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	163,000	174,065
5.50%, 1/17/2027	1,151,000	1,316,433
Georgia-Pacific LLC:
7.75%, 11/15/2029	572,000	812,526
8.00%, 1/15/2024	1,197,000	1,395,786
8.88%, 5/15/2031 (a)	297,000	463,688
International Paper Co.:
3.00%, 2/15/2027 (a)	224,000	243,181
3.80%, 1/15/2026	1,051,000	1,157,740
Suzano Austria GmbH:
2.50%, 9/15/2028	825,000	802,898
3.13%, 1/15/2032	1,089,000	1,053,172
3.75%, 1/15/2031	1,198,000	1,233,305
5.00%, 1/15/2030	1,111,000	1,233,232
6.00%, 1/15/2029	1,999,000	2,347,006
		14,168,970
GAS — 0.5%
Atmos Energy Corp.:
0.63%, 3/9/2023	1,209,000	1,209,036
1.50%, 1/15/2031	345,000	325,332
2.63%, 9/15/2029	886,000	920,501
3.00%, 6/15/2027	1,197,000	1,288,415
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	728,000	728,015
1.75%, 10/1/2030	715,000	685,835
3.55%, 4/1/2023	954,000	994,822
4.00%, 4/1/2028	559,000	624,274
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	441,000	464,183
3.60%, 12/15/2024	8,000	8,604
Security Description	Principal Amount	Value
Series B, 3.00%, 11/15/2029	$399,000	$418,619
National Fuel Gas Co.:
2.95%, 3/1/2031	869,000	880,401
3.75%, 3/1/2023	969,000	1,002,963
3.95%, 9/15/2027	594,000	638,443
4.75%, 9/1/2028	733,000	820,586
5.20%, 7/15/2025	1,118,000	1,244,971
5.50%, 1/15/2026	1,192,000	1,373,780
NiSource, Inc.:
0.95%, 8/15/2025	1,362,000	1,345,465
1.70%, 2/15/2031	1,243,000	1,173,964
2.95%, 9/1/2029	1,391,000	1,459,006
3.49%, 5/15/2027	1,144,000	1,253,389
3.60%, 5/1/2030	891,000	977,837
ONE Gas, Inc.:
1.10%, 3/11/2024	1,718,000	1,718,034
2.00%, 5/15/2030	90,000	88,455
3.61%, 2/1/2024	1,198,000	1,265,519
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	666,000	671,035
3.50%, 6/1/2029	141,000	153,266
Southern California Gas Co.:
3.15%, 9/15/2024	786,000	836,839
3.20%, 6/15/2025	558,000	595,866
Series TT, 2.60%, 6/15/2026	737,000	779,171
Series XX, 2.55%, 2/1/2030	963,000	991,409
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	775,000	802,094
3.25%, 6/15/2026	1,044,000	1,123,511
Series 20-A, 1.75%, 1/15/2031	937,000	891,677
Southwest Gas Corp.:
2.20%, 6/15/2030	977,000	968,148
3.70%, 4/1/2028	602,000	662,495
		31,385,960
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	779,000	785,629
4.63%, 6/15/2028	1,112,000	1,255,581
Snap-on, Inc. 3.25%, 3/1/2027 (a)	403,000	439,677
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	1,589,000	1,632,507
4.25%, 11/15/2028	799,000	925,242
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	252,000	269,882
		5,308,518
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	1,240,000	1,215,708

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.40%, 6/30/2030	$1,114,000	$1,073,306
2.95%, 3/15/2025	650,000	692,380
3.40%, 11/30/2023	1,294,000	1,368,910
3.75%, 11/30/2026	2,144,000	2,404,324
3.88%, 9/15/2025	1,084,000	1,197,321
Baxter International, Inc.:
1.73%, 4/1/2031 (a)	100,000	95,905
2.60%, 8/15/2026	532,000	561,978
3.95%, 4/1/2030	1,206,000	1,366,808
Boston Scientific Corp.:
1.90%, 6/1/2025	1,172,000	1,201,464
2.65%, 6/1/2030	1,333,000	1,376,616
3.45%, 3/1/2024	1,387,000	1,471,898
3.75%, 3/1/2026	1,196,000	1,313,710
3.85%, 5/15/2025	560,000	612,702
4.00%, 3/1/2028 (a)	253,000	286,776
4.00%, 3/1/2029	875,000	991,672
Danaher Corp. 3.35%, 9/15/2025 (a)	966,000	1,048,023
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,085,000	1,155,471
DH Europe Finance II Sarl:
2.20%, 11/15/2024	1,121,000	1,166,916
2.60%, 11/15/2029	1,098,000	1,144,896
Edwards Lifesciences Corp. 4.30%, 6/15/2028	898,000	1,028,767
Medtronic Global Holdings SCA 3.35%, 4/1/2027	953,000	1,040,419
Medtronic, Inc. 3.50%, 3/15/2025	2,413,000	2,618,226
PerkinElmer, Inc.:
0.55%, 9/15/2023	465,000	465,386
0.85%, 9/15/2024	550,000	549,879
1.90%, 9/15/2028	990,000	982,545
2.25%, 9/15/2031	615,000	607,448
2.55%, 3/15/2031	809,000	821,297
3.30%, 9/15/2029	965,000	1,039,749
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,072,000	1,044,932
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	761,000	777,696
Stryker Corp.:
1.15%, 6/15/2025	1,003,000	1,011,144
1.95%, 6/15/2030	689,000	680,201
3.38%, 5/15/2024	499,000	531,141
3.38%, 11/1/2025	604,000	654,023
3.50%, 3/15/2026	1,471,000	1,604,582
3.65%, 3/7/2028	1,079,000	1,198,283
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	1,024,000	1,021,563
2.60%, 10/1/2029	814,000	851,338
2.95%, 9/19/2026	1,091,000	1,172,247
3.20%, 8/15/2027	937,000	1,019,053
3.65%, 12/15/2025	629,000	685,503
Security Description	Principal Amount	Value
4.13%, 3/25/2025	$1,269,000	$1,396,864
4.50%, 3/25/2030	1,618,000	1,912,266
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	1,172,000	1,250,512
3.55%, 4/1/2025	2,647,000	2,846,081
3.55%, 3/20/2030	787,000	860,459
3.70%, 3/19/2023	1,197,000	1,248,878
		52,667,266
HEALTH CARE SERVICES — 1.8%
Adventist Health System 2.95%, 3/1/2029	677,000	709,503
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	352,000	396,183
Series 2020, 2.21%, 6/15/2030	474,000	478,674
Aetna, Inc.:
2.80%, 6/15/2023	2,828,000	2,928,620
3.50%, 11/15/2024	1,308,000	1,406,453
Anthem, Inc.:
0.45%, 3/15/2023	3,907,000	3,910,946
1.50%, 3/15/2026	823,000	829,806
2.25%, 5/15/2030	1,401,000	1,402,821
2.38%, 1/15/2025	1,469,000	1,530,860
2.55%, 3/15/2031	1,270,000	1,305,268
2.88%, 9/15/2029	812,000	855,004
3.30%, 1/15/2023	1,190,000	1,234,399
3.35%, 12/1/2024	737,000	791,059
3.50%, 8/15/2024	1,001,000	1,072,191
3.65%, 12/1/2027	1,770,000	1,964,523
4.10%, 3/1/2028	991,000	1,120,633
Ascension Health Series B, 2.53%, 11/15/2029	497,000	520,931
Banner Health:
1.90%, 1/1/2031	74,000	73,132
2.34%, 1/1/2030	1,055,000	1,078,421
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	105,000	102,814
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	959,000	1,047,420
CHRISTUS Health Series C, 4.34%, 7/1/2028	677,000	772,112
CommonSpirit Health:
1.55%, 10/1/2025	829,000	833,012
2.76%, 10/1/2024	1,252,000	1,317,117
2.78%, 10/1/2030	848,000	873,236
2.95%, 11/1/2022	642,000	659,019
3.35%, 10/1/2029	868,000	932,666
Dignity Health 3.13%, 11/1/2022	468,000	479,766
HCA, Inc.:
2.38%, 7/15/2031	972,000	955,534

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/15/2029	$2,579,000	$2,881,078
4.50%, 2/15/2027	1,591,000	1,791,052
4.75%, 5/1/2023	1,602,000	1,702,445
5.00%, 3/15/2024	3,238,000	3,551,503
5.25%, 4/15/2025	1,768,000	2,003,692
5.25%, 6/15/2026	1,604,000	1,840,815
Humana, Inc.:
0.65%, 8/3/2023	582,000	582,332
1.35%, 2/3/2027	1,091,000	1,075,748
2.90%, 12/15/2022	765,000	786,711
3.13%, 8/15/2029	752,000	801,549
3.85%, 10/1/2024	1,189,000	1,285,737
3.95%, 3/15/2027	596,000	664,105
4.50%, 4/1/2025	861,000	954,573
4.88%, 4/1/2030	561,000	667,753
Kaiser Foundation Hospitals 3.15%, 5/1/2027	999,000	1,085,963
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	734,000	735,578
2.30%, 12/1/2024	1,260,000	1,311,937
2.70%, 6/1/2031	708,000	722,755
2.95%, 12/1/2029	697,000	735,196
3.25%, 9/1/2024	1,001,000	1,065,695
3.60%, 2/1/2025	909,000	977,011
3.60%, 9/1/2027	630,000	692,005
4.00%, 11/1/2023	795,000	843,288
Mercy Health Series 2018, 4.30%, 7/1/2028 (a)	592,000	677,467
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	779,000	765,850
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	928,000	937,280
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	525,000	515,629
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,101,000	1,146,086
Series H, 2.75%, 10/1/2026	404,000	428,555
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	988,000	1,043,605
3.45%, 6/1/2026	1,292,000	1,405,011
3.50%, 3/30/2025	1,014,000	1,091,571
4.20%, 6/30/2029	567,000	647,633
4.25%, 4/1/2024	729,000	785,067
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	462,000	522,240
Security Description	Principal Amount	Value
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	$1,178,000	$1,229,985
Series A, 3.82%, 6/1/2027	855,000	955,719
Stanford Health Care Series 2020, 3.31%, 8/15/2030	582,000	638,274
Sutter Health:
Series 2018, 3.70%, 8/15/2028 (a)	313,000	348,388
Series 20A, 1.32%, 8/15/2025	971,000	973,534
Series 20A, 2.29%, 8/15/2030	930,000	935,068
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	883,000	1,001,534
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	854,000	853,573
1.15%, 5/15/2026 (a)	1,175,000	1,176,386
1.25%, 1/15/2026	878,000	884,392
2.00%, 5/15/2030	2,110,000	2,116,309
2.30%, 5/15/2031	2,029,000	2,070,696
2.38%, 8/15/2024	1,114,000	1,167,472
2.75%, 2/15/2023	330,000	339,002
2.88%, 3/15/2023	1,306,500	1,355,115
2.88%, 8/15/2029	985,000	1,055,122
2.95%, 10/15/2027	675,000	733,158
3.10%, 3/15/2026	1,037,000	1,125,829
3.38%, 4/15/2027	934,000	1,027,671
3.45%, 1/15/2027	1,077,000	1,188,814
3.50%, 6/15/2023	2,487,000	2,618,090
3.50%, 2/15/2024	1,139,000	1,216,987
3.70%, 12/15/2025	667,000	737,695
3.75%, 7/15/2025	2,385,000	2,629,820
3.85%, 6/15/2028	1,118,000	1,265,945
3.88%, 12/15/2028	959,000	1,092,148
Universal Health Services, Inc.:
1.65%, 9/1/2026 (b)	1,124,000	1,117,537
2.65%, 10/15/2030 (b)	972,000	978,707
UPMC Series D-1, 3.60%, 4/3/2025	275,000	296,049
		103,435,657
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027	1,114,000	1,093,057
DR Horton, Inc.:
1.30%, 10/15/2026	996,000	985,283
2.50%, 10/15/2024	986,000	1,032,796
2.60%, 10/15/2025	1,027,000	1,078,822
4.75%, 2/15/2023	780,000	815,755
5.75%, 8/15/2023	618,000	669,720

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lennar Corp.:
4.50%, 4/30/2024	$1,193,000	$1,290,766
4.75%, 11/15/2022	993,000	1,028,966
4.75%, 5/30/2025	1,010,000	1,124,948
4.75%, 11/29/2027 (a)	1,019,000	1,180,461
4.88%, 12/15/2023	1,060,000	1,144,514
5.00%, 6/15/2027	521,000	604,897
5.25%, 6/1/2026	653,000	750,238
5.88%, 11/15/2024	645,000	726,102
MDC Holdings, Inc.:
2.50%, 1/15/2031	563,000	548,801
3.85%, 1/15/2030	1,018,000	1,094,330
NVR, Inc. 3.00%, 5/15/2030	979,000	1,022,977
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	1,014,000	1,176,118
5.50%, 3/1/2026	880,000	1,020,818
		18,389,369
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	563,000	616,260
Leggett & Platt, Inc.:
3.50%, 11/15/2027	914,000	994,039
3.80%, 11/15/2024	357,000	381,597
4.40%, 3/15/2029	846,000	966,267
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	716,000	716,609
3.70%, 5/1/2025	482,000	522,835
4.00%, 3/1/2024	684,000	736,073
4.75%, 2/26/2029	1,158,000	1,353,621
		6,287,301
HOUSEHOLD PRODUCTS — 0.0% (e)
Unilever Capital Corp. 0.63%, 8/12/2024	939,000	939,883
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
0.85%, 8/15/2024	729,000	729,255
2.65%, 4/30/2030	917,000	937,788
4.88%, 12/6/2028	1,017,000	1,202,084
Church & Dwight Co., Inc.:
2.88%, 10/1/2022	403,000	412,728
3.15%, 8/1/2027	658,000	713,265
Clorox Co.:
1.80%, 5/15/2030	1,068,000	1,043,020
3.10%, 10/1/2027	1,118,000	1,210,951
3.50%, 12/15/2024	13,000	14,061
3.90%, 5/15/2028	883,000	995,503
Kimberly-Clark Corp.:
1.05%, 9/15/2027	398,000	392,269
2.40%, 6/1/2023	399,000	412,550
2.75%, 2/15/2026	909,000	977,111
3.05%, 8/15/2025	345,000	371,713
3.10%, 3/26/2030	1,185,000	1,297,694
Security Description	Principal Amount	Value
3.20%, 4/25/2029	$1,009,000	$1,106,399
3.95%, 11/1/2028	993,000	1,138,911
		12,955,302
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	1,526,000	2,287,672
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (c)	2,000	2,350
Aflac, Inc.:
1.13%, 3/15/2026	969,000	968,593
2.88%, 10/15/2026	180,000	193,455
3.25%, 3/17/2025	909,000	977,629
3.60%, 4/1/2030	850,000	950,665
3.63%, 11/15/2024	963,000	1,047,783
Alleghany Corp. 3.63%, 5/15/2030	822,000	902,038
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	306,000	333,112
Allstate Corp.:
0.75%, 12/15/2025	1,163,000	1,148,160
1.45%, 12/15/2030	940,000	896,704
3.15%, 6/15/2023	794,000	831,342
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	377,934
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,069,000	1,225,053
American Financial Group, Inc.:
3.50%, 8/15/2026	668,000	726,904
5.25%, 4/2/2030	626,000	760,164
American International Group, Inc.:
2.50%, 6/30/2025	1,182,000	1,237,696
3.40%, 6/30/2030	2,124,000	2,319,854
3.90%, 4/1/2026	2,462,000	2,727,847
4.13%, 2/15/2024	1,186,000	1,280,477
4.20%, 4/1/2028	1,240,000	1,412,943
4.25%, 3/15/2029	1,849,000	2,116,643
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	2,000	2,296
Aon Corp.:
2.20%, 11/15/2022	338,000	344,858
2.80%, 5/15/2030	1,278,000	1,335,740
3.75%, 5/2/2029	381,000	423,577
4.50%, 12/15/2028	845,000	978,417
8.21%, 1/1/2027	656,000	853,515
Aon Corp./Aon Global Holdings PLC 2.05%, 8/23/2031	1,215,000	1,187,164

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Aon PLC:
3.50%, 6/14/2024	$967,000	$1,031,973
3.88%, 12/15/2025	1,032,000	1,136,655
4.00%, 11/27/2023	1,106,000	1,176,983
Arch Capital Finance LLC 4.01%, 12/15/2026	784,000	881,812
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	469,000	506,093
Assurant, Inc.:
2.65%, 1/15/2032	1,099,000	1,089,790
3.70%, 2/22/2030	609,000	662,714
4.20%, 9/27/2023	1,225,000	1,304,968
4.90%, 3/27/2028	1,233,000	1,425,989
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	1,088,000	1,141,595
5.00%, 7/1/2024 (a)	635,000	703,205
Athene Holding, Ltd.:
3.50%, 1/15/2031	858,000	920,891
4.13%, 1/12/2028	1,344,000	1,492,700
6.15%, 4/3/2030	855,000	1,077,283
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	374,000	478,507
AXA SA 8.60%, 12/15/2030	1,247,000	1,862,569
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	557,000	612,455
5 year CMT + 3.19%, 4.90%, 1/15/2040 (a) (c)	400,000	425,952
AXIS Specialty Finance PLC 4.00%, 12/6/2027	983,000	1,098,807
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	883,000	850,020
1.85%, 3/12/2030	787,000	784,639
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	2,572,000	2,653,301
3.00%, 2/11/2023	372,000	385,481
3.13%, 3/15/2026	3,248,000	3,522,911
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	1,359,000	1,486,393
5.63%, 5/15/2030	1,282,000	1,549,451
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,304,000	1,299,710
4.20%, 9/15/2024	1,113,000	1,210,844
4.50%, 3/15/2029	746,000	852,939
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	898,000	849,921
2.70%, 3/13/2023	1,083,000	1,120,407
2.88%, 11/3/2022	815,000	833,729
3.15%, 3/15/2025	663,000	711,929
3.35%, 5/15/2024	815,000	872,156
3.35%, 5/3/2026	1,833,000	1,998,392
Cincinnati Financial Corp. 6.92%, 5/15/2028	548,000	712,099
Security Description	Principal Amount	Value
CNA Financial Corp.:
2.05%, 8/15/2030	$1,118,000	$1,097,160
3.90%, 5/1/2029	247,000	275,635
3.95%, 5/15/2024	1,014,000	1,089,442
4.50%, 3/1/2026	531,000	596,063
CNO Financial Group, Inc.:
5.25%, 5/30/2025	933,000	1,049,504
5.25%, 5/30/2029	1,086,000	1,275,963
Enstar Group, Ltd.:
3.10%, 9/1/2031	733,000	721,961
4.95%, 6/1/2029	818,000	926,303
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,037,000	1,088,083
4.35%, 4/20/2028	1,807,000	2,057,251
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (b)	1,056,000	1,096,508
4.63%, 4/29/2030	1,197,000	1,349,330
4.85%, 4/17/2028	1,010,000	1,153,036
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,192,000	1,186,755
3.40%, 6/15/2030	1,141,000	1,225,925
4.50%, 8/15/2028	645,000	734,210
First American Financial Corp.:
2.40%, 8/15/2031	771,000	751,617
4.00%, 5/15/2030	1,053,000	1,159,153
4.60%, 11/15/2024	292,000	320,534
Globe Life, Inc.:
2.15%, 8/15/2030	1,079,000	1,069,904
4.55%, 9/15/2028	1,115,000	1,291,772
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	60,000	60,115
4.50%, 4/15/2026	824,000	923,111
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	1,307,000	1,365,266
Kemper Corp.:
2.40%, 9/30/2030	1,019,000	1,009,839
4.35%, 2/15/2025	396,000	430,397
Lincoln National Corp.:
3.05%, 1/15/2030	942,000	1,003,974
3.35%, 3/9/2025	566,000	608,733
3.40%, 1/15/2031	1,171,000	1,272,573
3.63%, 12/12/2026	519,000	570,765
3.80%, 3/1/2028	726,000	808,357
4.00%, 9/1/2023	1,224,000	1,304,196
Loews Corp.:
2.63%, 5/15/2023	1,074,000	1,106,983
3.20%, 5/15/2030	775,000	831,591
3.75%, 4/1/2026	917,000	1,010,992
Manulife Financial Corp.:
2.48%, 5/19/2027	916,000	959,455
4.15%, 3/4/2026	1,381,000	1,544,718

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	$577,000	$632,305
Markel Corp.:
3.35%, 9/17/2029	738,000	800,516
3.50%, 11/1/2027 (a)	498,000	544,483
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	852,000	856,660
3.30%, 3/14/2023	902,000	936,222
3.50%, 6/3/2024	1,163,000	1,241,212
3.50%, 3/10/2025	1,097,000	1,180,822
3.75%, 3/14/2026	476,000	523,890
3.88%, 3/15/2024	1,211,000	1,301,922
4.38%, 3/15/2029	1,815,000	2,107,705
Mercury General Corp. 4.40%, 3/15/2027	998,000	1,126,772
MetLife, Inc.:
3.00%, 3/1/2025	1,243,000	1,324,454
3.60%, 4/10/2024 (a)	1,258,000	1,351,696
3.60%, 11/13/2025	962,000	1,052,601
4.55%, 3/23/2030	1,221,000	1,451,012
Series D, 4.37%, 9/15/2023	607,000	652,859
Munich Re America Corp. Series B, 7.45%, 12/15/2026	10,000	12,892
Old Republic International Corp.:
3.88%, 8/26/2026	948,000	1,049,616
4.88%, 10/1/2024	692,000	768,514
PartnerRe Finance B LLC 3.70%, 7/2/2029	938,000	1,034,126
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,143,000	1,132,061
3.10%, 11/15/2026	901,000	968,728
3.13%, 5/15/2023	588,000	612,537
3.40%, 5/15/2025	993,000	1,067,048
3.70%, 5/15/2029	1,004,000	1,121,267
Progressive Corp.:
2.45%, 1/15/2027	591,000	628,162
3.20%, 3/26/2030	497,000	541,864
4.00%, 3/1/2029	40,000	45,659
6.63%, 3/1/2029	47,000	61,428
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	575,000	622,305
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (c)	995,000	1,161,225
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	584,000	645,816
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	475,000	511,870
Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	$1,874,000	$1,991,781
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (c)	2,657,000	2,784,323
Series MTN, 1.50%, 3/10/2026 (a)	835,000	847,066
Series MTN, 2.10%, 3/10/2030 (a)	1,173,000	1,186,231
Series MTN, 3.88%, 3/27/2028	1,322,000	1,496,425
Prudential PLC 3.13%, 4/14/2030	648,000	698,687
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,135,000	1,206,267
3.90%, 5/15/2029	978,000	1,090,353
3.95%, 9/15/2026	310,000	342,727
Series MTN, 4.70%, 9/15/2023	344,000	370,223
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	452,000	491,853
3.70%, 4/1/2025	207,000	223,024
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	1,162,000	1,270,508
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	55,000	57,195
Swiss Re America Holding Corp. 7.00%, 2/15/2026	455,000	563,031
Trinity Acquisition PLC 4.40%, 3/15/2026	793,000	885,686
Unum Group:
4.00%, 3/15/2024	1,117,000	1,197,826
4.00%, 6/15/2029 (a)	892,000	990,093
Voya Financial, Inc.:
3.13%, 7/15/2024	511,000	541,757
3.65%, 6/15/2026	945,000	1,037,459
Willis North America, Inc.:
2.95%, 9/15/2029	1,164,000	1,216,333
3.60%, 5/15/2024	1,070,000	1,140,984
4.50%, 9/15/2028	1,148,000	1,311,647
XLIT, Ltd. 4.45%, 3/31/2025	1,088,000	1,207,060
		160,121,810
INTERNET — 1.7%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	1,776,000	1,707,482
2.80%, 6/6/2023	748,000	772,893
3.40%, 12/6/2027	3,809,000	4,085,038
3.60%, 11/28/2024	2,813,000	3,018,630
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	1,263,000	1,245,179
0.80%, 8/15/2027	1,004,000	979,432
1.10%, 8/15/2030 (a)	2,693,000	2,544,562

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 8/15/2026	$2,602,000	$2,718,700
3.38%, 2/25/2024 (a)	1,192,000	1,273,747
Amazon.com, Inc.:
0.25%, 5/12/2023	1,524,000	1,523,375
0.40%, 6/3/2023	2,689,000	2,695,104
0.45%, 5/12/2024	2,836,000	2,830,640
0.80%, 6/3/2025	1,385,000	1,382,618
1.00%, 5/12/2026 (a)	3,366,000	3,362,600
1.20%, 6/3/2027 (a)	1,774,000	1,768,447
1.50%, 6/3/2030 (a)	1,840,000	1,788,627
1.65%, 5/12/2028	2,186,000	2,203,947
2.10%, 5/12/2031	3,405,000	3,448,856
2.40%, 2/22/2023	1,007,000	1,034,703
2.50%, 11/29/2022	1,248,000	1,273,085
2.80%, 8/22/2024	2,164,000	2,293,732
3.15%, 8/22/2027	5,748,000	6,319,466
3.80%, 12/5/2024	1,547,000	1,688,318
5.20%, 12/3/2025	2,266,000	2,632,661
Baidu, Inc.:
1.63%, 2/23/2027	1,124,000	1,112,232
1.72%, 4/9/2026	889,000	890,814
2.38%, 10/9/2030 (a)	724,000	710,649
2.38%, 8/23/2031 (a)	952,000	920,289
3.08%, 4/7/2025 (a)	824,000	864,549
3.43%, 4/7/2030	714,000	757,276
3.50%, 11/28/2022	1,207,000	1,243,512
3.63%, 7/6/2027	884,000	967,043
3.88%, 9/29/2023	1,129,000	1,192,122
4.13%, 6/30/2025	907,000	989,873
4.38%, 5/14/2024	1,197,000	1,295,788
4.38%, 3/29/2028	604,000	675,737
4.88%, 11/14/2028	611,000	707,196
Booking Holdings, Inc.:
2.75%, 3/15/2023	1,313,000	1,356,211
3.55%, 3/15/2028	601,000	666,665
3.60%, 6/1/2026	1,286,000	1,415,127
3.65%, 3/15/2025	702,000	761,817
4.63%, 4/13/2030	1,771,000	2,106,162
E*TRADE Financial Corp.:
3.80%, 8/24/2027	957,000	1,062,749
4.50%, 6/20/2028	1,108,000	1,269,724
eBay, Inc.:
1.40%, 5/10/2026	763,000	765,152
1.90%, 3/11/2025	944,000	971,924
2.60%, 5/10/2031	449,000	458,101
2.70%, 3/11/2030	622,000	646,308
2.75%, 1/30/2023	1,432,000	1,473,428
3.45%, 8/1/2024	1,259,000	1,345,745
3.60%, 6/5/2027	1,250,000	1,381,050
Expedia Group, Inc.:
2.95%, 3/15/2031	1,274,000	1,290,511
3.25%, 2/15/2030	1,210,000	1,251,951
3.60%, 12/15/2023	837,000	885,864
3.80%, 2/15/2028	387,000	419,972
4.50%, 8/15/2024	1,004,000	1,090,485
Security Description	Principal Amount	Value
4.63%, 8/1/2027 (b)	$400,000	$453,588
4.63%, 8/1/2027	859,000	974,080
5.00%, 2/15/2026	1,527,000	1,724,670
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,028,000	1,079,040
3.88%, 4/29/2026	641,000	694,145
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	286,047
Tencent Music Entertainment Group:
1.38%, 9/3/2025	404,000	395,585
2.00%, 9/3/2030 (a)	1,150,000	1,082,955
VeriSign, Inc.:
2.70%, 6/15/2031	841,000	855,331
4.75%, 7/15/2027	1,122,000	1,182,869
5.25%, 4/1/2025	274,000	308,562
Weibo Corp.:
3.38%, 7/8/2030	700,000	699,951
3.50%, 7/5/2024	984,000	1,028,359
		98,303,050
INVESTMENT COMPANY SECURITY — 0.9%
Ares Capital Corp.:
2.15%, 7/15/2026	904,000	905,935
2.88%, 6/15/2028 (a)	1,475,000	1,497,361
3.25%, 7/15/2025	2,094,000	2,199,831
3.50%, 2/10/2023 (a)	1,092,000	1,129,270
3.88%, 1/15/2026	1,122,000	1,199,519
4.20%, 6/10/2024	1,387,000	1,488,542
4.25%, 3/1/2025	1,109,000	1,191,343
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,190,000	1,213,110
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	1,063,000	1,086,971
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	837,000	827,609
2.75%, 9/16/2026	975,000	997,103
2.85%, 9/30/2028 (b)	1,800,000	1,795,806
3.63%, 1/15/2026	1,314,000	1,387,518
3.65%, 7/14/2023	978,000	1,019,927
Business Development Corp. of America 3.25%, 3/30/2026	1,196,000	1,210,771
FS KKR Capital Corp.:
2.63%, 1/15/2027	716,000	717,726
3.40%, 1/15/2026	1,123,000	1,172,973
4.13%, 2/1/2025	1,162,000	1,241,539
4.63%, 7/15/2024	851,000	918,901
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	590,000	605,281
3.75%, 2/10/2025	1,191,000	1,263,318
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,104,000	1,086,899
2.50%, 8/24/2026	1,187,000	1,196,603

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 4/15/2024	$811,000	$847,665
Main Street Capital Corp.:
3.00%, 7/14/2026	3,416,000	3,482,954
5.20%, 5/1/2024	1,144,000	1,239,455
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	668,000	670,645
3.50%, 2/25/2025	769,000	805,328
Owl Rock Capital Corp.:
2.63%, 1/15/2027	1,329,000	1,329,252
2.88%, 6/11/2028	891,000	888,692
3.40%, 7/15/2026	1,301,000	1,354,861
3.75%, 7/22/2025	1,299,000	1,367,042
4.00%, 3/30/2025	967,000	1,021,964
4.25%, 1/15/2026	696,000	747,100
5.25%, 4/15/2024	454,000	494,783
OWL Rock Core Income Corp. 3.13%, 9/23/2026 (b)	2,645,000	2,613,445
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	734,000	737,318
Prospect Capital Corp.:
3.36%, 11/15/2026	1,025,000	1,040,877
3.44%, 10/15/2028	2,650,000	2,576,330
3.71%, 1/22/2026	387,000	398,393
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	1,134,000	1,146,723
3.88%, 11/1/2024	1,053,000	1,121,277
		51,237,960
IRON/STEEL — 0.3%
ArcelorMittal SA 4.25%, 7/16/2029	1,000	1,099
Nucor Corp.:
2.00%, 6/1/2025	1,320,000	1,358,425
2.70%, 6/1/2030	190,000	197,980
3.95%, 5/1/2028 (a)	732,000	822,314
4.00%, 8/1/2023	219,000	231,192
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	603,000	601,559
2.15%, 8/15/2030	994,000	971,585
4.50%, 4/15/2023	1,285,000	1,348,492
Steel Dynamics, Inc.:
1.65%, 10/15/2027	945,000	935,002
2.40%, 6/15/2025	1,222,000	1,271,894
2.80%, 12/15/2024	593,000	625,194
3.25%, 1/15/2031	706,000	752,540
3.45%, 4/15/2030	1,062,000	1,145,356
5.00%, 12/15/2026	1,027,000	1,061,826
Vale Overseas, Ltd.:
3.75%, 7/8/2030	1,704,000	1,765,259
6.25%, 8/10/2026	2,638,000	3,127,560
		16,217,277
Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (e)
Brunswick Corp.:
0.85%, 8/18/2024	$1,050,000	$1,049,548
2.40%, 8/18/2031	531,000	511,873
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	939,000	1,001,998
		2,563,419
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,178,000	1,256,255
3.70%, 1/15/2031	275,000	294,539
Hyatt Hotels Corp.:
1.30%, 10/1/2023 (f)	825,000	826,089
1.80%, 10/1/2024 (f)	930,000	932,130
3.38%, 7/15/2023	919,000	953,729
4.38%, 9/15/2028	1,178,000	1,287,589
4.85%, 3/15/2026	1,107,000	1,230,641
5.38%, 4/23/2025	518,000	578,528
5.75%, 4/23/2030	1,094,000	1,310,218
Las Vegas Sands Corp.:
2.90%, 6/25/2025	1,403,000	1,409,931
3.20%, 8/8/2024	1,938,000	1,989,686
3.50%, 8/18/2026	915,000	936,685
3.90%, 8/8/2029 (a)	431,000	439,430
Marriott International, Inc.:
3.60%, 4/15/2024	1,144,000	1,216,964
3.75%, 3/15/2025	1,265,000	1,353,575
3.75%, 10/1/2025	1,273,000	1,372,256
Series AA, 4.65%, 12/1/2028	399,000	453,025
Series EE, 5.75%, 5/1/2025	1,291,000	1,477,846
Series FF, 4.63%, 6/15/2030	1,028,000	1,175,847
Series HH, 2.85%, 4/15/2031	1,193,000	1,204,310
Series R, 3.13%, 6/15/2026	353,000	377,209
Series X, 4.00%, 4/15/2028	565,000	620,997
Series Z, 4.15%, 12/1/2023 (a)	665,000	708,511
Sands China, Ltd.:
2.30%, 3/8/2027 (b)	760,000	735,475
2.85%, 3/8/2029 (a) (b)	1,065,000	1,025,265
3.25%, 8/8/2031 (a) (b)	1,140,000	1,101,035
3.80%, 1/8/2026	1,140,000	1,174,656
4.38%, 6/18/2030	981,000	1,023,909
5.13%, 8/8/2025	1,765,000	1,900,199
5.40%, 8/8/2028	2,409,000	2,663,511
		33,030,040

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	$1,195,000	$1,195,550
0.65%, 7/7/2023	1,088,000	1,094,267
0.90%, 3/2/2026	889,000	881,070
2.40%, 8/9/2026	552,000	584,231
Series MTN, 0.45%, 9/14/2023	963,000	964,570
Series MTN, 0.45%, 5/17/2024	1,099,000	1,095,890
Series MTN, 0.60%, 9/13/2024	1,980,000	1,979,426
Series MTN, 0.80%, 11/13/2025 (a)	1,213,000	1,204,157
Series MTN, 1.10%, 9/14/2027	692,000	684,616
Series MTN, 1.15%, 9/14/2026	1,980,000	1,976,139
Series MTN, 1.45%, 5/15/2025	394,000	400,962
Series MTN, 2.15%, 11/8/2024	1,066,000	1,113,533
Series MTN, 2.55%, 11/29/2022	896,000	919,457
Series MTN, 2.63%, 3/1/2023 (a)	1,168,000	1,205,808
Series MTN, 2.85%, 5/17/2024	1,270,000	1,342,885
Series MTN, 3.25%, 12/1/2024	1,174,000	1,270,280
Series MTN, 3.30%, 6/9/2024	256,000	274,481
Series MTN, 3.45%, 5/15/2023	1,081,000	1,135,418
Series MTN, 3.65%, 12/7/2023	722,000	772,381
Series MTN, 3.75%, 11/24/2023	705,000	755,964
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	728,000	724,200
2.60%, 9/19/2029	785,000	827,084
2.60%, 4/9/2030	1,153,000	1,212,818
3.40%, 5/15/2024	1,014,000	1,083,043
Oshkosh Corp.:
3.10%, 3/1/2030	32,000	33,626
4.60%, 5/15/2028	1,202,000	1,374,535
		26,106,391
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,003,000	998,236
1.88%, 1/15/2026	809,000	820,593
1.95%, 7/2/2023	1,304,000	1,333,314
4.20%, 1/15/2024	728,000	781,639
CNH Industrial NV:
4.50%, 8/15/2023	1,061,000	1,134,220
Security Description	Principal Amount	Value
Series MTN, 3.85%, 11/15/2027 (a)	$790,000	$879,554
Crane Co. 4.45%, 12/15/2023	242,000	259,584
Deere & Co.:
2.75%, 4/15/2025	693,000	733,707
3.10%, 4/15/2030	1,042,000	1,132,571
5.38%, 10/16/2029	797,000	1,004,411
7.13%, 3/3/2031	397,000	563,490
Dover Corp.:
2.95%, 11/4/2029	392,000	416,810
3.15%, 11/15/2025	600,000	644,262
Flowserve Corp.:
2.80%, 1/15/2032	760,000	752,476
3.50%, 9/15/2022	759,000	775,281
3.50%, 10/1/2030	755,000	791,406
4.00%, 11/15/2023	58,000	61,399
IDEX Corp.:
2.63%, 6/15/2031	625,000	635,219
3.00%, 5/1/2030	1,017,000	1,069,467
John Deere Capital Corp.:
1.05%, 6/17/2026 (a)	574,000	570,963
1.45%, 1/15/2031	604,000	576,663
2.00%, 6/17/2031	1,124,000	1,123,562
2.80%, 1/27/2023	1,062,000	1,096,812
3.65%, 10/12/2023	1,194,000	1,272,852
0.63%, 9/10/2024	545,000	545,240
Series GMTN, 3.45%, 6/7/2023	1,146,000	1,205,787
Series MTN, 0.25%, 1/17/2023	717,000	716,907
Series MTN, 0.40%, 10/10/2023	1,168,000	1,168,420
Series MTN, 0.45%, 1/17/2024	478,000	477,512
Series MTN, 0.45%, 6/7/2024	766,000	763,870
Series MTN, 0.70%, 7/5/2023	838,000	842,978
Series MTN, 0.70%, 1/15/2026 (a)	377,000	371,009
Series MTN, 1.20%, 4/6/2023	947,000	959,822
Series MTN, 1.50%, 3/6/2028	890,000	884,687
Series MTN, 1.75%, 3/9/2027 (a)	708,000	724,079
Series MTN, 2.05%, 1/9/2025	821,000	852,994
Series MTN, 2.25%, 9/14/2026	1,110,000	1,165,345
Series MTN, 2.45%, 1/9/2030	1,115,000	1,159,656
Series MTN, 2.60%, 3/7/2024	573,000	601,598
Series MTN, 2.65%, 6/24/2024	1,066,000	1,125,334

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/10/2026	$986,000	$1,054,211
Series MTN, 2.70%, 1/6/2023	1,145,000	1,179,350
Series MTN, 2.80%, 3/6/2023	590,000	611,140
Series MTN, 2.80%, 9/8/2027	818,000	881,779
Series MTN, 2.80%, 7/18/2029	882,000	943,405
Series MTN, 3.05%, 1/6/2028	893,000	970,110
Series MTN, 3.35%, 6/12/2024	1,168,000	1,254,303
Series MTN, 3.40%, 9/11/2025	542,000	591,203
Series MTN, 3.45%, 1/10/2024	663,000	706,745
Series MTN, 3.45%, 3/13/2025	1,008,000	1,094,718
Series MTN, 3.45%, 3/7/2029	400,000	444,676
nVent Finance Sarl:
3.95%, 4/15/2023	624,000	649,035
4.55%, 4/15/2028	942,000	1,034,448
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,509,000	1,558,510
2.29%, 4/5/2027	954,000	991,072
2.57%, 2/15/2030	1,818,000	1,866,086
Rockwell Automation, Inc.:
0.35%, 8/15/2023	539,000	539,151
1.75%, 8/15/2031	544,000	530,389
2.88%, 3/1/2025	25,000	26,432
3.50%, 3/1/2029	458,000	509,910
Wabtec Corp. 3.45%, 11/15/2026	1,321,000	1,415,584
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,198,000	1,271,198
4.40%, 3/15/2024	469,000	504,330
4.95%, 9/15/2028	1,520,000	1,749,292
Xylem, Inc.:
1.95%, 1/30/2028	928,000	931,833
2.25%, 1/30/2031 (a)	252,000	251,902
3.25%, 11/1/2026	1,073,000	1,165,804
		57,720,345
MEDIA — 2.1%
CBS Corp. 3.50%, 1/15/2025	1,176,000	1,259,425
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029 (f)	2,135,000	2,133,847
2.80%, 4/1/2031	1,962,000	1,970,652
3.75%, 2/15/2028	580,000	635,042
Security Description	Principal Amount	Value
4.20%, 3/15/2028	$1,673,000	$1,869,511
4.91%, 7/23/2025	5,883,000	6,613,080
5.05%, 3/30/2029	1,636,000	1,910,619
Class USD, 4.50%, 2/1/2024	1,389,000	1,502,440
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,355,000	1,493,522
Comcast Corp.:
1.50%, 2/15/2031 (a)	4,495,000	4,255,327
1.95%, 1/15/2031	1,475,000	1,450,264
2.35%, 1/15/2027	1,006,000	1,053,715
2.65%, 2/1/2030	1,851,000	1,930,723
3.10%, 4/1/2025	834,000	892,230
3.15%, 3/1/2026	2,110,000	2,279,939
3.15%, 2/15/2028	2,118,000	2,300,783
3.30%, 2/1/2027	1,678,000	1,831,822
3.30%, 4/1/2027	638,000	698,553
3.38%, 2/15/2025	1,232,000	1,326,112
3.38%, 8/15/2025	1,407,000	1,524,991
3.40%, 4/1/2030	2,041,000	2,242,283
3.55%, 5/1/2028	1,189,000	1,319,279
3.60%, 3/1/2024	2,654,000	2,845,858
3.70%, 4/15/2024	2,534,000	2,725,089
3.95%, 10/15/2025	4,322,000	4,795,994
4.15%, 10/15/2028	5,392,000	6,204,952
4.25%, 10/15/2030	1,555,000	1,813,223
Discovery Communications LLC:
2.95%, 3/20/2023	695,000	718,908
3.45%, 3/15/2025	997,000	1,064,946
3.63%, 5/15/2030 (a)	1,190,000	1,291,364
3.80%, 3/13/2024	50,000	53,304
3.90%, 11/15/2024	980,000	1,060,576
3.95%, 6/15/2025	985,000	1,073,620
3.95%, 3/20/2028	1,391,000	1,541,381
4.13%, 5/15/2029	1,178,000	1,317,416
4.90%, 3/11/2026	1,029,000	1,169,747
Fox Corp.:
3.05%, 4/7/2025	934,000	994,327
4.03%, 1/25/2024	1,239,000	1,328,951
4.71%, 1/25/2029	2,481,000	2,891,109
FOX Corp. 3.50%, 4/8/2030 (a)	1,053,000	1,147,096
Grupo Televisa SAB:
4.63%, 1/30/2026	878,000	970,032
6.63%, 3/18/2025	745,000	869,445
TCI Communications, Inc.:
7.13%, 2/15/2028	930,000	1,223,266
7.88%, 2/15/2026	876,000	1,115,796
Thomson Reuters Corp.:
3.35%, 5/15/2026	577,000	623,420
4.30%, 11/23/2023	1,058,000	1,131,732

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	$1,269,000	$1,409,085
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,198,000	1,289,371
Series GMTN, 3.15%, 9/17/2025	846,000	913,308
Series MTN, 1.85%, 7/30/2026	1,062,000	1,091,895
Series MTN, 2.35%, 12/1/2022	1,139,000	1,165,277
ViacomCBS, Inc.:
2.90%, 1/15/2027	985,000	1,045,479
3.38%, 2/15/2028 (a)	994,000	1,083,311
3.70%, 8/15/2024	1,263,000	1,356,323
3.70%, 6/1/2028	963,000	1,066,079
3.88%, 4/1/2024	1,203,000	1,283,818
4.00%, 1/15/2026	960,000	1,057,949
4.20%, 6/1/2029	920,000	1,049,140
4.75%, 5/15/2025	1,424,000	1,598,141
4.95%, 1/15/2031 (a)	1,190,000	1,425,013
7.88%, 7/30/2030	928,000	1,311,756
Walt Disney Co.:
1.75%, 8/30/2024	1,398,000	1,441,646
1.75%, 1/13/2026	1,654,000	1,696,739
2.00%, 9/1/2029	2,661,000	2,686,652
2.20%, 1/13/2028	1,079,000	1,114,769
2.65%, 1/13/2031	2,852,000	2,980,910
3.35%, 3/24/2025	2,337,000	2,522,137
3.38%, 11/15/2026	1,087,000	1,191,895
3.70%, 9/15/2024	924,000	999,482
3.70%, 10/15/2025	607,000	664,635
3.70%, 3/23/2027	1,246,000	1,390,362
3.80%, 3/22/2030	1,107,000	1,258,770
4.00%, 10/1/2023	375,000	401,314
		118,960,967
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	590,000	603,393
3.25%, 6/15/2025	1,281,000	1,379,560
Timken Co.:
3.88%, 9/1/2024	742,000	792,694
4.50%, 12/15/2028 (a)	245,000	274,025
		3,049,672
MINING — 0.3%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (a)	1,175,000	1,204,152
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023 (a)	996,000	1,064,445
6.42%, 3/1/2026	664,000	806,747
Kinross Gold Corp.:
4.50%, 7/15/2027	675,000	775,541
5.95%, 3/15/2024	1,147,000	1,269,603
Security Description	Principal Amount	Value
Newmont Corp.:
2.25%, 10/1/2030	$968,000	$963,131
2.80%, 10/1/2029	1,247,000	1,298,314
3.70%, 3/15/2023	237,000	245,620
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	33,000	46,400
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	1,757,000	1,920,471
7.13%, 7/15/2028	1,152,000	1,535,455
Southern Copper Corp.:
3.50%, 11/8/2022	622,000	642,041
3.88%, 4/23/2025	1,122,000	1,217,807
Teck Resources, Ltd. 3.90%, 7/15/2030 (a)	1,196,000	1,298,964
Yamana Gold, Inc. 2.63%, 8/15/2031 (b)	529,000	515,547
		14,804,238
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
1.75%, 2/14/2023	1,110,000	1,130,901
2.00%, 2/14/2025 (a)	1,105,000	1,141,587
2.38%, 8/26/2029	1,060,000	1,098,075
2.65%, 4/15/2025	1,342,000	1,416,400
2.88%, 10/15/2027	479,000	518,120
3.05%, 4/15/2030	823,000	889,038
Series MTN, 2.25%, 3/15/2023	1,103,000	1,131,954
Series MTN, 2.25%, 9/19/2026 (a)	1,226,000	1,286,589
Series MTN, 3.00%, 8/7/2025	1,003,000	1,078,616
Series MTN, 3.25%, 2/14/2024	994,000	1,055,042
Series MTN, 3.38%, 3/1/2029	1,035,000	1,140,570
Series MTN, 3.63%, 9/14/2028	964,000	1,080,509
Carlisle Cos., Inc.:
0.55%, 9/1/2023	290,000	289,814
2.75%, 3/1/2030	999,000	1,030,528
3.50%, 12/1/2024	1,002,000	1,073,633
3.75%, 11/15/2022	180,000	185,054
3.75%, 12/1/2027	710,000	784,926
Eaton Corp. 3.10%, 9/15/2027	868,000	940,469
General Electric Co.:
2.70%, 10/9/2022	32,000	32,751
3.38%, 3/11/2024	613,000	652,036
3.45%, 5/1/2027	911,500	1,000,481
3.63%, 5/1/2030 (a)	1,497,000	1,663,960
Class MTN, 5.55%, 1/5/2026	1,024,000	1,198,121
Series GMTN, 3.10%, 1/9/2023	332,000	343,281
Series GMTN, 3.45%, 5/15/2024	1,049,000	1,115,381

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	$1,280,000	$1,369,818
3.50%, 3/1/2024	1,133,000	1,205,648
Parker-Hannifin Corp.:
2.70%, 6/14/2024	1,019,000	1,069,879
3.25%, 3/1/2027	1,034,000	1,120,908
3.25%, 6/14/2029	1,195,000	1,285,139
Series MTN, 3.30%, 11/21/2024	1,170,000	1,253,269
Pentair Finance Sarl 4.50%, 7/1/2029	1,126,000	1,290,002
Textron, Inc.:
2.45%, 3/15/2031	726,000	726,457
3.38%, 3/1/2028	20,000	21,563
3.65%, 3/15/2027	776,000	852,436
3.88%, 3/1/2025	1,056,000	1,142,856
3.90%, 9/17/2029	719,000	800,319
4.00%, 3/15/2026	396,000	437,109
4.30%, 3/1/2024	545,000	583,913
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	1,182,000	1,256,832
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	1,199,000	1,331,142
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	1,148,000	1,248,002
3.55%, 11/1/2024	618,000	663,985
3.80%, 3/21/2029	945,000	1,055,981
		41,993,094
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 4.07%, 3/17/2022	158,000	159,779
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	984,000	1,136,609
OIL & GAS — 3.5%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	529,000	514,463
2.75%, 5/10/2023	1,383,000	1,435,264
2.94%, 4/6/2023	3,820,000	3,963,441
3.02%, 1/16/2027	820,000	881,115
3.12%, 5/4/2026	961,000	1,038,341
3.19%, 4/6/2025	1,133,000	1,212,083
3.22%, 11/28/2023	1,207,000	1,272,214
3.22%, 4/14/2024	722,000	765,768
3.41%, 2/11/2026	603,000	657,342
3.54%, 4/6/2027	905,000	996,821
3.59%, 4/14/2027	872,000	961,929
3.63%, 4/6/2030	1,531,000	1,706,376
3.79%, 2/6/2024	850,000	909,798
3.80%, 9/21/2025	916,000	1,006,922
3.94%, 9/21/2028	1,192,000	1,343,515
Security Description	Principal Amount	Value
4.23%, 11/6/2028	$2,672,000	$3,066,254
BP Capital Markets PLC:
2.75%, 5/10/2023	1,072,000	1,111,911
3.28%, 9/19/2027	1,540,000	1,686,007
3.51%, 3/17/2025	630,000	682,441
3.54%, 11/4/2024	1,061,000	1,147,090
3.72%, 11/28/2028	1,442,000	1,607,051
3.81%, 2/10/2024	1,585,000	1,701,387
3.99%, 9/26/2023	1,869,000	1,999,643
Burlington Resources LLC 7.20%, 8/15/2031	100,000	142,081
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	1,169,000	1,197,395
2.95%, 1/15/2023	1,281,000	1,318,303
2.95%, 7/15/2030	863,000	892,541
3.80%, 4/15/2024	985,000	1,048,995
3.85%, 6/1/2027	1,194,000	1,307,263
3.90%, 2/1/2025	1,038,000	1,122,763
Cenovus Energy, Inc.:
2.65%, 1/15/2032	655,000	643,230
3.80%, 9/15/2023	6,000	6,313
4.25%, 4/15/2027	693,000	770,373
4.40%, 4/15/2029	1,391,000	1,558,546
5.38%, 7/15/2025	1,085,000	1,228,415
Chevron Corp.:
1.14%, 5/11/2023	1,470,000	1,489,816
1.55%, 5/11/2025	2,656,000	2,715,521
2.00%, 5/11/2027	1,159,000	1,195,601
2.24%, 5/11/2030 (a)	1,667,000	1,709,158
2.36%, 12/5/2022	2,532,000	2,581,020
2.57%, 5/16/2023	769,000	793,570
2.90%, 3/3/2024	1,151,000	1,213,603
2.95%, 5/16/2026	2,663,000	2,869,516
3.19%, 6/24/2023	2,472,000	2,576,566
3.33%, 11/17/2025	1,222,000	1,329,084
Chevron USA, Inc.:
0.43%, 8/11/2023	1,194,000	1,196,651
0.69%, 8/12/2025	1,319,000	1,304,636
1.02%, 8/12/2027	1,287,000	1,258,583
3.25%, 10/15/2029	1,222,000	1,337,613
3.85%, 1/15/2028	869,000	981,414
3.90%, 11/15/2024	1,076,000	1,175,067
Cimarex Energy Co.:
3.90%, 5/15/2027	1,304,000	1,427,619
4.38%, 6/1/2024	1,185,000	1,277,667
4.38%, 3/15/2029	1,084,000	1,222,665
Concho Resources, Inc. 3.75%, 10/1/2027	379,000	396,813
ConocoPhillips:
2.40%, 2/15/2031 (b)	999,000	1,014,864
3.75%, 10/1/2027 (b)	1,255,000	1,399,890
4.30%, 8/15/2028 (a) (b)	848,000	975,887
ConocoPhillips Co.:
2.40%, 12/15/2022	552,000	562,483

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 11/15/2024	$1,148,000	$1,233,882
4.95%, 3/15/2026	925,000	1,063,380
6.95%, 4/15/2029	2,303,000	3,085,467
Devon Energy Corp.:
4.50%, 1/15/2030 (b)	878,000	955,580
5.25%, 9/15/2024 (b)	795,000	879,699
5.25%, 10/15/2027 (b)	1,140,000	1,211,398
5.85%, 12/15/2025	1,209,000	1,399,043
5.88%, 6/15/2028 (b)	1,217,000	1,338,834
Diamondback Energy, Inc.:
0.90%, 3/24/2023	1,443,000	1,443,014
2.88%, 12/1/2024	522,000	547,635
3.13%, 3/24/2031	905,000	938,385
3.25%, 12/1/2026	251,000	268,291
3.50%, 12/1/2029	890,000	952,104
4.75%, 5/31/2025	967,000	1,079,143
Enbridge, Inc.:
0.55%, 10/4/2023	1,200,000	1,200,756
1.60%, 10/4/2026	1,265,000	1,270,300
Eni USA, Inc. 7.30%, 11/15/2027	1,102,000	1,424,390
EOG Resources, Inc.:
2.63%, 3/15/2023	1,514,000	1,555,363
3.15%, 4/1/2025	937,000	1,000,763
4.15%, 1/15/2026	1,221,000	1,362,612
4.38%, 4/15/2030 (a)	1,291,000	1,507,243
Exxon Mobil Corp.:
1.57%, 4/15/2023	4,136,000	4,215,949
2.02%, 8/16/2024	910,000	945,681
2.28%, 8/16/2026	822,000	863,330
2.44%, 8/16/2029	2,651,000	2,761,096
2.61%, 10/15/2030	4,121,000	4,316,253
2.71%, 3/6/2025	2,141,000	2,257,535
2.73%, 3/1/2023	1,198,000	1,234,144
2.99%, 3/19/2025	3,518,000	3,752,404
3.04%, 3/1/2026	2,861,000	3,087,219
3.18%, 3/15/2024	1,307,000	1,383,865
3.29%, 3/19/2027	859,000	942,658
3.48%, 3/19/2030	2,116,000	2,355,510
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (b)	430,000	431,243
4.65%, 3/15/2025	945,000	1,052,456
Hess Corp.:
3.50%, 7/15/2024	1,285,000	1,358,682
4.30%, 4/1/2027	716,000	794,330
7.30%, 8/15/2031	287,000	387,642
7.88%, 10/1/2029	372,000	503,595
HollyFrontier Corp.:
2.63%, 10/1/2023	254,000	262,344
4.50%, 10/1/2030	1,159,000	1,262,012
5.88%, 4/1/2026	1,157,000	1,327,033
Marathon Oil Corp. 4.40%, 7/15/2027 (a)	1,206,000	1,356,328
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,125,000	1,206,878
Security Description	Principal Amount	Value
3.80%, 4/1/2028	$1,232,000	$1,353,820
4.50%, 5/1/2023	1,662,000	1,756,551
4.70%, 5/1/2025	1,567,000	1,749,054
4.75%, 12/15/2023	783,000	845,969
5.13%, 12/15/2026	1,188,000	1,382,012
Phillips 66:
1.30%, 2/15/2026 (a)	1,104,000	1,098,005
2.15%, 12/15/2030 (a)	993,000	969,257
3.70%, 4/6/2023	1,178,000	1,233,755
3.85%, 4/9/2025	820,000	893,513
3.90%, 3/15/2028	959,000	1,063,713
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	674,000	674,532
0.75%, 1/15/2024	1,214,000	1,212,300
1.13%, 1/15/2026	1,119,000	1,105,315
1.90%, 8/15/2030	661,000	632,134
2.15%, 1/15/2031	1,321,000	1,282,850
4.45%, 1/15/2026 (a)	1,241,000	1,384,484
Shell International Finance B.V.:
0.38%, 9/15/2023	516,000	516,645
2.00%, 11/7/2024	1,481,000	1,538,196
2.25%, 1/6/2023 (a)	1,670,000	1,711,500
2.38%, 4/6/2025	2,222,000	2,323,545
2.38%, 11/7/2029	1,989,000	2,063,110
2.50%, 9/12/2026	1,290,000	1,367,581
2.75%, 4/6/2030 (a)	1,798,000	1,906,815
2.88%, 5/10/2026	1,614,000	1,739,101
3.25%, 5/11/2025	3,624,000	3,915,877
3.40%, 8/12/2023	1,345,000	1,420,643
3.50%, 11/13/2023	680,000	722,765
3.88%, 11/13/2028	1,437,000	1,633,380
Suncor Energy, Inc.:
2.80%, 5/15/2023	697,000	721,548
3.10%, 5/15/2025	929,000	988,586
Tosco Corp. 8.13%, 2/15/2030	253,000	361,691
TotalEnergies Capital International SA:
2.43%, 1/10/2025	853,000	890,984
2.70%, 1/25/2023	1,259,000	1,298,092
2.83%, 1/10/2030	1,410,000	1,502,778
3.46%, 2/19/2029	1,039,000	1,149,259
3.70%, 1/15/2024	1,622,000	1,736,967
3.75%, 4/10/2024	1,858,000	2,002,144
TotalEnergies Capital SA:
2.75%, 7/15/2023	1,688,000	1,759,740
3.88%, 10/11/2028	1,231,000	1,395,966
Valero Energy Corp.:
1.20%, 3/15/2024	1,349,000	1,361,519
2.15%, 9/15/2027	962,000	969,003
2.70%, 4/15/2023	915,000	944,573
2.85%, 4/15/2025	621,000	654,019
3.40%, 9/15/2026	1,276,000	1,373,589

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 3/15/2025	$955,000	$1,033,673
4.00%, 4/1/2029	1,469,000	1,616,091
4.35%, 6/1/2028	899,000	1,010,341
		202,951,155
OIL & GAS SERVICES — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,570,000	1,612,720
3.14%, 11/7/2029	905,000	970,097
3.34%, 12/15/2027	1,389,000	1,514,746
4.49%, 5/1/2030	557,000	651,317
Halliburton Co.:
2.92%, 3/1/2030 (a)	989,000	1,023,002
3.50%, 8/1/2023 (a)	787,000	824,343
3.80%, 11/15/2025	926,000	1,013,979
NOV, Inc. 3.60%, 12/1/2029 (a)	920,000	968,162
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	634,000	641,012
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,628,000	1,679,949
3.65%, 12/1/2023	1,647,000	1,746,051
		12,645,378
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (a)	971,000	1,119,825
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	459,000	468,621
2.69%, 5/25/2031	1,191,000	1,219,810
3.10%, 9/15/2026	444,000	472,767
Berry Global, Inc.:
0.95%, 2/15/2024 (b)	1,290,000	1,291,419
1.57%, 1/15/2026 (b)	1,728,000	1,728,639
1.65%, 1/15/2027 (b)	1,001,000	990,429
Packaging Corp. of America:
3.00%, 12/15/2029	1,165,000	1,229,925
3.40%, 12/15/2027	938,000	1,023,818
3.65%, 9/15/2024	635,000	682,441
4.50%, 11/1/2023	836,000	895,707
Sonoco Products Co. 3.13%, 5/1/2030 (a)	1,119,000	1,186,576
WestRock MWV LLC:
7.95%, 2/15/2031	8,000	11,356
8.20%, 1/15/2030	421,000	588,735
WestRock RKT LLC 4.00%, 3/1/2023	2,000	2,078
WRKCo, Inc.:
3.00%, 9/15/2024	1,156,000	1,223,823
3.38%, 9/15/2027	970,000	1,055,185
3.75%, 3/15/2025	1,196,000	1,293,689
3.90%, 6/1/2028	885,000	985,740
4.00%, 3/15/2028 (a)	602,000	672,741
Security Description	Principal Amount	Value
4.65%, 3/15/2026	$796,000	$903,086
4.90%, 3/15/2029 (a)	1,210,000	1,433,753
		20,480,163
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.30%, 11/21/2022	5,379,000	5,494,003
2.60%, 11/21/2024	4,914,000	5,165,449
2.80%, 3/15/2023	712,000	731,480
2.85%, 5/14/2023	1,605,000	1,660,421
2.90%, 11/6/2022	3,397,000	3,488,821
2.95%, 11/21/2026	4,865,000	5,212,847
3.20%, 11/6/2022	2,486,000	2,550,313
3.20%, 5/14/2026	2,434,000	2,623,657
3.20%, 11/21/2029	7,094,000	7,644,211
3.60%, 5/14/2025	5,103,000	5,524,202
3.75%, 11/14/2023	1,450,000	1,544,351
3.80%, 3/15/2025	3,206,000	3,482,774
3.85%, 6/15/2024	870,000	935,737
4.25%, 11/14/2028	1,921,000	2,200,717
AmerisourceBergen Corp.:
2.70%, 3/15/2031	1,269,000	1,296,487
2.80%, 5/15/2030 (a)	1,352,000	1,401,605
3.25%, 3/1/2025	987,000	1,051,451
3.40%, 5/15/2024	361,000	382,700
3.45%, 12/15/2027	1,176,000	1,283,498
Astrazeneca Finance LLC:
0.70%, 5/28/2024	1,553,000	1,555,097
1.20%, 5/28/2026	1,405,000	1,404,888
1.75%, 5/28/2028	1,569,000	1,578,288
2.25%, 5/28/2031 (a)	1,141,000	1,159,496
AstraZeneca PLC:
0.30%, 5/26/2023	2,222,000	2,221,311
0.70%, 4/8/2026	1,525,000	1,491,999
1.38%, 8/6/2030 (a)	1,924,000	1,831,071
3.13%, 6/12/2027	1,076,000	1,171,129
3.38%, 11/16/2025	2,287,000	2,493,996
3.50%, 8/17/2023 (a)	1,021,000	1,078,370
4.00%, 1/17/2029	1,441,000	1,645,795
Becton Dickinson & Co.:
1.96%, 2/11/2031	661,000	642,869
3.36%, 6/6/2024	1,013,000	1,076,849
3.70%, 6/6/2027	2,204,000	2,436,720
3.73%, 12/15/2024	1,492,000	1,613,046
Becton Dickinson and Co. 2.82%, 5/20/2030	1,171,000	1,225,744
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,716,000	1,716,257
0.75%, 11/13/2025	1,432,000	1,417,508
1.13%, 11/13/2027	1,335,000	1,315,282
1.45%, 11/13/2030	1,544,000	1,479,384
2.75%, 2/15/2023	3,579,000	3,689,806
2.90%, 7/26/2024	2,865,000	3,042,143
3.20%, 6/15/2026	1,999,000	2,179,490
3.25%, 2/20/2023	1,009,000	1,047,332
3.25%, 11/1/2023	785,000	832,343

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 2/27/2027	$851,000	$936,032
3.40%, 7/26/2029	4,875,000	5,402,670
3.45%, 11/15/2027	1,098,000	1,218,758
3.88%, 8/15/2025	2,289,000	2,523,142
3.90%, 2/20/2028	2,194,000	2,480,646
7.15%, 6/15/2023	30,000	33,390
Cardinal Health, Inc.:
3.08%, 6/15/2024	1,089,000	1,150,343
3.41%, 6/15/2027	1,326,000	1,444,173
3.50%, 11/15/2024	944,000	1,010,118
3.75%, 9/15/2025	1,187,000	1,291,575
Cigna Corp.:
0.61%, 3/15/2024	1,161,000	1,158,678
1.25%, 3/15/2026	1,065,000	1,062,327
2.38%, 3/15/2031 (a)	1,205,000	1,216,532
2.40%, 3/15/2030	1,906,000	1,938,078
3.00%, 7/15/2023	1,001,000	1,042,732
3.05%, 11/30/2022	1,117,000	1,148,723
3.05%, 10/15/2027	1,273,000	1,371,505
3.25%, 4/15/2025	553,000	591,174
3.40%, 3/1/2027	1,049,000	1,144,962
3.50%, 6/15/2024	627,000	669,649
3.75%, 7/15/2023	896,000	947,000
4.13%, 11/15/2025	2,367,000	2,629,287
4.38%, 10/15/2028	5,012,000	5,792,368
4.50%, 2/25/2026	942,000	1,061,530
CVS Health Corp.:
1.30%, 8/21/2027	2,748,000	2,704,774
1.75%, 8/21/2030	1,536,000	1,472,963
1.88%, 2/28/2031	2,758,000	2,660,974
2.13%, 9/15/2031	724,000	711,004
2.63%, 8/15/2024	1,527,000	1,604,388
2.75%, 12/1/2022	1,650,000	1,686,234
2.88%, 6/1/2026	2,723,000	2,900,785
3.00%, 8/15/2026	581,000	623,692
3.25%, 8/15/2029	2,022,000	2,174,277
3.38%, 8/12/2024	1,825,000	1,947,257
3.63%, 4/1/2027	1,235,000	1,362,366
3.70%, 3/9/2023	2,690,000	2,809,113
3.75%, 4/1/2030	1,602,000	1,780,238
3.88%, 7/20/2025	3,350,000	3,668,384
4.00%, 12/5/2023	728,000	775,553
4.10%, 3/25/2025	1,044,000	1,146,427
4.30%, 3/25/2028	6,794,000	7,747,062
4.75%, 12/1/2022	881,000	915,562
6.25%, 6/1/2027	874,000	1,076,751
Eli Lilly & Co.:
2.75%, 6/1/2025	219,000	231,818
3.10%, 5/15/2027	933,000	1,014,833
3.38%, 3/15/2029	562,000	623,674
5.50%, 3/15/2027	799,000	968,332
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	1,540,000	1,542,603
3.00%, 6/1/2024	944,000	1,000,942
3.38%, 6/1/2029	1,936,000	2,130,103
Security Description	Principal Amount	Value
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	$2,074,000	$2,149,058
3.38%, 5/15/2023	1,071,000	1,123,350
3.63%, 5/15/2025	446,000	487,184
3.88%, 5/15/2028	1,679,000	1,900,729
Johnson & Johnson:
0.95%, 9/1/2027	1,835,000	1,806,484
1.30%, 9/1/2030	2,121,000	2,045,471
2.05%, 3/1/2023	893,000	913,655
2.45%, 3/1/2026	2,540,000	2,691,994
2.63%, 1/15/2025	688,000	727,127
2.90%, 1/15/2028	3,452,000	3,734,477
2.95%, 3/3/2027	1,019,000	1,108,356
3.38%, 12/5/2023	917,000	978,540
6.95%, 9/1/2029	678,000	939,084
McKesson Corp.:
0.90%, 12/3/2025	1,171,000	1,153,634
1.30%, 8/15/2026	1,229,000	1,219,094
2.70%, 12/15/2022	4,000	4,088
3.80%, 3/15/2024	977,000	1,043,719
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,024,000	1,139,005
Merck & Co., Inc.:
1.45%, 6/24/2030 (a)	928,000	898,137
2.75%, 2/10/2025	3,176,000	3,361,510
2.80%, 5/18/2023	1,626,000	1,689,755
2.90%, 3/7/2024	837,000	882,165
3.40%, 3/7/2029	3,320,000	3,676,236
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	460,000	586,689
Mylan, Inc.:
4.20%, 11/29/2023	1,009,000	1,074,111
4.55%, 4/15/2028	1,199,000	1,367,016
Novartis Capital Corp.:
1.75%, 2/14/2025	1,381,000	1,419,281
2.00%, 2/14/2027	2,013,000	2,080,758
2.20%, 8/14/2030	1,137,000	1,166,471
3.00%, 11/20/2025	1,962,000	2,109,640
3.10%, 5/17/2027	1,334,000	1,453,553
3.40%, 5/6/2024	3,427,000	3,674,943
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	1,393,000	1,387,804
1.70%, 5/28/2030 (a)	1,010,000	996,062
1.75%, 8/18/2031	1,847,000	1,804,482
2.63%, 4/1/2030	1,378,000	1,453,818
2.75%, 6/3/2026	1,190,000	1,281,249
2.95%, 3/15/2024	930,000	982,117
3.00%, 6/15/2023	1,197,000	1,250,626
3.00%, 12/15/2026	2,142,000	2,342,213
3.20%, 9/15/2023	840,000	884,192
3.40%, 5/15/2024	2,028,000	2,175,861
3.45%, 3/15/2029	1,205,000	1,339,321
3.60%, 9/15/2028	487,000	547,213
Pharmacia LLC 6.60%, 12/1/2028	2,473,000	3,284,886

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sanofi:
3.38%, 6/19/2023 (a)	$1,456,000	$1,528,582
3.63%, 6/19/2028	551,000	626,988
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	4,396,000	4,582,918
3.20%, 9/23/2026	3,659,000	3,951,135
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	2,861,000	2,817,141
4.40%, 11/26/2023	2,125,000	2,289,900
5.00%, 11/26/2028	1,923,000	2,294,562
Upjohn, Inc. 2.30%, 6/22/2027 (b)	1,227,000	1,253,258
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,780,000	3,061,892
Viatris, Inc.:
1.65%, 6/22/2025 (b)	1,016,000	1,026,495
2.70%, 6/22/2030 (b)	1,368,000	1,381,078
Wyeth LLC 6.45%, 2/1/2024	1,062,000	1,204,796
Zoetis, Inc.:
3.00%, 9/12/2027	640,000	688,685
3.90%, 8/20/2028	867,000	974,456
4.50%, 11/13/2025	1,329,000	1,495,457
		281,078,939
PIPELINES — 2.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,852
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	558,000	573,618
3.40%, 2/15/2031	977,000	1,029,230
4.45%, 7/15/2027	1,124,000	1,264,545
4.80%, 5/3/2029	861,000	985,079
4.95%, 12/15/2024	1,097,000	1,215,114
5.95%, 6/1/2026	779,000	912,178
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,100,000	2,283,771
5.13%, 6/30/2027	1,820,000	2,104,739
5.88%, 3/31/2025	1,782,000	2,012,716
7.00%, 6/30/2024	1,581,000	1,786,324
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,205,000	1,337,767
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (b)	140,000	147,223
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	1,299,000	1,379,213
4.15%, 9/15/2029	1,012,000	1,097,393
4.40%, 3/15/2027	1,001,000	1,109,438
4.95%, 5/15/2028	405,000	455,637
Security Description	Principal Amount	Value
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	$722,000	$841,325
Enbridge, Inc.:
2.50%, 1/15/2025 (a)	590,000	614,426
3.13%, 11/15/2029	1,278,000	1,365,850
3.50%, 6/10/2024	685,000	730,210
3.70%, 7/15/2027	891,000	979,396
4.00%, 10/1/2023	1,124,000	1,189,743
4.25%, 12/1/2026	1,050,000	1,179,717
Energy Transfer L.P.:
2.90%, 5/15/2025	1,086,000	1,139,323
3.45%, 1/15/2023	481,000	494,420
3.60%, 2/1/2023	1,147,000	1,182,236
3.90%, 7/15/2026	772,000	844,607
4.00%, 10/1/2027	880,000	970,869
4.20%, 4/15/2027	892,000	985,883
4.25%, 3/15/2023	1,217,000	1,268,284
4.25%, 4/1/2024	951,000	1,017,161
4.50%, 4/15/2024	609,000	658,956
4.75%, 1/15/2026	1,326,000	1,481,527
4.90%, 2/1/2024	848,000	913,559
5.25%, 4/15/2029	1,745,000	2,044,250
5.50%, 6/1/2027	1,171,000	1,374,204
5.88%, 1/15/2024	1,933,000	2,122,202
5.95%, 12/1/2025	1,156,000	1,340,220
Series 5Y, 4.20%, 9/15/2023	1,056,000	1,121,409
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	998,000	1,062,810
Energy Transfer Operating L.P.:
3.75%, 5/15/2030	1,888,000	2,038,398
4.05%, 3/15/2025	1,220,000	1,316,575
Energy Transfer Partners L.P. 4.95%, 6/15/2028 (a)	1,036,000	1,189,908
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	1,406,000	1,470,732
3.13%, 7/31/2029	1,515,000	1,626,549
3.35%, 3/15/2023	1,307,000	1,353,516
3.70%, 2/15/2026	1,096,000	1,203,956
3.75%, 2/15/2025	2,408,000	2,611,331
3.90%, 2/15/2024	1,230,000	1,312,804
3.95%, 2/15/2027	714,000	795,310
4.15%, 10/16/2028	1,340,000	1,523,031
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	574,000	597,677
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	402,000	420,239
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	1,183,000	1,240,151
4.15%, 2/1/2024	1,254,000	1,341,065

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/1/2024	$645,000	$701,631
4.30%, 5/1/2024	2,760,000	2,979,503
7.40%, 3/15/2031	236,000	324,160
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (a)	873,000	843,632
3.15%, 1/15/2023	1,646,000	1,699,758
4.30%, 6/1/2025	68,000	75,102
4.30%, 3/1/2028	2,207,000	2,502,054
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	677,000	723,320
5.00%, 3/1/2026	1,120,000	1,276,666
MPLX L.P.:
1.75%, 3/1/2026	2,000,000	2,012,140
2.65%, 8/15/2030	1,718,000	1,726,006
3.38%, 3/15/2023	1,015,000	1,053,509
4.00%, 2/15/2025	963,000	1,044,402
4.00%, 3/15/2028	1,856,000	2,052,328
4.13%, 3/1/2027 (a)	939,000	1,047,849
4.25%, 12/1/2027	841,000	947,109
4.50%, 7/15/2023	1,389,000	1,470,326
4.80%, 2/15/2029	1,254,000	1,452,232
4.88%, 12/1/2024	2,089,000	2,313,839
4.88%, 6/1/2025	1,257,000	1,402,988
Northwest Pipeline LLC 4.00%, 4/1/2027	849,000	939,690
ONEOK Partners L.P.:
3.38%, 10/1/2022	62,000	63,299
4.90%, 3/15/2025	1,017,000	1,128,728
5.00%, 9/15/2023	970,000	1,038,686
ONEOK, Inc.:
2.20%, 9/15/2025	1,064,000	1,090,813
2.75%, 9/1/2024	779,000	816,493
3.10%, 3/15/2030	707,000	736,807
3.40%, 9/1/2029	1,154,000	1,226,056
4.00%, 7/13/2027	781,000	864,754
4.25%, 2/1/2022	100	100
4.35%, 3/15/2029	855,000	963,517
4.55%, 7/15/2028	1,362,000	1,544,004
5.85%, 1/15/2026	517,000	606,979
6.35%, 1/15/2031	1,016,000	1,302,085
7.50%, 9/1/2023	242,000	269,114
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	386,000	400,579
3.15%, 12/15/2029	980,000	1,022,160
3.55%, 10/1/2026	767,000	826,995
3.61%, 2/15/2025	1,020,000	1,091,145
3.75%, 3/1/2028	745,000	807,923
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	791,000	808,576
3.55%, 12/15/2029	1,263,000	1,328,335
3.60%, 11/1/2024	1,262,000	1,344,939
3.80%, 9/15/2030	923,000	983,936
3.85%, 10/15/2023	1,083,000	1,139,034
Security Description	Principal Amount	Value
4.50%, 12/15/2026	$1,118,000	$1,249,030
4.65%, 10/15/2025	816,000	904,177
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,651,000	1,844,448
5.00%, 3/15/2027	1,393,000	1,603,301
5.63%, 4/15/2023	1,730,000	1,838,454
5.63%, 3/1/2025	2,568,000	2,914,166
5.75%, 5/15/2024	2,062,000	2,296,119
5.88%, 6/30/2026	3,266,000	3,840,751
4.50%, 5/15/2030	2,352,000	2,713,267
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,005,000	1,088,887
3.50%, 3/15/2025	993,000	1,064,685
4.75%, 3/15/2024	1,087,000	1,181,069
TC PipeLines L.P.:
3.90%, 5/25/2027	874,000	970,271
4.38%, 3/13/2025	856,000	933,896
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	139,000	176,290
7.00%, 10/15/2028	915,000	1,184,971
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	752,000	794,653
4.10%, 4/15/2030	1,030,000	1,168,854
4.25%, 5/15/2028	1,410,000	1,605,553
4.88%, 1/15/2026	2,086,000	2,381,649
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	989,000	1,058,665
4.00%, 3/15/2028	1,277,000	1,426,051
7.85%, 2/1/2026	1,051,000	1,311,438
Valero Energy Partners L.P.:
4.38%, 12/15/2026	1,031,000	1,157,112
4.50%, 3/15/2028	1,003,000	1,131,143
Williams Cos., Inc.:
2.60%, 3/15/2031	888,000	900,432
3.50%, 11/15/2030	845,000	918,194
3.70%, 1/15/2023	825,000	852,258
3.75%, 6/15/2027	1,882,000	2,074,754
3.90%, 1/15/2025	355,000	383,514
4.00%, 9/15/2025	943,000	1,033,481
4.30%, 3/4/2024	771,000	828,216
4.50%, 11/15/2023	1,950,000	2,089,483
4.55%, 6/24/2024	2,703,000	2,949,622
Series A, 7.50%, 1/15/2031	184,000	255,738
		166,784,559
REAL ESTATE — 0.0% (e)
CBRE Services, Inc. 2.50%, 4/1/2031	920,000	925,354
Essential Properties L.P. 2.95%, 7/15/2031	1,256,000	1,262,469
		2,187,823

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 5.9%
Agree L.P.:
2.00%, 6/15/2028	$1,145,000	$1,135,691
2.90%, 10/1/2030	406,000	419,487
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	317,000	330,089
3.38%, 8/15/2031	1,186,000	1,291,839
3.45%, 4/30/2025	934,000	1,009,691
3.80%, 4/15/2026	1,192,000	1,316,516
3.95%, 1/15/2027	350,000	390,572
3.95%, 1/15/2028	630,000	705,732
4.30%, 1/15/2026	536,000	597,919
4.50%, 7/30/2029	1,076,000	1,252,636
4.70%, 7/1/2030	251,000	297,731
4.90%, 12/15/2030	1,041,000	1,259,048
American Assets Trust L.P. 3.38%, 2/1/2031	1,029,000	1,065,231
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	806,000	828,375
3.30%, 7/15/2026	744,000	797,077
3.63%, 11/15/2027	1,196,000	1,304,011
3.75%, 4/15/2023	1,173,000	1,220,976
4.13%, 7/1/2024 (a)	445,000	482,967
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	240,000	237,826
4.25%, 2/15/2028	807,000	912,209
4.90%, 2/15/2029	798,000	933,588
American Tower Corp.:
0.60%, 1/15/2024	1,164,000	1,161,951
1.45%, 9/15/2026	2,100,000	2,089,920
1.50%, 1/31/2028	1,317,000	1,277,306
1.60%, 4/15/2026	1,100,000	1,105,016
1.88%, 10/15/2030	1,022,000	981,263
2.10%, 6/15/2030	692,000	676,838
2.30%, 9/15/2031	1,300,000	1,283,698
2.40%, 3/15/2025	734,000	763,250
2.70%, 4/15/2031	591,000	604,936
2.75%, 1/15/2027	1,195,000	1,254,810
2.90%, 1/15/2030	957,000	996,055
2.95%, 1/15/2025	1,147,000	1,211,438
3.00%, 6/15/2023	1,323,000	1,378,169
3.13%, 1/15/2027	1,109,000	1,181,562
3.38%, 5/15/2024	716,000	761,888
3.38%, 10/15/2026	270,000	292,278
3.50%, 1/31/2023	1,268,000	1,319,836
3.55%, 7/15/2027	1,227,000	1,336,412
3.60%, 1/15/2028	1,304,000	1,420,421
3.80%, 8/15/2029	2,181,000	2,415,065
3.95%, 3/15/2029	931,000	1,036,715
4.00%, 6/1/2025	1,122,000	1,223,844
4.40%, 2/15/2026	343,000	383,230
5.00%, 2/15/2024	1,230,000	1,351,290
Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	$690,000	$680,485
Series GMTN, 2.95%, 5/11/2026	1,094,000	1,173,074
Series GMTN, 3.45%, 6/1/2025	447,000	482,872
Series GMTN, 3.50%, 11/15/2024	1,160,000	1,250,213
Series GMTN, 3.50%, 11/15/2025	214,000	232,532
Series GMTN, 4.20%, 12/15/2023	278,000	297,691
Series MTN, 2.30%, 3/1/2030	1,051,000	1,067,942
Series MTN, 2.45%, 1/15/2031	1,195,000	1,224,301
Series MTN, 2.90%, 10/15/2026 (a)	656,000	704,052
Series MTN, 3.20%, 1/15/2028	688,000	743,838
Series MTN, 3.30%, 6/1/2029	1,021,000	1,113,380
Series MTN, 3.35%, 5/15/2027	458,000	503,177
Boston Properties L.P.:
2.75%, 10/1/2026	378,000	398,809
2.90%, 3/15/2030	1,818,000	1,884,048
3.13%, 9/1/2023	1,299,000	1,354,480
3.20%, 1/15/2025	1,151,000	1,222,327
3.25%, 1/30/2031	1,916,000	2,031,362
3.40%, 6/21/2029	1,419,000	1,533,896
3.65%, 2/1/2026	1,165,000	1,270,444
3.80%, 2/1/2024	1,008,000	1,070,798
3.85%, 2/1/2023	1,027,000	1,063,469
4.50%, 12/1/2028	1,219,000	1,404,032
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	137,000	142,229
3.95%, 11/15/2027	310,000	337,286
4.10%, 10/1/2024	696,000	748,966
4.55%, 10/1/2029	909,000	1,016,126
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	1,161,000	1,171,484
2.50%, 8/16/2031	626,000	617,349
3.65%, 6/15/2024	981,000	1,046,688
3.85%, 2/1/2025	1,195,000	1,291,687
3.90%, 3/15/2027	1,058,000	1,158,383
4.05%, 7/1/2030	1,134,000	1,262,879
4.13%, 6/15/2026	718,000	795,953
4.13%, 5/15/2029	499,000	560,786
Broadstone Net Lease LLC 2.60%, 9/15/2031	490,000	484,277
Camden Property Trust:
2.80%, 5/15/2030	1,122,000	1,184,451
2.95%, 12/15/2022	375,000	383,599

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 7/1/2029	$307,000	$331,603
4.10%, 10/15/2028	721,000	824,629
CBRE Services, Inc. 4.88%, 3/1/2026	1,004,000	1,147,190
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,077,000	1,130,753
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	1,161,000	1,230,823
4.15%, 4/1/2025	766,000	826,660
Corporate Office Properties L.P.:
2.00%, 1/15/2029	524,000	513,195
2.25%, 3/15/2026	1,045,000	1,069,902
2.75%, 4/15/2031	679,000	686,360
5.00%, 7/1/2025	339,000	378,121
Crown Castle International Corp.:
1.05%, 7/15/2026	1,284,000	1,257,755
2.10%, 4/1/2031	1,053,000	1,015,292
2.25%, 1/15/2031	1,194,000	1,166,717
2.50%, 7/15/2031	1,184,000	1,181,004
3.10%, 11/15/2029	1,124,000	1,180,728
3.15%, 7/15/2023	1,320,000	1,378,727
3.20%, 9/1/2024	1,152,000	1,225,544
3.30%, 7/1/2030	1,048,000	1,117,273
3.65%, 9/1/2027	1,033,000	1,134,255
3.70%, 6/15/2026	1,228,000	1,341,848
3.80%, 2/15/2028	1,229,000	1,352,748
4.00%, 3/1/2027	831,000	925,792
4.30%, 2/15/2029	914,000	1,038,807
4.45%, 2/15/2026	1,159,000	1,297,674
REIT, 1.35%, 7/15/2025	1,197,000	1,202,494
CubeSmart L.P.:
2.00%, 2/15/2031	263,000	255,915
3.00%, 2/15/2030	56,000	58,864
3.13%, 9/1/2026	566,000	601,771
4.00%, 11/15/2025	742,000	812,342
4.38%, 12/15/2023	585,000	626,985
4.38%, 2/15/2029	1,105,000	1,259,026
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	1,319,000	1,241,918
2.90%, 11/15/2024	1,182,000	1,238,582
3.45%, 11/15/2029	1,215,000	1,265,896
Digital Realty Trust L.P.:
3.60%, 7/1/2029	1,260,000	1,381,073
3.70%, 8/15/2027	1,215,000	1,349,573
4.45%, 7/15/2028 (a)	981,000	1,124,766
4.75%, 10/1/2025	942,000	1,063,047
Duke Realty L.P.:
1.75%, 7/1/2030	1,101,000	1,056,409
1.75%, 2/1/2031	979,000	933,986
2.88%, 11/15/2029	951,000	1,001,565
Security Description	Principal Amount	Value
3.25%, 6/30/2026	$568,000	$612,196
3.38%, 12/15/2027	691,000	753,453
3.75%, 12/1/2024	502,000	541,397
4.00%, 9/15/2028	467,000	528,611
Equinix, Inc.:
1.00%, 9/15/2025	634,000	625,847
1.25%, 7/15/2025	1,267,000	1,263,060
1.45%, 5/15/2026	1,022,000	1,018,811
1.55%, 3/15/2028	1,213,000	1,186,084
1.80%, 7/15/2027	1,094,000	1,100,444
2.00%, 5/15/2028	944,000	945,199
2.15%, 7/15/2030	1,213,000	1,186,557
2.50%, 5/15/2031	1,104,000	1,111,529
2.63%, 11/18/2024	1,323,000	1,386,160
2.90%, 11/18/2026	953,000	1,010,971
3.20%, 11/18/2029	1,345,000	1,426,386
ERP Operating L.P.:
1.85%, 8/1/2031	554,000	535,668
2.50%, 2/15/2030 (a)	1,049,000	1,076,840
2.85%, 11/1/2026	793,000	844,442
3.00%, 4/15/2023	978,000	1,011,203
3.00%, 7/1/2029	825,000	880,852
3.25%, 8/1/2027	1,097,000	1,194,743
3.38%, 6/1/2025	774,000	831,578
3.50%, 3/1/2028	998,000	1,095,864
4.15%, 12/1/2028	774,000	883,366
Essex Portfolio L.P.:
1.65%, 1/15/2031	465,000	434,831
1.70%, 3/1/2028	626,000	615,158
2.55%, 6/15/2031 (a)	1,174,000	1,187,137
3.00%, 1/15/2030	581,000	611,282
3.25%, 5/1/2023	706,000	731,811
3.38%, 4/15/2026	853,000	920,114
3.50%, 4/1/2025	451,000	485,023
3.63%, 5/1/2027	117,000	128,336
3.88%, 5/1/2024	655,000	700,529
4.00%, 3/1/2029	842,000	943,200
Extra Space Storage L.P. 2.55%, 6/1/2031	1,159,000	1,160,936
Federal Realty Investment Trust:
1.25%, 2/15/2026	1,010,000	1,003,597
3.20%, 6/15/2029	784,000	837,171
3.25%, 7/15/2027	309,000	333,426
3.50%, 6/1/2030 (a)	1,035,000	1,123,420
3.95%, 1/15/2024	825,000	879,664
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	1,196,000	1,262,868
4.00%, 1/15/2030	1,054,000	1,134,526
4.00%, 1/15/2031	721,000	777,361
5.25%, 6/1/2025	720,000	803,441
5.30%, 1/15/2029	874,000	1,012,555
5.38%, 11/1/2023	1,321,000	1,425,808
5.38%, 4/15/2026	1,027,000	1,168,716

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/1/2028	$841,000	$992,287
HCP, Inc. 3.40%, 2/1/2025	121,000	129,084
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031 (a)	149,000	144,831
2.40%, 3/15/2030	71,000	71,552
3.63%, 1/15/2028 (a)	1,177,000	1,287,497
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	1,173,000	1,126,983
3.10%, 2/15/2030	1,167,000	1,226,715
3.50%, 8/1/2026	968,000	1,050,144
3.75%, 7/1/2027	1,171,000	1,294,107
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	400,000	395,892
2.88%, 1/15/2031	959,000	999,863
3.00%, 1/15/2030	1,309,000	1,380,131
3.25%, 7/15/2026	792,000	859,368
3.50%, 7/15/2029	1,340,000	1,466,925
4.00%, 6/1/2025	1,193,000	1,304,104
Highwoods Realty L.P.:
2.60%, 2/1/2031	160,000	161,101
3.05%, 2/15/2030	356,000	371,643
3.88%, 3/1/2027	459,000	508,260
4.13%, 3/15/2028	1,184,000	1,319,935
4.20%, 4/15/2029	1,111,000	1,244,187
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	828,000	878,152
Series D, 3.75%, 10/15/2023	467,000	489,295
Series E, 4.00%, 6/15/2025	1,070,000	1,147,361
Series F, 4.50%, 2/1/2026 (a)	403,000	441,519
Series H, 3.38%, 12/15/2029	1,044,000	1,074,714
Series I, 3.50%, 9/15/2030	1,115,000	1,158,262
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	203,000	213,142
3.95%, 11/1/2027	781,000	855,406
4.65%, 4/1/2029	971,000	1,115,407
Invitation Homes Operating Partnership L.P. 2.00%, 8/15/2031	931,000	894,719
Kilroy Realty L.P.:
3.05%, 2/15/2030	361,000	378,563
3.45%, 12/15/2024	567,000	605,590
3.80%, 1/15/2023	710,000	733,544
4.25%, 8/15/2029	641,000	724,292
4.38%, 10/1/2025	170,000	189,264
4.75%, 12/15/2028	1,001,000	1,159,358
Kimco Realty Corp.:
1.90%, 3/1/2028	1,162,000	1,161,338
2.70%, 3/1/2024	533,000	555,008
2.70%, 10/1/2030	1,076,000	1,107,226
Security Description	Principal Amount	Value
2.80%, 10/1/2026	$1,182,000	$1,254,114
3.13%, 6/1/2023	525,000	544,084
3.30%, 2/1/2025	819,000	872,726
3.40%, 11/1/2022	789,000	810,437
3.80%, 4/1/2027 (a)	861,000	957,027
Kite Realty Group L.P. 4.00%, 10/1/2026	1,003,000	1,081,405
Lexington Realty Trust:
2.38%, 10/1/2031	839,000	815,240
2.70%, 9/15/2030	858,000	868,502
Life Storage L.P.:
2.20%, 10/15/2030	812,000	804,335
2.40%, 10/15/2031 (f)	1,485,000	1,471,590
3.50%, 7/1/2026	615,000	670,184
3.88%, 12/15/2027	750,000	843,045
4.00%, 6/15/2029	970,000	1,085,304
Mid-America Apartments L.P.:
1.10%, 9/15/2026	335,000	330,555
1.70%, 2/15/2031	1,004,000	953,599
2.75%, 3/15/2030	483,000	502,470
3.60%, 6/1/2027	1,026,000	1,132,396
3.75%, 6/15/2024	1,039,000	1,113,382
3.95%, 3/15/2029	794,000	893,774
4.00%, 11/15/2025	781,000	858,663
4.20%, 6/15/2028	1,083,000	1,239,699
4.30%, 10/15/2023	1,096,000	1,166,802
National Health Investors, Inc. 3.00%, 2/1/2031	1,065,000	1,035,276
National Retail Properties, Inc.:
2.50%, 4/15/2030	942,000	953,982
3.50%, 10/15/2027	404,000	438,114
3.60%, 12/15/2026	206,000	224,089
3.90%, 6/15/2024	404,000	433,472
4.00%, 11/15/2025	504,000	555,983
4.30%, 10/15/2028	1,187,000	1,343,660
Office Properties Income Trust:
2.40%, 2/1/2027	1,084,000	1,070,407
2.65%, 6/15/2026	1,125,000	1,134,394
3.45%, 10/15/2031	540,000	530,361
4.25%, 5/15/2024	945,000	1,001,974
4.50%, 2/1/2025	1,356,000	1,453,700
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	799,000	813,702
3.63%, 10/1/2029	958,000	1,008,621
4.38%, 8/1/2023	570,000	603,562
4.50%, 1/15/2025	1,124,000	1,224,452
4.50%, 4/1/2027	448,000	498,848
4.75%, 1/15/2028	1,182,000	1,329,301
4.95%, 4/1/2024	530,000	576,587
5.25%, 1/15/2026	1,106,000	1,255,974
Physicians Realty L.P.:
3.95%, 1/15/2028	597,000	655,279
4.30%, 3/15/2027	602,000	680,350

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	$840,000	$864,570
3.40%, 6/1/2023	876,000	906,450
4.45%, 3/15/2024	170,000	181,866
Prologis L.P.:
1.63%, 3/15/2031	956,000	921,957
2.13%, 4/15/2027	1,134,000	1,175,005
2.25%, 4/15/2030	780,000	791,255
3.25%, 10/1/2026	453,000	493,032
3.88%, 9/15/2028	225,000	255,528
4.38%, 2/1/2029	1,011,000	1,178,452
Public Storage:
0.88%, 2/15/2026	258,000	254,958
1.85%, 5/1/2028	762,000	770,588
2.30%, 5/1/2031	52,000	52,664
3.09%, 9/15/2027	1,135,000	1,237,139
3.39%, 5/1/2029	1,074,000	1,179,800
Rayonier L.P. 2.75%, 5/17/2031	1,057,000	1,056,905
Realty Income Corp.:
0.75%, 3/15/2026	1,135,000	1,108,645
3.00%, 1/15/2027	995,000	1,065,396
3.25%, 6/15/2029 (a)	786,000	856,536
3.25%, 1/15/2031	1,096,000	1,189,083
3.65%, 1/15/2028	1,120,000	1,242,002
3.88%, 7/15/2024	358,000	386,461
3.88%, 4/15/2025	518,000	567,334
4.13%, 10/15/2026	1,042,000	1,170,385
4.65%, 8/1/2023	1,126,000	1,200,417
Regency Centers L.P.:
2.95%, 9/15/2029	1,023,000	1,074,130
3.60%, 2/1/2027 (a)	754,000	830,425
3.70%, 6/15/2030	793,000	876,114
4.13%, 3/15/2028	730,000	818,826
Rexford Industrial Realty L.P.:
2.13%, 12/1/2030	1,172,000	1,136,231
2.15%, 9/1/2031	400,000	385,740
Sabra Health Care L.P.:
3.90%, 10/15/2029	1,066,000	1,122,711
4.80%, 6/1/2024	956,000	1,052,480
5.13%, 8/15/2026	711,000	795,616
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	1,099,000	1,101,462
Simon Property Group L.P.:
1.38%, 1/15/2027	1,230,000	1,218,253
1.75%, 2/1/2028	1,230,000	1,220,738
2.20%, 2/1/2031	1,014,000	997,928
2.45%, 9/13/2029	863,000	881,123
2.65%, 7/15/2030	762,000	783,732
2.75%, 6/1/2023	1,355,000	1,399,187
3.25%, 11/30/2026	349,000	378,379
3.30%, 1/15/2026	1,346,000	1,457,435
3.38%, 10/1/2024	1,786,000	1,911,252
Security Description	Principal Amount	Value
3.38%, 6/15/2027 (a)	$569,000	$621,206
3.38%, 12/1/2027 (a)	1,139,000	1,240,063
3.50%, 9/1/2025	994,000	1,081,184
3.75%, 2/1/2024	823,000	876,569
REIT, 2.00%, 9/13/2024	1,383,000	1,430,755
SITE Centers Corp.:
3.63%, 2/1/2025	655,000	694,778
4.25%, 2/1/2026 (a)	612,000	664,155
4.70%, 6/1/2027	922,000	1,038,264
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	598,000	617,596
Spirit Realty L.P.:
2.10%, 3/15/2028	440,000	435,965
3.20%, 1/15/2027	1,125,000	1,199,002
3.20%, 2/15/2031	317,000	329,582
3.40%, 1/15/2030	925,000	982,128
4.00%, 7/15/2029	1,193,000	1,321,677
4.45%, 9/15/2026	704,000	785,981
STORE Capital Corp.:
2.75%, 11/18/2030	991,000	995,519
4.50%, 3/15/2028	1,207,000	1,361,086
4.63%, 3/15/2029	1,090,000	1,240,355
Sun Communities Operating L.P.:
2.30%, 11/1/2028 (f)	1,500,000	1,503,360
2.70%, 7/15/2031 (a)	699,000	705,815
Tanger Properties L.P.:
2.75%, 9/1/2031	554,000	531,319
3.13%, 9/1/2026	533,000	555,786
3.88%, 7/15/2027 (a)	772,000	834,131
UDR, Inc.:
3.00%, 8/15/2031	250,000	261,747
Series MTN, 2.95%, 9/1/2026	405,000	430,325
Series MTN, 3.20%, 1/15/2030	1,159,000	1,242,158
Series MTN, 3.50%, 7/1/2027	1,078,000	1,180,421
Series MTN, 4.40%, 1/26/2029	1,066,000	1,223,565
Ventas Realty L.P.:
2.50%, 9/1/2031	1,339,000	1,323,267
2.65%, 1/15/2025	800,000	834,688
3.00%, 1/15/2030	914,000	952,141
3.25%, 10/15/2026	1,099,000	1,176,886
3.50%, 4/15/2024	727,000	773,819
3.50%, 2/1/2025	1,008,000	1,076,635
3.75%, 5/1/2024	50,000	53,206
3.85%, 4/1/2027	841,000	929,709
4.00%, 3/1/2028	1,131,000	1,259,391
4.13%, 1/15/2026	1,156,000	1,274,779
4.40%, 1/15/2029	1,185,000	1,353,460
4.75%, 11/15/2030	886,000	1,041,785
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028	1,130,000	1,143,729

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 12/15/2029	$877,000	$933,584
3.40%, 1/15/2028	847,000	915,268
3.95%, 8/15/2027	1,130,000	1,264,233
4.60%, 2/6/2024	1,009,000	1,088,761
4.63%, 11/1/2025	1,071,000	1,204,307
4.88%, 6/1/2026	1,334,000	1,527,577
Vornado Realty L.P.:
2.15%, 6/1/2026 (a)	265,000	269,375
3.40%, 6/1/2031	864,000	894,283
3.50%, 1/15/2025	1,008,000	1,072,552
Welltower, Inc.:
2.05%, 1/15/2029	1,198,000	1,191,111
2.70%, 2/15/2027	880,000	929,746
2.75%, 1/15/2031	427,000	439,242
2.80%, 6/1/2031	202,000	207,868
3.10%, 1/15/2030	1,073,000	1,133,528
4.00%, 6/1/2025	1,569,000	1,716,282
4.13%, 3/15/2029	730,000	823,184
4.25%, 4/1/2026	1,089,000	1,217,676
4.25%, 4/15/2028	1,292,000	1,466,330
4.50%, 1/15/2024	1,123,000	1,206,450
REIT, 3.63%, 3/15/2024	805,000	858,347
Weyerhaeuser Co.:
4.00%, 11/15/2029	1,012,000	1,139,927
4.00%, 4/15/2030	1,171,000	1,321,591
6.95%, 10/1/2027	984,000	1,259,254
8.50%, 1/15/2025	711,000	874,416
WP Carey, Inc.:
2.40%, 2/1/2031	1,077,000	1,065,433
3.85%, 7/15/2029	678,000	751,271
4.00%, 2/1/2025	1,067,000	1,158,517
4.25%, 10/1/2026	400,000	448,764
4.60%, 4/1/2024	998,000	1,082,431
		343,061,225
RETAIL — 2.5%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,098,000	1,093,762
3.90%, 4/15/2030	512,000	566,354
AutoNation, Inc.:
1.95%, 8/1/2028	886,000	873,410
2.40%, 8/1/2031	854,000	832,069
3.50%, 11/15/2024	868,000	928,569
3.80%, 11/15/2027	1,003,000	1,101,344
4.50%, 10/1/2025	681,000	756,210
4.75%, 6/1/2030	900,000	1,047,285
AutoZone, Inc.:
2.88%, 1/15/2023	855,000	876,606
3.13%, 7/15/2023	1,026,000	1,069,041
3.13%, 4/18/2024	1,157,000	1,223,528
3.13%, 4/21/2026	27,000	29,083
3.25%, 4/15/2025	999,000	1,068,041
3.63%, 4/15/2025	408,000	442,092
3.75%, 6/1/2027	532,000	593,292
3.75%, 4/18/2029	1,000,000	1,111,290
4.00%, 4/15/2030	1,200,000	1,357,980
Security Description	Principal Amount	Value
Best Buy Co., Inc.:
1.95%, 10/1/2030	$1,118,000	$1,086,953
4.45%, 10/1/2028	852,000	980,294
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,591,000	1,599,082
1.60%, 4/20/2030	1,792,000	1,751,465
2.75%, 5/18/2024	2,122,000	2,239,559
3.00%, 5/18/2027	664,000	725,168
Darden Restaurants, Inc. 3.85%, 5/1/2027	1,083,000	1,200,397
Dollar General Corp.:
3.25%, 4/15/2023	802,000	831,578
3.50%, 4/3/2030	1,194,000	1,313,627
3.88%, 4/15/2027	855,000	953,299
4.13%, 5/1/2028	1,121,000	1,273,512
4.15%, 11/1/2025	903,000	1,000,976
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,760,000	1,844,973
4.00%, 5/15/2025	1,098,000	1,200,410
4.20%, 5/15/2028	1,193,000	1,349,307
Genuine Parts Co. 1.88%, 11/1/2030	947,000	905,029
Home Depot, Inc.:
0.90%, 3/15/2028	1,128,000	1,083,399
1.38%, 3/15/2031 (a)	1,706,000	1,615,019
1.50%, 9/15/2028	3,135,000	3,103,336
1.88%, 9/15/2031	1,125,000	1,105,414
2.13%, 9/15/2026	1,076,000	1,125,883
2.50%, 4/15/2027	541,000	573,574
2.70%, 4/15/2030	1,997,000	2,113,285
2.80%, 9/14/2027	1,039,000	1,120,011
2.95%, 6/15/2029	1,684,000	1,817,726
3.00%, 4/1/2026	1,265,000	1,364,922
3.35%, 9/15/2025	1,314,000	1,427,451
3.75%, 2/15/2024	1,480,000	1,581,410
3.90%, 12/6/2028	1,140,000	1,305,004
Kohl's Corp.:
3.25%, 2/1/2023	50,000	51,287
3.38%, 5/1/2031 (a)	566,000	583,761
4.25%, 7/17/2025	480,000	520,958
Lowe's Cos., Inc.:
1.30%, 4/15/2028	482,000	467,993
1.70%, 9/15/2028	525,000	520,469
1.70%, 10/15/2030	2,190,000	2,095,502
2.50%, 4/15/2026	1,056,000	1,114,048
2.63%, 4/1/2031	2,013,000	2,067,089
3.10%, 5/3/2027	1,371,000	1,483,724
3.13%, 9/15/2024	1,146,000	1,218,714
3.38%, 9/15/2025	2,566,000	2,777,823
3.65%, 4/5/2029	1,115,000	1,233,703
3.88%, 9/15/2023 (a)	706,000	747,322
4.00%, 4/15/2025	1,049,000	1,149,914
4.50%, 4/15/2030	1,543,000	1,809,260
6.50%, 3/15/2029	789,000	1,013,494

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	$1,536,000	$1,653,734
Class MTN, 3.50%, 7/1/2027	1,260,000	1,391,179
Series MTN, 1.45%, 9/1/2025	1,241,000	1,259,379
Series MTN, 2.13%, 3/1/2030	1,321,000	1,328,543
Series MTN, 2.63%, 9/1/2029	622,000	648,746
Series MTN, 3.25%, 6/10/2024	1,225,000	1,308,643
Series MTN, 3.35%, 4/1/2023	997,000	1,038,605
Series MTN, 3.38%, 5/26/2025	1,312,000	1,412,486
Series MTN, 3.50%, 3/1/2027	769,000	846,100
Series MTN, 3.70%, 1/30/2026	2,142,000	2,355,407
Series MTN, 3.80%, 4/1/2028	601,000	672,567
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	1,031,000	1,128,388
3.60%, 9/1/2027	990,000	1,101,197
3.85%, 6/15/2023	802,000	840,600
3.90%, 6/1/2029	554,000	620,779
4.20%, 4/1/2030	1,039,000	1,191,401
4.35%, 6/1/2028	1,099,000	1,261,146
Ross Stores, Inc.:
0.88%, 4/15/2026	891,000	874,926
1.88%, 4/15/2031	234,000	225,749
4.60%, 4/15/2025	1,181,000	1,317,795
Starbucks Corp.:
2.00%, 3/12/2027	793,000	812,999
2.25%, 3/12/2030	1,023,000	1,031,337
2.45%, 6/15/2026	759,000	797,519
2.55%, 11/15/2030	1,048,000	1,077,658
3.10%, 3/1/2023	1,286,000	1,332,206
3.50%, 3/1/2028	854,000	939,673
3.55%, 8/15/2029	1,196,000	1,323,219
3.80%, 8/15/2025	1,690,000	1,853,034
3.85%, 10/1/2023	745,000	789,298
4.00%, 11/15/2028	1,142,000	1,298,945
Target Corp.:
2.25%, 4/15/2025	2,562,000	2,673,088
2.35%, 2/15/2030	788,000	815,470
2.50%, 4/15/2026	364,000	388,625
2.65%, 9/15/2030	711,000	753,532
3.38%, 4/15/2029	1,467,000	1,628,355
3.50%, 7/1/2024	911,000	983,607
TJX Cos., Inc.:
1.15%, 5/15/2028	877,000	858,846
2.25%, 9/15/2026	1,206,000	1,267,349
2.50%, 5/15/2023	1,046,000	1,077,213
Security Description	Principal Amount	Value
3.88%, 4/15/2030	$944,000	$1,074,631
Tractor Supply Co. 1.75%, 11/1/2030	1,097,000	1,053,394
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	566,000	605,111
3.45%, 6/1/2026	1,439,000	1,559,905
3.80%, 11/18/2024	1,807,000	1,957,288
Walmart, Inc.:
1.05%, 9/17/2026	1,670,000	1,668,347
1.50%, 9/22/2028	1,670,000	1,663,370
1.80%, 9/22/2031	830,000	822,339
2.35%, 12/15/2022	1,321,000	1,351,449
2.38%, 9/24/2029 (a)	133,000	139,812
2.55%, 4/11/2023	1,375,000	1,415,260
2.65%, 12/15/2024	1,470,000	1,558,700
2.85%, 7/8/2024	1,539,000	1,631,094
3.05%, 7/8/2026	2,496,000	2,714,600
3.25%, 7/8/2029	1,420,000	1,575,831
3.30%, 4/22/2024	1,581,000	1,684,508
3.40%, 6/26/2023	3,949,000	4,151,742
3.55%, 6/26/2025	1,779,000	1,943,255
		146,167,059
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	2,067,000	2,125,723
SEMICONDUCTORS — 2.3%
Altera Corp. 4.10%, 11/15/2023	1,189,000	1,279,031
Analog Devices, Inc.:
1.70%, 10/1/2028 (f)	1,365,000	1,368,085
2.10%, 10/1/2031 (f)	1,750,000	1,753,797
2.88%, 6/1/2023	184,000	190,431
2.95%, 4/1/2025	576,000	613,152
3.13%, 12/5/2023	1,288,000	1,355,478
3.50%, 12/5/2026	911,000	1,002,984
3.90%, 12/15/2025	675,000	749,243
Applied Materials, Inc.:
1.75%, 6/1/2030	1,651,000	1,624,716
3.30%, 4/1/2027	1,353,000	1,487,840
3.90%, 10/1/2025 (a)	508,000	562,651
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	1,515,000	1,646,502
3.63%, 1/15/2024	777,000	824,133
3.88%, 1/15/2027	4,519,000	4,967,240
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	1,778,000	1,756,842
2.45%, 2/15/2031 (b)	3,244,000	3,147,945
3.15%, 11/15/2025	2,414,000	2,578,345
3.46%, 9/15/2026	1,253,000	1,354,217
3.63%, 10/15/2024	994,000	1,073,480
4.11%, 9/15/2028	2,100,000	2,339,106
4.15%, 11/15/2030	5,269,000	5,843,058
4.70%, 4/15/2025	2,344,000	2,608,872

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 4/15/2029	$3,022,000	$3,468,682
5.00%, 4/15/2030	2,188,000	2,556,809
Intel Corp.:
1.60%, 8/12/2028	2,005,000	1,998,223
2.00%, 8/12/2031 (a)	2,228,000	2,214,008
2.45%, 11/15/2029	3,390,000	3,532,821
2.60%, 5/19/2026	1,444,000	1,538,293
2.70%, 12/15/2022	1,874,000	1,927,671
2.88%, 5/11/2024	1,133,000	1,198,397
3.15%, 5/11/2027	909,000	992,492
3.40%, 3/25/2025 (a)	1,837,000	1,984,860
3.70%, 7/29/2025	2,360,000	2,584,247
3.75%, 3/25/2027	749,000	839,824
3.90%, 3/25/2030 (a)	1,778,000	2,039,739
KLA Corp.:
4.10%, 3/15/2029	908,000	1,033,831
4.65%, 11/1/2024	1,376,000	1,518,939
Lam Research Corp.:
1.90%, 6/15/2030	1,092,000	1,089,215
3.75%, 3/15/2026	1,066,000	1,182,322
3.80%, 3/15/2025	290,000	315,891
4.00%, 3/15/2029	1,270,000	1,456,411
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	5,000	5,579
Marvell Technology, Inc.:
1.65%, 4/15/2026 (b)	682,000	683,153
2.45%, 4/15/2028 (b)	1,055,000	1,075,404
2.95%, 4/15/2031 (b)	657,000	673,097
4.20%, 6/22/2023 (b)	800,000	844,152
4.88%, 6/22/2028 (b)	1,112,000	1,282,492
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	1,022,000	1,057,259
3.45%, 6/15/2027	978,000	1,072,719
Microchip Technology, Inc.:
2.67%, 9/1/2023	953,000	988,280
4.33%, 6/1/2023	1,457,000	1,540,180
Micron Technology, Inc.:
2.50%, 4/24/2023	1,626,000	1,673,934
4.19%, 2/15/2027	1,327,000	1,490,991
4.64%, 2/6/2024	1,247,000	1,352,583
4.66%, 2/15/2030	397,000	458,777
4.98%, 2/6/2026	698,000	798,393
5.33%, 2/6/2029	1,033,000	1,229,229
NVIDIA Corp.:
0.31%, 6/15/2023	1,278,000	1,277,617
0.58%, 6/14/2024	1,444,000	1,445,906
1.55%, 6/15/2028	2,091,000	2,083,033
2.00%, 6/15/2031	1,519,000	1,513,304
2.85%, 4/1/2030	2,288,000	2,451,821
3.20%, 9/16/2026	1,037,000	1,135,743
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	2,022,000	2,205,962
5.35%, 3/1/2026 (b)	939,000	1,084,451
Security Description	Principal Amount	Value
5.55%, 12/1/2028 (b)	$976,000	$1,183,761
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (b)	1,068,000	1,076,341
2.70%, 5/1/2025 (b)	892,000	932,613
3.15%, 5/1/2027 (b)	1,173,000	1,253,245
3.40%, 5/1/2030 (b)	712,000	771,359
3.88%, 6/18/2026 (b)	966,000	1,064,590
4.30%, 6/18/2029 (b)	1,272,000	1,443,962
Qorvo, Inc. 4.38%, 10/15/2029	515,000	560,124
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,250,000	1,221,987
2.15%, 5/20/2030	1,328,000	1,348,557
2.90%, 5/20/2024	1,060,000	1,120,717
3.25%, 5/20/2027	2,028,000	2,224,067
3.45%, 5/20/2025	2,248,000	2,436,203
Skyworks Solutions, Inc.:
0.90%, 6/1/2023	792,000	793,465
1.80%, 6/1/2026	944,000	955,309
3.00%, 6/1/2031	889,000	909,758
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	545,000	544,619
1.38%, 3/12/2025	896,000	911,268
1.75%, 5/4/2030	1,105,000	1,093,077
1.90%, 9/15/2031 (a)	1,205,000	1,198,481
2.25%, 5/1/2023	575,000	589,887
2.25%, 9/4/2029	1,170,000	1,205,591
2.63%, 5/15/2024	1,110,000	1,164,090
2.90%, 11/3/2027	471,000	511,544
Xilinx, Inc.:
2.38%, 6/1/2030	706,000	720,184
2.95%, 6/1/2024	1,009,000	1,063,355
		131,322,036
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (b)	581,000	581,000
2.04%, 8/16/2028 (b)	1,037,000	1,023,436
3.48%, 12/1/2027	1,128,000	1,216,616
3.84%, 5/1/2025	1,010,000	1,093,295
Series WI, 4.20%, 5/1/2030	1,083,000	1,221,212
		5,135,559
SOFTWARE — 2.7%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	1,194,000	1,107,889
3.40%, 9/15/2026	608,000	662,270
3.40%, 6/15/2027	794,000	868,088
Adobe, Inc.:
1.70%, 2/1/2023	920,000	937,268
1.90%, 2/1/2025	1,036,000	1,069,825
2.15%, 2/1/2027	966,000	1,010,591

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 2/1/2030	$1,624,000	$1,680,028
3.25%, 2/1/2025	1,083,000	1,162,124
Autodesk, Inc.:
2.85%, 1/15/2030	1,201,000	1,256,342
3.50%, 6/15/2027	1,127,000	1,236,003
3.60%, 12/15/2022	212,000	218,123
4.38%, 6/15/2025	825,000	912,252
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,139,000	1,156,518
2.90%, 12/1/2029	595,000	622,941
3.40%, 6/27/2026	907,000	988,585
Cadence Design Systems, Inc. 4.38%, 10/15/2024	304,000	331,688
Citrix Systems, Inc.:
1.25%, 3/1/2026	1,152,000	1,131,990
3.30%, 3/1/2030 (a)	1,212,000	1,240,324
4.50%, 12/1/2027	1,123,000	1,240,252
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,134,000	1,096,555
4.80%, 3/1/2026	640,000	728,883
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	948,000	948,455
0.60%, 3/1/2024	1,199,000	1,197,789
1.15%, 3/1/2026	1,467,000	1,454,472
1.65%, 3/1/2028	1,096,000	1,081,664
2.25%, 3/1/2031	1,089,000	1,080,092
3.75%, 5/21/2029	1,086,000	1,210,401
Fiserv, Inc.:
2.25%, 6/1/2027	851,000	877,185
2.65%, 6/1/2030	1,480,000	1,515,653
2.75%, 7/1/2024	2,886,000	3,038,900
3.20%, 7/1/2026	1,858,000	2,006,398
3.50%, 10/1/2022	546,000	558,716
3.50%, 7/1/2029	3,960,000	4,312,678
3.80%, 10/1/2023	2,327,000	2,473,834
3.85%, 6/1/2025	964,000	1,051,830
4.20%, 10/1/2028	534,000	607,735
Intuit, Inc.:
0.65%, 7/15/2023	1,273,000	1,278,856
0.95%, 7/15/2025 (a)	868,000	866,689
1.35%, 7/15/2027	1,144,000	1,138,486
Microsoft Corp.:
2.00%, 8/8/2023	1,908,000	1,964,172
2.13%, 11/15/2022	358,000	365,464
2.38%, 5/1/2023	1,567,000	1,611,675
2.40%, 8/8/2026	5,192,000	5,516,552
2.65%, 11/3/2022	1,177,000	1,202,329
2.70%, 2/12/2025	2,860,000	3,030,771
2.88%, 2/6/2024	2,632,000	2,768,311
3.13%, 11/3/2025	3,836,000	4,156,766
3.30%, 2/6/2027	5,558,000	6,150,094
3.63%, 12/15/2023	2,103,000	2,238,013
Security Description	Principal Amount	Value
Oracle Corp.:
1.65%, 3/25/2026	$4,609,000	$4,674,079
2.30%, 3/25/2028	4,058,000	4,151,578
2.40%, 9/15/2023	3,090,000	3,197,130
2.50%, 10/15/2022	3,097,000	3,167,240
2.50%, 4/1/2025	4,687,000	4,903,914
2.63%, 2/15/2023	1,604,000	1,650,644
2.65%, 7/15/2026	3,624,000	3,821,363
2.80%, 4/1/2027	2,378,000	2,519,206
2.88%, 3/25/2031	4,203,000	4,331,276
2.95%, 11/15/2024	2,529,000	2,684,002
2.95%, 5/15/2025	2,873,000	3,046,960
2.95%, 4/1/2030	3,793,000	3,967,554
3.25%, 11/15/2027	3,107,000	3,369,386
3.25%, 5/15/2030	1,029,000	1,102,543
3.40%, 7/8/2024	2,691,000	2,873,046
3.63%, 7/15/2023	1,117,000	1,180,602
Roper Technologies, Inc.:
1.00%, 9/15/2025	1,296,000	1,288,652
1.40%, 9/15/2027	916,000	902,397
1.75%, 2/15/2031	86,000	81,838
2.00%, 6/30/2030	850,000	833,791
2.35%, 9/15/2024	826,000	864,500
2.95%, 9/15/2029	1,059,000	1,122,657
3.13%, 11/15/2022	1,010,000	1,034,058
3.65%, 9/15/2023	403,000	427,027
3.80%, 12/15/2026	1,117,000	1,239,814
3.85%, 12/15/2025	617,000	677,528
4.20%, 9/15/2028	1,212,000	1,379,935
salesforce.com, Inc.:
0.63%, 7/15/2024	779,000	780,402
1.50%, 7/15/2028	650,000	647,361
1.95%, 7/15/2031 (a)	2,945,000	2,934,045
3.25%, 4/11/2023	1,094,000	1,140,823
3.70%, 4/11/2028	1,367,000	1,536,932
ServiceNow, Inc. 1.40%, 9/1/2030	1,621,000	1,521,325
VMware, Inc.:
0.60%, 8/15/2023	2,025,000	2,027,147
1.00%, 8/15/2024	1,103,000	1,106,728
1.40%, 8/15/2026	1,894,000	1,885,647
1.80%, 8/15/2028	1,440,000	1,418,602
2.20%, 8/15/2031	954,000	933,918
3.90%, 8/21/2027	1,500,000	1,670,625
4.50%, 5/15/2025	855,000	952,744
4.65%, 5/15/2027	1,261,000	1,446,481
4.70%, 5/15/2030 (a)	521,000	614,045
		157,472,064
TELECOMMUNICATIONS — 3.0%
America Movil SAB de CV:
2.88%, 5/7/2030	1,198,000	1,246,315
3.63%, 4/22/2029	1,183,000	1,287,459
AT&T, Inc.:
0.90%, 3/25/2024	2,148,000	2,151,029
1.65%, 2/1/2028	2,040,000	2,021,252

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 3/25/2026	$4,347,000	$4,403,294
2.30%, 6/1/2027	3,591,000	3,719,486
2.63%, 12/1/2022	712,000	726,624
2.75%, 6/1/2031	3,855,000	3,959,008
2.95%, 7/15/2026	1,150,000	1,230,189
3.40%, 5/15/2025	2,848,000	3,070,400
3.60%, 7/15/2025	1,197,000	1,299,511
3.80%, 3/1/2024	1,206,000	1,288,587
3.80%, 2/15/2027	661,000	732,481
3.88%, 1/15/2026	284,000	313,110
3.90%, 3/11/2024	1,042,000	1,114,294
3.95%, 1/15/2025	1,233,000	1,346,189
4.05%, 12/15/2023	1,017,000	1,095,573
4.10%, 2/15/2028	2,242,000	2,531,083
4.13%, 2/17/2026	1,566,000	1,747,358
4.25%, 3/1/2027	1,043,000	1,180,561
4.30%, 2/15/2030	4,211,000	4,834,144
4.35%, 3/1/2029	5,350,000	6,134,684
4.45%, 4/1/2024	1,465,000	1,587,445
7.13%, 3/15/2026	151,000	186,089
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	804,000	804,402
British Telecommunications PLC:
4.50%, 12/4/2023	667,000	719,700
5.13%, 12/4/2028	1,139,000	1,332,095
9.63%, 12/15/2030	3,374,000	5,164,042
Cisco Systems, Inc.:
2.20%, 9/20/2023	1,731,000	1,790,789
2.50%, 9/20/2026 (a)	1,841,000	1,964,181
2.60%, 2/28/2023	1,093,000	1,128,577
2.95%, 2/28/2026	570,000	616,455
3.50%, 6/15/2025	756,000	826,232
3.63%, 3/4/2024	497,000	534,275
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	3,780,000	5,613,338
Juniper Networks, Inc.:
1.20%, 12/10/2025	571,000	567,757
2.00%, 12/10/2030 (a)	1,139,000	1,091,219
3.75%, 8/15/2029	799,000	874,761
Koninklijke KPN NV 8.38%, 10/1/2030	1,142,000	1,615,348
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,018,000	999,961
2.75%, 5/24/2031	315,000	320,547
4.00%, 9/1/2024	1,929,000	2,100,893
4.60%, 2/23/2028	584,000	672,604
4.60%, 5/23/2029	1,195,000	1,386,666
Orange SA 9.00%, 3/1/2031	235,000	365,387
Rogers Communications, Inc.:
2.90%, 11/15/2026	924,000	982,314
3.00%, 3/15/2023	500,000	514,885
Security Description	Principal Amount	Value
3.63%, 12/15/2025	$1,126,000	$1,227,340
4.10%, 10/1/2023	1,219,000	1,292,652
Telefonica Emisiones SA 4.10%, 3/8/2027	1,777,000	1,996,069
Telefonica Europe B.V. 8.25%, 9/15/2030	1,152,000	1,657,544
TELUS Corp. 2.80%, 2/16/2027	1,200,000	1,273,008
T-Mobile USA, Inc.:
1.50%, 2/15/2026	953,000	956,517
2.05%, 2/15/2028	2,027,000	2,043,581
2.55%, 2/15/2031	2,411,000	2,421,054
3.50%, 4/15/2025	3,902,000	4,200,542
3.75%, 4/15/2027	5,758,000	6,343,934
3.88%, 4/15/2030	9,114,000	10,069,147
Verizon Communications, Inc.:
0.75%, 3/22/2024	1,494,000	1,500,469
0.85%, 11/20/2025 (a)	2,599,000	2,573,088
1.45%, 3/20/2026	3,085,000	3,113,567
1.50%, 9/18/2030	560,000	528,702
1.68%, 10/30/2030	796,000	755,993
1.75%, 1/20/2031	2,691,000	2,560,056
2.10%, 3/22/2028	3,545,000	3,598,919
2.55%, 3/21/2031	5,785,000	5,868,940
2.63%, 8/15/2026	2,303,000	2,436,989
3.00%, 3/22/2027	1,438,000	1,543,420
3.15%, 3/22/2030	1,988,000	2,126,564
3.38%, 2/15/2025	2,286,000	2,469,291
3.50%, 11/1/2024	1,700,000	1,831,750
3.88%, 2/8/2029	1,278,000	1,434,351
4.02%, 12/3/2029	5,306,000	6,017,110
4.13%, 3/16/2027	3,904,000	4,431,079
4.33%, 9/21/2028	5,202,000	5,984,121
7.75%, 12/1/2030	953,000	1,365,115
Vodafone Group PLC:
2.95%, 2/19/2023	1,087,000	1,123,567
3.75%, 1/16/2024	345,000	369,861
4.13%, 5/30/2025	1,629,000	1,802,407
4.38%, 5/30/2028	3,922,000	4,505,280
7.88%, 2/15/2030	971,000	1,377,257
		173,991,877
TEXTILES — 0.0% (e)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,020,000	1,111,147
3.85%, 2/1/2023	878,000	909,889
		2,021,036
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	964,000	1,020,751
3.50%, 9/15/2027	696,000	758,654
3.55%, 11/19/2026	1,210,000	1,318,029
3.90%, 11/19/2029	1,188,000	1,309,461
		4,406,895

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 1.2%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (c)	$401,000	$458,078
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	133,000	137,255
3.00%, 4/1/2025	977,000	1,041,345
3.25%, 6/15/2027	978,000	1,077,952
3.40%, 9/1/2024	1,221,000	1,310,756
3.65%, 9/1/2025	848,000	928,348
3.75%, 4/1/2024	1,045,000	1,119,111
3.85%, 9/1/2023	352,000	372,539
7.00%, 12/15/2025	412,000	508,676
Canadian National Railway Co.:
2.75%, 3/1/2026	982,000	1,044,141
2.95%, 11/21/2024	1,089,000	1,152,619
6.90%, 7/15/2028	668,000	878,300
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	340,000	335,624
2.90%, 2/1/2025	853,000	901,007
4.00%, 6/1/2028	890,000	1,004,045
4.45%, 3/15/2023	697,000	729,264
4.50%, 1/15/2022	60,000	60,676
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,102,000	1,248,390
CSX Corp.:
2.40%, 2/15/2030 (a)	914,000	935,890
2.60%, 11/1/2026	574,000	608,004
3.25%, 6/1/2027	847,000	920,774
3.35%, 11/1/2025	1,281,000	1,384,287
3.40%, 8/1/2024	700,000	751,506
3.80%, 3/1/2028	1,024,000	1,142,159
4.25%, 3/15/2029	993,000	1,142,377
FedEx Corp.:
2.40%, 5/15/2031	652,000	656,179
3.10%, 8/5/2029	1,277,000	1,363,440
3.25%, 4/1/2026	1,523,000	1,651,739
3.40%, 2/15/2028	1,053,000	1,151,508
4.20%, 10/17/2028	613,000	701,775
4.25%, 5/15/2030	684,000	783,570
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,151,000	1,272,534
Kansas City Southern:
2.88%, 11/15/2029	928,000	974,205
3.00%, 5/15/2023	731,000	757,177
Kirby Corp. 4.20%, 3/1/2028	1,123,000	1,234,840
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	544,000	549,239
2.55%, 11/1/2029	884,000	917,831
2.90%, 2/15/2023	237,000	243,622
2.90%, 6/15/2026	866,000	926,793
Security Description	Principal Amount	Value
3.15%, 6/1/2027	$754,000	$817,962
3.65%, 8/1/2025	411,000	447,176
3.80%, 8/1/2028 (a)	926,000	1,036,490
3.85%, 1/15/2024 (a)	227,000	241,512
7.80%, 5/15/2027	1,113,000	1,478,209
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	890,000	930,548
Series MTN, 2.90%, 12/1/2026	987,000	1,050,178
Series MTN, 3.35%, 9/1/2025	1,175,000	1,264,112
Series MTN, 3.40%, 3/1/2023	380,000	394,710
Series MTN, 3.65%, 3/18/2024 (a)	345,000	368,336
Series MTN, 3.75%, 6/9/2023	982,000	1,035,382
Series MTN, 3.88%, 12/1/2023	737,000	786,526
Series MTN, 4.63%, 6/1/2025	1,103,000	1,230,871
Union Pacific Corp.:
2.15%, 2/5/2027	1,003,000	1,041,575
2.38%, 5/20/2031	1,241,000	1,271,404
2.40%, 2/5/2030	750,000	769,500
2.75%, 4/15/2023	14,000	14,420
2.75%, 3/1/2026	964,000	1,025,137
3.00%, 4/15/2027	1,071,000	1,154,002
3.15%, 3/1/2024	567,000	600,476
3.25%, 1/15/2025	701,000	749,348
3.25%, 8/15/2025	775,000	834,458
3.50%, 6/8/2023	1,248,000	1,309,901
3.65%, 2/15/2024	843,000	895,738
3.70%, 3/1/2029	1,205,000	1,344,587
3.75%, 3/15/2024	1,029,000	1,097,933
3.75%, 7/15/2025	922,000	1,010,328
3.95%, 9/10/2028	1,219,000	1,381,541
United Parcel Service, Inc.:
2.20%, 9/1/2024	1,409,000	1,470,771
2.40%, 11/15/2026	883,000	934,073
2.50%, 4/1/2023	1,211,000	1,248,565
2.50%, 9/1/2029	879,000	921,139
2.80%, 11/15/2024 (a)	1,167,000	1,240,533
3.40%, 3/15/2029	1,207,000	1,338,563
3.90%, 4/1/2025	947,000	1,036,709
4.45%, 4/1/2030 (a)	1,174,000	1,398,257
		69,548,545
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	889,000	842,141
3.25%, 3/30/2025	262,000	278,514
3.25%, 9/15/2026 (a)	505,000	540,506
3.50%, 3/15/2028	758,000	826,781
3.85%, 3/30/2027	972,000	1,066,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/30/2030	$750,000	$836,640
4.35%, 2/15/2024	991,000	1,068,793
4.55%, 11/7/2028	645,000	742,621
4.70%, 4/1/2029	1,091,000	1,264,938
		7,467,432
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc. 2.63%, 9/16/2026	1,405,000	1,404,438
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	999,000	1,012,726
2.80%, 5/1/2030	1,051,000	1,105,947
2.95%, 9/1/2027	960,000	1,032,595
3.40%, 3/1/2025	789,000	849,816
3.45%, 6/1/2029	764,000	840,033
3.75%, 9/1/2028 (a)	990,000	1,110,137
3.85%, 3/1/2024	847,000	906,815
Aqua America, Inc. 3.57%, 5/1/2029	1,592,000	1,749,162
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,136,000	1,145,281
2.70%, 4/15/2030	1,095,000	1,133,303
United Utilities PLC 6.88%, 8/15/2028	437,000	559,649
		11,445,464
TOTAL CORPORATE BONDS & NOTES (Cost $5,757,453,094)		5,736,414,361
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	19,028,040	19,031,846
State Street Navigator Securities Lending Portfolio II (i) (j)	98,273,723	98,273,723
TOTAL SHORT-TERM INVESTMENTS (Cost $117,305,569)		117,305,569
TOTAL INVESTMENTS — 101.1% (Cost $5,874,758,663)		5,853,719,930
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(61,918,813)
NET ASSETS — 100.0%		$5,791,801,117

(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,736,414,361	$—	$5,736,414,361
Short-Term Investments	117,305,569	—	—	117,305,569
TOTAL INVESTMENTS	$117,305,569	$5,736,414,361	$—	$5,853,719,930
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,867,148	$20,873,408	$222,243,911	$224,084,746	$(727)	$—	19,028,040	$19,031,846	$1,837
State Street Navigator Securities Lending Portfolio II	228,861,358	228,861,358	156,171,500	286,759,135	—	—	98,273,723	98,273,723	72,498
Total		$249,734,766	$378,415,411	$510,843,881	$(727)	$—		$117,305,569	$74,335
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
5.25%, 11/15/2028	$5,640,700	$7,163,689
5.25%, 2/15/2029	5,566,800	7,101,149
5.38%, 2/15/2031	5,398,800	7,260,542
5.50%, 8/15/2028 (a)	4,615,800	5,897,406
6.00%, 2/15/2026	4,860,200	5,927,546
6.13%, 11/15/2027	6,148,900	7,954,659
6.13%, 8/15/2029	3,840,100	5,214,736
6.25%, 5/15/2030	5,342,900	7,449,171
6.38%, 8/15/2027	1,783,200	2,315,792
6.50%, 11/15/2026 (a)	2,962,400	3,774,746
6.63%, 2/15/2027	2,152,100	2,778,563
6.75%, 8/15/2026	2,706,600	3,449,223
6.88%, 8/15/2025	2,132,200	2,629,602
7.50%, 11/15/2024	4,309,900	5,236,192
7.63%, 2/15/2025	3,727,000	4,599,060
Treasury Notes:
0.25%, 5/31/2025	29,618,700	29,123,512
0.25%, 6/30/2025	25,411,500	24,962,828
0.25%, 7/31/2025	28,668,300	28,124,050
0.25%, 8/31/2025	31,558,300	30,919,738
0.25%, 9/30/2025	35,155,400	34,408,348
0.25%, 10/31/2025 (a)	31,184,800	30,473,397
0.38%, 4/30/2025	26,691,700	26,401,845
0.38%, 11/30/2025	36,353,100	35,665,799
0.38%, 12/31/2025	39,110,100	38,327,898
0.38%, 1/31/2026	44,053,400	43,110,382
0.38%, 7/31/2027	26,948,200	25,798,691
0.38%, 9/30/2027	32,162,600	30,697,694
0.50%, 3/31/2025	24,313,300	24,182,236
0.50%, 2/28/2026	41,968,800	41,263,856
0.50%, 4/30/2027	20,417,100	19,759,925
0.50%, 5/31/2027	22,064,000	21,317,616
0.50%, 6/30/2027	23,955,700	23,126,608
0.50%, 8/31/2027	28,709,800	27,637,668
0.50%, 10/31/2027	31,739,300	30,469,728
0.63%, 7/31/2026	22,522,800	22,162,083
0.63%, 3/31/2027	14,910,200	14,552,588
0.63%, 11/30/2027	30,343,000	29,311,812
0.63%, 12/31/2027	40,697,800	39,273,377
0.63%, 5/15/2030	54,960,200	51,319,087
0.63%, 8/15/2030	71,046,100	66,117,277
0.75%, 3/31/2026	44,496,600	44,187,210
0.75%, 4/30/2026	44,413,800	44,077,227
0.75%, 5/31/2026	40,235,200	39,895,715
0.75%, 8/31/2026	34,539,000	34,172,023
0.75%, 1/31/2028	43,750,800	42,489,547
0.88%, 6/30/2026	42,186,500	42,034,892
0.88%, 9/30/2026	13,000,000	12,930,938
0.88%, 11/15/2030 (a)	78,750,900	74,764,136
1.00%, 7/31/2028	29,757,400	29,185,500
1.13%, 2/28/2025	30,468,400	30,977,794
1.13%, 2/28/2027	8,054,900	8,083,218
Security Description	Principal Amount	Value
1.13%, 2/29/2028	$42,144,700	$41,887,881
1.13%, 8/31/2028	35,972,000	35,550,453
1.13%, 2/15/2031 (a)	78,402,100	75,952,034
1.25%, 3/31/2028	43,757,700	43,771,374
1.25%, 4/30/2028	28,840,100	28,831,087
1.25%, 5/31/2028	40,247,500	40,197,191
1.25%, 6/30/2028	35,398,200	35,326,297
1.25%, 9/30/2028	27,000,000	26,886,094
1.25%, 8/15/2031	30,369,000	29,633,501
1.38%, 1/31/2025	20,470,300	20,988,454
1.38%, 8/31/2026 (a)	15,383,500	15,679,152
1.50%, 10/31/2024	12,965,300	13,346,156
1.50%, 11/30/2024	22,774,100	23,443,089
1.50%, 8/15/2026	39,822,400	40,830,404
1.50%, 1/31/2027	11,640,000	11,917,359
1.50%, 2/15/2030	42,382,700	42,667,459
1.63%, 2/15/2026	36,395,300	37,558,244
1.63%, 5/15/2026	34,515,900	35,608,005
1.63%, 9/30/2026	11,441,400	11,798,944
1.63%, 10/31/2026	15,195,300	15,666,592
1.63%, 11/30/2026	14,057,400	14,490,104
1.63%, 8/15/2029 (a)	32,129,200	32,736,643
1.63%, 5/15/2031	76,245,800	77,151,219
1.75%, 12/31/2024	19,777,300	20,522,039
1.75%, 12/31/2026	13,643,100	14,149,387
1.75%, 11/15/2029 (a)	22,226,300	22,847,942
1.88%, 6/30/2026	16,078,200	16,776,597
1.88%, 7/31/2026	16,107,500	16,812,203
2.00%, 2/15/2025	36,053,000	37,714,818
2.00%, 8/15/2025	41,263,800	43,217,383
2.00%, 11/15/2026	32,828,700	34,454,747
2.13%, 11/30/2024	13,880,500	14,560,428
2.13%, 5/15/2025	35,766,800	37,599,848
2.13%, 5/31/2026	16,936,900	17,863,137
2.25%, 10/31/2024	10,704,700	11,264,188
2.25%, 11/15/2024	15,813,000	16,646,889
2.25%, 12/31/2024	15,769,800	16,614,963
2.25%, 11/15/2025	39,545,000	41,837,374
2.25%, 3/31/2026	18,590,700	19,700,332
2.25%, 2/15/2027	28,408,500	30,181,812
2.25%, 8/15/2027	34,772,200	36,967,195
2.25%, 11/15/2027	36,086,000	38,375,206
2.38%, 4/30/2026	12,456,700	13,275,144
2.38%, 5/15/2027	38,369,300	41,046,158
2.38%, 5/15/2029	33,947,000	36,445,287
2.50%, 1/31/2025	15,954,100	16,951,231
2.50%, 2/28/2026	15,992,200	17,119,150
2.63%, 3/31/2025	12,364,600	13,206,938
2.63%, 12/31/2025	12,881,400	13,836,435
2.63%, 1/31/2026	16,326,500	17,550,988
2.63%, 2/15/2029	40,770,900	44,465,763
2.75%, 2/28/2025 (a)	17,223,200	18,457,081
2.75%, 6/30/2025	12,990,700	13,961,958
2.75%, 8/31/2025	15,403,500	16,579,220
2.75%, 2/15/2028	39,117,200	42,811,942

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 4/30/2025	$15,916,800	$17,152,839
2.88%, 5/31/2025	14,262,900	15,383,875
2.88%, 7/31/2025	14,026,400	15,153,991
2.88%, 11/30/2025	15,460,700	16,756,742
2.88%, 5/15/2028	39,198,400	43,252,984
2.88%, 8/15/2028	37,694,700	41,652,643
3.00%, 9/30/2025	15,027,200	16,338,558
3.00%, 10/31/2025	17,677,400	19,237,983
3.13%, 11/15/2028	41,104,600	46,197,717
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,114,108,239)		3,046,917,170
	Shares
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	3,001,199	3,001,199
State Street Navigator Securities Lending Portfolio II (d) (e)	144,734,711	144,734,711
TOTAL SHORT-TERM INVESTMENTS (Cost $147,735,910)		147,735,910
TOTAL INVESTMENTS — 104.4% (Cost $3,261,844,149)		3,194,653,080
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(134,506,473)
NET ASSETS — 100.0%		$3,060,146,607

(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,046,917,170	$—	$3,046,917,170
Short-Term Investments	147,735,910	—	—	147,735,910
TOTAL INVESTMENTS	$147,735,910	$3,046,917,170	$—	$3,194,653,080
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,397,006	$2,397,006	$49,873,106	$49,268,913	$—	$—	3,001,199	$3,001,199	$230
State Street Navigator Securities Lending Portfolio II	260,317,538	260,317,538	271,676,784	387,259,611	—	—	144,734,711	144,734,711	62,576
Total		$262,714,544	$321,549,890	$436,528,524	$—	$—		$147,735,910	$62,806
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$37,000	$38,873
5.40%, 10/1/2048	202,000	271,860
		310,733
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	235,000	235,681
3.38%, 6/15/2046	85,000	81,847
3.50%, 3/1/2039	186,000	185,663
3.55%, 3/1/2038	230,000	233,128
3.60%, 5/1/2034	278,000	289,768
3.63%, 3/1/2048	166,000	162,139
3.65%, 3/1/2047	123,000	120,780
3.75%, 2/1/2050	409,000	414,665
3.83%, 3/1/2059	125,000	123,050
3.85%, 11/1/2048	136,000	138,900
3.90%, 5/1/2049	274,000	282,604
3.95%, 8/1/2059	348,000	354,090
5.71%, 5/1/2040	998,000	1,269,885
5.81%, 5/1/2050	1,632,000	2,181,429
5.88%, 2/15/2040	198,000	248,585
5.93%, 5/1/2060	1,240,000	1,694,100
6.13%, 2/15/2033	165,000	208,565
6.63%, 2/15/2038	116,000	154,928
6.88%, 3/15/2039	124,000	171,153
General Dynamics Corp.:
2.85%, 6/1/2041	149,000	152,092
3.60%, 11/15/2042	143,000	162,052
4.25%, 4/1/2040	316,000	383,725
4.25%, 4/1/2050	154,000	194,590
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	116,000	143,395
5.05%, 4/27/2045	54,000	70,486
6.15%, 12/15/2040	173,000	248,035
Lockheed Martin Corp.:
2.80%, 6/15/2050	299,000	296,378
3.60%, 3/1/2035	208,000	235,088
3.80%, 3/1/2045	330,000	381,760
4.07%, 12/15/2042	394,000	470,070
4.09%, 9/15/2052	552,000	676,404
4.50%, 5/15/2036	175,000	216,561
4.70%, 5/15/2046	473,000	620,723
5.72%, 6/1/2040	120,000	166,914
Series B, 6.15%, 9/1/2036	96,000	136,723
Northrop Grumman Corp.:
3.85%, 4/15/2045	142,000	161,516
4.03%, 10/15/2047	776,000	913,313
4.75%, 6/1/2043	290,000	367,685
5.05%, 11/15/2040	148,000	190,623
5.15%, 5/1/2040	193,000	251,024
5.25%, 5/1/2050	256,000	356,864
Security Description	Principal Amount	Value
Raytheon Technologies Corp.:
2.82%, 9/1/2051	$472,000	$450,137
3.13%, 7/1/2050	364,000	367,815
3.75%, 11/1/2046	337,000	374,383
4.05%, 5/4/2047	245,000	284,391
4.15%, 5/15/2045	301,000	351,737
4.35%, 4/15/2047	319,000	384,644
4.45%, 11/16/2038	283,000	342,662
4.50%, 6/1/2042	1,113,000	1,368,812
4.63%, 11/16/2048	587,000	741,369
4.70%, 12/15/2041	139,000	172,386
4.80%, 12/15/2043	108,000	135,728
4.88%, 10/15/2040	143,000	181,230
5.40%, 5/1/2035	282,000	368,210
5.70%, 4/15/2040	293,000	401,785
6.05%, 6/1/2036	202,000	279,186
6.13%, 7/15/2038	287,000	403,944
		21,955,400
AGRICULTURE — 1.6%
Altria Group, Inc.:
2.45%, 2/4/2032	541,000	520,593
3.40%, 2/4/2041	505,000	477,548
3.70%, 2/4/2051	398,000	374,239
3.88%, 9/16/2046	436,000	424,655
4.00%, 2/4/2061	232,000	223,212
4.25%, 8/9/2042	300,000	312,000
4.45%, 5/6/2050	222,000	234,019
4.50%, 5/2/2043	243,000	260,603
5.38%, 1/31/2044	550,000	647,312
5.80%, 2/14/2039	557,000	685,455
5.95%, 2/14/2049	887,000	1,129,506
6.20%, 2/14/2059	1,000	1,290
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	391,000	382,902
3.75%, 9/15/2047	65,000	76,010
4.50%, 3/15/2049	212,000	275,051
4.54%, 3/26/2042	209,000	266,366
5.94%, 10/1/2032	162,000	217,208
BAT Capital Corp.:
3.73%, 9/25/2040	170,000	164,679
3.98%, 9/25/2050	318,000	306,848
4.39%, 8/15/2037	939,000	1,002,749
4.54%, 8/15/2047	898,000	935,590
4.76%, 9/6/2049	337,000	362,376
5.28%, 4/2/2050	291,000	334,179
Philip Morris International, Inc.:
3.88%, 8/21/2042	265,000	287,292
4.13%, 3/4/2043	328,000	366,957
4.25%, 11/10/2044	359,000	411,242
4.38%, 11/15/2041	278,000	321,396
4.50%, 3/20/2042	344,000	402,538
4.88%, 11/15/2043 (b)	168,000	206,808
6.38%, 5/16/2038	530,000	744,676
Reynolds American, Inc.:
5.70%, 8/15/2035	190,000	227,181

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 8/15/2045	$727,000	$885,421
6.15%, 9/15/2043	263,000	329,129
7.25%, 6/15/2037	114,000	153,573
		13,950,603
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,604	2,640
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,479	1,529
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	64,759	66,873
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	29,119	29,420
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,576	5,617
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	64,063	66,769
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	74,549	76,050
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	133,214	135,892
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	319,272	319,840
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	53,201	58,008
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	48,877	51,542
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	18,560	19,487
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	80,716	84,954
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$115,543	$125,087
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	162,077	163,581
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	4,908	4,994
		1,212,283
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	281,000	306,453
3.38%, 11/1/2046	160,000	177,051
3.38%, 3/27/2050	548,000	613,355
3.63%, 5/1/2043	149,000	171,246
3.88%, 11/1/2045	298,000	353,854
		1,621,959
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
2.60%, 9/1/2050	253,000	236,163
4.88%, 10/1/2043	174,000	229,454
General Motors Co.:
5.00%, 4/1/2035	190,000	224,700
5.15%, 4/1/2038	319,000	380,069
5.20%, 4/1/2045	439,000	533,429
5.40%, 4/1/2048	239,000	296,769
5.95%, 4/1/2049	402,000	531,436
6.25%, 10/2/2043	535,000	719,687
6.60%, 4/1/2036	390,000	524,101
6.75%, 4/1/2046	301,000	426,677
		4,102,485
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	122,000	144,074
Aptiv PLC 5.40%, 3/15/2049	47,000	63,893
BorgWarner, Inc. 4.38%, 3/15/2045	135,000	158,941
Lear Corp. 5.25%, 5/15/2049 (b)	117,000	144,924
		511,832
BANKS — 8.8%
Bank of America Corp.:
6.11%, 1/29/2037	1,071,000	1,444,147
7.75%, 5/14/2038	1,136,000	1,779,805
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	415,000	481,894
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	632,000	738,492

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	$619,000	$605,122
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,057,000	1,113,032
Series L, 4.75%, 4/21/2045	30,000	37,275
Series MTN, 4.88%, 4/1/2044	113,000	146,082
Series MTN, 5.00%, 1/21/2044	650,000	850,115
Series MTN, 5.88%, 2/7/2042	484,000	691,636
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	492,000	565,923
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	877,000	1,074,114
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	581,000	721,521
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,685,000	1,993,540
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	287,000	276,022
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,649,000	1,594,121
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	204,000	220,836
Bank of America NA Series BKNT, 6.00%, 10/15/2036	387,000	529,784
Barclays PLC:
4.95%, 1/10/2047	584,000	757,915
5.25%, 8/17/2045	416,000	554,719
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	406,000	433,007
Citigroup, Inc.:
4.65%, 7/30/2045	431,000	547,025
4.65%, 7/23/2048	1,001,000	1,293,442
4.75%, 5/18/2046	715,000	900,442
5.30%, 5/6/2044	390,000	519,718
5.88%, 1/30/2042	303,000	432,542
6.00%, 10/31/2033	107,000	139,768
6.13%, 8/25/2036	289,000	396,595
6.63%, 6/15/2032	273,000	367,174
6.68%, 9/13/2043	550,000	842,754
8.13%, 7/15/2039	727,000	1,237,165
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	30,000	34,303
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	354,000	431,190
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	311,000	413,845
Security Description	Principal Amount	Value
Citizens Financial Group, Inc. 2.64%, 9/30/2032	$145,000	$145,806
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	413,000	550,062
5.75%, 12/1/2043	449,000	633,584
Series BKNT, 5.25%, 5/24/2041	433,000	594,964
Credit Suisse Group AG 4.88%, 5/15/2045	677,000	847,225
Fifth Third Bancorp 8.25%, 3/1/2038	220,000	365,176
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	124,000	150,720
Series BKNT, 4.63%, 2/13/2047	140,000	176,753
Goldman Sachs Capital I 6.35%, 2/15/2034	307,000	430,807
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	596,000	766,980
5.15%, 5/22/2045	614,000	803,990
6.13%, 2/15/2033	426,000	569,140
6.25%, 2/1/2041	798,000	1,165,527
6.45%, 5/1/2036	319,000	440,979
6.75%, 10/1/2037	1,846,000	2,642,604
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	763,000	876,725
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	419,828
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	543,000	536,707
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	739,000	764,037
Series MTN, 4.80%, 7/8/2044	525,000	671,039
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	274,000	346,130
Series BKNT, 5.88%, 11/1/2034	301,000	388,642
HSBC Holdings PLC:
5.25%, 3/14/2044	549,000	713,678
6.10%, 1/14/2042	179,000	256,901
6.50%, 5/2/2036	661,000	911,030
6.50%, 9/15/2037	810,000	1,127,690
6.80%, 6/1/2038	425,000	606,700
7.63%, 5/17/2032	150,000	210,142
JPMorgan Chase & Co.:
4.85%, 2/1/2044	294,000	382,894
4.95%, 6/1/2045	483,000	631,943
5.40%, 1/6/2042	426,000	585,137
5.50%, 10/15/2040	295,000	401,575
5.60%, 7/15/2041	480,000	666,029
5.63%, 8/16/2043	409,000	566,244

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 5/15/2038	$1,176,000	$1,713,832
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	490,000	564,108
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	631,000	721,107
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	1,048,000	1,218,939
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	477,000	555,614
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	711,000	861,291
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	604,000	627,272
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	552,000	524,267
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,085,000	1,142,917
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	746,000	761,069
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	502,000	519,535
Lloyds Banking Group PLC:
4.34%, 1/9/2048	540,000	635,980
5.30%, 12/1/2045	343,000	453,168
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	428,000	481,526
4.15%, 3/7/2039 (b)	138,000	162,258
4.29%, 7/26/2038	43,000	51,458
Morgan Stanley:
4.30%, 1/27/2045	845,000	1,030,368
4.38%, 1/22/2047	824,000	1,024,595
6.38%, 7/24/2042	626,000	952,359
7.25%, 4/1/2032	195,000	283,054
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	360,000	435,744
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	590,000	678,931
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	602,000	629,415
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	689,000	1,022,152
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	592,000	573,749
Regions Bank Series BKNT, 6.45%, 6/26/2037	84,000	119,265
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	$193,000	$177,531
2.93%, 9/17/2041	100,000	97,422
Wachovia Corp. 5.50%, 8/1/2035	219,000	282,475
Wells Fargo & Co.:
3.90%, 5/1/2045	563,000	656,649
5.38%, 2/7/2035	338,000	449,604
5.38%, 11/2/2043	635,000	841,807
5.61%, 1/15/2044	699,000	951,388
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,132,000	1,165,134
Series GMTN, 4.90%, 11/17/2045	650,000	818,304
Series MTN, 4.40%, 6/14/2046	649,000	772,680
Series MTN, 4.65%, 11/4/2044	586,000	713,836
Series MTN, 4.75%, 12/7/2046	579,000	724,283
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,771,000	2,384,085
Wells Fargo Bank NA:
5.95%, 8/26/2036	218,000	295,708
Series BKNT, 5.85%, 2/1/2037	231,000	313,310
Series BKNT, 6.60%, 1/15/2038	1,218,000	1,770,363
Westpac Banking Corp.:
2.96%, 11/16/2040	301,000	296,915
4.42%, 7/24/2039	319,000	374,216
		76,342,136
BEVERAGES — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,767,000	2,136,038
4.90%, 2/1/2046	3,162,000	3,926,793
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	235,000	259,102
4.63%, 2/1/2044	307,000	363,546
4.70%, 2/1/2036	328,000	396,112
4.90%, 2/1/2046	384,000	474,040
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	389,000	418,471
4.35%, 6/1/2040	253,000	294,915
4.38%, 4/15/2038	521,000	608,226
4.44%, 10/6/2048	605,000	709,992
4.50%, 6/1/2050	695,000	831,540
4.60%, 4/15/2048	717,000	858,328
4.60%, 6/1/2060	427,000	513,463
4.75%, 4/15/2058	437,000	536,383
4.95%, 1/15/2042	423,000	522,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 1/23/2039	$708,000	$917,674
5.55%, 1/23/2049	1,237,000	1,674,762
5.80%, 1/23/2059	563,000	798,514
5.88%, 6/15/2035	184,000	241,415
8.00%, 11/15/2039	329,000	534,681
8.20%, 1/15/2039	429,000	700,677
Brown-Forman Corp. 4.50%, 7/15/2045	207,000	263,405
Coca-Cola Co.:
2.25%, 1/5/2032	508,000	514,558
2.50%, 6/1/2040	350,000	340,757
2.50%, 3/15/2051	462,000	435,823
2.60%, 6/1/2050	476,000	455,780
2.75%, 6/1/2060	334,000	322,878
2.88%, 5/5/2041	240,000	247,356
3.00%, 3/5/2051 (b)	508,000	525,084
4.20%, 3/25/2050	150,000	187,905
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	289,000	273,888
5.25%, 11/26/2043	174,000	230,148
Constellation Brands, Inc.:
3.75%, 5/1/2050	200,000	217,376
4.10%, 2/15/2048	67,000	75,688
4.50%, 5/9/2047	123,000	146,767
5.25%, 11/15/2048	170,000	224,477
Diageo Capital PLC:
2.13%, 4/29/2032	204,000	202,674
3.88%, 4/29/2043	82,000	95,892
5.88%, 9/30/2036	126,000	176,715
Diageo Investment Corp.:
4.25%, 5/11/2042	220,000	266,820
7.45%, 4/15/2035	137,000	211,992
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	854,000	894,138
4.38%, 5/10/2043	136,000	160,719
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	165,000	171,618
3.80%, 5/1/2050	75,000	84,390
4.42%, 12/15/2046	161,000	193,329
4.50%, 11/15/2045	164,000	199,098
4.99%, 5/25/2038	256,000	320,622
5.09%, 5/25/2048	237,000	313,752
Molson Coors Beverage Co.:
4.20%, 7/15/2046	627,000	693,926
5.00%, 5/1/2042	240,000	290,952
PepsiCo, Inc.:
2.88%, 10/15/2049	208,000	211,817
3.38%, 7/29/2049	204,000	223,914
3.45%, 10/6/2046	580,000	640,877
3.50%, 3/19/2040	270,000	302,176
3.60%, 8/13/2042	203,000	229,680
3.63%, 3/19/2050	481,000	554,521
3.88%, 3/19/2060	232,000	281,736
4.00%, 3/5/2042	269,000	320,218
Security Description	Principal Amount	Value
4.00%, 5/2/2047	$202,000	$242,244
4.25%, 10/22/2044	266,000	325,079
4.45%, 4/14/2046	426,000	540,696
4.60%, 7/17/2045	228,000	293,630
4.88%, 11/1/2040	97,000	126,918
		30,749,533
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
2.00%, 1/15/2032	401,000	386,624
2.77%, 9/1/2053	202,000	187,090
2.80%, 8/15/2041	520,000	502,986
3.00%, 1/15/2052	456,000	440,355
3.15%, 2/21/2040	705,000	718,649
3.38%, 2/21/2050	842,000	871,032
4.40%, 5/1/2045	732,000	877,390
4.56%, 6/15/2048	491,000	606,704
4.66%, 6/15/2051	1,200,000	1,514,796
4.95%, 10/1/2041	266,000	335,926
5.15%, 11/15/2041	420,000	537,188
5.65%, 6/15/2042	50,000	67,875
6.38%, 6/1/2037	73,000	102,772
6.40%, 2/1/2039	35,000	49,739
Baxalta, Inc. 5.25%, 6/23/2045	72,000	96,291
Biogen, Inc.:
3.15%, 5/1/2050	553,000	531,079
3.25%, 2/15/2051 (d)	244,000	238,812
5.20%, 9/15/2045	320,000	422,349
Gilead Sciences, Inc.:
2.60%, 10/1/2040	225,000	214,213
2.80%, 10/1/2050	495,000	469,032
4.00%, 9/1/2036	50,000	57,499
4.15%, 3/1/2047	630,000	738,051
4.50%, 2/1/2045	603,000	731,903
4.60%, 9/1/2035	352,000	426,758
4.75%, 3/1/2046	767,000	963,429
4.80%, 4/1/2044	546,000	686,191
5.65%, 12/1/2041	245,000	336,258
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	318,000	293,543
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	20,222
3.30%, 9/2/2040	315,000	314,833
3.35%, 9/2/2051	223,000	211,420
3.55%, 9/2/2050	377,000	370,810
		14,321,819
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	505,000	528,972
3.58%, 4/5/2050	593,000	629,523
Johnson Controls International PLC:
4.50%, 2/15/2047	83,000	102,232

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 7/2/2044	$299,000	$363,949
4.95%, 7/2/2064 (e)	125,000	165,235
5.13%, 9/14/2045	125,000	163,919
6.00%, 1/15/2036	113,000	156,328
Lafarge SA 7.13%, 7/15/2036	187,000	274,557
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	430,000	427,562
4.25%, 12/15/2047	75,000	86,977
Masco Corp.:
3.13%, 2/15/2051	181,000	178,175
4.50%, 5/15/2047	166,000	198,665
Owens Corning:
4.30%, 7/15/2047	138,000	158,496
4.40%, 1/30/2048	118,000	137,938
7.00%, 12/1/2036	31,000	44,394
Vulcan Materials Co.:
4.50%, 6/15/2047	181,000	218,925
4.70%, 3/1/2048	133,000	164,832
		4,000,679
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	504,000	508,097
2.80%, 5/15/2050	20,000	19,909
CF Industries, Inc. 4.95%, 6/1/2043	666,000	802,437
Dow Chemical Co 5.55%, 11/30/2048	327,000	448,801
Dow Chemical Co.:
3.60%, 11/15/2050	401,000	426,307
4.38%, 11/15/2042	400,000	471,680
4.63%, 10/1/2044	148,000	179,224
4.80%, 5/15/2049	154,000	194,277
5.25%, 11/15/2041	485,000	627,435
7.38%, 11/1/2029	22,000	30,005
9.40%, 5/15/2039	147,000	264,576
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	574,000	742,280
5.42%, 11/15/2048	730,000	1,001,253
Eastman Chemical Co.:
4.65%, 10/15/2044	227,000	272,021
4.80%, 9/1/2042	166,000	201,707
Ecolab, Inc.:
2.13%, 8/15/2050	286,000	251,171
2.75%, 8/18/2055 (d)	523,000	503,089
FMC Corp. 4.50%, 10/1/2049	159,000	187,135
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	171,000	201,385
5.00%, 9/26/2048	266,000	342,028
Linde, Inc.:
2.00%, 8/10/2050	179,000	153,446
3.55%, 11/7/2042	237,000	266,985
Security Description	Principal Amount	Value
Lubrizol Corp. 6.50%, 10/1/2034	$145,000	$210,511
LYB International Finance B.V.:
4.88%, 3/15/2044	312,000	383,376
5.25%, 7/15/2043	274,000	352,093
LYB International Finance III LLC:
3.38%, 10/1/2040	144,000	148,643
3.63%, 4/1/2051	339,000	354,143
3.80%, 10/1/2060	166,000	172,920
4.20%, 10/15/2049	365,000	415,312
4.20%, 5/1/2050	297,000	338,425
LyondellBasell Industries NV 4.63%, 2/26/2055	331,000	399,709
Mosaic Co.:
4.88%, 11/15/2041	12,000	14,139
5.45%, 11/15/2033	247,000	309,081
5.63%, 11/15/2043	209,000	276,411
Nutrien, Ltd.:
3.95%, 5/13/2050	181,000	205,922
4.90%, 6/1/2043	155,000	194,948
5.00%, 4/1/2049	218,000	285,201
5.25%, 1/15/2045	161,000	212,037
5.63%, 12/1/2040	35,000	47,299
5.88%, 12/1/2036	114,000	153,596
6.13%, 1/15/2041	134,000	189,909
7.13%, 5/23/2036	15,000	22,273
Sherwin-Williams Co.:
3.30%, 5/15/2050 (b)	125,000	129,432
3.80%, 8/15/2049	286,000	320,306
4.00%, 12/15/2042	185,000	209,749
4.50%, 6/1/2047	454,000	552,827
Westlake Chemical Corp.:
2.88%, 8/15/2041	183,000	174,562
3.13%, 8/15/2051	211,000	199,011
3.38%, 8/15/2061	239,000	224,655
4.38%, 11/15/2047	183,000	209,156
5.00%, 8/15/2046	228,000	282,376
		15,083,270
COMMERCIAL SERVICES — 1.6%
American University Series 2019, 3.67%, 4/1/2049	158,000	177,519
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	111,000	116,863
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	120,178
California Institute of Technology:
3.65%, 9/1/2119	315,000	354,022
4.32%, 8/1/2045	60,000	76,649
4.70%, 11/1/2111	73,000	103,817

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Clinic Foundation 4.86%, 1/1/2114	$188,000	$267,936
Duke University:
Series 2020, 2.68%, 10/1/2044	125,000	125,556
Series 2020, 2.76%, 10/1/2050	100,000	102,428
Series 2020, 2.83%, 10/1/2055	190,000	192,675
Emory University Series 2020, 2.97%, 9/1/2050	133,000	138,450
Equifax, Inc. 2.35%, 9/15/2031	103,000	101,530
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	75,000	71,498
Series 2020, 2.82%, 6/1/2070	135,000	133,546
George Washington University:
4.87%, 9/15/2045	153,000	205,429
Series 2014, 4.30%, 9/15/2044	141,000	176,808
Series 2018, 4.13%, 9/15/2048	182,000	221,976
Georgetown University:
Series 20A, 2.94%, 4/1/2050	136,000	134,016
Series A, 5.22%, 10/1/2118	162,000	235,059
Series B, 4.32%, 4/1/2049 (b)	134,000	166,523
Global Payments, Inc. 4.15%, 8/15/2049	252,000	283,235
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	123,000	157,019
Series A, 2.81%, 1/1/2060	169,000	171,427
Leland Stanford Junior University:
2.41%, 6/1/2050	171,000	164,278
3.65%, 5/1/2048	251,000	300,756
Massachusetts Institute of Technology:
3.89%, 7/1/2116	155,000	187,122
3.96%, 7/1/2038	4,000	4,759
4.68%, 7/1/2114	305,000	438,215
5.60%, 7/1/2111	167,000	287,564
Series F, 2.99%, 7/1/2050	139,000	149,590
Series G, 2.29%, 7/1/2051	186,000	173,992
Moody's Corp.:
2.55%, 8/18/2060	124,000	108,388
2.75%, 8/19/2041	210,000	203,629
3.25%, 5/20/2050	138,000	141,879
4.88%, 12/17/2048	57,000	74,482
5.25%, 7/15/2044	186,000	249,631
Northeastern University Series 2020, 2.89%, 10/1/2050	182,000	183,520
Security Description	Principal Amount	Value
Northwestern University:
4.64%, 12/1/2044	$171,000	$222,280
Series 2017, 3.66%, 12/1/2057	144,000	174,888
Series 2020, 2.64%, 12/1/2050	166,000	166,651
Novant Health, Inc.:
2.64%, 11/1/2036	86,000	87,021
3.17%, 11/1/2051	158,000	164,481
3.32%, 11/1/2061 (b)	175,000	184,720
PayPal Holdings, Inc. 3.25%, 6/1/2050 (b)	260,000	279,404
President & Fellows of Harvard College:
2.52%, 10/15/2050	158,000	156,008
4.88%, 10/15/2040	147,000	199,461
President and Fellows of Harvard College:
3.15%, 7/15/2046	188,000	207,065
3.30%, 7/15/2056 (b)	180,000	204,590
Quanta Services, Inc.:
2.35%, 1/15/2032	135,000	132,181
3.05%, 10/1/2041	145,000	140,182
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	233,000	227,431
S&P Global, Inc.:
2.30%, 8/15/2060	198,000	168,722
3.25%, 12/1/2049	193,000	205,933
Trustees of Boston College 3.13%, 7/1/2052	188,000	197,195
Trustees of Boston University Series CC, 4.06%, 10/1/2048	163,000	198,570
Trustees of Princeton University:
5.70%, 3/1/2039	125,000	182,000
Series 2020, 2.52%, 7/1/2050	172,000	169,671
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	175,000	198,119
4.67%, 9/1/2112	33,000	47,377
Series 2020, 2.40%, 10/1/2050	144,000	136,629
University of Chicago:
3.00%, 10/1/2052	144,000	149,456
4.00%, 10/1/2053	125,000	154,469
Series 20B, 2.76%, 4/1/2045	96,000	97,413
Series C, 2.55%, 4/1/2050	155,000	148,853
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	263,000	303,418
Series 2017, 3.39%, 2/15/2048	157,000	179,355

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
University of Southern California:
2.81%, 10/1/2050	$124,000	$127,117
3.03%, 10/1/2039	238,000	253,420
5.25%, 10/1/2111	149,000	228,800
Series 2017, 3.84%, 10/1/2047	172,000	207,688
Series 21A, 2.95%, 10/1/2051	189,000	197,645
Series A, 3.23%, 10/1/2120	143,000	144,554
Verisk Analytics, Inc.:
3.63%, 5/15/2050	33,000	34,976
5.50%, 6/15/2045	148,000	197,771
William Marsh Rice University:
3.57%, 5/15/2045	142,000	161,227
3.77%, 5/15/2055	126,000	154,458
Yale University Series 2020, 2.40%, 4/15/2050	200,000	192,320
		13,485,483
COMPUTERS — 2.3%
Apple, Inc.:
1.70%, 8/5/2031	140,000	136,483
2.38%, 2/8/2041	576,000	552,373
2.40%, 8/20/2050 (b)	409,000	375,724
2.55%, 8/20/2060	598,000	545,448
2.65%, 5/11/2050	793,000	763,413
2.65%, 2/8/2051	886,000	852,518
2.70%, 8/5/2051	598,000	581,489
2.80%, 2/8/2061	642,000	617,354
2.85%, 8/5/2061	604,000	583,971
2.95%, 9/11/2049	477,000	484,651
3.45%, 2/9/2045	661,000	730,385
3.75%, 9/12/2047	366,000	421,131
3.75%, 11/13/2047	406,000	468,577
3.85%, 5/4/2043	976,000	1,139,568
3.85%, 8/4/2046	623,000	727,278
4.25%, 2/9/2047	294,000	363,954
4.38%, 5/13/2045	572,000	720,857
4.45%, 5/6/2044	385,000	488,457
4.50%, 2/23/2036	455,000	569,596
4.65%, 2/23/2046	1,273,000	1,656,504
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	450,000	682,668
8.35%, 7/15/2046	708,000	1,156,150
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (b)	193,000	254,870
6.35%, 10/15/2045	506,000	681,552
HP, Inc. 6.00%, 9/15/2041	346,000	447,067
International Business Machines Corp.:
2.85%, 5/15/2040	142,000	141,787
2.95%, 5/15/2050	314,000	309,500
Security Description	Principal Amount	Value
4.00%, 6/20/2042	$354,000	$408,396
4.15%, 5/15/2039	688,000	811,014
4.25%, 5/15/2049	972,000	1,178,288
4.70%, 2/19/2046	159,000	203,819
5.60%, 11/30/2039	234,000	323,058
5.88%, 11/29/2032	172,000	230,244
6.50%, 1/15/2028	30,000	38,424
7.13%, 12/1/2096 (b)	176,000	328,687
		19,975,255
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	217,000	259,970
Series MTN, 4.00%, 8/15/2045	208,000	258,686
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	138,000	148,252
4.15%, 3/15/2047	293,000	363,153
4.38%, 6/15/2045	196,000	244,575
Procter & Gamble Co.:
3.50%, 10/25/2047	434,000	515,245
3.55%, 3/25/2040	145,000	169,605
3.60%, 3/25/2050	156,000	190,111
5.55%, 3/5/2037	20,000	28,527
5.80%, 8/15/2034	70,000	98,401
Unilever Capital Corp.:
5.90%, 11/15/2032	328,000	444,640
Series 30Y, 2.63%, 8/12/2051	174,000	167,863
		2,889,028
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	344,000	393,501
4.20%, 5/15/2047	276,000	340,126
		733,627
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Ally Financial, Inc.:
8.00%, 11/1/2031	143,000	202,578
8.00%, 11/1/2031	658,000	948,849
American Express Co. 4.05%, 12/3/2042	312,000	373,077
Brookfield Finance I UK PLC 2.34%, 1/30/2032	173,000	170,284
Brookfield Finance LLC 3.45%, 4/15/2050	322,000	331,493
Brookfield Finance, Inc.:
3.50%, 3/30/2051	244,000	254,436
4.70%, 9/20/2047	301,000	364,854
Charles Schwab Corp. 1.95%, 12/1/2031	247,000	243,085
CI Financial Corp. 4.10%, 6/15/2051 (b)	297,000	319,925
CME Group, Inc.:
4.15%, 6/15/2048	244,000	309,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 9/15/2043	$232,000	$325,266
Credit Suisse USA, Inc. 7.13%, 7/15/2032	224,000	318,918
Franklin Resources, Inc. 2.95%, 8/12/2051	139,000	135,284
GE Capital Funding LLC 4.55%, 5/15/2032	109,000	129,591
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,808,000	4,577,673
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	482,000	455,553
2.65%, 9/15/2040	412,000	394,325
3.00%, 6/15/2050	345,000	340,422
3.00%, 9/15/2060	503,000	475,451
4.25%, 9/21/2048	419,000	499,871
Invesco Finance PLC 5.38%, 11/30/2043	140,000	184,253
Jefferies Group LLC:
2.75%, 10/15/2032	145,000	145,866
6.25%, 1/15/2036	163,000	219,100
6.50%, 1/20/2043	108,000	149,490
Legg Mason, Inc. 5.63%, 1/15/2044	138,000	190,577
Mastercard, Inc.:
2.95%, 3/15/2051	215,000	222,121
3.65%, 6/1/2049	353,000	405,918
3.80%, 11/21/2046	155,000	181,386
3.85%, 3/26/2050	555,000	661,871
3.95%, 2/26/2048	190,000	228,044
Nasdaq, Inc.:
2.50%, 12/21/2040	198,000	182,320
3.25%, 4/28/2050	175,000	175,490
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	145,000	143,369
Raymond James Financial, Inc.:
3.75%, 4/1/2051	253,000	281,579
4.95%, 7/15/2046	234,000	301,649
Visa, Inc.:
2.00%, 8/15/2050	602,000	520,573
2.70%, 4/15/2040	443,000	451,404
3.65%, 9/15/2047	185,000	212,746
4.15%, 12/14/2035	466,000	561,525
4.30%, 12/14/2045	1,178,000	1,480,098
Western Union Co. 6.20%, 11/17/2036	89,000	113,372
		18,183,451
ELECTRIC — 11.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	297,000	307,989
Series H, 3.45%, 1/15/2050	61,000	63,286
AEP Transmission Co. LLC:
3.75%, 12/1/2047	215,000	241,135
3.80%, 6/15/2049	34,000	38,785
Security Description	Principal Amount	Value
4.25%, 9/15/2048	$126,000	$153,075
Series M, 3.65%, 4/1/2050	227,000	255,702
Series N, 2.75%, 8/15/2051	211,000	202,429
Alabama Power Co.:
3.13%, 7/15/2051	249,000	255,247
3.45%, 10/1/2049	251,000	272,262
3.75%, 3/1/2045	253,000	286,270
3.85%, 12/1/2042	238,000	271,177
4.15%, 8/15/2044	169,000	199,946
6.00%, 3/1/2039	130,000	181,561
6.13%, 5/15/2038	117,000	166,289
Series A, 4.30%, 7/15/2048	211,000	259,916
Ameren Illinois Co.:
2.90%, 6/15/2051	100,000	101,028
3.25%, 3/15/2050	145,000	154,012
3.70%, 12/1/2047	237,000	269,625
4.15%, 3/15/2046	133,000	160,230
4.50%, 3/15/2049	284,000	361,924
American Electric Power Co., Inc. 3.25%, 3/1/2050	131,000	130,984
Appalachian Power Co.:
4.40%, 5/15/2044	102,000	119,892
7.00%, 4/1/2038	117,000	172,626
Series Y, 4.50%, 3/1/2049	170,000	207,932
Series Z, 3.70%, 5/1/2050	207,000	225,291
Arizona Public Service Co.:
2.20%, 12/15/2031	216,000	213,684
3.35%, 5/15/2050	140,000	146,534
3.50%, 12/1/2049	170,000	181,257
3.75%, 5/15/2046	131,000	144,171
4.20%, 8/15/2048	128,000	151,927
4.25%, 3/1/2049	32,000	38,174
4.35%, 11/15/2045	187,000	223,171
4.50%, 4/1/2042	188,000	227,343
5.05%, 9/1/2041	140,000	179,686
Avista Corp. 4.35%, 6/1/2048	236,000	294,141
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	113,000	111,898
3.20%, 9/15/2049	132,000	137,613
3.50%, 8/15/2046	144,000	156,734
3.75%, 8/15/2047	115,000	130,905
4.25%, 9/15/2048	86,000	105,433
6.35%, 10/1/2036	144,000	205,438
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	553,000	528,425
3.80%, 7/15/2048	304,000	343,131
4.25%, 10/15/2050	359,000	434,505
4.45%, 1/15/2049	299,000	370,045
4.50%, 2/1/2045	348,000	421,578
5.15%, 11/15/2043	66,000	86,005
5.95%, 5/15/2037	224,000	304,671
6.13%, 4/1/2036	606,000	838,904

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Black Hills Corp.:
3.88%, 10/15/2049	$115,000	$124,040
4.20%, 9/15/2046	142,000	160,525
4.35%, 5/1/2033	138,000	159,747
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	49,000	54,648
3.95%, 3/1/2048	105,000	124,023
4.50%, 4/1/2044	45,000	57,050
Series AC, 4.25%, 2/1/2049	294,000	365,374
Series AD, 2.90%, 7/1/2050	362,000	363,072
Series AF, 3.35%, 4/1/2051	393,000	426,971
Series K2, 6.95%, 3/15/2033	137,000	193,204
CenterPoint Energy, Inc. 3.70%, 9/1/2049	100,000	109,227
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	97,000	118,573
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	141,000	187,538
CMS Energy Corp. 4.88%, 3/1/2044	76,000	97,364
Commonwealth Edison Co.:
3.00%, 3/1/2050	192,000	194,016
3.65%, 6/15/2046	71,000	79,712
3.70%, 3/1/2045	145,000	163,089
3.80%, 10/1/2042	136,000	154,096
4.00%, 3/1/2048	299,000	351,738
4.00%, 3/1/2049	177,000	208,963
4.35%, 11/15/2045	152,000	186,440
4.60%, 8/15/2043	109,000	136,372
4.70%, 1/15/2044	103,000	130,747
5.90%, 3/15/2036	229,000	320,490
6.45%, 1/15/2038	206,000	299,157
Series 123, 3.75%, 8/15/2047	266,000	303,562
Series 127, 3.20%, 11/15/2049	167,000	173,857
Series 131, 2.75%, 9/1/2051	184,000	177,010
Connecticut Light & Power Co.:
4.00%, 4/1/2048	229,000	272,526
4.30%, 4/15/2044	223,000	273,755
Consolidated Edison Co. of New York, Inc.:
3.60%, 6/15/2061	256,000	267,763
3.85%, 6/15/2046	236,000	259,994
3.95%, 3/1/2043	266,000	299,109
4.45%, 3/15/2044	221,000	265,669
4.50%, 12/1/2045	234,000	281,855
4.50%, 5/15/2058	524,000	634,176
4.63%, 12/1/2054	259,000	320,427
5.70%, 6/15/2040	143,000	193,745
Series 05-A, 5.30%, 3/1/2035	134,000	169,359
Series 06-A, 5.85%, 3/15/2036	140,000	185,693
Security Description	Principal Amount	Value
Series 07-A, 6.30%, 8/15/2037	$146,000	$204,950
Series 08-B, 6.75%, 4/1/2038	234,000	343,201
Series 09-C, 5.50%, 12/1/2039	214,000	282,375
Series 12-A, 4.20%, 3/15/2042	138,000	158,436
Series 2017, 3.88%, 6/15/2047	224,000	249,379
Series 20B, 3.95%, 4/1/2050	340,000	388,766
Series C, 4.00%, 11/15/2057	139,000	155,516
Series C, 4.30%, 12/1/2056	239,000	281,487
Series E, 4.65%, 12/1/2048	214,000	264,510
Consumers Energy Co.:
2.50%, 5/1/2060	385,000	339,474
2.65%, 8/15/2052	141,000	134,279
3.10%, 8/15/2050	20,000	20,760
3.25%, 8/15/2046	138,000	144,859
3.50%, 8/1/2051	362,000	401,646
3.75%, 2/15/2050	128,000	147,439
3.95%, 5/15/2043	239,000	277,314
3.95%, 7/15/2047	223,000	260,756
4.05%, 5/15/2048	234,000	278,179
4.35%, 4/15/2049	225,000	280,006
Dayton Power & Light Co. 3.95%, 6/15/2049	219,000	246,248
Delmarva Power & Light Co. 4.15%, 5/15/2045	128,000	151,461
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	13,000	16,097
5.10%, 6/1/2065	287,000	412,921
5.30%, 5/15/2033	124,000	159,356
6.05%, 1/15/2038	222,000	312,181
6.63%, 2/1/2032	141,000	193,951
Dominion Energy, Inc.:
4.70%, 12/1/2044	290,000	359,687
7.00%, 6/15/2038	49,000	71,702
Series B, 3.30%, 4/15/2041	197,000	205,700
Series B, 5.95%, 6/15/2035	212,000	284,044
Series C, 4.05%, 9/15/2042	173,000	195,360
Series C, 4.90%, 8/1/2041	218,000	271,837
Series E, 6.30%, 3/15/2033	135,000	181,081
Series F, 5.25%, 8/1/2033	29,000	36,165
DTE Electric Co.:
2.95%, 3/1/2050	145,000	145,510
3.70%, 3/15/2045	192,000	217,647
3.70%, 6/1/2046	295,000	333,795
3.75%, 8/15/2047	214,000	244,469
3.95%, 3/1/2049	323,000	382,115
4.30%, 7/1/2044	52,000	63,493
Series A, 4.00%, 4/1/2043	25,000	29,371
Series A, 4.05%, 5/15/2048	125,000	149,344
Series B, 3.25%, 4/1/2051	20,000	21,300

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Carolinas LLC:
3.45%, 4/15/2051	$20,000	$21,751
3.75%, 6/1/2045	230,000	256,337
3.88%, 3/15/2046	381,000	435,041
3.95%, 3/15/2048	202,000	233,215
4.00%, 9/30/2042	272,000	311,288
4.25%, 12/15/2041	264,000	314,176
5.30%, 2/15/2040	287,000	382,201
6.00%, 1/15/2038	96,000	134,050
6.05%, 4/15/2038	239,000	335,346
6.10%, 6/1/2037	221,000	301,667
6.45%, 10/15/2032	167,000	227,360
Duke Energy Corp.:
3.30%, 6/15/2041	319,000	326,101
3.50%, 6/15/2051	321,000	331,253
3.75%, 9/1/2046	556,000	593,602
3.95%, 8/15/2047	175,000	193,547
4.20%, 6/15/2049	219,000	250,718
4.80%, 12/15/2045	261,000	323,011
Duke Energy Florida LLC:
3.40%, 10/1/2046	191,000	205,155
4.20%, 7/15/2048	143,000	172,073
5.65%, 4/1/2040	144,000	198,333
6.35%, 9/15/2037	215,000	313,259
6.40%, 6/15/2038	341,000	496,926
Duke Energy Indiana LLC:
2.75%, 4/1/2050	213,000	203,975
3.75%, 5/15/2046	114,000	126,403
6.12%, 10/15/2035	95,000	128,782
6.35%, 8/15/2038	169,000	242,221
6.45%, 4/1/2039	132,000	190,831
Series WWW, 4.90%, 7/15/2043	142,000	180,539
Series YYY, 3.25%, 10/1/2049	207,000	215,317
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	140,000	156,944
4.30%, 2/1/2049	125,000	152,984
Duke Energy Progress LLC:
2.90%, 8/15/2051 (b)	232,000	228,114
3.70%, 10/15/2046	162,000	180,614
4.10%, 5/15/2042	191,000	222,114
4.10%, 3/15/2043	185,000	216,802
4.15%, 12/1/2044	162,000	191,704
4.20%, 8/15/2045	143,000	169,735
4.38%, 3/30/2044	157,000	191,130
6.30%, 4/1/2038	2,000	2,860
El Paso Electric Co.:
5.00%, 12/1/2044	67,000	81,134
6.00%, 5/15/2035	211,000	280,347
Emera US Finance L.P.:
2.64%, 6/15/2031 (b) (d)	26,000	26,125
4.75%, 6/15/2046	436,000	515,587
Entergy Arkansas LLC:
3.35%, 6/15/2052	223,000	235,883
Security Description	Principal Amount	Value
4.20%, 4/1/2049	$140,000	$169,175
Entergy Corp. 3.75%, 6/15/2050	254,000	273,497
Entergy Louisiana LLC:
2.35%, 6/15/2032	80,000	80,027
2.90%, 3/15/2051	97,000	94,012
3.10%, 6/15/2041	246,000	253,587
4.00%, 3/15/2033	268,000	308,090
4.20%, 9/1/2048	323,000	387,474
4.20%, 4/1/2050	200,000	241,460
Entergy Mississippi LLC 3.85%, 6/1/2049	50,000	56,582
Entergy Texas, Inc.:
3.55%, 9/30/2049	264,000	280,218
4.50%, 3/30/2039	13,000	15,354
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	159,000	165,161
3.45%, 4/15/2050	211,000	225,747
4.13%, 3/1/2042	211,000	245,551
Evergy Metro, Inc.:
4.20%, 6/15/2047	122,000	146,476
4.20%, 3/15/2048	80,000	96,741
5.30%, 10/1/2041	135,000	180,170
Series 2019, 4.13%, 4/1/2049	194,000	232,362
Series B, 6.05%, 11/15/2035	30,000	40,642
Eversource Energy 3.45%, 1/15/2050	259,000	271,510
Exelon Corp.:
4.45%, 4/15/2046	233,000	281,599
4.70%, 4/15/2050	246,000	310,541
4.95%, 6/15/2035	84,000	102,427
5.10%, 6/15/2045	93,000	122,061
5.63%, 6/15/2035	214,000	276,839
Exelon Generation Co. LLC:
5.60%, 6/15/2042	333,000	402,750
5.75%, 10/1/2041	246,000	299,955
6.25%, 10/1/2039	871,000	1,112,223
Florida Power & Light Co.:
3.15%, 10/1/2049	225,000	238,291
3.70%, 12/1/2047	232,000	268,886
3.80%, 12/15/2042	205,000	237,741
3.95%, 3/1/2048	366,000	441,813
3.99%, 3/1/2049	229,000	276,156
4.05%, 6/1/2042	243,000	290,725
4.05%, 10/1/2044	230,000	279,422
4.13%, 2/1/2042	237,000	285,722
4.13%, 6/1/2048	20,000	24,734
5.25%, 2/1/2041	165,000	222,448
5.63%, 4/1/2034	117,000	156,957
5.65%, 2/1/2037	175,000	236,023
5.69%, 3/1/2040	189,000	267,543
5.95%, 2/1/2038	284,000	403,487
5.96%, 4/1/2039	265,000	381,385

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Georgia Power Co.:
4.30%, 3/15/2042	$572,000	$669,852
4.30%, 3/15/2043	192,000	224,579
Series 10-C, 4.75%, 9/1/2040	213,000	259,594
Series A, 3.25%, 3/15/2051	228,000	231,764
Series B, 3.70%, 1/30/2050	243,000	261,074
Iberdrola International B.V. 6.75%, 7/15/2036	174,000	260,640
Idaho Power Co. Series K, 4.20%, 3/1/2048	183,000	221,448
Indiana Michigan Power Co.:
3.25%, 5/1/2051	236,000	246,077
4.25%, 8/15/2048	100,000	121,164
6.05%, 3/15/2037	14,000	19,192
Series K, 4.55%, 3/15/2046	91,000	112,807
Series L, 3.75%, 7/1/2047	103,000	114,872
Interstate Power & Light Co.:
3.50%, 9/30/2049	144,000	156,869
3.70%, 9/15/2046	70,000	78,048
6.25%, 7/15/2039	97,000	135,930
ITC Holdings Corp. 5.30%, 7/1/2043	60,000	78,885
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	28,112
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	120,204	144,993
Kentucky Utilities Co.:
3.30%, 6/1/2050	196,000	205,335
4.38%, 10/1/2045	168,000	204,091
5.13%, 11/1/2040	306,000	394,841
Louisville Gas & Electric Co. 4.25%, 4/1/2049	145,000	175,694
MidAmerican Energy Co.:
3.15%, 4/15/2050	142,000	148,683
3.65%, 8/1/2048	142,000	159,612
3.95%, 8/1/2047	163,000	191,518
4.25%, 5/1/2046	210,000	257,166
4.25%, 7/15/2049	321,000	396,881
4.40%, 10/15/2044	193,000	238,434
4.80%, 9/15/2043	165,000	212,601
6.75%, 12/30/2031	63,000	88,143
Series MTN, 5.80%, 10/15/2036	158,000	218,260
National Grid USA 5.80%, 4/1/2035	121,000	149,205
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	229,000	266,290
4.30%, 3/15/2049	296,000	362,141
Series C, 8.00%, 3/1/2032	122,000	181,110
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	123,000	179,904
Series R, 6.75%, 7/1/2037	61,000	90,240
Security Description	Principal Amount	Value
Northern States Power Co.:
2.90%, 3/1/2050	$243,000	$246,346
3.40%, 8/15/2042	220,000	241,076
3.60%, 5/15/2046	144,000	161,338
3.60%, 9/15/2047	285,000	319,314
4.00%, 8/15/2045	156,000	185,364
4.13%, 5/15/2044	241,000	289,374
5.35%, 11/1/2039	129,000	176,571
6.20%, 7/1/2037	169,000	246,209
6.25%, 6/1/2036	114,000	163,547
NorthWestern Corp. 4.18%, 11/15/2044	78,000	90,177
NSTAR Electric Co.:
4.40%, 3/1/2044	146,000	180,342
5.50%, 3/15/2040	144,000	198,281
Oglethorpe Power Corp.:
5.05%, 10/1/2048	380,000	472,777
5.25%, 9/1/2050	128,000	162,264
5.38%, 11/1/2040	88,000	111,358
5.95%, 11/1/2039	175,000	233,174
Ohio Edison Co. 6.88%, 7/15/2036	216,000	309,120
Ohio Power Co.:
4.00%, 6/1/2049	144,000	167,744
4.15%, 4/1/2048	164,000	195,513
Series R, 2.90%, 10/1/2051	241,000	233,305
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	57,188
4.15%, 4/1/2047	127,000	150,176
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	343,000	360,054
3.70%, 5/15/2050	433,000	499,604
3.75%, 4/1/2045	279,000	319,357
3.80%, 9/30/2047	178,000	206,015
4.10%, 11/15/2048	358,000	434,419
5.25%, 9/30/2040	83,000	112,300
7.25%, 1/15/2033	56,000	82,254
7.50%, 9/1/2038	269,000	431,931
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	368,000	339,605
3.50%, 8/1/2050	604,000	548,909
3.95%, 12/1/2047	400,000	382,728
4.20%, 6/1/2041	298,000	295,279
4.25%, 3/15/2046	201,000	197,376
4.30%, 3/15/2045	270,000	266,323
4.50%, 7/1/2040	743,000	759,747
4.60%, 6/15/2043	122,000	122,029
4.75%, 2/15/2044	385,000	393,597
4.95%, 7/1/2050	715,000	758,994
PacifiCorp:
2.90%, 6/15/2052	414,000	401,791
3.30%, 3/15/2051	279,000	290,626
4.10%, 2/1/2042	138,000	159,524
4.13%, 1/15/2049	248,000	292,771

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/15/2035	$59,000	$75,687
5.75%, 4/1/2037	221,000	298,153
6.00%, 1/15/2039	288,000	403,989
6.10%, 8/1/2036	128,000	176,746
6.25%, 10/15/2037	255,000	361,116
6.35%, 7/15/2038	70,000	99,791
7.70%, 11/15/2031	1,000	1,458
PECO Energy Co.:
2.80%, 6/15/2050	156,000	153,549
2.85%, 9/15/2051	146,000	144,057
3.70%, 9/15/2047	120,000	136,672
3.90%, 3/1/2048	212,000	245,462
4.15%, 10/1/2044	25,000	29,863
Potomac Electric Power Co. 4.15%, 3/15/2043	122,000	145,136
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	223,000	266,124
4.15%, 10/1/2045	150,000	180,681
4.15%, 6/15/2048	330,000	404,550
Progress Energy, Inc.:
6.00%, 12/1/2039	258,000	355,356
7.00%, 10/30/2031	132,000	180,286
7.75%, 3/1/2031	68,000	95,730
PSEG Power LLC 8.63%, 4/15/2031	76,000	120,370
Public Service Co. of Colorado:
3.60%, 9/15/2042	129,000	144,671
3.80%, 6/15/2047	183,000	209,427
4.05%, 9/15/2049	31,000	37,308
4.30%, 3/15/2044	162,000	195,978
6.50%, 8/1/2038	130,000	194,506
Series 17, 6.25%, 9/1/2037	150,000	219,543
Series 34, 3.20%, 3/1/2050	232,000	244,676
Public Service Co. of New Hampshire 3.60%, 7/1/2049	65,000	73,382
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	169,000	168,669
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	20,000	17,159
Series MTN, 3.00%, 3/1/2051	179,000	184,050
Series MTN, 3.15%, 1/1/2050	252,000	264,892
Series MTN, 3.20%, 8/1/2049	191,000	202,361
Series MTN, 3.60%, 12/1/2047	204,000	229,677
Series MTN, 3.65%, 9/1/2042	67,000	75,399
Series MTN, 3.80%, 1/1/2043	181,000	206,988
Series MTN, 3.80%, 3/1/2046	217,000	251,047
Security Description	Principal Amount	Value
Series MTN, 3.85%, 5/1/2049	$188,000	$220,569
Series MTN, 4.15%, 11/1/2045	73,000	85,173
Series MTN, 5.50%, 3/1/2040	105,000	142,039
Series MTN, 5.80%, 5/1/2037	33,000	45,247
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	135,000	130,846
3.25%, 9/15/2049	325,000	337,028
4.22%, 6/15/2048	315,000	378,400
4.30%, 5/20/2045	162,000	195,092
5.64%, 4/15/2041	107,000	145,330
5.80%, 3/15/2040	41,000	56,472
6.27%, 3/15/2037	72,000	99,926
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	126,000	149,888
4.50%, 8/15/2040	217,000	266,470
6.00%, 6/1/2039	137,000	191,274
Series RRR, 3.75%, 6/1/2047	174,000	195,270
Series TTT, 4.10%, 6/15/2049	189,000	224,046
Series UUU, 3.32%, 4/15/2050	41,000	43,237
Series WWW, 2.95%, 8/15/2051	319,000	316,649
Sempra Energy:
3.80%, 2/1/2038	312,000	345,359
4.00%, 2/1/2048	185,000	206,702
6.00%, 10/15/2039	146,000	202,048
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	564	620
Southern California Edison Co.:
3.65%, 2/1/2050	465,000	476,318
4.00%, 4/1/2047	663,000	709,251
4.05%, 3/15/2042	188,000	201,299
4.50%, 9/1/2040	227,000	257,205
4.65%, 10/1/2043	317,000	365,602
5.50%, 3/15/2040	178,000	223,945
5.63%, 2/1/2036	176,000	220,773
6.00%, 1/15/2034	217,000	282,456
6.05%, 3/15/2039	225,000	299,417
Series 04-G, 5.75%, 4/1/2035	137,000	173,664
Series 05-E, 5.35%, 7/15/2035	117,000	145,314
Series 08-A, 5.95%, 2/1/2038	216,000	280,794
Series 13-A, 3.90%, 3/15/2043	195,000	205,052
Series 20A, 2.95%, 2/1/2051	176,000	161,080
Series B, 4.88%, 3/1/2049	242,000	289,292
Series C, 4.13%, 3/1/2048	408,000	444,793

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series H, 3.65%, 6/1/2051	$174,000	$178,928
Southern Co.:
4.25%, 7/1/2036	317,000	365,130
4.40%, 7/1/2046	698,000	823,724
Southern Power Co.:
5.15%, 9/15/2041	241,000	296,129
5.25%, 7/15/2043	50,000	62,500
Southwestern Electric Power Co.:
6.20%, 3/15/2040	183,000	255,129
Series J, 3.90%, 4/1/2045	196,000	213,775
Series L, 3.85%, 2/1/2048	126,000	138,241
Southwestern Public Service Co.:
3.40%, 8/15/2046	140,000	148,978
3.70%, 8/15/2047	149,000	166,196
3.75%, 6/15/2049	111,000	126,126
4.50%, 8/15/2041	179,000	219,468
Series 6, 4.40%, 11/15/2048	171,000	213,340
Tampa Electric Co.:
3.45%, 3/15/2051	188,000	202,846
3.63%, 6/15/2050	40,000	44,584
4.10%, 6/15/2042	191,000	220,871
4.30%, 6/15/2048	222,000	270,958
4.45%, 6/15/2049	30,000	37,675
Toledo Edison Co. 6.15%, 5/15/2037	143,000	196,648
Tucson Electric Power Co.:
4.00%, 6/15/2050	141,000	164,183
4.85%, 12/1/2048	200,000	257,242
Union Electric Co.:
2.15%, 3/15/2032	149,000	147,920
2.63%, 3/15/2051	218,000	206,603
3.25%, 10/1/2049	151,000	160,859
3.90%, 9/15/2042	140,000	159,762
4.00%, 4/1/2048	142,000	167,324
5.30%, 8/1/2037	358,000	459,844
8.45%, 3/15/2039	29,000	49,241
Virginia Electric & Power Co.:
2.45%, 12/15/2050	263,000	236,997
3.30%, 12/1/2049 (b)	241,000	256,694
4.00%, 1/15/2043	182,000	209,600
4.45%, 2/15/2044	241,000	293,878
4.60%, 12/1/2048	239,000	308,083
8.88%, 11/15/2038	259,000	456,314
Series A, 6.00%, 5/15/2037	141,000	194,923
Series B, 3.80%, 9/15/2047	196,000	223,140
Series B, 4.20%, 5/15/2045	125,000	148,855
Series B, 6.00%, 1/15/2036	142,000	195,263
Series C, 4.00%, 11/15/2046	222,000	259,822
Series D, 4.65%, 8/15/2043	253,000	315,122
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	117,000	144,589
5.70%, 12/1/2036	120,000	161,585
Security Description	Principal Amount	Value
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	$186,000	$209,520
6.38%, 8/15/2037	45,000	63,609
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	193,000	203,999
3.67%, 12/1/2042	114,000	128,619
4.75%, 11/1/2044	198,000	253,145
Xcel Energy, Inc.:
3.50%, 12/1/2049	154,000	164,540
6.50%, 7/1/2036	141,000	201,299
		96,181,057
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.75%, 10/15/2050	254,000	246,857
6.13%, 4/15/2039	62,000	87,860
		334,717
ELECTRONICS — 0.1%
Fortive Corp. 4.30%, 6/15/2046	155,000	183,340
Honeywell International, Inc.:
2.80%, 6/1/2050 (b)	235,000	238,278
3.81%, 11/21/2047	152,000	180,044
5.70%, 3/15/2036	35,000	47,741
5.70%, 3/15/2037	65,000	89,314
5.38%, 3/1/2041	184,000	253,762
SYNNEX Corp. 2.65%, 8/9/2031 (d)	11,000	10,752
Tyco Electronics Group SA 7.13%, 10/1/2037	109,000	164,827
		1,168,058
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
1.75%, 2/15/2032	342,000	324,548
3.05%, 3/1/2050	246,000	250,450
6.20%, 3/1/2040	110,000	156,967
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	113,404
2.95%, 1/15/2052	115,000	112,588
3.05%, 4/1/2050	136,000	135,332
Waste Management, Inc.:
2.50%, 11/15/2050	184,000	169,302
2.95%, 6/1/2041	187,000	190,417
4.10%, 3/1/2045	80,000	94,372
4.15%, 7/15/2049 (b)	272,000	333,831
		1,881,211
FOOD — 1.1%
Campbell Soup Co.:
3.13%, 4/24/2050	282,000	275,548
4.80%, 3/15/2048	146,000	182,571
Conagra Brands, Inc.:
5.30%, 11/1/2038	322,000	409,249
5.40%, 11/1/2048	336,000	449,901

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
General Mills, Inc.:
3.00%, 2/1/2051 (b) (d)	$253,000	$252,651
4.70%, 4/17/2048	183,000	234,293
5.40%, 6/15/2040	205,000	273,616
Hershey Co.:
3.13%, 11/15/2049	63,000	66,575
3.38%, 8/15/2046	104,000	113,943
Hormel Foods Corp. 3.05%, 6/3/2051	132,000	137,189
Ingredion, Inc. 3.90%, 6/1/2050	91,000	102,598
JM Smucker Co.:
2.13%, 3/15/2032	291,000	284,746
2.75%, 9/15/2041	291,000	282,063
3.55%, 3/15/2050	49,000	52,932
4.25%, 3/15/2035	205,000	240,276
4.38%, 3/15/2045	143,000	171,434
Kellogg Co. 4.50%, 4/1/2046 (b)	100,000	122,337
Kroger Co 3.95%, 1/15/2050	252,000	285,299
Kroger Co.:
3.88%, 10/15/2046	184,000	202,393
4.45%, 2/1/2047	203,000	242,421
4.65%, 1/15/2048	162,000	198,955
5.00%, 4/15/2042	130,000	164,729
5.15%, 8/1/2043	103,000	134,254
5.40%, 7/15/2040	88,000	115,133
5.40%, 1/15/2049	230,000	314,394
6.90%, 4/15/2038	182,000	267,400
McCormick & Co., Inc. 4.20%, 8/15/2047	123,000	145,424
Mondelez International, Inc.:
1.88%, 10/15/2032	207,000	198,449
2.63%, 9/4/2050	333,000	306,207
Sysco Corp.:
3.30%, 2/15/2050	85,000	87,216
4.45%, 3/15/2048	202,000	240,752
4.50%, 4/1/2046	30,000	35,842
4.85%, 10/1/2045	159,000	198,340
5.38%, 9/21/2035	111,000	142,464
6.60%, 4/1/2040	165,000	242,081
6.60%, 4/1/2050	460,000	725,061
Tyson Foods, Inc.:
4.55%, 6/2/2047	218,000	266,817
4.88%, 8/15/2034	127,000	155,953
5.10%, 9/28/2048	506,000	667,799
5.15%, 8/15/2044	205,000	266,947
		9,256,252
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	185,000	217,282
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	120,742
Security Description	Principal Amount	Value
8.88%, 5/15/2031	$26,000	$40,592
International Paper Co.:
4.35%, 8/15/2048	55,000	67,307
4.40%, 8/15/2047	316,000	384,888
4.80%, 6/15/2044	308,000	386,235
5.00%, 9/15/2035	266,000	330,146
5.15%, 5/15/2046	185,000	242,028
6.00%, 11/15/2041	215,000	301,527
7.30%, 11/15/2039	253,000	389,332
Suzano Austria GmbH 3.13%, 1/15/2032	359,000	347,189
		2,827,268
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052 (f)	341,000	326,081
3.38%, 9/15/2049	161,000	169,865
4.13%, 10/15/2044	246,000	285,918
4.13%, 3/15/2049	139,000	165,596
4.15%, 1/15/2043	126,000	145,708
4.30%, 10/1/2048	193,000	233,947
5.50%, 6/15/2041	133,000	177,524
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	61,000	70,377
5.85%, 1/15/2041	35,000	48,144
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	244,000	264,189
NiSource, Inc.:
3.95%, 3/30/2048	187,000	212,698
4.38%, 5/15/2047	333,000	397,186
4.80%, 2/15/2044	224,000	279,427
5.25%, 2/15/2043	144,000	187,636
5.65%, 2/1/2045	153,000	210,753
5.95%, 6/15/2041	133,000	184,842
ONE Gas, Inc. 4.66%, 2/1/2044	326,000	401,929
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	137,000	140,878
3.64%, 11/1/2046	142,000	151,744
4.65%, 8/1/2043	90,000	109,516
Southern California Gas Co.:
3.75%, 9/15/2042	109,000	120,796
5.13%, 11/15/2040	82,000	105,914
Series UU, 4.13%, 6/1/2048	143,000	170,211
Series VV, 4.30%, 1/15/2049	138,000	170,550
Series WW, 3.95%, 2/15/2050	127,000	148,713
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	123,000	136,545
4.40%, 6/1/2043	82,000	96,192
4.40%, 5/30/2047	116,000	136,546
5.88%, 3/15/2041	96,000	131,993

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 21A, 3.15%, 9/30/2051 (b)	$25,000	$24,866
Southwest Gas Corp.:
3.18%, 8/15/2051	140,000	134,669
3.80%, 9/29/2046	146,000	156,413
4.15%, 6/1/2049	135,000	153,351
Spire Missouri, Inc. 3.30%, 6/1/2051	82,000	87,685
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	142,000	160,822
Series MTN, 3.65%, 9/15/2049	128,000	143,219
		6,242,443
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	188,000	197,140
4.10%, 3/1/2048	178,000	216,425
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	195,000	186,820
4.85%, 11/15/2048	75,000	99,508
5.20%, 9/1/2040	105,000	138,602
		838,495
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	321,000	408,659
4.75%, 4/15/2043	154,000	201,039
4.90%, 11/30/2046	1,089,000	1,474,190
5.30%, 5/27/2040 (b)	301,000	412,864
6.00%, 4/1/2039	344,000	500,265
6.15%, 11/30/2037	210,000	306,138
Baxter International, Inc. 3.50%, 8/15/2046	26,000	27,813
Boston Scientific Corp.:
4.55%, 3/1/2039	665,000	807,642
7.00%, 11/15/2035	7,000	9,898
7.38%, 1/15/2040	132,000	206,909
Danaher Corp.:
2.60%, 10/1/2050	327,000	311,464
4.38%, 9/15/2045	100,000	123,491
DH Europe Finance II Sarl:
3.25%, 11/15/2039	283,000	302,286
3.40%, 11/15/2049	259,000	280,111
Koninklijke Philips NV:
5.00%, 3/15/2042	252,000	326,388
6.88%, 3/11/2038	237,000	353,163
Medtronic, Inc.:
4.38%, 3/15/2035	655,000	807,012
4.63%, 3/15/2045	638,000	832,201
PerkinElmer, Inc. 3.63%, 3/15/2051	128,000	136,817
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	125,000	134,999
Stryker Corp.:
2.90%, 6/15/2050	88,000	87,791
Security Description	Principal Amount	Value
4.10%, 4/1/2043	$206,000	$237,337
4.38%, 5/15/2044	141,000	171,147
4.63%, 3/15/2046	343,000	439,126
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031	249,000	243,881
2.80%, 10/15/2041	336,000	335,056
4.10%, 8/15/2047	122,000	147,943
5.30%, 2/1/2044	65,000	89,432
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/2039	215,000	285,172
		10,000,234
HEALTH CARE SERVICES — 4.7%
Adventist Health System 3.63%, 3/1/2049	200,000	218,922
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	134,000	147,332
4.27%, 8/15/2048	212,000	264,226
Series 2020, 3.01%, 6/15/2050	209,000	215,747
Aetna, Inc.:
3.88%, 8/15/2047	301,000	333,806
4.13%, 11/15/2042	245,000	279,383
4.50%, 5/15/2042	115,000	137,230
4.75%, 3/15/2044	134,000	165,715
6.63%, 6/15/2036	237,000	340,728
6.75%, 12/15/2037	177,000	258,632
AHS Hospital Corp.:
5.02%, 7/1/2045	124,000	167,510
Series 2021, 2.78%, 7/1/2051	184,000	179,448
Allina Health System Series 2019, 3.89%, 4/15/2049	143,000	166,143
Anthem, Inc.:
3.13%, 5/15/2050	259,000	262,147
3.60%, 3/15/2051	334,000	364,775
3.70%, 9/15/2049	278,000	305,728
4.38%, 12/1/2047	451,000	543,144
4.55%, 3/1/2048	341,000	419,645
4.63%, 5/15/2042	271,000	332,148
4.65%, 1/15/2043	366,000	450,191
4.65%, 8/15/2044	381,000	469,796
5.10%, 1/15/2044	278,000	359,932
5.85%, 1/15/2036	67,000	89,691
5.95%, 12/15/2034	105,000	142,999
6.38%, 6/15/2037	105,000	148,353
Ascension Health:
3.95%, 11/15/2046	379,000	459,447
4.85%, 11/15/2053	182,000	258,702
Series B, 3.11%, 11/15/2039	151,000	161,830
Banner Health:
2.91%, 1/1/2051	162,000	161,623
Series 2020, 3.18%, 1/1/2050	186,000	196,275

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	$139,000	$133,461
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	39,000	41,589
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	185,000	221,045
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	145,808
4.19%, 11/15/2045	174,000	214,351
Series 2021, 2.84%, 11/15/2050	155,000	153,481
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	25,000	26,043
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	131,000	135,924
Children's Health System of Texas 2.51%, 8/15/2050	150,000	139,091
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	151,000	190,600
Series 2020, 2.59%, 2/1/2050	138,000	131,859
Series 2020, 2.93%, 7/15/2050	161,000	158,133
Children's Hospital Medical Center 4.27%, 5/15/2044	171,000	213,894
City of Hope:
Series 2013, 5.62%, 11/15/2043	157,000	226,330
Series 2018, 4.38%, 8/15/2048	134,000	166,021
CommonSpirit Health:
3.82%, 10/1/2049	251,000	277,935
3.91%, 10/1/2050	190,000	207,621
4.19%, 10/1/2049	253,000	288,564
4.35%, 11/1/2042	232,000	265,691
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	164,000	161,788
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	200,000	212,548
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	157,000	184,144
Dignity Health:
4.50%, 11/1/2042	141,000	166,816
Security Description	Principal Amount	Value
5.27%, 11/1/2064	$126,000	$170,990
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	152,000	180,840
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	130,000	148,084
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	136,000	166,392
4.50%, 7/1/2057	168,000	224,045
Series 2020, 2.68%, 9/1/2041	194,000	192,401
Series 2020, 2.88%, 9/1/2050	212,000	210,584
Hartford HealthCare Corp. 3.45%, 7/1/2054	143,000	148,856
HCA, Inc.:
3.50%, 7/15/2051	486,000	482,112
5.13%, 6/15/2039	184,000	227,286
5.25%, 6/15/2049	697,000	884,333
5.50%, 6/15/2047	483,000	623,683
Humana, Inc.:
2.15%, 2/3/2032	244,000	238,227
3.95%, 8/15/2049	142,000	162,084
4.63%, 12/1/2042	250,000	306,797
4.80%, 3/15/2047	20,000	25,188
4.95%, 10/1/2044	256,000	328,914
IHC Health Services, Inc. 4.13%, 5/15/2048	144,000	179,574
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	171,000	206,036
Series 2021, 2.85%, 11/1/2051	135,000	137,183
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	108,000	121,275
Iowa Health System Series 2020, 3.67%, 2/15/2050	146,000	163,098
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	162,000	187,513
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	390,000	475,890
4.88%, 4/1/2042	285,000	378,491
Series 2019, 3.27%, 11/1/2049	306,000	326,603
Series 2021, 2.81%, 6/1/2041	444,000	450,873
Series 2021, 3.00%, 6/1/2051	369,000	376,878
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	276,000	336,082

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	$149,000	$182,190
Series 2017, 3.77%, 7/1/2048	138,000	158,830
Series 2020, 3.19%, 7/1/2049	170,000	178,901
Series 2020, 3.34%, 7/1/2060	192,000	204,947
Mayo Clinic:
3.77%, 11/15/2043	120,000	139,225
Series 2013, 4.00%, 11/15/2047	126,000	152,907
Series 2021, 3.20%, 11/15/2061	231,000	245,340
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	170,000	213,046
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	115,000	125,901
Memorial Health Services 3.45%, 11/1/2049	155,000	171,332
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	138,000	172,453
5.00%, 7/1/2042	184,000	247,618
Series 2015, 4.20%, 7/1/2055	75,000	95,099
Series 2020, 2.96%, 1/1/2050	139,000	140,252
Methodist Hospital Series 20A, 2.71%, 12/1/2050	62,000	59,834
MidMichigan Health Series 2020, 3.41%, 6/1/2050	155,000	167,226
Montefiore Obligated Group:
4.29%, 9/1/2050	141,000	145,396
Series 18-C, 5.25%, 11/1/2048	63,000	73,261
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	134,000	153,098
Series 2019, 3.74%, 7/1/2049	165,000	180,891
Series 2020, 3.39%, 7/1/2050	120,000	124,346
MultiCare Health System 2.80%, 8/15/2050	179,000	177,140
New York and Presbyterian Hospital:
2.26%, 8/1/2040	160,000	148,990
2.61%, 8/1/2060	33,000	30,653
4.02%, 8/1/2045	172,000	209,498
4.06%, 8/1/2056	132,000	165,414
Security Description	Principal Amount	Value
Series 2019, 3.95%, 8/1/2119	$143,000	$167,484
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	141,000	157,078
3.98%, 11/1/2046	182,000	204,892
4.26%, 11/1/2047	245,000	288,125
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	135,000	129,067
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	131,000	122,388
NYU Langone Hospitals:
4.37%, 7/1/2047	147,000	174,110
4.78%, 7/1/2044	142,000	180,665
Series 13-A, 5.75%, 7/1/2043	151,000	212,732
Series 2020, 3.38%, 7/1/2055	212,000	219,378
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	148,000	153,677
Orlando Health Obligated Group:
3.33%, 10/1/2050	140,000	148,015
4.09%, 10/1/2048	150,000	179,160
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	104,000	139,809
Series 2020, 3.22%, 11/15/2050	75,000	77,979
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	100,000	97,110
Series 2042, 2.72%, 1/1/2042	75,000	73,451
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051 (f)	216,000	206,407
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	154,000	181,133
Series I, 3.74%, 10/1/2047	181,000	205,871
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	157,000	165,608
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	142,000	157,363
3.95%, 7/1/2046	141,000	166,709
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	138,000	134,154

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	$154,000	$146,839
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	143,000	159,106
Stanford Health Care Series 2018, 3.80%, 11/15/2048	262,000	307,674
Summa Health 3.51%, 11/15/2051	50,000	51,978
Sutter Health:
Series 2018, 4.09%, 8/15/2048	136,000	161,564
Series 20A, 3.16%, 8/15/2040	209,000	216,651
Series 20A, 3.36%, 8/15/2050	175,000	183,878
Texas Health Resources:
2.33%, 11/15/2050	202,000	180,234
4.33%, 11/15/2055	138,000	179,109
Toledo Hospital:
5.75%, 11/15/2038	135,000	162,293
6.02%, 11/15/2048	166,000	197,279
Trinity Health Corp.:
4.13%, 12/1/2045	139,000	170,506
Series 2019, 3.43%, 12/1/2048	203,000	222,043
Series 2021, 2.63%, 12/1/2040	147,000	143,641
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	317,000	318,205
2.90%, 5/15/2050	433,000	433,948
3.05%, 5/15/2041	479,000	495,679
3.13%, 5/15/2060	328,000	335,849
3.25%, 5/15/2051	682,000	727,114
3.50%, 8/15/2039	364,000	402,020
3.70%, 8/15/2049	404,000	459,089
3.75%, 10/15/2047	342,000	390,311
3.88%, 8/15/2059	435,000	513,483
3.95%, 10/15/2042	270,000	317,388
4.20%, 1/15/2047	233,000	281,501
4.25%, 3/15/2043	231,000	279,235
4.25%, 4/15/2047	238,000	291,728
4.25%, 6/15/2048	381,000	468,139
4.38%, 3/15/2042	78,000	95,220
4.45%, 12/15/2048	302,000	382,562
4.63%, 7/15/2035	255,000	317,942
4.63%, 11/15/2041	265,000	332,170
4.75%, 7/15/2045	599,000	784,630
5.70%, 10/15/2040	103,000	144,034
5.80%, 3/15/2036	472,000	656,425
5.95%, 2/15/2041	102,000	146,845
6.50%, 6/15/2037	165,000	244,096
6.63%, 11/15/2037	157,000	234,932
6.88%, 2/15/2038	353,000	542,353
Security Description	Principal Amount	Value
Universal Health Services, Inc. 2.65%, 1/15/2032 (d)	$141,000	$139,838
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	135,000	136,158
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	164,000	210,633
Series 2021, 3.07%, 3/1/2051	125,000	124,576
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	162,000	150,004
		40,969,352
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	144,000	137,719
6.00%, 1/15/2043	145,000	181,775
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	35,051
6.38%, 5/15/2033	29,000	38,261
7.88%, 6/15/2032	130,000	187,020
		579,826
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
4.50%, 6/1/2046	184,000	219,740
4.60%, 5/15/2050	91,000	112,189
		331,929
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 2.25%, 2/15/2032	169,000	165,546
Church & Dwight Co., Inc. 3.95%, 8/1/2047	143,000	166,858
Kimberly-Clark Corp.:
2.88%, 2/7/2050 (b)	228,000	231,470
3.20%, 7/30/2046	126,000	135,159
3.90%, 5/4/2047	12,000	14,348
5.30%, 3/1/2041	133,000	180,250
6.63%, 8/1/2037	291,000	444,060
		1,337,691
INSURANCE — 3.8%
Aflac, Inc.:
4.00%, 10/15/2046	84,000	97,658
4.75%, 1/15/2049	42,000	54,957
Alleghany Corp. 3.25%, 8/15/2051	336,000	331,370
Allstate Corp.:
3.85%, 8/10/2049	190,000	224,842
4.20%, 12/15/2046	140,000	171,440
4.50%, 6/15/2043	234,000	293,282
5.35%, 6/1/2033	73,000	93,195
5.55%, 5/9/2035	161,000	215,600

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 4/1/2036	$38,000	$52,159
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	149,000	199,965
American Financial Group, Inc. 4.50%, 6/15/2047	106,000	129,372
American International Group, Inc.:
3.88%, 1/15/2035	346,000	390,693
4.38%, 6/30/2050	284,000	349,556
4.38%, 1/15/2055	193,000	238,175
4.50%, 7/16/2044	707,000	863,240
4.70%, 7/10/2035	141,000	171,748
4.75%, 4/1/2048	229,000	292,589
4.80%, 7/10/2045	244,000	309,451
6.25%, 5/1/2036	207,000	288,423
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	622,000	920,560
Aon Corp. 6.25%, 9/30/2040	117,000	168,203
Aon Corp./Aon Global Holdings PLC 2.90%, 8/23/2051	255,000	246,078
Aon PLC:
4.45%, 5/24/2043	51,000	60,709
4.60%, 6/14/2044	119,000	147,630
4.75%, 5/15/2045	116,000	146,651
Arch Capital Finance LLC 5.03%, 12/15/2046	162,000	212,084
Arch Capital Group US, Inc. 5.14%, 11/1/2043	203,000	267,452
Arch Capital Group, Ltd.:
3.64%, 6/30/2050	351,000	383,699
7.35%, 5/1/2034	30,000	44,102
Arthur J Gallagher & Co. 3.50%, 5/20/2051	259,000	275,395
Assurant, Inc. 2.65%, 1/15/2032	47,000	46,606
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	158,000	161,533
Athene Holding, Ltd. 3.95%, 5/25/2051	173,000	191,160
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	202,000	186,682
2.85%, 10/15/2050	561,000	550,981
4.20%, 8/15/2048	766,000	936,458
4.25%, 1/15/2049	557,000	683,751
4.30%, 5/15/2043	209,000	257,204
4.40%, 5/15/2042	157,000	194,255
5.75%, 1/15/2040	245,000	349,355
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	341,000	426,843
Brighthouse Financial, Inc. 4.70%, 6/22/2047	307,000	344,942
Security Description	Principal Amount	Value
Chubb Corp.:
6.00%, 5/11/2037	$174,000	$250,826
Series 1, 6.50%, 5/15/2038	167,000	251,594
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	106,000	127,419
4.35%, 11/3/2045	500,000	628,605
6.70%, 5/15/2036	31,000	46,499
Cincinnati Financial Corp. 6.13%, 11/1/2034 (b)	40,000	54,497
Enstar Group, Ltd. 3.10%, 9/1/2031	115,000	113,268
Equitable Holdings, Inc. 5.00%, 4/20/2048	526,000	670,534
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	850,000	830,271
3.50%, 10/15/2050	329,000	350,290
Fidelity National Financial, Inc. 3.20%, 9/17/2051	241,000	229,916
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	191,000	184,542
3.60%, 8/19/2049	227,000	248,318
4.30%, 4/15/2043	103,000	121,668
4.40%, 3/15/2048	158,000	192,861
5.95%, 10/15/2036	139,000	189,813
6.10%, 10/1/2041	125,000	176,590
Lincoln National Corp.:
4.35%, 3/1/2048	192,000	228,622
4.38%, 6/15/2050 (b)	145,000	175,870
6.30%, 10/9/2037	63,000	88,795
7.00%, 6/15/2040	137,000	209,432
Loews Corp.:
4.13%, 5/15/2043	170,000	200,002
6.00%, 2/1/2035	141,000	190,130
Manulife Financial Corp. 5.38%, 3/4/2046	180,000	252,630
Markel Corp.:
3.45%, 5/7/2052	140,000	145,411
4.15%, 9/17/2050	168,000	194,524
4.30%, 11/1/2047	126,000	148,219
5.00%, 4/5/2046	125,000	160,830
5.00%, 5/20/2049	196,000	252,577
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	116,000	141,670
4.35%, 1/30/2047	182,000	225,081
4.75%, 3/15/2039	75,000	94,864
4.90%, 3/15/2049	407,000	548,376
5.88%, 8/1/2033	121,000	162,405
MetLife, Inc.:
4.05%, 3/1/2045	290,000	345,526
4.13%, 8/13/2042	490,000	582,027
4.60%, 5/13/2046 (b)	174,000	223,009
4.72%, 12/15/2044	155,000	199,711
4.88%, 11/13/2043	100,000	131,206
5.70%, 6/15/2035	272,000	370,826

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/6/2041	$208,000	$297,022
6.38%, 6/15/2034	157,000	223,075
6.40%, 12/15/2066	417,000	533,856
6.50%, 12/15/2032	146,000	205,152
10.75%, 8/1/2069	93,000	163,009
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	144,000	178,680
Old Republic International Corp. 3.85%, 6/11/2051	195,000	211,255
Principal Financial Group, Inc.:
4.35%, 5/15/2043	334,000	403,118
6.05%, 10/15/2036	118,000	164,939
Progressive Corp.:
3.70%, 1/26/2045	104,000	117,976
3.95%, 3/26/2050	100,000	119,395
4.13%, 4/15/2047	299,000	363,115
4.20%, 3/15/2048	242,000	297,336
4.35%, 4/25/2044	140,000	173,758
6.25%, 12/1/2032	132,000	180,687
Prudential Financial, Inc.:
3.91%, 12/7/2047	140,000	162,996
3.94%, 12/7/2049	333,000	391,558
Series MTN, 3.00%, 3/10/2040	160,000	164,149
Series MTN, 3.70%, 3/13/2051	427,000	487,929
Series MTN, 4.35%, 2/25/2050	275,000	344,943
Series MTN, 4.42%, 3/27/2048	211,000	263,934
Series MTN, 4.60%, 5/15/2044	146,000	183,674
Series MTN, 5.70%, 12/14/2036	294,000	397,961
Series MTN, 6.63%, 12/1/2037	145,000	211,749
Series MTN, 6.63%, 6/21/2040	157,000	236,211
Series MTNB, 5.75%, 7/15/2033	139,000	181,705
Selective Insurance Group, Inc. 5.38%, 3/1/2049	84,000	107,565
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	71,000	109,507
Travelers Cos., Inc.:
2.55%, 4/27/2050	91,000	86,684
3.05%, 6/8/2051	211,000	220,548
3.75%, 5/15/2046	196,000	226,182
4.00%, 5/30/2047	202,000	243,026
4.10%, 3/4/2049	210,000	257,158
4.30%, 8/25/2045	229,000	286,339
4.60%, 8/1/2043 (b)	120,000	154,237
5.35%, 11/1/2040	190,000	262,686
6.75%, 6/20/2036	66,000	98,785
Security Description	Principal Amount	Value
Series MTN, 6.25%, 6/15/2037	$179,000	$259,974
Travelers Property Casualty Corp. 6.38%, 3/15/2033	139,000	195,157
Unum Group:
4.13%, 6/15/2051	130,000	131,608
4.50%, 12/15/2049	277,000	295,434
5.75%, 8/15/2042	120,000	150,072
Voya Financial, Inc. 5.70%, 7/15/2043	200,000	274,864
W R Berkley Corp.:
3.15%, 9/30/2061	346,000	334,156
3.55%, 3/30/2052	132,000	140,540
Willis North America, Inc.:
3.88%, 9/15/2049	91,000	101,005
5.05%, 9/15/2048	123,000	158,289
WR Berkley Corp.:
4.00%, 5/12/2050	109,000	125,343
4.75%, 8/1/2044	134,000	167,592
XLIT, Ltd.:
5.25%, 12/15/2043	193,000	266,357
5.50%, 3/31/2045	54,000	74,527
		33,296,119
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	204,000	187,113
3.15%, 2/9/2051	412,000	384,293
3.25%, 2/9/2061	275,000	254,856
4.00%, 12/6/2037	339,000	369,405
4.20%, 12/6/2047 (b)	450,000	496,107
4.40%, 12/6/2057	444,000	510,227
4.50%, 11/28/2034 (b)	208,000	238,903
Alphabet, Inc.:
1.90%, 8/15/2040	416,000	373,506
2.05%, 8/15/2050	919,000	802,893
2.25%, 8/15/2060	704,000	614,733
Amazon.com, Inc.:
2.50%, 6/3/2050	891,000	836,248
2.70%, 6/3/2060	681,000	640,692
2.88%, 5/12/2041	562,000	578,433
3.10%, 5/12/2051	1,158,000	1,218,725
3.25%, 5/12/2061	588,000	624,397
3.88%, 8/22/2037	782,000	920,461
4.05%, 8/22/2047	1,269,000	1,538,612
4.25%, 8/22/2057	780,000	990,850
4.80%, 12/5/2034	331,000	422,091
4.95%, 12/5/2044	421,000	567,462
eBay, Inc.:
3.65%, 5/10/2051	290,000	311,126
4.00%, 7/15/2042	290,000	326,589
JD.com, Inc. 4.13%, 1/14/2050	141,000	148,349
		13,356,071

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.75%, 3/1/2041	$70,000	$96,312
7.00%, 10/15/2039	20,000	28,249
Nucor Corp.:
2.98%, 12/15/2055 (d)	527,000	513,377
4.40%, 5/1/2048	100,000	124,561
5.20%, 8/1/2043	40,000	53,351
Steel Dynamics, Inc. 3.25%, 10/15/2050	142,000	139,661
Vale Overseas, Ltd.:
6.88%, 11/21/2036	870,000	1,163,216
6.88%, 11/10/2039	411,000	556,210
8.25%, 1/17/2034	191,000	275,712
Vale SA 5.63%, 9/11/2042	201,000	247,041
		3,197,690
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	52,000	56,063
LODGING — 0.1%
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	276,000	293,372
Series II, 2.75%, 10/15/2033	291,000	284,685
		578,057
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.25%, 9/19/2049	306,000	331,046
3.25%, 4/9/2050 (b)	471,000	512,359
3.80%, 8/15/2042	584,000	684,816
4.30%, 5/15/2044	172,000	217,458
4.75%, 5/15/2064	199,000	279,428
5.20%, 5/27/2041	219,000	299,397
5.30%, 9/15/2035	89,000	118,433
		2,442,937
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	138,000	150,824
Deere & Co.:
2.88%, 9/7/2049	161,000	165,360
3.75%, 4/15/2050	211,000	250,609
3.90%, 6/9/2042	375,000	445,789
Dover Corp.:
5.38%, 10/15/2035	121,000	153,734
5.38%, 3/1/2041	169,000	219,479
Flowserve Corp. 2.80%, 1/15/2032	181,000	179,208
Otis Worldwide Corp.:
3.11%, 2/15/2040	250,000	256,288
3.36%, 2/15/2050	246,000	257,483
Rockwell Automation, Inc.:
2.80%, 8/15/2061	95,000	90,666
Security Description	Principal Amount	Value
4.20%, 3/1/2049	$261,000	$322,272
Xylem, Inc. 4.38%, 11/1/2046	135,000	160,446
		2,652,158
MEDIA — 5.7%
CBS Corp.:
4.60%, 1/15/2045	190,000	226,869
5.90%, 10/15/2040	83,000	109,660
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	299,000	284,941
3.50%, 6/1/2041	533,000	524,589
3.50%, 3/1/2042 (f)	255,000	248,949
3.70%, 4/1/2051	622,000	602,189
3.85%, 4/1/2061	719,000	685,329
3.90%, 6/1/2052	756,000	751,404
3.95%, 6/30/2062 (f)	400,000	386,804
4.40%, 12/1/2061	583,000	608,320
4.80%, 3/1/2050	1,072,000	1,207,533
5.13%, 7/1/2049	513,000	602,252
5.38%, 4/1/2038	268,000	323,779
5.38%, 5/1/2047	728,000	872,028
5.75%, 4/1/2048	780,000	986,583
6.38%, 10/23/2035	580,000	761,801
6.48%, 10/23/2045	1,150,000	1,560,941
6.83%, 10/23/2055	224,000	325,949
Comcast Corp.:
2.45%, 8/15/2052 (b)	498,000	439,878
2.65%, 8/15/2062	465,000	411,455
2.80%, 1/15/2051	587,000	554,774
2.89%, 11/1/2051 (d)	1,789,000	1,715,418
2.94%, 11/1/2056 (d)	1,855,000	1,760,580
2.99%, 11/1/2063 (d)	743,000	696,548
3.20%, 7/15/2036	308,000	327,894
3.25%, 11/1/2039	474,000	501,246
3.40%, 7/15/2046	440,000	465,898
3.45%, 2/1/2050	535,000	568,459
3.75%, 4/1/2040	514,000	578,533
3.90%, 3/1/2038	486,000	553,447
3.97%, 11/1/2047	607,000	692,010
4.00%, 8/15/2047	291,000	333,431
4.00%, 3/1/2048	450,000	515,268
4.00%, 11/1/2049	647,000	748,935
4.05%, 11/1/2052	378,000	438,828
4.20%, 8/15/2034 (b)	385,000	450,500
4.25%, 1/15/2033	219,000	257,798
4.40%, 8/15/2035	236,000	279,471
4.60%, 10/15/2038	593,000	724,539
4.65%, 7/15/2042	206,000	256,004
4.70%, 10/15/2048	606,000	773,638
4.75%, 3/1/2044	452,000	570,139
4.95%, 10/15/2058	501,000	689,411
5.65%, 6/15/2035	471,000	630,132

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 5/15/2038	$53,000	$78,119
6.50%, 11/15/2035	591,000	848,528
6.95%, 8/15/2037	95,000	144,793
7.05%, 3/15/2033	138,000	200,296
Discovery Communications LLC:
4.00%, 9/15/2055	543,000	567,935
4.65%, 5/15/2050	292,000	338,980
4.88%, 4/1/2043	55,000	65,422
5.00%, 9/20/2037	261,000	313,581
5.20%, 9/20/2047	431,000	531,514
5.30%, 5/15/2049	294,000	366,847
6.35%, 6/1/2040	141,000	193,758
Fox Corp.:
5.48%, 1/25/2039	459,000	586,813
5.58%, 1/25/2049	454,000	611,915
Grupo Televisa SAB:
5.00%, 5/13/2045	310,000	372,003
5.25%, 5/24/2049 (b)	199,000	252,057
6.13%, 1/31/2046	253,000	347,688
6.63%, 1/15/2040	298,000	416,243
8.50%, 3/11/2032	17,000	25,021
NBCUniversal Media LLC:
4.45%, 1/15/2043	469,000	567,026
5.95%, 4/1/2041	24,000	34,641
6.40%, 4/30/2040	7,000	10,438
Thomson Reuters Corp.:
5.50%, 8/15/2035	117,000	151,233
5.65%, 11/23/2043	142,000	192,668
5.85%, 4/15/2040	107,000	146,403
Time Warner Cable LLC:
4.50%, 9/15/2042	470,000	509,889
5.50%, 9/1/2041	409,500	502,772
5.88%, 11/15/2040	467,000	588,766
6.55%, 5/1/2037	399,000	539,436
6.75%, 6/15/2039	445,000	608,720
7.30%, 7/1/2038	392,000	562,422
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	286,000	422,265
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	245,000	297,731
Series B, 7.00%, 3/1/2032	148,000	210,873
Series E, 4.13%, 12/1/2041	244,000	288,596
Series GMTN, 4.13%, 6/1/2044	468,000	556,887
Series MTN, 3.00%, 7/30/2046	138,000	139,410
Series MTN, 3.70%, 12/1/2042	126,000	141,375
ViacomCBS, Inc.:
4.20%, 5/19/2032 (b)	278,000	317,910
4.38%, 3/15/2043	482,000	552,020
4.85%, 7/1/2042	139,000	167,170
4.90%, 8/15/2044	139,000	168,991
4.95%, 5/19/2050 (b)	324,000	406,325
Security Description	Principal Amount	Value
5.25%, 4/1/2044	$56,000	$70,291
5.50%, 5/15/2033	113,000	142,852
5.85%, 9/1/2043	430,000	587,621
6.88%, 4/30/2036	366,000	524,533
Walt Disney Co.:
2.75%, 9/1/2049	741,000	710,308
3.50%, 5/13/2040	484,000	533,779
3.60%, 1/13/2051	962,000	1,075,131
3.80%, 5/13/2060	392,000	453,434
4.63%, 3/23/2040	180,000	226,017
4.70%, 3/23/2050	526,000	690,890
4.75%, 9/15/2044	267,000	342,011
4.75%, 11/15/2046	340,000	441,844
5.40%, 10/1/2043	233,000	320,473
6.15%, 2/15/2041	50,000	73,019
6.20%, 12/15/2034	302,000	426,158
6.40%, 12/15/2035	374,000	545,696
6.55%, 3/15/2033	100,000	140,466
6.65%, 11/15/2037	403,000	600,410
7.75%, 12/1/2045	92,000	161,530
		49,416,097
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	115,000	130,789
4.38%, 6/15/2045	137,000	166,195
Valmont Industries, Inc.:
5.00%, 10/1/2044	189,000	232,372
5.25%, 10/1/2054	10,000	12,466
		541,822
MINING — 1.0%
Barrick Gold Corp.:
5.25%, 4/1/2042	190,000	245,725
6.45%, 10/15/2035	191,000	262,470
Barrick North America Finance LLC:
5.70%, 5/30/2041	241,000	325,996
5.75%, 5/1/2043	288,000	394,237
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	256,000	350,930
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	344,000	408,032
5.00%, 9/30/2043	806,000	1,072,617
Newmont Corp.:
4.88%, 3/15/2042	357,000	447,214
5.45%, 6/9/2044	171,000	230,860
5.88%, 4/1/2035	182,000	240,482
6.25%, 10/1/2039	280,000	396,088
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	208,000	288,028
7.25%, 3/15/2031	46,000	64,679
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	212,000	255,740
4.75%, 3/22/2042	245,000	314,480

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	$306,000	$409,309
Southern Copper Corp.:
5.25%, 11/8/2042	392,000	487,664
5.88%, 4/23/2045 (b)	416,000	562,028
6.75%, 4/16/2040	279,000	389,654
7.50%, 7/27/2035	462,000	661,399
Teck Resources, Ltd.:
5.20%, 3/1/2042	75,000	89,733
5.40%, 2/1/2043	154,000	189,052
6.00%, 8/15/2040	154,000	198,116
6.13%, 10/1/2035	213,000	275,241
6.25%, 7/15/2041	278,000	371,319
		8,931,093
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
3.25%, 8/26/2049 (b)	281,000	298,990
3.70%, 4/15/2050	272,000	311,497
Series MTN, 3.13%, 9/19/2046	179,000	184,900
Series MTN, 3.63%, 10/15/2047	178,000	200,706
Series MTN, 3.88%, 6/15/2044	18,000	21,069
Series MTN, 4.00%, 9/14/2048	402,000	479,562
Series MTN, 5.70%, 3/15/2037	132,000	182,646
Carlisle Cos., Inc. 2.20%, 3/1/2032	241,000	234,107
Eaton Corp.:
3.92%, 9/15/2047	181,000	207,797
4.00%, 11/2/2032	229,000	265,935
4.15%, 11/2/2042	279,000	328,098
General Electric Co.:
4.13%, 10/9/2042	164,000	187,908
4.25%, 5/1/2040	269,000	314,800
4.35%, 5/1/2050	436,000	525,472
4.50%, 3/11/2044	153,000	184,516
Series A, 6.75%, 3/15/2032	1,012,000	1,388,464
Series GMTN, 6.15%, 8/7/2037	90,000	124,123
Series GMTN, 6.88%, 1/10/2039	326,000	484,857
Series MTN, 5.88%, 1/14/2038	503,000	680,624
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	341,000	396,866
4.88%, 9/15/2041	175,000	228,776
Parker-Hannifin Corp.:
4.00%, 6/14/2049	190,000	218,038
4.10%, 3/1/2047	169,000	194,772
Series MTN, 4.20%, 11/21/2034	173,000	198,630
Security Description	Principal Amount	Value
Series MTN, 4.45%, 11/21/2044	$114,000	$137,432
Series MTN, 6.25%, 5/15/2038	89,000	119,761
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	164,000	196,380
5.75%, 6/15/2043	146,000	209,364
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	151,000	187,300
4.65%, 11/1/2044	141,000	176,729
		8,870,119
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	544,000	501,682
2.94%, 6/4/2051	685,000	650,620
3.00%, 2/24/2050	694,000	668,266
3.00%, 3/17/2052	341,000	326,402
3.06%, 6/17/2041	532,000	536,724
3.38%, 2/8/2061	765,000	761,099
Burlington Resources LLC:
5.95%, 10/15/2036	228,000	312,923
7.40%, 12/1/2031	80,000	116,561
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	138,000	173,971
6.25%, 3/15/2038	355,000	472,860
6.45%, 6/30/2033	95,000	123,982
6.50%, 2/15/2037	127,000	169,609
6.75%, 2/1/2039	109,000	151,224
Series GMTN, 4.95%, 6/1/2047	307,000	380,195
Cenovus Energy, Inc.:
2.65%, 1/15/2032	135,000	132,574
3.75%, 2/15/2052	146,000	142,379
5.25%, 6/15/2037	320,000	380,966
5.40%, 6/15/2047	209,000	257,225
6.75%, 11/15/2039	426,000	580,037
6.80%, 9/15/2037	102,000	136,128
Chevron Corp.:
2.98%, 5/11/2040	205,000	211,613
3.08%, 5/11/2050	285,000	295,149
Chevron USA, Inc.:
2.34%, 8/12/2050	289,000	261,291
4.20%, 10/15/2049	201,000	244,488
4.95%, 8/15/2047	126,000	167,891
5.05%, 11/15/2044	293,000	391,026
5.25%, 11/15/2043	237,000	319,549
6.00%, 3/1/2041	243,000	351,825
Concho Resources, Inc. 2.40%, 2/15/2031	21,000	20,559
Conoco Funding Co. 7.25%, 10/15/2031	166,000	237,747

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ConocoPhillips:
4.85%, 8/15/2048 (d)	$108,000	$139,802
4.88%, 10/1/2047 (d)	231,000	299,630
5.90%, 10/15/2032	143,000	189,526
5.90%, 5/15/2038	180,000	247,433
6.50%, 2/1/2039	928,000	1,356,207
ConocoPhillips Co.:
4.30%, 11/15/2044	205,000	245,943
5.95%, 3/15/2046	141,000	207,761
Devon Energy Corp.:
4.75%, 5/15/2042	240,000	272,726
5.00%, 6/15/2045	214,000	251,112
5.60%, 7/15/2041	402,000	504,040
7.88%, 9/30/2031	105,000	148,104
7.95%, 4/15/2032	112,000	158,931
Diamondback Energy, Inc. 4.40%, 3/24/2051	160,000	181,422
EOG Resources, Inc.:
3.90%, 4/1/2035	138,000	156,524
4.95%, 4/15/2050	251,000	331,985
Exxon Mobil Corp.:
3.00%, 8/16/2039	189,000	195,216
3.10%, 8/16/2049	551,000	557,502
3.45%, 4/15/2051	982,000	1,050,259
3.57%, 3/6/2045	307,000	335,536
4.11%, 3/1/2046	885,000	1,038,078
4.23%, 3/19/2040	675,000	801,691
4.33%, 3/19/2050	977,000	1,193,767
Hess Corp.:
5.60%, 2/15/2041	381,000	473,594
5.80%, 4/1/2047	170,000	221,066
6.00%, 1/15/2040	151,000	194,633
7.13%, 3/15/2033	99,000	133,761
Marathon Oil Corp.:
5.20%, 6/1/2045	153,000	182,451
6.60%, 10/1/2037	279,000	370,211
6.80%, 3/15/2032	145,000	187,810
Marathon Petroleum Corp.:
4.50%, 4/1/2048	150,000	170,414
4.75%, 9/15/2044	256,000	299,546
5.00%, 9/15/2054	134,000	160,599
6.50%, 3/1/2041	312,000	429,577
Ovintiv, Inc. 8.13%, 9/15/2030	138,000	190,110
Phillips 66:
4.65%, 11/15/2034	304,000	362,605
4.88%, 11/15/2044	523,000	658,185
5.88%, 5/1/2042	439,000	602,216
Shell International Finance B.V.:
3.13%, 11/7/2049	392,000	407,664
3.25%, 4/6/2050 (b)	596,000	634,329
3.63%, 8/21/2042	143,000	157,779
3.75%, 9/12/2046	350,000	397,474
4.00%, 5/10/2046	808,000	950,265
4.13%, 5/11/2035	487,000	573,511
Security Description	Principal Amount	Value
4.38%, 5/11/2045	$980,000	$1,203,832
4.55%, 8/12/2043	411,000	514,469
5.50%, 3/25/2040	223,000	307,776
6.38%, 12/15/2038	820,000	1,205,293
Suncor Energy, Inc.:
3.75%, 3/4/2051	331,000	354,048
4.00%, 11/15/2047	160,000	177,502
5.35%, 7/15/2033	137,000	168,318
5.95%, 12/1/2034	71,000	92,455
5.95%, 5/15/2035	195,000	254,670
6.50%, 6/15/2038	287,000	400,549
6.80%, 5/15/2038	283,000	403,799
6.85%, 6/1/2039	217,000	315,505
7.15%, 2/1/2032	74,000	102,255
TotalEnergies Capital International SA:
2.99%, 6/29/2041	207,000	210,784
3.13%, 5/29/2050	887,000	893,094
3.39%, 6/29/2060	210,000	219,815
3.46%, 7/12/2049	359,000	384,166
Valero Energy Corp.:
4.90%, 3/15/2045	245,000	293,493
6.63%, 6/15/2037	487,000	655,054
7.50%, 4/15/2032	246,000	340,828
		35,595,265
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	378,000	425,333
Baker Hughes Holdings LLC 5.13%, 9/15/2040	364,000	464,941
Halliburton Co.:
4.50%, 11/15/2041	125,000	137,660
4.75%, 8/1/2043	269,000	306,797
4.85%, 11/15/2035	337,000	397,819
5.00%, 11/15/2045	552,000	660,772
6.70%, 9/15/2038	252,000	343,816
7.45%, 9/15/2039	338,000	492,486
NOV, Inc. 3.95%, 12/1/2042	118,000	117,029
		3,346,653
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	166,000	163,900
4.05%, 12/15/2049	189,000	219,336
WestRock MWV LLC 7.95%, 2/15/2031 (b)	64,000	90,847
WRKCo, Inc.:
3.00%, 6/15/2033	217,000	226,366
4.20%, 6/1/2032	134,000	153,992
		854,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
4.05%, 11/21/2039	$1,250,000	$1,435,887
4.25%, 11/21/2049	1,853,000	2,193,915
4.30%, 5/14/2036	454,000	534,612
4.40%, 11/6/2042	895,000	1,068,657
4.45%, 5/14/2046	714,000	858,692
4.50%, 5/14/2035	906,000	1,082,987
4.55%, 3/15/2035	518,000	619,523
4.63%, 10/1/2042	239,000	288,526
4.70%, 5/14/2045	732,000	903,573
4.75%, 3/15/2045	517,000	642,977
4.85%, 6/15/2044	120,000	150,661
4.88%, 11/14/2048	492,000	630,552
AmerisourceBergen Corp.:
4.25%, 3/1/2045	149,000	172,225
4.30%, 12/15/2047	226,000	261,828
AstraZeneca PLC:
2.13%, 8/6/2050	316,000	273,321
3.00%, 5/28/2051 (b)	269,000	277,258
4.00%, 9/18/2042	184,000	218,390
4.38%, 8/17/2048	237,000	300,111
6.45%, 9/15/2037	862,000	1,275,389
Becton Dickinson & Co.:
3.79%, 5/20/2050	224,000	249,440
4.69%, 12/15/2044	246,000	305,308
Becton Dickinson and Co. 4.67%, 6/6/2047	355,000	442,050
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	256,000	243,092
2.55%, 11/13/2050 (b)	519,000	489,303
3.25%, 8/1/2042	156,000	168,463
4.13%, 6/15/2039	658,000	786,007
4.25%, 10/26/2049	1,250,000	1,550,975
4.35%, 11/15/2047	320,000	398,464
4.50%, 3/1/2044	216,000	272,938
4.55%, 2/20/2048	505,000	647,915
4.63%, 5/15/2044	176,000	226,718
5.00%, 8/15/2045	533,000	716,304
Cardinal Health, Inc.:
4.37%, 6/15/2047	63,000	70,906
4.50%, 11/15/2044	192,000	217,329
4.60%, 3/15/2043	170,000	197,562
4.90%, 9/15/2045	213,000	254,130
Cigna Corp.:
3.20%, 3/15/2040	215,000	220,384
3.40%, 3/15/2050	345,000	356,488
3.40%, 3/15/2051	483,000	499,060
3.88%, 10/15/2047	311,000	343,873
4.80%, 8/15/2038	841,000	1,029,249
4.80%, 7/15/2046	499,000	621,380
4.90%, 12/15/2048	869,000	1,109,131
6.13%, 11/15/2041	166,000	233,921
CVS Health Corp.:
2.13%, 9/15/2031	154,000	151,236
Security Description	Principal Amount	Value
2.70%, 8/21/2040	$403,000	$386,034
4.13%, 4/1/2040	226,000	259,486
4.25%, 4/1/2050	238,000	281,578
4.78%, 3/25/2038	1,723,000	2,108,986
4.88%, 7/20/2035	232,000	280,957
5.05%, 3/25/2048	2,571,000	3,315,562
5.13%, 7/20/2045	1,157,000	1,490,297
5.30%, 12/5/2043	190,000	249,593
6.13%, 9/15/2039	142,000	196,383
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	444,000	401,820
2.50%, 9/15/2060	538,000	495,557
4.15%, 3/15/2059	4,000	5,133
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	63,000	76,885
5.38%, 4/15/2034	134,000	177,672
6.38%, 5/15/2038	1,004,000	1,481,794
Johnson & Johnson:
2.10%, 9/1/2040	359,000	338,871
2.25%, 9/1/2050	314,000	290,802
2.45%, 9/1/2060	350,000	326,641
3.40%, 1/15/2038	426,000	481,069
3.50%, 1/15/2048	270,000	310,540
3.55%, 3/1/2036	25,000	28,798
3.63%, 3/3/2037	494,000	569,251
3.70%, 3/1/2046	583,000	683,567
3.75%, 3/3/2047	293,000	348,151
4.38%, 12/5/2033	289,000	356,323
4.50%, 9/1/2040	319,000	410,454
4.50%, 12/5/2043	223,000	290,152
4.85%, 5/15/2041	145,000	191,586
4.95%, 5/15/2033 (b)	175,000	227,061
5.85%, 7/15/2038 (b)	309,000	447,132
5.95%, 8/15/2037	349,000	505,704
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	101,000	130,114
5.90%, 11/1/2039	127,000	179,710
Merck & Co., Inc.:
2.35%, 6/24/2040	415,000	395,545
2.45%, 6/24/2050 (b)	421,000	391,341
3.60%, 9/15/2042	381,000	430,416
3.70%, 2/10/2045	741,000	844,451
3.90%, 3/7/2039	294,000	343,377
4.00%, 3/7/2049	413,000	495,009
4.15%, 5/18/2043	453,000	550,929
6.50%, 12/1/2033	199,000	291,469
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	141,000	192,668
Mylan, Inc.:
5.20%, 4/15/2048	281,000	343,832
5.40%, 11/29/2043	143,000	177,450
Novartis Capital Corp.:
2.75%, 8/14/2050	376,000	378,467
3.70%, 9/21/2042	138,000	158,748
4.00%, 11/20/2045	335,000	404,074

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 5/6/2044	$648,000	$828,274
Pfizer, Inc.:
2.55%, 5/28/2040	358,000	354,287
2.70%, 5/28/2050 (b)	384,000	378,278
3.90%, 3/15/2039	257,000	300,520
4.00%, 12/15/2036	285,000	338,925
4.00%, 3/15/2049	419,000	506,542
4.10%, 9/15/2038	260,000	310,749
4.13%, 12/15/2046	304,000	370,348
4.20%, 9/15/2048	191,000	236,624
4.30%, 6/15/2043	284,000	348,221
4.40%, 5/15/2044	291,000	363,974
5.60%, 9/15/2040	136,000	192,021
7.20%, 3/15/2039	897,000	1,442,869
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	330,000	334,135
3.18%, 7/9/2050	693,000	703,929
3.38%, 7/9/2060	302,000	317,453
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	304,000	371,838
Viatris, Inc.:
3.85%, 6/22/2040 (d)	522,000	559,897
4.00%, 6/22/2050 (d)	744,000	790,798
Wyeth LLC:
5.95%, 4/1/2037	585,000	823,025
6.00%, 2/15/2036	272,000	384,562
6.50%, 2/1/2034	256,000	367,242
Zoetis, Inc.:
3.00%, 5/15/2050	156,000	158,460
3.95%, 9/12/2047	111,000	129,329
4.45%, 8/20/2048	183,000	229,718
4.70%, 2/1/2043	338,000	431,383
		59,285,550
PIPELINES — 4.1%
Boardwalk Pipelines L.P. 3.40%, 2/15/2031	3,000	3,160
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039 (d)	249,000	246,249
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	82,000	111,800
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (d)	125,000	148,999
4.80%, 11/1/2043 (d)	139,000	170,599
Enable Midstream Partners L.P. 5.00%, 5/15/2044	104,000	113,736
Enbridge Energy Partners L.P.:
7.38%, 10/15/2045	219,000	347,888
Series B, 7.50%, 4/15/2038	150,000	223,299
Enbridge, Inc.:
2.50%, 8/1/2033	270,000	271,004
3.40%, 8/1/2051	385,000	387,745
4.00%, 11/15/2049 (b)	161,000	180,270
Security Description	Principal Amount	Value
4.50%, 6/10/2044	$180,000	$209,156
5.50%, 12/1/2046	243,000	325,946
Energy Transfer L.P.:
4.90%, 3/15/2035	229,000	262,477
4.95%, 1/15/2043	146,000	160,217
5.00%, 5/15/2050	637,000	735,512
5.15%, 2/1/2043	144,000	162,268
5.15%, 3/15/2045	278,000	318,213
5.30%, 4/1/2044	209,000	242,864
5.30%, 4/15/2047	252,000	294,510
5.35%, 5/15/2045	204,000	238,082
5.40%, 10/1/2047	404,000	481,734
5.95%, 10/1/2043	146,000	178,514
6.05%, 6/1/2041	277,000	343,558
6.10%, 2/15/2042	246,000	305,584
6.13%, 12/15/2045	305,000	388,170
6.25%, 4/15/2049	570,000	750,154
6.50%, 2/1/2042	294,000	382,791
6.63%, 10/15/2036	139,000	181,616
7.50%, 7/1/2038	139,000	193,223
Series 20Y, 5.80%, 6/15/2038	135,000	165,388
Series 30Y, 6.00%, 6/15/2048	211,000	267,409
Enterprise Products Operating LLC:
3.20%, 2/15/2052	316,000	305,521
3.30%, 2/15/2053	201,000	197,420
3.70%, 1/31/2051	364,000	382,084
3.95%, 1/31/2060	349,000	374,938
4.20%, 1/31/2050	473,000	533,568
4.25%, 2/15/2048	445,000	504,172
4.45%, 2/15/2043	389,000	447,311
4.80%, 2/1/2049	426,000	519,277
4.85%, 8/15/2042	256,000	309,581
4.85%, 3/15/2044	461,000	554,597
4.90%, 5/15/2046	327,000	400,774
4.95%, 10/15/2054	123,000	154,918
5.10%, 2/15/2045	438,000	545,323
5.70%, 2/15/2042	141,000	187,433
5.95%, 2/1/2041	285,000	387,127
6.13%, 10/15/2039	73,000	100,032
6.45%, 9/1/2040	162,000	228,676
7.55%, 4/15/2038	142,000	217,814
Series D, 6.88%, 3/1/2033	128,000	178,459
Series H, 6.65%, 10/15/2034	140,000	195,310
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	160,000	182,859
5.00%, 8/15/2042	185,000	218,627
5.00%, 3/1/2043	162,000	192,540
5.40%, 9/1/2044	145,000	181,276
5.50%, 3/1/2044	212,000	265,176
5.63%, 9/1/2041	137,000	172,487
5.80%, 3/15/2035	826,000	1,058,147

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 3/1/2041	$160,000	$218,757
6.50%, 2/1/2037	66,000	89,633
6.50%, 9/1/2039	80,000	110,331
6.55%, 9/15/2040	129,000	178,779
7.30%, 8/15/2033	128,000	179,743
7.40%, 3/15/2031	77,000	105,764
7.50%, 11/15/2040	69,000	102,523
Series MTN, 6.95%, 1/15/2038	428,000	606,793
Kinder Morgan, Inc.:
3.25%, 8/1/2050	7,000	6,714
3.60%, 2/15/2051	244,000	247,140
5.05%, 2/15/2046	251,000	303,592
5.20%, 3/1/2048	171,000	213,076
5.30%, 12/1/2034	244,000	300,957
5.55%, 6/1/2045	596,000	760,925
Series GMTN, 7.75%, 1/15/2032	294,000	421,402
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	317,000	337,903
4.20%, 10/3/2047	146,000	160,425
4.25%, 9/15/2046	140,000	155,763
4.85%, 2/1/2049	110,000	130,952
5.15%, 10/15/2043	85,000	103,047
MPLX L.P.:
4.50%, 4/15/2038	596,000	666,513
4.70%, 4/15/2048	424,000	488,630
4.90%, 4/15/2058	160,000	186,066
5.20%, 3/1/2047	212,000	257,345
5.20%, 12/1/2047	68,000	82,090
5.50%, 2/15/2049	438,000	555,656
ONEOK Partners L.P.:
6.13%, 2/1/2041	41,000	52,681
6.20%, 9/15/2043	143,000	187,307
6.65%, 10/1/2036	137,000	184,421
6.85%, 10/15/2037	213,000	289,921
ONEOK, Inc.:
4.50%, 3/15/2050	251,000	280,239
4.95%, 7/13/2047	333,000	390,499
5.20%, 7/15/2048	320,000	389,907
6.00%, 6/15/2035	142,000	178,393
7.15%, 1/15/2051	186,000	272,529
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	137,000	157,905
4.90%, 10/1/2046	100,000	118,983
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	4,000	4,088
4.70%, 6/15/2044	204,000	218,229
4.90%, 2/15/2045	188,000	204,072
5.15%, 6/1/2042	150,000	168,807
6.65%, 1/15/2037	181,000	237,242
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	123,000	143,807
Security Description	Principal Amount	Value
5.95%, 9/25/2043	$196,000	$270,023
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	124,275
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	117,000	161,526
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	426,000	501,317
4.75%, 5/15/2038	109,000	129,959
4.88%, 5/15/2048	334,000	422,978
5.00%, 10/16/2043	187,000	231,848
5.10%, 3/15/2049	338,000	442,128
5.60%, 3/31/2034	110,000	138,855
5.85%, 3/15/2036	153,000	199,873
6.10%, 6/1/2040	264,000	359,412
6.20%, 10/15/2037	285,000	388,558
7.25%, 8/15/2038	178,000	265,030
7.63%, 1/15/2039	442,000	684,561
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	142,000	159,200
4.45%, 8/1/2042	90,000	105,728
4.60%, 3/15/2048	213,000	256,916
5.40%, 8/15/2041	132,000	171,274
Williams Cos., Inc.:
4.85%, 3/1/2048	214,000	261,564
4.90%, 1/15/2045	164,000	196,862
5.10%, 9/15/2045	302,000	374,090
5.40%, 3/4/2044	140,000	176,733
5.75%, 6/24/2044	315,000	415,954
5.80%, 11/15/2043	141,000	184,129
6.30%, 4/15/2040	352,000	479,716
8.75%, 3/15/2032	103,000	157,769
		35,497,409
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Agree L.P. 2.60%, 6/15/2033	145,000	143,992
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	319,000	300,846
2.00%, 5/18/2032	259,000	251,116
3.00%, 5/18/2051	307,000	298,981
4.00%, 2/1/2050	241,000	276,760
4.85%, 4/15/2049	124,000	159,276
American Homes 4 Rent L.P. 3.38%, 7/15/2051	137,000	138,696
American Tower Corp.:
2.70%, 4/15/2031	17,000	17,401
2.95%, 1/15/2051	302,000	285,215
3.10%, 6/15/2050	305,000	297,427
3.70%, 10/15/2049	168,000	181,512
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	201,000	198,228

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.90%, 10/15/2046	$322,000	$378,041
Series MTN, 4.35%, 4/15/2048	25,000	31,427
Boston Properties L.P.:
2.45%, 10/1/2033	291,000	283,489
2.55%, 4/1/2032	278,000	278,209
Camden Property Trust 3.35%, 11/1/2049	110,000	120,453
Crown Castle International Corp.:
2.90%, 4/1/2041	449,000	431,601
3.25%, 1/15/2051	30,000	29,734
4.00%, 11/15/2049	290,000	320,581
4.15%, 7/1/2050	116,000	131,691
4.75%, 5/15/2047	144,000	176,748
5.20%, 2/15/2049	196,000	253,796
Duke Realty L.P. 3.05%, 3/1/2050	105,000	103,248
Equinix, Inc.:
2.95%, 9/15/2051	147,000	137,633
3.00%, 7/15/2050	173,000	165,435
3.40%, 2/15/2052	122,000	124,593
ERP Operating L.P.:
4.00%, 8/1/2047	102,000	120,306
4.50%, 7/1/2044	273,000	341,919
4.50%, 6/1/2045	102,000	127,875
Essex Portfolio L.P.:
2.65%, 3/15/2032	224,000	226,847
2.65%, 9/1/2050	173,000	154,998
4.50%, 3/15/2048	25,000	30,597
Extra Space Storage L.P. 2.35%, 3/15/2032	171,000	167,122
Federal Realty Investment Trust 4.50%, 12/1/2044	128,000	152,527
Healthpeak Properties, Inc. 6.75%, 2/1/2041	14,000	21,028
Kilroy Realty L.P.:
2.50%, 11/15/2032	113,000	111,073
2.65%, 11/15/2033 (f)	200,000	197,418
Kimco Realty Corp.:
2.25%, 12/1/2031	145,000	142,110
3.70%, 10/1/2049	117,000	126,430
4.13%, 12/1/2046	123,000	140,444
4.25%, 4/1/2045	159,000	183,260
4.45%, 9/1/2047	53,000	63,692
Lexington Realty Trust 2.38%, 10/1/2031	116,000	112,715
Mid-America Apartments L.P. 2.88%, 9/15/2051	135,000	129,688
National Retail Properties, Inc.:
3.00%, 4/15/2052	141,000	133,682
3.10%, 4/15/2050	115,000	111,264
3.50%, 4/15/2051	141,000	146,902
4.80%, 10/15/2048	140,000	174,776
Security Description	Principal Amount	Value
Office Properties Income Trust 3.45%, 10/15/2031	$141,000	$138,483
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	208,000	206,163
Piedmont Operating Partnership L.P. 2.75%, 4/1/2032	85,000	83,741
Prologis L.P.:
1.63%, 3/15/2031	130,000	125,371
2.13%, 10/15/2050	189,000	161,434
3.00%, 4/15/2050	252,000	257,506
Realty Income Corp.:
1.80%, 3/15/2033	151,000	142,997
4.65%, 3/15/2047	146,000	188,098
Regency Centers L.P. 4.40%, 2/1/2047	242,000	282,884
Rexford Industrial Realty L.P. 2.15%, 9/1/2031	100,000	96,435
Sabra Health Care L.P. 3.20%, 12/1/2031	391,000	384,388
Simon Property Group L.P.:
2.25%, 1/15/2032	169,000	165,035
3.25%, 9/13/2049	397,000	401,883
3.80%, 7/15/2050	203,000	223,483
4.25%, 10/1/2044	90,000	104,387
4.25%, 11/30/2046	89,000	103,018
4.75%, 3/15/2042	177,000	216,952
6.75%, 2/1/2040	306,000	454,796
Spirit Realty L.P. 2.70%, 2/15/2032	107,000	106,180
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	95,906
UDR, Inc.:
3.10%, 11/1/2034	117,000	122,183
Series MTN, 1.90%, 3/15/2033	106,000	98,862
Series MTN, 2.10%, 8/1/2032	134,000	128,963
Series MTN, 2.10%, 6/15/2033	83,000	79,285
Ventas Realty L.P.:
2.50%, 9/1/2031	133,000	131,437
4.38%, 2/1/2045	52,000	59,150
5.70%, 9/30/2043	163,000	216,847
VEREIT Operating Partnership L.P. 2.85%, 12/15/2032	221,000	229,535
Vornado Realty L.P. 3.40%, 6/1/2031	25,000	25,876
Welltower, Inc.:
4.95%, 9/1/2048	80,000	102,709
6.50%, 3/15/2041	188,000	270,447
Weyerhaeuser Co. 7.38%, 3/15/2032	383,000	544,672

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
WP Carey, Inc. 2.25%, 4/1/2033	$114,000	$108,789
		14,690,697
RETAIL — 2.8%
Costco Wholesale Corp. 1.75%, 4/20/2032	275,000	269,585
Darden Restaurants, Inc. 4.55%, 2/15/2048	141,000	162,264
Dollar General Corp. 4.13%, 4/3/2050	150,000	175,065
Home Depot, Inc.:
2.38%, 3/15/2051	398,000	361,862
2.75%, 9/15/2051	432,000	421,645
3.13%, 12/15/2049	357,000	372,412
3.30%, 4/15/2040	407,000	441,172
3.35%, 4/15/2050	493,000	533,460
3.50%, 9/15/2056	300,000	334,953
3.90%, 6/15/2047	361,000	422,662
4.20%, 4/1/2043	340,000	409,591
4.25%, 4/1/2046	585,000	718,579
4.40%, 3/15/2045	256,000	319,708
4.50%, 12/6/2048	465,000	597,339
4.88%, 2/15/2044	297,000	390,855
5.40%, 9/15/2040	195,000	265,828
5.88%, 12/16/2036	977,000	1,377,296
5.95%, 4/1/2041	310,000	445,498
Kohl's Corp. 5.55%, 7/17/2045	125,000	148,799
Lowe's Cos., Inc.:
2.80%, 9/15/2041	291,000	283,015
3.00%, 10/15/2050	548,000	533,801
3.50%, 4/1/2051	231,000	245,740
3.70%, 4/15/2046	424,000	462,266
4.05%, 5/3/2047	455,000	520,343
4.38%, 9/15/2045	30,000	35,745
4.55%, 4/5/2049	176,000	217,656
4.65%, 4/15/2042	176,000	216,198
5.00%, 4/15/2040	196,000	248,612
5.13%, 4/15/2050	40,000	54,006
5.50%, 10/15/2035	162,000	209,286
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	216,000	235,861
Series MTN, 3.63%, 9/1/2049	574,000	626,705
Series MTN, 3.70%, 2/15/2042	217,000	238,338
Series MTN, 4.20%, 4/1/2050	272,000	324,646
Series MTN, 4.45%, 3/1/2047	237,000	288,128
Series MTN, 4.45%, 9/1/2048	217,000	266,209
Series MTN, 4.60%, 5/26/2045	294,000	362,593
Security Description	Principal Amount	Value
Series MTN, 4.70%, 12/9/2035	$169,000	$208,127
Series MTN, 4.88%, 7/15/2040	211,000	262,693
Series MTN, 4.88%, 12/9/2045	544,000	695,058
Series MTN, 5.70%, 2/1/2039	292,000	394,933
Series MTN, 6.30%, 10/15/2037	203,000	287,836
Series MTN, 6.30%, 3/1/2038	120,000	171,067
Nordstrom, Inc. 4.25%, 8/1/2031 (b)	24,000	24,408
Starbucks Corp.:
3.35%, 3/12/2050	91,000	94,743
3.50%, 11/15/2050	457,000	486,266
3.75%, 12/1/2047	182,000	199,388
4.30%, 6/15/2045	112,000	131,712
4.45%, 8/15/2049	198,000	242,946
4.50%, 11/15/2048	270,000	333,372
Target Corp.:
3.63%, 4/15/2046 (b)	146,000	170,249
3.90%, 11/15/2047	198,000	242,380
4.00%, 7/1/2042	387,000	471,830
6.35%, 11/1/2032	170,000	237,832
7.00%, 1/15/2038	146,000	230,613
TJX Cos., Inc. 4.50%, 4/15/2050	172,000	224,928
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	268,000	297,718
4.50%, 11/18/2034	200,000	232,808
4.65%, 6/1/2046	10,000	11,849
4.80%, 11/18/2044	273,000	330,153
Walmart, Inc.:
2.50%, 9/22/2041	4,720,000	4,703,150
2.65%, 9/22/2051	175,000	174,195
		24,397,975
SEMICONDUCTORS — 2.2%
Analog Devices, Inc.:
2.80%, 10/1/2041 (f)	200,000	200,048
2.95%, 10/1/2051 (f)	225,000	224,865
5.30%, 12/15/2045	144,000	196,533
Applied Materials, Inc.:
2.75%, 6/1/2050	244,000	238,356
4.35%, 4/1/2047	324,000	403,691
5.10%, 10/1/2035	68,000	88,935
5.85%, 6/15/2041	120,000	173,736
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	488,000	471,837
3.42%, 4/15/2033 (d)	736,000	762,732
3.47%, 4/15/2034 (d)	1,083,000	1,119,930
3.50%, 2/15/2041 (d)	1,217,000	1,207,228
3.75%, 2/15/2051 (d)	621,000	622,851
4.30%, 11/15/2032	650,000	727,565

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp.:
2.80%, 8/12/2041	$316,000	$314,970
3.05%, 8/12/2051	354,000	354,198
3.10%, 2/15/2060	318,000	312,419
3.20%, 8/12/2061	264,000	266,899
3.25%, 11/15/2049	778,000	806,529
3.73%, 12/8/2047	861,000	960,626
4.00%, 12/15/2032	131,000	154,725
4.10%, 5/19/2046	417,000	489,370
4.10%, 5/11/2047	226,000	267,943
4.25%, 12/15/2042	148,000	179,354
4.60%, 3/25/2040	265,000	332,387
4.75%, 3/25/2050	642,000	842,606
4.80%, 10/1/2041	251,000	322,723
4.90%, 7/29/2045	178,000	234,643
4.95%, 3/25/2060	231,000	323,245
KLA Corp.:
3.30%, 3/1/2050	204,000	214,998
5.00%, 3/15/2049	151,000	202,869
Lam Research Corp.:
2.88%, 6/15/2050	276,000	277,239
3.13%, 6/15/2060	159,000	163,102
4.88%, 3/15/2049	245,000	330,174
NVIDIA Corp.:
3.50%, 4/1/2040	317,000	351,971
3.50%, 4/1/2050	641,000	713,484
3.70%, 4/1/2060	205,000	236,793
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041 (d)	277,000	286,651
QUALCOMM, Inc.:
1.65%, 5/20/2032	323,000	307,435
3.25%, 5/20/2050 (b)	281,000	300,704
4.30%, 5/20/2047	476,000	591,616
4.65%, 5/20/2035	345,000	429,656
4.80%, 5/20/2045	432,000	568,801
Texas Instruments, Inc.:
2.70%, 9/15/2051	391,000	385,776
3.88%, 3/15/2039	120,000	141,496
4.15%, 5/15/2048	485,000	602,011
		18,705,720
SOFTWARE — 3.4%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	523,000	456,773
4.50%, 6/15/2047	133,000	162,676
Electronic Arts, Inc. 2.95%, 2/15/2051	461,000	441,887
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	223,000	225,705
4.50%, 8/15/2046	117,000	142,456
Fiserv, Inc. 4.40%, 7/1/2049	623,000	744,448
Microsoft Corp.:
2.53%, 6/1/2050	2,148,000	2,074,238
Security Description	Principal Amount	Value
2.68%, 6/1/2060	$1,336,000	$1,298,084
2.92%, 3/17/2052	2,162,000	2,249,215
3.04%, 3/17/2062	863,000	908,351
3.45%, 8/8/2036	605,000	693,360
3.50%, 2/12/2035	514,000	592,524
3.50%, 11/15/2042	251,000	286,765
3.70%, 8/8/2046	517,000	610,763
3.75%, 2/12/2045	345,000	408,815
3.95%, 8/8/2056	37,000	45,696
4.00%, 2/12/2055	10,000	12,471
4.10%, 2/6/2037	370,000	451,770
4.20%, 11/3/2035	152,000	187,022
4.25%, 2/6/2047	387,000	493,793
4.45%, 11/3/2045	318,000	418,281
4.50%, 2/6/2057 (b)	209,000	288,773
5.30%, 2/8/2041 (b)	225,000	317,113
Oracle Corp.:
3.60%, 4/1/2040	983,000	1,019,224
3.60%, 4/1/2050	1,619,000	1,620,732
3.65%, 3/25/2041	759,000	789,056
3.80%, 11/15/2037	599,000	643,152
3.85%, 7/15/2036	378,000	409,695
3.85%, 4/1/2060	1,178,000	1,199,640
3.90%, 5/15/2035	419,000	460,502
3.95%, 3/25/2051	1,123,000	1,189,706
4.00%, 7/15/2046	1,040,000	1,102,119
4.00%, 11/15/2047	788,000	836,801
4.10%, 3/25/2061	442,000	472,905
4.13%, 5/15/2045	624,000	673,296
4.30%, 7/8/2034	560,000	636,832
4.38%, 5/15/2055	439,000	491,886
4.50%, 7/8/2044	634,000	729,943
5.38%, 7/15/2040	749,000	942,826
6.13%, 7/8/2039	424,000	574,478
6.50%, 4/15/2038	391,000	543,873
salesforce.com, Inc.:
2.70%, 7/15/2041	420,000	418,501
2.90%, 7/15/2051	678,000	678,461
3.05%, 7/15/2061	456,000	461,933
VMware, Inc. 2.20%, 8/15/2031	65,000	63,632
		29,470,172
TELECOMMUNICATIONS — 8.0%
America Movil SAB de CV:
4.38%, 7/16/2042	282,000	336,014
4.38%, 4/22/2049	364,000	445,845
6.13%, 11/15/2037	124,000	169,731
6.13%, 3/30/2040	579,000	816,506
6.38%, 3/1/2035	386,000	542,361
AT&T, Inc.:
2.25%, 2/1/2032	789,000	768,746
2.55%, 12/1/2033	1,319,000	1,297,843
3.10%, 2/1/2043	130,000	125,112
3.30%, 2/1/2052	711,000	684,714
3.50%, 6/1/2041	749,000	769,260

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/15/2053	$2,847,000	$2,818,986
3.50%, 2/1/2061	392,000	376,218
3.55%, 9/15/2055	2,873,000	2,832,606
3.65%, 6/1/2051	958,000	975,924
3.65%, 9/15/2059	2,446,000	2,421,075
3.80%, 12/1/2057	2,424,000	2,477,401
3.85%, 6/1/2060	440,000	455,334
4.30%, 12/15/2042	371,000	416,956
4.35%, 6/15/2045	332,000	374,755
4.50%, 5/15/2035	822,000	961,666
4.50%, 3/9/2048	551,000	636,289
4.55%, 3/9/2049	298,000	346,786
4.65%, 6/1/2044	170,000	200,002
4.75%, 5/15/2046	591,000	705,944
4.80%, 6/15/2044	169,000	201,303
4.85%, 3/1/2039	262,000	313,957
4.85%, 7/15/2045	218,000	263,233
4.90%, 8/15/2037	226,000	273,645
4.90%, 6/15/2042	234,000	283,418
5.15%, 3/15/2042	175,000	217,992
5.15%, 11/15/2046	1,000	1,268
5.15%, 2/15/2050	292,000	368,308
5.25%, 3/1/2037	538,000	666,087
5.35%, 9/1/2040	329,000	416,632
5.45%, 3/1/2047	241,000	314,457
5.55%, 8/15/2041	212,000	276,620
5.65%, 2/15/2047	312,000	417,144
5.70%, 3/1/2057	168,000	231,013
6.00%, 8/15/2040	232,000	316,260
6.15%, 9/15/2034	44,000	57,985
6.25%, 3/29/2041	135,000	186,589
6.30%, 1/15/2038	237,000	331,013
6.38%, 3/1/2041	149,000	212,151
6.55%, 2/15/2039	123,000	172,209
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	173,000	205,887
4.46%, 4/1/2048	306,000	372,711
Series US-4, 3.65%, 3/17/2051	190,000	206,262
Series US-5, 2.15%, 2/15/2032	214,000	209,542
Series US-6, 3.20%, 2/15/2052	145,000	145,155
Cisco Systems, Inc.:
5.50%, 1/15/2040	680,000	950,599
5.90%, 2/15/2039	634,000	916,428
Corning, Inc.:
3.90%, 11/15/2049	127,000	141,944
4.38%, 11/15/2057	164,000	197,371
4.70%, 3/15/2037	129,000	153,292
4.75%, 3/15/2042	156,000	194,173
5.35%, 11/15/2048	266,000	362,366
5.45%, 11/15/2079	474,000	641,995
5.85%, 11/15/2068	136,000	198,561
Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	$168,000	$272,239
Juniper Networks, Inc. 5.95%, 3/15/2041	126,000	166,648
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	56,580
Motorola Solutions, Inc. 5.50%, 9/1/2044	63,000	81,485
Orange SA:
5.38%, 1/13/2042	193,000	257,333
5.50%, 2/6/2044	197,000	270,050
Rogers Communications, Inc.:
3.70%, 11/15/2049	330,000	340,910
4.30%, 2/15/2048	254,000	284,213
4.35%, 5/1/2049	437,000	496,213
4.50%, 3/15/2043	139,000	159,044
5.00%, 3/15/2044	406,000	500,379
5.45%, 10/1/2043	208,000	270,388
7.50%, 8/15/2038	140,000	212,925
Telefonica Emisiones SA:
4.67%, 3/6/2038	279,000	326,112
4.90%, 3/6/2048	307,000	368,431
5.21%, 3/8/2047	842,000	1,050,168
5.52%, 3/1/2049	346,000	452,824
7.05%, 6/20/2036	685,000	987,852
TELUS Corp.:
4.30%, 6/15/2049	159,000	189,192
4.60%, 11/16/2048	164,000	204,165
T-Mobile USA, Inc.:
2.25%, 11/15/2031 (b)	317,000	310,467
3.00%, 2/15/2041	781,000	757,273
3.30%, 2/15/2051	1,056,000	1,023,549
3.40%, 10/15/2052 (d)	340,000	332,880
3.60%, 11/15/2060	369,000	363,144
3.60%, 11/15/2060 (d)	287,000	283,062
4.38%, 4/15/2040	651,000	749,145
4.50%, 4/15/2050	950,000	1,109,619
Verizon Communications, Inc.:
2.65%, 11/20/2040	937,000	883,750
2.85%, 9/3/2041	517,000	504,633
2.88%, 11/20/2050	915,000	851,096
2.99%, 10/30/2056	1,084,000	1,007,676
3.00%, 11/20/2060	852,000	786,626
3.40%, 3/22/2041	1,194,000	1,245,939
3.55%, 3/22/2051	1,705,000	1,795,212
3.70%, 3/22/2061	1,168,000	1,234,658
3.85%, 11/1/2042	610,000	677,234
4.00%, 3/22/2050	675,000	761,866
4.13%, 8/15/2046	477,000	547,210
4.27%, 1/15/2036	997,000	1,173,977
4.40%, 11/1/2034	838,000	992,427
4.50%, 8/10/2033	885,000	1,053,787
4.52%, 9/15/2048	1,180,000	1,444,379
4.67%, 3/15/2055	745,000	935,169
4.75%, 11/1/2041	242,000	295,601

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.81%, 3/15/2039	$697,000	$865,430
4.86%, 8/21/2046	1,309,000	1,666,671
5.01%, 4/15/2049	535,000	700,706
5.01%, 8/21/2054	390,000	519,445
5.25%, 3/16/2037	548,000	710,504
5.50%, 3/16/2047	196,000	272,013
5.85%, 9/15/2035	95,000	127,328
Vodafone Group PLC:
4.25%, 9/17/2050	505,000	582,270
4.38%, 2/19/2043	448,000	520,666
4.88%, 6/19/2049	556,000	694,778
5.00%, 5/30/2038	301,000	376,849
5.13%, 6/19/2059	118,000	153,763
5.25%, 5/30/2048	915,000	1,185,547
6.15%, 2/27/2037	606,000	831,268
6.25%, 11/30/2032	145,000	194,101
		69,842,513
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	44,000	53,307
6.35%, 3/15/2040	163,000	224,871
		278,178
TRANSPORTATION — 3.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	185,000	190,953
3.30%, 9/15/2051	219,000	235,782
3.55%, 2/15/2050	199,000	223,246
3.90%, 8/1/2046	313,000	364,132
4.05%, 6/15/2048	143,000	170,795
4.13%, 6/15/2047	233,000	279,544
4.15%, 4/1/2045	330,000	395,795
4.15%, 12/15/2048	257,000	312,335
4.38%, 9/1/2042	291,000	356,981
4.45%, 3/15/2043	257,000	319,628
4.55%, 9/1/2044	247,000	310,988
4.70%, 9/1/2045	169,000	217,454
4.90%, 4/1/2044	343,000	449,316
4.95%, 9/15/2041	197,000	255,933
5.05%, 3/1/2041	250,000	327,542
5.15%, 9/1/2043	286,000	385,525
5.40%, 6/1/2041	244,000	332,562
5.75%, 5/1/2040	267,000	374,051
6.15%, 5/1/2037	236,000	338,098
6.20%, 8/15/2036	177,000	251,436
Canadian National Railway Co.:
2.45%, 5/1/2050	377,000	347,639
3.20%, 8/2/2046	97,000	101,629
3.65%, 2/3/2048	302,000	338,983
6.20%, 6/1/2036	12,000	16,913
6.25%, 8/1/2034	131,000	183,425
6.38%, 11/15/2037	226,000	324,098
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	141,000	171,391
Security Description	Principal Amount	Value
4.80%, 8/1/2045	$75,000	$94,170
5.95%, 5/15/2037	135,000	183,873
6.13%, 9/15/2115	282,000	426,421
7.13%, 10/15/2031	140,000	195,653
CSX Corp.:
3.35%, 9/15/2049	172,000	181,104
3.80%, 11/1/2046	279,000	313,537
3.80%, 4/15/2050	125,000	141,590
3.95%, 5/1/2050	215,000	250,013
4.10%, 3/15/2044	252,000	292,217
4.25%, 11/1/2066	293,000	354,583
4.30%, 3/1/2048	242,000	292,563
4.40%, 3/1/2043	66,000	79,049
4.50%, 3/15/2049	309,000	385,586
4.50%, 8/1/2054	113,000	142,353
4.65%, 3/1/2068	116,000	149,736
4.75%, 5/30/2042	204,000	255,769
4.75%, 11/15/2048	172,000	221,624
5.50%, 4/15/2041	187,000	251,928
6.00%, 10/1/2036	106,000	145,637
6.15%, 5/1/2037	243,000	339,396
6.22%, 4/30/2040	191,000	276,520
FedEx Corp.:
3.25%, 5/15/2041	248,000	250,983
3.88%, 8/1/2042	100,000	109,801
3.90%, 2/1/2035	113,000	127,465
4.05%, 2/15/2048	341,000	382,275
4.10%, 4/15/2043	171,000	191,600
4.10%, 2/1/2045	233,000	261,188
4.40%, 1/15/2047	226,000	264,203
4.55%, 4/1/2046	409,000	487,479
4.75%, 11/15/2045	699,000	853,067
4.90%, 1/15/2034	158,000	193,953
4.95%, 10/17/2048	286,000	361,510
5.10%, 1/15/2044	249,000	317,350
5.25%, 5/15/2050	793,000	1,047,117
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , 1.88%, 8/20/2035	308,568	303,800
Kansas City Southern:
3.50%, 5/1/2050	200,000	209,824
4.20%, 11/15/2069	87,000	100,361
4.30%, 5/15/2043	124,000	145,242
4.70%, 5/1/2048	201,000	249,146
4.95%, 8/15/2045	128,000	161,823
Norfolk Southern Corp.:
2.90%, 8/25/2051 (b)	267,000	258,509
3.05%, 5/15/2050	208,000	206,708
3.16%, 5/15/2055	179,000	179,156
3.40%, 11/1/2049	221,000	234,116
3.94%, 11/1/2047	189,000	215,936
3.95%, 10/1/2042	233,000	267,920
4.05%, 8/15/2052	293,000	342,441
4.10%, 5/15/2121	186,000	206,477

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 2/28/2048	$237,000	$278,200
4.45%, 6/15/2045	104,000	127,296
4.65%, 1/15/2046	202,000	253,193
4.84%, 10/1/2041	203,000	259,006
Union Pacific Corp.:
2.89%, 4/6/2036 (d)	152,000	157,708
2.95%, 3/10/2052	125,000	124,487
2.97%, 9/16/2062 (d)	50,000	48,325
2.97%, 9/16/2062	305,000	294,782
3.20%, 5/20/2041	354,000	373,180
3.25%, 2/5/2050	443,000	465,159
3.35%, 8/15/2046	58,000	61,416
3.38%, 2/1/2035	112,000	121,806
3.55%, 5/20/2061	176,000	190,400
3.60%, 9/15/2037	166,000	184,627
3.75%, 2/5/2070	220,000	245,949
3.80%, 10/1/2051	125,000	144,272
3.80%, 4/6/2071 (d)	470,000	529,366
3.84%, 3/20/2060	638,000	732,169
3.88%, 2/1/2055	202,000	232,181
3.95%, 8/15/2059	789,000	923,990
4.00%, 4/15/2047	112,000	130,325
4.05%, 11/15/2045	197,000	229,495
4.05%, 3/1/2046	166,000	193,689
4.10%, 9/15/2067	96,000	113,356
4.30%, 3/1/2049	3,000	3,674
4.50%, 9/10/2048	7,000	8,795
Series MTN, 3.55%, 8/15/2039	177,000	196,258
United Parcel Service, Inc.:
3.40%, 9/1/2049	215,000	237,693
3.63%, 10/1/2042	181,000	205,516
3.75%, 11/15/2047	392,000	454,834
4.25%, 3/15/2049	169,000	211,404
4.88%, 11/15/2040	202,000	261,509
5.20%, 4/1/2040	164,000	219,370
5.30%, 4/1/2050	390,000	563,515
6.20%, 1/15/2038	500,000	726,100
		29,981,991
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	208,000	196,656
5.20%, 3/15/2044	98,000	123,829
		320,485
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	254,000	263,611
3.45%, 5/1/2050	177,000	190,017
3.75%, 9/1/2047	301,000	337,231
4.00%, 12/1/2046	169,000	196,263
4.15%, 6/1/2049	247,000	293,266
4.20%, 9/1/2048	254,000	306,367
4.30%, 12/1/2042	140,000	168,043
4.30%, 9/1/2045	116,000	139,287
Security Description	Principal Amount	Value
6.59%, 10/15/2037	$169,000	$247,921
Essential Utilities, Inc.:
3.35%, 4/15/2050	179,000	184,370
4.28%, 5/1/2049	146,000	172,409
		2,498,785
TOTAL CORPORATE BONDS & NOTES (Cost $887,120,948)		859,482,169
	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	11,182,329	11,184,565
State Street Navigator Securities Lending Portfolio II (i) (j)	8,284,085	8,284,085
TOTAL SHORT-TERM INVESTMENTS (Cost $19,468,651)		19,468,650
TOTAL INVESTMENTS — 100.9% (Cost $906,589,599)		878,950,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(8,176,799)
NET ASSETS — 100.0%		$870,774,020
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$859,482,169	$—	$859,482,169
Short-Term Investments	19,468,650	—	—	19,468,650
TOTAL INVESTMENTS	$19,468,650	$859,482,169	$—	$878,950,819
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,474,271	$1,474,713	$38,957,794	$29,248,030	$89	$(1)	11,182,329	$11,184,565	$492
State Street Navigator Securities Lending Portfolio II	21,154,948	21,154,948	30,503,407	43,374,270	—	—	8,284,085	8,284,085	9,463
Total		$22,629,661	$69,461,201	$72,622,300	$89	$(1)		$19,468,650	$9,955
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
1.13%, 5/15/2040	$187,945,400	$162,484,672
1.13%, 8/15/2040	151,253,200	130,195,919
1.25%, 5/15/2050	109,082,000	89,259,755
1.38%, 11/15/2040	102,477,500	92,085,641
1.38%, 8/15/2050	122,598,200	103,499,699
1.63%, 11/15/2050 (a)	130,538,400	117,321,387
1.75%, 8/15/2041	29,319,700	28,036,963
1.88%, 2/15/2041	99,805,600	97,669,136
1.88%, 2/15/2051	135,748,300	129,512,362
2.00%, 2/15/2050	105,011,200	103,189,912
2.00%, 8/15/2051	46,160,900	45,360,297
2.25%, 5/15/2041	105,720,700	109,966,047
2.25%, 8/15/2046	68,123,700	70,369,653
2.25%, 8/15/2049	92,671,300	96,088,554
2.38%, 11/15/2049	80,207,700	85,408,668
2.38%, 5/15/2051	204,847,500	218,674,706
2.50%, 2/15/2045	66,620,200	71,949,816
2.50%, 2/15/2046	48,034,200	51,959,495
2.50%, 5/15/2046	62,871,400	68,048,467
2.75%, 8/15/2042	886,500	997,590
2.75%, 11/15/2042	31,114,800	34,989,565
2.75%, 8/15/2047	74,052,800	84,096,211
2.75%, 11/15/2047	90,572,500	102,941,307
2.88%, 5/15/2043	47,025,100	53,961,302
2.88%, 8/15/2045	30,553,100	35,236,317
2.88%, 11/15/2046	60,843,200	70,492,551
2.88%, 5/15/2049	74,945,700	87,709,890
3.00%, 5/15/2042	20,278,600	23,716,456
3.00%, 11/15/2044	49,936,700	58,628,807
3.00%, 5/15/2045	47,517,800	55,915,086
3.00%, 11/15/2045 (a)	115,119,000	135,714,509
3.00%, 2/15/2047	92,824,900	110,026,514
3.00%, 5/15/2047	49,471,400	58,700,908
3.00%, 2/15/2048	77,937,900	92,709,568
3.00%, 8/15/2048 (a)	95,755,300	114,128,348
3.00%, 2/15/2049	75,610,500	90,413,618
3.13%, 11/15/2041	21,362,700	25,444,978
3.13%, 2/15/2042	22,200,700	26,481,272
3.13%, 2/15/2043	31,133,900	37,097,988
3.13%, 8/15/2044	58,259,500	69,711,133
3.13%, 5/15/2048	90,572,600	110,243,837
3.38%, 5/15/2044	55,994,600	69,599,538
3.38%, 11/15/2048	70,895,400	90,347,325
3.50%, 2/15/2039	9,979,200	12,433,460
3.63%, 8/15/2043	17,075,700	21,918,262
3.63%, 2/15/2044	79,808,600	102,703,692
Security Description	Principal Amount	Value
3.75%, 8/15/2041	$24,627,800	$31,916,090
3.75%, 11/15/2043	93,231,600	121,958,587
3.88%, 8/15/2040	25,237,800	33,089,122
4.25%, 5/15/2039	26,454,600	36,044,393
4.25%, 11/15/2040	21,500,200	29,549,337
4.38%, 2/15/2038	21,826,900	29,865,338
4.38%, 11/15/2039	21,161,900	29,319,151
4.38%, 5/15/2040	22,971,800	31,966,695
4.38%, 5/15/2041	23,991,900	33,599,906
4.50%, 2/15/2036	8,361,600	11,421,423
4.50%, 5/15/2038	13,000,100	18,053,889
4.50%, 8/15/2039	21,125,200	29,654,500
4.63%, 2/15/2040	17,399,400	24,864,830
4.75%, 2/15/2037	9,766,800	13,784,923
4.75%, 2/15/2041 (a)	27,622,400	40,354,600
5.00%, 5/15/2037	11,509,100	16,675,607
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,424,960,333)		4,179,559,572
	Shares
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	1,718,611	1,718,611
State Street Navigator Securities Lending Portfolio II (d) (e)	45,047,575	45,047,575
TOTAL SHORT-TERM INVESTMENTS (Cost $46,766,186)		46,766,186
TOTAL INVESTMENTS — 100.3% (Cost $4,471,726,519)		4,226,325,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(14,722,960)
NET ASSETS — 100.0%		$4,211,602,798
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$4,179,559,572	$—	$4,179,559,572
Short-Term Investments	46,766,186	—	—	46,766,186
TOTAL INVESTMENTS	$46,766,186	$4,179,559,572	$—	$4,226,325,758
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,076	$512,076	$36,239,040	$35,032,505	$—	$—	1,718,611	$1,718,611	$392
State Street Navigator Securities Lending Portfolio II	259,298,958	259,298,958	1,512,376,605	1,726,627,988	—	—	45,047,575	45,047,575	27,818
Total		$259,811,034	$1,548,615,645	$1,761,660,493	$—	$—		$46,766,186	$28,210
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
1.50%, 12/1/2035	$5,237,618	$5,293,017
1.50%, 2/1/2036	3,851,642	3,892,381
1.50%, 4/1/2036	2,362,456	2,386,777
1.50%, 5/1/2036	499,029	504,167
1.50%, 7/1/2036	1,026,370	1,036,936
1.50%, 5/1/2041	4,872,319	4,854,117
1.50%, 12/1/2050	2,863,224	2,784,192
1.50%, 2/1/2051	9,573,113	9,308,871
1.50%, 5/1/2051	2,932,779	2,849,965
1.50%, 6/1/2051	15,053,569	14,628,498
1.50%, 10/1/2051	10,325,000	10,033,451
2.00%, 3/1/2028	329,258	339,376
2.00%, 2/1/2032	2,537,090	2,618,094
2.00%, 7/1/2035	1,543,568	1,589,669
2.00%, 8/1/2035	1,687,425	1,748,578
2.00% 9/1/2035	7,079,590	7,343,966
2.00%, 11/1/2035	9,888,970	10,198,722
2.00%, 4/1/2036	4,395,764	4,529,085
2.00%, 6/1/2036	446,462	460,003
2.00%, 5/1/2041	3,892,103	3,976,449
2.00%, 7/1/2041	6,901,847	7,051,417
2.00%, 8/1/2041	9,904,223	10,118,857
2.00%, 8/1/2050	195,903	196,532
2.00% 9/1/2050	5,737,698	5,772,909
2.00%, 10/1/2050	13,187,550	13,229,946
2.00%, 11/1/2050	24,222,228	24,300,100
2.00% 12/1/2050	29,940,246	30,037,335
2.00%, 1/1/2051	25,253,364	25,334,550
2.00% 2/1/2051	43,586,476	43,792,074
2.00% 3/1/2051	8,289,030	8,314,625
2.00% 4/1/2051	42,621,985	42,758,481
2.00% 5/1/2051	8,917,952	8,961,423
2.00% 6/1/2051	2,200,921	2,211,247
2.00%, 8/1/2051	6,443,638	6,463,535
2.00%, 9/1/2051	20,825,921	20,890,229
2.00%, 10/1/2051	5,000,000	5,015,439
2.50%, 9/1/2027	303,574	316,391
2.50%, 10/1/2027	119,348	124,387
2.50%, 1/1/2028	122,203	127,362
2.50%, 4/1/2028	191,001	199,610
2.50%, 5/1/2028	188,148	196,091
2.50% 6/1/2028	92,473	96,424
2.50%, 10/1/2029	32,465	33,869
2.50%, 1/1/2031	116,426	121,592
2.50%, 6/1/2031	579,500	605,574
2.50%, 10/1/2031	720,427	752,746
2.50%, 9/1/2032	1,375,315	1,436,063
2.50%, 11/1/2032	141,266	147,462
2.50%, 2/1/2033	112,362	117,313
2.50%, 12/1/2033	2,759,694	2,880,733
Security Description	Principal Amount	Value
2.50%, 1/1/2035	$2,256,177	$2,378,356
2.50%, 5/1/2035	2,146,268	2,235,905
2.50% 7/1/2035	6,871,753	7,249,229
2.50%, 8/1/2035	3,402,703	3,546,799
2.50%, 9/1/2035	3,405,843	3,551,104
2.50%, 10/1/2035	1,619,806	1,689,383
2.50%, 11/1/2035	2,220,435	2,316,473
2.50%, 12/1/2035	855,433	892,689
2.50%, 1/1/2036	1,162,430	1,213,362
2.50%, 4/1/2036	887,128	925,777
2.50%, 7/1/2036	2,832,059	2,960,730
2.50%, 2/1/2040	3,910,290	4,036,395
2.50%, 8/1/2040	901,227	932,498
2.50%, 9/1/2040	4,119,757	4,262,705
2.50%, 6/1/2041	549,793	572,044
2.50%, 9/1/2046	123,020	127,726
2.50%, 1/1/2050	70,109	72,239
2.50%, 4/1/2050	1,435,922	1,482,570
2.50%, 5/1/2050	2,349,194	2,422,062
2.50% 6/1/2050	11,616,888	11,975,702
2.50% 7/1/2050	2,153,928	2,230,586
2.50%, 8/1/2050	12,466,042	12,849,341
2.50% 9/1/2050	24,027,776	24,934,804
2.50% 10/1/2050	68,516,458	70,958,248
2.50%, 11/1/2050	12,206,997	12,582,332
2.50%, 9/1/2051	1,195,689	1,233,528
3.00%, 10/1/2026	114,944	121,106
3.00%, 11/1/2026	193,046	203,339
3.00% 3/1/2027	1,198,406	1,261,721
3.00%, 6/1/2027	120,529	126,851
3.00%, 10/1/2028	112,933	118,857
3.00%, 2/1/2029	27,343	28,875
3.00%, 7/1/2029	50,326	53,083
3.00%, 8/1/2029	145,875	153,866
3.00%, 9/1/2029	34,450	36,337
3.00%, 10/1/2030	151,449	160,392
3.00%, 11/1/2030	209,990	222,129
3.00%, 12/1/2030	654,330	692,863
3.00%, 2/1/2031	621,218	656,583
3.00%, 8/1/2031	153,315	162,043
3.00%, 11/1/2031	222,189	234,322
3.00%, 2/1/2032	119,229	126,026
3.00%, 5/1/2032	384,646	405,836
3.00%, 7/1/2032	150,906	159,220
3.00%, 10/1/2032	200,006	211,025
3.00%, 12/1/2032	3,444,161	3,633,901
3.00%, 1/1/2033	129,062	136,172
3.00%, 2/1/2033	175,402	185,079
3.00%, 3/1/2033	2,909,891	3,086,020
3.00% 4/1/2033	4,300,243	4,555,191
3.00%, 5/1/2033	108,708	114,591
3.00%, 7/1/2033	1,024,667	1,091,989
3.00% 9/1/2034	2,421,641	2,593,067
3.00%, 12/1/2034	4,588,017	4,910,182
3.00%, 1/1/2035	4,104,326	4,357,854

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2035	$313,760	$332,411
3.00%, 6/1/2035	353,912	374,949
3.00% 7/1/2035	6,589,091	6,996,102
3.00%, 4/1/2036	226,698	240,278
3.00%, 8/1/2036	477,071	506,614
3.00%, 9/1/2036	263,071	278,961
3.00%, 1/1/2038	155,318	164,304
3.00% 2/1/2038	1,002,599	1,061,453
3.00%, 11/1/2039	130,640	136,772
3.00%, 8/1/2042	194,635	207,531
3.00%, 9/1/2042	127,977	136,456
3.00% 11/1/2042	1,121,324	1,200,455
3.00%, 1/1/2043	496,536	529,399
3.00% 2/1/2043	736,454	785,685
3.00%, 3/1/2043	214,962	229,351
3.00% 4/1/2043	1,791,189	1,925,041
3.00%, 5/1/2043	936,525	1,015,287
3.00%, 6/1/2043	56,029	59,779
3.00%, 7/1/2043	100,138	106,841
3.00%, 8/1/2043	59,685	63,680
3.00%, 9/1/2043	62,225	66,390
3.00%, 10/1/2043	63,216	67,448
3.00%, 12/1/2044	126,277	134,237
3.00%, 1/1/2045	510,992	543,139
3.00% 6/1/2045	522,808	556,122
3.00% 7/1/2045	620,907	657,566
3.00%, 8/1/2045	561,984	599,183
3.00%, 5/1/2046	151,442	160,157
3.00% 6/1/2046	3,137,479	3,346,309
3.00% 7/1/2046	7,995,599	8,464,516
3.00% 8/1/2046	1,613,740	1,706,075
3.00% 9/1/2046	2,615,654	2,777,653
3.00% 10/1/2046	1,011,835	1,072,891
3.00%, 11/1/2046	215,392	227,786
3.00% 12/1/2046	5,003,303	5,298,931
3.00% 1/1/2047	1,027,408	1,086,292
3.00% 2/1/2047	9,531,649	10,115,097
3.00% 7/1/2047	1,079,369	1,141,189
3.00%, 12/1/2047	358,626	377,655
3.00%, 1/1/2048	1,605,762	1,690,964
3.00%, 2/1/2048	136,871	144,133
3.00%, 3/1/2048	832,480	876,651
3.00%, 10/1/2048	866,128	912,085
3.00%, 5/1/2049	155,511	162,576
3.00%, 7/1/2049	85,253	89,126
3.00% 10/1/2049	6,468,392	6,806,283
3.00%, 12/1/2049	671,693	710,214
3.00% 1/1/2050	1,775,965	1,864,699
3.00% 2/1/2050	16,037,899	16,878,739
3.00%, 3/1/2050	1,458,286	1,541,917
3.00% 4/1/2050	4,744,365	4,999,561
3.00%, 5/1/2050	537,790	570,350
3.00%, 8/1/2050	366,201	382,874
3.00% 9/1/2050	2,940,338	3,079,872
3.00%, 4/1/2051	2,299,364	2,410,919
Security Description	Principal Amount	Value
3.00%, 5/1/2051	$4,148,934	$4,354,977
3.00% 6/1/2051	18,995,353	19,961,346
3.00%, 7/1/2051	2,061,852	2,169,103
3.50%, 2/1/2026	79,833	85,118
3.50%, 10/1/2026	81,306	86,740
3.50%, 1/1/2029	24,965	26,646
3.50%, 3/1/2029	521,537	557,322
3.50%, 4/1/2029	195,224	208,618
3.50%, 6/1/2029	43,133	46,092
3.50%, 8/1/2029	23,721	25,348
3.50%, 9/1/2029	518,544	554,123
3.50%, 2/1/2030	15,144	16,184
3.50%, 1/1/2034	124,838	133,361
3.50%, 3/1/2034	422,729	451,242
3.50%, 8/1/2034	155,436	165,920
3.50%, 7/1/2035	133,558	143,196
3.50%, 2/1/2039	80,070	85,621
3.50%, 3/1/2039	261,420	279,585
3.50%, 4/1/2039	122,170	129,624
3.50%, 10/1/2041	783,010	848,396
3.50% 2/1/2042	534,242	578,841
3.50%, 7/1/2042	12,676	13,692
3.50%, 8/1/2042	615,777	667,943
3.50%, 9/1/2042	170,552	184,231
3.50%, 3/1/2043	95,797	103,846
3.50%, 5/1/2043	247,520	268,318
3.50%, 8/1/2043	215,604	233,782
3.50%, 11/1/2043	40,315	43,703
3.50%, 12/1/2043	704,286	779,871
3.50%, 1/1/2044	443,525	479,098
3.50%, 5/1/2044	129,275	139,201
3.50%, 6/1/2044	76,910	82,812
3.50%, 8/1/2044	34,607	37,262
3.50%, 10/1/2044	542,282	583,894
3.50%, 11/1/2044	56,870	61,234
3.50% 12/1/2044	335,743	361,514
3.50% 1/1/2045	636,205	685,048
3.50%, 2/1/2045	132,234	142,382
3.50%, 3/1/2045	265,643	287,971
3.50% 7/1/2045	128,044	137,939
3.50%, 8/1/2045	130,196	139,693
3.50%, 10/1/2045	122,727	131,680
3.50% 11/1/2045	254,784	273,348
3.50% 12/1/2045	762,816	821,437
3.50% 1/1/2046	719,903	775,543
3.50% 3/1/2046	1,030,289	1,105,389
3.50% 5/1/2046	330,290	351,962
3.50% 7/1/2046	4,450,395	4,861,256
3.50% 12/1/2046	394,444	420,265
3.50% 2/1/2047	5,413,992	5,790,020
3.50% 6/1/2047	2,033,478	2,179,826
3.50%, 7/1/2047	234,608	249,613
3.50%, 8/1/2047	212,719	226,352
3.50%, 9/1/2047	342,512	372,806
3.50% 10/1/2047	1,373,225	1,461,206

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50% 11/1/2047	$2,320,439	$2,509,330
3.50%, 12/1/2047	248,844	264,790
3.50% 2/1/2048	1,318,739	1,403,083
3.50% 3/1/2048	6,454,139	6,948,959
3.50% 5/1/2048	261,277	281,131
3.50% 6/1/2048	303,625	322,019
3.50% 11/1/2048	918,775	994,329
3.50%, 3/1/2049	2,032,085	2,172,122
3.50% 4/1/2049	847,098	895,578
3.50%, 6/1/2049	168,550	178,665
3.50%, 7/1/2049	1,282,279	1,355,666
3.50% 8/1/2049	2,088,839	2,235,687
3.50% 9/1/2049	2,651,725	2,843,471
3.50% 10/1/2049	986,670	1,056,525
3.50% 12/1/2049	32,335,768	35,237,432
3.50% 1/1/2050	23,772,810	25,607,454
3.50% 6/1/2050	587,475	621,591
3.50%, 6/1/2051	2,784,407	2,966,221
3.50%, 7/1/2051	330,350	352,227
4.00%, 6/1/2025	111,319	118,449
4.00%, 2/1/2027	210,971	224,500
4.00%, 11/1/2033	50,407	53,440
4.00%, 6/1/2035	96,282	105,074
4.00%, 10/1/2039	314,157	345,371
4.00% 10/1/2040	675,606	742,936
4.00%, 12/1/2040	264,713	291,094
4.00% 1/1/2041	452,075	497,128
4.00%, 12/1/2041	51,530	56,670
4.00%, 2/1/2042	153,587	168,948
4.00%, 4/1/2042	25,433	27,969
4.00%, 6/1/2042	83,080	91,463
4.00%, 10/1/2043	124,775	137,221
4.00%, 12/1/2043	674,336	743,877
4.00% 5/1/2044	56,253	61,502
4.00% 7/1/2044	182,662	199,737
4.00%, 8/1/2044	94,183	103,004
4.00%, 10/1/2044	85,841	93,852
4.00% 11/1/2044	405,904	443,920
4.00%, 12/1/2044	23,465	25,655
4.00%, 2/1/2045	538,746	586,745
4.00%, 4/1/2045	34,289	37,354
4.00% 5/1/2045	1,000,927	1,095,682
4.00%, 9/1/2045	109,399	119,146
4.00% 10/1/2045	589,053	641,564
4.00%, 11/1/2045	334,511	364,313
4.00% 12/1/2045	250,394	272,751
4.00%, 1/1/2046	433,078	471,791
4.00% 2/1/2046	2,129,311	2,319,017
4.00%, 9/1/2046	165,937	182,549
4.00%, 12/1/2046	236,720	257,810
4.00% 1/1/2047	3,341,385	3,641,612
4.00%, 5/1/2047	119,445	128,739
4.00%, 6/1/2047	120,440	129,778
4.00% 7/1/2047	434,617	471,728
4.00%, 8/1/2047	239,578	258,153
Security Description	Principal Amount	Value
4.00%, 9/1/2047	$119,256	$128,502
4.00%, 11/1/2047	265,668	290,324
4.00%, 12/1/2047	130,525	140,645
4.00% 2/1/2048	918,803	990,298
4.00%, 3/1/2048	238,455	257,010
4.00%, 4/1/2048	202,151	216,514
4.00%, 5/1/2048	176,855	189,422
4.00%, 6/1/2048	2,599,874	2,885,004
4.00% 7/1/2048	185,907	199,116
4.00% 9/1/2048	1,698,168	1,818,897
4.00% 10/1/2048	1,692,596	1,832,359
4.00% 11/1/2048	853,918	934,184
4.00%, 12/1/2048	1,211,192	1,324,092
4.00% 1/1/2049	1,348,234	1,481,820
4.00% 3/1/2049	3,005,400	3,217,668
4.00%, 4/1/2049	3,257,635	3,531,191
4.00%, 6/1/2049	886,950	949,671
4.00% 7/1/2049	1,773,102	1,918,121
4.00%, 8/1/2049	304,672	326,217
4.00%, 9/1/2049	676,271	724,094
4.00%, 1/1/2050	2,237,303	2,395,516
4.00%, 5/1/2050	419,795	450,970
4.00%, 6/1/2050	597,926	642,328
4.00%, 7/1/2050	258,285	277,466
4.50%, 2/1/2039	47,921	53,602
4.50%, 7/1/2041	94,692	105,665
4.50%, 9/1/2041	24,855	27,734
4.50%, 10/1/2041	197,043	219,947
4.50%, 10/1/2043	59,561	66,260
4.50%, 3/1/2044	75,341	83,793
4.50%, 7/1/2044	275,236	306,118
4.50%, 9/1/2044	161,127	183,555
4.50%, 10/1/2044	117,664	130,867
4.50%, 7/1/2045	236,262	263,724
4.50%, 8/1/2045	32,227	35,699
4.50%, 3/1/2046	254,184	282,707
4.50%, 8/1/2046	160,417	180,721
4.50%, 3/1/2047	378,884	419,653
4.50%, 7/1/2047	388,531	432,118
4.50%, 12/1/2047	210,082	229,372
4.50%, 6/1/2048	1,246,274	1,374,638
4.50%, 7/1/2048	77,846	84,099
4.50%, 8/1/2048	233,510	252,269
4.50%, 9/1/2048	1,974,264	2,144,377
4.50%, 11/1/2048	46,492	50,227
4.50% 1/1/2049	943,771	1,031,912
4.50% 3/1/2049	2,475,518	2,727,752
4.50%, 4/1/2049	245,443	266,058
4.50%, 5/1/2049	457,472	494,474
4.50%, 8/1/2049	4,423,350	4,911,995
4.50%, 2/1/2050	895,474	967,904
4.50%, 4/1/2050	1,127,941	1,227,072
5.00%, 12/1/2033	252,980	286,110
5.00%, 9/1/2038	22,921	26,114
5.00%, 9/1/2039	98,664	112,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2041	$65,971	$75,032
5.00%, 12/1/2044	217,356	247,253
5.00%, 7/1/2048	253,822	278,456
5.00% 8/1/2048	1,233,105	1,355,856
5.00% 9/1/2048	3,192,914	3,504,974
5.00%, 5/1/2049	2,048,971	2,248,584
5.00%, 9/1/2049	11,701,842	13,143,886
5.00%, 10/1/2049	3,702,102	4,064,081
5.00%, 11/1/2049	1,718,252	1,885,646
5.00%, 3/1/2050	3,087,102	3,387,850
5.50%, 9/1/2035	3,411	3,741
5.50%, 12/1/2036	9,156	10,293
5.50%, 7/1/2037	109,661	125,160
5.50%, 4/1/2038	111,108	127,401
5.50%, 5/1/2038	2,701	2,996
5.50%, 8/1/2038	151,906	174,297
6.00%, 7/1/2040	322,158	376,029
Federal National Mortgage Association:
1.50%, 10/1/2035	1,869,646	1,889,401
1.50%, 11/1/2035	1,803,312	1,822,939
1.50% 12/1/2035	1,847,672	1,867,427
1.50%, 1/1/2036	2,670,669	2,698,888
1.50% 2/1/2036	8,341,402	8,433,365
1.50%, 3/1/2036	949,809	959,586
1.50%, 4/1/2036	1,246,015	1,258,841
1.50%, 6/1/2036	1,148,323	1,160,143
1.50%, 7/1/2036	8,757,991	8,848,142
1.50%, 8/1/2036	678,856	685,844
1.50%, 10/1/2036	1,161,899	1,173,873
1.50%, 5/1/2041	5,839,958	5,817,218
1.50%, 12/1/2050	21,721,324	21,121,659
1.50%, 1/1/2051	7,421,044	7,216,170
1.50%, 3/1/2051	9,462,232	9,194,926
1.50%, 5/1/2051	982,960	955,192
1.50%, 7/1/2051	1,483,438	1,441,531
1.50%, 8/1/2051	2,662,532	2,587,317
1.50%, 9/1/2051	261,144	253,766
1.50%, 10/1/2051	23,963,338	23,286,380
2.00%, 2/1/2028	741,226	764,162
2.00%, 11/1/2031	114,566	118,219
2.00%, 5/1/2035	1,761,386	1,813,985
2.00%, 7/1/2035	267,076	275,051
2.00%, 8/1/2035	8,583,337	8,909,935
2.00% 9/1/2035	18,278,967	18,879,135
2.00%, 10/1/2035	14,165,178	14,654,209
2.00%, 11/1/2035	4,153,121	4,277,142
2.00%, 12/1/2035	7,171,040	7,385,182
2.00%, 1/1/2036	5,717,804	5,897,137
2.00% 2/1/2036	6,902,516	7,141,446
2.00%, 3/1/2036	3,252,813	3,370,679
2.00% 4/1/2036	5,744,644	5,955,069
2.00%, 5/1/2036	30,092,856	31,050,306
2.00% 7/1/2036	7,546,452	7,778,073
2.00%, 8/1/2040	784,481	800,886
Security Description	Principal Amount	Value
2.00%, 10/1/2040	$3,703,370	$3,780,872
2.00%, 11/1/2040	7,904,051	8,066,957
2.00%, 12/1/2040	4,506,775	4,598,829
2.00%, 1/1/2041	13,829,378	14,116,844
2.00%, 5/1/2041	1,947,559	1,989,413
2.00%, 6/1/2041	689,331	704,273
2.00%, 10/1/2041	3,000,000	3,064,099
2.00%, 6/1/2050	3,035,888	3,045,651
2.00%, 7/1/2050	11,510,170	11,617,172
2.00%, 8/1/2050	6,255,472	6,313,624
2.00% 9/1/2050	8,344,022	8,394,444
2.00%, 10/1/2050	2,220,572	2,252,642
2.00% 11/1/2050	42,507,258	42,938,377
2.00% 12/1/2050	12,574,733	12,653,881
2.00% 1/1/2051	40,788,175	40,941,256
2.00% 2/1/2051	66,970,274	67,399,347
2.00% 3/1/2051	63,464,375	63,818,093
2.00% 4/1/2051	39,030,441	39,178,983
2.00% 5/1/2051	42,127,364	42,328,780
2.00% 6/1/2051	34,216,693	34,422,648
2.00% 7/1/2051	43,825,998	43,964,642
2.00% 8/1/2051	2,485,610	2,493,287
2.00%, 9/1/2051	1,894,393	1,900,244
2.50% 12/1/2027	888,096	925,434
2.50% 7/1/2028	266,944	278,301
2.50%, 8/1/2028	128,919	134,404
2.50% 9/1/2028	1,795,695	1,873,144
2.50%, 10/1/2028	60,516	63,091
2.50%, 12/1/2028	2,085,207	2,173,917
2.50% 3/1/2029	336,045	350,244
2.50%, 6/1/2029	5,941,264	6,191,054
2.50%, 8/1/2029	351,436	366,211
2.50%, 2/1/2030	45,739	47,774
2.50%, 4/1/2030	235,242	246,019
2.50%, 5/1/2030	66,423	69,356
2.50%, 6/1/2030	1,088,111	1,136,162
2.50% 7/1/2030	1,667,416	1,738,441
2.50%, 8/1/2030	1,340,984	1,400,202
2.50%, 11/1/2030	208,557	218,112
2.50% 8/1/2031	1,343,812	1,406,237
2.50% 9/1/2031	1,886,563	1,972,492
2.50% 10/1/2031	1,130,109	1,182,276
2.50% 11/1/2031	1,749,762	1,830,118
2.50%, 12/1/2031	251,532	262,786
2.50%, 2/1/2032	691,787	724,923
2.50%, 4/1/2032	430,466	449,380
2.50%, 6/1/2032	3,256,932	3,402,661
2.50%, 8/1/2032	433,411	454,171
2.50%, 10/1/2032	617,196	644,314
2.50%, 12/1/2032	126,657	132,222
2.50% 1/1/2033	958,203	1,002,097
2.50%, 4/1/2033	998,902	1,046,748
2.50%, 12/1/2033	3,803,938	3,971,918
2.50%, 6/1/2034	302,262	315,063
2.50%, 8/1/2034	1,795,979	1,875,288

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/1/2034	$312,363	$326,245
2.50%, 12/1/2034	1,609,579	1,677,746
2.50% 1/1/2035	7,167,638	7,509,510
2.50%, 2/1/2035	2,415,030	2,517,309
2.50%, 4/1/2035	1,213,291	1,275,981
2.50%, 6/1/2035	8,138,550	8,555,088
2.50% 7/1/2035	7,373,510	7,735,066
2.50% 8/1/2035	9,410,495	9,868,764
2.50%, 1/1/2036	541,789	571,165
2.50%, 2/1/2036	2,718,784	2,858,684
2.50%, 7/1/2036	2,158,165	2,256,218
2.50%, 10/1/2036	1,352,823	1,403,594
2.50%, 2/1/2040	4,679,416	4,829,478
2.50%, 5/1/2040	2,520,536	2,607,721
2.50%, 7/1/2040	400,688	414,546
2.50%, 2/1/2041	9,048,703	9,361,306
2.50%, 12/1/2042	354,199	368,345
2.50%, 1/1/2043	5,032,668	5,233,654
2.50% 2/1/2043	981,117	1,020,300
2.50%, 4/1/2043	326,600	339,639
2.50%, 5/1/2043	238,452	247,972
2.50%, 10/1/2046	922,788	958,089
2.50%, 4/1/2048	366,193	380,202
2.50% 11/1/2049	17,442,153	17,972,190
2.50%, 12/1/2049	1,897,120	1,954,770
2.50%, 1/1/2050	885,957	912,880
2.50%, 2/1/2050	1,085,433	1,118,418
2.50%, 3/1/2050	5,952,730	6,150,042
2.50% 5/1/2050	1,982,060	2,043,439
2.50% 6/1/2050	36,310,028	37,583,465
2.50% 7/1/2050	29,509,392	30,563,777
2.50% 8/1/2050	41,764,029	43,316,088
2.50% 9/1/2050	15,939,563	16,454,275
2.50% 10/1/2050	15,348,366	15,835,679
2.50% 11/1/2050	4,056,668	4,181,465
2.50% 12/1/2050	2,518,866	2,596,460
2.50% 3/1/2051	7,665,000	7,952,883
2.50%, 4/1/2051	5,785,120	5,985,604
2.50% 5/1/2051	27,069,066	27,992,210
2.50% 7/1/2051	26,219,068	27,056,913
2.50% 8/1/2051	30,431,823	31,398,661
2.50%, 9/1/2051	19,718,214	20,344,951
3.00% 12/1/2026	123,882	130,492
3.00%, 2/1/2027	17,094	18,006
3.00%, 4/1/2027	126,145	132,755
3.00%, 7/1/2027	187,710	197,942
3.00% 8/1/2027	520,094	547,570
3.00%, 6/1/2028	867,107	912,547
3.00%, 9/1/2028	131,217	138,094
3.00%, 10/1/2028	47,809	50,316
3.00%, 11/1/2028	81,888	86,535
3.00%, 6/1/2029	42,748	45,175
3.00%, 7/1/2029	67,318	70,986
3.00% 8/1/2029	87,611	92,385
3.00%, 9/1/2029	29,839	31,464
Security Description	Principal Amount	Value
3.00%, 10/1/2029	$135,372	$143,056
3.00% 2/1/2030	289,080	304,770
3.00% 3/1/2030	1,571,445	1,662,811
3.00%, 4/1/2030	104,910	110,777
3.00% 5/1/2030	1,297,842	1,365,856
3.00%, 6/1/2030	40,743	43,021
3.00%, 7/1/2030	631,552	666,300
3.00% 9/1/2030	563,686	594,736
3.00%, 11/1/2030	277,374	292,886
3.00%, 12/1/2030	54,258	57,334
3.00% 1/1/2031	1,781,242	1,882,931
3.00% 4/1/2031	304,389	322,197
3.00%, 1/1/2032	185,792	196,334
3.00%, 6/1/2032	201,275	211,832
3.00%, 7/1/2032	342,538	362,893
3.00%, 8/1/2032	1,213,840	1,280,565
3.00% 11/1/2032	3,181,159	3,361,400
3.00% 12/1/2032	720,343	760,665
3.00%, 1/1/2033	153,676	162,124
3.00%, 3/1/2033	491,067	522,715
3.00%, 5/1/2033	94,877	100,092
3.00%, 9/1/2033	4,971,283	5,273,025
3.00% 2/1/2034	1,164,841	1,228,757
3.00%, 7/1/2034	1,076,508	1,145,050
3.00%, 10/1/2034	917,713	965,672
3.00%, 11/1/2034	831,217	879,851
3.00%, 12/1/2034	2,367,210	2,538,823
3.00% 1/1/2035	902,821	950,632
3.00%, 2/1/2035	106,173	112,573
3.00% 4/1/2035	1,067,505	1,142,314
3.00%, 5/1/2035	5,050,916	5,316,984
3.00%, 12/1/2035	193,082	203,662
3.00%, 2/1/2036	1,742,847	1,845,777
3.00%, 6/1/2036	2,280,148	2,415,768
3.00%, 8/1/2036	2,383,207	2,524,956
3.00%, 9/1/2036	240,560	254,868
3.00%, 12/1/2036	287,497	310,679
3.00%, 6/1/2037	3,952,847	4,187,955
3.00%, 8/1/2037	139,487	147,521
3.00%, 3/1/2038	1,164,611	1,231,688
3.00%, 8/1/2038	3,088,220	3,271,902
3.00%, 11/1/2039	225,798	236,356
3.00%, 2/1/2040	2,061,559	2,157,957
3.00%, 3/1/2040	4,386,472	4,639,116
3.00%, 4/1/2040	2,645,570	2,784,002
3.00%, 11/1/2041	6,981,968	7,381,412
3.00%, 9/1/2042	107,107	114,165
3.00% 10/1/2042	400,547	428,731
3.00% 12/1/2042	292,655	313,142
3.00%, 1/1/2043	1,283,558	1,370,217
3.00% 2/1/2043	500,506	534,614
3.00%, 3/1/2043	498,655	527,183
3.00% 4/1/2043	421,911	450,049
3.00% 5/1/2043	1,669,584	1,778,763
3.00% 6/1/2043	586,192	625,283

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00% 7/1/2043	$341,633	$364,415
3.00% 8/1/2043	4,702,758	5,085,163
3.00%, 9/1/2043	88,214	94,097
3.00%, 1/1/2044	90,075	96,082
3.00% 10/1/2044	1,937,120	2,064,949
3.00%, 12/1/2044	624,420	652,777
3.00%, 1/1/2045	309,629	328,957
3.00% 4/1/2045	320,912	342,400
3.00% 5/1/2045	476,784	504,766
3.00%, 8/1/2045	472,097	503,581
3.00% 11/1/2045	225,514	238,749
3.00%, 12/1/2045	102,382	108,391
3.00%, 4/1/2046	3,850,465	4,076,439
3.00% 5/1/2046	718,912	768,974
3.00% 8/1/2046	1,897,511	2,021,869
3.00% 9/1/2046	7,615,266	8,098,062
3.00% 10/1/2046	8,325,253	8,864,416
3.00% 11/1/2046	3,976,558	4,209,774
3.00% 12/1/2046	469,268	498,501
3.00% 1/1/2047	5,119,794	5,497,721
3.00%, 2/1/2047	109,643	116,954
3.00% 3/1/2047	645,432	682,913
3.00% 4/1/2047	13,474,242	14,366,838
3.00% 7/1/2047	6,366,885	6,731,139
3.00%, 8/1/2047	501,487	530,177
3.00%, 9/1/2047	485,070	517,134
3.00% 10/1/2047	7,449,702	7,871,104
3.00% 12/1/2047	2,717,931	2,873,425
3.00%, 1/1/2048	1,669,473	1,758,604
3.00%, 2/1/2048	1,440,479	1,517,383
3.00%, 4/1/2048	10,427,619	11,123,018
3.00%, 9/1/2048	2,157,606	2,281,044
3.00%, 11/1/2048	1,446,001	1,523,200
3.00%, 6/1/2049	607,050	635,065
3.00%, 7/1/2049	402,415	420,690
3.00% 9/1/2049	4,855,123	5,081,719
3.00% 10/1/2049	2,355,938	2,462,978
3.00% 11/1/2049	5,487,591	5,749,214
3.00% 12/1/2049	1,803,178	1,902,898
3.00% 1/1/2050	10,692,744	11,202,822
3.00% 2/1/2050	22,035,090	23,357,155
3.00% 3/1/2050	16,066,852	16,966,735
3.00% 4/1/2050	2,618,143	2,800,973
3.00% 7/1/2050	13,047,355	13,737,814
3.00% 8/1/2050	23,199,230	24,347,469
3.00% 9/1/2050	11,460,273	11,984,007
3.00%, 1/1/2051	3,302,728	3,455,727
3.00%, 3/1/2051	1,776,204	1,860,277
3.00%, 4/1/2051	3,116,378	3,267,503
3.00% 5/1/2051	12,269,229	12,896,166
3.00% 6/1/2051	9,640,725	10,138,700
3.00%, 7/1/2051	2,519,978	2,650,973
3.00%, 8/1/2051	3,388,058	3,568,116
3.50% 12/1/2025	79,880	85,177
3.50%, 1/1/2026	7,159	7,628
Security Description	Principal Amount	Value
3.50%, 1/1/2027	$45,069	$48,027
3.50%, 1/1/2028	77,503	82,695
3.50%, 10/1/2028	757,448	808,351
3.50%, 1/1/2029	64,165	68,478
3.50%, 5/1/2029	87,090	93,054
3.50%, 10/1/2029	29,436	31,452
3.50%, 9/1/2030	7,365,718	7,912,474
3.50%, 12/1/2030	91,169	97,427
3.50%, 3/1/2031	535,852	572,630
3.50%, 6/1/2031	454,876	489,663
3.50%, 4/1/2032	251,245	271,913
3.50% 5/1/2032	4,417,091	4,736,181
3.50%, 7/1/2032	7,198,806	7,735,456
3.50% 9/1/2032	1,698,926	1,817,097
3.50%, 11/1/2032	3,778,307	4,061,584
3.50%, 2/1/2033	153,552	165,120
3.50%, 3/1/2033	270,788	292,110
3.50%, 4/1/2033	485,551	521,279
3.50%, 5/1/2033	306,833	331,459
3.50%, 6/1/2033	110,398	117,937
3.50%, 3/1/2034	385,389	411,778
3.50%, 4/1/2034	410,913	441,728
3.50% 6/1/2034	245,205	263,523
3.50%, 7/1/2034	65,487	69,900
3.50% 11/1/2034	860,179	919,813
3.50%, 5/1/2035	1,395,353	1,493,057
3.50%, 9/1/2035	915,709	978,559
3.50%, 2/1/2036	2,211,360	2,370,520
3.50%, 7/1/2037	130,600	139,811
3.50%, 10/1/2037	524,046	561,005
3.50%, 11/1/2037	114,036	122,079
3.50%, 2/1/2038	724,117	775,187
3.50%, 12/1/2038	120,834	129,216
3.50%, 6/1/2039	83,442	88,542
3.50%, 9/1/2040	499,331	537,462
3.50%, 12/1/2040	112,080	121,326
3.50%, 1/1/2041	101,251	109,605
3.50%, 2/1/2042	124,923	136,267
3.50% 5/1/2042	433,600	468,225
3.50%, 6/1/2042	195,925	211,571
3.50%, 7/1/2042	93,491	100,956
3.50%, 10/1/2042	672,426	726,122
3.50%, 1/1/2043	67,279	72,652
3.50%, 2/1/2043	872,326	953,216
3.50%, 4/1/2043	182,307	197,700
3.50% 5/1/2043	263,474	285,107
3.50%, 6/1/2043	722,583	783,126
3.50% 8/1/2043	1,553,230	1,702,400
3.50%, 1/1/2044	62,882	68,151
3.50%, 5/1/2044	373,330	408,841
3.50%, 8/1/2044	137,478	150,439
3.50%, 9/1/2044	187,874	203,580
3.50%, 10/1/2044	144,875	155,939
3.50%, 11/1/2044	620,862	672,768
3.50% 12/1/2044	1,756,357	1,890,479

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50% 1/1/2045	$216,278	$232,794
3.50% 2/1/2045	2,873,336	3,112,749
3.50%, 3/1/2045	115,057	125,218
3.50%, 4/1/2045	236,326	253,511
3.50% 5/1/2045	580,315	626,620
3.50%, 6/1/2045	402,514	431,784
3.50% 7/1/2045	1,614,211	1,734,995
3.50% 8/1/2045	4,328,372	4,667,702
3.50% 9/1/2045	880,521	949,946
3.50%, 10/1/2045	340,756	365,535
3.50% 11/1/2045	2,552,485	2,747,475
3.50% 12/1/2045	2,850,278	3,057,541
3.50% 2/1/2046	1,248,229	1,335,239
3.50% 3/1/2046	7,595,099	8,268,214
3.50% 4/1/2046	983,766	1,048,038
3.50% 5/1/2046	350,419	373,313
3.50% 6/1/2046	444,720	474,653
3.50% 7/1/2046	621,862	665,827
3.50% 8/1/2046	4,808,636	5,179,149
3.50% 10/1/2046	913,947	973,658
3.50%, 11/1/2046	232,575	247,770
3.50%, 12/1/2046	100,573	107,143
3.50% 1/1/2047	3,912,809	4,316,348
3.50% 2/1/2047	1,132,231	1,222,053
3.50% 3/1/2047	480,464	511,322
3.50% 4/1/2047	478,576	516,796
3.50% 5/1/2047	17,545,363	18,764,293
3.50%, 6/1/2047	979,989	1,051,251
3.50%, 7/1/2047	5,641,866	6,092,393
3.50%, 8/1/2047	133,617	142,156
3.50% 9/1/2047	1,252,554	1,349,797
3.50%, 10/1/2047	122,093	129,896
3.50% 11/1/2047	6,093,861	6,537,244
3.50% 12/1/2047	2,274,382	2,425,869
3.50% 1/1/2048	10,440,689	11,212,604
3.50% 2/1/2048	5,506,666	5,949,753
3.50% 3/1/2048	8,345,927	9,066,726
3.50% 4/1/2048	896,524	955,526
3.50% 5/1/2048	1,580,889	1,715,143
3.50%, 6/1/2048	213,333	226,220
3.50% 7/1/2048	14,490,092	15,627,699
3.50%, 8/1/2048	191,658	207,751
3.50%, 9/1/2048	36,294	38,487
3.50% 11/1/2048	1,803,429	1,918,683
3.50% 4/1/2049	4,532,417	4,906,560
3.50%, 6/1/2049	5,388,849	5,865,523
3.50%, 7/1/2049	2,049,635	2,166,526
3.50%, 8/1/2049	3,963,475	4,189,513
3.50% 9/1/2049	6,091,463	6,577,303
3.50%, 10/1/2049	1,846,041	1,951,321
3.50%, 11/1/2049	1,035,292	1,094,335
3.50%, 12/1/2049	474,118	504,282
3.50% 1/1/2050	3,191,175	3,373,167
3.50%, 3/1/2050	553,070	602,839
3.50% 4/1/2050	16,574,651	17,636,833
Security Description	Principal Amount	Value
3.50%, 5/1/2050	$7,196,600	$7,815,568
3.50% 6/1/2050	1,314,767	1,390,891
3.50%, 8/1/2050	1,918,032	2,029,746
3.50%, 11/1/2050	1,223,478	1,294,554
3.50%, 1/1/2051	3,088,135	3,264,252
3.50%, 6/1/2051	3,294,061	3,509,221
3.50%, 8/1/2051	1,980,927	2,115,379
4.00%, 5/1/2026	1,107,407	1,178,337
4.00%, 6/1/2026	623,297	663,220
4.00%, 8/1/2026	23,250	24,739
4.00%, 9/1/2027	83,175	88,569
4.00%, 5/1/2029	2,420,089	2,577,030
4.00%, 11/1/2033	57,680	61,181
4.00%, 1/1/2034	126,014	137,432
4.00%, 2/1/2034	116,110	123,157
4.00%, 8/1/2034	825,780	899,836
4.00%, 5/1/2037	85,537	92,742
4.00%, 6/1/2038	2,442,697	2,665,427
4.00%, 9/1/2038	140,638	152,404
4.00%, 2/1/2039	613,775	665,125
4.00%, 12/1/2039	2,168,979	2,384,552
4.00%, 9/1/2040	648,046	712,568
4.00%, 10/1/2040	120,213	132,182
4.00%, 12/1/2040	97,598	107,315
4.00%, 2/1/2041	146,805	161,422
4.00% 10/1/2041	540,922	594,751
4.00%, 12/1/2041	49,774	54,727
4.00%, 2/1/2042	286,996	315,555
4.00%, 4/1/2042	226,240	249,049
4.00%, 12/1/2042	313,286	344,871
4.00%, 9/1/2043	233,951	256,434
4.00% 10/1/2043	341,793	374,639
4.00%, 12/1/2043	71,816	78,718
4.00%, 2/1/2044	76,875	84,263
4.00%, 4/1/2044	12,081,861	13,365,926
4.00%, 5/1/2044	246,283	271,379
4.00%, 6/1/2044	39,049	42,684
4.00% 7/1/2044	1,890,243	2,066,204
4.00% 8/1/2044	425,202	472,122
4.00%, 9/1/2044	22,410	24,496
4.00% 10/1/2044	32,381	35,396
4.00% 11/1/2044	534,898	584,692
4.00% 12/1/2044	1,610,497	1,795,590
4.00%, 1/1/2045	184,020	201,150
4.00% 3/1/2045	2,627,056	2,892,891
4.00% 6/1/2045	2,080,423	2,272,316
4.00%, 7/1/2045	600,074	653,553
4.00%, 8/1/2045	450,151	493,410
4.00% 9/1/2045	439,940	479,175
4.00% 12/1/2045	2,255,610	2,464,085
4.00%, 2/1/2046	93,393	101,717
4.00% 3/1/2046	10,197,926	11,211,890
4.00% 4/1/2046	548,669	598,375
4.00%, 6/1/2046	148,388	164,697
4.00%, 7/1/2046	272,440	295,992

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00% 9/1/2046	$2,786,757	$3,067,494
4.00%, 10/1/2046	877,579	955,163
4.00% 11/1/2046	4,257,980	4,684,527
4.00%, 12/1/2046	515,750	560,337
4.00%, 2/1/2047	187,220	207,144
4.00% 3/1/2047	784,357	847,150
4.00% 4/1/2047	13,975,977	15,489,996
4.00% 5/1/2047	962,750	1,043,385
4.00% 6/1/2047	3,160,060	3,404,869
4.00% 7/1/2047	2,665,861	2,933,531
4.00% 8/1/2047	686,486	745,680
4.00% 9/1/2047	6,928,800	7,620,695
4.00% 10/1/2047	6,520,021	7,025,126
4.00% 11/1/2047	465,592	501,661
4.00% 1/1/2048	7,894,961	8,506,582
4.00% 2/1/2048	6,860,298	7,405,188
4.00%, 4/1/2048	126,131	138,271
4.00% 5/1/2048	251,474	269,309
4.00% 6/1/2048	3,172,589	3,397,587
4.00% 7/1/2048	3,159,916	3,384,243
4.00% 8/1/2048	3,823,686	4,142,047
4.00% 9/1/2048	9,593,673	10,329,763
4.00% 10/1/2048	7,136,659	7,801,983
4.00% 11/1/2048	1,324,354	1,418,727
4.00% 12/1/2048	4,226,446	4,561,650
4.00% 1/1/2049	1,416,991	1,546,434
4.00% 2/1/2049	335,572	366,304
4.00% 3/1/2049	4,384,354	4,753,180
4.00%, 4/1/2049	319,814	347,468
4.00%, 5/1/2049	109,667	117,403
4.00% 6/1/2049	8,696,707	9,438,863
4.00% 7/1/2049	8,497,688	9,353,464
4.00%, 8/1/2049	47,609	50,967
4.00%, 9/1/2049	2,760,780	2,955,528
4.00% 12/1/2049	3,133,886	3,400,095
4.00%, 3/1/2050	931,196	1,024,042
4.00% 4/1/2050	5,603,819	6,051,952
4.00% 6/1/2050	1,977,401	2,143,766
4.00%, 7/1/2050	708,741	761,245
4.00%, 9/1/2050	1,189,824	1,273,755
4.00%, 10/1/2050	2,229,043	2,394,169
4.00%, 12/1/2050	1,011,829	1,086,784
4.50%, 11/1/2024	11,803	12,350
4.50%, 3/1/2029	804,099	844,240
4.50%, 4/1/2031	37,335	40,677
4.50%, 6/1/2040	921,444	1,028,394
4.50%, 8/1/2040	1,668,969	1,862,682
4.50%, 9/1/2040	1,560,975	1,742,153
4.50%, 5/1/2041	90,065	100,519
4.50%, 9/1/2041	49,570	55,297
4.50%, 1/1/2042	113,204	126,284
4.50% 10/1/2042	798,211	891,479
4.50% 9/1/2043	227,990	254,309
4.50%, 10/1/2043	101,788	113,221
4.50% 12/1/2043	737,900	828,168
Security Description	Principal Amount	Value
4.50%, 3/1/2044	$41,032	$45,635
4.50%, 4/1/2044	23,139	25,735
4.50%, 5/1/2044	89,363	99,400
4.50% 6/1/2044	2,019,524	2,251,849
4.50%, 8/1/2044	415,575	463,810
4.50%, 10/1/2044	117,840	131,060
4.50%, 12/1/2044	331,714	373,848
4.50%, 5/1/2045	334,211	376,663
4.50%, 10/1/2045	594,641	674,180
4.50%, 5/1/2046	561,375	616,528
4.50%, 7/1/2046	136,700	154,063
4.50%, 8/1/2046	234,563	261,602
4.50%, 5/1/2047	2,386,677	2,663,693
4.50%, 7/1/2047	426,545	479,119
4.50%, 8/1/2047	105,638	115,312
4.50%, 9/1/2047	199,888	218,192
4.50%, 12/1/2047	193,119	210,804
4.50%, 1/1/2048	507,933	554,447
4.50% 2/1/2048	6,821,577	7,446,253
4.50%, 6/1/2048	181,603	196,167
4.50% 7/1/2048	519,668	561,342
4.50% 8/1/2048	511,855	558,019
4.50% 9/1/2048	1,917,013	2,087,926
4.50% 10/1/2048	6,204,435	6,701,987
4.50% 11/1/2048	6,064,951	6,647,411
4.50%, 12/1/2048	186,670	201,640
4.50% 2/1/2049	7,814,951	8,546,744
4.50%, 3/1/2049	1,577,029	1,739,368
4.50%, 4/1/2049	373,848	403,969
4.50% 5/1/2049	3,228,991	3,518,048
4.50% 6/1/2049	1,324,701	1,431,429
4.50%, 8/1/2049	900,462	982,179
4.50% 9/1/2049	3,404,401	3,678,685
4.50%, 11/1/2049	7,611,355	8,359,142
4.50% 2/1/2050	1,753,923	1,895,233
4.50% 3/1/2050	6,394,203	6,984,028
4.50%, 4/1/2050	2,453,446	2,748,440
4.50%, 5/1/2050	1,688,627	1,842,260
4.50%, 6/1/2050	2,414,226	2,627,153
4.50%, 9/1/2050	2,654,329	2,867,188
5.00%, 6/1/2039	254,989	288,340
5.00%, 8/1/2039	289,573	329,458
5.00%, 6/1/2040	124,217	141,284
5.00%, 7/1/2040	63,426	72,140
5.00%, 9/1/2040	63,664	72,411
5.00%, 2/1/2041	42,646	48,505
5.00%, 6/1/2041	717,688	817,658
5.00%, 3/1/2042	115,723	131,622
5.00%, 7/1/2044	33,798	37,905
5.00%, 1/1/2045	34,155	38,305
5.00%, 5/1/2048	647,294	710,257
5.00%, 7/1/2048	315,176	345,834
5.00% 8/1/2048	378,341	426,898
5.00%, 9/1/2048	895,244	982,324
5.00%, 10/1/2048	1,748,320	1,918,380

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2048	$820,233	$900,098
5.00%, 1/1/2049	139,750	153,343
5.00%, 8/1/2049	1,417,918	1,555,840
5.00%, 10/1/2049	1,032,930	1,133,403
5.00%, 12/1/2049	1,328,833	1,458,090
5.00%, 3/1/2050	1,284,097	1,408,744
5.50%, 1/1/2035	208,238	238,990
5.50%, 4/1/2036	99,768	114,556
5.50%, 11/1/2038	44,556	51,275
5.50%, 12/1/2038	18,687	21,479
5.50%, 12/1/2039	39,433	45,344
5.50%, 7/1/2041	89,201	102,127
5.50%, 4/1/2050	1,239,249	1,388,661
6.00%, 1/1/2037	22,288	25,366
6.00%, 9/1/2037	29,911	34,862
6.00%, 9/1/2039	22,288	26,012
6.00%, 6/1/2040	54,190	63,197
6.00%, 10/1/2040	71,666	83,844
TBA, 1.50%, 10/1/2036 (a)	48,050,000	48,515,604
TBA, 1.50%, 10/1/2051 (a)	12,550,000	12,186,816
TBA, 2.00%, 10/1/2036 (a)	21,500,000	22,138,550
TBA, 2.00%, 10/1/2051 (a)	123,625,000	123,922,936
TBA, 2.50%, 10/1/2051 (a)	103,450,000	106,642,467
TBA, 3.00%, 10/1/2051 (a)	23,875,000	24,979,457
Government National Mortgage Association:
1.50%, 2/20/2051	965,564	949,319
2.00%, 8/20/2050	1,719,213	1,745,449
2.00%, 9/20/2050	3,470,737	3,523,702
2.00%, 11/20/2050	2,671,567	2,712,337
2.00%, 12/20/2050	9,814,443	9,964,216
2.00%, 1/20/2051	23,703,860	24,065,591
2.00% 2/20/2051	10,444,617	10,615,448
2.00% 3/20/2051	20,398,812	20,706,548
2.00%, 4/20/2051	20,241,080	20,545,968
2.00%, 5/20/2051	19,492,567	19,786,181
2.00%, 6/20/2051	37,345,053	37,907,576
2.00%, 7/20/2051	2,780,624	2,822,508
2.00%, 8/20/2051	11,114,481	11,281,897
2.00%, 9/20/2051	13,500,000	13,703,349
2.50%, 1/20/2043	43,450	45,260
2.50%, 3/20/2043	266,228	277,338
2.50%, 8/20/2046	731,113	759,194
2.50%, 12/20/2046	1,357,365	1,409,500
2.50%, 9/20/2048	7,807,666	8,107,554
2.50%, 12/20/2049	1,063,539	1,097,274
2.50%, 1/20/2050	1,157,815	1,194,540
2.50%, 2/20/2050	1,328,172	1,370,814
2.50%, 7/20/2050	3,375,055	3,483,412
2.50%, 8/20/2050	10,644,428	10,986,169
2.50%, 9/20/2050	17,403,762	17,962,513
2.50%, 10/20/2050	20,598,430	21,259,747
2.50%, 11/20/2050	1,668,185	1,721,742
2.50%, 12/20/2050	10,061,740	10,384,774
2.50%, 1/20/2051	13,917,598	14,364,424
Security Description	Principal Amount	Value
2.50% 2/20/2051	$29,818,473	$30,812,879
2.50% 3/20/2051	13,051,182	13,500,547
2.50% 4/20/2051	19,196,949	19,834,840
2.50%, 5/20/2051	2,324,304	2,401,431
2.50%, 6/20/2051	19,095,529	19,729,175
2.50%, 7/20/2051	13,388,576	13,832,848
2.50%, 8/20/2051	4,981,826	5,147,138
3.00%, 5/20/2032	211,513	223,044
3.00%, 5/15/2042	60,727	65,098
3.00%, 7/20/2042	131,147	139,795
3.00%, 8/20/2042	159,201	169,699
3.00%, 9/20/2042	193,626	206,395
3.00%, 12/20/2042	163,657	174,449
3.00%, 1/20/2043	244,205	260,308
3.00%, 3/20/2043	191,656	203,962
3.00%, 4/20/2043	116,373	123,845
3.00%, 8/20/2043	335,732	357,290
3.00%, 10/20/2043	771,297	820,823
3.00%, 11/20/2044	122,866	130,180
3.00%, 12/20/2044	250,006	264,889
3.00%, 2/15/2045	80,600	86,741
3.00%, 3/15/2045	46,092	48,808
3.00%, 3/20/2045	25,819	27,298
3.00%, 4/20/2045	7,533,820	7,965,410
3.00%, 5/20/2045	108,807	115,040
3.00%, 6/20/2045	9,081,768	9,602,037
3.00%, 7/20/2045	1,110,849	1,174,487
3.00%, 8/20/2045	48,034	50,786
3.00%, 9/20/2045	294,703	311,586
3.00%, 12/20/2045	125,884	133,096
3.00%, 1/20/2046	458,790	485,073
3.00% 2/20/2046	5,317,188	5,643,229
3.00%, 5/20/2046	146,967	154,733
3.00%, 6/20/2046	4,617,570	4,861,563
3.00%, 7/20/2046	107,691	113,381
3.00%, 8/20/2046	10,332,202	10,878,158
3.00%, 9/20/2046	4,022,129	4,234,659
3.00%, 10/20/2046	615,218	647,726
3.00%, 12/20/2046	802,393	844,791
3.00%, 1/20/2047	1,360,071	1,431,938
3.00%, 2/20/2047	241,669	254,439
3.00%, 6/20/2047	66,753	70,187
3.00%, 7/20/2047	4,665,608	4,905,581
3.00%, 9/20/2047	87,592	92,098
3.00%, 10/20/2047	2,048,823	2,154,203
3.00%, 11/20/2047	1,859,994	1,955,662
3.00%, 12/20/2047	2,247,788	2,363,402
3.00%, 1/20/2048	856,603	900,662
3.00%, 2/20/2048	398,187	418,667
3.00%, 3/20/2048	510,801	537,074
3.00%, 4/20/2048	705,075	741,340
3.00%, 9/20/2048	345,844	363,633
3.00%, 11/20/2048	1,462,938	1,527,557
3.00%, 12/20/2048	161,425	169,728
3.00%, 6/20/2049	128,772	135,396

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/20/2049	$2,219,461	$2,321,124
3.00%, 9/20/2049	3,513,123	3,672,229
3.00%, 11/20/2049	3,565,535	3,725,175
3.00%, 12/20/2049	2,039,229	2,130,531
3.00%, 1/20/2050	19,885,042	20,770,218
3.00%, 2/20/2050	4,379,160	4,572,966
3.00%, 3/20/2050	1,161,988	1,212,989
3.00%, 4/20/2050	15,906,944	16,605,123
3.00%, 5/20/2050	12,249,626	12,787,280
3.00%, 6/20/2050	15,213,127	15,880,853
3.00%, 7/20/2050	15,578,857	16,263,069
3.00%, 8/20/2050	7,066,055	7,376,765
3.00%, 9/20/2050	2,387,142	2,492,109
3.00%, 12/20/2050	2,278,699	2,379,259
3.00%, 1/20/2051	687,837	718,228
3.00%, 5/20/2051	6,514,394	6,823,146
3.00%, 6/20/2051	981,475	1,028,468
3.00%, 7/20/2051	4,258,088	4,464,025
3.50%, 12/20/2041	2,148,764	2,332,816
3.50%, 2/15/2042	106,320	115,523
3.50%, 4/15/2042	38,738	42,091
3.50%, 6/20/2042	267,158	289,762
3.50%, 10/20/2042	689,172	747,484
3.50%, 11/20/2042	27,969	30,397
3.50%, 2/20/2043	106,819	116,103
3.50% 3/20/2043	140,006	152,607
3.50% 4/20/2043	146,169	158,573
3.50%, 5/20/2043	118,540	128,649
3.50%, 7/20/2043	633,530	687,557
3.50%, 9/20/2043	139,478	151,372
3.50%, 10/20/2043	720,713	782,175
3.50%, 1/20/2044	89,419	97,045
3.50%, 3/20/2044	1,005,436	1,091,180
3.50%, 4/20/2044	102,182	109,682
3.50%, 5/20/2044	109,376	117,404
3.50%, 6/20/2044	2,646,865	2,841,144
3.50%, 7/20/2044	53,647	57,585
3.50%, 8/20/2044	78,775	84,558
3.50%, 10/20/2044	2,125,767	2,281,798
3.50%, 11/20/2044	207,447	222,674
3.50%, 12/20/2044	21,800	23,400
3.50%, 1/20/2045	786,938	844,699
3.50%, 2/20/2045	233,665	250,816
3.50%, 3/20/2045	26,670	28,486
3.50% 4/20/2045	2,540,424	2,713,958
3.50%, 5/20/2045	227,855	243,367
3.50%, 6/20/2045	47,925	51,187
3.50%, 7/20/2045	407,249	434,976
3.50%, 8/20/2045	247,322	264,160
3.50%, 9/20/2045	127,204	135,864
3.50%, 10/20/2045	425,740	454,725
3.50%, 11/20/2045	1,101,148	1,176,116
3.50%, 12/20/2045	31,711	33,870
3.50% 1/20/2046	2,148,141	2,294,391
3.50% 2/20/2046	5,589,779	5,970,343
Security Description	Principal Amount	Value
3.50%, 4/20/2046	$2,725,790	$2,902,825
3.50%, 5/20/2046	1,101,386	1,172,920
3.50%, 6/20/2046	690,787	735,652
3.50%, 7/20/2046	10,968,240	11,680,610
3.50%, 8/20/2046	430,014	457,943
3.50%, 9/20/2046	491,906	523,854
3.50%, 10/20/2046	550,474	586,227
3.50%, 11/20/2046	2,586,817	2,754,827
3.50%, 12/20/2046	1,613,231	1,718,007
3.50%, 1/20/2047	105,938	112,819
3.50%, 2/20/2047	1,171,801	1,247,908
3.50%, 3/20/2047	473,797	502,333
3.50%, 5/20/2047	357,572	379,108
3.50%, 6/20/2047	197,885	209,803
3.50%, 7/20/2047	239,147	253,551
3.50%, 8/20/2047	421,777	447,180
3.50%, 9/20/2047	3,253,703	3,449,670
3.50%, 10/20/2047	3,090,701	3,276,851
3.50%, 12/20/2047	1,694,692	1,796,761
3.50%, 1/20/2048	7,349,368	7,792,013
3.50% 2/20/2048	1,379,946	1,464,330
3.50%, 4/20/2048	198,770	210,742
3.50%, 5/20/2048	1,649,275	1,748,609
3.50%, 6/20/2048	88,181	93,347
3.50%, 8/20/2048	64,606	68,390
3.50%, 2/20/2049	92,151	97,550
3.50%, 3/20/2049	226,608	239,883
3.50%, 6/20/2049	3,689,120	3,887,304
3.50%, 7/20/2049	1,204,612	1,268,286
3.50%, 8/20/2049	1,820,252	1,916,467
3.50%, 9/20/2049	3,602,566	3,789,882
3.50%, 10/20/2049	12,224,316	12,859,921
3.50%, 11/20/2049	6,820,665	7,172,364
3.50%, 12/20/2049	1,848,874	1,943,411
3.50%, 1/20/2050	11,121,591	11,690,261
3.50%, 2/20/2050	12,264,884	12,886,720
3.50%, 3/20/2050	3,833,711	4,028,083
3.50%, 5/20/2050	2,615,901	2,747,400
3.50%, 6/20/2050	9,142,753	9,612,718
3.50%, 7/20/2050	2,896,861	3,045,768
3.50%, 11/20/2050	1,455,671	1,528,846
3.50%, 12/20/2050	6,044,578	6,355,288
3.50%, 1/20/2051	2,348,235	2,473,501
4.00%, 2/15/2040	6,252	6,883
4.00%, 4/15/2040	61,981	68,233
4.00%, 11/20/2041	56,901	62,680
4.00%, 2/20/2042	62,420	68,759
4.00%, 5/20/2042	56,551	62,227
4.00%, 8/20/2042	26,558	29,223
4.00%, 8/20/2043	63,918	70,172
4.00%, 11/20/2043	381,222	418,524
4.00%, 3/20/2044	67,507	73,648
4.00%, 7/15/2044	93,285	102,554
4.00%, 7/20/2044	69,019	75,297
4.00%, 8/20/2044	165,523	180,579

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/20/2044	$176,537	$192,595
4.00%, 1/20/2045	62,271	67,935
4.00%, 2/20/2045	188,552	205,703
4.00%, 5/15/2045	20,175	21,880
4.00%, 6/15/2045	34,324	37,226
4.00%, 7/20/2045	227,009	246,961
4.00%, 8/20/2045	41,668	45,331
4.00%, 10/20/2045	81,215	88,353
4.00%, 11/20/2045	220,469	239,846
4.00%, 1/20/2046	52,979	57,635
4.00%, 4/20/2046	178,588	194,284
4.00%, 5/20/2046	388,291	422,418
4.00%, 1/20/2047	316,471	342,664
4.00%, 3/20/2047	197,058	213,368
4.00%, 4/20/2047	50,669	54,477
4.00%, 5/20/2047	121,939	131,052
4.00%, 6/20/2047	129,169	138,766
4.00%, 7/20/2047	2,753,279	2,956,667
4.00%, 8/20/2047	141,909	152,332
4.00%, 9/20/2047	705,659	757,182
4.00%, 11/20/2047	2,096,633	2,247,917
4.00%, 2/20/2048	1,896,858	2,032,100
4.00%, 3/20/2048	2,233,571	2,391,861
4.00%, 4/20/2048	5,523,310	5,899,501
4.00%, 5/20/2048	400,630	427,784
4.00%, 6/20/2048	3,155,596	3,368,421
4.00%, 8/20/2048	2,261,303	2,411,556
4.00%, 9/20/2048	243,389	259,480
4.00%, 10/20/2048	461,992	492,382
4.00%, 11/20/2048	328,205	349,795
4.00%, 2/20/2049	576,837	614,205
4.00%, 3/20/2049	1,486,254	1,582,041
4.00%, 4/20/2049	508,092	539,293
4.00%, 5/20/2049	3,649,297	3,875,474
4.00%, 6/20/2049	4,436,108	4,713,582
4.00%, 7/20/2049	13,552,157	14,399,829
4.00%, 10/20/2049	1,301,980	1,383,418
4.00%, 11/20/2049	194,645	207,042
4.00%, 12/20/2049	1,008,580	1,072,241
4.00%, 1/20/2050	1,329,149	1,412,286
4.00%, 2/20/2050	662,366	703,419
4.00%, 3/20/2050	9,280,610	9,866,398
4.00%, 6/20/2050	6,988,643	7,425,775
4.00%, 7/20/2050	1,474,858	1,565,425
4.00%, 8/20/2050	594,610	631,802
4.50%, 6/15/2039	12,035	13,431
4.50%, 4/15/2040	53,707	59,972
4.50%, 6/15/2040	39,077	43,635
4.50%, 9/20/2040	54,372	60,989
4.50%, 3/15/2041	32,702	36,517
4.50%, 6/15/2041	14,396	16,089
4.50%, 7/15/2041	29,480	32,947
4.50%, 7/20/2041	105,154	117,842
4.50%, 12/20/2041	89,464	100,353
4.50%, 10/20/2043	23,485	26,200
Security Description	Principal Amount	Value
4.50%, 12/20/2043	$66,605	$74,305
4.50%, 1/20/2044	52,897	59,012
4.50%, 4/20/2044	73,303	81,777
4.50%, 5/20/2045	38,565	42,939
4.50%, 10/20/2045	55,667	61,980
4.50%, 11/20/2045	144,446	160,829
4.50%, 1/20/2046	2,912,117	3,242,399
4.50%, 6/20/2046	112,966	125,779
4.50%, 7/20/2046	67,332	74,968
4.50%, 12/20/2046	265,132	295,783
4.50%, 3/20/2047	699,104	760,579
4.50%, 6/20/2047	690,792	751,536
4.50%, 8/20/2047	95,727	104,145
4.50%, 12/20/2047	53,223	57,598
4.50%, 1/20/2048	110,194	119,252
4.50%, 3/20/2048	60,474	65,401
4.50%, 4/20/2048	1,237,767	1,334,030
4.50%, 6/20/2048	693,962	743,533
4.50%, 7/20/2048	723,488	774,549
4.50%, 8/20/2048	753,694	806,564
4.50%, 9/20/2048	2,125,158	2,273,323
4.50%, 11/20/2048	115,591	123,551
4.50%, 12/20/2048	2,459,269	2,627,569
4.50%, 1/20/2049	3,480,164	3,715,349
4.50%, 2/20/2049	642,163	685,559
4.50%, 4/20/2049	315,546	336,871
4.50%, 5/20/2049	272,687	290,998
4.50%, 6/20/2049	4,507,869	4,814,935
4.50%, 7/20/2049	1,504,147	1,605,151
4.50%, 9/20/2049	599,457	640,224
4.50%, 2/20/2050	3,700,789	3,949,299
4.50%, 4/20/2050	5,254,814	5,612,760
4.50%, 5/20/2050	954,373	1,019,277
5.00%, 12/15/2038	19,084	21,551
5.00%, 5/15/2039	27,254	30,556
5.00%, 5/20/2041	629,439	721,002
5.00%, 11/20/2042	92,709	106,130
5.00%, 3/20/2043	18,119	20,739
5.00%, 4/20/2043	44,234	50,637
5.00%, 5/20/2043	15,729	18,006
5.00%, 8/20/2043	73,224	83,853
5.00%, 5/20/2044	42,739	48,943
5.00%, 6/20/2044	24,963	28,587
5.00%, 7/20/2044	64,635	74,038
5.00%, 12/20/2045	308,624	353,423
5.00%, 4/20/2048	40,027	43,383
5.00%, 5/20/2048	245,342	266,026
5.00%, 7/20/2048	86,258	93,046
5.00%, 10/20/2048	126,237	136,170
5.00%, 1/20/2049	847,294	913,964
5.00%, 4/20/2049	398,518	429,876
5.00%, 6/20/2049	2,625,427	2,832,011
5.00%, 7/20/2049	361,993	390,477
5.00%, 5/20/2050	887,284	961,691
5.50%, 9/15/2035	28,334	30,684

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/15/2038	$11,638	$12,975
5.50%, 3/15/2039	57,732	66,677
5.50%, 2/20/2049	90,616	100,463
6.00%, 8/15/2040	20,365	23,702
6.00%, 9/15/2040	33,954	39,676
6.00%, 1/20/2046	93,825	110,652
TBA, 2.00%, 10/1/2051 (a)	13,975,000	14,172,047
TBA, 2.50%, 10/1/2051 (a)	10,200,000	10,527,318
TBA, 3.00%, 10/1/2051 (a)	1,000,000	1,044,740
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,109,580,758)		4,096,302,048
	Shares
SHORT-TERM INVESTMENT — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $373,280,483)	373,258,891	373,333,543
TOTAL INVESTMENTS — 108.7% (Cost $4,482,861,241)		4,469,635,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(356,289,275)
NET ASSETS — 100.0%		$4,113,346,316

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$4,096,302,048	$—	$4,096,302,048
Short-Term Investment	373,333,543	—	—	373,333,543
TOTAL INVESTMENTS	$373,333,543	$4,096,302,048	$—	$4,469,635,591
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	351,686,022	$351,791,527	$395,274,223	$373,698,632	$(9,369)	$(24,206)	373,258,891	$373,333,543	$39,793
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.0% (a)
WPP Finance 2010 3.75%, 9/19/2024	$2,000,000	$2,170,240
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
1.17%, 2/4/2023	6,943,000	6,957,719
1.43%, 2/4/2024	20,760,000	20,789,894
1.88%, 6/15/2023	1,290,000	1,312,420
1.95%, 2/1/2024 (b)	5,005,000	5,124,369
2.80%, 3/1/2024	1,100,000	1,143,131
4.51%, 5/1/2023	40,202,000	42,463,363
General Dynamics Corp.:
1.88%, 8/15/2023	2,997,000	3,075,132
2.25%, 11/15/2022	6,516,000	6,625,795
3.38%, 5/15/2023 (b)	6,383,000	6,682,299
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	7,665,000	8,078,527
3.95%, 5/28/2024	366,000	392,842
Lockheed Martin Corp. 3.10%, 1/15/2023	3,903,000	4,025,632
Northrop Grumman Corp. 3.25%, 8/1/2023	3,303,000	3,471,816
Raytheon Technologies Corp. 3.20%, 3/15/2024	17,926,000	18,988,295
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	3,921,000	3,918,608
0.95%, 4/1/2024	6,755,000	6,762,228
		139,812,070
AGRICULTURE — 1.1%
Altria Group, Inc.:
3.80%, 2/14/2024	5,322,000	5,685,972
4.00%, 1/31/2024	3,973,000	4,271,849
BAT Capital Corp.:
2.79%, 9/6/2024	3,358,000	3,531,239
3.22%, 8/15/2024	25,100,000	26,620,307
Bunge, Ltd. Finance Corp. 4.35%, 3/15/2024	3,962,000	4,283,595
Philip Morris International, Inc.:
1.13%, 5/1/2023	9,479,000	9,599,478
2.13%, 5/10/2023	3,834,000	3,929,697
2.50%, 11/2/2022	4,086,000	4,174,830
2.63%, 3/6/2023	2,371,000	2,449,954
2.88%, 5/1/2024	6,757,000	7,126,878
3.60%, 11/15/2023	3,797,000	4,046,843
Reynolds American, Inc. 4.85%, 9/15/2023	8,001,000	8,662,523
		84,383,165
AIRLINES — 0.2%
Southwest Airlines Co.:
2.75%, 11/16/2022 (b)	1,578,000	1,615,509
Security Description	Principal Amount	Value
4.75%, 5/4/2023	$10,887,000	$11,589,865
		13,205,374
APPAREL — 0.0% (a)
NIKE, Inc. 2.25%, 5/1/2023	149,000	152,932
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp.:
0.75%, 8/9/2024	8,320,000	8,318,918
Series GMTN, 3.55%, 1/12/2024 (b)	3,728,000	3,974,048
Series MTN, 0.35%, 4/20/2023	187,000	186,875
Series MTN, 0.40%, 10/21/2022	3,801,000	3,806,017
Series MTN, 0.55%, 7/12/2024	8,342,000	8,298,371
Series MTN, 0.65%, 9/8/2023	6,284,000	6,309,073
Series MTN, 0.88%, 7/7/2023	17,830,000	17,982,268
Series MTN, 1.95%, 5/10/2023	12,931,000	13,246,646
Series MTN, 2.05%, 1/10/2023	3,111,000	3,179,504
Series MTN, 2.15%, 9/10/2024	2,215,000	2,303,290
Series MTN, 2.40%, 6/27/2024	1,702,000	1,778,130
Series MTN, 2.60%, 11/16/2022	3,886,000	3,982,839
Series MTN, 2.90%, 2/16/2024	2,879,000	3,030,896
Series MTN, 3.63%, 10/10/2023	1,201,000	1,276,663
Cummins, Inc. 3.65%, 10/1/2023	2,950,000	3,117,767
General Motors Co.:
4.88%, 10/2/2023	18,461,000	19,947,849
5.40%, 10/2/2023	16,706,000	18,223,740
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	6,941,000	6,970,499
1.70%, 8/18/2023	6,280,000	6,400,325
3.25%, 1/5/2023	3,298,000	3,401,063
3.70%, 5/9/2023	1,809,000	1,888,108
3.95%, 4/13/2024	9,151,000	9,779,125
4.15%, 6/19/2023	11,879,000	12,552,064
4.25%, 5/15/2023	3,637,000	3,843,472
5.10%, 1/17/2024	6,908,000	7,536,835
PACCAR Financial Corp.:
3.40%, 8/9/2023	182,000	192,121
Series MTN, 0.35%, 8/11/2023	3,822,000	3,822,076
Series MTN, 0.35%, 2/2/2024	3,565,000	3,548,245

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.50%, 8/9/2024	$2,800,000	$2,789,332
Series MTN, 0.80%, 6/8/2023	2,231,000	2,247,175
Series MTN, 1.90%, 2/7/2023	2,533,000	2,586,269
Series MTN, 2.65%, 4/6/2023	3,921,000	4,055,961
Stellantis NV 5.25%, 4/15/2023	5,296,000	5,660,630
Toyota Motor Corp.:
0.68%, 3/25/2024	15,713,000	15,734,841
2.36%, 7/2/2024	3,803,000	3,979,193
3.42%, 7/20/2023	416,000	438,955
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	13,960,000	13,894,667
0.63%, 9/13/2024	6,000,000	5,987,340
3.35%, 1/8/2024	3,661,000	3,889,337
Series GMTN, 2.70%, 1/11/2023	3,787,000	3,901,405
Series GMTN, 3.45%, 9/20/2023	2,631,000	2,786,834
Series MTN, 0.35%, 10/14/2022	5,666,000	5,673,989
Series MTN, 0.40%, 4/6/2023	4,643,000	4,651,404
Series MTN, 0.45%, 1/11/2024	8,498,000	8,477,435
Series MTN, 0.50%, 8/14/2023	12,491,000	12,523,976
Series MTN, 1.35%, 8/25/2023	18,214,000	18,548,409
Series MTN, 2.25%, 10/18/2023	534,000	553,731
Series MTN, 2.63%, 1/10/2023	3,756,000	3,867,178
Series MTN, 2.90%, 3/30/2023	9,367,000	9,730,908
Series MTN, 2.90%, 4/17/2024 (b)	2,591,000	2,738,143
		313,613,939
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	4,198,000	4,509,282
Magna International, Inc. 3.63%, 6/15/2024 (b)	6,734,000	7,232,720
		11,742,002
BANKS — 36.1%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.05%, 11/21/2022 (b)	6,639,000	6,769,722
Series MTN, 2.63%, 11/9/2022	4,887,000	5,014,111
Security Description	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	$16,979,000	$17,072,724
Banco Santander SA:
2.71%, 6/27/2024	11,430,000	12,021,731
3.13%, 2/23/2023	14,059,000	14,556,548
3.85%, 4/12/2023	10,535,000	11,060,591
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	8,205,000	8,220,836
Bank of America Corp.:
4.10%, 7/24/2023	7,544,000	8,044,922
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	28,533,000	29,745,367
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	58,621,000	60,402,492
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	14,050,000	14,122,217
Series GMTN, 3.30%, 1/11/2023	16,174,000	16,785,377
Series MTN, 2.50%, 10/21/2022	12,045,000	12,057,406
Series MTN, 4.00%, 4/1/2024	21,861,000	23,661,472
Series MTN, 4.13%, 1/22/2024	15,160,000	16,388,566
Series MTN, 4.20%, 8/26/2024	23,749,000	25,975,706
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	18,615,000	19,699,324
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	11,800,000	12,553,430
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	18,870,000	18,866,981
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	16,600,000	16,657,768
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	15,700,000	15,718,840
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	8,571,000	8,701,365
Bank of Montreal:
0.45%, 12/8/2023	7,155,000	7,154,428
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	4,205,000	4,487,156
0.40%, 9/15/2023	6,140,000	6,146,570
Series E, 3.30%, 2/5/2024	13,591,000	14,449,543
Series MTN, 0.63%, 7/9/2024	14,355,000	14,332,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.05%, 11/1/2022	$8,169,000	$8,326,825
Series MTN, 2.50%, 6/28/2024	2,944,000	3,087,814
Series MTN, 2.55%, 11/6/2022	4,807,000	4,916,648
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	5,119,000	5,472,057
Series MTN, 0.35%, 12/7/2023	7,023,000	7,018,997
Series MTN, 0.50%, 4/26/2024	11,140,000	11,117,720
Series MTN, 1.60%, 4/24/2025	1,015,000	1,036,934
Series MTN, 1.85%, 1/27/2023	5,698,000	5,808,541
Series MTN, 2.20%, 8/16/2023 (b)	704,000	726,584
Series MTN, 2.95%, 1/29/2023	7,374,000	7,617,121
Series MTN, 3.45%, 8/11/2023	52,000	55,002
Series MTN, 3.50%, 4/28/2023	3,664,000	3,845,148
Bank of Nova Scotia:
0.40%, 9/15/2023	7,910,000	7,907,232
0.55%, 9/15/2023	3,929,000	3,937,054
0.65%, 7/31/2024	4,840,000	4,826,738
0.70%, 4/15/2024	12,879,000	12,873,076
0.80%, 6/15/2023	375,000	377,415
1.63%, 5/1/2023	22,517,000	22,978,373
1.95%, 2/1/2023	11,984,000	12,240,937
2.00%, 11/15/2022	4,234,000	4,314,996
2.38%, 1/18/2023	3,504,000	3,597,697
3.40%, 2/11/2024	6,230,000	6,620,496
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	3,777,000	4,080,104
Barclays PLC:
3.68%, 1/10/2023	7,706,000	7,773,428
4.38%, 9/11/2024	2,200,000	2,394,436
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	1,905,000	1,913,668
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	13,008,000	13,769,358
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	27,994,000	30,035,322
BBVA USA 2.50%, 8/27/2024	5,800,000	6,082,982
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	15,108,000	15,741,630
Security Description	Principal Amount	Value
BPCE SA 4.00%, 4/15/2024	$802,000	$868,366
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	6,926,000	6,926,485
0.50%, 12/14/2023	7,457,000	7,446,262
0.95%, 6/23/2023	8,950,000	9,026,970
3.10%, 4/2/2024	7,686,000	8,138,936
Series BKNT, 3.50%, 9/13/2023	3,785,000	4,012,138
Citibank NA Series BKNT, 3.65%, 1/23/2024	6,301,000	6,728,586
Citigroup, Inc.:
2.70%, 10/27/2022	2,592,000	2,653,119
3.38%, 3/1/2023 (b)	905,000	942,938
3.50%, 5/15/2023	6,489,000	6,796,903
3.75%, 6/16/2024	165,000	178,431
3.88%, 10/25/2023	2,069,000	2,213,499
4.00%, 8/5/2024	3,661,000	3,965,339
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	13,960,000	14,828,312
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	29,746,000	31,463,831
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	11,490,000	11,533,892
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	27,111,000	27,209,142
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	26,824,000	27,349,482
Citizens Bank NA/Providence RI Series BKNT, 3.70%, 3/29/2023	2,996,000	3,130,251
Comerica Bank Series BKNT, 2.50%, 7/23/2024	5,569,000	5,836,646
Comerica, Inc. 3.70%, 7/31/2023	6,607,000	6,975,538
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	7,191,000	7,158,353
2.75%, 1/10/2023	5,478,000	5,647,763
3.95%, 11/9/2022	8,048,000	8,353,341
4.63%, 12/1/2023	12,768,000	13,830,808
Credit Suisse AG:
0.50%, 2/2/2024	8,742,000	8,712,889
1.00%, 5/5/2023	14,683,000	14,813,238
Series FXD, 0.52%, 8/9/2023	9,150,000	9,159,608
Series MTN, 3.63%, 9/9/2024	33,425,000	36,053,208
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	14,154,000	14,903,313

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Bank AG:
0.90%, 5/28/2024	$7,352,000	$7,344,869
3.30%, 11/16/2022	605,000	623,809
3.70%, 5/30/2024	3,767,000	4,018,899
3.70%, 5/30/2024	3,996,000	4,257,658
3.95%, 2/27/2023	4,641,000	4,847,803
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	7,630,000	7,676,619
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	25,275,000	25,901,567
Discover Bank:
2.45%, 9/12/2024	10,920,000	11,383,991
Series BKNT, 3.35%, 2/6/2023	3,863,000	4,003,613
Series BKNT, 4.20%, 8/8/2023	4,453,000	4,752,063
Fifth Third Bancorp:
1.63%, 5/5/2023	7,877,000	8,020,519
3.65%, 1/25/2024	8,208,000	8,754,571
4.30%, 1/16/2024	5,430,000	5,844,200
Fifth Third Bank NA Series BKNT, 1.80%, 1/30/2023	3,936,000	4,008,068
First Horizon Corp. 3.55%, 5/26/2023	3,762,000	3,927,378
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	3,798,000	3,871,225
FNB Corp. 2.20%, 2/24/2023	4,689,000	4,759,194
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	11,389,000	11,393,897
3.20%, 2/23/2023	9,902,000	10,258,670
3.63%, 1/22/2023	12,764,000	13,302,896
3.63%, 2/20/2024	8,375,000	8,926,075
4.00%, 3/3/2024	14,343,000	15,457,595
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	14,234,000	14,465,160
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	12,693,000	12,697,316
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	20,495,000	20,519,594
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	14,100,000	15,058,377
Series FXD, 0.48%, 1/27/2023	115,000	115,015
Series MTN, 3.85%, 7/8/2024	15,581,000	16,773,570
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	12,507,000	12,517,881
HSBC Holdings PLC:
3.60%, 5/25/2023	8,950,000	9,410,209
4.25%, 3/14/2024	14,272,000	15,330,982
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	$11,072,000	$11,388,659
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	42,522,000	44,780,769
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	13,860,000	14,781,690
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	5,965,000	5,969,414
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	14,905,000	14,876,680
HSBC USA, Inc. 3.50%, 6/23/2024	4,886,000	5,242,873
Huntington Bancshares, Inc. 2.63%, 8/6/2024	1,000,000	1,048,180
Huntington National Bank:
1.80%, 2/3/2023 (b)	5,363,000	5,464,575
Series BKNT, 3.55%, 10/6/2023	2,241,000	2,372,726
ING Groep NV:
3.55%, 4/9/2024	4,850,000	5,195,708
4.10%, 10/2/2023	15,289,000	16,365,346
Intesa Sanpaolo SpA 5.25%, 1/12/2024	3,926,000	4,290,765
JPMorgan Chase & Co.:
2.70%, 5/18/2023	9,119,000	9,430,779
2.97%, 1/15/2023	6,297,000	6,344,416
3.20%, 1/25/2023	6,093,000	6,324,656
3.38%, 5/1/2023	17,226,000	18,014,434
3.63%, 5/13/2024	6,738,000	7,252,244
3.88%, 2/1/2024	8,344,000	8,970,634
3.88%, 9/10/2024	20,500,000	22,295,800
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	13,338,000	13,960,351
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	22,666,000	23,961,135
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	21,606,000	23,153,638
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	11,500,000	12,149,865
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	4,120,000	4,099,853
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	22,200,000	22,108,092
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	10,430,000	10,422,908
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	22,833,000	22,897,161
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	19,750,000	19,769,355

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	$4,632,000	$4,642,515
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	44,884,000	45,635,807
KeyBank NA:
SOFR + 0.32%, 0.43%, 6/14/2024 (c)	6,725,000	6,720,831
Series BKNT, 1.25%, 3/10/2023	10,592,000	10,732,874
Series BKNT, 3.38%, 3/7/2023	326,000	339,920
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	3,417,000	3,416,453
Lloyds Banking Group PLC:
3.90%, 3/12/2024	5,210,000	5,601,063
4.05%, 8/16/2023	11,029,000	11,744,231
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	5,718,000	5,730,980
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	12,075,000	13,016,971
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	18,367,000	18,843,991
M&T Bank Corp. 3.55%, 7/26/2023	11,814,000	12,454,555
Mitsubishi UFJ Financial Group, Inc.:
2.53%, 9/13/2023	1,733,000	1,801,384
2.67%, 7/25/2022	15,956,000	16,267,940
2.80%, 7/18/2024	7,853,000	8,272,350
3.41%, 3/7/2024	5,044,000	5,366,362
3.46%, 3/2/2023	17,669,000	18,431,771
3.76%, 7/26/2023	14,817,000	15,704,094
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	9,243,000	9,284,039
Mizuho Financial Group, Inc.:
3.55%, 3/5/2023	3,971,000	4,148,146
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	51,000	54,167
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	11,203,000	11,243,331
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	7,721,000	7,809,405
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	5,600,000	5,888,232
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	1,800,000	1,882,998
Morgan Stanley:
4.88%, 11/1/2022	11,494,000	12,042,379
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	37,465,000	39,315,771
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	15,025,000	14,982,179
Security Description	Principal Amount	Value
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	$12,193,000	$12,234,090
SOFR + 0.51%, 0.79%, 1/22/2025 (c)	18,825,000	18,837,236
Series F, 3.88%, 4/29/2024	23,043,000	24,861,784
Series GMTN, 3.13%, 1/23/2023	15,102,000	15,636,309
Series GMTN, 3.75%, 2/25/2023	15,077,000	15,771,296
Series MTN, 4.10%, 5/22/2023	11,600,000	12,249,020
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	18,453,000	18,463,518
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	18,677,000	18,705,389
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	18,800,000	19,691,872
MUFG Union Bank NA Series BKNT, 2.10%, 12/9/2022	3,978,000	4,055,690
National Australia Bank, Ltd.:
1.88%, 12/13/2022	5,649,000	5,758,139
2.88%, 4/12/2023	3,884,000	4,034,583
3.00%, 1/20/2023	3,385,000	3,503,610
3.63%, 6/20/2023	3,960,000	4,182,592
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024 (b)	6,656,000	6,639,693
Series MTN, 2.10%, 2/1/2023	13,641,000	13,945,467
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	3,057,000	3,049,694
Natwest Group PLC:
3.88%, 9/12/2023	21,515,000	22,819,885
5.13%, 5/28/2024	8,843,000	9,741,803
6.00%, 12/19/2023	634,000	702,466
6.13%, 12/15/2022	350,000	372,330
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	3,960,000	4,063,950
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	6,694,000	7,125,161
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	31,624,000	34,126,407
PNC Bank NA:
3.80%, 7/25/2023	929,000	981,897
Series BKNT, 2.70%, 11/1/2022	12,237,000	12,531,545
Series BKNT, 2.95%, 1/30/2023	12,157,000	12,543,714
Series BKNT, 3.50%, 6/8/2023	1,147,000	1,204,660

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	$2,830,000	$2,910,174
3.50%, 1/23/2024	5,590,000	5,946,922
3.90%, 4/29/2024	3,860,000	4,159,729
Royal Bank of Canada:
0.65%, 7/29/2024	20,025,000	19,970,932
Series GMTN, 0.43%, 1/19/2024 (b)	7,418,000	7,386,919
Series GMTN, 1.60%, 4/17/2023	6,438,000	6,563,670
Series GMTN, 1.95%, 1/17/2023	4,674,000	4,773,416
Series GMTN, 2.55%, 7/16/2024	15,148,000	15,901,764
Series GMTN, 3.70%, 10/5/2023	1,485,000	1,580,664
Series MTN, 0.50%, 10/26/2023	15,014,000	15,023,008
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	4,731,000	4,891,712
4.45%, 12/3/2021	3,703,000	3,714,850
3.50%, 6/7/2024	8,624,000	9,161,793
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	5,553,000	5,599,812
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	7,285,000	7,529,120
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	1,070,000	1,158,532
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	19,605,000	19,643,034
Santander UK PLC:
2.10%, 1/13/2023	35,000	35,784
4.00%, 3/13/2024	7,005,000	7,562,948
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,370
3.95%, 7/19/2023	656,000	697,420
3.95%, 1/10/2024	2,233,000	2,401,100
Series GMTN, 3.40%, 7/11/2024	3,300,000	3,532,320
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	3,881,000	3,866,951
2.45%, 9/27/2024	2,000,000	2,090,120
2.70%, 7/16/2024	18,365,000	19,271,313
2.78%, 10/18/2022	6,478,000	6,647,659
3.10%, 1/17/2023	11,364,000	11,762,308
3.75%, 7/19/2023	9,673,000	10,241,966
3.94%, 10/16/2023	5,202,000	5,562,030
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	7,509,000	8,065,492
Security Description	Principal Amount	Value
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	$7,292,000	$7,325,397
Synovus Financial Corp. 3.13%, 11/1/2022	750,000	765,960
Toronto-Dominion Bank:
0.55%, 3/4/2024	13,418,000	13,383,650
0.70%, 9/10/2024	11,850,000	11,826,063
Series GMTN, 3.25%, 3/11/2024	6,320,000	6,714,747
Series GMTN, 3.50%, 7/19/2023	642,000	677,849
Series MTN, 0.25%, 1/6/2023 (b)	5,520,000	5,517,626
Series MTN, 0.30%, 6/2/2023	10,734,000	10,721,763
Series MTN, 0.45%, 9/11/2023	6,147,000	6,149,274
Series MTN, 0.75%, 6/12/2023	9,725,000	9,786,267
Series MTN, 1.90%, 12/1/2022	5,640,000	5,745,637
Series MTN, 2.65%, 6/12/2024	33,961,000	35,735,462
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	14,094,000	14,269,893
Series BKNT, 2.75%, 5/1/2023	450,000	466,380
Series BKNT, 3.00%, 2/2/2023	502,000	518,742
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	448,000	474,616
Series BNKT, 3.20%, 4/1/2024	11,246,000	11,946,963
Truist Financial Corp.:
Series MTN, 2.20%, 3/16/2023	6,626,000	6,798,077
Series MTN, 2.50%, 8/1/2024	7,850,000	8,252,077
Series MTN, 3.75%, 12/6/2023	10,629,000	11,356,874
US Bancorp:
2.40%, 7/30/2024	6,320,000	6,624,498
3.38%, 2/5/2024	11,137,000	11,833,619
Series MTN, 3.60%, 9/11/2024	6,041,000	6,540,712
Series MTN, 3.70%, 1/30/2024	3,227,000	3,450,308
US Bank NA:
1.95%, 1/9/2023 (b)	4,300,000	4,384,968
Series BKNT, 2.85%, 1/23/2023	2,394,000	2,469,196
Series BKNT, 3.40%, 7/24/2023	6,914,000	7,282,171

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
4.13%, 8/15/2023	$8,310,000	$8,857,130
4.48%, 1/16/2024	3,657,000	3,964,151
Series M, 3.45%, 2/13/2023	19,282,000	20,080,468
Series MTN, 3.30%, 9/9/2024	14,400,000	15,485,904
Series MTN, 3.75%, 1/24/2024	29,641,000	31,679,412
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	3,570,000	3,579,568
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	40,391,000	41,191,954
Westpac Banking Corp.:
2.00%, 1/13/2023	3,847,000	3,930,826
2.75%, 1/11/2023	7,876,000	8,122,834
3.30%, 2/26/2024	10,209,000	10,873,095
3.65%, 5/15/2023 (b)	4,875,000	5,137,275
		2,801,970,629
BEVERAGES — 1.0%
Constellation Brands, Inc.:
3.20%, 2/15/2023	7,419,000	7,679,778
4.25%, 5/1/2023	4,993,000	5,281,545
Diageo Capital PLC:
2.63%, 4/29/2023	5,437,000	5,601,578
3.50%, 9/18/2023	4,678,000	4,949,839
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	500,000	516,395
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	6,062,000	6,066,061
3.13%, 12/15/2023	4,672,000	4,923,167
4.06%, 5/25/2023	9,575,000	10,121,445
PepsiCo, Inc.:
0.40%, 10/7/2023	8,864,000	8,878,360
0.75%, 5/1/2023	6,969,000	7,023,637
2.75%, 3/1/2023	6,484,000	6,713,274
3.60%, 3/1/2024	7,354,000	7,843,850
		75,598,929
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.25%, 8/19/2023	1,176,000	1,213,350
2.70%, 5/1/2022	3,959,000	3,997,679
3.63%, 5/15/2022	3,814,000	3,861,370
3.63%, 5/22/2024	7,339,000	7,860,289
Gilead Sciences, Inc.:
0.75%, 9/29/2023	14,877,000	14,878,488
2.50%, 9/1/2023	3,985,000	4,132,644
3.70%, 4/1/2024	10,003,000	10,689,406
Illumina, Inc. 0.55%, 3/23/2023	4,827,000	4,828,110
Security Description	Principal Amount	Value
Royalty Pharma PLC 0.75%, 9/2/2023	$8,683,000	$8,710,699
		60,172,035
BUILDING MATERIALS — 0.2%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	4,464,000	4,747,642
Lennox International, Inc. 3.00%, 11/15/2023	2,140,000	2,237,777
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	1,840,000	1,843,165
4.25%, 7/2/2024	3,226,000	3,498,694
		12,327,278
CHEMICALS — 1.2%
Air Products & Chemicals, Inc. 2.75%, 2/3/2023	10,000	10,321
Celanese US Holdings LLC:
3.50%, 5/8/2024	5,316,000	5,663,454
4.63%, 11/15/2022	646,000	675,438
DuPont de Nemours, Inc. 4.21%, 11/15/2023	16,188,000	17,382,351
FMC Corp.:
3.95%, 2/1/2022	1,275,000	1,278,404
4.10%, 2/1/2024	2,362,000	2,514,821
Linde, Inc.:
2.45%, 2/15/2022	3,942,000	3,952,170
2.70%, 2/21/2023	636,000	653,337
LYB International Finance B.V. 4.00%, 7/15/2023	7,760,000	8,231,187
LyondellBasell Industries NV 5.75%, 4/15/2024	8,192,000	9,102,049
Mosaic Co.:
3.25%, 11/15/2022	7,530,000	7,748,069
4.25%, 11/15/2023	3,867,000	4,124,310
NewMarket Corp. 4.10%, 12/15/2022	3,022,000	3,144,180
Nutrien, Ltd.:
1.90%, 5/13/2023	5,592,000	5,712,060
3.15%, 10/1/2022	2,765,000	2,822,402
3.50%, 6/1/2023	39,000	40,606
3.63%, 3/15/2024	4,529,000	4,816,229
PPG Industries, Inc. 3.20%, 3/15/2023	2,342,000	2,427,975
RPM International, Inc. 3.45%, 11/15/2022	3,399,000	3,483,227
Sherwin-Williams Co. 3.13%, 6/1/2024	4,283,000	4,536,425
Westlake Chemical Corp. 0.88%, 8/15/2024	1,665,000	1,667,198
		89,986,213
COMMERCIAL SERVICES — 0.4%
Block Financial LLC 5.50%, 11/1/2022	3,725,000	3,826,879

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Equifax, Inc.:
3.30%, 12/15/2022	$354,000	$363,516
3.95%, 6/15/2023	65,000	68,565
Global Payments, Inc.:
3.75%, 6/1/2023	722,000	754,483
4.00%, 6/1/2023	4,741,000	4,999,764
IHS Markit, Ltd. 4.13%, 8/1/2023	640,000	678,323
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	100,000	99,539
Moody's Corp.:
2.63%, 1/15/2023	939,000	964,982
4.88%, 2/15/2024	3,999,000	4,354,991
PayPal Holdings, Inc. 1.35%, 6/1/2023	4,515,000	4,589,497
Quanta Services, Inc. 0.95%, 10/1/2024	2,590,000	2,590,440
RELX Capital, Inc. 3.50%, 3/16/2023	7,818,000	8,146,043
		31,437,022
COMPUTERS — 3.4%
Apple, Inc.:
0.75%, 5/11/2023	30,804,000	31,023,941
1.80%, 9/11/2024	6,000,000	6,209,340
2.10%, 9/12/2022	4,600,000	4,676,176
2.40%, 1/13/2023	4,066,000	4,168,301
2.40%, 5/3/2023	29,781,000	30,755,137
2.85%, 2/23/2023	8,320,000	8,579,085
2.85%, 5/11/2024	3,674,000	3,876,695
3.00%, 2/9/2024	10,157,000	10,705,884
3.45%, 5/6/2024	20,810,000	22,341,824
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	6,375,000	6,896,921
5.45%, 6/15/2023	33,264,000	35,701,919
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	2,117,000	2,150,724
2.25%, 4/1/2023	8,208,000	8,409,506
4.40%, 10/15/2022	7,153,000	7,394,700
4.45%, 10/2/2023	18,564,000	19,887,613
International Business Machines Corp.:
2.88%, 11/9/2022	4,443,000	4,569,181
3.00%, 5/15/2024	21,065,000	22,349,333
3.38%, 8/1/2023	4,225,000	4,454,924
3.63%, 2/12/2024	15,805,000	16,916,091
Leidos, Inc. 2.95%, 5/15/2023	11,728,000	12,141,412
		263,208,707
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	534,000	546,042
Security Description	Principal Amount	Value
Series MTN, 1.95%, 2/1/2023	$25,000	$25,557
Series MTN, 2.10%, 5/1/2023	601,000	617,924
Series MTN, 3.25%, 3/15/2024 (b)	1,685,000	1,800,372
Procter & Gamble Co. 3.10%, 8/15/2023	1,275,000	1,341,440
Unilever Capital Corp.:
0.38%, 9/14/2023	3,950,000	3,951,817
2.60%, 5/5/2024	5,187,000	5,442,097
3.13%, 3/22/2023	879,000	913,729
3.25%, 3/7/2024	5,018,000	5,330,220
		19,969,198
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	6,485,000	6,749,069
3.15%, 2/15/2024	5,687,000	5,928,754
3.30%, 1/23/2023	5,575,000	5,746,654
4.13%, 7/3/2023	3,529,000	3,716,672
4.50%, 9/15/2023	8,831,000	9,410,490
4.88%, 1/16/2024 (b)	7,362,000	7,953,021
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,094,000	2,267,132
Air Lease Corp.:
0.80%, 8/18/2024	3,693,000	3,667,851
2.25%, 1/15/2023 (b)	3,814,000	3,897,031
2.63%, 7/1/2022	3,393,000	3,442,436
2.75%, 1/15/2023	1,320,000	1,354,993
3.00%, 9/15/2023	1,237,000	1,285,688
3.75%, 2/1/2022	2,728,000	2,742,458
3.88%, 7/3/2023	8,341,000	8,779,486
4.25%, 9/15/2024	3,000,000	3,256,200
Series MTN, 0.70%, 2/15/2024	2,960,000	2,942,240
Series MTN, 4.25%, 2/1/2024	3,522,000	3,777,380
Aircastle, Ltd. 5.00%, 4/1/2023	6,285,000	6,673,350
Ally Financial, Inc.:
1.45%, 10/2/2023	9,555,000	9,701,192
3.05%, 6/5/2023	3,855,000	3,999,678
3.88%, 5/21/2024	9,965,000	10,717,557
5.13%, 9/30/2024	125,000	139,969
American Express Co.:
2.50%, 7/30/2024	15,875,000	16,684,149
2.65%, 12/2/2022	6,667,000	6,849,009
3.40%, 2/27/2023	18,082,000	18,804,738
3.40%, 2/22/2024	15,013,000	15,977,435
3.70%, 8/3/2023	5,098,000	5,393,327
Ameriprise Financial, Inc. 4.00%, 10/15/2023	1,128,000	1,207,885

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
BGC Partners, Inc. 5.38%, 7/24/2023	$5,690,000	$6,109,638
BlackRock, Inc. 3.50%, 3/18/2024	4,789,000	5,133,808
Blackstone Private Credit Fund 1.75%, 9/15/2024 (e)	3,360,000	3,359,563
Brookfield Finance, Inc. 4.00%, 4/1/2024	3,768,000	4,042,951
Capital One Bank USA NA 3.38%, 2/15/2023	8,305,000	8,637,948
Capital One Financial Corp.:
2.60%, 5/11/2023	19,142,000	19,779,046
3.20%, 1/30/2023	6,140,000	6,355,882
3.50%, 6/15/2023	5,142,000	5,403,882
3.75%, 4/24/2024	4,157,000	4,459,214
3.90%, 1/29/2024	9,334,000	9,993,540
Charles Schwab Corp 3.75%, 4/1/2024	1,000,000	1,070,360
Charles Schwab Corp.:
0.75%, 3/18/2024	9,758,000	9,804,155
2.65%, 1/25/2023	5,776,000	5,941,194
3.55%, 2/1/2024	3,565,000	3,803,499
Discover Financial Services 3.85%, 11/21/2022	3,653,000	3,792,691
Eaton Vance Corp. 3.63%, 6/15/2023	613,000	644,704
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	8,881,000	8,921,142
3.45%, 9/21/2023	110,000	116,141
4.00%, 10/15/2023	4,252,000	4,545,771
Invesco Finance PLC:
3.13%, 11/30/2022	1,380,000	1,423,056
4.00%, 1/30/2024	4,714,000	5,070,708
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	30,000	31,892
Jefferies Group LLC 5.13%, 1/20/2023	16,003,000	16,924,133
Mastercard, Inc. 3.38%, 4/1/2024	4,376,000	4,679,126
Nasdaq, Inc. 0.45%, 12/21/2022	5,112,000	5,112,409
ORIX Corp. 4.05%, 1/16/2024	4,472,000	4,796,354
Synchrony Financial:
4.25%, 8/15/2024	7,627,000	8,244,787
4.38%, 3/19/2024	8,431,000	9,093,677
Visa, Inc. 2.80%, 12/14/2022	13,253,000	13,602,614
Western Union Co. 4.25%, 6/9/2023	1,221,000	1,290,487
		355,250,216
ELECTRIC — 4.8%
AEP Texas, Inc. 2.40%, 10/1/2022	219,000	223,111
Security Description	Principal Amount	Value
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	$1,982,000	$2,112,772
Ameren Corp. 2.50%, 9/15/2024	4,690,000	4,900,769
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	31,000	31,723
Series M, 0.75%, 11/1/2023	4,270,000	4,270,213
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	412,000	429,526
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	4,069,000	4,188,588
3.75%, 11/15/2023	4,001,000	4,243,821
Black Hills Corp.:
1.04%, 8/23/2024	5,330,000	5,331,013
4.25%, 11/30/2023	1,359,000	1,452,404
CenterPoint Energy, Inc. 2.50%, 9/1/2024	9,600,000	10,026,720
Connecticut Light & Power Co. 2.50%, 1/15/2023	98,000	100,181
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	3,653,000	3,652,963
Consumers Energy Co.:
0.35%, 6/1/2023	2,740,000	2,737,342
3.38%, 8/15/2023 (b)	729,000	763,657
Delmarva Power & Light Co. 3.50%, 11/15/2023 (b)	2,061,000	2,179,672
Dominion Energy, Inc. 3.07%, 8/15/2024 (d)	6,350,000	6,715,887
DTE Electric Co. 3.65%, 3/15/2024	2,070,000	2,204,633
DTE Energy Co.:
2.25%, 11/1/2022	3,881,000	3,958,154
Series H, 0.55%, 11/1/2022	4,648,000	4,657,203
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,168,000	1,200,459
3.05%, 3/15/2023 (b)	3,000	3,112
Duke Energy Corp.:
3.75%, 4/15/2024	10,648,000	11,365,569
3.95%, 10/15/2023	3,225,000	3,422,467
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	406,000	428,513
Duke Energy Progress LLC 3.38%, 9/1/2023	100,000	105,321
Edison International:
2.40%, 9/15/2022	3,786,000	3,847,560
2.95%, 3/15/2023	2,058,000	2,116,838
3.13%, 11/15/2022	4,751,000	4,866,592
Emera US Finance L.P. 0.83%, 6/15/2024 (e)	4,677,000	4,656,047

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Entergy Corp. 4.00%, 7/15/2022	$4,258,000	$4,352,698
Entergy Louisiana LLC:
0.62%, 11/17/2023	6,907,000	6,907,691
0.95%, 10/1/2024 (f)	5,280,000	5,282,218
4.05%, 9/1/2023	61,000	64,542
Evergy Metro, Inc. 3.15%, 3/15/2023 (b)	571,000	589,403
Evergy, Inc. 2.45%, 9/15/2024	6,086,000	6,354,636
Eversource Energy:
2.80%, 5/1/2023	151,000	155,699
Series N, 3.80%, 12/1/2023	5,431,000	5,786,893
Exelon Generation Co. LLC:
3.40%, 3/15/2022	4,535,000	4,583,116
4.25%, 6/15/2022	3,750,000	3,814,050
Florida Power & Light Co.:
2.75%, 6/1/2023	562,000	577,961
3.25%, 6/1/2024	2,369,000	2,505,952
Georgia Power Co.:
Series A, 2.10%, 7/30/2023	3,965,000	4,084,545
Series A, 2.20%, 9/15/2024	1,800,000	1,870,470
ITC Holdings Corp. 2.70%, 11/15/2022	6,556,000	6,708,493
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	7,083,000	7,039,865
2.70%, 2/15/2023	227,000	233,531
2.95%, 2/7/2024	5,744,000	6,033,612
3.40%, 11/15/2023	2,905,000	3,064,368
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	6,000	6,247
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	14,555,000	14,609,145
2.80%, 1/15/2023	4,437,000	4,564,076
3.15%, 4/1/2024	7,634,000	8,072,955
Northern States Power Co. 2.60%, 5/15/2023	297,000	304,375
NSTAR Electric Co. 2.38%, 10/15/2022	3,073,000	3,121,984
OGE Energy Corp. 0.70%, 5/26/2023	2,571,000	2,570,949
Oklahoma Gas & Electric Co. 0.55%, 5/26/2023	3,803,000	3,802,049
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022	2,439,000	2,476,463
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	9,078,000	9,047,679
3.25%, 6/15/2023	2,078,000	2,132,818
3.40%, 8/15/2024	2,750,000	2,852,410
3.75%, 2/15/2024	6,042,000	6,293,770
Security Description	Principal Amount	Value
3.85%, 11/15/2023	$4,346,000	$4,519,883
4.25%, 8/1/2023	3,962,000	4,141,994
PacifiCorp 2.95%, 6/1/2023 (b)	456,000	472,402
Potomac Electric Power Co. 3.60%, 3/15/2024	4,000	4,263
Progress Energy, Inc. 3.15%, 4/1/2022	3,292,000	3,314,748
PSEG Power LLC 3.85%, 6/1/2023	3,564,000	3,755,565
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,161,000	2,282,427
Public Service Electric & Gas Co.:
Series MTN, 2.38%, 5/15/2023	2,000	2,055
Series MTN, 3.25%, 9/1/2023	308,000	324,148
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	3,699,000	3,786,444
2.88%, 6/15/2024	15,251,000	16,056,405
Sempra Energy:
2.88%, 10/1/2022	4,562,000	4,643,295
2.90%, 2/1/2023	5,523,000	5,686,315
3.55%, 6/15/2024	3,827,000	4,074,262
4.05%, 12/1/2023	5,143,000	5,478,118
Southern California Edison Co.:
0.70%, 4/3/2023	4,459,000	4,470,549
1.10%, 4/1/2024	11,479,000	11,535,706
Series B, 2.40%, 2/1/2022 (b)	2,268,000	2,275,280
Series C, 3.50%, 10/1/2023	741,000	778,339
Series D, 3.40%, 6/1/2023 (b)	864,000	901,740
Series J, 0.70%, 8/1/2023	3,695,000	3,696,774
Series K, 0.98%, 8/1/2024	3,316,000	3,320,543
Southern Co.:
2.95%, 7/1/2023	23,630,000	24,540,464
Series 21-A, 0.60%, 2/26/2024	4,340,000	4,331,841
Southwestern Public Service Co. 3.30%, 6/15/2024	1,475,000	1,557,157
Union Electric Co. 3.50%, 4/15/2024	5,000	5,315
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,003,000	1,062,157
Series C, 2.75%, 3/15/2023	1,687,000	1,735,788
WEC Energy Group, Inc.:
0.55%, 9/15/2023	12,105,000	12,102,458
0.80%, 3/15/2024	8,348,000	8,369,705

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Xcel Energy, Inc. 0.50%, 10/15/2023	$6,654,000	$6,662,118
		371,945,751
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	3,002,000	3,007,404
2.63%, 2/15/2023	61,000	62,553
		3,069,957
ELECTRONICS — 0.3%
Agilent Technologies, Inc. 3.88%, 7/15/2023	605,000	638,039
Amphenol Corp. 3.20%, 4/1/2024	1,365,000	1,440,744
Arrow Electronics, Inc.:
3.25%, 9/8/2024	2,500,000	2,651,125
4.50%, 3/1/2023	1,868,000	1,950,510
Avnet, Inc. 4.88%, 12/1/2022	934,000	977,907
Flex, Ltd. 5.00%, 2/15/2023	797,000	842,700
Honeywell International, Inc.:
2.30%, 8/15/2024	2,385,000	2,496,260
3.35%, 12/1/2023	2,036,000	2,161,234
SYNNEX Corp. 1.25%, 8/9/2024 (e)	9,850,000	9,855,221
Trimble, Inc. 4.15%, 6/15/2023	828,000	872,613
Tyco Electronics Group SA 3.45%, 8/1/2024	1,500,000	1,596,150
		25,482,503
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.50%, 8/15/2024	16,593,000	17,381,001
4.75%, 5/15/2023	1,835,000	1,942,366
Waste Management, Inc. 2.40%, 5/15/2023	315,000	324,211
		19,647,578
FOOD — 0.9%
Campbell Soup Co. 3.65%, 3/15/2023	3,878,000	4,046,305
Conagra Brands, Inc.:
0.50%, 8/11/2023	2,160,000	2,160,000
3.20%, 1/25/2023	3,678,000	3,784,331
4.30%, 5/1/2024	7,838,000	8,506,738
General Mills, Inc.:
2.60%, 10/12/2022	3,987,000	4,071,006
3.65%, 2/15/2024	3,492,000	3,712,275
3.70%, 10/17/2023	6,419,000	6,814,218
Hershey Co. 3.38%, 5/15/2023	631,000	660,392
Hormel Foods Corp. 0.65%, 6/3/2024	2,800,000	2,802,184
Kellogg Co. 2.65%, 12/1/2023	3,976,000	4,159,930
Security Description	Principal Amount	Value
Kroger Co.:
3.85%, 8/1/2023	$3,969,000	$4,182,810
4.00%, 2/1/2024	4,261,000	4,554,583
McCormick & Co., Inc. 3.15%, 8/15/2024	6,295,000	6,695,551
Tyson Foods, Inc.:
3.90%, 9/28/2023	2,920,000	3,107,639
3.95%, 8/15/2024	7,061,000	7,626,092
		66,884,054
FOREST PRODUCTS & PAPER — 0.1%
Georgia-Pacific LLC 8.00%, 1/15/2024	4,677,000	5,453,709
GAS — 0.4%
Atmos Energy Corp. 0.63%, 3/9/2023	4,905,000	4,905,147
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	4,363,000	4,363,087
3.55%, 4/1/2023	2,850,000	2,971,952
Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	436,000	458,921
National Fuel Gas Co. 3.75%, 3/1/2023	289,000	299,129
ONE Gas, Inc.:
0.85%, 3/11/2023	6,585,000	6,585,922
1.10%, 3/11/2024	8,650,000	8,650,173
3.61%, 2/1/2024	1,000,000	1,056,360
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	800,000	827,968
		30,118,659
HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories 3.40%, 11/30/2023	5,385,000	5,696,738
Boston Scientific Corp. 3.45%, 3/1/2024	10,586,000	11,233,969
DH Europe Finance II Sarl:
2.05%, 11/15/2022	3,954,000	4,029,442
2.20%, 11/15/2024	4,920,000	5,121,523
PerkinElmer, Inc.:
0.55%, 9/15/2023	3,405,000	3,407,826
0.85%, 9/15/2024	3,000,000	2,999,340
Stryker Corp.:
0.60%, 12/1/2023	4,382,000	4,382,307
3.38%, 5/15/2024	3,345,000	3,560,451
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	232,000	242,055
		40,673,651
HEALTH CARE SERVICES — 1.9%
Aetna, Inc.:
2.75%, 11/15/2022	8,609,000	8,786,518
2.80%, 6/15/2023	8,029,000	8,314,672

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Anthem, Inc.:
0.45%, 3/15/2023	$6,666,000	$6,672,733
2.95%, 12/1/2022	3,962,000	4,072,381
3.30%, 1/15/2023	6,720,000	6,970,723
3.35%, 12/1/2024	4,865,000	5,221,848
3.50%, 8/15/2024	7,560,000	8,097,667
CommonSpirit Health 2.95%, 11/1/2022	3,845,000	3,946,931
Dignity Health 3.13%, 11/1/2022	501,000	513,595
HCA, Inc.:
4.75%, 5/1/2023	8,545,000	9,080,771
5.00%, 3/15/2024	14,252,000	15,631,879
Humana, Inc.:
0.65%, 8/3/2023	2,750,000	2,751,568
2.90%, 12/15/2022	4,419,000	4,544,411
3.15%, 12/1/2022	3,850,000	3,947,982
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	6,905,000	7,351,270
4.00%, 11/1/2023	3,796,000	4,026,569
Quest Diagnostics, Inc. 4.25%, 4/1/2024	2,000	2,154
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	3,994,000	4,170,255
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	4,685,000	4,682,657
2.38%, 10/15/2022	4,061,000	4,151,195
2.38%, 8/15/2024	5,261,000	5,513,528
2.75%, 2/15/2023	3,941,000	4,048,510
2.88%, 3/15/2023	3,923,000	4,068,975
3.35%, 7/15/2022	11,596,000	11,878,363
3.50%, 6/15/2023	3,698,000	3,892,922
3.50%, 2/15/2024	3,986,000	4,258,921
		146,598,998
HOME BUILDERS — 0.3%
DR Horton, Inc.:
4.38%, 9/15/2022	3,309,000	3,397,913
4.75%, 2/15/2023	1,591,000	1,663,931
5.75%, 8/15/2023	572,000	619,871
Lennar Corp.:
4.50%, 4/30/2024	7,190,000	7,779,220
4.75%, 11/15/2022	3,412,000	3,535,583
4.88%, 12/15/2023	2,204,000	2,379,725
5.88%, 11/15/2024	3,103,000	3,493,171
		22,869,414
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.00%, 3/1/2024	1,029,000	1,107,338
HOUSEHOLD PRODUCTS — 0.1%
Unilever Capital Corp. 0.63%, 8/12/2024	3,945,000	3,948,708
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 0.85%, 8/15/2024	$2,885,000	$2,886,010
Church & Dwight Co., Inc. 2.88%, 10/1/2022	150,000	153,621
Kimberly-Clark Corp. 2.40%, 6/1/2023	198,000	204,724
		3,244,355
INSURANCE — 1.5%
Allstate Corp. 3.15%, 6/15/2023	6,901,000	7,225,554
American International Group, Inc. 4.13%, 2/15/2024	6,059,000	6,541,660
Aon Corp. 2.20%, 11/15/2022	4,354,000	4,442,343
Aon PLC:
3.50%, 6/14/2024	3,948,000	4,213,266
4.00%, 11/27/2023	765,000	814,098
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	1,996,000	2,153,864
Assurant, Inc. 4.20%, 9/27/2023	237,000	252,471
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (b)	3,899,000	4,317,791
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	12,991,000	13,401,645
3.00%, 2/11/2023 (b)	3,728,000	3,863,103
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023 (b)	3,979,000	4,116,435
2.88%, 11/3/2022	6,944,000	7,103,573
3.35%, 5/15/2024	4,280,000	4,580,156
CNA Financial Corp. 3.95%, 5/15/2024	1,005,000	1,079,772
Equitable Holdings, Inc. 3.90%, 4/20/2023 (b)	3,891,000	4,082,671
Lincoln National Corp. 4.00%, 9/1/2023	240,000	255,725
Loews Corp. 2.63%, 5/15/2023 (b)	717,000	739,019
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	2,026,000	2,102,866
3.50%, 6/3/2024	5,405,000	5,768,486
3.88%, 3/15/2024	8,345,000	8,971,543
MetLife, Inc.:
3.60%, 4/10/2024	4,402,000	4,729,861
Series D, 4.37%, 9/15/2023	1,571,000	1,689,689
Principal Financial Group, Inc. 3.13%, 5/15/2023	1,405,000	1,463,631
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	58,000	62,502

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	$11,000	$11,691
Series MTN, 4.50%, 11/16/2021	3,707,000	3,725,794
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	99,000	106,547
Unum Group 4.00%, 3/15/2024	4,169,000	4,470,669
Voya Financial, Inc.:
3.13%, 7/15/2024	3,400,000	3,604,646
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	380,000	400,562
W R Berkley Corp. 4.63%, 3/15/2022	2,548,000	2,594,985
Willis North America, Inc. 3.60%, 5/15/2024	3,929,000	4,189,650
		113,076,268
INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	403,000	416,412
3.13%, 11/28/2021	8,265,000	8,279,794
Alphabet, Inc. 3.38%, 2/25/2024	3,763,000	4,021,067
Amazon.com, Inc.:
0.25%, 5/12/2023	6,346,000	6,343,398
0.40%, 6/3/2023	7,113,000	7,129,146
0.45%, 5/12/2024	14,148,000	14,121,260
2.40%, 2/22/2023	8,159,000	8,383,454
2.50%, 11/29/2022	8,967,000	9,147,237
2.80%, 8/22/2024	10,121,000	10,727,754
Baidu, Inc.:
3.50%, 11/28/2022	5,828,000	6,004,297
3.88%, 9/29/2023	5,950,000	6,282,664
Booking Holdings, Inc. 2.75%, 3/15/2023	6,562,000	6,777,955
eBay, Inc.:
2.75%, 1/30/2023	6,142,000	6,319,688
3.45%, 8/1/2024	3,733,000	3,990,204
Expedia Group, Inc.:
3.60%, 12/15/2023	3,721,000	3,938,232
4.50%, 8/15/2024	4,376,000	4,752,949
Weibo Corp. 3.50%, 7/5/2024	4,209,000	4,398,742
		111,034,253
INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp.:
3.50%, 2/10/2023 (b)	7,577,000	7,835,603
3.63%, 1/19/2022 (b)	7,196,000	7,241,982
4.20%, 6/10/2024	9,700,000	10,410,137
Security Description	Principal Amount	Value
Blackstone Secured Lending Fund 3.65%, 7/14/2023	$7,455,000	$7,774,596
FS KKR Capital Corp. 4.63%, 7/15/2024	194,000	209,479
Golub Capital BDC, Inc. 3.38%, 4/15/2024	12,245,000	12,798,597
Main Street Capital Corp. 3.00%, 7/14/2026	4,000,000	4,078,400
Owl Rock Capital Corp. 5.25%, 4/15/2024	2,975,000	3,242,244
		53,591,038
IRON/STEEL — 0.0% (a)
Nucor Corp. 4.00%, 8/1/2023	68,000	71,786
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	783,000	821,688
		893,474
LEISURE TIME — 0.0% (a)
Brunswick Corp. 0.85%, 8/18/2024	2,625,000	2,623,871
LODGING — 0.3%
Hyatt Hotels Corp.:
1.30%, 10/1/2023 (f)	2,125,000	2,127,805
1.80%, 10/1/2024 (f)	2,915,000	2,921,675
3.38%, 7/15/2023	2,421,000	2,512,490
Las Vegas Sands Corp. 3.20%, 8/8/2024	13,721,000	14,086,939
Marriott International, Inc.:
3.60%, 4/15/2024	540,000	574,441
Series Z, 4.15%, 12/1/2023 (b)	2,459,000	2,619,893
		24,843,243
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	9,804,000	9,808,510
0.65%, 7/7/2023	6,303,000	6,339,305
Series MTN, 0.45%, 9/14/2023	13,308,000	13,329,692
Series MTN, 0.45%, 5/17/2024	4,718,000	4,704,648
Series MTN, 0.60%, 9/13/2024	6,000,000	5,998,260
Series MTN, 1.95%, 11/18/2022	5,208,000	5,305,650
Series MTN, 2.55%, 11/29/2022	3,746,000	3,844,070
Series MTN, 2.63%, 3/1/2023 (b)	443,000	457,340
Series MTN, 2.85%, 5/17/2024	3,044,000	3,218,695
Series MTN, 3.30%, 6/9/2024	3,716,000	3,984,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 5/15/2023	$1,301,000	$1,366,493
Series MTN, 3.65%, 12/7/2023	3,169,000	3,390,133
Series MTN, 3.75%, 11/24/2023	20,000	21,446
Caterpillar, Inc. 3.40%, 5/15/2024 (b)	10,599,000	11,320,686
		73,089,186
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	7,871,000	8,047,940
4.20%, 1/15/2024	3,863,000	4,147,626
CNH Industrial NV 4.50%, 8/15/2023	4,539,000	4,852,236
Crane Co. 4.45%, 12/15/2023	1,983,000	2,127,085
Flowserve Corp. 4.00%, 11/15/2023	1,963,000	2,078,051
John Deere Capital Corp.:
2.80%, 1/27/2023	3,402,000	3,513,518
3.65%, 10/12/2023	2,900,000	3,091,516
0.63%, 9/10/2024	2,800,000	2,801,232
Series GMTN, 3.45%, 6/7/2023	50,000	52,609
Series MTN, 0.25%, 1/17/2023	3,917,000	3,916,491
Series MTN, 0.40%, 10/10/2023	8,960,000	8,963,226
Series MTN, 0.45%, 1/17/2024	5,690,000	5,684,196
Series MTN, 0.45%, 6/7/2024	5,211,000	5,196,513
Series MTN, 0.70%, 7/5/2023	3,788,000	3,810,501
Series MTN, 1.20%, 4/6/2023	3,882,000	3,934,562
Series MTN, 2.60%, 3/7/2024	2,735,000	2,871,504
Series MTN, 2.65%, 6/24/2024	1,100,000	1,161,226
Series MTN, 2.70%, 1/6/2023	3,895,000	4,011,850
Series MTN, 2.80%, 3/6/2023 (b)	4,736,000	4,905,691
Series MTN, 3.35%, 6/12/2024	1,917,000	2,058,647
Series MTN, 3.45%, 1/10/2024	3,292,000	3,509,206
nVent Finance Sarl 3.95%, 4/15/2023	4,000	4,160
Rockwell Automation, Inc. 0.35%, 8/15/2023	2,940,000	2,940,823
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/2024	$3,760,000	$4,043,241
		87,723,650
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Class USD, 4.50%, 2/1/2024	7,622,000	8,244,489
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	10,219,000	11,263,688
Comcast Corp.:
3.60%, 3/1/2024	3,658,000	3,922,437
3.70%, 4/15/2024	16,750,000	18,013,118
Discovery Communications LLC:
2.95%, 3/20/2023	5,717,000	5,913,665
3.80%, 3/13/2024	9,479,000	10,105,372
Fox Corp. 4.03%, 1/25/2024	8,238,000	8,836,079
Thomson Reuters Corp. 4.30%, 11/23/2023	3,218,000	3,442,262
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,175,000	1,304,708
TWDC Enterprises 18 Corp. Series MTN, 2.35%, 12/1/2022	6,668,000	6,821,831
ViacomCBS, Inc.:
3.70%, 8/15/2024	3,871,000	4,157,028
3.88%, 4/1/2024	2,769,000	2,955,021
Walt Disney Co. 1.75%, 8/30/2024	13,750,000	14,179,275
		99,158,973
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	3,532,000	3,612,176
MINING — 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023 (b)	80,000	85,498
Kinross Gold Corp. 5.95%, 3/15/2024	3,996,000	4,423,133
Newmont Corp. 3.70%, 3/15/2023	584,000	605,240
Southern Copper Corp. 3.50%, 11/8/2022	202,000	208,508
		5,322,379
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
1.75%, 2/14/2023	3,423,000	3,487,455

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 3/15/2023	$4,685,000	$4,807,981
Series MTN, 3.25%, 2/14/2024	4,017,000	4,263,684
Carlisle Cos., Inc.:
0.55%, 9/1/2023	1,535,000	1,534,018
3.75%, 11/15/2022	55,000	56,544
Eaton Corp. 2.75%, 11/2/2022	11,114,000	11,401,742
General Electric Co.:
3.38%, 3/11/2024	8,080,000	8,594,534
Series GMTN, 3.45%, 5/15/2024	3,473,000	3,692,772
Illinois Tool Works, Inc. 3.50%, 3/1/2024	4,114,000	4,377,790
Parker-Hannifin Corp. 2.70%, 6/14/2024	12,580,000	13,208,119
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	2,203,000	2,342,472
		57,767,111
OIL & GAS — 4.7%
BP Capital Markets America, Inc.:
2.75%, 5/10/2023	5,410,000	5,614,444
2.94%, 4/6/2023	16,296,000	16,907,915
3.22%, 11/28/2023	353,000	372,073
3.22%, 4/14/2024	15,512,000	16,452,337
3.79%, 2/6/2024	9,167,000	9,811,898
BP Capital Markets PLC:
2.50%, 11/6/2022	3,508,000	3,592,929
2.75%, 5/10/2023	726,000	753,029
3.81%, 2/10/2024	6,487,000	6,963,340
3.99%, 9/26/2023	7,911,000	8,463,979
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	6,053,000	6,229,263
3.80%, 4/15/2024	2,978,000	3,171,481
Chevron Corp.:
1.14%, 5/11/2023	22,310,000	22,610,739
2.36%, 12/5/2022	11,703,000	11,929,570
2.57%, 5/16/2023	4,386,000	4,526,133
2.90%, 3/3/2024	5,577,000	5,880,333
3.19%, 6/24/2023	7,532,000	7,850,604
Chevron USA, Inc. 0.43%, 8/11/2023	3,938,000	3,946,742
Cimarex Energy Co. 4.38%, 6/1/2024	1,654,000	1,783,343
Devon Energy Corp. 5.25%, 9/15/2024 (e)	5,900,000	6,528,586
Diamondback Energy, Inc. 0.90%, 3/24/2023	3,970,000	3,970,040
Enbridge, Inc. 0.55%, 10/4/2023	3,400,000	3,402,142
EOG Resources, Inc. 2.63%, 3/15/2023	10,225,000	10,504,347
Security Description	Principal Amount	Value
Exxon Mobil Corp.:
1.57%, 4/15/2023	$34,308,000	$34,971,174
2.02%, 8/16/2024	2,750,000	2,857,828
2.73%, 3/1/2023	6,411,000	6,604,420
3.18%, 3/15/2024 (b)	6,137,000	6,497,917
Hess Corp. 3.50%, 7/15/2024	8,650,000	9,145,991
HollyFrontier Corp. 2.63%, 10/1/2023	4,231,000	4,369,988
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,000,000	1,072,780
4.50%, 5/1/2023	20,986,000	22,179,894
4.75%, 12/15/2023	6,416,000	6,931,975
Phillips 66:
0.90%, 2/15/2024	3,890,000	3,890,233
3.70%, 4/6/2023	7,004,000	7,335,499
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	3,709,000	3,711,930
0.75%, 1/15/2024	4,219,000	4,213,093
Shell International Finance B.V.:
0.38%, 9/15/2023	16,700,000	16,720,875
2.25%, 1/6/2023 (b)	3,834,000	3,929,275
3.40%, 8/12/2023	4,735,000	5,001,296
3.50%, 11/13/2023	10,283,000	10,929,698
Suncor Energy, Inc.:
2.80%, 5/15/2023	4,472,000	4,629,504
9.25%, 10/15/2021	1,494,000	1,498,004
TotalEnergies Capital International SA:
2.70%, 1/25/2023	9,128,000	9,411,424
3.70%, 1/15/2024	6,449,000	6,906,105
3.75%, 4/10/2024	4,917,000	5,298,461
TotalEnergies Capital SA 2.75%, 7/15/2023	6,937,000	7,231,822
Valero Energy Corp.:
1.20%, 3/15/2024	10,110,000	10,203,821
2.70%, 4/15/2023	10,876,000	11,227,512
		368,035,786
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	17,090,000	17,555,019
Halliburton Co. 3.50%, 8/1/2023	3,630,000	3,802,244
Schlumberger Investment SA 3.65%, 12/1/2023	11,437,000	12,124,821
		33,482,084
PACKAGING & CONTAINERS — 0.3%
Berry Global, Inc. 0.95%, 2/15/2024 (e)	9,822,000	9,832,804
Packaging Corp. of America:
3.65%, 9/15/2024	2,700,000	2,901,717

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/1/2023	$3,041,000	$3,258,188
WestRock RKT LLC 4.00%, 3/1/2023	3,396,000	3,528,071
WRKCo, Inc. 3.00%, 9/15/2024	2,000,000	2,117,340
		21,638,120
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.30%, 11/21/2022	38,646,000	39,472,251
2.85%, 5/14/2023	3,902,000	4,036,736
2.90%, 11/6/2022	24,918,000	25,591,534
3.20%, 11/6/2022	4,729,000	4,851,339
3.25%, 10/1/2022	8,040,000	8,214,870
3.75%, 11/14/2023	4,579,000	4,876,956
3.85%, 6/15/2024	2,446,000	2,630,820
AmerisourceBergen Corp.:
0.74%, 3/15/2023	8,939,000	8,952,051
3.40%, 5/15/2024	4,289,000	4,546,812
Astrazeneca Finance LLC 0.70%, 5/28/2024	23,363,000	23,394,540
AstraZeneca PLC:
0.30%, 5/26/2023 (b)	6,415,000	6,413,011
3.50%, 8/17/2023 (b)	7,072,000	7,469,376
Becton Dickinson & Co. 3.36%, 6/6/2024	8,107,000	8,617,984
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	17,015,000	17,017,552
2.75%, 2/15/2023	1,733,000	1,786,654
2.90%, 7/26/2024	28,580,000	30,347,101
3.25%, 2/20/2023	3,758,000	3,900,766
3.25%, 11/1/2023	3,830,000	4,060,987
3.63%, 5/15/2024	20,000	21,427
Cardinal Health, Inc.:
3.08%, 6/15/2024	17,695,000	18,691,759
3.20%, 3/15/2023	2,405,000	2,499,589
Cigna Corp.:
0.61%, 3/15/2024	3,907,000	3,899,186
3.00%, 7/15/2023	4,095,000	4,265,721
3.05%, 11/30/2022	2,687,000	2,763,311
3.50%, 6/15/2024	2,151,000	2,297,311
3.75%, 7/15/2023	11,178,000	11,814,252
CVS Health Corp.:
2.63%, 8/15/2024	7,250,000	7,617,430
2.75%, 12/1/2022	6,371,000	6,510,907
3.38%, 8/12/2024	1,626,000	1,734,926
3.70%, 3/9/2023	16,752,000	17,493,779
4.00%, 12/5/2023	3,956,000	4,214,406
4.75%, 12/1/2022	8,731,000	9,073,517
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	12,958,000	12,979,899
3.00%, 6/1/2024	5,365,000	5,688,617
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (b)	6,740,000	6,983,921
3.38%, 5/15/2023	6,432,000	6,746,396
Security Description	Principal Amount	Value
Johnson & Johnson:
2.05%, 3/1/2023	$746,000	$763,255
3.38%, 12/5/2023	2,944,000	3,141,572
McKesson Corp.:
2.70%, 12/15/2022	1,736,000	1,774,123
3.80%, 3/15/2024	16,000	17,093
Merck & Co., Inc.:
2.80%, 5/18/2023	13,796,000	14,336,941
2.90%, 3/7/2024	3,930,000	4,142,063
Mylan, Inc. 4.20%, 11/29/2023	9,047,000	9,630,803
Novartis Capital Corp. 3.40%, 5/6/2024	19,071,000	20,450,787
Pfizer, Inc.:
2.95%, 3/15/2024	3,933,000	4,153,405
3.00%, 6/15/2023	7,963,000	8,319,742
3.20%, 9/15/2023	3,667,000	3,859,921
3.40%, 5/15/2024	9,044,000	9,703,398
Sanofi 3.38%, 6/19/2023	1,626,000	1,707,056
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	18,849,000	19,650,459
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	13,924,000	15,004,502
Wyeth LLC 6.45%, 2/1/2024	4,238,000	4,807,841
Zoetis, Inc. 3.25%, 2/1/2023	8,642,000	8,906,877
		461,847,532
PIPELINES — 3.4%
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	11,613,000	13,121,180
Enable Midstream Partners L.P. 3.90%, 5/15/2024	10,876,000	11,547,593
Enbridge, Inc.:
3.50%, 6/10/2024	3,194,000	3,404,804
4.00%, 10/1/2023	6,472,000	6,850,547
Energy Transfer L.P.:
3.45%, 1/15/2023	2,384,000	2,450,514
3.60%, 2/1/2023	3,769,000	3,884,784
4.25%, 3/15/2023	11,624,000	12,113,835
4.25%, 4/1/2024	3,548,000	3,794,834
4.50%, 4/15/2024	17,390,000	18,816,502
4.90%, 2/1/2024	2,635,000	2,838,712
5.88%, 1/15/2024	10,805,000	11,862,594
Series 5Y, 4.20%, 9/15/2023	2,860,000	3,037,148
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	4,410,000	4,696,385
5.00%, 10/1/2022	690,000	712,211

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.35%, 3/15/2023	$9,144,000	$9,469,435
3.90%, 2/15/2024	3,517,000	3,753,765
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,570,000	3,690,488
3.50%, 9/1/2023	1,249,000	1,309,339
4.15%, 2/1/2024	3,805,000	4,069,181
4.25%, 9/1/2024	4,883,000	5,311,727
4.30%, 5/1/2024	3,564,000	3,847,445
Kinder Morgan, Inc.:
3.15%, 1/15/2023 (b)	16,314,000	16,846,815
5.63%, 11/15/2023 (e)	3,985,000	4,340,422
MPLX L.P.:
3.38%, 3/15/2023	7,711,000	8,003,555
3.50%, 12/1/2022	1,258,000	1,297,665
4.50%, 7/15/2023	5,746,000	6,082,428
ONEOK Partners L.P.:
3.38%, 10/1/2022	12,685,000	12,950,878
5.00%, 9/15/2023	1,735,000	1,857,855
ONEOK, Inc.:
4.25%, 2/1/2022	3,555,000	3,565,238
7.50%, 9/1/2023	403,000	448,152
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (b)	5,039,000	5,150,967
3.65%, 6/1/2022	2,935,000	2,973,977
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	1,150,000	1,222,094
5.75%, 5/15/2024	19,883,000	22,140,516
6.25%, 3/15/2022	8,453,000	8,549,533
Spectra Energy Partners L.P. 4.75%, 3/15/2024	4,907,000	5,331,652
TransCanada PipeLines, Ltd. 3.75%, 10/16/2023	1,074,000	1,134,917
Williams Cos., Inc.:
3.60%, 3/15/2022	9,010,000	9,091,450
3.70%, 1/15/2023	5,080,000	5,247,843
4.30%, 3/4/2024	3,341,000	3,588,936
4.50%, 11/15/2023	3,368,000	3,608,913
4.55%, 6/24/2024	9,704,000	10,589,393
		264,606,222
REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Campus Communities Operating Partnership L.P. 3.75%, 4/15/2023	1,555,000	1,618,600
American Tower Corp.:
0.60%, 1/15/2024	5,712,000	5,701,947
3.00%, 6/15/2023	10,600,000	11,042,020
3.38%, 5/15/2024	4,790,000	5,096,991
3.50%, 1/31/2023	19,161,000	19,944,302
5.00%, 2/15/2024	5,170,000	5,679,814
Security Description	Principal Amount	Value
AvalonBay Communities, Inc. Series GMTN, 4.20%, 12/15/2023	$3,885,000	$4,160,175
Boston Properties L.P.:
3.13%, 9/1/2023	9,000	9,384
3.80%, 2/1/2024	4,324,000	4,593,385
3.85%, 2/1/2023	8,793,000	9,105,239
Camden Property Trust 2.95%, 12/15/2022	58,000	59,330
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	6,584,000	6,912,607
Crown Castle International Corp.:
3.15%, 7/15/2023	4,396,000	4,591,578
3.20%, 9/1/2024	6,000,000	6,383,040
CubeSmart L.P. 4.38%, 12/15/2023	2,046,000	2,192,841
Essex Portfolio L.P.:
3.25%, 5/1/2023 (b)	3,709,000	3,844,601
3.88%, 5/1/2024	3,676,000	3,931,519
Federal Realty Investment Trust 3.95%, 1/15/2024	3,912,000	4,171,209
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	1,600,000	1,689,456
5.38%, 11/1/2023	1,960,000	2,115,506
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	8,235,000	8,733,794
Series D, 3.75%, 10/15/2023	3,808,000	3,989,794
Kimco Realty Corp.:
2.70%, 3/1/2024	1,969,000	2,050,300
3.13%, 6/1/2023	2,164,000	2,242,661
3.40%, 11/1/2022	1,828,000	1,877,667
Mid-America Apartments L.P.:
3.75%, 6/15/2024	3,100,000	3,321,929
4.30%, 10/15/2023	130,000	138,398
Office Properties Income Trust 4.25%, 5/15/2024	48,000	50,894
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	363,000	384,373
4.95%, 4/1/2024	1,885,000	2,050,692
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	8,605,000	8,904,110
Realty Income Corp.:
3.88%, 7/15/2024	2,200,000	2,374,900
4.65%, 8/1/2023	3,859,000	4,114,041
Simon Property Group L.P.:
2.75%, 6/1/2023	1,588,000	1,639,785
3.75%, 2/1/2024	4,851,000	5,166,752
REIT, 2.00%, 9/13/2024	4,900,000	5,069,197

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	$5,340,000	$5,473,500
SL Green Realty Corp. 4.50%, 12/1/2022 (b)	227,000	234,439
Ventas Realty L.P.:
3.50%, 4/15/2024	4,606,000	4,902,626
3.75%, 5/1/2024	2,242,000	2,385,735
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	3,111,000	3,356,925
Welltower, Inc.:
4.50%, 1/15/2024	2,937,000	3,155,248
REIT, 3.63%, 3/15/2024	4,816,000	5,135,156
WP Carey, Inc. 4.60%, 4/1/2024	4,150,000	4,501,090
		184,097,550
RETAIL — 1.7%
AutoZone, Inc.:
2.88%, 1/15/2023	2,005,000	2,055,666
3.13%, 7/15/2023	185,000	192,761
3.13%, 4/18/2024	3,050,000	3,225,375
Costco Wholesale Corp. 2.75%, 5/18/2024	6,549,000	6,911,815
Dollar General Corp. 3.25%, 4/15/2023	4,085,000	4,235,655
Dollar Tree, Inc. 3.70%, 5/15/2023	6,978,000	7,314,898
Home Depot, Inc.:
2.63%, 6/1/2022	4,938,000	5,007,675
2.70%, 4/1/2023	610,000	628,788
3.75%, 2/15/2024	7,550,000	8,067,326
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,000,000	1,063,450
3.88%, 9/15/2023	67,000	70,921
McDonald's Corp.:
Series MTN, 3.25%, 6/10/2024	2,200,000	2,350,216
Series MTN, 3.35%, 4/1/2023	4,846,000	5,048,224
O'Reilly Automotive, Inc. 3.85%, 6/15/2023	2,084,000	2,184,303
Starbucks Corp.:
2.70%, 6/15/2022 (b)	4,052,000	4,105,324
3.10%, 3/1/2023	4,638,000	4,804,643
3.85%, 10/1/2023	2,365,000	2,505,623
Target Corp. 3.50%, 7/1/2024	8,266,000	8,924,800
TJX Cos., Inc. 2.50%, 5/15/2023	3,950,000	4,067,868
Walmart, Inc.:
2.35%, 12/15/2022	9,436,000	9,653,500
2.55%, 4/11/2023	13,219,000	13,606,052
2.85%, 7/8/2024	18,403,000	19,504,235
3.30%, 4/22/2024	10,408,000	11,089,412
Security Description	Principal Amount	Value
3.40%, 6/26/2023	$7,378,000	$7,756,787
		134,375,317
SAVINGS & LOANS — 0.1%
People's United Financial, Inc. 3.65%, 12/6/2022	6,335,000	6,514,977
SEMICONDUCTORS — 1.8%
Altera Corp. 4.10%, 11/15/2023	2,294,000	2,467,702
Analog Devices, Inc.:
2.50%, 12/5/2021	3,488,000	3,494,837
2.88%, 6/1/2023	40,000	41,398
3.13%, 12/5/2023	2,101,000	2,211,071
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024	5,949,000	6,309,866
Intel Corp.:
2.70%, 12/15/2022	8,739,000	8,989,285
2.88%, 5/11/2024	6,748,000	7,137,495
3.10%, 7/29/2022	3,897,000	3,987,800
Marvell Technology, Inc. 4.20%, 6/22/2023 (e)	5,448,000	5,748,675
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	234,000	242,073
Microchip Technology, Inc.:
0.97%, 2/15/2024 (e)	7,132,000	7,135,352
2.67%, 9/1/2023	615,000	637,767
4.33%, 6/1/2023	4,700,000	4,968,323
Micron Technology, Inc.:
2.50%, 4/24/2023	19,971,000	20,559,745
4.64%, 2/6/2024	3,870,000	4,197,673
NVIDIA Corp.:
0.31%, 6/15/2023	11,091,000	11,087,673
0.58%, 6/14/2024	8,356,000	8,367,030
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (e)	16,316,000	17,800,430
QUALCOMM, Inc.:
2.60%, 1/30/2023	4,146,000	4,261,922
2.90%, 5/20/2024	4,354,000	4,603,397
Skyworks Solutions, Inc. 0.90%, 6/1/2023	3,906,000	3,913,226
Texas Instruments, Inc. 2.25%, 5/1/2023	2,839,000	2,912,502
Xilinx, Inc. 2.95%, 6/1/2024	5,614,000	5,916,426
		136,991,668
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 0.67%, 8/16/2023 (e)	2,340,000	2,340,000
SOFTWARE — 2.6%
Adobe, Inc. 1.70%, 2/1/2023	9,171,000	9,343,140

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Autodesk, Inc. 3.60%, 12/15/2022	$1,092,000	$1,123,537
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	3,823,000	3,824,835
0.60%, 3/1/2024	4,713,000	4,708,240
Fiserv, Inc.:
2.75%, 7/1/2024	15,071,000	15,869,462
3.50%, 10/1/2022	3,963,000	4,055,298
3.80%, 10/1/2023	6,617,000	7,034,533
Intuit, Inc. 0.65%, 7/15/2023	3,868,000	3,885,793
Microsoft Corp.:
2.00%, 8/8/2023	13,190,000	13,578,314
2.13%, 11/15/2022	4,068,000	4,152,818
2.38%, 5/1/2023	5,325,000	5,476,816
2.65%, 11/3/2022	9,062,000	9,257,014
2.88%, 2/6/2024	13,934,000	14,655,642
3.63%, 12/15/2023	6,362,000	6,770,440
Oracle Corp.:
2.40%, 9/15/2023	4,615,000	4,775,002
2.50%, 10/15/2022	15,611,000	15,965,057
2.63%, 2/15/2023	6,893,000	7,093,448
3.40%, 7/8/2024	9,674,000	10,328,446
3.63%, 7/15/2023	4,939,000	5,220,227
Roper Technologies, Inc.:
2.35%, 9/15/2024	4,208,000	4,404,135
3.13%, 11/15/2022	5,000	5,119
3.65%, 9/15/2023	10,739,000	11,379,259
salesforce.com, Inc.:
0.63%, 7/15/2024	5,395,000	5,404,711
3.25%, 4/11/2023	8,854,000	9,232,951
VMware, Inc.:
0.60%, 8/15/2023	6,280,000	6,286,657
1.00%, 8/15/2024	16,080,000	16,134,350
		199,965,244
TELECOMMUNICATIONS — 1.4%
AT&T, Inc.:
0.90%, 3/25/2024	18,253,000	18,278,737
2.63%, 12/1/2022	4,103,000	4,187,276
3.90%, 3/11/2024	7,112,000	7,605,430
4.05%, 12/15/2023	3,037,000	3,271,639
4.45%, 4/1/2024	9,461,000	10,251,750
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	11,354,000	11,359,677
British Telecommunications PLC 4.50%, 12/4/2023	4,819,000	5,199,749
Cisco Systems, Inc.:
2.20%, 9/20/2023	4,899,000	5,068,211
2.60%, 2/28/2023	937,000	967,499
3.63%, 3/4/2024	5,546,000	5,961,950
Security Description	Principal Amount	Value
Rogers Communications, Inc.:
3.00%, 3/15/2023	$1,141,000	$1,174,968
4.10%, 10/1/2023	10,617,000	11,258,479
Verizon Communications, Inc. 0.75%, 3/22/2024	21,902,000	21,996,836
Vodafone Group PLC 2.95%, 2/19/2023	215,000	222,233
		106,804,434
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (b)	2,668,000	2,764,902
TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	2,677,000	2,762,637
3.40%, 9/1/2024	9,306,000	9,990,084
3.75%, 4/1/2024	3,955,000	4,235,489
3.85%, 9/1/2023	11,819,000	12,508,639
Canadian Pacific Railway Co. 4.45%, 3/15/2023	136,000	142,295
Kansas City Southern 3.00%, 5/15/2023	156,000	161,586
Norfolk Southern Corp.:
2.90%, 2/15/2023	3,582,000	3,682,081
3.85%, 1/15/2024	3,665,000	3,899,304
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	2,000	2,091
Series MTN, 3.40%, 3/1/2023	4,744,000	4,927,640
Series MTN, 3.65%, 3/18/2024 (b)	7,424,000	7,926,159
Series MTN, 3.75%, 6/9/2023	29,000	30,576
Series MTN, 3.88%, 12/1/2023	8,559,000	9,134,165
Union Pacific Corp.:
2.75%, 4/15/2023	830,000	854,892
2.95%, 1/15/2023	668,000	685,662
3.15%, 3/1/2024	4,755,000	5,035,735
3.50%, 6/8/2023	1,073,000	1,126,221
3.65%, 2/15/2024	2,246,000	2,386,510
3.75%, 3/15/2024	1,679,000	1,791,476
4.16%, 7/15/2022	12,311,000	12,568,792
United Parcel Service, Inc.:
2.20%, 9/1/2024	1,000,000	1,043,840
2.45%, 10/1/2022	4,672,000	4,773,476
2.50%, 4/1/2023	6,825,000	7,036,712
		96,706,062
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 4.35%, 2/15/2024	2,758,000	2,974,503

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.0% (a)
American Water Capital Corp. 3.85%, 3/1/2024	$341,000	$365,081
TOTAL CORPORATE BONDS & NOTES (Cost $7,653,846,754)		7,672,289,728
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	240,331,310	240,331,310
State Street Navigator Securities Lending Portfolio II (i) (j)	50,539,370	50,539,370
TOTAL SHORT-TERM INVESTMENTS (Cost $290,870,680)		290,870,680
TOTAL INVESTMENTS — 102.7% (Cost $7,944,717,434)		7,963,160,408
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(210,395,668)
NET ASSETS — 100.0%		$7,752,764,740
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,672,289,728	$—	$7,672,289,728
Short-Term Investments	290,870,680	—	—	290,870,680
TOTAL INVESTMENTS	$290,870,680	$7,672,289,728	$—	$7,963,160,408
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	187,711,730	$187,711,730	$781,877,649	$729,258,069	$—	$—	240,331,310	$240,331,310	$2,725
State Street Navigator Securities Lending Portfolio II	133,827,723	133,827,723	69,605,065	152,893,418	—	—	50,539,370	50,539,370	34,757
Total		$321,539,453	$851,482,714	$882,151,487	$—	$—		$290,870,680	$37,482
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Bonds:
6.25%, 8/15/2023	$5,856,100	$6,508,277
7.13%, 2/15/2023	4,324,500	4,733,132
7.63%, 11/15/2022	1,178,000	1,275,829
Treasury Notes:
0.13%, 10/31/2022	23,450,300	23,454,880
0.13%, 11/30/2022	37,592,100	37,590,632
0.13%, 12/31/2022	53,283,500	53,275,175
0.13%, 1/31/2023	65,503,000	65,479,972
0.13%, 2/28/2023	54,132,600	54,098,767
0.13%, 3/31/2023	24,092,700	24,071,996
0.13%, 4/30/2023	49,556,900	49,493,018
0.13%, 5/15/2023	41,814,500	41,757,332
0.13%, 5/31/2023	62,674,200	62,576,272
0.13%, 6/30/2023 (a)	44,956,600	44,881,087
0.13%, 7/15/2023	43,249,000	43,161,151
0.13%, 7/31/2023	37,988,000	37,907,869
0.13%, 8/15/2023	47,441,100	47,329,910
0.13%, 8/31/2023	22,140,800	22,082,853
0.13%, 9/15/2023	48,054,600	47,913,815
0.13%, 10/15/2023	53,231,000	53,048,019
0.13%, 12/15/2023	53,977,800	53,733,213
0.13%, 1/15/2024	54,250,400	53,966,433
0.13%, 2/15/2024 (a)	62,437,400	62,091,068
0.25%, 4/15/2023	40,785,800	40,820,851
0.25%, 6/15/2023	42,900,600	42,917,358
0.25%, 9/30/2023	41,125,000	41,094,477
0.25%, 11/15/2023	56,198,500	56,128,252
0.25%, 3/15/2024 (a)	65,870,200	65,654,063
0.25%, 5/15/2024	63,697,000	63,388,468
0.25%, 6/15/2024	64,268,200	63,906,691
0.38%, 4/15/2024	62,282,000	62,218,745
0.38%, 7/15/2024	50,368,200	50,226,539
0.38%, 8/15/2024	50,156,100	49,979,770
0.38%, 9/15/2024	60,000,000	59,742,188
0.50%, 3/15/2023	38,762,700	38,945,914
1.25%, 7/31/2023	27,035,300	27,533,763
1.25%, 8/31/2024	30,133,600	30,788,064
1.38%, 10/15/2022	14,612,600	14,805,532
1.38%, 2/15/2023	32,963,500	33,513,321
1.38%, 6/30/2023	26,123,500	26,646,990
1.38%, 8/31/2023	22,957,200	23,442,350
1.38%, 9/30/2023	27,721,600	28,325,844
1.50%, 1/15/2023	33,198,300	33,777,974
1.50%, 2/28/2023	25,295,400	25,770,677
1.50%, 3/31/2023	22,650,800	23,095,853
1.50%, 9/30/2024	30,000,000	30,881,250
1.63%, 11/15/2022	60,673,600	61,702,207
1.63%, 12/15/2022	33,345,800	33,947,588
1.63%, 4/30/2023	28,399,100	29,034,752
1.63%, 5/31/2023	26,095,200	26,704,768
1.63%, 10/31/2023	26,650,700	27,379,430
1.75%, 1/31/2023	23,006,600	23,492,794
Security Description	Principal Amount	Value
1.75%, 5/15/2023	$51,979,400	$53,280,915
1.75%, 6/30/2024	35,185,000	36,427,470
1.75%, 7/31/2024	35,495,800	36,771,430
1.88%, 10/31/2022	10,045,500	10,237,777
1.88%, 8/31/2024	25,176,000	26,179,106
2.00%, 10/31/2022	30,484,100	31,108,071
2.00%, 11/30/2022	60,813,100	62,141,011
2.00%, 2/15/2023	53,744,300	55,098,404
2.00%, 4/30/2024	21,684,000	22,564,913
2.00%, 5/31/2024	45,669,000	47,549,279
2.00%, 6/30/2024	25,132,200	26,188,538
2.13%, 12/31/2022	59,760,600	61,235,940
2.13%, 11/30/2023	29,457,200	30,605,571
2.13%, 2/29/2024	24,469,100	25,497,567
2.13%, 3/31/2024	59,878,000	62,436,849
2.13%, 7/31/2024	25,354,400	26,527,041
2.13%, 9/30/2024	20,000,000	20,954,688
2.25%, 12/31/2023	26,478,600	27,610,147
2.25%, 1/31/2024	24,724,200	25,811,679
2.25%, 4/30/2024	43,662,800	45,709,494
2.38%, 1/31/2023	36,829,000	37,918,045
2.38%, 2/29/2024	26,730,700	28,010,850
2.38%, 8/15/2024	65,092,600	68,596,413
2.50%, 3/31/2023	30,143,300	31,185,363
2.50%, 8/15/2023	44,875,500	46,754,662
2.50%, 1/31/2024	32,123,500	33,719,636
2.50%, 5/15/2024	56,355,100	59,397,395
2.63%, 2/28/2023	27,251,300	28,195,515
2.63%, 6/30/2023	29,993,500	31,244,791
2.63%, 12/31/2023	27,577,900	28,982,649
2.75%, 4/30/2023	32,780,900	34,097,258
2.75%, 5/31/2023	29,552,400	30,794,524
2.75%, 7/31/2023	30,597,800	31,997,410
2.75%, 8/31/2023	23,109,900	24,205,815
2.75%, 11/15/2023	57,809,100	60,794,398
2.75%, 2/15/2024	50,364,900	53,209,730
2.88%, 9/30/2023	27,313,100	28,717,164
2.88%, 10/31/2023	28,413,700	29,929,837
2.88%, 11/30/2023	28,017,500	29,558,463
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,480,859,579)		3,477,542,981
Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	4,465,001	4,465,001

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	73,069,441	$73,069,441
TOTAL SHORT-TERM INVESTMENTS (Cost $77,534,442)		77,534,442
TOTAL INVESTMENTS — 101.9% (Cost $3,558,394,021)		3,555,077,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(66,020,564)
NET ASSETS — 100.0%		$3,489,056,859

(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,477,542,981	$—	$3,477,542,981
Short-Term Investments	77,534,442	—	—	77,534,442
TOTAL INVESTMENTS	$77,534,442	$3,477,542,981	$—	$3,555,077,423
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,552,887	$15,552,887	$42,623,114	$53,711,000	$—	$—	4,465,001	$4,465,001	$167
State Street Navigator Securities Lending Portfolio II	65,280,643	65,280,643	739,651,544	731,862,746	—	—	73,069,441	73,069,441	21,702
Total		$80,833,530	$782,274,658	$785,573,746	$—	$—		$77,534,442	$21,869
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051	$31,489,700	$34,556,151
0.25%, 2/15/2050	31,166,497	35,163,738
0.63%, 2/15/2043	49,446,627	58,986,356
0.75%, 2/15/2042	50,361,727	61,409,009
0.75%, 2/15/2045	46,835,089	57,691,372
0.88%, 2/15/2047	42,155,193	54,067,090
1.00%, 2/15/2046	42,267,094	55,081,797
1.00%, 2/15/2048	37,689,174	50,050,110
1.00%, 2/15/2049	27,053,178	36,285,420
1.38%, 2/15/2044	46,077,453	63,338,969
1.75%, 1/15/2028	31,242,043	37,627,968
2.00%, 1/15/2026	48,161,940	56,189,310
2.13%, 2/15/2040	36,094,236	53,767,444
2.13%, 2/15/2041	51,913,350	78,245,846
2.38%, 1/15/2025	70,190,372	80,596,665
2.38%, 1/15/2027	36,442,297	44,344,133
2.50%, 1/15/2029	30,145,609	38,644,896
3.38%, 4/15/2032	13,022,227	19,078,099
3.63%, 4/15/2028	42,324,994	56,618,767
3.88%, 4/15/2029	55,692,363	77,760,609
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023 (a)	82,502,140	85,324,331
0.13%, 7/15/2024	80,112,480	85,548,695
0.13%, 10/15/2024	60,310,643	64,528,361
0.13%, 4/15/2025	67,634,959	72,572,686
0.13%, 10/15/2025	70,203,501	75,983,485
0.13%, 4/15/2026 (a)	68,633,614	74,320,486
0.13%, 7/15/2026	78,845,085	86,033,874
0.13%, 1/15/2030	80,523,632	88,520,996
0.13%, 7/15/2030	83,051,538	91,649,285
0.13%, 1/15/2031 (a)	82,816,897	90,955,011
0.13%, 7/15/2031	52,388,908	57,731,479
0.25%, 1/15/2025	82,657,032	88,828,970
0.25%, 7/15/2029	78,733,403	87,633,296
0.38%, 7/15/2023	86,412,301	91,070,210
0.38%, 7/15/2025	86,631,928	94,542,849
0.38%, 1/15/2027	82,148,691	90,736,787
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$74,994,049	$83,458,775
0.50%, 4/15/2024 (a)	56,074,442	59,891,483
0.50%, 1/15/2028	71,062,433	79,601,075
0.63%, 4/15/2023	95,060,660	99,503,465
0.63%, 1/15/2024	88,134,685	94,059,051
0.63%, 1/15/2026	94,773,607	104,629,134
0.75%, 7/15/2028	72,565,494	83,134,714
0.88%, 1/15/2029	72,113,439	83,368,357
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,946,839,431)		3,063,130,604
	Shares
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	866,750	866,750
State Street Navigator Securities Lending Portfolio II (d) (e)	129,562,363	129,562,363
TOTAL SHORT-TERM INVESTMENTS (Cost $130,429,113)		130,429,113
TOTAL INVESTMENTS — 103.9% (Cost $3,077,268,544)		3,193,559,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(119,123,460)
NET ASSETS — 100.0%		$3,074,436,257
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,063,130,604	$—	$3,063,130,604
Short-Term Investments	130,429,113	—	—	130,429,113
TOTAL INVESTMENTS	$130,429,113	$3,063,130,604	$—	$3,193,559,717
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,556	$1,049,556	$88,983,744	$89,166,550	$—	$—	866,750	$866,750	$408
State Street Navigator Securities Lending Portfolio II	144,571,395	144,571,395	1,058,464,873	1,073,473,905	—	—	129,562,363	129,562,363	32,173
Total		$145,620,951	$1,147,448,617	$1,162,640,455	$—	$—		$130,429,113	$32,581
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.8%
AZERBAIJAN — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$850,000	$1,000,076
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	438,292
BRAZIL — 2.0%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	264,135
Petrobras Global Finance B.V.:
5.60%, 1/3/2031	700,000	759,262
6.00%, 1/27/2028	950,000	1,071,087
6.75%, 1/27/2041	300,000	338,679
6.85%, 6/5/2115	486,000	501,970
6.90%, 3/19/2049	600,000	669,762
		3,604,895
CHILE — 2.6%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	850,000	879,104
3.63%, 8/1/2027	400,000	429,356
3.70%, 1/30/2050	1,650,000	1,679,386
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	710,802
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (a)	200,000	196,030
5.25%, 11/6/2029	400,000	446,948
Interchile SA 4.50%, 6/30/2056 (a)	250,000	261,643
		4,603,269
CHINA — 4.7%
Bank of China, Ltd. 5.00%, 11/13/2024	1,200,000	1,327,128
China Cinda Finance 2015 I, Ltd. 4.25%, 4/23/2025	400,000	425,776
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	770,329
China Construction Bank Corp. 5 year CMT + 1.88%, 4.25%, 2/27/2029 (b)	800,000	854,128
China Resources Land, Ltd. 5 year CMT + 5.14%, 3.75%, 12/9/2024 (b)	500,000	519,150
Chinalco Capital Holdings, Ltd. 2.13%, 6/3/2026	250,000	247,787
CNAC HK Finbridge Co., Ltd.:
3.38%, 6/19/2024	200,000	209,370
5.13%, 3/14/2028	700,000	799,598
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	212,772
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	200,000	197,628
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China, Ltd.:
4.88%, 9/21/2025	$700,000	$777,163
5 year CMT + 2.37%, 3.20%, 9/24/2026 (b)	200,000	199,985
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024	400,000	433,988
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	212,480
Sinopec Group Overseas Development 2018, Ltd.:
2.30%, 1/8/2031	450,000	446,530
2.70%, 5/13/2030	200,000	205,248
State Grid Overseas Investment BVI, Ltd:
1.63%, 8/5/2030	200,000	190,436
3.50%, 5/4/2027	300,000	329,307
		8,358,803
COLOMBIA — 1.1%
Ecopetrol SA:
5.38%, 6/26/2026	400,000	434,500
5.88%, 9/18/2023	420,000	452,126
5.88%, 5/28/2045	400,000	404,020
6.88%, 4/29/2030	600,000	702,174
		1,992,820
INDIA — 1.2%
Greenko Dutch B.V. 3.85%, 3/29/2026	443,250	450,635
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	1,150,000	1,234,559
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	482,880
		2,168,074
INDONESIA — 1.7%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	440,000	479,622
Pertamina Persero PT:
4.18%, 1/21/2050	850,000	859,690
Series REGS, 4.30%, 5/20/2023	200,000	210,528
5.63%, 5/20/2043	200,000	237,462
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	900,000	977,994
5.45%, 5/21/2028	200,000	233,460
		2,998,756
ISRAEL — 0.3%
Israel Electric Corp., Ltd.:
4.25%, 8/14/2028 (a)	200,000	224,350

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 6, 5.00%, 11/12/2024 (a)	$200,000	$221,718
		446,068
KAZAKHSTAN — 1.0%
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042	200,000	274,276
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	335,322
5.38%, 4/24/2030	700,000	825,125
6.38%, 10/24/2048	200,000	256,952
		1,691,675
MALAYSIA — 1.8%
Petronas Capital, Ltd.:
2.48%, 1/28/2032	250,000	249,515
3.40%, 4/28/2061	400,000	404,088
3.50%, 4/21/2030	1,000,000	1,085,530
4.50%, 3/18/2045	400,000	481,168
4.55%, 4/21/2050	800,000	977,952
		3,198,253
MEXICO — 2.5%
Comision Federal de Electricidad:
3.35%, 2/9/2031	400,000	394,052
4.88%, 1/15/2024	200,000	216,362
Mexico City Airport Trust:
5.50%, 7/31/2047	200,000	204,102
5.50%, 7/31/2047	200,000	203,500
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	394,364
5.95%, 1/28/2031	400,000	387,548
6.49%, 1/23/2027	600,000	634,272
6.63%, 6/15/2035	150,000	142,344
6.75%, 9/21/2047	1,300,000	1,134,562
6.88%, 8/4/2026	300,000	326,301
6.95%, 1/28/2060	100,000	87,367
7.69%, 1/23/2050	200,000	189,192
Petroleos Mexicanos Co. 6.88%, 10/16/2025	200,000	219,180
		4,533,146
MOROCCO — 0.2%
OCP SA:
3.75%, 6/23/2031	200,000	199,260
5.13%, 6/23/2051	200,000	198,000
		397,260
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	300,000	315,966
Banco Nacional de Panama 2.50%, 8/11/2030	200,000	191,042
		507,008
Security Description	Principal Amount	Value
PERU — 0.3%
Petroleos del Peru SA:
4.75%, 6/19/2032	$200,000	$206,300
5.63%, 6/19/2047	400,000	399,768
		606,068
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	298,840
QATAR — 0.1%
Ooredoo International Finance, Ltd. 2.63%, 4/8/2031	200,000	203,648
RUSSIA — 1.5%
Gazprom Neft OAO Via GPN Capital SA 6.00%, 11/27/2023	700,000	768,512
Gazprom PJSC via Gaz Finance PLC:
2.95%, 1/27/2029	250,000	245,250
3.25%, 2/25/2030	1,600,000	1,592,201
		2,605,963
SAUDI ARABIA — 1.2%
Saudi Arabian Oil Co.:
2.25%, 11/24/2030 (a)	500,000	490,275
2.25%, 11/24/2030	400,000	391,445
3.25%, 11/24/2050	300,000	285,774
4.25%, 4/16/2039	250,000	280,285
4.38%, 4/16/2049	600,000	681,246
		2,129,025
SOUTH AFRICA — 0.2%
Eskom Holdings SOC, Ltd. 6.35%, 8/10/2028	400,000	427,000
THAILAND — 0.2%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	310,920
UNITED ARAB EMIRATES — 1.5%
DP World Crescent, Ltd. 3.91%, 5/31/2023	1,200,000	1,248,000
DP World Salaam 5 year CMT + 5.75%, 6.00%, 10/1/2025 (b)	600,000	657,000
DP World, Ltd.:
5.63%, 9/25/2048	200,000	246,540
6.85%, 7/2/2037 (a)	200,000	267,808
Emirates NBD Bank PJSC 5 year CMT + 3.66%, 6.13%, 3/20/2025 (b)	200,000	212,460
		2,631,808
UNITED KINGDOM — 0.4%
Gazprom PJSC via Gaz Finance PLC:
3.00%, 6/29/2027	500,000	504,395

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5 year CMT + 4.26%, 4.60%, 10/26/2025 (b)	$200,000	$208,129
		712,524
TOTAL CORPORATE BONDS & NOTES (Cost $45,858,377)		45,864,191
FOREIGN GOVERNMENT OBLIGATIONS — 72.7%
ANGOLA — 1.0%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	700,000	724,500
Series REGS, 9.13%, 11/26/2049	700,000	710,248
Series REGS, 9.38%, 5/8/2048	250,000	257,640
		1,692,388
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,450,000	556,728
ARMENIA — 0.2%
Republic of Armenia International Bond:
Series REGS, 3.60%, 2/2/2031	200,000	188,500
Series REGS, 7.15%, 3/26/2025	200,000	227,580
		416,080
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	400,000	427,693
BAHAMAS — 0.1%
Bahamas Government International Bond Series REGS, 8.95%, 10/15/2032	200,000	188,000
BAHRAIN — 2.1%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	189,892
Series REGS, 5.45%, 9/16/2032	808,000	783,760
Series REGS, 6.00%, 9/19/2044	200,000	183,760
Series REGS, 6.13%, 8/1/2023	600,000	635,364
Series REGS, 7.00%, 1/26/2026	1,100,000	1,217,498
Security Description	Principal Amount	Value
Series REGS, 7.50%, 9/20/2047	$200,000	$205,700
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	580,203
		3,796,177
BERMUDA — 0.2%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	198,000
Series REGS, 3.38%, 8/20/2050	200,000	200,634
		398,634
BOLIVIA — 0.1%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	250,000	227,105
BRAZIL — 3.1%
Brazilian Government International Bond:
3.75%, 9/12/2031	200,000	190,164
3.88%, 6/12/2030	400,000	388,016
4.25%, 1/7/2025	700,000	753,333
4.50%, 5/30/2029	400,000	412,316
4.63%, 1/13/2028	800,000	842,480
4.75%, 1/14/2050	600,000	531,390
5.00%, 1/27/2045	600,000	560,580
5.63%, 1/7/2041	300,000	304,041
5.63%, 2/21/2047	400,000	400,324
6.00%, 4/7/2026	200,000	229,682
8.25%, 1/20/2034	600,000	798,414
		5,410,740
BYELORUSSIAN SSR — 0.3%
Republic of Belarus International Bond:
Series REGS, 5.88%, 2/24/2026	300,000	280,902
Series REGS, 6.38%, 2/24/2031	300,000	264,000
		544,902
CHILE — 2.0%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	198,572
3.10%, 1/22/2061	500,000	452,795
3.13%, 1/21/2026	500,000	536,175
3.24%, 2/6/2028	400,000	426,104
3.24%, 2/6/2028	600,000	637,584
3.50%, 1/25/2050	700,000	701,365
3.86%, 6/21/2047	600,000	645,150
		3,597,745

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CHINA — 0.2%
China Government International Bond 4.00%, 10/19/2048	$300,000	$389,386
COLOMBIA — 3.2%
Colombia Government International Bond:
3.00%, 1/30/2030	300,000	283,491
3.13%, 4/15/2031	800,000	749,352
3.25%, 4/22/2032	200,000	186,748
3.88%, 4/25/2027	400,000	414,796
3.88%, 2/15/2061	250,000	202,305
4.00%, 2/26/2024	200,000	209,252
4.13%, 2/22/2042	250,000	224,997
4.13%, 5/15/2051	200,000	173,022
4.50%, 1/28/2026	400,000	428,688
5.00%, 6/15/2045	400,000	390,532
5.20%, 5/15/2049	700,000	698,999
5.63%, 2/26/2044	500,000	522,805
6.13%, 1/18/2041	500,000	549,740
7.38%, 9/18/2037	400,000	491,796
8.13%, 5/21/2024	200,000	230,724
		5,757,247
COSTA RICA — 0.6%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	455,000	402,912
Series REGS, 7.00%, 4/4/2044	300,000	296,241
Series REGS, 7.16%, 3/12/2045	300,000	300,624
		999,777
CROATIA — 0.1%
Croatia Government International Bond Series REGS, 6.00%, 1/26/2024	200,000	222,904
DOMINICAN REPUBLIC — 2.7%
Dominican Republic International Bond:
Series REGS, 5.30%, 1/21/2041	450,000	445,986
Series REGS, 5.50%, 1/27/2025	500,000	546,255
Series REGS, 5.88%, 1/30/2060	400,000	392,344
Series REGS, 6.00%, 7/19/2028	1,700,000	1,917,056
Series REGS, 6.40%, 6/5/2049	400,000	423,616
Series REGS, 6.50%, 2/15/2048	400,000	428,068
Security Description	Principal Amount	Value
Series REGS, 7.45%, 4/30/2044	$500,000	$597,755
		4,751,080
ECUADOR — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	106,752
EGYPT — 2.7%
Egypt Government International Bond:
Series REGS, 5.58%, 2/21/2023	200,000	205,726
Series REGS, 5.88%, 6/11/2025	400,000	414,000
Series REGS, 5.88%, 2/16/2031	200,000	183,754
Series REGS, 7.05%, 1/15/2032	250,000	242,090
Series REGS, 7.30%, 9/30/2033	350,000	339,780
Series REGS, 7.50%, 1/31/2027	500,000	528,180
Series REGS, 7.50%, 2/16/2061	400,000	350,432
Series REGS, 7.60%, 3/1/2029	800,000	828,504
Series REGS, 7.90%, 2/21/2048	1,000,000	912,500
Series REGS, 8.50%, 1/31/2047	200,000	193,000
Series REGS, 8.88%, 5/29/2050	650,000	642,957
		4,840,923
EL SALVADOR — 0.5%
El Salvador Government International Bond:
Series REGS, 5.88%, 1/30/2025	150,000	114,768
Series REGS, 7.65%, 6/15/2035	200,000	144,000
Series REGS, 7.75%, 1/24/2023	150,000	126,377
Series REGS, 8.25%, 4/10/2032	250,000	186,300
9.50%, 7/15/2052	400,000	311,556
		883,001
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	200,000	173,032

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.38%, 12/12/2024	$250,000	$265,665
Series REGS, 6.63%, 2/6/2031	200,000	196,704
		462,369
GHANA — 1.4%
Ghana Government International Bond:
Series REGS, 6.38%, 2/11/2027	200,000	188,050
Series REGS, 8.13%, 1/18/2026	600,000	606,000
Series REGS, 8.13%, 3/26/2032	650,000	614,965
Series REGS, 8.63%, 6/16/2049	400,000	358,000
Series REGS, 8.75%, 3/11/2061	200,000	178,500
Series REGS, 10.75%, 10/14/2030	400,000	483,000
		2,428,515
GUATEMALA — 0.5%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	404,456
Series REGS, 4.88%, 2/13/2028	300,000	324,003
Series REGS, 6.13%, 6/1/2050	200,000	230,402
		958,861
HONDURAS — 0.2%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	300,000	313,389
HUNGARY — 0.8%
Hungary Government International Bond:
Series REGS, 3.13%, 9/21/2051	450,000	443,110
7.63%, 3/29/2041	600,000	1,000,902
		1,444,012
INDIA — 1.3%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,000,000	930,930
Series REGS, 3.38%, 8/5/2026	1,350,000	1,434,307
		2,365,237
Security Description	Principal Amount	Value
INDONESIA — 3.5%
Indonesia Government International Bond:
2.85%, 2/14/2030	$400,000	$414,180
3.40%, 9/18/2029	400,000	430,880
Series REGS, 3.85%, 7/18/2027	200,000	221,988
3.85%, 10/15/2030	600,000	670,836
4.20%, 10/15/2050	750,000	830,880
4.35%, 1/11/2048	400,000	445,448
4.45%, 4/15/2070	200,000	228,140
4.75%, 2/11/2029	500,000	583,530
Series REGS, 5.13%, 1/15/2045	400,000	484,256
Series REGS, 5.95%, 1/8/2046	400,000	541,332
Series REGS, 8.50%, 10/12/2035	200,000	313,282
Perusahaan Penerbit SBSN Indonesia III:
Series REGS, 4.15%, 3/29/2027	700,000	782,649
Series REGS, 4.35%, 9/10/2024	200,000	219,176
		6,166,577
IRAQ — 0.2%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	406,000
IVORY COAST — 0.2%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	400,000	422,200
JAMAICA — 0.6%
Jamaica Government International Bond:
6.75%, 4/28/2028	400,000	466,820
7.88%, 7/28/2045	400,000	555,404
		1,022,224
JORDAN — 0.5%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	300,000	320,250
Series REGS, 6.13%, 1/29/2026	100,000	107,750
Series REGS, 7.38%, 10/10/2047	500,000	517,630
		945,630

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
KAZAKHSTAN — 0.9%
Kazakhstan Government International Bond:
Series REGS, 4.88%, 10/14/2044	$800,000	$980,618
Series REGS, 6.50%, 7/21/2045	400,000	577,896
		1,558,514
KENYA — 0.8%
Republic of Kenya Government International Bond:
Series REGS, 6.88%, 6/24/2024	500,000	547,065
Series REGS, 7.00%, 5/22/2027	200,000	215,912
Series REGS, 8.00%, 5/22/2032	400,000	441,720
Series REGS, 8.25%, 2/28/2048	200,000	216,038
		1,420,735
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (a)	250,000	248,398
MEXICO — 2.4%
Mexico Government International Bond:
2.66%, 5/24/2031	200,000	192,868
3.25%, 4/16/2030	200,000	205,322
3.75%, 1/11/2028	400,000	436,072
Series EMTN, 3.75%, 4/19/2071	150,000	129,993
3.77%, 5/24/2061	200,000	177,594
4.60%, 1/23/2046	900,000	934,578
4.75%, 4/27/2032	250,000	281,050
Series MTN, 4.75%, 3/8/2044	200,000	213,638
5.00%, 4/27/2051	400,000	439,644
5.55%, 1/21/2045	400,000	468,212
Series GMTN, 5.75%, 10/12/2110	150,000	170,895
Series MTNA, 7.50%, 4/8/2033	400,000	558,572
		4,208,438
MONGOLIA — 0.4%
Mongolia Government International Bond:
Series REGS, 3.50%, 7/7/2027	200,000	194,460
5.13%, 4/7/2026	200,000	210,318
Series REGS, 5.63%, 5/1/2023	200,000	209,909
		614,687
Security Description	Principal Amount	Value
MOROCCO — 0.6%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	$200,000	$195,758
Series REGS, 3.00%, 12/15/2032	450,000	427,518
Series REGS, 4.00%, 12/15/2050	400,000	364,880
		988,156
NIGERIA — 1.5%
Nigeria Government International Bond:
Series REGS, 6.38%, 7/12/2023	250,000	263,750
Series REGS, 6.50%, 11/28/2027	200,000	207,252
Series REGS, 7.14%, 2/23/2030	200,000	203,750
Series REGS, 7.38%, 9/28/2033	650,000	655,200
Series REGS, 7.63%, 11/21/2025	400,000	442,504
Series REGS, 7.63%, 11/28/2047	200,000	192,760
Series REGS, 7.70%, 2/23/2038	200,000	197,750
Series REGS, 8.75%, 1/21/2031	200,000	219,197
Series REGS, 9.25%, 1/21/2049	300,000	325,875
		2,708,038
OMAN — 3.4%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	900,000	922,500
Series REGS, 5.38%, 3/8/2027	400,000	417,000
Series REGS, 6.00%, 8/1/2029	1,200,000	1,261,399
Series REGS, 6.25%, 1/25/2031	200,000	213,774
Series REGS, 6.50%, 3/8/2047	400,000	387,557
Series REGS, 6.75%, 10/28/2027	850,000	944,673
Series REGS, 6.75%, 1/17/2048	600,000	593,280
Series REGS, 7.00%, 1/25/2051	200,000	202,856
Series REGS, 7.38%, 10/28/2032	200,000	227,618
Oman Sovereign Sukuk Co.:
Series REGS, 4.40%, 6/1/2024	400,000	412,500

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 5.93%, 10/31/2025	$400,000	$440,240
		6,023,397
PAKISTAN — 0.8%
Pakistan Government International Bond:
Series REGS, 6.88%, 12/5/2027	500,000	502,540
Series REGS, 7.38%, 4/8/2031	200,000	199,500
Series REGS, 8.25%, 4/15/2024	450,000	480,265
Series REGS, 8.88%, 4/8/2051	200,000	201,000
		1,383,305
PANAMA — 3.0%
Panama Government Bond 3.75%, 4/17/2026	350,000	376,324
Panama Government International Bond:
2.25%, 9/29/2032	650,000	611,865
3.16%, 1/23/2030	200,000	206,170
3.88%, 3/17/2028	700,000	760,494
4.30%, 4/29/2053	285,000	302,225
4.50%, 5/15/2047	200,000	219,046
4.50%, 4/1/2056	1,400,000	1,519,896
6.70%, 1/26/2036	750,000	998,347
7.13%, 1/29/2026	200,000	244,794
		5,239,161
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	200,000	200,668
PARAGUAY — 0.7%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	850,000	959,777
Series REGS, 5.40%, 3/30/2050	200,000	229,348
		1,189,125
PERU — 2.5%
Peruvian Government International Bond:
1.86%, 12/1/2032	950,000	866,941
2.39%, 1/23/2026	600,000	613,164
2.78%, 1/23/2031	450,000	446,855
2.78%, 12/1/2060	75,000	63,416
5.63%, 11/18/2050	1,400,000	1,903,384
7.35%, 7/21/2025	500,000	605,175
		4,498,935
Security Description	Principal Amount	Value
PHILIPPINES — 3.6%
Philippine Government International Bond:
2.46%, 5/5/2030	$500,000	$511,330
2.65%, 12/10/2045	200,000	182,806
2.95%, 5/5/2045	300,000	285,921
3.00%, 2/1/2028	500,000	535,625
3.70%, 3/1/2041	600,000	636,552
3.70%, 2/2/2042	300,000	318,414
3.75%, 1/14/2029	200,000	223,580
3.95%, 1/20/2040	632,000	689,872
5.50%, 3/30/2026	200,000	235,320
6.38%, 10/23/2034	376,000	520,572
7.75%, 1/14/2031	400,000	576,100
9.50%, 2/2/2030	500,000	774,370
10.63%, 3/16/2025	300,000	394,753
Republic of Philippines 3.20%, 7/6/2046	600,000	590,472
		6,475,687
POLAND — 0.1%
Poland Government International Bond 4.00%, 1/22/2024	200,000	215,766
QATAR — 0.2%
Qatar Government International Bond Series REGS, 5.75%, 1/20/2042	200,000	279,050
ROMANIA — 0.8%
Romanian Government International Bond:
Series REGS, 3.00%, 2/14/2031	400,000	407,765
Series REGS, 4.00%, 2/14/2051	250,000	249,000
Series REGS, 4.00%, 2/14/2051	400,000	398,400
Series REGS, 5.13%, 6/15/2048	300,000	354,751
		1,409,916
RUSSIA — 3.5%
Russian Foreign Bond - Eurobond:
Series REGS, 4.25%, 6/23/2027	600,000	668,183
Series REGS, 4.38%, 3/21/2029	400,000	452,910
Series REGS, 4.75%, 5/27/2026	600,000	675,000
Series REGS, 5.10%, 3/28/2035	1,000,000	1,196,610
Series REGS, 5.25%, 6/23/2047	400,000	506,520
Series REGS, 5.63%, 4/4/2042	800,000	1,035,574
Series REGS, 5.88%, 9/16/2043	800,000	1,082,295

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 12.75%, 6/24/2028	$400,000	$661,168
		6,278,260
SAUDI ARABIA — 3.8%
KSA Sukuk, Ltd. 3.63%, 4/20/2027	200,000	218,798
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	400,000	415,016
Series REGS, 2.75%, 2/3/2032	250,000	256,898
Series REGS, 3.25%, 10/26/2026	1,400,000	1,509,340
Series REGS, 3.25%, 10/22/2030	800,000	856,259
Series REGS, 3.63%, 3/4/2028	600,000	658,500
Series REGS, 3.75%, 1/21/2055	200,000	208,582
Series REGS, 4.50%, 4/17/2030	200,000	234,286
Series REGS, 4.50%, 10/26/2046	850,000	980,679
Series REGS, 4.50%, 4/22/2060	200,000	238,960
Series REGS, 4.63%, 10/4/2047	400,000	469,880
Series REGS, 5.00%, 4/17/2049	400,000	497,724
Series REGS, 5.25%, 1/16/2050	200,000	258,668
		6,803,590
SENEGAL — 0.2%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	208,508
Series REGS, 6.25%, 5/23/2033	200,000	208,249
		416,757
SERBIA — 0.1%
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	187,056
SOUTH AFRICA — 2.4%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	600,000	603,522
4.85%, 9/30/2029	500,000	514,135
4.88%, 4/14/2026	800,000	855,856
5.00%, 10/12/2046	200,000	177,064
5.38%, 7/24/2044	200,000	188,764
5.65%, 9/27/2047	500,000	474,425
Security Description	Principal Amount	Value
5.75%, 9/30/2049	$400,000	$380,684
5.88%, 9/16/2025	400,000	448,156
5.88%, 6/22/2030	300,000	330,912
6.30%, 6/22/2048	200,000	205,634
		4,179,152
SRI LANKA — 0.7%
Sri Lanka Government International Bond:
Series REGS, 5.75%, 4/18/2023	300,000	198,132
Series REGS, 6.20%, 5/11/2027	250,000	152,505
Series REGS, 6.35%, 6/28/2024	400,000	255,992
Series REGS, 6.85%, 3/14/2024	200,000	127,508
Series REGS, 6.85%, 11/3/2025	200,000	126,032
Series REGS, 7.85%, 3/14/2029	700,000	423,906
		1,284,075
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.38%, 1/16/2024	200,000	209,866
Series REGS, 4.50%, 8/4/2026	200,000	212,680
Series REGS, 4.50%, 6/26/2030	250,000	264,243
		686,789
TUNISIA — 0.1%
Banque Centrale de Tunisie International Bond Series REGS, 5.75%, 1/30/2025	200,000	169,081
TURKEY — 4.7%
Hazine Mustesarligi Varlik Kiralama A/S 5.00%, 4/6/2023	400,000	407,200
Turkey Government International Bond:
3.25%, 3/23/2023	200,000	199,016
4.88%, 4/16/2043	600,000	465,510
5.13%, 2/17/2028	700,000	664,419
5.25%, 3/13/2030	900,000	830,547
5.75%, 3/22/2024	600,000	613,074
5.75%, 5/11/2047	200,000	165,388
5.88%, 6/26/2031	250,000	234,923
5.95%, 1/15/2031	400,000	378,171
6.00%, 3/25/2027	200,000	199,484
6.00%, 1/14/2041	400,000	346,164
6.38%, 10/14/2025	1,900,000	1,949,324
6.63%, 2/17/2045	500,000	458,300

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 5/30/2040	$400,000	$377,600
7.38%, 2/5/2025	100,000	106,061
7.63%, 4/26/2029	600,000	639,528
8.00%, 2/14/2034	250,000	269,692
		8,304,401
UKRAINE — 2.1%
Ukraine Government International Bond:
Series REGS, 7.25%, 3/15/2033	450,000	455,735
Series REGS, 7.38%, 9/25/2032	650,000	665,444
Series REGS, 7.75%, 9/1/2023	600,000	641,100
Series REGS, 7.75%, 9/1/2024	400,000	433,512
Series REGS, 7.75%, 9/1/2026	400,000	433,735
Series REGS, 7.75%, 9/1/2026	100,000	108,434
Series REGS, 7.75%, 9/1/2027	400,000	433,283
Series REGS, 9.75%, 11/1/2028	400,000	469,080
		3,640,323
UNITED ARAB EMIRATES — 1.2%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	189,000
Finance Department Government of Sharjah Series REGS, 4.00%, 7/28/2050	500,000	444,700
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	600,000	606,865
3.20%, 7/13/2031	300,000	298,500
3.85%, 4/3/2026	211,000	224,489
4.23%, 3/14/2028	400,000	430,115
		2,193,669
URUGUAY — 1.9%
Uruguay Government International Bond:
4.38%, 1/23/2031	900,000	1,040,688
4.98%, 4/20/2055	900,000	1,128,582
5.10%, 6/18/2050	500,000	637,010
7.63%, 3/21/2036	400,000	599,112
		3,405,392
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bond:
Series REGS, 3.70%, 11/25/2030	300,000	290,250
Security Description	Principal Amount	Value
Series 144A, 3.90%, 10/19/2031 (a)	$200,000	$195,300
		485,550
VIETNAM — 0.1%
Vietnam Government International Bond Series REGS, 4.80%, 11/19/2024	200,000	221,416
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $130,264,557)		129,232,795
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d) (Cost $536,926)	536,819	536,926
TOTAL INVESTMENTS — 98.8% (Cost $176,659,860)		175,633,912
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		2,162,315
NET ASSETS — 100.0%		$177,796,227
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$45,864,191	$—	$45,864,191
Foreign Government Obligations	—	129,232,795	—	129,232,795
Short-Term Investment	536,926	—	—	536,926
TOTAL INVESTMENTS	$536,926	$175,096,986	$—	$175,633,912
Affiliate Table
	Number of Shares Held at 4/7/2021*	Value at 4/7/2021*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,461,589	$4,924,749	$86	$—	536,819	$536,926	$22
*	Commencement of operations.
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2021 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.